UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street® SPDR® Bloomberg 1-10 Year TIPS ETF

TIPX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg 1-10 Year TIPS ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,827,535,965
  Number of Portfolio Holdings33
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.6%
Short-Term Investments	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	4.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 04/15/30	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.25%, due 07/15/29	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-10 Year TIPS ETF to the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TIPX

State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF

BIL

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg 1-3 Month T-Bill ETF	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$42,636,594,495
  Number of Portfolio Holdings21

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.9%
Short-Term Investments	2.4%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.81%, due 02/05/26	8.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	8.1%
U.S. Treasury Bills, 3.95%, due 02/19/26	8.0%
U.S. Treasury Bills, 3.79%, due 02/03/26	6.5%
U.S. Treasury Bills, 3.74%, due 02/26/26	6.2%
U.S. Treasury Bills, 3.88%, due 03/05/26	6.2%
U.S. Treasury Bills, 3.58%, due 02/12/26	6.1%
U.S. Treasury Bills, 3.73%, due 03/12/26	6.0%
U.S. Treasury Bills, 3.74%, due 02/24/26	6.0%
U.S. Treasury Bills, 3.72%, due 04/02/26	5.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-3 Month T-Bill ETF to the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BIL

State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF

BILS

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg 3-12 Month T-Bill ETF	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,854,485,322
  Number of Portfolio Holdings25

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.9%
Short-Term Investments	4.4%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.68%, due 04/16/26	7.1%
U.S. Treasury Bills, 3.68%, due 05/14/26	7.1%
U.S. Treasury Bills, 3.59%, due 06/11/26	6.9%
U.S. Treasury Bills, 3.72%, due 05/07/26	4.5%
U.S. Treasury Bills, 3.71%, due 05/21/26	4.4%
U.S. Treasury Bills, 3.66%, due 05/28/26	4.4%
U.S. Treasury Bills, 3.65%, due 06/04/26	4.4%
U.S. Treasury Bills, 3.47%, due 06/18/26	4.3%
U.S. Treasury Bills, 3.50%, due 06/25/26	4.3%
U.S. Treasury Bills, 3.50%, due 07/02/26	4.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 3-12 Month T-Bill ETF to the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BILS

State Street® SPDR® Bloomberg Convertible Securities ETF

CWB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Convertible Securities ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,549,586,982
  Number of Portfolio Holdings333
  Portfolio Turnover Rate18%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Convertible Bonds	77.4%
Corporate Bonds & Notes	9.2%
Convertible Preferred Stocks	7.4%
Short-Term Investments	5.2%
Preferred Stocks	5.1%
Convertible Foreign Bonds	0.3%
Warrants	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Holdings	%
Boeing Co., 6.00%, due 10/15/27	2.3%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.3%
Western Digital Corp., 3.00%, due 11/15/28	2.2%
Wells Fargo & Co., 7.50%, due 12/31/49	1.4%
Bank of America Corp., 7.25%, due 12/31/49	1.1%
Seagate HDD Cayman, 3.50%, due 06/01/28	1.0%
Lumentum Holdings, Inc., 1.50%, due 12/15/29	0.9%
DoorDash, Inc., due 05/15/30	0.9%
Albemarle Corp., 7.25%, due 03/01/27	0.8%
KKR & Co., Inc., 6.25%, due 03/01/28	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Convertible Securities ETF to the State Street® SPDR® Bloomberg Convertible Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CWB

State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF

EMHC

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Emerging Markets USD Bond ETF	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$231,362,216
  Number of Portfolio Holdings511
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Argentina	5.1%
Indonesia	5.0%
Mexico	5.0%
Turkey	4.9%
United Arab Emirates	4.9%
Saudi Arabia	4.8%
Qatar	4.8%
Brazil	4.7%
Chile	4.5%
Philippines	3.6%

Top Ten Holdings

Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.3%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.2%
Argentina Republic Government International Bonds, 1.00%, due 07/09/29	1.0%
Ecuador Government International Bonds, 6.90%, due 07/31/35	0.9%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	0.8%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.7%
Brazil Government International Bonds, 6.63%, due 03/15/35	0.6%
Qatar Government International Bonds, 4.82%, due 03/14/49	0.6%
Indonesia Government International Bonds, 5.95%, due 01/08/46	0.6%
Kuwait International Government Bonds, 4.65%, due 10/09/35	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets USD Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EMHC

State Street® SPDR® Bloomberg High Yield Bond ETF

JNK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg High Yield Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$7,623,014,367
  Number of Portfolio Holdings1,184
  Portfolio Turnover Rate34%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Diversified Financial Services	6.5%
Oil & Gas	6.0%
Media	5.9%
Telecommunications	5.8%
Commercial Services	5.7%
Pipelines	5.2%
Health Care Services	4.2%
Retail	4.0%
Insurance	3.3%
Entertainment	3.2%

Top Ten Holdings

Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.7%
EchoStar Corp., 10.75%, due 11/30/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
Medline Borrower LP, 3.88%, due 04/01/29	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.4%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, due 12/31/32	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	0.3%
Carnival Corp., 5.75%, due 08/01/32	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg High Yield Bond ETF to the State Street® SPDR® Bloomberg High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR JNK

State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF

FLRN

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Investment Grade Floating Rate ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,702,733,052
  Number of Portfolio Holdings474
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	43.6%
Multi-National	22.3%
Auto Manufacturers	8.8%
Insurance	5.4%
Sovereign	3.8%
Diversified Financial Services	2.7%
Pharmaceuticals	1.7%
Oil&Gas	1.6%
Machinery, Construction & Mining	1.4%
Machinery-Diversified	1.3%

Top Security Types

Assets	%
Corporate Bonds & Notes	73.3%
Foreign Government Obligations	25.0%
Short-Term Investments	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Investment Grade Floating Rate ETF to the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FLRN

State Street® SPDR® Bloomberg Short Term High Yield Bond ETF

SJNK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Short Term High Yield Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$5,240,809,195
  Number of Portfolio Holdings1,174
  Portfolio Turnover Rate28%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Media	9.4%
Diversified Financial Services	5.5%
Telecommunications	5.2%
Commercial Services	5.1%
Retail	4.7%
Oil & Gas	4.6%
Pipelines	4.0%
Healthcare-Services	3.9%
Real Estate Investment Trusts	3.9%
Software	3.1%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.7%
Medline Borrower LP, 3.88%, due 04/01/29	0.6%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.4%
Directv Financing LLC, 8.88%, due 02/01/30	0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28	0.4%
WULF Compute LLC, 7.75%, due 10/15/30	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Short Term High Yield Bond ETF to the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SJNK

State Street® SPDR® Dow Jones® REIT ETF

RWR

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Dow Jones® REIT ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Dow Jones® REIT ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,711,586,950
  Number of Portfolio Holdings105
  Portfolio Turnover Rate4%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Health Care REITs	20.3%
Specialized REITs	18.2%
Retail REITs	18.0%
Residential REITs	17.6%
Industrial REITs	14.8%
Office REITs	4.2%
Hotel & Resort REITs	3.2%
Diversified REITs	2.9%

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.8%
Welltower, Inc.	9.7%
Equinix, Inc.	4.7%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.3%
Public Storage	4.3%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	2.9%
AvalonBay Communities, Inc. REIT	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Dow Jones® REIT ETF to the State Street® SPDR® Dow Jones® REIT ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RWR

State Street® SPDR® FactSet Innovative Technology ETF

XITK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® FactSet Innovative Technology ETF	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$76,677,471
  Number of Portfolio Holdings103
  Portfolio Turnover Rate61%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Software	46.1%
Semiconductors & Semiconductor Equipment	14.4%
Interactive Media & Services	9.1%
Professional Services	5.8%
Health Care Technology	4.1%
IT Services	3.9%
Communications Equipment	3.2%
Consumer Finance	2.8%
Entertainment	2.0%
Electronic Equipment, Instruments & Components	1.9%

Top Ten Holdings

Holdings	%
Impinj, Inc.	1.2%
Clearwater Analytics Holdings, Inc., Class A	1.1%
Snap, Inc., Class A	1.1%
AXT, Inc.	1.1%
Zeta Global Holdings Corp., Class A	1.1%
Klaviyo, Inc., Class A	1.1%
Applied Optoelectronics, Inc.	1.1%
Nutanix, Inc., Class A	1.1%
Weave Communications, Inc.	1.1%
HubSpot, Inc.	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® FactSet Innovative Technology ETF to the State Street® SPDR® FactSet Innovative Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XITK

State Street® SPDR® Global Dow ETF

DGT

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Global Dow ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Global Dow ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$491,216,062
  Number of Portfolio Holdings162
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	59.1%
Japan	7.6%
France	4.7%
Germany	3.9%
United Kingdom	3.4%
China	2.5%
Australia	2.1%
Spain	2.0%
India	1.9%
Canada	1.4%

Top Ten Holdings

Holdings	%
Intel Corp.	0.9%
Eli Lilly & Co.	0.9%
ASML Holding NV	0.8%
Caterpillar, Inc.	0.8%
Advanced Micro Devices, Inc.	0.8%
ArcelorMittal SA	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%
Rio Tinto PLC	0.8%
Tesla, Inc.	0.8%
FedEx Corp.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Global Dow ETF to the State Street® SPDR® Global Dow ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR DGT

State Street® SPDR® ICE Preferred Securities ETF

PSK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® ICE Preferred Securities ETF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$772,033,281
  Number of Portfolio Holdings161
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	39.6%
Insurance	21.7%
Electric	17.3%
Diversified Financial Services	9.9%
Real Estate Investment Trusts	4.3%
Telecommunications	3.2%
Auto Manufacturers	2.5%
Pipelines	0.5%
Sovereign	0.4%
Gas	0.3%

Top Ten Holdings

Holdings	%
Citigroup Capital XIII, 10.47%, due 10/30/40	3.8%
Wells Fargo & Co., 4.75%, due 03/15/26	1.7%
AT&T, Inc., 5.35%, due 11/01/66	1.6%
Capital One Financial Corp., 5.00%, due 03/01/26	1.6%
Duke Energy Corp., 5.75%, due 01/30/26	1.4%
Allstate Corp., 5.10%, due 04/15/26	1.3%
Capital One Financial Corp., 4.80%, due 03/01/26	1.3%
Xcel Energy, Inc., 6.25%, due 10/15/85	1.3%
NextEra Energy Capital Holdings, Inc., 6.50%, due 06/01/85	1.2%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® ICE Preferred Securities ETF to the State Street® SPDR® ICE Preferred Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR PSK

State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF

LQIG

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$19,175,098
  Number of Portfolio Holdings380
  Portfolio Turnover Rate34%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	27.2%
Pharmaceuticals	8.5%
Telecommunications	6.6%
Internet	6.0%
Oil & Gas	4.6%
Aerospace & Defense	4.4%
Pipelines	4.3%
Software	4.1%
Food	3.6%
Beverages	3.5%

Top Ten Holdings

Holdings	%
AbbVie, Inc., 5.05%, due 03/15/34	1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.8%
Wells Fargo & Co., 5.57%, due 07/25/29	0.8%
Oracle Corp., 2.88%, due 03/25/31	0.8%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
Bank of America Corp., 5.29%, due 04/25/34	0.7%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
Meta Platforms, Inc., 4.88%, due 11/15/35	0.6%
Wells Fargo & Co., 5.39%, due 04/24/34	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF to the State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR LQIG

State Street® SPDR® MSCI USA Climate Paris Aligned ETF

NZUS

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI USA Climate Paris Aligned ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI USA Climate Paris Aligned ETF	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,875,359
  Number of Portfolio Holdings150
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	18.7%
Software	13.8%
Interactive Media & Services	8.2%
Technology Hardware, Storage & Peripherals	7.3%
Pharmaceuticals	5.4%
Financial Services	4.9%
Automobiles	4.8%
Specialized REITs	4.6%
Capital Markets	3.7%
Broadline Retail	3.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.6%
Microsoft Corp.	7.7%
Apple, Inc.	7.3%
Tesla, Inc.	4.3%
Alphabet, Inc., Class C	3.7%
Eli Lilly & Co.	3.5%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Climate Paris Aligned ETF to the State Street® SPDR® MSCI USA Climate Paris Aligned ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR NZUS

State Street® SPDR® MSCI USA Gender Diversity ETF

SHE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI USA Gender Diversity ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$283,610,211
  Number of Portfolio Holdings222
  Portfolio Turnover Rate40%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	15.0%
Software	14.4%
Banks	6.7%
Interactive Media & Services	5.0%
Hotels, Restaurants & Leisure	4.5%
Specialty Retail	3.3%
Diversified Telecommunication Services	3.2%
Biotechnology	2.8%
Oil, Gas & Consumable Fuels	2.7%
Machinery	2.7%

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., Class A	4.9%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.7%
Micron Technology, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Oracle Corp.	3.1%
Intuit, Inc.	2.2%
Verizon Communications, Inc.	2.0%
Accenture PLC, Class A	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Gender Diversity ETF to the State Street® SPDR® MSCI USA Gender Diversity ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SHE

SPDR MSCI USA StrategicFactors℠ ETF

QUS

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,530,548,271
  Number of Portfolio Holdings548
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Software	9.2%
Semiconductors & Semiconductor Equipment	6.5%
Pharmaceuticals	6.1%
Interactive Media & Services	5.4%
Financial Services	5.4%
Insurance	4.1%
Health Care Providers & Services	3.9%
Oil, Gas & Consumable Fuels	3.5%
Banks	3.4%
Technology Hardware, Storage & Peripherals	3.2%

Top Ten Holdings

Holdings	%
Microsoft Corp.	3.1%
Apple, Inc.	3.0%
NVIDIA Corp.	2.4%
Meta Platforms, Inc., Class A	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	2.1%
Johnson & Johnson	1.8%
Mastercard, Inc., Class A	1.7%
Alphabet, Inc., Class A	1.6%
Walmart, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA StrategicFactors℠ ETF to the State Street® SPDR® MSCI USA StrategicFactors℠ ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QUS

State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF

HYMB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Nuveen ICE High Yield Municipal Bond ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,895,665,157
  Number of Portfolio Holdings1,836
  Portfolio Turnover Rate6%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
California	13.7%
Puerto Rico	9.3%
Illinois	7.2%
Florida	6.3%
New York	6.3%
Texas	5.1%
Colorado	4.4%
Wisconsin	4.4%
Ohio	3.9%
Pennsylvania	3.0%

Top Ten Holdings

Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 07/01/58	1.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, due 07/01/58	1.4%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.00%, due 06/01/55	1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, due 07/01/53	0.7%
Commonwealth of Puerto Rico, 4.00%, due 07/01/41	0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, due 07/01/40	0.6%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/01/39	0.6%
Commonwealth of Puerto Rico, 4.00%, due 07/01/46	0.5%
New York Liberty Development Corp., Class 1-3, 5.00%, due 11/15/44	0.5%
Main Street Natural Gas, Inc., 4.00%, due 08/01/52	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE High Yield Municipal Bond ETF to the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HYMB

State Street® SPDR® Nuveen ICE Municipal Bond ETF

TFI

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Nuveen ICE Municipal Bond ETF	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,016,183,832
  Number of Portfolio Holdings1,722
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
California	16.4%
New York	16.2%
Texas	11.3%
Illinois	4.0%
Massachusetts	3.5%
Florida	3.4%
Pennsylvania	3.4%
New Jersey	3.2%
Washington	2.9%
Georgia	2.6%

Top Ten Holdings

Holdings	%
City of New York, 5.00%, due 08/01/31	0.4%
State of Maryland, 5.00%, due 06/01/34	0.4%
State of Minnesota, 5.00%, due 08/01/27	0.3%
University of California, 5.00%, due 05/15/29	0.3%
State of California, 5.00%, due 11/01/31	0.3%
State of Connecticut Special Tax Revenue, 5.00%, due 07/01/28	0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/28	0.2%
State of California, 5.00%, due 11/01/27	0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 05/01/36	0.2%
State of Washington, 5.00%, due 02/01/28	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TFI

State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF

SHM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Nuveen ICE Short Term Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,512,351,731
  Number of Portfolio Holdings963
  Portfolio Turnover Rate18%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
California	15.8%
New York	13.8%
Texas	11.4%
Alabama	3.6%
Washington	3.5%
Illinois	3.3%
Georgia	3.2%
New Jersey	3.1%
Maryland	3.0%
Florida	2.6%

Top Ten Holdings

Holdings	%
City of New York, 5.00%, due 08/01/27	1.1%
State of California, 5.00%, due 09/01/28	0.9%
Southeast Energy Authority A Cooperative District, 5.00%, due 10/01/30	0.9%
State of California, 5.00%, due 10/01/27	0.7%
New York State Dormitory Authority, 5.00%, due 03/15/29	0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/27	0.6%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.6%
Commonwealth of Pennsylvania, 5.00%, due 09/01/26	0.6%
State of California, 5.00%, due 03/01/29	0.5%
Triborough Bridge & Tunnel Authority, 4.00%, due 05/15/27	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Short Term Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SHM

State Street® SPDR® NYSE Technology ETF

XNTK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® NYSE Technology ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® NYSE Technology ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,522,325,965
  Number of Portfolio Holdings36
  Portfolio Turnover Rate18%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	35.0%
Software	25.2%
Communications Equipment	5.8%
Interactive Media & Services	5.8%
Broadline Retail	5.6%
IT Services	5.5%
Electronic Equipment, Instruments & Components	3.0%
Hotels, Restaurants & Leisure	2.9%
Entertainment	2.8%
Automobiles	2.8%

Top Ten Holdings

Holdings	%
Micron Technology, Inc.	3.4%
Lam Research Corp.	3.0%
NVIDIA Corp.	3.0%
Arista Networks, Inc.	3.0%
Amphenol Corp., Class A	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Oracle Corp.	2.9%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.9%
Advanced Micro Devices, Inc.	2.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® NYSE Technology ETF to the State Street® SPDR® NYSE Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XNTK

State Street® SPDR® Portfolio Aggregate Bond ETF

SPAB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Aggregate Bond ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$9,300,979,886
  Number of Portfolio Holdings8,247
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.1%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.8%
Foreign Government Obligations	3.0%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.50%, due 12/15/28	0.9%
U.S. Treasury Notes, 4.38%, due 07/15/27	0.5%
U.S. Treasury Notes, 3.88%, due 03/31/27	0.5%
U.S. Treasury Notes, 4.63%, due 05/31/31	0.5%
U.S. Treasury Notes, 3.38%, due 09/15/28	0.5%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Notes, 4.13%, due 07/31/31	0.5%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.5%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
U.S. Treasury Notes, 3.50%, due 09/30/27	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Aggregate Bond ETF to the State Street® SPDR® Portfolio Aggregate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPAB

State Street® SPDR® Portfolio Corporate Bond ETF

SPBO

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Corporate Bond ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,807,167,242
  Number of Portfolio Holdings3,987
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	21.2%
Electric	8.9%
Pharmaceuticals	5.0%
Health Care Services	4.1%
Telecommunications	4.0%
Diversified Financial Services	3.8%
Pipelines	3.6%
Oil & Gas	3.4%
Real Estate Investment Trusts	3.3%
Semiconductors	2.8%

Top Ten Holdings

Holdings	%
Goldman Sachs Group, Inc., 3.81%, due 04/23/29	0.3%
Bank of America Corp., 3.59%, due 07/21/28	0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.2%
JPMorgan Chase & Co., 3.54%, due 05/01/28	0.2%
BAT Capital Corp., 7.08%, due 08/02/43	0.2%
Bank of America Corp., 3.97%, due 03/05/29	0.2%
Bank of America Corp., 3.42%, due 12/20/28	0.2%
CVS Health Corp., 6.00%, due 06/01/44	0.2%
Verizon Communications, Inc., 2.10%, due 03/22/28	0.2%
Citigroup, Inc., 4.91%, due 05/24/33	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Corporate Bond ETF to the State Street® SPDR® Portfolio Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPBO

State Street® SPDR® Portfolio High Yield Bond ETF

SPHY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio High Yield Bond ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$10,464,747,609
  Number of Portfolio Holdings1,939
  Portfolio Turnover Rate32%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Media	7.1%
Telecommunications	6.1%
Diversified Financial Services	5.6%
Oil&Gas	5.2%
Commercial Services	5.2%
Retail	4.9%
Pipelines	4.4%
Healthcare Services	3.9%
Electric	3.6%
Entertainment	3.3%

Top Ten Holdings

Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.5%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
Carnival Corp., 5.75%, due 08/01/32	0.3%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	0.2%
DISH Network Corp., 11.75%, due 11/15/27	0.2%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, due 12/31/32	0.2%
HUB International Ltd., 7.25%, due 06/15/30	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio High Yield Bond ETF to the State Street® SPDR® Portfolio High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPHY

State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF

SPIB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Intermediate Term Corporate Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$10,953,033,713
  Number of Portfolio Holdings5,087
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	26.4%
Electric	7.5%
Real Estate Investment Trusts	4.7%
Diversified Financial Services	4.6%
Pharmaceuticals	4.1%
Telecommunications	3.3%
Pipelines	3.1%
Health Care Services	2.9%
Auto Manufacturers	2.8%
Oil & Gas	2.7%

Top Ten Holdings

Holdings	%
Citigroup, Inc., 5.17%, due 09/11/36	0.2%
Wells Fargo & Co., 4.30%, due 07/22/27	0.2%
Bank of America Corp., 3.82%, due 01/20/28	0.2%
Meta Platforms, Inc., 4.88%, due 11/15/35	0.2%
JPMorgan Chase & Co., 5.58%, due 07/23/36	0.2%
American Express Co., 4.35%, due 07/20/29	0.2%
Bank of America Corp., 5.47%, due 01/23/35	0.1%
Morgan Stanley, 5.23%, due 01/15/31	0.1%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Corporate Bond ETF to the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPIB

State Street® SPDR® Portfolio Intermediate Term Treasury ETF

SPTI

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Intermediate Term Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$9,627,401,011
  Number of Portfolio Holdings104
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.0%
U.S. Treasury Notes, 4.25%, due 11/15/34	2.0%
U.S. Treasury Notes, 4.25%, due 05/15/35	2.0%
U.S. Treasury Notes, 4.38%, due 05/15/34	1.9%
U.S. Treasury Notes, 4.25%, due 08/15/35	1.9%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.9%
U.S. Treasury Notes, 3.88%, due 08/15/34	1.8%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.8%
U.S. Treasury Notes, 4.00%, due 02/28/30	1.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Treasury ETF to the State Street® SPDR® Portfolio Intermediate Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTI

State Street® SPDR® Portfolio Long Term Corporate Bond ETF

SPLB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Long Term Corporate Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,106,366,957
  Number of Portfolio Holdings2,960
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric	13.4%
Banks	8.0%
Pharmaceuticals	7.1%
Health Care Services	6.0%
Telecommunications	5.5%
Pipelines	4.8%
Oil&Gas	4.2%
Media	4.0%
Insurance	3.6%
Transportation	3.5%

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., 5.75%, due 11/15/65	0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Amgen, Inc., 5.65%, due 03/02/53	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
AbbVie, Inc., 4.25%, due 11/21/49	0.2%
T-Mobile USA, Inc., 4.95%, due 11/15/35	0.2%
Alphabet, Inc., 5.70%, due 11/15/75	0.2%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Corporate Bond ETF to the State Street® SPDR® Portfolio Long Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPLB

State Street® SPDR® Portfolio Long Term Treasury ETF

SPTL

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Long Term Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$10,986,434,644
  Number of Portfolio Holdings97
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.0%
Short-Term Investments	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Holdings	%
U.S. Treasury Bonds, 4.75%, due 05/15/55	2.4%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.3%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.3%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.3%
U.S. Treasury Bonds, 4.50%, due 11/15/54	2.3%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.3%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.2%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.2%
U.S. Treasury Bonds, 4.13%, due 08/15/53	1.9%
U.S. Treasury Bonds, 4.00%, due 11/15/52	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Treasury ETF to the State Street® SPDR® Portfolio Long Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTL

State Street® SPDR® Portfolio Mortgage Backed Bond ETF

SPMB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Mortgage Backed Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$6,652,538,306
  Number of Portfolio Holdings2,625
  Portfolio Turnover Rate7%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Government Agency Obligations	99.3%
Short-Term Investments	9.5%

Top Ten Holdings

Holdings	%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	1.1%
Federal National Mortgage Association, 2.00%, due 02/01/52	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 02/01/51	0.9%
Federal Home Loan Mortgage Corp., 6.00%, due 08/01/55	0.9%
Federal National Mortgage Association, 2.00%, due 11/01/50	0.9%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/55	0.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/55	0.8%
Federal National Mortgage Association, 2.00%, due 07/01/51	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Mortgage Backed Bond ETF to the State Street® SPDR® Portfolio Mortgage Backed Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPMB

State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF

SPTM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 1500® Composite Stock Market ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$12,034,567,449
  Number of Portfolio Holdings1,516
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	13.3%
Software	9.8%
Interactive Media & Services	7.5%
Technology Hardware, Storage & Peripherals	6.8%
Banks	3.9%
Financial Services	3.7%
Broadline Retail	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Apple, Inc.	6.4%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 1500® Composite Stock Market ETF to the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTM

State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF

SPMD

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 400™ Mid Cap ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,042,515,008
  Number of Portfolio Holdings404
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	6.6%
Machinery	5.5%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.7%
Software	3.7%
Aerospace & Defense	3.5%
Specialty Retail	3.4%
Capital Markets	3.0%
Professional Services	2.9%
Oil, Gas & Consumable Fuels	2.9%

Top Ten Holdings

Holdings	%
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc., Class A	0.7%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 400™ Mid Cap ETF to the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPMD

State Street® SPDR® Portfolio S&P 500® ETF

SPYM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® ETF	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$96,927,948,271
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.3%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.9%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Apple, Inc.	6.9%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® ETF to the State Street® SPDR® Portfolio S&P 500® ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYM

State Street® SPDR® Portfolio S&P 500® Growth ETF

SPYG

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Growth ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® Growth ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$45,296,167,593
  Number of Portfolio Holdings141
  Portfolio Turnover Rate20%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	24.0%
Software	15.8%
Interactive Media & Services	15.1%
Technology Hardware, Storage & Peripherals	6.6%
Financial Services	5.1%
Broadline Retail	3.9%
Pharmaceuticals	3.7%
Automobiles	2.5%
Aerospace & Defense	2.3%
Capital Markets	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.5%
Microsoft Corp.	11.5%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Broadcom, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.8%
Berkshire Hathaway, Inc., Class B	2.9%
Eli Lilly & Co.	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Growth ETF to the State Street® SPDR® Portfolio S&P 500® Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYG

State Street® SPDR® Portfolio S&P 500® High Dividend ETF

SPYD

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® High Dividend ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® High Dividend ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$7,235,664,660
  Number of Portfolio Holdings81
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric Utilities	10.8%
Banks	10.0%
Food Products	8.1%
Oil, Gas & Consumable Fuels	6.7%
Retail REITs	6.5%
Pharmaceuticals	6.1%
Residential REITs	6.0%
Specialized REITs	4.4%
Capital Markets	4.1%
Containers & Packaging	3.1%

Top Ten Holdings

Holdings	%
CVS Health Corp.	1.8%
Viatris, Inc.	1.7%
APA Corp.	1.6%
Merck & Co., Inc.	1.6%
Invesco Ltd.	1.6%
AbbVie, Inc.	1.6%
Citizens Financial Group, Inc.	1.5%
Edison International	1.5%
Ford Motor Co.	1.5%
U.S. Bancorp	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® High Dividend ETF to the State Street® SPDR® Portfolio S&P 500® High Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYD

State Street® SPDR® Portfolio S&P 500® Value ETF

SPYV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Value ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® Value ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$31,589,832,101
  Number of Portfolio Holdings446
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Technology Hardware, Storage & Peripherals	8.1%
Banks	5.7%
Oil, Gas & Consumable Fuels	5.6%
Capital Markets	4.8%
Software	3.9%
Broadline Retail	3.9%
Consumer Staples Distribution & Retail	3.8%
Insurance	3.4%
Health Care Providers & Services	3.3%
Semiconductors & Semiconductor Equipment	2.9%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.4%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Tesla, Inc.	1.8%
Costco Wholesale Corp.	1.4%
Bank of America Corp.	1.4%
Home Depot, Inc.	1.3%
Procter & Gamble Co.	1.2%
UnitedHealth Group, Inc.	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Value ETF to the State Street® SPDR® Portfolio S&P 500® Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYV

State Street® SPDR® Portfolio S&P 600™ Small Cap ETF

SPSM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 600™ Small Cap ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,093,157,748
  Number of Portfolio Holdings611
  Portfolio Turnover Rate15%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	8.6%
Electronic Equipment, Instruments & Components	4.6%
Machinery	4.3%
Biotechnology	4.0%
Semiconductors & Semiconductor Equipment	3.9%
Software	3.8%
Chemicals	3.6%
Specialty Retail	3.4%
Capital Markets	3.3%
Health Care Equipment & Supplies	3.3%

Top Ten Holdings

Holdings	%
Arrowhead Pharmaceuticals, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.6%
Sanmina Corp.	0.6%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corp.	0.5%
SiTime Corp.	0.5%
LKQ Corp.	0.5%
Solstice Advanced Materials, Inc.	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 600™ Small Cap ETF to the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPSM

State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF

SPDG

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P Sector Neutral Dividend ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$11,423,373
  Number of Portfolio Holdings279
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	11.2%
IT Services	10.0%
Banks	9.9%
Diversified Telecommunication Services	8.7%
Communications Equipment	6.2%
Specialty Retail	5.1%
Hotels, Restaurants & Leisure	3.4%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Electronic Equipment, Instruments & Components	3.3%

Top Ten Holdings

Holdings	%
Verizon Communications, Inc.	8.7%
Cisco Systems, Inc.	6.2%
International Business Machines Corp.	5.7%
QUALCOMM, Inc.	3.8%
Texas Instruments, Inc.	3.6%
Home Depot, Inc.	3.5%
Accenture PLC, Class A	3.5%
Bank of America Corp.	3.1%
Analog Devices, Inc.	2.9%
McDonald's Corp.	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P Sector Neutral Dividend ETF to the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPDG

State Street® SPDR® Portfolio Short Term Corporate Bond ETF

SPSB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Short Term Corporate Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$8,413,563,437
  Number of Portfolio Holdings1,558
  Portfolio Turnover Rate21%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	32.6%
Electric	6.0%
Diversified Financial Services	5.2%
Pharmaceuticals	4.6%
Auto Manufacturers	4.0%
Real Estate Investment Trusts	3.6%
Investment Company Securities	2.6%
Pipelines	2.4%
Software	2.4%
Health Care Services	2.3%

Top Ten Holdings

Holdings	%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	0.6%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/28	0.5%
Bank of America Corp., 4.95%, due 07/22/28	0.4%
Citigroup, Inc., 4.79%, due 03/04/29	0.4%
HSBC Holdings PLC, 4.90%, due 03/03/29	0.4%
Morgan Stanley, 1.51%, due 07/20/27	0.4%
Wells Fargo & Co., 5.71%, due 04/22/28	0.3%
JPMorgan Chase & Co., 3.78%, due 02/01/28	0.3%
Goldman Sachs Group, Inc., 6.48%, due 10/24/29	0.3%
Citigroup, Inc., 4.64%, due 05/07/28	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Corporate Bond ETF to the State Street® SPDR® Portfolio Short Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPSB

State Street® SPDR® Portfolio Short Term Treasury ETF

SPTS

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Short Term Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$5,911,188,394
  Number of Portfolio Holdings98
  Portfolio Turnover Rate27%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.3%
Short-Term Investments	1.4%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.63%, due 06/15/27	1.5%
U.S. Treasury Notes, 4.50%, due 04/15/27	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/27	1.4%
U.S. Treasury Notes, 4.38%, due 07/15/27	1.4%
U.S. Treasury Notes, 4.25%, due 03/15/27	1.4%
U.S. Treasury Notes, 3.75%, due 08/15/27	1.4%
U.S. Treasury Notes, 3.88%, due 10/15/27	1.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	1.4%
U.S. Treasury Notes, 4.13%, due 11/15/27	1.4%
U.S. Treasury Notes, 4.13%, due 02/15/27	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Treasury ETF to the State Street® SPDR® Portfolio Short Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTS

State Street® SPDR® Portfolio TIPS ETF

SPIP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio TIPS ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio TIPS ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$965,434,809
  Number of Portfolio Holdings49
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.5%
Short-Term Investments	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	3.4%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 04/15/30	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	2.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio TIPS ETF to the State Street® SPDR® Portfolio TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPIP

State Street® SPDR® Portfolio Treasury ETF

SPTB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$149,146,421
  Number of Portfolio Holdings277
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.9%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%
U.S. Treasury Notes, 1.63%, due 05/15/31	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Treasury ETF to the State Street® SPDR® Portfolio Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTB

State Street® SPDR® Russell 1000 Low Volatility Focus ETF

ONEV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Russell 1000 Low Volatility Focus ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$555,201,523
  Number of Portfolio Holdings446
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Insurance	8.3%
Health Care Providers & Services	7.8%
Machinery	5.9%
Electric Utilities	4.5%
Professional Services	3.9%
Food Products	3.5%
Capital Markets	3.4%
Household Durables	2.9%
Specialty Retail	2.6%
Multi-Utilities	2.6%

Top Ten Holdings

Holdings	%
Cardinal Health, Inc.	1.7%
Cencora, Inc.	1.1%
Cognizant Technology Solutions Corp., Class A	1.0%
Arch Capital Group Ltd.	1.0%
Regeneron Pharmaceuticals, Inc.	1.0%
Humana, Inc.	0.9%
McKesson Corp.	0.9%
Omnicom Group, Inc.	0.8%
Leidos Holdings, Inc.	0.8%
Cigna Group	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Low Volatility Focus ETF to the State Street® SPDR® Russell 1000 Low Volatility Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ONEV

State Street® SPDR® Russell 1000 Momentum Focus ETF

ONEO

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Russell 1000 Momentum Focus ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$49,160,018
  Number of Portfolio Holdings913
  Portfolio Turnover Rate25%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	5.3%
Insurance	4.7%
Health Care Providers & Services	4.3%
Machinery	3.9%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Hotels, Restaurants & Leisure	3.2%
Capital Markets	3.0%
Electric Utilities	3.0%
Specialty Retail	2.9%

Top Ten Holdings

Holdings	%
McKesson Corp.	0.8%
Western Digital Corp.	0.8%
Dollar General Corp.	0.7%
Flex Ltd.	0.7%
Monolithic Power Systems, Inc.	0.6%
Synchrony Financial	0.6%
Jabil, Inc.	0.6%
Leidos Holdings, Inc.	0.5%
Aptiv PLC	0.5%
General Motors Co.	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Momentum Focus ETF to the State Street® SPDR® Russell 1000 Momentum Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ONEO

State Street® SPDR® Russell 1000 Yield Focus ETF

ONEY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Russell 1000 Yield Focus ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$807,178,770
  Number of Portfolio Holdings305
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Oil, Gas & Consumable Fuels	6.9%
Electric Utilities	6.0%
Food Products	5.7%
Machinery	4.6%
Air Freight & Logistics	4.5%
Metals & Mining	3.6%
Consumer Staples Distribution & Retail	3.5%
Insurance	3.4%
Chemicals	3.4%
Multi-Utilities	3.1%

Top Ten Holdings

Holdings	%
United Parcel Service, Inc., Class B	2.3%
Target Corp.	1.5%
EOG Resources, Inc.	1.5%
Ford Motor Co.	1.4%
Altria Group, Inc.	1.4%
SLB Ltd.	1.3%
Newmont Corp.	1.2%
NIKE, Inc., Class B	1.1%
FedEx Corp.	1.1%
Hewlett Packard Enterprise Co.	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Yield Focus ETF to the State Street® SPDR® Russell 1000 Yield Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ONEY

State Street® SPDR® S&P® 1500 Momentum Tilt ETF

MMTM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® 1500 Momentum Tilt ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$163,402,549
  Number of Portfolio Holdings1,477
  Portfolio Turnover Rate34%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	19.8%
Interactive Media & Services	11.6%
Software	11.2%
Technology Hardware, Storage & Peripherals	5.4%
Banks	4.8%
Automobiles	3.9%
Capital Markets	3.6%
Broadline Retail	3.5%
Aerospace & Defense	3.2%
Financial Services	2.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	11.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.0%
Apple, Inc.	4.7%
Alphabet, Inc., Class A	4.7%
Alphabet, Inc., Class C	3.8%
Tesla, Inc.	3.7%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Momentum Tilt ETF to the State Street® SPDR® S&P® 1500 Momentum Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MMTM

State Street® SPDR® S&P® 1500 Value Tilt ETF

VLU

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® 1500 Value Tilt ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$567,725,905
  Number of Portfolio Holdings1,464
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	7.9%
Oil, Gas & Consumable Fuels	6.9%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.8%
Interactive Media & Services	4.4%
Insurance	3.7%
Capital Markets	3.6%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.5%
Software	3.5%

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class C	2.2%
Berkshire Hathaway, Inc., Class B	2.0%
Microsoft Corp.	1.9%
Apple, Inc.	1.8%
Exxon Mobil Corp.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.5%
JPMorgan Chase & Co.	1.5%
Verizon Communications, Inc.	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Value Tilt ETF to the State Street® SPDR® S&P® 1500 Value Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR VLU

State Street® SPDR® S&P 400™ Mid Cap Growth ETF

MDYG

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Growth ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 400™ Mid Cap Growth ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,445,515,164
  Number of Portfolio Holdings238
  Portfolio Turnover Rate37%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Aerospace & Defense	6.8%
Machinery	6.6%
Software	5.6%
Electronic Equipment, Instruments & Components	4.9%
Biotechnology	4.3%
Health Care Providers & Services	3.7%
Hotels, Restaurants & Leisure	3.7%
Communications Equipment	3.6%
Construction & Engineering	3.5%
Semiconductors & Semiconductor Equipment	3.4%

Top Ten Holdings

Holdings	%
Ciena Corp.	2.0%
Coherent Corp.	1.8%
Lumentum Holdings, Inc.	1.6%
Flex Ltd.	1.4%
Twilio, Inc., Class A	1.3%
Pure Storage, Inc., Class A	1.3%
United Therapeutics Corp.	1.3%
Casey's General Stores, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
RB Global, Inc.	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Growth ETF to the State Street® SPDR® S&P 400™ Mid Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MDYG

State Street® SPDR® S&P 400™ Mid Cap Value ETF

MDYV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Value ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 400™ Mid Cap Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,447,032,966
  Number of Portfolio Holdings309
  Portfolio Turnover Rate34%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	12.3%
Insurance	5.9%
Oil, Gas & Consumable Fuels	5.0%
Specialty Retail	4.6%
Machinery	4.3%
Consumer Staples Distribution & Retail	4.0%
Capital Markets	3.1%
Metals & Mining	3.0%
Professional Services	2.7%
Electronic Equipment, Instruments & Components	2.4%

Top Ten Holdings

Holdings	%
U.S. Foods Holding Corp.	1.1%
Jones Lang LaSalle, Inc.	1.0%
Annaly Capital Management, Inc. REIT	1.0%
Reliance, Inc.	1.0%
Performance Food Group Co.	0.9%
Fidelity National Financial, Inc.	0.9%
Alcoa Corp.	0.9%
Reinsurance Group of America, Inc.	0.9%
Toll Brothers, Inc.	0.8%
Ally Financial, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Value ETF to the State Street® SPDR® S&P 400™ Mid Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MDYV

State Street® SPDR® S&P 500® ESG ETF

EFIV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 500® ESG ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 500® ESG ETF	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,142,739,809
  Number of Portfolio Holdings314
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.6%
Interactive Media & Services	11.9%
Software	11.3%
Technology Hardware, Storage & Peripherals	10.6%
Capital Markets	4.0%
Pharmaceuticals	3.2%
Financial Services	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Consumer Staples Distribution & Retail	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	11.4%
Apple, Inc.	10.1%
Microsoft Corp.	9.0%
Alphabet, Inc., Class A	4.6%
Alphabet, Inc., Class C	3.7%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.5%
Exxon Mobil Corp.	1.3%
Walmart, Inc.	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 500® ESG ETF to the State Street® SPDR® S&P 500® ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EFIV

State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF

SPYX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® 500 Fossil Fuel Reserves Free ETF	$11	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,497,529,998
  Number of Portfolio Holdings490
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.5%
Software	10.5%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	7.5%
Broadline Retail	4.0%
Financial Services	4.0%
Banks	3.7%
Capital Markets	3.5%
Pharmaceuticals	3.4%
Automobiles	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.9%
Apple, Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 500 Fossil Fuel Reserves Free ETF to the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYX

State Street® SPDR® S&P 600™ Small Cap Growth ETF

SLYG

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Growth ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 600™ Small Cap Growth ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,590,624,960
  Number of Portfolio Holdings338
  Portfolio Turnover Rate38%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Biotechnology	7.1%
Electronic Equipment, Instruments & Components	6.6%
Software	5.5%
Machinery	5.3%
Banks	4.7%
Capital Markets	4.6%
Semiconductors & Semiconductor Equipment	4.4%
Building Products	3.6%
Construction & Engineering	3.2%
Health Care Equipment & Supplies	3.0%

Top Ten Holdings

Holdings	%
Arrowhead Pharmaceuticals, Inc.	1.2%
Armstrong World Industries, Inc.	1.1%
Sanmina Corp.	1.1%
InterDigital, Inc.	1.1%
CareTrust REIT, Inc.	1.1%
Advanced Energy Industries, Inc.	1.0%
JBT Marel Corp.	1.0%
SiTime Corp.	1.0%
TTM Technologies, Inc.	0.9%
Zurn Elkay Water Solutions Corp.	0.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Growth ETF to the State Street® SPDR® S&P 600™ Small Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SLYG

State Street® SPDR® S&P 600™ Small Cap Value ETF

SLYV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Value ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 600™ Small Cap Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,084,518,903
  Number of Portfolio Holdings461
  Portfolio Turnover Rate46%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	12.9%
Specialty Retail	5.1%
Chemicals	5.1%
Oil, Gas & Consumable Fuels	4.0%
Household Durables	3.9%
Health Care Equipment & Supplies	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.2%
Insurance	2.8%
Financial Services	2.7%

Top Ten Holdings

Holdings	%
LKQ Corp.	1.1%
Lincoln National Corp.	1.1%
Eastman Chemical Co.	1.0%
Jackson Financial, Inc., Class A	1.0%
Mohawk Industries, Inc.	0.8%
CarMax, Inc.	0.8%
Teleflex, Inc.	0.8%
Atlantic Union Bankshares Corp.	0.7%
Group 1 Automotive, Inc.	0.7%
Caesars Entertainment, Inc.	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Value ETF to the State Street® SPDR® S&P 600™ Small Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SLYV

State Street® SPDR® S&P® Aerospace & Defense ETF

XAR

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Aerospace & Defense ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Aerospace & Defense ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,710,755,513
  Number of Portfolio Holdings42
  Portfolio Turnover Rate15%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Aerospace & Defense	100.0%

Top Ten Holdings

Holdings	%
Rocket Lab Corp.	4.1%
ATI, Inc.	3.7%
Boeing Co.	3.7%
Karman Holdings, Inc.	3.6%
General Electric Co.	3.6%
Howmet Aerospace, Inc.	3.6%
Huntington Ingalls Industries, Inc.	3.5%
RTX Corp.	3.5%
HEICO Corp.	3.5%
Woodward, Inc.	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Aerospace & Defense ETF to the State Street® SPDR® S&P® Aerospace & Defense ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XAR

State Street® SPDR® S&P® Bank ETF

KBE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Bank ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Bank ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,295,942,380
  Number of Portfolio Holdings104
  Portfolio Turnover Rate15%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Banks	85.1%
Financial Services	12.6%
Capital Markets	2.1%

Top Ten Holdings

Holdings	%
Citigroup, Inc.	1.1%
First Citizens BancShares, Inc., Class A	1.1%
JPMorgan Chase & Co.	1.1%
NMI Holdings, Inc.	1.1%
Popular, Inc.	1.1%
Jackson Financial, Inc., Class A	1.1%
Voya Financial, Inc.	1.1%
Wells Fargo & Co.	1.1%
Essent Group Ltd.	1.1%
Customers Bancorp, Inc.	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Bank ETF to the State Street® SPDR® S&P® Bank ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KBE

State Street® SPDR® S&P® Biotech ETF

XBI

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Biotech ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Biotech ETF	$22	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$7,864,260,144
  Number of Portfolio Holdings156
  Portfolio Turnover Rate40%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Biotechnology	100.0%

Top Ten Holdings

Holdings	%
Amicus Therapeutics, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.4%
Travere Therapeutics, Inc.	1.4%
BioMarin Pharmaceutical, Inc.	1.4%
Halozyme Therapeutics, Inc.	1.3%
Roivant Sciences Ltd.	1.3%
Exelixis, Inc.	1.3%
Regeneron Pharmaceuticals, Inc.	1.3%
Vaxcyte, Inc.	1.3%
Madrigal Pharmaceuticals, Inc.	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Biotech ETF to the State Street® SPDR® S&P® Biotech ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XBI

State Street® SPDR® S&P® Capital Markets ETF

KCE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Capital Markets ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Capital Markets ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$532,011,853
  Number of Portfolio Holdings66
  Portfolio Turnover Rate14%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Asset Management & Custody Banks	46.6%
Investment Banking & Brokerage	30.2%
Financial Exchanges & Data	23.1%

Top Ten Holdings

Holdings	%
MSCI, Inc.	1.7%
Moody's Corp.	1.7%
S&P Global, Inc.	1.7%
Nasdaq, Inc.	1.7%
Charles Schwab Corp.	1.7%
WisdomTree, Inc.	1.7%
Janus Henderson Group PLC	1.7%
DigitalBridge Group, Inc.	1.7%
Miami International Holdings, Inc.	1.7%
MarketAxess Holdings, Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Capital Markets ETF to the State Street® SPDR® S&P® Capital Markets ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KCE

State Street® SPDR® S&P® Dividend ETF

SDY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Dividend ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Dividend ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$19,874,033,474
  Number of Portfolio Holdings152
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric Utilities	7.7%
Machinery	6.2%
Chemicals	5.5%
Insurance	5.3%
Household Products	5.1%
Semiconductors & Semiconductor Equipment	4.4%
Consumer Staples Distribution & Retail	4.0%
Oil, Gas & Consumable Fuels	3.9%
Aerospace & Defense	3.4%
Food Products	3.3%

Top Ten Holdings

Holdings	%
Verizon Communications, Inc.	2.9%
Realty Income Corp.	2.2%
Target Corp.	2.1%
Chevron Corp.	1.9%
Kenvue, Inc.	1.7%
PepsiCo, Inc.	1.7%
Exxon Mobil Corp.	1.7%
Kimberly-Clark Corp.	1.5%
Consolidated Edison, Inc.	1.5%
Coca-Cola Co.	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Dividend ETF to the State Street® SPDR® S&P® Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SDY

State Street® SPDR® S&P® Health Care Equipment ETF

XHE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Equipment ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Health Care Equipment ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$154,218,264
  Number of Portfolio Holdings68
  Portfolio Turnover Rate19%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Health Care Equipment	77.8%
Health Care Supplies	22.1%

Top Ten Holdings

Holdings	%
Lantheus Holdings, Inc.	1.9%
Axogen, Inc.	1.9%
Integer Holdings Corp.	1.9%
Baxter International, Inc.	1.8%
Beta Bionics, Inc.	1.8%
CONMED Corp.	1.8%
UFP Technologies, Inc.	1.8%
Glaukos Corp.	1.8%
Merit Medical Systems, Inc.	1.8%
Artivion, Inc.	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Equipment ETF to the State Street® SPDR® S&P® Health Care Equipment ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XHE

State Street® SPDR® S&P® Health Care Services ETF

XHS

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Services ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Health Care Services ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$89,789,114
  Number of Portfolio Holdings61
  Portfolio Turnover Rate23%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Health Care Services	46.3%
Health Care Facilities	26.1%
Managed Health Care	18.2%
Health Care Distributors	9.3%

Top Ten Holdings

Holdings	%
Molina Healthcare, Inc.	2.2%
Centene Corp.	2.1%
BrightSpring Health Services, Inc.	2.1%
Cigna Group	2.1%
Alignment Healthcare, Inc.	2.1%
Cardinal Health, Inc.	2.1%
Acadia Healthcare Co., Inc.	2.1%
Brookdale Senior Living, Inc.	2.1%
Elevance Health, Inc.	2.1%
Progyny, Inc.	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Services ETF to the State Street® SPDR® S&P® Health Care Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XHS

State Street® SPDR® S&P® Homebuilders ETF

XHB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Homebuilders ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Homebuilders ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,621,611,090
  Number of Portfolio Holdings37
  Portfolio Turnover Rate14%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Homebuilding	48.9%
Building Products	33.9%
Homefurnishing Retail	7.0%
Home Improvement Retail	6.8%
Home Furnishings	3.4%

Top Ten Holdings

Holdings	%
Wayfair, Inc., Class A	3.7%
Johnson Controls International PLC	3.6%
Masco Corp.	3.5%
Allegion PLC	3.4%
Carrier Global Corp.	3.4%
Cavco Industries, Inc.	3.4%
Home Depot, Inc.	3.4%
Lowe's Cos., Inc.	3.4%
Trane Technologies PLC	3.4%
Toll Brothers, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Homebuilders ETF to the State Street® SPDR® S&P® Homebuilders ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XHB

State Street® SPDR® S&P® Insurance ETF

KIE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Insurance ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Insurance ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$583,133,974
  Number of Portfolio Holdings56
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Property & Casualty Insurance	55.7%
Life & Health Insurance	21.8%
Insurance Brokers	15.0%
Reinsurance	7.4%

Top Ten Holdings

Holdings	%
Palomar Holdings, Inc.	2.1%
Assurant, Inc.	2.0%
Baldwin Insurance Group, Inc.	1.9%
Skyward Specialty Insurance Group, Inc.	1.9%
Arthur J Gallagher & Co.	1.9%
Everest Group Ltd.	1.9%
Axis Capital Holdings Ltd.	1.9%
Selective Insurance Group, Inc.	1.9%
RenaissanceRe Holdings Ltd.	1.9%
Hartford Insurance Group, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Insurance ETF to the State Street® SPDR® S&P® Insurance ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KIE

State Street® SPDR® S&P Kensho Clean Power ETF

CNRG

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Clean Power ETF	$29	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$186,647,834
  Number of Portfolio Holdings45
  Portfolio Turnover Rate19%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electrical Equipment	37.1%
Semiconductors & Semiconductor Equipment	18.5%
Electric Utilities	10.4%
Independent Power Producers & Energy Traders	10.0%
Construction & Engineering	7.5%
Multi-Utilities	2.9%
Machinery	2.8%
Diversified Consumer Services	2.2%
Automobiles	2.2%
Building Products	2.2%

Top Ten Holdings

Holdings	%
T1 Energy, Inc.	3.1%
Array Technologies, Inc.	3.0%
AES Corp.	3.0%
Sunrun, Inc.	2.9%
Avista Corp.	2.9%
First Solar, Inc.	2.9%
Shoals Technologies Group, Inc., Class A	2.8%
NextEra Energy, Inc.	2.8%
Energy Vault Holdings, Inc.	2.8%
JinkoSolar Holding Co. Ltd.	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Clean Power ETF to the State Street® SPDR® S&P Kensho Clean Power ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CNRG

State Street® SPDR® S&P Kensho Final Frontiers ETF

ROKT

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Final Frontiers ETF	$26	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$41,650,569
  Number of Portfolio Holdings37
  Portfolio Turnover Rate14%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Aerospace & Defense	57.4%
Professional Services	11.3%
Electronic Equipment, Instruments & Components	9.5%
Energy Equipment & Services	5.9%
Machinery	5.2%
Industrial Conglomerates	3.4%
Diversified Telecommunication Services	3.1%
Semiconductors & Semiconductor Equipment	2.1%
Communications Equipment	2.0%

Top Ten Holdings

Holdings	%
Planet Labs PBC	5.1%
Intuitive Machines, Inc.	4.6%
Rocket Lab Corp.	4.1%
Boeing Co.	3.7%
RTX Corp.	3.5%
HEICO Corp.	3.5%
Lockheed Martin Corp.	3.5%
Northrop Grumman Corp.	3.4%
L3Harris Technologies, Inc.	3.4%
Moog, Inc., Class A	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Final Frontiers ETF to the State Street® SPDR® S&P Kensho Final Frontiers ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ROKT

State Street® SPDR® S&P Kensho Future Security ETF

FITE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Future Security ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$92,959,662
  Number of Portfolio Holdings79
  Portfolio Turnover Rate14%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Aerospace & Defense	30.1%
Software	28.6%
Electronic Equipment, Instruments & Components	11.6%
Communications Equipment	7.3%
Professional Services	5.9%
IT Services	4.1%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Energy Equipment & Services	2.4%
Life Sciences Tools & Services	1.4%

Top Ten Holdings

Holdings	%
Planet Labs PBC	2.2%
Rocket Lab Corp.	1.7%
Vuzix Corp.	1.7%
Elbit Systems Ltd.	1.6%
Boeing Co.	1.6%
RTX Corp.	1.5%
HEICO Corp.	1.5%
Lockheed Martin Corp.	1.5%
Ducommun, Inc.	1.5%
L3Harris Technologies, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Future Security ETF to the State Street® SPDR® S&P Kensho Future Security ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FITE

State Street® SPDR® S&P Kensho Intelligent Structures ETF

SIMS

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Intelligent Structures ETF	$25	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$7,968,060
  Number of Portfolio Holdings45
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electrical Equipment	13.8%
Electronic Equipment, Instruments & Components	13.1%
Machinery	13.0%
Building Products	8.2%
Software	7.2%
Commercial Services & Supplies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.7%
Chemicals	3.2%
Diversified Consumer Services	3.1%

Top Ten Holdings

Holdings	%
Johnson Controls International PLC	3.2%
Veralto Corp.	3.2%
Hawkins, Inc.	3.2%
ADT, Inc.	3.1%
Resideo Technologies, Inc.	3.1%
Pentair PLC	3.1%
Tetra Tech, Inc.	3.1%
Shoals Technologies Group, Inc., Class A	3.1%
Xylem, Inc.	3.1%
Badger Meter, Inc.	3.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Intelligent Structures ETF to the State Street® SPDR® S&P Kensho Intelligent Structures ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SIMS

State Street® SPDR® S&P Kensho New Economies Composite ETF

KOMP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho New Economies Composite ETF	$11	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,404,772,132
  Number of Portfolio Holdings486
  Portfolio Turnover Rate51%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Aerospace & Defense	11.5%
Software	11.1%
Electronic Equipment, Instruments & Components	8.5%
Semiconductors & Semiconductor Equipment	7.0%
Machinery	6.5%
Electrical Equipment	6.4%
Biotechnology	5.1%
Health Care Equipment & Supplies	3.7%
Interactive Media & Services	3.6%
Professional Services	2.6%

Top Ten Holdings

Holdings	%
Elbit Systems Ltd.	1.3%
AeroVironment, Inc.	1.2%
Bruker Corp.	1.0%
Teledyne Technologies, Inc.	1.0%
Parsons Corp.	1.0%
Vuzix Corp.	0.9%
PTC, Inc.	0.9%
Ondas Holdings, Inc.	0.8%
Leidos Holdings, Inc.	0.8%
Energy Vault Holdings, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho New Economies Composite ETF to the State Street® SPDR® S&P Kensho New Economies Composite ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KOMP

State Street® SPDR® S&P Kensho Smart Mobility ETF

HAIL

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Smart Mobility ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$19,974,319
  Number of Portfolio Holdings87
  Portfolio Turnover Rate20%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Auto Components	19.9%
Automobiles	15.5%
Semiconductors & Semiconductor Equipment	13.0%
Electronic Equipment, Instruments & Components	11.7%
Machinery	8.5%
Electrical Equipment	7.1%
Aerospace & Defense	5.4%
Ground Transportation	5.1%
Software	5.0%
Communications Equipment	2.5%

Top Ten Holdings

Holdings	%
Kodiak AI, Inc.	1.9%
Unusual Machines, Inc.	1.7%
Rivian Automotive, Inc., Class A	1.6%
Hesai Group ADR	1.6%
Dana, Inc.	1.5%
Garrett Motion, Inc.	1.5%
BorgWarner, Inc.	1.5%
XPeng, Inc.	1.5%
American Axle & Manufacturing Holdings, Inc.	1.5%
NVIDIA Corp.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Smart Mobility ETF to the State Street® SPDR® S&P Kensho Smart Mobility ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HAIL

State Street® SPDR® S&P® Metals & Mining ETF

XME

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Metals & Mining ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Metals & Mining ETF	$22	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,290,815,095
  Number of Portfolio Holdings37
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Steel	34.0%
Coal & Consumable Fuels	18.9%
Gold	16.0%
Diversified Metals & Mining	11.6%
Aluminum	9.1%
Silver	5.2%
Copper	5.1%

Top Ten Holdings

Holdings	%
Alcoa Corp.	5.5%
Coeur Mining, Inc.	5.2%
Hecla Mining Co.	5.2%
Warrior Met Coal, Inc.	5.1%
Freeport-McMoRan, Inc.	5.1%
Royal Gold, Inc.	4.9%
Newmont Corp.	4.9%
Core Natural Resources, Inc.	4.9%
Cleveland-Cliffs, Inc.	4.8%
Reliance, Inc.	4.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Metals & Mining ETF to the State Street® SPDR® S&P® Metals & Mining ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XME

State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF

XES

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Oil & Gas Equipment & Services ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$259,068,274
  Number of Portfolio Holdings32
  Portfolio Turnover Rate23%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Oil & Gas Equipment & Services	71.8%
Oil & Gas Drilling	28.1%

Top Ten Holdings

Holdings	%
Kodiak Gas Services, Inc.	4.8%
Archrock, Inc.	4.8%
Halliburton Co.	4.7%
TechnipFMC PLC	4.7%
Weatherford International PLC	4.7%
SLB Ltd.	4.7%
Transocean Ltd.	4.7%
Baker Hughes Co.	4.6%
Patterson-UTI Energy, Inc.	4.6%
NOV, Inc.	4.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Equipment & Services ETF to the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XES

State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF

XOP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Oil & Gas Exploration & Production ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,780,494,567
  Number of Portfolio Holdings54
  Portfolio Turnover Rate20%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Oil, Gas & Consumable Fuels	99.7%

Top Ten Holdings

Holdings	%
Venture Global, Inc., Class A	3.1%
Exxon Mobil Corp.	2.8%
Chevron Corp.	2.8%
Gulfport Energy Corp.	2.8%
Occidental Petroleum Corp.	2.7%
Coterra Energy, Inc.	2.7%
ConocoPhillips	2.7%
Texas Pacific Land Corp.	2.7%
Devon Energy Corp.	2.6%
Magnolia Oil & Gas Corp., Class A	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Exploration & Production ETF to the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XOP

State Street® SPDR® S&P® Pharmaceuticals ETF

XPH

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Pharmaceuticals ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Pharmaceuticals ETF	$21	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$227,172,016
  Number of Portfolio Holdings61
  Portfolio Turnover Rate36%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Pharmaceuticals	99.9%

Top Ten Holdings

Holdings	%
Axsome Therapeutics, Inc.	2.3%
Nuvation Bio, Inc.	2.1%
Xeris Biopharma Holdings, Inc.	2.1%
MBX Biosciences, Inc.	2.0%
EyePoint, Inc.	2.0%
Mind Medicine MindMed, Inc.	2.0%
Eli Lilly & Co.	2.0%
Merck & Co., Inc.	2.0%
Supernus Pharmaceuticals, Inc.	2.0%
Viatris, Inc.	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Pharmaceuticals ETF to the State Street® SPDR® S&P® Pharmaceuticals ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XPH

State Street® SPDR® S&P® Regional Banking ETF

KRE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Regional Banking ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Regional Banking ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,916,082,346
  Number of Portfolio Holdings148
  Portfolio Turnover Rate22%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Banks	99.8%

Top Ten Holdings

Holdings	%
Popular, Inc.	2.0%
First Horizon Corp.	2.0%
Citizens Financial Group, Inc.	1.9%
Zions Bancorp NA	1.9%
Truist Financial Corp.	1.9%
Cadence Bank	1.9%
Wintrust Financial Corp.	1.9%
Regions Financial Corp.	1.9%
Southstate Bank Corp.	1.9%
Huntington Bancshares, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Regional Banking ETF to the State Street® SPDR® S&P® Regional Banking ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KRE

State Street® SPDR® S&P® Retail ETF

XRT

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Retail ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Retail ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$486,159,436
  Number of Portfolio Holdings75
  Portfolio Turnover Rate40%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Automotive Retail	21.4%
Apparel Retail	21.0%
Other Specialty Retail	20.4%
Broadline Retail	13.1%
Food Retail	11.0%
Consumer Staples Merchandise Retail	10.3%
Computer & Electronics Retail	2.6%

Top Ten Holdings

Holdings	%
Abercrombie & Fitch Co., Class A	1.7%
Build-A-Bear Workshop, Inc.	1.7%
American Eagle Outfitters, Inc.	1.6%
RealReal, Inc.	1.6%
Burlington Stores, Inc.	1.6%
Five Below, Inc.	1.6%
Dollar General Corp.	1.5%
eBay, Inc.	1.5%
Revolve Group, Inc.	1.5%
Murphy USA, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Retail ETF to the State Street® SPDR® S&P® Retail ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XRT

State Street® SPDR® S&P® Semiconductor ETF

XSD

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Semiconductor ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Semiconductor ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,583,392,686
  Number of Portfolio Holdings45
  Portfolio Turnover Rate21%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Semiconductors	99.9%

Top Ten Holdings

Holdings	%
Impinj, Inc.	3.3%
Micron Technology, Inc.	3.2%
NVIDIA Corp.	3.0%
Astera Labs, Inc.	3.0%
First Solar, Inc.	2.9%
ON Semiconductor Corp.	2.9%
Advanced Micro Devices, Inc.	2.9%
Analog Devices, Inc.	2.8%
Universal Display Corp.	2.8%
Texas Instruments, Inc.	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Semiconductor ETF to the State Street® SPDR® S&P® Semiconductor ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XSD

State Street® SPDR® S&P SmallCap 600 ESG ETF

ESIX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P SmallCap 600 ESG ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P SmallCap 600 ESG ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$7,075,010
  Number of Portfolio Holdings388
  Portfolio Turnover Rate7%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	10.1%
Machinery	5.5%
Health Care Equipment & Supplies	4.6%
Electronic Equipment, Instruments & Components	4.6%
Software	4.0%
Building Products	4.0%
Semiconductors & Semiconductor Equipment	3.7%
Biotechnology	3.4%
Specialty Retail	3.4%
Household Durables	3.4%

Top Ten Holdings

Holdings	%
Arrowhead Pharmaceuticals, Inc.	0.9%
Armstrong World Industries, Inc.	0.9%
InterDigital, Inc.	0.8%
Sanmina Corp.	0.8%
CareTrust REIT, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
JBT Marel Corp.	0.8%
SiTime Corp.	0.8%
Lincoln National Corp.	0.8%
Lumen Technologies, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P SmallCap 600 ESG ETF to the State Street® SPDR® S&P SmallCap 600 ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ESIX

State Street® SPDR® S&P® Software & Services ETF

XSW

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Software & Services ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Software & Services ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$441,833,356
  Number of Portfolio Holdings143
  Portfolio Turnover Rate25%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Application Software	70.7%
Systems Software	19.2%
IT Consulting & Other Services	7.9%
Interactive Home Entertainment	2.2%

Top Ten Holdings

Holdings	%
Adeia, Inc.	1.0%
Weave Communications, Inc.	0.8%
Clearwater Analytics Holdings, Inc., Class A	0.8%
Klaviyo, Inc., Class A	0.8%
CCC Intelligent Solutions Holdings, Inc.	0.8%
Gartner, Inc.	0.8%
Nutanix, Inc., Class A	0.8%
Intapp, Inc.	0.8%
Zeta Global Holdings Corp., Class A	0.8%
Alkami Technology, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Software & Services ETF to the State Street® SPDR® S&P® Software & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XSW

State Street® SPDR® S&P® Telecom ETF

XTL

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Telecom ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Telecom ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$206,899,590
  Number of Portfolio Holdings42
  Portfolio Turnover Rate34%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Communications Equipment	55.5%
Alternative Carriers	17.9%
Integrated Telecommunication Services	16.5%
Wireless Telecommunication Services	10.0%

Top Ten Holdings

Holdings	%
Ondas Holdings, Inc.	4.1%
Telephone & Data Systems, Inc.	3.8%
Ciena Corp.	3.7%
T-Mobile U.S., Inc.	3.6%
Motorola Solutions, Inc.	3.6%
Verizon Communications, Inc.	3.6%
AT&T, Inc.	3.6%
Lumentum Holdings, Inc.	3.5%
Frontier Communications Parent, Inc.	3.5%
Applied Optoelectronics, Inc.	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Telecom ETF to the State Street® SPDR® S&P® Telecom ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XTL

State Street® SPDR® S&P® Transportation ETF

XTN

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Transportation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Transportation ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$154,334,559
  Number of Portfolio Holdings46
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Cargo Ground Transportation	32.7%
Airlines	25.5%
Air Freight & Logistics	17.1%
Passenger Ground Transportation	9.1%
Railroads	8.8%
Marine	6.7%

Top Ten Holdings

Holdings	%
United Airlines Holdings, Inc.	2.8%
Southwest Airlines Co.	2.8%
Matson, Inc.	2.7%
FedEx Corp.	2.7%
CH Robinson Worldwide, Inc.	2.7%
Knight-Swift Transportation Holdings, Inc.	2.7%
American Airlines Group, Inc.	2.7%
ArcBest Corp.	2.7%
Werner Enterprises, Inc.	2.7%
Old Dominion Freight Line, Inc.	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Transportation ETF to the State Street® SPDR® S&P® Transportation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XTN

State Street® SPDR® US Large Cap Low Volatility Index ETF

LGLV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® US Large Cap Low Volatility Index ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,111,532,343
  Number of Portfolio Holdings169
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Insurance	9.9%
Machinery	5.8%
Residential REITs	5.1%
Multi-Utilities	5.0%
Capital Markets	4.5%
Professional Services	3.9%
Specialty Retail	3.7%
Aerospace & Defense	3.4%
Electronic Equipment, Instruments & Components	3.4%
Oil, Gas & Consumable Fuels	3.1%

Top Ten Holdings

Holdings	%
Johnson & Johnson	1.5%
Vulcan Materials Co.	1.4%
Walmart, Inc.	1.3%
Linde PLC	1.2%
PepsiCo, Inc.	1.2%
Amphenol Corp., Class A	1.2%
Corteva, Inc.	1.1%
CME Group, Inc.	1.1%
General Dynamics Corp.	1.1%
Cencora, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Large Cap Low Volatility Index ETF to the State Street® SPDR® US Large Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR LGLV

State Street® SPDR® US Small Cap Low Volatility Index ETF

SMLV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® US Small Cap Low Volatility Index ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$199,269,352
  Number of Portfolio Holdings399
  Portfolio Turnover Rate3%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	23.5%
Electronic Equipment, Instruments & Components	5.0%
Machinery	3.8%
Professional Services	3.3%
Insurance	3.0%
Health Care Equipment & Supplies	2.9%
Software	2.7%
Pharmaceuticals	2.4%
Financial Services	2.4%
Health Care REITs	2.3%

Top Ten Holdings

Holdings	%
TXNM Energy, Inc.	0.7%
Phillips Edison & Co., Inc. REIT	0.7%
Northwestern Energy Group, Inc.	0.7%
Argan, Inc.	0.7%
Sensient Technologies Corp.	0.6%
Safety Insurance Group, Inc.	0.6%
Black Hills Corp.	0.6%
City Holding Co.	0.6%
Horace Mann Educators Corp.	0.6%
TTM Technologies, Inc.	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Small Cap Low Volatility Index ETF to the State Street® SPDR® US Small Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SMLV

State Street® SPDR® Portfolio Ultra Short T-Bill ETF

SPTU

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Ultra Short T-Bill ETF (the "Fund") for the period of October 8, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Ultra Short T-Bill ETF	$1	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$10,505,175
  Number of Portfolio Holdings42
  Portfolio Turnover Rate0%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	99.9%
Short-Term Investments	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.81%, due 02/05/26	5.9%
U.S. Treasury Bills, 3.95%, due 02/19/26	5.1%
U.S. Treasury Bills, 3.72%, due 03/19/26	5.1%
U.S. Treasury Bills, 3.58%, due 02/12/26	3.9%
U.S. Treasury Bills, 3.74%, due 02/26/26	3.9%
U.S. Treasury Bills, 3.73%, due 03/12/26	3.9%
U.S. Treasury Bills, 3.71%, due 03/26/26	3.9%
U.S. Treasury Bills, 3.88%, due 03/05/26	3.8%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.6%
U.S. Treasury Bills, 3.74%, due 02/24/26	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTU

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
December 31, 2025
SPDR ® Series Trust - Equity Funds
State Street SPDR MSCI USA Climate Paris Aligned ETF (formerly SPDR MSCI USA Climate Paris Aligned ETF)
State Street SPDR Russell 1000 Low Volatility Focus ETF (formerly SPDR Russell 1000 Low Volatility Focus ETF)
State Street SPDR Russell 1000 Momentum Focus ETF (formerly SPDR Russell 1000 Momentum Focus ETF)
State Street SPDR Russell 1000 Yield Focus ETF (formerly SPDR Russell 1000 Yield Focus ETF)
State Street SPDR S&P 400 Mid Cap Growth ETF (formerly SPDR S&P 400 Mid Cap Growth ETF)
State Street SPDR S&P 400 Mid Cap Value ETF (formerly SPDR S&P 400 Mid Cap Value ETF)
State Street SPDR S&P 500 ESG ETF (formerly SPDR S&P 500 ESG ETF)
State Street SPDR S&P 600 Small Cap Growth ETF (formerly SPDR S&P 600 Small Cap Growth ETF)
State Street SPDR S&P 600 Small Cap Value ETF (formerly SPDR S&P 600 Small Cap Value ETF)
State Street SPDR S&P 1500 Momentum Tilt ETF (formerly SPDR S&P 1500 Momentum Tilt ETF)
State Street SPDR S&P 1500 Value Tilt ETF (formerly SPDR S&P 1500 Value Tilt ETF)
State Street SPDR S&P Kensho Clean Power ETF (formerly SPDR S&P Kensho Clean Power ETF)
State Street SPDR S&P Kensho Final Frontiers ETF (formerly SPDR S&P Kensho Final Frontiers ETF)
State Street SPDR S&P Kensho Future Security ETF (formerly SPDR S&P Kensho Future Security ETF)
State Street SPDR S&P Kensho Intelligent Structures ETF (formerly SPDR S&P Kensho Intelligent Structures ETF)
State Street SPDR S&P Kensho New Economies Composite ETF (formerly SPDR S&P Kensho New Economies Composite ETF)
State Street SPDR S&P Kensho Smart Mobility ETF (formerly SPDR S&P Kensho Smart Mobility ETF)
State Street SPDR S&P SmallCap 600 ESG ETF (formerly SPDR S&P SmallCap 600 ESG ETF)
State Street SPDR US Large Cap Low Volatility Index ETF (formerly SPDR US Large Cap Low Volatility Index ETF)
State Street SPDR US Small Cap Low Volatility Index ETF (formerly SPDR US Small Cap Low Volatility Index ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR SERIES TRUST
STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.6%
Axon Enterprise, Inc. (a)	29	$16,470
AUTOMOBILES — 4.8%
Rivian Automotive, Inc. Class A (a)	762	15,019
Tesla, Inc. (a)	272	122,324
		137,343
BANKS — 1.9%
Bank of America Corp.	8	440
JPMorgan Chase & Co.	137	44,144
Wells Fargo & Co.	97	9,041
		53,625
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	86	19,650
Alnylam Pharmaceuticals, Inc. (a)	11	4,374
Amgen, Inc.	25	8,183
Gilead Sciences, Inc.	9	1,105
Neurocrine Biosciences, Inc. (a)	7	993
Regeneron Pharmaceuticals, Inc.	7	5,403
Vertex Pharmaceuticals, Inc. (a)	15	6,800
		46,508
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	429	99,022
MercadoLibre, Inc. (a)	3	6,043
		105,065
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	2	981
Bank of New York Mellon Corp.	71	8,242
Blackrock, Inc.	3	3,211
Blackstone, Inc.	33	5,086
Cboe Global Markets, Inc.	14	3,514
Charles Schwab Corp.	135	13,488
CME Group, Inc.	34	9,285
Coinbase Global, Inc. Class A (a)	1	226
Intercontinental Exchange, Inc.	45	7,288
KKR & Co., Inc.	31	3,952
Moody's Corp.	40	20,434
Nasdaq, Inc.	77	7,479
S&P Global, Inc.	38	19,858
T. Rowe Price Group, Inc.	23	2,355
Tradeweb Markets, Inc. Class A	5	538
		105,937
CHEMICALS — 0.5%
Sherwin-Williams Co.	48	15,553
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	22	4,137
Copart, Inc. (a)	78	3,054
Rollins, Inc.	62	3,721
Veralto Corp.	47	4,690
		15,602
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	19	$2,489
Cisco Systems, Inc.	193	14,867
F5, Inc. (a)	18	4,595
Motorola Solutions, Inc.	26	9,966
		31,917
CONSUMER FINANCE — 0.4%
American Express Co.	35	12,948
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Verizon Communications, Inc.	16	652
ELECTRIC UTILITIES — 0.8%
Edison International	375	22,507
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Trimble, Inc. (a)	49	3,839
ENTERTAINMENT — 0.9%
Liberty Media Corp.-Liberty Formula One Class C (a)	25	2,463
Netflix, Inc. (a)	246	23,065
Take-Two Interactive Software, Inc. (a)	4	1,024
		26,552
FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	34	4,922
Block, Inc. (a)	10	651
Fiserv, Inc. (a)	12	806
Mastercard, Inc. Class A	119	67,935
PayPal Holdings, Inc.	62	3,619
Visa, Inc. Class A	178	62,426
		140,359
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Cooper Cos., Inc. (a)	26	2,131
IDEXX Laboratories, Inc. (a)	8	5,412
Intuitive Surgical, Inc. (a)	18	10,195
		17,738
HEALTH CARE REITs — 0.6%
Alexandria Real Estate Equities, Inc. REIT	152	7,439
Healthpeak Properties, Inc. REIT	537	8,635
		16,074
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	2,009
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	45	6,107
Chipotle Mexican Grill, Inc. (a)	70	2,590
McDonald's Corp.	82	25,062
		33,759
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	31	6,288
INDUSTRIAL REITs — 2.3%
Prologis, Inc. REIT	508	64,851

See accompanying notes to financial statements.
1

SPDR SERIES TRUST
STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
INSURANCE — 3.0%
Aflac, Inc.	131	$14,445
American Financial Group, Inc.	31	4,237
Aon PLC Class A	12	4,235
Arch Capital Group Ltd. (a)	63	6,043
Arthur J Gallagher & Co.	9	2,329
Brown & Brown, Inc.	51	4,065
Chubb Ltd.	35	10,924
Cincinnati Financial Corp.	25	4,083
Erie Indemnity Co. Class A	6	1,720
Hartford Insurance Group, Inc.	29	3,996
Markel Group, Inc. (a)	2	4,299
Marsh & McLennan Cos., Inc.	49	9,090
MetLife, Inc.	40	3,158
Progressive Corp.	36	8,198
W.R. Berkley Corp.	40	2,805
Willis Towers Watson PLC	11	3,615
		87,242
INTERACTIVE MEDIA & SERVICES — 8.2%
Alphabet, Inc. Class A	172	53,836
Alphabet, Inc. Class C	336	105,437
Meta Platforms, Inc. Class A	113	74,590
Pinterest, Inc. Class A (a)	20	518
Snap, Inc. Class A (a)	40	323
		234,704
IT SERVICES — 1.8%
Accenture PLC Class A	15	4,024
International Business Machines Corp.	153	45,320
MongoDB, Inc. (a)	1	420
Okta, Inc. (a)	7	605
Snowflake, Inc. (a)	5	1,097
VeriSign, Inc.	5	1,215
		52,681
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	19	2,585
Danaher Corp.	55	12,591
IQVIA Holdings, Inc. (a)	11	2,479
Mettler-Toledo International, Inc. (a)	6	8,365
Waters Corp. (a)	13	4,938
West Pharmaceutical Services, Inc.	19	5,228
		36,186
MACHINERY — 1.4%
Graco, Inc.	31	2,541
IDEX Corp.	28	4,982
Xylem, Inc.	236	32,139
		39,662
MEDIA — 0.0% *
Trade Desk, Inc. Class A (a)	12	456
OFFICE REITs — 0.3%
BXP, Inc. REIT	146	9,852
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	161	8,684
Security Description	Shares	Value
Eli Lilly & Co.	93	$99,945
Johnson & Johnson	18	3,725
Merck & Co., Inc.	171	18,000
Royalty Pharma PLC Class A	321	12,403
Zoetis, Inc.	97	12,205
		154,962
PROFESSIONAL SERVICES — 0.4%
Automatic Data Processing, Inc.	8	2,058
Equifax, Inc.	10	2,170
Paychex, Inc.	27	3,029
Paycom Software, Inc.	1	159
TransUnion	3	257
Verisk Analytics, Inc.	14	3,132
		10,805
RESIDENTIAL REITs — 2.3%
AvalonBay Communities, Inc. REIT	138	25,021
Equity LifeStyle Properties, Inc. REIT	180	10,910
Equity Residential REIT	36	2,269
Essex Property Trust, Inc. REIT	63	16,486
UDR, Inc. REIT	305	11,187
		65,873
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	20	3,702
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.7%
Advanced Micro Devices, Inc. (a)	253	54,182
Analog Devices, Inc.	74	20,069
Broadcom, Inc.	217	75,104
First Solar, Inc. (a)	99	25,862
KLA Corp.	9	10,936
Marvell Technology, Inc.	689	58,551
Monolithic Power Systems, Inc.	3	2,719
NVIDIA Corp.	1,478	275,647
Texas Instruments, Inc.	81	14,052
		537,122
SOFTWARE — 13.8%
Adobe, Inc. (a)	29	10,150
Autodesk, Inc. (a)	23	6,808
Fortinet, Inc. (a)	35	2,779
HubSpot, Inc. (a)	1	401
Intuit, Inc.	24	15,898
Microsoft Corp.	456	220,531
Oracle Corp.	113	22,025
Palo Alto Networks, Inc. (a)	8	1,474
Roper Technologies, Inc.	7	3,116
Salesforce, Inc.	168	44,505
ServiceNow, Inc. (a)	385	58,978
Synopsys, Inc. (a)	12	5,637
Tyler Technologies, Inc. (a)	2	908
Workday, Inc. Class A (a)	8	1,718
Zoom Communications, Inc. (a)	7	604
		395,532

See accompanying notes to financial statements.
2

SPDR SERIES TRUST
STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 4.6%
American Tower Corp. REIT	125	$21,946
Digital Realty Trust, Inc. REIT	330	51,055
Equinix, Inc. REIT	76	58,228
		131,229
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	773	210,148
WATER UTILITIES — 0.8%
American Water Works Co., Inc.	180	23,490
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
T-Mobile U.S., Inc.	6	1,218
TOTAL COMMON STOCKS (Cost $2,787,120)		2,870,460
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $2,917)	2,917	2,917
TOTAL INVESTMENTS — 99.9% (Cost $2,790,037)		2,873,377
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,982
NET ASSETS — 100.0%		$2,875,359

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,870,460	$—	$—	$2,870,460
Short-Term Investment	2,917	—	—	2,917
TOTAL INVESTMENTS	$2,873,377	$—	$—	$2,873,377

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707	$3,707	$27,216	$28,006	$—	$—	2,917	$2,917	$93
See accompanying notes to financial statements.
3

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
BWX Technologies, Inc.	4,549	$786,249
Curtiss-Wright Corp.	1,548	853,366
General Dynamics Corp.	8,326	2,803,031
Hexcel Corp.	5,414	400,095
Huntington Ingalls Industries, Inc.	2,273	772,979
L3Harris Technologies, Inc.	4,409	1,294,350
Northrop Grumman Corp.	3,347	1,908,493
Textron, Inc.	12,407	1,081,518
Woodward, Inc.	2,937	887,914
		10,787,995
AIR FREIGHT & LOGISTICS — 1.9%
CH Robinson Worldwide, Inc.	14,634	2,352,562
Expeditors International of Washington, Inc.	23,338	3,477,595
FedEx Corp.	6,510	1,880,479
United Parcel Service, Inc. Class B	26,369	2,615,541
		10,326,177
AIRLINES — 0.0% *
Alaska Air Group, Inc. (a)	4,409	221,773
AUTO COMPONENTS — 1.0%
Aptiv PLC (a)	17,800	1,354,402
BorgWarner, Inc.	41,871	1,886,707
Gentex Corp.	43,505	1,012,361
Lear Corp.	10,343	1,185,308
		5,438,778
AUTOMOBILES — 0.1%
Harley-Davidson, Inc. (b)	4,423	90,627
Thor Industries, Inc.	2,499	256,573
		347,200
BANKS — 0.2%
Bank OZK	4,683	215,512
BOK Financial Corp.	1,167	138,243
Commerce Bancshares, Inc.	6,041	316,186
FNB Corp.	14,461	247,283
Prosperity Bancshares, Inc.	4,339	299,868
		1,217,092
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	461	89,955
Brown-Forman Corp. Class A (b)	3,183	83,745
Brown-Forman Corp. Class B (b)	10,806	281,604
Coca-Cola Consolidated, Inc.	2,970	455,301
Constellation Brands, Inc. Class A	6,386	881,013
Keurig Dr. Pepper, Inc.	28,554	799,797
Molson Coors Beverage Co. Class B	24,522	1,144,687
Monster Beverage Corp. (a)	15,223	1,167,147
		4,903,249
BIOTECHNOLOGY — 2.3%
BioMarin Pharmaceutical, Inc. (a)	13,844	822,749
Exelixis, Inc. (a)	20,305	889,968
Security Description	Shares	Value
Incyte Corp. (a)	13,225	$1,306,234
Neurocrine Biosciences, Inc. (a)	7,011	994,370
Regeneron Pharmaceuticals, Inc.	7,030	5,426,246
United Therapeutics Corp. (a)	7,100	3,459,475
		12,899,042
BROADLINE RETAIL — 0.6%
eBay, Inc.	36,209	3,153,804
BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	21,887	1,463,803
AAON, Inc. (b)	1,746	133,132
Allegion PLC	7,071	1,125,845
Armstrong World Industries, Inc.	3,066	585,913
Builders FirstSource, Inc. (a)	2,970	305,583
Carlisle Cos., Inc.	4,909	1,570,193
Fortune Brands Innovations, Inc.	10,025	501,450
Lennox International, Inc.	1,619	786,154
Masco Corp.	32,682	2,074,000
Owens Corning	3,805	425,817
Simpson Manufacturing Co., Inc.	4,243	685,117
		9,657,007
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	4,364	1,258,054
Cboe Global Markets, Inc.	11,212	2,814,212
Evercore, Inc. Class A	3,858	1,312,684
FactSet Research Systems, Inc.	4,876	1,414,966
Hamilton Lane, Inc. Class A	3,780	507,692
Houlihan Lokey, Inc.	8,819	1,536,182
Invesco Ltd.	19,542	513,368
Janus Henderson Group PLC	19,225	914,533
Lazard, Inc.	13,092	635,748
MarketAxess Holdings, Inc.	2,994	542,663
Morningstar, Inc.	2,161	469,607
SEI Investments Co.	19,973	1,638,185
Stifel Financial Corp.	3,540	443,279
T. Rowe Price Group, Inc.	42,159	4,316,238
Tradeweb Markets, Inc. Class A	6,946	746,973
		19,064,384
CHEMICALS — 2.1%
Ashland, Inc.	8,907	522,574
Axalta Coating Systems Ltd. (a)	16,701	539,609
CF Industries Holdings, Inc.	17,762	1,373,713
Dow, Inc.	50,197	1,173,606
DuPont de Nemours, Inc.	11,690	469,938
Eastman Chemical Co.	22,040	1,406,813
Element Solutions, Inc.	22,820	570,272
FMC Corp. (b)	9,254	128,353
Huntsman Corp.	13,603	136,030
International Flavors & Fragrances, Inc.	9,559	644,181
LyondellBasell Industries NV Class A	35,622	1,542,433
NewMarket Corp.	573	393,800
PPG Industries, Inc.	9,540	977,468
RPM International, Inc.	14,972	1,557,088

See accompanying notes to financial statements.
4

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Westlake Corp. (b)	3,585	$265,075
		11,700,953
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Clean Harbors, Inc. (a)	3,396	796,294
MSA Safety, Inc.	4,546	727,997
Rollins, Inc.	16,108	966,802
Tetra Tech, Inc.	14,659	491,663
Veralto Corp.	8,781	876,168
		3,858,924
COMMUNICATIONS EQUIPMENT — 0.4%
F5, Inc. (a)	8,176	2,087,006
CONSTRUCTION & ENGINEERING — 0.9%
AECOM	14,621	1,393,820
EMCOR Group, Inc.	3,568	2,182,867
Everus Construction Group, Inc. (a)	2,999	256,594
Valmont Industries, Inc.	2,771	1,114,829
WillScot Holdings Corp. (b)	4,517	85,055
		5,033,165
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,494	515,460
CONSUMER FINANCE — 0.3%
Synchrony Financial	20,810	1,736,178
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Albertsons Cos., Inc. Class A	44,239	759,584
BJ's Wholesale Club Holdings, Inc. (a)	19,933	1,794,568
Casey's General Stores, Inc.	1,778	982,718
Dollar General Corp.	26,855	3,565,538
Kroger Co.	28,836	1,801,673
Sprouts Farmers Market, Inc. (a)	3,451	274,941
Sysco Corp.	18,330	1,350,738
Target Corp.	18,249	1,783,840
U.S. Foods Holding Corp. (a)	16,413	1,236,227
		13,549,827
CONTAINERS & PACKAGING — 1.8%
Amcor PLC	123,549	1,030,399
AptarGroup, Inc.	8,850	1,079,346
Avery Dennison Corp.	12,350	2,246,218
Crown Holdings, Inc. (b)	8,339	858,667
Graphic Packaging Holding Co.	32,787	493,772
International Paper Co.	28,297	1,114,619
Packaging Corp. of America	9,487	1,956,504
Sealed Air Corp.	14,148	586,151
Silgan Holdings, Inc. (b)	7,652	308,911
Sonoco Products Co.	2,809	122,585
		9,797,172
DISTRIBUTORS — 0.8%
Genuine Parts Co.	14,470	1,779,231
LKQ Corp.	49,822	1,504,624
Pool Corp.	4,118	941,993
		4,225,848
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	2,679	$271,651
Grand Canyon Education, Inc. (a)	4,658	774,672
H&R Block, Inc.	25,494	1,111,028
Service Corp. International	12,449	970,649
		3,128,000
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	14,118	908,634
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
GCI Liberty, Inc. (a)(c)	10,520	—
Iridium Communications, Inc.	6,555	113,926
Liberty Global Ltd. Class A (a)	32,838	365,815
Liberty Global Ltd. Class C (a)(b)	26,966	297,705
		777,446
ELECTRIC UTILITIES — 4.5%
Alliant Energy Corp.	19,331	1,256,708
American Electric Power Co., Inc.	20,513	2,365,354
Edison International	47,888	2,874,238
Entergy Corp.	20,759	1,918,754
Evergy, Inc.	28,533	2,068,357
Eversource Energy	18,404	1,239,141
Exelon Corp.	48,199	2,100,994
FirstEnergy Corp.	27,121	1,214,207
IDACORP, Inc. (b)	7,394	935,785
NRG Energy, Inc.	5,714	909,897
OGE Energy Corp.	28,438	1,214,303
PG&E Corp.	105,693	1,698,487
Pinnacle West Capital Corp.	18,001	1,596,689
PPL Corp.	45,777	1,603,111
Xcel Energy, Inc.	24,704	1,824,637
		24,820,662
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	2,370	853,295
AMETEK, Inc.	9,506	1,951,677
Hubbell, Inc.	3,448	1,531,291
Sensata Technologies Holding PLC	7,934	264,123
		4,600,386
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Arrow Electronics, Inc. (a)	4,420	486,996
Avnet, Inc.	7,453	358,340
Cognex Corp.	4,705	169,286
Crane NXT Co. (b)	2,996	141,022
Flex Ltd. (a)	42,496	2,567,608
Jabil, Inc.	14,436	3,291,697
Littelfuse, Inc.	1,476	373,310
Ralliant Corp.	4,807	244,724
TD SYNNEX Corp.	14,692	2,207,179
Teledyne Technologies, Inc. (a)	2,239	1,143,524
Trimble, Inc. (a)	11,976	938,320
Vontier Corp.	10,588	393,662

See accompanying notes to financial statements.
5

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	1,308	$317,608
		12,633,276
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	18,256	3,730,248
Madison Square Garden Sports Corp. (a)	1,478	382,285
		4,112,533
FINANCIAL SERVICES — 1.1%
Corpay, Inc. (a)	2,739	824,247
Euronet Worldwide, Inc. (a)	4,689	356,880
Global Payments, Inc.	14,604	1,130,349
Jack Henry & Associates, Inc.	7,419	1,353,819
MGIC Investment Corp.	45,045	1,316,215
Voya Financial, Inc.	5,229	389,508
Western Union Co. (b)	62,957	586,130
WEX, Inc. (a)	957	142,574
		6,099,722
FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	33,130	1,904,644
Bunge Global SA	11,187	996,538
Campbell's Co.	11,564	322,289
Conagra Brands, Inc.	79,837	1,381,978
Flowers Foods, Inc.	35,609	387,426
General Mills, Inc.	56,728	2,637,852
Hershey Co.	16,642	3,028,511
Hormel Foods Corp.	31,167	738,658
Ingredion, Inc.	12,265	1,352,339
J.M. Smucker Co.	3,246	317,491
Kraft Heinz Co.	59,927	1,453,230
Lamb Weston Holdings, Inc.	9,737	407,883
McCormick & Co., Inc.	12,543	854,304
Pilgrim's Pride Corp.	6,280	244,857
Post Holdings, Inc. (a)	9,795	970,195
Seaboard Corp.	44	195,572
Smithfield Foods, Inc.	3,518	78,557
Tyson Foods, Inc. Class A	32,828	1,924,377
		19,196,701
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,963	1,502,468
MDU Resources Group, Inc.	17,754	346,558
National Fuel Gas Co.	13,611	1,089,697
UGI Corp.	18,150	679,354
		3,618,077
GROUND TRANSPORTATION — 1.4%
CSX Corp.	47,494	1,721,657
JB Hunt Transport Services, Inc.	12,889	2,504,848
Knight-Swift Transportation Holdings, Inc.	14,065	735,318
Landstar System, Inc.	6,715	964,946
Old Dominion Freight Line, Inc.	4,476	701,837
Ryder System, Inc.	4,225	808,623
Schneider National, Inc. Class B	9,847	261,241
Security Description	Shares	Value
U-Haul Holding Co. (a)(d)	1,008	$50,813
U-Haul Holding Co. (d)	4,584	214,256
		7,963,539
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos., Inc. (a)	10,493	860,006
Dentsply Sirona, Inc.	11,665	133,331
GE HealthCare Technologies, Inc.	16,912	1,387,122
Globus Medical, Inc. Class A (a)	9,609	838,962
Hologic, Inc. (a)	31,042	2,312,319
ResMed, Inc.	5,629	1,355,857
Solventum Corp. (a)	10,672	845,649
STERIS PLC	7,149	1,812,415
Teleflex, Inc.	5,422	661,701
Zimmer Biomet Holdings, Inc.	18,499	1,663,430
		11,870,792
HEALTH CARE PROVIDERS & SERVICES — 7.8%
Cardinal Health, Inc.	46,511	9,558,010
Cencora, Inc.	17,661	5,965,003
Centene Corp. (a)	42,276	1,739,657
Chemed Corp.	2,746	1,174,903
Cigna Group	15,807	4,350,561
DaVita, Inc. (a)	4,990	566,914
Encompass Health Corp.	11,448	1,215,091
Henry Schein, Inc. (a)	21,041	1,590,279
Humana, Inc.	20,427	5,231,967
Labcorp Holdings, Inc.	8,744	2,193,695
McKesson Corp.	6,126	5,025,096
Molina Healthcare, Inc. (a)	7,203	1,250,009
Quest Diagnostics, Inc.	8,054	1,397,611
Universal Health Services, Inc. Class B	9,861	2,149,895
		43,408,691
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	22,024	976,544
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	76,361	1,353,881
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	34,076	1,256,041
Boyd Gaming Corp.	9,165	781,225
Choice Hotels International, Inc.	3,498	333,220
Churchill Downs, Inc.	4,494	511,327
Darden Restaurants, Inc.	9,915	1,824,558
Domino's Pizza, Inc.	3,022	1,259,630
Hyatt Hotels Corp. Class A (b)	2,670	428,054
MGM Resorts International (a)(b)	10,870	396,646
Restaurant Brands International, Inc. (b)	19,656	1,341,129
Texas Roadhouse, Inc.	9,394	1,559,404
Travel & Leisure Co.	4,932	347,854
Vail Resorts, Inc. (b)	3,427	455,106
Wendy's Co. (b)	31,189	259,804
Wyndham Hotels & Resorts, Inc.	5,466	413,011

See accompanying notes to financial statements.
6

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	16,314	$2,467,982
		13,634,991
HOUSEHOLD DURABLES — 2.9%
DR Horton, Inc.	15,436	2,223,247
Garmin Ltd.	7,259	1,472,488
Lennar Corp. Class A	21,532	2,213,490
Lennar Corp. Class B (b)	913	86,845
Mohawk Industries, Inc. (a)	2,335	255,215
NVR, Inc. (a)	544	3,967,267
PulteGroup, Inc.	32,025	3,755,251
Toll Brothers, Inc.	13,169	1,780,712
TopBuild Corp. (a)	1,379	575,305
		16,329,820
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	14,468	1,213,142
Clorox Co.	4,379	441,535
Colgate-Palmolive Co.	24,211	1,913,153
Kimberly-Clark Corp.	19,877	2,005,390
Reynolds Consumer Products, Inc.	10,401	238,391
		5,811,611
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	37,403	536,359
Brookfield Renewable Corp. (b)	11,334	434,546
Clearway Energy, Inc. Class A	3,389	106,482
Clearway Energy, Inc. Class C (b)	6,878	228,762
Talen Energy Corp. (a)	2,696	1,010,569
		2,316,718
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	3,938	701,515
First Industrial Realty Trust, Inc. REIT	17,235	987,049
STAG Industrial, Inc. REIT	11,490	422,372
		2,110,936
INSURANCE — 8.3%
Aflac, Inc.	21,650	2,387,346
Allstate Corp.	16,149	3,361,414
American Financial Group, Inc.	7,820	1,068,838
Arch Capital Group Ltd. (a)	57,111	5,478,087
Assurant, Inc.	5,224	1,258,200
Assured Guaranty Ltd.	2,264	203,466
Axis Capital Holdings Ltd.	14,578	1,561,158
Brown & Brown, Inc.	13,032	1,038,650
Cincinnati Financial Corp.	22,976	3,752,440
CNA Financial Corp. (b)	1,752	83,640
Everest Group Ltd.	4,786	1,624,129
Fidelity National Financial, Inc.	14,699	802,418
First American Financial Corp.	5,134	315,433
Globe Life, Inc.	8,960	1,253,146
Hanover Insurance Group, Inc.	5,705	1,042,703
Hartford Insurance Group, Inc.	21,565	2,971,657
Kemper Corp.	4,788	194,106
Kinsale Capital Group, Inc.	793	310,158
Security Description	Shares	Value
Loews Corp.	12,467	$1,312,900
Markel Group, Inc. (a)	1,605	3,450,188
Old Republic International Corp.	38,669	1,764,853
Primerica, Inc.	2,000	516,720
Reinsurance Group of America, Inc.	2,793	568,264
RenaissanceRe Holdings Ltd.	7,861	2,210,199
RLI Corp.	15,843	1,013,635
Travelers Cos., Inc.	10,671	3,095,230
Unum Group	12,116	938,990
W.R. Berkley Corp.	28,147	1,973,668
White Mountains Insurance Group Ltd.	306	635,877
		46,187,513
IT SERVICES — 2.5%
Akamai Technologies, Inc. (a)	25,903	2,260,037
Amdocs Ltd.	21,193	1,706,248
Cognizant Technology Solutions Corp. Class A	70,136	5,821,288
Gartner, Inc. (a)	5,403	1,363,069
VeriSign, Inc.	10,842	2,634,064
		13,784,706
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	2,816	209,060
Mattel, Inc. (a)	53,263	1,056,738
		1,265,798
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	7,322	600,404
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	14,474	1,969,477
Avantor, Inc. (a)	47,411	543,330
Bio-Techne Corp.	7,232	425,314
IQVIA Holdings, Inc. (a)	12,017	2,708,752
Mettler-Toledo International, Inc. (a)	896	1,249,194
Qiagen NV (b)	21,417	963,122
Revvity, Inc.	6,002	580,694
Waters Corp. (a)	2,119	804,860
West Pharmaceutical Services, Inc.	3,824	1,052,135
		10,296,878
MACHINERY — 5.9%
Allison Transmission Holdings, Inc.	10,897	1,066,816
Crane Co.	2,553	470,850
Cummins, Inc.	6,169	3,148,966
Donaldson Co., Inc.	22,901	2,030,403
Dover Corp.	10,339	2,018,586
Esab Corp.	1,631	182,215
Flowserve Corp.	9,091	630,734
Fortive Corp.	14,460	798,337
Gates Industrial Corp. PLC (a)	13,067	280,548
Graco, Inc.	13,932	1,142,006
IDEX Corp.	4,092	728,130
Illinois Tool Works, Inc.	8,260	2,034,438
ITT, Inc.	6,717	1,165,467
Lincoln Electric Holdings, Inc.	4,475	1,072,389

See accompanying notes to financial statements.
7

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Middleby Corp. (a)	1,925	$286,190
Mueller Industries, Inc.	16,838	1,933,002
Nordson Corp.	2,253	541,689
Oshkosh Corp.	11,207	1,407,935
Otis Worldwide Corp.	14,023	1,224,909
PACCAR, Inc.	16,850	1,845,244
Pentair PLC	9,232	961,420
Snap-on, Inc.	7,522	2,592,081
Stanley Black & Decker, Inc.	6,207	461,056
Timken Co.	6,850	576,291
Toro Co.	16,486	1,297,778
Westinghouse Air Brake Technologies Corp.	6,226	1,328,940
Xylem, Inc.	9,591	1,306,102
		32,532,522
MARINE — 0.1%
Kirby Corp. (a)	7,570	834,063
MEDIA — 1.7%
Fox Corp. Class A	12,999	949,837
Fox Corp. Class B	8,954	581,383
New York Times Co. Class A	19,134	1,328,282
News Corp. Class A	22,906	598,305
News Corp. Class B	5,593	165,721
Nexstar Media Group, Inc.	4,703	954,944
Omnicom Group, Inc.	57,458	4,639,733
		9,218,205
METALS & MINING — 1.0%
Reliance, Inc.	10,160	2,934,919
Royal Gold, Inc.	6,116	1,359,526
Steel Dynamics, Inc.	5,932	1,005,177
		5,299,622
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AGNC Investment Corp. REIT (b)	34,065	365,177
Annaly Capital Management, Inc. REIT	37,513	838,790
Rithm Capital Corp. REIT	24,503	267,083
		1,471,050
MULTI-UTILITIES — 2.6%
Ameren Corp.	18,324	1,829,835
CenterPoint Energy, Inc.	33,399	1,280,518
CMS Energy Corp.	25,477	1,781,607
Consolidated Edison, Inc.	18,491	1,836,526
Dominion Energy, Inc.	26,183	1,534,062
DTE Energy Co.	15,887	2,049,105
NiSource, Inc.	25,762	1,075,821
Public Service Enterprise Group, Inc.	14,605	1,172,781
WEC Energy Group, Inc.	15,393	1,623,346
		14,183,601
OFFICE REITs — 0.0% *
Highwoods Properties, Inc. REIT	4,744	122,490
Security Description	Shares	Value
Kilroy Realty Corp. REIT (b)	4,396	$164,279
		286,769
OIL, GAS & CONSUMABLE FUELS — 1.0%
Antero Midstream Corp.	18,495	329,026
Coterra Energy, Inc.	55,913	1,471,630
EOG Resources, Inc.	19,708	2,069,537
Marathon Petroleum Corp.	10,629	1,728,595
		5,598,788
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	2,525	203,919
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	5,658	151,238
Estee Lauder Cos., Inc. Class A	11,650	1,219,988
		1,371,226
PHARMACEUTICALS — 1.0%
Jazz Pharmaceuticals PLC (a)	11,009	1,871,530
Perrigo Co. PLC (b)	6,766	94,183
Royalty Pharma PLC Class A	65,718	2,539,344
Viatris, Inc.	92,283	1,148,923
		5,653,980
PROFESSIONAL SERVICES — 3.9%
Booz Allen Hamilton Holding Corp.	17,210	1,451,836
Broadridge Financial Solutions, Inc.	9,021	2,013,217
CACI International, Inc. Class A (a)	4,178	2,226,080
Concentrix Corp. (b)	4,783	198,877
ExlService Holdings, Inc. (a)	12,562	533,131
FTI Consulting, Inc. (a)	6,442	1,100,487
Genpact Ltd.	29,509	1,380,431
Jacobs Solutions, Inc.	15,744	2,085,450
KBR, Inc.	12,031	483,646
Leidos Holdings, Inc.	24,522	4,423,769
ManpowerGroup, Inc.	7,598	225,889
Parsons Corp. (a)	10,076	622,697
Paychex, Inc.	8,597	964,411
Robert Half, Inc.	18,853	512,047
Science Applications International Corp.	9,018	907,752
SS&C Technologies Holdings, Inc.	16,121	1,409,298
Verisk Analytics, Inc.	4,001	894,984
		21,434,002
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Howard Hughes Holdings, Inc. (a)	1,458	116,305
Jones Lang LaSalle, Inc. (a)	2,665	896,692
		1,012,997
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	15,941	511,706
AvalonBay Communities, Inc. REIT	7,067	1,281,318
Equity LifeStyle Properties, Inc. REIT	21,611	1,309,843
Equity Residential REIT	20,160	1,270,886
Essex Property Trust, Inc. REIT	4,853	1,269,933

See accompanying notes to financial statements.
8

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	6,999	$972,231
		6,615,917
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	4,483	322,911
Brixmor Property Group, Inc. REIT	20,155	528,464
Federal Realty Investment Trust REIT	4,800	483,840
NNN REIT, Inc.	22,517	892,349
Regency Centers Corp. REIT	7,645	527,734
		2,755,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cirrus Logic, Inc. (a)	10,176	1,205,856
Qnity Electronics, Inc. Class W/I	5,845	477,244
Skyworks Solutions, Inc.	29,504	1,870,849
		3,553,949
SOFTWARE — 0.5%
Dolby Laboratories, Inc. Class A	11,527	740,264
Dropbox, Inc. Class A (a)	39,181	1,089,232
Manhattan Associates, Inc. (a)	4,072	705,718
		2,535,214
SPECIALIZED REITs — 1.9%
CubeSmart REIT	28,256	1,018,629
Gaming & Leisure Properties, Inc. REIT	49,910	2,230,478
Lamar Advertising Co. Class A REIT	7,695	974,033
National Storage Affiliates Trust REIT	4,360	122,996
Public Storage REIT	7,541	1,956,889
Rayonier, Inc. REIT	31,241	676,368
SBA Communications Corp. REIT	6,045	1,169,284
VICI Properties, Inc. REIT	91,931	2,585,100
		10,733,777
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (a)	617	2,092,556
Best Buy Co., Inc.	32,413	2,169,402
Dick's Sporting Goods, Inc.	2,037	403,265
Floor & Decor Holdings, Inc. Class A (a)	3,743	227,911
Murphy USA, Inc.	2,378	959,571
Penske Automotive Group, Inc.	1,625	257,221
Ross Stores, Inc.	16,148	2,908,901
Tractor Supply Co.	50,709	2,535,957
Ulta Beauty, Inc. (a)	3,699	2,237,932
Valvoline, Inc. (a)	16,389	476,264
		14,268,980
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Hewlett Packard Enterprise Co.	104,309	2,505,502
HP, Inc.	96,773	2,156,103
Security Description	Shares	Value
NetApp, Inc.	30,044	$3,217,412
		7,879,017
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Columbia Sportswear Co.	4,961	273,302
Deckers Outdoor Corp. (a)	5,820	603,359
NIKE, Inc. Class B	44,897	2,860,388
Ralph Lauren Corp.	3,436	1,215,004
		4,952,053
TOBACCO — 0.6%
Altria Group, Inc.	56,235	3,242,510
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	3,133	201,233
Applied Industrial Technologies, Inc.	2,673	686,346
Fastenal Co.	50,882	2,041,895
Ferguson Enterprises, Inc.	6,115	1,361,382
MSC Industrial Direct Co., Inc. Class A	8,393	705,851
SiteOne Landscape Supply, Inc. (a)	2,482	309,158
Watsco, Inc.	2,045	689,063
WW Grainger, Inc.	1,539	1,552,928
		7,547,856
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	8,014	1,045,827
Essential Utilities, Inc.	23,461	899,964
		1,945,791
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Millicom International Cellular SA (b)	9,593	531,836
TOTAL COMMON STOCKS (Cost $492,268,019)		553,992,235
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	688,399	688,399
State Street Navigator Securities Lending Portfolio II (g)(h)	6,985,301	6,985,301
TOTAL SHORT-TERM INVESTMENTS (Cost $7,673,700)		7,673,700
TOTAL INVESTMENTS — 101.2% (Cost $499,941,719)		561,665,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(6,464,412)
NET ASSETS — 100.0%		$555,201,523

See accompanying notes to financial statements.
9

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	6	03/20/2026	$1,125,965	$1,127,430	$1,465

During the period ended December 31, 2025, the average notional value related to futures contracts was $1,013,272.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$553,992,235	$—	$0(a)	$553,992,235
Short-Term Investments	7,673,700	—	—	7,673,700
TOTAL INVESTMENTS	$561,665,935	$—	$0	$561,665,935
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,465	$—	$—	$1,465
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,465	$—	$—	$1,465
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	688,006	$688,006	$12,143,419	$12,143,026	$—	$—	688,399	$688,399	$15,831
State Street Navigator Securities Lending Portfolio II	3,080,540	3,080,540	51,080,012	47,175,251	—	—	6,985,301	6,985,301	9,694
Total		$3,768,546	$63,223,431	$59,318,277	$—	$—		$7,673,700	$25,525
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
ATI, Inc. (a)	456	$52,331
Axon Enterprise, Inc. (a)	20	11,359
BWX Technologies, Inc.	373	64,469
Carpenter Technology Corp.	272	85,636
Curtiss-Wright Corp.	144	79,383
General Dynamics Corp.	397	133,654
General Electric Co.	43	13,245
HEICO Corp.	60	19,415
HEICO Corp. Class A	111	28,020
Hexcel Corp.	559	41,310
Howmet Aerospace, Inc.	355	72,782
Huntington Ingalls Industries, Inc.	179	60,873
Karman Holdings, Inc. (a)(b)	49	3,585
L3Harris Technologies, Inc.	290	85,135
Leonardo DRS, Inc.	371	12,647
Lockheed Martin Corp.	149	72,067
Northrop Grumman Corp.	180	102,638
Rocket Lab Corp. (a)	388	27,067
RTX Corp.	198	36,313
Textron, Inc.	787	68,603
TransDigm Group, Inc.	28	37,236
Woodward, Inc.	325	98,254
		1,206,022
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	766	123,142
Expeditors International of Washington, Inc.	1,210	180,302
FedEx Corp.	346	99,946
GXO Logistics, Inc. (a)	949	49,955
United Parcel Service, Inc. Class B	871	86,395
		539,740
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	140	7,042
American Airlines Group, Inc. (a)	1,485	22,765
Delta Air Lines, Inc.	2,300	159,620
Southwest Airlines Co.	1,214	50,175
United Airlines Holdings, Inc. (a)	1,231	137,650
		377,252
AUTO COMPONENTS — 1.1%
Aptiv PLC (a)	3,394	258,249
BorgWarner, Inc.	3,313	149,284
Gentex Corp.	1,299	30,228
Lear Corp.	823	94,316
		532,077
AUTOMOBILES — 1.0%
Ford Motor Co.	11,596	152,139
General Motors Co.	3,059	248,758
Harley-Davidson, Inc. (b)	400	8,196
Tesla, Inc. (a)	15	6,746
Thor Industries, Inc.	542	55,647
		471,486
Security Description	Shares	Value
BANKS — 1.1%
Bank of America Corp.	110	$6,050
Bank OZK	477	21,952
BOK Financial Corp.	61	7,226
Citigroup, Inc.	98	11,436
Citizens Financial Group, Inc.	516	30,140
Columbia Banking System, Inc.	443	12,382
Comerica, Inc.	236	20,515
Commerce Bancshares, Inc.	154	8,060
Cullen/Frost Bankers, Inc.	98	12,410
East West Bancorp, Inc.	288	32,368
Fifth Third Bancorp	556	26,026
First Citizens BancShares, Inc. Class A	10	21,462
First Hawaiian, Inc.	227	5,743
First Horizon Corp.	881	21,056
FNB Corp.	1,000	17,100
Huntington Bancshares, Inc.	1,163	20,178
KeyCorp	193	3,984
M&T Bank Corp.	156	31,431
NU Holdings Ltd. Class A (a)	2,864	47,943
Pinnacle Financial Partners, Inc.	48	4,580
PNC Financial Services Group, Inc.	122	25,465
Popular, Inc.	152	18,927
Prosperity Bancshares, Inc.	108	7,464
Regions Financial Corp.	1,007	27,290
Southstate Bank Corp.	82	7,717
Synovus Financial Corp.	190	9,509
Truist Financial Corp.	120	5,905
U.S. Bancorp	573	30,575
Webster Financial Corp.	316	19,889
Wells Fargo & Co.	131	12,209
Western Alliance Bancorp	44	3,699
Wintrust Financial Corp.	124	17,338
Zions Bancorp NA	289	16,918
		564,947
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	19	3,707
Brown-Forman Corp. Class B (b)	143	3,727
Celsius Holdings, Inc. (a)	947	43,316
Coca-Cola Co.	301	21,043
Coca-Cola Consolidated, Inc.	484	74,197
Constellation Brands, Inc. Class A	87	12,003
Keurig Dr. Pepper, Inc.	1,066	29,859
Molson Coors Beverage Co. Class B	735	34,310
Monster Beverage Corp. (a)	1,087	83,340
PepsiCo, Inc.	293	42,051
		347,553
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	77	17,594
Alnylam Pharmaceuticals, Inc. (a)	30	11,930
Amgen, Inc.	153	50,078
Biogen, Inc. (a)	769	135,336
BioMarin Pharmaceutical, Inc. (a)	585	34,767

See accompanying notes to financial statements.
11

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a)	99	$10,054
Exelixis, Inc. (a)	2,798	122,636
Gilead Sciences, Inc.	570	69,962
Halozyme Therapeutics, Inc. (a)	1,157	77,866
Incyte Corp. (a)	678	66,966
Natera, Inc. (a)	230	52,691
Neurocrine Biosciences, Inc. (a)	374	53,044
Regeneron Pharmaceuticals, Inc.	141	108,834
Revolution Medicines, Inc. (a)	58	4,620
United Therapeutics Corp. (a)	392	191,002
		1,007,380
BROADLINE RETAIL — 1.0%
Amazon.com, Inc. (a)	60	13,849
Coupang, Inc. (a)	3,123	73,672
Dillard's, Inc. Class A (b)	42	25,466
eBay, Inc.	2,217	193,101
Etsy, Inc. (a)	1,023	56,715
Macy's, Inc.	4,196	92,522
Ollie's Bargain Outlet Holdings, Inc. (a)	323	35,404
		490,729
BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	1,170	78,250
AAON, Inc. (b)	78	5,947
Advanced Drainage Systems, Inc.	267	38,670
Allegion PLC	514	81,839
Armstrong World Industries, Inc.	282	53,890
Builders FirstSource, Inc. (a)	274	28,192
Carlisle Cos., Inc.	240	76,766
Fortune Brands Innovations, Inc.	242	12,105
Hayward Holdings, Inc. (a)	652	10,073
Johnson Controls International PLC	999	119,630
Lennox International, Inc.	44	21,366
Masco Corp.	980	62,191
Owens Corning	77	8,617
Simpson Manufacturing Co., Inc.	232	37,461
Trane Technologies PLC	170	66,164
		701,161
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	386	111,276
Ameriprise Financial, Inc.	53	25,988
ARES Management Corp. Class A	59	9,536
Bank of New York Mellon Corp.	237	27,513
Blackrock, Inc.	24	25,688
Blackstone, Inc.	173	26,666
Brookfield Asset Management Ltd. Class A	142	7,439
Bullish (a)	174	6,589
Carlyle Group, Inc.	358	21,161
Cboe Global Markets, Inc.	473	118,723
Charles Schwab Corp.	108	10,790
CME Group, Inc.	97	26,489
Coinbase Global, Inc. Class A (a)	31	7,010
Evercore, Inc. Class A	297	101,054
Security Description	Shares	Value
FactSet Research Systems, Inc.	48	$13,929
Franklin Resources, Inc.	606	14,477
Freedom Holding Corp. (a)	32	3,894
Goldman Sachs Group, Inc.	9	7,911
Hamilton Lane, Inc. Class A	151	20,281
Houlihan Lokey, Inc.	333	58,005
Interactive Brokers Group, Inc. Class A	692	44,503
Intercontinental Exchange, Inc.	93	15,062
Invesco Ltd.	1,833	48,153
Janus Henderson Group PLC	994	47,285
KKR & Co., Inc.	19	2,422
Lazard, Inc.	869	42,199
LPL Financial Holdings, Inc.	233	83,221
MarketAxess Holdings, Inc.	102	18,488
Moody's Corp.	108	55,172
Morgan Stanley	51	9,054
Morningstar, Inc.	25	5,433
MSCI, Inc.	97	55,652
Nasdaq, Inc.	288	27,974
Northern Trust Corp.	205	28,001
Raymond James Financial, Inc.	212	34,045
Robinhood Markets, Inc. Class A (a)	264	29,859
S&P Global, Inc.	63	32,923
SEI Investments Co.	745	61,105
State Street Corp. (c)	76	9,805
Stifel Financial Corp.	172	21,538
T. Rowe Price Group, Inc.	1,073	109,854
Tradeweb Markets, Inc. Class A	169	18,174
Virtu Financial, Inc. Class A	173	5,764
XP, Inc. Class A	1,979	32,396
		1,482,501
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	61	15,068
Albemarle Corp.	24	3,395
Axalta Coating Systems Ltd. (a)	665	21,486
Celanese Corp.	50	2,114
CF Industries Holdings, Inc.	1,589	122,893
Corteva, Inc.	1,585	106,243
Dow, Inc.	481	11,246
DuPont de Nemours, Inc.	2,646	106,369
Eastman Chemical Co.	263	16,787
Ecolab, Inc.	202	53,029
Element Solutions, Inc.	880	21,991
International Flavors & Fragrances, Inc.	250	16,848
Linde PLC	90	38,375
LyondellBasell Industries NV Class A	353	15,285
Mosaic Co.	1,805	43,483
NewMarket Corp.	27	18,556
Olin Corp.	147	3,062
PPG Industries, Inc.	335	34,324
RPM International, Inc.	156	16,224
Scotts Miracle-Gro Co.	118	6,885
Sherwin-Williams Co.	110	35,643

See accompanying notes to financial statements.
12

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Solstice Advanced Materials, Inc. (a)	2,297	$111,588
		820,894
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	286	53,788
Clean Harbors, Inc. (a)	147	34,469
Copart, Inc. (a)	600	23,490
MSA Safety, Inc.	167	26,743
RB Global, Inc.	375	38,576
Republic Services, Inc.	210	44,505
Rollins, Inc.	865	51,917
Tetra Tech, Inc.	768	25,759
Veralto Corp.	311	31,032
Waste Management, Inc.	167	36,692
		366,971
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	210	27,516
Ciena Corp. (a)	176	41,161
Cisco Systems, Inc.	631	48,606
F5, Inc. (a)	556	141,925
Lumentum Holdings, Inc. (a)	88	32,436
Motorola Solutions, Inc.	69	26,449
Ubiquiti, Inc.	13	7,193
		325,286
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	487	46,426
API Group Corp. (a)	451	17,255
Comfort Systems USA, Inc.	129	120,394
EMCOR Group, Inc.	295	180,478
Everus Construction Group, Inc. (a)	342	29,262
MasTec, Inc. (a)	472	102,599
Quanta Services, Inc.	116	48,959
Valmont Industries, Inc.	267	107,419
		652,792
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	469	58,531
Eagle Materials, Inc.	113	23,355
Martin Marietta Materials, Inc.	60	37,360
Vulcan Materials Co.	74	21,106
		140,352
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	561	25,408
American Express Co.	74	27,376
Capital One Financial Corp.	320	77,555
Credit Acceptance Corp. (a)(b)	17	7,539
OneMain Holdings, Inc.	739	49,919
SLM Corp.	328	8,876
SoFi Technologies, Inc. (a)	362	9,477
Synchrony Financial	3,474	289,836
		495,986
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Albertsons Cos., Inc. Class A	2,586	44,402
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	1,256	$113,078
Casey's General Stores, Inc.	64	35,373
Costco Wholesale Corp.	21	18,109
Dollar General Corp.	2,594	344,405
Dollar Tree, Inc. (a)	299	36,780
Kroger Co.	1,976	123,460
Maplebear, Inc. (a)	2,250	101,205
Performance Food Group Co. (a)	172	15,466
Sprouts Farmers Market, Inc. (a)	196	15,615
Sysco Corp.	1,061	78,185
Target Corp.	417	40,762
U.S. Foods Holding Corp. (a)	1,764	132,865
Walmart, Inc.	72	8,022
		1,107,727
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	218	26,587
Avery Dennison Corp.	316	57,474
Crown Holdings, Inc.	774	79,699
Graphic Packaging Holding Co.	292	4,398
International Paper Co.	535	21,074
Packaging Corp. of America	241	49,701
Sealed Air Corp.	1,350	55,931
Silgan Holdings, Inc. (b)	176	7,105
Sonoco Products Co.	66	2,880
		304,849
DISTRIBUTORS — 0.3%
Genuine Parts Co.	572	70,333
LKQ Corp.	1,367	41,283
Pool Corp.	76	17,385
		129,001
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	6,311	50,930
Bright Horizons Family Solutions, Inc. (a)	202	20,483
Grand Canyon Education, Inc. (a)	249	41,411
H&R Block, Inc.	1,028	44,800
Service Corp. International	383	29,862
		187,486
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	647	41,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	4,302	106,862
Frontier Communications Parent, Inc. (a)	875	33,311
GCI Liberty, Inc. (a)(d)	6,909	—
GCI Liberty, Inc. Class C (a)	381	14,177
Iridium Communications, Inc.	185	3,215
Liberty Global Ltd. Class A (a)	2,049	22,826
Liberty Global Ltd. Class C (a)	1,439	15,887
Verizon Communications, Inc.	2,551	103,902
		300,180

See accompanying notes to financial statements.
13

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	837	$54,413
American Electric Power Co., Inc.	954	110,006
Constellation Energy Corp.	47	16,604
Duke Energy Corp.	796	93,299
Edison International	781	46,875
Entergy Corp.	966	89,287
Evergy, Inc.	1,369	99,239
Eversource Energy	981	66,051
Exelon Corp.	2,793	121,747
FirstEnergy Corp.	1,671	74,811
IDACORP, Inc. (b)	304	38,474
NextEra Energy, Inc.	517	41,505
NRG Energy, Inc.	1,420	226,121
OGE Energy Corp.	1,192	50,898
PG&E Corp.	2,922	46,956
Pinnacle West Capital Corp.	827	73,355
PPL Corp.	1,938	67,869
Southern Co.	825	71,940
Xcel Energy, Inc.	1,051	77,627
		1,467,077
ELECTRICAL EQUIPMENT — 1.4%
Acuity, Inc.	125	45,005
AMETEK, Inc.	432	88,694
Eaton Corp. PLC	132	42,043
Emerson Electric Co.	467	61,980
GE Vernova, Inc.	120	78,429
Generac Holdings, Inc. (a)	333	45,411
Hubbell, Inc.	162	71,946
nVent Electric PLC	335	34,160
Regal Rexnord Corp.	104	14,593
Rockwell Automation, Inc.	226	87,930
Sensata Technologies Holding PLC	1,028	34,222
Vertiv Holdings Co. Class A	556	90,078
		694,491
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	566	76,489
Arrow Electronics, Inc. (a)	123	13,552
Avnet, Inc.	396	19,040
CDW Corp.	136	18,523
Cognex Corp.	739	26,589
Coherent Corp. (a)	265	48,911
Corning, Inc.	983	86,072
Crane NXT Co. (b)	217	10,214
Flex Ltd. (a)	5,294	319,864
IPG Photonics Corp. (a)	154	11,026
Jabil, Inc.	1,186	270,432
Keysight Technologies, Inc. (a)	242	49,172
Littelfuse, Inc.	97	24,533
Ralliant Corp.	746	37,979
TD SYNNEX Corp.	1,201	180,426
Teledyne Technologies, Inc. (a)	117	59,755
Trimble, Inc. (a)	954	74,746
Vontier Corp.	747	27,774
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	57	$13,841
		1,368,938
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes Co.	3,165	144,134
Halliburton Co.	4,361	123,242
NOV, Inc.	5,672	88,653
SLB Ltd.	3,936	151,064
TechnipFMC PLC	4,719	210,279
Weatherford International PLC	894	69,964
		787,336
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	683	139,557
Liberty Live Holdings, Inc. Class C (a)	43	3,576
Liberty Media Corp.-Liberty Formula One Class C (a)	120	11,821
Live Nation Entertainment, Inc. (a)	190	27,075
Madison Square Garden Sports Corp. (a)	8	2,069
Netflix, Inc. (a)	126	11,814
ROBLOX Corp. Class A (a)	360	29,171
Roku, Inc. (a)	422	45,783
Spotify Technology SA (a)	52	30,197
Take-Two Interactive Software, Inc. (a)	20	5,120
TKO Group Holdings, Inc.	172	35,948
Walt Disney Co.	434	49,376
Warner Bros Discovery, Inc. (a)	991	28,561
		420,068
FINANCIAL SERVICES — 1.1%
Affirm Holdings, Inc. (a)	235	17,491
Apollo Global Management, Inc.	36	5,211
Berkshire Hathaway, Inc. Class B (a)	52	26,138
Block, Inc. (a)	188	12,237
Corebridge Financial, Inc.	389	11,736
Corpay, Inc. (a)	139	41,829
Equitable Holdings, Inc.	348	16,582
Euronet Worldwide, Inc. (a)	219	16,668
Fidelity National Information Services, Inc.	675	44,861
Fiserv, Inc. (a)	39	2,620
Global Payments, Inc.	318	24,613
Jack Henry & Associates, Inc.	327	59,671
Mastercard, Inc. Class A	30	17,126
MGIC Investment Corp.	3,430	100,225
PayPal Holdings, Inc.	698	40,749
Shift4 Payments, Inc. Class A (a)(b)	133	8,375
Toast, Inc. Class A (a)	1,454	51,632
Visa, Inc. Class A	49	17,185
Voya Financial, Inc.	204	15,196
Western Union Co. (b)	2,015	18,760

See accompanying notes to financial statements.
14

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
WEX, Inc. (a)	81	$12,067
		560,972
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,176	125,098
Bunge Global SA	703	62,623
Campbell's Co.	671	18,701
Conagra Brands, Inc.	998	17,275
Darling Ingredients, Inc. (a)	908	32,688
Flowers Foods, Inc.	324	3,525
General Mills, Inc.	894	41,571
Hershey Co.	658	119,743
Hormel Foods Corp.	574	13,604
Ingredion, Inc.	483	53,256
J.M. Smucker Co.	115	11,248
Kraft Heinz Co.	1,738	42,146
Lamb Weston Holdings, Inc.	613	25,679
McCormick & Co., Inc.	418	28,470
Mondelez International, Inc. Class A	1,417	76,277
Pilgrim's Pride Corp.	567	22,107
Post Holdings, Inc. (a)	170	16,839
Seaboard Corp.	4	17,779
Smithfield Foods, Inc.	700	15,631
Tyson Foods, Inc. Class A	1,438	84,296
		828,556
GAS UTILITIES — 0.7%
Atmos Energy Corp.	519	87,000
MDU Resources Group, Inc.	742	14,484
National Fuel Gas Co.	1,408	112,724
UGI Corp.	3,313	124,006
		338,214
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a)(b)	241	30,925
CSX Corp.	2,260	81,925
JB Hunt Transport Services, Inc.	495	96,198
Knight-Swift Transportation Holdings, Inc.	506	26,454
Landstar System, Inc.	143	20,549
Lyft, Inc. Class A (a)	5,768	111,726
Norfolk Southern Corp.	226	65,251
Old Dominion Freight Line, Inc.	241	37,789
Ryder System, Inc.	482	92,250
Saia, Inc. (a)	15	4,898
Schneider National, Inc. Class B	274	7,269
Uber Technologies, Inc. (a)	1,089	88,982
U-Haul Holding Co.	81	3,786
Union Pacific Corp.	216	49,965
XPO, Inc. (a)	195	26,503
		744,470
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	511	64,023
Align Technology, Inc. (a)	115	17,957
Becton Dickinson & Co.	151	29,305
Boston Scientific Corp. (a)	187	17,831
Cooper Cos., Inc. (a)	169	13,851
Security Description	Shares	Value
Dentsply Sirona, Inc.	208	$2,377
Dexcom, Inc. (a)	300	19,911
Edwards Lifesciences Corp. (a)	1,308	111,507
Envista Holdings Corp. (a)	354	7,685
GE HealthCare Technologies, Inc.	663	54,379
Globus Medical, Inc. Class A (a)	485	42,345
Hologic, Inc. (a)	779	58,028
IDEXX Laboratories, Inc. (a)	144	97,420
Insulet Corp. (a)	161	45,763
Intuitive Surgical, Inc. (a)	41	23,221
Masimo Corp. (a)	37	4,812
Medtronic PLC	677	65,033
Penumbra, Inc. (a)	130	40,418
ResMed, Inc.	399	96,107
Solventum Corp. (a)	1,311	103,884
STERIS PLC	367	93,042
Stryker Corp.	68	23,900
Teleflex, Inc.	28	3,417
Zimmer Biomet Holdings, Inc.	361	32,461
		1,068,677
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Cardinal Health, Inc.	217	44,593
Cencora, Inc.	397	134,087
Centene Corp. (a)	515	21,192
Chemed Corp.	78	33,373
Cigna Group	839	230,918
CVS Health Corp.	2,532	200,939
DaVita, Inc. (a)	168	19,086
Elevance Health, Inc.	145	50,830
Encompass Health Corp.	698	74,086
HCA Healthcare, Inc.	256	119,516
Henry Schein, Inc. (a)	1,132	85,557
Humana, Inc.	766	196,196
Labcorp Holdings, Inc.	313	78,525
McKesson Corp.	475	389,638
Molina Healthcare, Inc. (a)	47	8,156
Quest Diagnostics, Inc.	315	54,662
Tenet Healthcare Corp. (a)	958	190,374
UnitedHealth Group, Inc.	36	11,884
Universal Health Services, Inc. Class B	845	184,227
		2,127,839
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	407	6,545
Omega Healthcare Investors, Inc. REIT	954	42,300
Ventas, Inc. REIT	102	7,893
Welltower, Inc. REIT	43	7,981
		64,719
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	378	16,738
Veeva Systems, Inc. Class A (a)	230	51,343
		68,081

See accompanying notes to financial statements.
15

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	4,010	$71,097
Park Hotels & Resorts, Inc. REIT (b)	567	5,931
		77,028
HOTELS, RESTAURANTS & LEISURE — 3.2%
Airbnb, Inc. Class A (a)	488	66,231
Aramark	1,442	53,152
Booking Holdings, Inc.	10	53,553
Boyd Gaming Corp.	804	68,533
Caesars Entertainment, Inc. (a)	200	4,678
Carnival Corp. (a)	3,137	95,804
Chipotle Mexican Grill, Inc. (a)	241	8,917
Choice Hotels International, Inc.	41	3,906
Churchill Downs, Inc.	123	13,995
Darden Restaurants, Inc.	422	77,656
Domino's Pizza, Inc.	123	51,269
DoorDash, Inc. Class A (a)	472	106,899
DraftKings, Inc. Class A (a)	176	6,065
Dutch Bros, Inc. Class A (a)	302	18,488
Expedia Group, Inc.	683	193,501
Flutter Entertainment PLC (a)	63	13,548
Hilton Worldwide Holdings, Inc.	173	49,694
Hyatt Hotels Corp. Class A (b)	155	24,850
Las Vegas Sands Corp.	613	39,900
Marriott International, Inc. Class A	138	42,813
McDonald's Corp.	105	32,091
MGM Resorts International (a)(b)	1,594	58,165
Norwegian Cruise Line Holdings Ltd. (a)	705	15,736
Penn Entertainment, Inc. (a)	283	4,174
Planet Fitness, Inc. Class A (a)	237	25,707
Restaurant Brands International, Inc.	644	43,940
Royal Caribbean Cruises Ltd.	252	70,288
Starbucks Corp.	474	39,916
Texas Roadhouse, Inc.	405	67,230
Travel & Leisure Co.	664	46,832
Vail Resorts, Inc. (b)	117	15,538
Viking Holdings Ltd. (a)	54	3,856
Wingstop, Inc. (b)	33	7,870
Wyndham Hotels & Resorts, Inc.	75	5,667
Wynn Resorts Ltd.	523	62,933
Yum! Brands, Inc.	580	87,742
		1,581,137
HOUSEHOLD DURABLES — 1.9%
DR Horton, Inc.	841	121,129
Garmin Ltd.	296	60,044
Lennar Corp. Class A	807	82,960
Lennar Corp. Class B	21	1,997
Mohawk Industries, Inc. (a)	500	54,650
NVR, Inc. (a)	13	94,806
PulteGroup, Inc.	1,848	216,696
SharkNinja, Inc. (a)	262	29,318
Somnigroup International, Inc.	147	13,124
Toll Brothers, Inc.	828	111,962
Security Description	Shares	Value
TopBuild Corp. (a)	368	$153,526
		940,212
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	354	29,683
Clorox Co.	218	21,981
Colgate-Palmolive Co.	921	72,777
Kimberly-Clark Corp.	702	70,825
Procter & Gamble Co.	131	18,774
Reynolds Consumer Products, Inc.	325	7,449
		221,489
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	6,081	87,202
Brookfield Renewable Corp. (b)	1,831	70,201
Clearway Energy, Inc. Class A	429	13,479
Clearway Energy, Inc. Class C	740	24,612
Talen Energy Corp. (a)	319	119,574
Vistra Corp.	471	75,986
		391,054
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	388	62,119
Honeywell International, Inc.	113	22,045
		84,164
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	155	27,612
First Industrial Realty Trust, Inc. REIT	588	33,675
Prologis, Inc. REIT	286	36,511
Rexford Industrial Realty, Inc. REIT	337	13,048
STAG Industrial, Inc. REIT	461	16,946
		127,792
INSURANCE — 4.7%
Aflac, Inc.	715	78,843
Allstate Corp.	685	142,583
American Financial Group, Inc.	252	34,443
American International Group, Inc.	342	29,258
Aon PLC Class A	137	48,345
Arch Capital Group Ltd. (a)	1,877	180,042
Arthur J Gallagher & Co.	38	9,834
Assurant, Inc.	154	37,091
Assured Guaranty Ltd.	139	12,492
Axis Capital Holdings Ltd.	615	65,860
Brighthouse Financial, Inc. (a)	148	9,589
Brown & Brown, Inc.	239	19,048
Chubb Ltd.	243	75,845
Cincinnati Financial Corp.	1,077	175,896
CNA Financial Corp.	42	2,005
Everest Group Ltd.	97	32,917
Fidelity National Financial, Inc.	669	36,521
First American Financial Corp.	153	9,400
Globe Life, Inc.	643	89,930
Hanover Insurance Group, Inc.	245	44,779
Hartford Insurance Group, Inc.	1,106	152,407

See accompanying notes to financial statements.
16

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Kinsale Capital Group, Inc.	101	$39,503
Lincoln National Corp.	657	29,256
Loews Corp.	463	48,759
Markel Group, Inc. (a)	61	131,129
Marsh & McLennan Cos., Inc.	237	43,968
MetLife, Inc.	287	22,656
Old Republic International Corp.	1,566	71,472
Primerica, Inc.	143	36,945
Principal Financial Group, Inc.	371	32,726
Progressive Corp.	474	107,939
Prudential Financial, Inc.	217	24,495
Reinsurance Group of America, Inc.	93	18,922
RenaissanceRe Holdings Ltd.	297	83,504
RLI Corp.	269	17,211
Ryan Specialty Holdings, Inc.	25	1,291
Travelers Cos., Inc.	443	128,497
Unum Group	795	61,612
W.R. Berkley Corp.	1,455	102,025
White Mountains Insurance Group Ltd.	8	16,624
Willis Towers Watson PLC	4	1,314
		2,306,976
INTERACTIVE MEDIA & SERVICES — 0.9%
Alphabet, Inc. Class A	222	69,486
Alphabet, Inc. Class C	182	57,112
IAC, Inc. (a)	222	8,680
Match Group, Inc.	3,480	112,369
Meta Platforms, Inc. Class A	48	31,684
Pinterest, Inc. Class A (a)	5,816	150,576
Reddit, Inc. Class A (a)	44	10,114
ZoomInfo Technologies, Inc. (a)	1,567	15,937
		455,958
IT SERVICES — 2.2%
Accenture PLC Class A	91	24,415
Akamai Technologies, Inc. (a)	810	70,673
Amdocs Ltd.	1,577	126,964
Cloudflare, Inc. Class A (a)	124	24,447
Cognizant Technology Solutions Corp. Class A	2,841	235,803
DXC Technology Co. (a)	564	8,263
EPAM Systems, Inc. (a)	147	30,117
Gartner, Inc. (a)	54	13,623
GoDaddy, Inc. Class A (a)	172	21,342
International Business Machines Corp.	121	35,841
Kyndryl Holdings, Inc. (a)	630	16,733
MongoDB, Inc. (a)	84	35,254
Okta, Inc. (a)	671	58,021
Snowflake, Inc. (a)	247	54,182
Twilio, Inc. Class A (a)	806	114,645
VeriSign, Inc.	927	225,215
		1,095,538
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	188	13,957
Security Description	Shares	Value
Mattel, Inc. (a)	3,635	$72,119
YETI Holdings, Inc. (a)	936	41,343
		127,419
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	548	44,936
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	438	59,599
Avantor, Inc. (a)	572	6,555
Bio-Rad Laboratories, Inc. Class A (a)	18	5,454
Bio-Techne Corp.	268	15,761
Charles River Laboratories International, Inc. (a)	119	23,738
Danaher Corp.	129	29,531
Illumina, Inc. (a)	104	13,641
IQVIA Holdings, Inc. (a)	338	76,189
Medpace Holdings, Inc. (a)	167	93,795
Mettler-Toledo International, Inc. (a)	70	97,593
Qiagen NV (b)	703	31,614
Repligen Corp. (a)	74	12,126
Revvity, Inc.	172	16,641
Sotera Health Co. (a)	585	10,319
Thermo Fisher Scientific, Inc.	40	23,178
Waters Corp. (a)	97	36,843
West Pharmaceutical Services, Inc.	102	28,064
		580,641
MACHINERY — 3.9%
AGCO Corp.	86	8,971
Allison Transmission Holdings, Inc.	337	32,992
Caterpillar, Inc.	95	54,423
CNH Industrial NV	1,786	16,467
Crane Co.	247	45,554
Cummins, Inc.	223	113,830
Deere & Co.	65	30,262
Donaldson Co., Inc.	1,041	92,295
Dover Corp.	387	75,558
Esab Corp.	134	14,970
Flowserve Corp.	653	45,305
Fortive Corp.	923	50,959
Gates Industrial Corp. PLC (a)	1,204	25,850
Graco, Inc.	636	52,133
IDEX Corp.	105	18,684
Illinois Tool Works, Inc.	330	81,279
Ingersoll Rand, Inc.	204	16,161
ITT, Inc.	515	89,358
Lincoln Electric Holdings, Inc.	280	67,099
Middleby Corp. (a)	212	31,518
Mueller Industries, Inc.	1,116	128,117
Nordson Corp.	128	30,775
Oshkosh Corp.	983	123,494
Otis Worldwide Corp.	633	55,293
PACCAR, Inc.	622	68,115
Parker-Hannifin Corp.	86	75,591
Pentair PLC	508	52,903
RBC Bearings, Inc. (a)	48	21,525

See accompanying notes to financial statements.
17

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Snap-on, Inc.	325	$111,995
Stanley Black & Decker, Inc.	441	32,757
Timken Co.	398	33,484
Toro Co.	705	55,498
Westinghouse Air Brake Technologies Corp.	354	75,561
Xylem, Inc.	651	88,653
		1,917,429
MARINE — 0.1%
Kirby Corp. (a)	659	72,609
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	49	10,229
Comcast Corp. Class A	1,827	54,609
DoubleVerify Holdings, Inc. (a)	302	3,455
Fox Corp. Class A	2,193	160,243
Fox Corp. Class B	1,662	107,914
Liberty Broadband Corp. Class C (a)	87	4,228
New York Times Co. Class A	1,158	80,388
News Corp. Class A	1,824	47,643
News Corp. Class B	580	17,185
Nexstar Media Group, Inc.	429	87,108
Omnicom Group, Inc.	615	49,661
		622,663
METALS & MINING — 2.2%
Alcoa Corp.	1,213	64,459
Anglogold Ashanti PLC	526	44,857
Cleveland-Cliffs, Inc. (a)	195	2,590
Freeport-McMoRan, Inc.	2,912	147,900
MP Materials Corp. (a)(b)	223	11,266
Newmont Corp.	1,839	183,624
Nucor Corp.	1,142	186,272
Reliance, Inc.	568	164,078
Royal Gold, Inc.	427	94,918
Southern Copper Corp.	101	14,490
Steel Dynamics, Inc.	1,027	174,025
		1,088,479
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
AGNC Investment Corp. REIT (b)	1,535	16,455
Annaly Capital Management, Inc. REIT	1,861	41,612
Rithm Capital Corp. REIT	1,017	11,086
Starwood Property Trust, Inc. REIT	517	9,311
		78,464
MULTI-UTILITIES — 1.4%
Ameren Corp.	809	80,787
CenterPoint Energy, Inc.	1,801	69,050
CMS Energy Corp.	1,026	71,748
Consolidated Edison, Inc.	987	98,029
Dominion Energy, Inc.	1,256	73,589
DTE Energy Co.	748	96,477
NiSource, Inc.	1,156	48,274
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	429	$34,449
Sempra	533	47,059
WEC Energy Group, Inc.	769	81,099
		700,561
OFFICE REITs — 0.0% *
BXP, Inc. REIT (b)	68	4,589
Highwoods Properties, Inc. REIT	192	4,957
Kilroy Realty Corp. REIT (b)	283	10,576
		20,122
OIL, GAS & CONSUMABLE FUELS — 3.8%
Antero Midstream Corp.	1,776	31,595
Antero Resources Corp. (a)	858	29,567
APA Corp.	2,894	70,787
Cheniere Energy, Inc.	114	22,160
Chevron Corp.	468	71,328
Chord Energy Corp.	156	14,461
Civitas Resources, Inc.	306	8,290
ConocoPhillips	607	56,821
Coterra Energy, Inc.	5,581	146,892
Devon Energy Corp.	4,447	162,894
Diamondback Energy, Inc.	28	4,209
DT Midstream, Inc.	146	17,473
EOG Resources, Inc.	1,645	172,741
EQT Corp.	78	4,181
Exxon Mobil Corp.	242	29,122
HF Sinclair Corp.	1,383	63,729
Kinder Morgan, Inc.	1,063	29,222
Marathon Petroleum Corp.	1,338	217,599
Matador Resources Co.	465	19,735
Occidental Petroleum Corp.	758	31,169
ONEOK, Inc.	104	7,644
Ovintiv, Inc.	1,901	74,500
Permian Resources Corp.	10,347	145,168
Phillips 66 Co.	947	122,201
Range Resources Corp.	1,108	39,068
Targa Resources Corp.	219	40,406
Texas Pacific Land Corp.	46	13,212
Valero Energy Corp.	1,150	187,209
Viper Energy, Inc. Class A	175	6,760
Williams Cos., Inc.	447	26,869
		1,867,012
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	360	29,074
PERSONAL CARE PRODUCTS — 0.1%
elf Beauty, Inc. (a)	28	2,129
Estee Lauder Cos., Inc. Class A	190	19,897
Kenvue, Inc.	1,654	28,531
		50,557
PHARMACEUTICALS — 1.2%
Bristol-Myers Squibb Co.	309	16,667
Corcept Therapeutics, Inc. (a)	625	21,750
Elanco Animal Health, Inc. (a)	2,755	62,346

See accompanying notes to financial statements.
18

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	4	$4,299
Jazz Pharmaceuticals PLC (a)	661	112,370
Johnson & Johnson	130	26,903
Merck & Co., Inc.	547	57,577
Pfizer, Inc.	2,154	53,635
Royalty Pharma PLC Class A	4,160	160,742
Viatris, Inc.	2,637	32,831
Zoetis, Inc.	249	31,329
		580,449
PROFESSIONAL SERVICES — 2.1%
Amentum Holdings, Inc. (a)	2,486	72,094
Automatic Data Processing, Inc.	128	32,926
Booz Allen Hamilton Holding Corp.	277	23,368
Broadridge Financial Solutions, Inc.	371	82,796
CACI International, Inc. Class A (a)	64	34,100
Concentrix Corp. (b)	700	29,106
Dayforce, Inc. (a)	164	11,342
Equifax, Inc.	97	21,047
ExlService Holdings, Inc. (a)	661	28,053
FTI Consulting, Inc. (a)	198	33,824
Genpact Ltd.	1,725	80,696
Jacobs Solutions, Inc.	435	57,620
KBR, Inc.	245	9,849
Leidos Holdings, Inc.	1,491	268,977
Parsons Corp. (a)	321	19,838
Paychex, Inc.	185	20,753
Paycom Software, Inc.	362	57,688
Paylocity Holding Corp. (a)	108	16,470
Science Applications International Corp.	364	36,640
SS&C Technologies Holdings, Inc.	729	63,729
TransUnion	191	16,378
Verisk Analytics, Inc.	144	32,211
		1,049,505
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	431	69,300
CoStar Group, Inc. (a)	82	5,514
Howard Hughes Holdings, Inc. (a)	70	5,584
Jones Lang LaSalle, Inc. (a)	241	81,089
		161,487
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	420	13,482
AvalonBay Communities, Inc. REIT	148	26,834
Camden Property Trust REIT	60	6,605
Equity LifeStyle Properties, Inc. REIT	548	33,214
Equity Residential REIT	554	34,924
Essex Property Trust, Inc. REIT	174	45,532
Invitation Homes, Inc. REIT	503	13,979
Mid-America Apartment Communities, Inc. REIT	178	24,726
Sun Communities, Inc. REIT	77	9,541
Security Description	Shares	Value
UDR, Inc. REIT	53	$1,944
		210,781
RETAIL REITs — 0.4%
Agree Realty Corp. REIT	138	9,940
Brixmor Property Group, Inc. REIT	909	23,834
Federal Realty Investment Trust REIT	122	12,298
Kimco Realty Corp. REIT	470	9,527
NNN REIT, Inc.	818	32,417
Realty Income Corp. REIT	289	16,291
Regency Centers Corp. REIT	251	17,326
Simon Property Group, Inc. REIT	489	90,519
		212,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Micro Devices, Inc. (a)	251	53,754
Amkor Technology, Inc.	1,795	70,867
Analog Devices, Inc.	311	84,343
Applied Materials, Inc.	707	181,692
Astera Labs, Inc. (a)	66	10,980
Cirrus Logic, Inc. (a)	805	95,393
Entegris, Inc.	84	7,077
First Solar, Inc. (a)	448	117,031
GLOBALFOUNDRIES, Inc. (a)	242	8,451
Intel Corp. (a)	82	3,026
KLA Corp.	176	213,854
Lam Research Corp.	1,225	209,695
Lattice Semiconductor Corp. (a)	484	35,613
MACOM Technology Solutions Holdings, Inc. (a)	66	11,304
Marvell Technology, Inc.	108	9,178
Microchip Technology, Inc.	127	8,092
Micron Technology, Inc.	802	228,899
MKS, Inc.	250	39,950
Monolithic Power Systems, Inc.	321	290,942
NVIDIA Corp.	544	101,456
ON Semiconductor Corp. (a)	763	41,316
Onto Innovation, Inc. (a)	173	27,310
Qnity Electronics, Inc. Class W/I	2,437	198,981
Qorvo, Inc. (a)	817	69,045
QUALCOMM, Inc.	1,073	183,537
Skyworks Solutions, Inc.	1,154	73,175
Teradyne, Inc.	931	180,204
Texas Instruments, Inc.	207	35,912
Universal Display Corp.	200	23,356
		2,614,433
SOFTWARE — 3.6%
Adobe, Inc. (a)	185	64,748
Appfolio, Inc. Class A (a)	126	29,314
AppLovin Corp. Class A (a)	150	101,073
Atlassian Corp. Class A (a)	47	7,621
Autodesk, Inc. (a)	215	63,642
Bentley Systems, Inc. Class B (b)	311	11,869
Cadence Design Systems, Inc. (a)	98	30,633

See accompanying notes to financial statements.
19

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
CCC Intelligent Solutions Holdings, Inc. (a)(b)	270	$2,146
Crowdstrike Holdings, Inc. Class A (a)	155	72,658
Datadog, Inc. Class A (a)	277	37,669
Docusign, Inc. (a)	827	56,567
Dolby Laboratories, Inc. Class A	702	45,082
Dropbox, Inc. Class A (a)	2,849	79,202
Dynatrace, Inc. (a)	1,127	48,844
Elastic NV (a)	45	3,395
Fair Isaac Corp. (a)	16	27,050
Fortinet, Inc. (a)	655	52,014
Gen Digital, Inc.	1,628	44,265
Gitlab, Inc. Class A (a)	135	5,067
Guidewire Software, Inc. (a)	230	46,232
HubSpot, Inc. (a)	1	401
Intuit, Inc.	144	95,388
Manhattan Associates, Inc. (a)	94	16,291
Microsoft Corp.	141	68,190
Nutanix, Inc. Class A (a)	488	25,225
Oracle Corp.	4	780
Palantir Technologies, Inc. Class A (a)	213	37,861
Palo Alto Networks, Inc. (a)	292	53,786
Pegasystems, Inc.	405	24,187
Procore Technologies, Inc. (a)	300	21,822
PTC, Inc. (a)	487	84,840
RingCentral, Inc. Class A (a)	531	15,335
Roper Technologies, Inc.	64	28,488
Salesforce, Inc.	99	26,226
Samsara, Inc. Class A (a)	425	15,066
ServiceNow, Inc. (a)	129	19,762
Synopsys, Inc. (a)	126	59,185
Teradata Corp. (a)	1,033	31,445
Tyler Technologies, Inc. (a)	80	36,316
UiPath, Inc. Class A (a)	2,354	38,582
Unity Software, Inc. (a)	80	3,534
Workday, Inc. Class A (a)	215	46,178
Zoom Communications, Inc. (a)	1,366	117,872
Zscaler, Inc. (a)	239	53,756
		1,749,607
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	140	24,580
CubeSmart REIT	806	29,056
Digital Realty Trust, Inc. REIT	40	6,188
EPR Properties REIT	235	11,727
Equinix, Inc. REIT	9	6,895
Extra Space Storage, Inc. REIT	136	17,710
Gaming & Leisure Properties, Inc. REIT	1,190	53,181
Iron Mountain, Inc. REIT	62	5,143
Lamar Advertising Co. Class A REIT	318	40,253
National Storage Affiliates Trust REIT	106	2,990
Public Storage REIT	251	65,135
Rayonier, Inc. REIT	1,648	35,679
Security Description	Shares	Value
SBA Communications Corp. REIT	303	$58,609
VICI Properties, Inc. REIT	3,579	100,642
Weyerhaeuser Co. REIT	473	11,205
		468,993
SPECIALTY RETAIL — 2.9%
AutoNation, Inc. (a)	65	13,421
AutoZone, Inc. (a)	15	50,872
Best Buy Co., Inc.	1,739	116,391
Burlington Stores, Inc. (a)	228	65,858
Carvana Co. (a)	96	40,514
Chewy, Inc. Class A (a)	1,557	51,459
Dick's Sporting Goods, Inc.	495	97,995
Five Below, Inc. (a)	606	114,146
Floor & Decor Holdings, Inc. Class A (a)	176	10,717
GameStop Corp. Class A (a)	227	4,558
Gap, Inc.	3,536	90,522
Home Depot, Inc.	9	3,097
Lithia Motors, Inc.	63	20,937
Lowe's Cos., Inc.	204	49,197
Murphy USA, Inc.	39	15,737
O'Reilly Automotive, Inc. (a)	854	77,893
Penske Automotive Group, Inc.	89	14,088
Ross Stores, Inc.	770	138,708
TJX Cos., Inc.	571	87,711
Tractor Supply Co.	1,545	77,265
Ulta Beauty, Inc. (a)	324	196,023
Valvoline, Inc. (a)	300	8,718
Wayfair, Inc. Class A (a)	46	4,619
Williams-Sonoma, Inc.	557	99,475
		1,449,921
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	315	85,636
Dell Technologies, Inc. Class C	1,217	153,196
Hewlett Packard Enterprise Co.	7,460	179,189
HP, Inc.	1,804	40,193
NetApp, Inc.	1,267	135,683
Pure Storage, Inc. Class A (a)	1,424	95,423
Sandisk Corp. (a)	42	9,970
Super Micro Computer, Inc. (a)	8,052	235,682
Western Digital Corp.	2,167	373,309
		1,308,281
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Amer Sports, Inc. (a)	24	897
Columbia Sportswear Co.	77	4,242
Crocs, Inc. (a)	367	31,386
Deckers Outdoor Corp. (a)	75	7,775
Lululemon Athletica, Inc. (a)	57	11,845
NIKE, Inc. Class B	441	28,096
On Holding AG Class A (a)	288	13,386
PVH Corp.	189	12,667
Ralph Lauren Corp.	430	152,052
Tapestry, Inc.	769	98,255

See accompanying notes to financial statements.
20

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
VF Corp.	638	$11,535
		372,136
TOBACCO — 0.6%
Altria Group, Inc.	3,771	217,436
Philip Morris International, Inc.	379	60,791
		278,227
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	812	52,155
Applied Industrial Technologies, Inc.	232	59,571
Core & Main, Inc. Class A (a)	476	24,738
Fastenal Co.	2,015	80,862
Ferguson Enterprises, Inc.	564	125,563
FTAI Aviation Ltd.	50	9,842
MSC Industrial Direct Co., Inc. Class A	615	51,721
QXO, Inc. (a)(b)	1,159	22,357
SiteOne Landscape Supply, Inc. (a)	177	22,047
United Rentals, Inc.	133	107,640
Watsco, Inc.	45	15,163
WESCO International, Inc.	494	120,852
WW Grainger, Inc.	71	71,643
		764,154
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	478	62,379
Essential Utilities, Inc.	1,202	46,109
		108,488
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	1,498	83,049
T-Mobile U.S., Inc.	70	14,213
		97,262
TOTAL COMMON STOCKS (Cost $45,256,556)		49,040,641
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	51,703	51,703
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c)(g)	342,150	$342,150
TOTAL SHORT-TERM INVESTMENTS (Cost $393,853)		393,853
TOTAL INVESTMENTS — 100.6% (Cost $45,650,409)		49,434,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(274,476)
NET ASSETS — 100.0%		$49,160,018
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Futures (long)	3	03/20/2026	$104,374	$103,387	$(987)

During the period ended December 31, 2025, the average notional value related to futures contracts was $169,246.
See accompanying notes to financial statements.
21

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$49,040,641	$—	$0(a)	$49,040,641
Short-Term Investments	393,853	—	—	393,853
TOTAL INVESTMENTS	$49,434,494	$—	$0	$49,434,494
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(987)	$—	$—	$(987)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(987)	$—	$—	$(987)
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	258	$27,436	$3,820	$27,408	$10,653	$(4,696)	76	$9,805	$413
State Street Institutional U.S. Government Money Market Fund, Class G Shares	287,889	287,889	1,270,477	1,506,663	—	—	51,703	51,703	3,513
State Street Navigator Securities Lending Portfolio II	254,914	254,914	7,015,929	6,928,693	—	—	342,150	342,150	1,174
Total		$570,239	$8,290,226	$8,462,764	$10,653	$(4,696)		$403,658	$5,100
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.4%
Hexcel Corp.	9,607	$709,958
Huntington Ingalls Industries, Inc.	7,017	2,386,271
		3,096,229
AIR FREIGHT & LOGISTICS — 4.5%
CH Robinson Worldwide, Inc.	32,544	5,231,773
Expeditors International of Washington, Inc.	19,209	2,862,333
FedEx Corp.	31,222	9,018,787
United Parcel Service, Inc. Class B	191,020	18,947,274
		36,060,167
AIRLINES — 0.3%
Southwest Airlines Co.	62,294	2,574,611
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	54,784	2,468,567
Gentex Corp.	62,696	1,458,936
Lear Corp.	14,852	1,702,039
		5,629,542
AUTOMOBILES — 1.7%
Ford Motor Co.	888,122	11,652,161
Harley-Davidson, Inc. (a)	30,811	631,317
Thor Industries, Inc.	14,182	1,456,066
		13,739,544
BANKS — 3.0%
Bank OZK	29,308	1,348,754
BOK Financial Corp.	2,992	354,432
Citizens Financial Group, Inc.	44,313	2,588,323
Columbia Banking System, Inc.	58,181	1,626,159
Comerica, Inc.	22,655	1,969,399
Cullen/Frost Bankers, Inc.	6,982	884,131
East West Bancorp, Inc.	15,008	1,686,749
Fifth Third Bancorp	57,166	2,675,941
First Hawaiian, Inc.	23,799	602,115
First Horizon Corp.	55,909	1,336,225
FNB Corp.	62,621	1,070,819
Popular, Inc.	6,839	851,592
Prosperity Bancshares, Inc.	10,788	745,559
Regions Financial Corp.	107,690	2,918,399
Synovus Financial Corp.	17,225	862,111
Webster Financial Corp.	24,095	1,516,539
Zions Bancorp NA	26,495	1,551,017
		24,588,264
BEVERAGES — 0.5%
Brown-Forman Corp. Class A (a)	6,207	163,306
Brown-Forman Corp. Class B (a)	21,723	566,101
Constellation Brands, Inc. Class A	10,545	1,454,788
Molson Coors Beverage Co. Class B	46,648	2,177,529
		4,361,724
BROADLINE RETAIL — 0.7%
eBay, Inc.	41,253	3,593,136
Security Description	Shares	Value
Macy's, Inc.	76,403	$1,684,686
		5,277,822
BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	32,147	2,149,991
Allegion PLC	7,825	1,245,897
Fortune Brands Innovations, Inc.	33,454	1,673,369
Masco Corp.	58,590	3,718,122
Owens Corning	13,629	1,525,221
		10,312,600
CAPITAL MARKETS — 2.8%
Carlyle Group, Inc.	29,634	1,751,666
Evercore, Inc. Class A	7,492	2,549,153
Franklin Resources, Inc.	49,453	1,181,432
Hamilton Lane, Inc. Class A	4,807	645,628
Houlihan Lokey, Inc.	6,610	1,151,396
Invesco Ltd.	100,986	2,652,902
Janus Henderson Group PLC	34,775	1,654,247
Lazard, Inc.	30,626	1,487,199
MarketAxess Holdings, Inc.	4,580	830,125
SEI Investments Co.	10,226	838,736
T. Rowe Price Group, Inc.	60,600	6,204,228
Virtu Financial, Inc. Class A	9,427	314,108
XP, Inc. Class A	81,847	1,339,835
		22,600,655
CHEMICALS — 3.4%
Ashland, Inc.	13,041	765,115
Celanese Corp.	31,059	1,313,175
CF Industries Holdings, Inc.	46,000	3,557,640
Dow, Inc.	196,075	4,584,234
DuPont de Nemours, Inc.	36,317	1,459,943
Eastman Chemical Co.	31,699	2,023,347
Element Solutions, Inc.	32,085	801,804
FMC Corp.	34,151	473,674
Huntsman Corp.	44,365	443,650
LyondellBasell Industries NV Class A	71,165	3,081,445
Mosaic Co.	56,014	1,349,377
NewMarket Corp.	541	371,808
Olin Corp.	31,805	662,498
PPG Industries, Inc.	27,051	2,771,645
RPM International, Inc.	21,610	2,247,440
Scotts Miracle-Gro Co.	12,236	713,971
Westlake Corp.	9,272	685,572
		27,306,338
COMMERCIAL SERVICES & SUPPLIES — 0.1%
MSA Safety, Inc.	3,515	562,892
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	35,590	1,611,871
OneMain Holdings, Inc.	32,880	2,221,044
Synchrony Financial	101,232	8,445,786
		12,278,701
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
Albertsons Cos., Inc. Class A	115,222	1,978,362

See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	60,823	$8,075,470
Kroger Co.	43,099	2,692,826
Sysco Corp.	46,957	3,460,261
Target Corp.	126,027	12,319,139
		28,526,058
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	544,077	4,537,602
Avery Dennison Corp.	16,529	3,006,295
Graphic Packaging Holding Co.	63,769	960,361
International Paper Co.	110,563	4,355,077
Packaging Corp. of America	24,458	5,043,973
Sealed Air Corp.	40,124	1,662,337
Silgan Holdings, Inc. (a)	7,365	297,325
Sonoco Products Co.	12,802	558,679
		20,421,649
DISTRIBUTORS — 1.0%
Genuine Parts Co.	35,823	4,404,796
LKQ Corp.	72,166	2,179,413
Pool Corp.	6,392	1,462,170
		8,046,379
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	97,846	789,617
H&R Block, Inc.	36,488	1,590,147
Service Corp. International	11,862	924,880
		3,304,644
DIVERSIFIED REITs — 0.3%
WP Carey, Inc. REIT	38,793	2,496,717
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	25,623	445,328
ELECTRIC UTILITIES — 6.0%
Alliant Energy Corp.	37,313	2,425,718
American Electric Power Co., Inc.	45,003	5,189,296
Edison International	105,574	6,336,552
Entergy Corp.	38,473	3,556,059
Evergy, Inc.	63,781	4,623,485
Eversource Energy	54,158	3,646,458
Exelon Corp.	115,837	5,049,335
FirstEnergy Corp.	89,572	4,010,138
IDACORP, Inc.	12,544	1,587,569
OGE Energy Corp.	55,749	2,380,482
Pinnacle West Capital Corp.	32,899	2,918,141
PPL Corp.	84,958	2,975,229
Xcel Energy, Inc.	51,024	3,768,633
		48,467,095
ELECTRICAL EQUIPMENT — 0.2%
Sensata Technologies Holding PLC	37,805	1,258,528
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Avnet, Inc.	19,437	934,531
Littelfuse, Inc.	2,485	628,506
TD SYNNEX Corp.	13,859	2,082,038
		3,645,075
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 3.0%
Baker Hughes Co.	121,613	$5,538,256
Halliburton Co.	237,435	6,709,913
NOV, Inc.	102,778	1,606,420
SLB Ltd.	265,524	10,190,811
		24,045,400
FINANCIAL SERVICES — 0.8%
Corebridge Financial, Inc.	20,602	621,562
Global Payments, Inc.	26,024	2,014,258
MGIC Investment Corp.	64,469	1,883,784
UWM Holdings Corp.	17,666	77,377
Voya Financial, Inc.	11,556	860,807
Western Union Co. (a)	91,543	852,265
		6,310,053
FOOD PRODUCTS — 5.7%
Archer-Daniels-Midland Co.	124,031	7,130,542
Bunge Global SA	36,823	3,280,193
Campbell's Co.	36,986	1,030,800
Conagra Brands, Inc.	132,132	2,287,205
Flowers Foods, Inc.	52,426	570,395
General Mills, Inc.	151,657	7,052,050
Hershey Co.	38,592	7,022,972
Hormel Foods Corp.	79,698	1,888,842
Ingredion, Inc.	17,587	1,939,143
J.M. Smucker Co.	9,584	937,411
Kraft Heinz Co.	222,112	5,386,216
Lamb Weston Holdings, Inc.	37,507	1,571,168
McCormick & Co., Inc.	21,834	1,487,114
Tyson Foods, Inc. Class A	77,551	4,546,040
		46,130,091
GAS UTILITIES — 0.8%
Atmos Energy Corp.	11,063	1,854,491
MDU Resources Group, Inc. (a)	35,994	702,603
National Fuel Gas Co.	22,259	1,782,055
UGI Corp.	59,384	2,222,743
		6,561,892
GROUND TRANSPORTATION — 0.8%
JB Hunt Transport Services, Inc.	12,754	2,478,613
Knight-Swift Transportation Holdings, Inc.	23,864	1,247,610
Landstar System, Inc.	3,476	499,501
Ryder System, Inc.	11,185	2,140,697
Schneider National, Inc. Class B	13,921	369,324
		6,735,745
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Dentsply Sirona, Inc.	55,613	635,657
Teleflex, Inc.	3,887	474,369
		1,110,026
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Cardinal Health, Inc.	31,532	6,479,826
CVS Health Corp.	106,421	8,445,571

See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Humana, Inc.	26,565	$6,804,093
		21,729,490
HEALTH CARE REITs — 0.7%
Alexandria Real Estate Equities, Inc. REIT	16,599	812,355
Healthpeak Properties, Inc. REIT	64,663	1,039,781
Omega Healthcare Investors, Inc. REIT	79,522	3,526,006
		5,378,142
HOTEL & RESORT REITs — 0.5%
Host Hotels & Resorts, Inc. REIT	190,445	3,376,590
Park Hotels & Resorts, Inc. REIT	54,891	574,160
		3,950,750
HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp.	5,671	483,396
Darden Restaurants, Inc.	23,327	4,292,635
Las Vegas Sands Corp.	42,800	2,785,852
Restaurant Brands International, Inc. (a)	32,760	2,235,215
Texas Roadhouse, Inc.	7,438	1,234,708
Travel & Leisure Co.	17,278	1,218,617
Vail Resorts, Inc.	9,855	1,308,744
Wendy's Co. (a)	44,156	367,820
Wyndham Hotels & Resorts, Inc.	9,581	723,940
		14,650,927
HOUSEHOLD DURABLES — 0.9%
Lennar Corp. Class A	52,367	5,383,328
Lennar Corp. Class B	2,369	225,339
Newell Brands, Inc.	112,483	418,437
Whirlpool Corp.	14,750	1,064,065
		7,091,169
HOUSEHOLD PRODUCTS — 0.8%
Clorox Co.	14,224	1,434,206
Kimberly-Clark Corp.	45,693	4,609,967
Reynolds Consumer Products, Inc. (a)	14,717	337,313
		6,381,486
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	196,986	2,824,779
Clearway Energy, Inc. Class A	9,316	292,709
Clearway Energy, Inc. Class C (a)	22,597	751,576
		3,869,064
INDUSTRIAL REITs — 0.7%
EastGroup Properties, Inc. REIT	7,845	1,397,508
First Industrial Realty Trust, Inc. REIT	33,197	1,901,192
Rexford Industrial Realty, Inc. REIT	27,224	1,054,113
STAG Industrial, Inc. REIT	27,707	1,018,510
		5,371,323
Security Description	Shares	Value
INSURANCE — 3.4%
American Financial Group, Inc.	14,169	$1,936,619
Axis Capital Holdings Ltd.	15,142	1,621,557
Cincinnati Financial Corp.	42,116	6,878,385
CNA Financial Corp.	4,154	198,312
Everest Group Ltd.	7,918	2,686,973
Fidelity National Financial, Inc.	48,701	2,658,588
First American Financial Corp.	16,375	1,006,080
Hanover Insurance Group, Inc.	6,881	1,257,641
Kemper Corp.	11,493	465,926
Lincoln National Corp.	43,789	1,949,924
Old Republic International Corp.	63,414	2,894,215
Principal Financial Group, Inc.	25,173	2,220,510
Unum Group	26,632	2,063,980
		27,838,710
INTERACTIVE MEDIA & SERVICES — 0.2%
Match Group, Inc.	62,660	2,023,291
IT SERVICES — 0.3%
Amdocs Ltd.	30,649	2,467,551
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	18,050	1,340,032
LEISURE PRODUCTS — 0.4%
Hasbro, Inc.	36,505	2,993,410
MACHINERY — 4.6%
CNH Industrial NV	89,223	822,636
Cummins, Inc.	13,659	6,972,236
Donaldson Co., Inc.	28,412	2,519,008
Flowserve Corp.	21,628	1,500,551
Lincoln Electric Holdings, Inc.	6,159	1,475,943
Mueller Industries, Inc.	12,240	1,405,152
Oshkosh Corp.	17,754	2,230,435
PACCAR, Inc.	77,768	8,516,374
Snap-on, Inc.	14,201	4,893,665
Stanley Black & Decker, Inc.	42,709	3,172,424
Timken Co.	17,240	1,450,401
Toro Co.	27,699	2,180,465
		37,139,290
MEDIA — 1.1%
Nexstar Media Group, Inc.	7,800	1,583,790
Omnicom Group, Inc.	88,681	7,160,991
		8,744,781
METALS & MINING — 3.6%
Alcoa Corp.	64,959	3,451,921
Newmont Corp.	99,855	9,970,522
Nucor Corp.	47,712	7,782,304
Reliance, Inc.	12,861	3,715,157
Steel Dynamics, Inc.	22,623	3,833,468
		28,753,372
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.0%
AGNC Investment Corp. REIT	164,018	1,758,273

See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	166,028	$3,712,386
Rithm Capital Corp. REIT	132,490	1,444,141
Starwood Property Trust, Inc. REIT	43,969	791,882
		7,706,682
MULTI-UTILITIES — 3.1%
Ameren Corp.	31,113	3,106,944
CenterPoint Energy, Inc.	47,264	1,812,102
CMS Energy Corp.	46,485	3,250,696
Consolidated Edison, Inc.	36,991	3,673,946
Dominion Energy, Inc.	78,185	4,580,859
DTE Energy Co.	29,703	3,831,093
NiSource, Inc.	42,657	1,781,357
WEC Energy Group, Inc.	30,568	3,223,701
		25,260,698
OFFICE REITs — 0.2%
Highwoods Properties, Inc. REIT	23,171	598,275
Kilroy Realty Corp. REIT	32,255	1,205,370
		1,803,645
OIL, GAS & CONSUMABLE FUELS — 6.9%
Antero Midstream Corp.	72,665	1,292,711
APA Corp.	98,593	2,411,585
Chord Energy Corp.	16,366	1,517,128
Civitas Resources, Inc.	25,557	692,339
Coterra Energy, Inc.	208,976	5,500,248
Devon Energy Corp.	172,236	6,309,005
EOG Resources, Inc.	111,525	11,711,240
HF Sinclair Corp.	44,436	2,047,611
Marathon Petroleum Corp.	26,140	4,251,148
Matador Resources Co.	32,355	1,373,146
Ovintiv, Inc.	71,738	2,811,412
Permian Resources Corp.	176,835	2,480,995
Phillips 66 Co.	43,821	5,654,662
Valero Energy Corp.	42,040	6,843,692
Viper Energy, Inc. Class A	26,410	1,020,218
		55,917,140
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	12,679	1,023,956
PERSONAL CARE PRODUCTS — 0.8%
Estee Lauder Cos., Inc. Class A	64,723	6,777,793
PHARMACEUTICALS — 1.2%
Organon & Co.	73,096	524,098
Perrigo Co. PLC (a)	37,739	525,327
Royalty Pharma PLC Class A	108,115	4,177,564
Viatris, Inc.	329,272	4,099,436
		9,326,425
PROFESSIONAL SERVICES — 0.9%
Booz Allen Hamilton Holding Corp.	34,703	2,927,545
Concentrix Corp. (a)	12,753	530,270
Genpact Ltd.	37,020	1,731,796
ManpowerGroup, Inc.	12,465	370,584
Robert Half, Inc.	27,320	742,011
Security Description	Shares	Value
Science Applications International Corp.	10,992	$1,106,455
		7,408,661
RESIDENTIAL REITs — 1.8%
American Homes 4 Rent Class A REIT	27,668	888,143
AvalonBay Communities, Inc. REIT	14,465	2,622,649
Equity LifeStyle Properties, Inc. REIT	39,176	2,374,457
Equity Residential REIT	50,487	3,182,701
Essex Property Trust, Inc. REIT	12,312	3,221,804
Mid-America Apartment Communities, Inc. REIT	15,796	2,194,222
		14,483,976
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	9,456	681,116
Brixmor Property Group, Inc. REIT	80,743	2,117,081
Federal Realty Investment Trust REIT	16,747	1,688,098
Kimco Realty Corp. REIT	56,329	1,141,789
NNN REIT, Inc.	52,014	2,061,315
Regency Centers Corp. REIT	20,239	1,397,098
Simon Property Group, Inc. REIT	41,803	7,738,153
		16,824,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Amkor Technology, Inc.	31,570	1,246,384
Qnity Electronics, Inc. Class W/I	18,139	1,481,049
Skyworks Solutions, Inc.	42,352	2,685,540
		5,412,973
SOFTWARE — 0.1%
Dolby Laboratories, Inc. Class A	15,799	1,014,612
SPECIALIZED REITs — 2.8%
CubeSmart REIT	62,859	2,266,067
EPR Properties REIT	15,929	794,857
Gaming & Leisure Properties, Inc. REIT	73,304	3,275,956
Lamar Advertising Co. Class A REIT	24,214	3,065,008
National Storage Affiliates Trust REIT	19,296	544,340
Public Storage REIT	18,091	4,694,615
Rayonier, Inc. REIT	47,668	1,032,012
VICI Properties, Inc. REIT	255,777	7,192,449
		22,865,304
SPECIALTY RETAIL — 2.1%
Bath & Body Works, Inc.	59,333	1,191,407
Best Buy Co., Inc.	53,563	3,584,972
Dick's Sporting Goods, Inc.	15,014	2,972,321
Gap, Inc.	64,052	1,639,731
Penske Automotive Group, Inc.	5,133	812,502
Tractor Supply Co.	74,172	3,709,342
Williams-Sonoma, Inc.	17,629	3,148,363
		17,058,638

See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Hewlett Packard Enterprise Co.	363,066	$8,720,845
HP, Inc.	261,215	5,819,870
NetApp, Inc.	56,265	6,025,419
		20,566,134
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Columbia Sportswear Co.	7,048	388,274
NIKE, Inc. Class B	144,347	9,196,348
Ralph Lauren Corp.	4,963	1,754,967
Tapestry, Inc.	21,586	2,758,043
VF Corp.	97,740	1,767,139
		15,864,771
TOBACCO — 1.4%
Altria Group, Inc.	194,202	11,197,687
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	12,868	826,512
MSC Industrial Direct Co., Inc. Class A	12,150	1,021,815
Watsco, Inc.	6,529	2,199,946
		4,048,273
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	56,450	2,165,422
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	28,270	1,567,289
TOTAL COMMON STOCKS (Cost $776,731,324)		803,911,286
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c)	1,000,150	$1,000,150
State Street Navigator Securities Lending Portfolio II (d)(e)	7,344,046	7,344,046
TOTAL SHORT-TERM INVESTMENTS (Cost $8,344,196)		8,344,196
TOTAL INVESTMENTS — 100.6% (Cost $785,075,520)		812,255,482
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(5,076,712)
NET ASSETS — 100.0%		$807,178,770
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	03/20/2026	$2,777,441	$2,757,000	$(20,441)

During the period ended December 31, 2025, the average notional value related to futures contracts was $2,655,171.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$803,911,286	$—	$—	$803,911,286
Short-Term Investments	8,344,196	—	—	8,344,196
TOTAL INVESTMENTS	$812,255,482	$—	$—	$812,255,482
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(20,441)	$—	$—	$(20,441)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(20,441)	$—	$—	$(20,441)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	354,937	$354,937	$32,534,722	$31,889,509	$—	$—	1,000,150	$1,000,150	$39,655
State Street Navigator Securities Lending Portfolio II	2,849,891	2,849,891	62,968,310	58,474,155	—	—	7,344,046	7,344,046	12,150
Total		$3,204,828	$95,503,032	$90,363,664	$—	$—		$8,344,196	$51,805
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 6.8%
AeroVironment, Inc. (a)(b)	47,762	$11,553,150
ATI, Inc. (a)	203,037	23,300,526
BWX Technologies, Inc.	137,149	23,704,833
Carpenter Technology Corp.	74,496	23,454,321
Curtiss-Wright Corp.	55,112	30,381,592
Hexcel Corp. (b)	119,491	8,830,385
Kratos Defense & Security Solutions, Inc. (a)	252,327	19,154,143
Woodward, Inc.	89,662	27,106,616
		167,485,566
AUTO COMPONENTS — 0.4%
Autoliv, Inc.	65,000	7,715,500
Gentex Corp.	131,951	3,070,500
		10,786,000
BANKS — 1.1%
Cullen/Frost Bankers, Inc.	48,002	6,078,493
East West Bancorp, Inc.	105,324	11,837,365
First Financial Bankshares, Inc.	82,425	2,462,035
International Bancshares Corp.	38,296	2,544,386
Texas Capital Bancshares, Inc. (a)	33,700	3,051,198
		25,973,477
BEVERAGES — 1.0%
Celsius Holdings, Inc. (a)	238,646	10,915,668
Coca-Cola Consolidated, Inc.	84,463	12,948,178
		23,863,846
BIOTECHNOLOGY — 4.3%
BioMarin Pharmaceutical, Inc. (a)	164,400	9,770,292
Cytokinetics, Inc. (a)	99,069	6,294,844
Exelixis, Inc. (a)	400,597	17,558,167
Halozyme Therapeutics, Inc. (a)	176,571	11,883,228
Neurocrine Biosciences, Inc. (a)	149,494	21,202,734
Roivant Sciences Ltd. (a)	381,547	8,279,570
United Therapeutics Corp. (a)	64,358	31,358,436
		106,347,271
BROADLINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	92,048	10,089,381
BUILDING PRODUCTS — 1.4%
AAON, Inc. (b)	101,573	7,744,942
Advanced Drainage Systems, Inc.	59,778	8,657,648
Carlisle Cos., Inc.	26,726	8,548,578
Fortune Brands Innovations, Inc.	102,000	5,102,040
Simpson Manufacturing Co., Inc. (b)	30,393	4,907,558
		34,960,766
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	42,051	12,122,462
Security Description	Shares	Value
Carlyle Group, Inc.	151,036	$8,927,738
Evercore, Inc. Class A	36,006	12,251,042
Federated Hermes, Inc.	110,435	5,750,351
Hamilton Lane, Inc. Class A	32,817	4,407,651
Houlihan Lokey, Inc.	43,359	7,552,704
Morningstar, Inc.	17,423	3,786,192
SEI Investments Co.	82,072	6,731,545
Stifel Financial Corp.	84,072	10,527,496
		72,057,181
CHEMICALS — 0.7%
NewMarket Corp.	11,644	8,002,455
RPM International, Inc.	78,922	8,207,888
		16,210,343
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brink's Co.	44,039	5,140,672
Clean Harbors, Inc. (a)	38,202	8,957,605
MSA Safety, Inc.	32,925	5,272,610
RB Global, Inc. (b)	277,637	28,560,518
Tetra Tech, Inc.	390,422	13,094,754
		61,026,159
COMMUNICATIONS EQUIPMENT — 3.6%
Ciena Corp. (a)	210,994	49,345,167
Lumentum Holdings, Inc. (a)(b)	105,972	39,060,219
		88,405,386
CONSTRUCTION & ENGINEERING — 3.5%
AECOM	87,438	8,335,465
API Group Corp. (a)	553,236	21,166,809
Dycom Industries, Inc. (a)	43,480	14,691,892
MasTec, Inc. (a)	91,639	19,919,569
Sterling Infrastructure, Inc. (a)	46,116	14,122,103
Valmont Industries, Inc.	17,741	7,137,559
		85,373,397
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	24,555	5,075,028
Knife River Corp. (a)	34,172	2,404,000
		7,479,028
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc.	58,270	9,287,073
SLM Corp. (b)	166,726	4,511,605
		13,798,678
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Casey's General Stores, Inc.	55,570	30,714,095
Sprouts Farmers Market, Inc. (a)	57,948	4,616,717
		35,330,812
DIVERSIFIED CONSUMER SERVICES — 1.2%
Duolingo, Inc. (a)	41,174	7,226,037
Graham Holdings Co. Class B	2,460	2,702,556
Grand Canyon Education, Inc. (a)	41,426	6,889,558
H&R Block, Inc.	97,838	4,263,780

See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Service Corp. International	110,855	$8,643,365
		29,725,296
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	173,400	11,160,024
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a)	176,600	6,723,162
ELECTRIC UTILITIES — 0.4%
IDACORP, Inc. (b)	42,015	5,317,418
TXNM Energy, Inc.	60,500	3,562,240
		8,879,658
ELECTRICAL EQUIPMENT — 2.3%
Acuity, Inc.	31,037	11,174,561
EnerSys	55,400	8,129,950
Nextpower, Inc. Class A (a)	144,800	12,613,528
nVent Electric PLC	241,169	24,592,003
		56,510,042
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Belden, Inc.	27,197	3,169,810
Cognex Corp.	124,712	4,487,138
Coherent Corp. (a)	235,010	43,375,796
Crane NXT Co. (b)	31,999	1,506,193
Fabrinet (a)(b)	53,559	24,384,341
Flex Ltd. (a)	552,900	33,406,218
Littelfuse, Inc.	15,560	3,935,435
Novanta, Inc. (a)(b)	25,344	3,015,683
Vontier Corp.	94,842	3,526,226
		120,806,840
ENERGY EQUIPMENT & SERVICES — 1.4%
TechnipFMC PLC	604,666	26,943,917
Valaris Ltd. (a)(b)	96,672	4,872,269
Weatherford International PLC	44,793	3,505,500
		35,321,686
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	114,852	3,522,511
FINANCIAL SERVICES — 1.1%
Equitable Holdings, Inc.	205,230	9,779,209
Essent Group Ltd.	60,600	3,939,606
MGIC Investment Corp.	170,471	4,981,163
Shift4 Payments, Inc. Class A (a)(b)	65,587	4,130,013
WEX, Inc. (a)(b)	30,154	4,492,343
		27,322,334
FOOD PRODUCTS — 0.1%
Marzetti Co.	15,295	2,514,804
GAS UTILITIES — 0.4%
National Fuel Gas Co.	84,100	6,733,046
Spire, Inc.	38,200	3,159,140
		9,892,186
Security Description	Shares	Value
GROUND TRANSPORTATION — 1.1%
Avis Budget Group, Inc. (a)(b)	17,800	$2,284,096
XPO, Inc. (a)	175,412	23,840,245
		26,124,341
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Globus Medical, Inc. Class A (a)	167,283	14,605,479
Haemonetics Corp. (a)	42,262	3,387,299
Lantheus Holdings, Inc. (a)(b)	68,077	4,530,524
LivaNova PLC (a)	81,576	5,019,371
Masimo Corp. (a)	38,785	5,044,377
Penumbra, Inc. (a)	58,528	18,196,941
		50,783,991
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Chemed Corp.	10,332	4,420,650
Encompass Health Corp.	150,301	15,952,948
Ensign Group, Inc.	85,924	14,967,961
HealthEquity, Inc. (a)	129,325	11,847,463
Hims & Hers Health, Inc. (a)(b)	310,972	10,097,261
Option Care Health, Inc. (a)	238,300	7,592,238
Tenet Healthcare Corp. (a)	131,845	26,200,238
		91,078,759
HEALTH CARE REITs — 0.7%
Omega Healthcare Investors, Inc. REIT	238,253	10,564,138
Sabra Health Care REIT, Inc.	374,300	7,089,242
		17,653,380
HEALTH CARE TECHNOLOGY — 0.4%
Doximity, Inc. Class A (a)	206,201	9,130,580
HOTELS, RESTAURANTS & LEISURE — 3.7%
Boyd Gaming Corp.	86,781	7,397,212
Cava Group, Inc. (a)(b)	62,223	3,651,868
Choice Hotels International, Inc. (b)	18,413	1,754,022
Churchill Downs, Inc.	98,884	11,251,022
Hilton Grand Vacations, Inc. (a)(b)	89,013	3,983,332
Hyatt Hotels Corp. Class A (b)	43,129	6,914,441
Planet Fitness, Inc. Class A (a)	123,890	13,438,348
Texas Roadhouse, Inc.	99,289	16,481,974
Travel & Leisure Co.	95,869	6,761,641
Vail Resorts, Inc. (b)	26,491	3,518,005
Wingstop, Inc. (b)	41,717	9,949,087
Wyndham Hotels & Resorts, Inc.	59,578	4,501,714
		89,602,666
HOUSEHOLD DURABLES — 1.9%
Somnigroup International, Inc.	314,800	28,105,344
TopBuild Corp. (a)(b)	41,691	17,393,068
		45,498,412
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Ormat Technologies, Inc.	91,220	10,077,073

See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Talen Energy Corp. (a)	68,520	$25,684,037
		35,761,110
INDUSTRIAL REITs — 1.1%
EastGroup Properties, Inc. REIT	49,320	8,785,865
First Industrial Realty Trust, Inc. REIT	197,669	11,320,503
STAG Industrial, Inc. REIT	171,000	6,285,960
		26,392,328
INSURANCE — 2.2%
American Financial Group, Inc.	41,544	5,678,234
Hanover Insurance Group, Inc.	23,000	4,203,710
Kinsale Capital Group, Inc. (b)	33,176	12,975,797
Old Republic International Corp.	177,700	8,110,228
Primerica, Inc.	27,771	7,174,916
RenaissanceRe Holdings Ltd.	35,745	10,050,064
Ryan Specialty Holdings, Inc. (b)	111,776	5,770,995
		53,963,944
INTERACTIVE MEDIA & SERVICES — 0.7%
Pinterest, Inc. Class A (a)	605,300	15,671,217
ZoomInfo Technologies, Inc. (a)	239,600	2,436,732
		18,107,949
IT SERVICES — 2.2%
Okta, Inc. (a)	251,810	21,774,011
Twilio, Inc. Class A (a)	227,439	32,350,923
		54,124,934
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Mattel, Inc. (a)	184,800	3,666,432
YETI Holdings, Inc. (a)	69,184	3,055,857
		6,722,289
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Bio-Rad Laboratories, Inc. Class A (a)	15,000	4,544,850
Bruker Corp.	87,434	4,119,016
Illumina, Inc. (a)	123,273	16,168,487
Medpace Holdings, Inc. (a)	33,353	18,732,712
Repligen Corp. (a)	43,671	7,155,930
Sotera Health Co. (a)	309,898	5,466,601
		56,187,596
MACHINERY — 6.6%
Chart Industries, Inc. (a)	66,035	13,618,398
Crane Co.	37,223	6,865,038
Donaldson Co., Inc.	115,818	10,268,424
Esab Corp.	37,304	4,167,603
Flowserve Corp.	189,862	13,172,626
Graco, Inc.	126,181	10,343,057
ITT, Inc.	127,584	22,137,100
Lincoln Electric Holdings, Inc.	55,908	13,397,793
Mueller Industries, Inc.	119,403	13,707,464
Oshkosh Corp.	43,500	5,464,905
RBC Bearings, Inc. (a)	47,217	21,173,519
SPX Technologies, Inc. (a)	74,800	14,964,488
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	40,902	$11,289,770
		160,570,185
MARINE — 0.2%
Kirby Corp. (a)	37,197	4,098,366
MEDIA — 1.8%
EchoStar Corp. Class A (a)(b)	202,132	21,971,749
New York Times Co. Class A	241,439	16,760,695
Nexstar Media Group, Inc.	23,300	4,731,065
		43,463,509
METALS & MINING — 2.1%
Hecla Mining Co.	1,001,400	19,216,866
MP Materials Corp. (a)(b)	119,235	6,023,752
Royal Gold, Inc.	121,140	26,928,211
		52,168,829
MULTI-UTILITIES — 0.1%
Northwestern Energy Group, Inc.	40,700	2,626,778
OFFICE REITs — 0.1%
COPT Defense Properties REIT	71,495	1,987,561
OIL, GAS & CONSUMABLE FUELS — 0.9%
Antero Midstream Corp.	497,454	8,849,707
DT Midstream, Inc.	109,362	13,088,444
		21,938,151
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	77,798	2,079,540
elf Beauty, Inc. (a)(b)	59,693	4,539,056
		6,618,596
PHARMACEUTICALS — 1.3%
Elanco Animal Health, Inc. (a)	742,300	16,798,249
Jazz Pharmaceuticals PLC (a)	90,800	15,436,000
		32,234,249
PROFESSIONAL SERVICES — 3.2%
CACI International, Inc. Class A (a)	33,153	17,664,250
ExlService Holdings, Inc. (a)	236,904	10,054,206
Exponent, Inc.	39,075	2,714,150
FTI Consulting, Inc. (a)	18,200	3,109,106
Genpact Ltd.	112,649	5,269,720
Maximus, Inc.	45,200	3,901,664
Parsons Corp. (a)(b)	53,718	3,319,772
Paylocity Holding Corp. (a)	66,127	10,084,368
TransUnion	150,854	12,935,730
UL Solutions, Inc. Class A (b)	112,300	8,855,978
		77,908,944
RESIDENTIAL REITs — 0.4%
Equity LifeStyle Properties, Inc. REIT	147,497	8,939,793
RETAIL REITs — 0.6%
Agree Realty Corp. REIT	77,141	5,556,466
Brixmor Property Group, Inc. REIT	210,422	5,517,265

See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
NNN REIT, Inc.	122,000	$4,834,860
		15,908,591
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Allegro MicroSystems, Inc. (a)	117,705	3,105,058
Amkor Technology, Inc.	82,200	3,245,256
Cirrus Logic, Inc. (a)	43,656	5,173,236
Entegris, Inc. (b)	91,051	7,671,047
Lattice Semiconductor Corp. (a)(b)	120,406	8,859,474
MACOM Technology Solutions Holdings, Inc. (a)	95,644	16,381,904
MKS, Inc.	71,236	11,383,513
Onto Innovation, Inc. (a)	34,996	5,524,469
Rambus, Inc. (a)	160,787	14,774,717
Silicon Laboratories, Inc. (a)	26,200	3,424,340
Universal Display Corp.	28,953	3,381,131
		82,924,145
SOFTWARE — 5.6%
Appfolio, Inc. Class A (a)	34,409	8,005,254
Bentley Systems, Inc. Class B (b)	140,200	5,350,733
Bill Holdings, Inc. (a)	64,900	3,539,646
Blackbaud, Inc. (a)	27,585	1,746,682
Commvault Systems, Inc. (a)	40,225	5,042,606
Docusign, Inc. (a)	178,131	12,184,160
Dolby Laboratories, Inc. Class A	41,500	2,665,130
Dropbox, Inc. Class A (a)	261,810	7,278,318
Dynatrace, Inc. (a)	450,509	19,525,060
Guidewire Software, Inc. (a)	127,049	25,538,119
Manhattan Associates, Inc. (a)	55,202	9,567,059
Nutanix, Inc. Class A (a)	242,648	12,542,475
Pegasystems, Inc. (b)	136,700	8,163,724
Qualys, Inc. (a)	53,683	7,134,471
UiPath, Inc. Class A (a)	479,700	7,862,283
		136,145,720
SPECIALIZED REITs — 1.1%
CubeSmart REIT	153,327	5,527,438
EPR Properties REIT	59,600	2,974,040
Gaming & Leisure Properties, Inc. REIT	190,013	8,491,681
Lamar Advertising Co. Class A REIT (b)	78,260	9,906,151
National Storage Affiliates Trust REIT	44,781	1,263,272
		28,162,582
SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. Class A (a)	29,054	3,657,027
Burlington Stores, Inc. (a)	56,732	16,387,038
Chewy, Inc. Class A (a)	224,872	7,432,020
Dick's Sporting Goods, Inc. (b)	39,664	7,852,282
Security Description	Shares	Value
Five Below, Inc. (a)	82,800	$15,596,208
Valvoline, Inc. (a)	190,009	5,521,661
		56,446,236
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Pure Storage, Inc. Class A (a)	468,308	31,381,319
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	86,100	2,100,840
Crocs, Inc. (a)(b)	32,845	2,808,904
		4,909,744
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	31,145	7,997,102
Core & Main, Inc. Class A (a)	125,902	6,543,127
GATX Corp.	30,976	5,253,529
MSC Industrial Direct Co., Inc. Class A	28,900	2,430,490
		22,224,248
TOTAL COMMON STOCKS (Cost $2,130,209,767)		2,443,355,659
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	1,571,520	1,571,520
State Street Navigator Securities Lending Portfolio II (e)(f)	54,557,518	54,557,518
TOTAL SHORT-TERM INVESTMENTS (Cost $56,129,038)		56,129,038
TOTAL INVESTMENTS — 102.2% (Cost $2,186,338,805)		2,499,484,697
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(53,969,533)
NET ASSETS — 100.0%		$2,445,515,164
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
32

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,443,355,659	$—	$—	$2,443,355,659
Short-Term Investments	56,129,038	—	—	56,129,038
TOTAL INVESTMENTS	$2,499,484,697	$—	$—	$2,499,484,697

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,281,264	$1,281,264	$21,796,446	$21,506,190	$—	$—	1,571,520	$1,571,520	$29,637
State Street Navigator Securities Lending Portfolio II	38,650,091	38,650,091	846,912,389	831,004,962	—	—	54,557,518	54,557,518	124,848
Total		$39,931,355	$868,708,835	$852,511,152	$—	$—		$56,129,038	$154,485
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a)	178,250	$9,383,080
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)(b)	180,600	9,084,180
American Airlines Group, Inc. (a)	1,027,097	15,745,397
		24,829,577
AUTO COMPONENTS — 1.7%
Autoliv, Inc. (b)	41,143	4,883,674
BorgWarner, Inc.	332,899	15,000,429
Gentex Corp.	203,498	4,735,398
Goodyear Tire & Rubber Co. (a)(b)	443,338	3,883,641
Lear Corp. (b)	80,755	9,254,523
Visteon Corp. (b)	42,318	4,024,442
		41,782,107
AUTOMOBILES — 0.5%
Harley-Davidson, Inc. (b)	183,041	3,750,510
Thor Industries, Inc. (b)	81,947	8,413,499
		12,164,009
BANKS — 12.3%
Associated Banc-Corp.	253,336	6,525,935
Bank OZK	164,841	7,585,983
Cadence Bank	289,906	12,419,573
Columbia Banking System, Inc.	465,549	13,012,094
Comerica, Inc.	198,763	17,278,468
Commerce Bancshares, Inc.	201,290	10,535,519
Cullen/Frost Bankers, Inc.	49,800	6,306,174
East West Bancorp, Inc.	104,900	11,789,711
First Financial Bankshares, Inc.	117,089	3,497,448
First Horizon Corp.	766,087	18,309,479
Flagstar Bank NA	463,801	5,839,255
FNB Corp.	557,516	9,533,524
Glacier Bancorp, Inc. (b)	200,261	8,821,497
Hancock Whitney Corp.	130,177	8,289,671
Home BancShares, Inc.	284,663	7,907,938
International Bancshares Corp.	44,369	2,947,876
Old National Bancorp	541,241	12,075,087
Pinnacle Financial Partners, Inc.	119,753	11,425,634
Prosperity Bancshares, Inc.	147,889	10,220,609
Southstate Bank Corp.	156,380	14,716,922
Synovus Financial Corp.	216,087	10,815,154
Texas Capital Bancshares, Inc. (a)	36,066	3,265,416
UMB Financial Corp.	111,070	12,777,493
United Bankshares, Inc.	218,141	8,376,614
Valley National Bancorp	746,626	8,720,592
Webster Financial Corp.	250,923	15,793,094
Western Alliance Bancorp	160,600	13,501,642
Wintrust Financial Corp.	104,245	14,575,536
Zions Bancorp NA	229,736	13,448,745
		300,312,683
Security Description	Shares	Value
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	11,953	$2,332,389
BIOTECHNOLOGY — 0.8%
BioMarin Pharmaceutical, Inc. (a)	128,638	7,644,956
Cytokinetics, Inc. (a)	87,128	5,536,113
Roivant Sciences Ltd. (a)	285,100	6,186,670
		19,367,739
BROADLINE RETAIL — 0.4%
Macy's, Inc.	418,034	9,217,650
BUILDING PRODUCTS — 2.3%
Advanced Drainage Systems, Inc.	49,061	7,105,504
Carlisle Cos., Inc.	37,000	11,834,820
Fortune Brands Innovations, Inc.	80,052	4,004,201
Owens Corning	127,899	14,313,177
Simpson Manufacturing Co., Inc. (b)	32,926	5,316,561
Trex Co., Inc. (a)	166,160	5,828,893
UFP Industries, Inc.	90,713	8,259,419
		56,662,575
CAPITAL MARKETS — 3.1%
Carlyle Group, Inc. (b)	246,342	14,561,276
Evercore, Inc. Class A	22,880	7,784,920
Hamilton Lane, Inc. Class A	29,100	3,908,421
Houlihan Lokey, Inc.	39,900	6,950,181
Janus Henderson Group PLC	192,401	9,152,516
Jefferies Financial Group, Inc.	256,748	15,910,673
Morningstar, Inc.	18,900	4,107,159
SEI Investments Co.	59,076	4,845,413
Stifel Financial Corp.	71,371	8,937,077
		76,157,636
CHEMICALS — 2.0%
Ashland, Inc.	70,864	4,157,591
Avient Corp.	141,905	4,433,112
Axalta Coating Systems Ltd. (a)	332,111	10,730,506
Cabot Corp.	82,468	5,465,979
Olin Corp.	176,865	3,684,098
RPM International, Inc.	117,708	12,241,632
Scotts Miracle-Gro Co.	68,912	4,021,015
Westlake Corp. (b)	51,703	3,822,920
		48,556,853
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Brink's Co.	18,701	2,182,968
Clean Harbors, Inc. (a)	38,300	8,980,584
MSA Safety, Inc.	22,790	3,649,590
		14,813,142
CONSTRUCTION & ENGINEERING — 1.1%
AECOM	115,496	11,010,234
Fluor Corp. (a)	250,912	9,943,642
Valmont Industries, Inc.	12,197	4,907,097
		25,860,973

See accompanying notes to financial statements.
34

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	24,500	$5,063,660
Knife River Corp. (a)	52,700	3,707,445
		8,771,105
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	436,138	19,752,690
SLM Corp.	141,600	3,831,696
		23,584,386
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.0%
Albertsons Cos., Inc. Class A	615,656	10,570,814
BJ's Wholesale Club Holdings, Inc. (a)	204,972	18,453,629
Maplebear, Inc. (a)	286,029	12,865,584
Performance Food Group Co. (a)	243,929	21,934,096
Sprouts Farmers Market, Inc. (a)	90,999	7,249,890
U.S. Foods Holding Corp. (a)	346,839	26,123,914
		97,197,927
CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	102,152	12,458,458
Crown Holdings, Inc. (b)	177,389	18,265,745
Graphic Packaging Holding Co. (b)	459,633	6,922,073
Greif, Inc. Class A	40,501	2,741,918
Silgan Holdings, Inc. (b)	135,858	5,484,587
Sonoco Products Co.	152,865	6,671,029
		52,543,810
DIVERSIFIED CONSUMER SERVICES — 0.7%
Duolingo, Inc. (a)	19,200	3,369,600
Graham Holdings Co. Class B	2,736	3,005,770
H&R Block, Inc.	94,000	4,096,520
Service Corp. International	102,601	7,999,800
		18,471,690
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	160,367	10,321,220
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a)	206,582	7,864,577
ELECTRIC UTILITIES — 1.3%
IDACORP, Inc. (b)	40,211	5,089,104
OGE Energy Corp.	313,507	13,386,749
Portland General Electric Co.	175,185	8,407,128
TXNM Energy, Inc.	89,581	5,274,529
		32,157,510
ELECTRICAL EQUIPMENT — 1.4%
Acuity, Inc.	15,080	5,429,403
Nextpower, Inc. Class A (a)	80,506	7,012,878
Regal Rexnord Corp.	103,322	14,498,143
Sensata Technologies Holding PLC	226,858	7,552,103
		34,492,527
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	80,155	$8,831,478
Avnet, Inc.	126,062	6,061,061
Belden, Inc.	32,900	3,834,495
Cognex Corp.	129,858	4,672,291
Crane NXT Co. (b)	43,660	2,055,076
IPG Photonics Corp. (a)	39,196	2,806,433
Littelfuse, Inc.	22,377	5,659,591
Novanta, Inc. (a)(b)	29,419	3,500,567
TD SYNNEX Corp.	117,874	17,708,211
Vontier Corp.	125,923	4,681,817
		59,811,020
ENERGY EQUIPMENT & SERVICES — 0.6%
NOV, Inc. (b)	567,960	8,877,215
Weatherford International PLC	64,431	5,042,370
		13,919,585
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	106,276	3,259,485
FINANCIAL SERVICES — 2.3%
Corebridge Financial, Inc.	416,111	12,554,069
Equitable Holdings, Inc.	231,899	11,049,987
Essent Group Ltd.	86,869	5,647,354
Euronet Worldwide, Inc. (a)(b)	60,633	4,614,778
MGIC Investment Corp.	169,898	4,964,419
Shift4 Payments, Inc. Class A (a)	36,600	2,304,702
Voya Financial, Inc.	148,115	11,033,086
WEX, Inc. (a)(b)	21,822	3,251,042
		55,419,437
FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	246,334	8,868,024
Flowers Foods, Inc.	327,192	3,559,849
Ingredion, Inc.	98,887	10,903,281
Marzetti Co.	15,772	2,593,232
Pilgrim's Pride Corp.	66,300	2,585,037
Post Holdings, Inc. (a)	74,097	7,339,308
		35,848,731
GAS UTILITIES — 1.8%
National Fuel Gas Co.	53,160	4,255,990
New Jersey Resources Corp.	156,480	7,216,858
ONE Gas, Inc.	93,478	7,221,175
Southwest Gas Holdings, Inc.	100,026	8,004,080
Spire, Inc.	52,124	4,310,655
UGI Corp.	334,503	12,520,447
		43,529,205
GROUND TRANSPORTATION — 1.9%
Avis Budget Group, Inc. (a)(b)	7,872	1,010,135
Knight-Swift Transportation Holdings, Inc.	252,670	13,209,588
Landstar System, Inc.	53,530	7,692,261
Ryder System, Inc.	62,888	12,036,134

See accompanying notes to financial statements.
35

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Saia, Inc. (a)	41,480	$13,544,050
		47,492,168
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Dentsply Sirona, Inc. (b)	309,214	3,534,316
Envista Holdings Corp. (a)	254,733	5,530,254
Haemonetics Corp. (a)	28,989	2,323,468
Lantheus Holdings, Inc. (a)	31,900	2,122,945
Masimo Corp. (a)	30,400	3,953,824
		17,464,807
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Chemed Corp.	11,193	4,789,037
HEALTH CARE REITs — 0.8%
Healthcare Realty Trust, Inc. REIT (b)	547,438	9,279,074
Omega Healthcare Investors, Inc. REIT	211,666	9,385,271
		18,664,345
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	309,721	3,239,682
HOTELS, RESTAURANTS & LEISURE — 1.3%
Aramark	408,964	15,074,413
Cava Group, Inc. (a)(b)	89,595	5,258,330
Choice Hotels International, Inc. (b)	13,100	1,247,906
Hyatt Hotels Corp. Class A (b)	20,100	3,222,432
Vail Resorts, Inc. (b)	28,457	3,779,090
Wyndham Hotels & Resorts, Inc.	55,000	4,155,800
		32,737,971
HOUSEHOLD DURABLES — 1.7%
KB Home	100,349	5,660,687
Taylor Morrison Home Corp. (a)	152,177	8,958,660
Toll Brothers, Inc.	149,900	20,269,478
Whirlpool Corp.	87,472	6,310,230
		41,199,055
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	31,353	5,585,223
Rexford Industrial Realty, Inc. REIT (b)	361,473	13,996,235
STAG Industrial, Inc. REIT	112,872	4,149,175
		23,730,633
INSURANCE — 5.9%
American Financial Group, Inc.	64,709	8,844,426
Brighthouse Financial, Inc. (a)	88,560	5,737,802
CNO Financial Group, Inc.	147,729	6,274,051
Fidelity National Financial, Inc.	396,508	21,645,372
First American Financial Corp.	158,608	9,744,876
Hanover Insurance Group, Inc.	31,611	5,777,543
Kemper Corp.	90,673	3,675,883
Old Republic International Corp.	170,166	7,766,376
Primerica, Inc.	20,760	5,363,554
Security Description	Shares	Value
Reinsurance Group of America, Inc.	102,246	$20,802,971
RenaissanceRe Holdings Ltd.	34,500	9,700,020
RLI Corp.	142,999	9,149,076
Ryan Specialty Holdings, Inc. (b)	59,700	3,082,311
Selective Insurance Group, Inc.	94,069	7,870,753
Unum Group	239,554	18,565,435
		144,000,449
INTERACTIVE MEDIA & SERVICES — 0.4%
Pinterest, Inc. Class A (a)	296,900	7,686,741
ZoomInfo Technologies, Inc. (a)	178,458	1,814,918
		9,501,659
IT SERVICES — 0.5%
ASGN, Inc. (a)	66,141	3,186,012
Kyndryl Holdings, Inc. (a)	355,861	9,451,668
		12,637,680
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	101,261	7,517,617
Mattel, Inc. (a)	288,930	5,732,371
Polaris, Inc. (b)	82,763	5,234,760
YETI Holdings, Inc. (a)(b)	49,460	2,184,648
		20,669,396
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Avantor, Inc. (a)(b)	1,061,143	12,160,699
Bio-Rad Laboratories, Inc. Class A (a)(b)	12,684	3,843,125
Bruker Corp. (b)	80,815	3,807,195
Illumina, Inc. (a)	109,360	14,343,657
Repligen Corp. (a)	37,056	6,071,996
		40,226,672
MACHINERY — 4.3%
AGCO Corp.	96,401	10,056,552
CNH Industrial NV	1,377,255	12,698,291
Crane Co.	37,328	6,884,403
Donaldson Co., Inc.	59,206	5,249,204
Esab Corp.	49,500	5,530,140
Graco, Inc.	126,504	10,369,533
Lincoln Electric Holdings, Inc.	27,327	6,548,642
Middleby Corp. (a)(b)	72,169	10,729,365
Mueller Industries, Inc.	48,200	5,533,360
Oshkosh Corp.	52,956	6,652,862
Terex Corp. (b)	101,661	5,426,664
Timken Co.	98,737	8,306,744
Toro Co.	152,363	11,994,016
		105,979,776
MARINE — 0.2%
Kirby Corp. (a)	45,300	4,991,154
MEDIA — 0.2%
Nexstar Media Group, Inc.	19,916	4,043,944
METALS & MINING — 3.0%
Alcoa Corp.	402,873	21,408,671
Cleveland-Cliffs, Inc. (a)(b)	886,732	11,775,801

See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Commercial Metals Co.	172,678	$11,952,771
MP Materials Corp. (a)(b)	85,596	4,324,310
Reliance, Inc.	81,349	23,499,286
		72,960,839
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.4%
Annaly Capital Management, Inc. REIT	1,062,494	23,757,366
Starwood Property Trust, Inc. REIT (b)	541,948	9,760,483
		33,517,849
MULTI-UTILITIES — 0.5%
Black Hills Corp.	117,522	8,158,377
Northwestern Energy Group, Inc.	53,276	3,438,433
		11,596,810
OFFICE REITs — 1.0%
COPT Defense Properties REIT	101,543	2,822,895
Cousins Properties, Inc. REIT	260,241	6,709,013
Kilroy Realty Corp. REIT (b)	169,508	6,334,514
Vornado Realty Trust REIT	251,252	8,361,667
		24,228,089
OIL, GAS & CONSUMABLE FUELS — 5.0%
Antero Resources Corp. (a)	456,051	15,715,517
Chord Energy Corp.	88,566	8,210,068
Civitas Resources, Inc.	118,956	3,222,518
CNX Resources Corp. (a)	209,999	7,721,663
DT Midstream, Inc.	44,100	5,277,888
HF Sinclair Corp.	243,328	11,212,554
Matador Resources Co.	181,945	7,721,746
Murphy Oil Corp. (b)	208,964	6,530,125
Ovintiv, Inc.	394,140	15,446,347
PBF Energy, Inc. Class A	127,433	3,455,983
Permian Resources Corp.	1,080,498	15,159,387
Range Resources Corp.	368,764	13,002,619
Viper Energy, Inc. Class A	262,200	10,128,786
		122,805,201
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	98,700	7,971,012
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	115,150	3,077,960
Coty, Inc. Class A (a)(b)	569,139	1,752,948
elf Beauty, Inc. (a)(b)	30,500	2,319,220
		7,150,128
PROFESSIONAL SERVICES — 2.7%
Booz Allen Hamilton Holding Corp.	188,700	15,918,732
Concentrix Corp. (b)	68,516	2,848,895
Exponent, Inc.	37,073	2,575,091
FTI Consulting, Inc. (a)	28,141	4,807,327
Genpact Ltd.	131,705	6,161,160
KBR, Inc.	197,736	7,948,987
Maximus, Inc.	40,162	3,466,784
Security Description	Shares	Value
Parsons Corp. (a)	27,200	$1,680,960
Science Applications International Corp.	71,679	7,215,208
TransUnion	145,100	12,442,325
		65,065,469
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc. (a)	73,403	24,697,907
RESIDENTIAL REITs — 1.3%
American Homes 4 Rent Class A REIT	507,338	16,285,550
Equity LifeStyle Properties, Inc. REIT	147,903	8,964,401
Independence Realty Trust, Inc. REIT (b)	369,911	6,466,044
		31,715,995
RETAIL REITs — 1.2%
Agree Realty Corp. REIT	98,263	7,077,884
Brixmor Property Group, Inc. REIT	257,467	6,750,785
Kite Realty Group Trust REIT	337,172	8,082,013
NNN REIT, Inc.	168,618	6,682,331
		28,593,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Allegro MicroSystems, Inc. (a)	71,138	1,876,620
Amkor Technology, Inc.	91,617	3,617,039
Cirrus Logic, Inc. (a)	33,973	4,025,801
Entegris, Inc. (b)	141,562	11,926,599
Lattice Semiconductor Corp. (a)(b)	86,942	6,397,192
MKS, Inc.	30,190	4,824,362
Onto Innovation, Inc. (a)	39,742	6,273,672
Silicon Laboratories, Inc. (a)	23,934	3,128,174
Synaptics, Inc. (a)	60,383	4,469,550
Universal Display Corp.	38,321	4,475,126
		51,014,135
SOFTWARE — 1.7%
Bentley Systems, Inc. Class B (b)	85,383	3,258,642
Bill Holdings, Inc. (a)	70,415	3,840,434
Blackbaud, Inc. (a)	28,422	1,799,681
Commvault Systems, Inc. (a)	26,600	3,334,576
Docusign, Inc. (a)	128,400	8,782,560
Dolby Laboratories, Inc. Class A	52,105	3,346,183
Manhattan Associates, Inc. (a)	36,600	6,343,146
Nutanix, Inc. Class A (a)	168,600	8,714,934
UiPath, Inc. Class A (a)	158,100	2,591,259
		42,011,415
SPECIALIZED REITs — 1.6%
CubeSmart REIT	194,373	7,007,147
EPR Properties REIT	56,635	2,826,086
Gaming & Leisure Properties, Inc. REIT	242,316	10,829,102

See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Lamar Advertising Co. Class A REIT (b)	53,868	$6,818,611
National Storage Affiliates Trust REIT	63,600	1,794,156
PotlatchDeltic Corp. REIT	110,129	4,380,932
Rayonier, Inc. REIT	230,091	4,981,470
		38,637,504
SPECIALTY RETAIL — 4.6%
Abercrombie & Fitch Co. Class A (a)	43,000	5,412,410
AutoNation, Inc. (a)	42,560	8,787,789
Bath & Body Works, Inc.	319,509	6,415,741
Burlington Stores, Inc. (a)	37,799	10,918,241
Chewy, Inc. Class A (a)	115,100	3,804,055
Dick's Sporting Goods, Inc. (b)	61,745	12,223,658
Floor & Decor Holdings, Inc. Class A (a)(b)	167,723	10,212,653
GameStop Corp. Class A (a)	641,276	12,876,822
Gap, Inc.	352,393	9,021,261
Lithia Motors, Inc. (b)	37,735	12,540,473
Murphy USA, Inc.	26,520	10,701,350
Penske Automotive Group, Inc.	28,563	4,521,237
RH (a)(b)	23,770	4,258,395
		111,694,085
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings Ltd. (a)	95,964	2,341,522
Columbia Sportswear Co. (b)	39,280	2,163,935
Crocs, Inc. (a)(b)	46,700	3,993,784
PVH Corp.	74,551	4,996,408
VF Corp. (b)	510,972	9,238,374
		22,734,023
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Applied Industrial Technologies, Inc.	26,440	6,788,999
Core & Main, Inc. Class A (a)	166,221	8,638,505
GATX Corp.	23,203	3,935,229
MSC Industrial Direct Co., Inc. Class A (b)	41,133	3,459,285
Security Description	Shares	Value
Watsco, Inc. (b)	54,334	$18,307,841
WESCO International, Inc.	75,659	18,509,218
		59,639,077
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	440,339	16,891,404
TOTAL COMMON STOCKS (Cost $2,482,980,191)		2,442,925,011
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	2,021,242	2,021,242
State Street Navigator Securities Lending Portfolio II (e)(f)	111,129,472	111,129,472
TOTAL SHORT-TERM INVESTMENTS (Cost $113,150,714)		113,150,714
TOTAL INVESTMENTS — 104.5% (Cost $2,596,130,905)		2,556,075,725
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(109,042,759)
NET ASSETS — 100.0%		$2,447,032,966
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,442,925,011	$—	$—	$2,442,925,011
Short-Term Investments	113,150,714	—	—	113,150,714
TOTAL INVESTMENTS	$2,556,075,725	$—	$—	$2,556,075,725
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,234,089	$3,234,089	$56,880,123	$58,092,970	$—	$—	2,021,242	$2,021,242	$45,278
State Street Navigator Securities Lending Portfolio II	91,953,099	91,953,099	674,974,296	655,797,923	—	—	111,129,472	111,129,472	116,315
Total		$95,187,188	$731,854,419	$713,890,893	$—	$—		$113,150,714	$161,593
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
General Electric Co.	30,271	$9,324,376
AIR FREIGHT & LOGISTICS — 0.0% *
CH Robinson Worldwide, Inc.	3,421	549,960
AIRLINES — 0.3%
Delta Air Lines, Inc.	18,658	1,294,865
Southwest Airlines Co.	14,860	614,164
United Airlines Holdings, Inc. (a)	9,261	1,035,565
		2,944,594
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	6,195	471,378
AUTOMOBILES — 0.3%
Ford Motor Co.	111,825	1,467,144
General Motors Co.	26,740	2,174,497
		3,641,641
BANKS — 3.1%
Bank of America Corp.	192,908	10,609,940
Citigroup, Inc.	51,379	5,995,415
Citizens Financial Group, Inc.	12,209	713,128
Fifth Third Bancorp	18,949	887,003
Huntington Bancshares, Inc.	45,162	783,561
KeyCorp	26,619	549,416
M&T Bank Corp.	4,456	897,795
PNC Financial Services Group, Inc.	11,290	2,356,562
Regions Financial Corp.	25,125	680,887
Truist Financial Corp.	36,857	1,813,733
U.S. Bancorp	44,537	2,376,494
Wells Fargo & Co.	90,133	8,400,396
		36,064,330
BEVERAGES — 1.3%
Coca-Cola Co.	111,109	7,767,630
Constellation Brands, Inc. Class A	4,082	563,153
Keurig Dr. Pepper, Inc.	38,907	1,089,785
Molson Coors Beverage Co. Class B	4,848	226,304
PepsiCo, Inc.	39,286	5,638,327
		15,285,199
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	50,740	11,593,582
Amgen, Inc.	15,454	5,058,249
Biogen, Inc. (a)	4,243	746,725
Gilead Sciences, Inc.	35,643	4,374,822
Incyte Corp. (a)	4,731	467,281
Moderna, Inc. (a)	9,951	293,455
Regeneron Pharmaceuticals, Inc.	2,903	2,240,739
		24,774,853
BROADLINE RETAIL — 0.1%
eBay, Inc.	12,945	1,127,510
Security Description	Shares	Value
BUILDING PRODUCTS — 0.6%
Allegion PLC	2,477	$394,388
Carrier Global Corp.	22,715	1,200,261
Johnson Controls International PLC	17,555	2,102,211
Lennox International, Inc.	897	435,565
Masco Corp.	5,897	374,224
Trane Technologies PLC	6,376	2,481,539
		6,988,188
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	2,665	1,306,756
Bank of New York Mellon Corp.	19,999	2,321,684
Blackrock, Inc.	4,138	4,429,067
Cboe Global Markets, Inc.	2,956	741,956
Charles Schwab Corp.	47,930	4,788,686
CME Group, Inc.	10,357	2,828,289
FactSet Research Systems, Inc.	1,057	306,731
Franklin Resources, Inc.	8,791	210,017
Goldman Sachs Group, Inc.	8,592	7,552,368
Intercontinental Exchange, Inc.	16,353	2,648,532
Invesco Ltd.	12,717	334,076
Moody's Corp.	4,404	2,249,783
Morgan Stanley	34,703	6,160,824
MSCI, Inc.	2,150	1,233,519
Nasdaq, Inc.	12,980	1,260,747
Northern Trust Corp.	5,412	739,225
Raymond James Financial, Inc.	5,098	818,688
S&P Global, Inc.	8,890	4,645,825
State Street Corp. (b)	8,062	1,040,079
T. Rowe Price Group, Inc.	6,281	643,049
		46,259,901
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	6,401	1,581,175
Albemarle Corp.	3,405	481,603
CF Industries Holdings, Inc.	4,521	349,654
Dow, Inc.	20,440	477,887
Ecolab, Inc.	7,332	1,924,797
International Flavors & Fragrances, Inc.	7,250	488,577
Linde PLC	13,410	5,717,890
LyondellBasell Industries NV Class A	7,267	314,661
Mosaic Co.	8,906	214,546
PPG Industries, Inc.	6,476	663,531
Sherwin-Williams Co.	6,633	2,149,291
		14,363,612
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	5,812	1,231,737
Veralto Corp.	7,170	715,423
Waste Management, Inc.	10,623	2,333,979
		4,281,139
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	113,095	8,711,708

See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	4,278	$1,805,573
CONSUMER FINANCE — 1.0%
American Express Co.	15,442	5,712,768
Capital One Financial Corp.	18,219	4,415,557
Synchrony Financial	10,322	861,164
		10,989,489
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Costco Wholesale Corp.	12,734	10,981,037
Kroger Co.	17,495	1,093,088
Target Corp.	13,017	1,272,412
Walmart, Inc.	125,872	14,023,399
		27,369,936
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	66,266	552,659
Avery Dennison Corp.	2,199	399,954
Ball Corp.	7,653	405,379
Smurfit WestRock PLC	14,979	579,238
		1,937,230
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	203,542	5,055,983
ELECTRIC UTILITIES — 0.3%
Entergy Corp.	12,835	1,186,339
Eversource Energy	10,632	715,853
Exelon Corp.	28,892	1,259,402
		3,161,594
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	6,573	1,349,502
Eaton Corp. PLC	11,143	3,549,157
Emerson Electric Co.	16,090	2,135,465
Hubbell, Inc.	1,526	677,712
Rockwell Automation, Inc.	3,240	1,260,587
		8,972,423
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	22,441	1,964,934
Jabil, Inc.	3,088	704,126
Keysight Technologies, Inc. (a)	4,979	1,011,683
TE Connectivity PLC	8,422	1,916,089
		5,596,832
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	28,354	1,291,241
Halliburton Co.	24,277	686,068
SLB Ltd.	42,839	1,644,161
		3,621,470
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	6,481	1,324,263
Take-Two Interactive Software, Inc. (a)	5,025	1,286,551
Walt Disney Co.	51,295	5,835,832
Security Description	Shares	Value
Warner Bros Discovery, Inc. (a)	71,171	$2,051,148
		10,497,794
FINANCIAL SERVICES — 3.2%
Apollo Global Management, Inc.	13,294	1,924,439
Fidelity National Information Services, Inc.	14,836	986,001
Fiserv, Inc. (a)	15,399	1,034,351
Global Payments, Inc.	6,830	528,642
Jack Henry & Associates, Inc.	2,099	383,026
Mastercard, Inc. Class A	23,546	13,441,940
PayPal Holdings, Inc.	26,860	1,568,087
Visa, Inc. Class A	48,451	16,992,250
		36,858,736
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	13,813	794,109
Bunge Global SA	3,838	341,889
Campbell's Co.	5,497	153,201
Conagra Brands, Inc.	13,525	234,118
General Mills, Inc.	15,459	718,844
Hershey Co.	4,251	773,597
Hormel Foods Corp.	8,388	198,796
J.M. Smucker Co.	3,056	298,907
Kraft Heinz Co.	24,346	590,391
Lamb Weston Holdings, Inc.	3,898	163,287
McCormick & Co., Inc.	7,121	485,011
Mondelez International, Inc. Class A	37,041	1,993,917
		6,746,067
GROUND TRANSPORTATION — 1.1%
CSX Corp.	53,412	1,936,185
JB Hunt Transport Services, Inc.	2,129	413,750
Norfolk Southern Corp.	6,454	1,863,399
Uber Technologies, Inc. (a)	59,720	4,879,721
Union Pacific Corp.	17,051	3,944,237
		13,037,292
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	49,969	6,260,616
Baxter International, Inc.	14,444	276,025
Becton Dickinson & Co.	8,249	1,600,883
Boston Scientific Corp. (a)	42,583	4,060,289
Edwards Lifesciences Corp. (a)	16,641	1,418,645
GE HealthCare Technologies, Inc.	13,043	1,069,787
Medtronic PLC	36,775	3,532,607
ResMed, Inc.	4,198	1,011,172
Stryker Corp.	9,887	3,474,984
		22,705,008
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	6,870	1,411,785
Cencora, Inc.	5,585	1,886,334
Centene Corp. (a)	13,379	550,546
Cigna Group	7,654	2,106,610
CVS Health Corp.	36,410	2,889,497
DaVita, Inc. (a)	1,026	116,564

See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Elevance Health, Inc.	6,393	$2,241,066
Humana, Inc.	3,460	886,210
Quest Diagnostics, Inc.	3,215	557,899
UnitedHealth Group, Inc.	26,024	8,590,783
		21,237,294
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	4,358	213,280
Healthpeak Properties, Inc. REIT	19,856	319,284
Ventas, Inc. REIT	13,499	1,044,553
Welltower, Inc. REIT	19,726	3,661,343
		5,238,460
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	18,381	325,895
HOTELS, RESTAURANTS & LEISURE — 1.6%
Booking Holdings, Inc.	927	4,964,391
Carnival Corp. (a)	31,078	949,122
Darden Restaurants, Inc.	3,385	622,908
Expedia Group, Inc.	3,365	953,338
Hilton Worldwide Holdings, Inc.	6,670	1,915,958
Las Vegas Sands Corp.	8,744	569,147
Marriott International, Inc. Class A	6,392	1,983,054
MGM Resorts International (a)	5,877	214,452
Norwegian Cruise Line Holdings Ltd. (a)	13,049	291,254
Royal Caribbean Cruises Ltd.	7,287	2,032,490
Starbucks Corp.	32,602	2,745,414
Yum! Brands, Inc.	7,944	1,201,768
		18,443,296
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	7,901	1,137,981
PulteGroup, Inc.	5,594	655,952
		1,793,933
HOUSEHOLD PRODUCTS — 0.3%
Church & Dwight Co., Inc.	6,970	584,434
Clorox Co.	3,485	351,393
Colgate-Palmolive Co.	23,169	1,830,814
Kimberly-Clark Corp.	9,576	966,123
		3,732,764
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	26,715	3,410,437
INSURANCE — 2.0%
Aflac, Inc.	13,533	1,492,284
Allstate Corp.	7,495	1,560,084
American International Group, Inc.	15,452	1,321,919
Aon PLC Class A	6,182	2,181,504
Arch Capital Group Ltd. (a)	10,377	995,362
Arthur J Gallagher & Co.	7,358	1,904,177
Assurant, Inc.	1,428	343,934
Chubb Ltd.	10,516	3,282,254
Everest Group Ltd.	1,192	404,505
Hartford Insurance Group, Inc.	8,027	1,106,121
Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	14,060	$2,608,411
MetLife, Inc.	15,876	1,253,251
Principal Financial Group, Inc.	5,872	517,969
Prudential Financial, Inc.	9,998	1,128,574
Travelers Cos., Inc.	6,422	1,862,765
Willis Towers Watson PLC	2,738	899,707
		22,862,821
INTERACTIVE MEDIA & SERVICES — 11.9%
Alphabet, Inc. Class A	166,979	52,264,427
Alphabet, Inc. Class C	133,458	41,879,121
Match Group, Inc.	6,870	221,832
Meta Platforms, Inc. Class A	62,535	41,278,728
		135,644,108
IT SERVICES — 0.4%
Accenture PLC Class A	17,840	4,786,472
Akamai Technologies, Inc. (a)	4,098	357,551
		5,144,023
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	3,796	311,272
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	8,131	1,106,385
Charles River Laboratories International, Inc. (a)	1,366	272,490
Danaher Corp.	18,058	4,133,837
IQVIA Holdings, Inc. (a)	4,879	1,099,775
Mettler-Toledo International, Inc. (a)	587	818,390
Revvity, Inc.	3,265	315,889
Thermo Fisher Scientific, Inc.	10,773	6,242,415
Waters Corp. (a)	1,694	643,432
		14,632,613
MACHINERY — 2.0%
Caterpillar, Inc.	13,420	7,687,915
Cummins, Inc.	3,943	2,012,704
Deere & Co.	7,231	3,366,537
Dover Corp.	3,963	773,736
Fortive Corp.	9,127	503,902
Illinois Tool Works, Inc.	7,587	1,868,678
Ingersoll Rand, Inc.	10,314	817,075
Otis Worldwide Corp.	11,185	977,010
PACCAR, Inc.	15,102	1,653,820
Pentair PLC	4,698	489,250
Stanley Black & Decker, Inc.	4,490	333,517
Westinghouse Air Brake Technologies Corp.	4,899	1,045,691
Xylem, Inc.	7,031	957,482
		22,487,317
MEDIA — 0.2%
Fox Corp. Class A	5,973	436,447
Fox Corp. Class B	4,252	276,082
News Corp. Class A	10,766	281,208
News Corp. Class B	3,589	106,342
Omnicom Group, Inc.	9,129	737,167

See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Paramount Skydance Corp. Class B	8,949	$119,917
		1,957,163
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	41,107	2,087,825
Newmont Corp.	31,385	3,133,792
		5,221,617
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	18,712	717,418
Consolidated Edison, Inc.	10,377	1,030,644
Public Service Enterprise Group, Inc.	14,324	1,150,217
Sempra	18,772	1,657,380
		4,555,659
OFFICE REITs — 0.0% *
BXP, Inc. REIT	4,083	275,521
OIL, GAS & CONSUMABLE FUELS — 3.0%
APA Corp.	10,155	248,391
ConocoPhillips	35,569	3,329,614
Devon Energy Corp.	18,099	662,966
Diamondback Energy, Inc.	5,340	802,762
EOG Resources, Inc.	15,592	1,637,316
EQT Corp.	17,876	958,154
Expand Energy Corp.	6,826	753,317
Exxon Mobil Corp.	121,118	14,575,340
Kinder Morgan, Inc.	56,220	1,545,488
Marathon Petroleum Corp.	8,603	1,399,106
Occidental Petroleum Corp.	20,582	846,332
ONEOK, Inc.	18,015	1,324,102
Phillips 66 Co.	11,540	1,489,122
Targa Resources Corp.	6,197	1,143,347
Valero Energy Corp.	8,769	1,427,506
Williams Cos., Inc.	34,973	2,102,227
		34,245,090
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	7,084	741,836
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	58,438	3,152,146
Eli Lilly & Co.	22,806	24,509,152
Merck & Co., Inc.	71,253	7,500,091
Viatris, Inc.	33,338	415,058
Zoetis, Inc.	12,647	1,591,245
		37,167,692
PROFESSIONAL SERVICES — 0.2%
Broadridge Financial Solutions, Inc.	3,330	743,156
Dayforce, Inc. (a)	4,513	312,119
Verisk Analytics, Inc.	4,014	897,892
		1,953,167
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	8,443	1,357,550
Security Description	Shares	Value
CoStar Group, Inc. (a)	12,158	$817,504
		2,175,054
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	4,018	728,503
Equity Residential REIT	9,965	628,194
		1,356,697
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	2,229	224,683
Kimco Realty Corp. REIT	19,414	393,522
Regency Centers Corp. REIT	4,768	329,135
		947,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.6%
Applied Materials, Inc.	22,886	5,881,473
Intel Corp. (a)	128,711	4,749,436
KLA Corp.	3,787	4,601,508
Lam Research Corp.	36,028	6,167,273
Micron Technology, Inc.	32,197	9,189,346
NVIDIA Corp.	697,564	130,095,686
ON Semiconductor Corp. (a)	11,582	627,165
QUALCOMM, Inc.	30,747	5,259,274
		166,571,161
SOFTWARE — 11.3%
Adobe, Inc. (a)	12,000	4,199,880
Autodesk, Inc. (a)	6,114	1,809,805
Cadence Design Systems, Inc. (a)	7,807	2,440,312
Fortinet, Inc. (a)	18,177	1,443,436
Gen Digital, Inc.	16,087	437,406
Microsoft Corp.	213,355	103,182,745
Palo Alto Networks, Inc. (a)	19,595	3,609,399
Salesforce, Inc.	27,295	7,230,718
ServiceNow, Inc. (a)	29,799	4,564,909
		128,918,610
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	13,445	2,360,539
Digital Realty Trust, Inc. REIT	9,282	1,436,018
Equinix, Inc. REIT	2,832	2,169,765
Extra Space Storage, Inc. REIT	6,080	791,738
Iron Mountain, Inc. REIT	8,518	706,568
Public Storage REIT	4,514	1,171,383
SBA Communications Corp. REIT	3,084	596,538
Weyerhaeuser Co. REIT	20,701	490,407
		9,722,956
SPECIALTY RETAIL — 2.2%
AutoZone, Inc. (a)	481	1,631,311
Best Buy Co., Inc.	5,607	375,277
Home Depot, Inc.	28,562	9,828,184
Lowe's Cos., Inc.	16,098	3,882,194
O'Reilly Automotive, Inc. (a)	24,285	2,215,035
TJX Cos., Inc.	31,979	4,912,294

See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	15,128	$756,551
Ulta Beauty, Inc. (a)	1,306	790,143
Williams-Sonoma, Inc.	3,485	622,386
		25,013,375
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.6%
Apple, Inc.	424,242	115,334,430
Dell Technologies, Inc. Class C	8,622	1,085,337
HP, Inc.	26,837	597,928
NetApp, Inc.	5,776	618,552
Seagate Technology Holdings PLC	6,273	1,727,522
Western Digital Corp.	9,783	1,685,318
		121,049,087
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	4,198	435,207
NIKE, Inc. Class B	34,003	2,166,331
Ralph Lauren Corp.	1,096	387,557
Tapestry, Inc.	5,872	750,265
		3,739,360
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	33,001	1,324,330
United Rentals, Inc.	1,833	1,483,484
WW Grainger, Inc.	1,266	1,277,457
		4,085,271
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,580	728,190
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	13,812	2,804,388
TOTAL COMMON STOCKS (Cost $932,122,749)		1,141,637,283
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d) (Cost $558,388)	558,388	$558,388
TOTAL INVESTMENTS — 100.0% (Cost $932,681,137)		1,142,195,671
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		544,138
NET ASSETS — 100.0%		$1,142,739,809
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	2	03/20/2026	$606,960	$609,755	$2,795

During the year ended December 31, 2025, the average notional value related to futures contracts was $1,226,087.
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,141,637,283	$—	$—	$1,141,637,283
Short-Term Investment	558,388	—	—	558,388
TOTAL INVESTMENTS	$1,142,195,671	$—	$—	$1,142,195,671
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,795	$—	$—	$2,795
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,795	$—	$—	$2,795

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	8,982	$955,146	$21,323	$127,658	$43,802	$147,466	8,062	$1,040,079	$13,827
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,840	717,840	8,288,754	8,448,206	—	—	558,388	558,388	33,340
Total		$1,672,986	$8,310,077	$8,575,864	$43,802	$147,466		$1,598,467	$47,167
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
AAR Corp. (a)	184,283	$15,256,790
Mercury Systems, Inc. (a)	249,654	18,227,238
Moog, Inc. Class A	134,043	32,646,173
National Presto Industries, Inc.	25,266	2,697,398
		68,827,599
AIRLINES — 0.3%
SkyWest, Inc. (a)	117,479	11,796,066
AUTO COMPONENTS — 1.1%
Dana, Inc.	271,208	6,443,902
Dorman Products, Inc. (a)	131,342	16,180,021
Gentherm, Inc. (a)	63,465	2,308,222
Patrick Industries, Inc. (b)	70,906	7,688,337
XPEL, Inc. (a)(b)	119,037	5,941,137
		38,561,619
BANKS — 4.7%
Ameris Bancorp	172,235	12,791,894
Axos Financial, Inc. (a)	267,248	23,026,088
BancFirst Corp.	61,616	6,532,528
Bancorp, Inc. (a)	207,389	14,002,905
BankUnited, Inc.	167,091	7,447,246
City Holding Co.	47,162	5,621,710
Community Financial System, Inc.	127,153	7,303,668
Customers Bancorp, Inc. (a)	73,794	5,395,817
FB Financial Corp.	84,254	4,701,373
First BanCorp	430,372	8,921,612
First Bancorp/Southern Pines NC	86,625	4,399,684
Independent Bank Corp.	100,863	7,371,068
Lakeland Financial Corp.	58,349	3,329,394
OFG Bancorp	91,948	3,768,029
Park National Corp.	33,250	5,059,985
Pathward Financial, Inc.	107,805	7,654,155
Preferred Bank (b)	53,623	5,063,620
Seacoast Banking Corp. of Florida	215,565	6,773,052
ServisFirst Bancshares, Inc.	118,855	8,532,601
Stellar Bancorp, Inc.	96,652	2,990,413
TrustCo Bank Corp.	37,398	1,545,659
Trustmark Corp.	139,263	5,424,294
Westamerica BanCorp	51,205	2,449,135
WSFS Financial Corp.	137,094	7,573,073
		167,679,003
BEVERAGES — 0.1%
National Beverage Corp. (a)	55,334	1,764,601
BIOTECHNOLOGY — 7.1%
ACADIA Pharmaceuticals, Inc. (a)	591,096	15,788,174
ADMA Biologics, Inc. (a)	1,123,056	20,484,541
Alkermes PLC (a)	780,354	21,834,305
Arcus Biosciences, Inc. (a)	255,049	6,077,818
Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	653,361	$43,376,637
Catalyst Pharmaceuticals, Inc. (a)	546,048	12,744,760
Krystal Biotech, Inc. (a)	121,680	29,998,987
Myriad Genetics, Inc. (a)	189,397	1,164,792
Protagonist Therapeutics, Inc. (a)	277,192	24,209,949
PTC Therapeutics, Inc. (a)	378,686	28,764,989
Sarepta Therapeutics, Inc. (a)	302,841	6,517,138
TG Therapeutics, Inc. (a)(b)	641,645	19,127,438
Veracyte, Inc. (a)(b)	373,183	15,711,004
Vericel Corp. (a)	239,260	8,615,753
Vir Biotechnology, Inc. (a)	183,281	1,105,184
		255,521,469
BROADLINE RETAIL — 0.7%
Etsy, Inc. (a)	466,509	25,863,259
BUILDING PRODUCTS — 3.6%
Armstrong World Industries, Inc.	203,347	38,859,612
AZZ, Inc.	141,947	15,213,879
CSW Industrials, Inc. (b)	45,691	13,411,679
Griffon Corp.	109,118	8,036,541
Hayward Holdings, Inc. (a)	453,385	7,004,798
Resideo Technologies, Inc. (a)	364,356	12,796,183
Zurn Elkay Water Solutions Corp.	702,369	32,653,135
		127,975,827
CAPITAL MARKETS — 4.6%
Acadian Asset Management, Inc.	124,846	5,867,762
Artisan Partners Asset Management, Inc. Class A (b)	180,102	7,337,355
BGC Group, Inc. Class A	1,002,641	8,953,584
Cohen & Steers, Inc.	60,278	3,784,253
Donnelley Financial Solutions, Inc. (a)	55,739	2,602,454
MarketAxess Holdings, Inc.	94,750	17,173,437
Moelis & Co. Class A	199,189	13,692,252
Piper Sandler Cos.	42,414	14,408,460
PJT Partners, Inc. Class A	114,703	19,178,342
StepStone Group, Inc. Class A	344,001	22,074,544
StoneX Group, Inc. (a)(b)	219,470	20,878,181
Victory Capital Holdings, Inc. Class A (b)	147,674	9,316,753
Virtu Financial, Inc. Class A	377,166	12,567,171
WisdomTree, Inc. (b)	544,236	6,634,237
		164,468,785
CHEMICALS — 2.2%
Balchem Corp.	90,214	13,835,219
Element Solutions, Inc.	537,201	13,424,653
Hawkins, Inc.	66,189	9,402,809
Ingevity Corp. (a)	97,164	5,750,166
Sensient Technologies Corp.	200,523	18,839,136

See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Solstice Advanced Materials, Inc. (a)	397,042	$19,288,300
		80,540,283
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brady Corp. Class A	205,618	16,114,283
Casella Waste Systems, Inc. Class A (a)(b)	295,374	28,928,930
Enviri Corp. (a)(b)	381,900	6,843,648
Healthcare Services Group, Inc. (a)	333,772	6,381,721
Interface, Inc.	155,331	4,336,842
Liquidity Services, Inc. (a)	112,211	3,401,115
OPENLANE, Inc. (a)	501,771	14,942,740
Pitney Bowes, Inc. (b)	331,227	3,501,069
UniFirst Corp.	28,366	5,471,801
		89,922,149
COMMUNICATIONS EQUIPMENT — 2.1%
Calix, Inc. (a)	284,792	15,074,040
Digi International, Inc. (a)(b)	175,712	7,606,572
Extreme Networks, Inc. (a)	411,544	6,852,208
NetScout Systems, Inc. (a)	172,551	4,669,230
Viasat, Inc. (a)(b)	638,273	21,994,888
Viavi Solutions, Inc. (a)	1,053,468	18,772,800
		74,969,738
CONSTRUCTION & ENGINEERING — 3.2%
Arcosa, Inc.	148,168	15,753,222
Everus Construction Group, Inc. (a)	241,045	20,623,810
Granite Construction, Inc. (b)	205,912	23,751,949
MYR Group, Inc. (a)	73,322	16,020,857
Primoris Services Corp.	255,368	31,701,384
WillScot Holdings Corp. (b)	447,600	8,428,308
		116,279,530
CONSUMER FINANCE — 0.7%
Enova International, Inc. (a)	117,090	18,406,548
EZCORP, Inc. Class A (a)(b)	274,715	5,334,965
World Acceptance Corp. (a)(b)	9,124	1,280,919
		25,022,432
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Chefs' Warehouse, Inc. (a)	171,114	10,665,535
PriceSmart, Inc.	119,513	14,660,660
		25,326,195
CONTAINERS & PACKAGING — 0.5%
Sealed Air Corp.	416,730	17,265,124
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	171,679	17,763,626
Frontdoor, Inc. (a)	340,309	19,632,426
Perdoceo Education Corp.	186,375	5,466,379
		42,862,431
DIVERSIFIED REITs — 0.6%
Alexander & Baldwin, Inc. REIT	166,233	3,431,049
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT (b)	626,557	$18,583,681
		22,014,730
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	122,345	2,637,758
Iridium Communications, Inc.	303,193	5,269,494
Lumen Technologies, Inc. (a)	2,004,775	15,577,102
Uniti Group, Inc. (b)	849,494	5,954,953
		29,439,307
ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc.	86,490	6,782,546
Otter Tail Corp. (b)	89,222	7,210,030
		13,992,576
ELECTRICAL EQUIPMENT — 1.3%
Powell Industries, Inc. (b)	44,440	14,166,583
Sunrun, Inc. (a)(b)	1,095,073	20,149,343
Vicor Corp. (a)(b)	107,361	11,766,766
		46,082,692
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.6%
Advanced Energy Industries, Inc.	178,401	37,351,817
Arlo Technologies, Inc. (a)	501,871	7,021,175
Badger Meter, Inc.	139,031	24,248,397
CTS Corp.	60,441	2,591,106
ePlus, Inc.	78,149	6,853,667
Itron, Inc. (a)	138,508	12,861,853
Knowles Corp. (a)	230,300	4,935,329
Mirion Technologies, Inc. (a)(b)	1,171,151	27,428,356
OSI Systems, Inc. (a)(b)	75,454	19,245,297
Plexus Corp. (a)	56,146	8,253,462
Ralliant Corp.	277,026	14,103,394
Sanmina Corp. (a)	257,884	38,700,652
TTM Technologies, Inc. (a)	488,318	33,693,942
		237,288,447
ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	827,512	21,531,862
Cactus, Inc. Class A	205,126	9,370,156
Helmerich & Payne, Inc.	230,878	6,621,581
Innovex International, Inc. (a)(b)	76,602	1,675,286
Kodiak Gas Services, Inc.	392,473	14,678,490
Noble Corp. PLC (b)	314,610	8,884,586
Oceaneering International, Inc. (a)(b)	278,825	6,700,165
Tidewater, Inc. (a)(b)	217,871	11,004,664
		80,466,790
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc.	298,128	6,928,495
Madison Square Garden Sports Corp. (a)(b)	84,743	21,918,777
		28,847,272

See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 1.8%
Enact Holdings, Inc.	75,696	$3,000,590
EVERTEC, Inc.	302,638	8,803,739
HA Sustainable Infrastructure Capital, Inc. (b)	256,481	8,061,198
NCR Atleos Corp. (a)	216,778	8,261,410
NMI Holdings, Inc. (a)	362,941	14,804,363
Payoneer Global, Inc. (a)	903,853	5,079,654
Radian Group, Inc.	320,091	11,520,075
Sezzle, Inc. (a)(b)	80,704	5,122,686
		64,653,715
FOOD PRODUCTS — 1.0%
Cal-Maine Foods, Inc. (b)	215,169	17,120,997
Freshpet, Inc. (a)	145,383	8,858,186
Tootsie Roll Industries, Inc. (b)	93,559	3,427,066
Vital Farms, Inc. (a)(b)	175,626	5,609,495
		35,015,744
GAS UTILITIES — 0.4%
Chesapeake Utilities Corp.	67,130	8,375,139
Northwest Natural Holding Co. (b)	104,374	4,878,441
		13,253,580
GROUND TRANSPORTATION — 0.1%
Hertz Global Holdings, Inc. (a)(b)	406,366	2,088,721
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Artivion, Inc. (a)	197,118	8,990,552
Glaukos Corp. (a)	186,951	21,108,637
ICU Medical, Inc. (a)(b)	56,036	7,994,656
Inspire Medical Systems, Inc. (a)	124,887	11,518,328
LeMaitre Vascular, Inc.	98,758	8,009,274
Merit Medical Systems, Inc. (a)	176,377	15,545,869
STAAR Surgical Co. (a)(b)	122,275	2,823,330
Tandem Diabetes Care, Inc. (a)(b)	180,524	3,967,917
TransMedics Group, Inc. (a)(b)	161,263	19,617,644
UFP Technologies, Inc. (a)(b)	36,498	8,103,651
		107,679,858
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Addus HomeCare Corp. (a)	57,060	6,127,673
BrightSpring Health Services, Inc. (a)(b)	536,165	20,079,379
Concentra Group Holdings Parent, Inc.	282,538	5,560,348
CorVel Corp. (a)	91,796	6,211,835
National HealthCare Corp.	58,746	8,053,489
NeoGenomics, Inc. (a)(b)	356,557	4,193,110
OmniAb, Inc. (a)(b)(c)	65,116	—
Pediatrix Medical Group, Inc. (a)	398,241	8,518,375
Privia Health Group, Inc. (a)	546,184	12,950,023
Progyny, Inc. (a)	379,034	9,733,593
RadNet, Inc. (a)(b)	209,784	14,968,089
U.S. Physical Therapy, Inc. (b)	33,799	2,639,364
		99,035,278
Security Description	Shares	Value
HEALTH CARE REITs — 1.2%
CareTrust REIT, Inc. (b)	1,055,269	$38,158,527
LTC Properties, Inc. REIT	135,673	4,664,438
Universal Health Realty Income Trust REIT	35,598	1,395,797
		44,218,762
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a)	287,854	2,535,994
HealthStream, Inc.	57,210	1,319,835
Schrodinger, Inc. (a)(b)	266,424	4,763,661
Waystar Holding Corp. (a)(b)	541,848	17,745,522
		26,365,012
HOTEL & RESORT REITs — 1.0%
DiamondRock Hospitality Co. REIT	474,071	4,247,676
Ryman Hospitality Properties, Inc. REIT	297,153	28,116,617
Xenia Hotels & Resorts, Inc. REIT	207,786	2,938,094
		35,302,387
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a)(b)	44,918	1,769,769
Brinker International, Inc. (a)	209,521	30,070,454
Cheesecake Factory, Inc. (b)	115,139	5,812,217
Monarch Casino & Resort, Inc.	58,686	5,616,250
Papa John's International, Inc. (b)	73,492	2,828,707
Red Rock Resorts, Inc. Class A	229,264	14,202,905
Shake Shack, Inc. Class A (a)	190,000	15,422,300
Six Flags Entertainment Corp. (a)(b)	217,677	3,339,165
United Parks & Resorts, Inc. (a)(b)	68,268	2,478,128
		81,539,895
HOUSEHOLD DURABLES — 2.1%
Cavco Industries, Inc. (a)	36,843	21,764,634
Champion Homes, Inc. (a)	121,452	10,262,694
Green Brick Partners, Inc. (a)	82,472	5,167,695
Installed Building Products, Inc. (b)	106,836	27,712,190
Sonos, Inc. (a)	571,396	10,033,714
		74,940,927
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products, Inc.	117,400	2,690,808
WD-40 Co.	37,795	7,441,836
		10,132,644
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	164,229	5,160,075
Clearway Energy, Inc. Class C	400,752	13,329,012
		18,489,087

See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL REITs — 0.8%
LXP Industrial Trust REIT	148,390	$7,357,176
Terreno Realty Corp. REIT (b)	341,995	20,078,527
		27,435,703
INSURANCE — 2.3%
AMERISAFE, Inc.	41,273	1,585,296
Assured Guaranty Ltd.	106,487	9,569,987
Goosehead Insurance, Inc. Class A (b)	80,330	5,916,304
HCI Group, Inc.	50,747	9,727,692
Horace Mann Educators Corp.	100,461	4,639,289
Mercury General Corp.	125,598	11,813,748
Palomar Holdings, Inc. (a)	125,136	16,863,327
ProAssurance Corp. (a)	125,026	3,020,628
Safety Insurance Group, Inc.	36,194	2,819,875
SiriusPoint Ltd. (a)	491,387	10,756,461
Trupanion, Inc. (a)(b)	105,734	3,951,280
United Fire Group, Inc.	50,834	1,847,816
		82,511,703
INTERACTIVE MEDIA & SERVICES — 0.6%
Cargurus, Inc. (a)	192,243	7,372,519
QuinStreet, Inc. (a)	171,670	2,466,898
TripAdvisor, Inc. (a)(b)	553,289	8,055,888
Yelp, Inc. (a)	159,135	4,836,112
		22,731,417
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a)(b)	324,251	15,602,958
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	130,331	10,403,020
Topgolf Callaway Brands Corp. (a)(b)	424,407	4,952,830
		15,355,850
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a)(b)	116,367	3,870,366
BioLife Solutions, Inc. (a)(b)	92,103	2,227,051
Cytek Biosciences, Inc. (a)(b)	337,786	1,705,819
		7,803,236
MACHINERY — 5.3%
Astec Industries, Inc.	51,936	2,249,868
Enerpac Tool Group Corp.	150,704	5,762,921
Enpro, Inc.	99,578	21,322,637
ESCO Technologies, Inc.	121,793	23,797,134
Federal Signal Corp.	286,729	31,135,902
Franklin Electric Co., Inc.	99,494	9,504,662
Gates Industrial Corp. PLC (a)	658,647	14,141,151
JBT Marel Corp.	245,627	37,008,620
Kadant, Inc. (b)	28,406	8,096,278
Mueller Water Products, Inc. Class A	480,104	11,436,077
Proto Labs, Inc. (a)	112,193	5,675,844
Standex International Corp. (b)	57,225	12,433,848
Tennant Co.	37,195	2,741,272
Security Description	Shares	Value
Worthington Enterprises, Inc.	68,477	$3,531,359
		188,837,573
MEDIA — 0.1%
DoubleVerify Holdings, Inc. (a)	367,304	4,201,958
METALS & MINING — 0.6%
Century Aluminum Co. (a)	153,921	6,030,625
Materion Corp.	54,042	6,718,501
Warrior Met Coal, Inc.	106,939	9,428,812
		22,177,938
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Adamas Trust, Inc. REIT (b)	400,439	2,923,205
ARMOUR Residential REIT, Inc. (b)	529,183	9,361,247
Ellington Financial, Inc. REIT (b)	508,129	6,900,392
PennyMac Mortgage Investment Trust REIT (b)	412,678	5,179,109
		24,363,953
MULTI-UTILITIES — 0.2%
Avista Corp.	181,073	6,978,553
OFFICE REITs — 0.1%
JBG SMITH Properties REIT (b)	169,339	2,880,456
OIL, GAS & CONSUMABLE FUELS — 0.7%
Comstock Resources, Inc. (a)(b)	217,914	5,051,247
CVR Energy, Inc. (a)	68,380	1,739,587
International Seaways, Inc. (b)	191,516	9,298,102
Kinetik Holdings, Inc. (b)	103,821	3,742,747
Par Pacific Holdings, Inc. (a)	114,700	4,030,558
REX American Resources Corp. (a)	93,444	3,020,110
		26,882,351
PERSONAL CARE PRODUCTS — 0.1%
Interparfums, Inc. (b)	49,465	4,196,116
PHARMACEUTICALS — 2.8%
Amphastar Pharmaceuticals, Inc. (a)(b)	86,917	2,327,637
ANI Pharmaceuticals, Inc. (a)	84,809	6,694,823
Collegium Pharmaceutical, Inc. (a)	149,401	6,917,266
Corcept Therapeutics, Inc. (a)	441,466	15,363,017
Harmony Biosciences Holdings, Inc. (a)(b)	187,796	7,027,326
Indivior PLC (a)	589,147	21,138,594
Innoviva, Inc. (a)	199,248	3,982,968
Ligand Pharmaceuticals, Inc. (a)	92,923	17,568,952
Pacira BioSciences, Inc. (a)	204,033	5,280,374
Phibro Animal Health Corp. Class A	96,674	3,611,741
Supernus Pharmaceuticals, Inc. (a)	187,099	9,298,820
		99,211,518

See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	128,443	$9,850,294
Upwork, Inc. (a)(b)	617,175	12,232,408
Verra Mobility Corp. (a)	753,275	16,880,893
		38,963,595
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
St. Joe Co.	188,241	11,175,868
RESIDENTIAL REITs — 0.3%
Centerspace REIT	38,287	2,554,509
Elme Communities REIT	284,459	4,949,587
NexPoint Residential Trust, Inc. REIT	47,391	1,426,469
Veris Residential, Inc. REIT	172,756	2,570,609
		11,501,174
RETAIL REITs — 1.6%
Curbline Properties Corp. REIT	458,136	10,633,336
Getty Realty Corp. REIT	126,370	3,458,747
Macerich Co. REIT	629,348	11,617,764
Phillips Edison & Co., Inc. REIT	344,647	12,259,094
Saul Centers, Inc. REIT	31,768	1,001,645
Tanger, Inc. REIT	359,010	11,980,164
Urban Edge Properties REIT	286,396	5,495,939
Whitestone REIT	106,122	1,474,035
		57,920,724
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
ACM Research, Inc. Class A (a)(b)	251,931	9,938,678
Axcelis Technologies, Inc. (a)	93,916	7,545,212
FormFactor, Inc. (a)	365,789	20,403,710
Impinj, Inc. (a)(b)	126,635	22,035,756
MaxLinear, Inc. (a)	168,437	2,935,857
PDF Solutions, Inc. (a)(b)	151,206	4,313,907
Penguin Solutions, Inc. (a)	111,391	2,178,808
Qorvo, Inc. (a)	250,357	21,157,670
Semtech Corp. (a)	286,666	21,124,418
SiTime Corp. (a)	103,396	36,518,433
SolarEdge Technologies, Inc. (a)(b)	167,515	4,832,808
Veeco Instruments, Inc. (a)	145,779	4,166,364
		157,151,621
SOFTWARE — 5.5%
A10 Networks, Inc.	225,004	3,980,321
ACI Worldwide, Inc. (a)	321,285	15,360,636
Adeia, Inc. (b)	518,610	8,946,023
Agilysys, Inc. (a)(b)	119,829	14,240,478
Alarm.com Holdings, Inc. (a)	136,983	6,988,873
BlackLine, Inc. (a)(b)	236,008	13,048,882
Box, Inc. Class A (a)(b)	444,837	13,305,075
Cleanspark, Inc. (a)(b)	771,207	7,804,615
Clear Secure, Inc. Class A	419,017	14,699,116
InterDigital, Inc. (b)	121,392	38,648,785
LiveRamp Holdings, Inc. (a)	301,066	8,842,308
MARA Holdings, Inc. (a)(b)	983,549	8,832,270
Security Description	Shares	Value
N-able, Inc. (a)	179,585	$1,343,296
Progress Software Corp. (a)	138,247	5,939,091
Q2 Holdings, Inc. (a)	186,069	13,426,739
Sprinklr, Inc. Class A (a)(b)	574,864	4,472,442
SPS Commerce, Inc. (a)	106,948	9,532,275
Teradata Corp. (a)	251,418	7,653,164
		197,064,389
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT (b)	236,385	5,451,038
Millrose Properties, Inc. REIT	429,728	12,835,975
Outfront Media, Inc. REIT	467,576	11,268,582
		29,555,595
SPECIALTY RETAIL — 1.9%
American Eagle Outfitters, Inc.	312,917	8,251,621
Boot Barn Holdings, Inc. (a)	143,742	25,366,151
Buckle, Inc.	85,799	4,583,382
National Vision Holdings, Inc. (a)	374,882	9,679,453
Urban Outfitters, Inc. (a)	253,960	19,113,030
		66,993,637
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Kontoor Brands, Inc.	130,665	7,982,325
Steven Madden Ltd. (b)	192,526	8,016,782
		15,999,107
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp.	282,643	18,154,160
DXP Enterprises, Inc. (a)	60,025	6,590,145
		24,744,305
WATER UTILITIES — 0.5%
American States Water Co.	119,050	8,628,744
California Water Service Group	135,556	5,873,642
Middlesex Water Co. (b)	46,827	2,361,017
		16,863,403
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
Gogo, Inc. (a)(b)	366,870	1,709,614
TOTAL COMMON STOCKS (Cost $3,034,549,261)		3,586,307,849
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d)(e)	1,845,642	1,845,642

See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f)(g)	222,903,226	$222,903,226
TOTAL SHORT-TERM INVESTMENTS (Cost $224,748,868)		224,748,868
TOTAL INVESTMENTS — 106.1% (Cost $3,259,298,129)		3,811,056,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(220,431,757)
NET ASSETS — 100.0%		$3,590,624,960
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,586,307,849	$—	$0(a)	$3,586,307,849
Short-Term Investments	224,748,868	—	—	224,748,868
TOTAL INVESTMENTS	$3,811,056,717	$—	$0	$3,811,056,717
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	943,377	$943,377	$63,028,436	$62,126,171	$—	$—	1,845,642	$1,845,642	$56,156
State Street Navigator Securities Lending Portfolio II	314,598,308	314,598,308	980,758,087	1,072,453,169	—	—	222,903,226	222,903,226	296,997
Total		$315,541,685	$1,043,786,523	$1,134,579,340	$—	$—		$224,748,868	$353,153
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a)(b)	127,779	$3,194,475
Hub Group, Inc. Class A	345,132	14,706,075
		17,900,550
AIRLINES — 0.7%
Allegiant Travel Co. (a)(b)	77,383	6,598,448
JetBlue Airways Corp. (a)(b)	1,664,058	7,571,464
SkyWest, Inc. (a)	87,009	8,736,574
Sun Country Airlines Holdings, Inc. (a)	301,156	4,333,635
		27,240,121
AUTO COMPONENTS — 1.8%
Adient PLC (a)	452,386	8,672,240
American Axle & Manufacturing Holdings, Inc. (a)(b)	678,081	4,346,499
Dana, Inc.	340,537	8,091,159
Fox Factory Holding Corp. (a)	238,810	4,086,039
Gentherm, Inc. (a)	98,319	3,575,862
LCI Industries (b)	137,809	16,721,744
Patrick Industries, Inc. (b)	104,433	11,323,670
Phinia, Inc.	219,274	13,746,287
Standard Motor Products, Inc.	119,407	4,400,148
		74,963,648
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	160,742	6,513,266
BANKS — 12.9%
Ameris Bancorp	156,903	11,653,186
Atlantic Union Bankshares Corp. (b)	814,192	28,740,978
Banc of California, Inc.	766,876	14,793,038
BancFirst Corp.	43,853	4,649,295
Bank of Hawaii Corp.	226,778	15,504,812
BankUnited, Inc.	227,294	10,130,494
Banner Corp.	194,435	12,183,297
Beacon Financial Corp.	479,355	12,640,591
Capitol Federal Financial, Inc.	694,831	4,731,799
Cathay General Bancorp	387,639	18,757,851
Central Pacific Financial Corp.	153,817	4,792,938
City Holding Co.	25,715	3,065,228
Community Financial System, Inc.	147,326	8,462,405
Customers Bancorp, Inc. (a)	92,694	6,777,785
CVB Financial Corp.	733,198	13,637,483
Dime Community Bancshares, Inc.	233,738	7,033,176
Eagle Bancorp, Inc.	157,855	3,381,254
FB Financial Corp.	129,220	7,210,476
First BanCorp	376,582	7,806,545
First Bancorp/Southern Pines NC (b)	132,775	6,743,642
First Commonwealth Financial Corp.	590,309	9,952,610
First Financial Bancorp	590,968	14,786,019
Security Description	Shares	Value
First Hawaiian, Inc.	704,893	$17,833,793
First Interstate BancSystem, Inc. Class A (b)	510,061	17,648,111
Fulton Financial Corp.	1,028,714	19,885,042
Hanmi Financial Corp.	169,606	4,584,450
Heritage Financial Corp.	194,021	4,588,597
Hilltop Holdings, Inc.	245,219	8,322,733
Hope Bancorp, Inc.	732,623	8,029,548
Independent Bank Corp.	161,158	11,777,427
Lakeland Financial Corp.	76,199	4,347,915
National Bank Holdings Corp. Class A	216,031	8,211,338
NBT Bancorp, Inc.	298,312	12,385,914
Northwest Bancshares, Inc.	833,654	10,003,848
OFG Bancorp	140,943	5,775,844
Park National Corp.	41,691	6,344,536
Provident Financial Services, Inc.	746,165	14,736,759
Renasant Corp.	542,826	19,118,332
S&T Bancorp, Inc.	218,280	8,589,318
Seacoast Banking Corp. of Florida	293,125	9,209,987
ServisFirst Bancshares, Inc.	143,419	10,296,050
Simmons First National Corp. Class A	826,685	15,583,012
Southside Bancshares, Inc.	161,450	4,906,466
Stellar Bancorp, Inc.	147,919	4,576,614
Tompkins Financial Corp.	72,708	5,272,784
Triumph Financial, Inc. (a)	128,985	8,078,331
TrustCo Bank Corp.	60,646	2,506,499
Trustmark Corp.	174,845	6,810,213
United Community Banks, Inc.	694,417	21,679,699
WaFd, Inc.	450,061	14,415,454
Westamerica BanCorp	81,656	3,905,606
WSFS Financial Corp.	146,767	8,107,409
		524,966,531
BEVERAGES — 0.0% *
National Beverage Corp. (a)	66,850	2,131,847
BIOTECHNOLOGY — 0.7%
Arcus Biosciences, Inc. (a)	181,494	4,325,002
Dynavax Technologies Corp. (a)	571,238	8,785,640
Myriad Genetics, Inc. (a)	308,252	1,895,750
Sarepta Therapeutics, Inc. (a)	234,317	5,042,502
Vir Biotechnology, Inc. (a)(b)	324,346	1,955,806
Xencor, Inc. (a)	408,618	6,255,942
		28,260,642
BROADLINE RETAIL — 0.3%
Kohl's Corp.	640,289	13,068,298
BUILDING PRODUCTS — 1.8%
American Woodmark Corp. (a)	83,241	4,486,690
Apogee Enterprises, Inc.	123,288	4,488,916
CSW Industrials, Inc. (b)	39,985	11,736,797
Gibraltar Industries, Inc. (a)	168,542	8,332,717
Griffon Corp.	91,693	6,753,189
Hayward Holdings, Inc. (a)	592,388	9,152,395

See accompanying notes to financial statements.
52

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Insteel Industries, Inc.	110,932	$3,513,216
Masterbrand, Inc. (a)(b)	724,153	7,994,649
Quanex Building Products Corp.	260,629	4,008,474
Resideo Technologies, Inc. (a)(b)	345,755	12,142,916
		72,609,959
CAPITAL MARKETS — 2.0%
Artisan Partners Asset Management, Inc. Class A	185,275	7,548,103
BGC Group, Inc. Class A	842,048	7,519,489
Cohen & Steers, Inc.	85,215	5,349,798
Donnelley Financial Solutions, Inc. (a)	83,819	3,913,509
MarketAxess Holdings, Inc.	97,459	17,664,444
Moelis & Co. Class A	181,444	12,472,460
Piper Sandler Cos.	43,613	14,815,772
Victory Capital Holdings, Inc. Class A (b)	96,278	6,074,179
Virtus Investment Partners, Inc.	36,392	5,937,355
		81,295,109
CHEMICALS — 5.1%
Balchem Corp.	75,745	11,616,253
Celanese Corp.	625,545	26,448,043
Chemours Co. (b)	853,274	10,060,101
Eastman Chemical Co.	651,674	41,596,351
Element Solutions, Inc.	648,233	16,199,343
FMC Corp. (b)	712,557	9,883,166
Hawkins, Inc.	39,468	5,606,824
HB Fuller Co.	308,992	18,372,664
Ingevity Corp. (a)	88,639	5,245,656
Innospec, Inc.	141,428	10,824,899
Koppers Holdings, Inc. (b)	112,081	3,035,154
Minerals Technologies, Inc.	177,652	10,827,889
Quaker Chemical Corp. (b)	78,264	10,746,430
Solstice Advanced Materials, Inc. (a)	426,171	20,703,387
Stepan Co.	123,290	5,839,014
		207,005,174
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	349,043	14,764,519
CoreCivic, Inc. (a)	596,711	11,403,147
Deluxe Corp. (b)	257,135	5,741,825
GEO Group, Inc. (a)	779,782	12,570,086
HNI Corp.	392,448	16,498,514
Interface, Inc.	147,508	4,118,423
MillerKnoll, Inc.	388,592	7,103,462
Pitney Bowes, Inc.	449,997	4,756,468
UniFirst Corp.	49,137	9,478,527
Vestis Corp. (b)	640,134	4,269,694
		90,704,665
COMMUNICATIONS EQUIPMENT — 0.4%
Extreme Networks, Inc. (a)	268,493	4,470,408
Harmonic, Inc. (a)	642,131	6,350,676
NetScout Systems, Inc. (a)	184,752	4,999,389
		15,820,473
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.5%
Arcosa, Inc.	100,595	$10,695,260
WillScot Holdings Corp. (b)	498,783	9,392,084
		20,087,344
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc. (b)	260,138	19,258,016
Encore Capital Group, Inc. (a)	127,515	6,930,440
Navient Corp. (b)	384,344	4,996,472
PRA Group, Inc. (a)	222,896	3,943,030
PROG Holdings, Inc.	226,143	6,668,957
World Acceptance Corp. (a)(b)	5,660	794,608
		42,591,523
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	191,782	10,197,049
Grocery Outlet Holding Corp. (a)(b)	562,338	5,679,614
United Natural Foods, Inc. (a)	344,752	11,607,800
		27,484,463
CONTAINERS & PACKAGING — 0.7%
O-I Glass, Inc. (a)(b)	877,659	12,954,247
Sealed Air Corp.	335,592	13,903,576
		26,857,823
DISTRIBUTORS — 1.1%
LKQ Corp.	1,462,197	44,158,349
DIVERSIFIED CONSUMER SERVICES — 0.9%
Matthews International Corp. Class A (b)	175,925	4,595,161
Mister Car Wash, Inc. (a)(b)	565,957	3,146,721
Perdoceo Education Corp.	121,743	3,570,722
Strategic Education, Inc.	132,635	10,637,327
Stride, Inc. (a)	246,671	16,016,348
		37,966,279
DIVERSIFIED REITs — 0.8%
Alexander & Baldwin, Inc. REIT	217,097	4,480,882
American Assets Trust, Inc. REIT	270,621	5,122,855
Armada Hoffler Properties, Inc. REIT (b)	461,643	3,056,077
Essential Properties Realty Trust, Inc. REIT	373,048	11,064,604
Global Net Lease, Inc. REIT	1,125,750	9,681,450
		33,405,868
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	125,982	2,716,172
Iridium Communications, Inc.	234,717	4,079,381
Lumen Technologies, Inc. (a)	2,964,688	23,035,626
Shenandoah Telecommunications Co. (b)	260,320	3,009,299
		32,840,478

See accompanying notes to financial statements.
53

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.8%
Hawaiian Electric Industries, Inc. (a)(b)	984,694	$12,111,736
MGE Energy, Inc.	104,350	8,183,127
Otter Tail Corp. (b)	131,371	10,616,091
		30,910,954
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Benchmark Electronics, Inc.	203,789	8,714,018
CTS Corp.	93,394	4,003,801
ePlus, Inc.	55,563	4,872,875
Insight Enterprises, Inc. (a)	176,646	14,391,349
Itron, Inc. (a)	94,185	8,746,019
Knowles Corp. (a)(b)	210,069	4,501,779
PC Connection, Inc.	64,901	3,748,682
Plexus Corp. (a)	86,202	12,671,694
Ralliant Corp.	308,620	15,711,844
Rogers Corp. (a)	95,516	8,746,400
ScanSource, Inc. (a)	115,274	4,502,602
Vishay Intertechnology, Inc. (b)	704,585	10,209,437
		100,820,500
ENERGY EQUIPMENT & SERVICES — 2.0%
Atlas Energy Solutions, Inc. (b)	441,428	4,158,252
Bristow Group, Inc. (a)	143,927	5,270,607
Cactus, Inc. Class A	145,713	6,656,170
Core Laboratories, Inc. (b)	267,311	4,284,995
Helix Energy Solutions Group, Inc. (a)	784,336	4,917,787
Helmerich & Payne, Inc.	289,829	8,312,296
Innovex International, Inc. (a)(b)	129,190	2,825,385
Liberty Energy, Inc.	923,195	17,042,180
Noble Corp. PLC (b)	336,767	9,510,300
Oceaneering International, Inc. (a)	234,316	5,630,613
Patterson-UTI Energy, Inc.	1,969,125	12,031,354
RPC, Inc. (b)	512,892	2,790,132
		83,430,071
ENTERTAINMENT — 0.1%
Cinemark Holdings, Inc.	230,729	5,362,142
FINANCIAL SERVICES — 2.7%
Enact Holdings, Inc.	74,942	2,970,701
HA Sustainable Infrastructure Capital, Inc. (b)	409,816	12,880,517
Jackson Financial, Inc. Class A	388,316	41,413,901
NCR Atleos Corp. (a)	160,690	6,123,896
Payoneer Global, Inc. (a)	565,120	3,175,974
Radian Group, Inc.	386,216	13,899,914
Walker & Dunlop, Inc.	193,944	11,665,732
Western Union Co. (b)	1,811,280	16,863,017
		108,993,652
FOOD PRODUCTS — 1.0%
Fresh Del Monte Produce, Inc. (b)	188,500	6,716,255
Freshpet, Inc. (a)	103,255	6,291,327
Security Description	Shares	Value
J&J Snack Foods Corp.	89,026	$8,045,280
John B Sanfilippo & Son, Inc.	51,639	3,645,714
Simply Good Foods Co. (a)	524,354	10,529,028
TreeHouse Foods, Inc. (a)	254,768	6,009,977
		41,237,581
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	54,068	6,745,524
MDU Resources Group, Inc. (b)	1,167,225	22,784,232
Northwest Natural Holding Co. (b)	111,767	5,223,989
		34,753,745
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	128,444	9,529,260
Heartland Express, Inc. (b)	261,062	2,357,390
Hertz Global Holdings, Inc. (a)(b)	227,867	1,171,236
Marten Transport Ltd.	330,616	3,762,410
RXO, Inc. (a)(b)	935,832	11,828,917
Schneider National, Inc. Class B	285,331	7,569,832
Werner Enterprises, Inc.	341,606	10,251,596
		46,470,641
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Avanos Medical, Inc. (a)	265,191	2,978,095
CONMED Corp.	176,950	7,184,170
Embecta Corp. (b)	334,117	3,969,310
Enovis Corp. (a)	325,929	8,682,749
Glaukos Corp. (a)	101,558	11,466,914
ICU Medical, Inc. (a)	73,254	10,451,148
Integer Holdings Corp. (a)	199,728	15,664,667
Integra LifeSciences Holdings Corp. (a)	382,660	4,752,637
Merit Medical Systems, Inc. (a)	125,180	11,033,365
Neogen Corp. (a)(b)	1,242,017	8,681,699
Omnicell, Inc. (a)	256,014	11,597,434
QuidelOrtho Corp. (a)(b)	386,934	11,050,835
STAAR Surgical Co. (a)(b)	137,438	3,173,443
Tandem Diabetes Care, Inc. (a)	171,529	3,770,207
Teleflex, Inc.	252,464	30,810,707
		145,267,380
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a)(b)	527,200	7,480,968
AdaptHealth Corp. (a)	614,753	6,122,940
Addus HomeCare Corp. (a)	35,632	3,826,520
AMN Healthcare Services, Inc. (a)	219,489	3,459,147
Astrana Health, Inc. (a)(b)	247,074	6,129,906
Concentra Group Holdings Parent, Inc.	340,895	6,708,813
CorVel Corp. (a)	68,072	4,606,432
NeoGenomics, Inc. (a)	312,444	3,674,341
RadNet, Inc. (a)	142,722	10,183,215
Select Medical Holdings Corp.	629,375	9,346,219
U.S. Physical Therapy, Inc. (b)	45,985	3,590,969
		65,129,470

See accompanying notes to financial statements.
54

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.5%
LTC Properties, Inc. REIT	109,467	$3,763,475
Medical Properties Trust, Inc. REIT (b)	2,817,659	14,088,295
Universal Health Realty Income Trust REIT	30,708	1,204,061
		19,055,831
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)(b)	337,409	2,972,573
HealthStream, Inc.	66,402	1,531,894
		4,504,467
HOTEL & RESORT REITs — 1.1%
Apple Hospitality REIT, Inc. (b)	1,254,113	14,861,239
DiamondRock Hospitality Co. REIT	595,110	5,332,185
Pebblebrook Hotel Trust REIT (b)	649,428	7,351,525
Summit Hotel Properties, Inc. REIT (b)	610,155	2,971,455
Sunstone Hotel Investors, Inc. REIT	1,084,164	9,692,426
Xenia Hotels & Resorts, Inc. REIT	293,819	4,154,601
		44,363,431
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a)(b)	67,046	2,641,612
Bloomin' Brands, Inc. (b)	438,086	2,702,991
Caesars Entertainment, Inc. (a)(b)	1,165,961	27,271,828
Cheesecake Factory, Inc. (b)	123,346	6,226,506
Cracker Barrel Old Country Store, Inc. (b)	127,226	3,231,540
Dave & Buster's Entertainment, Inc. (a)	155,983	2,528,484
Golden Entertainment, Inc.	112,103	3,048,081
Marriott Vacations Worldwide Corp. (b)	158,169	9,124,770
Papa John's International, Inc. (b)	99,827	3,842,341
Penn Entertainment, Inc. (a)	729,088	10,754,048
Pursuit Attractions & Hospitality, Inc. (a)	123,389	4,155,742
Sabre Corp. (a)(b)	2,272,137	3,090,106
Six Flags Entertainment Corp. (a)(b)	320,231	4,912,344
United Parks & Resorts, Inc. (a)(b)	74,094	2,689,612
Wendy's Co. (b)	903,066	7,522,540
		93,742,545
HOUSEHOLD DURABLES — 3.9%
Century Communities, Inc.	146,040	8,667,474
Champion Homes, Inc. (a)	171,923	14,527,494
Dream Finders Homes, Inc. Class A (a)(b)	165,550	2,830,905
Ethan Allen Interiors, Inc.	132,231	3,020,156
Security Description	Shares	Value
Green Brick Partners, Inc. (a)	75,148	$4,708,774
La-Z-Boy, Inc. (b)	234,948	8,756,512
Leggett & Platt, Inc.	773,690	8,510,590
LGI Homes, Inc. (a)	116,366	4,999,083
M/I Homes, Inc. (a)	148,971	19,060,839
Meritage Homes Corp.	402,246	26,467,787
Mohawk Industries, Inc. (a)	296,606	32,419,036
Newell Brands, Inc.	2,393,856	8,905,144
Tri Pointe Homes, Inc. (a)	489,897	15,417,059
		158,290,853
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)(b)	46,332	1,489,574
Central Garden & Pet Co. Class A (a)	294,575	8,598,644
Energizer Holdings, Inc. (b)	347,457	6,910,920
Reynolds Consumer Products, Inc. (b)	172,687	3,957,986
WD-40 Co.	31,724	6,246,455
		27,203,579
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT (b)	160,064	7,580,631
LXP Industrial Trust REIT	158,895	7,878,014
Terreno Realty Corp. REIT	177,036	10,393,784
		25,852,429
INSURANCE — 2.8%
AMERISAFE, Inc.	56,839	2,183,186
Assured Guaranty Ltd.	118,687	10,666,401
Employers Holdings, Inc.	128,772	5,559,087
Genworth Financial, Inc. (a)	2,281,559	20,602,478
Goosehead Insurance, Inc. Class A (b)	45,847	3,376,631
Horace Mann Educators Corp.	111,944	5,169,574
Lincoln National Corp.	965,685	43,001,953
ProAssurance Corp. (a)	144,966	3,502,378
Safety Insurance Group, Inc.	42,047	3,275,882
Stewart Information Services Corp.	159,411	11,200,217
Trupanion, Inc. (a)(b)	66,181	2,473,184
United Fire Group, Inc.	64,754	2,353,808
		113,364,779
INTERACTIVE MEDIA & SERVICES — 1.1%
Angi, Inc. (a)(b)	200,419	2,591,418
Cargurus, Inc. (a)	232,022	8,898,044
Cars.com, Inc. (a)(b)	319,269	3,895,082
IAC, Inc. (a)	371,647	14,531,398
QuinStreet, Inc. (a)	118,909	1,708,722
Shutterstock, Inc. (b)	137,956	2,634,959
Yelp, Inc. (a)	140,827	4,279,732
Ziff Davis, Inc. (a)(b)	225,733	7,934,515
		46,473,870
IT SERVICES — 0.4%
DXC Technology Co. (a)	992,619	14,541,868

See accompanying notes to financial statements.
55

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Grid Dynamics Holdings, Inc. (a)	380,297	$3,434,082
		17,975,950
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Topgolf Callaway Brands Corp. (a)(b)	289,548	3,379,025
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Azenta, Inc. (a)(b)	93,937	3,124,344
BioLife Solutions, Inc. (a)	112,527	2,720,903
Cytek Biosciences, Inc. (a)(b)	227,395	1,148,345
Fortrea Holdings, Inc. (a)	527,799	9,104,533
		16,098,125
MACHINERY — 3.2%
Alamo Group, Inc.	61,529	10,328,873
Albany International Corp. Class A	164,004	8,315,003
Astec Industries, Inc. (b)	68,536	2,968,980
Enerpac Tool Group Corp.	121,594	4,649,755
Franklin Electric Co., Inc.	98,387	9,398,910
Gates Industrial Corp. PLC (a)	677,325	14,542,168
Greenbrier Cos., Inc.	176,906	8,268,586
Hillenbrand, Inc.	401,247	12,727,555
Kadant, Inc. (b)	32,969	9,396,824
Kennametal, Inc.	432,930	12,299,541
Lindsay Corp.	61,773	7,281,183
Mueller Water Products, Inc. Class A	312,752	7,449,753
Tennant Co.	59,327	4,372,400
Titan International, Inc. (a)(b)	273,999	2,145,412
Trinity Industries, Inc. (b)	457,263	12,090,034
Worthington Enterprises, Inc. (b)	96,870	4,995,586
		131,230,563
MARINE — 0.5%
Matson, Inc.	178,165	22,012,286
MEDIA — 0.9%
Cable One, Inc. (b)	26,373	2,976,193
DoubleVerify Holdings, Inc. (a)	315,331	3,607,387
John Wiley & Sons, Inc. Class A (b)	233,735	7,159,303
Scholastic Corp. (b)	129,134	3,826,240
TEGNA, Inc.	920,082	17,858,792
		35,427,915
METALS & MINING — 1.5%
Alpha Metallurgical Resources, Inc. (a)(b)	61,606	12,313,807
Century Aluminum Co. (a)	119,203	4,670,374
Kaiser Aluminum Corp.	91,464	10,505,555
Materion Corp.	53,406	6,639,434
Metallus, Inc. (a)(b)	204,659	3,511,948
SunCoke Energy, Inc.	483,643	3,482,230
Warrior Met Coal, Inc.	170,826	15,061,728
Worthington Steel, Inc.	186,579	6,459,365
		62,644,441
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	746,728	$7,228,327
Arbor Realty Trust, Inc. REIT (b)	1,118,066	8,676,192
Blackstone Mortgage Trust, Inc. Class A REIT (b)	898,338	17,185,206
Franklin BSP Realty Trust, Inc. REIT (b)	466,239	4,676,377
KKR Real Estate Finance Trust, Inc. REIT (b)	310,466	2,552,031
Redwood Trust, Inc. REIT (b)	723,705	4,002,089
Two Harbors Investment Corp. REIT (b)	597,009	6,268,594
		50,588,816
MULTI-UTILITIES — 0.4%
Avista Corp.	246,281	9,491,670
Unitil Corp.	102,649	4,972,317
		14,463,987
OFFICE REITs — 1.4%
Brandywine Realty Trust REIT (b)	992,265	2,897,414
Douglas Emmett, Inc. REIT (b)	955,685	10,502,978
Easterly Government Properties, Inc. REIT	250,012	5,297,755
Highwoods Properties, Inc. REIT	626,388	16,173,338
JBG SMITH Properties REIT (b)	136,921	2,329,026
SL Green Realty Corp. REIT	404,752	18,565,974
		55,766,485
OIL, GAS & CONSUMABLE FUELS — 4.0%
California Resources Corp.	447,410	20,003,701
Comstock Resources, Inc. (a)(b)	190,917	4,425,456
Core Natural Resources, Inc. (b)	292,718	25,908,470
Crescent Energy Co. Class A (b)	1,381,084	11,587,295
CVR Energy, Inc. (a)	90,617	2,305,296
Dorian LPG Ltd.	210,487	5,123,254
Kinetik Holdings, Inc. (b)	135,030	4,867,832
Magnolia Oil & Gas Corp. Class A	1,046,282	22,903,113
Northern Oil & Gas, Inc. (b)	554,139	11,897,364
Par Pacific Holdings, Inc. (a)	149,723	5,261,266
Peabody Energy Corp. (b)	694,612	20,629,976
REX American Resources Corp. (a)	51,294	1,657,822
SM Energy Co.	653,403	12,218,636
Talos Energy, Inc. (a)	718,926	7,922,565
World Kinect Corp.	317,537	7,439,892
		164,151,938
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	189,166	9,108,343
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	265,457	4,526,042
Interparfums, Inc.	45,150	3,830,074
		8,356,116

See accompanying notes to financial statements.
56

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a)(b)	98,129	$2,627,895
Innoviva, Inc. (a)	167,592	3,350,164
Organon & Co.	1,481,187	10,620,111
Perrigo Co. PLC	785,464	10,933,659
Prestige Consumer Healthcare, Inc. (a)	274,073	16,907,563
Supernus Pharmaceuticals, Inc. (a)	101,924	5,065,623
		49,505,015
PROFESSIONAL SERVICES — 1.9%
Amentum Holdings, Inc. (a)(b)	875,696	25,395,184
Insperity, Inc.	204,715	7,926,565
Korn Ferry	299,291	19,759,192
ManpowerGroup, Inc.	264,729	7,870,393
Robert Half, Inc.	568,507	15,440,650
		76,391,984
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Cushman & Wakefield Ltd. (a)	1,323,103	21,421,038
eXp World Holdings, Inc. (b)	513,738	4,649,329
Kennedy-Wilson Holdings, Inc.	686,227	6,635,815
Marcus & Millichap, Inc.	137,773	3,759,825
		36,466,007
RESIDENTIAL REITs — 0.3%
Centerspace REIT	49,959	3,333,264
Elme Communities REIT (b)	162,815	2,832,981
NexPoint Residential Trust, Inc. REIT	68,375	2,058,088
Veris Residential, Inc. REIT	252,172	3,752,319
		11,976,652
RETAIL REITs — 1.5%
Acadia Realty Trust REIT (b)	746,929	15,341,922
Getty Realty Corp. REIT	152,471	4,173,131
Macerich Co. REIT	701,120	12,942,675
Phillips Edison & Co., Inc. REIT	301,484	10,723,786
Saul Centers, Inc. REIT	31,823	1,003,379
Tanger, Inc. REIT	223,576	7,460,731
Urban Edge Properties REIT	374,199	7,180,879
Whitestone REIT	128,283	1,781,851
		60,608,354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Alpha & Omega Semiconductor Ltd. (a)	143,912	2,850,897
Axcelis Technologies, Inc. (a)	63,989	5,140,876
Cohu, Inc. (a)(b)	267,501	6,224,748
Diodes, Inc. (a)	264,492	13,050,035
Enphase Energy, Inc. (a)	747,585	23,960,099
Ichor Holdings Ltd. (a)(b)	196,378	3,619,247
Kulicke & Soffa Industries, Inc.	296,784	13,521,479
MaxLinear, Inc. (a)	268,495	4,679,868
Penguin Solutions, Inc. (a)	141,627	2,770,224
Security Description	Shares	Value
Photronics, Inc. (a)	336,719	$10,775,008
Power Integrations, Inc.	315,740	11,221,400
Qorvo, Inc. (a)	177,384	14,990,722
Semtech Corp. (a)	148,602	10,950,481
SolarEdge Technologies, Inc. (a)(b)	140,801	4,062,109
Ultra Clean Holdings, Inc. (a)	259,728	6,578,910
Veeco Instruments, Inc. (a)(b)	168,981	4,829,477
		139,225,580
SOFTWARE — 1.9%
A10 Networks, Inc.	140,863	2,491,866
ACI Worldwide, Inc. (a)	200,128	9,568,120
Alarm.com Holdings, Inc. (a)	119,652	6,104,645
Box, Inc. Class A (a)	289,630	8,662,833
Cleanspark, Inc. (a)(b)	674,839	6,829,371
MARA Holdings, Inc. (a)(b)	971,740	8,726,225
N-able, Inc. (a)	213,054	1,593,644
NCR Voyix Corp. (a)(b)	789,952	8,057,510
Progress Software Corp. (a)	79,036	3,395,387
Q2 Holdings, Inc. (a)	132,056	9,529,161
SPS Commerce, Inc. (a)	86,212	7,684,076
Teradata Corp. (a)	229,189	6,976,513
		79,619,351
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT (b)	321,414	7,411,807
Millrose Properties, Inc. REIT	360,752	10,775,662
Outfront Media, Inc. REIT	266,408	6,420,433
Safehold, Inc. REIT (b)	262,395	3,592,187
		28,200,089
SPECIALTY RETAIL — 5.1%
Academy Sports & Outdoors, Inc. (b)	379,548	18,962,218
Advance Auto Parts, Inc. (b)	342,889	13,475,538
American Eagle Outfitters, Inc.	520,743	13,731,993
Asbury Automotive Group, Inc. (a)(b)	111,048	25,821,991
Buckle, Inc.	69,198	3,696,557
CarMax, Inc. (a)	838,878	32,414,246
Group 1 Automotive, Inc.	70,663	27,791,758
Guess?, Inc.	175,272	2,935,806
MarineMax, Inc. (a)(b)	107,900	2,614,417
Monro, Inc. (b)	171,491	3,436,680
Sally Beauty Holdings, Inc. (a)	556,980	7,942,535
Signet Jewelers Ltd. (b)	233,954	19,390,107
Sonic Automotive, Inc. Class A	84,751	5,242,697
Upbound Group, Inc.	299,166	5,253,355
Victoria's Secret & Co. (a)(b)	457,966	24,808,018
		207,517,916
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a)(b)	267,929	1,591,498
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter's, Inc.	208,613	6,765,320

See accompanying notes to financial statements.
57

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
G-III Apparel Group Ltd.	212,508	$6,154,232
Kontoor Brands, Inc.	134,450	8,213,550
Oxford Industries, Inc. (b)	79,850	2,730,870
Steven Madden Ltd. (b)	182,702	7,607,711
Under Armour, Inc. Class A (a)(b)	1,082,683	5,380,935
Under Armour, Inc. Class C (a)(b)	682,333	3,275,198
Wolverine World Wide, Inc.	468,246	8,498,665
		48,626,481
TOBACCO — 0.2%
Universal Corp. (b)	142,270	7,504,743
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	257,455	16,536,335
Boise Cascade Co.	211,132	15,539,315
DNOW, Inc. (a)	1,058,603	14,026,490
Rush Enterprises, Inc. Class A	345,518	18,637,241
		64,739,381
WATER UTILITIES — 0.6%
American States Water Co.	77,585	5,623,361
California Water Service Group	177,078	7,672,790
H2O America	190,209	9,318,339
Middlesex Water Co. (b)	49,046	2,472,899
		25,087,389
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	561,410	23,017,810
TOTAL COMMON STOCKS (Cost $4,218,979,685)		4,074,382,570
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	4,420,191	4,420,191
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	277,644,114	$277,644,114
TOTAL SHORT-TERM INVESTMENTS (Cost $282,064,305)		282,064,305
TOTAL INVESTMENTS — 106.7% (Cost $4,501,043,990)		4,356,446,875
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(271,927,972)
NET ASSETS — 100.0%		$4,084,518,903
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,074,382,570	$—	$—	$4,074,382,570
Short-Term Investments	282,064,305	—	—	282,064,305
TOTAL INVESTMENTS	$4,356,446,875	$—	$—	$4,356,446,875
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,043,241	$3,043,241	$130,993,522	$129,616,572	$—	$—	4,420,191	$4,420,191	$96,385
State Street Navigator Securities Lending Portfolio II	320,824,963	320,824,963	1,255,984,949	1,299,165,798	—	—	277,644,114	277,644,114	563,273
Total		$323,868,204	$1,386,978,471	$1,428,782,370	$—	$—		$282,064,305	$659,658
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 3.2%
AAR Corp. (a)	190	$15,730
AeroVironment, Inc. (a)	145	35,074
ATI, Inc. (a)	563	64,610
Axon Enterprise, Inc. (a)	374	212,406
Boeing Co. (a)	3,494	758,617
BWX Technologies, Inc.	409	70,692
Carpenter Technology Corp.	224	70,524
Curtiss-Wright Corp.	169	93,165
General Dynamics Corp.	615	207,046
General Electric Co.	5,007	1,542,306
Hexcel Corp.	79	5,838
Howmet Aerospace, Inc.	2,015	413,115
Huntington Ingalls Industries, Inc.	175	59,512
Kratos Defense & Security Solutions, Inc. (a)	843	63,992
L3Harris Technologies, Inc.	504	147,959
Lockheed Martin Corp.	130	62,877
Mercury Systems, Inc. (a)	277	20,224
Moog, Inc. Class A	29	7,063
Northrop Grumman Corp.	360	205,276
RTX Corp.	5,292	970,553
Textron, Inc.	207	18,044
TransDigm Group, Inc.	78	103,728
Woodward, Inc.	270	81,627
		5,229,978
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	407	65,429
Expeditors International of Washington, Inc.	170	25,332
FedEx Corp.	81	23,398
Forward Air Corp. (a)(b)	62	1,550
GXO Logistics, Inc. (a)	22	1,158
Hub Group, Inc. Class A	49	2,088
United Parcel Service, Inc. Class B	96	9,522
		128,477
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	131	6,589
Allegiant Travel Co. (a)	5	426
American Airlines Group, Inc. (a)	256	3,925
Delta Air Lines, Inc.	580	40,252
JetBlue Airways Corp. (a)	106	482
SkyWest, Inc. (a)	47	4,719
Southwest Airlines Co.	739	30,543
United Airlines Holdings, Inc. (a)	873	97,619
		184,555
AUTO COMPONENTS — 0.1%
Adient PLC (a)	26	498
American Axle & Manufacturing Holdings, Inc. (a)	115	737
Aptiv PLC (a)	975	74,188
Autoliv, Inc.	264	31,337
BorgWarner, Inc.	747	33,660
Security Description	Shares	Value
Dana, Inc.	635	$15,087
Dorman Products, Inc. (a)	102	12,565
Fox Factory Holding Corp. (a)	4	68
Gentex Corp.	134	3,118
Gentherm, Inc. (a)	72	2,619
Goodyear Tire & Rubber Co. (a)	68	596
LCI Industries	3	364
Lear Corp.	88	10,085
Patrick Industries, Inc.	75	8,132
Phinia, Inc.	98	6,144
Standard Motor Products, Inc.	64	2,358
Visteon Corp.	96	9,130
XPEL, Inc. (a)	2	100
		210,786
AUTOMOBILES — 3.9%
Ford Motor Co.	10,520	138,022
General Motors Co.	2,563	208,423
Harley-Davidson, Inc. (b)	83	1,701
Tesla, Inc. (a)	13,338	5,998,365
Thor Industries, Inc.	10	1,027
Winnebago Industries, Inc.	3	122
		6,347,660
BANKS — 4.8%
Ameris Bancorp	141	10,472
Associated Banc-Corp.	400	10,304
Atlantic Union Bankshares Corp.	26	918
Axos Financial, Inc. (a)	109	9,391
Banc of California, Inc.	130	2,508
BancFirst Corp.	67	7,103
Bancorp, Inc. (a)	231	15,597
Bank of America Corp.	18,099	995,445
Bank of Hawaii Corp.	55	3,760
Bank OZK	206	9,480
BankUnited, Inc.	78	3,476
Banner Corp.	41	2,569
Beacon Financial Corp.	156	4,114
Cadence Bank	257	11,010
Capitol Federal Financial, Inc.	71	484
Cathay General Bancorp	131	6,339
Central Pacific Financial Corp.	66	2,057
Citigroup, Inc.	8,034	937,487
Citizens Financial Group, Inc.	1,494	87,265
City Holding Co.	17	2,026
Columbia Banking System, Inc.	252	7,043
Comerica, Inc.	252	21,906
Commerce Bancshares, Inc.	198	10,363
Community Financial System, Inc.	55	3,159
Cullen/Frost Bankers, Inc.	58	7,345
Customers Bancorp, Inc. (a)	146	10,676
CVB Financial Corp.	120	2,232
Dime Community Bancshares, Inc.	85	2,558
Eagle Bancorp, Inc.	71	1,521
East West Bancorp, Inc.	229	25,737
FB Financial Corp.	60	3,348
Fifth Third Bancorp	765	35,810

See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
First BanCorp	223	$4,623
First Bancorp/Southern Pines NC	138	7,009
First Commonwealth Financial Corp.	88	1,484
First Financial Bancorp	150	3,753
First Financial Bankshares, Inc.	126	3,764
First Hawaiian, Inc.	218	5,515
First Horizon Corp.	1,755	41,945
Flagstar Bank NA	503	6,333
FNB Corp.	585	10,004
Fulton Financial Corp.	189	3,653
Glacier Bancorp, Inc.	152	6,696
Hancock Whitney Corp.	191	12,163
Hanmi Financial Corp.	159	4,298
Heritage Financial Corp.	163	3,855
Hilltop Holdings, Inc.	96	3,258
Home BancShares, Inc.	347	9,640
Hope Bancorp, Inc.	255	2,795
Huntington Bancshares, Inc.	3,425	59,424
Independent Bank Corp.	79	5,773
International Bancshares Corp.	86	5,714
JPMorgan Chase & Co.	11,525	3,713,586
KeyCorp	1,792	36,987
Lakeland Financial Corp.	8	456
M&T Bank Corp.	179	36,065
National Bank Holdings Corp. Class A	24	912
NBT Bancorp, Inc.	24	996
Northwest Bancshares, Inc.	359	4,308
OFG Bancorp	59	2,418
Old National Bancorp	724	16,152
Park National Corp.	16	2,435
Pathward Financial, Inc.	70	4,970
PNC Financial Services Group, Inc.	555	115,845
Preferred Bank	19	1,794
Prosperity Bancshares, Inc.	121	8,362
Provident Financial Services, Inc.	173	3,417
Regions Financial Corp.	1,971	53,414
Renasant Corp.	195	6,868
S&T Bancorp, Inc.	18	708
Seacoast Banking Corp. of Florida	140	4,399
ServisFirst Bancshares, Inc.	65	4,666
Simmons First National Corp. Class A	92	1,734
Southside Bancshares, Inc.	61	1,854
Southstate Bank Corp.	104	9,787
Stellar Bancorp, Inc.	164	5,074
Synovus Financial Corp.	113	5,656
Texas Capital Bancshares, Inc. (a)	76	6,881
Tompkins Financial Corp.	15	1,088
Triumph Financial, Inc. (a)	3	188
Truist Financial Corp.	1,818	89,464
TrustCo Bank Corp.	61	2,521
Trustmark Corp.	131	5,102
U.S. Bancorp	1,795	95,781
UMB Financial Corp.	133	15,300
United Bankshares, Inc.	186	7,142
Security Description	Shares	Value
United Community Banks, Inc.	167	$5,214
Valley National Bancorp	1,178	13,759
WaFd, Inc.	39	1,249
Webster Financial Corp.	419	26,372
Wells Fargo & Co.	10,873	1,013,364
Westamerica BanCorp	4	191
Western Alliance Bancorp	140	11,770
Wintrust Financial Corp.	147	20,554
WSFS Financial Corp.	71	3,922
Zions Bancorp NA	280	16,391
		7,834,318
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	5	976
Brown-Forman Corp. Class B (b)	95	2,476
Celsius Holdings, Inc. (a)	798	36,500
Coca-Cola Co.	4,468	312,358
Coca-Cola Consolidated, Inc.	75	11,497
Constellation Brands, Inc. Class A	21	2,897
Keurig Dr. Pepper, Inc.	174	4,874
Molson Coors Beverage Co. Class B	64	2,987
Monster Beverage Corp. (a)	2,103	161,237
National Beverage Corp. (a)	12	383
PepsiCo, Inc.	525	75,348
		611,533
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	3,850	879,686
ACADIA Pharmaceuticals, Inc. (a)	560	14,958
ADMA Biologics, Inc. (a)	93	1,696
Alkermes PLC (a)	316	8,842
Amgen, Inc.	208	68,080
Arcus Biosciences, Inc. (a)	9	214
Arrowhead Pharmaceuticals, Inc. (a)	657	43,618
Biogen, Inc. (a)	16	2,816
BioMarin Pharmaceutical, Inc. (a)	17	1,010
Catalyst Pharmaceuticals, Inc. (a)	45	1,050
Cytokinetics, Inc. (a)	169	10,738
Dynavax Technologies Corp. (a)	247	3,799
Exelixis, Inc. (a)	725	31,777
Gilead Sciences, Inc.	3,975	487,892
Halozyme Therapeutics, Inc. (a)	523	35,198
Incyte Corp. (a)	314	31,014
Krystal Biotech, Inc. (a)	3	740
Moderna, Inc. (a)	53	1,563
Myriad Genetics, Inc. (a)	11	68
Neurocrine Biosciences, Inc. (a)	217	30,777
Protagonist Therapeutics, Inc. (a)	264	23,058
Regeneron Pharmaceuticals, Inc.	15	11,578
Roivant Sciences Ltd. (a)	1,490	32,333
Sarepta Therapeutics, Inc. (a)	11	237
TG Therapeutics, Inc. (a)	573	17,081
United Therapeutics Corp. (a)	74	36,057
Veracyte, Inc. (a)	4	168
Vericel Corp. (a)	49	1,764
Vertex Pharmaceuticals, Inc. (a)	35	15,868

See accompanying notes to financial statements.
61

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	9	$54
Xencor, Inc. (a)	18	276
		1,794,010
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	23,712	5,473,204
eBay, Inc.	2,029	176,726
Etsy, Inc. (a)	319	17,685
Kohl's Corp.	60	1,225
Macy's, Inc.	731	16,119
Ollie's Bargain Outlet Holdings, Inc. (a)	258	28,279
		5,713,238
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	58	3,879
AAON, Inc. (b)	28	2,135
Advanced Drainage Systems, Inc.	13	1,883
Allegion PLC	275	43,786
American Woodmark Corp. (a)	19	1,024
Apogee Enterprises, Inc.	3	109
Armstrong World Industries, Inc.	154	29,429
AZZ, Inc.	86	9,218
Builders FirstSource, Inc. (a)	16	1,646
Carlisle Cos., Inc.	5	1,599
Carrier Global Corp.	308	16,275
CSW Industrials, Inc.	6	1,761
Fortune Brands Innovations, Inc.	48	2,401
Gibraltar Industries, Inc. (a)	11	544
Griffon Corp.	66	4,861
Hayward Holdings, Inc. (a)	196	3,028
Insteel Industries, Inc.	67	2,122
Johnson Controls International PLC	2,744	328,594
Lennox International, Inc.	17	8,255
Masco Corp.	88	5,585
Masterbrand, Inc. (a)	123	1,358
Owens Corning	10	1,119
Quanex Building Products Corp.	77	1,184
Resideo Technologies, Inc. (a)	683	23,987
Simpson Manufacturing Co., Inc.	18	2,907
Trane Technologies PLC	486	189,151
Trex Co., Inc. (a)	15	526
UFP Industries, Inc.	8	728
Zurn Elkay Water Solutions Corp.	423	19,665
		708,759
CAPITAL MARKETS — 3.6%
Acadian Asset Management, Inc.	82	3,854
Affiliated Managers Group, Inc.	56	16,144
Ameriprise Financial, Inc.	87	42,660
Artisan Partners Asset Management, Inc. Class A	132	5,378
Bank of New York Mellon Corp.	3,163	367,193
BGC Group, Inc. Class A	328	2,929
Blackrock, Inc.	388	415,292
Blackstone, Inc.	849	130,865
Carlyle Group, Inc.	835	49,357
Security Description	Shares	Value
Cboe Global Markets, Inc.	228	$57,228
Charles Schwab Corp.	6,214	620,841
CME Group, Inc.	969	264,614
Cohen & Steers, Inc.	17	1,067
Coinbase Global, Inc. Class A (a)	1,130	255,538
Donnelley Financial Solutions, Inc. (a)	2	93
Evercore, Inc. Class A	123	41,851
FactSet Research Systems, Inc.	4	1,161
Federated Hermes, Inc.	293	15,256
Franklin Resources, Inc.	768	18,347
Goldman Sachs Group, Inc.	1,347	1,184,013
Hamilton Lane, Inc. Class A	5	672
Houlihan Lokey, Inc.	148	25,780
Interactive Brokers Group, Inc. Class A	2,112	135,823
Intercontinental Exchange, Inc.	805	130,378
Invesco Ltd.	1,659	43,582
Janus Henderson Group PLC	271	12,891
Jefferies Financial Group, Inc.	169	10,473
KKR & Co., Inc.	440	56,091
MarketAxess Holdings, Inc.	4	725
Moelis & Co. Class A	78	5,362
Moody's Corp.	177	90,420
Morgan Stanley	4,510	800,660
Morningstar, Inc.	3	652
MSCI, Inc.	68	39,014
Nasdaq, Inc.	1,221	118,596
Northern Trust Corp.	712	97,252
Piper Sandler Cos.	36	12,230
PJT Partners, Inc. Class A	96	16,051
Raymond James Financial, Inc.	387	62,148
Robinhood Markets, Inc. Class A (a)	3,934	444,935
S&P Global, Inc.	280	146,325
SEI Investments Co.	206	16,896
State Street Corp. (c)	836	107,852
StepStone Group, Inc. Class A	163	10,460
Stifel Financial Corp.	176	22,039
StoneX Group, Inc. (a)	249	23,687
T. Rowe Price Group, Inc.	199	20,374
Victory Capital Holdings, Inc. Class A	4	252
Virtu Financial, Inc. Class A	173	5,764
Virtus Investment Partners, Inc.	4	653
WisdomTree, Inc. (b)	415	5,059
		5,956,777
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.	87	21,491
Albemarle Corp.	16	2,263
Ashland, Inc.	52	3,051
Avient Corp.	33	1,031
Axalta Coating Systems Ltd. (a)	92	2,972
Balchem Corp.	20	3,067
Cabot Corp.	32	2,121
Celanese Corp.	15	634
CF Industries Holdings, Inc.	271	20,959

See accompanying notes to financial statements.
62

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chemours Co.	78	$920
Corteva, Inc.	1,131	75,811
Dow, Inc.	107	2,502
DuPont de Nemours, Inc.	191	7,678
Eastman Chemical Co.	14	894
Ecolab, Inc.	427	112,096
Element Solutions, Inc.	105	2,624
FMC Corp. (b)	52	721
Hawkins, Inc.	100	14,206
HB Fuller Co.	7	416
Ingevity Corp. (a)	24	1,420
Innospec, Inc.	3	230
International Flavors & Fragrances, Inc.	41	2,763
Koppers Holdings, Inc.	16	433
Linde PLC	542	231,103
LyondellBasell Industries NV Class A	41	1,775
Minerals Technologies, Inc.	13	792
Mosaic Co.	1,100	26,499
NewMarket Corp.	29	19,931
Olin Corp.	58	1,208
PPG Industries, Inc.	89	9,119
Quaker Chemical Corp.	16	2,197
RPM International, Inc.	94	9,776
Scotts Miracle-Gro Co.	18	1,050
Sensient Technologies Corp.	166	15,596
Sherwin-Williams Co.	209	67,722
Solstice Advanced Materials, Inc. (a)	182	8,842
Stepan Co.	7	332
Westlake Corp.	1	74
		676,319
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	23	973
Brady Corp. Class A	47	3,683
Brink's Co.	92	10,739
Cintas Corp.	305	57,361
Clean Harbors, Inc. (a)	46	10,786
Copart, Inc. (a)	342	13,389
CoreCivic, Inc. (a)	549	10,491
Deluxe Corp.	17	380
Enviri Corp. (a)	76	1,362
GEO Group, Inc. (a)	482	7,770
Healthcare Services Group, Inc. (a)	198	3,786
HNI Corp.	38	1,598
Interface, Inc.	125	3,490
Liquidity Services, Inc. (a)	54	1,637
MillerKnoll, Inc.	33	603
MSA Safety, Inc.	26	4,164
OPENLANE, Inc. (a)	490	14,592
Pitney Bowes, Inc.	847	8,953
RB Global, Inc.	596	61,310
Republic Services, Inc.	443	93,885
Rollins, Inc.	790	47,416
Tetra Tech, Inc.	46	1,543
UniFirst Corp.	27	5,208
Security Description	Shares	Value
Veralto Corp.	256	$25,544
Vestis Corp.	12	80
Waste Management, Inc.	429	94,256
		484,999
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	4,624	605,883
Calix, Inc. (a)	240	12,703
Ciena Corp. (a)	706	165,112
Cisco Systems, Inc.	11,672	899,094
Digi International, Inc. (a)	22	952
Extreme Networks, Inc. (a)	392	6,527
F5, Inc. (a)	214	54,626
Harmonic, Inc. (a)	12	119
Lumentum Holdings, Inc. (a)	348	128,269
Motorola Solutions, Inc.	190	72,831
NetScout Systems, Inc. (a)	150	4,059
Viasat, Inc. (a)	671	23,123
Viavi Solutions, Inc. (a)	878	15,646
		1,988,944
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	355	33,842
API Group Corp. (a)	1,563	59,800
Arcosa, Inc.	52	5,529
Comfort Systems USA, Inc.	175	163,326
Dycom Industries, Inc. (a)	136	45,954
EMCOR Group, Inc.	202	123,582
Everus Construction Group, Inc. (a)	202	17,283
Fluor Corp. (a)	19	753
Granite Construction, Inc. (b)	153	17,649
MasTec, Inc. (a)	297	64,559
MYR Group, Inc. (a)	61	13,329
Quanta Services, Inc.	554	233,821
Sterling Infrastructure, Inc. (a)	153	46,853
Valmont Industries, Inc.	51	20,518
		846,798
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	14	2,894
Knife River Corp. (a)	7	493
Martin Marietta Materials, Inc.	87	54,171
Vulcan Materials Co.	220	62,748
		120,306
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	611	27,672
American Express Co.	1,448	535,688
Bread Financial Holdings, Inc.	105	7,773
Capital One Financial Corp.	2,214	536,585
Encore Capital Group, Inc. (a)	11	598
Enova International, Inc. (a)	103	16,192
EZCORP, Inc. Class A (a)	255	4,952
FirstCash Holdings, Inc.	142	22,632
Navient Corp.	153	1,989
PRA Group, Inc. (a)	58	1,026
PROG Holdings, Inc.	6	177
SLM Corp.	615	16,642

See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	1,287	$107,374
		1,279,300
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.6%
Albertsons Cos., Inc. Class A	360	6,181
Andersons, Inc.	51	2,712
BJ's Wholesale Club Holdings, Inc. (a)	185	16,656
Casey's General Stores, Inc.	147	81,248
Chefs' Warehouse, Inc. (a)	179	11,157
Costco Wholesale Corp.	624	538,100
Dollar General Corp.	763	101,304
Dollar Tree, Inc. (a)	872	107,265
Grocery Outlet Holding Corp. (a)	84	848
Kroger Co.	1,636	102,217
Maplebear, Inc. (a)	70	3,149
Performance Food Group Co. (a)	460	41,363
PriceSmart, Inc.	113	13,862
Sprouts Farmers Market, Inc. (a)	39	3,107
Sysco Corp.	787	57,994
Target Corp.	67	6,549
U.S. Foods Holding Corp. (a)	607	45,719
United Natural Foods, Inc. (a)	198	6,667
Walmart, Inc.	12,937	1,441,311
		2,587,409
CONTAINERS & PACKAGING — 0.0% *
Amcor PLC	294	2,452
AptarGroup, Inc.	8	976
Avery Dennison Corp.	33	6,002
Ball Corp.	54	2,860
Crown Holdings, Inc.	131	13,489
Graphic Packaging Holding Co.	47	708
Greif, Inc. Class A	18	1,219
International Paper Co.	204	8,036
O-I Glass, Inc. (a)	126	1,860
Packaging Corp. of America	78	16,086
Sealed Air Corp.	68	2,817
Silgan Holdings, Inc. (b)	115	4,642
Smurfit WestRock PLC	202	7,811
Sonoco Products Co.	79	3,448
		72,406
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	376	46,233
LKQ Corp.	184	5,557
Pool Corp.	4	915
		52,705
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	179	18,521
Duolingo, Inc. (a)	56	9,828
Frontdoor, Inc. (a)	253	14,596
Graham Holdings Co. Class B	11	12,085
Grand Canyon Education, Inc. (a)	105	17,462
H&R Block, Inc.	52	2,266
Matthews International Corp. Class A	56	1,463
Security Description	Shares	Value
Mister Car Wash, Inc. (a)	227	$1,262
Perdoceo Education Corp.	170	4,986
Service Corp. International	162	12,631
Strategic Education, Inc.	2	160
Stride, Inc. (a)	191	12,402
		107,662
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	148	3,055
American Assets Trust, Inc. REIT	53	1,003
Armada Hoffler Properties, Inc. REIT	92	609
Essential Properties Realty Trust, Inc. REIT	177	5,250
Global Net Lease, Inc. REIT	206	1,772
WP Carey, Inc. REIT	620	39,903
		51,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	22,910	569,084
Cogent Communications Holdings, Inc.	44	949
Frontier Communications Parent, Inc. (a)	379	14,428
Iridium Communications, Inc.	132	2,294
Lumen Technologies, Inc. (a)	606	4,709
Shenandoah Telecommunications Co.	152	1,757
Uniti Group, Inc.	56	393
Verizon Communications, Inc.	5,943	242,058
		835,672
ELECTRIC UTILITIES — 1.0%
Alliant Energy Corp.	560	36,406
American Electric Power Co., Inc.	1,301	150,018
Constellation Energy Corp.	841	297,100
Duke Energy Corp.	1,098	128,697
Edison International	57	3,421
Entergy Corp.	1,200	110,916
Evergy, Inc.	836	60,602
Eversource Energy	714	48,074
Exelon Corp.	2,460	107,231
FirstEnergy Corp.	1,000	44,770
IDACORP, Inc.	195	24,679
MGE Energy, Inc.	55	4,313
NextEra Energy, Inc.	1,847	148,277
NRG Energy, Inc.	916	145,864
OGE Energy Corp.	491	20,966
Otter Tail Corp.	22	1,778
PG&E Corp.	318	5,110
Pinnacle West Capital Corp.	136	12,063
Portland General Electric Co.	54	2,592
PPL Corp.	1,612	56,452
Southern Co.	1,552	135,334
TXNM Energy, Inc.	389	22,904
Xcel Energy, Inc.	1,590	117,437
		1,685,004

See accompanying notes to financial statements.
64

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.1%
Acuity, Inc.	65	$23,403
AMETEK, Inc.	267	54,818
Eaton Corp. PLC	848	270,096
Emerson Electric Co.	1,514	200,938
EnerSys	93	13,648
GE Vernova, Inc.	1,359	888,202
Generac Holdings, Inc. (a)	45	6,137
Hubbell, Inc.	48	21,317
Nextpower, Inc. Class A (a)	703	61,238
nVent Electric PLC	557	56,797
Powell Industries, Inc. (b)	27	8,607
Regal Rexnord Corp.	14	1,964
Rockwell Automation, Inc.	389	151,348
Sensata Technologies Holding PLC	19	633
Sunrun, Inc. (a)	562	10,341
Vicor Corp. (a)	52	5,699
		1,775,186
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Advanced Energy Industries, Inc.	169	35,384
Amphenol Corp. Class A	5,790	782,461
Arlo Technologies, Inc. (a)	496	6,939
Arrow Electronics, Inc. (a)	80	8,814
Avnet, Inc.	93	4,471
Badger Meter, Inc.	11	1,918
Belden, Inc.	46	5,361
Benchmark Electronics, Inc.	69	2,950
CDW Corp.	27	3,677
Cognex Corp.	324	11,657
Coherent Corp. (a)	338	62,385
Corning, Inc.	3,696	323,622
Crane NXT Co.	156	7,343
CTS Corp.	21	900
ePlus, Inc.	4	351
Fabrinet (a)	161	73,300
Flex Ltd. (a)	1,781	107,608
Insight Enterprises, Inc. (a)	4	326
IPG Photonics Corp. (a)	21	1,504
Itron, Inc. (a)	82	7,615
Jabil, Inc.	509	116,062
Keysight Technologies, Inc. (a)	376	76,399
Knowles Corp. (a)	162	3,472
Littelfuse, Inc.	12	3,035
Mirion Technologies, Inc. (a)	1,101	25,785
Novanta, Inc. (a)	25	2,975
OSI Systems, Inc. (a)	82	20,915
PC Connection, Inc.	7	404
Plexus Corp. (a)	49	7,203
Ralliant Corp.	148	7,535
Rogers Corp. (a)	2	183
Sanmina Corp. (a)	224	33,616
ScanSource, Inc. (a)	17	664
TD SYNNEX Corp.	325	48,825
TE Connectivity PLC	1,327	301,906
Teledyne Technologies, Inc. (a)	151	77,120
Security Description	Shares	Value
Trimble, Inc. (a)	825	$64,639
TTM Technologies, Inc. (a)	575	39,675
Vishay Intertechnology, Inc.	17	246
Vontier Corp.	282	10,485
Zebra Technologies Corp. Class A (a)	6	1,457
		2,291,187
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	644	16,757
Atlas Energy Solutions, Inc. (b)	225	2,120
Baker Hughes Co.	3,412	155,382
Bristow Group, Inc. (a)	69	2,527
Cactus, Inc. Class A	41	1,873
Core Laboratories, Inc.	28	449
Halliburton Co.	547	15,458
Helix Energy Solutions Group, Inc. (a)	9	56
Helmerich & Payne, Inc.	52	1,491
Innovex International, Inc. (a)	51	1,115
Kodiak Gas Services, Inc.	220	8,228
Liberty Energy, Inc.	18	332
Noble Corp. PLC (b)	4	113
NOV, Inc.	63	985
Oceaneering International, Inc. (a)	20	481
Patterson-UTI Energy, Inc.	58	354
RPC, Inc.	8	44
SLB Ltd.	573	21,992
TechnipFMC PLC	1,844	82,169
Tidewater, Inc. (a)	16	808
Valaris Ltd. (a)	57	2,873
Weatherford International PLC	8	626
		316,233
ENTERTAINMENT — 2.0%
Cinemark Holdings, Inc.	65	1,511
Electronic Arts, Inc.	780	159,377
Live Nation Entertainment, Inc. (a)	584	83,220
Madison Square Garden Sports Corp. (a)	20	5,173
Netflix, Inc. (a)	19,062	1,787,253
Take-Two Interactive Software, Inc. (a)	778	199,191
TKO Group Holdings, Inc.	328	68,552
Walt Disney Co.	4,839	550,533
Warner Bros Discovery, Inc. (a)	12,374	356,619
Warner Music Group Corp. Class A	154	4,723
		3,216,152
FINANCIAL SERVICES — 2.6%
Apollo Global Management, Inc.	294	42,560
Berkshire Hathaway, Inc. Class B (a)	3,057	1,536,601
Block, Inc. (a)	494	32,155
Corpay, Inc. (a)	25	7,523
Enact Holdings, Inc.	69	2,735
Equitable Holdings, Inc.	654	31,163
Essent Group Ltd.	132	8,581

See accompanying notes to financial statements.
65

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	62	$4,719
EVERTEC, Inc.	52	1,513
Fidelity National Information Services, Inc.	66	4,386
Fiserv, Inc. (a)	69	4,635
Global Payments, Inc.	49	3,793
HA Sustainable Infrastructure Capital, Inc.	54	1,697
Jack Henry & Associates, Inc.	29	5,292
Jackson Financial, Inc. Class A	79	8,425
Mastercard, Inc. Class A	1,788	1,020,734
MGIC Investment Corp.	502	14,669
NCR Atleos Corp. (a)	330	12,576
NMI Holdings, Inc. (a)	165	6,730
Payoneer Global, Inc. (a)	39	219
PayPal Holdings, Inc.	369	21,542
Radian Group, Inc.	178	6,406
Shift4 Payments, Inc. Class A (a)	24	1,511
Visa, Inc. Class A	4,113	1,442,470
Voya Financial, Inc.	61	4,544
Walker & Dunlop, Inc.	27	1,624
Western Union Co. (b)	138	1,285
WEX, Inc. (a)	5	745
		4,230,833
FOOD PRODUCTS — 0.1%
Archer-Daniels-Midland Co.	799	45,935
Bunge Global SA	125	11,135
Cal-Maine Foods, Inc.	100	7,957
Campbell's Co.	76	2,118
Conagra Brands, Inc.	68	1,177
Darling Ingredients, Inc. (a)	32	1,152
Flowers Foods, Inc.	20	218
Fresh Del Monte Produce, Inc.	64	2,280
General Mills, Inc.	68	3,162
Hershey Co.	210	38,216
Hormel Foods Corp.	112	2,654
Ingredion, Inc.	42	4,631
J&J Snack Foods Corp.	6	542
J.M. Smucker Co.	53	5,184
John B Sanfilippo & Son, Inc.	10	706
Kraft Heinz Co.	125	3,031
Lamb Weston Holdings, Inc.	75	3,142
Marzetti Co.	15	2,466
McCormick & Co., Inc.	98	6,675
Mondelez International, Inc. Class A	830	44,679
Pilgrim's Pride Corp.	40	1,560
Post Holdings, Inc. (a)	60	5,943
Simply Good Foods Co. (a)	80	1,606
Tootsie Roll Industries, Inc. (b)	61	2,234
TreeHouse Foods, Inc. (a)	53	1,250
Tyson Foods, Inc. Class A	182	10,669
		210,322
GAS UTILITIES — 0.1%
Atmos Energy Corp.	433	72,584
Chesapeake Utilities Corp.	47	5,864
Security Description	Shares	Value
MDU Resources Group, Inc.	445	$8,686
National Fuel Gas Co.	404	32,344
New Jersey Resources Corp.	134	6,180
Northwest Natural Holding Co.	108	5,048
ONE Gas, Inc.	130	10,043
Southwest Gas Holdings, Inc.	87	6,962
Spire, Inc.	170	14,059
UGI Corp.	963	36,045
		197,815
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	13	964
Avis Budget Group, Inc. (a)(b)	91	11,677
CSX Corp.	2,628	95,265
Heartland Express, Inc.	50	452
Hertz Global Holdings, Inc. (a)(b)	144	740
JB Hunt Transport Services, Inc.	10	1,943
Knight-Swift Transportation Holdings, Inc.	69	3,607
Landstar System, Inc.	13	1,868
Marten Transport Ltd.	131	1,491
Norfolk Southern Corp.	605	174,676
Old Dominion Freight Line, Inc.	23	3,606
RXO, Inc. (a)(b)	18	228
Ryder System, Inc.	118	22,584
Saia, Inc. (a)	11	3,592
Schneider National, Inc. Class B	104	2,759
Uber Technologies, Inc. (a)	7,216	589,619
Union Pacific Corp.	683	157,992
Werner Enterprises, Inc.	7	210
XPO, Inc. (a)	131	17,804
		1,091,077
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	4,685	586,984
Align Technology, Inc. (a)	10	1,561
Artivion, Inc. (a)	133	6,066
Avanos Medical, Inc. (a)	5	56
Baxter International, Inc.	79	1,510
Becton Dickinson & Co.	45	8,733
Boston Scientific Corp. (a)	3,230	307,980
CONMED Corp.	3	122
Cooper Cos., Inc. (a)	25	2,049
Dentsply Sirona, Inc.	42	480
Dexcom, Inc. (a)	249	16,526
Edwards Lifesciences Corp. (a)	1,280	109,120
Embecta Corp.	11	131
Enovis Corp. (a)	15	400
Envista Holdings Corp. (a)	150	3,256
GE HealthCare Technologies, Inc.	198	16,240
Glaukos Corp. (a)	21	2,371
Globus Medical, Inc. Class A (a)	47	4,104
Haemonetics Corp. (a)	44	3,527
Hologic, Inc. (a)	44	3,278
ICU Medical, Inc. (a)	3	428
IDEXX Laboratories, Inc. (a)	357	241,521
Inspire Medical Systems, Inc. (a)	12	1,107

See accompanying notes to financial statements.
66

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Insulet Corp. (a)	242	$68,786
Integer Holdings Corp. (a)	13	1,020
Integra LifeSciences Holdings Corp. (a)	7	87
Intuitive Surgical, Inc. (a)	136	77,025
Lantheus Holdings, Inc. (a)	9	599
LeMaitre Vascular, Inc.	23	1,865
LivaNova PLC (a)	69	4,246
Masimo Corp. (a)	42	5,462
Medtronic PLC	1,805	173,388
Merit Medical Systems, Inc. (a)	21	1,851
Neogen Corp. (a)	166	1,160
Omnicell, Inc. (a)	12	544
Penumbra, Inc. (a)	55	17,100
QuidelOrtho Corp. (a)	5	143
ResMed, Inc.	281	67,684
Solventum Corp. (a)	131	10,380
STAAR Surgical Co. (a)(b)	9	208
STERIS PLC	161	40,817
Stryker Corp.	396	139,182
Tandem Diabetes Care, Inc. (a)	9	198
Teleflex, Inc.	6	732
TransMedics Group, Inc. (a)(b)	126	15,328
UFP Technologies, Inc. (a)	1	222
Zimmer Biomet Holdings, Inc.	87	7,823
		1,953,400
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Acadia Healthcare Co., Inc. (a)(b)	50	710
AdaptHealth Corp. (a)	201	2,002
Addus HomeCare Corp. (a)	26	2,792
AMN Healthcare Services, Inc. (a)	21	331
Astrana Health, Inc. (a)	17	422
Cardinal Health, Inc.	1,071	220,090
Cencora, Inc.	721	243,518
Centene Corp. (a)	71	2,922
Chemed Corp.	5	2,139
Cigna Group	171	47,064
Concentra Group Holdings Parent, Inc.	106	2,086
CorVel Corp. (a)	35	2,368
CVS Health Corp.	4,713	374,024
DaVita, Inc. (a)	21	2,386
Elevance Health, Inc.	37	12,970
Encompass Health Corp.	296	31,417
Ensign Group, Inc.	97	16,897
HCA Healthcare, Inc.	398	185,810
HealthEquity, Inc. (a)	121	11,085
Henry Schein, Inc. (a)	65	4,913
Hims & Hers Health, Inc. (a)(b)	1,032	33,509
Humana, Inc.	108	27,662
Labcorp Holdings, Inc.	243	60,964
McKesson Corp.	558	457,722
Molina Healthcare, Inc. (a)	20	3,471
National HealthCare Corp.	19	2,605
NeoGenomics, Inc. (a)	14	165
Option Care Health, Inc. (a)	364	11,597
Security Description	Shares	Value
Pediatrix Medical Group, Inc. (a)	292	$6,246
Privia Health Group, Inc. (a)	326	7,729
Progyny, Inc. (a)	338	8,680
Quest Diagnostics, Inc.	299	51,885
RadNet, Inc. (a)	105	7,492
Select Medical Holdings Corp.	13	193
Tenet Healthcare Corp. (a)	311	61,802
U.S. Physical Therapy, Inc.	8	625
UnitedHealth Group, Inc.	116	38,293
Universal Health Services, Inc. Class B	25	5,450
		1,952,036
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	18	881
CareTrust REIT, Inc.	312	11,282
Healthcare Realty Trust, Inc. REIT	468	7,933
Healthpeak Properties, Inc. REIT	304	4,888
LTC Properties, Inc. REIT	14	481
Medical Properties Trust, Inc. REIT	637	3,185
Omega Healthcare Investors, Inc. REIT	414	18,357
Sabra Health Care REIT, Inc.	446	8,447
Universal Health Realty Income Trust REIT	49	1,921
Ventas, Inc. REIT	639	49,446
Welltower, Inc. REIT	2,377	441,195
		548,016
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	159	1,401
Doximity, Inc. Class A (a)	649	28,737
HealthStream, Inc.	70	1,615
Schrodinger, Inc. (a)	59	1,055
Waystar Holding Corp. (a)	397	13,002
		45,810
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	101	1,197
DiamondRock Hospitality Co. REIT	133	1,192
Host Hotels & Resorts, Inc. REIT	605	10,727
Park Hotels & Resorts, Inc. REIT (b)	32	335
Pebblebrook Hotel Trust REIT	16	181
Ryman Hospitality Properties, Inc. REIT	46	4,352
Summit Hotel Properties, Inc. REIT	329	1,602
Sunstone Hotel Investors, Inc. REIT	116	1,037
Xenia Hotels & Resorts, Inc. REIT	102	1,442
		22,065
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	165	22,394
Aramark	235	8,662
BJ's Restaurants, Inc. (a)	45	1,773
Bloomin' Brands, Inc.	9	56
Booking Holdings, Inc.	70	374,873
Boyd Gaming Corp.	160	13,638

See accompanying notes to financial statements.
67

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Brinker International, Inc. (a)	144	$20,667
Caesars Entertainment, Inc. (a)	41	959
Carnival Corp. (a)	3,756	114,708
Cava Group, Inc. (a)(b)	12	704
Cheesecake Factory, Inc.	123	6,209
Chipotle Mexican Grill, Inc. (a)	172	6,364
Choice Hotels International, Inc. (b)	9	857
Churchill Downs, Inc.	25	2,845
Cracker Barrel Old Country Store, Inc.	12	305
Darden Restaurants, Inc.	316	58,150
Dave & Buster's Entertainment, Inc. (a)	10	162
Domino's Pizza, Inc.	37	15,422
DoorDash, Inc. Class A (a)	1,754	397,246
Expedia Group, Inc.	440	124,656
Golden Entertainment, Inc.	7	190
Hilton Grand Vacations, Inc. (a)	84	3,759
Hilton Worldwide Holdings, Inc.	332	95,367
Hyatt Hotels Corp. Class A (b)	27	4,329
Las Vegas Sands Corp.	355	23,107
Marriott International, Inc. Class A	204	63,289
Marriott Vacations Worldwide Corp. (b)	4	231
McDonald's Corp.	1,006	307,464
MGM Resorts International (a)	124	4,525
Monarch Casino & Resort, Inc.	9	861
Norwegian Cruise Line Holdings Ltd. (a)	404	9,017
Papa John's International, Inc. (b)	15	577
Penn Entertainment, Inc. (a)	177	2,611
Planet Fitness, Inc. Class A (a)	287	31,131
Pursuit Attractions & Hospitality, Inc. (a)	51	1,718
Royal Caribbean Cruises Ltd.	1,132	315,738
Sabre Corp. (a)	58	79
Shake Shack, Inc. Class A (a)	5	406
Six Flags Entertainment Corp. (a)(b)	89	1,365
Starbucks Corp.	438	36,884
Texas Roadhouse, Inc.	36	5,976
Travel & Leisure Co.	173	12,202
Vail Resorts, Inc. (b)	8	1,062
Wendy's Co. (b)	133	1,108
Wingstop, Inc. (b)	4	954
Wyndham Hotels & Resorts, Inc.	49	3,702
Wynn Resorts Ltd.	248	29,842
Yum! Brands, Inc.	675	102,114
		2,230,258
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	35	20,676
Century Communities, Inc.	3	178
Champion Homes, Inc. (a)	7	591
DR Horton, Inc.	247	35,575
Ethan Allen Interiors, Inc.	12	274
Garmin Ltd.	441	89,457
Green Brick Partners, Inc. (a)	26	1,629
Security Description	Shares	Value
Installed Building Products, Inc.	50	$12,969
KB Home	41	2,313
La-Z-Boy, Inc.	15	559
Leggett & Platt, Inc.	14	154
Lennar Corp. Class A	2	206
LGI Homes, Inc. (a)	2	86
M/I Homes, Inc. (a)	3	384
Meritage Homes Corp.	9	592
Mohawk Industries, Inc. (a)	10	1,093
Newell Brands, Inc.	61	227
NVR, Inc. (a)	1	7,293
PulteGroup, Inc.	227	26,618
Somnigroup International, Inc.	996	88,923
Sonos, Inc. (a)	74	1,299
Taylor Morrison Home Corp. (a)	71	4,180
Toll Brothers, Inc.	45	6,085
TopBuild Corp. (a)	41	17,105
Tri Pointe Homes, Inc. (a)	15	472
Whirlpool Corp.	7	505
		319,443
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	41	1,197
Church & Dwight Co., Inc.	95	7,966
Clorox Co.	15	1,512
Colgate-Palmolive Co.	313	24,733
Energizer Holdings, Inc.	12	239
Kimberly-Clark Corp.	213	21,489
Procter & Gamble Co.	1,502	215,252
Reynolds Consumer Products, Inc.	4	92
WD-40 Co.	7	1,378
		273,858
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	121	1,735
Clearway Energy, Inc. Class A	164	5,153
Clearway Energy, Inc. Class C	97	3,226
Ormat Technologies, Inc.	146	16,129
Talen Energy Corp. (a)	228	85,463
Vistra Corp.	1,430	230,702
		342,408
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,435	229,743
Honeywell International, Inc.	732	142,806
		372,549
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	42	7,482
First Industrial Realty Trust, Inc. REIT	100	5,727
Innovative Industrial Properties, Inc. REIT	4	189
LXP Industrial Trust REIT	46	2,281
Prologis, Inc. REIT	1,070	136,596
Rexford Industrial Realty, Inc. REIT	104	4,027

See accompanying notes to financial statements.
68

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
STAG Industrial, Inc. REIT	138	$5,073
Terreno Realty Corp. REIT	52	3,053
		164,428
INSURANCE — 1.1%
Aflac, Inc.	678	74,763
Allstate Corp.	573	119,270
American Financial Group, Inc.	185	25,286
American International Group, Inc.	637	54,495
AMERISAFE, Inc.	8	307
Aon PLC Class A	192	67,753
Arch Capital Group Ltd. (a)	334	32,037
Arthur J Gallagher & Co.	360	93,164
Assurant, Inc.	110	26,494
Assured Guaranty Ltd.	99	8,897
Brighthouse Financial, Inc. (a)	95	6,155
Brown & Brown, Inc.	113	9,006
Chubb Ltd.	333	103,936
Cincinnati Financial Corp.	340	55,529
CNO Financial Group, Inc.	246	10,448
Employers Holdings, Inc.	68	2,936
Erie Indemnity Co. Class A	9	2,580
Everest Group Ltd.	38	12,895
F&G Annuities & Life, Inc.	20	617
Fidelity National Financial, Inc.	343	18,724
First American Financial Corp.	117	7,189
Genworth Financial, Inc. (a)	896	8,091
Globe Life, Inc.	280	39,161
Goosehead Insurance, Inc. Class A	3	221
Hanover Insurance Group, Inc.	97	17,729
Hartford Insurance Group, Inc.	759	104,590
HCI Group, Inc.	47	9,009
Horace Mann Educators Corp.	161	7,435
Kemper Corp.	110	4,459
Kinsale Capital Group, Inc.	18	7,040
Lincoln National Corp.	381	16,966
Loews Corp.	487	51,286
Marsh & McLennan Cos., Inc.	317	58,810
Mercury General Corp.	59	5,550
MetLife, Inc.	787	62,126
Old Republic International Corp.	828	37,790
Palomar Holdings, Inc. (a)	119	16,036
Primerica, Inc.	37	9,559
Principal Financial Group, Inc.	233	20,553
ProAssurance Corp. (a)	181	4,373
Progressive Corp.	676	153,939
Prudential Financial, Inc.	150	16,932
Reinsurance Group of America, Inc.	29	5,900
RenaissanceRe Holdings Ltd.	50	14,058
RLI Corp.	35	2,239
Ryan Specialty Holdings, Inc.	44	2,272
Safety Insurance Group, Inc.	10	779
Selective Insurance Group, Inc.	53	4,435
SiriusPoint Ltd. (a)	375	8,209
Stewart Information Services Corp.	28	1,967
Travelers Cos., Inc.	491	142,419
Security Description	Shares	Value
Trupanion, Inc. (a)	4	$149
United Fire Group, Inc.	66	2,399
Unum Group	424	32,860
W.R. Berkley Corp.	1,114	78,114
Willis Towers Watson PLC	216	70,978
		1,750,914
INTERACTIVE MEDIA & SERVICES — 11.6%
Alphabet, Inc. Class A	24,630	7,709,190
Alphabet, Inc. Class C	19,686	6,177,467
Cargurus, Inc. (a)	266	10,201
Cars.com, Inc. (a)	154	1,879
IAC, Inc. (a)	62	2,424
Match Group, Inc.	118	3,810
Meta Platforms, Inc. Class A	7,544	4,979,719
QuinStreet, Inc. (a)	64	920
Shutterstock, Inc.	68	1,299
TripAdvisor, Inc. (a)	86	1,252
Yelp, Inc. (a)	12	365
Ziff Davis, Inc. (a)	62	2,179
ZoomInfo Technologies, Inc. (a)	58	590
		18,891,295
IT SERVICES — 0.8%
Accenture PLC Class A	78	20,927
Akamai Technologies, Inc. (a)	22	1,920
ASGN, Inc. (a)	36	1,734
Cognizant Technology Solutions Corp. Class A	315	26,145
DigitalOcean Holdings, Inc. (a)	54	2,599
DXC Technology Co. (a)	17	249
EPAM Systems, Inc. (a)	6	1,229
Gartner, Inc. (a)	9	2,271
GoDaddy, Inc. Class A (a)	16	1,985
Grid Dynamics Holdings, Inc. (a)	298	2,691
International Business Machines Corp.	3,463	1,025,775
Kyndryl Holdings, Inc. (a)	922	24,488
Okta, Inc. (a)	494	42,716
Twilio, Inc. Class A (a)	411	58,461
VeriSign, Inc.	378	91,835
		1,305,025
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp.	71	5,667
Brunswick Corp.	42	3,118
Mattel, Inc. (a)	172	3,413
Polaris, Inc.	5	316
Topgolf Callaway Brands Corp. (a)	78	910
YETI Holdings, Inc. (a)	55	2,430
		15,854
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	403	33,046
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	257	34,970
Avantor, Inc. (a)	293	3,358

See accompanying notes to financial statements.
69

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Azenta, Inc. (a)(b)	6	$200
BioLife Solutions, Inc. (a)	18	435
Bio-Rad Laboratories, Inc. Class A (a)	2	606
Bio-Techne Corp.	20	1,176
Bruker Corp.	72	3,392
Charles River Laboratories International, Inc. (a)	14	2,793
Danaher Corp.	88	20,145
Fortrea Holdings, Inc. (a)	10	172
Illumina, Inc. (a)	22	2,886
IQVIA Holdings, Inc. (a)	109	24,570
Medpace Holdings, Inc. (a)	100	56,165
Mettler-Toledo International, Inc. (a)	12	16,730
Repligen Corp. (a)	10	1,639
Revvity, Inc.	15	1,451
Sotera Health Co. (a)	185	3,263
Thermo Fisher Scientific, Inc.	147	85,179
Waters Corp. (a)	39	14,813
West Pharmaceutical Services, Inc.	9	2,476
		276,419
MACHINERY — 1.6%
AGCO Corp.	89	9,285
Alamo Group, Inc.	3	504
Albany International Corp. Class A	10	507
Astec Industries, Inc.	20	866
Caterpillar, Inc.	1,382	791,706
Chart Industries, Inc. (a)	211	43,515
CNH Industrial NV	796	7,339
Crane Co.	107	19,734
Cummins, Inc.	479	244,506
Deere & Co.	550	256,064
Donaldson Co., Inc.	224	19,860
Dover Corp.	71	13,862
Enerpac Tool Group Corp.	126	4,818
Enpro, Inc.	96	20,557
Esab Corp.	38	4,245
ESCO Technologies, Inc.	122	23,838
Federal Signal Corp.	273	29,645
Flowserve Corp.	117	8,117
Fortive Corp.	217	11,981
Franklin Electric Co., Inc.	18	1,720
Gates Industrial Corp. PLC (a)	847	18,185
Graco, Inc.	189	15,492
Greenbrier Cos., Inc.	59	2,758
Hillenbrand, Inc.	12	381
IDEX Corp.	9	1,601
Illinois Tool Works, Inc.	237	58,373
Ingersoll Rand, Inc.	174	13,784
ITT, Inc.	273	47,368
JBT Marel Corp.	171	25,765
Kadant, Inc.	7	1,995
Kennametal, Inc.	101	2,869
Lincoln Electric Holdings, Inc.	150	35,946
Lindsay Corp.	24	2,829
Middleby Corp. (a)	43	6,393
Security Description	Shares	Value
Mueller Industries, Inc.	274	$31,455
Mueller Water Products, Inc. Class A	477	11,362
Nordson Corp.	12	2,885
Oshkosh Corp.	206	25,880
Otis Worldwide Corp.	250	21,838
PACCAR, Inc.	469	51,360
Parker-Hannifin Corp.	343	301,483
Pentair PLC	274	28,534
Proto Labs, Inc. (a)	61	3,086
RBC Bearings, Inc. (a)	123	55,157
Snap-on, Inc.	72	24,811
SPX Technologies, Inc. (a)	178	35,611
Standex International Corp.	16	3,476
Stanley Black & Decker, Inc.	23	1,708
Tennant Co.	3	221
Terex Corp.	60	3,203
Timken Co.	25	2,103
Titan International, Inc. (a)(b)	39	305
Toro Co.	16	1,260
Trinity Industries, Inc.	39	1,031
Watts Water Technologies, Inc. Class A	122	33,674
Westinghouse Air Brake Technologies Corp.	240	51,228
Worthington Enterprises, Inc.	89	4,590
Xylem, Inc.	656	89,334
		2,532,003
MARINE — 0.0% *
Kirby Corp. (a)	39	4,297
Matson, Inc.	12	1,483
		5,780
MEDIA — 0.2%
Cable One, Inc.	1	113
Charter Communications, Inc. Class A (a)	37	7,724
Comcast Corp. Class A	470	14,048
DoubleVerify Holdings, Inc. (a)	15	172
EchoStar Corp. Class A (a)	625	67,937
Fox Corp. Class A	942	68,832
Fox Corp. Class B	666	43,243
John Wiley & Sons, Inc. Class A	41	1,256
New York Times Co. Class A	186	12,912
News Corp. Class A	821	21,445
News Corp. Class B	441	13,067
Nexstar Media Group, Inc.	41	8,325
Omnicom Group, Inc.	123	9,932
Paramount Skydance Corp. Class B	1,463	19,604
Scholastic Corp.	16	474
TEGNA, Inc.	362	7,026
Trade Desk, Inc. Class A (a)	4	152
		296,262
METALS & MINING — 0.5%
Alcoa Corp.	119	6,324

See accompanying notes to financial statements.
70

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Alpha Metallurgical Resources, Inc. (a)	4	$800
Century Aluminum Co. (a)	113	4,427
Cleveland-Cliffs, Inc. (a)	253	3,360
Commercial Metals Co.	184	12,736
Freeport-McMoRan, Inc.	553	28,087
Hecla Mining Co.	3,135	60,161
Kaiser Aluminum Corp.	11	1,263
Materion Corp.	15	1,865
Metallus, Inc. (a)	8	137
MP Materials Corp. (a)(b)	673	34,000
Newmont Corp.	5,490	548,176
Nucor Corp.	207	33,764
Reliance, Inc.	48	13,866
Royal Gold, Inc.	299	66,465
Steel Dynamics, Inc.	182	30,840
SunCoke Energy, Inc.	55	396
Warrior Met Coal, Inc.	11	970
Worthington Steel, Inc.	10	346
		847,983
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT	157	1,146
Annaly Capital Management, Inc. REIT	1,729	38,660
Apollo Commercial Real Estate Finance, Inc. REIT	385	3,727
Arbor Realty Trust, Inc. REIT	266	2,064
ARMOUR Residential REIT, Inc.	146	2,583
Blackstone Mortgage Trust, Inc. Class A REIT	267	5,108
Ellington Financial, Inc. REIT	145	1,969
Franklin BSP Realty Trust, Inc. REIT	186	1,865
KKR Real Estate Finance Trust, Inc. REIT	181	1,488
PennyMac Mortgage Investment Trust REIT	207	2,598
Redwood Trust, Inc. REIT	256	1,416
Two Harbors Investment Corp. REIT	61	640
Starwood Property Trust, Inc. REIT	488	8,789
		72,053
MULTI-UTILITIES — 0.4%
Ameren Corp.	728	72,698
Avista Corp.	128	4,933
Black Hills Corp.	99	6,873
CenterPoint Energy, Inc.	2,258	86,572
CMS Energy Corp.	424	29,650
Consolidated Edison, Inc.	324	32,180
Dominion Energy, Inc.	1,203	70,484
DTE Energy Co.	452	58,299
NiSource, Inc.	1,269	52,993
Northwestern Energy Group, Inc.	71	4,582
Public Service Enterprise Group, Inc.	321	25,776
Sempra	864	76,283
Security Description	Shares	Value
Unitil Corp.	11	$533
WEC Energy Group, Inc.	864	91,117
		612,973
OFFICE REITs — 0.0% *
Brandywine Realty Trust REIT	350	1,022
BXP, Inc. REIT (b)	186	12,551
COPT Defense Properties REIT	140	3,892
Cousins Properties, Inc. REIT	152	3,918
Douglas Emmett, Inc. REIT	215	2,363
Easterly Government Properties, Inc. REIT	47	996
Highwoods Properties, Inc. REIT	229	5,913
JBG SMITH Properties REIT (b)	76	1,293
Kilroy Realty Corp. REIT (b)	167	6,241
SL Green Realty Corp. REIT	84	3,853
Vornado Realty Trust REIT	146	4,859
		46,901
OIL, GAS & CONSUMABLE FUELS — 1.4%
Antero Midstream Corp.	1,332	23,696
Antero Resources Corp. (a)	941	32,427
APA Corp.	504	12,328
California Resources Corp.	102	4,560
Chevron Corp.	2,671	407,087
Chord Energy Corp.	7	649
Civitas Resources, Inc.	10	271
CNX Resources Corp. (a)	92	3,383
Comstock Resources, Inc. (a)(b)	520	12,054
ConocoPhillips	482	45,120
Core Natural Resources, Inc.	13	1,151
Coterra Energy, Inc.	684	18,003
Crescent Energy Co. Class A	28	235
CVR Energy, Inc. (a)	41	1,043
Devon Energy Corp.	406	14,872
Diamondback Energy, Inc.	82	12,327
Dorian LPG Ltd.	5	122
DT Midstream, Inc.	326	39,016
EOG Resources, Inc.	349	36,648
EQT Corp.	2,799	150,026
Expand Energy Corp.	764	84,315
Exxon Mobil Corp.	3,823	460,060
HF Sinclair Corp.	672	30,966
International Seaways, Inc.	8	388
Kinder Morgan, Inc.	4,761	130,880
Magnolia Oil & Gas Corp. Class A	122	2,671
Marathon Petroleum Corp.	1,053	171,249
Matador Resources Co.	18	764
Murphy Oil Corp. (b)	25	781
Northern Oil & Gas, Inc. (b)	13	279
Occidental Petroleum Corp.	460	18,915
ONEOK, Inc.	79	5,807
Ovintiv, Inc.	295	11,561
Par Pacific Holdings, Inc. (a)	256	8,996
PBF Energy, Inc. Class A	18	488
Peabody Energy Corp.	8	238
Permian Resources Corp.	706	9,905

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Phillips 66 Co.	882	$113,813
Range Resources Corp.	704	24,823
REX American Resources Corp. (a)	12	388
SM Energy Co.	13	243
Talos Energy, Inc. (a)	14	154
Targa Resources Corp.	191	35,239
Texas Pacific Land Corp.	6	1,723
Valero Energy Corp.	1,074	174,836
Viper Energy, Inc. Class A	129	4,983
Williams Cos., Inc.	3,288	197,642
World Kinect Corp.	106	2,484
		2,309,609
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	23	1,857
Sylvamo Corp.	4	193
		2,050
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	15	401
Coty, Inc. Class A (a)	335	1,032
Edgewell Personal Care Co.	16	273
elf Beauty, Inc. (a)	160	12,166
Estee Lauder Cos., Inc. Class A	850	89,012
Interparfums, Inc.	8	679
Kenvue, Inc.	244	4,209
		107,772
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	4	107
ANI Pharmaceuticals, Inc. (a)	12	947
Bristol-Myers Squibb Co.	783	42,235
Collegium Pharmaceutical, Inc. (a)	56	2,593
Corcept Therapeutics, Inc. (a)	445	15,486
Elanco Animal Health, Inc. (a)	2,229	50,442
Eli Lilly & Co.	509	547,012
Harmony Biosciences Holdings, Inc. (a)	68	2,545
Innoviva, Inc. (a)	247	4,938
Jazz Pharmaceuticals PLC (a)	164	27,880
Johnson & Johnson	5,865	1,213,762
Ligand Pharmaceuticals, Inc. (a)	94	17,773
Merck & Co., Inc.	960	101,050
Organon & Co.	179	1,283
Pacira BioSciences, Inc. (a)	54	1,397
Perrigo Co. PLC	84	1,169
Pfizer, Inc.	5,100	126,990
Phibro Animal Health Corp. Class A	66	2,466
Prestige Consumer Healthcare, Inc. (a)	18	1,110
Supernus Pharmaceuticals, Inc. (a)	237	11,779
Viatris, Inc.	195	2,428
Zoetis, Inc.	193	24,283
		2,199,675
PROFESSIONAL SERVICES — 0.2%
Amentum Holdings, Inc. (a)	80	2,320
Automatic Data Processing, Inc.	466	119,869
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	257	$57,355
CACI International, Inc. Class A (a)	8	4,262
Concentrix Corp. (b)	9	374
CSG Systems International, Inc.	125	9,586
Dayforce, Inc. (a)	126	8,714
Equifax, Inc.	126	27,339
ExlService Holdings, Inc. (a)	185	7,851
Exponent, Inc.	6	417
FTI Consulting, Inc. (a)	12	2,050
Genpact Ltd.	228	10,666
Insperity, Inc.	11	426
Jacobs Solutions, Inc.	193	25,565
KBR, Inc.	18	724
Korn Ferry	109	7,196
Leidos Holdings, Inc.	149	26,880
ManpowerGroup, Inc.	73	2,170
Maximus, Inc.	26	2,244
Parsons Corp. (a)	6	371
Paychex, Inc.	209	23,446
Paycom Software, Inc.	46	7,331
Paylocity Holding Corp. (a)	16	2,440
Robert Half, Inc.	53	1,439
Science Applications International Corp.	24	2,416
TransUnion	4	343
Verisk Analytics, Inc.	91	20,356
Verra Mobility Corp. (a)	161	3,608
		377,758
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	788	126,702
CoStar Group, Inc. (a)	923	62,062
Cushman & Wakefield Ltd. (a)	133	2,153
eXp World Holdings, Inc. (b)	111	1,005
Jones Lang LaSalle, Inc. (a)	74	24,899
Kennedy-Wilson Holdings, Inc.	194	1,876
Marcus & Millichap, Inc.	48	1,310
St. Joe Co.	15	891
		220,898
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	291	9,341
AvalonBay Communities, Inc. REIT	55	9,972
Camden Property Trust REIT	68	7,485
Centerspace REIT	2	133
Elme Communities REIT	272	4,733
Equity LifeStyle Properties, Inc. REIT	133	8,061
Equity Residential REIT	223	14,058
Essex Property Trust, Inc. REIT	58	15,178
Independence Realty Trust, Inc. REIT	294	5,139
Invitation Homes, Inc. REIT	506	14,062
Mid-America Apartment Communities, Inc. REIT	74	10,279

See accompanying notes to financial statements.
72

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
NexPoint Residential Trust, Inc. REIT	58	$1,746
UDR, Inc. REIT	191	7,006
Veris Residential, Inc. REIT	71	1,057
		108,250
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	58	1,191
Agree Realty Corp. REIT	100	7,203
Brixmor Property Group, Inc. REIT	352	9,229
Curbline Properties Corp. REIT	89	2,066
Federal Realty Investment Trust REIT	38	3,830
Getty Realty Corp. REIT	57	1,560
Kimco Realty Corp. REIT	435	8,817
Kite Realty Group Trust REIT	86	2,061
Macerich Co. REIT	465	8,584
NNN REIT, Inc.	242	9,591
Phillips Edison & Co., Inc. REIT	191	6,794
Realty Income Corp. REIT	1,289	72,661
Regency Centers Corp. REIT	187	12,909
Saul Centers, Inc. REIT	1	32
Simon Property Group, Inc. REIT	714	132,169
Tanger, Inc. REIT	239	7,975
Urban Edge Properties REIT	123	2,360
Whitestone REIT	182	2,528
		291,560
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.8%
ACM Research, Inc. Class A (a)	264	10,415
Advanced Micro Devices, Inc. (a)	2,702	578,660
Allegro MicroSystems, Inc. (a)	460	12,135
Alpha & Omega Semiconductor Ltd. (a)	48	951
Amkor Technology, Inc.	293	11,568
Analog Devices, Inc.	828	224,554
Applied Materials, Inc.	1,544	396,792
Axcelis Technologies, Inc. (a)	16	1,285
Broadcom, Inc.	23,627	8,177,305
Cirrus Logic, Inc. (a)	100	11,850
Cohu, Inc. (a)	58	1,350
Diodes, Inc. (a)	47	2,319
Enphase Energy, Inc. (a)	19	609
Entegris, Inc.	4	337
First Solar, Inc. (a)	207	54,075
FormFactor, Inc. (a)	15	837
Ichor Holdings Ltd. (a)	72	1,327
Impinj, Inc. (a)	3	522
Intel Corp. (a)	20,132	742,871
KLA Corp.	590	716,897
Kulicke & Soffa Industries, Inc.	22	1,002
Lam Research Corp.	5,962	1,020,575
Lattice Semiconductor Corp. (a)	614	45,178
MACOM Technology Solutions Holdings, Inc. (a)	92	15,758
MaxLinear, Inc. (a)	89	1,551
Security Description	Shares	Value
Microchip Technology, Inc.	237	$15,102
Micron Technology, Inc.	5,307	1,514,671
MKS, Inc.	180	28,764
Monolithic Power Systems, Inc.	128	116,014
NVIDIA Corp.	96,638	18,022,987
NXP Semiconductors NV	226	49,056
ON Semiconductor Corp. (a)	60	3,249
Onto Innovation, Inc. (a)	7	1,105
PDF Solutions, Inc. (a)	52	1,484
Penguin Solutions, Inc. (a)	33	645
Photronics, Inc. (a)	58	1,856
Power Integrations, Inc.	6	213
Qnity Electronics, Inc. Class W/I	93	7,593
Qorvo, Inc. (a)	247	20,874
QUALCOMM, Inc.	1,243	212,615
Rambus, Inc. (a)	539	49,529
Semtech Corp. (a)	419	30,876
Silicon Laboratories, Inc. (a)	119	15,553
SiTime Corp. (a)	104	36,732
Skyworks Solutions, Inc.	30	1,902
SolarEdge Technologies, Inc. (a)	296	8,540
Synaptics, Inc. (a)	24	1,776
Teradyne, Inc.	551	106,651
Texas Instruments, Inc.	581	100,798
Ultra Clean Holdings, Inc. (a)	31	785
Universal Display Corp.	18	2,102
Veeco Instruments, Inc. (a)	12	343
		32,382,538
SOFTWARE — 11.2%
A10 Networks, Inc.	160	2,830
ACI Worldwide, Inc. (a)	228	10,901
Adeia, Inc.	196	3,381
Adobe, Inc. (a)	62	21,699
Agilysys, Inc. (a)	18	2,139
Alarm.com Holdings, Inc. (a)	29	1,480
Appfolio, Inc. Class A (a)	77	17,914
AppLovin Corp. Class A (a)	1,352	911,005
Autodesk, Inc. (a)	355	105,084
Bill Holdings, Inc. (a)	22	1,200
Blackbaud, Inc. (a)	4	253
BlackLine, Inc. (a)	35	1,935
Box, Inc. Class A (a)	129	3,858
Cadence Design Systems, Inc. (a)	802	250,689
Cleanspark, Inc. (a)(b)	1,046	10,585
Clear Secure, Inc. Class A	56	1,964
Commvault Systems, Inc. (a)	122	15,294
Crowdstrike Holdings, Inc. Class A (a)	1,118	524,074
Datadog, Inc. Class A (a)	621	84,450
Docusign, Inc. (a)	232	15,869
Dolby Laboratories, Inc. Class A	58	3,725
Dropbox, Inc. Class A (a)	402	11,176
Dynatrace, Inc. (a)	116	5,027
Fair Isaac Corp. (a)	3	5,072
Fortinet, Inc. (a)	917	72,819
Gen Digital, Inc.	655	17,809

See accompanying notes to financial statements.
73

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Guidewire Software, Inc. (a)	226	$45,428
InterDigital, Inc. (b)	128	40,753
Intuit, Inc.	464	307,363
LiveRamp Holdings, Inc. (a)	27	793
Manhattan Associates, Inc. (a)	8	1,386
MARA Holdings, Inc. (a)(b)	271	2,434
Microsoft Corp.	23,837	11,528,050
N-able, Inc. (a)	149	1,114
NCR Voyix Corp. (a)	219	2,234
Nutanix, Inc. Class A (a)	722	37,320
Oracle Corp.	7,984	1,556,161
Palantir Technologies, Inc. Class A (a)	11,429	2,031,505
Palo Alto Networks, Inc. (a)	1,113	205,015
Pegasystems, Inc.	457	27,292
Progress Software Corp. (a)	48	2,062
PTC, Inc. (a)	161	28,048
Qualys, Inc. (a)	17	2,259
Roper Technologies, Inc.	68	30,269
Salesforce, Inc.	122	32,319
ServiceNow, Inc. (a)	925	141,701
Sprinklr, Inc. Class A (a)	59	459
SPS Commerce, Inc. (a)	5	446
Synopsys, Inc. (a)	118	55,427
Teradata Corp. (a)	75	2,283
Tyler Technologies, Inc. (a)	15	6,809
Workday, Inc. Class A (a)	247	53,051
		18,244,213
SPECIALIZED REITs — 0.2%
American Tower Corp. REIT	299	52,495
Crown Castle, Inc. REIT	279	24,795
CubeSmart REIT	165	5,948
Digital Realty Trust, Inc. REIT	287	44,402
EPR Properties REIT	265	13,224
Equinix, Inc. REIT	39	29,880
Extra Space Storage, Inc. REIT	80	10,418
Four Corners Property Trust, Inc. REIT	181	4,174
Gaming & Leisure Properties, Inc. REIT	256	11,441
Iron Mountain, Inc. REIT	113	9,373
Lamar Advertising Co. Class A REIT	76	9,620
Millrose Properties, Inc. REIT	540	16,130
National Storage Affiliates Trust REIT	26	733
Outfront Media, Inc. REIT	299	7,206
PotlatchDeltic Corp. REIT	53	2,108
Public Storage REIT	102	26,469
Rayonier, Inc. REIT	77	1,667
Safehold, Inc. REIT	75	1,027
SBA Communications Corp. REIT	42	8,124
VICI Properties, Inc. REIT	1,504	42,292
Weyerhaeuser Co. REIT	94	2,227
		323,753
Security Description	Shares	Value
SPECIALTY RETAIL — 1.4%
Abercrombie & Fitch Co. Class A (a)	7	$881
Academy Sports & Outdoors, Inc.	60	2,998
Advance Auto Parts, Inc. (b)	284	11,161
American Eagle Outfitters, Inc.	22	580
Asbury Automotive Group, Inc. (a)	11	2,558
AutoNation, Inc. (a)	112	23,126
AutoZone, Inc. (a)	70	237,405
Bath & Body Works, Inc.	103	2,068
Best Buy Co., Inc.	81	5,421
Boot Barn Holdings, Inc. (a)	85	15,000
Buckle, Inc.	82	4,380
Burlington Stores, Inc. (a)	56	16,176
CarMax, Inc. (a)	62	2,396
Chewy, Inc. Class A (a)	1,000	33,050
Dick's Sporting Goods, Inc.	135	26,726
Five Below, Inc. (a)	245	46,148
Floor & Decor Holdings, Inc. Class A (a)	14	852
GameStop Corp. Class A (a)	910	18,273
Gap, Inc.	345	8,832
Group 1 Automotive, Inc.	33	12,979
Guess?, Inc.	56	938
Home Depot, Inc.	1,148	395,027
Lithia Motors, Inc.	15	4,985
Lowe's Cos., Inc.	503	121,304
MarineMax, Inc. (a)	2	48
Monro, Inc.	10	200
Murphy USA, Inc.	7	2,825
National Vision Holdings, Inc. (a)	427	11,025
O'Reilly Automotive, Inc. (a)	3,152	287,494
Penske Automotive Group, Inc.	19	3,008
RH (a)(b)	10	1,792
Ross Stores, Inc.	460	82,864
Sally Beauty Holdings, Inc. (a)	62	884
Signet Jewelers Ltd.	15	1,243
Sonic Automotive, Inc. Class A	61	3,773
TJX Cos., Inc.	3,575	549,156
Tractor Supply Co.	746	37,307
Ulta Beauty, Inc. (a)	203	122,817
Upbound Group, Inc.	44	773
Urban Outfitters, Inc. (a)	267	20,094
Valvoline, Inc. (a)	98	2,848
Victoria's Secret & Co. (a)	31	1,679
Williams-Sonoma, Inc.	552	98,582
		2,221,676
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.4%
Apple, Inc.	28,434	7,730,067
Corsair Gaming, Inc. (a)	130	772
Dell Technologies, Inc. Class C	662	83,332
Hewlett Packard Enterprise Co.	4,204	100,980
HP, Inc.	135	3,008
NetApp, Inc.	230	24,631
Pure Storage, Inc. Class A (a)	1,471	98,572
Sandisk Corp. (a)	689	163,555

See accompanying notes to financial statements.
74

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	1,063	$292,740
Super Micro Computer, Inc. (a)	2,248	65,799
Western Digital Corp.	1,734	298,716
		8,862,172
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	65	1,586
Carter's, Inc.	55	1,784
Columbia Sportswear Co.	26	1,432
Crocs, Inc. (a)	23	1,967
Deckers Outdoor Corp. (a)	19	1,970
G-III Apparel Group Ltd.	14	405
Kontoor Brands, Inc.	34	2,077
Lululemon Athletica, Inc. (a)	13	2,702
NIKE, Inc. Class B	763	48,611
Oxford Industries, Inc. (b)	51	1,744
PVH Corp.	23	1,541
Ralph Lauren Corp.	173	61,175
Steven Madden Ltd.	9	375
Tapestry, Inc.	1,042	133,136
Under Armour, Inc. Class A (a)(b)	32	159
Under Armour, Inc. Class C (a)	68	326
VF Corp.	50	904
Wolverine World Wide, Inc.	305	5,536
		267,430
TOBACCO — 0.6%
Altria Group, Inc.	5,813	335,177
Philip Morris International, Inc.	4,190	672,076
Universal Corp.	65	3,429
		1,010,682
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	494	31,730
Applied Industrial Technologies, Inc.	80	20,542
Boise Cascade Co.	16	1,178
Core & Main, Inc. Class A (a)	477	24,790
DNOW, Inc. (a)	602	7,976
DXP Enterprises, Inc. (a)	71	7,795
Fastenal Co.	3,381	135,680
GATX Corp.	89	15,094
MSC Industrial Direct Co., Inc. Class A	122	10,260
Rush Enterprises, Inc. Class A	98	5,286
United Rentals, Inc.	157	127,063
Watsco, Inc.	22	7,413
WESCO International, Inc.	68	16,635
WW Grainger, Inc.	16	16,145
		427,587
Security Description	Shares	Value
WATER UTILITIES — 0.0% *
American States Water Co.	16	$1,160
American Water Works Co., Inc.	254	33,147
California Water Service Group	9	390
Essential Utilities, Inc.	279	10,702
H2O America	5	245
Middlesex Water Co.	16	807
		46,451
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	66	308
Telephone & Data Systems, Inc.	340	13,940
T-Mobile U.S., Inc.	681	138,270
		152,518
TOTAL COMMON STOCKS (Cost $123,157,599)		163,305,383
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d)(e)	58,730	58,730
State Street Navigator Securities Lending Portfolio II (c)(f)	167,212	167,212
TOTAL SHORT-TERM INVESTMENTS (Cost $225,942)		225,942
TOTAL INVESTMENTS — 100.1% (Cost $123,383,541)		163,531,325
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(128,776)
NET ASSETS — 100.0%		$163,402,549
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
75

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$163,305,383	$—	$—	$163,305,383
Short-Term Investments	225,942	—	—	225,942
TOTAL INVESTMENTS	$163,531,325	$—	$—	$163,531,325

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	937	$99,641	$31,578	$41,297	$8,617	$9,313	836	$107,852	$1,513
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,170	30,170	1,189,327	1,160,767	—	—	58,730	58,730	1,961
State Street Navigator Securities Lending Portfolio II	127,829	127,829	2,040,601	2,001,218	—	—	167,212	167,212	303
Total		$257,640	$3,261,506	$3,203,282	$8,617	$9,313		$333,794	$3,777
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	505	$41,809
AeroVironment, Inc. (a)	147	35,558
ATI, Inc. (a)	1,068	122,564
Axon Enterprise, Inc. (a)	122	69,287
Boeing Co. (a)	3,517	763,611
BWX Technologies, Inc.	531	91,778
Carpenter Technology Corp.	227	71,469
Curtiss-Wright Corp.	207	114,113
General Dynamics Corp.	3,070	1,033,546
General Electric Co.	3,489	1,074,717
Hexcel Corp.	531	39,241
Howmet Aerospace, Inc.	631	129,368
Huntington Ingalls Industries, Inc.	898	305,383
Kratos Defense & Security Solutions, Inc. (a)	878	66,649
L3Harris Technologies, Inc.	2,237	656,716
Lockheed Martin Corp.	2,941	1,422,473
Mercury Systems, Inc. (a)	507	37,016
Moog, Inc. Class A	299	72,821
National Presto Industries, Inc.	75	8,007
Northrop Grumman Corp.	1,298	740,132
RTX Corp.	13,939	2,556,413
Textron, Inc.	2,592	225,945
TransDigm Group, Inc.	91	121,016
Woodward, Inc.	318	96,138
		9,895,770
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	2,246	361,067
Expeditors International of Washington, Inc.	1,331	198,332
FedEx Corp.	5,145	1,486,185
Forward Air Corp. (a)(b)	1,016	25,400
GXO Logistics, Inc. (a)	2,767	145,655
Hub Group, Inc. Class A	2,770	118,030
United Parcel Service, Inc. Class B	34,259	3,398,150
		5,732,819
AIRLINES — 0.9%
Alaska Air Group, Inc. (a)(b)	5,618	282,585
Allegiant Travel Co. (a)	614	52,356
American Airlines Group, Inc. (a)	30,123	461,786
Delta Air Lines, Inc.	30,143	2,091,924
JetBlue Airways Corp. (a)	13,165	59,901
SkyWest, Inc. (a)	1,033	103,724
Southwest Airlines Co.	10,116	418,094
Sun Country Airlines Holdings, Inc. (a)	2,478	35,658
United Airlines Holdings, Inc. (a)	15,052	1,683,115
		5,189,143
AUTO COMPONENTS — 0.5%
Adient PLC (a)	3,935	75,434
American Axle & Manufacturing Holdings, Inc. (a)(b)	6,186	39,652
Security Description	Shares	Value
Aptiv PLC (a)	10,048	$764,552
Autoliv, Inc.	3,267	387,793
BorgWarner, Inc.	10,014	451,231
Dana, Inc.	5,437	129,183
Dorman Products, Inc. (a)	318	39,174
Fox Factory Holding Corp. (a)	1,905	32,595
Gentex Corp.	3,221	74,953
Gentherm, Inc. (a)	898	32,660
Goodyear Tire & Rubber Co. (a)	13,255	116,114
LCI Industries	1,155	140,148
Lear Corp.	2,445	280,197
Patrick Industries, Inc. (b)	784	85,009
Phinia, Inc.	1,869	117,168
Standard Motor Products, Inc.	897	33,054
Visteon Corp.	1,273	121,062
XPEL, Inc. (a)	60	2,995
		2,922,974
AUTOMOBILES — 1.9%
Ford Motor Co.	181,762	2,384,717
General Motors Co.	43,415	3,530,508
Harley-Davidson, Inc. (b)	5,625	115,256
Tesla, Inc. (a)	9,270	4,168,904
Thor Industries, Inc.	2,434	249,899
Winnebago Industries, Inc.	1,305	52,879
		10,502,163
BANKS — 7.9%
Ameris Bancorp	1,516	112,593
Associated Banc-Corp.	3,805	98,017
Atlantic Union Bankshares Corp.	1,869	65,976
Axos Financial, Inc. (a)	1,007	86,763
Banc of California, Inc.	5,956	114,891
BancFirst Corp.	367	38,909
Bancorp, Inc. (a)	445	30,046
Bank of America Corp.	158,800	8,734,000
Bank of Hawaii Corp.	762	52,098
Bank OZK	4,831	222,323
BankUnited, Inc.	3,497	155,861
Banner Corp.	802	50,253
Beacon Financial Corp.	1,622	42,772
Cadence Bank	4,270	182,927
Capitol Federal Financial, Inc.	5,362	36,515
Cathay General Bancorp	1,650	79,844
Central Pacific Financial Corp.	626	19,506
Citigroup, Inc.	42,294	4,935,287
Citizens Financial Group, Inc.	20,003	1,168,375
City Holding Co.	236	28,131
Columbia Banking System, Inc.	13,650	381,517
Comerica, Inc.	3,042	264,441
Commerce Bancshares, Inc.	1,534	80,290
Community Financial System, Inc.	994	57,095
Cullen/Frost Bankers, Inc.	910	115,233
Customers Bancorp, Inc. (a)	692	50,599
CVB Financial Corp.	3,299	61,361
Dime Community Bancshares, Inc.	925	27,833
Eagle Bancorp, Inc.	1,442	30,888

See accompanying notes to financial statements.
77

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
East West Bancorp, Inc.	2,665	$299,519
FB Financial Corp.	876	48,881
Fifth Third Bancorp	12,827	600,432
First BanCorp	3,160	65,507
First Bancorp/Southern Pines NC	892	45,305
First Commonwealth Financial Corp.	2,514	42,386
First Financial Bancorp	2,215	55,419
First Financial Bankshares, Inc.	1,395	41,669
First Hawaiian, Inc.	3,233	81,795
First Horizon Corp.	11,887	284,099
Flagstar Bank NA	14,322	180,314
FNB Corp.	16,468	281,603
Fulton Financial Corp.	4,541	87,778
Glacier Bancorp, Inc.	1,799	79,246
Hancock Whitney Corp.	2,160	137,549
Hanmi Financial Corp.	1,174	31,733
Heritage Financial Corp.	800	18,920
Hilltop Holdings, Inc.	2,167	73,548
Home BancShares, Inc.	3,508	97,452
Hope Bancorp, Inc.	5,620	61,595
Huntington Bancshares, Inc.	36,957	641,204
Independent Bank Corp.	1,062	77,611
International Bancshares Corp.	1,360	90,358
JPMorgan Chase & Co.	26,286	8,469,875
KeyCorp	21,904	452,099
Lakeland Financial Corp.	297	16,947
M&T Bank Corp.	3,673	740,036
National Bank Holdings Corp. Class A	1,024	38,922
NBT Bancorp, Inc.	907	37,659
Northwest Bancshares, Inc.	6,613	79,356
OFG Bancorp	1,001	41,021
Old National Bancorp	6,720	149,923
Park National Corp.	240	36,523
Pathward Financial, Inc.	500	35,500
Pinnacle Financial Partners, Inc.	449	42,839
PNC Financial Services Group, Inc.	9,301	1,941,398
Preferred Bank	284	26,818
Prosperity Bancshares, Inc.	2,207	152,526
Provident Financial Services, Inc.	3,024	59,724
Regions Financial Corp.	21,117	572,271
Renasant Corp.	1,310	46,138
S&T Bancorp, Inc.	1,152	45,331
Seacoast Banking Corp. of Florida	1,803	56,650
ServisFirst Bancshares, Inc.	511	36,685
Simmons First National Corp. Class A	6,549	123,449
Southside Bancshares, Inc.	1,397	42,455
Southstate Bank Corp.	1,541	145,024
Stellar Bancorp, Inc.	1,245	38,520
Synovus Financial Corp.	3,257	163,013
Texas Capital Bancshares, Inc. (a)	877	79,404
Tompkins Financial Corp.	293	21,248
Triumph Financial, Inc. (a)	265	16,597
Truist Financial Corp.	59,537	2,929,816
TrustCo Bank Corp.	720	29,758
Security Description	Shares	Value
Trustmark Corp.	1,750	$68,163
U.S. Bancorp	36,658	1,956,071
UMB Financial Corp.	653	75,121
United Bankshares, Inc.	3,308	127,027
United Community Banks, Inc.	2,784	86,916
Valley National Bancorp	22,514	262,964
WaFd, Inc.	1,894	60,665
Webster Financial Corp.	3,987	250,942
Wells Fargo & Co.	45,195	4,212,174
Westamerica BanCorp	503	24,058
Western Alliance Bancorp	1,553	130,561
Wintrust Financial Corp.	1,275	178,270
WSFS Financial Corp.	1,001	55,295
Zions Bancorp NA	3,444	201,612
		45,105,631
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	176	34,343
Brown-Forman Corp. Class B (b)	8,326	216,976
Celsius Holdings, Inc. (a)	828	37,873
Coca-Cola Co.	23,804	1,664,138
Coca-Cola Consolidated, Inc.	728	111,602
Constellation Brands, Inc. Class A	1,711	236,050
Keurig Dr. Pepper, Inc.	19,725	552,497
Molson Coors Beverage Co. Class B	7,867	367,231
Monster Beverage Corp. (a)	2,178	166,987
National Beverage Corp. (a)	1,072	34,186
PepsiCo, Inc.	13,177	1,891,163
		5,313,046
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	5,594	1,278,173
ACADIA Pharmaceuticals, Inc. (a)	920	24,573
ADMA Biologics, Inc. (a)	590	10,762
Alkermes PLC (a)	1,287	36,010
Amgen, Inc.	3,309	1,083,069
Arcus Biosciences, Inc. (a)	1,309	31,193
Arrowhead Pharmaceuticals, Inc. (a)	338	22,440
Biogen, Inc. (a)	3,413	600,654
BioMarin Pharmaceutical, Inc. (a)	1,147	68,166
Catalyst Pharmaceuticals, Inc. (a)	591	13,794
Cytokinetics, Inc. (a)	223	14,169
Dynavax Technologies Corp. (a)	997	15,334
Exelixis, Inc. (a)	1,665	72,977
Gilead Sciences, Inc.	9,487	1,164,434
GRAIL, Inc. (a)	1	86
Halozyme Therapeutics, Inc. (a)	618	41,591
Incyte Corp. (a)	1,676	165,538
Krystal Biotech, Inc. (a)	73	17,997
Moderna, Inc. (a)	16,032	472,784
Myriad Genetics, Inc. (a)	1,017	6,255
Neurocrine Biosciences, Inc. (a)	825	117,010
Protagonist Therapeutics, Inc. (a)	313	27,337
Regeneron Pharmaceuticals, Inc.	1,234	952,488
Roivant Sciences Ltd. (a)	19,923	432,329
Sarepta Therapeutics, Inc. (a)	438	9,426

See accompanying notes to financial statements.
78

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
TG Therapeutics, Inc. (a)	213	$6,350
United Therapeutics Corp. (a)	523	254,832
Vericel Corp. (a)	63	2,269
Vertex Pharmaceuticals, Inc. (a)	1,156	524,084
Vir Biotechnology, Inc. (a)	3,583	21,605
Xencor, Inc. (a)	603	9,232
		7,496,961
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	82,083	18,946,398
eBay, Inc.	5,487	477,918
Etsy, Inc. (a)	1,069	59,265
Kohl's Corp.	5,208	106,295
Macy's, Inc.	12,495	275,515
Ollie's Bargain Outlet Holdings, Inc. (a)	200	21,922
		19,887,313
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	1,402	93,766
AAON, Inc. (b)	304	23,180
Advanced Drainage Systems, Inc.	531	76,905
Allegion PLC	542	86,297
American Woodmark Corp. (a)	704	37,946
Apogee Enterprises, Inc.	363	13,217
Armstrong World Industries, Inc.	246	47,011
AZZ, Inc.	322	34,512
Builders FirstSource, Inc. (a)	2,677	275,437
Carlisle Cos., Inc.	326	104,274
Carrier Global Corp.	6,059	320,158
CSW Industrials, Inc.	48	14,089
Fortune Brands Innovations, Inc.	1,754	87,735
Gibraltar Industries, Inc. (a)	573	28,329
Griffon Corp.	449	33,069
Hayward Holdings, Inc. (a)	2,393	36,972
Insteel Industries, Inc.	356	11,275
Johnson Controls International PLC	6,372	763,047
Lennox International, Inc.	171	83,034
Masco Corp.	2,170	137,708
Masterbrand, Inc. (a)	5,956	65,754
Owens Corning	1,632	182,637
Quanex Building Products Corp.	1,340	20,609
Resideo Technologies, Inc. (a)	6,716	235,866
Simpson Manufacturing Co., Inc.	311	50,217
Trane Technologies PLC	1,171	455,753
Trex Co., Inc. (a)	527	18,487
UFP Industries, Inc.	1,404	127,834
Zurn Elkay Water Solutions Corp.	1,072	49,837
		3,514,955
CAPITAL MARKETS — 3.6%
Acadian Asset Management, Inc.	609	28,623
Affiliated Managers Group, Inc.	676	194,877
Ameriprise Financial, Inc.	901	441,796
Artisan Partners Asset Management, Inc. Class A	1,627	66,284
Bank of New York Mellon Corp.	10,164	1,179,939
Security Description	Shares	Value
BGC Group, Inc. Class A	3,916	$34,970
Blackrock, Inc.	1,107	1,184,866
Blackstone, Inc.	4,008	617,793
Carlyle Group, Inc.	6,123	361,931
Cboe Global Markets, Inc.	551	138,301
Charles Schwab Corp.	10,307	1,029,772
CME Group, Inc.	1,899	518,579
Cohen & Steers, Inc.	367	23,040
Donnelley Financial Solutions, Inc. (a)	593	27,687
Evercore, Inc. Class A	468	159,237
FactSet Research Systems, Inc.	167	48,462
Federated Hermes, Inc.	1,521	79,198
Franklin Resources, Inc.	14,198	339,190
Goldman Sachs Group, Inc.	4,318	3,795,522
Hamilton Lane, Inc. Class A	233	31,294
Houlihan Lokey, Inc.	386	67,237
Interactive Brokers Group, Inc. Class A	6,379	410,233
Intercontinental Exchange, Inc.	3,083	499,323
Invesco Ltd.	20,514	538,903
Janus Henderson Group PLC	5,721	272,148
Jefferies Financial Group, Inc.	4,073	252,404
KKR & Co., Inc.	4,214	537,201
MarketAxess Holdings, Inc.	220	39,875
Moelis & Co. Class A	712	48,943
Moody's Corp.	374	191,058
Morgan Stanley	17,468	3,101,094
Morningstar, Inc.	150	32,597
MSCI, Inc.	205	117,615
Nasdaq, Inc.	3,441	334,224
Northern Trust Corp.	3,686	503,471
Piper Sandler Cos.	124	42,124
PJT Partners, Inc. Class A	273	45,646
Raymond James Financial, Inc.	1,747	280,551
S&P Global, Inc.	1,407	735,284
SEI Investments Co.	1,041	85,383
State Street Corp. (c)	5,481	707,104
StepStone Group, Inc. Class A	343	22,010
Stifel Financial Corp.	1,465	183,447
StoneX Group, Inc. (a)	2,149	204,434
T. Rowe Price Group, Inc.	5,167	528,997
Virtu Financial, Inc. Class A	1,878	62,575
Virtus Investment Partners, Inc.	298	48,619
WisdomTree, Inc. (b)	1,724	21,016
		20,214,877
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	1,663	410,794
Albemarle Corp.	2,728	385,848
Ashland, Inc.	1,094	64,185
Avient Corp.	2,127	66,447
Axalta Coating Systems Ltd. (a)	2,456	79,353
Balchem Corp.	172	26,378
Cabot Corp.	1,038	68,799
Celanese Corp.	5,015	212,034
CF Industries Holdings, Inc.	3,797	293,660

See accompanying notes to financial statements.
79

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chemours Co.	6,855	$80,820
Corteva, Inc.	7,023	470,752
Dow, Inc.	32,869	768,477
DuPont de Nemours, Inc.	5,918	237,904
Eastman Chemical Co.	2,678	170,937
Ecolab, Inc.	1,367	358,865
Element Solutions, Inc.	2,663	66,548
FMC Corp. (b)	5,711	79,212
Hawkins, Inc.	108	15,342
HB Fuller Co.	1,045	62,136
Ingevity Corp. (a)	655	38,763
Innospec, Inc.	315	24,110
International Flavors & Fragrances, Inc.	4,866	327,920
Koppers Holdings, Inc.	914	24,751
Linde PLC	2,546	1,085,589
LyondellBasell Industries NV Class A	11,859	513,495
Minerals Technologies, Inc.	828	50,467
Mosaic Co.	14,547	350,437
NewMarket Corp.	111	76,286
Olin Corp.	5,305	110,503
PPG Industries, Inc.	2,761	282,892
Quaker Chemical Corp.	313	42,978
RPM International, Inc.	977	101,608
Scotts Miracle-Gro Co.	1,971	115,008
Sensient Technologies Corp.	416	39,083
Sherwin-Williams Co.	1,035	335,371
Solstice Advanced Materials, Inc. (a)	989	48,046
Stepan Co.	980	46,413
Westlake Corp. (b)	1,549	114,533
		7,646,744
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	2,717	114,929
Brady Corp. Class A	428	33,542
Brink's Co.	645	75,291
Cintas Corp.	864	162,493
Clean Harbors, Inc. (a)	517	121,226
Copart, Inc. (a)	4,628	181,186
CoreCivic, Inc. (a)	1,562	29,850
Deluxe Corp.	2,070	46,223
Enviri Corp. (a)	4,171	74,744
GEO Group, Inc. (a)	1,027	16,555
Healthcare Services Group, Inc. (a)	3,699	70,725
HNI Corp.	1,330	55,913
Interface, Inc.	908	25,351
Liquidity Services, Inc. (a)	317	9,608
MillerKnoll, Inc.	3,153	57,637
MSA Safety, Inc.	242	38,754
OPENLANE, Inc. (a)	1,524	45,385
Pitney Bowes, Inc.	3,005	31,763
RB Global, Inc.	997	102,561
Republic Services, Inc.	1,533	324,889
Rollins, Inc.	1,593	95,612
Tetra Tech, Inc.	1,664	55,811
UniFirst Corp.	290	55,941
Security Description	Shares	Value
Veralto Corp.	1,096	$109,359
Vestis Corp. (b)	5,048	33,670
Waste Management, Inc.	2,003	440,079
		2,409,097
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	4,589	601,297
Calix, Inc. (a)	530	28,053
Ciena Corp. (a)	1,067	249,539
Cisco Systems, Inc.	41,135	3,168,629
Digi International, Inc. (a)	327	14,156
Extreme Networks, Inc. (a)	976	16,250
F5, Inc. (a)	341	87,044
Harmonic, Inc. (a)	824	8,149
Lumentum Holdings, Inc. (a)	526	193,878
Motorola Solutions, Inc.	433	165,978
NetScout Systems, Inc. (a)	1,378	37,289
Viasat, Inc. (a)	6,212	214,066
Viavi Solutions, Inc. (a)	1,853	33,020
		4,817,348
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	1,588	151,384
Arcosa, Inc.	704	74,849
Comfort Systems USA, Inc.	199	185,725
Dycom Industries, Inc. (a)	366	123,671
EMCOR Group, Inc.	336	205,561
Everus Construction Group, Inc. (a)	734	62,801
Fluor Corp. (a)	7,824	310,065
Granite Construction, Inc. (b)	599	69,095
MasTec, Inc. (a)	1,206	262,148
MYR Group, Inc. (a)	303	66,206
Quanta Services, Inc.	792	334,272
Valmont Industries, Inc.	192	77,245
WillScot Holdings Corp. (b)	2,200	41,426
		1,964,448
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	252	52,083
Knife River Corp. (a)	575	40,451
Martin Marietta Materials, Inc.	468	291,405
Vulcan Materials Co.	718	204,788
		588,727
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	12,966	587,230
American Express Co.	5,602	2,072,460
Bread Financial Holdings, Inc.	2,141	158,498
Capital One Financial Corp.	15,028	3,642,186
Encore Capital Group, Inc. (a)	1,158	62,937
Enova International, Inc. (a)	1,161	182,509
EZCORP, Inc. Class A (a)(b)	2,688	52,201
FirstCash Holdings, Inc.	550	87,659
Navient Corp.	3,406	44,278
PRA Group, Inc. (a)	1,813	32,072
PROG Holdings, Inc.	1,847	54,468
SLM Corp.	1,984	53,687
Synchrony Financial	16,762	1,398,454

See accompanying notes to financial statements.
80

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a)	168	$23,586
		8,452,225
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
Albertsons Cos., Inc. Class A	18,558	318,641
Andersons, Inc.	1,546	82,201
BJ's Wholesale Club Holdings, Inc. (a)	1,265	113,888
Casey's General Stores, Inc.	277	153,101
Chefs' Warehouse, Inc. (a)	686	42,758
Costco Wholesale Corp.	2,369	2,042,883
Dollar General Corp.	10,234	1,358,768
Dollar Tree, Inc. (a)	4,485	551,700
Grocery Outlet Holding Corp. (a)(b)	4,460	45,046
Kroger Co.	28,277	1,766,747
Maplebear, Inc. (a)	1,780	80,064
Performance Food Group Co. (a)	7,329	659,024
PriceSmart, Inc.	628	77,037
Sprouts Farmers Market, Inc. (a)	827	65,887
Sysco Corp.	9,320	686,791
Target Corp.	21,135	2,065,946
U.S. Foods Holding Corp. (a)	5,357	403,489
United Natural Foods, Inc. (a)	2,728	91,852
Walmart, Inc.	84,924	9,461,383
		20,067,206
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	54,472	454,296
AptarGroup, Inc.	451	55,004
Avery Dennison Corp.	768	139,684
Ball Corp.	6,498	344,199
Crown Holdings, Inc. (b)	1,641	168,974
Graphic Packaging Holding Co.	5,720	86,143
Greif, Inc. Class A	1,252	84,760
International Paper Co.	6,299	248,118
O-I Glass, Inc. (a)	6,708	99,010
Packaging Corp. of America	1,066	219,841
Sealed Air Corp.	3,399	140,821
Silgan Holdings, Inc. (b)	2,094	84,535
Smurfit WestRock PLC	6,307	243,892
Sonoco Products Co.	2,432	106,132
		2,475,409
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,231	397,284
LKQ Corp.	6,044	182,529
Pool Corp.	284	64,965
		644,778
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	344	35,594
Duolingo, Inc. (a)	53	9,301
Frontdoor, Inc. (a)	807	46,556
Graham Holdings Co. Class B	165	181,269
Grand Canyon Education, Inc. (a)	185	30,767
H&R Block, Inc.	1,279	55,739
Matthews International Corp. Class A	1,409	36,803
Security Description	Shares	Value
Mister Car Wash, Inc. (a)	4,123	$22,924
Perdoceo Education Corp.	1,042	30,562
Service Corp. International	1,081	84,286
Strategic Education, Inc.	472	37,854
Stride, Inc. (a)	315	20,453
		592,108
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	1,293	26,687
American Assets Trust, Inc. REIT	2,160	40,889
Armada Hoffler Properties, Inc. REIT (b)	1,054	6,977
Essential Properties Realty Trust, Inc. REIT	1,921	56,977
Global Net Lease, Inc. REIT	9,168	78,845
WP Carey, Inc. REIT	5,089	327,528
		537,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	137,317	3,410,954
Cogent Communications Holdings, Inc. (b)	916	19,749
Frontier Communications Parent, Inc. (a)	5,887	224,118
Iridium Communications, Inc.	865	15,034
Lumen Technologies, Inc. (a)	43,689	339,464
Shenandoah Telecommunications Co.	2,105	24,334
Uniti Group, Inc.	2,748	19,263
Verizon Communications, Inc.	196,019	7,983,854
		12,036,770
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	3,060	198,931
American Electric Power Co., Inc.	7,703	888,233
Constellation Energy Corp.	1,711	604,445
Duke Energy Corp.	11,150	1,306,891
Edison International	9,015	541,080
Entergy Corp.	5,376	496,904
Evergy, Inc.	4,377	317,289
Eversource Energy	7,131	480,130
Exelon Corp.	19,528	851,225
FirstEnergy Corp.	12,219	547,045
IDACORP, Inc.	643	81,378
MGE Energy, Inc.	354	27,761
NextEra Energy, Inc.	20,110	1,614,431
NRG Energy, Inc.	2,785	443,483
OGE Energy Corp.	2,858	122,037
Otter Tail Corp.	798	64,486
PG&E Corp.	42,776	687,410
Pinnacle West Capital Corp.	2,357	209,066
Portland General Electric Co.	2,545	122,135
PPL Corp.	10,456	366,169
Southern Co.	13,302	1,159,934
TXNM Energy, Inc.	1,285	75,661
Xcel Energy, Inc.	8,557	632,020
		11,838,144

See accompanying notes to financial statements.
81

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.7%
Acuity, Inc.	241	$86,770
AMETEK, Inc.	1,250	256,637
Eaton Corp. PLC	2,119	674,923
Emerson Electric Co.	5,428	720,404
EnerSys	704	103,312
GE Vernova, Inc.	1,443	943,102
Generac Holdings, Inc. (a)	593	80,867
Hubbell, Inc.	319	141,671
Nextpower, Inc. Class A (a)	864	75,263
nVent Electric PLC	1,571	160,195
Powell Industries, Inc.	96	30,603
Regal Rexnord Corp.	942	132,181
Rockwell Automation, Inc.	726	282,465
Sensata Technologies Holding PLC	3,479	115,816
Sunrun, Inc. (a)	10,289	189,318
Vicor Corp. (a)	265	29,044
		4,022,571
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Advanced Energy Industries, Inc.	246	51,505
Amphenol Corp. Class A	5,489	741,783
Arlo Technologies, Inc. (a)	530	7,415
Arrow Electronics, Inc. (a)	2,341	257,931
Avnet, Inc.	3,909	187,945
Badger Meter, Inc.	63	10,988
Belden, Inc.	512	59,674
Benchmark Electronics, Inc.	1,592	68,074
CDW Corp.	1,594	217,103
Cognex Corp.	1,402	50,444
Coherent Corp. (a)	1,153	212,809
Corning, Inc.	7,489	655,737
Crane NXT Co.	582	27,395
CTS Corp.	231	9,903
ePlus, Inc.	604	52,971
Fabrinet (a)	287	130,665
Flex Ltd. (a)	8,895	537,436
Insight Enterprises, Inc. (a)	1,454	118,457
IPG Photonics Corp. (a)	1,214	86,922
Itron, Inc. (a)	342	31,758
Jabil, Inc.	2,530	576,891
Keysight Technologies, Inc. (a)	1,089	221,274
Knowles Corp. (a)	1,826	39,131
Littelfuse, Inc.	317	80,176
Novanta, Inc. (a)(b)	211	25,107
OSI Systems, Inc. (a)	110	28,057
PC Connection, Inc.	640	36,966
Plexus Corp. (a)	379	55,713
Ralliant Corp.	852	43,375
Rogers Corp. (a)	455	41,664
Sanmina Corp. (a)	1,272	190,889
ScanSource, Inc. (a)	1,078	42,107
TD SYNNEX Corp.	3,549	533,166
TE Connectivity PLC	2,847	647,721
Teledyne Technologies, Inc. (a)	353	180,288
Trimble, Inc. (a)	1,849	144,869
Security Description	Shares	Value
TTM Technologies, Inc. (a)	2,529	$174,501
Vishay Intertechnology, Inc.	5,156	74,710
Vontier Corp.	1,540	57,257
Zebra Technologies Corp. Class A (a)	372	90,329
		6,801,106
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,318	34,294
Atlas Energy Solutions, Inc. (b)	3,559	33,526
Baker Hughes Co.	11,819	538,237
Bristow Group, Inc. (a)	1,121	41,051
Cactus, Inc. Class A	697	31,839
Core Laboratories, Inc.	312	5,001
Halliburton Co.	20,173	570,089
Helix Energy Solutions Group, Inc. (a)	2,922	18,321
Helmerich & Payne, Inc.	4,622	132,559
Innovex International, Inc. (a)	906	19,814
Liberty Energy, Inc.	7,424	137,047
NOV, Inc.	17,410	272,118
Oceaneering International, Inc. (a)	1,405	33,762
Patterson-UTI Energy, Inc.	16,095	98,341
RPC, Inc.	4,449	24,203
SLB Ltd.	21,492	824,863
Tidewater, Inc. (a)	677	34,195
Valaris Ltd. (a)	1,531	77,163
Weatherford International PLC	1,684	131,790
		3,058,213
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc.	1,508	35,046
Electronic Arts, Inc.	1,958	400,078
Live Nation Entertainment, Inc. (a)	1,608	229,140
Madison Square Garden Sports Corp. (a)	95	24,572
Netflix, Inc. (a)	14,004	1,313,015
Take-Two Interactive Software, Inc. (a)	559	143,121
TKO Group Holdings, Inc.	621	129,789
Walt Disney Co.	18,686	2,125,906
Warner Bros Discovery, Inc. (a)	115,261	3,321,822
Warner Music Group Corp. Class A	6,645	203,802
		7,926,291
FINANCIAL SERVICES — 3.2%
Apollo Global Management, Inc.	4,832	699,480
Berkshire Hathaway, Inc. Class B (a)	22,239	11,178,433
Corpay, Inc. (a)	436	131,206
Equitable Holdings, Inc.	3,698	176,210
Essent Group Ltd.	2,435	158,299
Euronet Worldwide, Inc. (a)	697	53,049
EVERTEC, Inc.	595	17,309
Fidelity National Information Services, Inc.	6,331	420,758
Fiserv, Inc. (a)	4,561	306,362
Global Payments, Inc.	4,712	364,709

See accompanying notes to financial statements.
82

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
HA Sustainable Infrastructure Capital, Inc.	1,921	$60,377
Jack Henry & Associates, Inc.	358	65,328
Jackson Financial, Inc. Class A	3,164	337,441
Mastercard, Inc. Class A	1,327	757,558
MGIC Investment Corp.	5,763	168,395
NCR Atleos Corp. (a)	3,181	121,228
NMI Holdings, Inc. (a)	1,295	52,823
Payoneer Global, Inc. (a)	2,726	15,320
PayPal Holdings, Inc.	11,531	673,180
Radian Group, Inc.	3,155	113,548
Shift4 Payments, Inc. Class A (a)(b)	431	27,140
Visa, Inc. Class A	4,320	1,515,067
Voya Financial, Inc.	4,473	333,194
Walker & Dunlop, Inc.	603	36,270
Western Union Co. (b)	15,085	140,441
WEX, Inc. (a)	431	64,210
		17,987,335
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	22,280	1,280,877
Bunge Global SA	6,298	561,026
Cal-Maine Foods, Inc.	1,136	90,392
Campbell's Co.	9,020	251,387
Conagra Brands, Inc.	11,201	193,889
Darling Ingredients, Inc. (a)	7,277	261,972
Flowers Foods, Inc.	4,567	49,689
Fresh Del Monte Produce, Inc.	1,511	53,837
Freshpet, Inc. (a)	258	15,720
General Mills, Inc.	10,489	487,739
Hershey Co.	2,098	381,794
Hormel Foods Corp.	13,335	316,040
Ingredion, Inc.	1,256	138,487
J&J Snack Foods Corp.	208	18,797
J.M. Smucker Co.	1,990	194,642
John B Sanfilippo & Son, Inc.	428	30,217
Kraft Heinz Co.	39,909	967,793
Lamb Weston Holdings, Inc.	2,014	84,367
Marzetti Co.	212	34,857
McCormick & Co., Inc.	1,893	128,932
Mondelez International, Inc. Class A	15,723	846,369
Pilgrim's Pride Corp.	1,877	73,184
Post Holdings, Inc. (a)	1,065	105,488
Simply Good Foods Co. (a)	863	17,329
Tootsie Roll Industries, Inc. (b)	910	33,333
TreeHouse Foods, Inc. (a)	2,077	48,996
Tyson Foods, Inc. Class A	13,284	778,708
		7,445,861
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,519	254,630
Chesapeake Utilities Corp.	256	31,939
MDU Resources Group, Inc.	9,340	182,317
National Fuel Gas Co.	1,289	103,197
New Jersey Resources Corp.	1,543	71,163
Northwest Natural Holding Co.	937	43,795
ONE Gas, Inc.	1,320	101,970
Security Description	Shares	Value
Southwest Gas Holdings, Inc.	2,966	$237,339
Spire, Inc.	1,531	126,614
UGI Corp.	9,844	368,461
		1,521,425
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	1,067	79,161
Avis Budget Group, Inc. (a)(b)	784	100,603
CSX Corp.	18,290	663,012
Heartland Express, Inc.	1,335	12,055
Hertz Global Holdings, Inc. (a)(b)	6,315	32,459
JB Hunt Transport Services, Inc.	1,516	294,619
Knight-Swift Transportation Holdings, Inc.	3,763	196,730
Landstar System, Inc.	380	54,606
Marten Transport Ltd.	2,652	30,180
Norfolk Southern Corp.	2,332	673,295
Old Dominion Freight Line, Inc.	1,014	158,995
RXO, Inc. (a)(b)	1,833	23,169
Ryder System, Inc.	1,879	359,622
Saia, Inc. (a)	208	67,916
Schneider National, Inc. Class B	2,160	57,305
Uber Technologies, Inc. (a)	11,181	913,600
Union Pacific Corp.	4,538	1,049,730
Werner Enterprises, Inc.	2,836	85,108
XPO, Inc. (a)	871	118,378
		4,970,543
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	5,520	691,601
Align Technology, Inc. (a)	729	113,833
Artivion, Inc. (a)	208	9,487
Avanos Medical, Inc. (a)	1,423	15,980
Baxter International, Inc.	9,739	186,112
Becton Dickinson & Co.	2,154	418,027
Boston Scientific Corp. (a)	4,796	457,299
CONMED Corp.	241	9,785
Cooper Cos., Inc. (a)	1,226	100,483
Dentsply Sirona, Inc.	9,102	104,036
Dexcom, Inc. (a)	1,741	115,550
Edwards Lifesciences Corp. (a)	3,569	304,257
Embecta Corp.	2,664	31,648
Enovis Corp. (a)	1,325	35,298
Envista Holdings Corp. (a)	4,005	86,948
GE HealthCare Technologies, Inc.	3,439	282,067
Glaukos Corp. (a)	58	6,549
Globus Medical, Inc. Class A (a)	700	61,117
Haemonetics Corp. (a)	318	25,488
Hologic, Inc. (a)	2,680	199,633
ICU Medical, Inc. (a)	362	51,646
IDEXX Laboratories, Inc. (a)	267	180,633
Inspire Medical Systems, Inc. (a)	85	7,840
Insulet Corp. (a)	210	59,690
Integer Holdings Corp. (a)	337	26,431
Integra LifeSciences Holdings Corp. (a)	1,103	13,699
Intuitive Surgical, Inc. (a)	922	522,184

See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	223	$14,841
LeMaitre Vascular, Inc.	61	4,947
LivaNova PLC (a)	616	37,902
Masimo Corp. (a)	275	35,766
Medtronic PLC	15,515	1,490,371
Merit Medical Systems, Inc. (a)	319	28,117
Neogen Corp. (a)	4,605	32,189
Omnicell, Inc. (a)	837	37,916
Penumbra, Inc. (a)	82	25,495
QuidelOrtho Corp. (a)	2,889	82,510
ResMed, Inc.	778	187,397
Solventum Corp. (a)	3,442	272,744
STAAR Surgical Co. (a)(b)	375	8,659
STERIS PLC	538	136,394
Stryker Corp.	1,536	539,858
Tandem Diabetes Care, Inc. (a)	234	5,143
Teleflex, Inc.	644	78,594
TransMedics Group, Inc. (a)	78	9,489
UFP Technologies, Inc. (a)	43	9,547
Zimmer Biomet Holdings, Inc.	1,889	169,859
		7,325,059
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a)(b)	2,158	30,622
AdaptHealth Corp. (a)	4,589	45,706
Addus HomeCare Corp. (a)	200	21,478
AMN Healthcare Services, Inc. (a)	1,759	27,722
Astrana Health, Inc. (a)	793	19,674
Cardinal Health, Inc.	11,101	2,281,256
Cencora, Inc.	9,021	3,046,843
Centene Corp. (a)	21,591	888,470
Chemed Corp.	48	20,537
Cigna Group	12,386	3,408,999
Concentra Group Holdings Parent, Inc.	5,521	108,653
CorVel Corp. (a)	215	14,549
CVS Health Corp.	58,910	4,675,098
DaVita, Inc. (a)	1,653	187,797
Elevance Health, Inc.	5,252	1,841,089
Encompass Health Corp.	762	80,879
Ensign Group, Inc.	375	65,325
HCA Healthcare, Inc.	3,093	1,443,998
HealthEquity, Inc. (a)	512	46,904
Henry Schein, Inc. (a)	1,982	149,800
Hims & Hers Health, Inc. (a)(b)	684	22,210
Humana, Inc.	5,594	1,432,791
Labcorp Holdings, Inc.	1,191	298,798
McKesson Corp.	2,918	2,393,606
Molina Healthcare, Inc. (a)	1,059	183,779
National HealthCare Corp.	257	35,232
NeoGenomics, Inc. (a)	857	10,078
OmniAb, Inc. (a)(d)	38	—
Option Care Health, Inc. (a)	1,693	53,939
Pediatrix Medical Group, Inc. (a)	1,955	41,817
Privia Health Group, Inc. (a)	654	15,506
Progyny, Inc. (a)	982	25,218
Quest Diagnostics, Inc.	1,327	230,274
Security Description	Shares	Value
RadNet, Inc. (a)	588	$41,954
Select Medical Holdings Corp.	4,797	71,235
Tenet Healthcare Corp. (a)	4,086	811,970
U.S. Physical Therapy, Inc.	101	7,887
UnitedHealth Group, Inc.	9,442	3,116,899
Universal Health Services, Inc. Class B	1,362	296,943
		27,495,535
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	3,580	175,205
CareTrust REIT, Inc. (b)	1,174	42,452
Healthcare Realty Trust, Inc. REIT	8,248	139,804
Healthpeak Properties, Inc. REIT	9,909	159,337
LTC Properties, Inc. REIT	1,063	36,546
Medical Properties Trust, Inc. REIT	22,810	114,050
Omega Healthcare Investors, Inc. REIT	4,362	193,411
Sabra Health Care REIT, Inc.	5,745	108,810
Universal Health Realty Income Trust REIT	444	17,409
Ventas, Inc. REIT	2,870	222,081
Welltower, Inc. REIT	3,682	683,416
		1,892,521
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	1,558	13,726
Doximity, Inc. Class A (a)	594	26,302
HealthStream, Inc.	412	9,505
Schrodinger, Inc. (a)	291	5,203
		54,736
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	10,107	119,768
DiamondRock Hospitality Co. REIT	5,459	48,913
Host Hotels & Resorts, Inc. REIT	15,028	266,446
Park Hotels & Resorts, Inc. REIT (b)	9,276	97,027
Pebblebrook Hotel Trust REIT	5,418	61,332
Ryman Hospitality Properties, Inc. REIT	565	53,460
Summit Hotel Properties, Inc. REIT	4,637	22,582
Sunstone Hotel Investors, Inc. REIT	3,263	29,171
Xenia Hotels & Resorts, Inc. REIT	2,576	36,425
		735,124
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	3,245	440,411
Aramark	5,056	186,364
BJ's Restaurants, Inc. (a)	283	11,150
Bloomin' Brands, Inc.	2,457	15,160
Booking Holdings, Inc.	81	433,782
Boyd Gaming Corp.	1,530	130,417
Brinker International, Inc. (a)	241	34,588
Caesars Entertainment, Inc. (a)	9,716	227,257
Carnival Corp. (a)	15,550	474,897
Cava Group, Inc. (a)(b)	213	12,501
Cheesecake Factory, Inc. (b)	871	43,968

See accompanying notes to financial statements.
84

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	6,007	$222,259
Choice Hotels International, Inc. (b)	220	20,957
Churchill Downs, Inc.	488	55,525
Cracker Barrel Old Country Store, Inc.	985	25,019
Darden Restaurants, Inc.	1,191	219,168
Dave & Buster's Entertainment, Inc. (a)	1,402	22,726
Domino's Pizza, Inc.	192	80,030
DoorDash, Inc. Class A (a)	1,221	276,532
Expedia Group, Inc.	1,456	412,499
Golden Entertainment, Inc.	938	25,504
Hilton Grand Vacations, Inc. (a)	2,924	130,849
Hilton Worldwide Holdings, Inc.	370	106,283
Hyatt Hotels Corp. Class A (b)	1,001	160,480
Las Vegas Sands Corp.	5,948	387,155
Marriott International, Inc. Class A	1,202	372,909
Marriott Vacations Worldwide Corp.	1,455	83,939
McDonald's Corp.	3,877	1,184,928
MGM Resorts International (a)(b)	9,540	348,115
Monarch Casino & Resort, Inc.	202	19,331
Norwegian Cruise Line Holdings Ltd. (a)	6,669	148,852
Papa John's International, Inc. (b)	764	29,406
Penn Entertainment, Inc. (a)	6,420	94,695
Planet Fitness, Inc. Class A (a)	247	26,792
Pursuit Attractions & Hospitality, Inc. (a)	334	11,249
Royal Caribbean Cruises Ltd.	1,368	381,563
Sabre Corp. (a)	5,472	7,442
Shake Shack, Inc. Class A (a)	241	19,562
Six Flags Entertainment Corp. (a)(b)	885	13,576
Starbucks Corp.	6,904	581,386
Texas Roadhouse, Inc.	440	73,040
Travel & Leisure Co.	1,712	120,747
Vail Resorts, Inc. (b)	531	70,517
Wendy's Co. (b)	3,967	33,045
Wingstop, Inc. (b)	44	10,494
Wyndham Hotels & Resorts, Inc.	245	18,512
Wynn Resorts Ltd.	1,053	126,708
Yum! Brands, Inc.	1,462	221,171
		8,153,460
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	67	39,580
Century Communities, Inc.	1,249	74,128
Champion Homes, Inc. (a)	540	45,630
DR Horton, Inc.	6,473	932,306
Dream Finders Homes, Inc. Class A (a)(b)	1,264	21,614
Ethan Allen Interiors, Inc.	1,046	23,891
Garmin Ltd.	1,007	204,270
Green Brick Partners, Inc. (a)	803	50,316
Installed Building Products, Inc.	276	71,592
KB Home	3,014	170,020
La-Z-Boy, Inc.	1,227	45,730
Leggett & Platt, Inc.	5,755	63,305
Security Description	Shares	Value
Lennar Corp. Class A	10,040	$1,032,112
LGI Homes, Inc. (a)	957	41,113
M/I Homes, Inc. (a)	1,256	160,705
Meritage Homes Corp.	1,674	110,149
Mohawk Industries, Inc. (a)	2,401	262,429
Newell Brands, Inc.	18,139	67,477
NVR, Inc. (a)	27	196,905
PulteGroup, Inc.	3,846	450,982
Somnigroup International, Inc.	1,130	100,886
Sonos, Inc. (a)	2,049	35,980
Taylor Morrison Home Corp. (a)	4,729	278,396
Toll Brothers, Inc.	2,330	315,063
TopBuild Corp. (a)	341	142,262
Tri Pointe Homes, Inc. (a)	4,276	134,566
Whirlpool Corp.	2,596	187,275
		5,258,682
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	313	10,063
Central Garden & Pet Co. Class A (a)	2,312	67,487
Church & Dwight Co., Inc.	1,383	115,965
Clorox Co.	956	96,394
Colgate-Palmolive Co.	2,512	198,498
Energizer Holdings, Inc.	1,528	30,392
Kimberly-Clark Corp.	3,158	318,611
Procter & Gamble Co.	7,401	1,060,637
WD-40 Co.	47	9,254
		1,907,301
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	32,562	466,939
Clearway Energy, Inc. Class A	646	20,297
Clearway Energy, Inc. Class C	1,582	52,618
Ormat Technologies, Inc.	560	61,863
Vistra Corp.	1,952	314,916
		916,633
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	5,150	824,515
Honeywell International, Inc.	3,954	771,386
		1,595,901
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	283	50,414
First Industrial Realty Trust, Inc. REIT	1,386	79,376
Innovative Industrial Properties, Inc. REIT	1,302	61,663
LXP Industrial Trust REIT	817	40,507
Prologis, Inc. REIT	7,089	904,982
Rexford Industrial Realty, Inc. REIT	3,238	125,375
STAG Industrial, Inc. REIT	2,356	86,606
Terreno Realty Corp. REIT	755	44,326
		1,393,249

See accompanying notes to financial statements.
85

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
INSURANCE — 3.7%
Aflac, Inc.	6,791	$748,844
Allstate Corp.	5,129	1,067,601
American Financial Group, Inc.	1,671	228,392
American International Group, Inc.	12,753	1,091,019
AMERISAFE, Inc.	317	12,176
Aon PLC Class A	715	252,309
Arch Capital Group Ltd. (a)	6,994	670,864
Arthur J Gallagher & Co.	626	162,003
Assurant, Inc.	1,001	241,091
Assured Guaranty Ltd.	1,107	99,486
Brighthouse Financial, Inc. (a)	2,744	177,784
Brown & Brown, Inc.	1,260	100,422
Chubb Ltd.	5,271	1,645,184
Cincinnati Financial Corp.	2,976	486,040
CNO Financial Group, Inc.	2,360	100,229
Employers Holdings, Inc.	637	27,499
Erie Indemnity Co. Class A	209	59,910
Everest Group Ltd.	1,957	664,108
F&G Annuities & Life, Inc.	698	21,533
Fidelity National Financial, Inc.	11,819	645,199
First American Financial Corp.	2,580	158,515
Genworth Financial, Inc. (a)	18,784	169,620
Globe Life, Inc.	1,175	164,335
Goosehead Insurance, Inc. Class A	36	2,651
Hanover Insurance Group, Inc.	706	129,036
Hartford Insurance Group, Inc.	5,397	743,707
HCI Group, Inc.	177	33,929
Horace Mann Educators Corp.	1,143	52,784
Kemper Corp.	1,126	45,648
Kinsale Capital Group, Inc.	87	34,027
Lincoln National Corp.	7,796	347,156
Loews Corp.	7,892	831,107
Marsh & McLennan Cos., Inc.	2,602	482,723
Mercury General Corp.	1,143	107,511
MetLife, Inc.	25,760	2,033,494
Old Republic International Corp.	5,335	243,489
Palomar Holdings, Inc. (a)	213	28,704
Primerica, Inc.	324	83,709
Principal Financial Group, Inc.	9,379	827,322
ProAssurance Corp. (a)	734	17,733
Progressive Corp.	1,831	416,955
Prudential Financial, Inc.	16,343	1,844,798
Reinsurance Group of America, Inc.	3,084	627,471
RenaissanceRe Holdings Ltd.	1,137	319,679
RLI Corp.	858	54,895
Ryan Specialty Holdings, Inc.	480	24,782
Safety Insurance Group, Inc.	314	24,464
Selective Insurance Group, Inc.	1,149	96,137
SiriusPoint Ltd. (a)	4,812	105,335
Stewart Information Services Corp.	652	45,810
Travelers Cos., Inc.	4,321	1,253,349
Trupanion, Inc. (a)	244	9,118
United Fire Group, Inc.	1,113	40,458
Unum Group	3,810	295,275
W.R. Berkley Corp.	4,295	301,165
Security Description	Shares	Value
Willis Towers Watson PLC	598	$196,503
		20,695,087
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A	18,411	5,762,643
Alphabet, Inc. Class C	39,235	12,311,943
Cargurus, Inc. (a)	619	23,739
Cars.com, Inc. (a)	1,114	13,591
IAC, Inc. (a)	3,226	126,136
Match Group, Inc.	2,137	69,004
Meta Platforms, Inc. Class A	9,843	6,497,266
QuinStreet, Inc. (a)	484	6,955
Shutterstock, Inc.	1,077	20,571
TripAdvisor, Inc. (a)	2,573	37,463
Yelp, Inc. (a)	891	27,077
Ziff Davis, Inc. (a)	1,948	68,472
ZoomInfo Technologies, Inc. (a)	3,841	39,063
		25,003,923
IT SERVICES — 0.8%
Accenture PLC Class A	3,853	1,033,760
Akamai Technologies, Inc. (a)	1,795	156,614
ASGN, Inc. (a)	1,033	49,760
Cognizant Technology Solutions Corp. Class A	5,907	490,281
DigitalOcean Holdings, Inc. (a)	485	23,338
DXC Technology Co. (a)	7,887	115,545
EPAM Systems, Inc. (a)	539	110,430
Gartner, Inc. (a)	415	104,696
GoDaddy, Inc. Class A (a)	762	94,549
Grid Dynamics Holdings, Inc. (a)	372	3,359
International Business Machines Corp.	7,101	2,103,387
Kyndryl Holdings, Inc. (a)	4,445	118,059
VeriSign, Inc.	442	107,384
		4,511,162
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	625	49,888
Brunswick Corp.	3,013	223,685
Mattel, Inc. (a)	4,759	94,419
Polaris, Inc.	2,478	156,733
Topgolf Callaway Brands Corp. (a)	6,475	75,563
YETI Holdings, Inc. (a)(b)	1,020	45,053
		645,341
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	2,055	168,510
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,537	209,140
Avantor, Inc. (a)	9,644	110,520
Azenta, Inc. (a)(b)	1,064	35,389
BioLife Solutions, Inc. (a)	196	4,739
Bio-Rad Laboratories, Inc. Class A (a)	873	264,510
Bio-Techne Corp.	715	42,049
Bruker Corp.	1,054	49,654

See accompanying notes to financial statements.
86

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	602	$120,087
Cytek Biosciences, Inc. (a)	1,236	6,242
Danaher Corp.	3,944	902,860
Fortrea Holdings, Inc. (a)	4,116	71,001
Illumina, Inc. (a)	1,175	154,113
IQVIA Holdings, Inc. (a)	1,661	374,406
Medpace Holdings, Inc. (a)	165	92,672
Mettler-Toledo International, Inc. (a)	112	156,149
Repligen Corp. (a)	232	38,016
Revvity, Inc.	959	92,783
Sotera Health Co. (a)	1,994	35,174
Thermo Fisher Scientific, Inc.	2,059	1,193,088
Waters Corp. (a)	308	116,988
West Pharmaceutical Services, Inc.	369	101,527
		4,171,107
MACHINERY — 2.2%
AGCO Corp.	2,849	297,208
Alamo Group, Inc.	161	27,027
Albany International Corp. Class A	313	15,869
Astec Industries, Inc.	536	23,220
Caterpillar, Inc.	4,884	2,797,897
Chart Industries, Inc. (a)	443	91,360
CNH Industrial NV	41,116	379,090
Crane Co.	503	92,768
Cummins, Inc.	1,675	855,004
Deere & Co.	2,607	1,213,741
Donaldson Co., Inc.	889	78,819
Dover Corp.	1,399	273,141
Enerpac Tool Group Corp.	253	9,675
Enpro, Inc.	162	34,689
Esab Corp.	336	37,538
ESCO Technologies, Inc.	147	28,722
Federal Signal Corp.	323	35,075
Flowserve Corp.	1,415	98,173
Fortive Corp.	2,572	142,000
Franklin Electric Co., Inc.	327	31,238
Gates Industrial Corp. PLC (a)	4,963	106,556
Graco, Inc.	893	73,199
Greenbrier Cos., Inc.	1,374	64,221
Hillenbrand, Inc.	3,223	102,234
IDEX Corp.	565	100,536
Illinois Tool Works, Inc.	1,991	490,383
Ingersoll Rand, Inc.	1,928	152,736
ITT, Inc.	510	88,490
JBT Marel Corp.	250	37,668
Kadant, Inc.	55	15,676
Kennametal, Inc.	3,535	100,429
Lincoln Electric Holdings, Inc.	361	86,510
Lindsay Corp.	90	10,608
Middleby Corp. (a)	630	93,662
Mueller Industries, Inc.	1,079	123,869
Mueller Water Products, Inc. Class A	1,305	31,085
Nordson Corp.	422	101,461
Oshkosh Corp.	1,524	191,460
Security Description	Shares	Value
Otis Worldwide Corp.	2,126	$185,706
PACCAR, Inc.	10,148	1,111,307
Parker-Hannifin Corp.	698	613,514
Pentair PLC	1,063	110,701
Proto Labs, Inc. (a)	345	17,454
RBC Bearings, Inc. (a)	200	89,686
Snap-on, Inc.	504	173,678
SPX Technologies, Inc. (a)	189	37,811
Standex International Corp.	53	11,516
Stanley Black & Decker, Inc.	3,581	265,997
Tennant Co.	174	12,824
Terex Corp.	3,029	161,688
Timken Co.	1,498	126,027
Titan International, Inc. (a)(b)	2,848	22,300
Toro Co.	969	76,280
Trinity Industries, Inc.	1,907	50,421
Watts Water Technologies, Inc. Class A	199	54,928
Westinghouse Air Brake Technologies Corp.	1,050	224,122
Worthington Enterprises, Inc.	1,485	76,581
Xylem, Inc.	2,050	279,169
		12,234,747
MARINE — 0.0% *
Kirby Corp. (a)	834	91,890
Matson, Inc.	776	95,875
		187,765
MEDIA — 1.5%
Cable One, Inc. (b)	214	24,150
Charter Communications, Inc. Class A (a)	4,095	854,831
Comcast Corp. Class A	169,147	5,055,804
DoubleVerify Holdings, Inc. (a)	1,651	18,888
EchoStar Corp. Class A (a)(b)	6,240	678,288
Fox Corp. Class A	4,134	302,071
Fox Corp. Class B	2,861	185,765
John Wiley & Sons, Inc. Class A	967	29,619
New York Times Co. Class A	1,353	93,925
News Corp. Class A	5,366	140,160
News Corp. Class B	1,784	52,860
Nexstar Media Group, Inc.	1,336	271,275
Omnicom Group, Inc.	6,171	498,308
Paramount Skydance Corp. Class B	14,269	191,205
Scholastic Corp.	1,091	32,326
TEGNA, Inc.	7,215	140,043
		8,569,518
METALS & MINING — 1.2%
Alcoa Corp.	3,670	195,024
Alpha Metallurgical Resources, Inc. (a)	505	100,939
Century Aluminum Co. (a)	2,383	93,366
Cleveland-Cliffs, Inc. (a)	26,390	350,459
Commercial Metals Co.	5,190	359,252
Freeport-McMoRan, Inc.	17,534	890,552

See accompanying notes to financial statements.
87

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	738	$84,767
Materion Corp.	345	42,890
Metallus, Inc. (a)	2,018	34,629
MP Materials Corp. (a)(b)	828	41,831
Newmont Corp.	13,297	1,327,705
Nucor Corp.	10,650	1,737,121
Reliance, Inc.	1,036	299,269
Royal Gold, Inc.	439	97,585
Steel Dynamics, Inc.	3,284	556,474
SunCoke Energy, Inc.	3,945	28,404
Warrior Met Coal, Inc.	2,404	211,961
Worthington Steel, Inc.	1,445	50,026
		6,502,254
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Adamas Trust, Inc. REIT	4,480	32,704
Annaly Capital Management, Inc. REIT	16,145	361,002
Apollo Commercial Real Estate Finance, Inc. REIT	5,641	54,605
Arbor Realty Trust, Inc. REIT	8,156	63,291
ARMOUR Residential REIT, Inc. (b)	5,555	98,268
Blackstone Mortgage Trust, Inc. Class A REIT	7,441	142,346
Ellington Financial, Inc. REIT	1,350	18,333
Franklin BSP Realty Trust, Inc. REIT	1,601	16,058
KKR Real Estate Finance Trust, Inc. REIT	2,172	17,854
PennyMac Mortgage Investment Trust REIT	4,473	56,136
Redwood Trust, Inc. REIT	5,869	32,456
Two Harbors Investment Corp. REIT	4,771	50,095
Starwood Property Trust, Inc. REIT (b)	15,966	287,548
		1,230,696
MULTI-UTILITIES — 0.9%
Ameren Corp.	3,223	321,849
Avista Corp.	1,914	73,766
Black Hills Corp.	1,662	115,376
CenterPoint Energy, Inc.	7,783	298,400
CMS Energy Corp.	3,562	249,091
Consolidated Edison, Inc.	5,143	510,803
Dominion Energy, Inc.	16,388	960,173
DTE Energy Co.	2,937	378,814
NiSource, Inc.	5,615	234,482
Northwestern Energy Group, Inc.	1,533	98,940
Public Service Enterprise Group, Inc.	5,945	477,384
Sempra	12,539	1,107,068
Unitil Corp.	360	17,438
WEC Energy Group, Inc.	3,887	409,923
		5,253,507
OFFICE REITs — 0.2%
Brandywine Realty Trust REIT	9,016	26,327
BXP, Inc. REIT (b)	3,571	240,971
Security Description	Shares	Value
COPT Defense Properties REIT	1,609	$44,730
Cousins Properties, Inc. REIT	3,226	83,166
Douglas Emmett, Inc. REIT	3,908	42,949
Easterly Government Properties, Inc. REIT	1,800	38,142
Highwoods Properties, Inc. REIT	2,495	64,421
JBG SMITH Properties REIT	2,857	48,598
Kilroy Realty Corp. REIT (b)	5,053	188,831
SL Green Realty Corp. REIT	1,019	46,741
Vornado Realty Trust REIT	2,359	78,507
		903,383
OIL, GAS & CONSUMABLE FUELS — 6.9%
Antero Midstream Corp.	7,788	138,549
Antero Resources Corp. (a)	4,136	142,527
APA Corp.	16,910	413,619
California Resources Corp.	3,655	163,415
Chevron Corp.	44,738	6,818,519
Chord Energy Corp.	2,786	258,262
Civitas Resources, Inc.	3,990	108,089
CNX Resources Corp. (a)	3,455	127,040
Comstock Resources, Inc. (a)(b)	4,301	99,697
ConocoPhillips	29,208	2,734,161
Core Natural Resources, Inc.	979	86,651
Coterra Energy, Inc.	17,902	471,181
Crescent Energy Co. Class A (b)	10,777	90,419
CVR Energy, Inc. (a)	1,389	35,336
Devon Energy Corp.	29,370	1,075,823
Diamondback Energy, Inc.	8,667	1,302,910
Dorian LPG Ltd.	1,531	37,265
DT Midstream, Inc.	1,225	146,608
EOG Resources, Inc.	10,487	1,101,240
EQT Corp.	5,992	321,171
Expand Energy Corp.	3,412	376,548
Exxon Mobil Corp.	81,684	9,829,853
HF Sinclair Corp.	7,498	345,508
International Seaways, Inc.	1,850	89,817
Kinder Morgan, Inc.	37,836	1,040,112
Magnolia Oil & Gas Corp. Class A	3,634	79,548
Marathon Petroleum Corp.	13,990	2,275,194
Matador Resources Co.	5,318	225,696
Murphy Oil Corp. (b)	6,244	195,125
Northern Oil & Gas, Inc. (b)	4,501	96,636
Occidental Petroleum Corp.	33,270	1,368,062
ONEOK, Inc.	4,801	352,873
Ovintiv, Inc.	11,915	466,949
Par Pacific Holdings, Inc. (a)	2,577	90,556
PBF Energy, Inc. Class A	4,277	115,992
Peabody Energy Corp.	5,677	168,607
Permian Resources Corp.	16,433	230,555
Phillips 66 Co.	18,818	2,428,275
Range Resources Corp.	2,890	101,901
REX American Resources Corp. (a)	1,430	46,218
SM Energy Co.	5,253	98,231
Talos Energy, Inc. (a)	6,169	67,982
Targa Resources Corp.	1,818	335,421
Texas Pacific Land Corp.	78	22,403

See accompanying notes to financial statements.
88

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	14,196	$2,310,967
Viper Energy, Inc. Class A	2,031	78,458
Williams Cos., Inc.	9,309	559,564
World Kinect Corp.	2,614	61,246
		39,130,779
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	876	70,746
Sylvamo Corp.	1,567	75,451
		146,197
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	367	9,810
Coty, Inc. Class A (a)	16,781	51,686
Edgewell Personal Care Co.	2,201	37,527
elf Beauty, Inc. (a)	298	22,660
Estee Lauder Cos., Inc. Class A	5,795	606,852
Interparfums, Inc.	205	17,390
Kenvue, Inc.	45,429	783,650
		1,529,575
PHARMACEUTICALS — 2.7%
Amphastar Pharmaceuticals, Inc. (a)	864	23,138
ANI Pharmaceuticals, Inc. (a)	112	8,841
Bristol-Myers Squibb Co.	24,639	1,329,028
Collegium Pharmaceutical, Inc. (a)	752	34,818
Corcept Therapeutics, Inc. (a)	239	8,317
Eli Lilly & Co.	1,276	1,371,292
Harmony Biosciences Holdings, Inc. (a)	614	22,976
Innoviva, Inc. (a)	1,302	26,027
Jazz Pharmaceuticals PLC (a)	874	148,580
Johnson & Johnson	23,209	4,803,103
Ligand Pharmaceuticals, Inc. (a)	110	20,798
Merck & Co., Inc.	30,136	3,172,115
Organon & Co.	12,551	89,991
Pacira BioSciences, Inc. (a)	871	22,541
Perrigo Co. PLC (b)	6,256	87,083
Pfizer, Inc.	133,906	3,334,259
Phibro Animal Health Corp. Class A	986	36,837
Prestige Consumer Healthcare, Inc. (a)	544	33,559
Supernus Pharmaceuticals, Inc. (a)	709	35,237
Viatris, Inc.	54,586	679,596
Zoetis, Inc.	1,978	248,872
		15,537,008
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a)	7,094	205,726
Automatic Data Processing, Inc.	2,147	552,273
Broadridge Financial Solutions, Inc.	608	135,687
CACI International, Inc. Class A (a)	320	170,499
Concentrix Corp. (b)	2,055	85,447
CSG Systems International, Inc.	320	24,541
Dayforce, Inc. (a)	835	57,749
Equifax, Inc.	550	119,339
ExlService Holdings, Inc. (a)	964	40,912
Exponent, Inc.	202	14,031
Security Description	Shares	Value
FTI Consulting, Inc. (a)	273	$46,637
Genpact Ltd.	1,536	71,854
Insperity, Inc.	820	31,750
Jacobs Solutions, Inc.	1,449	191,935
KBR, Inc.	1,593	64,039
Korn Ferry	763	50,373
Leidos Holdings, Inc.	1,571	283,408
ManpowerGroup, Inc.	2,112	62,790
Maximus, Inc.	1,319	113,856
Parsons Corp. (a)	2,469	152,584
Paychex, Inc.	2,662	298,623
Paycom Software, Inc.	251	39,999
Paylocity Holding Corp. (a)	207	31,568
Robert Half, Inc.	2,344	63,663
Science Applications International Corp.	917	92,305
Verisk Analytics, Inc.	238	53,238
Verra Mobility Corp. (a)	848	19,004
		3,073,830
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	3,021	485,746
CoStar Group, Inc. (a)	1,874	126,008
Cushman & Wakefield Ltd. (a)	10,425	168,781
eXp World Holdings, Inc. (b)	4,160	37,648
Jones Lang LaSalle, Inc. (a)	1,100	370,117
Kennedy-Wilson Holdings, Inc.	5,125	49,559
Marcus & Millichap, Inc.	640	17,466
St. Joe Co.	336	19,948
		1,275,273
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,794	121,787
AvalonBay Communities, Inc. REIT	1,348	244,406
Camden Property Trust REIT	1,020	112,282
Centerspace REIT	313	20,883
Elme Communities REIT	1,822	31,703
Equity LifeStyle Properties, Inc. REIT	1,122	68,004
Equity Residential REIT	4,997	315,011
Essex Property Trust, Inc. REIT	489	127,961
Independence Realty Trust, Inc. REIT	2,244	39,225
Invitation Homes, Inc. REIT	5,416	150,511
Mid-America Apartment Communities, Inc. REIT	1,289	179,055
NexPoint Residential Trust, Inc. REIT	436	13,124
UDR, Inc. REIT	3,298	120,971
Veris Residential, Inc. REIT	779	11,591
		1,556,514
RETAIL REITs — 0.4%
Acadia Realty Trust REIT (b)	1,923	39,498
Agree Realty Corp. REIT	1,023	73,687
Brixmor Property Group, Inc. REIT	3,666	96,123
Curbline Properties Corp. REIT	292	6,777

See accompanying notes to financial statements.
89

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust REIT	623	$62,798
Getty Realty Corp. REIT	1,000	27,370
Kimco Realty Corp. REIT	8,107	164,329
Kite Realty Group Trust REIT	3,128	74,978
Macerich Co. REIT	2,969	54,808
NNN REIT, Inc.	2,856	113,183
Phillips Edison & Co., Inc. REIT	1,288	45,814
Realty Income Corp. REIT	13,097	738,278
Regency Centers Corp. REIT	2,340	161,530
Saul Centers, Inc. REIT	588	18,540
Simon Property Group, Inc. REIT	2,000	370,220
Tanger, Inc. REIT	989	33,003
Urban Edge Properties REIT	1,861	35,713
Whitestone REIT	808	11,223
		2,127,872
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Micro Devices, Inc. (a)	8,794	1,883,323
Allegro MicroSystems, Inc. (a)	413	10,895
Alpha & Omega Semiconductor Ltd. (a)	1,302	25,793
Amkor Technology, Inc.	5,287	208,731
Analog Devices, Inc.	3,031	822,007
Applied Materials, Inc.	4,921	1,264,648
Axcelis Technologies, Inc. (a)	761	61,139
Broadcom, Inc.	12,130	4,198,193
Cirrus Logic, Inc. (a)	562	66,597
Cohu, Inc. (a)	1,083	25,201
Diodes, Inc. (a)	1,077	53,139
Enphase Energy, Inc. (a)	804	25,768
Entegris, Inc.	809	68,158
First Solar, Inc. (a)	1,286	335,942
FormFactor, Inc. (a)	803	44,791
Ichor Holdings Ltd. (a)	1,049	19,333
Impinj, Inc. (a)	69	12,007
Intel Corp. (a)	105,983	3,910,773
KLA Corp.	444	539,496
Kulicke & Soffa Industries, Inc.	1,024	46,653
Lam Research Corp.	6,880	1,177,718
Lattice Semiconductor Corp. (a)	605	44,516
MACOM Technology Solutions Holdings, Inc. (a)	342	58,578
MaxLinear, Inc. (a)	1,128	19,661
Microchip Technology, Inc.	6,425	409,401
Micron Technology, Inc.	11,651	3,325,312
MKS, Inc.	967	154,527
Monolithic Power Systems, Inc.	169	153,175
NVIDIA Corp.	21,421	3,995,016
NXP Semiconductors NV	2,615	567,612
ON Semiconductor Corp. (a)	8,022	434,391
Onto Innovation, Inc. (a)	296	46,727
PDF Solutions, Inc. (a)	191	5,449
Penguin Solutions, Inc. (a)	775	15,159
Photronics, Inc. (a)	1,289	41,248
Power Integrations, Inc.	243	8,636
Security Description	Shares	Value
Qnity Electronics, Inc. Class W/I	2,959	$241,602
Qorvo, Inc. (a)	1,317	111,300
QUALCOMM, Inc.	11,180	1,912,339
Rambus, Inc. (a)	649	59,637
Semtech Corp. (a)	621	45,761
Silicon Laboratories, Inc. (a)	247	32,283
SiTime Corp. (a)	67	23,664
Skyworks Solutions, Inc.	3,519	223,140
SolarEdge Technologies, Inc. (a)(b)	2,754	79,453
Synaptics, Inc. (a)	625	46,262
Teradyne, Inc.	506	97,941
Texas Instruments, Inc.	5,635	977,616
Ultra Clean Holdings, Inc. (a)	2,072	52,484
Universal Display Corp.	182	21,254
Veeco Instruments, Inc. (a)	1,066	30,466
		28,034,915
SOFTWARE — 3.5%
A10 Networks, Inc.	468	8,279
ACI Worldwide, Inc. (a)	625	29,881
Adeia, Inc.	2,103	36,277
Adobe, Inc. (a)	2,277	796,927
Agilysys, Inc. (a)	174	20,678
Alarm.com Holdings, Inc. (a)	276	14,082
Appfolio, Inc. Class A (a)	91	21,171
Autodesk, Inc. (a)	711	210,463
Bill Holdings, Inc. (a)	1,115	60,812
Blackbaud, Inc. (a)	216	13,677
BlackLine, Inc. (a)	212	11,721
Box, Inc. Class A (a)	625	18,694
Cadence Design Systems, Inc. (a)	702	219,431
Cleanspark, Inc. (a)(b)	2,862	28,963
Clear Secure, Inc. Class A	567	19,890
Commvault Systems, Inc. (a)	189	23,693
Crowdstrike Holdings, Inc. Class A (a)	412	193,129
Docusign, Inc. (a)	1,081	73,940
Dolby Laboratories, Inc. Class A	860	55,229
Dropbox, Inc. Class A (a)	2,392	66,498
Dynatrace, Inc. (a)	1,421	61,586
Fair Isaac Corp. (a)	35	59,172
Fortinet, Inc. (a)	2,077	164,935
Gen Digital, Inc.	5,151	140,056
Guidewire Software, Inc. (a)	124	24,925
InterDigital, Inc. (b)	153	48,712
Intuit, Inc.	464	307,363
LiveRamp Holdings, Inc. (a)	703	20,647
Manhattan Associates, Inc. (a)	207	35,875
MARA Holdings, Inc. (a)(b)	3,569	32,050
Microsoft Corp.	21,980	10,629,968
N-able, Inc. (a)	3,239	24,228
NCR Voyix Corp. (a)	5,838	59,548
Oracle Corp.	12,835	2,501,670
Palantir Technologies, Inc. Class A (a)	3,657	650,032
Palo Alto Networks, Inc. (a)	1,655	304,851
Progress Software Corp. (a)	313	13,446

See accompanying notes to financial statements.
90

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	624	$108,707
Qualys, Inc. (a)	235	31,232
Roper Technologies, Inc.	562	250,163
Salesforce, Inc.	4,289	1,136,199
ServiceNow, Inc. (a)	2,695	412,847
Sprinklr, Inc. Class A (a)	1,587	12,347
SPS Commerce, Inc. (a)	180	16,043
Synopsys, Inc. (a)	852	400,201
Teradata Corp. (a)	1,359	41,368
Tyler Technologies, Inc. (a)	150	68,093
Workday, Inc. Class A (a)	1,123	241,198
		19,720,897
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	2,544	446,650
Crown Castle, Inc. REIT	5,190	461,235
CubeSmart REIT	2,700	97,335
Digital Realty Trust, Inc. REIT	1,975	305,552
EPR Properties REIT	893	44,561
Equinix, Inc. REIT	516	395,339
Extra Space Storage, Inc. REIT	2,170	282,577
Four Corners Property Trust, Inc. REIT	1,231	28,387
Gaming & Leisure Properties, Inc. REIT	3,889	173,799
Iron Mountain, Inc. REIT	1,577	130,812
Lamar Advertising Co. Class A REIT	1,030	130,377
Millrose Properties, Inc. REIT	3,646	108,906
National Storage Affiliates Trust REIT	1,628	45,926
Outfront Media, Inc. REIT	3,069	73,963
PotlatchDeltic Corp. REIT	1,660	66,035
Public Storage REIT	839	217,721
Rayonier, Inc. REIT	1,937	41,936
Safehold, Inc. REIT	1,932	26,449
SBA Communications Corp. REIT	564	109,095
VICI Properties, Inc. REIT	20,527	577,219
Weyerhaeuser Co. REIT	10,295	243,889
		4,007,763
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	724	91,130
Academy Sports & Outdoors, Inc.	3,163	158,023
Advance Auto Parts, Inc. (b)	2,849	111,966
American Eagle Outfitters, Inc.	7,329	193,266
Asbury Automotive Group, Inc. (a)	926	215,323
AutoNation, Inc. (a)	1,310	270,489
AutoZone, Inc. (a)	89	301,844
Bath & Body Works, Inc.	5,040	101,203
Best Buy Co., Inc.	9,101	609,130
Boot Barn Holdings, Inc. (a)	273	48,176
Buckle, Inc.	1,366	72,972
Burlington Stores, Inc. (a)	499	144,136
CarMax, Inc. (a)	3,566	137,790
Chewy, Inc. Class A (a)	4,239	140,099
Dick's Sporting Goods, Inc.	1,571	311,011
Five Below, Inc. (a)	782	147,298
Security Description	Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	805	$49,016
GameStop Corp. Class A (a)	2,145	43,072
Gap, Inc.	10,514	269,158
Group 1 Automotive, Inc.	588	231,260
Guess?, Inc.	1,284	21,507
Home Depot, Inc.	7,583	2,609,310
Lithia Motors, Inc.	1,128	374,868
Lowe's Cos., Inc.	5,800	1,398,728
MarineMax, Inc. (a)	875	21,201
Monro, Inc.	1,301	26,072
Murphy USA, Inc.	335	135,179
National Vision Holdings, Inc. (a)	3,610	93,210
O'Reilly Automotive, Inc. (a)	4,630	422,302
Penske Automotive Group, Inc.	831	131,539
RH (a)(b)	188	33,680
Ross Stores, Inc.	2,469	444,766
Sally Beauty Holdings, Inc. (a)	4,455	63,528
Signet Jewelers Ltd.	1,978	163,937
Sonic Automotive, Inc. Class A	634	39,219
TJX Cos., Inc.	6,006	922,582
Tractor Supply Co.	3,301	165,083
Ulta Beauty, Inc. (a)	552	333,966
Upbound Group, Inc.	2,164	38,000
Urban Outfitters, Inc. (a)	2,673	201,170
Valvoline, Inc. (a)	1,317	38,272
Victoria's Secret & Co. (a)	3,904	211,480
Williams-Sonoma, Inc.	910	162,517
		11,698,478
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	37,956	10,318,718
Corsair Gaming, Inc. (a)	1,168	6,938
Dell Technologies, Inc. Class C	14,029	1,765,971
Hewlett Packard Enterprise Co.	60,913	1,463,130
HP, Inc.	43,735	974,416
NetApp, Inc.	2,092	224,032
Pure Storage, Inc. Class A (a)	1,632	109,360
Sandisk Corp. (a)	6,480	1,538,222
Seagate Technology Holdings PLC	2,271	625,411
Super Micro Computer, Inc. (a)	5,166	151,209
Western Digital Corp.	4,988	859,283
		18,036,690
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	5,401	131,784
Carter's, Inc.	1,645	53,347
Columbia Sportswear Co.	1,443	79,495
Crocs, Inc. (a)	1,069	91,421
Deckers Outdoor Corp. (a)	908	94,132
G-III Apparel Group Ltd.	1,937	56,096
Kontoor Brands, Inc.	850	51,926
Lululemon Athletica, Inc. (a)	837	173,937
NIKE, Inc. Class B	11,412	727,059
Oxford Industries, Inc. (b)	672	22,982
PVH Corp.	2,211	148,181

See accompanying notes to financial statements.
91

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ralph Lauren Corp.	562	$198,729
Steven Madden Ltd.	1,670	69,539
Tapestry, Inc.	1,956	249,918
Under Armour, Inc. Class A (a)(b)	8,766	43,567
Under Armour, Inc. Class C (a)	5,632	27,034
VF Corp.	15,183	274,509
Wolverine World Wide, Inc.	1,899	34,467
		2,528,123
TOBACCO — 0.5%
Altria Group, Inc.	24,161	1,393,123
Philip Morris International, Inc.	9,626	1,544,010
Universal Corp.	1,089	57,445
		2,994,578
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	4,875	313,121
Applied Industrial Technologies, Inc.	233	59,827
Boise Cascade Co.	1,753	129,021
Core & Main, Inc. Class A (a)	1,815	94,326
DNOW, Inc. (a)	4,435	58,764
DXP Enterprises, Inc. (a)	315	34,584
Fastenal Co.	6,052	242,867
GATX Corp.	435	73,776
MSC Industrial Direct Co., Inc. Class A	1,043	87,716
Rush Enterprises, Inc. Class A	2,852	153,837
United Rentals, Inc.	672	543,863
Watsco, Inc.	262	88,281
WESCO International, Inc.	2,248	549,951
WW Grainger, Inc.	246	248,226
		2,678,160
WATER UTILITIES — 0.1%
American States Water Co.	313	22,686
American Water Works Co., Inc.	1,456	190,008
California Water Service Group	838	36,311
Essential Utilities, Inc.	4,017	154,092
H2O America	482	23,613
Middlesex Water Co.	201	10,134
		436,844
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	2,359	10,993
Telephone & Data Systems, Inc.	4,690	192,290
T-Mobile U.S., Inc.	9,348	1,898,018
		2,101,301
TOTAL COMMON STOCKS (Cost $465,405,634)		566,999,902
Security Description	Shares	Value
WARRANTS — 0.0% *
ENERGY EQUIPMENT & SERVICES — 0.0% *
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	$11
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	333,995	333,995
State Street Navigator Securities Lending Portfolio II (c)(g)	3,605,099	3,605,099
TOTAL SHORT-TERM INVESTMENTS (Cost $3,939,094)		3,939,094
TOTAL INVESTMENTS — 100.6% (Cost $469,344,728)		570,939,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,213,102)
NET ASSETS — 100.0%		$567,725,905
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
92

SPDR SERIES TRUST
STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$566,999,902	$—	$0(a)	$566,999,902
Warrants	11	—	—	11
Short-Term Investments	3,939,094	—	—	3,939,094
TOTAL INVESTMENTS	$570,939,007	$—	$0	$570,939,007
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	5,101	$542,440	$57,316	$13,663	$4,926	$116,085	5,481	$707,104	$8,346
State Street Institutional U.S. Government Money Market Fund, Class G Shares	266,668	266,668	9,858,505	9,791,178	—	—	333,995	333,995	11,235
State Street Navigator Securities Lending Portfolio II	1,991,352	1,991,352	22,397,670	20,783,923	—	—	3,605,099	3,605,099	3,999
Total		$2,800,460	$32,313,491	$30,588,764	$4,926	$116,085		$4,646,198	$23,580
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.2%
Tesla, Inc. (a)	9,106	$4,095,150
BUILDING PRODUCTS — 2.2%
Gibraltar Industries, Inc. (a)	81,372	4,023,032
CONSTRUCTION & ENGINEERING — 7.5%
Ameresco, Inc. Class A (a)	169,841	4,974,643
Arcosa, Inc.	48,513	5,157,902
Valmont Industries, Inc.	9,697	3,901,297
		14,033,842
DIVERSIFIED CONSUMER SERVICES — 2.2%
ADT, Inc.	507,521	4,095,694
ELECTRIC UTILITIES — 10.4%
Axia Energia ADR	463,561	4,246,219
Cia Energetica de Minas Gerais ADR	1,337,372	2,674,744
Constellation Energy Corp.	14,851	5,246,413
Enel Chile SA ADR	235,920	948,398
Genie Energy Ltd. Class B (b)	70,620	973,143
NextEra Energy, Inc.	66,164	5,311,646
		19,400,563
ELECTRICAL EQUIPMENT — 37.1%
American Superconductor Corp. (a)	123,195	3,545,552
Array Technologies, Inc. (a)(b)	609,645	5,620,927
Ballard Power Systems, Inc. (a)(b)	1,934,239	4,912,967
Bloom Energy Corp. Class A (a)	53,088	4,612,816
Energy Vault Holdings, Inc. (a)(b)	1,147,680	5,290,805
Eos Energy Enterprises, Inc. (a)	363,579	4,166,615
Fluence Energy, Inc. (a)(b)	172,661	3,415,235
GE Vernova, Inc.	7,437	4,860,600
Generac Holdings, Inc. (a)	32,282	4,402,296
Nextpower, Inc. Class A (a)	60,154	5,240,015
Plug Power, Inc. (a)	2,379,308	4,687,237
Shoals Technologies Group, Inc. Class A (a)	625,246	5,314,591
SunPower, Inc. (a)	1,216,842	1,910,442
Sunrun, Inc. (a)	293,509	5,400,566
T1 Energy, Inc. (a)	874,321	5,840,464
		69,221,128
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Corning, Inc.	43,641	3,821,206
ENERGY EQUIPMENT & SERVICES — 2.1%
Tenaris SA ADR (b)	100,857	3,877,952
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 10.0%
AES Corp.	389,643	5,587,481
Ormat Technologies, Inc.	47,539	5,251,633
ReNew Energy Global PLC Class A (a)	563,263	3,182,436
Security Description	Shares	Value
TransAlta Corp. (b)	371,869	$4,700,424
		18,721,974
MACHINERY — 2.8%
Cummins, Inc.	7,837	4,000,397
Hyster-Yale, Inc.	42,043	1,249,097
		5,249,494
MULTI-UTILITIES — 2.9%
Avista Corp.	139,376	5,371,551
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.5%
Applied Materials, Inc.	14,941	3,839,688
Canadian Solar, Inc. (a)(b)	220,827	5,249,058
Daqo New Energy Corp. ADR (a)	155,546	4,588,607
Enphase Energy, Inc. (a)	163,987	5,255,783
First Solar, Inc. (a)	20,505	5,356,521
JinkoSolar Holding Co. Ltd. ADR	204,298	5,272,931
SolarEdge Technologies, Inc. (a)(b)	170,380	4,915,463
		34,478,051
TOTAL COMMON STOCKS (Cost $174,435,089)		186,389,637
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	1,077,521	1,077,521
State Street Navigator Securities Lending Portfolio II (e)(f)	11,148,204	11,148,204
TOTAL SHORT-TERM INVESTMENTS (Cost $12,225,725)		12,225,725
TOTAL INVESTMENTS — 106.4% (Cost $186,660,814)		198,615,362
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(11,967,528)
NET ASSETS — 100.0%		$186,647,834
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt

See accompanying notes to financial statements.
94

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$186,389,637	$—	$—	$186,389,637
Short-Term Investments	12,225,725	—	—	12,225,725
TOTAL INVESTMENTS	$198,615,362	$—	$—	$198,615,362

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,841	$48,841	$9,160,088	$8,131,408	$—	$—	1,077,521	$1,077,521	$5,757
State Street Navigator Securities Lending Portfolio II	11,143,238	11,143,238	101,563,175	101,558,209	—	—	11,148,204	11,148,204	100,197
Total		$11,192,079	$110,723,263	$109,689,617	$—	$—		$12,225,725	$105,954
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 57.4%
Boeing Co. (a)	7,004	$1,520,708
BWX Technologies, Inc.	5,138	888,052
Ducommun, Inc. (a)	13,560	1,289,963
Elbit Systems Ltd.	1,851	1,069,341
General Dynamics Corp.	2,705	910,665
HEICO Corp.	4,509	1,459,067
Hexcel Corp.	18,215	1,346,089
Huntington Ingalls Industries, Inc.	2,863	973,620
Intuitive Machines, Inc. (a)(b)	117,637	1,909,249
L3Harris Technologies, Inc.	4,865	1,428,218
Lockheed Martin Corp.	2,976	1,439,402
Moog, Inc. Class A	5,820	1,417,461
Northrop Grumman Corp.	2,505	1,428,376
Redwire Corp. (a)	186,062	1,414,071
Rocket Lab Corp. (a)	24,196	1,687,913
RTX Corp.	7,968	1,461,331
TransDigm Group, Inc.	712	946,853
Voyager Technologies, Inc. Class A (a)	50,776	1,327,285
		23,917,664
COMMUNICATIONS EQUIPMENT — 2.0%
Viasat, Inc. (a)	24,758	853,161
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Iridium Communications, Inc.	73,800	1,282,644
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.5%
Amphenol Corp. Class A	6,677	902,330
Coherent Corp. (a)	4,677	863,234
Teledyne Technologies, Inc. (a)	2,696	1,376,928
TTM Technologies, Inc. (a)	11,880	819,720
		3,962,212
ENERGY EQUIPMENT & SERVICES — 5.9%
Forum Energy Technologies, Inc. (a)	8,925	329,779
Oceaneering International, Inc. (a)	51,006	1,225,674
TechnipFMC PLC	20,019	892,046
		2,447,499
INDUSTRIAL CONGLOMERATES — 3.4%
Honeywell International, Inc.	7,247	1,413,817
MACHINERY — 5.2%
ESCO Technologies, Inc.	6,870	1,342,329
Security Description	Shares	Value
Standex International Corp.	3,762	$817,408
		2,159,737
PROFESSIONAL SERVICES — 11.3%
KBR, Inc.	21,171	851,074
Leidos Holdings, Inc.	4,916	886,847
Parsons Corp. (a)	13,775	851,295
Planet Labs PBC (a)	107,539	2,120,669
		4,709,885
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Analog Devices, Inc.	3,289	891,977
TOTAL COMMON STOCKS (Cost $32,202,032)		41,638,596
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	21,717	21,717
State Street Navigator Securities Lending Portfolio II (e)(f)	716,925	716,925
TOTAL SHORT-TERM INVESTMENTS (Cost $738,642)		738,642
TOTAL INVESTMENTS — 101.7% (Cost $32,940,674)		42,377,238
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(726,669)
NET ASSETS — 100.0%		$41,650,569
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
96

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,638,596	$—	$—	$41,638,596
Short-Term Investments	738,642	—	—	738,642
TOTAL INVESTMENTS	$42,377,238	$—	$—	$42,377,238

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,919	$49,919	$240,810	$269,012	$—	$—	21,717	$21,717	$308
State Street Navigator Securities Lending Portfolio II	508,189	508,189	9,931,068	9,722,332	—	—	716,925	716,925	790
Total		$558,108	$10,171,878	$9,991,344	$—	$—		$738,642	$1,098
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 30.1%
AeroVironment, Inc. (a)	5,410	$1,308,625
Boeing Co. (a)	6,675	1,449,276
Ducommun, Inc. (a)	14,346	1,364,735
Elbit Systems Ltd.	2,636	1,522,844
Embraer SA ADR	16,009	1,030,499
General Dynamics Corp.	3,050	1,026,813
HEICO Corp.	4,297	1,390,466
Hexcel Corp.	17,361	1,282,978
Huntington Ingalls Industries, Inc.	3,231	1,098,766
Kratos Defense & Security Solutions, Inc. (a)	17,250	1,309,447
L3Harris Technologies, Inc.	4,640	1,362,165
Leonardo DRS, Inc.	30,687	1,046,120
Lockheed Martin Corp.	2,835	1,371,204
Mercury Systems, Inc. (a)	13,885	1,013,744
Moog, Inc. Class A	5,546	1,350,728
Northrop Grumman Corp.	2,376	1,354,819
Redwire Corp. (a)	177,346	1,347,830
Rocket Lab Corp. (a)	22,956	1,601,411
RTX Corp.	7,593	1,392,556
Textron, Inc.	12,268	1,069,402
V2X, Inc. (a)	18,251	995,592
Voyager Technologies, Inc. Class A (a)(b)	48,402	1,265,228
		27,955,248
COMMUNICATIONS EQUIPMENT — 7.3%
Cisco Systems, Inc.	16,532	1,273,460
F5, Inc. (a)	5,140	1,312,036
Lantronix, Inc. (a)	73,288	429,468
NetScout Systems, Inc. (a)	47,331	1,280,777
Ondas Holdings, Inc. (a)(b)	126,182	1,231,536
Viasat, Inc. (a)	35,582	1,226,156
		6,753,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Iridium Communications, Inc.	70,354	1,222,753
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.6%
908 Devices, Inc. (a)(b)	100,684	528,591
Amphenol Corp. Class A	7,527	1,017,199
Coherent Corp. (a)	5,288	976,006
Mirion Technologies, Inc. (a)	41,411	969,846
OSI Systems, Inc. (a)(b)	5,029	1,282,697
Red Cat Holdings, Inc. (a)(b)	158,324	1,255,509
Sanmina Corp. (a)	6,171	926,082
Teledyne Technologies, Inc. (a)	2,571	1,313,087
TTM Technologies, Inc. (a)	13,436	927,084
Vuzix Corp. (a)(b)	421,849	1,594,589
		10,790,690
ENERGY EQUIPMENT & SERVICES — 2.4%
Geospace Technologies Corp. (a)(b)	65,247	1,103,327
Security Description	Shares	Value
Oceaneering International, Inc. (a)	48,322	$1,161,177
		2,264,504
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Varex Imaging Corp. (a)	73,980	861,867
INTERACTIVE MEDIA & SERVICES — 1.4%
Ziff Davis, Inc. (a)	36,659	1,288,564
IT SERVICES — 4.1%
Akamai Technologies, Inc. (a)	15,346	1,338,939
Cloudflare, Inc. Class A (a)	6,216	1,225,484
Okta, Inc. (a)	14,767	1,276,902
		3,841,325
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bruker Corp.	28,275	1,332,035
MACHINERY — 2.5%
ESCO Technologies, Inc.	6,514	1,272,771
Lincoln Electric Holdings, Inc.	4,224	1,012,239
		2,285,010
PROFESSIONAL SERVICES — 5.9%
KBR, Inc.	23,944	962,549
Leidos Holdings, Inc.	7,046	1,271,098
Parsons Corp. (a)	19,797	1,223,455
Planet Labs PBC (a)	102,093	2,013,274
		5,470,376
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Broadcom, Inc.	3,213	1,112,019
Kopin Corp. (a)(b)	498,824	1,167,248
		2,279,267
SOFTWARE — 28.6%
A10 Networks, Inc.	71,753	1,269,311
Allot Ltd. (a)	101,066	993,479
BlackBerry Ltd. (a)(b)	301,077	1,141,082
Check Point Software Technologies Ltd. (a)	6,718	1,246,592
Crowdstrike Holdings, Inc. Class A (a)	2,553	1,196,744
CyberArk Software Ltd. (a)	2,850	1,271,271
Datadog, Inc. Class A (a)	8,775	1,193,312
Fortinet, Inc. (a)	16,259	1,291,127
Gen Digital, Inc.	48,190	1,310,286
Gorilla Technology Group, Inc. (a)	92,934	1,014,839
N-able, Inc. (a)	173,875	1,300,585
OneSpan, Inc.	100,587	1,291,537
Palo Alto Networks, Inc. (a)	6,876	1,266,559
Qualys, Inc. (a)	8,743	1,161,945
Radware Ltd. (a)	40,555	976,970
Rapid7, Inc. (a)	79,450	1,207,640
Rubrik, Inc. Class A (a)	14,758	1,128,692
SailPoint, Inc. (a)(b)	63,114	1,276,796
SentinelOne, Inc. Class A (a)	87,057	1,305,855
Tenable Holdings, Inc. (a)	49,489	1,164,476
Varonis Systems, Inc. (a)	40,032	1,313,050

See accompanying notes to financial statements.
98

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	5,453	$1,226,489
		26,548,637
TOTAL COMMON STOCKS (Cost $85,610,396)		92,893,709
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	65,849	65,849
State Street Navigator Securities Lending Portfolio II (e)(f)	9,082,685	9,082,685
TOTAL SHORT-TERM INVESTMENTS (Cost $9,148,534)		9,148,534
TOTAL INVESTMENTS — 109.8% (Cost $94,758,930)		102,042,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(9,082,581)
NET ASSETS — 100.0%		$92,959,662

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$92,893,709	$—	$—	$92,893,709
Short-Term Investments	9,148,534	—	—	9,148,534
TOTAL INVESTMENTS	$102,042,243	$—	$—	$102,042,243

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,111	$24,111	$1,877,279	$1,835,541	$—	$—	65,849	$65,849	$1,204
State Street Navigator Securities Lending Portfolio II	4,099,311	4,099,311	47,837,071	42,853,697	—	—	9,082,685	9,082,685	102,539
Total		$4,123,422	$49,714,350	$44,689,238	$—	$—		$9,148,534	$103,743
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.9%
Gentex Corp.	6,399	$148,905
BUILDING PRODUCTS — 8.2%
Carrier Global Corp.	2,893	152,866
Johnson Controls International PLC	2,142	256,505
Resideo Technologies, Inc. (a)	7,017	246,437
		655,808
CHEMICALS — 3.2%
Hawkins, Inc.	1,773	251,872
COMMERCIAL SERVICES & SUPPLIES — 6.2%
Tetra Tech, Inc.	7,317	245,412
Veralto Corp.	2,538	253,242
		498,654
DIVERSIFIED CONSUMER SERVICES — 3.1%
ADT, Inc.	30,623	247,128
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
BCE, Inc. (b)	6,661	158,665
ELECTRIC UTILITIES — 1.8%
NRG Energy, Inc.	919	146,342
ELECTRICAL EQUIPMENT — 13.8%
Acuity, Inc.	415	149,416
AMETEK, Inc.	770	158,089
Bloom Energy Corp. Class A (a)	2,449	212,794
Fluence Energy, Inc. (a)(b)	6,487	128,313
Generac Holdings, Inc. (a)	1,489	203,055
Shoals Technologies Group, Inc. Class A (a)	28,843	245,165
		1,096,832
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 13.1%
Arlo Technologies, Inc. (a)	17,274	241,663
Badger Meter, Inc.	1,398	243,825
Itron, Inc. (a)	2,524	234,379
Napco Security Technologies, Inc.	3,671	153,081
SmartRent, Inc. (a)	14,425	29,138
TE Connectivity PLC	633	144,014
		1,046,100
ENERGY EQUIPMENT & SERVICES — 2.7%
Select Water Solutions, Inc.	20,603	216,744
ENTERTAINMENT — 2.0%
Roku, Inc. (a)	1,466	159,046
INDUSTRIAL CONGLOMERATES — 2.0%
Honeywell International, Inc.	804	156,852
INTERACTIVE MEDIA & SERVICES — 2.0%
Baidu, Inc. ADR (a)(b)	1,225	160,059
MACHINERY — 13.0%
Chart Industries, Inc. (a)	752	155,085
Energy Recovery, Inc. (a)	11,173	150,724
Mueller Water Products, Inc. Class A	10,059	239,605
Pentair PLC	2,357	245,458
Security Description	Shares	Value
Xylem, Inc.	1,791	$243,898
		1,034,770
OIL, GAS & CONSUMABLE FUELS — 5.8%
BP PLC ADR	4,305	149,513
Shell PLC ADR	2,119	155,704
Suncor Energy, Inc.	3,497	155,127
		460,344
PROFESSIONAL SERVICES — 1.8%
Parsons Corp. (a)	2,305	142,449
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
ON Semiconductor Corp. (a)	2,803	151,782
Silicon Laboratories, Inc. (a)	1,701	222,321
		374,103
SOFTWARE — 7.2%
Alarm.com Holdings, Inc. (a)	4,693	239,437
Rekor Systems, Inc. (a)(b)	129,192	178,285
Roper Technologies, Inc.	349	155,350
		573,072
SPECIALTY RETAIL — 2.6%
EVgo, Inc. (a)(b)	71,898	209,223
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Core & Main, Inc. Class A (a)	2,798	145,412
WATER UTILITIES — 0.9%
Consolidated Water Co. Ltd.	2,041	72,027
TOTAL COMMON STOCKS (Cost $7,657,013)		7,954,407
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	12,285	12,285
State Street Navigator Securities Lending Portfolio II (e)(f)	664,265	664,265
TOTAL SHORT-TERM INVESTMENTS (Cost $676,550)		676,550
TOTAL INVESTMENTS — 108.3% (Cost $8,333,563)		8,630,957
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(662,897)
NET ASSETS — 100.0%		$7,968,060
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to financial statements.
100

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,954,407	$—	$—	$7,954,407
Short-Term Investments	676,550	—	—	676,550
TOTAL INVESTMENTS	$8,630,957	$—	$—	$8,630,957

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,676	$10,676	$319,277	$317,668	$—	$—	12,285	$12,285	$258
State Street Navigator Securities Lending Portfolio II	404,731	404,731	5,733,643	5,474,109	—	—	664,265	664,265	1,488
Total		$415,407	$6,052,920	$5,791,777	$—	$—		$676,550	$1,746
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 11.5%
AeroVironment, Inc. (a)	120,108	$29,052,924
ATI, Inc. (a)	54,865	6,296,307
Boeing Co. (a)	53,394	11,592,905
BWX Technologies, Inc.	22,059	3,812,678
Carpenter Technology Corp.	28,096	8,845,745
Ducommun, Inc. (a)	64,540	6,139,690
EHang Holdings Ltd. ADR (a)(b)	976,483	12,870,046
Elbit Systems Ltd.	55,162	31,867,639
Embraer SA ADR	176,358	11,352,164
General Dynamics Corp.	25,841	8,699,631
HEICO Corp.	34,901	11,293,615
Hexcel Corp. (b)	90,704	6,703,026
Huntington Ingalls Industries, Inc.	14,271	4,853,139
Intuitive Machines, Inc. (a)(b)	539,617	8,757,984
Kratos Defense & Security Solutions, Inc. (a)	202,256	15,353,253
L3Harris Technologies, Inc.	20,279	5,953,306
Leonardo DRS, Inc.	227,012	7,738,839
Lockheed Martin Corp.	34,658	16,763,035
Mercury Systems, Inc. (a)	62,198	4,541,076
Moog, Inc. Class A	29,528	7,191,544
Northrop Grumman Corp.	24,772	14,125,242
Redwire Corp. (a)	770,796	5,858,050
Rocket Lab Corp. (a)	91,567	6,387,714
RTX Corp.	35,166	6,449,444
Textron, Inc.	81,289	7,085,962
TransDigm Group, Inc.	3,479	4,626,548
V2X, Inc. (a)	138,502	7,555,284
Voyager Technologies, Inc. Class A (a)(b)	224,340	5,864,248
		277,631,038
AUTO COMPONENTS — 2.2%
American Axle & Manufacturing Holdings, Inc. (a)(b)	495,387	3,175,430
Aptiv PLC (a)	26,577	2,022,244
BorgWarner, Inc.	66,062	2,976,754
Dana, Inc.	139,647	3,318,013
ECARX Holdings, Inc. Class A (a)(b)	1,023,619	1,760,625
Garrett Motion, Inc.	177,519	3,094,156
Gentex Corp.	179,623	4,179,827
Gentherm, Inc. (a)	77,554	2,820,639
Hesai Group ADR (a)	135,298	3,030,675
Kodiak AI, Inc. (a)(b)	283,640	3,097,349
Lear Corp.	19,047	2,182,786
Magna International, Inc.	41,146	2,193,082
Mobileye Global, Inc. Class A (a)(b)	249,445	2,604,206
Solid Power, Inc. (a)	467,988	1,988,949
Visteon Corp. (b)	76,772	7,301,017
WeRide, Inc. ADR (a)(b)	778,876	6,760,644
		52,506,396
Security Description	Shares	Value
AUTOMOBILES — 2.1%
Ford Motor Co.	159,863	$2,097,402
General Motors Co.	38,920	3,164,974
Honda Motor Co. Ltd. ADR (b)	101,257	2,985,056
Li Auto, Inc. ADR (a)	282,716	4,786,382
Lucid Group, Inc. (a)(b)	335,212	3,543,191
NIO, Inc. ADR (a)	1,048,686	5,348,299
Rivian Automotive, Inc. Class A (a)(b)	291,221	5,739,966
Stellantis NV (b)	178,128	1,939,814
Tesla, Inc. (a)	22,999	10,343,110
Toyota Motor Corp. ADR (b)	21,310	4,561,619
XPeng, Inc. ADR (a)(b)	251,914	5,108,816
		49,618,629
BANKS — 0.8%
Banco Santander SA ADR (b)	729,792	8,560,460
Futu Holdings Ltd. ADR (a)	11,838	1,943,918
ING Groep NV ADR (b)	79,175	2,216,900
Inter & Co., Inc. Class A	249,861	2,118,821
Shinhan Financial Group Co. Ltd. ADR (b)	29,336	1,573,290
Toronto-Dominion Bank (b)	22,751	2,143,144
		18,556,533
BIOTECHNOLOGY — 5.1%
4D Molecular Therapeutics, Inc. (a)	310,488	2,328,660
Alnylam Pharmaceuticals, Inc. (a)	7,044	2,801,047
Arbutus Biopharma Corp. (a)(b)	628,388	3,022,546
Arrowhead Pharmaceuticals, Inc. (a)	55,081	3,656,828
Avidity Biosciences, Inc. (a)	41,315	2,980,051
Beam Therapeutics, Inc. (a)(b)	122,755	3,402,769
Biogen, Inc. (a)	17,654	3,106,927
BioMarin Pharmaceutical, Inc. (a)	40,655	2,416,127
BioNTech SE ADR (a)	30,549	2,908,265
CareDx, Inc. (a)	39,739	748,683
CRISPR Therapeutics AG (a)(b)	50,508	2,648,640
Grifols SA ADR (b)	341,213	3,190,342
Ideaya Biosciences, Inc. (a)	66,538	2,300,219
Immatics NV (a)(b)	217,968	2,288,664
Inhibrx Biosciences, Inc. (a)(b)	37,360	2,951,440
Intellia Therapeutics, Inc. (a)(b)	329,652	2,963,571
Ionis Pharmaceuticals, Inc. (a)	29,859	2,362,145
Iovance Biotherapeutics, Inc. (a)(b)	1,303,565	3,558,732
Krystal Biotech, Inc. (a)	12,878	3,174,942
Legend Biotech Corp. ADR (a)	117,368	2,551,580
Lexeo Therapeutics, Inc. (a)(b)	321,208	3,189,595
MannKind Corp. (a)	358,050	2,030,144
Moderna, Inc. (a)	104,508	3,081,941
Natera, Inc. (a)	3,311	758,517
Neurogene, Inc. (a)(b)	100,600	2,072,360
Novavax, Inc. (a)(b)	463,335	3,113,611

See accompanying notes to financial statements.
102

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ocugen, Inc. (a)(b)	2,551,280	$3,444,228
Precigen, Inc. (a)(b)	654,728	2,736,763
Recursion Pharmaceuticals, Inc. Class A (a)(b)	493,827	2,019,752
Regeneron Pharmaceuticals, Inc.	3,135	2,419,812
REGENXBIO, Inc. (a)	265,215	3,819,096
Roivant Sciences Ltd. (a)	106,080	2,301,936
Sarepta Therapeutics, Inc. (a)	160,364	3,451,033
Tango Therapeutics, Inc. (a)	314,736	2,788,561
Taysha Gene Therapies, Inc. (a)	597,826	3,288,043
TG Therapeutics, Inc. (a)	73,674	2,196,222
Twist Bioscience Corp. (a)(b)	361,198	11,457,201
Ultragenyx Pharmaceutical, Inc. (a)	85,533	1,967,259
uniQure NV (a)	133,766	3,201,020
Vertex Pharmaceuticals, Inc. (a)	6,527	2,959,081
Vir Biotechnology, Inc. (a)	518,626	3,127,315
Xencor, Inc. (a)	183,329	2,806,767
		123,592,435
BROADLINE RETAIL — 0.6%
Alibaba Group Holding Ltd. ADR	33,421	4,898,850
Jumia Technologies AG ADR (a)	218,766	2,732,387
MercadoLibre, Inc. (a)	2,214	4,459,572
Sea Ltd. ADR (a)	11,664	1,487,977
		13,578,786
BUILDING PRODUCTS — 1.1%
Carrier Global Corp.	81,232	4,292,299
Gibraltar Industries, Inc. (a)	81,269	4,017,939
Johnson Controls International PLC	61,901	7,412,645
Modine Manufacturing Co. (a)	14,684	1,960,461
Resideo Technologies, Inc. (a)	221,969	7,795,551
		25,478,895
CAPITAL MARKETS — 0.9%
Charles Schwab Corp.	21,326	2,130,681
Coinbase Global, Inc. Class A (a)	43,192	9,767,439
Galaxy Digital, Inc. Class A (a)	273,928	6,125,030
Robinhood Markets, Inc. Class A (a)	16,864	1,907,318
Webull Corp. (a)(b)	225,648	1,753,285
		21,683,753
CHEMICALS — 1.4%
Aspen Aerogels, Inc. (a)	874,239	2,474,096
Cabot Corp.	101,089	6,700,179
Corteva, Inc.	46,793	3,136,535
FMC Corp. (b)	154,992	2,149,739
Hawkins, Inc.	52,020	7,389,961
Huntsman Corp.	506,294	5,062,940
Mosaic Co.	46,901	1,129,845
Nutrien Ltd.	32,521	2,007,196
Scotts Miracle-Gro Co.	21,447	1,251,433
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR (a)	19,019	$1,308,507
		32,610,431
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Deluxe Corp.	110,916	2,476,754
MSA Safety, Inc.	12,906	2,066,767
Tetra Tech, Inc.	233,073	7,817,268
Veralto Corp.	78,196	7,802,397
		20,163,186
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	67,902	5,230,491
F5, Inc. (a)	10,260	2,618,968
NetScout Systems, Inc. (a)	90,209	2,441,055
Ondas Holdings, Inc. (a)(b)	1,937,172	18,906,799
Viasat, Inc. (a)	171,980	5,926,431
		35,123,744
CONSTRUCTION & ENGINEERING — 0.9%
Ameresco, Inc. Class A (a)(b)	409,094	11,982,363
Arcosa, Inc.	54,480	5,792,314
Valmont Industries, Inc.	12,594	5,066,818
		22,841,495
CONSTRUCTION MATERIALS — 0.3%
Cemex SAB de CV ADR	544,049	6,251,123
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	50,186	2,272,924
FinVolution Group ADR	573,949	3,001,754
Green Dot Corp. Class A (a)	203,522	2,607,117
Kaspi.KZ JSC ADR (a)	21,578	1,685,889
LendingClub Corp. (a)	204,537	3,873,931
LexinFintech Holdings Ltd. ADR	915,648	2,994,169
Lufax Holding Ltd. ADR (a)	753,161	1,928,092
SoFi Technologies, Inc. (a)	149,157	3,904,930
Upstart Holdings, Inc. (a)(b)	86,740	3,793,140
		26,061,946
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% *
Andersons, Inc.	22,336	1,187,605
CONTAINERS & PACKAGING — 0.0% *
AptarGroup, Inc.	6,081	741,639
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	1,424,964	11,499,460
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BCE, Inc. (b)	197,071	4,694,231
IDT Corp. Class B	31,160	1,595,704
Iridium Communications, Inc.	569,614	9,899,891
TELUS Corp. (b)	49,916	657,394
		16,847,220
ELECTRIC UTILITIES — 1.9%
Axia Energia ADR (b)	1,025,339	9,392,105
Axia Energia Class C ADR (a)(b)	1	9
Cia Energetica de Minas Gerais ADR	3,586,012	7,172,024

See accompanying notes to financial statements.
103

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Constellation Energy Corp.	34,478	$12,180,043
NextEra Energy, Inc.	145,734	11,699,526
NRG Energy, Inc.	26,410	4,205,528
		44,649,235
ELECTRICAL EQUIPMENT — 6.4%
Acuity, Inc.	12,069	4,345,323
Allient, Inc.	81,600	4,386,000
American Superconductor Corp. (a)	116,032	3,339,401
AMETEK, Inc.	25,354	5,205,430
Array Technologies, Inc. (a)(b)	650,200	5,994,844
Ballard Power Systems, Inc. (a)(b)	2,886,004	7,330,450
Blink Charging Co. (a)	5,872,244	3,916,787
Bloom Energy Corp. Class A (a)	120,590	10,478,065
Emerson Electric Co.	55,316	7,341,539
Energy Vault Holdings, Inc. (a)(b)	3,995,902	18,421,108
Eos Energy Enterprises, Inc. (a)(b)	420,858	4,823,033
Fluence Energy, Inc. (a)(b)	407,352	8,057,423
GE Vernova, Inc.	8,329	5,443,584
Generac Holdings, Inc. (a)	78,088	10,648,861
Nextpower, Inc. Class A (a)	63,102	5,496,815
Plug Power, Inc. (a)(b)	3,318,136	6,536,728
Rockwell Automation, Inc.	26,271	10,221,258
Sensata Technologies Holding PLC	60,665	2,019,538
SES AI Corp. (a)(b)	1,311,096	2,359,973
Shoals Technologies Group, Inc. Class A (a)(b)	1,493,241	12,692,548
Sunrun, Inc. (a)	320,593	5,898,911
T1 Energy, Inc. (a)	1,226,284	8,191,577
		153,149,196
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.5%
Aeva Technologies, Inc. (a)(b)	199,454	2,648,749
AEye, Inc. (a)(b)	1,255,036	2,309,266
Amphenol Corp. Class A	31,176	4,213,125
Arlo Technologies, Inc. (a)	487,875	6,825,371
Badger Meter, Inc.	40,121	6,997,504
Cognex Corp.	197,108	7,091,946
Coherent Corp. (a)	52,831	9,751,018
Corning, Inc.	43,330	3,793,975
Innoviz Technologies Ltd. (a)	2,034,312	1,735,472
IPG Photonics Corp. (a)	36,449	2,609,748
Itron, Inc. (a)	70,955	6,588,881
Lightwave Logic, Inc. (a)(b)	985,756	3,193,849
MicroVision, Inc. (a)(b)	3,364,240	2,785,927
Mirion Technologies, Inc. (a)	302,440	7,083,145
Napco Security Technologies, Inc.	101,300	4,224,210
Novanta, Inc. (a)	28,212	3,356,946
OSI Systems, Inc. (a)	53,286	13,591,127
Ouster, Inc. (a)	389,441	8,427,503
Powerfleet, Inc. NJ (a)(b)	660,354	3,513,083
Security Description	Shares	Value
Red Cat Holdings, Inc. (a)(b)	1,098,820	$8,713,643
Sanmina Corp. (a)	68,795	10,324,066
ScanSource, Inc. (a)	38,658	1,509,981
TE Connectivity PLC	16,628	3,783,036
Teledyne Technologies, Inc. (a)	46,249	23,620,752
Trimble, Inc. (a)	58,121	4,553,780
TTM Technologies, Inc. (a)	55,848	3,853,512
Unusual Machines, Inc. (a)(b)	808,541	10,300,812
Vontier Corp.	96,968	3,605,270
Vuzix Corp. (a)(b)(c)	5,516,634	20,852,877
Zebra Technologies Corp. Class A (a)	39,414	9,570,508
Zepp Health Corp. ADR (a)(b)	126,980	3,420,841
		204,849,923
ENERGY EQUIPMENT & SERVICES — 1.2%
Helix Energy Solutions Group, Inc. (a)	419,316	2,629,111
Oceaneering International, Inc. (a)	524,249	12,597,704
Select Water Solutions, Inc.	591,829	6,226,041
TechnipFMC PLC	101,563	4,525,647
Tenaris SA ADR (b)	94,954	3,650,981
		29,629,484
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	24,091	4,922,514
iQIYI, Inc. ADR (a)(b)	1,814,505	3,483,849
NetEase, Inc. ADR	34,955	4,810,507
ROBLOX Corp. Class A (a)	47,259	3,829,397
Roku, Inc. (a)	38,384	4,164,280
Tencent Music Entertainment Group ADR	261,856	4,590,336
		25,800,883
FINANCIAL SERVICES — 1.6%
Block, Inc. (a)	41,393	2,694,270
Chime Financial, Inc. Class A (a)	64,540	1,624,472
Dlocal Ltd. (b)	171,431	2,424,034
Euronet Worldwide, Inc. (a)	30,985	2,358,268
Fiserv, Inc. (a)	33,977	2,282,235
Flywire Corp. (a)	165,800	2,347,728
Global Payments, Inc.	29,596	2,290,730
Marqeta, Inc. Class A (a)(b)	458,605	2,178,374
Mastercard, Inc. Class A	6,941	3,962,478
Pagseguro Digital Ltd. Class A	245,355	2,365,222
Paymentus Holdings, Inc. Class A (a)(b)	65,172	2,058,784
Payoneer Global, Inc. (a)	281,622	1,582,716
PayPal Holdings, Inc.	38,180	2,228,948
Rocket Cos., Inc. Class A	218,482	4,229,812
Shift4 Payments, Inc. Class A (a)(b)	36,621	2,306,024
Visa, Inc. Class A	7,240	2,539,141
		39,473,236
FOOD PRODUCTS — 0.1%
Archer-Daniels-Midland Co.	19,222	1,105,073

See accompanying notes to financial statements.
104

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Darling Ingredients, Inc. (a)	33,581	$1,208,916
		2,313,989
GROUND TRANSPORTATION — 0.8%
Avis Budget Group, Inc. (a)(b)	39,654	5,088,401
Grab Holdings Ltd. Class A (a)	959,361	4,787,211
Lyft, Inc. Class A (a)	237,645	4,603,184
Uber Technologies, Inc. (a)	62,748	5,127,139
		19,605,935
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	16,717	2,094,473
Alphatec Holdings, Inc. (a)	160,675	3,380,602
AngioDynamics, Inc. (a)	335,660	4,309,874
Boston Scientific Corp. (a)	21,563	2,056,032
Butterfly Network, Inc. (a)(b)	620,126	2,356,479
CONMED Corp.	78,843	3,201,026
Dentsply Sirona, Inc.	530,815	6,067,215
Dexcom, Inc. (a)	56,778	3,768,356
Globus Medical, Inc. Class A (a)	61,746	5,391,043
Inspire Medical Systems, Inc. (a)	35,241	3,250,277
Intuitive Surgical, Inc. (a)	18,704	10,593,197
iRhythm Technologies, Inc. (a)	29,814	5,290,196
Kestra Medical Technologies Ltd. (a)	107,280	2,845,066
Koninklijke Philips NV NY Reg Shrs (b)	25,920	701,914
Masimo Corp. (a)	33,228	4,321,634
Medtronic PLC	60,214	5,784,157
Omnicell, Inc. (a)	149,487	6,771,761
PROCEPT BioRobotics Corp. (a)(b)	155,341	4,887,028
ResMed, Inc.	5,038	1,213,503
Smith & Nephew PLC ADR (b)	90,748	2,977,442
Stryker Corp.	14,523	5,104,399
Zimmer Biomet Holdings, Inc.	34,862	3,134,791
		89,500,465
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Cigna Group	2,679	737,341
Concentra Group Holdings Parent, Inc.	37,329	734,635
CorVel Corp. (a)	9,846	666,279
CVS Health Corp.	8,940	709,478
HealthEquity, Inc. (a)	21,745	1,992,060
Hims & Hers Health, Inc. (a)(b)	35,476	1,151,906
McKesson Corp.	3,729	3,058,861
OmniAb, Inc. (a)(d)	4,014	—
Pediatrix Medical Group, Inc. (a)	33,536	717,335
Privia Health Group, Inc. (a)	53,434	1,266,920
Quest Diagnostics, Inc.	3,932	682,320
UnitedHealth Group, Inc.	2,195	724,591
		12,441,726
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	16,511	731,107
Evolent Health, Inc. Class A (a)	185,232	740,928
Security Description	Shares	Value
GoodRx Holdings, Inc. Class A (a)(b)	442,694	$1,199,701
LifeMD, Inc. (a)(b)	318,055	1,084,567
OptimizeRx Corp. (a)	95,660	1,172,792
Teladoc Health, Inc. (a)(b)	172,922	1,210,454
		6,139,549
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	16,809	3,409,706
Sony Group Corp. ADR (b)	132,021	3,379,737
		6,789,443
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.1%
AES Corp.	862,852	12,373,298
Ormat Technologies, Inc.	159,802	17,653,327
ReNew Energy Global PLC Class A (a)	1,997,760	11,287,344
TransAlta Corp.	811,494	10,257,284
		51,571,253
INDUSTRIAL CONGLOMERATES — 0.4%
Honeywell International, Inc.	53,184	10,375,667
INSURANCE — 0.2%
Allstate Corp.	10,266	2,136,868
Progressive Corp.	9,298	2,117,340
Sun Life Financial, Inc.	11,655	727,272
		4,981,480
INTERACTIVE MEDIA & SERVICES — 3.6%
Alphabet, Inc. Class C	18,539	5,817,538
Baidu, Inc. ADR (a)(b)	84,182	10,999,220
Bilibili, Inc. ADR (a)(b)	189,126	4,650,608
Bumble, Inc. Class A (a)(b)	1,150,212	4,106,257
Grindr, Inc. (a)(b)	310,281	4,201,205
Hello Group, Inc. ADR	757,309	4,960,374
JOYY, Inc. ADR	80,869	5,237,077
Match Group, Inc.	146,212	4,721,186
Meta Platforms, Inc. Class A	20,570	13,578,051
Rumble, Inc. (a)(b)	753,088	4,759,516
Snap, Inc. Class A (a)	1,407,144	11,355,652
Trump Media & Technology Group Corp. (a)	395,616	5,237,956
Weibo Corp. ADR	450,052	4,599,531
Ziff Davis, Inc. (a)	75,118	2,640,398
		86,864,569
IT SERVICES — 0.5%
Akamai Technologies, Inc. (a)	30,477	2,659,118
Cloudflare, Inc. Class A (a)	11,012	2,171,016
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	57,506	594,612
Okta, Inc. (a)	27,977	2,419,171
Shopify, Inc. Class A (a)	15,127	2,434,993
Twilio, Inc. Class A (a)	19,352	2,752,629
		13,031,539

See accompanying notes to financial statements.
105

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.	22,053	$3,000,752
Azenta, Inc. (a)(b)	70,048	2,329,796
Bio-Techne Corp.	53,115	3,123,693
Bruker Corp.	502,467	23,671,220
Charles River Laboratories International, Inc. (a)	28,623	5,709,716
Danaher Corp.	27,962	6,401,061
Ginkgo Bioworks Holdings, Inc. (a)(b)	352,676	2,930,738
Mettler-Toledo International, Inc. (a)	2,252	3,139,716
Revvity, Inc. (b)	32,163	3,111,770
Stevanato Group SpA (b)	97,107	1,953,793
Thermo Fisher Scientific, Inc.	7,671	4,444,961
		59,817,216
MACHINERY — 6.5%
3D Systems Corp. (a)(b)(c)	8,681,031	15,365,425
AGCO Corp.	18,230	1,901,754
Allison Transmission Holdings, Inc.	33,837	3,312,642
Blue Bird Corp. (a)	43,153	2,028,191
Chart Industries, Inc. (a)	24,674	5,088,519
CNH Industrial NV	113,414	1,045,677
Cummins, Inc.	14,016	7,154,467
Deere & Co.	10,186	4,742,296
Dover Corp.	23,573	4,602,393
Energy Recovery, Inc. (a)	518,910	7,000,096
ESCO Technologies, Inc.	29,821	5,826,725
Flowserve Corp.	63,652	4,416,176
JBT Marel Corp.	33,404	5,032,981
Lincoln Electric Holdings, Inc.	13,033	3,123,228
Lindsay Corp.	16,538	1,949,334
Microvast Holdings, Inc. (a)(b)	797,509	2,233,025
Mueller Water Products, Inc. Class A	307,863	7,333,297
Nano Dimension Ltd. ADR (a)(b)	9,913,484	15,266,765
Nordson Corp.	4,950	1,190,129
Oshkosh Corp.	16,818	2,112,845
PACCAR, Inc.	20,521	2,247,255
Pentair PLC	67,910	7,072,147
Proto Labs, Inc. (a)	178,032	9,006,639
REV Group, Inc.	37,242	2,264,686
Richtech Robotics, Inc. Class B (a)	1,312,605	4,239,714
Standex International Corp.	18,535	4,027,285
Stratasys Ltd. (a)	1,419,624	12,322,336
Symbotic, Inc. (a)	130,604	7,770,938
Xylem, Inc.	50,285	6,847,811
		156,524,776
METALS & MINING — 0.5%
ArcelorMittal SA NY Reg Shrs (b)	51,083	2,327,852
Kaiser Aluminum Corp.	56,243	6,460,071
POSCO Holdings, Inc. ADR (b)	80,945	4,307,084
		13,095,007
Security Description	Shares	Value
MULTI-UTILITIES — 0.5%
Avista Corp.	305,079	$11,757,745
OIL, GAS & CONSUMABLE FUELS — 0.8%
BP PLC ADR	138,090	4,795,866
Eni SpA ADR (b)	94,543	3,586,962
Shell PLC ADR	67,065	4,927,936
Suncor Energy, Inc.	115,998	5,145,671
		18,456,435
PHARMACEUTICALS — 0.8%
AstraZeneca PLC ADR	23,954	2,202,091
Bristol-Myers Squibb Co.	43,175	2,328,860
Dr. Reddy's Laboratories Ltd. ADR	49,452	694,306
Liquidia Corp. (a)(b)	221,611	7,643,363
Novartis AG ADR (b)	16,381	2,258,448
WaVe Life Sciences Ltd. (a)	157,041	2,669,697
Zoetis, Inc.	17,402	2,189,520
		19,986,285
PROFESSIONAL SERVICES — 2.6%
BlackSky Technology, Inc. (a)(b)	361,908	6,785,775
ExlService Holdings, Inc. (a)	17,189	729,501
KBR, Inc.	96,860	3,893,772
Leidos Holdings, Inc.	103,735	18,713,794
Parsons Corp. (a)	379,511	23,453,780
Planet Labs PBC (a)	463,996	9,150,001
		62,726,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Allegro MicroSystems, Inc. (a)	107,277	2,829,967
Ambarella, Inc. (a)	182,960	12,960,886
Analog Devices, Inc.	16,961	4,599,823
Applied Materials, Inc.	34,189	8,786,231
Broadcom, Inc.	7,296	2,525,146
Canadian Solar, Inc. (a)(b)	235,213	5,591,013
Daqo New Energy Corp. ADR (a)	158,195	4,666,753
Enphase Energy, Inc. (a)	239,906	7,688,987
First Solar, Inc. (a)	23,080	6,029,188
Himax Technologies, Inc. ADR (b)	1,308,285	10,714,854
indie Semiconductor, Inc. Class A (a)(b)	588,479	2,077,331
Intel Corp. (a)	58,379	2,154,185
JinkoSolar Holding Co. Ltd. ADR	193,217	4,986,931
KLA Corp.	8,387	10,190,876
Kopin Corp. (a)(b)	2,832,896	6,628,977
Micron Technology, Inc.	19,270	5,499,851
NVIDIA Corp.	41,512	7,741,988
NXP Semiconductors NV	16,068	3,487,720
ON Semiconductor Corp. (a)	277,455	15,024,188
QUALCOMM, Inc.	16,261	2,781,444
Silicon Laboratories, Inc. (a)	51,920	6,785,944
SolarEdge Technologies, Inc. (a)(b)	244,531	7,054,719

See accompanying notes to financial statements.
106

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
STMicroelectronics NV NY Reg Shrs (b)	113,301	$2,939,028
Synaptics, Inc. (a)	68,935	5,102,569
Teradyne, Inc.	27,119	5,249,154
Tower Semiconductor Ltd. (a)	36,759	4,316,242
Ultra Clean Holdings, Inc. (a)	119,957	3,038,511
Veeco Instruments, Inc. (a)	220,962	6,315,094
		167,767,600
SOFTWARE — 11.1%
A10 Networks, Inc.	144,657	2,558,982
ACI Worldwide, Inc. (a)	48,884	2,337,144
Adobe, Inc. (a)	4,553	1,593,504
Agilysys, Inc. (a)	12,193	1,449,016
Alarm.com Holdings, Inc. (a)	148,221	7,562,235
Asana, Inc. Class A (a)(b)	176,614	2,421,378
Atlassian Corp. Class A (a)	15,371	2,492,254
Aurora Innovation, Inc. (a)(b)	685,101	2,630,788
Autodesk, Inc. (a)	25,086	7,425,707
Bill Holdings, Inc. (a)	28,476	1,553,081
Bit Digital, Inc. (a)(b)	3,296,638	6,230,646
Bitdeer Technologies Group Class A (a)(b)	852,468	9,556,166
Bitfarms Ltd. (a)(b)	3,364,594	7,906,796
Blackbaud, Inc. (a)	31,879	2,018,578
BlackBerry Ltd. (a)(b)	550,530	2,086,509
Box, Inc. Class A (a)	78,536	2,349,012
BTCS, Inc. (a)(c)	2,369,760	6,256,166
Check Point Software Technologies Ltd. (a)	12,446	2,309,480
Cipher Mining, Inc. (a)(b)	590,422	8,714,629
Circle Internet Group, Inc. (a)	134,478	10,664,105
Cleanspark, Inc. (a)(b)	747,950	7,569,254
Core Scientific, Inc. (a)	491,434	7,155,279
Crowdstrike Holdings, Inc. Class A (a)	4,764	2,233,173
CyberArk Software Ltd. (a)	5,204	2,321,296
Datadog, Inc. Class A (a)	14,694	1,998,237
Domo, Inc. Class B (a)(b)	163,340	1,376,956
Dropbox, Inc. Class A (a)	91,878	2,554,208
Fortinet, Inc. (a)	32,137	2,551,999
Gen Digital, Inc.	94,180	2,560,754
Gorilla Technology Group, Inc. (a)	190,066	2,075,521
Hive Digital Technologies Ltd. (a)(b)	2,362,220	6,094,528
Hut 8 Corp. (a)(b)	197,598	9,077,652
I3 Verticals, Inc. Class A (a)(b)	56,944	1,434,419
IREN Ltd. (a)(b)	173,343	6,547,165
Lightspeed Commerce, Inc. (a)(b)	121,515	1,467,901
MARA Holdings, Inc. (a)(b)	648,891	5,827,041
Microsoft Corp.	10,737	5,192,628
Monday.com Ltd. (a)	14,691	2,167,804
N-able, Inc. (a)	312,599	2,338,241
Nebius Group NV (a)(b)	23,919	2,002,140
OneSpan, Inc.	191,046	2,453,031
Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	12,483	$2,299,369
Pony AI, Inc. ADR (a)(b)	209,305	3,034,923
Progress Software Corp. (a)	35,608	1,529,720
PTC, Inc. (a)	119,007	20,732,209
Q2 Holdings, Inc. (a)	71,042	5,126,391
Qualys, Inc. (a)	16,367	2,175,174
Rapid7, Inc. (a)	177,969	2,705,129
Rekor Systems, Inc. (a)(b)	3,074,896	4,243,356
RingCentral, Inc. Class A (a)(b)	85,819	2,478,453
Riot Platforms, Inc. (a)	578,137	7,324,996
Roper Technologies, Inc.	11,233	5,000,145
Rubrik, Inc. Class A (a)	27,679	2,116,890
SailPoint, Inc. (a)(b)	114,860	2,323,618
Samsara, Inc. Class A (a)	77,321	2,741,029
SentinelOne, Inc. Class A (a)	164,720	2,470,800
Synopsys, Inc. (a)	10,090	4,739,475
Tenable Holdings, Inc. (a)	95,390	2,244,527
Unity Software, Inc. (a)	176,221	7,783,682
Varonis Systems, Inc. (a)	74,508	2,443,862
Weave Communications, Inc. (a)	249,372	1,892,733
Workiva, Inc. (a)	29,002	2,501,423
Xunlei Ltd. ADR (a)(b)	1,052,804	7,464,380
Zoom Communications, Inc. (a)	29,395	2,536,495
Zscaler, Inc. (a)	8,638	1,942,859
		266,967,041
SPECIALTY RETAIL — 0.3%
EVgo, Inc. (a)(b)	2,250,174	6,548,006
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	18,938	5,148,484
Canaan, Inc. ADR (a)	8,109,877	5,595,815
CompoSecure, Inc. Class A (a)	77,474	1,493,699
Eastman Kodak Co. (a)(b)	648,406	5,485,515
HP, Inc.	236,003	5,258,147
Xerox Holdings Corp. (b)	3,122,054	7,399,268
		30,380,928
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	37,754	9,694,095
Core & Main, Inc. Class A (a)	90,222	4,688,837
		14,382,932
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
SK Telecom Co. Ltd. ADR (b)	268,460	5,511,484
Turkcell Iletisim Hizmetleri AS ADR	991,390	5,422,903
		10,934,387
TOTAL COMMON STOCKS (Cost $2,131,064,893)		2,396,486,867
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	2,905,863	2,905,863

See accompanying notes to financial statements.
107

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	242,299,317	$242,299,317
TOTAL SHORT-TERM INVESTMENTS (Cost $245,205,180)		245,205,180
TOTAL INVESTMENTS — 109.9% (Cost $2,376,270,073)		2,641,692,047
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(236,919,915)
NET ASSETS — 100.0%		$2,404,772,132
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,396,486,858	$9	$0(a)	$2,396,486,867
Short-Term Investments	245,205,180	—	—	245,205,180
TOTAL INVESTMENTS	$2,641,692,038	$9	$0	$2,641,692,047
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
3D Systems Corp.	7,169,485	$11,041,007	$4,344,302	$1,900,675	$(326,701)	$2,207,492	8,681,031	$15,365,425	$—
BTCS, Inc.	—	—	7,559,747	5,151	—	(1,298,430)	2,369,760	6,256,166	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,522,191	2,522,191	65,561,948	65,178,276	—	—	2,905,863	2,905,863	61,556
State Street Navigator Securities Lending Portfolio II	229,135,396	229,135,396	505,115,378	491,951,457	—	—	242,299,317	242,299,317	2,210,628
Vuzix Corp.	—	—	17,024,572	13,798	1,848	3,840,255	5,516,634	20,852,877	—
Total		$242,698,594	$599,605,947	$559,049,357	$(324,853)	$4,749,317		$287,679,648	$2,272,184
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 5.4%
EHang Holdings Ltd. ADR (a)(b)	20,581	$271,257
Embraer SA ADR	3,030	195,041
HEICO Corp.	640	207,098
Huntington Ingalls Industries, Inc.	611	207,783
Textron, Inc.	2,322	202,409
		1,083,588
AUTO COMPONENTS — 19.9%
American Axle & Manufacturing Holdings, Inc. (a)(b)	45,585	292,200
Aptiv PLC (a)	2,515	191,366
BorgWarner, Inc.	6,578	296,405
Dana, Inc.	12,622	299,899
ECARX Holdings, Inc. Class A (a)	111,616	191,979
Garrett Motion, Inc.	17,132	298,611
Gentherm, Inc. (a)	7,549	274,557
Hesai Group ADR (a)	13,937	312,189
Kodiak AI, Inc. (a)(b)	34,784	379,841
Lear Corp.	1,772	203,071
Magna International, Inc.	3,866	206,058
Mobileye Global, Inc. Class A (a)(b)	24,240	253,066
Solid Power, Inc. (a)	55,913	237,630
Visteon Corp.	2,759	262,381
WeRide, Inc. ADR (a)	31,915	277,022
		3,976,275
AUTOMOBILES — 15.5%
Ford Motor Co.	14,732	193,284
General Motors Co.	3,543	288,117
Honda Motor Co. Ltd. ADR	9,368	276,169
Li Auto, Inc. ADR (a)	16,634	281,614
Lucid Group, Inc. (a)(b)	22,055	233,121
NIO, Inc. ADR (a)	56,914	290,261
Niu Technologies ADR (a)	46,873	142,025
Rivian Automotive, Inc. Class A (a)	16,359	322,436
Stellantis NV (b)	16,300	177,507
Tesla, Inc. (a)	634	285,123
Toyota Motor Corp. ADR (b)	984	210,635
Vinfast Auto Ltd. (a)	32,107	107,237
XPeng, Inc. ADR (a)	14,569	295,459
		3,102,988
BUILDING PRODUCTS — 0.8%
Modine Manufacturing Co. (a)	1,215	162,215
CHEMICALS — 1.2%
Aspen Aerogels, Inc. (a)	86,750	245,502
COMMUNICATIONS EQUIPMENT — 2.5%
Ituran Location & Control Ltd.	3,796	163,266
Lantronix, Inc. (a)	16,094	94,311
Ondas Holdings, Inc. (a)	23,731	231,614
		489,191
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Iridium Communications, Inc.	10,475	182,056
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 7.1%
Ballard Power Systems, Inc. (a)(b)	102,977	$261,561
Blink Charging Co. (a)(b)	303,322	202,316
Electrovaya, Inc. (a)(b)	33,801	267,028
Plug Power, Inc. (a)	126,670	249,540
Sensata Technologies Holding PLC	5,467	181,996
SES AI Corp. (a)	137,632	247,738
		1,410,179
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.7%
Aeva Technologies, Inc. (a)(b)	18,541	246,224
AEye, Inc. (a)	109,265	201,048
Innoviz Technologies Ltd. (a)	223,652	190,797
MicroVision, Inc. (a)(b)	309,754	256,507
Ouster, Inc. (a)	11,130	240,853
Powerfleet, Inc. NJ (a)(b)	36,996	196,819
Red Cat Holdings, Inc. (a)(b)	34,162	270,905
Trimble, Inc. (a)	2,396	187,727
Unusual Machines, Inc. (a)	27,212	346,681
Vontier Corp.	5,435	202,073
		2,339,634
GROUND TRANSPORTATION — 5.1%
Avis Budget Group, Inc. (a)(b)	2,121	272,167
Grab Holdings Ltd. Class A (a)	38,139	190,314
Lyft, Inc. Class A (a)	14,088	272,884
Uber Technologies, Inc. (a)	3,402	277,977
		1,013,342
INTERACTIVE MEDIA & SERVICES — 1.0%
Baidu, Inc. ADR (a)(b)	1,567	204,744
MACHINERY — 8.5%
Allison Transmission Holdings, Inc.	2,917	285,574
Blue Bird Corp. (a)	3,881	182,407
Cummins, Inc.	546	278,706
Hyster-Yale, Inc.	4,404	130,843
Microvast Holdings, Inc. (a)(b)	84,948	237,855
Oshkosh Corp.	1,491	187,314
PACCAR, Inc.	1,741	190,657
REV Group, Inc.	3,352	203,835
		1,697,191
METALS & MINING — 1.0%
ArcelorMittal SA NY Reg Shrs	4,390	200,052
OIL, GAS & CONSUMABLE FUELS — 1.0%
Eni SpA ADR (b)	5,253	199,299
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.0%
Allegro MicroSystems, Inc. (a)	9,780	257,996
Ambarella, Inc. (a)	3,623	256,653
Enphase Energy, Inc. (a)	6,025	193,101
indie Semiconductor, Inc. Class A (a)(b)	64,915	229,150
Intel Corp. (a)	4,845	178,781
NVIDIA Corp.	1,558	290,567
NXP Semiconductors NV	856	185,803

See accompanying notes to financial statements.
109

SPDR SERIES TRUST
STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	5,196	$281,364
QUALCOMM, Inc.	1,571	268,720
SolarEdge Technologies, Inc. (a)(b)	6,260	180,601
STMicroelectronics NV NY Reg Shrs (b)	10,877	282,149
		2,604,885
SOFTWARE — 5.0%
Aurora Innovation, Inc. (a)(b)	63,617	244,289
Karooooo Ltd.	2,831	128,811
Nebius Group NV (a)(b)	2,111	176,701
Pony AI, Inc. ADR (a)(b)	19,488	282,576
Samsara, Inc. Class A (a)	4,388	155,555
		987,932
TOTAL COMMON STOCKS (Cost $24,809,909)		19,899,073
SHORT-TERM INVESTMENT — 9.3%
State Street Navigator Securities Lending Portfolio II (c)(d) (Cost $1,844,710)	1,844,710	1,844,710
TOTAL INVESTMENTS — 108.9% (Cost $26,654,619)		21,743,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(1,769,464)
NET ASSETS — 100.0%		$19,974,319

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,899,073	$—	$—	$19,899,073
Short-Term Investment	1,844,710	—	—	1,844,710
TOTAL INVESTMENTS	$21,743,783	$—	$—	$21,743,783

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,615	$39,615	$470,506	$510,121	$—	$—	—	$—	$789
State Street Navigator Securities Lending Portfolio II	1,857,187	1,857,187	9,625,463	9,637,940	—	—	1,844,710	1,844,710	24,753
Total		$1,896,802	$10,095,969	$10,148,061	$—	$—		$1,844,710	$25,542
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp. (a)	153	$3,825
AIRLINES — 0.7%
Allegiant Travel Co. (a)	100	8,527
JetBlue Airways Corp. (a)	2,108	9,591
SkyWest, Inc. (a)	294	29,521
		47,639
AUTO COMPONENTS — 1.4%
Adient PLC (a)	572	10,965
American Axle & Manufacturing Holdings, Inc. (a)	892	5,718
Dana, Inc.	849	20,172
Dorman Products, Inc. (a)	203	25,007
Fox Factory Holding Corp. (a)	316	5,407
Gentherm, Inc. (a)	229	8,329
Phinia, Inc.	283	17,741
Standard Motor Products, Inc.	156	5,749
		99,088
BANKS — 10.1%
Ameris Bancorp	465	34,536
Atlantic Union Bankshares Corp.	1,037	36,606
Banc of California, Inc.	975	18,808
BancFirst Corp.	151	16,009
Bancorp, Inc. (a)	320	21,606
Bank of Hawaii Corp.	288	19,691
BankUnited, Inc.	554	24,692
Banner Corp.	251	15,728
Beacon Financial Corp.	608	16,033
Cathay General Bancorp	495	23,953
Central Pacific Financial Corp.	203	6,325
City Holding Co.	107	12,754
Community Financial System, Inc.	383	22,000
Customers Bancorp, Inc. (a)	230	16,818
Dime Community Bancshares, Inc.	305	9,177
Eagle Bancorp, Inc.	210	4,498
FB Financial Corp.	291	16,238
First BanCorp	1,153	23,902
First Bancorp/Southern Pines NC	303	15,389
First Commonwealth Financial Corp.	754	12,712
First Financial Bancorp	764	19,115
First Hawaiian, Inc.	904	22,871
Fulton Financial Corp.	1,320	25,516
Hanmi Financial Corp.	209	5,649
Hilltop Holdings, Inc.	320	10,861
Hope Bancorp, Inc.	929	10,182
Independent Bank Corp.	365	26,674
National Bank Holdings Corp. Class A	278	10,567
NBT Bancorp, Inc.	384	15,944
OFG Bancorp	321	13,155
Pathward Financial, Inc.	166	11,786
Provident Financial Services, Inc.	963	19,019
Renasant Corp.	694	24,443
S&T Bancorp, Inc.	274	10,782
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	714	$22,434
Simmons First National Corp. Class A	1,065	20,075
Southside Bancshares, Inc.	214	6,503
Tompkins Financial Corp.	93	6,744
Triumph Financial, Inc. (a)	167	10,459
TrustCo Bank Corp.	131	5,414
United Community Banks, Inc.	894	27,911
WaFd, Inc.	582	18,641
		712,220
BIOTECHNOLOGY — 3.4%
ACADIA Pharmaceuticals, Inc. (a)	916	24,466
ADMA Biologics, Inc. (a)	1,737	31,683
Alkermes PLC (a)	1,204	33,688
Arrowhead Pharmaceuticals, Inc. (a)	1,010	67,054
Catalyst Pharmaceuticals, Inc. (a)	848	19,792
Dynavax Technologies Corp. (a)	742	11,412
Krystal Biotech, Inc. (a)	188	46,349
Myriad Genetics, Inc. (a)	685	4,213
Vir Biotechnology, Inc. (a)	722	4,354
		243,011
BROADLINE RETAIL — 0.8%
Etsy, Inc. (a)	722	40,028
Kohl's Corp.	828	16,899
		56,927
BUILDING PRODUCTS — 4.0%
Apogee Enterprises, Inc.	152	5,534
Armstrong World Industries, Inc.	316	60,387
AZZ, Inc.	220	23,580
CSW Industrials, Inc.	122	35,811
Gibraltar Industries, Inc. (a)	219	10,827
Griffon Corp.	288	21,211
Hayward Holdings, Inc. (a)	1,462	22,588
Masterbrand, Inc. (a)	929	10,256
Quanex Building Products Corp.	327	5,029
Resideo Technologies, Inc. (a)	1,005	35,296
Zurn Elkay Water Solutions Corp.	1,085	50,442
		280,961
CAPITAL MARKETS — 2.7%
Artisan Partners Asset Management, Inc. Class A	518	21,103
BGC Group, Inc. Class A	2,616	23,361
Donnelley Financial Solutions, Inc. (a)	193	9,011
Piper Sandler Cos.	121	41,105
StepStone Group, Inc. Class A	532	34,138
StoneX Group, Inc. (a)	339	32,249
Virtu Financial, Inc. Class A	586	19,526
WisdomTree, Inc.	859	10,471
		190,964
CHEMICALS — 3.0%
Balchem Corp.	237	36,346
Element Solutions, Inc.	1,663	41,559
FMC Corp.	927	12,858
HB Fuller Co.	392	23,308

See accompanying notes to financial statements.
111

SPDR SERIES TRUST
STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ingevity Corp. (a)	260	$15,387
Innospec, Inc.	182	13,930
Koppers Holdings, Inc.	141	3,818
Minerals Technologies, Inc.	226	13,775
Quaker Chemical Corp.	101	13,868
Sensient Technologies Corp.	311	29,219
Stepan Co.	159	7,530
		211,598
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	452	19,120
Brady Corp. Class A	320	25,079
Deluxe Corp.	339	7,570
Enviri Corp. (a)	595	10,662
GEO Group, Inc. (a)	1,011	16,297
HNI Corp.	504	21,188
Interface, Inc.	422	11,782
MillerKnoll, Inc.	503	9,195
Pitney Bowes, Inc.	1,078	11,395
UniFirst Corp.	106	20,447
		152,735
COMMUNICATIONS EQUIPMENT — 1.3%
Calix, Inc. (a)	437	23,131
Extreme Networks, Inc. (a)	978	16,284
Harmonic, Inc. (a)	816	8,070
NetScout Systems, Inc. (a)	502	13,584
Viavi Solutions, Inc. (a)	1,643	29,278
		90,347
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	357	37,956
Granite Construction, Inc.	321	37,028
MYR Group, Inc. (a)	114	24,909
		99,893
CONSUMER FINANCE — 0.7%
Bread Financial Holdings, Inc.	331	24,504
Encore Capital Group, Inc. (a)	166	9,022
PRA Group, Inc. (a)	272	4,812
PROG Holdings, Inc.	291	8,581
		46,919
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	249	13,239
Chefs' Warehouse, Inc. (a)	261	16,268
Grocery Outlet Holding Corp. (a)	698	7,050
United Natural Foods, Inc. (a)	446	15,017
		51,574
CONTAINERS & PACKAGING — 0.9%
O-I Glass, Inc. (a)	1,110	16,384
Sealed Air Corp.	1,075	44,537
		60,921
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	265	27,419
Frontdoor, Inc. (a)	530	30,576
Matthews International Corp. Class A	233	6,086
Security Description	Shares	Value
Perdoceo Education Corp.	440	$12,905
Strategic Education, Inc.	168	13,474
		90,460
DIVERSIFIED REITs — 0.9%
Alexander & Baldwin, Inc. REIT	532	10,981
American Assets Trust, Inc. REIT	352	6,663
Armada Hoffler Properties, Inc. REIT	552	3,654
Essential Properties Realty Trust, Inc. REIT	1,447	42,918
		64,216
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Lumen Technologies, Inc. (a)	6,893	53,559
Shenandoah Telecommunications Co.	318	3,676
Uniti Group, Inc.	1,332	9,337
		66,572
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp.	309	24,970
ELECTRICAL EQUIPMENT — 0.7%
Powell Industries, Inc.	69	21,996
Sunrun, Inc. (a)	1,695	31,188
		53,184
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Advanced Energy Industries, Inc.	275	57,577
Arlo Technologies, Inc. (a)	791	11,066
Badger Meter, Inc.	216	37,672
Benchmark Electronics, Inc.	264	11,289
CTS Corp.	210	9,003
Insight Enterprises, Inc. (a)	226	18,412
Itron, Inc. (a)	333	30,922
Knowles Corp. (a)	632	13,544
OSI Systems, Inc. (a)	116	29,587
Plexus Corp. (a)	198	29,106
Rogers Corp. (a)	124	11,355
Sanmina Corp. (a)	398	59,728
ScanSource, Inc. (a)	151	5,898
		325,159
ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	1,284	33,410
Bristow Group, Inc. (a)	183	6,701
Core Laboratories, Inc.	326	5,226
Helix Energy Solutions Group, Inc. (a)	993	6,226
Helmerich & Payne, Inc.	729	20,908
Patterson-UTI Energy, Inc.	2,527	15,440
Tidewater, Inc. (a)	334	16,870
		104,781
FINANCIAL SERVICES — 2.8%
EVERTEC, Inc.	461	13,411
HA Sustainable Infrastructure Capital, Inc.	921	28,947
Jackson Financial, Inc. Class A	497	53,005
NCR Atleos Corp. (a)	535	20,389
NMI Holdings, Inc. (a)	557	22,720

See accompanying notes to financial statements.
112

SPDR SERIES TRUST
STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Payoneer Global, Inc. (a)	2,135	$11,999
Radian Group, Inc.	988	35,558
Walker & Dunlop, Inc.	249	14,977
		201,006
FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc.	333	26,497
Fresh Del Monte Produce, Inc.	246	8,765
Freshpet, Inc. (a)	358	21,813
John B Sanfilippo & Son, Inc.	63	4,448
Simply Good Foods Co. (a)	679	13,634
TreeHouse Foods, Inc. (a)	335	7,902
		83,059
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	300	14,022
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	162	12,019
Hertz Global Holdings, Inc. (a)	950	4,883
Schneider National, Inc. Class B	370	9,816
Werner Enterprises, Inc.	432	12,964
		39,682
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Artivion, Inc. (a)	305	13,911
Avanos Medical, Inc. (a)	355	3,987
CONMED Corp.	221	8,973
Embecta Corp.	446	5,298
Enovis Corp. (a)	426	11,349
Glaukos Corp. (a)	419	47,309
ICU Medical, Inc. (a)	179	25,538
Inspire Medical Systems, Inc. (a)	195	17,985
Integer Holdings Corp. (a)	258	20,235
Integra LifeSciences Holdings Corp. (a)	489	6,073
Merit Medical Systems, Inc. (a)	432	38,076
Omnicell, Inc. (a)	333	15,085
QuidelOrtho Corp. (a)	489	13,966
STAAR Surgical Co. (a)	360	8,312
Tandem Diabetes Care, Inc. (a)	493	10,836
Teleflex, Inc.	322	39,297
TransMedics Group, Inc. (a)	250	30,413
UFP Technologies, Inc. (a)	56	12,434
		329,077
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Addus HomeCare Corp. (a)	133	14,283
AMN Healthcare Services, Inc. (a)	295	4,649
OmniAb, Inc. (a)(b)	52	—
Pediatrix Medical Group, Inc. (a)	618	13,219
Select Medical Holdings Corp.	813	12,073
U.S. Physical Therapy, Inc.	109	8,512
		52,736
HEALTH CARE REITs — 1.1%
CareTrust REIT, Inc.	1,630	58,941
Medical Properties Trust, Inc. REIT	3,582	17,910
		76,851
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.2%
Certara, Inc. (a)	851	$7,497
Schrodinger, Inc. (a)	407	7,277
		14,774
HOTEL & RESORT REITs — 1.4%
Apple Hospitality REIT, Inc.	1,603	18,996
DiamondRock Hospitality Co. REIT	1,496	13,404
Pebblebrook Hotel Trust REIT	831	9,407
Ryman Hospitality Properties, Inc. REIT	460	43,525
Summit Hotel Properties, Inc. REIT	752	3,662
Xenia Hotels & Resorts, Inc. REIT	706	9,983
		98,977
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a)	158	6,225
Bloomin' Brands, Inc.	595	3,671
Brinker International, Inc. (a)	324	46,501
Cheesecake Factory, Inc.	334	16,860
Cracker Barrel Old Country Store, Inc.	156	3,963
Golden Entertainment, Inc.	144	3,915
Papa John's International, Inc.	237	9,122
Penn Entertainment, Inc. (a)	933	13,762
Sabre Corp. (a)	3,005	4,087
Shake Shack, Inc. Class A (a)	294	23,864
		131,970
HOUSEHOLD DURABLES — 3.4%
Cavco Industries, Inc. (a)	57	33,672
Century Communities, Inc.	190	11,277
Champion Homes, Inc. (a)	410	34,645
Installed Building Products, Inc.	165	42,799
La-Z-Boy, Inc.	302	11,256
Leggett & Platt, Inc.	983	10,813
M/I Homes, Inc. (a)	193	24,694
Meritage Homes Corp.	516	33,953
Sonos, Inc. (a)	882	15,488
Tri Pointe Homes, Inc. (a)	628	19,763
		238,360
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	65	2,090
Central Garden & Pet Co. Class A (a)	384	11,209
Energizer Holdings, Inc.	448	8,911
WD-40 Co.	98	19,296
		41,506
INDUSTRIAL REITs — 0.9%
LXP Industrial Trust REIT	434	21,518
Terreno Realty Corp. REIT	754	44,267
		65,785
INSURANCE — 2.8%
AMERISAFE, Inc.	144	5,531
Assured Guaranty Ltd.	315	28,309
Employers Holdings, Inc.	160	6,907
Genworth Financial, Inc. (a)	2,911	26,287
Horace Mann Educators Corp.	301	13,900

See accompanying notes to financial statements.
113

SPDR SERIES TRUST
STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Lincoln National Corp.	1,235	$54,995
Palomar Holdings, Inc. (a)	192	25,874
Safety Insurance Group, Inc.	110	8,570
Stewart Information Services Corp.	205	14,403
Trupanion, Inc. (a)	240	8,969
United Fire Group, Inc.	166	6,034
		199,779
INTERACTIVE MEDIA & SERVICES — 1.2%
Cargurus, Inc. (a)	592	22,703
Cars.com, Inc. (a)	415	5,063
IAC, Inc. (a)	478	18,690
QuinStreet, Inc. (a)	425	6,107
TripAdvisor, Inc. (a)	838	12,201
Yelp, Inc. (a)	422	12,825
Ziff Davis, Inc. (a)	294	10,334
		87,923
IT SERVICES — 0.3%
DXC Technology Co. (a)	1,287	18,855
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	199	15,884
Topgolf Callaway Brands Corp. (a)	1,025	11,962
		27,846
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a)	302	10,045
Fortrea Holdings, Inc. (a)	676	11,661
		21,706
MACHINERY — 5.5%
Alamo Group, Inc.	79	13,262
Astec Industries, Inc.	166	7,191
Enpro, Inc.	153	32,762
Federal Signal Corp.	443	48,105
Franklin Electric Co., Inc.	279	26,653
Gates Industrial Corp. PLC (a)	1,882	40,406
Greenbrier Cos., Inc.	230	10,750
Hillenbrand, Inc.	519	16,463
JBT Marel Corp.	379	57,104
Kadant, Inc.	87	24,797
Kennametal, Inc.	556	15,796
Lindsay Corp.	77	9,076
Mueller Water Products, Inc. Class A	1,151	27,417
Standex International Corp.	89	19,338
Tennant Co.	131	9,655
Trinity Industries, Inc.	588	15,547
Worthington Enterprises, Inc.	227	11,706
		386,028
MARINE — 0.4%
Matson, Inc.	228	28,169
MEDIA — 0.7%
Cable One, Inc.	33	3,724
DoubleVerify Holdings, Inc. (a)	982	11,234
John Wiley & Sons, Inc. Class A	296	9,067
Scholastic Corp.	173	5,126
Security Description	Shares	Value
TEGNA, Inc.	1,179	$22,884
		52,035
METALS & MINING — 0.8%
Century Aluminum Co. (a)	394	15,437
Kaiser Aluminum Corp.	118	13,553
Materion Corp.	153	19,021
Metallus, Inc. (a)	260	4,462
SunCoke Energy, Inc.	586	4,219
		56,692
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Blackstone Mortgage Trust, Inc. Class A REIT	1,154	22,076
Franklin BSP Realty Trust, Inc. REIT	578	5,797
PennyMac Mortgage Investment Trust REIT	643	8,070
Redwood Trust, Inc. REIT	919	5,082
Two Harbors Investment Corp. REIT	780	8,190
		49,215
MULTI-UTILITIES — 0.1%
Unitil Corp.	135	6,539
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,198	3,498
Douglas Emmett, Inc. REIT	1,230	13,518
Easterly Government Properties, Inc. REIT	326	6,908
Highwoods Properties, Inc. REIT	806	20,811
JBG SMITH Properties REIT	435	7,399
SL Green Realty Corp. REIT	519	23,807
		75,941
OIL, GAS & CONSUMABLE FUELS — 2.0%
California Resources Corp.	574	25,664
Comstock Resources, Inc. (a)	580	13,444
Crescent Energy Co. Class A	1,789	15,010
Dorian LPG Ltd.	273	6,645
Magnolia Oil & Gas Corp. Class A	1,349	29,530
Par Pacific Holdings, Inc. (a)	372	13,072
SM Energy Co.	825	15,427
Talos Energy, Inc. (a)	917	10,105
World Kinect Corp.	402	9,419
		138,316
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	239	11,508
PERSONAL CARE PRODUCTS — 0.1%
Edgewell Personal Care Co.	337	5,746
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	261	6,990
ANI Pharmaceuticals, Inc. (a)	130	10,262
Harmony Biosciences Holdings, Inc. (a)	293	10,964
Innoviva, Inc. (a)	513	10,255
Ligand Pharmaceuticals, Inc. (a)	144	27,226
Organon & Co.	1,908	13,680
Pacira BioSciences, Inc. (a)	320	8,282

See accompanying notes to financial statements.
114

SPDR SERIES TRUST
STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	154	$5,753
Prestige Consumer Healthcare, Inc. (a)	354	21,838
Supernus Pharmaceuticals, Inc. (a)	417	20,725
		135,975
PROFESSIONAL SERVICES — 1.2%
CSG Systems International, Inc.	199	15,261
Korn Ferry	382	25,220
Robert Half, Inc.	727	19,745
Verra Mobility Corp. (a)	1,166	26,130
		86,356
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield Ltd. (a)	1,693	27,410
Kennedy-Wilson Holdings, Inc.	875	8,461
		35,871
RESIDENTIAL REITs — 0.4%
Centerspace REIT	120	8,006
Elme Communities REIT	639	11,119
Veris Residential, Inc. REIT	590	8,779
		27,904
RETAIL REITs — 1.5%
Acadia Realty Trust REIT	955	19,616
Getty Realty Corp. REIT	386	10,565
Phillips Edison & Co., Inc. REIT	916	32,582
Tanger, Inc. REIT	839	27,997
Urban Edge Properties REIT	916	17,578
		108,338
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Axcelis Technologies, Inc. (a)	229	18,398
Cohu, Inc. (a)	343	7,982
Diodes, Inc. (a)	339	16,726
Ichor Holdings Ltd. (a)	266	4,902
Kulicke & Soffa Industries, Inc.	386	17,586
MaxLinear, Inc. (a)	593	10,336
Penguin Solutions, Inc. (a)	362	7,081
Qorvo, Inc. (a)	617	52,143
Semtech Corp. (a)	633	46,646
SiTime Corp. (a)	160	56,510
SolarEdge Technologies, Inc. (a)	437	12,608
Veeco Instruments, Inc. (a)	442	12,632
		263,550
SOFTWARE — 4.0%
A10 Networks, Inc.	513	9,075
ACI Worldwide, Inc. (a)	752	35,953
Adeia, Inc.	788	13,593
Agilysys, Inc. (a)	186	22,104
BlackLine, Inc. (a)	364	20,126
Box, Inc. Class A (a)	1,056	31,585
InterDigital, Inc.	188	59,855
LiveRamp Holdings, Inc. (a)	469	13,774
N-able, Inc. (a)	547	4,092
NCR Voyix Corp. (a)	1,032	10,526
Security Description	Shares	Value
Progress Software Corp. (a)	311	$13,361
Sprinklr, Inc. Class A (a)	887	6,901
SPS Commerce, Inc. (a)	277	24,689
Teradata Corp. (a)	687	20,912
		286,546
SPECIALIZED REITs — 0.1%
Safehold, Inc. REIT	354	4,846
SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc.	442	17,371
American Eagle Outfitters, Inc.	1,157	30,510
Asbury Automotive Group, Inc. (a)	143	33,252
Boot Barn Holdings, Inc. (a)	223	39,353
Group 1 Automotive, Inc.	91	35,790
Guess?, Inc.	220	3,685
Monro, Inc.	209	4,188
National Vision Holdings, Inc. (a)	582	15,027
Signet Jewelers Ltd.	301	24,947
Upbound Group, Inc.	368	6,462
Victoria's Secret & Co. (a)	585	31,690
		242,275
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a)	312	1,853
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	265	8,594
Steven Madden Ltd.	530	22,069
Wolverine World Wide, Inc.	601	10,908
		41,571
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	766	49,200
Boise Cascade Co.	268	19,725
DNOW, Inc. (a)	1,372	18,179
Rush Enterprises, Inc. Class A	445	24,003
		111,107
WATER UTILITIES — 0.7%
American States Water Co.	284	20,584
California Water Service Group	433	18,762
H2O America	242	11,856
		51,202
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	524	2,442
Telephone & Data Systems, Inc.	719	29,479
		31,921
TOTAL COMMON STOCKS (Cost $6,506,224)		7,061,382

See accompanying notes to financial statements.
115

SPDR SERIES TRUST
STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d) (Cost $8,238)	8,238	$8,238
TOTAL INVESTMENTS — 99.9% (Cost $6,514,462)		7,069,620
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,390
NET ASSETS — 100.0%		$7,075,010
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,061,382	$—	$0(a)	$7,061,382
Short-Term Investment	8,238	—	—	8,238
TOTAL INVESTMENTS	$7,069,620	$—	$0	$7,069,620
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,251	$2,251	$201,554	$195,567	$—	$—	8,238	$8,238	$186
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	35,178	$11,843,025
L3Harris Technologies, Inc.	29,400	8,630,958
Lockheed Martin Corp.	16,407	7,935,574
Northrop Grumman Corp.	17,020	9,704,974
		38,114,531
AIR FREIGHT & LOGISTICS — 1.4%
CH Robinson Worldwide, Inc.	49,047	7,884,796
Expeditors International of Washington, Inc.	50,692	7,553,615
		15,438,411
AUTO COMPONENTS — 0.2%
Gentex Corp.	94,200	2,192,034
BANKS — 0.3%
Commerce Bancshares, Inc.	56,630	2,964,014
BEVERAGES — 1.2%
PepsiCo, Inc.	93,240	13,381,805
CAPITAL MARKETS — 4.5%
CME Group, Inc.	44,544	12,164,075
FactSet Research Systems, Inc.	15,793	4,582,971
Houlihan Lokey, Inc.	29,164	5,080,077
Intercontinental Exchange, Inc.	46,011	7,451,942
Nasdaq, Inc.	110,002	10,684,494
S&P Global, Inc.	13,934	7,281,769
SEI Investments Co.	39,706	3,256,686
		50,502,014
CHEMICALS — 2.6%
Corteva, Inc.	189,173	12,680,266
Linde PLC	32,245	13,748,946
NewMarket Corp.	3,301	2,268,645
Solstice Advanced Materials, Inc. (a)	7,589	368,674
		29,066,531
COMMERCIAL SERVICES & SUPPLIES — 2.5%
MSA Safety, Inc.	15,313	2,452,224
Republic Services, Inc.	42,183	8,939,843
Rollins, Inc.	120,974	7,260,859
Waste Management, Inc.	41,591	9,137,959
		27,790,885
COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	109,824	8,459,743
Motorola Solutions, Inc.	16,934	6,491,141
		14,950,884
CONSTRUCTION MATERIALS — 1.4%
Vulcan Materials Co.	52,814	15,063,609
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Casey's General Stores, Inc.	15,375	8,497,916
Costco Wholesale Corp.	8,562	7,383,355
Walmart, Inc.	125,841	14,019,946
		29,901,217
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	599,288	$4,998,062
AptarGroup, Inc.	27,485	3,352,071
Avery Dennison Corp.	32,373	5,888,001
Graphic Packaging Holding Co. (b)	123,236	1,855,934
Packaging Corp. of America	36,634	7,555,030
Silgan Holdings, Inc. (b)	36,307	1,465,713
		25,114,811
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	58,284	4,544,403
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	223,103	5,541,879
Verizon Communications, Inc.	206,710	8,419,298
		13,961,177
ELECTRIC UTILITIES — 2.7%
Duke Energy Corp.	89,171	10,451,733
Southern Co.	105,479	9,197,769
Xcel Energy, Inc.	146,251	10,802,099
		30,451,601
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	39,668	8,144,237
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Amphenol Corp. Class A	98,400	13,297,776
CDW Corp.	30,340	4,132,308
Corning, Inc.	117,964	10,328,928
Ralliant Corp.	25,530	1,299,732
TE Connectivity PLC	36,507	8,305,708
		37,364,452
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	46,962	9,595,745
FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B (a)	21,529	10,821,552
Jack Henry & Associates, Inc.	30,148	5,501,407
Visa, Inc. Class A	21,617	7,581,298
		23,904,257
GAS UTILITIES — 0.3%
National Fuel Gas Co.	37,172	2,975,990
GROUND TRANSPORTATION — 0.7%
Landstar System, Inc.	14,533	2,088,392
Union Pacific Corp.	25,947	6,002,060
		8,090,452
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	64,716	8,108,267
Becton Dickinson & Co.	46,639	9,051,231
Boston Scientific Corp. (a)	87,940	8,385,079
		25,544,577
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cencora, Inc.	33,478	11,307,194

See accompanying notes to financial statements.
117

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chemed Corp.	5,989	$2,562,454
UnitedHealth Group, Inc.	16,899	5,578,529
		19,448,177
HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald's Corp.	36,097	11,032,326
Texas Roadhouse, Inc.	27,529	4,569,814
Yum! Brands, Inc.	36,931	5,586,922
		21,189,062
HOUSEHOLD DURABLES — 0.5%
Garmin Ltd.	28,641	5,809,827
HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	140,966	11,139,133
Procter & Gamble Co.	65,732	9,420,053
		20,559,186
INDUSTRIAL CONGLOMERATES — 0.5%
Honeywell International, Inc.	30,456	5,941,661
INDUSTRIAL REITs — 0.9%
EastGroup Properties, Inc. REIT	21,393	3,810,949
First Industrial Realty Trust, Inc. REIT	56,127	3,214,393
STAG Industrial, Inc. REIT	79,167	2,910,179
		9,935,521
INSURANCE — 9.9%
Allstate Corp.	41,246	8,585,355
Arthur J Gallagher & Co.	25,478	6,593,452
Assurant, Inc.	20,932	5,041,472
Brown & Brown, Inc.	65,566	5,225,610
Chubb Ltd.	27,417	8,557,394
CNA Financial Corp. (b)	112,208	5,356,810
Hanover Insurance Group, Inc.	14,761	2,697,868
Loews Corp.	73,020	7,689,736
Markel Group, Inc. (a)	4,178	8,981,238
Marsh & McLennan Cos., Inc.	41,682	7,732,845
Old Republic International Corp.	95,049	4,338,036
Progressive Corp.	33,345	7,593,323
RLI Corp.	33,811	2,163,228
Selective Insurance Group, Inc.	25,105	2,100,535
Travelers Cos., Inc.	37,306	10,820,978
W.R. Berkley Corp.	120,432	8,444,692
Willis Towers Watson PLC	25,826	8,486,424
		110,408,996
INTERACTIVE MEDIA & SERVICES — 0.8%
Alphabet, Inc. Class A	27,574	8,630,662
IT SERVICES — 2.9%
Accenture PLC Class A	16,625	4,460,488
Akamai Technologies, Inc. (a)	61,305	5,348,861
Amdocs Ltd. (b)	46,398	3,735,503
Cognizant Technology Solutions Corp. Class A	59,625	4,948,875
International Business Machines Corp.	26,424	7,827,053
Security Description	Shares	Value
VeriSign, Inc.	26,063	$6,332,006
		32,652,786
LEISURE PRODUCTS — 0.4%
Hasbro, Inc.	54,482	4,467,524
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Qiagen NV (b)	89,885	4,042,128
MACHINERY — 5.8%
Cummins, Inc.	17,550	8,958,397
Donaldson Co., Inc.	49,403	4,380,070
Dover Corp.	35,053	6,843,748
Fortive Corp.	76,526	4,225,000
Graco, Inc.	69,849	5,725,523
IDEX Corp.	31,506	5,606,178
Illinois Tool Works, Inc.	26,637	6,560,693
Nordson Corp.	21,537	5,178,141
Otis Worldwide Corp.	79,601	6,953,147
PACCAR, Inc.	59,780	6,546,508
Toro Co.	41,408	3,259,638
		64,237,043
MEDIA — 1.1%
Comcast Corp. Class A	134,903	4,032,250
Fox Corp. Class A	104,553	7,639,688
		11,671,938
MULTI-UTILITIES — 5.0%
Ameren Corp.	95,201	9,506,772
CMS Energy Corp.	123,479	8,634,887
Consolidated Edison, Inc.	96,313	9,565,807
DTE Energy Co.	79,136	10,206,961
NiSource, Inc.	194,915	8,139,650
WEC Energy Group, Inc.	89,464	9,434,874
		55,488,951
OFFICE REITs — 0.2%
COPT Defense Properties REIT (b)	93,400	2,596,520
OIL, GAS & CONSUMABLE FUELS — 3.1%
Cheniere Energy, Inc.	21,944	4,265,694
DT Midstream, Inc.	42,040	5,031,347
Expand Energy Corp.	60,929	6,724,125
Exxon Mobil Corp.	41,651	5,012,281
Kinder Morgan, Inc.	272,655	7,495,286
Williams Cos., Inc.	105,351	6,332,649
		34,861,382
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	136,394	7,357,092
Johnson & Johnson	80,284	16,614,774
Merck & Co., Inc.	93,546	9,846,652
		33,818,518
PROFESSIONAL SERVICES — 3.9%
Amentum Holdings, Inc. (a)(b)	3,015	87,435
Automatic Data Processing, Inc.	26,041	6,698,526

See accompanying notes to financial statements.
118

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Booz Allen Hamilton Holding Corp.	51,855	$4,374,488
Broadridge Financial Solutions, Inc.	29,415	6,564,546
CACI International, Inc. Class A (a)	9,240	4,923,164
FTI Consulting, Inc. (a)	14,671	2,506,247
Jacobs Solutions, Inc.	50,443	6,681,680
Paychex, Inc.	48,567	5,448,246
Science Applications International Corp.	20,220	2,035,345
Verisk Analytics, Inc.	19,886	4,448,299
		43,767,976
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (a)	58,407	3,927,287
RESIDENTIAL REITs — 5.1%
American Homes 4 Rent Class A REIT	141,993	4,557,975
AvalonBay Communities, Inc. REIT	44,402	8,050,527
Camden Property Trust REIT	43,671	4,807,304
Equity LifeStyle Properties, Inc. REIT	81,038	4,911,713
Equity Residential REIT	140,186	8,837,325
Invitation Homes, Inc. REIT	254,086	7,061,050
Mid-America Apartment Communities, Inc. REIT	49,532	6,880,490
Sun Communities, Inc. REIT	52,360	6,487,928
UDR, Inc. REIT	137,153	5,030,772
		56,625,084
RETAIL REITs — 1.1%
Agree Realty Corp. REIT	43,889	3,161,325
Realty Income Corp. REIT	156,227	8,806,516
		11,967,841
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Analog Devices, Inc.	23,650	6,413,880
Texas Instruments, Inc.	38,160	6,620,378
		13,034,258
SOFTWARE — 3.1%
Check Point Software Technologies Ltd. (a)(b)	28,832	5,350,066
Dolby Laboratories, Inc. Class A	39,603	2,543,305
Intuit, Inc.	8,616	5,707,411
Microsoft Corp.	21,430	10,363,976
Roper Technologies, Inc.	12,403	5,520,947
Tyler Technologies, Inc. (a)	10,462	4,749,225
		34,234,930
SPECIALIZED REITs — 2.1%
Equinix, Inc. REIT	11,508	8,816,969
Security Description	Shares	Value
Public Storage REIT	28,497	$7,394,972
VICI Properties, Inc. REIT	265,806	7,474,465
		23,686,406
SPECIALTY RETAIL — 3.7%
AutoZone, Inc. (a)	1,864	6,321,756
Home Depot, Inc.	16,358	5,628,788
Lowe's Cos., Inc.	20,314	4,898,924
Murphy USA, Inc.	7,624	3,076,437
O'Reilly Automotive, Inc. (a)	70,785	6,456,300
TJX Cos., Inc.	56,710	8,711,223
Tractor Supply Co.	113,105	5,656,381
		40,749,809
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Fastenal Co.	159,459	6,399,090
TOTAL COMMON STOCKS (Cost $1,036,777,578)		1,109,210,200
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	870,802	870,802
State Street Navigator Securities Lending Portfolio II (e)(f)	18,241,637	18,241,637
TOTAL SHORT-TERM INVESTMENTS (Cost $19,112,439)		19,112,439
TOTAL INVESTMENTS — 101.5% (Cost $1,055,890,017)		1,128,322,639
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(16,790,296)
NET ASSETS — 100.0%		$1,111,532,343
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
119

SPDR SERIES TRUST
STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,109,210,200	$—	$—	$1,109,210,200
Short-Term Investments	19,112,439	—	—	19,112,439
TOTAL INVESTMENTS	$1,128,322,639	$—	$—	$1,128,322,639

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,350,568	$1,350,568	$23,363,722	$23,843,488	$—	$—	870,802	$870,802	$35,467
State Street Navigator Securities Lending Portfolio II	4,392,179	4,392,179	114,256,699	100,407,241	—	—	18,241,637	18,241,637	8,036
Total		$5,742,747	$137,620,421	$124,250,729	$—	$—		$19,112,439	$43,503
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
National Presto Industries, Inc.	8,635	$921,872
Park Aerospace Corp.	27,661	590,286
V2X, Inc. (a)	8,223	448,565
		1,960,723
AIR FREIGHT & LOGISTICS — 0.5%
Hub Group, Inc. Class A	13,946	594,239
Radiant Logistics, Inc. (a)	57,372	363,165
		957,404
AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)(b)	3,813	469,724
Gentherm, Inc. (a)	8,860	322,238
Standard Motor Products, Inc.	23,774	876,072
Visteon Corp. (b)	3,094	294,239
		1,962,273
BANKS — 23.5%
1st Source Corp.	10,409	650,458
ACNB Corp. (b)	12,252	592,384
Arrow Financial Corp. (b)	19,212	603,257
Associated Banc-Corp.	23,271	599,461
BancFirst Corp.	4,308	456,734
Bank First Corp. (b)	9,060	1,103,689
Bar Harbor Bankshares	19,615	609,046
Blue Foundry Bancorp (a)(b)	31,682	393,807
Bridgewater Bancshares, Inc. (a)	34,023	596,423
Burke & Herbert Financial Services Corp.	9,160	570,760
Camden National Corp.	15,244	661,285
Capital Bancorp, Inc.	18,279	514,919
Capital City Bank Group, Inc.	18,044	768,133
Capitol Federal Financial, Inc.	104,822	713,838
Chemung Financial Corp.	5,623	313,763
Citizens & Northern Corp.	23,594	475,891
Citizens Financial Services, Inc.	7,180	409,404
City Holding Co.	10,078	1,201,298
Civista Bancshares, Inc.	23,942	531,991
CNB Financial Corp.	26,207	685,837
Colony Bankcorp, Inc.	24,747	440,992
Community Financial System, Inc.	10,981	630,749
Community Trust Bancorp, Inc.	16,414	927,391
Eastern Bankshares, Inc.	32,667	602,053
Enterprise Financial Services Corp.	8,566	462,564
Farmers & Merchants Bancorp, Inc.	20,177	498,775
Farmers National Banc Corp.	43,565	580,286
First Bancorp, Inc.	15,485	409,423
First Busey Corp.	28,232	671,639
First Community Bankshares, Inc.	14,901	502,611
First Financial Bankshares, Inc.	15,481	462,418
First Financial Corp.	15,828	956,328
First Mid Bancshares, Inc.	16,673	650,247
Five Star Bancorp (b)	18,304	654,917
Security Description	Shares	Value
FNB Corp.	37,062	$633,760
FS Bancorp, Inc. (b)	10,581	435,620
Fulton Financial Corp.	28,900	558,637
German American Bancorp, Inc. (b)	19,732	773,100
Great Southern Bancorp, Inc.	13,769	847,620
Hilltop Holdings, Inc.	16,571	562,420
Home Bancorp, Inc.	11,143	644,065
HomeTrust Bancshares, Inc. (b)	14,435	619,839
International Bancshares Corp.	9,172	609,388
Lakeland Financial Corp.	8,671	494,767
LCNB Corp.	21,077	345,452
LINKBANCORP, Inc. (b)	38,014	313,996
Metrocity Bankshares, Inc. (b)	20,730	550,174
Mid Penn Bancorp, Inc.	20,408	633,056
National Bank Holdings Corp. Class A	15,414	585,886
NBT Bancorp, Inc.	13,631	565,959
Nicolet Bankshares, Inc.	4,908	595,340
Northeast Community Bancorp, Inc.	19,517	441,279
Northwest Bancshares, Inc.	85,834	1,030,008
Norwood Financial Corp. (b)	13,223	370,905
Oak Valley Bancorp	10,705	321,792
Origin Bancorp, Inc.	14,609	549,445
Orrstown Financial Services, Inc.	15,939	564,559
Park National Corp.	3,989	607,046
Parke Bancorp, Inc.	15,457	387,043
Patria Investments Ltd. Class A (b)	56,953	904,983
PCB Bancorp	17,930	388,185
Peoples Bancorp, Inc.	21,357	641,351
Peoples Financial Services Corp. (b)	14,659	714,040
Ponce Financial Group, Inc. (a)(b)	30,690	501,782
QCR Holdings, Inc.	6,648	553,778
Simmons First National Corp. Class A	23,769	448,046
SmartFinancial, Inc.	18,658	690,159
South Plains Financial, Inc.	14,775	573,270
Southside Bancshares, Inc.	21,575	655,664
Timberland Bancorp, Inc.	11,682	418,216
Tompkins Financial Corp.	8,229	596,767
Towne Bank	16,648	555,544
TrustCo Bank Corp.	20,472	846,108
Trustmark Corp.	15,177	591,144
Univest Financial Corp.	17,535	574,096
WaFd, Inc.	16,464	527,342
WesBanco, Inc.	17,160	570,398
West BanCorp, Inc.	23,544	522,441
Westamerica BanCorp	13,549	648,049
		46,865,290
BIOTECHNOLOGY — 1.4%
ACADIA Pharmaceuticals, Inc. (a)	10,759	287,373
Agios Pharmaceuticals, Inc. (a)	5,636	153,412
Amicus Therapeutics, Inc. (a)	21,211	302,045
Anika Therapeutics, Inc. (a)	19,212	184,627

See accompanying notes to financial statements.
121

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	9,209	$214,938
Ironwood Pharmaceuticals, Inc. (a)(b)	144,761	487,845
PTC Therapeutics, Inc. (a)	3,787	287,660
Ultragenyx Pharmaceutical, Inc. (a)	5,226	120,198
Vanda Pharmaceuticals, Inc. (a)	54,131	477,435
Xencor, Inc. (a)(b)	19,489	298,377
		2,813,910
BUILDING PRODUCTS — 0.6%
Apogee Enterprises, Inc.	7,111	258,912
AZZ, Inc.	4,489	481,131
CSW Industrials, Inc. (b)	1,734	508,981
		1,249,024
CAPITAL MARKETS — 1.7%
Diamond Hill Investment Group, Inc.	4,158	704,781
Federated Hermes, Inc.	12,415	646,449
GCM Grosvenor, Inc. Class A (b)	37,714	426,922
Innventure, Inc. (a)	41,833	174,862
Silvercrest Asset Management Group, Inc. Class A	20,909	317,608
Vinci Compass Investments Ltd.	50,626	660,163
WisdomTree, Inc. (b)	31,077	378,829
		3,309,614
CHEMICALS — 2.0%
Ashland, Inc.	11,172	655,461
HB Fuller Co.	6,856	407,658
Huntsman Corp.	28,330	283,300
Innospec, Inc.	4,948	378,720
Minerals Technologies, Inc.	7,026	428,235
Sensient Technologies Corp.	13,724	1,289,370
Stepan Co.	12,818	607,060
		4,049,804
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	7,524	318,265
Brady Corp. Class A	10,030	786,051
Ennis, Inc.	39,083	703,885
HNI Corp.	10,751	451,972
UniFirst Corp.	2,566	494,982
		2,755,155
COMMUNICATIONS EQUIPMENT — 1.1%
Ituran Location & Control Ltd.	8,906	383,047
NETGEAR, Inc. (a)	14,640	359,119
NetScout Systems, Inc. (a)	27,893	754,785
Viavi Solutions, Inc. (a)	36,587	651,980
		2,148,931
CONSTRUCTION & ENGINEERING — 1.7%
Arcosa, Inc.	7,367	783,259
Argan, Inc.	4,262	1,335,370
Construction Partners, Inc. Class A (a)(b)	5,778	627,202
Security Description	Shares	Value
Granite Construction, Inc. (b)	4,825	$556,564
		3,302,395
CONSUMER FINANCE — 0.5%
Nelnet, Inc. Class A	7,319	973,134
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Andersons, Inc.	8,149	433,282
Ingles Markets, Inc. Class A	8,839	605,914
PriceSmart, Inc. (b)	6,352	779,200
Village Super Market, Inc. Class A (b)	17,501	619,448
		2,437,844
CONTAINERS & PACKAGING — 1.8%
Greif, Inc. Class A	10,667	722,156
Sealed Air Corp.	13,240	548,533
Sonoco Products Co.	25,341	1,105,881
TriMas Corp. (b)	32,306	1,145,248
		3,521,818
DISTRIBUTORS — 0.1%
Weyco Group, Inc. (b)	9,632	294,643
DIVERSIFIED CONSUMER SERVICES — 2.0%
Adtalem Global Education, Inc. (a)	2,587	267,677
Carriage Services, Inc.	7,017	296,819
Frontdoor, Inc. (a)	8,141	469,654
Graham Holdings Co. Class B	569	625,104
Grand Canyon Education, Inc. (a)	2,985	496,435
Laureate Education, Inc. (a)	20,218	680,740
Matthews International Corp. Class A (b)	15,299	399,610
Perdoceo Education Corp.	12,204	357,943
Strategic Education, Inc.	4,744	380,469
		3,974,451
DIVERSIFIED REITs — 1.4%
Alpine Income Property Trust, Inc. REIT	21,572	360,684
Armada Hoffler Properties, Inc. REIT (b)	55,695	368,701
Broadstone Net Lease, Inc. REIT	45,348	787,695
CTO Realty Growth, Inc. REIT (b)	43,531	801,406
Gladstone Commercial Corp. REIT	38,598	411,840
		2,730,326
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Cogent Communications Holdings, Inc. (b)	5,733	123,603
Iridium Communications, Inc.	10,799	187,687
Liberty Global Ltd. Class A (a)	31,665	352,748
Liberty Latin America Ltd. Class C (a)(b)	40,798	304,353
		968,391
ELECTRIC UTILITIES — 0.7%
TXNM Energy, Inc.	25,314	1,490,488
ELECTRICAL EQUIPMENT — 0.6%
EnerSys	5,338	783,351

See accompanying notes to financial statements.
122

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC	14,731	$490,395
		1,273,746
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Advanced Energy Industries, Inc.	3,112	651,559
Avnet, Inc.	10,516	505,609
Belden, Inc.	3,943	459,557
Benchmark Electronics, Inc.	8,914	381,163
Crane NXT Co. (b)	7,886	371,194
CTS Corp.	9,345	400,620
ePlus, Inc.	5,024	440,605
Insight Enterprises, Inc. (a)	1,983	161,555
IPG Photonics Corp. (a)	5,308	380,053
Knowles Corp. (a)	25,035	536,500
Novanta, Inc. (a)(b)	2,947	350,664
OSI Systems, Inc. (a)(b)	2,495	636,375
Plexus Corp. (a)	4,424	650,328
Sanmina Corp. (a)	6,039	906,273
ScanSource, Inc. (a)	8,192	319,979
TTM Technologies, Inc. (a)	16,985	1,171,965
Vishay Intertechnology, Inc. (b)	26,007	376,841
Vishay Precision Group, Inc. (a)(b)	19,573	753,560
Vontier Corp.	14,044	522,156
		9,976,556
ENERGY EQUIPMENT & SERVICES — 0.8%
Archrock, Inc.	9,429	245,342
Innovex International, Inc. (a)(b)	11,799	258,044
Noble Corp. PLC	10,528	297,311
Ranger Energy Services, Inc. Class A	14,651	204,821
Seadrill Ltd. (a)	7,624	263,790
Valaris Ltd. (a)(b)	5,214	262,786
		1,532,094
ENTERTAINMENT — 0.3%
Madison Square Garden Sports Corp. (a)	2,723	704,304
FINANCIAL SERVICES — 2.4%
Alerus Financial Corp.	28,074	632,226
Banco Latinoamericano de Comercio Exterior SA	13,932	621,367
Cannae Holdings, Inc. (b)	30,238	475,644
Cass Information Systems, Inc.	15,709	652,238
EVERTEC, Inc.	13,922	404,991
Federal Agricultural Mortgage Corp. Class C	2,573	451,742
Radian Group, Inc.	14,542	523,366
Waterstone Financial, Inc.	25,223	417,441
Western Union Co. (b)	64,056	596,361
		4,775,376
FOOD PRODUCTS — 1.9%
Alico, Inc. (b)	8,414	306,101
Cal-Maine Foods, Inc. (b)	6,555	521,582
Flowers Foods, Inc.	77,049	838,293
Security Description	Shares	Value
Fresh Del Monte Produce, Inc. (b)	17,348	$618,109
J&J Snack Foods Corp.	5,013	453,025
John B Sanfilippo & Son, Inc.	9,600	677,760
Nomad Foods Ltd.	29,955	374,737
		3,789,607
GAS UTILITIES — 1.1%
New Jersey Resources Corp.	21,230	979,128
Spire, Inc.	13,608	1,125,381
		2,104,509
GROUND TRANSPORTATION — 1.2%
Heartland Express, Inc.	65,062	587,510
Marten Transport Ltd.	47,370	539,071
Schneider National, Inc. Class B	24,463	649,003
Werner Enterprises, Inc.	22,588	677,866
		2,453,450
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Artivion, Inc. (a)	8,103	369,578
AtriCure, Inc. (a)	6,529	258,287
Avanos Medical, Inc. (a)	23,409	262,883
CONMED Corp.	4,498	182,619
Dentsply Sirona, Inc.	27,675	316,325
Electromed, Inc. (a)(b)	8,536	248,568
Enovis Corp. (a)	6,926	184,509
Envista Holdings Corp. (a)	18,949	411,383
Haemonetics Corp. (a)	3,811	305,452
ICU Medical, Inc. (a)(b)	2,796	398,905
Integer Holdings Corp. (a)	3,316	260,074
Integra LifeSciences Holdings Corp. (a)	14,086	174,948
iRadimed Corp.	6,554	637,573
LeMaitre Vascular, Inc.	5,061	410,447
LivaNova PLC (a)	8,773	539,803
Neogen Corp. (a)	21,484	150,173
Orthofix Medical, Inc. (a)(b)	14,896	225,823
OrthoPediatrics Corp. (a)(b)	10,879	193,211
Varex Imaging Corp. (a)	20,783	242,122
		5,772,683
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Acadia Healthcare Co., Inc. (a)(b)	6,931	98,351
Addus HomeCare Corp. (a)	4,399	472,408
National HealthCare Corp.	6,898	945,647
National Research Corp. (b)	23,570	442,409
RadNet, Inc. (a)(b)	3,800	271,130
Select Medical Holdings Corp.	13,280	197,208
U.S. Physical Therapy, Inc. (b)	3,223	251,684
		2,678,837
HEALTH CARE REITs — 2.3%
CareTrust REIT, Inc. (b)	22,157	801,197
Community Healthcare Trust, Inc. REIT	42,954	705,305
Global Medical REIT, Inc. (b)	11,310	381,599
LTC Properties, Inc. REIT	20,011	687,978

See accompanying notes to financial statements.
123

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
National Health Investors, Inc. REIT	7,269	$555,134
Sila Realty Trust, Inc. REIT	31,177	726,736
Universal Health Realty Income Trust REIT (b)	16,444	644,769
		4,502,718
HEALTH CARE TECHNOLOGY — 0.4%
HealthStream, Inc.	22,974	530,010
TruBridge, Inc. (a)(b)	9,020	199,072
		729,082
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc. (b)	37,995	450,241
HOTELS, RESTAURANTS & LEISURE — 0.9%
Arcos Dorados Holdings, Inc. Class A	36,687	269,283
First Watch Restaurant Group, Inc. (a)(b)	17,806	268,514
Nathan's Famous, Inc. (b)	4,580	428,551
Papa John's International, Inc. (b)	6,433	247,606
Travel & Leisure Co.	4,992	352,086
Wendy's Co. (b)	40,104	334,066
		1,900,106
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	552	326,089
Ethan Allen Interiors, Inc.	12,758	291,393
Helen of Troy Ltd. (a)(b)	4,748	100,895
La-Z-Boy, Inc.	8,219	306,322
Leggett & Platt, Inc.	35,884	394,724
Tri Pointe Homes, Inc. (a)	7,435	233,979
		1,653,402
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)(b)	13,387	430,392
Spectrum Brands Holdings, Inc. (b)	3,966	234,312
WD-40 Co.	1,948	383,561
		1,048,265
INDUSTRIAL REITs — 0.4%
LXP Industrial Trust REIT	15,332	760,161
INSURANCE — 3.0%
AMERISAFE, Inc.	17,755	681,969
CNO Financial Group, Inc.	13,708	582,179
Employers Holdings, Inc.	13,425	579,557
Greenlight Capital Re Ltd. Class A (a)(b)	42,086	613,614
Horace Mann Educators Corp.	25,426	1,174,173
Safety Insurance Group, Inc.	16,062	1,251,390
White Mountains Insurance Group Ltd.	495	1,028,625
		5,911,507
INTERACTIVE MEDIA & SERVICES — 0.4%
Angi, Inc. (a)(b)	2,989	38,648
IAC, Inc. (a)	5,996	234,443
Security Description	Shares	Value
Ziff Davis, Inc. (a)(b)	7,151	$251,358
ZipRecruiter, Inc. Class A (a)(b)	54,056	210,818
		735,267
IT SERVICES — 0.3%
ASGN, Inc. (a)	4,664	224,665
Hackett Group, Inc.	15,416	302,616
		527,281
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Escalade, Inc. (b)	16,165	218,066
Johnson Outdoors, Inc. Class A	14,039	595,956
Sturm Ruger & Co., Inc. (b)	12,514	408,582
		1,222,604
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	2,134	167,519
MACHINERY — 3.8%
Alamo Group, Inc.	2,806	471,043
Albany International Corp. Class A	4,538	230,077
Douglas Dynamics, Inc.	16,629	542,937
Enerpac Tool Group Corp.	8,211	313,989
ESCO Technologies, Inc.	2,787	544,552
Federal Signal Corp.	6,412	696,279
Franklin Electric Co., Inc.	7,879	752,681
Gates Industrial Corp. PLC (a)	21,889	469,957
Gorman-Rupp Co.	16,166	771,926
Kadant, Inc. (b)	1,161	330,908
Lindsay Corp.	4,609	543,263
Miller Industries, Inc.	8,969	335,171
Mueller Water Products, Inc. Class A	16,563	394,531
Standex International Corp. (b)	2,529	549,501
Tennant Co.	7,474	550,834
		7,497,649
MEDIA — 0.7%
Cable One, Inc. (b)	1,257	141,852
John Wiley & Sons, Inc. Class A	8,495	260,202
Scholastic Corp. (b)	13,106	388,331
TEGNA, Inc.	31,208	605,747
		1,396,132
METALS & MINING — 0.5%
Materion Corp.	3,500	435,120
SunCoke Energy, Inc.	25,284	182,045
Warrior Met Coal, Inc.	4,678	412,459
		1,029,624
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	28,573	350,305
Franklin BSP Realty Trust, Inc. REIT (b)	39,270	393,878
KKR Real Estate Finance Trust, Inc. REIT (b)	45,647	375,218
		1,119,401

See accompanying notes to financial statements.
124

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.3%
Black Hills Corp.	17,895	$1,242,271
Northwestern Energy Group, Inc.	21,861	1,410,909
		2,653,180
OFFICE REITs — 1.5%
Cousins Properties, Inc. REIT	17,719	456,796
Easterly Government Properties, Inc. REIT	33,419	708,149
Highwoods Properties, Inc. REIT	17,271	445,937
JBG SMITH Properties REIT (b)	38,156	649,034
Postal Realty Trust, Inc. Class A REIT (b)	42,952	693,245
		2,953,161
OIL, GAS & CONSUMABLE FUELS — 1.3%
California Resources Corp.	4,932	220,510
Crescent Energy Co. Class A (b)	21,821	183,078
Delek U.S. Holdings, Inc.	13,195	391,364
Gulfport Energy Corp. (a)	2,147	446,554
Permian Basin Royalty Trust (b)	17,965	305,046
Sabine Royalty Trust (b)	7,140	489,590
Sable Offshore Corp. (a)	16,762	151,193
SFL Corp. Ltd. (b)	51,015	398,427
		2,585,762
PERSONAL CARE PRODUCTS — 0.3%
Nature's Sunshine Products, Inc. (a)	18,146	391,590
USANA Health Sciences, Inc. (a)	9,633	189,096
		580,686
PHARMACEUTICALS — 2.4%
Amphastar Pharmaceuticals, Inc. (a)	9,500	254,410
ANI Pharmaceuticals, Inc. (a)	5,267	415,777
Collegium Pharmaceutical, Inc. (a)	9,087	420,728
Harmony Biosciences Holdings, Inc. (a)	6,531	244,390
Innoviva, Inc. (a)	29,115	582,009
Oculis Holding AG (a)	12,519	250,005
Organon & Co.	15,451	110,784
Pacira BioSciences, Inc. (a)	10,452	270,498
Perrigo Co. PLC (b)	14,048	195,548
Phibro Animal Health Corp. Class A	14,373	536,975
Prestige Consumer Healthcare, Inc. (a)	8,373	516,530
Supernus Pharmaceuticals, Inc. (a)	11,680	580,496
Theravance Biopharma, Inc. (a)	26,647	498,565
		4,876,715
PROFESSIONAL SERVICES — 3.3%
Alight, Inc. Class A	83,492	162,809
Asure Software, Inc. (a)	28,215	265,785
Barrett Business Services, Inc.	10,994	398,093
CBIZ, Inc. (a)(b)	9,945	501,725
CRA International, Inc.	2,104	422,262
Security Description	Shares	Value
CSG Systems International, Inc.	9,824	$753,403
Exponent, Inc.	6,780	470,939
Huron Consulting Group, Inc. (a)	2,772	479,307
IBEX Holdings Ltd. (a)	11,773	449,493
ICF International, Inc.	6,372	543,532
Kforce, Inc.	10,910	337,337
ManpowerGroup, Inc.	5,579	165,864
Maximus, Inc.	13,185	1,138,129
Resources Connection, Inc. (b)	50,832	256,193
TriNet Group, Inc.	4,731	279,744
		6,624,615
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
FRP Holdings, Inc. (a)	19,551	445,568
Tejon Ranch Co. (a)(b)	39,438	621,937
		1,067,505
RESIDENTIAL REITs — 0.7%
Centerspace REIT	9,289	619,762
Elme Communities REIT	39,587	688,814
		1,308,576
RETAIL REITs — 1.9%
Getty Realty Corp. REIT	30,067	822,934
NETSTREIT Corp. (b)	57,830	1,020,121
Phillips Edison & Co., Inc. REIT	39,676	1,411,275
Saul Centers, Inc. REIT	16,241	512,079
		3,766,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Diodes, Inc. (a)	6,277	309,707
NVE Corp. (b)	5,291	313,915
Power Integrations, Inc.	6,372	226,461
Tower Semiconductor Ltd. (a)	9,921	1,164,924
Veeco Instruments, Inc. (a)	14,492	414,181
		2,429,188
SOFTWARE — 2.7%
A10 Networks, Inc.	14,683	259,742
Blackbaud, Inc. (a)	6,214	393,471
BlackLine, Inc. (a)	6,760	373,760
Box, Inc. Class A (a)(b)	11,229	335,859
Daily Journal Corp. (a)(b)	807	393,267
Helport AI Ltd. (a)(b)	58,435	245,427
nCino, Inc. (a)	11,409	292,527
ON24, Inc. (a)(b)	54,820	436,367
Ooma, Inc. (a)	19,855	232,899
Progress Software Corp. (a)	10,976	471,529
Qualys, Inc. (a)	2,302	305,936
Radware Ltd. (a)	16,555	398,810
Sapiens International Corp. NV	11,899	517,607
SPS Commerce, Inc. (a)	2,783	248,049
Tenable Holdings, Inc. (a)	8,677	204,170
Workiva, Inc. (a)	3,344	288,420
		5,397,840

See accompanying notes to financial statements.
125

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.1%
Farmland Partners, Inc. REIT (b)	56,353	$546,061
Four Corners Property Trust, Inc. REIT (b)	22,949	529,204
PotlatchDeltic Corp. REIT	12,332	490,567
Rayonier, Inc. REIT	26,127	565,649
		2,131,481
SPECIALTY RETAIL — 1.2%
Academy Sports & Outdoors, Inc. (b)	5,164	257,993
Buckle, Inc.	6,457	344,933
Five Below, Inc. (a)	3,228	608,026
Monro, Inc.	19,445	389,678
Valvoline, Inc. (a)	11,086	322,159
Winmark Corp.	1,420	575,015
		2,497,804
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	9,605	311,490
Oxford Industries, Inc. (b)	3,888	132,970
Steven Madden Ltd. (b)	13,465	560,682
		1,005,142
TOBACCO — 0.3%
Universal Corp. (b)	10,236	539,949
TRADING COMPANIES & DISTRIBUTORS — 1.1%
McGrath RentCorp	7,335	769,661
MSC Industrial Direct Co., Inc. Class A	8,416	707,786
Rush Enterprises, Inc. Class A	7,918	427,097
Transcat, Inc. (a)	4,881	276,899
		2,181,443
WATER UTILITIES — 1.2%
American States Water Co.	15,161	1,098,869
Artesian Resources Corp. Class A	14,765	466,722
H2O America	18,090	886,229
		2,451,820
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Spok Holdings, Inc.	29,059	$383,288
TOTAL COMMON STOCKS (Cost $189,413,526)		198,912,303
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	218,879	218,879
State Street Navigator Securities Lending Portfolio II (e)(f)	15,149,070	15,149,070
TOTAL SHORT-TERM INVESTMENTS (Cost $15,367,949)		15,367,949
TOTAL INVESTMENTS — 107.5% (Cost $204,781,475)		214,280,252
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(15,010,900)
NET ASSETS — 100.0%		$199,269,352
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$198,912,303	$—	$—	$198,912,303
Short-Term Investments	15,367,949	—	—	15,367,949
TOTAL INVESTMENTS	$214,280,252	$—	$—	$214,280,252
See accompanying notes to financial statements.
126

SPDR SERIES TRUST
STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued) December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	307,620	$307,620	$9,029,194	$9,117,935	$—	$—	218,879	$218,879	$5,219
State Street Navigator Securities Lending Portfolio II	4,691,488	4,691,488	59,031,581	48,573,999	—	—	15,149,070	15,149,070	42,767
Total		$4,999,108	$68,060,775	$57,691,934	$—	$—		$15,367,949	$47,986
See accompanying notes to financial statements.
127

[This Page Intentionally Left Blank]
128

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	State Street SPDR MSCI USA Climate Paris Aligned ETF	State Street SPDR Russell 1000 Low Volatility Focus ETF	State Street SPDR Russell 1000 Momentum Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,870,460	$553,992,235	$49,030,836
Investments in affiliated issuers, at value	2,917	7,673,700	403,658
Total Investments	2,873,377	561,665,935	49,434,494
Net cash at broker	—	67,448	6,895
Cash	—	35,929	3,955
Receivable from broker — accumulated variation margin on futures contracts	—	1,485	—
Receivable for investments sold	—	28,380	2,715
Dividends receivable — unaffiliated issuers	1,533	787,802	69,142
Dividends receivable — affiliated issuers	11	2,831	531
Securities lending income receivable — unaffiliated issuers	—	191	21
Securities lending income receivable — affiliated issuers	—	1,823	222
Other receivable	711	—	73
TOTAL ASSETS	2,875,632	562,591,824	49,518,048
LIABILITIES
Payable upon return of securities loaned	—	6,985,301	342,150
Payable for investments purchased	—	306,356	—
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	980
Advisory fee payable	245	98,353	14,800
Trustees’ fees and expenses payable	28	291	100
TOTAL LIABILITIES	273	7,390,301	358,030
NET ASSETS	$2,875,359	$555,201,523	$49,160,018
NET ASSETS CONSIST OF:
Paid-in capital	$4,524,154	$611,325,338	$157,088,238
Total distributable earnings (loss)	(1,648,795)	(56,123,815)	(107,928,220)
NET ASSETS	$2,875,359	$555,201,523	$49,160,018
NET ASSET VALUE PER SHARE
Net asset value per share	$35.94	$133.14	$129.37
Shares outstanding (unlimited amount authorized, $0.01 par value)	80,000	4,170,000	380,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,787,120	$492,268,019	$45,251,155
Investments in affiliated issuers	2,917	7,673,700	399,254
Total cost of investments	$2,790,037	$499,941,719	$45,650,409
* Includes investments in securities on loan, at value	$—	$8,768,264	$418,866
See accompanying notes to financial statements.
129

State Street SPDR Russell 1000 Yield Focus ETF	State Street SPDR S&P 400 Mid Cap Growth ETF	State Street SPDR S&P 400 Mid Cap Value ETF	State Street SPDR S&P 500 ESG ETF	State Street SPDR S&P 600 Small Cap Growth ETF

$803,911,286	$2,443,355,659	$2,442,925,011	$1,140,597,204	$3,586,307,849
8,344,196	56,129,038	113,150,714	1,598,467	224,748,868
812,255,482	2,499,484,697	2,556,075,725	1,142,195,671	3,811,056,717
178,924	—	—	25,655	—
105,057	—	858,077	—	207,279
—	—	—	2,800	—
93,582	7,590,360	767,455	—	—
2,043,141	1,133,862	3,324,481	608,580	2,648,253
5,765	4,586	11,472	6,184	10,719
—	16,454	10,930	—	28,510
1,214	22,899	21,789	—	47,733
3,743	—	—	978	—
814,686,908	2,508,252,858	2,561,069,929	1,142,839,868	3,813,999,211

7,344,046	54,557,518	111,129,472	—	222,903,226
—	7,863,482	2,591,654	—	—
718	—	—	—	1,856
20,419	—	—	—	—
142,793	314,660	314,248	98,348	467,614
162	2,034	1,589	1,711	1,555
7,508,138	62,737,694	114,036,963	100,059	223,374,251
$807,178,770	$2,445,515,164	$2,447,032,966	$1,142,739,809	$3,590,624,960

$917,842,347	$2,844,718,540	$3,146,972,566	$979,205,433	$3,698,742,862
(110,663,577)	(399,203,376)	(699,939,600)	163,534,376	(108,117,902)
$807,178,770	$2,445,515,164	$2,447,032,966	$1,142,739,809	$3,590,624,960

$113.53	$92.46	$84.67	$66.15	$94.24
7,110,000	26,450,000	28,900,000	17,275,000	38,100,028

$776,731,324	$2,130,209,767	$2,482,980,191	$931,435,667	$3,034,549,261
8,344,196	56,129,038	113,150,714	1,245,470	224,748,868
$785,075,520	$2,186,338,805	$2,596,130,905	$932,681,137	$3,259,298,129
$7,149,206	$162,189,630	$195,665,318	$—	$435,299,835
130

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued) December 31, 2025 (Unaudited)

	State Street SPDR S&P 600 Small Cap Value ETF	State Street SPDR S&P 1500 Momentum Tilt ETF	State Street SPDR S&P 1500 Value Tilt ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,074,382,570	$163,197,531	$566,292,809
Investments in affiliated issuers, at value	282,064,305	333,794	4,646,198
Total Investments	4,356,446,875	163,531,325	570,939,007
Foreign currency, at value	—	—	—
Cash	—	—	—
Receivable for investments sold	—	5,310	68,693
Dividends receivable — unaffiliated issuers	6,875,273	56,660	537,376
Dividends receivable — affiliated issuers	17,345	403	1,802
Securities lending income receivable — unaffiliated issuers	24,844	8	122
Securities lending income receivable — affiliated issuers	64,720	70	662
Receivable for foreign taxes recoverable	—	56	—
Other receivable	—	—	182
TOTAL ASSETS	4,363,429,057	163,593,832	571,547,844
LIABILITIES
Due to custodian	—	148	11,882
Payable upon return of securities loaned	277,644,114	167,212	3,605,099
Payable for investments purchased	733,159	7,465	147,536
Payable for fund shares repurchased	—	—	—
Advisory fee payable	531,087	16,421	57,422
Trustees’ fees and expenses payable	1,794	37	—
TOTAL LIABILITIES	278,910,154	191,283	3,821,939
NET ASSETS	$4,084,518,903	$163,402,549	$567,725,905
NET ASSETS CONSIST OF:
Paid-in capital	$5,434,534,315	$146,550,780	$481,724,335
Total distributable earnings (loss)	(1,350,015,412)	16,851,769	86,001,570
NET ASSETS	$4,084,518,903	$163,402,549	$567,725,905
NET ASSET VALUE PER SHARE
Net asset value per share	$91.07	$291.79	$210.27
Shares outstanding (unlimited amount authorized, $0.01 par value)	44,852,102	560,000	2,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,218,979,685	$123,076,048	$464,950,258
Investments in affiliated issuers	282,064,305	307,493	4,394,470
Total cost of investments	$4,501,043,990	$123,383,541	$469,344,728
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$460,042,435	$206,332	$3,994,242
See accompanying notes to financial statements.
131

State Street SPDR S&P Kensho Clean Power ETF	State Street SPDR S&P Kensho Final Frontiers ETF	State Street SPDR S&P Kensho Future Security ETF	State Street SPDR S&P Kensho Intelligent Structures ETF	State Street SPDR S&P Kensho New Economies Composite ETF

$186,389,637	$41,638,596	$92,893,709	$7,954,407	$2,354,012,399
12,225,725	738,642	9,148,534	676,550	287,679,648
198,615,362	42,377,238	102,042,243	8,630,957	2,641,692,047
—	—	—	—	15,934
—	—	—	—	40,278
—	—	—	—	5,845,622
264,149	4,598	21,407	4,209	1,476,473
2,406	73	226	51	20,179
4,228	64	184	120	108,920
3,797	317	14,341	246	277,349
—	—	—	—	86,786
—	—	—	—	—
198,889,942	42,382,290	102,078,401	8,635,583	2,649,563,588

4,903	—	—	—	—
11,148,204	716,925	9,082,685	664,265	242,299,317
1,011,241	—	—	—	2,041,079
—	677	—	—	24,476
77,605	14,119	36,009	3,243	426,527
155	—	45	15	57
12,242,108	731,721	9,118,739	667,523	244,791,456
$186,647,834	$41,650,569	$92,959,662	$7,968,060	$2,404,772,132

$390,084,529	$35,447,460	$94,400,291	$24,744,500	$3,367,707,682
(203,436,695)	6,203,109	(1,440,629)	(16,776,440)	(962,935,550)
$186,647,834	$41,650,569	$92,959,662	$7,968,060	$2,404,772,132

$89.52	$85.00	$85.28	$41.94	$59.68
2,085,000	490,000	1,090,000	190,000	40,295,000

$174,435,089	$32,202,032	$85,610,396	$7,657,013	$2,069,751,009
12,225,725	738,642	9,148,534	676,550	306,519,064
$186,660,814	$32,940,674	$94,758,930	$8,333,563	$2,376,270,073
$—	$—	$—	$—	$16,031
$16,294,096	$1,359,311	$9,351,670	$770,364	$283,105,002
132

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued) December 31, 2025 (Unaudited)

	State Street SPDR S&P Kensho Smart Mobility ETF	State Street SPDR S&P SmallCap 600 ESG ETF	State Street SPDR US Large Cap Low Volatility Index ETF	State Street SPDR US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value	$19,899,073	$7,061,382	$1,109,210,200	$198,912,303
Investments in affiliated issuers, at value	1,844,710	8,238	19,112,439	15,367,949
Total Investments	21,743,783	7,069,620	1,128,322,639	214,280,252
Receivable for investments sold	293,313	—	—	30,631
Receivable for fund shares sold	—	—	983	—
Dividends receivable — unaffiliated issuers	6,816	9,251	1,557,457	318,279
Dividends receivable — affiliated issuers	128	52	4,829	720
Securities lending income receivable — unaffiliated issuers	5,825	—	293	1,409
Securities lending income receivable — affiliated issuers	4,555	—	2,027	5,252
Receivable for foreign taxes recoverable	807	—	—	—
TOTAL ASSETS	22,055,227	7,078,923	1,129,888,228	214,636,543
LIABILITIES
Due to custodian	228,211	—	—	—
Payable upon return of securities loaned	1,844,710	—	18,241,637	15,149,070
Payable for investments purchased	—	3,179	—	197,264
Advisory fee payable	7,943	734	114,248	20,789
Trustees’ fees and expenses payable	44	—	—	68
TOTAL LIABILITIES	2,080,908	3,913	18,355,885	15,367,191
NET ASSETS	$19,974,319	$7,075,010	$1,111,532,343	$199,269,352
NET ASSETS CONSIST OF:
Paid-in capital	$130,687,114	$7,401,298	$1,120,534,971	$249,280,076
Total distributable earnings (loss)	(110,712,795)	(326,288)	(9,002,628)	(50,010,724)
NET ASSETS	$19,974,319	$7,075,010	$1,111,532,343	$199,269,352
NET ASSET VALUE PER SHARE
Net asset value per share	$33.29	$31.44	$175.60	$131.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	225,000	6,330,000	1,520,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$24,809,909	$6,506,224	$1,036,777,578	$189,413,526
Investments in affiliated issuers	1,844,710	8,238	19,112,439	15,367,949
Total cost of investments	$26,654,619	$6,514,462	$1,055,890,017	$204,781,475
* Includes investments in securities on loan, at value	$2,732,820	$—	$21,530,136	$27,405,098
See accompanying notes to financial statements.
133

[This Page Intentionally Left Blank]
134

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street SPDR MSCI USA Climate Paris Aligned ETF	State Street SPDR Russell 1000 Low Volatility Focus ETF	State Street SPDR Russell 1000 Momentum Focus ETF	State Street SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$1,387	$240	$3,345
Dividend income — unaffiliated issuers	15,228	6,054,159	703,302	15,225,990
Dividend income — affiliated issuers	93	15,831	3,926	39,655
Unaffiliated securities lending income	—	2,498	264	1,101
Affiliated securities lending income	—	9,694	1,174	12,150
Foreign taxes withheld	—	(9,647)	(2,107)	(20,411)
TOTAL INVESTMENT INCOME (LOSS)	15,321	6,073,922	706,799	15,261,830
EXPENSES
Advisory fee	1,507	588,296	94,547	861,489
Trustees’ fees and expenses	2	2,234	315	3,173
TOTAL EXPENSES	1,509	590,530	94,862	864,662
NET INVESTMENT INCOME (LOSS)	$13,812	$5,483,392	$611,937	$14,397,168
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,174)	192,222	(1,359,301)	(1,142,373)
Investments — affiliated issuers	—	—	6,121	—
In-kind redemptions — unaffiliated issuers	306,959	10,415,686	17,569,245	26,320,403
In-kind redemptions — affiliated issuers	—	—	4,532	—
Futures contracts	—	108,009	20,676	298,427
Net realized gain (loss)	272,785	10,715,917	16,241,273	25,476,457
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(39,043)	7,870,258	(10,965,698)	16,684,309
Investments — affiliated issuers	—	—	(4,696)	—
Futures contracts	—	(24,381)	(6,157)	(89,407)
Net change in unrealized appreciation/depreciation	(39,043)	7,845,877	(10,976,551)	16,594,902
NET REALIZED AND UNREALIZED GAIN (LOSS)	233,742	18,561,794	5,264,722	42,071,359
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$247,554	$24,045,186	$5,876,659	$56,468,527
See accompanying notes to financial statements.
135

State Street SPDR S&P 400 Mid Cap Growth ETF	State Street SPDR S&P 400 Mid Cap Value ETF	State Street SPDR S&P 500 ESG ETF	State Street SPDR S&P 600 Small Cap Growth ETF	State Street SPDR S&P 600 Small Cap Value ETF

$—	$—	$1,462	$—	$—
10,852,974	25,910,737	6,658,162	19,923,152	45,878,884
29,637	45,278	47,167	56,156	96,385
109,061	100,550	—	200,863	645,318
124,848	116,315	—	296,997	563,273
(25,565)	—	—	(23,699)	(20,054)
11,090,955	26,172,880	6,706,791	20,453,469	47,163,806

1,811,369	1,830,678	577,969	2,680,499	3,018,008
10,299	9,853	6,084	13,706	15,325
1,821,668	1,840,531	584,053	2,694,205	3,033,333
$9,269,287	$24,332,349	$6,122,738	$17,759,264	$44,130,473

(3,434,280)	72,406,480	4,925,623	42,441,081	422,944,252
—	—	—	—	—
20,839,916	21,693,119	44,370,975	46,287,075	26,236,342
—	—	43,802	—	—
—	—	171,236	—	—
17,405,636	94,099,599	49,511,636	88,728,156	449,180,594

131,582,344	58,262,317	90,513,660	116,131,016	67,463,423
—	—	147,466	—	—
—	—	(20,373)	—	—
131,582,344	58,262,317	90,640,753	116,131,016	67,463,423
148,987,980	152,361,916	140,152,389	204,859,172	516,644,017
$158,257,267	$176,694,265	$146,275,127	$222,618,436	$560,774,490
136

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued) For the Six Months Ended December 31, 2025 (Unaudited)

	State Street SPDR S&P 1500 Momentum Tilt ETF	State Street SPDR S&P 1500 Value Tilt ETF	State Street SPDR S&P Kensho Clean Power ETF	State Street SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$750,876	$5,408,971	$1,296,736	$141,847
Dividend income — affiliated issuers	3,474	19,581	5,757	308
Unaffiliated securities lending income	100	1,231	71,099	486
Affiliated securities lending income	303	3,999	100,197	790
Foreign taxes withheld	(115)	(1,038)	(11,820)	(418)
TOTAL INVESTMENT INCOME (LOSS)	754,638	5,432,744	1,461,969	143,013
EXPENSES
Advisory fee	91,227	321,279	390,101	66,835
Trustees’ fees and expenses	571	1,775	508	85
TOTAL EXPENSES	91,798	323,054	390,609	66,920
NET INVESTMENT INCOME (LOSS)	$662,840	$5,109,690	$1,071,360	$76,093
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,660,290)	(1,226,076)	(16,094,574)	169,046
Investments — affiliated issuers	(29)	—	—	—
In-kind redemptions — unaffiliated issuers	12,616,524	4,268,105	31,653,669	4,591,746
In-kind redemptions — affiliated issuers	8,646	4,926	—	—
Foreign currency transactions	—	—	(123)	—
Net realized gain (loss)	9,964,851	3,046,955	15,558,972	4,760,792
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,221,729	44,392,018	46,551,027	3,448,097
Investments — affiliated issuers	9,313	116,085	—	—
Foreign currency translations	—	—	202	—
Net change in unrealized appreciation/depreciation	3,231,042	44,508,103	46,551,229	3,448,097
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,195,893	47,555,058	62,110,201	8,208,889
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,858,733	$52,664,748	$63,181,561	$8,284,982
See accompanying notes to financial statements.
137

State Street SPDR S&P Kensho Future Security ETF	State Street SPDR S&P Kensho Intelligent Structures ETF	State Street SPDR S&P Kensho New Economies Composite ETF	State Street SPDR S&P Kensho Smart Mobility ETF	State Street SPDR S&P SmallCap 600 ESG ETF

$192,861	$38,605	$9,670,074	$81,798	$60,043
1,204	258	61,556	789	186
19,724	499	1,034,084	22,949	—
102,539	1,488	2,210,628	24,753	—
(716)	(1,096)	(254,231)	(4,968)	(59)
315,612	39,754	12,722,111	125,321	60,170

198,912	20,608	2,478,761	49,642	4,298
332	31	8,341	75	29
199,244	20,639	2,487,102	49,717	4,327
$116,368	$19,115	$10,235,009	$75,604	$55,843

(819,161)	(155,993)	(70,204,834)	(1,747,437)	75,891
—	—	(324,853)	—	—
10,579,143	1,586,378	322,545,367	513,040	135,193
—	—	—	—	—
—	(29)	(2,160)	—	—
9,759,982	1,430,356	252,013,520	(1,234,397)	211,084

92,486	309,027	7,685,824	3,535,947	255,783
—	—	4,749,317	—	—
—	13	1,066	—	—
92,486	309,040	12,436,207	3,535,947	255,783
9,852,468	1,739,396	264,449,727	2,301,550	466,867
$9,968,836	$1,758,511	$274,684,736	$2,377,154	$522,710
138

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued) For the Six Months Ended December 31, 2025 (Unaudited)

	State Street SPDR US Large Cap Low Volatility Index ETF	State Street SPDR US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$11,287,429	$2,843,514
Dividend income — affiliated issuers	35,467	5,219
Unaffiliated securities lending income	3,317	9,566
Affiliated securities lending income	8,036	42,767
Foreign taxes withheld	(3,267)	(2,206)
TOTAL INVESTMENT INCOME (LOSS)	11,330,982	2,898,860
EXPENSES
Advisory fee	661,339	121,381
Trustees’ fees and expenses	3,935	785
TOTAL EXPENSES	665,274	122,166
NET INVESTMENT INCOME (LOSS)	$10,665,708	$2,776,694
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,763,601	814,588
In-kind redemptions — unaffiliated issuers	17,055,105	3,217,029
Net realized gain (loss)	18,818,706	4,031,617
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(11,510,419)	5,592,871
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,308,287	9,624,488
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,973,995	$12,401,182
See accompanying notes to financial statements.
139

[This Page Intentionally Left Blank]
140

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR MSCI USA Climate Paris Aligned ETF		State Street SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,812	$21,335	$5,483,392	$11,340,395
Net realized gain (loss)	272,785	70,098	10,715,917	54,846,367
Net change in unrealized appreciation/depreciation	(39,043)	61,620	7,845,877	4,545,186
Net increase (decrease) in net assets resulting from operations	247,554	153,053	24,045,186	70,731,948
Net equalization credits and charges	2,533	(1,410)	233,943	(75,041)
Distributions to shareholders	(17,413)	(143,658)	(5,798,081)	(11,789,931)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,453,297	1,219,823	—	156,466,309
Cost of shares redeemed	(1,432,422)	(1,043,848)	(50,554,475)	(259,430,888)
Net income equalization	(2,533)	1,410	(233,943)	75,041
Net increase (decrease) in net assets from beneficial interest transactions	18,342	177,385	(50,788,418)	(102,889,538)
Net increase (decrease) in net assets during the period	251,016	185,370	(32,307,370)	(44,022,562)
Net assets at beginning of period	2,624,343	2,438,973	587,508,893	631,531,455
NET ASSETS AT END OF PERIOD	$2,875,359	$2,624,343	$555,201,523	$587,508,893
SHARES OF BENEFICIAL INTEREST:
Shares sold	40,000	40,000	—	1,230,000
Shares redeemed	(40,000)	(40,000)	(380,000)	(2,020,000)
Net increase (decrease) from share transactions	—	—	(380,000)	(790,000)
See accompanying notes to financial statements.
141

State Street SPDR Russell 1000 Momentum Focus ETF		State Street SPDR Russell 1000 Yield Focus ETF		State Street SPDR S&P 400 Mid Cap Growth ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$611,937	$1,355,491	$14,397,168	$27,022,599	$9,269,287	$21,082,627
16,241,273	21,168,766	25,476,457	45,314,740	17,405,636	7,355,211
(10,976,551)	(7,525,936)	16,594,902	(12,494,616)	131,582,344	9,053,592
5,876,659	14,998,321	56,468,527	59,842,723	158,257,267	37,491,430
185,180	164,734	51,509	(109,472)	(104,975)	781,981
(643,442)	(1,404,592)	(14,331,602)	(26,273,241)	(9,383,984)	(22,550,206)

12,972,310	2,223,897	84,283,726	389,996,480	116,710,080	546,005,946
(61,613,931)	(69,000,951)	(159,833,628)	(368,277,746)	(82,370,390)	(750,501,964)
(185,180)	(164,734)	(51,509)	109,472	104,975	(781,981)
(48,826,801)	(66,941,788)	(75,601,411)	21,828,206	34,444,665	(205,277,999)
(43,408,404)	(53,183,325)	(33,412,977)	55,288,216	183,212,973	(189,554,794)
92,568,422	145,751,747	840,591,747	785,303,531	2,262,302,191	2,451,856,985
$49,160,018	$92,568,422	$807,178,770	$840,591,747	$2,445,515,164	$2,262,302,191

100,000	20,000	750,000	3,630,000	1,300,000	6,300,000
(470,000)	(590,000)	(1,410,000)	(3,420,000)	(900,000)	(9,400,000)
(370,000)	(570,000)	(660,000)	210,000	400,000	(3,100,000)
142

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P 400 Mid Cap Value ETF		State Street SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,332,349	$52,214,307	$6,122,738	$18,880,958
Net realized gain (loss)	94,099,599	321,486,664	49,511,636	225,268,721
Net change in unrealized appreciation/depreciation	58,262,317	(126,389,611)	90,640,753	(128,571,592)
Net increase (decrease) in net assets resulting from operations	176,694,265	247,311,360	146,275,127	115,578,087
Net equalization credits and charges	2,613	(2,338,652)	(113,366)	(147,361)
Distributions to shareholders	(22,892,057)	(49,303,555)	(6,113,531)	(18,691,744)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	79,193,292	2,160,097,282	12,345,248	668,390,130
Cost of shares redeemed	(164,609,880)	(2,398,391,719)	(145,450,329)	(914,044,235)
Net income equalization	(2,613)	2,338,652	113,366	147,361
Net increase (decrease) in net assets from beneficial interest transactions	(85,419,201)	(235,955,785)	(132,991,715)	(245,506,744)
Net increase (decrease) in net assets during the period	68,385,620	(40,286,632)	7,056,515	(148,767,762)
Net assets at beginning of period	2,378,647,346	2,418,933,978	1,135,683,294	1,284,451,056
NET ASSETS AT END OF PERIOD	$2,447,032,966	$2,378,647,346	$1,142,739,809	$1,135,683,294
SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	26,700,000	200,000	12,075,000
Shares redeemed	(2,000,000)	(29,900,000)	(2,325,000)	(16,875,000)
Net increase (decrease) from share transactions	(1,050,000)	(3,200,000)	(2,125,000)	(4,800,000)
See accompanying notes to financial statements.
143

State Street SPDR S&P 600 Small Cap Growth ETF		State Street SPDR S&P 600 Small Cap Value ETF		State Street SPDR S&P 1500 Momentum Tilt ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$17,759,264	$38,191,291	$44,130,473	$73,420,348	$662,840	$1,298,190
88,728,156	140,148,068	449,180,594	195,364,395	9,964,851	7,415,608
116,131,016	(66,634,281)	67,463,423	(137,270,799)	3,231,042	3,778,427
222,618,436	111,705,078	560,774,490	131,513,944	13,858,733	12,492,225
29,717	400,813	599,740	(294,512)	6,798	35,051
(13,367,181)	(43,845,204)	(47,349,121)	(88,961,643)	(666,194)	(1,338,990)

123,585,821	510,153,487	78,383,462	1,610,610,147	34,357,547	66,558,368
(142,644,606)	(404,524,845)	(146,328,878)	(1,660,796,998)	(30,838,147)	(37,821,415)
(29,717)	(400,813)	(599,740)	294,512	(6,798)	(35,051)
(19,088,502)	105,227,829	(68,545,156)	(49,892,339)	3,512,602	28,701,902
190,192,470	173,488,516	445,479,953	(7,634,550)	16,711,939	39,890,188
3,400,432,490	3,226,943,974	3,639,038,950	3,646,673,500	146,690,610	106,800,422
$3,590,624,960	$3,400,432,490	$4,084,518,903	$3,639,038,950	$163,402,549	$146,690,610

1,300,000	5,650,000	900,000	18,450,000	120,000	260,000
(1,550,000)	(4,900,000)	(1,650,000)	(19,350,000)	(110,000)	(150,000)
(250,000)	750,000	(750,000)	(900,000)	10,000	110,000
144

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P 1500 Value Tilt ETF		State Street SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,109,690	$8,489,927	$1,071,360	$1,311,121
Net realized gain (loss)	3,046,955	16,361,105	15,558,972	(60,181,429)
Net change in unrealized appreciation/depreciation	44,508,103	27,933,931	46,551,229	56,437,538
Net increase (decrease) in net assets resulting from operations	52,664,748	52,784,963	63,181,561	(2,432,770)
Net equalization credits and charges	52,433	119,808	(5,053)	(37,710)
Distributions to shareholders	(5,146,107)	(8,591,316)	(2,093,731)	(1,592,496)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	52,140,246	144,579,103	57,004,405	9,747,707
Cost of shares redeemed	(12,209,085)	(61,410,614)	(53,586,825)	(62,526,274)
Net income equalization	(52,433)	(119,808)	5,053	37,710
Net increase (decrease) in net assets from beneficial interest transactions	39,878,728	83,048,681	3,422,633	(52,740,857)
Net increase (decrease) in net assets during the period	87,449,802	127,362,136	64,505,410	(56,803,833)
Net assets at beginning of period	480,276,103	352,913,967	122,142,424	178,946,257
NET ASSETS AT END OF PERIOD	$567,725,905	$480,276,103	$186,647,834	$122,142,424
SHARES OF BENEFICIAL INTEREST:
Shares sold	260,000	780,000	620,000	170,000
Shares redeemed	(60,000)	(330,000)	(590,000)	(1,080,000)
Net increase (decrease) from share transactions	200,000	450,000	30,000	(910,000)
See accompanying notes to financial statements.
145

State Street SPDR S&P Kensho Final Frontiers ETF		State Street SPDR S&P Kensho Future Security ETF		State Street SPDR S&P Kensho Intelligent Structures ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$76,093	$102,086	$116,368	$153,505	$19,115	$64,617
4,760,792	3,177,568	9,759,982	13,720,121	1,430,356	(4,654,837)
3,448,097	3,606,396	92,486	3,830,684	309,040	5,383,643
8,284,982	6,886,050	9,968,836	17,704,310	1,758,511	793,423
(7,098)	614	1,117	(2,515)	6,824	2,215
(75,844)	(121,960)	(111,395)	(144,112)	(27,498)	(74,522)

16,837,447	5,939,804	29,823,593	45,345,413	1,243,946	—
(5,934,988)	(5,355,354)	(20,419,585)	(46,917,770)	(3,507,271)	(5,530,877)
7,098	(614)	(1,117)	2,515	(6,824)	(2,215)
10,909,557	583,836	9,402,891	(1,569,842)	(2,270,149)	(5,533,092)
19,111,597	7,348,540	19,261,449	15,987,841	(532,312)	(4,811,976)
22,538,972	15,190,432	73,698,213	57,710,372	8,500,372	13,312,348
$41,650,569	$22,538,972	$92,959,662	$73,698,213	$7,968,060	$8,500,372

210,000	110,000	360,000	670,000	30,000	—
(70,000)	(100,000)	(240,000)	(720,000)	(80,000)	(160,000)
140,000	10,000	120,000	(50,000)	(50,000)	(160,000)
146

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P Kensho New Economies Composite ETF		State Street SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,235,009	$19,251,264	$75,604	$640,887
Net realized gain (loss)	252,013,520	222,183,315	(1,234,397)	(10,963,071)
Net change in unrealized appreciation/depreciation	12,436,207	145,579,123	3,535,947	12,776,438
Net increase (decrease) in net assets resulting from operations	274,684,736	387,013,702	2,377,154	2,454,254
Net equalization credits and charges	322,131	(521,093)	67,590	460,025
Distributions to shareholders	(34,570,024)	(21,708,860)	(296,686)	(715,913)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	620,120,206	936,588,728	—	15,552,236
Cost of shares redeemed	(747,612,649)	(893,487,287)	(3,364,186)	(40,248,032)
Net income equalization	(322,131)	521,093	(67,590)	(460,025)
Net increase (decrease) in net assets from beneficial interest transactions	(127,814,574)	43,622,534	(3,431,776)	(25,155,821)
Net increase (decrease) in net assets during the period	112,622,269	408,406,283	(1,283,718)	(22,957,455)
Net assets at beginning of period	2,292,149,863	1,883,743,580	21,258,037	44,215,492
NET ASSETS AT END OF PERIOD	$2,404,772,132	$2,292,149,863	$19,974,319	$21,258,037
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,360,000	18,570,000	—	500,000
Shares redeemed	(12,180,000)	(17,350,000)	(100,000)	(1,390,000)
Net increase (decrease) from share transactions	(1,820,000)	1,220,000	(100,000)	(890,000)
See accompanying notes to financial statements.
147

State Street SPDR S&P SmallCap 600 ESG ETF		State Street SPDR US Large Cap Low Volatility Index ETF		State Street SPDR US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$55,843	$105,556	$10,665,708	$17,325,470	$2,776,694	$5,529,560
211,084	30,169	18,818,706	73,691,597	4,031,617	11,367,878
255,783	219,693	(11,510,419)	38,298,639	5,592,871	11,298,272
522,710	355,418	17,973,995	129,315,706	12,401,182	28,195,710
3,783	(3,554)	(29,826)	(1,727,248)	160,087	(84,320)
(62,337)	(128,186)	(11,270,890)	(17,718,170)	(2,957,885)	(5,752,092)

—	5,644,914	94,588,777	699,583,946	6,592,602	99,628,014
(738,084)	(3,592,564)	(82,234,149)	(414,084,084)	(16,915,975)	(93,649,633)
(3,783)	3,554	29,826	1,727,248	(160,087)	84,320
(741,867)	2,055,904	12,384,454	287,227,110	(10,483,460)	6,062,701
(277,711)	2,279,582	19,057,733	397,097,398	(880,076)	28,421,999
7,352,721	5,073,139	1,092,474,610	695,377,212	200,149,428	171,727,429
$7,075,010	$7,352,721	$1,111,532,343	$1,092,474,610	$199,269,352	$200,149,428

—	200,000	540,000	4,140,000	50,000	800,000
(25,000)	(125,000)	(470,000)	(2,430,000)	(130,000)	(760,000)
(25,000)	75,000	70,000	1,710,000	(80,000)	40,000
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI USA Climate Paris Aligned ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$32.80	$30.49	$25.14	$21.20	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.26	0.28	0.29	0.07
Net realized and unrealized gain (loss) (b)	3.12	3.87	5.38	3.99	(3.83)
Total from investment operations	3.28	4.13	5.66	4.28	(3.76)
Net equalization credits and charges (a)	0.03	(0.02)	(0.01)	(0.03)	(0.00)(c)
Contribution from affiliate	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.17)	(1.80)	(0.30)	(0.31)	(0.04)
Net asset value, end of period	$35.94	$32.80	$30.49	$25.14	$21.20
Total return (d)	10.10%	13.56%	22.61%	20.25%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,875	$2,624	$2,439	$102,585	$131,437
Ratios to average net assets:
Total expenses	0.10%(e)	0.10%	0.10%	0.11%	0.10%(e)
Net investment income (loss)	0.92%(e)	0.82%	1.10%	1.31%	1.62%(e)
Portfolio turnover rate (f)	13%(g)	13%	9%	14%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$129.12	$118.26	$108.47	$98.00	$103.93	$73.50
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	2.28	2.04	1.84	1.60	1.49
Net realized and unrealized gain (loss) (b)	4.05	11.06	9.89	10.61	(5.82)	30.62
Total from investment operations	5.29	13.34	11.93	12.45	(4.22)	32.11
Net equalization credits and charges (a)	0.05	(0.02)	(0.03)	0.00(c)	(0.02)	(0.02)
Distributions to shareholders from:
Net investment income	(1.32)	(2.46)	(2.11)	(1.98)	(1.69)	(1.66)
Net asset value, end of period	$133.14	$129.12	$118.26	$108.47	$98.00	$103.93
Total return (d)	4.14%	11.30%	11.07%	12.87%	(4.20)%	44.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$555,202	$587,509	$631,531	$546,670	$540,953	$544,605
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.86%(e)	1.79%	1.80%	1.78%	1.49%	1.67%
Portfolio turnover rate (f)	1%(g)	25%	34%	30%	27%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$123.42	$110.42	$98.00	$85.87	$98.81	$68.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.83	1.55	1.28	1.63	1.45	1.06
Net realized and unrealized gain (loss) (b)	5.72	12.94	12.50	12.32	(13.03)	30.58
Total from investment operations	6.55	14.49	13.78	13.95	(11.58)	31.64
Net equalization credits and charges (a)	0.25	0.19	0.04	(0.04)	(0.00)(c)	(0.08)
Distributions to shareholders from:
Net investment income	(0.85)	(1.68)	(1.40)	(1.78)	(1.36)	(1.13)
Net asset value, end of period	$129.37	$123.42	$110.42	$98.00	$85.87	$98.81
Total return (d)	5.50%	13.36%	14.17%	16.40%	(11.87)%	46.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,160	$92,568	$145,752	$156,805	$267,926	$312,235
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.29%(e)	1.32%	1.25%	1.76%	1.46%	1.27%
Portfolio turnover rate (f)	25%(g)	42%	50%	37%	44%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$108.18	$103.88	$95.25	$89.12	$94.82	$58.69
Income (loss) from investment operations:
Net investment income (loss) (a)	1.90	3.56	3.41	3.05	2.76	2.09
Net realized and unrealized gain (loss) (b)	5.32	4.22	8.55	6.18	(5.91)	36.29
Total from investment operations	7.22	7.78	11.96	9.23	(3.15)	38.38
Net equalization credits and charges (a)	0.01	(0.01)	0.00(c)	(0.00)(c)	0.02	0.06
Distributions to shareholders from:
Net investment income	(1.88)	(3.47)	(3.33)	(3.10)	(2.57)	(2.31)
Net asset value, end of period	$113.53	$108.18	$103.88	$95.25	$89.12	$94.82
Total return (d)	6.68%	7.49%	12.72%	10.59%	(3.45)%	66.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$807,179	$840,592	$785,304	$759,173	$779,832	$655,207
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	3.34%(e)	3.26%	3.45%	3.26%	2.83%	2.69%
Portfolio turnover rate (f)	1%(g)	29%	35%	33%	40%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$86.84	$84.11	$71.68	$60.97	$77.52	$53.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.70	0.79	0.77	0.55	0.43
Net realized and unrealized gain (loss) (b)	5.62	2.75	12.52	10.79	(16.50)	23.79
Total from investment operations	5.97	3.45	13.31	11.56	(15.95)	24.22
Net equalization credits and charges (a)	(0.00)(c)	0.03	(0.03)	(0.01)	0.08	(0.01)
Distributions to shareholders from:
Net investment income	(0.35)	(0.75)	(0.85)	(0.84)	(0.68)	(0.46)
Net asset value, end of period	$92.46	$86.84	$84.11	$71.68	$60.97	$77.52
Total return (d)	6.87%	4.15%	18.65%	19.07%	(20.61)%	45.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,445,515	$2,262,302	$2,451,857	$1,849,233	$1,289,549	$1,682,086
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	0.77%(e)	0.81%	1.02%	1.15%	0.73%	0.65%
Portfolio turnover rate (f)	37%(g)	41%	51%	52%	43%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$79.42	$72.97	$68.76	$60.51	$67.55	$42.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.83	1.54	1.30	1.28	1.16	1.04
Net realized and unrealized gain (loss) (b)	5.21	6.48	4.22	8.21	(7.00)	24.71
Total from investment operations	6.04	8.02	5.52	9.49	(5.84)	25.75
Net equalization credits and charges (a)	0.00(c)	(0.07)	(0.04)	(0.02)	0.01	0.15
Distributions to shareholders from:
Net investment income	(0.79)	(1.50)	(1.27)	(1.22)	(1.21)	(1.01)
Net asset value, end of period	$84.67	$79.42	$72.97	$68.76	$60.51	$67.55
Total return (d)	7.61%	10.92%	8.02%	15.84%	(8.78)%	61.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,447,033	$2,378,647	$2,418,934	$2,224,494	$1,431,126	$1,526,568
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.99%(e)	1.95%	1.86%	1.94%	1.71%	1.82%
Portfolio turnover rate (f)	34%(g)	37%	41%	46%	32%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$58.54	$53.08	$43.05	$36.21	$40.12	$30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.69	0.64	0.63	0.57	0.47
Net realized and unrealized gain (loss) (b)	7.62	5.47	10.02	6.80	(3.97)	9.76
Total from investment operations	7.96	6.16	10.66	7.43	(3.40)	10.23
Net equalization credits and charges (a)	(0.01)	(0.01)	0.01	0.04	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.34)	(0.69)	(0.64)	(0.63)	(0.56)	(0.48)
Net asset value, end of period	$66.15	$58.54	$53.08	$43.05	$36.21	$40.12
Total return (c)	13.60%	11.66%	24.95%	20.86%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,142,740	$1,135,683	$1,284,451	$886,892	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%(d)	0.10%	0.10%	0.10%	0.10%	0.10%(d)
Net investment income (loss)	1.06%(d)	1.25%	1.38%	1.63%	1.36%	1.39%(d)
Portfolio turnover rate (e)	2%(f)	13%	12%	12%	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$88.67	$85.82	$76.91	$70.53	$88.70	$56.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.98	0.97	0.96	0.80	0.52
Net realized and unrealized gain (loss) (b)	5.45	2.97	8.87	6.38	(18.19)	31.91
Total from investment operations	5.92	3.95	9.84	7.34	(17.39)	32.43
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	0.01	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.35)	(1.11)	(0.94)	(0.97)	(0.78)	(0.50)
Net asset value, end of period	$94.24	$88.67	$85.82	$76.91	$70.53	$88.70
Total return (d)	6.68%	4.61%	12.88%	10.53%	(19.74)%	57.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,590,625	$3,400,432	$3,226,944	$2,530,443	$2,038,288	$2,306,075
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	0.99%(e)	1.10%	1.21%	1.30%	0.95%	0.69%
Portfolio turnover rate (f)	38%(g)	50%	53%	48%	44%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$79.80	$78.42	$77.18	$72.36	$85.72	$49.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	1.58	1.65	1.45	1.41	1.07
Net realized and unrealized gain (loss) (b)	11.33	1.74	1.48	4.79	(13.35)	36.50
Total from investment operations	12.30	3.32	3.13	6.24	(11.94)	37.57
Net equalization credits and charges (a)	0.01	(0.01)	(0.01)	(0.01)	(0.00)(c)	0.04
Distributions to shareholders from:
Net investment income	(1.04)	(1.93)	(1.88)	(1.41)	(1.42)	(1.04)
Net asset value, end of period	$91.07	$79.80	$78.42	$77.18	$72.36	$85.72
Total return (d)	15.43%	4.13%	4.06%	8.76%	(14.09)%	76.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,084,519	$3,639,039	$3,646,674	$3,824,442	$3,835,224	$4,127,553
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	2.19%(e)	1.89%	2.12%	1.90%	1.72%	1.55%
Portfolio turnover rate (f)	46%(g)	45%	58%	46%	38%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$266.71	$242.73	$185.39	$160.63	$181.66	$134.17
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	2.48	2.01	2.93	2.33	1.61
Net realized and unrealized gain (loss) (b)	25.06	23.91	57.30	24.60	(21.01)	47.49
Total from investment operations	26.30	26.39	59.31	27.53	(18.68)	49.10
Net equalization credits and charges (a)	0.01	0.07	(0.01)	(0.04)	(0.01)	(0.02)
Contribution from affiliate	—	—	—	0.22	—	—
Distributions to shareholders from:
Net investment income	(1.23)	(2.48)	(1.96)	(2.95)	(2.34)	(1.59)
Net asset value, end of period	$291.79	$266.71	$242.73	$185.39	$160.63	$181.66
Total return (c)	9.87%	10.95%	32.16%	17.46%(d)	(10.45)%	36.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$163,403	$146,691	$106,800	$83,424	$72,286	$86,289
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	0.87%(e)	0.98%	0.98%	1.73%	1.24%	1.01%
Portfolio turnover rate (f)	34%(g)	58%	56%	104%	60%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$192.11	$172.15	$148.31	$133.90	$146.31	$97.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.95	3.83	3.44	3.12	2.99	2.56
Net realized and unrealized gain (loss) (b)	18.13	19.91	23.73	14.42	(12.36)	48.10
Total from investment operations	20.08	23.74	27.17	17.54	(9.37)	50.66
Net equalization credits and charges (a)	0.02	0.05	0.08	(0.01)	(0.02)	0.58
Distributions to shareholders from:
Net investment income	(1.94)	(3.83)	(3.41)	(3.12)	(3.02)	(2.47)
Net asset value, end of period	$210.27	$192.11	$172.15	$148.31	$133.90	$146.31
Total return (c)	10.48%	13.91%	18.54%	13.29%	(6.60)%	53.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$567,726	$480,276	$352,914	$231,357	$203,533	$215,082
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	1.91%(d)	2.09%	2.16%	2.21%	2.00%	1.90%
Portfolio turnover rate (e)	1%(f)	17%	13%	14%	11%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$59.44	$60.35	$84.70	$78.18	$105.73	$49.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	0.52	0.82	0.70	1.05	1.20
Net realized and unrealized gain (loss) (b)	30.56	(0.77)	(24.14)	6.55	(27.37)	55.34
Total from investment operations	31.08	(0.25)	(23.32)	7.25	(26.32)	56.54
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.05)	0.04	(0.00)(c)	0.50
Distributions to shareholders from:
Net investment income	(1.00)	(0.65)	(0.98)	(0.77)	(1.23)	(0.75)
Net asset value, end of period	$89.52	$59.44	$60.35	$84.70	$78.18	$105.73
Total return (d)	52.32%	(0.44)%	(27.69)%	9.35%	(25.03)%	115.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,648	$122,142	$178,946	$339,214	$266,970	$402,315
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	1.24%(e)	0.87%	1.21%	0.80%	1.15%	1.15%
Portfolio turnover rate (f)	19%(g)	42%	38%	32%	27%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$64.40	$44.68	$43.72	$35.32	$42.47	$30.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.29	0.28	0.20	0.18	0.48
Net realized and unrealized gain (loss) (b)	20.63	19.78	1.00	8.42	(7.14)	12.32
Total from investment operations	20.82	20.07	1.28	8.62	(6.96)	12.80
Net equalization credits and charges (a)	(0.02)	0.00(c)	(0.01)	(0.01)	(0.00)(c)	0.04
Distributions to shareholders from:
Net investment income	(0.20)	(0.35)	(0.31)	(0.21)	(0.19)	(0.73)
Net asset value, end of period	$85.00	$64.40	$44.68	$43.72	$35.32	$42.47
Total return (d)	32.33%	45.03%	2.93%	24.43%	(16.42)%	42.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,651	$22,539	$15,190	$17,923	$17,309	$22,509
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.51%(e)	0.55%	0.66%	0.51%	0.45%	1.26%
Portfolio turnover rate (f)	14%(g)	21%	21%	28%	22%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$75.98	$56.58	$48.83	$43.97	$51.75	$36.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.13	0.09	0.05	0.23	0.19
Net realized and unrealized gain (loss) (b)	9.29	19.40	7.77	4.85	(7.76)	15.15
Total from investment operations	9.40	19.53	7.86	4.90	(7.53)	15.34
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.01)	(0.00)(c)	(0.02)	0.17
Distributions to shareholders from:
Net investment income	(0.10)	(0.13)	(0.10)	(0.04)	(0.23)	(0.36)
Net asset value, end of period	$85.28	$75.98	$56.58	$48.83	$43.97	$51.75
Total return (d)	12.39%	34.54%	16.07%	11.16%	(14.66)%	42.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,960	$73,698	$57,710	$32,719	$28,580	$27,429
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.26%(e)	0.21%	0.17%	0.10%	0.46%	0.42%
Portfolio turnover rate (f)	14%(g)	22%	32%	33%	32%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$35.42	$33.28	$35.95	$32.12	$47.76	$29.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.21	0.36	0.56	0.37	0.56
Net realized and unrealized gain (loss) (b)	6.53	2.18	(2.65)	3.83	(15.59)	17.65
Total from investment operations	6.62	2.39	(2.29)	4.39	(15.22)	18.21
Net equalization credits and charges (a)	0.03	0.01	(0.01)	(0.01)	(0.00)(c)	0.04
Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.37)	(0.55)	(0.42)	(0.40)
Net asset value, end of period	$41.94	$35.42	$33.28	$35.95	$32.12	$47.76
Total return (d)	18.78%	7.24%	(6.39)%	13.75%	(32.02)%	61.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,968	$8,500	$13,312	$23,366	$31,157	$53,013
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.42%(e)	0.62%	1.07%	1.61%	0.88%	1.27%
Portfolio turnover rate (f)	12%(g)	25%	31%	31%	32%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$54.43	$46.06	$44.58	$40.57	$66.83	$37.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.46	0.46	0.56	0.62	0.57
Net realized and unrealized gain (loss) (b)	5.85	8.44	1.61	4.03	(26.12)	29.61
Total from investment operations	6.10	8.90	2.07	4.59	(25.50)	30.18
Net equalization credits and charges (a)	0.01	(0.01)	(0.00)(c)	(0.01)	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.86)	(0.52)	(0.59)	(0.57)	(0.75)	(0.63)
Net asset value, end of period	$59.68	$54.43	$46.06	$44.58	$40.57	$66.83
Total return (d)	11.20%	19.38%	4.69%	11.41%	(38.45)%	81.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,404,772	$2,292,150	$1,883,744	$1,810,051	$1,537,096	$2,131,029
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	0.83%(e)	0.93%	1.04%	1.34%	1.12%	1.01%
Portfolio turnover rate (f)	51%(g)	45%	59%	62%	61%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$30.37	$27.81	$33.44	$34.44	$62.05	$31.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.63	0.74	0.71	0.39	0.88
Net realized and unrealized gain (loss) (b)	3.19	2.19	(5.49)	(1.13)	(27.65)	30.70
Total from investment operations	3.31	2.82	(4.75)	(0.42)	(27.26)	31.58
Net equalization credits and charges (a)	0.10	0.45	(0.02)	0.13	0.18	(0.64)
Distributions to shareholders from:
Net investment income	(0.49)	(0.71)	(0.86)	(0.71)	(0.53)	(0.46)
Net asset value, end of period	$33.29	$30.37	$27.81	$33.44	$34.44	$62.05
Total return (c)	11.19%	11.91%	(14.40)%	(0.71)%	(43.90)%	98.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,974	$21,258	$44,215	$53,837	$77,138	$233,305
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.69%(d)	2.27%	2.47%	2.11%	0.75%	1.49%
Portfolio turnover rate (e)	20%(f)	33%	44%	33%	38%	70%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR S&P SmallCap 600 ESG ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$29.41	$28.99	$26.49	$24.65	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.47	0.41	0.41	0.17
Net realized and unrealized gain (loss) (b)	2.05	0.54	2.63	1.86	(5.37)
Total from investment operations	2.29	1.01	3.04	2.27	(5.20)
Net equalization credits and charges (a)	0.02	(0.02)	(0.06)	0.01	—
Distributions to shareholders from:
Net investment income	(0.28)	(0.57)	(0.48)	(0.42)	(0.15)
Return of capital	—	—	—	(0.02)	—
Total distributions	(0.28)	(0.57)	(0.48)	(0.44)	(0.15)
Net asset value, end of period	$31.44	$29.41	$28.99	$26.49	$24.65
Total return (c)	7.85%	3.36%	11.29%	9.39%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,075	$7,353	$5,073	$3,974	$2,465
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%(d)
Net investment income (loss)	1.56%(d)	1.55%	1.50%	1.59%	1.32%(d)
Portfolio turnover rate (e)	7%(f)	46%	47%	39%	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
166

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$174.52	$152.83	$140.50	$130.93	$133.08	$102.17
Income (loss) from investment operations:
Net investment income (loss) (a)	1.71	3.38	2.91	2.66	2.09	1.99
Net realized and unrealized gain (loss) (b)	1.16	21.98	12.39	9.83	(1.87)	31.82
Total from investment operations	2.87	25.36	15.30	12.49	0.22	33.81
Net equalization credits and charges (a)	0.00(c)	(0.34)	0.22	(0.25)	(0.05)	(0.15)
Distributions to shareholders from:
Net investment income	(1.79)	(3.33)	(3.19)	(2.67)	(2.32)	(2.75)
Net asset value, end of period	$175.60	$174.52	$152.83	$140.50	$130.93	$133.08
Total return (d)	1.65%	16.44%	11.16%	9.48%	0.05%	33.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,111,532	$1,092,475	$695,377	$817,722	$557,743	$573,565
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	1.94%(e)	2.00%	2.02%	1.96%	1.50%	1.69%
Portfolio turnover rate (f)	1%(g)	16%	22%	27%	22%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
167

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street SPDR US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$125.09	$110.08	$103.22	$104.54	$112.64	$76.41
Income (loss) from investment operations:
Net investment income (loss) (a)	1.79	3.51	2.46	2.84	2.11	2.06
Net realized and unrealized gain (loss) (b)	6.03	15.20	7.21	(1.22)	(7.72)	36.73
Total from investment operations	7.82	18.71	9.67	1.62	(5.61)	38.79
Net equalization credits and charges (a)	0.10	(0.05)	0.17	0.01	0.03	(0.10)
Distributions to shareholders from:
Net investment income	(1.91)	(3.65)	(2.98)	(2.95)	(2.52)	(2.46)
Net asset value, end of period	$131.10	$125.09	$110.08	$103.22	$104.54	$112.64
Total return (c)	6.32%	16.98%	9.65%	1.56%	(5.07)%	51.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$199,269	$200,149	$171,727	$190,965	$186,085	$220,778
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	2.75%(d)	2.80%	2.33%	2.65%	1.86%	2.19%
Portfolio turnover rate (e)	3%(f)	48%	56%	31%	23%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of eighty-seven (87) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street SPDR MSCI USA Climate Paris Aligned ETF (formerly SPDR MSCI USA Climate Paris Aligned ETF)
State Street SPDR Russell 1000 Low Volatility Focus ETF (formerly SPDR Russell 1000 Low Volatility Focus ETF)
State Street SPDR Russell 1000 Momentum Focus ETF (formerly SPDR Russell 1000 Momentum Focus ETF)
State Street SPDR Russell 1000 Yield Focus ETF (formerly SPDR Russell 1000 Yield Focus ETF)
State Street SPDR S&P 400 Mid Cap Growth ETF (formerly SPDR S&P 400 Mid Cap Growth ETF)
State Street SPDR S&P 400 Mid Cap Value ETF (formerly SPDR S&P 400 Mid Cap Value ETF)
State Street SPDR S&P 500 ESG ETF (formerly SPDR S&P 500 ESG ETF)
State Street SPDR S&P 600 Small Cap Growth ETF (formerly SPDR S&P 600 Small Cap Growth ETF)
State Street SPDR S&P 600 Small Cap Value ETF (formerly SPDR S&P 600 Small Cap Value ETF)
State Street SPDR S&P 1500 Momentum Tilt ETF (formerly SPDR S&P 1500 Momentum Tilt ETF)
State Street SPDR S&P 1500 Value Tilt ETF (formerly SPDR S&P 1500 Value Tilt ETF)
State Street SPDR S&P Kensho Clean Power ETF (formerly SPDR S&P Kensho Clean Power ETF)
State Street SPDR S&P Kensho Final Frontiers ETF (formerly SPDR S&P Kensho Final Frontiers ETF)
State Street SPDR S&P Kensho Future Security ETF (formerly SPDR S&P Kensho Future Security ETF)
State Street SPDR S&P Kensho Intelligent Structures ETF (formerly SPDR S&P Kensho Intelligent Structures ETF)
State Street SPDR S&P Kensho New Economies Composite ETF (formerly SPDR S&P Kensho New Economies Composite ETF)
State Street SPDR S&P Kensho Smart Mobility ETF (formerly SPDR S&P Kensho Smart Mobility ETF)
State Street SPDR S&P SmallCap 600 ESG ETF (formerly SPDR S&P SmallCap 600 ESG ETF)
State Street SPDR US Large Cap Low Volatility Index ETF (formerly SPDR US Large Cap Low Volatility Index ETF)
State Street SPDR US Small Cap Low Volatility Index ETF (formerly SPDR US Small Cap Low Volatility Index ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, except the State Street SPDR S&P 1500 Momentum Tilt ETF, State Street SPDR S&P SmallCap 600 ESG ETF and State Street SPDR MSCI USA Climate Paris Aligned ETF are classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
169

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
170

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
171

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2025, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$1,485	$—	$1,485
State Street SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	2,800	—	2,800

172

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	$—	$—	$—	$980	$—	$980
State Street SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	20,419	—	20,419
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$108,009	$—	$108,009
State Street SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	20,676	—	20,676
State Street SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	298,427	—	298,427
State Street SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	171,236	—	171,236
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$(24,381)	$—	$(24,381)
State Street SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(6,157)	—	(6,157)
State Street SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(89,407)	—	(89,407)
State Street SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(20,373)	—	(20,373)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
173

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
State Street SPDR MSCI USA Climate Paris Aligned ETF	0.10%
State Street SPDR Russell 1000 Low Volatility Focus ETF	0.20
State Street SPDR Russell 1000 Momentum Focus ETF	0.20
State Street SPDR Russell 1000 Yield Focus ETF	0.20
State Street SPDR S&P 400 Mid Cap Growth ETF	0.15
State Street SPDR S&P 400 Mid Cap Value ETF	0.15
State Street SPDR S&P 500 ESG ETF	0.10
State Street SPDR S&P 600 Small Cap Growth ETF	0.15
State Street SPDR S&P 600 Small Cap Value ETF	0.15
State Street SPDR S&P 1500 Momentum Tilt ETF	0.12
State Street SPDR S&P 1500 Value Tilt ETF	0.12
State Street SPDR S&P Kensho Clean Power ETF	0.45
State Street SPDR S&P Kensho Final Frontiers ETF	0.45
State Street SPDR S&P Kensho Future Security ETF	0.45
State Street SPDR S&P Kensho Intelligent Structures ETF	0.45
State Street SPDR S&P Kensho New Economies Composite ETF	0.20
State Street SPDR S&P Kensho Smart Mobility ETF	0.45
State Street SPDR S&P SmallCap 600 ESG ETF	0.12
State Street SPDR US Large Cap Low Volatility Index ETF	0.12
State Street SPDR US Small Cap Low Volatility Index ETF	0.12

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such
174

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees' Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025, were as follows:
	Purchases	Sales
State Street SPDR MSCI USA Climate Paris Aligned ETF	$387,282	$389,141
State Street SPDR Russell 1000 Low Volatility Focus ETF	8,113,991	8,680,317
State Street SPDR Russell 1000 Momentum Focus ETF	22,007,846	22,131,434
State Street SPDR Russell 1000 Yield Focus ETF	21,325,869	8,713,869
State Street SPDR S&P 400 Mid Cap Growth ETF	884,128,544	884,273,360
State Street SPDR S&P 400 Mid Cap Value ETF	825,740,411	821,708,438
State Street SPDR S&P 500 ESG ETF	20,433,264	19,973,329
State Street SPDR S&P 600 Small Cap Growth ETF	1,338,363,561	1,321,529,723
State Street SPDR S&P 600 Small Cap Value ETF	1,812,397,825	1,802,771,378
State Street SPDR S&P 1500 Momentum Tilt ETF	50,742,141	50,814,098
State Street SPDR S&P 1500 Value Tilt ETF	8,345,495	5,860,458
State Street SPDR S&P Kensho Clean Power ETF	32,813,711	32,508,281
State Street SPDR S&P Kensho Final Frontiers ETF	4,545,195	4,244,540
State Street SPDR S&P Kensho Future Security ETF	12,793,938	12,218,728
State Street SPDR S&P Kensho Intelligent Structures ETF	1,172,824	1,022,133
State Street SPDR S&P Kensho New Economies Composite ETF	1,242,787,875	1,391,533,514
State Street SPDR S&P Kensho Smart Mobility ETF	4,423,652	4,490,929
State Street SPDR S&P SmallCap 600 ESG ETF	500,789	483,606
State Street SPDR US Large Cap Low Volatility Index ETF	17,381,842	9,245,012
State Street SPDR US Small Cap Low Volatility Index ETF	10,478,795	6,555,676
175

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR MSCI USA Climate Paris Aligned ETF	$1,453,106	$1,432,381	$306,959
State Street SPDR Russell 1000 Low Volatility Focus ETF	50,471,047	—	10,415,686
State Street SPDR Russell 1000 Momentum Focus ETF	12,952,708	61,245,245	17,573,777
State Street SPDR Russell 1000 Yield Focus ETF	69,407,627	157,473,533	26,320,403
State Street SPDR S&P 400 Mid Cap Growth ETF	116,655,481	82,352,121	20,839,916
State Street SPDR S&P 400 Mid Cap Value ETF	79,193,323	164,487,576	21,693,119
State Street SPDR S&P 500 ESG ETF	10,852,726	143,691,970	44,414,777
State Street SPDR S&P 600 Small Cap Growth ETF	123,537,364	142,622,811	46,287,075
State Street SPDR S&P 600 Small Cap Value ETF	78,362,035	146,076,986	26,236,342
State Street SPDR S&P 1500 Momentum Tilt ETF	34,279,609	30,663,279	12,625,170
State Street SPDR S&P 1500 Value Tilt ETF	49,944,234	12,187,623	4,273,031
State Street SPDR S&P Kensho Clean Power ETF	56,987,875	55,025,661	31,653,669
State Street SPDR S&P Kensho Final Frontiers ETF	16,832,414	6,196,940	4,591,746
State Street SPDR S&P Kensho Future Security ETF	29,820,579	21,042,666	10,579,143
State Street SPDR S&P Kensho Intelligent Structures ETF	1,243,025	3,595,314	1,586,378
State Street SPDR S&P Kensho New Economies Composite ETF	—	—	322,545,367
State Street SPDR S&P Kensho Smart Mobility ETF	—	3,323,410	513,040
State Street SPDR S&P SmallCap 600 ESG ETF	—	734,564	135,193
State Street SPDR US Large Cap Low Volatility Index ETF	85,792,331	78,758,795	17,055,105
State Street SPDR US Small Cap Low Volatility Index ETF	2,583,434	16,903,105	3,217,029
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
176

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR MSCI USA Climate Paris Aligned ETF	$2,793,441	$192,417	$112,481	$79,936
State Street SPDR Russell 1000 Low Volatility Focus ETF	500,731,336	90,108,388	29,172,324	60,936,064
State Street SPDR Russell 1000 Momentum Focus ETF	45,724,075	5,651,768	1,942,336	3,709,432
State Street SPDR Russell 1000 Yield Focus ETF	786,600,756	88,375,345	62,741,060	25,634,285
State Street SPDR S&P 400 Mid Cap Growth ETF	2,188,241,989	405,378,950	94,136,242	311,242,708
State Street SPDR S&P 400 Mid Cap Value ETF	2,599,995,302	148,980,285	192,899,862	(43,919,577)
State Street SPDR S&P 500 ESG ETF	932,801,939	252,961,362	43,564,835	209,396,527
State Street SPDR S&P 600 Small Cap Growth ETF	3,263,129,266	690,302,106	142,374,655	547,927,451
State Street SPDR S&P 600 Small Cap Value ETF	4,505,521,888	324,678,148	473,753,161	(149,075,013)
State Street SPDR S&P 1500 Momentum Tilt ETF	123,432,728	41,435,422	1,336,825	40,098,597
State Street SPDR S&P 1500 Value Tilt ETF	469,568,053	128,663,935	27,292,981	101,370,954
State Street SPDR S&P Kensho Clean Power ETF	188,148,426	34,421,592	23,954,656	10,466,936
State Street SPDR S&P Kensho Final Frontiers ETF	32,958,463	10,182,900	764,125	9,418,775
State Street SPDR S&P Kensho Future Security ETF	94,934,966	13,702,961	6,595,684	7,107,277
State Street SPDR S&P Kensho Intelligent Structures ETF	8,348,921	1,200,346	918,310	282,036
State Street SPDR S&P Kensho New Economies Composite ETF	2,386,538,140	404,487,289	149,333,382	255,153,907
State Street SPDR S&P Kensho Smart Mobility ETF	26,918,307	2,429,276	7,603,800	(5,174,524)
State Street SPDR S&P SmallCap 600 ESG ETF	6,528,683	1,099,859	558,922	540,937
State Street SPDR US Large Cap Low Volatility Index ETF	1,055,940,434	119,879,009	47,496,804	72,382,205
State Street SPDR US Small Cap Low Volatility Index ETF	204,665,939	25,683,671	16,069,358	9,614,313
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
177

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Russell 1000 Low Volatility Focus ETF	$ 8,768,264	$ 6,985,301	$ 2,042,813	$ 9,028,114
State Street SPDR Russell 1000 Momentum Focus ETF	418,866	342,150	91,049	433,199
State Street SPDR Russell 1000 Yield Focus ETF	7,149,206	7,344,046	18,125	7,362,171
State Street SPDR S&P 400 Mid Cap Growth ETF	162,189,630	54,557,518	113,234,442	167,791,960
State Street SPDR S&P 400 Mid Cap Value ETF	195,665,318	111,129,472	90,293,596	201,423,068
State Street SPDR S&P 600 Small Cap Growth ETF	435,299,835	222,903,226	229,909,249	452,812,475
State Street SPDR S&P 600 Small Cap Value ETF	460,042,435	277,644,114	200,387,443	478,031,557
State Street SPDR S&P 1500 Momentum Tilt ETF	206,332	167,212	46,743	213,955
State Street SPDR S&P 1500 Value Tilt ETF	3,994,242	3,605,099	544,254	4,149,353
State Street SPDR S&P Kensho Clean Power ETF	16,294,096	11,148,204	5,842,415	16,990,619
State Street SPDR S&P Kensho Final Frontiers ETF	1,359,311	716,925	665,000	1,381,925
State Street SPDR S&P Kensho Future Security ETF	9,351,670	9,082,685	599,065	9,681,750
State Street SPDR S&P Kensho Intelligent Structures ETF	770,364	664,265	139,066	803,331
State Street SPDR S&P Kensho New Economies Composite ETF	283,105,002	242,299,317	52,702,358	295,001,675
State Street SPDR S&P Kensho Smart Mobility ETF	2,732,820	1,844,710	1,003,590	2,848,300
State Street SPDR US Large Cap Low Volatility Index ETF	21,530,136	18,241,637	3,934,861	22,176,498
State Street SPDR US Small Cap Low Volatility Index ETF	27,405,098	15,149,070	13,206,751	28,355,821
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$6,985,301	$—	$—	$—	$6,985,301	$6,985,301
State Street SPDR Russell 1000 Momentum Focus ETF	Common Stocks	342,150	—	—	—	342,150	342,150
State Street SPDR Russell 1000 Yield Focus ETF	Common Stocks	7,344,046	—	—	—	7,344,046	7,344,046
State Street SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	54,557,518	—	—	—	54,557,518	54,557,518
State Street SPDR S&P 400 Mid Cap Value ETF	Common Stocks	111,129,472	—	—	—	111,129,472	111,129,472
State Street SPDR S&P 600 Small Cap Growth ETF	Common Stocks	222,903,226	—	—	—	222,903,226	222,903,226
State Street SPDR S&P 600 Small Cap Value ETF	Common Stocks	277,644,114	—	—	—	277,644,114	277,644,114
State Street SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	167,212	—	—	—	167,212	167,212
State Street SPDR S&P 1500 Value Tilt ETF	Common Stocks	3,605,099	—	—	—	3,605,099	3,605,099
State Street SPDR S&P Kensho Clean Power ETF	Common Stocks	11,148,204	—	—	—	11,148,204	11,148,204
178

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR S&P Kensho Final Frontiers ETF	Common Stocks	$716,925	$—	$—	$—	$716,925	$716,925
State Street SPDR S&P Kensho Future Security ETF	Common Stocks	9,082,685	—	—	—	9,082,685	9,082,685
State Street SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	664,265	—	—	—	664,265	664,265
State Street SPDR S&P Kensho New Economies Composite ETF	Common Stocks	242,299,317	—	—	—	242,299,317	242,299,317
State Street SPDR S&P Kensho Smart Mobility ETF	Common Stocks	1,844,710	—	—	—	1,844,710	1,844,710
State Street SPDR US Large Cap Low Volatility Index ETF	Common Stocks	18,241,637	—	—	—	18,241,637	18,241,637
State Street SPDR US Small Cap Low Volatility Index ETF	Common Stocks	15,149,070	—	—	—	15,149,070	15,149,070
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries,
179

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 (Unaudited)

which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
On November 12, 2025, at the recommendation of the Adviser, the Board voted to close and liquidate the State Street SPDR MSCI USA Climate Paris Aligned ETF and the State Street SPDR S&P SmallCap 600 ESG ETF (the "Liquidating Funds"). The Liquidating Funds will create and redeem creation units through May 12, 2026, which will also be the last day of trading their shares on their applicable principal U.S. listing exchange. The Liquidating Funds will cease operations, liquidate their assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026 (the “Liquidation Date”). Shareholders of record of the Liquidating Funds remaining on the Liquidation Date will receive cash at the net asset value of their shares as of such date, which will include any net capital gains and net investment income as of this date that had not been previously distributed. On or about May 19, 2026, the Liquidating Funds will distribute to their remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares.
180

Semi-Annual Financial Statements and Other Information
December 31, 2025
SPDR ® Series Trust - Equity Funds
State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF)
State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF)
State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF)
State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF)
State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF)
State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF)
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF)
State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF)
State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF)
State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF)
State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF)
State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF)
State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF)
State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com . Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
DIVERSIFIED REITs — 2.9%
Alexander & Baldwin, Inc. REIT	131,102	$2,705,945
American Assets Trust, Inc. REIT	85,095	1,610,849
Broadstone Net Lease, Inc. REIT	341,122	5,925,289
Essential Properties Realty Trust, Inc. REIT	357,174	10,593,781
Gladstone Commercial Corp. REIT (a)	87,230	930,744
Global Net Lease, Inc. REIT	355,445	3,056,827
WP Carey, Inc. REIT	396,127	25,494,734
		50,318,169
HEALTH CARE REITs — 20.3%
Alexandria Real Estate Equities, Inc. REIT	280,370	13,721,308
American Healthcare REIT, Inc.	318,909	15,007,857
CareTrust REIT, Inc.	402,516	14,554,978
Community Healthcare Trust, Inc. REIT	46,173	758,161
Diversified Healthcare Trust REIT	392,847	1,905,308
Global Medical REIT, Inc. (a)	22,732	766,978
Healthcare Realty Trust, Inc. REIT (a)	633,842	10,743,622
Healthpeak Properties, Inc. REIT	1,252,829	20,145,490
Medical Properties Trust, Inc. REIT	889,200	4,446,000
National Health Investors, Inc. REIT	85,852	6,556,517
Omega Healthcare Investors, Inc. REIT	534,246	23,688,468
Sila Realty Trust, Inc. REIT (a)	99,307	2,314,846
Universal Health Realty Income Trust REIT	23,018	902,536
Ventas, Inc. REIT	848,438	65,652,132
Welltower, Inc. REIT	890,488	165,283,478
		346,447,679
HOTEL & RESORT REITs — 3.2%
Apple Hospitality REIT, Inc.	396,669	4,700,528
DiamondRock Hospitality Co. REIT	367,196	3,290,076
Host Hotels & Resorts, Inc. REIT	1,156,439	20,503,663
Park Hotels & Resorts, Inc. REIT	360,381	3,769,585
Pebblebrook Hotel Trust REIT	204,820	2,318,562
RLJ Lodging Trust REIT	268,773	2,002,359
Ryman Hospitality Properties, Inc. REIT	113,575	10,746,467
Service Properties Trust REIT (a)	284,816	524,061
Summit Hotel Properties, Inc. REIT (a)	190,921	929,785
Sunstone Hotel Investors, Inc. REIT	342,374	3,060,824
Xenia Hotels & Resorts, Inc. REIT	170,877	2,416,201
		54,262,111
INDUSTRIAL REITs — 14.8%
Americold Realty Trust, Inc. REIT	513,536	6,604,073
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	96,389	$17,170,736
First Industrial Realty Trust, Inc. REIT	238,729	13,672,010
Innovative Industrial Properties, Inc. REIT	50,558	2,394,427
LXP Industrial Trust REIT	106,625	5,286,468
Plymouth Industrial REIT, Inc.	80,312	1,757,227
Prologis, Inc. REIT	1,311,768	167,460,303
Rexford Industrial Realty, Inc. REIT	418,735	16,213,419
STAG Industrial, Inc. REIT	336,613	12,373,894
Terreno Realty Corp. REIT	186,423	10,944,894
		253,877,451
OFFICE REITs — 4.2%
Brandywine Realty Trust REIT	313,114	914,293
BXP, Inc. REIT	265,729	17,931,393
COPT Defense Properties REIT	203,613	5,660,441
Cousins Properties, Inc. REIT	302,738	7,804,586
Douglas Emmett, Inc. REIT	301,864	3,317,485
Easterly Government Properties, Inc. REIT (a)	78,867	1,671,192
Empire State Realty Trust, Inc. Class A REIT (a)	250,161	1,631,050
Highwoods Properties, Inc. REIT	198,101	5,114,968
Hudson Pacific Properties, Inc. REIT (b)	97,584	1,056,835
JBG SMITH Properties REIT	106,674	1,814,525
Kilroy Realty Corp. REIT	196,244	7,333,638
NET Lease Office Properties REIT	26,720	689,109
Piedmont Realty Trust, Inc. REIT (a)	224,483	1,872,188
SL Green Realty Corp. REIT	128,001	5,871,406
Vornado Realty Trust REIT	290,819	9,678,456
		72,361,565
RESIDENTIAL REITs — 17.6%
American Homes 4 Rent Class A REIT	587,707	18,865,395
Apartment Investment & Management Co. Class A REIT	238,979	1,419,535
AvalonBay Communities, Inc. REIT	255,490	46,322,892
Camden Property Trust REIT	191,840	21,117,747
Centerspace REIT (a)	30,062	2,005,737
Elme Communities REIT (a)	158,925	2,765,295
Equity LifeStyle Properties, Inc. REIT	350,430	21,239,562
Equity Residential REIT	625,555	39,434,987
Essex Property Trust, Inc. REIT	116,408	30,461,645
Independence Realty Trust, Inc. REIT	430,343	7,522,396
Invitation Homes, Inc. REIT	1,019,370	28,328,292
Mid-America Apartment Communities, Inc. REIT	211,594	29,392,523
NexPoint Residential Trust, Inc. REIT (a)	39,332	1,183,893

See accompanying notes to financial statements.
1

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sun Communities, Inc. REIT	210,116	$26,035,474
UDR, Inc. REIT	543,909	19,950,582
UMH Properties, Inc. REIT (a)	145,992	2,322,733
Veris Residential, Inc. REIT	146,393	2,178,328
		300,547,016
RETAIL REITs — 18.0%
Acadia Realty Trust REIT	236,249	4,852,554
Agree Realty Corp. REIT	206,862	14,900,270
Brixmor Property Group, Inc. REIT	551,803	14,468,275
Curbline Properties Corp. REIT	174,752	4,055,994
Federal Realty Investment Trust REIT	141,530	14,266,224
Getty Realty Corp. REIT	95,800	2,622,046
Kimco Realty Corp. REIT	1,224,283	24,816,216
Kite Realty Group Trust REIT	390,291	9,355,275
Macerich Co. REIT	461,722	8,523,388
NETSTREIT Corp. (a)	150,597	2,656,531
NNN REIT, Inc.	342,385	13,568,718
Phillips Edison & Co., Inc. REIT	226,750	8,065,497
Realty Income Corp. REIT	1,351,486	76,183,266
Regency Centers Corp. REIT	296,772	20,486,171
Simon Property Group, Inc. REIT	421,666	78,054,593
SITE Centers Corp. REIT (a)	94,597	607,313
Tanger, Inc. REIT	207,523	6,925,043
Urban Edge Properties REIT	226,832	4,352,906
		308,760,280
SPECIALIZED REITs — 18.2%
CubeSmart REIT	411,107	14,820,407
Digital Realty Trust, Inc. REIT	480,128	74,280,603
EPR Properties REIT	137,271	6,849,823
Equinix, Inc. REIT	104,275	79,891,334
Extra Space Storage, Inc. REIT	383,461	49,934,291
Four Corners Property Trust, Inc. REIT	191,241	4,410,018
National Storage Affiliates Trust REIT	127,626	3,600,329
Security Description	Shares	Value
Public Storage REIT	285,234	$74,018,223
Smartstop Self Storage REIT, Inc.	99,752	3,086,327
		310,891,355
TOTAL COMMON STOCKS (Cost $2,030,574,238)		1,697,465,626
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	7,178,042	7,178,042
State Street Navigator Securities Lending Portfolio II (e) (f)	5,706,853	5,706,853
TOTAL SHORT-TERM INVESTMENTS (Cost $12,884,895)		12,884,895
TOTAL INVESTMENTS — 99.9% (Cost $2,043,459,133)		1,710,350,521
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,236,429
NET ASSETS — 100.0%		$1,711,586,950
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	372	03/20/2026	$13,346,355	$13,309,045	$(37,310)

During the period ended December 31, 2025, the average notional value related to futures contracts was $17,462,267.
See accompanying notes to financial statements.
2

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,697,465,626	$ —	$ —	$ 1,697,465,626
Short-Term Investments	12,884,895	—	—	12,884,895
TOTAL INVESTMENTS	$1,710,350,521	$—	$—	$1,710,350,521
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (37,310)	$ —	$ —	$ (37,310)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(37,310)	$—	$—	$(37,310)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535,100	$9,535,100	$46,076,722	$48,433,780	$—	$—	7,178,042	$7,178,042	$320,412
State Street Navigator Securities Lending Portfolio II	4,630,940	4,630,940	179,061,862	177,985,949	—	—	5,706,853	5,706,853	22,151
Total		$14,166,040	$225,138,584	$226,419,729	$—	$—		$12,884,895	$342,563
See accompanying notes to financial statements.
3

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.5%
AeroVironment, Inc. (a) (b)	149,349	$36,126,030
ATI, Inc. (a)	636,934	73,094,546
BWX Technologies, Inc.	428,615	74,081,817
Carpenter Technology Corp.	233,553	73,531,826
Curtiss-Wright Corp.	172,886	95,306,865
Hexcel Corp. (b)	373,680	27,614,952
Kratos Defense & Security Solutions, Inc. (a)	791,457	60,079,501
Woodward, Inc.	281,136	84,993,035
		524,828,572
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	537,422	28,289,894
AIRLINES — 0.5%
Alaska Air Group, Inc. (a) (b)	544,468	27,386,740
American Airlines Group, Inc. (a) (b)	3,093,788	47,427,770
		74,814,510
AUTO COMPONENTS — 1.1%
Autoliv, Inc. (b)	327,516	38,876,149
BorgWarner, Inc.	1,002,650	45,179,409
Gentex Corp.	1,027,748	23,915,696
Goodyear Tire & Rubber Co. (a) (b)	1,343,283	11,767,159
Lear Corp. (b)	243,486	27,903,496
Visteon Corp. (b)	128,092	12,181,549
		159,823,458
AUTOMOBILES — 0.2%
Harley-Davidson, Inc. (b)	554,576	11,363,262
Thor Industries, Inc. (b)	247,076	25,367,293
		36,730,555
BANKS — 6.6%
Associated Banc-Corp.	767,463	19,769,847
Bank OZK	497,031	22,873,367
Cadence Bank	872,900	37,395,036
Columbia Banking System, Inc. (b)	1,401,789	39,180,002
Comerica, Inc.	598,763	52,050,468
Commerce Bancshares, Inc.	606,967	31,768,653
Cullen/Frost Bankers, Inc.	299,644	37,943,920
East West Bancorp, Inc.	645,008	72,492,449
First Financial Bankshares, Inc.	611,729	18,272,345
First Horizon Corp.	2,308,036	55,162,060
Flagstar Bank NA	1,405,169	17,691,078
FNB Corp.	1,681,144	28,747,562
Glacier Bancorp, Inc. (b)	603,854	26,599,769
Hancock Whitney Corp. (b)	392,499	24,994,336
Home BancShares, Inc.	858,011	23,835,546
International Bancshares Corp.	253,873	16,867,322
Old National Bancorp (b)	1,632,573	36,422,704
Pinnacle Financial Partners, Inc.	361,078	34,450,452
Prosperity Bancshares, Inc.	445,906	30,816,564
Security Description	Shares	Value
Southstate Bank Corp.	471,091	$44,334,374
Synovus Financial Corp.	651,005	32,582,800
Texas Capital Bancshares, Inc. (a)	214,251	19,398,285
UMB Financial Corp.	334,593	38,491,579
United Bankshares, Inc.	657,597	25,251,725
Valley National Bancorp	2,251,159	26,293,537
Webster Financial Corp.	755,964	47,580,374
Western Alliance Bancorp	483,742	40,668,190
Wintrust Financial Corp.	313,877	43,886,282
Zions Bancorp NA	691,914	40,504,645
		986,325,271
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	36,109	7,045,949
Celsius Holdings, Inc. (a)	750,257	34,316,755
Coca-Cola Consolidated, Inc.	265,099	40,639,677
		82,002,381
BIOTECHNOLOGY — 2.6%
BioMarin Pharmaceutical, Inc. (a)	900,491	53,516,180
Cytokinetics, Inc. (a) (b)	572,924	36,403,591
Exelixis, Inc. (a)	1,256,744	55,083,090
Halozyme Therapeutics, Inc. (a)	552,010	37,150,273
Neurocrine Biosciences, Inc. (a)	467,400	66,291,342
Roivant Sciences Ltd. (a)	2,053,547	44,561,970
United Therapeutics Corp. (a)	201,874	98,363,106
		391,369,552
BROADLINE RETAIL — 0.4%
Macy's, Inc.	1,260,407	27,791,974
Ollie's Bargain Outlet Holdings, Inc. (a)	287,798	31,545,539
		59,337,513
BUILDING PRODUCTS — 1.9%
AAON, Inc. (b)	317,649	24,220,735
Advanced Drainage Systems, Inc.	335,327	48,565,410
Carlisle Cos., Inc.	195,413	62,504,802
Fortune Brands Innovations, Inc.	563,951	28,208,829
Owens Corning	385,206	43,108,404
Simpson Manufacturing Co., Inc. (b)	194,626	31,426,260
Trex Co., Inc. (a)	503,467	17,661,622
UFP Industries, Inc.	273,473	24,899,717
		280,595,779
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	132,034	38,062,762
Carlyle Group, Inc.	1,216,515	71,908,202
Evercore, Inc. Class A	181,309	61,690,387
Federated Hermes, Inc.	346,904	18,063,291
Hamilton Lane, Inc. Class A	191,940	25,779,461
Houlihan Lokey, Inc.	255,498	44,505,197

See accompanying notes to financial statements.
4

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Janus Henderson Group PLC	580,108	$27,595,738
Jefferies Financial Group, Inc.	773,469	47,931,874
Morningstar, Inc.	111,988	24,336,112
SEI Investments Co.	436,805	35,826,746
Stifel Financial Corp.	477,328	59,771,012
		455,470,782
CHEMICALS — 1.3%
Ashland, Inc.	214,545	12,587,355
Avient Corp.	429,817	13,427,483
Axalta Coating Systems Ltd. (a)	1,001,449	32,356,817
Cabot Corp.	249,743	16,552,966
NewMarket Corp.	36,610	25,160,589
Olin Corp. (b)	535,701	11,158,652
RPM International, Inc.	601,051	62,509,304
Scotts Miracle-Gro Co.	208,690	12,177,061
Westlake Corp. (b)	156,549	11,575,233
		197,505,460
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brink's Co.	195,033	22,766,202
Clean Harbors, Inc. (a)	235,428	55,203,157
MSA Safety, Inc.	172,750	27,664,185
RB Global, Inc. (b)	870,596	89,558,211
Tetra Tech, Inc.	1,225,146	41,091,397
		236,283,152
COMMUNICATIONS EQUIPMENT — 1.8%
Ciena Corp. (a)	661,420	154,686,295
Lumentum Holdings, Inc. (a) (b)	332,435	122,532,217
		277,218,512
CONSTRUCTION & ENGINEERING — 2.3%
AECOM	620,852	59,185,821
API Group Corp. (a)	1,735,233	66,390,014
Dycom Industries, Inc. (a)	135,703	45,854,044
Fluor Corp. (a)	756,617	29,984,732
MasTec, Inc. (a)	287,533	62,501,048
Sterling Infrastructure, Inc. (a)	143,973	44,088,852
Valmont Industries, Inc.	92,318	37,141,378
		345,145,889
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	150,512	31,107,820
Knife River Corp. (a) (b)	265,981	18,711,764
		49,819,584
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	1,314,061	59,513,823
FirstCash Holdings, Inc.	182,306	29,055,930
SLM Corp. (b)	953,098	25,790,832
		114,360,585
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Albertsons Cos., Inc. Class A	1,856,543	31,876,843
BJ's Wholesale Club Holdings, Inc. (a)	617,577	55,600,457
Casey's General Stores, Inc.	174,325	96,351,171
Maplebear, Inc. (a)	861,210	38,737,226
Security Description	Shares	Value
Performance Food Group Co. (a)	735,104	$66,100,552
Sprouts Farmers Market, Inc. (a)	457,060	36,413,970
U.S. Foods Holding Corp. (a)	1,045,183	78,723,184
		403,803,403
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	308,019	37,565,997
Crown Holdings, Inc. (b)	534,445	55,031,802
Graphic Packaging Holding Co. (b)	1,385,348	20,863,341
Greif, Inc. Class A (b)	122,296	8,279,439
Silgan Holdings, Inc. (b)	411,691	16,619,966
Sonoco Products Co.	462,994	20,205,058
		158,565,603
DIVERSIFIED CONSUMER SERVICES — 1.0%
Duolingo, Inc. (a)	187,825	32,963,288
Graham Holdings Co. Class B	15,949	17,521,571
Grand Canyon Education, Inc. (a)	129,703	21,570,906
H&R Block, Inc.	593,450	25,862,551
Service Corp. International	657,055	51,230,578
		149,148,894
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	1,027,312	66,117,800
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a)	1,173,277	44,666,655
ELECTRIC UTILITIES — 0.8%
IDACORP, Inc. (b)	253,697	32,107,892
OGE Energy Corp.	944,130	40,314,351
Portland General Electric Co.	526,938	25,287,755
TXNM Energy, Inc.	459,237	27,039,875
		124,749,873
ELECTRICAL EQUIPMENT — 1.9%
Acuity, Inc.	142,555	51,325,502
EnerSys	173,250	25,424,437
Nextpower, Inc. Class A (a)	695,577	60,591,712
nVent Electric PLC	756,475	77,137,756
Regal Rexnord Corp.	311,152	43,660,849
Sensata Technologies Holding PLC	683,840	22,765,034
		280,905,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arrow Electronics, Inc. (a)	241,809	26,642,516
Avnet, Inc.	381,779	18,355,934
Belden, Inc.	184,491	21,502,426
Cognex Corp.	786,735	28,306,725
Coherent Corp. (a)	736,881	136,006,126
Crane NXT Co. (b)	231,818	10,911,673
Fabrinet (a) (b)	167,959	76,468,373
Flex Ltd. (a)	1,733,806	104,756,558
IPG Photonics Corp. (a) (b)	118,645	8,494,982

See accompanying notes to financial statements.
5

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Littelfuse, Inc.	116,905	$29,567,613
Novanta, Inc. (a) (b)	167,923	19,981,158
TD SYNNEX Corp.	355,007	53,332,702
Vontier Corp.	681,115	25,323,856
		559,650,642
ENERGY EQUIPMENT & SERVICES — 1.0%
NOV, Inc.	1,712,200	26,761,686
TechnipFMC PLC	1,896,506	84,508,308
Valaris Ltd. (a) (b)	303,753	15,309,151
Weatherford International PLC	336,712	26,351,081
		152,930,226
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	684,817	21,003,337
FINANCIAL SERVICES — 1.7%
Corebridge Financial, Inc.	1,252,814	37,797,398
Equitable Holdings, Inc.	1,343,188	64,002,908
Essent Group Ltd.	453,760	29,498,938
Euronet Worldwide, Inc. (a) (b)	183,544	13,969,534
MGIC Investment Corp.	1,050,283	30,689,269
Shift4 Payments, Inc. Class A (a) (b)	317,155	19,971,250
Voya Financial, Inc.	446,704	33,274,981
WEX, Inc. (a) (b)	160,956	23,979,225
		253,183,503
FOOD PRODUCTS — 0.8%
Darling Ingredients, Inc. (a)	742,547	26,731,692
Flowers Foods, Inc.	991,299	10,785,333
Ingredion, Inc.	298,231	32,882,950
Marzetti Co.	95,466	15,696,520
Pilgrim's Pride Corp.	200,722	7,826,151
Post Holdings, Inc. (a) (b)	224,380	22,224,839
		116,147,485
GAS UTILITIES — 1.1%
National Fuel Gas Co.	424,186	33,960,331
New Jersey Resources Corp.	471,532	21,747,056
ONE Gas, Inc.	281,640	21,756,690
Southwest Gas Holdings, Inc.	301,561	24,130,911
Spire, Inc.	277,065	22,913,276
UGI Corp.	1,007,181	37,698,785
		162,207,049
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a) (b)	79,298	10,175,519
Knight-Swift Transportation Holdings, Inc.	760,785	39,773,840
Landstar System, Inc.	161,218	23,167,027
Ryder System, Inc.	189,211	36,213,093
Saia, Inc. (a) (b)	124,862	40,769,940
XPO, Inc. (a) (b)	550,303	74,791,681
		224,891,100
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Dentsply Sirona, Inc.	936,734	10,706,869
Security Description	Shares	Value
Envista Holdings Corp. (a)	771,842	$16,756,690
Globus Medical, Inc. Class A (a)	522,158	45,589,615
Haemonetics Corp. (a)	219,728	17,611,199
Lantheus Holdings, Inc. (a) (b)	311,277	20,715,484
LivaNova PLC (a)	256,322	15,771,493
Masimo Corp. (a) (b)	214,311	27,873,289
Penumbra, Inc. (a) (b)	183,569	57,073,438
		212,098,077
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Chemed Corp.	66,492	28,449,267
Encompass Health Corp.	471,602	50,055,836
Ensign Group, Inc.	269,580	46,960,836
HealthEquity, Inc. (a) (b)	404,428	37,049,649
Hims & Hers Health, Inc. (a) (b)	977,835	31,750,303
Option Care Health, Inc. (a)	745,122	23,739,587
Tenet Healthcare Corp. (a)	412,028	81,878,204
		299,883,682
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT (b)	1,650,591	27,977,517
Omega Healthcare Investors, Inc. REIT	1,385,336	61,425,798
Sabra Health Care REIT, Inc.	1,167,842	22,118,928
		111,522,243
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a)	644,848	28,553,869
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	938,355	9,815,193
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	1,231,944	45,409,456
Boyd Gaming Corp.	271,366	23,131,238
Cava Group, Inc. (a) (b)	468,228	27,480,301
Choice Hotels International, Inc. (b)	97,028	9,242,887
Churchill Downs, Inc.	310,952	35,380,118
Hilton Grand Vacations, Inc. (a) (b)	281,080	12,578,330
Hyatt Hotels Corp. Class A (b)	196,308	31,472,099
Planet Fitness, Inc. Class A (a)	388,908	42,184,851
Texas Roadhouse, Inc.	310,041	51,466,806
Travel & Leisure Co.	301,944	21,296,110
Vail Resorts, Inc. (b)	168,780	22,413,984
Wingstop, Inc. (b)	130,432	31,106,728
Wyndham Hotels & Resorts, Inc.	354,646	26,797,052
		379,959,960
HOUSEHOLD DURABLES — 1.8%
KB Home	304,025	17,150,050
Somnigroup International, Inc. (b)	984,122	87,862,412
Taylor Morrison Home Corp. (a)	458,727	27,005,259
Toll Brothers, Inc.	451,808	61,093,478
TopBuild Corp. (a) (b)	130,828	54,580,133

See accompanying notes to financial statements.
6

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Whirlpool Corp. (b)	263,576	$19,014,373
		266,705,705
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Ormat Technologies, Inc.	285,318	31,519,080
Talen Energy Corp. (a) (b)	214,193	80,288,104
		111,807,184
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	249,614	44,466,238
First Industrial Realty Trust, Inc. REIT	621,610	35,599,605
Rexford Industrial Realty, Inc. REIT (b)	1,088,696	42,154,309
STAG Industrial, Inc. REIT	876,634	32,225,066
		154,445,218
INSURANCE — 4.0%
American Financial Group, Inc.	324,445	44,345,143
Brighthouse Financial, Inc. (a)	268,375	17,388,016
CNO Financial Group, Inc.	447,601	19,009,614
Fidelity National Financial, Inc.	1,194,712	65,219,328
First American Financial Corp.	478,331	29,388,657
Hanover Insurance Group, Inc.	167,031	30,528,256
Kemper Corp.	274,828	11,141,527
Kinsale Capital Group, Inc.	103,570	40,508,298
Old Republic International Corp.	1,067,029	48,699,204
Primerica, Inc.	149,568	38,642,388
Reinsurance Group of America, Inc.	308,045	62,674,836
RenaissanceRe Holdings Ltd.	216,148	60,772,172
RLI Corp.	431,097	27,581,586
Ryan Specialty Holdings, Inc. (b)	531,964	27,465,301
Selective Insurance Group, Inc.	283,576	23,726,804
Unum Group	721,603	55,924,233
		603,015,363
INTERACTIVE MEDIA & SERVICES — 0.6%
Pinterest, Inc. Class A (a)	2,793,282	72,318,071
ZoomInfo Technologies, Inc. (a)	1,287,140	13,090,214
		85,408,285
IT SERVICES — 1.4%
ASGN, Inc. (a)	200,449	9,655,628
Kyndryl Holdings, Inc. (a)	1,072,918	28,496,702
Okta, Inc. (a)	789,715	68,286,656
Twilio, Inc. Class A (a)	710,846	101,110,735
		207,549,721
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	305,296	22,665,175
Mattel, Inc. (a)	1,458,933	28,945,231
Polaris, Inc. (b)	250,829	15,864,934
YETI Holdings, Inc. (a) (b)	365,235	16,132,430
		83,607,770
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Avantor, Inc. (a) (b)	3,200,537	$36,678,154
Bio-Rad Laboratories, Inc. Class A (a) (b)	85,342	25,857,773
Bruker Corp. (b)	520,654	24,528,010
Illumina, Inc. (a) (b)	716,394	93,962,237
Medpace Holdings, Inc. (a)	104,310	58,585,711
Repligen Corp. (a)	247,980	40,634,003
Sotera Health Co. (a)	973,517	17,172,840
		297,418,728
MACHINERY — 5.5%
AGCO Corp. (b)	290,743	30,330,310
Chart Industries, Inc. (a)	207,111	42,712,502
CNH Industrial NV (b)	4,147,110	38,236,354
Crane Co.	229,445	42,316,541
Donaldson Co., Inc.	542,906	48,134,046
Esab Corp.	267,895	29,929,229
Flowserve Corp.	595,735	41,332,094
Graco, Inc.	777,200	63,707,084
ITT, Inc.	398,474	69,139,224
Lincoln Electric Holdings, Inc.	257,945	61,813,940
Middleby Corp. (a)	217,534	32,340,780
Mueller Industries, Inc.	520,387	59,740,428
Oshkosh Corp.	296,916	37,301,557
RBC Bearings, Inc. (a)	147,565	66,172,573
SPX Technologies, Inc. (a)	233,579	46,729,815
Terex Corp. (b)	307,930	16,437,303
Timken Co.	297,542	25,032,209
Toro Co.	459,388	36,163,023
Watts Water Technologies, Inc. Class A	128,657	35,511,905
		823,080,917
MARINE — 0.2%
Kirby Corp. (a)	254,421	28,032,106
MEDIA — 1.0%
EchoStar Corp. Class A (a) (b)	631,056	68,595,787
New York Times Co. Class A	757,309	52,572,391
Nexstar Media Group, Inc.	133,818	27,171,745
		148,339,923
METALS & MINING — 2.5%
Alcoa Corp.	1,213,968	64,510,260
Cleveland-Cliffs, Inc. (a) (b)	2,674,294	35,514,624
Commercial Metals Co.	520,892	36,056,144
Hecla Mining Co.	3,141,175	60,279,148
MP Materials Corp. (a) (b)	632,278	31,942,685
Reliance, Inc.	245,118	70,807,237
Royal Gold, Inc.	379,853	84,437,523
		383,547,621
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Annaly Capital Management, Inc. REIT	3,202,062	71,598,106

See accompanying notes to financial statements.
7

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	1,634,083	$29,429,835
		101,027,941
MULTI-UTILITIES — 0.3%
Black Hills Corp.	353,527	24,541,844
Northwestern Energy Group, Inc.	288,264	18,604,559
		43,146,403
OFFICE REITs — 0.5%
COPT Defense Properties REIT (b)	530,295	14,742,201
Cousins Properties, Inc. REIT	788,454	20,326,344
Kilroy Realty Corp. REIT (b)	510,929	19,093,417
Vornado Realty Trust REIT	757,291	25,202,644
		79,364,606
OIL, GAS & CONSUMABLE FUELS — 2.9%
Antero Midstream Corp.	1,565,000	27,841,350
Antero Resources Corp. (a)	1,373,614	47,334,738
Chord Energy Corp.	266,925	24,743,948
Civitas Resources, Inc.	360,383	9,762,775
CNX Resources Corp. (a) (b)	632,923	23,272,579
DT Midstream, Inc.	476,595	57,038,890
HF Sinclair Corp.	733,967	33,821,199
Matador Resources Co.	548,351	23,272,016
Murphy Oil Corp. (b)	629,827	19,682,094
Ovintiv, Inc.	1,187,004	46,518,687
PBF Energy, Inc. Class A	386,092	10,470,815
Permian Resources Corp.	3,254,419	45,659,499
Range Resources Corp.	1,110,374	39,151,787
Viper Energy, Inc. Class A	790,636	30,542,269
		439,112,646
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	297,487	24,025,050
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	591,362	15,807,106
Coty, Inc. Class A (a) (b)	1,724,347	5,310,989
elf Beauty, Inc. (a) (b)	279,945	21,287,018
		42,405,113
PHARMACEUTICALS — 0.7%
Elanco Animal Health, Inc. (a) (b)	2,328,930	52,703,686
Jazz Pharmaceuticals PLC (a)	284,807	48,417,190
		101,120,876
PROFESSIONAL SERVICES — 2.9%
Booz Allen Hamilton Holding Corp.	568,540	47,962,034
CACI International, Inc. Class A (a)	103,498	55,144,769
Concentrix Corp. (b)	207,492	8,627,517
ExlService Holdings, Inc. (a)	744,973	31,616,654
Exponent, Inc. (b)	234,172	16,265,587
FTI Consulting, Inc. (a)	142,058	24,267,768
Security Description	Shares	Value
Genpact Ltd.	752,682	$35,210,464
KBR, Inc.	596,109	23,963,582
Maximus, Inc.	264,514	22,832,849
Parsons Corp. (a) (b)	249,932	15,445,798
Paylocity Holding Corp. (a)	206,777	31,533,493
Science Applications International Corp.	216,042	21,746,788
TransUnion	910,440	78,070,230
UL Solutions, Inc. Class A (b)	353,249	27,857,216
		440,544,749
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	221,254	74,445,333
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	1,528,049	49,050,373
Equity LifeStyle Properties, Inc. REIT	908,544	55,066,852
Independence Realty Trust, Inc. REIT (b)	1,117,919	19,541,224
		123,658,449
RETAIL REITs — 0.9%
Agree Realty Corp. REIT	537,709	38,731,179
Brixmor Property Group, Inc. REIT	1,436,878	37,674,941
Kite Realty Group Trust REIT	1,016,314	24,361,047
NNN REIT, Inc.	891,522	35,331,017
		136,098,184
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Allegro MicroSystems, Inc. (a) (b)	582,210	15,358,700
Amkor Technology, Inc. (b)	533,766	21,073,082
Cirrus Logic, Inc. (a)	239,537	28,385,134
Entegris, Inc. (b)	710,645	59,871,841
Lattice Semiconductor Corp. (a) (b)	641,113	47,173,095
MACOM Technology Solutions Holdings, Inc. (a)	300,195	51,417,400
MKS, Inc.	314,833	50,310,313
Onto Innovation, Inc. (a)	230,060	36,317,272
Rambus, Inc. (a) (b)	504,550	46,363,099
Silicon Laboratories, Inc. (a)	154,223	20,156,946
Synaptics, Inc. (a)	182,455	13,505,319
Universal Display Corp.	207,546	24,237,222
		414,169,423
SOFTWARE — 3.7%
Appfolio, Inc. Class A (a)	108,311	25,198,554
Bentley Systems, Inc. Class B (b)	699,101	26,681,190
Bill Holdings, Inc. (a)	418,442	22,821,827
Blackbaud, Inc. (a)	172,155	10,900,855
Commvault Systems, Inc. (a)	206,985	25,947,640
Docusign, Inc. (a)	942,728	64,482,595
Dolby Laboratories, Inc. Class A	287,201	18,444,048

See accompanying notes to financial statements.
8

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dropbox, Inc. Class A (a)	818,768	$22,761,750
Dynatrace, Inc. (a)	1,413,276	61,251,382
Guidewire Software, Inc. (a)	398,585	80,119,571
Manhattan Associates, Inc. (a)	282,436	48,948,983
Nutanix, Inc. Class A (a)	1,269,388	65,614,666
Pegasystems, Inc. (b)	430,220	25,692,738
Qualys, Inc. (a)	168,315	22,369,063
UiPath, Inc. Class A (a)	1,975,701	32,381,739
		553,616,601
SPECIALIZED REITs — 1.4%
CubeSmart REIT	1,068,639	38,524,436
EPR Properties REIT	357,413	17,834,909
Gaming & Leisure Properties, Inc. REIT	1,326,619	59,286,603
Lamar Advertising Co. Class A REIT (b)	407,146	51,536,541
National Storage Affiliates Trust REIT	332,254	9,372,885
PotlatchDeltic Corp. REIT	333,785	13,277,967
Rayonier, Inc. REIT	697,017	15,090,418
		204,923,759
SPECIALTY RETAIL — 3.4%
Abercrombie & Fitch Co. Class A (a)	220,963	27,812,613
AutoNation, Inc. (a)	128,410	26,514,097
Bath & Body Works, Inc.	967,884	19,435,111
Burlington Stores, Inc. (a)	291,941	84,327,158
Chewy, Inc. Class A (a)	1,056,479	34,916,631
Dick's Sporting Goods, Inc. (b)	309,882	61,347,340
Five Below, Inc. (a)	258,467	48,684,844
Floor & Decor Holdings, Inc. Class A (a) (b)	505,833	30,800,171
GameStop Corp. Class A (a)	1,931,136	38,777,211
Gap, Inc.	1,062,472	27,199,283
Lithia Motors, Inc. (b)	113,641	37,766,313
Murphy USA, Inc.	80,014	32,287,249
Penske Automotive Group, Inc. (b)	86,570	13,703,165
RH (a) (b)	72,155	12,926,568
Valvoline, Inc. (a)	596,693	17,339,899
		513,837,653
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Pure Storage, Inc. Class A (a)	1,463,781	98,087,965
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings Ltd. (a)	559,277	13,646,359
Columbia Sportswear Co. (b)	118,894	6,549,870
Crocs, Inc. (a) (b)	243,701	20,841,309
Security Description	Shares	Value
PVH Corp.	225,893	$15,139,349
VF Corp. (b)	1,540,660	27,855,133
		84,032,020
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	176,779	45,391,544
Core & Main, Inc. Class A (a)	893,750	46,448,187
GATX Corp.	167,572	28,420,211
MSC Industrial Direct Co., Inc. Class A (b)	214,741	18,059,718
Watsco, Inc. (b)	163,705	55,160,400
WESCO International, Inc.	228,026	55,784,281
		249,264,341
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	1,326,353	50,878,901
TOTAL COMMON STOCKS (Cost $12,921,950,209)		15,026,443,887
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	2,065,192	2,065,192
State Street Navigator Securities Lending Portfolio II (e) (f)	549,597,440	549,597,440
TOTAL SHORT-TERM INVESTMENTS (Cost $551,662,632)		551,662,632
TOTAL INVESTMENTS — 103.6% (Cost $13,473,612,841)		15,578,106,519
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(535,591,511)
NET ASSETS — 100.0%		$15,042,515,008
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
9

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	49	03/20/2026	$16,702,157	$16,293,479	$(408,678)

During the period ended December 31, 2025, the average notional value related to futures contracts was $13,126,983.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 15,026,443,887	$ —	$ —	$ 15,026,443,887
Short-Term Investments	551,662,632	—	—	551,662,632
TOTAL INVESTMENTS	$15,578,106,519	$—	$—	$15,578,106,519
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (408,678)	$ —	$ —	$ (408,678)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(408,678)	$—	$—	$(408,678)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,277,222	$7,277,222	$270,031,820	$275,243,850	$—	$—	2,065,192	$2,065,192	$217,921
State Street Navigator Securities Lending Portfolio II	477,291,052	477,291,052	2,949,368,544	2,877,062,156	—	—	549,597,440	549,597,440	718,108
Total		$484,568,274	$3,219,400,364	$3,152,306,006	$—	$—		$551,662,632	$936,029
See accompanying notes to financial statements.
10

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
Axon Enterprise, Inc. (a)	131,342	$74,593,062
Boeing Co. (a)	1,296,636	281,525,608
General Dynamics Corp.	420,117	141,436,589
General Electric Co.	1,747,133	538,169,378
Howmet Aerospace, Inc.	665,074	136,353,471
Huntington Ingalls Industries, Inc.	65,156	22,157,601
L3Harris Technologies, Inc.	309,582	90,883,988
Lockheed Martin Corp.	337,146	163,067,406
Northrop Grumman Corp.	222,176	126,686,977
RTX Corp.	2,220,199	407,184,497
Textron, Inc.	294,453	25,667,468
TransDigm Group, Inc.	93,234	123,987,235
		2,131,713,280
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	195,619	31,447,710
Expeditors International of Washington, Inc.	221,737	33,041,030
FedEx Corp.	359,395	103,814,840
United Parcel Service, Inc. Class B	1,224,593	121,467,380
		289,770,960
AIRLINES — 0.2%
Delta Air Lines, Inc.	1,072,184	74,409,570
Southwest Airlines Co.	854,895	35,332,810
United Airlines Holdings, Inc. (a)	536,350	59,974,657
		169,717,037
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	360,368	27,420,401
AUTOMOBILES — 2.4%
Ford Motor Co.	6,486,290	85,100,125
General Motors Co.	1,545,729	125,698,682
Tesla, Inc. (a)	4,654,524	2,093,232,533
		2,304,031,340
BANKS — 3.6%
Bank of America Corp.	11,124,320	611,837,600
Citigroup, Inc.	2,963,142	345,769,040
Citizens Financial Group, Inc.	712,261	41,603,165
Fifth Third Bancorp (b)	1,098,202	51,406,836
Huntington Bancshares, Inc.	2,602,255	45,149,124
JPMorgan Chase & Co.	4,509,341	1,452,999,857
KeyCorp	1,539,405	31,773,319
M&T Bank Corp.	253,889	51,153,556
PNC Financial Services Group, Inc.	649,035	135,473,075
Regions Financial Corp.	1,455,790	39,451,909
Truist Financial Corp.	2,117,929	104,223,286
U.S. Bancorp	2,575,594	137,433,696
Wells Fargo & Co.	5,197,751	484,430,393
		3,532,704,856
Security Description	Shares	Value
BEVERAGES — 1.0%
Brown-Forman Corp. Class B (b)	291,793	$7,604,126
Coca-Cola Co.	6,412,390	448,290,185
Constellation Brands, Inc. Class A	232,488	32,074,045
Keurig Dr. Pepper, Inc.	2,245,806	62,905,026
Molson Coors Beverage Co. Class B	279,331	13,039,171
Monster Beverage Corp. (a)	1,180,338	90,496,514
PepsiCo, Inc.	2,266,147	325,237,417
		979,646,484
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	2,926,798	668,744,075
Amgen, Inc.	891,934	291,938,918
Biogen, Inc. (a)	243,198	42,800,416
Gilead Sciences, Inc.	2,054,136	252,124,653
Incyte Corp. (a)	272,042	26,869,588
Moderna, Inc. (a) (b)	571,266	16,846,634
Regeneron Pharmaceuticals, Inc.	166,900	128,825,103
Vertex Pharmaceuticals, Inc. (a)	421,031	190,878,614
		1,619,028,001
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	16,112,711	3,719,135,953
eBay, Inc.	749,236	65,258,456
		3,784,394,409
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	188,819	12,628,215
Allegion PLC	141,752	22,569,753
Builders FirstSource, Inc. (a)	182,525	18,779,997
Carrier Global Corp.	1,313,115	69,384,997
Johnson Controls International PLC	1,012,177	121,208,196
Lennox International, Inc.	52,844	25,659,989
Masco Corp.	345,089	21,899,348
Trane Technologies PLC	367,228	142,925,138
		435,055,633
CAPITAL MARKETS — 3.4%
Ameriprise Financial, Inc.	154,545	75,779,595
ARES Management Corp. Class A	342,287	55,323,848
Bank of New York Mellon Corp.	1,154,353	134,008,840
Blackrock, Inc.	238,926	255,732,055
Blackstone, Inc.	1,222,971	188,508,750
Cboe Global Markets, Inc.	173,418	43,527,918
Charles Schwab Corp.	2,765,892	276,340,270
CME Group, Inc.	597,523	163,171,581
Coinbase Global, Inc. Class A (a)	377,540	85,376,896
FactSet Research Systems, Inc.	62,297	18,077,966
Franklin Resources, Inc. (b)	509,069	12,161,658
Goldman Sachs Group, Inc.	496,826	436,710,054

See accompanying notes to financial statements.
11

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	736,267	$47,349,331
Intercontinental Exchange, Inc.	944,612	152,989,360
Invesco Ltd.	738,427	19,398,477
KKR & Co., Inc.	1,135,119	144,704,970
Moody's Corp.	254,308	129,913,242
Morgan Stanley	2,000,321	355,116,987
MSCI, Inc.	124,783	71,591,751
Nasdaq, Inc.	745,470	72,407,501
Northern Trust Corp.	313,425	42,810,721
Raymond James Financial, Inc.	290,899	46,715,470
Robinhood Markets, Inc. Class A (a)	1,302,550	147,318,405
S&P Global, Inc.	513,888	268,552,730
State Street Corp. (c)	463,335	59,774,848
T. Rowe Price Group, Inc.	363,906	37,256,696
		3,340,619,920
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	368,257	90,966,844
Albemarle Corp.	195,206	27,609,937
CF Industries Holdings, Inc.	258,167	19,966,636
Corteva, Inc.	1,117,167	74,883,704
Dow, Inc.	1,175,217	27,476,573
DuPont de Nemours, Inc.	693,548	27,880,630
Ecolab, Inc.	422,282	110,857,471
International Flavors & Fragrances, Inc. (b)	424,575	28,612,109
Linde PLC	773,374	329,758,940
LyondellBasell Industries NV Class A	428,626	18,559,506
Mosaic Co.	528,004	12,719,616
PPG Industries, Inc.	374,525	38,373,831
Sherwin-Williams Co.	381,665	123,670,910
		931,336,707
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	565,921	106,432,763
Copart, Inc. (a)	1,472,475	57,647,396
Republic Services, Inc.	332,825	70,535,602
Rollins, Inc.	486,416	29,194,688
Veralto Corp.	411,549	41,064,359
Waste Management, Inc.	613,390	134,767,917
		439,642,725
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,710,575	224,136,642
Cisco Systems, Inc.	6,526,791	502,758,711
F5, Inc. (a)	94,891	24,221,877
Motorola Solutions, Inc.	275,988	105,791,720
		856,908,950
CONSTRUCTION & ENGINEERING — 0.2%
Comfort Systems USA, Inc.	58,188	54,306,278
EMCOR Group, Inc.	73,977	45,258,389
Quanta Services, Inc.	246,816	104,171,161
		203,735,828
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	1,110,640	$138,607,872
Martin Marietta Materials, Inc.	99,844	62,168,865
Vulcan Materials Co.	218,954	62,450,060
		263,226,797
CONSUMER FINANCE — 0.7%
American Express Co.	889,677	329,136,006
Capital One Financial Corp.	1,052,543	255,094,322
Synchrony Financial	596,630	49,776,841
		634,007,169
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	734,563	633,443,057
Dollar General Corp.	365,007	48,461,979
Dollar Tree, Inc. (a)	314,519	38,688,982
Kroger Co.	1,007,080	62,922,358
Sysco Corp.	790,898	58,281,274
Target Corp.	752,950	73,600,863
Walgreens Boots Alliance, Inc. (a)	3,400	1,802
Walmart, Inc.	7,261,362	808,988,341
		1,724,388,656
CONTAINERS & PACKAGING — 0.2%
Amcor PLC (b)	3,813,932	31,808,193
Avery Dennison Corp.	129,424	23,539,637
Ball Corp.	441,374	23,379,581
International Paper Co.	873,388	34,402,753
Packaging Corp. of America	148,063	30,535,033
Smurfit WestRock PLC	862,608	33,357,051
		177,022,248
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	230,918	28,393,677
Pool Corp.	54,650	12,501,188
		40,894,865
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	11,739,393	291,606,522
Verizon Communications, Inc.	6,979,693	284,282,896
		575,889,418
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	425,335	27,651,028
American Electric Power Co., Inc.	884,778	102,023,751
Constellation Energy Corp.	517,985	182,988,561
Duke Energy Corp.	1,286,455	150,785,391
Edison International	635,751	38,157,775
Entergy Corp.	739,516	68,353,464
Evergy, Inc.	382,681	27,740,546
Eversource Energy	622,049	41,882,559
Exelon Corp.	1,671,910	72,878,557
FirstEnergy Corp.	859,184	38,465,668
NextEra Energy, Inc.	3,449,627	276,936,056
NRG Energy, Inc.	316,977	50,475,417
PG&E Corp.	3,634,578	58,407,668

See accompanying notes to financial statements.
12

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pinnacle West Capital Corp. (b)	197,264	$17,497,317
PPL Corp.	1,222,323	42,805,751
Southern Co.	1,825,883	159,216,998
Xcel Energy, Inc.	979,627	72,355,250
		1,428,621,757
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	381,587	78,343,627
Eaton Corp. PLC	643,570	204,983,481
Emerson Electric Co.	931,897	123,681,370
GE Vernova, Inc.	449,535	293,802,590
Generac Holdings, Inc. (a)	97,152	13,248,618
Hubbell, Inc.	87,828	39,005,293
Rockwell Automation, Inc.	186,173	72,434,329
		825,499,308
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	2,027,583	274,007,566
CDW Corp.	217,186	29,580,733
Corning, Inc.	1,290,362	112,984,097
Jabil, Inc.	178,118	40,614,466
Keysight Technologies, Inc. (a)	284,531	57,813,854
TE Connectivity PLC	487,213	110,845,830
Teledyne Technologies, Inc. (a)	77,849	39,759,820
Trimble, Inc. (a)	393,079	30,797,740
Zebra Technologies Corp. Class A (a)	84,424	20,499,836
		716,903,942
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,632,776	74,356,619
Halliburton Co.	1,391,281	39,317,601
SLB Ltd.	2,469,678	94,786,242
		208,460,462
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	373,436	76,304,178
Live Nation Entertainment, Inc. (a) (b)	260,710	37,151,175
Netflix, Inc. (a)	7,018,649	658,068,530
Take-Two Interactive Software, Inc. (a)	287,263	73,547,946
TKO Group Holdings, Inc. (b)	109,218	22,826,562
Walt Disney Co.	2,956,172	336,323,688
Warner Bros Discovery, Inc. (a)	4,106,168	118,339,762
		1,322,561,841
FINANCIAL SERVICES — 3.9%
Apollo Global Management, Inc. (b)	769,209	111,350,695
Berkshire Hathaway, Inc. Class B (a)	3,037,202	1,526,649,585
Block, Inc. (a)	908,381	59,126,519
Corpay, Inc. (a)	116,077	34,931,052
Fidelity National Information Services, Inc.	855,644	56,866,100
Fiserv, Inc. (a)	891,704	59,895,758
Security Description	Shares	Value
Global Payments, Inc.	393,282	$30,440,027
Jack Henry & Associates, Inc.	120,305	21,953,256
Mastercard, Inc. Class A	1,358,332	775,444,572
PayPal Holdings, Inc.	1,551,164	90,556,954
Visa, Inc. Class A	2,795,567	980,433,303
		3,747,647,821
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	794,140	45,655,109
Bunge Global SA	224,605	20,007,813
Campbell's Co.	323,891	9,026,842
Conagra Brands, Inc.	793,784	13,740,401
General Mills, Inc.	882,956	41,057,454
Hershey Co.	245,365	44,651,523
Hormel Foods Corp.	480,175	11,380,147
J.M. Smucker Co.	176,001	17,214,658
Kraft Heinz Co.	1,406,817	34,115,312
Lamb Weston Holdings, Inc.	231,867	9,712,909
McCormick & Co., Inc.	419,200	28,551,712
Mondelez International, Inc. Class A	2,141,128	115,256,920
Tyson Foods, Inc. Class A	473,622	27,763,722
		418,134,522
GAS UTILITIES — 0.0% *
Atmos Energy Corp.	265,682	44,536,274
GROUND TRANSPORTATION — 0.8%
CSX Corp.	3,085,936	111,865,180
JB Hunt Transport Services, Inc.	123,840	24,067,066
Norfolk Southern Corp.	371,631	107,297,302
Old Dominion Freight Line, Inc.	305,566	47,912,749
Uber Technologies, Inc. (a)	3,441,051	281,168,277
Union Pacific Corp.	982,074	227,173,358
		799,483,932
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	2,880,623	360,913,256
Align Technology, Inc. (a)	109,119	17,038,932
Baxter International, Inc. (b)	846,051	16,168,035
Becton Dickinson & Co.	474,624	92,110,280
Boston Scientific Corp. (a)	2,456,079	234,187,133
Cooper Cos., Inc. (a)	329,630	27,016,475
Dexcom, Inc. (a)	643,454	42,706,042
Edwards Lifesciences Corp. (a)	961,109	81,934,542
GE HealthCare Technologies, Inc.	756,674	62,062,401
Hologic, Inc. (a)	367,563	27,379,768
IDEXX Laboratories, Inc. (a)	132,978	89,963,606
Insulet Corp. (a)	116,367	33,076,156
Intuitive Surgical, Inc. (a)	587,670	332,832,781
Medtronic PLC	2,126,065	204,229,804
ResMed, Inc. (b)	242,111	58,317,276
Solventum Corp. (a)	244,142	19,345,812
STERIS PLC	162,805	41,274,324
Stryker Corp.	569,589	200,193,446
Zimmer Biomet Holdings, Inc.	328,520	29,540,518
		1,970,290,587

See accompanying notes to financial statements.
13

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cardinal Health, Inc.	392,911	$80,743,211
Cencora, Inc.	321,131	108,461,995
Centene Corp. (a)	770,663	31,712,782
Cigna Group	443,756	122,134,964
CVS Health Corp.	2,100,392	166,687,109
DaVita, Inc. (a)	59,864	6,801,149
Elevance Health, Inc.	368,664	129,235,165
HCA Healthcare, Inc.	264,620	123,540,493
Henry Schein, Inc. (a)	163,710	12,373,202
Humana, Inc.	199,170	51,013,412
Labcorp Holdings, Inc.	137,684	34,542,162
McKesson Corp.	205,180	168,307,102
Molina Healthcare, Inc. (a)	84,824	14,720,357
Quest Diagnostics, Inc.	184,834	32,074,244
UnitedHealth Group, Inc.	1,499,799	495,098,648
Universal Health Services, Inc. Class B	91,138	19,869,907
		1,597,315,902
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	257,127	12,583,795
Healthpeak Properties, Inc. REIT	1,152,485	18,531,959
Ventas, Inc. REIT	778,919	60,272,752
Welltower, Inc. REIT	1,137,109	211,058,802
		302,447,308
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	1,056,511	18,731,940
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	704,875	95,665,635
Booking Holdings, Inc.	53,383	285,883,581
Carnival Corp. (a)	1,794,116	54,792,303
Chipotle Mexican Grill, Inc. (a)	2,190,545	81,050,165
Darden Restaurants, Inc.	193,387	35,587,076
Domino's Pizza, Inc.	51,781	21,583,356
DoorDash, Inc. Class A (a)	618,738	140,131,782
Expedia Group, Inc.	193,906	54,935,509
Hilton Worldwide Holdings, Inc.	384,867	110,553,046
Las Vegas Sands Corp.	502,408	32,701,737
Marriott International, Inc. Class A	369,309	114,574,424
McDonald's Corp.	1,179,063	360,357,025
MGM Resorts International (a) (b)	336,527	12,279,870
Norwegian Cruise Line Holdings Ltd. (a) (b)	766,296	17,103,727
Royal Caribbean Cruises Ltd. (b)	420,715	117,345,828
Starbucks Corp.	1,882,427	158,519,178
Wynn Resorts Ltd. (b)	139,686	16,808,416
Yum! Brands, Inc.	460,051	69,596,515
		1,779,469,173
Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	453,914	$65,377,233
Garmin Ltd.	271,028	54,978,030
Lennar Corp. Class A	358,083	36,810,932
NVR, Inc. (a)	4,695	34,239,555
PulteGroup, Inc.	324,144	38,009,126
		229,414,876
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	396,555	33,251,137
Clorox Co.	203,081	20,476,657
Colgate-Palmolive Co.	1,333,250	105,353,415
Kimberly-Clark Corp.	549,438	55,432,800
Procter & Gamble Co.	3,870,825	554,727,931
		769,241,940
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,180,945	16,934,751
Vistra Corp.	527,378	85,081,893
		102,016,644
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	878,493	140,646,729
Honeywell International, Inc.	1,051,635	205,163,472
		345,810,201
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	1,536,963	196,208,697
INSURANCE — 1.8%
Aflac, Inc.	781,883	86,218,239
Allstate Corp.	433,390	90,210,129
American International Group, Inc.	894,126	76,492,479
Aon PLC Class A	355,616	125,489,774
Arch Capital Group Ltd. (a)	598,312	57,390,087
Arthur J Gallagher & Co.	425,607	110,142,836
Assurant, Inc.	83,551	20,123,258
Brown & Brown, Inc.	483,916	38,568,105
Chubb Ltd.	606,170	189,197,780
Cincinnati Financial Corp.	259,097	42,315,722
Erie Indemnity Co. Class A (b)	41,872	12,002,609
Everest Group Ltd.	69,462	23,571,930
Globe Life, Inc.	132,137	18,480,681
Hartford Insurance Group, Inc.	461,673	63,618,539
Loews Corp.	281,524	29,647,293
Marsh & McLennan Cos., Inc.	810,956	150,448,557
MetLife, Inc.	917,394	72,419,082
Principal Financial Group, Inc.	329,530	29,067,841
Progressive Corp.	970,724	221,053,269
Prudential Financial, Inc.	578,887	65,344,765
Travelers Cos., Inc.	369,944	107,305,957
W.R. Berkley Corp.	496,345	34,803,711
Willis Towers Watson PLC	158,080	51,945,088
		1,715,857,731
INTERACTIVE MEDIA & SERVICES — 8.1%
Alphabet, Inc. Class A	9,636,313	3,016,165,969

See accompanying notes to financial statements.
14

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Alphabet, Inc. Class C	7,701,848	$2,416,839,903
Match Group, Inc.	383,979	12,398,682
Meta Platforms, Inc. Class A	3,607,160	2,381,050,244
		7,826,454,798
IT SERVICES — 1.0%
Accenture PLC Class A	1,026,595	275,435,439
Akamai Technologies, Inc. (a)	237,381	20,711,492
Cognizant Technology Solutions Corp. Class A	799,872	66,389,376
EPAM Systems, Inc. (a)	91,782	18,804,296
Gartner, Inc. (a)	119,488	30,144,433
GoDaddy, Inc. Class A (a)	224,566	27,864,149
International Business Machines Corp.	1,548,347	458,635,865
VeriSign, Inc.	137,333	33,365,052
		931,350,102
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	220,217	18,057,794
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	470,063	63,961,472
Bio-Techne Corp.	258,760	15,217,676
Charles River Laboratories International, Inc. (a)	81,394	16,236,475
Danaher Corp.	1,041,950	238,523,194
IQVIA Holdings, Inc. (a)	281,427	63,436,460
Mettler-Toledo International, Inc. (a)	34,237	47,732,883
Revvity, Inc. (b)	186,651	18,058,484
Thermo Fisher Scientific, Inc.	622,162	360,511,771
Waters Corp. (a)	98,629	37,462,253
West Pharmaceutical Services, Inc.	119,098	32,768,624
		893,909,292
MACHINERY — 1.6%
Caterpillar, Inc.	774,962	443,952,481
Cummins, Inc.	229,195	116,992,588
Deere & Co.	417,291	194,278,171
Dover Corp.	227,330	44,383,909
Fortive Corp.	526,086	29,045,208
IDEX Corp.	124,157	22,092,497
Illinois Tool Works, Inc.	436,925	107,614,627
Ingersoll Rand, Inc.	597,956	47,370,074
Nordson Corp.	88,679	21,321,092
Otis Worldwide Corp.	644,358	56,284,671
PACCAR, Inc.	869,906	95,263,406
Parker-Hannifin Corp.	209,068	183,762,409
Pentair PLC	272,027	28,328,892
Snap-on, Inc.	86,177	29,696,594
Stanley Black & Decker, Inc.	256,895	19,082,161
Westinghouse Air Brake Technologies Corp.	283,018	60,410,192
Xylem, Inc.	403,404	54,935,557
		1,554,814,529
Security Description	Shares	Value
MEDIA — 0.4%
Charter Communications, Inc. Class A (a) (b)	145,946	$30,466,228
Comcast Corp. Class A	6,018,259	179,885,762
Fox Corp. Class A	348,340	25,453,204
Fox Corp. Class B	244,909	15,901,941
News Corp. Class A	625,545	16,339,235
News Corp. Class B (b)	208,388	6,174,536
Omnicom Group, Inc.	529,942	42,792,817
Paramount Skydance Corp. Class B (b)	513,663	6,883,084
Trade Desk, Inc. Class A (a)	725,641	27,545,332
		351,442,139
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	2,376,388	120,696,746
Newmont Corp.	1,807,112	180,440,133
Nucor Corp.	380,251	62,022,741
Steel Dynamics, Inc. (b)	227,317	38,518,866
		401,678,486
MULTI-UTILITIES — 0.6%
Ameren Corp.	447,919	44,729,191
CenterPoint Energy, Inc.	1,079,775	41,398,574
CMS Energy Corp.	506,100	35,391,573
Consolidated Edison, Inc.	598,292	59,422,361
Dominion Energy, Inc.	1,412,758	82,773,491
DTE Energy Co.	343,962	44,364,219
NiSource, Inc.	793,245	33,125,911
Public Service Enterprise Group, Inc.	825,110	66,256,333
Sempra	1,079,990	95,352,317
WEC Energy Group, Inc.	541,039	57,057,973
		559,871,943
OFFICE REITs — 0.0% *
BXP, Inc. REIT (b)	243,728	16,446,765
OIL, GAS & CONSUMABLE FUELS — 2.6%
APA Corp.	592,642	14,496,023
Chevron Corp.	3,135,221	477,839,033
ConocoPhillips	2,047,874	191,701,485
Coterra Energy, Inc.	1,268,866	33,396,553
Devon Energy Corp.	1,036,216	37,956,592
Diamondback Energy, Inc.	307,895	46,285,855
EOG Resources, Inc.	900,472	94,558,565
EQT Corp.	1,033,965	55,420,524
Expand Energy Corp.	394,317	43,516,824
Exxon Mobil Corp.	6,984,016	840,456,485
Kinder Morgan, Inc.	3,237,772	89,006,352
Marathon Petroleum Corp.	497,766	80,951,685
Occidental Petroleum Corp.	1,187,457	48,828,232
ONEOK, Inc.	1,043,090	76,667,115
Phillips 66 Co.	667,852	86,179,622
Targa Resources Corp.	355,733	65,632,739
Texas Pacific Land Corp.	96,668	27,764,983
Valero Energy Corp.	505,574	82,302,391

See accompanying notes to financial statements.
15

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	2,020,759	$121,467,824
		2,514,428,882
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	406,651	42,584,493
Kenvue, Inc.	3,180,282	54,859,864
		97,444,357
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	3,372,004	181,885,896
Eli Lilly & Co.	1,315,218	1,413,438,480
Johnson & Johnson	3,989,629	825,653,722
Merck & Co., Inc.	4,110,430	432,663,862
Pfizer, Inc.	9,414,331	234,416,842
Viatris, Inc.	1,924,201	23,956,302
Zoetis, Inc.	729,595	91,797,643
		3,203,812,747
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	670,120	172,374,967
Broadridge Financial Solutions, Inc.	193,593	43,204,150
Dayforce, Inc. (a)	265,434	18,357,415
Equifax, Inc.	203,366	44,126,355
Jacobs Solutions, Inc.	197,861	26,208,668
Leidos Holdings, Inc.	212,587	38,350,695
Paychex, Inc.	537,405	60,286,093
Paycom Software, Inc.	82,984	13,224,330
Verisk Analytics, Inc.	231,320	51,743,971
		467,876,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	485,144	78,006,304
CoStar Group, Inc. (a)	700,356	47,091,937
		125,098,241
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	235,125	42,630,514
Camden Property Trust REIT	177,203	19,506,506
Equity Residential REIT	574,487	36,215,660
Essex Property Trust, Inc. REIT	106,844	27,958,938
Invitation Homes, Inc. REIT	933,860	25,951,969
Mid-America Apartment Communities, Inc. REIT	193,116	26,825,744
UDR, Inc. REIT	500,013	18,340,477
		197,429,808
RETAIL REITs — 0.2%
Federal Realty Investment Trust REIT	130,119	13,115,995
Kimco Realty Corp. REIT	1,122,489	22,752,852
Realty Income Corp. REIT (b)	1,526,677	86,058,783
Regency Centers Corp. REIT	270,968	18,704,921
Simon Property Group, Inc. REIT	540,965	100,138,031
		240,770,582
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Advanced Micro Devices, Inc. (a)	2,696,196	$577,417,335
Analog Devices, Inc.	814,679	220,940,945
Applied Materials, Inc.	1,319,212	339,024,292
Broadcom, Inc.	7,821,663	2,707,077,564
First Solar, Inc. (a)	177,965	46,489,797
Intel Corp. (a)	7,424,786	273,974,603
KLA Corp.	217,695	264,516,841
Lam Research Corp.	2,080,940	356,215,309
Microchip Technology, Inc.	893,162	56,912,283
Micron Technology, Inc.	1,859,220	530,639,980
Monolithic Power Systems, Inc.	79,505	72,060,152
NVIDIA Corp.	40,250,861	7,506,785,576
NXP Semiconductors NV	417,783	90,683,978
ON Semiconductor Corp. (a)	665,924	36,059,785
Qnity Electronics, Inc. Class W/I	346,670	28,305,605
QUALCOMM, Inc.	1,773,456	303,349,649
Skyworks Solutions, Inc.	246,046	15,601,777
Teradyne, Inc.	259,328	50,195,528
Texas Instruments, Inc.	1,505,129	261,124,830
		13,737,375,829
SOFTWARE — 10.3%
Adobe, Inc. (a)	692,926	242,517,171
AppLovin Corp. Class A (a)	448,405	302,144,257
Autodesk, Inc. (a)	352,207	104,256,794
Cadence Design Systems, Inc. (a)	451,168	141,026,093
Crowdstrike Holdings, Inc. Class A (a)	415,997	195,002,754
Datadog, Inc. Class A (a)	539,703	73,394,211
Fair Isaac Corp. (a)	39,318	66,471,797
Fortinet, Inc. (a)	1,046,248	83,082,554
Gen Digital, Inc.	926,022	25,178,538
Intuit, Inc.	461,897	305,969,811
Microsoft Corp.	12,311,079	5,953,884,026
Oracle Corp.	2,785,970	543,013,413
Palantir Technologies, Inc. Class A (a)	3,783,107	672,447,269
Palo Alto Networks, Inc. (a)	1,132,849	208,670,786
PTC, Inc. (a)	198,681	34,612,217
Roper Technologies, Inc.	178,403	79,412,527
Salesforce, Inc.	1,577,005	417,764,395
ServiceNow, Inc. (a)	1,717,570	263,114,548
Synopsys, Inc. (a)	307,339	144,363,275
Tyler Technologies, Inc. (a)	71,685	32,541,406
Workday, Inc. Class A (a)	359,390	77,189,784
		9,966,057,626
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	775,303	136,119,948
Crown Castle, Inc. REIT	720,112	63,996,353
Digital Realty Trust, Inc. REIT	535,534	82,852,465
Equinix, Inc. REIT	162,743	124,687,177
Extra Space Storage, Inc. REIT	351,837	45,816,214

See accompanying notes to financial statements.
16

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Iron Mountain, Inc. REIT	489,284	$40,586,108
Public Storage REIT	261,378	67,827,591
SBA Communications Corp. REIT	177,544	34,342,336
VICI Properties, Inc. REIT	1,772,041	49,829,793
Weyerhaeuser Co. REIT	1,191,944	28,237,153
		674,295,138
SPECIALTY RETAIL — 1.7%
AutoZone, Inc. (a)	27,514	93,313,731
Best Buy Co., Inc.	320,963	21,482,053
Carvana Co. (a)	233,866	98,696,129
Home Depot, Inc.	1,648,832	567,363,091
Lowe's Cos., Inc.	928,976	224,031,852
O'Reilly Automotive, Inc. (a)	1,398,703	127,575,701
Ross Stores, Inc.	539,577	97,199,401
TJX Cos., Inc.	1,842,667	283,052,078
Tractor Supply Co.	877,566	43,887,076
Ulta Beauty, Inc. (a)	74,512	45,080,505
Williams-Sonoma, Inc.	200,959	35,889,268
		1,637,570,885
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	24,475,719	6,653,968,967
Dell Technologies, Inc. Class C	499,240	62,844,331
Hewlett Packard Enterprise Co.	2,187,621	52,546,657
HP, Inc.	1,556,380	34,676,146
NetApp, Inc.	331,470	35,497,122
Sandisk Corp. (a)	230,193	54,643,214
Seagate Technology Holdings PLC	360,863	99,378,062
Super Micro Computer, Inc. (a) (b)	830,395	24,305,662
Western Digital Corp.	565,417	97,404,387
		7,115,264,548
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	239,667	24,846,278
Lululemon Athletica, Inc. (a)	179,531	37,308,337
NIKE, Inc. Class B	1,966,448	125,282,402
Ralph Lauren Corp.	64,299	22,736,769
Tapestry, Inc.	339,383	43,362,966
		253,536,752
TOBACCO — 0.6%
Altria Group, Inc.	2,779,642	160,274,158
Philip Morris International, Inc.	2,577,295	413,398,118
		573,672,276
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,898,227	$76,175,849
United Rentals, Inc.	105,994	85,783,064
WW Grainger, Inc.	72,415	73,070,356
		235,029,269
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	323,295	42,189,998
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	796,905	161,803,592
TOTAL COMMON STOCKS (Cost $82,630,198,785)		96,797,493,564
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	77,373,150	77,373,150
State Street Navigator Securities Lending Portfolio II (c) (f)	180,166,783	180,166,783
TOTAL SHORT-TERM INVESTMENTS (Cost $257,539,933)		257,539,933
TOTAL INVESTMENTS — 100.1% (Cost $82,887,738,718)		97,055,033,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(127,085,226)
NET ASSETS — 100.0%		$96,927,948,271
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
17

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	342	03/20/2026	$118,721,622	$117,861,750	$(859,872)

During the period ended December 31, 2025, the average notional value related to futures contracts was $112,863,221.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 96,797,491,762	$ 1,802	$ —	$ 96,797,493,564
Short-Term Investments	257,539,933	—	—	257,539,933
TOTAL INVESTMENTS	$97,055,031,695	$1,802	$—	$97,055,033,497
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (859,872)	$ —	$ —	$ (859,872)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(859,872)	$—	$—	$(859,872)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	397,795	$42,301,520	$16,674,290	$9,510,047	$3,059,502	$7,249,583	463,335	$59,774,848	$663,852
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,668,852	87,668,852	1,040,177,700	1,050,473,402	—	—	77,373,150	77,373,150	1,592,222
State Street Navigator Securities Lending Portfolio II	160,350,431	160,350,431	1,938,529,973	1,918,713,621	—	—	180,166,783	180,166,783	243,134
Total		$290,320,803	$2,995,381,963	$2,978,697,070	$3,059,502	$7,249,583		$317,314,781	$2,499,208
See accompanying notes to financial statements.
18

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	75,519	$42,889,506
Boeing Co. (a)	498,145	108,157,242
General Dynamics Corp.	194,843	65,595,844
General Electric Co.	793,407	244,393,158
Howmet Aerospace, Inc.	581,358	119,190,017
RTX Corp.	1,939,651	355,731,994
TransDigm Group, Inc.	81,428	108,287,026
		1,044,244,787
AUTOMOBILES — 2.5%
Tesla, Inc. (a)	2,520,784	1,133,646,980
BANKS — 1.9%
JPMorgan Chase & Co.	2,678,379	863,027,281
BEVERAGES — 0.5%
Coca-Cola Co.	2,351,601	164,400,426
Monster Beverage Corp. (a)	1,034,191	79,291,424
		243,691,850
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	1,176,040	268,713,380
Amgen, Inc.	529,578	173,336,175
Gilead Sciences, Inc.	968,739	118,903,025
Incyte Corp. (a)	239,121	23,617,981
		584,570,561
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	7,460,356	1,721,999,372
eBay, Inc.	484,999	42,243,413
		1,764,242,785
BUILDING PRODUCTS — 0.3%
Allegion PLC	67,365	10,725,855
Johnson Controls International PLC	584,865	70,037,584
Trane Technologies PLC	170,407	66,322,404
		147,085,843
CAPITAL MARKETS — 2.3%
Bank of New York Mellon Corp.	637,034	73,953,277
Cboe Global Markets, Inc.	77,384	19,423,384
CME Group, Inc.	292,809	79,960,282
Goldman Sachs Group, Inc.	282,002	247,879,758
Interactive Brokers Group, Inc. Class A	645,784	41,530,369
KKR & Co., Inc.	537,407	68,508,644
Moody's Corp.	106,791	54,554,182
Morgan Stanley	1,065,674	189,189,105
MSCI, Inc.	56,661	32,508,116
Robinhood Markets, Inc. Class A (a)	1,137,141	128,610,647
S&P Global, Inc.	197,198	103,053,703
		1,039,171,467
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Rollins, Inc.	425,581	25,543,372
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,493,540	$195,698,546
Cisco Systems, Inc.	3,021,103	232,715,564
		428,414,110
CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	51,030	47,625,789
EMCOR Group, Inc.	64,917	39,715,571
Quanta Services, Inc.	215,562	90,980,098
		178,321,458
CONSUMER FINANCE — 0.4%
American Express Co.	528,457	195,502,667
ELECTRIC UTILITIES — 0.3%
Constellation Energy Corp.	302,518	106,870,534
NRG Energy, Inc.	205,627	32,744,043
		139,614,577
ELECTRICAL EQUIPMENT — 0.6%
GE Vernova, Inc.	392,471	256,507,272
Rockwell Automation, Inc.	89,547	34,840,051
		291,347,323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	1,770,587	239,277,127
Corning, Inc.	780,597	68,349,073
Jabil, Inc.	94,496	21,546,978
TE Connectivity PLC	294,344	66,966,204
		396,139,382
ENTERTAINMENT — 1.5%
Electronic Arts, Inc.	152,974	31,257,177
Live Nation Entertainment, Inc. (a) (b)	121,344	17,291,520
Netflix, Inc. (a)	6,130,594	574,804,494
Take-Two Interactive Software, Inc. (a)	130,959	33,529,433
TKO Group Holdings, Inc.	96,123	20,089,707
		676,972,331
FINANCIAL SERVICES — 5.1%
Apollo Global Management, Inc.	356,847	51,657,172
Berkshire Hathaway, Inc. Class B (a)	2,653,298	1,333,680,240
Mastercard, Inc. Class A	794,804	453,737,707
Visa, Inc. Class A	1,342,872	470,958,639
		2,310,033,758
GROUND TRANSPORTATION — 0.5%
Uber Technologies, Inc. (a)	3,005,553	245,583,736
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Boston Scientific Corp. (a)	1,436,302	136,951,396
Dexcom, Inc. (a)	288,420	19,142,435
Edwards Lifesciences Corp. (a)	387,071	32,997,803
IDEXX Laboratories, Inc. (a)	115,421	78,085,769
Insulet Corp. (a)	102,004	28,993,617
Intuitive Surgical, Inc. (a)	512,807	290,433,372

See accompanying notes to financial statements.
19

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ResMed, Inc.	116,414	$28,040,640
STERIS PLC	71,151	18,038,202
Stryker Corp.	209,614	73,673,033
		706,356,267
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HCA Healthcare, Inc.	230,951	107,821,784
HEALTH CARE REITs — 0.5%
Ventas, Inc. REIT	354,187	27,406,990
Welltower, Inc. REIT	992,655	184,246,695
		211,653,685
HOTELS, RESTAURANTS & LEISURE — 2.3%
Airbnb, Inc. Class A (a)	289,839	39,336,949
Booking Holdings, Inc.	46,624	249,686,906
Carnival Corp. (a)	1,574,447	48,083,612
DoorDash, Inc. Class A (a)	540,559	122,425,802
Expedia Group, Inc.	169,665	48,067,791
Hilton Worldwide Holdings, Inc.	336,036	96,526,341
Las Vegas Sands Corp.	441,169	28,715,690
Marriott International, Inc. Class A	322,011	99,900,693
McDonald's Corp.	453,137	138,492,261
Norwegian Cruise Line Holdings Ltd. (a)	369,673	8,251,101
Royal Caribbean Cruises Ltd.	366,693	102,278,012
Wynn Resorts Ltd.	122,409	14,729,475
Yum! Brands, Inc.	197,271	29,843,157
		1,026,337,790
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	461,817	74,504,937
INSURANCE — 0.3%
Cincinnati Financial Corp.	133,480	21,799,954
Progressive Corp.	474,779	108,116,674
W.R. Berkley Corp.	248,128	17,398,735
		147,315,363
INTERACTIVE MEDIA & SERVICES — 15.1%
Alphabet, Inc. Class A	8,418,554	2,635,007,402
Alphabet, Inc. Class C	6,728,449	2,111,387,296
Meta Platforms, Inc. Class A	3,151,341	2,080,168,681
		6,826,563,379
IT SERVICES — 0.5%
International Business Machines Corp.	703,050	208,250,441
VeriSign, Inc.	120,971	29,389,904
		237,640,345
LIFE SCIENCES TOOLS & SERVICES — 0.0% *
Mettler-Toledo International, Inc. (a)	13,928	19,418,278
MACHINERY — 1.2%
Caterpillar, Inc.	677,028	387,849,030
Cummins, Inc.	134,107	68,454,918
Security Description	Shares	Value
Parker-Hannifin Corp.	102,151	$89,786,643
		546,090,591
MEDIA — 0.1%
Fox Corp. Class A	199,406	14,570,597
Fox Corp. Class B	142,040	9,222,657
		23,793,254
METALS & MINING — 0.4%
Newmont Corp.	1,578,205	157,583,769
PHARMACEUTICALS — 3.7%
Eli Lilly & Co.	1,149,036	1,234,846,009
Johnson & Johnson	2,056,497	425,592,054
		1,660,438,063
PROFESSIONAL SERVICES — 0.1%
Dayforce, Inc. (a)	104,419	7,221,618
Verisk Analytics, Inc.	107,115	23,960,554
		31,182,172
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	194,086	35,927,259
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 24.0%
Advanced Micro Devices, Inc. (a)	2,355,414	504,435,462
Applied Materials, Inc.	1,152,418	296,159,902
Broadcom, Inc.	6,833,159	2,364,956,330
First Solar, Inc. (a)	155,593	40,645,559
KLA Corp.	190,054	230,930,814
Lam Research Corp.	1,816,994	311,033,033
Micron Technology, Inc.	1,623,905	463,478,726
Monolithic Power Systems, Inc.	69,463	62,958,485
NVIDIA Corp.	35,162,446	6,557,796,179
Teradyne, Inc.	131,710	25,493,788
		10,857,888,278
SOFTWARE — 15.8%
AppLovin Corp. Class A (a)	391,565	263,844,328
Autodesk, Inc. (a)	179,133	53,025,159
Cadence Design Systems, Inc. (a)	248,654	77,724,267
Crowdstrike Holdings, Inc. Class A (a)	362,955	170,138,786
Datadog, Inc. Class A (a)	471,897	64,173,273
Fair Isaac Corp. (a)	16,846	28,480,185
Fortinet, Inc. (a)	577,430	45,853,716
Intuit, Inc.	225,795	149,571,124
Microsoft Corp.	10,754,721	5,201,198,170
Oracle Corp.	1,265,140	246,588,437
Palantir Technologies, Inc. Class A (a)	3,305,041	587,471,038
Palo Alto Networks, Inc. (a)	553,774	102,005,171
ServiceNow, Inc. (a)	915,133	140,189,224
Workday, Inc. Class A (a)	138,443	29,734,788
		7,159,997,666

See accompanying notes to financial statements.
20

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 0.9%
AutoZone, Inc. (a)	15,679	$53,175,329
Carvana Co. (a)	104,578	44,134,008
O'Reilly Automotive, Inc. (a)	1,220,457	111,317,883
Ross Stores, Inc.	226,365	40,777,391
TJX Cos., Inc.	885,168	135,970,656
Ulta Beauty, Inc. (a)	65,021	39,338,355
		424,713,622
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
Apple, Inc.	10,690,625	2,906,353,313
Sandisk Corp. (a)	201,882	47,922,749
Seagate Technology Holdings PLC	202,190	55,681,104
		3,009,957,166
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Ralph Lauren Corp.	56,207	19,875,357
Tapestry, Inc.	296,746	37,915,237
		57,790,594
TOBACCO — 0.5%
Philip Morris International, Inc.	1,260,834	202,237,773
TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals, Inc.	51,667	41,815,137
TOTAL COMMON STOCKS (Cost $31,601,972,564)		45,274,181,440
SHORT-TERM INVESTMENTS — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	15,036,800	15,036,800
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	808,500	$808,500
TOTAL SHORT-TERM INVESTMENTS (Cost $15,845,300)		15,845,300
TOTAL INVESTMENTS — 100.0% (Cost $31,617,817,864)		45,290,026,740
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		6,140,853
NET ASSETS — 100.0%		$45,296,167,593
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 45,274,181,440	$ —	$ —	$ 45,274,181,440
Short-Term Investments	15,845,300	—	—	15,845,300
TOTAL INVESTMENTS	$45,290,026,740	$—	$—	$45,290,026,740
See accompanying notes to financial statements.
21

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,208,705	$8,208,705	$230,208,140	$223,380,045	$—	$—	15,036,800	$15,036,800	$428,910
State Street Navigator Securities Lending Portfolio II	48,674,899	48,674,899	1,109,284,452	1,157,150,851	—	—	808,500	808,500	66,988
Total		$56,883,604	$1,339,492,592	$1,380,530,896	$—	$—		$15,845,300	$495,898
See accompanying notes to financial statements.
22

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AIR FREIGHT & LOGISTICS — 1.3%
United Parcel Service, Inc. Class B	916,021	$90,860,123
AUTOMOBILES — 1.5%
Ford Motor Co. (a)	8,341,000	109,433,920
BANKS — 10.0%
Citizens Financial Group, Inc.	1,905,838	111,319,998
Fifth Third Bancorp	2,200,039	102,983,826
Huntington Bancshares, Inc.	5,644,210	97,927,043
KeyCorp	5,076,738	104,783,872
Regions Financial Corp. (a)	3,571,089	96,776,512
Truist Financial Corp.	2,065,077	101,622,439
U.S. Bancorp	2,039,072	108,804,882
		724,218,572
BEVERAGES — 2.5%
Molson Coors Beverage Co. Class B	1,846,268	86,183,790
PepsiCo, Inc.	649,918	93,276,232
		179,460,022
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	492,164	112,454,552
CAPITAL MARKETS — 4.1%
Franklin Resources, Inc.	3,799,339	90,766,209
Invesco Ltd.	4,382,626	115,131,585
T. Rowe Price Group, Inc. (a)	873,184	89,396,578
		295,294,372
CHEMICALS — 2.1%
Dow, Inc. (a)	3,746,297	87,588,424
LyondellBasell Industries NV Class A (a)	1,547,276	66,997,051
		154,585,475
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Target Corp.	887,541	86,757,133
CONTAINERS & PACKAGING — 3.1%
Amcor PLC (a)	9,622,916	80,255,119
International Paper Co.	1,713,862	67,509,024
Smurfit WestRock PLC	1,955,438	75,616,788
		223,380,931
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	3,363,885	83,558,903
Verizon Communications, Inc.	2,180,122	88,796,369
		172,355,272
Security Description	Shares	Value
ELECTRIC UTILITIES — 10.8%
American Electric Power Co., Inc.	861,886	$99,384,075
Duke Energy Corp.	784,298	91,927,569
Edison International	1,826,520	109,627,730
Evergy, Inc.	1,346,133	97,581,181
Eversource Energy	1,414,239	95,220,712
Exelon Corp.	2,147,471	93,608,261
FirstEnergy Corp.	2,268,591	101,564,819
Pinnacle West Capital Corp.	1,022,422	90,688,831
		779,603,178
FOOD PRODUCTS — 8.1%
Archer-Daniels-Midland Co.	1,692,246	97,287,223
Campbell's Co.	2,866,900	79,900,503
Conagra Brands, Inc.	4,866,304	84,235,722
General Mills, Inc.	1,843,369	85,716,658
Hormel Foods Corp.	3,205,450	75,969,165
J.M. Smucker Co.	864,503	84,557,038
Kraft Heinz Co.	3,263,366	79,136,626
		586,802,935
HEALTH CARE PROVIDERS & SERVICES — 1.8%
CVS Health Corp.	1,598,633	126,867,515
HEALTH CARE REITs — 1.9%
Alexandria Real Estate Equities, Inc. REIT	1,144,663	56,019,807
Healthpeak Properties, Inc. REIT	4,977,194	80,033,280
		136,053,087
HOTEL & RESORT REITs — 1.4%
Host Hotels & Resorts, Inc. REIT	5,716,352	101,350,921
HOUSEHOLD PRODUCTS — 2.0%
Clorox Co.	714,652	72,058,361
Kimberly-Clark Corp.	735,184	74,172,714
		146,231,075
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	6,805,773	97,594,785
INSURANCE — 2.8%
Principal Financial Group, Inc.	1,169,173	103,132,751
Prudential Financial, Inc.	900,390	101,636,023
		204,768,774
LEISURE PRODUCTS — 1.4%
Hasbro, Inc.	1,251,427	102,617,014
MACHINERY — 1.3%
Stanley Black & Decker, Inc.	1,292,058	95,974,068

See accompanying notes to financial statements.
23

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.3%
Dominion Energy, Inc.	1,598,633	$93,663,907
OFFICE REITs — 1.2%
BXP, Inc. REIT	1,327,674	89,591,441
OIL, GAS & CONSUMABLE FUELS — 6.7%
APA Corp.	4,866,304	119,029,796
Chevron Corp.	602,706	91,858,421
Kinder Morgan, Inc.	3,425,225	94,159,435
ONEOK, Inc.	1,145,222	84,173,817
Phillips 66 Co.	755,467	97,485,462
		486,706,931
PERSONAL CARE PRODUCTS — 1.0%
Kenvue, Inc.	4,174,207	72,005,071
PHARMACEUTICALS — 6.1%
Bristol-Myers Squibb Co.	1,919,078	103,515,067
Merck & Co., Inc.	1,116,629	117,536,369
Pfizer, Inc.	3,704,917	92,252,433
Viatris, Inc.	10,044,883	125,058,793
		438,362,662
RESIDENTIAL REITs — 6.0%
Camden Property Trust REIT	826,758	91,009,520
Equity Residential REIT	1,388,317	87,519,504
Essex Property Trust, Inc. REIT	326,779	85,511,529
Mid-America Apartment Communities, Inc. REIT	619,196	86,012,516
UDR, Inc. REIT	2,318,432	85,040,086
		435,093,155
RETAIL REITs — 6.5%
Federal Realty Investment Trust REIT	991,655	99,958,824
Kimco Realty Corp. REIT	4,272,960	86,612,899
Realty Income Corp. REIT	1,618,747	91,248,769
Regency Centers Corp. REIT	1,313,011	90,637,149
Simon Property Group, Inc. REIT	569,348	105,392,008
		473,849,649
SPECIALIZED REITs — 4.4%
Crown Castle, Inc. REIT	824,507	73,273,937
Extra Space Storage, Inc. REIT	624,009	81,258,452
Public Storage REIT	326,893	84,828,733
Security Description	Shares	Value
VICI Properties, Inc. REIT	2,811,124	$79,048,807
		318,409,929
SPECIALTY RETAIL — 1.3%
Best Buy Co., Inc. (a)	1,395,745	93,417,213
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
HP, Inc. (a)	3,655,884	81,453,096
TOBACCO — 1.3%
Altria Group, Inc.	1,575,569	90,847,309
TOTAL COMMON STOCKS (Cost $7,478,841,056)		7,200,064,087

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	22,913,744	22,913,744
State Street Navigator Securities Lending Portfolio II (d) (e)	50,540,497	50,540,497
TOTAL SHORT-TERM INVESTMENTS (Cost $73,454,241)		73,454,241
TOTAL INVESTMENTS — 100.5% (Cost $7,552,295,297)		7,273,518,328
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(37,853,668)
NET ASSETS — 100.0%		$7,235,664,660
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	03/20/2026	$34,721,610	$34,462,500	$(259,110)
See accompanying notes to financial statements.
24

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

During the period ended December 31, 2025, the average notional value related to futures contracts was $33,189,643.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 7,200,064,087	$ —	$ —	$ 7,200,064,087
Short-Term Investments	73,454,241	—	—	73,454,241
TOTAL INVESTMENTS	$7,273,518,328	$—	$—	$7,273,518,328
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (259,110)	$ —	$ —	$ (259,110)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(259,110)	$—	$—	$(259,110)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,221,705	$20,221,705	$341,776,410	$339,084,371	$—	$—	22,913,744	$22,913,744	$432,786
State Street Navigator Securities Lending Portfolio II	74,063,324	74,063,324	1,196,841,557	1,220,364,384	—	—	50,540,497	50,540,497	65,412
Total		$94,285,029	$1,538,617,967	$1,559,448,755	$—	$—		$73,454,241	$498,198
See accompanying notes to financial statements.
25

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Axon Enterprise, Inc. (a)	31,117	$17,672,278
Boeing Co. (a)	510,347	110,806,541
General Dynamics Corp.	138,188	46,522,372
General Electric Co.	588,853	181,384,390
Huntington Ingalls Industries, Inc.	45,508	15,475,905
L3Harris Technologies, Inc.	216,937	63,686,195
Lockheed Martin Corp.	236,978	114,619,149
Northrop Grumman Corp.	156,198	89,065,662
Textron, Inc.	204,367	17,814,671
		657,047,163
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	137,002	22,024,442
Expeditors International of Washington, Inc.	155,428	23,160,326
FedEx Corp.	251,756	72,722,238
United Parcel Service, Inc. Class B	860,423	85,345,357
		203,252,363
AIRLINES — 0.4%
Delta Air Lines, Inc.	752,247	52,205,942
Southwest Airlines Co.	599,759	24,788,039
United Airlines Holdings, Inc. (a)	375,451	41,982,931
		118,976,912
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	250,599	19,068,078
AUTOMOBILES — 2.2%
Ford Motor Co.	4,538,780	59,548,794
General Motors Co.	1,086,107	88,322,221
Tesla, Inc. (a)	1,240,949	558,079,584
		705,950,599
BANKS — 5.7%
Bank of America Corp.	7,808,806	429,484,330
Citigroup, Inc.	2,080,474	242,770,511
Citizens Financial Group, Inc.	498,089	29,093,379
Fifth Third Bancorp	766,594	35,884,265
Huntington Bancshares, Inc.	1,823,305	31,634,342
JPMorgan Chase & Co.	1,012,677	326,304,783
KeyCorp	1,077,366	22,236,834
M&T Bank Corp.	178,239	35,911,594
PNC Financial Services Group, Inc.	456,514	95,288,167
Regions Financial Corp.	1,016,943	27,559,155
Truist Financial Corp.	1,483,583	73,007,119
U.S. Bancorp	1,809,457	96,552,626
Wells Fargo & Co.	3,649,054	340,091,833
		1,785,818,938
BEVERAGES — 1.6%
Brown-Forman Corp. Class B (b)	204,215	5,321,843
Coca-Cola Co.	2,611,476	182,568,287
Security Description	Shares	Value
Constellation Brands, Inc. Class A	163,493	$22,555,494
Keurig Dr. Pepper, Inc.	1,575,588	44,132,220
Molson Coors Beverage Co. Class B	196,352	9,165,711
PepsiCo, Inc.	1,589,867	228,177,712
		491,921,267
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	1,109,652	253,544,386
Amgen, Inc.	199,837	65,408,648
Biogen, Inc. (a)	170,130	29,941,179
Gilead Sciences, Inc.	664,583	81,570,917
Moderna, Inc. (a)	403,239	11,891,518
Regeneron Pharmaceuticals, Inc.	117,337	90,568,910
Vertex Pharmaceuticals, Inc. (a)	295,189	133,826,885
		666,752,443
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	5,312,865	1,226,315,499
eBay, Inc.	136,288	11,870,685
		1,238,186,184
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	131,483	8,793,583
Allegion PLC	45,894	7,307,243
Builders FirstSource, Inc. (a)	128,250	13,195,643
Carrier Global Corp.	918,135	48,514,253
Johnson Controls International PLC	240,979	28,857,235
Lennox International, Inc.	37,010	17,971,316
Masco Corp.	240,875	15,285,927
Trane Technologies PLC	120,865	47,040,658
		186,965,858
CAPITAL MARKETS — 4.8%
Ameriprise Financial, Inc.	107,750	52,834,135
ARES Management Corp. Class A	238,921	38,616,801
Bank of New York Mellon Corp.	299,233	34,737,959
Blackrock, Inc.	167,816	179,620,177
Blackstone, Inc.	859,188	132,435,238
Cboe Global Markets, Inc.	59,462	14,924,962
Charles Schwab Corp.	1,942,511	194,076,274
CME Group, Inc.	184,011	50,249,724
Coinbase Global, Inc. Class A (a)	264,608	59,838,453
FactSet Research Systems, Inc.	43,440	12,605,854
Franklin Resources, Inc.	356,468	8,516,021
Goldman Sachs Group, Inc.	122,173	107,390,067
Intercontinental Exchange, Inc.	663,621	107,480,057
Invesco Ltd.	516,194	13,560,416
KKR & Co., Inc.	366,147	46,676,420
Moody's Corp.	92,519	47,263,331
Morgan Stanley	548,364	97,351,061
MSCI, Inc.	41,831	23,999,700
Nasdaq, Inc.	523,136	50,812,200

See accompanying notes to financial statements.
26

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	219,328	$29,958,012
Raymond James Financial, Inc.	204,465	32,835,034
S&P Global, Inc.	202,059	105,594,013
State Street Corp. (c)	323,924	41,789,435
T. Rowe Price Group, Inc.	253,098	25,912,173
		1,509,077,517
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	258,099	63,755,615
Albemarle Corp. (b)	136,494	19,305,711
CF Industries Holdings, Inc.	180,885	13,989,646
Corteva, Inc.	783,671	52,529,467
Dow, Inc.	824,304	19,272,228
DuPont de Nemours, Inc.	485,900	19,533,180
Ecolab, Inc.	295,634	77,609,838
International Flavors & Fragrances, Inc.	297,005	20,015,167
Linde PLC	542,955	231,510,583
LyondellBasell Industries NV Class A	298,630	12,930,679
Mosaic Co.	368,105	8,867,649
PPG Industries, Inc.	260,248	26,665,010
Sherwin-Williams Co.	268,435	86,980,993
		652,965,766
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	396,152	74,504,307
Copart, Inc. (a)	1,032,630	40,427,464
Republic Services, Inc.	233,356	49,455,137
Veralto Corp.	287,958	28,732,449
Waste Management, Inc.	431,486	94,801,789
		287,921,146
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	2,154,250	165,941,878
F5, Inc. (a)	66,897	17,076,128
Motorola Solutions, Inc.	193,153	74,039,408
		257,057,414
CONSTRUCTION MATERIALS — 0.6%
CRH PLC	780,249	97,375,075
Martin Marietta Materials, Inc.	69,936	43,546,350
Vulcan Materials Co.	153,239	43,706,828
		184,628,253
CONSUMER FINANCE — 0.9%
American Express Co.	199,401	73,768,400
Capital One Financial Corp.	739,378	179,195,652
Synchrony Financial	417,705	34,849,128
		287,813,180
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.8%
Costco Wholesale Corp.	515,110	444,199,958
Dollar General Corp.	255,263	33,891,269
Dollar Tree, Inc. (a)	219,992	27,061,216
Kroger Co.	707,048	44,176,359
Sysco Corp.	555,348	40,923,594
Target Corp.	527,003	51,514,543
Security Description	Shares	Value
Walmart, Inc.	5,096,269	$567,775,329
		1,209,542,268
CONTAINERS & PACKAGING — 0.4%
Amcor PLC (b)	2,677,080	22,326,847
Avery Dennison Corp.	89,640	16,303,723
Ball Corp.	310,792	16,462,652
International Paper Co.	612,379	24,121,609
Packaging Corp. of America	103,642	21,374,090
Smurfit WestRock PLC	605,600	23,418,552
		124,007,473
DISTRIBUTORS — 0.1%
Genuine Parts Co.	161,337	19,837,997
Pool Corp.	38,009	8,694,559
		28,532,556
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	8,244,429	204,791,616
Verizon Communications, Inc.	4,903,438	199,717,030
		404,508,646
ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	298,115	19,380,456
American Electric Power Co., Inc.	620,764	71,580,297
Constellation Energy Corp.	119,520	42,222,830
Duke Energy Corp.	905,132	106,090,522
Edison International	446,246	26,783,685
Entergy Corp.	517,936	47,872,824
Evergy, Inc.	266,985	19,353,743
Eversource Energy	435,115	29,296,293
Exelon Corp.	1,171,668	51,073,008
FirstEnergy Corp.	602,949	26,994,027
NextEra Energy, Inc.	2,421,977	194,436,313
NRG Energy, Inc.	57,782	9,201,206
PG&E Corp.	2,548,984	40,962,173
Pinnacle West Capital Corp.	138,814	12,312,802
PPL Corp.	857,904	30,043,798
Southern Co.	1,281,494	111,746,277
Xcel Energy, Inc.	686,028	50,670,028
		890,020,282
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	266,974	54,812,432
Eaton Corp. PLC	451,843	143,916,514
Emerson Electric Co.	654,129	86,816,001
Generac Holdings, Inc. (a)	68,056	9,280,797
Hubbell, Inc.	61,640	27,374,940
Rockwell Automation, Inc.	58,590	22,795,611
		344,996,295
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	150,995	20,565,519
Corning, Inc.	280,490	24,559,705
Jabil, Inc.	48,317	11,017,242
Keysight Technologies, Inc. (a)	199,307	40,497,189

See accompanying notes to financial statements.
27

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
TE Connectivity PLC	105,772	$24,064,188
Teledyne Technologies, Inc. (a)	54,452	27,810,270
Trimble, Inc. (a)	275,926	21,618,802
Zebra Technologies Corp. Class A (a)	58,748	14,265,189
		184,398,104
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	1,144,389	52,115,475
Halliburton Co.	976,060	27,583,456
SLB Ltd.	1,732,556	66,495,499
		146,194,430
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	137,963	28,189,980
Live Nation Entertainment, Inc. (a) (b)	86,071	12,265,117
Take-Two Interactive Software, Inc. (a)	96,693	24,756,309
Walt Disney Co.	2,075,868	236,171,502
Warner Bros Discovery, Inc. (a)	2,885,752	83,167,373
		384,550,281
FINANCIAL SERVICES — 2.5%
Apollo Global Management, Inc.	253,101	36,638,901
Block, Inc. (a)	635,142	41,341,393
Corpay, Inc. (a)	81,128	24,413,849
Fidelity National Information Services, Inc.	600,565	39,913,550
Fiserv, Inc. (a)	623,760	41,897,959
Global Payments, Inc.	274,562	21,251,099
Jack Henry & Associates, Inc.	83,943	15,317,919
Mastercard, Inc. Class A	314,700	179,655,936
PayPal Holdings, Inc.	1,085,106	63,348,488
Visa, Inc. Class A	882,858	309,627,129
		773,406,223
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	557,328	32,040,787
Bunge Global SA	156,971	13,982,977
Campbell's Co.	227,874	6,350,848
Conagra Brands, Inc.	554,759	9,602,878
General Mills, Inc.	618,621	28,765,877
Hershey Co.	171,844	31,272,171
Hormel Foods Corp.	338,065	8,012,141
J.M. Smucker Co.	123,724	12,101,444
Kraft Heinz Co.	988,358	23,967,682
Lamb Weston Holdings, Inc.	161,616	6,770,094
McCormick & Co., Inc.	293,695	20,003,566
Mondelez International, Inc. Class A	1,502,624	80,886,250
Tyson Foods, Inc. Class A	328,261	19,242,660
		292,999,375
GAS UTILITIES — 0.1%
Atmos Energy Corp.	186,167	31,207,174
GROUND TRANSPORTATION — 1.2%
CSX Corp.	2,168,636	78,613,055
Security Description	Shares	Value
JB Hunt Transport Services, Inc.	87,239	$16,954,027
Norfolk Southern Corp.	260,233	75,134,472
Old Dominion Freight Line, Inc.	213,394	33,460,179
Union Pacific Corp.	689,948	159,598,772
		363,760,505
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	2,021,748	253,304,807
Align Technology, Inc. (a)	77,386	12,083,824
Baxter International, Inc. (b)	596,169	11,392,790
Becton Dickinson & Co.	332,410	64,510,809
Boston Scientific Corp. (a)	567,345	54,096,346
Cooper Cos., Inc. (a)	230,567	18,897,271
Dexcom, Inc. (a)	221,634	14,709,848
Edwards Lifesciences Corp. (a)	363,418	30,981,384
GE HealthCare Technologies, Inc.	528,287	43,330,100
Hologic, Inc. (a)	258,114	19,226,912
Medtronic PLC	1,492,075	143,328,724
ResMed, Inc. (b)	76,178	18,348,995
Solventum Corp. (a)	170,974	13,547,980
STERIS PLC	56,910	14,427,823
Stryker Corp.	232,460	81,702,716
Zimmer Biomet Holdings, Inc.	229,841	20,667,303
		814,557,632
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Cardinal Health, Inc.	275,548	56,625,114
Cencora, Inc.	224,843	75,940,723
Centene Corp. (a)	541,529	22,283,918
Cigna Group	311,046	85,609,191
CVS Health Corp.	1,477,275	117,236,544
DaVita, Inc. (a) (b)	40,942	4,651,421
Elevance Health, Inc.	258,755	90,706,565
Henry Schein, Inc. (a)	116,044	8,770,605
Humana, Inc.	139,490	35,727,574
Labcorp Holdings, Inc.	96,146	24,121,108
McKesson Corp.	143,630	117,818,253
Molina Healthcare, Inc. (a)	59,605	10,343,852
Quest Diagnostics, Inc.	129,015	22,387,973
UnitedHealth Group, Inc.	1,052,991	347,602,859
Universal Health Services, Inc. Class B	64,059	13,966,143
		1,033,791,843
HEALTH CARE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	180,384	8,827,993
Healthpeak Properties, Inc. REIT	805,959	12,959,821
Ventas, Inc. REIT	261,492	20,234,251
		42,022,065
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	741,708	13,150,483
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	261,415	35,479,244

See accompanying notes to financial statements.
28

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	1,533,493	$56,739,241
Darden Restaurants, Inc.	134,891	24,822,642
Domino's Pizza, Inc.	36,045	15,024,277
McDonald's Corp.	463,937	141,793,065
MGM Resorts International (a) (b)	237,900	8,680,971
Norwegian Cruise Line Holdings Ltd. (a)	232,310	5,185,159
Starbucks Corp.	1,323,005	111,410,251
Yum! Brands, Inc.	164,224	24,843,807
		423,978,657
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	317,610	45,745,368
Garmin Ltd.	189,597	38,459,751
Lennar Corp. Class A	250,222	25,722,822
NVR, Inc. (a)	3,289	23,985,921
PulteGroup, Inc.	226,046	26,506,154
		160,420,016
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	278,484	23,350,883
Clorox Co.	141,467	14,264,118
Colgate-Palmolive Co.	934,825	73,869,872
Kimberly-Clark Corp.	384,869	38,829,433
Procter & Gamble Co.	2,716,150	389,251,456
		539,565,762
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	825,873	11,843,019
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	618,352	98,998,155
Honeywell International, Inc.	738,568	144,087,231
		243,085,386
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	1,080,654	137,956,290
INSURANCE — 3.4%
Aflac, Inc.	547,043	60,322,432
Allstate Corp.	303,476	63,168,529
American International Group, Inc.	625,768	53,534,452
Aon PLC Class A	250,253	88,309,279
Arch Capital Group Ltd. (a)	418,778	40,169,186
Arthur J Gallagher & Co.	297,826	77,074,391
Assurant, Inc.	58,077	13,987,845
Brown & Brown, Inc.	340,526	27,139,922
Chubb Ltd.	425,834	132,911,308
Cincinnati Financial Corp.	74,189	12,116,547
Erie Indemnity Co. Class A	29,466	8,446,429
Everest Group Ltd.	48,678	16,518,879
Globe Life, Inc.	92,317	12,911,456
Hartford Insurance Group, Inc.	323,157	44,531,035
Loews Corp.	196,533	20,696,890
Marsh & McLennan Cos., Inc.	570,207	105,784,803
MetLife, Inc.	641,876	50,669,691
Security Description	Shares	Value
Principal Financial Group, Inc.	231,856	$20,452,018
Progressive Corp.	299,228	68,140,200
Prudential Financial, Inc.	405,911	45,819,234
Travelers Cos., Inc.	258,689	75,035,331
W.R. Berkley Corp.	149,718	10,498,226
Willis Towers Watson PLC	111,043	36,488,730
		1,084,726,813
INTERACTIVE MEDIA & SERVICES — 0.0% *
Match Group, Inc.	273,782	8,840,421
IT SERVICES — 1.5%
Accenture PLC Class A	721,179	193,492,326
Akamai Technologies, Inc. (a)	166,844	14,557,139
Cognizant Technology Solutions Corp. Class A	559,744	46,458,752
EPAM Systems, Inc. (a)	64,070	13,126,662
Gartner, Inc. (a)	83,596	21,089,599
GoDaddy, Inc. Class A (a)	156,726	19,446,562
International Business Machines Corp.	521,902	154,592,591
		462,763,631
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	154,616	12,678,512
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	328,788	44,738,183
Bio-Techne Corp.	180,697	10,626,791
Charles River Laboratories International, Inc. (a)	57,074	11,385,121
Danaher Corp.	731,216	167,389,967
IQVIA Holdings, Inc. (a)	197,504	44,519,377
Mettler-Toledo International, Inc. (a)	12,554	17,502,661
Revvity, Inc.	131,487	12,721,367
Thermo Fisher Scientific, Inc.	436,834	253,123,461
Waters Corp. (a)	69,042	26,224,223
West Pharmaceutical Services, Inc.	83,441	22,957,957
		611,189,108
MACHINERY — 2.1%
Cummins, Inc.	52,831	26,967,584
Deere & Co.	292,488	136,173,638
Dover Corp.	159,056	31,054,093
Fortive Corp.	368,341	20,336,107
IDEX Corp.	86,807	15,446,438
Illinois Tool Works, Inc.	306,163	75,407,947
Ingersoll Rand, Inc.	416,986	33,033,631
Nordson Corp.	61,908	14,884,540
Otis Worldwide Corp.	451,968	39,479,405
PACCAR, Inc.	609,096	66,702,103
Parker-Hannifin Corp.	64,393	56,598,871
Pentair PLC	189,779	19,763,585
Snap-on, Inc.	60,310	20,782,826
Stanley Black & Decker, Inc.	179,622	13,342,322
Westinghouse Air Brake Technologies Corp.	198,266	42,319,878

See accompanying notes to financial statements.
29

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	282,363	$38,452,193
		650,745,161
MEDIA — 0.7%
Charter Communications, Inc. Class A (a) (b)	102,051	21,303,146
Comcast Corp. Class A	4,228,941	126,403,046
Fox Corp. Class A (b)	82,154	6,002,993
Fox Corp. Class B	58,518	3,799,574
News Corp. Class A	434,294	11,343,759
News Corp. Class B (b)	143,157	4,241,742
Omnicom Group, Inc.	369,926	29,871,524
Paramount Skydance Corp. Class B	360,429	4,829,749
Trade Desk, Inc. Class A (a)	510,651	19,384,312
		227,179,845
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	1,672,130	84,927,482
Nucor Corp.	265,416	43,292,004
Steel Dynamics, Inc.	159,195	26,975,593
		155,195,079
MULTI-UTILITIES — 1.2%
Ameren Corp.	313,697	31,325,782
CenterPoint Energy, Inc.	757,147	29,029,016
CMS Energy Corp.	352,931	24,680,465
Consolidated Edison, Inc.	418,592	41,574,558
Dominion Energy, Inc.	990,316	58,022,615
DTE Energy Co.	240,860	31,066,123
NiSource, Inc.	553,420	23,110,819
Public Service Enterprise Group, Inc.	578,881	46,484,144
Sempra	756,932	66,829,526
WEC Energy Group, Inc.	377,253	39,785,101
		391,908,149
OFFICE REITs — 0.0% *
BXP, Inc. REIT	170,911	11,533,074
OIL, GAS & CONSUMABLE FUELS — 5.6%
APA Corp.	411,319	10,060,863
Chevron Corp.	2,200,251	335,340,255
ConocoPhillips	1,437,728	134,585,718
Coterra Energy, Inc.	882,998	23,240,507
Devon Energy Corp.	727,504	26,648,472
Diamondback Energy, Inc.	215,995	32,470,528
EOG Resources, Inc.	629,270	66,079,643
EQT Corp.	723,746	38,792,786
Expand Energy Corp.	276,214	30,482,977
Exxon Mobil Corp.	4,901,167	589,806,437
Kinder Morgan, Inc.	2,270,510	62,416,320
Marathon Petroleum Corp.	348,622	56,696,396
Occidental Petroleum Corp.	834,079	34,297,328
ONEOK, Inc.	729,742	53,636,037
Phillips 66 Co.	467,278	60,297,553
Targa Resources Corp.	248,952	45,931,644
Texas Pacific Land Corp.	67,155	19,288,259
Security Description	Shares	Value
Valero Energy Corp.	353,731	$57,583,869
Williams Cos., Inc.	1,422,074	85,480,868
		1,763,136,460
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	285,127	29,858,499
Kenvue, Inc.	2,221,819	38,326,378
		68,184,877
PHARMACEUTICALS — 2.9%
Bristol-Myers Squibb Co.	2,368,651	127,765,035
Johnson & Johnson	1,148,565	237,695,527
Merck & Co., Inc.	2,885,510	303,728,783
Pfizer, Inc.	6,613,225	164,669,302
Viatris, Inc.	1,335,747	16,630,050
Zoetis, Inc.	511,084	64,304,589
		914,793,286
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	470,626	121,059,126
Broadridge Financial Solutions, Inc.	135,370	30,210,523
Dayforce, Inc. (a)	102,076	7,059,576
Equifax, Inc.	141,947	30,799,660
Jacobs Solutions, Inc.	138,634	18,363,460
Leidos Holdings, Inc.	148,272	26,748,269
Paychex, Inc.	375,644	42,139,744
Paycom Software, Inc.	56,670	9,030,931
Verisk Analytics, Inc.	75,970	16,993,729
		302,405,018
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	339,963	54,662,651
CoStar Group, Inc. (a)	491,516	33,049,536
		87,712,187
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	164,016	29,737,741
Camden Property Trust REIT	123,388	13,582,551
Equity Residential REIT	401,533	25,312,640
Essex Property Trust, Inc. REIT	74,695	19,546,188
Invitation Homes, Inc. REIT	654,064	18,176,438
Mid-America Apartment Communities, Inc. REIT	135,780	18,861,200
UDR, Inc. REIT	348,785	12,793,434
		138,010,192
RETAIL REITs — 0.4%
Federal Realty Investment Trust REIT	91,043	9,177,134
Kimco Realty Corp. REIT	785,365	15,919,349
Realty Income Corp. REIT	1,066,840	60,137,771
Regency Centers Corp. REIT	190,901	13,177,896
Simon Property Group, Inc. REIT	223,377	41,349,316
		139,761,466

See accompanying notes to financial statements.
30

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Analog Devices, Inc.	572,247	$155,193,386
Intel Corp. (a)	5,214,464	192,413,722
Microchip Technology, Inc.	626,777	39,938,231
NXP Semiconductors NV	291,870	63,353,302
ON Semiconductor Corp. (a)	466,649	25,269,043
Qnity Electronics, Inc. Class W/I	242,888	19,831,805
QUALCOMM, Inc.	1,245,378	213,021,907
Skyworks Solutions, Inc.	172,435	10,934,103
Teradyne, Inc.	76,283	14,765,338
Texas Instruments, Inc.	1,056,721	183,330,526
		918,051,363
SOFTWARE — 3.9%
Adobe, Inc. (a)	486,866	170,398,231
Autodesk, Inc. (a)	103,745	30,709,557
Cadence Design Systems, Inc. (a)	116,808	36,511,845
Fair Isaac Corp. (a)	14,020	23,702,492
Fortinet, Inc. (a)	271,240	21,539,168
Gen Digital, Inc.	650,858	17,696,829
Intuit, Inc.	142,806	94,597,551
Oracle Corp.	938,966	183,013,863
Palo Alto Networks, Inc. (a)	349,029	64,291,142
PTC, Inc. (a)	138,934	24,203,692
Roper Technologies, Inc.	124,827	55,564,242
Salesforce, Inc.	1,106,772	293,194,971
ServiceNow, Inc. (a)	469,211	71,878,433
Synopsys, Inc. (a)	216,212	101,559,101
Tyler Technologies, Inc. (a)	49,905	22,654,375
Workday, Inc. Class A (a)	140,934	30,269,805
		1,241,785,297
SPECIALIZED REITs — 1.5%
American Tower Corp. REIT	544,996	95,684,948
Crown Castle, Inc. REIT	505,044	44,883,260
Digital Realty Trust, Inc. REIT	374,470	57,934,254
Equinix, Inc. REIT	114,322	87,588,943
Extra Space Storage, Inc. REIT	246,148	32,053,393
Iron Mountain, Inc. REIT	342,805	28,435,675
Public Storage REIT	183,147	47,526,646
SBA Communications Corp. REIT	123,564	23,900,985
VICI Properties, Inc. REIT	1,239,535	34,855,724
Weyerhaeuser Co. REIT	836,010	19,805,077
		472,668,905
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (a)	6,757	22,916,365
Best Buy Co., Inc.	226,599	15,166,271
Carvana Co. (a)	80,363	33,914,793
Home Depot, Inc.	1,156,999	398,123,356
Lowe's Cos., Inc.	652,360	157,323,138
Ross Stores, Inc.	196,135	35,331,759
TJX Cos., Inc.	583,084	89,567,533
Tractor Supply Co.	612,803	30,646,278
Security Description	Shares	Value
Williams-Sonoma, Inc.	141,247	$25,225,302
		808,214,795
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.1%
Apple, Inc.	8,584,345	2,333,740,032
Dell Technologies, Inc. Class C	349,544	44,000,599
Hewlett Packard Enterprise Co.	1,530,206	36,755,548
HP, Inc.	1,084,005	24,151,631
NetApp, Inc.	231,505	24,791,870
Seagate Technology Holdings PLC	90,960	25,049,474
Super Micro Computer, Inc. (a) (b)	581,558	17,022,203
Western Digital Corp.	396,514	68,307,467
		2,573,818,824
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	169,022	17,522,511
Lululemon Athletica, Inc. (a)	125,144	26,006,174
NIKE, Inc. Class B	1,384,980	88,237,076
		131,765,761
TOBACCO — 0.8%
Altria Group, Inc.	1,953,556	112,642,039
Philip Morris International, Inc.	796,956	127,831,742
		240,473,781
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	1,331,411	53,429,524
United Rentals, Inc.	32,470	26,278,620
WW Grainger, Inc.	50,738	51,197,179
		130,905,323
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	226,286	29,530,323
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	559,743	113,650,219
TOTAL COMMON STOCKS (Cost $29,588,809,170)		31,543,525,716
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	18,823,425	18,823,425
State Street Navigator Securities Lending Portfolio II (c) (f)	66,515,567	66,515,567
TOTAL SHORT-TERM INVESTMENTS (Cost $85,338,992)		85,338,992
TOTAL INVESTMENTS — 100.1% (Cost $29,674,148,162)		31,628,864,708
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(39,032,607)
NET ASSETS — 100.0%		$31,589,832,101

See accompanying notes to financial statements.
31

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 31,543,525,716	$ —	$ —	$ 31,543,525,716
Short-Term Investments	85,338,992	—	—	85,338,992
TOTAL INVESTMENTS	$31,628,864,708	$—	$—	$31,628,864,708

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	313,158	$33,301,222	$13,673,017	$12,704,405	$935,929	$6,583,672	323,924	$41,789,435	$511,287
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,769,323	16,769,323	543,098,322	541,044,220	—	—	18,823,425	18,823,425	570,629
State Street Navigator Securities Lending Portfolio II	75,661,969	75,661,969	760,895,296	770,041,698	—	—	66,515,567	66,515,567	67,829
Total		$125,732,514	$1,317,666,635	$1,323,790,323	$935,929	$6,583,672		$127,128,427	$1,149,745
See accompanying notes to financial statements.
32

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	347,297	$28,752,719
Mercury Systems, Inc. (a) (b)	469,426	34,272,792
Moog, Inc. Class A	251,664	61,292,767
National Presto Industries, Inc.	46,817	4,998,183
		129,316,461
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp. (a) (b)	195,799	4,894,975
Hub Group, Inc. Class A	536,194	22,847,226
		27,742,201
AIRLINES — 0.5%
Allegiant Travel Co. (a) (b)	119,518	10,191,300
JetBlue Airways Corp. (a) (b)	2,556,023	11,629,905
SkyWest, Inc. (a)	355,752	35,721,058
Sun Country Airlines Holdings, Inc. (a)	472,752	6,802,901
		64,345,164
AUTO COMPONENTS — 1.4%
Adient PLC (a)	700,823	13,434,777
American Axle & Manufacturing Holdings, Inc. (a) (b)	1,049,900	6,729,859
Dana, Inc.	1,036,143	24,618,758
Dorman Products, Inc. (a)	245,355	30,225,283
Fox Factory Holding Corp. (a)	374,038	6,399,790
Gentherm, Inc. (a)	271,225	9,864,453
LCI Industries	215,701	26,173,159
Patrick Industries, Inc. (b)	294,362	31,917,672
Phinia, Inc.	340,648	21,355,223
Standard Motor Products, Inc.	186,037	6,855,463
XPEL, Inc. (a) (b)	223,250	11,142,408
		188,716,845
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	251,957	10,209,298
BANKS — 8.6%
Ameris Bancorp	568,466	42,219,970
Atlantic Union Bankshares Corp. (b)	1,261,078	44,516,053
Axos Financial, Inc. (a)	500,668	43,137,555
Banc of California, Inc.	1,191,097	22,976,261
BancFirst Corp.	183,624	19,467,817
Bancorp, Inc. (a)	389,539	26,301,673
Bank of Hawaii Corp.	350,748	23,980,641
BankUnited, Inc.	668,835	29,809,976
Banner Corp.	301,758	18,908,156
Beacon Financial Corp.	739,081	19,489,566
Capitol Federal Financial, Inc.	1,083,046	7,375,543
Cathay General Bancorp	603,754	29,215,656
Central Pacific Financial Corp.	239,123	7,451,073
Security Description	Shares	Value
City Holding Co.	128,668	$15,337,226
Community Financial System, Inc.	467,984	26,881,001
Customers Bancorp, Inc. (a)	282,000	20,619,840
CVB Financial Corp.	1,140,199	21,207,701
Dime Community Bancshares, Inc.	365,376	10,994,164
Eagle Bancorp, Inc. (b)	250,011	5,355,236
FB Financial Corp.	358,304	19,993,363
First BanCorp	1,392,391	28,864,265
First Bancorp/Southern Pines NC	367,165	18,648,310
First Commonwealth Financial Corp.	924,815	15,592,381
First Financial Bancorp	917,296	22,950,746
First Hawaiian, Inc.	1,098,193	27,784,283
First Interstate BancSystem, Inc. Class A (b)	793,667	27,460,878
Fulton Financial Corp.	1,602,044	30,967,511
Hanmi Financial Corp.	262,247	7,088,536
Heritage Financial Corp.	297,782	7,042,544
Hilltop Holdings, Inc.	380,412	12,911,183
Hope Bancorp, Inc.	1,133,277	12,420,716
Independent Bank Corp.	439,207	32,097,248
Lakeland Financial Corp.	226,409	12,918,898
National Bank Holdings Corp. Class A	336,891	12,805,227
NBT Bancorp, Inc.	463,661	19,251,205
Northwest Bancshares, Inc.	1,289,763	15,477,156
OFG Bancorp	388,104	15,904,502
Park National Corp.	126,663	19,275,575
Pathward Financial, Inc.	200,070	14,204,970
Preferred Bank	99,441	9,390,214
Provident Financial Services, Inc.	1,154,852	22,808,327
Renasant Corp.	842,628	29,677,358
S&T Bancorp, Inc.	340,266	13,389,467
Seacoast Banking Corp. of Florida	860,863	27,048,315
ServisFirst Bancshares, Inc.	445,487	31,981,512
Simmons First National Corp. Class A	1,278,787	24,105,135
Southside Bancshares, Inc.	252,037	7,659,404
Stellar Bancorp, Inc.	405,303	12,540,075
Tompkins Financial Corp.	110,731	8,030,212
Triumph Financial, Inc. (a) (b)	199,556	12,498,192
TrustCo Bank Corp.	163,712	6,766,217
Trustmark Corp.	534,902	20,834,433
United Community Banks, Inc.	1,077,421	33,637,084
WaFd, Inc.	700,744	22,444,830
Westamerica BanCorp	223,686	10,698,901
WSFS Financial Corp.	485,486	26,818,247
		1,129,232,528

See accompanying notes to financial statements.
33

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BEVERAGES — 0.0% *
National Beverage Corp. (a) (b)	212,021	$6,761,350
BIOTECHNOLOGY — 4.0%
ACADIA Pharmaceuticals, Inc. (a)	1,105,102	29,517,274
ADMA Biologics, Inc. (a)	2,110,965	38,504,002
Alkermes PLC (a)	1,464,513	40,977,074
Arcus Biosciences, Inc. (a) (b)	756,972	18,038,643
Arrowhead Pharmaceuticals, Inc. (a)	1,225,982	81,392,945
Catalyst Pharmaceuticals, Inc. (a)	1,026,690	23,962,945
Dynavax Technologies Corp. (a)	871,258	13,399,948
Krystal Biotech, Inc. (a)	228,960	56,447,798
Myriad Genetics, Inc. (a)	831,728	5,115,127
Protagonist Therapeutics, Inc. (a)	519,541	45,376,711
PTC Therapeutics, Inc. (a)	712,216	54,099,927
Sarepta Therapeutics, Inc. (a)	928,661	19,984,785
TG Therapeutics, Inc. (a) (b)	1,202,226	35,838,357
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Veracyte, Inc. (a)	703,330	29,610,193
Vericel Corp. (a)	451,232	16,248,864
Vir Biotechnology, Inc. (a)	839,985	5,065,110
Xencor, Inc. (a) (b)	635,045	9,722,539
		523,305,594
BROADLINE RETAIL — 0.5%
Etsy, Inc. (a) (b)	874,894	48,504,123
Kohl's Corp.	998,362	20,376,569
		68,880,692
BUILDING PRODUCTS — 2.7%
American Woodmark Corp. (a)	130,867	7,053,731
Apogee Enterprises, Inc.	190,237	6,926,529
Armstrong World Industries, Inc.	382,790	73,151,169
AZZ, Inc.	266,431	28,556,075
CSW Industrials, Inc. (b)	147,844	43,396,649
Gibraltar Industries, Inc. (a)	259,073	12,808,569
Griffon Corp.	347,927	25,624,824
Hayward Holdings, Inc. (a)	1,774,167	27,410,880
Insteel Industries, Inc.	172,794	5,472,386
Masterbrand, Inc. (a)	1,113,772	12,296,043
Quanex Building Products Corp. (b)	394,978	6,074,762
Resideo Technologies, Inc. (a)	1,224,333	42,998,575
Zurn Elkay Water Solutions Corp.	1,320,956	61,411,244
		353,181,436
Security Description	Shares	Value
CAPITAL MARKETS — 3.3%
Acadian Asset Management, Inc.	236,571	$11,118,837
Artisan Partners Asset Management, Inc. Class A	625,451	25,480,874
BGC Group, Inc. Class A	3,185,454	28,446,104
Cohen & Steers, Inc.	246,109	15,450,723
Donnelley Financial Solutions, Inc. (a)	234,826	10,964,026
MarketAxess Holdings, Inc.	329,485	59,719,156
Moelis & Co. Class A	655,690	45,072,131
Piper Sandler Cos.	147,483	50,101,450
PJT Partners, Inc. Class A	215,543	36,038,790
StepStone Group, Inc. Class A	646,084	41,459,210
StoneX Group, Inc. (a)	410,264	39,028,414
Victory Capital Holdings, Inc. Class A	425,865	26,867,823
Virtu Financial, Inc. Class A	711,137	23,695,085
Virtus Investment Partners, Inc.	56,769	9,261,862
WisdomTree, Inc. (b)	1,017,651	12,405,166
		435,109,651
CHEMICALS — 3.6%
Balchem Corp.	286,517	43,940,247
Celanese Corp.	969,922	41,008,302
Chemours Co. (b)	1,334,643	15,735,441
Eastman Chemical Co.	1,010,572	64,504,811
Element Solutions, Inc. (b)	2,017,445	50,415,950
FMC Corp. (b)	1,110,631	15,404,452
Hawkins, Inc. (b)	184,324	26,185,067
HB Fuller Co.	481,069	28,604,363
Ingevity Corp. (a)	318,811	18,867,235
Innospec, Inc.	220,974	16,913,350
Koppers Holdings, Inc. (b)	172,385	4,668,186
Minerals Technologies, Inc.	277,684	16,924,840
Quaker Chemical Corp. (b)	120,475	16,542,422
Sensient Technologies Corp.	376,398	35,362,592
Solstice Advanced Materials, Inc. (a)	1,407,498	68,376,253
Stepan Co.	192,775	9,129,824
		472,583,335
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	543,385	22,985,185
Brady Corp. Class A	384,350	30,121,509
Casella Waste Systems, Inc. Class A (a)	554,379	54,295,879
CoreCivic, Inc. (a)	927,334	17,721,353
Deluxe Corp.	402,536	8,988,629
Enviri Corp. (a) (b)	707,676	12,681,554
GEO Group, Inc. (a)	1,211,974	19,537,021
Healthcare Services Group, Inc. (a)	624,747	11,945,163
HNI Corp.	607,430	25,536,357
Interface, Inc.	518,189	14,467,837

See accompanying notes to financial statements.
34

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Liquidity Services, Inc. (a)	212,085	$6,428,296
MillerKnoll, Inc.	609,330	11,138,552
OPENLANE, Inc. (a)	947,378	28,212,917
Pitney Bowes, Inc. (b)	1,313,091	13,879,372
UniFirst Corp.	129,254	24,933,097
Vestis Corp. (b)	993,483	6,626,532
		309,499,253
COMMUNICATIONS EQUIPMENT — 1.3%
Calix, Inc. (a)	535,797	28,359,735
Digi International, Inc. (a)	326,320	14,126,393
Extreme Networks, Inc. (a)	1,181,496	19,671,908
Harmonic, Inc. (a)	991,478	9,805,717
NetScout Systems, Inc. (a)	608,024	16,453,130
Viasat, Inc. (a) (b)	1,198,968	41,316,437
Viavi Solutions, Inc. (a)	1,987,897	35,424,325
		165,157,645
CONSTRUCTION & ENGINEERING — 1.9%
Arcosa, Inc.	435,850	46,339,572
Everus Construction Group, Inc. (a)	452,197	38,689,975
Granite Construction, Inc. (b)	387,209	44,664,558
MYR Group, Inc. (a)	138,127	30,180,750
Primoris Services Corp.	479,160	59,482,922
WillScot Holdings Corp. (b)	1,610,455	30,324,868
		249,682,645
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc.	404,616	29,953,723
Encore Capital Group, Inc. (a)	197,481	10,733,092
Enova International, Inc. (a)	219,977	34,580,384
EZCORP, Inc. Class A (a) (b)	512,803	9,958,634
Navient Corp. (b)	589,900	7,668,700
PRA Group, Inc. (a)	347,837	6,153,237
PROG Holdings, Inc.	352,391	10,392,011
World Acceptance Corp. (a) (b)	25,437	3,571,100
		113,010,881
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	298,073	15,848,541
Chefs' Warehouse, Inc. (a)	319,569	19,918,736
Grocery Outlet Holding Corp. (a) (b)	878,859	8,876,476
PriceSmart, Inc. (b)	223,713	27,442,874
United Natural Foods, Inc. (a)	542,090	18,252,170
		90,338,797
CONTAINERS & PACKAGING — 0.6%
O-I Glass, Inc. (a) (b)	1,360,744	20,084,582
Security Description	Shares	Value
Sealed Air Corp.	1,303,147	$53,989,380
		74,073,962
DISTRIBUTORS — 0.5%
LKQ Corp. (b)	2,268,648	68,513,170
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	322,968	33,417,499
Frontdoor, Inc. (a)	639,792	36,909,600
Matthews International Corp. Class A (b)	268,566	7,014,944
Mister Car Wash, Inc. (a) (b)	871,861	4,847,547
Perdoceo Education Corp.	537,330	15,759,889
Strategic Education, Inc.	206,134	16,531,947
Stride, Inc. (a) (b)	384,147	24,942,665
		139,424,091
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. REIT	647,286	13,359,983
American Assets Trust, Inc. REIT	418,749	7,926,918
Armada Hoffler Properties, Inc. REIT (b)	692,872	4,586,813
Essential Properties Realty Trust, Inc. REIT (b)	1,757,580	52,129,823
Global Net Lease, Inc. REIT	1,733,956	14,912,022
		92,915,559
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	424,473	9,151,638
Iridium Communications, Inc.	927,770	16,124,643
Lumen Technologies, Inc. (a)	8,365,308	64,998,443
Shenandoah Telecommunications Co. (b)	408,454	4,721,728
Uniti Group, Inc. (b)	1,598,835	11,207,833
		106,204,285
ELECTRIC UTILITIES — 0.6%
Hawaiian Electric Industries, Inc. (a) (b)	1,529,543	18,813,379
MGE Energy, Inc.	323,377	25,359,224
Otter Tail Corp.	371,352	30,008,955
		74,181,558
ELECTRICAL EQUIPMENT — 0.7%
Powell Industries, Inc. (b)	83,933	26,756,162
Sunrun, Inc. (a)	2,059,732	37,899,069
Vicor Corp. (a) (b)	201,416	22,075,193
		86,730,424

See accompanying notes to financial statements.
35

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Advanced Energy Industries, Inc.	334,226	$69,976,898
Arlo Technologies, Inc. (a)	935,776	13,091,506
Badger Meter, Inc. (b)	261,402	45,591,123
Benchmark Electronics, Inc.	319,571	13,664,856
CTS Corp.	255,649	10,959,673
ePlus, Inc.	233,862	20,509,697
Insight Enterprises, Inc. (a)	274,462	22,360,419
Itron, Inc. (a)	405,494	37,654,173
Knowles Corp. (a)	749,446	16,060,628
Mirion Technologies, Inc. (a) (b)	2,202,608	51,585,079
OSI Systems, Inc. (a) (b)	141,297	36,039,213
PC Connection, Inc.	100,099	5,781,718
Plexus Corp. (a)	240,131	35,299,257
Ralliant Corp.	1,000,340	50,927,309
Rogers Corp. (a) (b)	147,641	13,519,486
Sanmina Corp. (a)	483,896	72,618,273
ScanSource, Inc. (a)	178,761	6,982,405
TTM Technologies, Inc. (a)	916,423	63,233,187
Vishay Intertechnology, Inc.	1,085,278	15,725,678
		601,580,578
ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc.	1,553,890	40,432,218
Atlas Energy Solutions, Inc. (b)	685,289	6,455,422
Bristow Group, Inc. (a)	226,974	8,311,788
Cactus, Inc. Class A	610,254	27,876,403
Core Laboratories, Inc. (b)	419,763	6,728,801
Helix Energy Solutions Group, Inc. (a)	1,224,334	7,676,574
Helmerich & Payne, Inc. (b)	877,272	25,160,161
Innovex International, Inc. (a) (b)	341,238	7,462,875
Kodiak Gas Services, Inc.	736,832	27,557,517
Liberty Energy, Inc.	1,428,166	26,363,944
Noble Corp. PLC (b)	1,109,578	31,334,483
Oceaneering International, Inc. (a)	880,282	21,153,177
Patterson-UTI Energy, Inc.	3,053,991	18,659,885
RPC, Inc. (b)	789,801	4,296,517
Tidewater, Inc. (a) (b)	411,130	20,766,176
		280,235,941
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (b)	915,474	21,275,616
Madison Square Garden Sports Corp. (a)	159,680	41,301,232
		62,576,848
FINANCIAL SERVICES — 2.2%
Enact Holdings, Inc.	256,479	10,166,828
Security Description	Shares	Value
EVERTEC, Inc.	572,213	$16,645,676
HA Sustainable Infrastructure Capital, Inc. (b)	1,118,119	35,142,480
Jackson Financial, Inc. Class A	602,374	64,243,187
NCR Atleos Corp. (a) (b)	652,738	24,875,845
NMI Holdings, Inc. (a)	681,684	27,805,890
Payoneer Global, Inc. (a)	2,544,013	14,297,353
Radian Group, Inc.	1,203,255	43,305,148
Sezzle, Inc. (a) (b)	151,770	9,633,601
Walker & Dunlop, Inc.	300,047	18,047,827
Western Union Co. (b)	2,815,396	26,211,337
		290,375,172
FOOD PRODUCTS — 1.0%
Cal-Maine Foods, Inc. (b)	404,190	32,161,398
Fresh Del Monte Produce, Inc.	295,349	10,523,285
Freshpet, Inc. (a) (b)	430,439	26,226,648
J&J Snack Foods Corp.	136,995	12,380,238
John B Sanfilippo & Son, Inc.	80,805	5,704,833
Simply Good Foods Co. (a)	812,433	16,313,655
Tootsie Roll Industries, Inc. (b)	177,706	6,509,371
TreeHouse Foods, Inc. (a)	396,810	9,360,748
Vital Farms, Inc. (a) (b)	328,780	10,501,233
		129,681,409
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	209,168	26,095,800
MDU Resources Group, Inc. (b)	1,819,152	35,509,847
Northwest Natural Holding Co.	370,709	17,326,938
		78,932,585
GROUND TRANSPORTATION — 0.6%
ArcBest Corp. (b)	198,176	14,702,678
Heartland Express, Inc. (b)	408,205	3,686,091
Hertz Global Holdings, Inc. (a) (b)	1,098,281	5,645,164
Marten Transport Ltd.	501,848	5,711,030
RXO, Inc. (a) (b)	1,466,049	18,530,859
Schneider National, Inc. Class B	445,022	11,806,434
Werner Enterprises, Inc.	531,416	15,947,794
		76,030,050
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Artivion, Inc. (a)	369,116	16,835,381
Avanos Medical, Inc. (a)	421,556	4,734,074
CONMED Corp.	270,293	10,973,896
Embecta Corp.	524,360	6,229,397
Enovis Corp. (a) (b)	510,067	13,588,185
Glaukos Corp. (a)	509,107	57,483,271
ICU Medical, Inc. (a)	218,478	31,170,256

See accompanying notes to financial statements.
36

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Inspire Medical Systems, Inc. (a)	234,348	$21,613,916
Integer Holdings Corp. (a)	309,506	24,274,556
Integra LifeSciences Holdings Corp. (a)	598,851	7,437,729
LeMaitre Vascular, Inc.	186,643	15,136,747
Merit Medical Systems, Inc. (a)	527,330	46,478,866
Neogen Corp. (a) (b)	1,936,874	13,538,749
Omnicell, Inc. (a)	397,295	17,997,464
QuidelOrtho Corp. (a) (b)	605,299	17,287,340
STAAR Surgical Co. (a) (b)	446,295	10,304,952
Tandem Diabetes Care, Inc. (a)	600,929	13,208,419
Teleflex, Inc.	391,305	47,754,862
TransMedics Group, Inc. (a) (b)	301,963	36,733,799
UFP Technologies, Inc. (a) (b)	68,914	15,300,975
		428,082,834
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a) (b)	824,804	11,703,969
AdaptHealth Corp. (a)	938,118	9,343,655
Addus HomeCare Corp. (a)	162,471	17,447,761
AMN Healthcare Services, Inc. (a)	342,655	5,400,243
Astrana Health, Inc. (a) (b)	384,035	9,527,908
BrightSpring Health Services, Inc. (a) (b)	1,008,332	37,762,033
Concentra Group Holdings Parent, Inc.	1,051,020	20,684,074
CorVel Corp. (a)	275,463	18,640,581
National HealthCare Corp.	110,208	15,108,415
NeoGenomics, Inc. (a) (b)	1,153,415	13,564,160
OmniAb, Inc. (a) (c)	84,362	—
Pediatrix Medical Group, Inc. (a)	744,647	15,927,999
Privia Health Group, Inc. (a)	1,023,917	24,277,072
Progyny, Inc. (a)	705,596	18,119,705
RadNet, Inc. (a)	616,593	43,993,911
Select Medical Holdings Corp.	979,069	14,539,175
U.S. Physical Therapy, Inc. (b)	132,931	10,380,582
		286,421,243
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc. (b)	1,981,581	71,653,969
LTC Properties, Inc. REIT	422,860	14,537,927
Medical Properties Trust, Inc. REIT (b)	4,366,081	21,830,405
Universal Health Realty Income Trust REIT (b)	113,069	4,433,435
		112,455,736
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a)	1,074,866	$9,469,569
HealthStream, Inc.	206,453	4,762,871
Schrodinger, Inc. (a) (b)	500,670	8,951,980
Waystar Holding Corp. (a) (b)	1,017,799	33,332,917
		56,517,337
HOTEL & RESORT REITs — 1.0%
Apple Hospitality REIT, Inc. (b)	1,957,078	23,191,374
DiamondRock Hospitality Co. REIT	1,798,828	16,117,499
Pebblebrook Hotel Trust REIT (b)	1,005,392	11,381,037
Ryman Hospitality Properties, Inc. REIT	558,846	52,878,009
Summit Hotel Properties, Inc. REIT	920,132	4,481,043
Sunstone Hotel Investors, Inc. REIT	1,696,004	15,162,276
Xenia Hotels & Resorts, Inc. REIT	837,491	11,842,123
		135,053,361
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a) (b)	187,847	7,401,172
Bloomin' Brands, Inc. (b)	675,609	4,168,508
Brinker International, Inc. (a)	394,042	56,552,908
Caesars Entertainment, Inc. (a) (b)	1,809,539	42,325,117
Cheesecake Factory, Inc. (b)	407,419	20,566,511
Cracker Barrel Old Country Store, Inc.	197,999	5,029,175
Dave & Buster's Entertainment, Inc. (a)	234,697	3,804,438
Golden Entertainment, Inc.	172,617	4,693,456
Marriott Vacations Worldwide Corp. (b)	245,440	14,159,434
Monarch Casino & Resort, Inc.	110,605	10,584,898
Papa John's International, Inc. (b)	292,189	11,246,355
Penn Entertainment, Inc. (a)	1,132,053	16,697,782
Pursuit Attractions & Hospitality, Inc. (a) (b)	194,259	6,542,643
Red Rock Resorts, Inc. Class A	428,291	26,532,627
Sabre Corp. (a) (b)	3,552,294	4,831,120
Shake Shack, Inc. Class A (a)	356,010	28,897,332
Six Flags Entertainment Corp. (a) (b)	901,878	13,834,808
United Parks & Resorts, Inc. (a) (b)	238,467	8,656,352
Wendy's Co. (b)	1,391,225	11,588,904
		298,113,540

See accompanying notes to financial statements.
37

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.9%
Cavco Industries, Inc. (a)	69,197	$40,877,436
Century Communities, Inc.	224,862	13,345,560
Champion Homes, Inc. (a)	494,997	41,827,246
Dream Finders Homes, Inc. Class A (a) (b)	261,451	4,470,812
Ethan Allen Interiors, Inc.	206,794	4,723,175
Green Brick Partners, Inc. (a)	270,873	16,972,902
Installed Building Products, Inc. (b)	200,732	52,067,873
La-Z-Boy, Inc.	368,771	13,744,095
Leggett & Platt, Inc.	1,203,505	13,238,555
LGI Homes, Inc. (a) (b)	181,680	7,804,973
M/I Homes, Inc. (a)	231,162	29,577,178
Meritage Homes Corp.	622,187	40,939,905
Mohawk Industries, Inc. (a)	459,730	50,248,489
Newell Brands, Inc.	3,741,243	13,917,424
Sonos, Inc. (a)	1,079,464	18,955,388
Tri Pointe Homes, Inc. (a)	758,724	23,877,044
		386,588,055
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	462,029	13,486,627
Central Garden & Pet Co. (a)	64,788	2,082,934
Energizer Holdings, Inc. (b)	544,308	10,826,286
Reynolds Consumer Products, Inc. (b)	480,794	11,019,798
WD-40 Co.	120,742	23,774,100
		61,189,745
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	309,803	9,734,010
Clearway Energy, Inc. Class C (b)	745,618	24,799,255
		34,533,265
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT (b)	249,117	11,798,181
LXP Industrial Trust REIT	526,344	26,096,136
Terreno Realty Corp. REIT	914,427	53,686,009
		91,580,326
INSURANCE — 2.5%
AMERISAFE, Inc.	164,852	6,331,965
Assured Guaranty Ltd.	384,711	34,573,977
Employers Holdings, Inc.	199,080	8,594,284
Genworth Financial, Inc. (a)	3,541,060	31,975,772
Goosehead Insurance, Inc. Class A (b)	220,864	16,266,634
HCI Group, Inc.	95,472	18,301,028
Horace Mann Educators Corp.	362,681	16,748,609
Security Description	Shares	Value
Lincoln National Corp.	1,499,180	$66,758,485
Mercury General Corp.	236,492	22,244,437
Palomar Holdings, Inc. (a)	235,172	31,691,779
ProAssurance Corp. (a)	453,424	10,954,724
Safety Insurance Group, Inc.	130,755	10,187,122
SiriusPoint Ltd. (a)	922,398	20,191,292
Stewart Information Services Corp.	248,066	17,429,117
Trupanion, Inc. (a) (b)	302,307	11,297,213
United Fire Group, Inc.	198,367	7,210,640
		330,757,078
INTERACTIVE MEDIA & SERVICES — 0.9%
Angi, Inc. (a) (b)	322,855	4,174,515
Cargurus, Inc. (a)	720,648	27,636,851
Cars.com, Inc. (a) (b)	492,058	6,003,108
IAC, Inc. (a)	577,616	22,584,786
QuinStreet, Inc. (a)	501,842	7,211,469
Shutterstock, Inc.	218,152	4,166,703
TripAdvisor, Inc. (a) (b)	1,036,992	15,098,603
Yelp, Inc. (a)	518,274	15,750,347
Ziff Davis, Inc. (a) (b)	349,761	12,294,099
		114,920,481
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	609,512	29,329,718
DXC Technology Co. (a)	1,544,842	22,631,935
Grid Dynamics Holdings, Inc. (a)	571,814	5,163,480
		57,125,133
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	245,114	19,564,999
Topgolf Callaway Brands Corp. (a)	1,244,150	14,519,231
		34,084,230
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	363,047	12,074,943
BioLife Solutions, Inc. (a)	342,448	8,280,393
Cytek Biosciences, Inc. (a) (b)	983,989	4,969,144
Fortrea Holdings, Inc. (a)	826,983	14,265,457
		39,589,937
MACHINERY — 4.3%
Alamo Group, Inc.	95,735	16,071,034
Albany International Corp. Class A	253,924	12,873,947
Astec Industries, Inc.	204,414	8,855,214
Enerpac Tool Group Corp.	469,703	17,961,443
Enpro, Inc.	186,737	39,985,994
ESCO Technologies, Inc.	228,554	44,657,166
Federal Signal Corp.	539,390	58,572,360
Franklin Electric Co., Inc.	340,688	32,545,925

See accompanying notes to financial statements.
38

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Gates Industrial Corp. PLC (a)	2,294,483	$49,262,550
Greenbrier Cos., Inc.	276,518	12,924,451
Hillenbrand, Inc.	621,316	19,708,144
JBT Marel Corp. (b)	460,867	69,438,831
Kadant, Inc. (b)	104,824	29,876,936
Kennametal, Inc.	679,668	19,309,368
Lindsay Corp.	94,668	11,158,517
Mueller Water Products, Inc. Class A	1,386,683	33,030,789
Proto Labs, Inc. (a)	209,421	10,594,608
Standex International Corp. (b)	106,902	23,227,667
Tennant Co.	160,345	11,817,427
Titan International, Inc. (a) (b)	416,268	3,259,378
Trinity Industries, Inc. (b)	707,644	18,710,107
Worthington Enterprises, Inc.	277,526	14,312,016
		558,153,872
MARINE — 0.3%
Matson, Inc.	276,588	34,172,447
MEDIA — 0.5%
Cable One, Inc. (b)	41,176	4,646,712
DoubleVerify Holdings, Inc. (a)	1,184,698	13,552,945
John Wiley & Sons, Inc. Class A	366,184	11,216,216
Scholastic Corp. (b)	198,011	5,867,066
TEGNA, Inc.	1,424,225	27,644,207
		62,927,146
METALS & MINING — 1.0%
Alpha Metallurgical Resources, Inc. (a) (b)	95,801	19,148,704
Century Aluminum Co. (a)	476,397	18,665,234
Ferroglobe PLC (a) (c)	5,429	—
Kaiser Aluminum Corp.	142,322	16,347,105
Materion Corp.	183,540	22,817,693
Metallus, Inc. (a) (b)	314,931	5,404,216
SunCoke Energy, Inc. (b)	745,951	5,370,847
Warrior Met Coal, Inc. (b)	464,604	40,964,135
Worthington Steel, Inc.	285,185	9,873,105
		138,591,039
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Adamas Trust, Inc. REIT (b)	740,038	5,402,277
Apollo Commercial Real Estate Finance, Inc. REIT	1,160,113	11,229,894
Arbor Realty Trust, Inc. REIT (b)	1,745,006	13,541,247
ARMOUR Residential REIT, Inc. (b)	988,299	17,483,009
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,397,127	26,727,040
Ellington Financial, Inc. REIT (b)	953,806	12,952,685
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT	716,080	$7,182,282
KKR Real Estate Finance Trust, Inc. REIT (b)	495,416	4,072,320
PennyMac Mortgage Investment Trust REIT (b)	783,060	9,827,403
Redwood Trust, Inc. REIT	1,110,179	6,139,290
Two Harbors Investment Corp. REIT (b)	917,230	9,630,915
		124,188,362
MULTI-UTILITIES — 0.3%
Avista Corp.	724,047	27,904,771
Unitil Corp.	156,451	7,578,487
		35,483,258
OFFICE REITs — 0.7%
Brandywine Realty Trust REIT (b)	1,490,518	4,352,313
Douglas Emmett, Inc. REIT (b)	1,496,398	16,445,414
Easterly Government Properties, Inc. REIT	386,022	8,179,806
Highwoods Properties, Inc. REIT	977,188	25,230,994
JBG SMITH Properties REIT (b)	523,488	8,904,531
SL Green Realty Corp. REIT	632,052	28,992,225
		92,105,283
OIL, GAS & CONSUMABLE FUELS — 2.3%
California Resources Corp.	696,159	31,125,269
Comstock Resources, Inc. (a) (b)	707,329	16,395,886
Core Natural Resources, Inc.	454,221	40,203,101
Crescent Energy Co. Class A (b)	2,150,866	18,045,766
CVR Energy, Inc. (a)	270,664	6,885,692
Dorian LPG Ltd.	330,819	8,052,135
International Seaways, Inc. (b)	355,823	17,275,207
Kinetik Holdings, Inc. (b)	402,742	14,518,849
Magnolia Oil & Gas Corp. Class A (b)	1,623,777	35,544,479
Northern Oil & Gas, Inc. (b)	866,422	18,602,080
Par Pacific Holdings, Inc. (a)	446,246	15,681,084
Peabody Energy Corp. (b)	1,074,906	31,924,708
REX American Resources Corp. (a)	249,685	8,069,819
SM Energy Co.	1,011,357	18,912,376
Talos Energy, Inc. (a)	1,113,762	12,273,657
World Kinect Corp.	498,252	11,674,044
		305,184,152
PAPER & FOREST PRODUCTS — 0.1%
Sylvamo Corp.	293,521	14,133,036

See accompanying notes to financial statements.
39

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	417,070	$7,111,044
Interparfums, Inc. (b)	161,263	13,679,940
		20,790,984
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	309,394	8,285,571
ANI Pharmaceuticals, Inc. (a)	159,680	12,605,139
Collegium Pharmaceutical, Inc. (a)	277,337	12,840,703
Corcept Therapeutics, Inc. (a)	830,218	28,891,586
Harmony Biosciences Holdings, Inc. (a)	348,264	13,032,039
Indivior PLC (a)	1,107,690	39,743,917
Innoviva, Inc. (a)	630,197	12,597,638
Ligand Pharmaceuticals, Inc. (a) (b)	174,435	32,980,426
Organon & Co.	2,324,518	16,666,794
Pacira BioSciences, Inc. (a)	381,494	9,873,065
Perrigo Co. PLC (b)	1,218,779	16,965,404
Phibro Animal Health Corp. Class A	183,749	6,864,863
Prestige Consumer Healthcare, Inc. (a)	426,526	26,312,389
Supernus Pharmaceuticals, Inc. (a)	508,612	25,278,016
		262,937,550
PROFESSIONAL SERVICES — 1.5%
Amentum Holdings, Inc. (a)	1,359,486	39,425,094
CSG Systems International, Inc.	241,102	18,490,112
Insperity, Inc.	317,070	12,276,951
Korn Ferry	462,619	30,542,106
ManpowerGroup, Inc.	406,077	12,072,669
Robert Half, Inc.	881,471	23,940,752
Upwork, Inc. (a)	1,158,585	22,963,155
Verra Mobility Corp. (a)	1,415,633	31,724,336
		191,435,175
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield Ltd. (a)	2,049,232	33,177,066
eXp World Holdings, Inc. (b)	802,793	7,265,277
Kennedy-Wilson Holdings, Inc.	1,047,593	10,130,224
Marcus & Millichap, Inc.	215,456	5,879,794
St. Joe Co.	355,445	21,102,770
		77,555,131
RESIDENTIAL REITs — 0.3%
Centerspace REIT	148,491	9,907,320
Elme Communities REIT	777,120	13,521,888
Security Description	Shares	Value
NexPoint Residential Trust, Inc. REIT	190,023	$5,719,692
Veris Residential, Inc. REIT	712,717	10,605,229
		39,754,129
RETAIL REITs — 1.5%
Acadia Realty Trust REIT (b)	1,165,255	23,934,338
Curbline Properties Corp. REIT	858,168	19,918,079
Getty Realty Corp. REIT	471,500	12,904,955
Macerich Co. REIT	2,273,429	41,967,499
Phillips Edison & Co., Inc. REIT	1,118,379	39,780,741
Saul Centers, Inc. REIT	107,063	3,375,696
Tanger, Inc. REIT	1,021,304	34,080,915
Urban Edge Properties REIT	1,120,062	21,493,990
Whitestone REIT	396,925	5,513,288
		202,969,501
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
ACM Research, Inc. Class A (a)	470,152	18,547,497
Alpha & Omega Semiconductor Ltd. (a)	219,299	4,344,313
Axcelis Technologies, Inc. (a)	274,907	22,086,028
Cohu, Inc. (a)	417,793	9,722,043
Diodes, Inc. (a)	412,379	20,346,780
Enphase Energy, Inc. (a) (b)	1,155,904	37,046,723
FormFactor, Inc. (a)	688,889	38,426,229
Ichor Holdings Ltd. (a)	303,317	5,590,132
Impinj, Inc. (a) (b)	237,673	41,357,479
Kulicke & Soffa Industries, Inc.	463,791	21,130,318
MaxLinear, Inc. (a)	735,277	12,815,878
PDF Solutions, Inc. (a) (b)	283,240	8,080,837
Penguin Solutions, Inc. (a)	426,491	8,342,164
Photronics, Inc. (a)	523,350	16,747,200
Power Integrations, Inc.	490,280	17,424,551
Qorvo, Inc. (a)	746,024	63,046,488
Semtech Corp. (a)	769,444	56,700,328
SiTime Corp. (a)	194,224	68,597,975
SolarEdge Technologies, Inc. (a) (b)	529,582	15,278,441
Ultra Clean Holdings, Inc. (a)	402,533	10,196,161
Veeco Instruments, Inc. (a)	528,109	15,093,355
		510,920,920
SOFTWARE — 3.8%
A10 Networks, Inc.	635,302	11,238,492
ACI Worldwide, Inc. (a)	913,736	43,685,718
Adeia, Inc.	974,833	16,815,869
Agilysys, Inc. (a) (b)	224,005	26,620,754
Alarm.com Holdings, Inc. (a)	444,729	22,690,074
BlackLine, Inc. (a) (b)	443,912	24,543,894
Box, Inc. Class A (a) (b)	1,289,178	38,559,314
Cleanspark, Inc. (a) (b)	2,479,765	25,095,222

See accompanying notes to financial statements.
40

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Clear Secure, Inc. Class A	786,572	$27,592,946
InterDigital, Inc. (b)	228,413	72,722,131
LiveRamp Holdings, Inc. (a)	565,752	16,616,136
MARA Holdings, Inc. (a) (b)	3,352,472	30,105,199
N-able, Inc. (a) (b)	669,177	5,005,444
NCR Voyix Corp. (a) (b)	1,215,923	12,402,415
Pivotal Software, Inc. (a) (c)	42,757	—
Progress Software Corp. (a)	379,518	16,304,093
Q2 Holdings, Inc. (a) (b)	553,878	39,967,837
Sprinklr, Inc. Class A (a) (b)	1,055,949	8,215,283
SPS Commerce, Inc. (a)	334,419	29,806,765
Teradata Corp. (a)	826,956	25,172,541
		493,160,127
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT (b)	942,423	21,732,274
Millrose Properties, Inc. REIT	1,367,549	40,848,689
Outfront Media, Inc. REIT	1,287,571	31,030,461
Safehold, Inc. REIT	408,949	5,598,512
		99,209,936
SPECIALTY RETAIL — 3.4%
Academy Sports & Outdoors, Inc. (b)	588,380	29,395,465
Advance Auto Parts, Inc. (b)	535,690	21,052,617
American Eagle Outfitters, Inc.	1,396,181	36,817,293
Asbury Automotive Group, Inc. (a)	172,443	40,098,171
Boot Barn Holdings, Inc. (a) (b)	270,354	47,709,370
Buckle, Inc.	265,469	14,181,354
CarMax, Inc. (a)	1,301,458	50,288,337
Group 1 Automotive, Inc.	109,706	43,147,370
Guess?, Inc.	273,958	4,588,796
MarineMax, Inc. (a) (b)	168,259	4,076,916
Monro, Inc. (b)	263,849	5,287,534
National Vision Holdings, Inc. (a)	699,135	18,051,666
Sally Beauty Holdings, Inc. (a)	864,379	12,326,044
Signet Jewelers Ltd. (b)	363,090	30,092,899
Sonic Automotive, Inc. Class A (b)	129,246	7,995,158
Upbound Group, Inc.	466,497	8,191,687
Urban Outfitters, Inc. (a)	477,037	35,901,805
Victoria's Secret & Co. (a)	713,320	38,640,544
		447,843,026
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a) (b)	416,944	2,476,647
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	325,037	10,540,950
G-III Apparel Group Ltd.	329,564	9,544,173
Kontoor Brands, Inc.	452,136	27,620,988
Security Description	Shares	Value
Oxford Industries, Inc. (b)	124,560	$4,259,952
Steven Madden Ltd. (b)	642,268	26,744,040
Under Armour, Inc. Class A (a) (b)	1,756,278	8,728,702
Under Armour, Inc. Class C (a) (b)	958,269	4,599,691
Wolverine World Wide, Inc. (b)	725,429	13,166,536
		105,205,032
TOBACCO — 0.1%
Universal Corp.	220,694	11,641,609
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	932,764	59,911,432
Boise Cascade Co.	327,808	24,126,669
DNOW, Inc. (a)	1,646,210	21,812,282
DXP Enterprises, Inc. (a)	111,944	12,290,332
Rush Enterprises, Inc. Class A	537,730	29,005,156
		147,145,871
WATER UTILITIES — 0.5%
American States Water Co.	343,746	24,914,710
California Water Service Group	530,654	22,993,238
H2O America	294,620	14,433,434
Middlesex Water Co. (b)	163,046	8,220,779
		70,562,161
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	672,342	3,133,114
Telephone & Data Systems, Inc.	870,371	35,685,211
		38,818,325
TOTAL COMMON STOCKS (Cost $12,111,914,576)		13,052,906,428

SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	24,350,210	24,350,210

See accompanying notes to financial statements.
41

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	977,937,138	$977,937,138
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002,287,348)		1,002,287,348
TOTAL INVESTMENTS — 107.3% (Cost $13,114,201,924)		14,055,193,776
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(962,036,028)
NET ASSETS — 100.0%		$13,093,157,748
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	157	03/20/2026	$20,517,530	$19,609,300	$(908,230)

During the period ended December 31, 2025, the average notional value related to futures contracts was $19,779,003.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 13,052,903,076	$ 3,352	$ 0(a)	$ 13,052,906,428
Short-Term Investments	1,002,287,348	—	—	1,002,287,348
TOTAL INVESTMENTS	$14,055,190,424	$3,352	$0	$14,055,193,776
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (908,230)	$ —	$ —	$ (908,230)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(908,230)	$—	$—	$(908,230)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.
See accompanying notes to financial statements.
42

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,332,714	$13,332,714	$337,074,377	$326,056,881	$—	$—	24,350,210	$24,350,210	$394,900
State Street Navigator Securities Lending Portfolio II	770,712,279	770,712,279	2,285,747,155	2,078,522,296	—	—	977,937,138	977,937,138	1,520,760
Total		$784,044,993	$2,622,821,532	$2,404,579,177	$—	$—		$1,002,287,348	$1,915,660
See accompanying notes to financial statements.
43

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	6,649	$550,471
AeroVironment, Inc. (a) (b)	6,090	1,473,110
ATI, Inc. (a)	25,441	2,919,609
Axon Enterprise, Inc. (a)	13,808	7,841,977
Boeing Co. (a)	147,687	32,065,801
BWX Technologies, Inc.	17,822	3,080,354
Carpenter Technology Corp.	9,642	3,035,687
Curtiss-Wright Corp.	7,450	4,106,962
General Dynamics Corp.	49,152	16,547,512
General Electric Co.	201,307	62,008,595
Hexcel Corp. (b)	16,585	1,225,632
Howmet Aerospace, Inc.	76,481	15,680,135
Huntington Ingalls Industries, Inc.	8,299	2,822,241
Kratos Defense & Security Solutions, Inc. (a) (b)	36,468	2,768,286
L3Harris Technologies, Inc.	36,815	10,807,780
Lockheed Martin Corp.	38,571	18,655,636
Mercury Systems, Inc. (a) (b)	10,288	751,127
Moog, Inc. Class A	5,756	1,401,874
National Presto Industries, Inc.	108	11,530
Northrop Grumman Corp.	26,019	14,836,294
RTX Corp.	253,430	46,479,062
Textron, Inc.	29,584	2,578,837
TransDigm Group, Inc.	10,915	14,515,313
Woodward, Inc.	11,344	3,429,518
		269,593,343
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	22,790	3,663,720
Expeditors International of Washington, Inc.	23,151	3,449,731
FedEx Corp.	42,654	12,321,034
Forward Air Corp. (a) (b)	5,341	133,525
GXO Logistics, Inc. (a)	23,111	1,216,563
Hub Group, Inc. Class A	12,768	544,045
United Parcel Service, Inc. Class B	140,749	13,960,893
		35,289,511
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	24,332	1,223,900
Allegiant Travel Co. (a) (b)	2,692	229,547
American Airlines Group, Inc. (a)	121,353	1,860,342
Delta Air Lines, Inc.	123,826	8,593,524
JetBlue Airways Corp. (a) (b)	59,127	269,028
SkyWest, Inc. (a)	9,643	968,254
Southwest Airlines Co.	91,162	3,767,725
Sun Country Airlines Holdings, Inc. (a) (b)	1,896	27,283
United Airlines Holdings, Inc. (a)	59,726	6,678,561
		23,618,164
AUTO COMPONENTS — 0.1%
Adient PLC (a)	17,331	332,235
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a) (b)	19,075	$122,271
Aptiv PLC (a)	41,692	3,172,344
Autoliv, Inc.	15,080	1,789,996
BorgWarner, Inc.	46,458	2,093,397
Dana, Inc.	29,143	692,438
Dorman Products, Inc. (a) (b)	5,782	712,284
Fox Factory Holding Corp. (a)	7,427	127,076
Gentex Corp.	47,285	1,100,322
Gentherm, Inc. (a)	6,215	226,039
Goodyear Tire & Rubber Co. (a) (b)	54,737	479,496
LCI Industries (b)	5,326	646,257
Lear Corp. (b)	10,993	1,259,798
Patrick Industries, Inc. (b)	5,555	602,329
Phinia, Inc.	9,294	582,641
Standard Motor Products, Inc.	3,060	112,761
Visteon Corp. (b)	5,617	534,177
XPEL, Inc. (a) (b)	2,400	119,784
		14,705,645
AUTOMOBILES — 2.2%
Ford Motor Co.	757,375	9,936,760
General Motors Co.	173,993	14,149,111
Harley-Davidson, Inc. (b)	24,408	500,120
Tesla, Inc. (a)	534,455	240,355,102
Thor Industries, Inc. (b)	10,590	1,087,275
Winnebago Industries, Inc.	6,359	257,667
		266,286,035
BANKS — 3.9%
Ameris Bancorp	11,017	818,233
Associated Banc-Corp.	30,931	796,783
Atlantic Union Bankshares Corp. (b)	15,527	548,103
Axos Financial, Inc. (a)	10,800	930,528
Banc of California, Inc.	25,885	499,322
BancFirst Corp.	3,350	355,167
Bancorp, Inc. (a) (b)	10,092	681,412
Bank of America Corp.	1,273,837	70,061,035
Bank of Hawaii Corp.	8,200	560,634
Bank OZK	23,034	1,060,025
BankUnited, Inc.	17,195	766,381
Banner Corp.	6,132	384,231
Beacon Financial Corp.	15,710	414,273
Cadence Bank	34,023	1,457,545
Capitol Federal Financial, Inc.	25,261	172,027
Cathay General Bancorp	14,544	703,784
Central Pacific Financial Corp.	6,426	200,234
Citigroup, Inc.	338,117	39,454,873
Citizens Financial Group, Inc.	89,935	5,253,103
City Holding Co. (b)	3,239	386,089
Columbia Banking System, Inc.	55,386	1,548,039
Comerica, Inc.	26,897	2,338,156
Commerce Bancshares, Inc.	26,182	1,370,366
Community Financial System, Inc.	10,351	594,561

See accompanying notes to financial statements.
44

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	11,382	$1,441,303
Customers Bancorp, Inc. (a)	6,487	474,329
CVB Financial Corp.	24,357	453,040
Dime Community Bancshares, Inc. (b)	6,592	198,353
Eagle Bancorp, Inc. (b)	6,588	141,115
East West Bancorp, Inc.	27,626	3,104,886
FB Financial Corp.	4,337	242,005
Fifth Third Bancorp	131,994	6,178,639
First BanCorp	40,639	842,446
First Bancorp/Southern Pines NC (b)	2,892	146,885
First Commonwealth Financial Corp.	19,841	334,519
First Financial Bancorp	17,376	434,748
First Financial Bankshares, Inc.	26,939	804,668
First Hawaiian, Inc.	25,594	647,528
First Horizon Corp.	95,920	2,292,488
First Interstate BancSystem, Inc. Class A (b)	17,432	603,147
Flagstar Bank NA	45,887	577,717
FNB Corp.	65,334	1,117,211
Fulton Financial Corp. (b)	32,880	635,570
Glacier Bancorp, Inc.	18,351	808,362
Hancock Whitney Corp.	17,787	1,132,676
Hanmi Financial Corp.	6,486	175,317
Heritage Financial Corp.	6,380	150,887
Hilltop Holdings, Inc.	11,251	381,859
Home BancShares, Inc.	31,826	884,126
Hope Bancorp, Inc.	25,730	282,001
Huntington Bancshares, Inc.	284,116	4,929,413
Independent Bank Corp.	7,526	550,000
International Bancshares Corp.	10,887	723,332
JPMorgan Chase & Co.	517,402	166,717,272
KeyCorp	187,112	3,861,992
Lakeland Financial Corp.	5,130	292,718
M&T Bank Corp.	28,361	5,714,174
National Bank Holdings Corp. Class A	7,054	268,123
NBT Bancorp, Inc.	9,540	396,101
Northwest Bancshares, Inc.	22,353	268,236
OFG Bancorp	9,175	375,991
Old National Bancorp (b)	56,712	1,265,245
Park National Corp.	2,850	433,713
Pathward Financial, Inc.	6,529	463,559
Pinnacle Financial Partners, Inc.	14,415	1,375,335
PNC Financial Services Group, Inc.	73,702	15,383,818
Preferred Bank	2,800	264,404
Prosperity Bancshares, Inc.	17,747	1,226,495
Provident Financial Services, Inc.	15,361	303,380
Regions Financial Corp.	159,719	4,328,385
Renasant Corp. (b)	11,570	407,495
S&T Bancorp, Inc.	7,601	299,099
Seacoast Banking Corp. of Florida	9,699	304,743
Security Description	Shares	Value
ServisFirst Bancshares, Inc.	9,122	$654,868
Simmons First National Corp. Class A	22,743	428,706
Southside Bancshares, Inc.	6,356	193,159
Southstate Bank Corp.	18,845	1,773,503
Stellar Bancorp, Inc.	5,341	165,251
Synovus Financial Corp.	28,947	1,448,797
Texas Capital Bancshares, Inc. (a)	9,632	872,081
Tompkins Financial Corp.	2,522	182,895
Triumph Financial, Inc. (a) (b)	3,750	234,862
Truist Financial Corp.	239,700	11,795,637
TrustCo Bank Corp.	3,626	149,863
Trustmark Corp.	12,721	495,483
U.S. Bancorp	302,769	16,155,754
UMB Financial Corp.	7,596	873,844
United Bankshares, Inc.	22,706	871,910
United Community Banks, Inc.	16,685	520,906
Valley National Bancorp	78,613	918,200
WaFd, Inc.	14,868	476,222
Webster Financial Corp.	35,286	2,220,901
Wells Fargo & Co.	594,514	55,408,705
Westamerica BanCorp	4,488	214,661
Western Alliance Bancorp	18,951	1,593,211
Wintrust Financial Corp.	10,896	1,523,479
WSFS Financial Corp.	10,218	564,442
Zions Bancorp NA	30,933	1,810,818
		467,541,910
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	2,126	414,846
Brown-Forman Corp. Class B (b)	35,617	928,179
Celsius Holdings, Inc. (a)	28,913	1,322,481
Coca-Cola Co.	744,224	52,028,700
Coca-Cola Consolidated, Inc.	8,340	1,278,522
Constellation Brands, Inc. Class A	25,042	3,454,794
Keurig Dr. Pepper, Inc.	260,902	7,307,865
Molson Coors Beverage Co. Class B	36,787	1,717,217
Monster Beverage Corp. (a)	130,974	10,041,777
National Beverage Corp. (a)	5,468	174,374
PepsiCo, Inc.	263,327	37,792,691
		116,461,446
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	335,617	76,685,128
ACADIA Pharmaceuticals, Inc. (a)	23,628	631,104
ADMA Biologics, Inc. (a)	33,508	611,186
Alkermes PLC (a)	32,347	905,069
Amgen, Inc.	104,162	34,093,264
Arcus Biosciences, Inc. (a) (b)	9,537	227,267
Arrowhead Pharmaceuticals, Inc. (a)	19,581	1,299,983

See accompanying notes to financial statements.
45

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Biogen, Inc. (a)	28,373	$4,993,364
BioMarin Pharmaceutical, Inc. (a)	36,942	2,195,463
Catalyst Pharmaceuticals, Inc. (a)	19,029	444,137
Cytokinetics, Inc. (a)	21,647	1,375,450
Dynavax Technologies Corp. (a) (b)	22,157	340,775
Exelixis, Inc. (a)	60,263	2,641,327
Gilead Sciences, Inc.	236,924	29,080,052
Halozyme Therapeutics, Inc. (a)	25,089	1,688,490
Incyte Corp. (a)	35,591	3,515,323
Krystal Biotech, Inc. (a)	4,968	1,224,811
Moderna, Inc. (a)	64,482	1,901,574
Myriad Genetics, Inc. (a)	16,021	98,529
Neurocrine Biosciences, Inc. (a)	18,454	2,617,331
Protagonist Therapeutics, Inc. (a)	11,428	998,122
PTC Therapeutics, Inc. (a)	15,115	1,148,135
Regeneron Pharmaceuticals, Inc.	19,881	15,345,547
Roivant Sciences Ltd. (a)	67,444	1,463,535
Sarepta Therapeutics, Inc. (a)	18,149	390,566
TG Therapeutics, Inc. (a) (b)	16,737	498,930
United Therapeutics Corp. (a)	8,704	4,241,024
Veracyte, Inc. (a)	15,050	633,605
Vericel Corp. (a)	9,175	330,392
Vertex Pharmaceuticals, Inc. (a)	48,890	22,164,770
Vir Biotechnology, Inc. (a) (b)	14,821	89,371
Xencor, Inc. (a) (b)	11,434	175,055
		214,048,679
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	1,849,514	426,904,821
eBay, Inc.	90,387	7,872,708
Etsy, Inc. (a)	23,434	1,299,181
Kohl's Corp.	21,409	436,958
Macy's, Inc.	59,084	1,302,802
Ollie's Bargain Outlet Holdings, Inc. (a)	10,756	1,178,965
		438,995,435
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	23,686	1,584,120
AAON, Inc. (b)	11,341	864,751
Advanced Drainage Systems, Inc.	12,670	1,834,996
Allegion PLC	17,646	2,809,596
American Woodmark Corp. (a) (b)	3,179	171,348
Apogee Enterprises, Inc.	5,772	210,159
Armstrong World Industries, Inc.	8,631	1,649,384
AZZ, Inc. (b)	6,076	651,226
Builders FirstSource, Inc. (a)	23,728	2,441,374
Carlisle Cos., Inc.	6,852	2,191,681
Carrier Global Corp.	151,326	7,996,066
CSW Industrials, Inc. (b)	2,493	731,770
Security Description	Shares	Value
Fortune Brands Innovations, Inc.	24,323	$1,216,636
Gibraltar Industries, Inc. (a)	6,200	306,528
Griffon Corp.	9,414	693,341
Hayward Holdings, Inc. (a) (b)	24,841	383,793
Insteel Industries, Inc.	3,272	103,624
Johnson Controls International PLC	113,890	13,638,328
Lennox International, Inc.	6,449	3,131,505
Masco Corp.	43,473	2,758,797
Masterbrand, Inc. (a) (b)	26,548	293,090
Owens Corning	17,391	1,946,227
Quanex Building Products Corp. (b)	6,679	102,723
Resideo Technologies, Inc. (a) (b)	28,715	1,008,471
Simpson Manufacturing Co., Inc. (b)	8,256	1,333,096
Trane Technologies PLC	42,413	16,507,140
Trex Co., Inc. (a)	22,418	786,423
UFP Industries, Inc.	11,976	1,090,415
Zurn Elkay Water Solutions Corp. (b)	21,186	984,937
		69,421,545
CAPITAL MARKETS — 3.4%
Acadian Asset Management, Inc.	5,514	259,158
Affiliated Managers Group, Inc.	6,456	1,861,136
Ameriprise Financial, Inc.	18,370	9,007,546
ARES Management Corp. Class A (b)	39,070	6,314,884
Artisan Partners Asset Management, Inc. Class A (b)	13,485	549,379
Bank of New York Mellon Corp.	131,799	15,300,546
BGC Group, Inc. Class A	74,809	668,044
Blackrock, Inc.	27,308	29,228,845
Blackstone, Inc.	138,378	21,329,585
Carlyle Group, Inc. (b)	42,065	2,486,462
Cboe Global Markets, Inc.	21,124	5,302,124
Charles Schwab Corp.	314,983	31,469,952
CME Group, Inc.	69,727	19,041,049
Cohen & Steers, Inc.	5,116	321,182
Coinbase Global, Inc. Class A (a)	43,149	9,757,715
Donnelley Financial Solutions, Inc. (a)	6,141	286,723
Evercore, Inc. Class A	7,127	2,424,962
FactSet Research Systems, Inc.	7,453	2,162,786
Federated Hermes, Inc.	17,944	934,344
Franklin Resources, Inc.	54,706	1,306,926
Goldman Sachs Group, Inc.	56,764	49,895,556
Hamilton Lane, Inc. Class A	6,779	910,487
Houlihan Lokey, Inc.	10,130	1,764,545
Interactive Brokers Group, Inc. Class A	83,300	5,357,023
Intercontinental Exchange, Inc.	111,294	18,025,176

See accompanying notes to financial statements.
46

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Invesco Ltd.	76,276	$2,003,771
Janus Henderson Group PLC	28,769	1,368,541
Jefferies Financial Group, Inc.	32,653	2,023,506
KKR & Co., Inc.	129,390	16,494,637
MarketAxess Holdings, Inc.	7,591	1,375,869
Moelis & Co. Class A	13,085	899,463
Moody's Corp.	29,167	14,899,962
Morgan Stanley	229,597	40,760,355
Morningstar, Inc.	5,232	1,136,966
MSCI, Inc.	15,273	8,762,578
Nasdaq, Inc.	80,486	7,817,605
Northern Trust Corp.	34,364	4,693,779
Piper Sandler Cos.	2,835	963,078
PJT Partners, Inc. Class A	4,470	747,384
Raymond James Financial, Inc.	36,069	5,792,321
Robinhood Markets, Inc. Class A (a)	147,919	16,729,639
S&P Global, Inc.	59,973	31,341,290
SEI Investments Co.	19,331	1,585,529
State Street Corp. (c)	54,339	7,010,274
StepStone Group, Inc. Class A	10,264	658,641
Stifel Financial Corp.	20,301	2,542,091
StoneX Group, Inc. (a) (b)	7,474	711,002
T. Rowe Price Group, Inc.	43,680	4,471,958
Victory Capital Holdings, Inc. Class A (b)	9,024	569,324
Virtu Financial, Inc. Class A	7,711	256,931
Virtus Investment Partners, Inc.	850	138,678
WisdomTree, Inc. (b)	23,022	280,638
		412,001,945
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	43,124	10,652,491
Albemarle Corp.	23,181	3,278,721
Ashland, Inc.	10,469	614,216
Avient Corp.	15,920	497,341
Axalta Coating Systems Ltd. (a)	43,127	1,393,433
Balchem Corp.	6,176	947,151
Cabot Corp.	11,158	739,552
Celanese Corp.	19,678	831,986
CF Industries Holdings, Inc.	28,311	2,189,573
Chemours Co. (b)	31,141	367,152
Corteva, Inc.	125,481	8,410,991
Dow, Inc.	136,654	3,194,971
DuPont de Nemours, Inc.	83,226	3,345,685
Eastman Chemical Co.	23,111	1,475,175
Ecolab, Inc.	48,618	12,763,197
Element Solutions, Inc. (b)	42,890	1,071,821
FMC Corp. (b)	24,740	343,144
Hawkins, Inc. (b)	4,138	587,844
HB Fuller Co.	10,548	627,184
Ingevity Corp. (a)	7,651	452,786
Innospec, Inc.	5,142	393,569
International Flavors & Fragrances, Inc.	48,122	3,242,942
Koppers Holdings, Inc. (b)	3,350	90,718
Linde PLC	90,075	38,407,079
Security Description	Shares	Value
LyondellBasell Industries NV Class A	49,744	$2,153,915
Minerals Technologies, Inc.	6,406	390,446
Mosaic Co.	66,444	1,600,636
NewMarket Corp.	1,397	960,102
Olin Corp. (b)	23,698	493,629
PPG Industries, Inc.	45,658	4,678,119
Quaker Chemical Corp. (b)	2,692	369,639
RPM International, Inc.	25,639	2,666,456
Scotts Miracle-Gro Co.	8,160	476,136
Sensient Technologies Corp.	8,509	799,421
Sherwin-Williams Co.	43,725	14,168,212
Solstice Advanced Materials, Inc. (a)	29,909	1,452,979
Stepan Co.	3,354	158,845
Westlake Corp. (b)	6,542	483,716
		126,770,973
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	12,572	531,796
Brady Corp. Class A	9,495	744,123
Brink's Co.	9,589	1,119,324
Casella Waste Systems, Inc. Class A (a) (b)	11,944	1,169,795
Cintas Corp.	63,853	12,008,834
Clean Harbors, Inc. (a)	9,517	2,231,546
Copart, Inc. (a)	169,146	6,622,066
CoreCivic, Inc. (a)	26,204	500,758
Deluxe Corp. (b)	9,753	217,784
Enviri Corp. (a) (b)	16,152	289,444
GEO Group, Inc. (a) (b)	26,967	434,708
Healthcare Services Group, Inc. (a)	14,445	276,188
HNI Corp.	8,750	367,850
Interface, Inc.	12,845	358,632
Liquidity Services, Inc. (a) (b)	5,103	154,672
MillerKnoll, Inc.	12,684	231,864
MSA Safety, Inc.	6,764	1,083,187
OPENLANE, Inc. (a)	24,222	721,331
Pitney Bowes, Inc. (b)	33,006	348,873
RB Global, Inc. (b)	35,608	3,662,995
Republic Services, Inc.	37,916	8,035,538
Rollins, Inc.	54,807	3,289,516
Tetra Tech, Inc.	54,075	1,813,676
UniFirst Corp.	2,954	569,827
Veralto Corp.	43,124	4,302,913
Vestis Corp. (b)	25,320	168,884
Waste Management, Inc.	71,491	15,707,288
		66,963,412
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	195,220	25,579,677
Calix, Inc. (a)	10,900	576,937
Ciena Corp. (a)	25,447	5,951,290
Cisco Systems, Inc.	746,534	57,505,514
Digi International, Inc. (a) (b)	5,991	259,350
Extreme Networks, Inc. (a)	25,080	417,582

See accompanying notes to financial statements.
47

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
F5, Inc. (a)	11,998	$3,062,609
Harmonic, Inc. (a)	24,765	244,926
Lumentum Holdings, Inc. (a) (b)	14,691	5,414,956
Motorola Solutions, Inc.	32,536	12,471,699
NetScout Systems, Inc. (a)	13,900	376,134
Viasat, Inc. (a) (b)	12,362	425,995
Viavi Solutions, Inc. (a)	44,760	797,623
		113,084,292
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	26,876	2,562,089
API Group Corp. (a)	70,254	2,687,918
Arcosa, Inc.	9,178	975,805
Comfort Systems USA, Inc.	6,508	6,073,851
Dycom Industries, Inc. (a)	6,152	2,078,761
EMCOR Group, Inc.	9,129	5,585,031
Everus Construction Group, Inc. (a)	9,861	843,707
Fluor Corp. (a)	32,958	1,306,126
Granite Construction, Inc. (b)	9,844	1,135,506
MasTec, Inc. (a)	11,306	2,457,585
MYR Group, Inc. (a)	3,134	684,779
Primoris Services Corp. (b)	10,244	1,271,690
Quanta Services, Inc.	27,726	11,702,036
Sterling Infrastructure, Inc. (a)	5,932	1,816,556
Valmont Industries, Inc.	3,082	1,239,950
WillScot Holdings Corp. (b)	35,492	668,314
		43,089,704
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	125,284	15,635,443
Eagle Materials, Inc.	6,635	1,371,322
Knife River Corp. (a) (b)	10,156	714,474
Martin Marietta Materials, Inc.	12,007	7,476,279
Vulcan Materials Co.	25,105	7,160,448
		32,357,966
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	52,788	2,390,769
American Express Co.	103,752	38,383,052
Bread Financial Holdings, Inc. (b)	8,344	617,706
Capital One Financial Corp.	119,831	29,042,241
Encore Capital Group, Inc. (a)	6,223	338,220
Enova International, Inc. (a)	5,406	849,823
EZCORP, Inc. Class A (a) (b)	10,377	201,521
FirstCash Holdings, Inc.	8,163	1,301,019
Navient Corp. (b)	11,997	155,961
PRA Group, Inc. (a)	8,972	158,715
PROG Holdings, Inc.	4,952	146,035
SLM Corp. (b)	43,626	1,180,520
Synchrony Financial	69,338	5,784,869
World Acceptance Corp. (a) (b)	478	67,106
		80,617,557
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Albertsons Cos., Inc. Class A	77,550	1,331,534
Andersons, Inc.	6,264	333,057
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	25,346	$2,281,900
Casey's General Stores, Inc.	6,606	3,651,202
Chefs' Warehouse, Inc. (a) (b)	4,365	272,070
Costco Wholesale Corp.	84,222	72,628,000
Dollar General Corp.	42,664	5,664,499
Dollar Tree, Inc. (a)	34,082	4,192,427
Grocery Outlet Holding Corp. (a) (b)	14,841	149,894
Kroger Co.	114,014	7,123,595
Maplebear, Inc. (a)	31,293	1,407,559
Performance Food Group Co. (a)	30,096	2,706,232
PriceSmart, Inc. (b)	4,174	512,025
Sprouts Farmers Market, Inc. (a)	17,834	1,420,835
Sysco Corp.	87,510	6,448,612
Target Corp.	89,103	8,709,818
U.S. Foods Holding Corp. (a)	40,903	3,080,814
United Natural Foods, Inc. (a)	10,876	366,195
Walmart, Inc.	834,105	92,927,638
		215,207,906
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	450,117	3,753,976
AptarGroup, Inc.	12,359	1,507,304
Avery Dennison Corp.	15,827	2,878,615
Ball Corp.	48,805	2,585,201
Crown Holdings, Inc. (b)	23,485	2,418,250
Graphic Packaging Holding Co. (b)	60,076	904,744
Greif, Inc. Class A	3,562	241,147
International Paper Co.	101,078	3,981,462
O-I Glass, Inc. (a) (b)	29,975	442,431
Packaging Corp. of America	18,234	3,760,398
Sealed Air Corp.	30,034	1,244,309
Silgan Holdings, Inc. (b)	15,688	633,324
Smurfit WestRock PLC	95,564	3,695,460
Sonoco Products Co.	19,834	865,556
		28,912,177
DISTRIBUTORS — 0.1%
Genuine Parts Co.	27,576	3,390,745
LKQ Corp. (b)	53,761	1,623,582
Pool Corp.	7,540	1,724,775
		6,739,102
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	9,283	960,512
Duolingo, Inc. (a)	6,982	1,225,341
Frontdoor, Inc. (a)	15,878	916,002
Graham Holdings Co. Class B	586	643,780
Grand Canyon Education, Inc. (a)	5,830	969,587
H&R Block, Inc.	27,719	1,207,994
Matthews International Corp. Class A (b)	6,454	168,578
Mister Car Wash, Inc. (a) (b)	15,746	87,548

See accompanying notes to financial statements.
48

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Perdoceo Education Corp.	13,618	$399,416
Service Corp. International	28,692	2,237,115
Strategic Education, Inc.	4,939	396,108
Stride, Inc. (a) (b)	8,045	522,362
		9,734,343
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	13,285	274,202
American Assets Trust, Inc. REIT	9,700	183,621
Armada Hoffler Properties, Inc. REIT (b)	11,046	73,125
Essential Properties Realty Trust, Inc. REIT (b)	23,390	693,748
Global Net Lease, Inc. REIT	20,792	178,811
WP Carey, Inc. REIT	41,689	2,683,104
		4,086,611
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	1,353,737	33,626,827
Cogent Communications Holdings, Inc. (b)	8,461	182,419
Frontier Communications Parent, Inc. (a)	43,609	1,660,195
Iridium Communications, Inc.	24,972	434,014
Lumen Technologies, Inc. (a)	192,718	1,497,419
Shenandoah Telecommunications Co. (b)	9,511	109,947
Uniti Group, Inc. (b)	23,708	166,193
Verizon Communications, Inc.	797,462	32,480,627
		70,157,641
ELECTRIC UTILITIES — 1.4%
Alliant Energy Corp.	48,850	3,175,739
American Electric Power Co., Inc.	100,682	11,609,641
Constellation Energy Corp.	59,256	20,933,367
Duke Energy Corp.	149,898	17,569,545
Edison International	73,125	4,388,962
Entergy Corp.	79,138	7,314,725
Evergy, Inc.	44,446	3,221,891
Eversource Energy	66,216	4,458,323
Exelon Corp.	190,235	8,292,344
FirstEnergy Corp.	100,219	4,486,805
Hawaiian Electric Industries, Inc. (a) (b)	121	1,488
IDACORP, Inc. (b)	9,752	1,234,213
MGE Energy, Inc.	6,910	541,882
NextEra Energy, Inc.	398,394	31,983,070
NRG Energy, Inc.	36,865	5,870,383
OGE Energy Corp.	39,364	1,680,843
Otter Tail Corp. (b)	8,258	667,329
PG&E Corp.	408,856	6,570,316
Pinnacle West Capital Corp. (b)	22,689	2,012,514
Portland General Electric Co.	17,939	860,893
PPL Corp. (b)	147,025	5,148,815
Southern Co.	212,200	18,503,840
TXNM Energy, Inc.	16,334	961,746
Security Description	Shares	Value
Xcel Energy, Inc.	107,883	$7,968,238
		169,456,912
ELECTRICAL EQUIPMENT — 0.9%
Acuity, Inc.	6,000	2,160,240
AMETEK, Inc.	44,325	9,100,366
Eaton Corp. PLC	72,847	23,202,498
Emerson Electric Co.	105,158	13,956,570
EnerSys	8,425	1,236,369
GE Vernova, Inc.	51,431	33,613,759
Generac Holdings, Inc. (a)	12,100	1,650,077
Hubbell, Inc.	10,673	4,739,986
Nextpower, Inc. Class A (a)	24,200	2,108,062
nVent Electric PLC	31,527	3,214,808
Powell Industries, Inc. (b)	2,164	689,840
Regal Rexnord Corp.	13,386	1,878,323
Rockwell Automation, Inc.	20,471	7,964,652
Sensata Technologies Holding PLC (b)	29,560	984,052
Sunrun, Inc. (a) (b)	41,817	769,433
Vicor Corp. (a) (b)	3,880	425,248
		107,694,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	7,191	1,505,580
Amphenol Corp. Class A	232,328	31,396,806
Arlo Technologies, Inc. (a)	15,417	215,684
Arrow Electronics, Inc. (a)	10,746	1,183,994
Avnet, Inc.	18,840	905,827
Badger Meter, Inc.	5,821	1,015,241
Belden, Inc.	7,980	930,069
Benchmark Electronics, Inc.	6,667	285,081
CDW Corp.	26,098	3,554,548
Cognex Corp.	34,290	1,233,754
Coherent Corp. (a)	29,893	5,517,351
Corning, Inc.	148,160	12,972,890
Crane NXT Co. (b)	9,439	444,294
CTS Corp.	6,280	269,224
ePlus, Inc.	6,012	527,252
Fabrinet (a) (b)	6,634	3,020,327
Flex Ltd. (a)	76,239	4,606,360
Insight Enterprises, Inc. (a)	5,479	446,374
IPG Photonics Corp. (a) (b)	6,516	466,546
Itron, Inc. (a)	8,032	745,852
Jabil, Inc.	20,247	4,616,721
Keysight Technologies, Inc. (a)	34,399	6,989,533
Knowles Corp. (a) (b)	18,222	390,497
Littelfuse, Inc.	5,137	1,299,250
Mirion Technologies, Inc. (a) (b)	36,196	847,710
Novanta, Inc. (a) (b)	6,648	791,046
OSI Systems, Inc. (a) (b)	3,162	806,500
PC Connection, Inc.	2,545	146,999
Plexus Corp. (a)	5,804	853,188
Ralliant Corp.	22,035	1,121,802
Rogers Corp. (a) (b)	3,264	298,884

See accompanying notes to financial statements.
49

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sanmina Corp. (a) (b)	12,889	$1,934,252
ScanSource, Inc. (a)	6,127	239,321
TD SYNNEX Corp.	15,019	2,256,304
TE Connectivity PLC	56,173	12,779,919
Teledyne Technologies, Inc. (a)	8,914	4,552,647
Trimble, Inc. (a)	49,011	3,840,012
TTM Technologies, Inc. (a)	20,066	1,384,554
Vishay Intertechnology, Inc. (b)	25,855	374,639
Vontier Corp.	28,119	1,045,464
Zebra Technologies Corp. Class A (a)	10,235	2,485,263
		120,297,559
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	20,989	546,134
Atlas Energy Solutions, Inc. (b)	11,846	111,589
Baker Hughes Co.	195,997	8,925,703
Bristow Group, Inc. (a)	5,331	195,221
Cactus, Inc. Class A	12,669	578,720
Core Laboratories, Inc. (b)	8,800	141,064
Halliburton Co.	171,440	4,844,895
Helix Energy Solutions Group, Inc. (a)	27,616	173,152
Helmerich & Payne, Inc. (b)	21,799	625,195
Innovex International, Inc. (a) (b)	6,551	143,270
Kodiak Gas Services, Inc.	7,833	292,954
Liberty Energy, Inc.	30,353	560,316
Noble Corp. PLC (b)	23,876	674,258
NOV, Inc.	76,370	1,193,663
Oceaneering International, Inc. (a) (b)	20,121	483,508
Patterson-UTI Energy, Inc.	62,278	380,519
RPC, Inc. (b)	14,336	77,988
SLB Ltd.	276,340	10,605,929
TechnipFMC PLC	80,724	3,597,062
Tidewater, Inc. (a) (b)	9,302	469,844
Valaris Ltd. (a) (b)	11,804	594,922
Weatherford International PLC	14,130	1,105,814
		36,321,720
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc. (b)	22,082	513,186
Electronic Arts, Inc.	42,092	8,600,658
Live Nation Entertainment, Inc. (a) (b)	28,086	4,002,255
Madison Square Garden Sports Corp. (a) (b)	3,399	879,151
Netflix, Inc. (a)	807,882	75,747,016
Take-Two Interactive Software, Inc. (a)	31,192	7,986,088
TKO Group Holdings, Inc.	9,581	2,002,429
Walt Disney Co.	340,378	38,724,805
Warner Bros Discovery, Inc. (a)	426,296	12,285,851
Warner Music Group Corp. Class A	27,472	842,566
		151,584,005
Security Description	Shares	Value
FINANCIAL SERVICES — 3.7%
Apollo Global Management, Inc.	86,133	$12,468,613
Berkshire Hathaway, Inc. Class B (a)	349,128	175,489,189
Block, Inc. (a)	106,727	6,946,860
Corebridge Financial, Inc.	50,923	1,536,347
Corpay, Inc. (a)	14,430	4,342,420
Enact Holdings, Inc. (b)	5,642	223,649
Equitable Holdings, Inc.	61,499	2,930,427
Essent Group Ltd.	20,123	1,308,196
Euronet Worldwide, Inc. (a) (b)	9,847	749,455
EVERTEC, Inc.	11,758	342,040
Fidelity National Information Services, Inc.	102,768	6,829,961
Fiserv, Inc. (a)	105,010	7,053,522
Global Payments, Inc.	50,228	3,887,647
HA Sustainable Infrastructure Capital, Inc. (b)	21,096	663,047
Jack Henry & Associates, Inc.	14,889	2,716,945
Jackson Financial, Inc. Class A	11,955	1,275,001
Mastercard, Inc. Class A	155,612	88,835,779
MGIC Investment Corp.	53,173	1,553,715
NCR Atleos Corp. (a) (b)	13,010	495,811
NMI Holdings, Inc. (a)	12,338	503,267
Payoneer Global, Inc. (a)	40,503	227,627
PayPal Holdings, Inc.	183,357	10,704,382
Radian Group, Inc.	30,557	1,099,746
Sezzle, Inc. (a) (b)	3,218	204,263
Shift4 Payments, Inc. Class A (a) (b)	12,579	792,100
Visa, Inc. Class A	320,490	112,399,048
Voya Financial, Inc.	20,939	1,559,746
Walker & Dunlop, Inc.	5,758	346,344
Western Union Co. (b)	77,716	723,536
WEX, Inc. (a) (b)	8,491	1,264,989
		449,473,672
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	88,541	5,090,222
Bunge Global SA	28,946	2,578,510
Cal-Maine Foods, Inc. (b)	7,268	578,315
Campbell's Co.	41,060	1,144,342
Conagra Brands, Inc.	93,936	1,626,032
Darling Ingredients, Inc. (a)	31,806	1,145,016
Flowers Foods, Inc.	35,537	386,642
Fresh Del Monte Produce, Inc. (b)	6,452	229,885
Freshpet, Inc. (a) (b)	12,098	737,131
General Mills, Inc.	101,620	4,725,330
Hershey Co.	28,762	5,234,109
Hormel Foods Corp.	55,482	1,314,923
Ingredion, Inc.	12,818	1,413,313
J&J Snack Foods Corp.	2,953	266,863
J.M. Smucker Co.	20,566	2,011,560
John B Sanfilippo & Son, Inc.	1,206	85,144
Kraft Heinz Co.	157,477	3,818,817
Lamb Weston Holdings, Inc.	28,770	1,205,175

See accompanying notes to financial statements.
50

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Marzetti Co.	3,098	$509,373
McCormick & Co., Inc.	48,590	3,309,465
Mondelez International, Inc. Class A	244,542	13,163,696
Pilgrim's Pride Corp.	9,628	375,396
Post Holdings, Inc. (a)	9,774	968,115
Simply Good Foods Co. (a)	16,700	335,336
Tootsie Roll Industries, Inc. (b)	3,726	136,483
TreeHouse Foods, Inc. (a)	10,761	253,852
Tyson Foods, Inc. Class A	56,689	3,323,109
Vital Farms, Inc. (a) (b)	7,080	226,135
		56,192,289
GAS UTILITIES — 0.1%
Atmos Energy Corp.	29,041	4,868,143
Chesapeake Utilities Corp.	3,361	419,318
MDU Resources Group, Inc. (b)	39,805	776,994
National Fuel Gas Co.	17,227	1,379,194
New Jersey Resources Corp.	17,715	817,016
Northwest Natural Holding Co. (b)	6,620	309,419
ONE Gas, Inc.	10,602	819,004
Southwest Gas Holdings, Inc.	10,366	829,487
Spire, Inc.	10,290	850,983
UGI Corp.	40,444	1,513,819
		12,583,377
GROUND TRANSPORTATION — 0.9%
ArcBest Corp. (b)	5,515	409,158
Avis Budget Group, Inc. (a) (b)	3,659	469,523
CSX Corp.	361,910	13,119,237
Heartland Express, Inc.	9,754	88,079
Hertz Global Holdings, Inc. (a) (b)	30,511	156,827
JB Hunt Transport Services, Inc.	12,547	2,438,384
Knight-Swift Transportation Holdings, Inc.	33,540	1,753,471
Landstar System, Inc.	7,244	1,040,963
Marten Transport Ltd.	10,930	124,383
Norfolk Southern Corp.	44,110	12,735,439
Old Dominion Freight Line, Inc.	35,025	5,491,920
RXO, Inc. (a) (b)	19,858	251,005
Ryder System, Inc.	8,655	1,656,480
Saia, Inc. (a)	5,342	1,744,270
Schneider National, Inc. Class B	7,301	193,696
Uber Technologies, Inc. (a)	400,159	32,696,992
Union Pacific Corp.	111,778	25,856,487
Werner Enterprises, Inc.	10,840	325,308
XPO, Inc. (a)	22,727	3,088,827
		103,640,449
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	332,050	41,602,544
Align Technology, Inc. (a)	14,036	2,191,721
Artivion, Inc. (a)	7,083	323,056
Avanos Medical, Inc. (a)	9,361	105,124
Baxter International, Inc. (b)	98,882	1,889,635
Security Description	Shares	Value
Becton Dickinson & Co.	55,897	$10,847,931
Boston Scientific Corp. (a)	285,030	27,177,610
CONMED Corp.	5,700	231,420
Cooper Cos., Inc. (a)	37,391	3,064,566
Dentsply Sirona, Inc.	42,235	482,746
Dexcom, Inc. (a)	75,284	4,996,599
Edwards Lifesciences Corp. (a)	107,000	9,121,750
Embecta Corp. (b)	11,204	133,104
Enovis Corp. (a)	7,533	200,679
Envista Holdings Corp. (a)	31,291	679,328
GE HealthCare Technologies, Inc.	91,407	7,497,202
Glaukos Corp. (a)	8,497	959,396
Globus Medical, Inc. Class A (a)	21,358	1,864,767
Haemonetics Corp. (a)	9,491	760,704
Hologic, Inc. (a)	38,222	2,847,157
ICU Medical, Inc. (a) (b)	3,525	502,912
IDEXX Laboratories, Inc. (a)	14,836	10,036,999
Inspire Medical Systems, Inc. (a)	4,886	450,636
Insulet Corp. (a)	13,790	3,919,670
Integer Holdings Corp. (a)	6,214	487,364
Integra LifeSciences Holdings Corp. (a) (b)	13,796	171,346
Intuitive Surgical, Inc. (a)	66,990	37,940,456
Lantheus Holdings, Inc. (a) (b)	13,035	867,479
LeMaitre Vascular, Inc. (b)	3,191	258,790
LivaNova PLC (a)	10,297	633,574
Masimo Corp. (a)	9,029	1,174,312
Medtronic PLC	245,246	23,558,331
Merit Medical Systems, Inc. (a)	9,929	875,142
Neogen Corp. (a) (b)	34,890	243,881
Omnicell, Inc. (a)	7,464	338,119
Penumbra, Inc. (a)	7,007	2,178,546
QuidelOrtho Corp. (a)	11,724	334,837
ResMed, Inc.	28,371	6,833,723
Solventum Corp. (a)	27,171	2,153,030
STAAR Surgical Co. (a) (b)	8,850	204,347
STERIS PLC	19,263	4,883,556
Stryker Corp.	65,845	23,142,542
Tandem Diabetes Care, Inc. (a) (b)	12,004	263,848
Teleflex, Inc.	8,945	1,091,648
TransMedics Group, Inc. (a) (b)	6,390	777,344
UFP Technologies, Inc. (a) (b)	1,169	259,553
Zimmer Biomet Holdings, Inc.	40,081	3,604,084
		244,163,108
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	17,509	248,453
AdaptHealth Corp. (a) (b)	18,773	186,979
Addus HomeCare Corp. (a)	2,937	315,404
AMN Healthcare Services, Inc. (a)	8,314	131,029
Astrana Health, Inc. (a) (b)	4,439	110,132

See accompanying notes to financial statements.
51

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BrightSpring Health Services, Inc. (a) (b)	18,610	$696,944
Cardinal Health, Inc.	47,746	9,811,803
Cencora, Inc.	37,080	12,523,770
Centene Corp. (a)	93,764	3,858,389
Chemed Corp.	2,954	1,263,898
Cigna Group	50,544	13,911,225
Concentra Group Holdings Parent, Inc.	17,320	340,858
CorVel Corp. (a)	4,187	283,334
CVS Health Corp.	238,502	18,927,519
DaVita, Inc. (a)	4,618	524,651
Elevance Health, Inc.	41,450	14,530,297
Encompass Health Corp.	19,851	2,106,985
Ensign Group, Inc.	10,339	1,801,054
HCA Healthcare, Inc.	30,516	14,246,700
HealthEquity, Inc. (a)	14,941	1,368,745
Henry Schein, Inc. (a) (b)	15,534	1,174,060
Hims & Hers Health, Inc. (a) (b)	36,752	1,193,337
Humana, Inc.	23,883	6,117,153
Labcorp Holdings, Inc.	16,601	4,164,859
McKesson Corp.	23,967	19,659,890
Molina Healthcare, Inc. (a)	11,603	2,013,585
National HealthCare Corp. (b)	2,677	366,990
NeoGenomics, Inc. (a) (b)	23,980	282,005
OmniAb, Inc. (a) (b) (d)	1,881	—
Option Care Health, Inc. (a)	34,749	1,107,103
Pediatrix Medical Group, Inc. (a)	17,042	364,528
Privia Health Group, Inc. (a)	18,551	439,844
Progyny, Inc. (a)	16,036	411,804
Quest Diagnostics, Inc.	21,760	3,776,013
RadNet, Inc. (a) (b)	8,239	587,853
Select Medical Holdings Corp.	20,935	310,885
Tenet Healthcare Corp. (a)	15,392	3,058,698
U.S. Physical Therapy, Inc. (b)	2,781	217,168
UnitedHealth Group, Inc.	171,827	56,721,811
Universal Health Services, Inc. Class B	10,748	2,343,279
		201,499,034
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	30,248	1,480,337
CareTrust REIT, Inc. (b)	20,856	754,153
Healthcare Realty Trust, Inc. REIT (b)	65,177	1,104,750
Healthpeak Properties, Inc. REIT	129,404	2,080,816
LTC Properties, Inc. REIT	8,039	276,381
Medical Properties Trust, Inc. REIT (b)	107,735	538,675
Omega Healthcare Investors, Inc. REIT	46,015	2,040,305
Sabra Health Care REIT, Inc.	42,380	802,677
Universal Health Realty Income Trust REIT (b)	2,071	81,204
Ventas, Inc. REIT	75,273	5,824,625
Security Description	Shares	Value
Welltower, Inc. REIT	127,827	$23,725,970
		38,709,893
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a) (b)	20,701	182,376
Doximity, Inc. Class A (a)	23,462	1,038,897
HealthStream, Inc.	6,346	146,402
Schrodinger, Inc. (a) (b)	10,748	192,174
Waystar Holding Corp. (a) (b)	21,969	719,485
		2,279,334
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc. (b)	41,589	492,830
DiamondRock Hospitality Co. REIT	43,046	385,692
Host Hotels & Resorts, Inc. REIT	136,494	2,420,039
Park Hotels & Resorts, Inc. REIT (b)	45,685	477,865
Pebblebrook Hotel Trust REIT (b)	25,051	283,577
Ryman Hospitality Properties, Inc. REIT	11,564	1,094,186
Summit Hotel Properties, Inc. REIT (b)	20,828	101,432
Sunstone Hotel Investors, Inc. REIT	41,258	368,846
Xenia Hotels & Resorts, Inc. REIT (b)	22,485	317,938
		5,942,405
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	83,125	11,281,725
Aramark	51,016	1,880,450
BJ's Restaurants, Inc. (a) (b)	5,650	222,610
Bloomin' Brands, Inc. (b)	16,477	101,663
Booking Holdings, Inc.	6,118	32,763,909
Boyd Gaming Corp.	15,152	1,291,556
Brinker International, Inc. (a)	7,849	1,126,488
Caesars Entertainment, Inc. (a) (b)	40,238	941,167
Carnival Corp. (a)	197,498	6,031,589
Cava Group, Inc. (a) (b)	15,653	918,675
Cheesecake Factory, Inc. (b)	8,285	418,227
Chipotle Mexican Grill, Inc. (a)	265,852	9,836,524
Choice Hotels International, Inc. (b)	5,547	528,407
Churchill Downs, Inc.	13,452	1,530,569
Cracker Barrel Old Country Store, Inc. (b)	4,545	115,443
Darden Restaurants, Inc.	23,323	4,291,898
Dave & Buster's Entertainment, Inc. (a)	6,805	110,309
Domino's Pizza, Inc.	5,267	2,195,391
DoorDash, Inc. Class A (a)	70,723	16,017,345
Expedia Group, Inc.	21,264	6,024,304
Golden Entertainment, Inc.	3,646	99,135

See accompanying notes to financial statements.
52

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a) (b)	15,087	$675,143
Hilton Worldwide Holdings, Inc.	43,246	12,422,414
Hyatt Hotels Corp. Class A (b)	8,914	1,429,092
Las Vegas Sands Corp.	53,493	3,481,859
Marriott International, Inc. Class A	43,942	13,632,566
Marriott Vacations Worldwide Corp. (b)	6,938	400,253
McDonald's Corp.	134,689	41,164,999
MGM Resorts International (a) (b)	30,969	1,130,059
Monarch Casino & Resort, Inc.	2,906	278,104
Norwegian Cruise Line Holdings Ltd. (a)	83,138	1,855,640
Papa John's International, Inc. (b)	7,013	269,930
Penn Entertainment, Inc. (a) (b)	29,009	427,883
Planet Fitness, Inc. Class A (a)	16,814	1,823,815
Pursuit Attractions & Hospitality, Inc. (a) (b)	3,360	113,165
Red Rock Resorts, Inc. Class A	9,207	570,374
Royal Caribbean Cruises Ltd.	48,299	13,471,557
Sabre Corp. (a) (b)	59,416	80,806
Shake Shack, Inc. Class A (a)	6,958	564,781
Six Flags Entertainment Corp. (a) (b)	9,536	146,282
Starbucks Corp.	216,017	18,190,792
Texas Roadhouse, Inc.	12,778	2,121,148
Travel & Leisure Co.	16,751	1,181,448
United Parks & Resorts, Inc. (a) (b)	5,522	200,449
Vail Resorts, Inc. (b)	7,405	983,384
Wendy's Co. (b)	34,431	286,810
Wingstop, Inc. (b)	5,882	1,402,798
Wyndham Hotels & Resorts, Inc.	15,990	1,208,204
Wynn Resorts Ltd.	19,194	2,309,614
Yum! Brands, Inc.	54,043	8,175,625
		227,726,378
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	2,050	1,211,017
Century Communities, Inc.	4,307	255,620
Champion Homes, Inc. (a)	12,808	1,082,276
DR Horton, Inc.	55,207	7,951,464
Dream Finders Homes, Inc. Class A (a) (b)	532	9,097
Ethan Allen Interiors, Inc.	5,573	127,287
Garmin Ltd.	29,069	5,896,647
Green Brick Partners, Inc. (a)	5,032	315,305
Installed Building Products, Inc. (b)	4,461	1,157,139
KB Home	16,967	957,109
La-Z-Boy, Inc. (b)	9,048	337,219
Leggett & Platt, Inc. (b)	25,835	284,185
Lennar Corp. Class A	42,325	4,351,010
LGI Homes, Inc. (a)	3,141	134,937
Security Description	Shares	Value
M/I Homes, Inc. (a)	4,428	$566,563
Meritage Homes Corp.	13,833	910,211
Mohawk Industries, Inc. (a) (b)	11,319	1,237,167
Newell Brands, Inc. (b)	74,934	278,755
NVR, Inc. (a)	529	3,857,875
PulteGroup, Inc.	35,552	4,168,828
Somnigroup International, Inc.	36,530	3,261,398
Sonos, Inc. (a)	24,783	435,190
Taylor Morrison Home Corp. (a)	20,769	1,222,671
Toll Brothers, Inc.	16,701	2,258,309
TopBuild Corp. (a) (b)	6,268	2,614,947
Tri Pointe Homes, Inc. (a)	18,638	586,538
Whirlpool Corp.	10,788	778,246
		46,247,010
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	2,713	87,223
Central Garden & Pet Co. Class A (a)	10,509	306,758
Church & Dwight Co., Inc.	47,557	3,987,654
Clorox Co.	23,976	2,417,500
Colgate-Palmolive Co.	155,181	12,262,403
Energizer Holdings, Inc. (b)	11,401	226,766
Kimberly-Clark Corp.	65,828	6,641,387
Procter & Gamble Co.	448,689	64,301,620
Reynolds Consumer Products, Inc. (b)	10,488	240,385
WD-40 Co.	2,792	549,745
		91,021,441
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	131,046	1,879,200
Clearway Energy, Inc. Class A	6,622	208,063
Clearway Energy, Inc. Class C (b)	15,988	531,761
Ormat Technologies, Inc.	9,292	1,026,487
Talen Energy Corp. (a) (b)	8,727	3,271,229
Vistra Corp.	60,850	9,816,930
		16,733,670
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	103,246	16,529,684
Honeywell International, Inc.	119,763	23,364,564
		39,894,248
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	8,132	1,448,635
First Industrial Realty Trust, Inc. REIT	25,752	1,474,817
Innovative Industrial Properties, Inc. REIT (b)	4,831	228,796
LXP Industrial Trust REIT	10,449	518,061
Prologis, Inc. REIT	178,356	22,768,927
Rexford Industrial Realty, Inc. REIT (b)	40,667	1,574,626
STAG Industrial, Inc. REIT	35,088	1,289,835

See accompanying notes to financial statements.
53

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Terreno Realty Corp. REIT (b)	19,291	$1,132,575
		30,436,272
INSURANCE — 1.9%
Aflac, Inc.	87,173	9,612,567
Allstate Corp.	50,929	10,600,871
American Financial Group, Inc.	13,509	1,846,410
American International Group, Inc.	99,341	8,498,623
AMERISAFE, Inc.	3,294	126,523
Aon PLC Class A	42,111	14,860,130
Arch Capital Group Ltd. (a)	72,131	6,918,806
Arthur J Gallagher & Co.	48,131	12,455,821
Assurant, Inc.	10,072	2,425,841
Assured Guaranty Ltd.	10,396	934,289
Brighthouse Financial, Inc. (a)	10,516	681,332
Brown & Brown, Inc.	55,896	4,454,911
Chubb Ltd.	68,737	21,454,192
Cincinnati Financial Corp.	29,593	4,833,129
CNO Financial Group, Inc.	25,597	1,087,105
Employers Holdings, Inc.	6,465	279,094
Erie Indemnity Co. Class A	5,098	1,461,342
Everest Group Ltd.	8,243	2,797,262
Fidelity National Financial, Inc.	50,222	2,741,619
First American Financial Corp.	20,612	1,266,401
Genworth Financial, Inc. (a)	90,583	817,964
Globe Life, Inc.	16,625	2,325,172
Goosehead Insurance, Inc. Class A (b)	4,850	357,203
Hanover Insurance Group, Inc.	6,874	1,256,361
Hartford Insurance Group, Inc.	53,184	7,328,755
HCI Group, Inc. (b)	1,349	258,590
Horace Mann Educators Corp.	7,630	352,353
Kemper Corp.	11,125	451,007
Kinsale Capital Group, Inc.	4,061	1,588,338
Lincoln National Corp.	34,148	1,520,610
Loews Corp.	35,730	3,762,726
Marsh & McLennan Cos., Inc.	93,260	17,301,595
Mercury General Corp.	5,392	507,172
MetLife, Inc.	110,334	8,709,766
Old Republic International Corp.	38,459	1,755,269
Palomar Holdings, Inc. (a)	4,191	564,779
Primerica, Inc.	6,641	1,715,769
Principal Financial Group, Inc.	42,985	3,791,707
ProAssurance Corp. (a)	11,969	289,171
Progressive Corp.	110,629	25,192,436
Prudential Financial, Inc.	70,362	7,942,463
Reinsurance Group of America, Inc.	12,746	2,593,301
RenaissanceRe Holdings Ltd.	9,884	2,778,985
RLI Corp.	16,330	1,044,793
Ryan Specialty Holdings, Inc. (b)	19,917	1,028,315
Safety Insurance Group, Inc.	3,182	247,910
Selective Insurance Group, Inc.	10,903	912,254
SiriusPoint Ltd. (a)	16,774	367,183
Security Description	Shares	Value
Stewart Information Services Corp.	4,431	$311,322
Travelers Cos., Inc.	41,482	12,032,269
Trupanion, Inc. (a) (b)	5,912	220,931
United Fire Group, Inc.	3,350	121,773
Unum Group	35,162	2,725,055
W.R. Berkley Corp.	61,458	4,309,435
Willis Towers Watson PLC	17,747	5,831,664
		231,650,664
INTERACTIVE MEDIA & SERVICES — 7.5%
Alphabet, Inc. Class A	1,108,084	346,830,292
Alphabet, Inc. Class C	884,461	277,543,862
Angi, Inc. (a) (b)	7,193	93,005
Cargurus, Inc. (a)	16,970	650,799
Cars.com, Inc. (a) (b)	12,292	149,962
IAC, Inc. (a)	13,613	532,268
Match Group, Inc.	53,178	1,717,118
Meta Platforms, Inc. Class A	413,274	272,798,035
Pinterest, Inc. Class A (a)	102,129	2,644,120
QuinStreet, Inc. (a)	9,440	135,653
Shutterstock, Inc. (b)	4,413	84,288
TripAdvisor, Inc. (a) (b)	19,551	284,663
Yelp, Inc. (a)	11,421	347,084
Ziff Davis, Inc. (a) (b)	8,104	284,856
ZoomInfo Technologies, Inc. (a)	53,221	541,258
		904,637,263
IT SERVICES — 1.0%
Accenture PLC Class A	119,703	32,116,315
Akamai Technologies, Inc. (a)	29,224	2,549,794
ASGN, Inc. (a)	9,641	464,407
Cognizant Technology Solutions Corp. Class A	98,064	8,139,312
DigitalOcean Holdings, Inc. (a) (b)	10,063	484,232
DXC Technology Co. (a)	37,342	547,060
EPAM Systems, Inc. (a)	11,092	2,272,529
Gartner, Inc. (a)	15,189	3,831,881
GoDaddy, Inc. Class A (a)	28,283	3,509,355
Grid Dynamics Holdings, Inc. (a)	11,876	107,240
International Business Machines Corp.	177,523	52,584,088
Kyndryl Holdings, Inc. (a)	36,135	959,746
Okta, Inc. (a)	31,430	2,717,752
Twilio, Inc. Class A (a)	29,380	4,179,011
VeriSign, Inc.	14,735	3,579,868
		118,042,590
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	5,306	423,525
Brunswick Corp.	13,251	983,754
Mattel, Inc. (a)	68,124	1,351,580
Polaris, Inc. (b)	11,220	709,665
Topgolf Callaway Brands Corp. (a) (b)	20,785	242,561

See accompanying notes to financial statements.
54

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
YETI Holdings, Inc. (a) (b)	15,318	$676,596
		4,387,681
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	25,543	2,094,526
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	56,730	7,719,251
Avantor, Inc. (a) (b)	131,980	1,512,491
Azenta, Inc. (a) (b)	11,365	378,000
BioLife Solutions, Inc. (a) (b)	6,067	146,700
Bio-Rad Laboratories, Inc. Class A (a) (b)	3,615	1,095,309
Bio-Techne Corp. (b)	30,761	1,809,054
Bruker Corp. (b)	19,740	929,951
Charles River Laboratories International, Inc. (a)	9,616	1,918,200
Cytek Biosciences, Inc. (a) (b)	16,261	82,118
Danaher Corp.	118,342	27,090,851
Fortrea Holdings, Inc. (a)	18,471	318,625
Illumina, Inc. (a) (b)	30,816	4,041,827
IQVIA Holdings, Inc. (a)	32,293	7,279,165
Medpace Holdings, Inc. (a)	4,668	2,621,782
Mettler-Toledo International, Inc. (a)	3,996	5,571,183
Repligen Corp. (a)	9,165	1,501,777
Revvity, Inc. (b)	24,726	2,392,241
Sotera Health Co. (a)	20,582	363,066
Thermo Fisher Scientific, Inc.	71,409	41,377,945
Waters Corp. (a)	11,489	4,363,867
West Pharmaceutical Services, Inc.	14,389	3,958,989
		116,472,392
MACHINERY — 1.9%
AGCO Corp.	11,914	1,242,868
Alamo Group, Inc.	2,223	373,175
Albany International Corp. Class A	6,058	307,141
Astec Industries, Inc.	4,158	180,125
Caterpillar, Inc.	89,820	51,455,183
Chart Industries, Inc. (a)	7,161	1,476,813
CNH Industrial NV	152,594	1,406,917
Crane Co.	9,439	1,740,835
Cummins, Inc.	25,819	13,179,309
Deere & Co.	48,143	22,413,936
Donaldson Co., Inc.	24,345	2,158,428
Dover Corp.	27,739	5,415,762
Enerpac Tool Group Corp.	12,337	471,767
Enpro, Inc. (b)	3,704	793,138
Esab Corp.	11,109	1,241,097
ESCO Technologies, Inc.	5,342	1,043,773
Federal Signal Corp.	11,865	1,288,420
Flowserve Corp.	26,326	1,826,498
Fortive Corp.	66,203	3,655,068
Franklin Electric Co., Inc.	7,994	763,667
Gates Industrial Corp. PLC (a)	37,053	795,528
Graco, Inc.	32,616	2,673,533
Security Description	Shares	Value
Greenbrier Cos., Inc.	6,288	$293,901
Hillenbrand, Inc.	14,684	465,776
IDEX Corp.	14,805	2,634,402
Illinois Tool Works, Inc.	50,938	12,546,029
Ingersoll Rand, Inc.	65,459	5,185,662
ITT, Inc.	16,844	2,922,602
JBT Marel Corp. (b)	8,909	1,342,319
Kadant, Inc. (b)	2,300	655,546
Kennametal, Inc. (b)	16,155	458,964
Lincoln Electric Holdings, Inc.	11,654	2,792,765
Lindsay Corp.	2,382	280,766
Middleby Corp. (a)	11,175	1,661,387
Mueller Industries, Inc.	22,155	2,543,394
Mueller Water Products, Inc. Class A	39,260	935,173
Nordson Corp.	10,150	2,440,364
Oshkosh Corp.	13,106	1,646,507
Otis Worldwide Corp.	70,062	6,119,916
PACCAR, Inc.	100,648	11,021,962
Parker-Hannifin Corp.	24,242	21,307,748
Pentair PLC	32,500	3,384,550
Proto Labs, Inc. (a)	5,430	274,704
RBC Bearings, Inc. (a)	5,732	2,570,401
Snap-on, Inc.	10,601	3,653,105
SPX Technologies, Inc. (a)	8,862	1,772,932
Standex International Corp. (b)	2,963	643,801
Stanley Black & Decker, Inc.	30,441	2,261,157
Tennant Co.	3,254	239,820
Terex Corp. (b)	14,019	748,334
Timken Co.	13,143	1,105,721
Titan International, Inc. (a) (b)	11,805	92,433
Toro Co.	20,780	1,635,802
Trinity Industries, Inc. (b)	16,092	425,472
Watts Water Technologies, Inc. Class A	5,608	1,547,920
Westinghouse Air Brake Technologies Corp.	30,884	6,592,190
Worthington Enterprises, Inc.	6,752	348,201
Xylem, Inc.	46,867	6,382,348
		226,837,055
MARINE — 0.0% *
Kirby Corp. (a)	10,884	1,199,199
Matson, Inc.	6,685	825,932
		2,025,131
MEDIA — 0.4%
Cable One, Inc. (b)	776	87,572
Charter Communications, Inc. Class A (a) (b)	16,646	3,474,852
Comcast Corp. Class A	693,200	20,719,748
DoubleVerify Holdings, Inc. (a)	24,718	282,774
EchoStar Corp. Class A (a) (b)	18,081	1,965,405
Fox Corp. Class A	37,365	2,730,261
Fox Corp. Class B	29,096	1,889,203
John Wiley & Sons, Inc. Class A (b)	8,644	264,766

See accompanying notes to financial statements.
55

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
New York Times Co. Class A	28,801	$1,999,365
News Corp. Class A	76,157	1,989,221
News Corp. Class B (b)	23,489	695,979
Nexstar Media Group, Inc.	6,218	1,262,565
Omnicom Group, Inc.	64,463	5,205,387
Paramount Skydance Corp. Class B	37,150	497,810
Scholastic Corp. (b)	6,363	188,536
TEGNA, Inc.	41,800	811,338
Trade Desk, Inc. Class A (a)	86,171	3,271,051
		47,335,833
METALS & MINING — 0.5%
Alcoa Corp.	34,949	1,857,190
Alpha Metallurgical Resources, Inc. (a) (b)	2,431	485,908
Century Aluminum Co. (a)	9,727	381,104
Cleveland-Cliffs, Inc. (a) (b)	96,443	1,280,763
Commercial Metals Co.	23,352	1,616,425
Ferroglobe PLC (a) (d)	929	—
Freeport-McMoRan, Inc.	281,331	14,288,801
Hecla Mining Co.	126,278	2,423,275
Kaiser Aluminum Corp.	3,264	374,903
Materion Corp.	3,318	412,494
Metallus, Inc. (a) (b)	4,730	81,167
MP Materials Corp. (a) (b)	16,514	834,287
Newmont Corp.	209,420	20,910,587
Nucor Corp.	43,179	7,042,927
Reliance, Inc.	11,118	3,211,657
Royal Gold, Inc.	15,387	3,420,376
Steel Dynamics, Inc.	24,363	4,128,310
SunCoke Energy, Inc. (b)	8,506	61,243
Warrior Met Coal, Inc. (b)	7,639	673,531
Worthington Steel, Inc.	6,756	233,893
		63,718,841
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT (b)	16,553	120,837
Annaly Capital Management, Inc. REIT	94,016	2,102,198
Apollo Commercial Real Estate Finance, Inc. REIT (b)	24,063	232,930
Arbor Realty Trust, Inc. REIT (b)	35,610	276,334
ARMOUR Residential REIT, Inc. (b)	4,176	73,873
Blackstone Mortgage Trust, Inc. Class A REIT (b)	33,486	640,587
Ellington Financial, Inc. REIT (b)	10,204	138,570
Franklin BSP Realty Trust, Inc. REIT (b)	8,848	88,746
KKR Real Estate Finance Trust, Inc. REIT (b)	8,363	68,744
PennyMac Mortgage Investment Trust REIT (b)	19,317	242,428
Redwood Trust, Inc. REIT (b)	22,932	126,814
Two Harbors Investment Corp. REIT (b)	14,929	156,755
Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	60,940	$1,097,529
		5,366,345
MULTI-UTILITIES — 0.5%
Ameren Corp.	48,966	4,889,745
Avista Corp.	13,876	534,781
Black Hills Corp.	12,353	857,545
CenterPoint Energy, Inc.	126,621	4,854,649
CMS Energy Corp.	55,817	3,903,283
Consolidated Edison, Inc.	67,243	6,678,575
Dominion Energy, Inc.	159,232	9,329,403
DTE Energy Co.	40,273	5,194,412
NiSource, Inc.	77,540	3,238,070
Northwestern Energy Group, Inc.	10,586	683,220
Public Service Enterprise Group, Inc.	97,656	7,841,777
Sempra	123,492	10,903,109
Unitil Corp.	2,871	139,071
WEC Energy Group, Inc.	60,991	6,432,111
		65,479,751
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT (b)	33,801	98,699
BXP, Inc. REIT (b)	27,731	1,871,288
COPT Defense Properties REIT	22,867	635,703
Cousins Properties, Inc. REIT	29,464	759,582
Douglas Emmett, Inc. REIT (b)	32,252	354,449
Easterly Government Properties, Inc. REIT	5,267	111,608
Highwoods Properties, Inc. REIT	20,600	531,892
JBG SMITH Properties REIT (b)	20,622	350,780
Kilroy Realty Corp. REIT (b)	19,797	739,814
SL Green Realty Corp. REIT	13,604	624,015
Vornado Realty Trust REIT	31,557	1,050,217
		7,128,047
OIL, GAS & CONSUMABLE FUELS — 2.6%
Antero Midstream Corp.	59,089	1,051,193
Antero Resources Corp. (a)	55,139	1,900,090
APA Corp.	68,731	1,681,160
California Resources Corp.	12,712	568,354
Chevron Corp.	358,412	54,625,573
Chord Energy Corp.	11,967	1,109,341
Civitas Resources, Inc.	16,468	446,118
CNX Resources Corp. (a) (b)	30,583	1,124,537
Comstock Resources, Inc. (a) (b)	17,703	410,356
ConocoPhillips	232,130	21,729,689
Core Natural Resources, Inc. (b)	10,983	972,105
Coterra Energy, Inc.	147,082	3,871,198
Crescent Energy Co. Class A (b)	35,357	296,645
CVR Energy, Inc. (a)	5,752	146,331
Devon Energy Corp.	124,644	4,565,710
Diamondback Energy, Inc.	33,876	5,092,579

See accompanying notes to financial statements.
56

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dorian LPG Ltd.	6,523	$158,770
DT Midstream, Inc.	18,538	2,218,628
EOG Resources, Inc.	106,439	11,177,159
EQT Corp.	108,482	5,814,635
Expand Energy Corp.	38,297	4,226,457
Exxon Mobil Corp.	800,486	96,330,485
HF Sinclair Corp.	29,536	1,361,019
International Seaways, Inc. (b)	7,797	378,544
Kinder Morgan, Inc.	377,086	10,366,094
Kinetik Holdings, Inc. (b)	7,430	267,852
Magnolia Oil & Gas Corp. Class A	36,023	788,543
Marathon Petroleum Corp.	57,536	9,357,080
Matador Resources Co.	21,326	905,075
Murphy Oil Corp. (b)	28,674	896,063
Northern Oil & Gas, Inc. (b)	14,211	305,110
Occidental Petroleum Corp.	129,544	5,326,849
ONEOK, Inc.	113,839	8,367,167
Ovintiv, Inc.	49,432	1,937,240
Par Pacific Holdings, Inc. (a)	10,182	357,795
PBF Energy, Inc. Class A	21,842	592,355
Peabody Energy Corp. (b)	21,544	639,857
Permian Resources Corp.	78,971	1,107,963
Phillips 66 Co.	78,818	10,170,675
Range Resources Corp.	51,095	1,801,610
REX American Resources Corp. (a)	2,140	69,165
SM Energy Co.	23,217	434,158
Talos Energy, Inc. (a)	7,983	87,973
Targa Resources Corp.	40,604	7,491,438
Texas Pacific Land Corp.	10,612	3,047,979
Valero Energy Corp.	59,972	9,762,842
Viper Energy, Inc. Class A	13,415	518,221
Williams Cos., Inc.	235,228	14,139,555
World Kinect Corp.	12,128	284,159
		310,279,494
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	12,610	1,018,383
Sylvamo Corp.	6,571	316,394
		1,334,777
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	25,564	683,326
Coty, Inc. Class A (a) (b)	59,218	182,391
Edgewell Personal Care Co. (b)	10,503	179,076
elf Beauty, Inc. (a) (b)	10,810	821,992
Estee Lauder Cos., Inc. Class A	44,350	4,644,332
Interparfums, Inc. (b)	3,242	275,019
Kenvue, Inc.	371,971	6,416,500
		13,202,636
PHARMACEUTICALS — 3.1%
Amphastar Pharmaceuticals, Inc. (a) (b)	6,946	186,014
ANI Pharmaceuticals, Inc. (a) (b)	1,206	95,202
Security Description	Shares	Value
Bristol-Myers Squibb Co.	394,741	$21,292,330
Collegium Pharmaceutical, Inc. (a)	2,090	96,767
Corcept Therapeutics, Inc. (a) (b)	19,688	685,142
Elanco Animal Health, Inc. (a) (b)	95,519	2,161,595
Eli Lilly & Co.	150,990	162,265,933
Harmony Biosciences Holdings, Inc. (a) (b)	4,999	187,063
Indivior PLC (a)	88	3,157
Innoviva, Inc. (a)	11,936	238,601
Jazz Pharmaceuticals PLC (a)	11,188	1,901,960
Johnson & Johnson	457,583	94,696,802
Ligand Pharmaceuticals, Inc. (a) (b)	3,038	574,395
Merck & Co., Inc.	472,834	49,770,507
Organon & Co.	49,107	352,097
Pacira BioSciences, Inc. (a)	8,679	224,612
Perrigo Co. PLC (b)	26,900	374,448
Pfizer, Inc.	1,099,584	27,379,642
Phibro Animal Health Corp. Class A	3,332	124,483
Prestige Consumer Healthcare, Inc. (a)	9,863	608,448
Spectrum Pharmaceuticals, Inc. (a)	22	2
Supernus Pharmaceuticals, Inc. (a)	10,550	524,335
Viatris, Inc.	233,038	2,901,323
Zoetis, Inc.	86,033	10,824,672
		377,469,530
PROFESSIONAL SERVICES — 0.6%
Amentum Holdings, Inc. (a) (b)	29,050	842,450
Automatic Data Processing, Inc.	77,743	19,997,832
Booz Allen Hamilton Holding Corp.	19,688	1,660,880
Broadridge Financial Solutions, Inc.	22,659	5,056,809
CACI International, Inc. Class A (a)	4,104	2,186,652
Concentrix Corp. (b)	8,377	348,316
CSG Systems International, Inc.	6,496	498,178
Dayforce, Inc. (a)	30,176	2,086,972
Equifax, Inc.	23,422	5,082,106
ExlService Holdings, Inc. (a)	32,418	1,375,820
Exponent, Inc.	9,689	672,998
FTI Consulting, Inc. (a)	6,232	1,064,613
Genpact Ltd.	33,340	1,559,645
Insperity, Inc.	6,574	254,545
Jacobs Solutions, Inc.	25,300	3,351,238
KBR, Inc.	27,375	1,100,475
Korn Ferry	10,472	691,361
Leidos Holdings, Inc.	26,189	4,724,496
ManpowerGroup, Inc.	10,898	323,998
Maximus, Inc.	12,123	1,046,457

See accompanying notes to financial statements.
57

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Parsons Corp. (a) (b)	6,686	$413,195
Paychex, Inc.	61,857	6,939,118
Paycom Software, Inc.	9,200	1,466,112
Paylocity Holding Corp. (a)	7,673	1,170,132
Robert Half, Inc.	21,912	595,130
Science Applications International Corp.	10,767	1,083,806
TransUnion	37,197	3,189,643
UL Solutions, Inc. Class A	55	4,337
Upwork, Inc. (a) (b)	25,367	502,774
Verisk Analytics, Inc.	27,733	6,203,595
Verra Mobility Corp. (a)	27,946	626,270
		76,119,953
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	54,810	8,812,900
CoStar Group, Inc. (a)	79,895	5,372,140
Cushman & Wakefield Ltd. (a)	33,151	536,715
eXp World Holdings, Inc. (b)	14,673	132,791
Jones Lang LaSalle, Inc. (a)	9,682	3,257,702
Kennedy-Wilson Holdings, Inc. (b)	23,008	222,487
Marcus & Millichap, Inc.	4,983	135,986
St. Joe Co.	6,297	373,853
		18,844,574
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	61,956	1,988,787
AvalonBay Communities, Inc. REIT	26,813	4,861,465
Camden Property Trust REIT	19,958	2,196,977
Centerspace REIT (b)	1,576	105,151
Elme Communities REIT (b)	17,326	301,472
Equity LifeStyle Properties, Inc. REIT	34,652	2,100,258
Equity Residential REIT	66,651	4,201,679
Essex Property Trust, Inc. REIT	12,264	3,209,243
Independence Realty Trust, Inc. REIT (b)	46,568	814,009
Invitation Homes, Inc. REIT	111,560	3,100,252
Mid-America Apartment Communities, Inc. REIT	22,557	3,133,393
NexPoint Residential Trust, Inc. REIT (b)	3,657	110,076
UDR, Inc. REIT	58,200	2,134,776
Veris Residential, Inc. REIT	18,449	274,521
		28,532,059
RETAIL REITs — 0.3%
Acadia Realty Trust REIT (b)	17,991	369,535
Agree Realty Corp. REIT	19,723	1,420,648
Brixmor Property Group, Inc. REIT	58,405	1,531,379
Curbline Properties Corp. REIT	15,700	364,397
Federal Realty Investment Trust REIT	14,180	1,429,344
Getty Realty Corp. REIT	7,477	204,646
Security Description	Shares	Value
Kimco Realty Corp. REIT	130,835	$2,652,026
Kite Realty Group Trust REIT	43,021	1,031,213
Macerich Co. REIT	42,341	781,615
NNN REIT, Inc.	34,559	1,369,573
Phillips Edison & Co., Inc. REIT	23,096	821,525
Realty Income Corp. REIT	160,255	9,033,574
Regency Centers Corp. REIT	32,442	2,239,471
Saul Centers, Inc. REIT	3,329	104,963
Simon Property Group, Inc. REIT	57,716	10,683,809
Tanger, Inc. REIT	20,246	675,609
Urban Edge Properties REIT	22,848	438,453
Whitestone REIT	8,329	115,690
		35,267,470
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.3%
ACM Research, Inc. Class A (a) (b)	10,007	394,776
Advanced Micro Devices, Inc. (a)	308,805	66,133,679
Allegro MicroSystems, Inc. (a)	14,228	375,335
Alpha & Omega Semiconductor Ltd. (a) (b)	4,385	86,867
Amkor Technology, Inc.	20,649	815,222
Analog Devices, Inc.	93,518	25,362,082
Applied Materials, Inc.	150,489	38,674,168
Axcelis Technologies, Inc. (a)	6,330	508,552
Broadcom, Inc.	896,056	310,124,982
Cirrus Logic, Inc. (a)	11,400	1,350,900
Cohu, Inc. (a) (b)	8,047	187,254
Diodes, Inc. (a) (b)	7,454	367,780
Enphase Energy, Inc. (a)	25,957	831,922
Entegris, Inc. (b)	29,060	2,448,305
First Solar, Inc. (a)	20,783	5,429,143
FormFactor, Inc. (a)	14,959	834,413
Ichor Holdings Ltd. (a) (b)	4,041	74,476
Impinj, Inc. (a) (b)	3,386	589,198
Intel Corp. (a)	853,687	31,501,050
KLA Corp.	24,884	30,236,051
Kulicke & Soffa Industries, Inc.	12,016	547,449
Lam Research Corp.	237,319	40,624,266
Lattice Semiconductor Corp. (a) (b)	26,320	1,936,626
MACOM Technology Solutions Holdings, Inc. (a)	9,844	1,686,080
MaxLinear, Inc. (a)	13,864	241,650
Microchip Technology, Inc.	103,439	6,591,133
Micron Technology, Inc.	213,404	60,907,636
MKS, Inc.	10,646	1,701,231
Monolithic Power Systems, Inc.	9,234	8,369,328
NVIDIA Corp.	4,625,417	862,640,270
NXP Semiconductors NV	46,825	10,163,834
ON Semiconductor Corp. (a)	84,316	4,565,711
Onto Innovation, Inc. (a)	8,855	1,397,850
PDF Solutions, Inc. (a) (b)	6,053	172,692
Penguin Solutions, Inc. (a)	6,673	130,524

See accompanying notes to financial statements.
58

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Photronics, Inc. (a)	12,615	$403,680
Power Integrations, Inc. (b)	10,220	363,219
Qnity Electronics, Inc. Class W/I	41,647	3,400,478
Qorvo, Inc. (a)	18,722	1,582,196
QUALCOMM, Inc.	203,978	34,890,437
Rambus, Inc. (a)	22,648	2,081,125
Semtech Corp. (a)	12,975	956,128
Silicon Laboratories, Inc. (a)	6,174	806,942
SiTime Corp. (a) (b)	2,874	1,015,068
Skyworks Solutions, Inc.	31,991	2,028,549
SolarEdge Technologies, Inc. (a) (b)	10,248	295,655
Synaptics, Inc. (a)	7,292	539,754
Teradyne, Inc.	29,904	5,788,218
Texas Instruments, Inc.	171,812	29,807,664
Ultra Clean Holdings, Inc. (a)	7,588	192,204
Universal Display Corp.	8,545	997,885
Veeco Instruments, Inc. (a)	9,866	281,970
		1,603,433,607
SOFTWARE — 9.8%
A10 Networks, Inc.	12,122	214,438
ACI Worldwide, Inc. (a)	22,593	1,080,171
Adeia, Inc. (b)	19,027	328,216
Adobe, Inc. (a)	80,093	28,031,749
Agilysys, Inc. (a) (b)	3,440	408,810
Alarm.com Holdings, Inc. (a)	8,291	423,007
Appfolio, Inc. Class A (a)	4,091	951,771
AppLovin Corp. Class A (a)	51,742	34,864,794
Autodesk, Inc. (a)	41,465	12,274,055
Bentley Systems, Inc. Class B (b)	28,450	1,085,794
Bill Holdings, Inc. (a)	18,278	996,882
Blackbaud, Inc. (a)	9,492	601,033
BlackLine, Inc. (a) (b)	9,765	539,907
Box, Inc. Class A (a) (b)	27,873	833,681
Cadence Design Systems, Inc. (a)	52,758	16,491,096
Cleanspark, Inc. (a) (b)	53,588	542,311
Clear Secure, Inc. Class A	10,858	380,899
Commvault Systems, Inc. (a)	9,427	1,181,769
Crowdstrike Holdings, Inc. Class A (a)	47,876	22,442,354
Datadog, Inc. Class A (a)	61,468	8,359,033
Docusign, Inc. (a)	39,361	2,692,292
Dolby Laboratories, Inc. Class A	11,660	748,805
Dropbox, Inc. Class A (a)	26,005	722,939
Dynatrace, Inc. (a)	47,493	2,058,347
Fair Isaac Corp. (a)	4,708	7,959,439
Fortinet, Inc. (a)	123,772	9,828,734
Gen Digital, Inc.	113,439	3,084,406
Guidewire Software, Inc. (a)	16,186	3,253,548
InterDigital, Inc. (b)	5,904	1,879,716
Intuit, Inc.	53,270	35,287,113
LiveRamp Holdings, Inc. (a)	12,838	377,052
Manhattan Associates, Inc. (a)	12,147	2,105,197
MARA Holdings, Inc. (a) (b)	45,470	408,321
Security Description	Shares	Value
Microsoft Corp.	1,414,652	$684,154,000
N-able, Inc. (a)	13,430	100,456
NCR Voyix Corp. (a) (b)	25,976	264,955
Nutanix, Inc. Class A (a)	51,242	2,648,699
Oracle Corp.	320,229	62,415,834
Palantir Technologies, Inc. Class A (a)	434,569	77,244,640
Palo Alto Networks, Inc. (a)	125,861	23,183,596
Pegasystems, Inc. (b)	17,156	1,024,556
Pivotal Software, Inc. (a) (d)	11,498	—
Progress Software Corp. (a)	9,106	391,194
PTC, Inc. (a)	23,172	4,036,794
Q2 Holdings, Inc. (a) (b)	11,888	857,838
Qualys, Inc. (a)	6,345	843,250
Roper Technologies, Inc.	20,368	9,066,408
Salesforce, Inc.	183,356	48,572,838
ServiceNow, Inc. (a)	199,684	30,589,592
Sprinklr, Inc. Class A (a) (b)	20,920	162,758
SPS Commerce, Inc. (a)	6,597	587,991
Synopsys, Inc. (a)	35,129	16,500,794
Teradata Corp. (a)	20,541	625,268
Tyler Technologies, Inc. (a)	8,008	3,635,232
UiPath, Inc. Class A (a)	80,200	1,314,478
Workday, Inc. Class A (a)	40,982	8,802,114
		1,179,460,964
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	90,108	15,820,262
Crown Castle, Inc. REIT	83,844	7,451,216
CubeSmart REIT	43,955	1,584,578
Digital Realty Trust, Inc. REIT	59,245	9,165,794
EPR Properties REIT	14,521	724,598
Equinix, Inc. REIT	18,175	13,924,958
Extra Space Storage, Inc. REIT	40,065	5,217,264
Four Corners Property Trust, Inc. REIT (b)	14,769	340,573
Gaming & Leisure Properties, Inc. REIT	51,446	2,299,122
Iron Mountain, Inc. REIT	56,187	4,660,712
Lamar Advertising Co. Class A REIT (b)	17,240	2,182,239
Millrose Properties, Inc. REIT	26,145	780,951
National Storage Affiliates Trust REIT	14,906	420,498
Outfront Media, Inc. REIT	21,911	528,055
PotlatchDeltic Corp. REIT	13,380	532,256
Public Storage REIT	30,648	7,953,156
Rayonier, Inc. REIT	30,890	668,769
Safehold, Inc. REIT (b)	6,630	90,765
SBA Communications Corp. REIT	21,051	4,071,895
VICI Properties, Inc. REIT	195,378	5,494,029
Weyerhaeuser Co. REIT	143,842	3,407,617
		87,319,307

See accompanying notes to financial statements.
59

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co. Class A (a)	9,817	$1,235,666
Academy Sports & Outdoors, Inc. (b)	16,487	823,691
Advance Auto Parts, Inc. (b)	12,787	502,529
American Eagle Outfitters, Inc.	31,247	823,983
Asbury Automotive Group, Inc. (a) (b)	3,625	842,921
AutoNation, Inc. (a)	5,370	1,108,798
AutoZone, Inc. (a)	3,136	10,635,744
Bath & Body Works, Inc.	45,792	919,503
Best Buy Co., Inc.	39,100	2,616,963
Boot Barn Holdings, Inc. (a) (b)	4,197	740,645
Buckle, Inc.	5,695	304,227
Burlington Stores, Inc. (a)	12,524	3,617,557
CarMax, Inc. (a)	31,912	1,233,080
Carvana Co. (a)	26,299	11,098,704
Chewy, Inc. Class A (a)	32,128	1,061,830
Dick's Sporting Goods, Inc. (b)	14,118	2,794,941
Five Below, Inc. (a)	10,873	2,048,038
Floor & Decor Holdings, Inc. Class A (a) (b)	20,710	1,261,032
GameStop Corp. Class A (a)	87,051	1,747,984
Gap, Inc.	41,084	1,051,750
Group 1 Automotive, Inc. (b)	2,762	1,086,295
Guess?, Inc.	6,991	117,099
Home Depot, Inc.	188,999	65,034,556
Lithia Motors, Inc.	5,605	1,862,710
Lowe's Cos., Inc.	105,793	25,513,040
MarineMax, Inc. (a) (b)	3,402	82,431
Monro, Inc. (b)	6,606	132,384
Murphy USA, Inc.	3,276	1,321,932
National Vision Holdings, Inc. (a) (b)	15,781	407,465
O'Reilly Automotive, Inc. (a)	163,973	14,955,977
Penske Automotive Group, Inc.	4,432	701,541
RH (a) (b)	3,035	543,720
Ross Stores, Inc.	64,771	11,667,848
Sally Beauty Holdings, Inc. (a)	24,690	352,079
Signet Jewelers Ltd. (b)	9,890	819,683
Sonic Automotive, Inc. Class A	4,275	264,452
TJX Cos., Inc.	210,036	32,263,630
Tractor Supply Co.	105,295	5,265,803
Ulta Beauty, Inc. (a)	8,051	4,870,936
Upbound Group, Inc. (b)	7,981	140,146
Urban Outfitters, Inc. (a)	12,759	960,242
Valvoline, Inc. (a)	26,686	775,495
Victoria's Secret & Co. (a) (b)	15,132	819,700
Williams-Sonoma, Inc.	24,898	4,446,534
		220,875,284
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.8%
Apple, Inc.	2,812,614	764,637,242
Corsair Gaming, Inc. (a) (b)	6,804	40,416
Dell Technologies, Inc. Class C	54,144	6,815,647
Security Description	Shares	Value
Hewlett Packard Enterprise Co.	250,100	$6,007,402
HP, Inc.	170,423	3,797,024
NetApp, Inc.	40,389	4,325,258
Pure Storage, Inc. Class A (a)	57,240	3,835,652
Sandisk Corp. (a)	25,765	6,116,096
Seagate Technology Holdings PLC	38,951	10,726,716
Super Micro Computer, Inc. (a) (b)	90,398	2,645,949
Western Digital Corp.	60,865	10,485,214
		819,432,616
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a)	22,699	553,856
Carter's, Inc. (b)	8,333	270,239
Columbia Sportswear Co.	6,122	337,261
Crocs, Inc. (a) (b)	12,778	1,092,775
Deckers Outdoor Corp. (a)	28,920	2,998,136
G-III Apparel Group Ltd.	9,530	275,989
Kontoor Brands, Inc. (b)	9,092	555,430
Lululemon Athletica, Inc. (a)	22,343	4,643,099
NIKE, Inc. Class B	228,526	14,559,391
Oxford Industries, Inc. (b)	3,242	110,876
PVH Corp. (b)	11,640	780,113
Ralph Lauren Corp.	7,864	2,780,789
Steven Madden Ltd. (b)	15,075	627,723
Tapestry, Inc.	42,215	5,393,811
Under Armour, Inc. Class A (a) (b)	38,457	191,131
Under Armour, Inc. Class C (a) (b)	37,185	178,488
VF Corp. (b)	62,458	1,129,241
Wolverine World Wide, Inc. (b)	15,538	282,015
		36,760,363
TOBACCO — 0.6%
Altria Group, Inc.	324,969	18,737,713
Philip Morris International, Inc.	296,960	47,632,384
Universal Corp. (b)	3,742	197,390
		66,567,487
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	20,157	1,294,684
Applied Industrial Technologies, Inc.	7,941	2,039,011
Boise Cascade Co.	7,535	554,576
Core & Main, Inc. Class A (a)	25,124	1,305,694
DNOW, Inc. (a)	14,993	198,657
DXP Enterprises, Inc. (a) (b)	3,055	335,409
Fastenal Co.	222,161	8,915,321
GATX Corp.	6,482	1,099,347
MSC Industrial Direct Co., Inc. Class A (b)	8,981	755,302
Rush Enterprises, Inc. Class A	11,884	641,023
United Rentals, Inc.	12,253	9,916,598
Watsco, Inc. (b)	6,252	2,106,612
WESCO International, Inc.	8,813	2,156,012

See accompanying notes to financial statements.
60

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
WW Grainger, Inc.	8,703	$8,781,762
		40,100,008
WATER UTILITIES — 0.1%
American States Water Co.	6,844	496,053
American Water Works Co., Inc.	37,900	4,945,950
California Water Service Group	10,340	448,032
Essential Utilities, Inc.	44,373	1,702,148
H2O America (b)	5,334	261,313
Middlesex Water Co. (b)	3,232	162,958
		8,016,454
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	12,916	60,189
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	20,342	834,022
T-Mobile U.S., Inc.	93,422	18,968,403
		19,864,073
TOTAL COMMON STOCKS (Cost $7,537,044,926)		12,015,639,176
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	12,858,559	12,858,559
State Street Navigator Securities Lending Portfolio II (c) (g)	65,776,299	65,776,299
TOTAL SHORT-TERM INVESTMENTS (Cost $78,634,858)		78,634,858
TOTAL INVESTMENTS — 100.5% (Cost $7,615,679,784)		12,094,274,034
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(59,706,585)
NET ASSETS — 100.0%		$12,034,567,449

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	44	03/20/2026	$15,304,081	$15,163,500	$(140,581)

During the period ended December 31, 2025, the average notional value related to futures contracts was $15,899,979.
See accompanying notes to financial statements.
61

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 12,015,637,715	$ 1,461	$ 0(a)	$ 12,015,639,176
Short-Term Investments	78,634,858	—	—	78,634,858
TOTAL INVESTMENTS	$12,094,272,573	$1,461	$0	$12,094,274,034
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (140,581)	$ —	$ —	$ (140,581)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(140,581)	$—	$—	$(140,581)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	52,298	$5,561,369	$378,656	$124,261	$45,457	$1,149,053	54,339	$7,010,274	$84,363
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,895,807	5,895,807	107,900,396	100,937,644	—	—	12,858,559	12,858,559	255,736
State Street Navigator Securities Lending Portfolio II	64,979,135	64,979,135	331,463,179	330,666,015	—	—	65,776,299	65,776,299	93,745
Total		$76,436,311	$439,742,231	$431,727,920	$45,457	$1,149,053		$85,645,132	$433,844
See accompanying notes to financial statements.
62

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.	120	$40,399
Huntington Ingalls Industries, Inc.	19	6,461
L3Harris Technologies, Inc.	93	27,302
Lockheed Martin Corp.	100	48,367
Northrop Grumman Corp.	65	37,064
		159,593
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	58	9,324
Expeditors International of Washington, Inc.	68	10,133
FedEx Corp.	102	29,464
United Parcel Service, Inc. Class B	333	33,030
		81,951
AUTO COMPONENTS — 0.0% *
LCI Industries	28	3,397
AUTOMOBILES — 0.1%
Thor Industries, Inc.	58	5,955
BANKS — 9.9%
Associated Banc-Corp.	157	4,044
Atlantic Union Bankshares Corp.	141	4,977
Bank of America Corp.	6,492	357,060
Bank of Hawaii Corp.	41	2,803
Bank OZK	112	5,154
BankUnited, Inc.	72	3,209
Banner Corp.	33	2,068
Cadence Bank	186	7,968
Cathay General Bancorp	69	3,339
Citigroup, Inc.	1,832	213,776
Citizens Financial Group, Inc.	425	24,824
Columbia Banking System, Inc.	289	8,078
Comerica, Inc.	108	9,388
Community Financial System, Inc.	52	2,987
Cullen/Frost Bankers, Inc.	62	7,851
CVB Financial Corp.	123	2,288
Fifth Third Bancorp	665	31,129
First Financial Bancorp	93	2,327
First Hawaiian, Inc.	122	3,087
First Horizon Corp.	524	12,524
FNB Corp.	353	6,036
Fulton Financial Corp.	182	3,518
Glacier Bancorp, Inc.	127	5,594
Hancock Whitney Corp.	89	5,667
Home BancShares, Inc.	179	4,973
Huntington Bancshares, Inc.	1,500	26,025
Independent Bank Corp.	48	3,508
KeyCorp	938	19,360
M&T Bank Corp.	160	32,237
NBT Bancorp, Inc.	51	2,118
Old National Bancorp	346	7,719
Park National Corp.	13	1,978
PNC Financial Services Group, Inc.	411	85,788
Prosperity Bancshares, Inc.	93	6,427
Security Description	Shares	Value
Provident Financial Services, Inc.	131	$2,587
Regions Financial Corp.	917	24,851
Renasant Corp.	95	3,346
Simmons First National Corp. Class A	146	2,752
Truist Financial Corp.	1,275	62,743
Trustmark Corp.	60	2,337
U.S. Bancorp	1,496	79,827
United Bankshares, Inc.	139	5,338
United Community Banks, Inc.	121	3,778
Valley National Bancorp	468	5,466
WaFd, Inc.	77	2,466
Webster Financial Corp.	166	10,448
Zions Bancorp NA	151	8,840
		1,134,608
BEVERAGES — 1.7%
Coca-Cola Co.	1,662	116,190
PepsiCo, Inc.	576	82,668
		198,858
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	677	154,688
Amgen, Inc.	194	63,498
Gilead Sciences, Inc.	428	52,533
		270,719
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	58	3,879
Allegion PLC	40	6,369
Johnson Controls International PLC	313	37,482
Masco Corp.	102	6,473
Owens Corning	44	4,924
		59,127
CAPITAL MARKETS — 3.4%
Bank of New York Mellon Corp.	676	78,477
Cohen & Steers, Inc.	25	1,569
Federated Hermes, Inc.	72	3,749
Franklin Resources, Inc.	296	7,071
Janus Henderson Group PLC	127	6,041
Morgan Stanley	1,151	204,337
Northern Trust Corp.	193	26,362
State Street Corp. (a)	274	35,349
T. Rowe Price Group, Inc.	207	21,193
Virtu Financial, Inc. Class A	80	2,666
		386,814
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	216	53,356
Albemarle Corp.	93	13,154
Ashland, Inc.	41	2,406
Avient Corp.	85	2,656
Cabot Corp.	52	3,447
CF Industries Holdings, Inc.	151	11,678
Eastman Chemical Co.	107	6,830
LyondellBasell Industries NV Class A	251	10,868
NewMarket Corp.	8	5,498
Olin Corp.	113	2,354

See accompanying notes to financial statements.
63

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
PPG Industries, Inc.	209	$21,414
Scotts Miracle-Gro Co.	41	2,392
Sensient Technologies Corp.	37	3,476
Solstice Advanced Materials, Inc. (b)	76	3,692
		143,221
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	31	1,311
Brady Corp. Class A	21	1,646
HNI Corp.	22	925
RB Global, Inc.	94	9,670
Waste Management, Inc.	178	39,108
		52,660
COMMUNICATIONS EQUIPMENT — 6.2%
Cisco Systems, Inc.	9,198	708,522
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	254	11,504
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Dollar General Corp.	101	13,410
Target Corp.	198	19,354
		32,764
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	2,080	17,347
Avery Dennison Corp.	63	11,459
Packaging Corp. of America	84	17,323
Sealed Air Corp.	135	5,593
Sonoco Products Co.	91	3,971
		55,693
DISTRIBUTORS — 0.2%
Genuine Parts Co.	163	20,042
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	144	6,276
Strategic Education, Inc.	27	2,165
		8,441
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.7%
Verizon Communications, Inc.	24,359	992,142
ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc.	289	33,325
Duke Energy Corp.	420	49,228
Edison International	205	12,304
Evergy, Inc.	124	8,989
Eversource Energy	202	13,601
Exelon Corp.	531	23,146
FirstEnergy Corp.	282	12,625
OGE Energy Corp.	113	4,825
Pinnacle West Capital Corp.	64	5,677
Security Description	Shares	Value
Portland General Electric Co.	59	$2,831
		166,551
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	268	35,569
Rockwell Automation, Inc.	53	20,621
		56,190
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Avnet, Inc.	204	9,808
CDW Corp.	320	43,584
Corning, Inc.	1,825	159,797
TE Connectivity PLC	680	154,707
Vishay Intertechnology, Inc.	272	3,941
		371,837
FINANCIAL SERVICES — 0.2%
HA Sustainable Infrastructure Capital, Inc.	128	4,023
Radian Group, Inc.	134	4,823
Voya Financial, Inc.	91	6,778
Western Union Co. (c)	299	2,784
		18,408
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	213	12,245
Bunge Global SA	55	4,899
Campbell's Co.	89	2,481
Conagra Brands, Inc.	214	3,704
Flowers Foods, Inc.	98	1,066
General Mills, Inc.	251	11,672
Hershey Co.	70	12,739
Hormel Foods Corp.	137	3,247
J.M. Smucker Co.	51	4,988
Mondelez International, Inc. Class A	598	32,190
Tyson Foods, Inc. Class A	135	7,914
		97,145
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	58	2,675
ONE Gas, Inc.	33	2,549
Spire, Inc.	32	2,646
UGI Corp.	120	4,492
		12,362
GROUND TRANSPORTATION — 1.2%
CSX Corp.	871	31,574
Norfolk Southern Corp.	110	31,759
Ryder System, Inc.	20	3,828
Union Pacific Corp.	294	68,008
Werner Enterprises, Inc.	29	870
		136,039
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	688	86,199

See accompanying notes to financial statements.
64

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Becton Dickinson & Co.	108	$20,960
Dentsply Sirona, Inc.	74	846
Medtronic PLC	480	46,109
		154,114
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	88	18,084
Cigna Group	94	25,872
CVS Health Corp.	440	34,918
Elevance Health, Inc.	80	28,044
Quest Diagnostics, Inc.	45	7,809
UnitedHealth Group, Inc.	327	107,946
		222,673
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc. (c)	244	8,823
Omega Healthcare Investors, Inc. REIT	341	15,120
		23,943
HOTELS, RESTAURANTS & LEISURE — 3.4%
McDonald's Corp.	784	239,614
Starbucks Corp.	1,258	105,936
Yum! Brands, Inc.	320	48,410
		393,960
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	27	537
Kimberly-Clark Corp.	158	15,941
		16,478
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	368	5,277
INDUSTRIAL CONGLOMERATES — 0.5%
Honeywell International, Inc.	305	59,502
INDUSTRIAL REITs — 0.1%
Rexford Industrial Realty, Inc. REIT	251	9,719
STAG Industrial, Inc. REIT	190	6,984
		16,703
INSURANCE — 1.3%
American Financial Group, Inc.	72	9,841
Fidelity National Financial, Inc.	257	14,030
First American Financial Corp.	101	6,205
Lincoln National Corp.	163	7,258
MetLife, Inc.	551	43,496
Old Republic International Corp.	218	9,949
Principal Financial Group, Inc.	199	17,554
Prudential Financial, Inc.	337	38,041
		146,374
IT SERVICES — 10.0%
Accenture PLC Class A	1,479	396,816
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	1,148	$95,284
International Business Machines Corp.	2,193	649,588
		1,141,688
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	72	5,346
Polaris, Inc.	53	3,352
		8,698
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	149	12,218
MACHINERY — 2.9%
Albany International Corp. Class A	14	710
Caterpillar, Inc.	206	118,011
Cummins, Inc.	68	34,711
Deere & Co.	118	54,937
Donaldson Co., Inc.	54	4,788
Flowserve Corp.	63	4,371
Graco, Inc.	81	6,639
Hillenbrand, Inc.	28	888
IDEX Corp.	34	6,050
Illinois Tool Works, Inc.	129	31,773
Kennametal, Inc.	34	966
Lincoln Electric Holdings, Inc.	26	6,231
Nordson Corp.	25	6,011
Oshkosh Corp.	29	3,643
PACCAR, Inc.	244	26,720
Snap-on, Inc.	25	8,615
Stanley Black & Decker, Inc.	79	5,868
Timken Co.	30	2,524
Toro Co.	49	3,857
Trinity Industries, Inc.	41	1,084
		328,397
MEDIA — 0.3%
Nexstar Media Group, Inc.	152	30,864
METALS & MINING — 0.3%
Nucor Corp.	204	33,274
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Starwood Property Trust, Inc. REIT (c)	337	6,069
MULTI-UTILITIES — 0.5%
Avista Corp.	44	1,696
Black Hills Corp.	38	2,638
Consolidated Edison, Inc.	199	19,764
DTE Energy Co.	116	14,962
Northwestern Energy Group, Inc.	32	2,065
WEC Energy Group, Inc.	176	18,561
		59,686
OFFICE REITs — 0.1%
Cousins Properties, Inc. REIT	208	5,362

See accompanying notes to financial statements.
65

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	128	$3,305
Kilroy Realty Corp. REIT (c)	124	4,634
		13,301
OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron Corp.	557	84,892
Coterra Energy, Inc.	224	5,896
EOG Resources, Inc.	167	17,537
Exxon Mobil Corp.	1,218	146,574
Kinder Morgan, Inc.	581	15,972
ONEOK, Inc.	191	14,038
Phillips 66 Co.	121	15,614
Valero Energy Corp.	94	15,302
Williams Cos., Inc.	360	21,640
		337,465
PERSONAL CARE PRODUCTS — 0.1%
Kenvue, Inc.	938	16,180
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	781	42,127
Johnson & Johnson	874	180,874
Merck & Co., Inc.	903	95,050
Perrigo Co. PLC (c)	55	766
Pfizer, Inc.	2,212	55,079
		373,896
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	199	51,189
Broadridge Financial Solutions, Inc.	56	12,498
Genpact Ltd.	81	3,789
Insperity, Inc. (c)	19	736
Korn Ferry	24	1,584
Maximus, Inc.	28	2,417
Paychex, Inc.	152	17,051
Robert Half, Inc.	54	1,467
Science Applications International Corp.	23	2,315
		93,046
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	116	8,356
NNN REIT, Inc.	213	8,441
Realty Income Corp. REIT	1,030	58,061
		74,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.2%
Analog Devices, Inc.	1,217	330,050
Microchip Technology, Inc.	1,287	82,008
Power Integrations, Inc.	128	4,549
QUALCOMM, Inc.	2,543	434,980
Skyworks Solutions, Inc.	369	23,398
Texas Instruments, Inc.	2,348	407,355
		1,282,340
Security Description	Shares	Value
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	158	$10,147
Gen Digital, Inc.	1,401	38,093
		48,240
SPECIALIZED REITs — 0.8%
CubeSmart REIT	244	8,796
Extra Space Storage, Inc. REIT	220	28,648
Four Corners Property Trust, Inc. REIT	114	2,629
National Storage Affiliates Trust REIT	74	2,088
PotlatchDeltic Corp. REIT	77	3,063
Public Storage REIT	164	42,558
Rayonier, Inc. REIT	173	3,745
		91,527
SPECIALTY RETAIL — 5.1%
Best Buy Co., Inc.	203	13,587
Dick's Sporting Goods, Inc.	73	14,452
Home Depot, Inc.	1,161	399,500
Lowe's Cos., Inc.	647	156,030
		583,569
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Hewlett Packard Enterprise Co.	3,342	80,275
HP, Inc.	2,215	49,350
NetApp, Inc.	486	52,046
Seagate Technology Holdings PLC	561	154,494
		336,165
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	1,341	85,435
TOBACCO — 1.4%
Altria Group, Inc.	789	45,494
Philip Morris International, Inc.	740	118,696
		164,190
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	52	3,340
Fastenal Co.	621	24,921
GATX Corp.	18	3,053
MSC Industrial Direct Co., Inc. Class A	23	1,934
Watsco, Inc.	19	6,402
		39,650
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	153	5,869
TOTAL COMMON STOCKS (Cost $10,366,014)		11,390,192

See accompanying notes to financial statements.
66

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	20,270	$20,270
State Street Navigator Securities Lending Portfolio II (a) (f)	23,518	23,518
TOTAL SHORT-TERM INVESTMENTS (Cost $43,788)		43,788
TOTAL INVESTMENTS — 100.1% (Cost $10,409,802)		11,433,980
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(10,607)
NET ASSETS — 100.0%		$11,423,373

(a)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 11,390,192	$ —	$ —	$ 11,390,192
Short-Term Investments	43,788	—	—	43,788
TOTAL INVESTMENTS	$11,433,980	$—	$—	$11,433,980

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	302	$32,115	$4,916	$8,110	$1,298	$5,130	274	$35,349	$454
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,991	9,991	279,888	269,609	—	—	20,270	20,270	421
State Street Navigator Securities Lending Portfolio II	16,599	16,599	334,693	327,774	—	—	23,518	23,518	21
Total		$58,705	$619,497	$605,493	$1,298	$5,130		$79,137	$896
See accompanying notes to financial statements.
67

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp. (a)	829,110	$68,642,017
AeroVironment, Inc. (a) (b)	643,982	155,772,806
Archer Aviation, Inc. Class A (a) (b)	18,869,358	141,897,572
Astronics Corp. (a)	1,144,718	62,089,504
ATI, Inc. (a)	1,508,038	173,062,441
Axon Enterprise, Inc. (a)	277,869	157,810,141
Boeing Co. (a)	794,770	172,560,462
BWX Technologies, Inc.	879,135	151,949,693
Byrna Technologies, Inc. (a) (b)	613,030	10,292,774
Cadre Holdings, Inc. (b)	573,997	23,442,038
Carpenter Technology Corp.	518,502	163,245,170
Curtiss-Wright Corp.	284,565	156,872,148
Ducommun, Inc. (a)	245,020	23,308,753
General Dynamics Corp.	461,489	155,364,887
General Electric Co.	556,901	171,542,215
HEICO Corp.	511,670	165,571,295
Hexcel Corp. (b)	1,813,657	134,029,252
Howmet Aerospace, Inc.	820,916	168,304,198
Huntington Ingalls Industries, Inc.	488,753	166,210,233
Intuitive Machines, Inc. (a) (b)	3,086,354	50,091,525
Karman Holdings, Inc. (a) (b)	2,347,800	171,788,526
Kratos Defense & Security Solutions, Inc. (a) (b)	2,053,527	155,883,235
L3Harris Technologies, Inc.	552,343	162,151,335
Leonardo DRS, Inc.	2,404,590	81,972,473
Loar Holdings, Inc. (a) (b)	1,221,027	83,029,836
Lockheed Martin Corp.	337,515	163,245,880
Mercury Systems, Inc. (a) (b)	1,371,023	100,098,389
Moog, Inc. Class A	240,974	58,689,218
National Presto Industries, Inc. (b)	133,410	14,242,852
Northrop Grumman Corp.	284,387	162,160,311
Red Cat Holdings, Inc. (a) (b)	3,187,185	25,274,377
Redwire Corp. (a) (b)	1,959,273	14,890,475
Rocket Lab Corp. (a)	2,745,765	191,544,566
RTX Corp.	903,943	165,783,146
Security Description	Shares	Value
StandardAero, Inc. (a) (b)	3,305,699	$94,807,447
Textron, Inc.	1,855,895	161,778,367
TransDigm Group, Inc.	121,219	161,203,087
V2X, Inc. (a)	558,620	30,472,721
VSE Corp. (b)	419,327	72,447,126
Woodward, Inc.	544,250	164,537,660
TOTAL COMMON STOCKS (Cost $3,771,006,464)		4,708,060,151
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	3,712,814	3,712,814
State Street Navigator Securities Lending Portfolio II (e) (f)	228,017,392	228,017,392
TOTAL SHORT-TERM INVESTMENTS (Cost $231,730,206)		231,730,206
TOTAL INVESTMENTS — 104.9% (Cost $4,002,736,670)		4,939,790,357
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(229,034,844)
NET ASSETS — 100.0%		$4,710,755,513

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 4,708,060,151	$ —	$ —	$ 4,708,060,151
Short-Term Investments	231,730,206	—	—	231,730,206
TOTAL INVESTMENTS	$4,939,790,357	$—	$—	$4,939,790,357
See accompanying notes to financial statements.
68

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,021,423	$3,021,423	$103,662,062	$102,970,671	$—	$—	3,712,814	$3,712,814	$99,600
State Street Navigator Securities Lending Portfolio II	195,032,392	195,032,392	1,963,483,301	1,930,498,301	—	—	228,017,392	228,017,392	500,592
Total		$198,053,815	$2,067,145,363	$2,033,468,972	$—	$—		$231,730,206	$600,192
See accompanying notes to financial statements.
69

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 85.1%
Ameris Bancorp	175,016	$12,998,438
Associated Banc-Corp.	502,550	12,945,688
Atlantic Union Bankshares Corp. (a)	377,890	13,339,517
Axos Financial, Inc. (b)	158,852	13,686,688
Banc of California, Inc.	683,278	13,180,433
BancFirst Corp.	121,670	12,899,453
Bancorp, Inc. (a) (b)	196,561	13,271,799
Bank of America Corp.	251,555	13,835,525
Bank of Hawaii Corp.	195,545	13,369,412
Bank OZK	280,611	12,913,718
BankUnited, Inc.	297,421	13,256,054
Banner Corp.	181,087	11,346,911
Beacon Financial Corp.	507,993	13,395,775
BOK Financial Corp. (a)	113,931	13,496,266
Cadence Bank	315,274	13,506,338
Cathay General Bancorp	267,008	12,920,517
Citigroup, Inc.	122,461	14,289,974
Citizens Financial Group, Inc.	232,706	13,592,357
Columbia Banking System, Inc. (a)	468,459	13,093,429
Comerica, Inc.	154,259	13,409,735
Commerce Bancshares, Inc.	255,139	13,353,975
Community Financial System, Inc.	190,878	10,964,032
Cullen/Frost Bankers, Inc.	104,687	13,256,515
Customers Bancorp, Inc. (b)	189,868	13,883,148
CVB Financial Corp. (a)	662,506	12,322,612
East West Bancorp, Inc. (a)	118,492	13,317,316
Eastern Bankshares, Inc.	684,998	12,624,513
Enterprise Financial Services Corp.	141,053	7,616,862
FB Financial Corp. (a)	231,953	12,942,977
Fifth Third Bancorp	286,099	13,392,294
First BanCorp	647,194	13,416,332
First Bancorp/Southern Pines NC (a)	182,077	9,247,691
First Busey Corp.	366,462	8,718,131
First Citizens BancShares, Inc. Class A (a)	6,616	14,199,127
First Financial Bancorp	414,802	10,378,346
First Financial Bankshares, Inc.	429,556	12,830,838
First Hawaiian, Inc.	522,027	13,207,283
First Horizon Corp.	569,922	13,621,136
First Interstate BancSystem, Inc. Class A (a)	381,868	13,212,633
First Merchants Corp.	237,997	8,920,128
Flagstar Bank NA (a)	1,044,055	13,144,652
FNB Corp. (a)	774,276	13,240,120
Fulton Financial Corp. (a)	685,343	13,247,680
Glacier Bancorp, Inc. (a)	307,924	13,564,052
Hancock Whitney Corp.	207,031	13,183,734
Hilltop Holdings, Inc.	324,030	10,997,578
Home BancShares, Inc.	475,833	13,218,641
Security Description	Shares	Value
Huntington Bancshares, Inc.	774,717	$13,441,340
Independent Bank Corp.	177,831	12,995,889
International Bancshares Corp.	184,527	12,259,974
JPMorgan Chase & Co.	43,868	14,135,147
KeyCorp	662,965	13,683,598
Lakeland Financial Corp. (a)	112,578	6,423,701
M&T Bank Corp.	66,492	13,396,808
NBT Bancorp, Inc.	167,222	6,943,057
OFG Bancorp	208,893	8,560,435
Old National Bancorp	584,868	13,048,405
Park National Corp.	48,986	7,454,689
Pathward Financial, Inc.	164,797	11,700,587
Pinnacle Financial Partners, Inc.	136,123	12,987,495
PNC Financial Services Group, Inc.	65,729	13,719,614
Popular, Inc.	113,330	14,111,852
Prosperity Bancshares, Inc.	186,459	12,886,182
Provident Financial Services, Inc.	573,989	11,336,283
Regions Financial Corp.	496,861	13,464,933
Renasant Corp. (a)	368,574	12,981,176
Seacoast Banking Corp. of Florida	416,409	13,083,571
ServisFirst Bancshares, Inc.	179,473	12,884,367
Simmons First National Corp. Class A	692,318	13,050,194
Southstate Bank Corp.	142,900	13,448,319
Stock Yards Bancorp, Inc.	103,882	6,747,136
Texas Capital Bancshares, Inc. (b)	140,624	12,732,097
Triumph Financial, Inc. (a) (b)	182,244	11,413,942
Truist Financial Corp.	274,496	13,507,948
Trustmark Corp.	241,176	9,393,805
U.S. Bancorp	253,996	13,553,227
UMB Financial Corp.	114,870	13,214,645
United Bankshares, Inc.	346,334	13,299,226
United Community Banks, Inc.	420,137	13,116,677
Valley National Bancorp (a)	1,149,960	13,431,533
WaFd, Inc. (a)	410,193	13,138,482
Webster Financial Corp.	212,596	13,380,792
Wells Fargo & Co.	150,007	13,980,652
WesBanco, Inc.	396,620	13,183,649
Western Alliance Bancorp	156,693	13,173,181
Wintrust Financial Corp.	96,462	13,487,317
WSFS Financial Corp.	238,877	13,195,566
Zions Bancorp NA	231,204	13,534,682
		1,102,252,546
CAPITAL MARKETS — 2.1%
Bank of New York Mellon Corp.	114,918	13,340,831
Northern Trust Corp.	98,880	13,506,019
		26,846,850
FINANCIAL SERVICES — 12.6%
Apollo Global Management, Inc.	91,253	13,209,784
Corebridge Financial, Inc.	434,633	13,112,878
Equitable Holdings, Inc.	283,773	13,521,783

See accompanying notes to financial statements.
70

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Essent Group Ltd.	214,576	$13,949,586
Jackson Financial, Inc. Class A	131,428	14,016,796
MGIC Investment Corp.	469,591	13,721,449
NMI Holdings, Inc. (b)	346,248	14,123,456
PennyMac Financial Services, Inc.	103,856	13,692,375
Radian Group, Inc.	380,852	13,706,864
Rocket Cos., Inc. Class A	707,070	13,688,875
Voya Financial, Inc.	188,031	14,006,429
Walker & Dunlop, Inc.	214,542	12,904,701
		163,654,976
TOTAL COMMON STOCKS (Cost $1,282,915,204)		1,292,754,372
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	1,348,028	1,348,028
State Street Navigator Securities Lending Portfolio II (e) (f)	42,702,464	42,702,464
TOTAL SHORT-TERM INVESTMENTS (Cost $44,050,492)		44,050,492
TOTAL INVESTMENTS — 103.2% (Cost $1,326,965,696)		1,336,804,864
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(40,862,484)
NET ASSETS — 100.0%		$1,295,942,380

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,292,754,372	$ —	$ —	$ 1,292,754,372
Short-Term Investments	44,050,492	—	—	44,050,492
TOTAL INVESTMENTS	$1,336,804,864	$—	$—	$1,336,804,864

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,368,223	$1,368,223	$35,218,635	$35,238,830	$—	$—	1,348,028	$1,348,028	$31,073
State Street Navigator Securities Lending Portfolio II	35,754,066	35,754,066	473,757,074	466,808,676	—	—	42,702,464	42,702,464	201,494
Total		$37,122,289	$508,975,709	$502,047,506	$—	$—		$44,050,492	$232,567
See accompanying notes to financial statements.
71

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
4D Molecular Therapeutics, Inc. (a) (b)	1,384,820	$10,386,150
AbbVie, Inc.	431,191	98,522,832
Absci Corp. (a) (b)	3,400,458	11,867,598
ACADIA Pharmaceuticals, Inc. (a)	3,309,153	88,387,477
ADMA Biologics, Inc. (a) (b)	4,859,533	88,637,882
Agios Pharmaceuticals, Inc. (a) (b)	1,784,488	48,573,763
Akebia Therapeutics, Inc. (a) (b)	8,278,194	13,327,892
Akero Therapeutics, Inc. (a)	2,033,975	1,322,084
Alkermes PLC (a) (b)	3,392,531	94,923,017
Alnylam Pharmaceuticals, Inc. (a)	240,080	95,467,812
Altimmune, Inc. (a) (b)	3,250,135	11,732,987
Amgen, Inc.	307,908	100,781,368
Amicus Therapeutics, Inc. (a)	8,229,549	117,188,778
AnaptysBio, Inc. (a) (b)	586,201	28,419,025
Anavex Life Sciences Corp. (a) (b)	2,594,799	9,237,484
Annexon, Inc. (a) (b)	2,351,611	11,805,087
Apellis Pharmaceuticals, Inc. (a) (b)	2,861,851	71,889,697
Apogee Therapeutics, Inc. (a) (b)	807,114	60,920,965
Arbutus Biopharma Corp. (a) (b)	1,943,027	9,345,960
Arcellx, Inc. (a) (b)	1,160,284	75,650,517
Arcus Biosciences, Inc. (a) (b)	1,542,785	36,764,567
Arcutis Biotherapeutics, Inc. (a)	2,871,989	83,402,561
Ardelyx, Inc. (a)	6,478,303	37,768,507
ArriVent Biopharma, Inc. (a) (b)	479,374	9,645,005
Arrowhead Pharmaceuticals, Inc. (a)	1,409,808	93,597,153
ARS Pharmaceuticals, Inc. (a) (b)	1,918,538	22,350,968
Avidity Biosciences, Inc. (a)	1,360,845	98,157,750
Beam Therapeutics, Inc. (a) (b)	2,951,940	81,827,777
Bicara Therapeutics, Inc. (a)	993,121	16,714,226
BioCryst Pharmaceuticals, Inc. (a)	6,351,129	49,538,806
Biogen, Inc. (a)	546,822	96,235,204
Biohaven Ltd. (a) (b)	3,474,845	39,231,000
BioMarin Pharmaceutical, Inc. (a)	1,808,039	107,451,758
Blueprint Medicines Corp. (a)	756,469	347,976
Bridgebio Pharma, Inc. (a) (b)	1,335,516	102,153,619
CareDx, Inc. (a) (b)	1,512,992	28,504,769
Catalyst Pharmaceuticals, Inc. (a)	2,573,947	60,075,923
Security Description	Shares	Value
Celcuity, Inc. (a) (b)	953,499	$95,101,990
Celldex Therapeutics, Inc. (a) (b)	1,896,398	51,506,170
CG oncology, Inc. (a) (b)	1,760,683	73,103,558
Cidara Therapeutics, Inc. (a) (b)	442,173	97,671,594
Cogent Biosciences, Inc. (a)	1,854,250	65,862,960
Compass Therapeutics, Inc. (a) (b)	2,519,248	13,528,362
Corvus Pharmaceuticals, Inc. (a) (b)	1,655,600	12,748,120
CRISPR Therapeutics AG (a) (b)	1,685,950	88,411,218
Cullinan Therapeutics, Inc. (a) (b)	1,023,898	10,597,344
Cytokinetics, Inc. (a) (b)	1,609,819	102,287,899
CytomX Therapeutics, Inc. (a) (b)	4,541,993	19,348,890
Day One Biopharmaceuticals, Inc. (a) (b)	2,606,696	24,294,407
Denali Therapeutics, Inc. (a) (b)	3,180,347	52,507,529
Dianthus Therapeutics, Inc. (a) (b)	960,746	39,592,343
Disc Medicine, Inc. (a)	599,198	47,582,313
Dynavax Technologies Corp. (a) (b)	3,053,393	46,961,184
Dyne Therapeutics, Inc. (a) (b)	3,902,935	76,341,409
Emergent BioSolutions, Inc. (a) (b)	1,477,879	18,266,584
Erasca, Inc. (a) (b)	2,175,184	8,091,684
Exact Sciences Corp. (a)	958,907	97,386,595
Exelixis, Inc. (a)	2,364,107	103,618,810
Geron Corp. (a) (b)	13,644,923	18,011,298
Gilead Sciences, Inc.	800,253	98,223,053
Gossamer Bio, Inc. (a) (b)	5,193,075	16,098,533
GRAIL, Inc. (a) (b)	1,022,811	87,542,394
Halozyme Therapeutics, Inc. (a) (b)	1,549,809	104,302,146
Ideaya Biosciences, Inc. (a) (b)	2,109,120	72,912,278
Immuneering Corp. Class A (a)	2,170,618	14,282,666
ImmunityBio, Inc. (a) (b)	10,082,841	19,964,025
Immunome, Inc. (a) (b)	1,882,530	40,436,744
Immunovant, Inc. (a) (b)	2,197,115	55,850,663
Incyte Corp. (a)	1,020,229	100,768,018
Inhibrx Biosciences, Inc. (a) (b)	142,448	11,253,392
Insmed, Inc. (a)	511,438	89,010,670
Intellia Therapeutics, Inc. (a) (b)	3,576,465	32,152,420
Invivyd, Inc. (a) (b)	4,724,286	11,668,986
Ionis Pharmaceuticals, Inc. (a) (b)	1,234,775	97,683,050
Iovance Biotherapeutics, Inc. (a) (b)	11,728,353	32,018,404

See accompanying notes to financial statements.
72

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a)	1,076,460	$3,627,670
Janux Therapeutics, Inc. (a) (b)	2,909,398	40,149,692
KalVista Pharmaceuticals, Inc. (a) (b)	1,088,935	17,586,300
Keros Therapeutics, Inc. (a)	502,667	10,234,300
Kodiak Sciences, Inc. (a) (b)	988,155	27,628,814
Krystal Biotech, Inc. (a) (b)	405,018	99,853,138
Kura Oncology, Inc. (a)	3,111,002	32,323,311
Kymera Therapeutics, Inc. (a) (b)	978,953	76,172,333
Lexeo Therapeutics, Inc. (a) (b)	1,696,063	16,841,906
Madrigal Pharmaceuticals, Inc. (a) (b)	175,751	102,346,837
MannKind Corp. (a)	7,511,857	42,592,229
Metsera, Inc. (a)	1,530,714	7,500,499
MiMedx Group, Inc. (a)	1,150,522	7,789,034
Mineralys Therapeutics, Inc. (a) (b)	2,135,052	77,481,037
Mirum Pharmaceuticals, Inc. (a) (b)	1,217,519	96,171,826
Moderna, Inc. (a) (b)	3,344,580	98,631,664
Monte Rosa Therapeutics, Inc. (a) (b)	1,119,671	17,556,441
Myriad Genetics, Inc. (a) (b)	2,477,459	15,236,373
Natera, Inc. (a)	416,490	95,413,694
Neurocrine Biosciences, Inc. (a)	623,893	88,486,744
Novavax, Inc. (a) (b)	5,470,086	36,758,978
Nurix Therapeutics, Inc. (a)	1,502,674	28,505,726
Nuvalent, Inc. Class A (a) (b)	766,876	77,140,057
Olema Pharmaceuticals, Inc. (a)	747,253	18,681,325
ORIC Pharmaceuticals, Inc. (a) (b)	2,941,521	24,061,642
Oruka Therapeutics, Inc. (a) (b)	638,901	19,365,089
Palvella Therapeutics, Inc. (a)	261,166	27,336,245
Praxis Precision Medicines, Inc. (a)	371,133	109,387,740
Precigen, Inc. (a) (b)	6,212,409	25,967,870
Prime Medicine, Inc. (a) (b)	3,116,345	10,813,717
Protagonist Therapeutics, Inc. (a) (b)	1,062,506	92,799,274
Prothena Corp. PLC (a) (b)	1,370,622	13,089,440
PTC Therapeutics, Inc. (a)	1,310,336	99,533,123
RAPT Therapeutics, Inc. (a) (b)	547,644	18,548,702
Recursion Pharmaceuticals, Inc. Class A (a) (b)	16,084,163	65,784,227
Regeneron Pharmaceuticals, Inc.	133,708	103,205,194
REGENXBIO, Inc. (a) (b)	982,828	14,152,723
Relay Therapeutics, Inc. (a) (b)	3,216,703	27,213,307
Replimune Group, Inc. (a) (b)	2,339,366	22,738,638
Security Description	Shares	Value
Revolution Medicines, Inc. (a)	1,246,797	$99,307,381
Rezolute, Inc. (a) (b)	2,314,267	5,461,670
Rhythm Pharmaceuticals, Inc. (a) (b)	926,803	99,204,993
Rigel Pharmaceuticals, Inc. (a) (b)	715,472	30,643,666
Roivant Sciences Ltd. (a)	4,797,168	104,098,546
Sana Biotechnology, Inc. (a) (b)	4,551,506	18,524,629
Sarepta Therapeutics, Inc. (a) (b)	3,241,658	69,760,480
Savara, Inc. (a) (b)	1,491,806	8,995,590
Scholar Rock Holding Corp. (a) (b)	2,155,236	94,938,146
Sionna Therapeutics, Inc. (a)	409,880	16,862,463
Soleno Therapeutics, Inc. (a) (b)	1,595,644	73,878,317
Spyre Therapeutics, Inc. (a) (b)	886,668	29,047,244
Stoke Therapeutics, Inc. (a) (b)	1,497,311	47,524,651
Summit Therapeutics, Inc. (a) (b)	4,803,742	84,017,448
Syndax Pharmaceuticals, Inc. (a) (b)	2,688,652	56,488,579
Tango Therapeutics, Inc. (a) (b)	3,761,962	33,330,983
Taysha Gene Therapies, Inc. (a) (b)	5,724,018	31,482,099
TG Therapeutics, Inc. (a) (b)	3,172,997	94,587,041
Travere Therapeutics, Inc. (a) (b)	2,824,211	107,913,102
Twist Bioscience Corp. (a) (b)	1,896,874	60,168,843
Tyra Biosciences, Inc. (a) (b)	256,600	6,746,014
Ultragenyx Pharmaceutical, Inc. (a)	2,621,452	60,293,396
uniQure NV (a) (b)	2,738,295	65,527,399
United Therapeutics Corp. (a)	200,243	97,568,402
Upstream Bio, Inc. (a) (b)	642,319	17,438,961
Vaxcyte, Inc. (a)	2,232,490	103,007,089
Vera Therapeutics, Inc. (a) (b)	1,432,655	72,549,649
Veracyte, Inc. (a) (b)	1,433,763	60,361,422
Verastem, Inc. (a) (b)	2,147,219	16,576,531
Vericel Corp. (a) (b)	1,255,144	45,197,735
Vertex Pharmaceuticals, Inc. (a)	218,333	98,983,449
Verve Therapeutics, Inc. (a)	900,273	567,172
Viking Therapeutics, Inc. (a) (b)	2,587,144	91,015,726
Vir Biotechnology, Inc. (a) (b)	2,220,733	13,391,020
Viridian Therapeutics, Inc. (a)	1,656,045	51,536,120
Xencor, Inc. (a) (b)	1,622,778	24,844,732
		7,859,693,194

See accompanying notes to financial statements.
73

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
TOTAL COMMON STOCKS (Cost $8,289,452,516)		7,859,693,194
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Inhibrx, Inc. CVR (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	4,591,437	4,591,437
State Street Navigator Securities Lending Portfolio II (f) (g)	758,192,958	758,192,958
TOTAL SHORT-TERM INVESTMENTS (Cost $762,784,395)		762,784,395
TOTAL INVESTMENTS — 109.7% (Cost $9,054,265,480)		8,624,506,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(760,246,014)
NET ASSETS — 100.0%		$7,864,260,144

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CVR	= Contingent Value Rights

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 7,849,955,463	$ 9,737,731	$ 0(a)	$ 7,859,693,194
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	762,784,395	—	—	762,784,395
TOTAL INVESTMENTS	$8,612,739,858	$11,766,300	$0	$8,624,506,158
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.
See accompanying notes to financial statements.
74

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,090,570	$5,090,570	$226,729,812	$227,228,945	$—	$—	4,591,437	$4,591,437	$88,434
State Street Navigator Securities Lending Portfolio II	298,148,176	298,148,176	1,987,840,627	1,527,795,845	—	—	758,192,958	758,192,958	3,162,110
Total		$303,238,746	$2,214,570,439	$1,755,024,790	$—	$—		$762,784,395	$3,250,544
See accompanying notes to financial statements.
75

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	467,111	$157,257,589
L3Harris Technologies, Inc.	488,405	143,381,056
Lockheed Martin Corp.	487,425	235,752,850
Northrop Grumman Corp.	228,274	130,164,117
		666,555,612
AIR FREIGHT & LOGISTICS — 1.7%
CH Robinson Worldwide, Inc.	1,190,576	191,396,998
Expeditors International of Washington, Inc.	951,026	141,712,384
		333,109,382
BANKS — 2.4%
BancFirst Corp. (a)	224,296	23,779,862
Bank OZK (a)	1,148,790	52,867,316
Commerce Bancshares, Inc. (a)	1,409,003	73,747,217
Community Financial System, Inc.	532,631	30,594,325
Cullen/Frost Bankers, Inc. (a)	641,416	81,222,508
Prosperity Bancshares, Inc.	970,413	67,065,242
UMB Financial Corp.	734,155	84,457,191
United Bankshares, Inc. (a)	1,436,973	55,179,763
		468,913,424
BEVERAGES — 3.3%
Brown-Forman Corp. Class B (a)	1,643,596	42,832,112
Coca-Cola Co.	3,900,769	272,702,761
PepsiCo, Inc.	2,377,435	341,209,471
		656,744,344
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	1,112,551	254,206,778
BUILDING PRODUCTS — 1.0%
A.O. Smith Corp. (a)	1,190,813	79,641,573
Carlisle Cos., Inc. (a)	362,058	115,807,872
		195,449,445
CAPITAL MARKETS — 2.8%
FactSet Research Systems, Inc.	361,711	104,964,915
Franklin Resources, Inc. (a)	3,036,781	72,548,698
S&P Global, Inc.	147,698	77,185,498
SEI Investments Co.	948,154	77,767,591
T. Rowe Price Group, Inc.	2,124,818	217,538,867
		550,005,569
CHEMICALS — 5.5%
Air Products & Chemicals, Inc.	931,283	230,045,527
Albemarle Corp. (a)	1,012,209	143,166,841
Ecolab, Inc.	308,905	81,093,741
Hawkins, Inc. (a)	226,074	32,116,072
HB Fuller Co. (a)	519,533	30,891,432
Linde PLC	252,105	107,495,051
PPG Industries, Inc.	2,248,371	230,368,093
RPM International, Inc.	1,310,939	136,337,656
Sherwin-Williams Co.	245,513	79,553,577
Security Description	Shares	Value
Westlake Corp. (a)	330,208	$24,415,579
		1,095,483,569
COMMERCIAL SERVICES & SUPPLIES — 2.7%
ABM Industries, Inc.	613,566	25,953,842
Brady Corp. Class A	429,021	33,622,376
Cintas Corp.	406,919	76,529,256
MSA Safety, Inc. (a)	370,812	59,381,834
RB Global, Inc. (a)	1,027,019	105,649,444
Republic Services, Inc.	438,176	92,862,640
Waste Management, Inc.	619,890	136,196,032
		530,195,424
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.0%
Casey's General Stores, Inc.	66,426	36,714,315
Costco Wholesale Corp.	53,401	46,049,818
Sysco Corp.	2,997,018	220,850,257
Target Corp.	4,197,024	410,259,096
Walmart, Inc.	764,408	85,162,695
		799,036,181
CONTAINERS & PACKAGING — 1.7%
Amcor PLC (a)	22,430,130	187,067,284
AptarGroup, Inc.	655,544	79,950,146
Silgan Holdings, Inc. (a)	829,325	33,479,851
Sonoco Products Co. (a)	991,795	43,281,934
		343,779,215
DISTRIBUTORS — 0.9%
Genuine Parts Co.	1,404,837	172,738,758
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications, Inc.	14,168,703	577,091,273
ELECTRIC UTILITIES — 7.7%
Alliant Energy Corp.	2,446,242	159,030,192
Edison International	3,546,338	212,851,207
Evergy, Inc. (a)	2,151,652	155,973,254
Eversource Energy	3,495,903	235,379,149
MGE Energy, Inc.	342,134	26,830,148
NextEra Energy, Inc.	3,253,784	261,213,780
Southern Co.	2,877,209	250,892,625
Xcel Energy, Inc.	3,146,119	232,372,349
		1,534,542,704
ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.	1,110,077	147,329,419
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Badger Meter, Inc. (a)	279,055	48,669,983
FINANCIAL SERVICES — 0.6%
Jack Henry & Associates, Inc.	668,769	122,036,967
FOOD PRODUCTS — 3.3%
Archer-Daniels-Midland Co.	4,488,845	258,063,699
Flowers Foods, Inc. (a)	2,068,029	22,500,156
Hormel Foods Corp.	2,890,710	68,509,827
J&J Snack Foods Corp.	153,967	13,913,998
J.M. Smucker Co.	1,070,868	104,741,599

See accompanying notes to financial statements.
76

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Marzetti Co.	201,472	$33,126,026
McCormick & Co., Inc.	2,390,254	162,800,200
		663,655,505
GAS UTILITIES — 2.5%
Atmos Energy Corp.	1,033,398	173,228,507
Chesapeake Utilities Corp. (a)	233,561	29,139,070
National Fuel Gas Co.	982,008	78,619,560
New Jersey Resources Corp.	1,014,521	46,789,709
ONE Gas, Inc. (a)	570,520	44,072,670
Spire, Inc. (a)	534,660	44,216,382
UGI Corp. (a)	2,074,003	77,629,932
		493,695,830
GROUND TRANSPORTATION — 1.6%
CSX Corp.	3,660,800	132,704,000
JB Hunt Transport Services, Inc.	589,419	114,547,688
Ryder System, Inc.	407,568	78,004,440
		325,256,128
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	1,236,628	154,937,122
Becton Dickinson & Co.	1,061,008	205,909,823
Medtronic PLC	2,792,169	268,215,754
		629,062,699
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	732,653	150,560,192
Cencora, Inc.	191,080	64,537,270
		215,097,462
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	674,638	206,189,612
HOUSEHOLD PRODUCTS — 5.1%
Church & Dwight Co., Inc.	1,372,183	115,057,544
Clorox Co.	1,235,526	124,578,087
Colgate-Palmolive Co.	2,925,733	231,191,422
Kimberly-Clark Corp.	3,027,898	305,484,629
Procter & Gamble Co.	1,623,184	232,618,499
		1,008,930,181
INSURANCE — 5.3%
Aflac, Inc.	1,729,297	190,689,580
Assurant, Inc.	503,544	121,278,572
Brown & Brown, Inc.	644,014	51,327,916
Chubb Ltd.	446,396	139,329,119
Cincinnati Financial Corp.	1,271,364	207,639,168
Erie Indemnity Co. Class A (a)	242,460	69,501,159
Old Republic International Corp.	2,238,503	102,165,277
RenaissanceRe Holdings Ltd.	233,217	65,571,292
RLI Corp. (a)	942,924	60,328,278
W.R. Berkley Corp. (a)	562,398	39,435,348
		1,047,265,709
IT SERVICES — 1.1%
International Business Machines Corp.	743,854	220,336,993
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Polaris, Inc. (a)	454,765	$28,763,886
LIFE SCIENCES TOOLS & SERVICES — 0.2%
West Pharmaceutical Services, Inc.	108,728	29,915,422
MACHINERY — 6.2%
Caterpillar, Inc.	221,185	126,710,251
Donaldson Co., Inc.	1,117,347	99,063,985
Dover Corp.	667,914	130,403,529
Franklin Electric Co., Inc.	358,897	34,285,431
Graco, Inc.	1,424,570	116,772,003
Illinois Tool Works, Inc.	876,695	215,929,979
Lincoln Electric Holdings, Inc.	478,119	114,576,437
Nordson Corp.	503,775	121,122,623
Pentair PLC	741,495	77,219,289
Stanley Black & Decker, Inc.	1,609,142	119,527,068
Toro Co.	984,160	77,473,075
		1,233,083,670
METALS & MINING — 1.4%
Nucor Corp.	1,067,505	174,120,741
Royal Gold, Inc. (a)	438,976	97,579,975
		271,700,716
MULTI-UTILITIES — 3.1%
Avista Corp.	760,025	29,291,363
Black Hills Corp. (a)	665,750	46,216,365
Consolidated Edison, Inc.	2,979,549	295,928,807
WEC Energy Group, Inc.	2,383,006	251,311,813
		622,748,348
OIL, GAS & CONSUMABLE FUELS — 3.9%
Chevron Corp.	2,542,444	387,493,890
Exxon Mobil Corp.	2,749,414	330,864,481
Texas Pacific Land Corp.	199,339	57,254,147
		775,612,518
PERSONAL CARE PRODUCTS — 1.7%
Kenvue, Inc.	19,852,729	342,459,575
PHARMACEUTICALS — 1.5%
Johnson & Johnson	1,305,282	270,128,110
Perrigo Co. PLC (a)	1,369,514	19,063,635
		289,191,745
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	663,746	170,735,384
Robert Half, Inc. (a)	1,109,734	30,140,375
		200,875,759
RESIDENTIAL REITs — 1.4%
Equity LifeStyle Properties, Inc. REIT (a)	1,797,252	108,931,444
Essex Property Trust, Inc. REIT	631,681	165,298,284
		274,229,728
RETAIL REITs — 3.0%
Federal Realty Investment Trust REIT	762,419	76,851,835

See accompanying notes to financial statements.
77

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NNN REIT, Inc.	1,841,652	$72,984,669
Realty Income Corp. REIT	7,926,331	446,807,278
		596,643,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Analog Devices, Inc.	602,101	163,289,791
Microchip Technology, Inc.	3,945,540	251,409,809
QUALCOMM, Inc.	1,135,274	194,188,618
Texas Instruments, Inc.	1,557,518	270,213,798
		879,102,016
SOFTWARE — 0.6%
Microsoft Corp.	121,233	58,630,703
Roper Technologies, Inc.	116,751	51,969,373
		110,600,076
SPECIALTY RETAIL — 1.4%
Best Buy Co., Inc. (a)	1,768,548	118,368,917
Lowe's Cos., Inc.	704,267	169,841,030
		288,209,947
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
NIKE, Inc. Class B	2,982,751	190,031,066
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	3,782,536	151,793,170
WW Grainger, Inc.	87,982	88,778,237
		240,571,407
WATER UTILITIES — 0.7%
American States Water Co.	358,561	25,988,501
California Water Service Group	532,091	23,055,503
Essential Utilities, Inc.	2,598,911	99,694,226
		148,738,230
TOTAL COMMON STOCKS (Cost $17,980,051,962)		19,827,856,057
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	16,820,146	$16,820,146
State Street Navigator Securities Lending Portfolio II (d) (e)	111,035,863	111,035,863
TOTAL SHORT-TERM INVESTMENTS (Cost $127,856,009)		127,856,009
TOTAL INVESTMENTS — 100.4% (Cost $18,107,907,971)		19,955,712,066
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(81,678,592)
NET ASSETS — 100.0%		$19,874,033,474
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	95	03/20/2026	$32,984,585	$32,739,375	$(245,210)

During the period ended December 31, 2025, the average notional value related to futures contracts was $39,474,868.
See accompanying notes to financial statements.
78

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 19,827,856,057	$ —	$ —	$ 19,827,856,057
Short-Term Investments	127,856,009	—	—	127,856,009
TOTAL INVESTMENTS	$19,955,712,066	$—	$—	$19,955,712,066
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (245,210)	$ —	$ —	$ (245,210)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(245,210)	$—	$—	$(245,210)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,848,156	$34,848,156	$419,564,202	$437,592,212	$—	$—	16,820,146	$16,820,146	$678,018
State Street Navigator Securities Lending Portfolio II	73,610,791	73,610,791	1,955,160,358	1,917,735,286	—	—	111,035,863	111,035,863	214,135
Total		$108,458,947	$2,374,724,560	$2,355,327,498	$—	$—		$127,856,009	$892,153
See accompanying notes to financial statements.
79

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 33.9%
Advanced Drainage Systems, Inc.	375,535	$54,388,734
Allegion PLC	350,713	55,840,524
Builders FirstSource, Inc. (a)	512,683	52,749,954
Carlisle Cos., Inc. (b)	168,780	53,985,971
Carrier Global Corp.	1,052,875	55,633,915
Johnson Controls International PLC	485,449	58,132,517
Lennox International, Inc.	111,072	53,934,342
Masco Corp.	885,668	56,204,491
Owens Corning	486,168	54,407,061
Trane Technologies PLC	140,865	54,824,658
		550,102,167
HOME FURNISHINGS — 3.4%
Somnigroup International, Inc.	609,070	54,377,770
HOME IMPROVEMENT RETAIL — 6.8%
Home Depot, Inc.	160,082	55,084,216
Lowe's Cos., Inc.	228,200	55,032,712
		110,116,928
HOMEBUILDING — 48.9%
Beazer Homes USA, Inc. (a)	447,374	9,068,271
Cavco Industries, Inc. (a)	94,108	55,593,360
Century Communities, Inc.	399,493	23,709,910
Champion Homes, Inc. (a)	641,646	54,219,087
DR Horton, Inc.	362,071	52,149,086
Dream Finders Homes, Inc. Class A (a) (b)	461,844	7,897,532
Green Brick Partners, Inc. (a)	319,078	19,993,427
Hovnanian Enterprises, Inc. Class A (a)	115,076	11,224,513
Installed Building Products, Inc. (b)	198,122	51,390,866
KB Home	871,724	49,173,951
Lennar Corp. Class A	468,408	48,152,342
LGI Homes, Inc. (a) (b)	414,438	17,804,256
M/I Homes, Inc. (a)	316,820	40,537,119
Meritage Homes Corp.	778,998	51,258,068
NVR, Inc. (a)	7,491	54,630,140
PulteGroup, Inc.	439,585	51,545,737
Taylor Morrison Home Corp. (a)	905,572	53,311,024
Security Description	Shares	Value
Toll Brothers, Inc.	405,298	$54,804,396
TopBuild Corp. (a) (b)	127,541	53,208,830
Tri Pointe Homes, Inc. (a)	1,032,053	32,478,708
		792,150,623
HOMEFURNISHING RETAIL — 7.0%
Wayfair, Inc. Class A (a)	602,148	60,461,681
Williams-Sonoma, Inc.	300,273	53,625,755
		114,087,436
TOTAL COMMON STOCKS (Cost $1,917,256,070)		1,620,834,924
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	806,095	806,095
State Street Navigator Securities Lending Portfolio II (e) (f)	21,026,771	21,026,771
TOTAL SHORT-TERM INVESTMENTS (Cost $21,832,866)		21,832,866
TOTAL INVESTMENTS — 101.3% (Cost $1,939,088,936)		1,642,667,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(21,056,700)
NET ASSETS — 100.0%		$1,621,611,090

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
80

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,620,834,924	$ —	$ —	$ 1,620,834,924
Short-Term Investments	21,832,866	—	—	21,832,866
TOTAL INVESTMENTS	$1,642,667,790	$—	$—	$1,642,667,790

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	687,835	$687,835	$11,239,749	$11,121,489	$—	$—	806,095	$806,095	$16,188
State Street Navigator Securities Lending Portfolio II	62,146,438	62,146,438	615,343,144	656,462,811	—	—	21,026,771	21,026,771	82,569
Total		$62,834,273	$626,582,893	$667,584,300	$—	$—		$21,832,866	$98,757
See accompanying notes to financial statements.
81

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
OIL, GAS & CONSUMABLE FUELS — 99.7%
Antero Resources Corp. (a)	1,328,324	$45,774,045
APA Corp.	1,873,825	45,833,760
BKV Corp. (a) (b)	390,025	10,589,179
California Resources Corp.	1,036,596	46,346,207
Calumet, Inc. (a) (b)	703,243	13,973,438
Chevron Corp.	325,694	49,639,023
Chord Energy Corp.	488,394	45,274,124
Civitas Resources, Inc.	1,262,744	34,207,735
Clean Energy Fuels Corp. (a) (b)	1,580,422	3,318,886
CNX Resources Corp. (a) (b)	1,203,819	44,264,425
Comstock Resources, Inc. (a) (b)	1,563,104	36,232,751
ConocoPhillips	509,471	47,691,580
Coterra Energy, Inc.	1,825,292	48,041,685
Crescent Energy Co. Class A (b)	3,970,257	33,310,456
CVR Energy, Inc. (a)	558,592	14,210,580
Delek U.S. Holdings, Inc.	1,141,731	33,863,741
Devon Energy Corp.	1,284,065	47,035,301
Diamondback Energy, Inc.	307,668	46,251,730
EOG Resources, Inc.	442,592	46,476,586
EQT Corp.	861,491	46,175,918
Expand Energy Corp.	422,654	46,644,095
Exxon Mobil Corp.	412,572	49,648,915
Gevo, Inc. (a) (b)	3,813,016	7,626,032
Green Plains, Inc. (a)	1,262,768	12,375,126
Gulfport Energy Corp. (a)	238,314	49,566,929
HF Sinclair Corp.	981,271	45,216,968
Kosmos Energy Ltd. (a) (b)	8,840,554	8,021,919
Magnolia Oil & Gas Corp. Class A (b)	2,145,329	46,961,252
Marathon Petroleum Corp.	257,824	41,929,917
Matador Resources Co.	1,077,993	45,750,023
Murphy Oil Corp. (b)	1,478,860	46,214,375
Northern Oil & Gas, Inc. (b)	1,501,505	32,237,312
Occidental Petroleum Corp.	1,181,347	48,576,989
Ovintiv, Inc.	1,183,901	46,397,080
Par Pacific Holdings, Inc. (a)	909,202	31,949,358
PBF Energy, Inc. Class A	1,518,227	41,174,316
Permian Resources Corp.	3,285,790	46,099,634
Phillips 66 Co.	342,993	44,259,817
Range Resources Corp.	1,322,617	46,635,475
REX American Resources Corp. (a)	185,367	5,991,061
Security Description	Shares	Value
Sable Offshore Corp. (a) (b)	1,717,136	$15,488,567
SandRidge Energy, Inc. (b)	242,161	3,494,383
SM Energy Co. (b)	1,815,552	33,950,822
Talos Energy, Inc. (a) (b)	1,642,264	18,097,749
Texas Pacific Land Corp.	165,793	47,619,065
VAALCO Energy, Inc. (b)	854,814	3,111,523
Valero Energy Corp.	280,202	45,614,084
Venture Global, Inc. Class A (b)	8,125,273	55,414,362
Viper Energy, Inc. Class A	1,209,385	46,718,543
Vitesse Energy, Inc. (b)	381,483	7,347,363
World Kinect Corp. (b)	734,236	17,203,150
TOTAL COMMON STOCKS (Cost $2,262,965,135)		1,775,847,354
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	3,330,918	3,330,918
State Street Navigator Securities Lending Portfolio II (e) (f)	85,609,769	85,609,769
TOTAL SHORT-TERM INVESTMENTS (Cost $88,940,687)		88,940,687
TOTAL INVESTMENTS — 104.7% (Cost $2,351,905,822)		1,864,788,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(84,293,474)
NET ASSETS — 100.0%		$1,780,494,567
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	45	03/20/2026	$4,286,983	$4,242,150	$(44,833)
See accompanying notes to financial statements.
82

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

During the period ended December 31, 2025, the average notional value related to futures contracts was $5,551,001.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,775,847,354	$ —	$ —	$ 1,775,847,354
Short-Term Investments	88,940,687	—	—	88,940,687
TOTAL INVESTMENTS	$1,864,788,041	$—	$—	$1,864,788,041
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (44,833)	$ —	$ —	$ (44,833)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(44,833)	$—	$—	$(44,833)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,966,281	$1,966,281	$51,736,912	$50,372,275	$—	$—	3,330,918	$3,330,918	$56,264
State Street Navigator Securities Lending Portfolio II	66,738,303	66,738,303	1,003,494,790	984,623,324	—	—	85,609,769	85,609,769	289,211
Total		$68,704,584	$1,055,231,702	$1,034,995,599	$—	$—		$88,940,687	$345,475
See accompanying notes to financial statements.
83

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 99.8%
1st Source Corp.	98,742	$6,170,388
Amalgamated Financial Corp.	208,403	6,675,148
Amerant Bancorp, Inc.	349,874	6,826,042
Ameris Bancorp	583,170	43,312,036
Associated Banc-Corp.	2,175,623	56,044,048
Atlantic Union Bankshares Corp. (a)	1,377,637	48,630,586
Axos Financial, Inc. (a) (b)	441,783	38,064,023
Banc of California, Inc.	2,866,125	55,287,551
BancFirst Corp.	188,323	19,966,004
Bancorp, Inc. (a) (b)	798,599	53,921,404
Bank First Corp. (a)	104,053	12,675,736
Bank of Hawaii Corp.	473,497	32,372,990
Bank OZK	1,575,852	72,520,709
BankUnited, Inc.	1,231,739	54,898,607
Banner Corp.	277,930	17,415,094
Beacon Financial Corp.	1,344,282	35,448,716
BOK Financial Corp. (a)	335,495	39,742,738
Burke & Herbert Financial Services Corp. (a)	54,621	3,403,435
Byline Bancorp, Inc.	262,128	7,641,031
Cadence Bank	1,770,526	75,849,334
Camden National Corp.	79,256	3,438,125
Capitol Federal Financial, Inc.	863,234	5,878,624
Cathay General Bancorp	506,376	24,503,535
Central Pacific Financial Corp.	191,107	5,954,894
Citizens Financial Group, Inc.	1,306,796	76,329,954
City Holding Co. (a)	116,801	13,922,679
Coastal Financial Corp. (a) (b)	146,758	16,816,999
Columbia Banking System, Inc. (a)	2,630,753	73,529,546
Columbia Financial, Inc. (a) (b)	166,112	2,581,380
Commerce Bancshares, Inc.	1,432,777	74,991,548
Community Financial System, Inc.	292,954	16,827,278
Community Trust Bancorp, Inc.	74,137	4,188,741
ConnectOne Bancorp, Inc. (a)	367,700	9,641,094
Cullen/Frost Bankers, Inc.	587,922	74,448,563
Customers Bancorp, Inc. (b)	367,707	26,886,736
CVB Financial Corp. (a)	1,016,919	18,914,693
Dime Community Bancshares, Inc. (a)	280,705	8,446,413
Eagle Bancorp, Inc. (a)	559,547	11,985,497
East West Bancorp, Inc.	665,418	74,786,329
Eastern Bankshares, Inc.	3,137,967	57,832,732
Enterprise Financial Services Corp.	216,518	11,691,972
Equity Bancshares, Inc. Class A (a)	102,876	4,593,413
Esquire Financial Holdings, Inc. (a)	83,397	8,512,332
FB Financial Corp. (a)	439,565	24,527,727
Financial Institutions, Inc.	139,095	4,335,591
First BanCorp	1,569,896	32,543,944
Security Description	Shares	Value
First Bancorp/Southern Pines NC (a)	279,527	$14,197,176
First Busey Corp.	562,505	13,381,994
First Commonwealth Financial Corp.	867,252	14,621,869
First Financial Bancorp	636,662	15,929,283
First Financial Bankshares, Inc.	806,146	24,079,581
First Financial Corp.	72,667	4,390,540
First Foundation, Inc. (a) (b)	1,017,422	6,267,320
First Hawaiian, Inc.	1,459,746	36,931,574
First Horizon Corp.	3,200,603	76,494,412
First Interstate BancSystem, Inc. Class A (a)	1,102,516	38,147,054
First Merchants Corp.	365,331	13,692,606
Firstsun Capital Bancorp (a) (b)	168,425	6,338,675
Flagstar Bank NA (a)	5,863,203	73,817,726
Flushing Financial Corp.	296,435	4,496,919
FNB Corp. (a)	4,348,136	74,353,126
Fulton Financial Corp. (a)	1,926,941	37,247,770
Glacier Bancorp, Inc. (a)	1,249,439	55,037,788
Great Southern Bancorp, Inc. (a)	55,213	3,398,912
Hancock Whitney Corp. (a)	1,162,608	74,034,877
Hanmi Financial Corp.	178,077	4,813,421
Heritage Commerce Corp.	427,346	5,132,425
Heritage Financial Corp.	240,753	5,693,808
Hilltop Holdings, Inc.	497,414	16,882,231
Hingham Institution For Savings (a)	41,779	11,863,565
Home BancShares, Inc.	1,452,178	40,341,505
Hope Bancorp, Inc.	958,531	10,505,500
Horizon Bancorp, Inc. (a)	407,032	6,903,263
Huntington Bancshares, Inc.	4,350,658	75,483,916
Independent Bank Corp. (a) (c)	394,314	28,816,467
Independent Bank Corp. (c)	136,808	4,450,364
International Bancshares Corp.	283,289	18,821,721
Kearny Financial Corp.	438,072	3,246,114
Lakeland Financial Corp. (a)	172,858	9,863,277
Live Oak Bancshares, Inc.	369,648	12,697,409
M&T Bank Corp.	373,362	75,224,976
Mercantile Bank Corp.	79,617	3,829,578
Metropolitan Bank Holding Corp. (a)	128,480	9,810,733
Mid Penn Bancorp, Inc. (a)	131,280	4,072,306
Midland States Bancorp, Inc.	166,852	3,532,257
MidWestOne Financial Group, Inc.	151,088	5,816,888
National Bank Holdings Corp. Class A	429,356	16,319,822
NB Bancorp, Inc. (a)	223,145	4,422,734
NBT Bancorp, Inc.	256,662	10,656,606
Nicolet Bankshares, Inc. (a)	130,779	15,863,493
Northeast Bank (a)	102,111	10,612,396
Northfield Bancorp, Inc.	260,501	2,977,526
Northrim BanCorp, Inc.	155,736	4,144,135
Northwest Bancshares, Inc.	1,104,371	13,252,452
OceanFirst Financial Corp.	458,631	8,232,426

See accompanying notes to financial statements.
84

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
OFG Bancorp	320,612	$13,138,680
Old National Bancorp (a)	3,284,492	73,277,017
Old Second Bancorp, Inc.	397,063	7,742,728
Origin Bancorp, Inc.	197,900	7,443,019
Orrstown Financial Services, Inc.	152,486	5,401,054
Park National Corp.	75,159	11,437,697
Pathward Financial, Inc.	252,937	17,958,527
Peapack-Gladstone Financial Corp.	160,002	4,456,056
Peoples Bancorp, Inc. (a)	207,149	6,220,684
Pinnacle Financial Partners, Inc.	764,409	72,932,263
Popular, Inc.	636,445	79,250,131
Preferred Bank (a)	94,013	8,877,648
Prosperity Bancshares, Inc.	1,047,137	72,367,638
Provident Financial Services, Inc.	881,031	17,400,362
QCR Holdings, Inc.	122,872	10,235,238
Regions Financial Corp.	2,790,245	75,615,639
Renasant Corp. (a)	715,922	25,214,773
S&T Bancorp, Inc.	219,830	8,650,310
Seacoast Banking Corp. of Florida (a)	786,400	24,708,688
ServisFirst Bancshares, Inc.	340,662	24,456,125
Shore Bancshares, Inc. (a)	173,972	3,075,825
Simmons First National Corp. Class A	1,420,974	26,785,360
Southern Missouri Bancorp, Inc.	66,462	3,929,233
Southside Bancshares, Inc. (a)	170,360	5,177,240
Southstate Bank Corp.	802,533	75,526,381
Stellar Bancorp, Inc.	287,961	8,909,513
Stock Yards Bancorp, Inc. (a)	159,456	10,356,667
Texas Capital Bancshares, Inc. (b)	555,979	50,338,339
TFS Financial Corp. (a)	642,544	8,597,239
Third Coast Bancshares, Inc. (a) (b)	84,254	3,202,495
Tompkins Financial Corp.	57,357	4,159,530
Towne Bank (a)	401,763	13,406,831
TriCo Bancshares	123,989	5,873,359
Triumph Financial, Inc. (a) (b)	279,739	17,520,054
Truist Financial Corp.	1,541,506	75,857,510
TrustCo Bank Corp. (a)	133,590	5,521,275
Trustmark Corp.	370,224	14,420,225
UMB Financial Corp.	644,756	74,172,730
United Bankshares, Inc.	926,592	35,581,133
United Community Banks, Inc.	899,050	28,068,341
Security Description	Shares	Value
Univest Financial Corp.	124,356	$4,071,415
Valley National Bancorp (a)	6,457,995	75,429,382
WaFd, Inc.	652,593	20,902,554
Washington Trust Bancorp, Inc. (a)	170,003	5,023,589
Webster Financial Corp.	1,193,869	75,142,115
WesBanco, Inc.	717,280	23,842,387
Westamerica BanCorp	198,609	9,499,468
Western Alliance Bancorp	879,969	73,978,994
Wintrust Financial Corp.	541,738	75,745,807
WSFS Financial Corp.	442,270	24,430,995
Zions Bancorp NA	1,298,349	76,005,350
TOTAL COMMON STOCKS (Cost $4,067,412,628)		3,907,454,088
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	5,500,857	5,500,857
State Street Navigator Securities Lending Portfolio II (f) (g)	116,416,990	116,416,990
TOTAL SHORT-TERM INVESTMENTS (Cost $121,917,847)		121,917,847
TOTAL INVESTMENTS — 102.9% (Cost $4,189,330,475)		4,029,371,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(113,289,589)
NET ASSETS — 100.0%		$3,916,082,346
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
85

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 3,907,454,088	$ —	$ —	$ 3,907,454,088
Short-Term Investments	121,917,847	—	—	121,917,847
TOTAL INVESTMENTS	$4,029,371,935	$—	$—	$4,029,371,935

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,159,485	$3,159,485	$88,237,222	$85,895,850	$—	$—	5,500,857	$5,500,857	$89,872
State Street Navigator Securities Lending Portfolio II	58,575,769	58,575,769	1,065,632,553	1,007,791,332	—	—	116,416,990	116,416,990	113,149
Total		$61,735,254	$1,153,869,775	$1,093,687,182	$—	$—		$121,917,847	$203,021
See accompanying notes to financial statements.
86

SPDR SERIES TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2025 (Unaudited)

	State Street SPDR Dow Jones REIT ETF	State Street SPDR Portfolio S&P 400 Mid Cap ETF	State Street SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,697,465,626	$15,026,443,887	$96,737,718,716
Investments in affiliated issuers, at value	12,884,895	551,662,632	317,314,781
Total Investments	1,710,350,521	15,578,106,519	97,055,033,497
Foreign currency, at value	—	—	—
Net cash at broker	634,922	1,350,955	6,737,140
Cash	19,984	2,492,178	—
Receivable for investments sold	—	29,563,041	—
Receivable for fund shares sold	20,661	46,385	192,188
Dividends receivable — unaffiliated issuers	6,574,430	13,469,581	50,214,365
Dividends receivable — affiliated issuers	45,309	44,817	322,362
Securities lending income receivable — unaffiliated issuers	1,490	91,128	1,149
Securities lending income receivable — affiliated issuers	2,518	129,508	49,199
Receivable for foreign taxes recoverable	40,949	—	23,476
TOTAL ASSETS	1,717,690,784	15,625,294,112	97,112,573,376
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	5,706,853	549,597,440	180,166,783
Payable for investments purchased	—	32,386,679	1,915,434
Payable to broker – accumulated variation margin on open futures contracts	36,195	408,558	858,924
Advisory fee payable	360,487	385,836	1,683,964
Trustees’ fees and expenses payable	299	591	—
TOTAL LIABILITIES	6,103,834	582,779,104	184,625,105
NET ASSETS	$1,711,586,950	$15,042,515,008	$96,927,948,271
NET ASSETS CONSIST OF:
Paid-in capital	$2,336,759,187	$13,626,437,419	$83,576,396,255
Total distributable earnings (loss)	(625,172,237)	1,416,077,589	13,351,552,016
NET ASSETS	$1,711,586,950	$15,042,515,008	$96,927,948,271
NET ASSET VALUE PER SHARE
Net asset value per share	$98.19	$57.91	$80.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,431,617	259,750,000	1,208,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,030,574,238	$12,921,950,209	$82,586,405,282
Investments in affiliated issuers	12,884,895	551,662,632	301,333,436
Total cost of investments	$2,043,459,133	$13,473,612,841	$82,887,738,718
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$16,718,197	$1,350,173,947	$205,039,169
See accompanying notes to financial statements.
87

State Street SPDR Portfolio S&P 500 Growth ETF	State Street SPDR Portfolio S&P 500 High Dividend ETF	State Street SPDR Portfolio S&P 500 Value ETF	State Street SPDR Portfolio S&P 600 Small Cap ETF	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	State Street SPDR Portfolio S&P Sector Neutral Dividend ETF

$45,274,181,440	$7,200,064,087	$31,501,736,281	$13,052,906,428	$12,008,628,902	$11,354,843
15,845,300	73,454,241	127,128,427	1,002,287,348	85,645,132	79,137
45,290,026,740	7,273,518,328	31,628,864,708	14,055,193,776	12,094,274,034	11,433,980
—	—	—	—	2,652	—
—	2,464,221	—	2,249,843	1,012,246	—
—	—	16,028	14,693	163,881	—
—	—	—	—	92,543	16,572
951	1,528	12,942	6,236	4,031	—
8,388,939	19,322,662	28,410,598	15,648,273	6,438,729	12,942
104,013	60,193	110,386	65,094	74,067	78
—	451	—	12,829	10,612	—
6,988	12,760	11,855	230,883	17,907	2
—	463,139	22,294	—	12,421	—
45,298,527,631	7,295,843,282	31,657,448,811	14,073,421,627	12,102,103,123	11,463,574

—	—	—	—	—	134
808,500	50,540,497	66,515,567	977,937,138	65,776,299	23,518
—	8,943,439	—	1,075,967	1,314,678	16,058
—	258,836	—	907,849	140,469	—
1,551,538	434,325	1,099,504	338,357	303,723	491
—	1,525	1,639	4,568	505	—
2,360,038	60,178,622	67,616,710	980,263,879	67,535,674	40,201
$45,296,167,593	$7,235,664,660	$31,589,832,101	$13,093,157,748	$12,034,567,449	$11,423,373

$34,954,742,893	$9,089,719,111	$31,829,369,139	$12,802,112,404	$7,703,458,076	$10,569,636
10,341,424,700	(1,854,054,451)	(239,537,038)	291,045,344	4,331,109,373	853,737
$45,296,167,593	$7,235,664,660	$31,589,832,101	$13,093,157,748	$12,034,567,449	$11,423,373

$106.68	$43.24	$56.78	$46.85	$82.48	$40.80
424,600,108	167,350,000	556,402,864	279,460,217	145,900,216	280,000

$31,601,972,564	$7,478,841,056	$29,562,169,585	$12,111,914,576	$7,532,519,481	$10,342,519
15,845,300	73,454,241	111,978,577	1,002,287,348	83,160,303	67,283
$31,617,817,864	$7,552,295,297	$29,674,148,162	$13,114,201,924	$7,615,679,784	$10,409,802
$—	$—	$—	$—	$2,514	$—
$783,750	$48,868,897	$65,572,741	$1,047,684,817	$166,421,223	$22,553
88

SPDR SERIES TRUST STATEMENTS OF ASSETS AND LIABILITIES   (continued)
December 31, 2025 (Unaudited)

	State Street SPDR S&P Aerospace & Defense ETF	State Street SPDR S&P Bank ETF	State Street SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,708,060,151	$1,292,754,372	$7,861,721,763
Investments in affiliated issuers, at value	231,730,206	44,050,492	762,784,395
Total Investments	4,939,790,357	1,336,804,864	8,624,506,158
Net cash at broker	—	—	—
Cash	—	—	—
Receivable for investments sold	—	12,857,954	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	235,676	2,818,918	—
Dividends receivable — affiliated issuers	13,803	5,941	27,302
Securities lending income receivable — unaffiliated issuers	18,574	4,028	55,406
Securities lending income receivable — affiliated issuers	87,779	6,797	258,536
TOTAL ASSETS	4,940,146,189	1,352,498,502	8,624,847,402
LIABILITIES
Payable upon return of securities loaned	228,017,392	42,702,464	758,192,958
Payable for investments purchased	—	13,374,276	—
Payable for fund shares repurchased	835	64,870	1,522
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	1,372,449	411,503	2,386,387
Trustees’ fees and expenses payable	—	3,009	6,391
TOTAL LIABILITIES	229,390,676	56,556,122	760,587,258
NET ASSETS	$4,710,755,513	$1,295,942,380	$7,864,260,144
NET ASSETS CONSIST OF:
Paid-in capital	$4,423,633,712	$2,780,113,301	$19,980,594,839
Total distributable earnings (loss)	287,121,801	(1,484,170,921)	(12,116,334,695)
NET ASSETS	$4,710,755,513	$1,295,942,380	$7,864,260,144
NET ASSET VALUE PER SHARE
Net asset value per share	$240.96	$60.69	$121.97
Shares outstanding (unlimited amount authorized, $0.01 par value)	19,550,000	21,352,118	64,475,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,771,006,464	$1,282,915,204	$8,291,481,085
Investments in affiliated issuers	231,730,206	44,050,492	762,784,395
Total cost of investments	$4,002,736,670	$1,326,965,696	$9,054,265,480
* Includes investments in securities on loan, at value	$408,248,279	$84,944,453	$1,117,172,915
See accompanying notes to financial statements.
89

State Street SPDR S&P Dividend ETF	State Street SPDR S&P Homebuilders ETF	State Street SPDR S&P Oil & Gas Exploration & Production ETF	State Street SPDR S&P Regional Banking ETF

$19,827,856,057	$1,620,834,924	$1,775,847,354	$3,907,454,088
127,856,009	21,832,866	88,940,687	121,917,847
19,955,712,066	1,642,667,790	1,864,788,041	4,029,371,935
2,127,238	—	385,651	—
—	—	1,462	—
—	—	—	70,336,106
—	—	243	901,463
33,234,941	453,861	1,435,616	8,028,906
133,904	2,732	15,244	23,936
30,644	8,938	11,181	11,775
47,193	9,599	64,236	29,827
19,991,285,986	1,643,142,920	1,866,701,674	4,108,703,948

111,035,863	21,026,771	85,609,769	116,416,990
—	—	—	75,020,398
678	1,928	—	—
244,949	—	44,695	—
5,963,376	501,645	549,576	1,180,677
7,646	1,486	3,067	3,537
117,252,512	21,531,830	86,207,107	192,621,602
$19,874,033,474	$1,621,611,090	$1,780,494,567	$3,916,082,346

$21,275,171,924	$2,993,466,049	$7,927,317,673	$7,117,561,283
(1,401,138,450)	(1,371,854,959)	(6,146,823,106)	(3,201,478,937)
$19,874,033,474	$1,621,611,090	$1,780,494,567	$3,916,082,346

$139.12	$102.96	$126.28	$64.83
142,853,658	15,750,016	14,100,000	60,402,585

$17,980,051,962	$1,917,256,070	$2,262,965,135	$4,067,412,628
127,856,009	21,832,866	88,940,687	121,917,847
$18,107,907,971	$1,939,088,936	$2,351,905,822	$4,189,330,475
$421,366,312	$79,809,144	$218,698,869	$217,769,635
90

SPDR SERIES TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2025  (Unaudited)

	State Street SPDR Dow Jones REIT ETF	State Street SPDR Portfolio S&P 400 Mid Cap ETF	State Street SPDR Portfolio S&P 500 ETF	State Street SPDR Portfolio S&P 500 Growth ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$25,475	$14,987	$138,172	$—
Dividend income — unaffiliated issuers	36,037,664	106,975,153	535,919,624	127,840,330
Dividend income — affiliated issuers	320,412	217,921	2,256,074	428,910
Unaffiliated securities lending income	9,717	624,035	66,020	7,175
Affiliated securities lending income	22,151	718,108	243,134	66,988
Foreign taxes withheld	—	(80,088)	(124,753)	(42,934)
TOTAL INVESTMENT INCOME (LOSS)	36,415,419	108,470,116	538,498,271	128,300,469
EXPENSES
Advisory fee	2,221,872	2,155,953	8,897,389	8,540,784
Trustees’ fees and expenses	7,120	49,053	276,408	135,842
TOTAL EXPENSES	2,228,992	2,205,006	9,173,797	8,676,626
NET INVESTMENT INCOME (LOSS)	$34,186,427	$106,265,110	$529,324,474	$119,623,843
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,400,197)	(197,078,769)	(209,607,154)	(270,535,009)
Investments — affiliated issuers	—	—	(10,274)	—
In-kind redemptions — unaffiliated issuers	36,628,414	526,443,703	5,601,063,412	1,694,041,323
In-kind redemptions — affiliated issuers	—	—	3,069,776	—
Foreign currency transactions	—	—	—	—
Futures contracts	(583,693)	616,822	12,509,427	—
Net realized gain (loss)	15,644,524	329,981,756	5,407,025,187	1,423,506,314
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	26,897,745	552,909,236	2,988,686,091	3,246,591,045
Investments — affiliated issuers	—	—	7,249,583	—
Foreign currency translations	—	—	—	—
Futures contracts	(18,549)	(578,734)	(4,230,607)	—
Net change in unrealized appreciation/depreciation	26,879,196	552,330,502	2,991,705,067	3,246,591,045
NET REALIZED AND UNREALIZED GAIN (LOSS)	42,523,720	882,312,258	8,398,730,254	4,670,097,359
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$76,710,147	$988,577,368	$8,928,054,728	$4,789,721,202
See accompanying notes to financial statements.
91

State Street SPDR Portfolio S&P 500 High Dividend ETF	State Street SPDR Portfolio S&P 500 Value ETF	State Street SPDR Portfolio S&P 600 Small Cap ETF	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	State Street SPDR Portfolio S&P Sector Neutral Dividend ETF

$38,769	$—	$28,225	$19,828	$—
166,628,167	282,245,778	106,659,766	69,923,343	162,577
432,786	1,081,916	394,900	340,099	875
1,275	5,967	148,938	66,639	1
65,412	67,829	1,520,760	93,745	21
—	(52,888)	(73,498)	(19,517)	(9)
167,166,409	283,348,602	108,679,091	70,424,137	163,465

2,541,155	5,911,972	1,889,445	1,711,685	2,713
26,618	99,376	46,481	38,572	38
2,567,773	6,011,348	1,935,926	1,750,257	2,751
$164,598,636	$277,337,254	$106,743,165	$68,673,880	$160,714

(97,005,371)	(272,917,651)	507,649,540	(10,455,904)	(83,299)
—	214,151	—	—	477
223,040,311	2,066,518,406	259,617,755	135,167,384	171,269
—	721,778	—	45,457	821
—	—	498	—	—
3,768,698	—	3,216,648	1,837,969	—
129,803,638	1,794,536,684	770,484,441	126,594,906	89,268

(22,167,098)	601,598,269	387,654,852	944,868,475	455,895
—	6,583,672	—	1,149,053	5,130
—	—	(943)	(50)	—
(1,155,946)	—	(1,172,706)	(512,863)	—
(23,323,044)	608,181,941	386,481,203	945,504,615	461,025
106,480,594	2,402,718,625	1,156,965,644	1,072,099,521	550,293
$271,079,230	$2,680,055,879	$1,263,708,809	$1,140,773,401	$711,007
92

SPDR SERIES TRUST STATEMENTS OF OPERATIONS   (continued)
For the Six Months Ended December 31, 2025  (Unaudited)

	State Street SPDR S&P Aerospace & Defense ETF	State Street SPDR S&P Bank ETF	State Street SPDR S&P Biotech ETF	State Street SPDR S&P Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—	$52,070
Dividend income — unaffiliated issuers	19,863,571	20,397,619	5,985,272	298,267,314
Dividend income — affiliated issuers	99,600	31,073	88,434	678,018
Unaffiliated securities lending income	158,777	36,426	1,396,679	230,455
Affiliated securities lending income	500,592	201,494	3,162,110	214,135
Foreign taxes withheld	—	(58,221)	—	(88,959)
TOTAL INVESTMENT INCOME (LOSS)	20,622,540	20,608,391	10,632,495	299,353,033
EXPENSES
Advisory fee	7,529,495	2,604,801	10,879,839	35,569,490
Trustees’ fees and expenses	13,055	8,533	21,523	77,781
TOTAL EXPENSES	7,542,550	2,613,334	10,901,362	35,647,271
NET INVESTMENT INCOME (LOSS)	$13,079,990	$17,995,057	$(268,867)	$263,705,762
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,399,752)	(1,043,398)	(233,595,815)	(28,192,356)
In-kind redemptions — unaffiliated issuers	393,765,398	73,983,094	1,480,154,869	158,552,206
Futures contracts	—	—	—	4,781,772
Net realized gain (loss)	388,365,646	72,939,696	1,246,559,054	135,141,622
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	183,347,081	48,542,274	1,072,516,771	361,758,384
Futures contracts	—	—	—	(1,401,741)
Net change in unrealized appreciation/depreciation	183,347,081	48,542,274	1,072,516,771	360,356,643
NET REALIZED AND UNREALIZED GAIN (LOSS)	571,712,727	121,481,970	2,319,075,825	495,498,265
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$584,792,717	$139,477,027	$2,318,806,958	$759,204,027
See accompanying notes to financial statements.
93

State Street SPDR S&P Homebuilders ETF	State Street SPDR S&P Oil & Gas Exploration & Production ETF	State Street SPDR S&P Regional Banking ETF

$—	$8,583	$—
7,808,354	27,356,441	52,022,560
16,188	56,264	89,872
106,781	124,098	50,196
82,569	289,211	113,149
—	—	(165,138)
8,013,892	27,834,597	52,110,639

2,987,721	3,235,278	6,373,482
6,328	7,523	16,150
2,994,049	3,242,801	6,389,632
$5,019,843	$24,591,796	$45,721,007

(54,585,740)	(113,974,431)	(47,421,075)
89,210,577	64,355,557	99,983,381
—	334,392	—
34,624,837	(49,284,482)	52,562,306

(503,139)	54,325,498	145,694,645
—	36,963	—
(503,139)	54,362,461	145,694,645
34,121,698	5,077,979	198,256,951
$39,141,541	$29,669,775	$243,977,958
94

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Dow Jones REIT ETF		State Street SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,186,427	$58,121,141	$106,265,110	$177,897,325
Net realized gain (loss)	15,644,524	51,227,566	329,981,756	244,225,556
Net change in unrealized appreciation/depreciation	26,879,196	(24,230,970)	552,330,502	341,552,418
Net increase (decrease) in net assets resulting from operations	76,710,147	85,117,737	988,577,368	763,675,299
Net equalization credits and charges	13,798,332	(18,738,592)	1,188,362	2,415,953
Distributions to shareholders	(38,691,425)	(71,257,603)	(105,144,353)	(178,603,430)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	592,124,283	1,742,198,588	2,210,630,331	3,563,926,652
Cost of shares redeemed	(920,129,724)	(1,168,639,531)	(1,231,334,916)	(1,016,471,082)
Net income equalization	(13,798,332)	18,738,592	(1,188,362)	(2,415,953)
Net increase (decrease) in net assets from beneficial interest transactions	(341,803,773)	592,297,649	978,107,053	2,545,039,617
Net increase (decrease) in net assets during the period	(289,986,719)	587,419,191	1,862,728,430	3,132,527,439
Net assets at beginning of period	2,001,573,669	1,414,154,478	13,179,786,578	10,047,259,139
NET ASSETS AT END OF PERIOD	$1,711,586,950	$2,001,573,669	$15,042,515,008	$13,179,786,578
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,975,000	17,125,000	38,750,000	66,150,000
Shares redeemed	(9,300,000)	(11,550,000)	(21,400,000)	(19,500,000)
Net increase (decrease) from share transactions	(3,325,000)	5,575,000	17,350,000	46,650,000
See accompanying notes to financial statements.
95

State Street SPDR Portfolio S&P 500 ETF		State Street SPDR Portfolio S&P 500 Growth ETF		State Street SPDR Portfolio S&P 500 High Dividend ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$529,324,474	$710,192,888	$119,623,843	$204,978,561	$164,598,636	$282,841,402
5,407,025,187	3,324,474,621	1,423,506,314	3,400,032,617	129,803,638	265,822,063
2,991,705,067	4,124,771,534	3,246,591,045	2,268,792,437	(23,323,044)	59,662,637
8,928,054,728	8,159,439,043	4,789,721,202	5,873,803,615	271,079,230	608,326,102
3,111,614	34,408,490	964,409	1,906,503	(33,940)	(3,339,021)
(546,274,970)	(736,900,978)	(124,486,361)	(210,393,325)	(175,840,632)	(299,609,190)

29,814,919,780	35,998,943,014	7,503,505,075	12,754,167,376	1,446,959,753	1,984,453,421
(14,125,831,721)	(10,274,923,463)	(4,698,032,623)	(9,507,905,361)	(1,146,468,086)	(1,375,097,057)
(3,111,614)	(34,408,490)	(964,409)	(1,906,503)	33,940	3,339,021
15,685,976,445	25,689,611,061	2,804,508,043	3,244,355,512	300,525,607	612,695,385
24,070,867,817	33,146,557,616	7,470,707,293	8,909,672,305	395,730,265	918,073,276
72,857,080,454	39,710,522,838	37,825,460,300	28,915,787,995	6,839,934,395	5,921,861,119
$96,927,948,271	$72,857,080,454	$45,296,167,593	$37,825,460,300	$7,235,664,660	$6,839,934,395

384,050,000	532,500,000	72,550,000	146,950,000	32,950,000	45,200,000
(177,700,000)	(151,300,000)	(44,650,000)	(111,300,000)	(26,700,000)	(31,350,000)
206,350,000	381,200,000	27,900,000	35,650,000	6,250,000	13,850,000
96

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR Portfolio S&P 500 Value ETF		State Street SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$277,337,254	$507,629,843	$106,743,165	$183,512,369
Net realized gain (loss)	1,794,536,684	1,846,974,343	770,484,441	395,451,506
Net change in unrealized appreciation/depreciation	608,181,941	(119,348,057)	386,481,203	(200,402,125)
Net increase (decrease) in net assets resulting from operations	2,680,055,879	2,235,256,129	1,263,708,809	378,561,750
Net equalization credits and charges	3,411,108	8,613,658	(420,244)	1,743,250
Distributions to shareholders	(307,340,136)	(513,571,272)	(116,331,178)	(218,076,408)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,551,761,253	12,115,612,591	1,597,704,948	2,799,953,161
Cost of shares redeemed	(7,913,715,375)	(8,714,876,027)	(954,318,443)	(1,879,808,572)
Net income equalization	(3,411,108)	(8,613,658)	420,244	(1,743,250)
Net increase (decrease) in net assets from beneficial interest transactions	2,634,634,770	3,392,122,906	643,806,749	918,401,339
Net increase (decrease) in net assets during the period	5,010,761,621	5,122,421,421	1,790,764,136	1,080,629,931
Net assets at beginning of period	26,579,070,480	21,456,649,059	11,302,393,612	10,221,763,681
NET ASSETS AT END OF PERIOD	$31,589,832,101	$26,579,070,480	$13,093,157,748	$11,302,393,612
SHARES OF BENEFICIAL INTEREST:
Shares sold	188,850,000	236,500,000	34,800,000	62,900,000
Shares redeemed	(140,150,000)	(168,850,000)	(20,650,000)	(43,900,000)
Net increase (decrease) from share transactions	48,700,000	67,650,000	14,150,000	19,000,000
See accompanying notes to financial statements.
97

State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF		State Street SPDR Portfolio S&P Sector Neutral Dividend ETF		State Street SPDR S&P Aerospace & Defense ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$68,673,880	$124,711,133	$160,714	$249,771	$13,079,990	$14,084,710
126,594,906	236,169,746	89,268	852,816	388,365,646	712,717,140
945,504,615	936,794,702	461,025	74,616	183,347,081	400,508,999
1,140,773,401	1,297,675,581	711,007	1,177,203	584,792,717	1,127,310,849
890,587	1,466,456	1,759	13,741	(573,576)	3,623
(69,124,830)	(126,620,853)	(165,143)	(253,066)	(11,851,007)	(17,459,607)

668,662,372	1,309,495,850	1,584,866	6,382,902	1,444,794,201	2,375,759,975
(230,908,212)	(533,664,217)	(799,460)	(3,067,359)	(910,596,148)	(1,996,111,325)
(890,587)	(1,466,456)	(1,759)	(13,741)	573,576	(3,623)
436,863,573	774,365,177	783,647	3,301,802	534,771,629	379,645,027
1,509,402,731	1,946,886,361	1,331,270	4,239,680	1,107,139,763	1,489,499,892
10,525,164,718	8,578,278,357	10,092,103	5,852,423	3,603,615,750	2,114,115,858
$12,034,567,449	$10,525,164,718	$11,423,373	$10,092,103	$4,710,755,513	$3,603,615,750

8,250,000	18,900,000	40,000	170,000	6,400,000	13,925,000
(2,850,000)	(7,750,000)	(20,000)	(80,000)	(3,950,000)	(11,925,000)
5,400,000	11,150,000	20,000	90,000	2,450,000	2,000,000
98

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P Bank ETF		State Street SPDR S&P Biotech ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,995,057	$50,262,068	$(268,867)	$1,218,974
Net realized gain (loss)	72,939,696	163,033,721	1,246,559,054	429,381,880
Net change in unrealized appreciation/depreciation	48,542,274	49,156,413	1,072,516,771	(1,120,156,441)
Net increase (decrease) in net assets resulting from operations	139,477,027	262,452,202	2,318,806,958	(689,555,587)
Net equalization credits and charges	377,777	(940,233)	(2,014,980)	6,917,818
Distributions to shareholders	(18,485,727)	(49,923,295)	(28,450,909)	(2,066,174)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	845,963,551	2,486,570,424	13,611,383,345	17,331,904,925
Cost of shares redeemed	(1,162,313,522)	(2,652,504,244)	(12,859,641,468)	(18,735,107,121)
Net income equalization	(377,777)	940,233	2,014,980	(6,917,818)
Net increase (decrease) in net assets from beneficial interest transactions	(316,727,748)	(164,993,587)	753,756,857	(1,410,120,014)
Net increase (decrease) in net assets during the period	(195,358,671)	46,595,087	3,042,097,926	(2,094,823,957)
Net assets at beginning of period	1,491,301,051	1,444,705,964	4,822,162,218	6,916,986,175
NET ASSETS AT END OF PERIOD	$1,295,942,380	$1,491,301,051	$7,864,260,144	$4,822,162,218
SHARES OF BENEFICIAL INTEREST:
Shares sold	14,350,000	45,350,000	130,100,000	191,650,000
Shares redeemed	(19,750,000)	(49,750,000)	(123,800,000)	(208,075,000)
Net increase (decrease) from share transactions	(5,400,000)	(4,400,000)	6,300,000	(16,425,000)
See accompanying notes to financial statements.
99

State Street SPDR S&P Dividend ETF		State Street SPDR S&P Homebuilders ETF		State Street SPDR S&P Oil & Gas Exploration & Production ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$263,705,762	$506,706,734	$5,019,843	$12,737,246	$24,591,796	$58,819,210
135,141,622	979,867,935	34,624,837	166,168,344	(49,284,482)	(91,321,629)
360,356,643	371,537,855	(503,139)	(238,965,866)	54,362,461	(298,843,301)
759,204,027	1,858,112,524	39,141,541	(60,060,276)	29,669,775	(331,345,720)
436,068	207,875	155,604	(756,176)	(69,052)	1,445,639
(272,659,600)	(536,428,847)	(5,405,992)	(12,144,693)	(25,361,470)	(57,805,426)

237,720,016	2,415,434,567	2,696,792,296	5,359,523,252	3,590,805,266	9,237,578,645
(786,900,561)	(3,509,250,336)	(2,448,679,262)	(5,692,008,045)	(3,707,581,640)	(10,443,866,281)
(436,068)	(207,875)	(155,604)	756,176	69,052	(1,445,639)
(549,616,613)	(1,094,023,644)	247,957,430	(331,728,617)	(116,707,322)	(1,207,733,275)
(62,636,118)	227,867,908	281,848,583	(404,689,762)	(112,468,069)	(1,595,438,782)
19,936,669,592	19,708,801,684	1,339,762,507	1,744,452,269	1,892,962,636	3,488,401,418
$19,874,033,474	$19,936,669,592	$1,621,611,090	$1,339,762,507	$1,780,494,567	$1,892,962,636

1,700,000	17,750,000	25,000,000	49,450,000	27,750,000	71,300,000
(5,650,000)	(25,950,000)	(22,850,000)	(53,100,000)	(28,700,000)	(80,200,000)
(3,950,000)	(8,200,000)	2,150,000	(3,650,000)	(950,000)	(8,900,000)
100

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,721,007	$102,159,134
Net realized gain (loss)	52,562,306	315,710,829
Net change in unrealized appreciation/depreciation	145,694,645	(110,317,448)
Net increase (decrease) in net assets resulting from operations	243,977,958	307,552,515
Net equalization credits and charges	4,168,395	(3,552,256)
Distributions to shareholders	(50,657,950)	(98,699,723)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,835,407,481	18,323,149,732
Cost of shares redeemed	(11,491,936,345)	(17,865,033,843)
Net income equalization	(4,168,395)	3,552,256
Net increase (decrease) in net assets from beneficial interest transactions	339,302,741	461,668,145
Contribution from affiliate (Note 5)	—	24,494
Net increase (decrease) in net assets during the period	536,791,144	666,993,175
Net assets at beginning of period	3,379,291,202	2,712,298,027
NET ASSETS AT END OF PERIOD	$3,916,082,346	$3,379,291,202
SHARES OF BENEFICIAL INTEREST:
Shares sold	188,250,000	312,250,000
Shares redeemed	(184,700,000)	(310,650,000)
Net increase (decrease) from share transactions	3,550,000	1,600,000
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS Selected data for a share outstanding throughout each period

	State Street SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$96.43	$93.15	$90.50	$95.05	$104.87	$78.07
Income (loss) from investment operations:
Net investment income (loss) (a)	1.92	3.24	2.82	2.74	2.18	1.89
Net realized and unrealized gain (loss) (b)	1.27	4.87	3.46	(4.28)	(8.86)	28.25
Total from investment operations	3.19	8.11	6.28	(1.54)	(6.68)	30.14
Net equalization credits and charges (a)	0.77	(1.04)	(0.10)	0.53	0.06	0.08
Distributions to shareholders from:
Net investment income	(2.20)	(3.79)	(3.53)	(3.54)	(3.20)	(3.42)
Net asset value, end of period	$98.19	$96.43	$93.15	$90.50	$95.05	$104.87
Total return (c)	4.11%	7.51%	6.97%	(0.81)%	(6.69)%	39.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,711,587	$2,001,574	$1,414,154	$1,342,210	$1,721,063	$1,838,574
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.25%	0.26%	0.25%	0.25%
Net investment income (loss)	3.85%(d)	3.23%	3.13%	3.00%	1.96%	2.12%
Portfolio turnover rate (e)	4%(f)	13%	4%	5%	10%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$54.37	$51.33	$45.90	$39.70	$47.21	$31.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.81	0.76	0.72	0.64	0.54
Net realized and unrealized gain (loss) (b)	3.53	3.02	5.39	6.19	(7.50)	15.95
Total from investment operations	3.95	3.83	6.15	6.91	(6.86)	16.49
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.41)	(0.80)	(0.73)	(0.72)	(0.66)	(0.55)
Net asset value, end of period	$57.91	$54.37	$51.33	$45.90	$39.70	$47.21
Total return (d)	7.27%	7.51%	13.52%	17.60%	(14.67)%	53.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,042,515	$13,179,787	$10,047,259	$6,712,402	$4,557,863	$4,718,598
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%	0.06%	0.05%	0.05%
Net investment income (loss)	1.48%(e)	1.50%	1.58%	1.66%	1.37%	1.34%
Portfolio turnover rate (f)	9%(g)	13%	20%	17%	13%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$72.72	$63.97	$52.14	$44.34	$50.34	$36.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.89	0.85	0.79	0.73	0.66
Net realized and unrealized gain (loss) (b)	7.51	8.71	11.77	7.79	(6.03)	14.02
Total from investment operations	7.98	9.60	12.62	8.58	(5.30)	14.68
Net equalization credits and charges (a)	—	0.04	0.05	0.01	0.02	0.03
Contribution from affiliate	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.48)	(0.89)	(0.84)	(0.79)	(0.72)	(0.67)
Net asset value, end of period	$80.22	$72.72	$63.97	$52.14	$44.34	$50.34
Total return (d)	10.98%	15.14%	24.51%	19.58%	(10.67)%	40.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,927,948	$72,857,080	$39,710,523	$18,776,812	$12,762,052	$10,724,280
Ratios to average net assets:
Total expenses	0.02%(e)	0.02%	0.02%	0.04%	0.03%	0.03%
Net investment income (loss)	1.19%(e)	1.32%	1.50%	1.67%	1.42%	1.51%
Portfolio turnover rate (f)	1%(g)	3%	3%	2%	2%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$95.35	$80.09	$61.02	$52.23	$62.98	$44.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.54	0.61	0.65	0.47	0.46
Net realized and unrealized gain (loss) (b)	11.34	15.26	19.05	8.78	(10.76)	18.02
Total from investment operations	11.63	15.80	19.66	9.43	(10.29)	18.48
Net equalization credits and charges (a)	0.00(c)	0.01	0.02	0.00(c)	0.01	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.30)	(0.55)	(0.61)	(0.64)	(0.47)	(0.46)
Net asset value, end of period	$106.68	$95.35	$80.09	$61.02	$52.23	$62.98
Total return (d)	12.20%	19.81%	32.45%	18.21%	(16.45)%	41.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$45,296,168	$37,825,460	$28,915,788	$17,732,988	$11,849,300	$12,378,498
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.04%	0.05%	0.04%	0.04%
Net investment income (loss)	0.56%(e)	0.64%	0.91%	1.19%	0.73%	0.85%
Portfolio turnover rate (f)	20%(g)	22%	32%	33%	14%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$42.46	$40.22	$37.11	$39.89	$40.09	$27.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.00	1.84	1.73	1.66	1.60	1.48
Net realized and unrealized gain (loss) (b)	0.82	2.34	3.17	(2.67)	(0.19)	12.47
Total from investment operations	1.82	4.18	4.90	(1.01)	1.41	13.95
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	0.04	0.01	(0.04)	0.16
Distributions to shareholders from:
Net investment income	(1.04)	(1.92)	(1.83)	(1.78)	(1.57)	(1.91)
Net asset value, end of period	$43.24	$42.46	$40.22	$37.11	$39.89	$40.09
Total return (d)	4.28%	10.31%	13.61%	(2.46)%	3.37%	51.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,235,665	$6,839,934	$5,921,861	$6,511,147	$7,767,907	$4,666,565
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.07%	0.08%	0.07%	0.07%
Net investment income (loss)	4.53%(e)	4.23%	4.54%	4.23%	3.83%	4.28%
Portfolio turnover rate (f)	13%(g)	29%	43%	46%	29%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$52.35	$48.76	$43.21	$36.81	$39.54	$29.04
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	1.06	0.98	0.84	0.86	0.81
Net realized and unrealized gain (loss) (b)	4.47	3.57	5.53	6.39	(2.76)	10.45
Total from investment operations	4.99	4.63	6.51	7.23	(1.90)	11.26
Net equalization credits and charges (a)	0.01	0.02	0.02	0.01	0.02	0.07
Distributions to shareholders from:
Net investment income	(0.57)	(1.06)	(0.98)	(0.84)	(0.85)	(0.83)
Net asset value, end of period	$56.78	$52.35	$48.76	$43.21	$36.81	$39.54
Total return (c)	9.55%	9.58%	15.23%	19.94%	(4.92)%	39.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,589,832	$26,579,070	$21,456,649	$16,055,170	$12,504,326	$12,120,515
Ratios to average net assets:
Total expenses	0.04%(d)	0.04%	0.04%	0.05%	0.04%	0.04%
Net investment income (loss)	1.88%(d)	2.06%	2.14%	2.12%	2.12%	2.28%
Portfolio turnover rate (e)	24%(f)	30%	33%	27%	16%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$42.60	$41.50	$38.86	$36.00	$43.95	$26.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.69	0.72	0.66	0.61	0.45
Net realized and unrealized gain (loss) (b)	4.28	1.22	2.61	2.80	(7.95)	17.37
Total from investment operations	4.67	1.91	3.33	3.46	(7.34)	17.82
Net equalization credits and charges (a)	0.00(c)	0.01	0.02	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.42)	(0.82)	(0.71)	(0.61)	(0.62)	(0.44)
Net asset value, end of period	$46.85	$42.60	$41.50	$38.86	$36.00	$43.95
Total return (d)	10.96%	4.58%	8.64%	9.75%	(16.87)%	67.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,093,158	$11,302,394	$10,221,764	$7,651,569	$4,008,887	$4,179,916
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%	0.05%	0.05%	0.05%
Net investment income (loss)	1.69%(e)	1.58%	1.80%	1.75%	1.45%	1.25%
Portfolio turnover rate (f)	15%(g)	21%	24%	22%	16%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$74.91	$66.32	$54.48	$46.46	$52.97	$37.81
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.92	0.88	0.82	0.76	0.68
Net realized and unrealized gain (loss) (b)	7.56	8.59	11.84	8.02	(6.51)	15.15
Total from investment operations	8.04	9.51	12.72	8.84	(5.75)	15.83
Net equalization credits and charges (a)	0.01	0.01	0.00(c)	0.00(c)	0.01	0.01
Contribution from affiliate	—	—	—	—	—	0.00(c)
Other capital	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.48)	(0.93)	(0.88)	(0.82)	(0.77)	(0.68)
Net asset value, end of period	$82.48	$74.91	$66.32	$54.48	$46.46	$52.97
Total return (d)	10.76%	14.43%	23.52%	19.26%	(11.02)%	42.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,034,567	$10,525,165	$8,578,278	$6,540,117	$5,117,088	$5,182,681
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%	0.04%	0.03%	0.03%
Net investment income (loss)	1.20%(e)	1.32%	1.50%	1.67%	1.41%	1.48%
Portfolio turnover rate (f)	2%(g)	2%	3%	2%	1%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio S&P Sector Neutral Dividend ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	For the Period 9/12/23*- 6/30/24
Net asset value, beginning of period	$38.82	$34.43	$30.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	1.11	0.80
Net realized and unrealized gain (loss) (b)	1.98	4.30	4.29
Total from investment operations	2.58	5.41	5.09
Net equalization credits and charges (a)	0.01	0.06	0.03
Distributions to shareholders from:
Net investment income	(0.61)	(1.08)	(0.75)
Net asset value, end of period	$40.80	$38.82	$34.43
Total return (c)	6.70%	16.03%	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,423	$10,092	$5,852
Ratios to average net assets:
Total expenses	0.05%(d)	0.05%	0.05%(d)
Net investment income (loss)	2.96%(d)	2.98%	3.08%(d)
Portfolio turnover rate (e)	10%(f)	32%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$210.74	$140.01	$121.58	$100.60	$132.28	$87.61
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	0.89	0.85	0.55	0.49	0.77
Net realized and unrealized gain (loss) (b)	30.18	70.94	18.39	21.01	(31.72)	44.88
Total from investment operations	30.88	71.83	19.24	21.56	(31.23)	45.65
Net equalization credits and charges (a)	(0.03)	0.00(c)	(0.02)	(0.01)	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.63)	(1.10)	(0.79)	(0.57)	(0.45)	(0.96)
Net asset value, end of period	$240.96	$210.74	$140.01	$121.58	$100.60	$132.28
Total return (d)	14.66%	51.49%	15.85%	21.49%	(23.65)%	52.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,710,756	$3,603,616	$2,114,116	$1,537,931	$1,229,876	$1,418,716
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.61%(e)	0.53%	0.65%	0.50%	0.42%	0.71%
Portfolio turnover rate (f)	15%(g)	35%	36%	26%	38%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Bank ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$55.75	$46.38	$35.99	$43.89	$51.31	$31.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	1.37	1.33	1.21	1.15	1.16
Net realized and unrealized gain (loss) (b)	4.98	9.44	10.36	(7.82)	(7.26)	19.71
Total from investment operations	5.70	10.81	11.69	(6.61)	(6.11)	20.87
Net equalization credits and charges (a)	0.02	(0.03)	0.05	(0.01)	(0.06)	0.01
Distributions to shareholders from:
Net investment income	(0.78)	(1.41)	(1.35)	(1.28)	(1.25)	(1.14)
Net asset value, end of period	$60.69	$55.75	$46.38	$35.99	$43.89	$51.31
Total return (c)	10.27%	23.35%	32.98%	(15.33)%	(12.36)%	67.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,295,942	$1,491,301	$1,444,706	$1,351,476	$2,075,901	$3,355,683
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.42%(d)	2.52%	3.14%	2.75%	2.19%	2.60%
Portfolio turnover rate (e)	15%(f)	22%	42%	34%	37%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Biotech ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$82.89	$92.72	$83.25	$74.24	$135.54	$112.03
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.02	0.03	(0.09)	(0.17)	0.24
Net realized and unrealized gain (loss) (c)	39.54	(9.92)	9.56	9.10	(61.02)	23.57
Total from investment operations	39.54	(9.90)	9.59	9.01	(61.19)	23.81
Net equalization credits and charges (a)	(0.03)	0.10	0.01	0.00(b)	(0.11)	(0.00)(b)
Other capital	—	—	—	—	0.00(b)	—
Distributions to shareholders from:
Net investment income	(0.43)	(0.03)	(0.13)	(0.00)(b)	—	(0.30)
Net asset value, end of period	$121.97	$82.89	$92.72	$83.25	$74.24	$135.54
Total return (d)	47.67%	(10.57)%	11.53%	12.15%	(45.23)%	21.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,864,260	$4,822,162	$6,916,986	$6,445,876	$6,844,470	$7,254,733
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	(0.01)%(e)	0.02%	0.04%	(0.11)%	(0.17)%	0.18%
Portfolio turnover rate (f)	40%(g)	43%	90%	65%	64%	74%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Dividend ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$135.80	$127.15	$122.61	$118.68	$122.33	$91.25
Income (loss) from investment operations:
Net investment income (loss) (a)	1.82	3.36	3.24	3.35	3.25	3.28
Net realized and unrealized gain (loss) (b)	3.39	8.85	4.67	3.76	(3.57)	31.05
Total from investment operations	5.21	12.21	7.91	7.11	(0.32)	34.33
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.03)	0.01	0.02	(0.01)
Distributions to shareholders from:
Net investment income	(1.89)	(3.56)	(3.34)	(3.19)	(3.35)	(3.24)
Net asset value, end of period	$139.12	$135.80	$127.15	$122.61	$118.68	$122.33
Total return (d)	3.83%	9.64%	6.52%	6.06%	(0.28)%	38.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,874,033	$19,936,670	$19,708,802	$22,057,452	$20,591,731	$19,670,957
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.59%(e)	2.48%	2.63%	2.71%	2.61%	3.06%
Portfolio turnover rate (f)	13%(g)	26%	55%	29%	24%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$98.51	$101.13	$80.29	$54.70	$73.23	$43.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.76	0.70	0.70	0.51	0.43
Net realized and unrealized gain (loss) (b)	4.46	(2.57)	20.72	25.57	(18.48)	29.30
Total from investment operations	4.78	(1.81)	21.42	26.27	(17.97)	29.73
Net equalization credits and charges (a)	0.01	(0.04)	0.01	0.02	(0.04)	(0.00)(c)
Contribution from affiliate	—	—	0.10	—	—	—
Distributions to shareholders from:
Net investment income	(0.34)	(0.77)	(0.69)	(0.70)	(0.52)	(0.42)
Net asset value, end of period	$102.96	$98.51	$101.13	$80.29	$54.70	$73.23
Total return (d)	4.84%	(1.86)%	26.90%(e)	48.39%	(24.73)%	67.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,621,611	$1,339,763	$1,744,452	$1,328,722	$886,171	$1,962,481
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.59%(f)	0.70%	0.76%	1.08%	0.70%	0.70%
Portfolio turnover rate (g)	14%(h)	20%	45%	27%	21%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2024, the total return would have been 26.80%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$125.78	$145.65	$128.79	$119.42	$96.74	$52.22
Income (loss) from investment operations:
Net investment income (loss) (a)	1.73	3.25	3.22	3.83	2.07	1.37
Net realized and unrealized gain (loss) (b)	0.56	(19.98)	16.97	9.69	22.83	44.56
Total from investment operations	2.29	(16.73)	20.19	13.52	24.90	45.93
Net equalization credits and charges (a)	0.00(c)	0.08	0.02	(0.26)	(0.14)	(0.02)
Other capital	—	—	—	(0.00)(c)	—	—
Distributions to shareholders from:
Net investment income	(1.79)	(3.22)	(3.35)	(3.89)	(2.08)	(1.39)
Net asset value, end of period	$126.28	$125.78	$145.65	$128.79	$119.42	$96.74
Total return (d)	1.78%	(11.48)%	15.74%	11.22%	25.79%	89.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,780,495	$1,892,963	$3,488,401	$3,226,153	$4,072,300	$4,125,993
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.66%(e)	2.44%	2.25%	2.85%	1.88%	2.07%
Portfolio turnover rate (f)	20%(g)	33%	36%	29%	42%	71%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$59.44	$49.09	$40.82	$58.09	$65.50	$38.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	1.57	1.55	1.53	1.42	1.44
Net realized and unrealized gain (loss) (b)	5.34	10.39	8.34	(17.44)	(7.33)	26.99
Total from investment operations	6.14	11.96	9.89	(15.91)	(5.91)	28.43
Net equalization credits and charges (a)	0.07	(0.05)	(0.04)	0.18	(0.07)	0.08
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.82)	(1.56)	(1.58)	(1.54)	(1.43)	(1.42)
Net asset value, end of period	$64.83	$59.44	$49.09	$40.82	$58.09	$65.50
Total return (d)	10.45%	24.37%	24.30%	(27.47)%	(9.37)%	75.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,916,082	$3,379,291	$2,712,298	$2,904,657	$3,064,455	$5,092,879
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.51%(e)	2.66%	3.31%	2.84%	2.08%	2.47%
Portfolio turnover rate (f)	22%(g)	42%	51%	61%	44%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.     Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of eighty-seven (87) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF)
State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF)
State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF)
State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF)
State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF)
State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF)
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF)
State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF)
State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF)
State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF)
State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF)
State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF)
State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF)
State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, except that the State Street SPDR Portfolio S&P 500 Growth ETF and the State Street SPDR Portfolio S&P Sector Neutral Dividend ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.     Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
118

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
119

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
120

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.     Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2025, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street SPDR Dow Jones REIT ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 400 Mid Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 500 ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 500 High Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 600 Small Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street SPDR S&P Oil & Gas Exploration & Production ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
121

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The following tables summarize the value of the Funds' derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$36,195	$—	$36,195
State Street SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	408,558	—	408,558
State Street SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	858,924	—	858,924
State Street SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	258,836	—	258,836
State Street SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	907,849	—	907,849
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	140,469	—	140,469
State Street SPDR S&P Dividend ETF
Futures Contracts	—	—	—	244,949	—	244,949
State Street SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	44,695	—	44,695
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(583,693)	$—	$(583,693)
State Street SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	616,822	—	616,822
State Street SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	12,509,427	—	12,509,427
State Street SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	3,768,698	—	3,768,698
State Street SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	3,216,648	—	3,216,648
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	1,837,969	—	1,837,969
State Street SPDR S&P Dividend ETF
Futures Contracts	—	—	—	4,781,772	—	4,781,772
State Street SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	334,392	—	334,392

122

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(18,549)	$—	$(18,549)
State Street SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	(578,734)	—	(578,734)
State Street SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(4,230,607)	—	(4,230,607)
State Street SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	(1,155,946)	—	(1,155,946)
State Street SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(1,172,706)	—	(1,172,706)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(512,863)	—	(512,863)
State Street SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(1,401,741)	—	(1,401,741)
State Street SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	36,963	—	36,963
5.     Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”)accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Dow Jones REIT ETF	0.25%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	0.03
State Street SPDR Portfolio S&P 500 ETF	0.02
State Street SPDR Portfolio S&P 500 Growth ETF	0.04
State Street SPDR Portfolio S&P 500 High Dividend ETF	0.07
State Street SPDR Portfolio S&P 500 Value ETF	0.04
State Street SPDR Portfolio S&P 600 Small Cap ETF	0.03
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05
State Street SPDR S&P Aerospace & Defense ETF	0.35
State Street SPDR S&P Bank ETF	0.35
State Street SPDR S&P Biotech ETF	0.35
State Street SPDR S&P Dividend ETF	0.35
State Street SPDR S&P Homebuilders ETF	0.35
State Street SPDR S&P Oil & Gas Exploration & Production ETF	0.35
State Street SPDR S&P Regional Banking ETF	0.35
123

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Schedules of Investments.
During the year ended June 30, 2025, the Adviser made a contribution of $24,494 to the State Street SPDR S&P Regional Banking ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
124

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

7.     Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025, were as follows:
	Purchases	Sales
State Street SPDR Dow Jones REIT ETF	$76,806,161	$77,997,146
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,255,952,986	1,239,102,135
State Street SPDR Portfolio S&P 500 ETF	1,883,356,059	1,276,692,649
State Street SPDR Portfolio S&P 500 Growth ETF	8,552,867,280	8,560,662,569
State Street SPDR Portfolio S&P 500 High Dividend ETF	1,101,159,808	931,393,937
State Street SPDR Portfolio S&P 500 Value ETF	7,139,993,595	7,090,409,035
State Street SPDR Portfolio S&P 600 Small Cap ETF	1,925,654,047	1,898,546,557
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	178,003,123	178,323,264
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	1,131,298	1,144,149
State Street SPDR S&P Aerospace & Defense ETF	671,653,469	660,765,807
State Street SPDR S&P Bank ETF	210,758,152	210,513,017
State Street SPDR S&P Biotech ETF	2,761,008,879	2,476,944,168
State Street SPDR S&P Dividend ETF	2,859,809,799	2,679,227,540
State Street SPDR S&P Homebuilders ETF	224,279,587	224,532,575
State Street SPDR S&P Oil & Gas Exploration & Production ETF	382,050,724	377,028,941
State Street SPDR S&P Regional Banking ETF	786,540,584	787,300,295
For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Dow Jones REIT ETF	$545,206,856	$873,142,777	$36,628,414
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2,107,040,100	1,139,149,233	526,443,703
State Street SPDR Portfolio S&P 500 ETF	27,887,246,091	12,786,511,639	5,604,133,188
State Street SPDR Portfolio S&P 500 Growth ETF	7,128,783,433	4,317,681,973	1,694,041,323
State Street SPDR Portfolio S&P 500 High Dividend ETF	1,245,046,993	1,117,574,720	223,040,311
State Street SPDR Portfolio S&P 500 Value ETF	10,295,131,682	7,721,477,973	2,067,240,184
State Street SPDR Portfolio S&P 600 Small Cap ETF	1,452,918,799	809,257,729	259,617,755
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	664,366,720	226,963,696	135,212,841
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	1,581,779	800,094	172,090
State Street SPDR S&P Aerospace & Defense ETF	1,429,149,353	905,062,285	393,765,398
State Street SPDR S&P Bank ETF	592,582,883	908,819,125	73,983,094
State Street SPDR S&P Biotech ETF	9,731,796,661	8,970,345,317	1,480,154,869
State Street SPDR S&P Dividend ETF	34,936,364	752,005,306	158,552,206
State Street SPDR S&P Homebuilders ETF	2,061,043,421	1,813,132,088	89,210,577
State Street SPDR S&P Oil & Gas Exploration & Production ETF	2,669,301,572	2,791,585,554	64,355,557
State Street SPDR S&P Regional Banking ETF	8,332,542,478	7,991,371,743	99,983,381
8.     Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.     Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Dow Jones REIT ETF	$2,044,266,545	$47,105,455	$381,058,789	$(333,953,334)
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13,493,981,672	2,887,695,558	803,979,389	2,083,716,169
State Street SPDR Portfolio S&P 500 ETF	82,922,339,958	16,732,977,346	2,601,143,679	14,131,833,667
State Street SPDR Portfolio S&P 500 Growth ETF	31,625,802,717	13,745,358,502	81,134,479	13,664,224,023
State Street SPDR Portfolio S&P 500 High Dividend ETF	7,569,636,630	512,444,111	808,821,523	(296,377,412)
State Street SPDR Portfolio S&P 500 Value ETF	29,682,445,922	2,941,973,509	995,554,723	1,946,418,786
State Street SPDR Portfolio S&P 600 Small Cap ETF	13,130,634,581	2,342,815,361	1,419,164,396	923,650,965
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	7,616,990,270	4,894,705,871	417,562,688	4,477,143,183
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	10,420,530	1,414,125	400,675	1,013,450
State Street SPDR S&P Aerospace & Defense ETF	4,003,336,357	996,602,510	60,148,510	936,454,000
State Street SPDR S&P Bank ETF	1,328,426,624	65,634,666	57,256,426	8,378,240
State Street SPDR S&P Biotech ETF	9,089,899,889	551,113,847	1,016,507,578	(465,393,731)
State Street SPDR S&P Dividend ETF	18,115,494,970	2,817,369,434	977,397,548	1,839,971,886
State Street SPDR S&P Homebuilders ETF	1,939,325,544	13,717,326	310,375,080	(296,657,754)
State Street SPDR S&P Oil & Gas Exploration & Production ETF	2,352,236,350	7,339,524	494,832,666	(487,493,142)
State Street SPDR S&P Regional Banking ETF	4,192,044,691	40,764,237	203,436,993	(162,672,756)
10.     Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Dow Jones REIT ETF	$ 16,718,197	$ 5,706,853	$ 11,550,361	$ 17,257,214
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,350,173,947	549,597,440	846,797,956	1,396,395,396
State Street SPDR Portfolio S&P 500 ETF	205,039,169	180,166,783	31,546,625	211,713,408
State Street SPDR Portfolio S&P 500 Growth ETF	783,750	808,500	—	808,500
State Street SPDR Portfolio S&P 500 High Dividend ETF	48,868,897	50,540,497	—	50,540,497
State Street SPDR Portfolio S&P 500 Value ETF	65,572,741	66,515,567	982,577	67,498,144
State Street SPDR Portfolio S&P 600 Small Cap ETF	1,047,684,817	977,937,138	110,173,990	1,088,111,128
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	166,421,223	65,776,299	106,806,135	172,582,434
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	22,553	23,518	—	23,518
State Street SPDR S&P Aerospace & Defense ETF	408,248,279	228,017,392	193,091,963	421,109,355
State Street SPDR S&P Bank ETF	84,944,453	42,702,464	45,435,378	88,137,842
State Street SPDR S&P Biotech ETF	1,117,172,915	758,192,958	389,311,531	1,147,504,489
State Street SPDR S&P Dividend ETF	421,366,312	111,035,863	323,755,097	434,790,960
State Street SPDR S&P Homebuilders ETF	79,809,144	21,026,771	61,888,986	82,915,757
State Street SPDR S&P Oil & Gas Exploration & Production ETF	218,698,869	85,609,769	143,318,475	228,928,244
State Street SPDR S&P Regional Banking ETF	217,769,635	116,416,990	108,321,099	224,738,089
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Dow Jones REIT ETF	Common Stocks	$5,706,853	$—	$—	$—	$5,706,853	$5,706,853
State Street SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	549,597,440	—	—	—	549,597,440	549,597,440
State Street SPDR Portfolio S&P 500 ETF	Common Stocks	180,166,783	—	—	—	180,166,783	180,166,783
State Street SPDR Portfolio S&P 500 Growth ETF	Common Stocks	808,500	—	—	—	808,500	808,500
State Street SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	50,540,497	—	—	—	50,540,497	50,540,497
State Street SPDR Portfolio S&P 500 Value ETF	Common Stocks	66,515,567	—	—	—	66,515,567	66,515,567
State Street SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	977,937,138	—	—	—	977,937,138	977,937,138
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	65,776,299	—	—	—	65,776,299	65,776,299
State Street SPDR Portfolio S&P Sector Neutral Dividend ETF	Common Stocks	23,518	—	—	—	23,518	23,518
State Street SPDR S&P Aerospace & Defense ETF	Common Stocks	228,017,392	—	—	—	228,017,392	228,017,392
State Street SPDR S&P Bank ETF	Common Stocks	42,702,464	—	—	—	42,702,464	42,702,464
State Street SPDR S&P Biotech ETF	Common Stocks	744,905,916	—	—	—	744,905,916	744,905,916
State Street SPDR S&P Biotech ETF	Rights	13,287,042	—	—	—	13,287,042	13,287,042
State Street SPDR S&P Dividend ETF	Common Stocks	111,035,863	—	—	—	111,035,863	111,035,863
State Street SPDR S&P Homebuilders ETF	Common Stocks	21,026,771	—	—	—	21,026,771	21,026,771
State Street SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	85,609,769	—	—	—	85,609,769	85,609,769
State Street SPDR S&P Regional Banking ETF	Common Stocks	116,416,990	—	—	—	116,416,990	116,416,990
11.     Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
128

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.     Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
129

Semi-Annual Financial Statements and Other Information
December 31, 2025
SPDR ® Series Trust - Equity Funds
State Street SPDR FactSet Innovative Technology ETF (formerly SPDR FactSet Innovative Technology ETF)
State Street SPDR Global Dow ETF (formerly SPDR Global Dow ETF)
State Street SPDR MSCI USA StrategicFactorsSM ETF (formerly SPDR MSCI USA StrategicFactorsSM ETF)
State Street SPDR NYSE Technology ETF (formerly SPDR NYSE Technology ETF)
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF (formerly SPDR S&P 500 Fossil Fuel Reserves Free ETF)
State Street SPDR S&P Capital Markets ETF (formerly SPDR S&P Capital Markets ETF)
State Street SPDR S&P Health Care Equipment ETF (formerly SPDR S&P Health Care Equipment ETF)
State Street SPDR S&P Health Care Services ETF (formerly SPDR S&P Health Care Services ETF)
State Street SPDR S&P Insurance ETF (formerly SPDR S&P Insurance ETF)
State Street SPDR S&P Metals & Mining ETF (formerly SPDR S&P Metals & Mining ETF)
State Street SPDR S&P Oil & Gas Equipment & Services ETF (formerly SPDR S&P Oil & Gas Equipment & Services ETF)
State Street SPDR S&P Pharmaceuticals ETF (formerly SPDR S&P Pharmaceuticals ETF)
State Street SPDR S&P Retail ETF (formerly SPDR S&P Retail ETF)
State Street SPDR S&P Semiconductor ETF (formerly SPDR S&P Semiconductor ETF)
State Street SPDR S&P Software & Services ETF (formerly SPDR S&P Software & Services ETF)
State Street SPDR S&P Telecom ETF (formerly SPDR S&P Telecom ETF)
State Street SPDR S&P Transportation ETF (formerly SPDR S&P Transportation ETF)
State Street SPDR MSCI USA Gender Diversity ETF (formerly SPDR MSCI USA Gender Diversity ETF)
State Street SPDR ICE Preferred Securities ETF (formerly SPDR ICE Preferred Securities ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ACV Auctions, Inc. Class A (a)	97,165	$779,263
COMMUNICATIONS EQUIPMENT — 3.2%
Applied Optoelectronics, Inc. (a) (b)	24,216	844,170
Arista Networks, Inc. (a)	6,223	815,399
Ubiquiti, Inc.	1,383	765,283
		2,424,852
CONSUMER FINANCE — 2.8%
LendingTree, Inc. (a)	14,361	762,425
NerdWallet, Inc. Class A (a)	53,764	728,502
Upstart Holdings, Inc. (a) (b)	15,731	687,917
		2,178,844
DIVERSIFIED CONSUMER SERVICES — 0.9%
Duolingo, Inc. (a)	3,955	694,102
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Aeva Technologies, Inc. (a) (b)	48,487	643,908
Evolv Technologies Holdings, Inc. (a)	110,752	792,984
		1,436,892
ENTERTAINMENT — 2.0%
Netflix, Inc. (a)	8,156	764,707
Spotify Technology SA (a)	1,299	754,342
		1,519,049
FINANCIAL SERVICES — 1.0%
Toast, Inc. Class A (a)	22,006	781,433
HEALTH CARE TECHNOLOGY — 4.1%
Doximity, Inc. Class A (a)	17,705	783,977
Phreesia, Inc. (a)	47,776	808,370
Veeva Systems, Inc. Class A (a)	3,477	776,171
Waystar Holding Corp. (a)	23,778	778,730
		3,147,248
HOTELS, RESTAURANTS & LEISURE — 1.0%
Genius Sports Ltd. (a)	70,835	780,602
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class A	2,510	785,630
EverQuote, Inc. Class A (a)	27,987	755,649
fuboTV, Inc. Class A (a) (b)	291,867	735,505
MediaAlpha, Inc. Class A (a)	59,720	773,374
Meta Platforms, Inc. Class A	1,205	795,408
Nextdoor Holdings, Inc. (a)	328,873	690,633
Pinterest, Inc. Class A (a)	29,872	773,386
Reddit, Inc. Class A (a)	3,454	793,971
Snap, Inc. Class A (a)	106,207	857,091
		6,960,647
IT SERVICES — 3.9%
Applied Digital Corp. (a) (b)	27,866	683,274
DigitalOcean Holdings, Inc. (a)	16,290	783,875
MongoDB, Inc. (a)	1,853	777,686
Security Description	Shares	Value
Snowflake, Inc. (a)	3,562	$781,360
		3,026,195
PROFESSIONAL SERVICES — 5.8%
Booz Allen Hamilton Holding Corp.	8,367	705,840
CACI International, Inc. Class A (a)	1,356	722,490
Innodata, Inc. (a)	14,816	754,875
Paycom Software, Inc.	4,660	742,618
Paylocity Holding Corp. (a)	5,145	784,613
Upwork, Inc. (a)	35,366	700,954
		4,411,390
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
CoStar Group, Inc. (a)	11,378	765,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
ACM Research, Inc. Class A (a)	19,994	788,764
Advanced Micro Devices, Inc. (a)	3,683	788,751
Ambarella, Inc. (a)	10,313	730,573
ARM Holdings PLC ADR (a)	5,955	650,941
AXT, Inc. (a)	52,421	857,083
Broadcom, Inc.	2,157	746,538
Credo Technology Group Holding Ltd. (a)	5,395	776,287
Impinj, Inc. (a)	5,342	929,561
Nova Ltd. (a) (b)	2,458	807,183
NVIDIA Corp.	4,436	827,314
Onto Innovation, Inc. (a)	4,965	783,775
Silicon Motion Technology Corp. ADR	8,851	820,488
SiTime Corp. (a)	2,144	757,239
SkyWater Technology, Inc. (a) (b)	44,208	802,817
		11,067,314
SOFTWARE — 46.1%
Alkami Technology, Inc. (a) (b)	34,830	803,528
Amplitude, Inc. Class A (a)	69,010	799,136
Appfolio, Inc. Class A (a)	3,355	780,541
AppLovin Corp. Class A (a)	1,158	780,284
Asana, Inc. Class A (a)	54,102	741,738
AvePoint, Inc. (a)	55,893	776,354
Bill Holdings, Inc. (a)	14,232	776,213
BlackLine, Inc. (a)	13,233	731,653
Braze, Inc. Class A (a)	23,427	803,312
C3.ai, Inc. Class A (a) (b)	50,837	685,283
Cellebrite DI Ltd. (a)	41,252	743,774
Clear Secure, Inc. Class A	18,973	665,573
Clearwater Analytics Holdings, Inc. Class A (a)	35,597	858,600
Commvault Systems, Inc. (a)	6,385	800,424
Confluent, Inc. Class A (a)	25,836	781,281
Datadog, Inc. Class A (a)	5,317	723,059
Dynatrace, Inc. (a)	16,862	730,799
Elastic NV (a)	10,174	767,527
Five9, Inc. (a)	36,724	736,316
Freshworks, Inc. Class A (a)	59,038	723,215
Guidewire Software, Inc. (a)	3,785	760,823

See accompanying notes to financial statements.
1

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HubSpot, Inc. (a)	2,065	$828,684
Intapp, Inc. (a)	18,064	827,692
InterDigital, Inc. (b)	2,191	697,571
Intuit, Inc.	1,157	766,420
JFrog Ltd. (a)	11,255	702,987
Klaviyo, Inc. Class A (a) (b)	26,018	844,804
Life360, Inc. (a) (b)	11,489	736,904
LiveRamp Holdings, Inc. (a)	25,699	754,780
Manhattan Associates, Inc. (a)	4,469	774,522
Monday.com Ltd. (a)	4,946	729,832
nCino, Inc. (a)	30,481	781,533
Nutanix, Inc. Class A (a)	16,318	843,477
Pagaya Technologies Ltd. Class A (a)	34,201	714,801
Palantir Technologies, Inc. Class A (a)	4,229	751,705
Pivotal Software, Inc. (a) (c)	40,792	—
Procore Technologies, Inc. (a)	10,428	758,533
PTC, Inc. (a)	4,411	768,440
Rubrik, Inc. Class A (a)	9,522	728,243
SEMrush Holdings, Inc. Class A (a)	65,405	777,665
Sprout Social, Inc. Class A (a)	70,323	792,540
SPS Commerce, Inc. (a)	9,004	802,527
Vertex, Inc. Class A (a)	38,994	778,710
Weave Communications, Inc. (a)	110,750	840,592
Workday, Inc. Class A (a)	3,458	742,709
Workiva, Inc. (a)	8,890	766,762
Zeta Global Holdings Corp. Class A (a)	41,829	851,220
		35,333,086
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
IonQ, Inc. (a)	15,419	691,851
Super Micro Computer, Inc. (a)	24,013	702,860
		1,394,711
TOTAL COMMON STOCKS (Cost $82,361,788)		76,700,685
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	4,910	$4,910
State Street Navigator Securities Lending Portfolio II (f) (g)	7,514,530	7,514,530
TOTAL SHORT-TERM INVESTMENTS (Cost $7,519,440)		7,519,440
TOTAL INVESTMENTS — 109.8% (Cost $89,881,228)		84,220,125
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(7,542,654)
NET ASSETS — 100.0%		$76,677,471
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$76,700,685	$—	$0(a)	$76,700,685
Short-Term Investments	7,519,440	—	—	7,519,440
TOTAL INVESTMENTS	$84,220,125	$—	$0	$84,220,125
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.
See accompanying notes to financial statements.
2

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,948	$29,948	$159,362	$184,400	$—	$—	4,910	$4,910	$542
State Street Navigator Securities Lending Portfolio II	3,038,098	3,038,098	44,588,970	40,112,538	—	—	7,514,530	7,514,530	7,291
Total		$3,068,046	$44,748,332	$40,296,938	$—	$—		$7,519,440	$7,833
See accompanying notes to financial statements.
3

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.1%
BHP Group Ltd.	115,564	$3,505,634
National Australia Bank Ltd.	107,711	3,039,003
Rio Tinto PLC	49,353	3,978,951
		10,523,588
BELGIUM — 0.7%
Anheuser-Busch InBev SA	51,810	3,340,571
BRAZIL — 0.6%
Petroleo Brasileiro SA - Petrobras ADR (a)	62,632	705,863
Petroleo Brasileiro SA - Petrobras Preference Shares	396,815	2,231,824
		2,937,687
CANADA — 1.4%
Nutrien Ltd.	53,825	3,326,685
Royal Bank of Canada	21,258	3,628,787
		6,955,472
CHINA — 2.5%
Alibaba Group Holding Ltd.	47,400	869,624
Alibaba Group Holding Ltd. ADR (a)	15,273	2,238,716
China Construction Bank Corp. Class H	3,030,288	2,993,886
Industrial & Commercial Bank of China Ltd. Class H	4,022,110	3,250,347
Tencent Holdings Ltd.	37,606	2,894,070
		12,246,643
FINLAND — 0.7%
Sampo OYJ Class A (a)	269,123	3,265,020
FRANCE — 4.7%
Air Liquide SA	15,147	2,850,929
BNP Paribas SA	33,813	3,208,308
Cie de Saint-Gobain SA	28,719	2,933,078
Engie SA	145,799	3,837,347
LVMH Moet Hennessy Louis Vuitton SE	5,338	4,043,645
TotalEnergies SE	50,092	3,270,392
Vinci SA	22,331	3,148,510
		23,292,209
GERMANY — 3.9%
Allianz SE	7,514	3,446,093
BASF SE	59,810	3,120,936
Deutsche Bank AG	85,791	3,336,074
E.ON SE	172,395	3,264,819
SAP SE	11,815	2,891,092
Siemens AG	11,570	3,249,664
		19,308,678
INDIA — 1.9%
Infosys Ltd. ADR (a)	171,360	3,053,635
Reliance Industries Ltd.	181,405	3,169,563
Reliance Industries Ltd. GDR (b)	3,694	258,580
Security Description	Shares	Value
Tata Consultancy Services Ltd.	86,785	$3,095,816
		9,577,594
ITALY — 1.4%
Generali	80,111	3,363,589
UniCredit SpA	40,065	3,337,095
		6,700,684
JAPAN — 7.6%
Canon, Inc. (a)	104,081	3,076,381
Honda Motor Co. Ltd.	270,915	2,654,792
Komatsu Ltd.	87,847	2,802,227
Mitsubishi Corp.	130,740	2,991,060
Mitsubishi UFJ Financial Group, Inc. (a)	196,748	3,129,240
Mitsui & Co. Ltd.	124,046	3,674,411
Mizuho Financial Group, Inc.	92,122	3,349,998
Seven & i Holdings Co. Ltd.	229,952	3,301,585
SoftBank Group Corp.	110,724	3,108,141
Sony Financial Group, Inc. (c)	106,780	113,085
Sony Group Corp.	106,780	2,741,285
Takeda Pharmaceutical Co. Ltd. (a)	99,201	3,059,982
Toyota Motor Corp.	155,000	3,318,638
		37,320,825
LUXEMBOURG — 0.8%
ArcelorMittal SA	88,513	4,063,567
MEXICO — 0.7%
America Movil SAB de CV (a)	3,128,979	3,242,186
NETHERLANDS — 0.8%
ASML Holding NV	3,845	4,160,823
SOUTH AFRICA — 1.4%
Anglo American PLC	89,367	3,708,264
Naspers Ltd. Class N	46,683	3,111,759
		6,820,023
SOUTH KOREA — 1.0%
Samsung Electronics Co. Ltd.	22,503	1,872,972
Samsung Electronics Co. Ltd. GDR	1,469	3,034,954
		4,907,926
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	161,856	3,811,342
Banco Santander SA	308,414	3,647,525
Telefonica SA (a)	582,372	2,389,097
		9,847,964
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson Class B	379,992	3,734,464
SWITZERLAND — 1.4%
ABB Ltd.	43,641	3,262,127
UBS Group AG	76,527	3,570,133
		6,832,260
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,489	3,795,282

See accompanying notes to financial statements.
4

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 3.4%
AstraZeneca PLC	18,984	$3,521,197
BAE Systems PLC	124,849	2,878,288
HSBC Holdings PLC	226,919	3,582,641
National Grid PLC	220,671	3,388,125
Tesco PLC	525,563	3,123,121
		16,493,372
UNITED STATES — 59.1%
3M Co.	19,908	3,187,271
Abbott Laboratories	23,724	2,972,380
AbbVie, Inc.	14,527	3,319,274
Accenture PLC Class A	12,574	3,373,604
Adobe, Inc. (c)	8,742	3,059,613
Advanced Micro Devices, Inc. (c)	19,170	4,105,447
Alphabet, Inc. Class A	7,047	2,205,711
Alphabet, Inc. Class C	5,762	1,808,116
Amazon.com, Inc. (c)	13,289	3,067,367
American Express Co.	9,488	3,510,086
American International Group, Inc.	39,260	3,358,693
Amgen, Inc.	11,027	3,609,247
Apple, Inc.	13,544	3,682,072
AT&T, Inc.	106,122	2,636,070
Bank of America Corp.	61,135	3,362,425
Bank of New York Mellon Corp.	29,427	3,416,180
Baxter International, Inc.	129,225	2,469,490
Berkshire Hathaway, Inc. Class B (c)	6,246	3,139,552
Boeing Co. (c)	13,447	2,919,613
Booking Holdings, Inc.	561	3,004,340
BP PLC	539,764	3,142,168
Broadcom, Inc.	8,274	2,863,631
Carnival Corp. (c)	98,829	3,018,238
Caterpillar, Inc.	7,242	4,148,725
Chevron Corp.	19,429	2,961,174
Cisco Systems, Inc.	44,955	3,462,884
Coca-Cola Co.	45,161	3,157,206
Colgate-Palmolive Co.	36,815	2,909,121
ConocoPhillips	32,518	3,044,010
Costco Wholesale Corp.	3,246	2,799,156
CVS Health Corp.	41,407	3,286,060
Deere & Co.	6,511	3,031,326
Duke Energy Corp.	25,220	2,956,036
DuPont de Nemours, Inc.	96,666	3,885,973
eBay, Inc.	33,967	2,958,526
Eli Lilly & Co.	4,051	4,353,529
Exxon Mobil Corp.	27,217	3,275,294
FedEx Corp.	13,538	3,910,587
General Electric Co.	10,932	3,367,384
Gilead Sciences, Inc.	26,886	3,299,988
Goldman Sachs Group, Inc.	3,976	3,494,904
GSK PLC	152,049	3,731,348
Home Depot, Inc.	7,420	2,553,222
Honeywell International, Inc.	15,526	3,028,967
Howmet Aerospace, Inc.	16,621	3,407,637
HP, Inc.	109,237	2,433,800
Intel Corp. (c)	123,847	4,569,954
Security Description	Shares	Value
International Business Machines Corp.	11,915	$3,529,342
Intuit, Inc.	4,665	3,090,189
Johnson & Johnson	17,418	3,604,655
JPMorgan Chase & Co.	10,119	3,260,544
Linde PLC	6,470	2,758,743
McDonald's Corp.	10,003	3,057,217
Medtronic PLC	33,214	3,190,537
Merck & Co., Inc.	36,496	3,841,569
Meta Platforms, Inc. Class A	4,090	2,699,768
Microsoft Corp.	6,192	2,994,575
Mondelez International, Inc. Class A	49,750	2,678,043
Nestle SA	33,591	3,338,536
Netflix, Inc. (c)	24,521	2,299,089
NextEra Energy, Inc.	43,154	3,464,403
NIKE, Inc. Class B	41,794	2,662,696
Novartis AG	24,528	3,393,208
NVIDIA Corp.	17,318	3,229,807
Oracle Corp.	9,478	1,847,357
Palantir Technologies, Inc. Class A (c)	18,404	3,271,311
PayPal Holdings, Inc.	46,676	2,724,945
PepsiCo, Inc.	21,726	3,118,116
Pfizer, Inc.	126,121	3,140,413
Philip Morris International, Inc.	18,761	3,009,264
Procter & Gamble Co.	19,419	2,782,937
Prologis, Inc. REIT	27,583	3,521,246
Qnity Electronics, Inc. Class W/I	12	980
QUALCOMM, Inc.	19,252	3,293,055
Roche Holding AG	9,185	3,805,007
RTX Corp.	19,738	3,619,949
Salesforce, Inc.	12,669	3,356,145
ServiceNow, Inc. (c)	17,015	2,606,528
Shell PLC (d)	16,895	622,654
Shell PLC (d)	68,226	2,522,031
Simon Property Group, Inc. REIT	17,099	3,165,196
SLB Ltd.	85,709	3,289,511
Starbucks Corp.	36,982	3,114,254
Tesla, Inc. (c)	8,813	3,963,382
Travelers Cos., Inc.	11,272	3,269,556
Union Pacific Corp.	14,259	3,298,392
United Parcel Service, Inc. Class B	36,549	3,625,295
UnitedHealth Group, Inc.	8,817	2,910,580
Verizon Communications, Inc.	71,305	2,904,253
Visa, Inc. Class A	9,059	3,177,082
Walmart, Inc.	30,523	3,400,567
Walt Disney Co.	26,442	3,008,306
Wells Fargo & Co.	38,202	3,560,426
		290,279,058
TOTAL COMMON STOCKS (Cost $383,903,591)		489,645,896

See accompanying notes to financial statements.
5

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	572,008	$572,008
State Street Navigator Securities Lending Portfolio II (g) (h)	8,723,385	8,723,385
TOTAL SHORT-TERM INVESTMENTS (Cost $9,295,393)		9,295,393
TOTAL INVESTMENTS — 101.6% (Cost $393,198,984)		498,941,289
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(7,725,227)
NET ASSETS — 100.0%		$491,216,062
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	03/20/2026	$692,873	$689,250	$(3,623)
MSCI EAFE Index (long)	6	03/20/2026	865,401	870,630	5,229
					$1,606

During the period ended December 31, 2025, the average notional value related to futures contracts was $1,832,127.
See accompanying notes to financial statements.
6

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$489,645,896	$—	$—	$489,645,896
Short-Term Investments	9,295,393	—	—	9,295,393
TOTAL INVESTMENTS	$498,941,289	$—	$—	$498,941,289
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$5,229	$—	$—	$5,229
Futures Contracts - Unrealized Depreciation	(3,623)	—	—	(3,623)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,606	$—	$—	$1,606

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	338,214	$338,214	$31,008,856	$30,775,062	$—	$—	572,008	$572,008	$17,711
State Street Navigator Securities Lending Portfolio II	7,487,897	7,487,897	52,497,675	51,262,187	—	—	8,723,385	8,723,385	86,518
Total		$7,826,111	$83,506,531	$82,037,249	$—	$—		$9,295,393	$104,229
See accompanying notes to financial statements.
7

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	68	$38,619
Boeing Co. (a)	3,088	670,467
General Dynamics Corp.	9,878	3,325,527
General Electric Co.	4,349	1,339,622
HEICO Corp.	170	55,010
HEICO Corp. Class A	286	72,195
Howmet Aerospace, Inc.	12,305	2,522,771
L3Harris Technologies, Inc.	2,247	659,652
Lockheed Martin Corp.	17,633	8,528,553
Northrop Grumman Corp.	9,481	5,406,161
Rocket Lab Corp. (a)	181	12,627
RTX Corp.	16,722	3,066,815
Textron, Inc.	3,627	316,166
TransDigm Group, Inc.	151	200,807
		26,214,992
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	4,844	778,721
Expeditors International of Washington, Inc.	6,271	934,442
FedEx Corp.	6,168	1,781,689
United Parcel Service, Inc. Class B	18,005	1,785,916
		5,280,768
AIRLINES — 0.0% *
Delta Air Lines, Inc.	5,512	382,533
United Airlines Holdings, Inc. (a)	3,083	344,741
		727,274
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	6,508	495,194
AUTOMOBILES — 0.7%
Ford Motor Co.	197,628	2,592,879
General Motors Co.	55,982	4,552,456
Rivian Automotive, Inc. Class A (a) (b)	5,930	116,880
Tesla, Inc. (a)	6,302	2,834,136
		10,096,351
BANKS — 3.4%
Bank of America Corp.	180,920	9,950,600
Citigroup, Inc.	60,846	7,100,120
Citizens Financial Group, Inc.	16,611	970,248
Fifth Third Bancorp	18,337	858,355
First Citizens BancShares, Inc. Class A (b)	634	1,360,678
Huntington Bancshares, Inc.	47,415	822,650
JPMorgan Chase & Co.	44,863	14,455,756
KeyCorp	26,041	537,486
M&T Bank Corp.	5,083	1,024,123
Pinnacle Financial Partners, Inc.	4,899	467,414
PNC Financial Services Group, Inc.	11,657	2,433,166
Regions Financial Corp.	29,514	799,829
Security Description	Shares	Value
Truist Financial Corp.	41,338	$2,034,243
U.S. Bancorp	44,979	2,400,079
Wells Fargo & Co.	72,253	6,733,980
		51,948,727
BEVERAGES — 2.4%
Brown-Forman Corp. Class B (b)	7,001	182,446
Coca-Cola Co.	203,552	14,230,320
Constellation Brands, Inc. Class A	2,239	308,892
Keurig Dr. Pepper, Inc.	116,960	3,276,050
Monster Beverage Corp. (a)	73,658	5,647,359
PepsiCo, Inc.	86,571	12,424,670
		36,069,737
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	23,952	5,472,792
Alnylam Pharmaceuticals, Inc. (a)	800	318,120
Amgen, Inc.	8,350	2,733,038
Biogen, Inc. (a)	3,490	614,205
Gilead Sciences, Inc.	43,113	5,291,690
Incyte Corp. (a)	28,985	2,862,848
Insmed, Inc. (a)	78	13,575
Natera, Inc. (a)	96	21,993
Neurocrine Biosciences, Inc. (a)	12,210	1,731,744
Regeneron Pharmaceuticals, Inc.	1,934	1,492,797
United Therapeutics Corp. (a)	3,638	1,772,616
Vertex Pharmaceuticals, Inc. (a)	24,071	10,912,829
		33,238,247
BROADLINE RETAIL — 0.9%
Amazon.com, Inc. (a)	50,873	11,742,506
eBay, Inc.	3,605	313,996
MercadoLibre, Inc. (a)	1,093	2,201,586
		14,258,088
BUILDING PRODUCTS — 0.5%
Allegion PLC	3,504	557,907
Builders FirstSource, Inc. (a)	3,950	406,416
Carlisle Cos., Inc.	1,908	610,293
Carrier Global Corp.	9,871	521,584
Johnson Controls International PLC	5,865	702,334
Lennox International, Inc.	1,571	762,846
Masco Corp.	2,253	142,975
Trane Technologies PLC	8,457	3,291,464
		6,995,819
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	4,022	1,972,148
ARES Management Corp. Class A	800	129,304
Bank of New York Mellon Corp.	10,445	1,212,560
Blackrock, Inc.	5,286	5,657,817
Blackstone, Inc.	2,894	446,081
Carlyle Group, Inc.	2,336	138,081
Cboe Global Markets, Inc.	21,382	5,366,882
Charles Schwab Corp.	13,969	1,395,643
CME Group, Inc.	29,428	8,036,198
Coinbase Global, Inc. Class A (a)	567	128,221

See accompanying notes to financial statements.
8

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Goldman Sachs Group, Inc.	4,067	$3,574,893
Interactive Brokers Group, Inc. Class A	3,284	211,194
Intercontinental Exchange, Inc.	13,645	2,209,944
KKR & Co., Inc.	3,581	456,506
LPL Financial Holdings, Inc.	688	245,733
Moody's Corp.	5,613	2,867,401
Morgan Stanley	14,902	2,645,552
MSCI, Inc.	229	131,384
Nasdaq, Inc.	3,139	304,891
Northern Trust Corp.	3,298	450,474
Raymond James Financial, Inc.	2,954	474,383
Robinhood Markets, Inc. Class A (a)	690	78,039
S&P Global, Inc.	1,930	1,008,599
State Street Corp. (c)	6,285	810,828
T. Rowe Price Group, Inc.	10,935	1,119,525
Tradeweb Markets, Inc. Class A	11,086	1,192,189
		42,264,470
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	2,332	576,051
CF Industries Holdings, Inc.	4,852	375,254
Corteva, Inc.	28,097	1,883,342
Dow, Inc.	44,370	1,037,370
DuPont de Nemours, Inc.	13,635	548,127
Ecolab, Inc.	1,493	391,942
International Flavors & Fragrances, Inc.	5,038	339,511
Linde PLC	23,884	10,183,899
LyondellBasell Industries NV Class A	16,053	695,095
PPG Industries, Inc.	4,348	445,496
RPM International, Inc.	1,314	136,656
Sherwin-Williams Co.	7,872	2,550,764
		19,163,507
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	14,121	2,655,736
Copart, Inc. (a)	34,212	1,339,400
Republic Services, Inc.	32,032	6,788,542
Rollins, Inc.	46,951	2,817,999
Veralto Corp.	8,850	883,053
Waste Connections, Inc.	40,769	7,149,252
Waste Management, Inc.	35,032	7,696,881
		29,330,863
COMMUNICATIONS EQUIPMENT — 2.5%
Arista Networks, Inc. (a)	54,369	7,123,970
Ciena Corp. (a)	3,020	706,287
Cisco Systems, Inc.	250,222	19,274,601
F5, Inc. (a)	12,002	3,063,631
Motorola Solutions, Inc.	22,020	8,440,706
		38,609,195
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	1,616	154,053
Comfort Systems USA, Inc.	1,323	1,234,743
Security Description	Shares	Value
EMCOR Group, Inc.	1,940	$1,186,872
Quanta Services, Inc.	866	365,504
		2,941,172
CONSTRUCTION MATERIALS — 0.2%
Amrize Ltd. (a)	10,277	555,780
CRH PLC	9,261	1,155,773
Martin Marietta Materials, Inc.	457	284,555
Vulcan Materials Co.	967	275,808
		2,271,916
CONSUMER FINANCE — 0.3%
American Express Co.	4,211	1,557,859
Capital One Financial Corp.	10,699	2,593,010
SoFi Technologies, Inc. (a) (b)	3,742	97,966
Synchrony Financial	9,619	802,513
		5,051,348
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Costco Wholesale Corp.	18,843	16,249,073
Dollar General Corp.	6,002	796,885
Dollar Tree, Inc. (a)	4,336	533,371
Kroger Co.	77,272	4,827,955
Sysco Corp.	12,006	884,722
Target Corp.	16,952	1,657,058
Walmart, Inc.	201,256	22,421,931
		47,370,995
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	49,982	416,850
Avery Dennison Corp.	939	170,785
Ball Corp.	17,480	925,916
International Paper Co.	14,073	554,335
Packaging Corp. of America	1,196	246,651
Smurfit WestRock PLC	13,359	516,593
		2,831,130
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	2,992	367,896
DIVERSIFIED REITs — 0.0% *
WP Carey, Inc. REIT	3,760	241,994
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	381,249	9,470,225
Verizon Communications, Inc.	292,990	11,933,483
		21,403,708
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	11,485	746,640
American Electric Power Co., Inc.	27,859	3,212,421
Constellation Energy Corp.	1,732	611,864
Duke Energy Corp.	73,335	8,595,595
Edison International	11,237	674,445
Entergy Corp.	6,541	604,585
Evergy, Inc.	3,931	284,958
Eversource Energy	5,838	393,073
Exelon Corp.	19,438	847,302
FirstEnergy Corp.	9,532	426,748
NextEra Energy, Inc.	26,668	2,140,907

See accompanying notes to financial statements.
9

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	2,084	$331,856
Oklo, Inc. (a)	5,737	411,687
PG&E Corp.	61,175	983,082
PPL Corp.	18,919	662,543
Southern Co.	93,518	8,154,770
Xcel Energy, Inc.	41,318	3,051,747
		32,134,223
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,072	1,657,262
Bloom Energy Corp. Class A (a)	125	10,861
Eaton Corp. PLC	13,439	4,280,456
Emerson Electric Co.	5,632	747,479
GE Vernova, Inc.	1,555	1,016,302
Hubbell, Inc.	1,936	859,797
Rockwell Automation, Inc.	800	311,256
Vertiv Holdings Co. Class A	805	130,418
		9,013,831
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	93,773	12,672,483
CDW Corp.	7,887	1,074,209
Corning, Inc.	25,464	2,229,628
Flex Ltd. (a)	6,245	377,323
Jabil, Inc.	4,938	1,125,963
Keysight Technologies, Inc. (a)	1,414	287,311
TE Connectivity PLC	16,452	3,742,994
Teledyne Technologies, Inc. (a)	7,967	4,068,986
Trimble, Inc. (a)	2,099	164,457
Zebra Technologies Corp. Class A (a)	564	136,950
		25,880,304
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	15,372	700,041
Halliburton Co.	24,171	683,072
SLB Ltd.	30,032	1,152,628
		2,535,741
ENTERTAINMENT — 1.9%
Electronic Arts, Inc.	29,089	5,943,755
Liberty Media Corp.-Liberty Formula One Class C (a)	20,512	2,020,637
Live Nation Entertainment, Inc. (a)	1,289	183,683
Netflix, Inc. (a)	171,542	16,083,778
ROBLOX Corp. Class A (a)	261	21,149
Take-Two Interactive Software, Inc. (a)	472	120,846
Walt Disney Co.	23,871	2,715,804
Warner Bros Discovery, Inc. (a)	63,643	1,834,191
		28,923,843
FINANCIAL SERVICES — 5.4%
Affirm Holdings, Inc. (a)	638	47,486
Apollo Global Management, Inc.	3,765	545,021
Berkshire Hathaway, Inc. Class B (a)	33,963	17,071,502
Security Description	Shares	Value
Block, Inc. (a)	8,148	$530,353
Corebridge Financial, Inc.	14,365	433,392
Corpay, Inc. (a)	693	208,545
Equitable Holdings, Inc.	6,957	331,501
Fidelity National Information Services, Inc.	5,483	364,400
Fiserv, Inc. (a)	14,484	972,890
Global Payments, Inc.	7,281	563,550
Jack Henry & Associates, Inc.	2,925	533,754
Mastercard, Inc. Class A	45,851	26,175,419
PayPal Holdings, Inc.	39,392	2,299,705
Rocket Cos., Inc. Class A	4	78
Toast, Inc. Class A (a)	526	18,678
Visa, Inc. Class A	91,598	32,124,335
		82,220,609
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	24,378	1,401,491
Bunge Global SA	6,831	608,505
General Mills, Inc.	33,240	1,545,660
Hershey Co.	12,004	2,184,488
Hormel Foods Corp.	7,483	177,347
J.M. Smucker Co.	2,103	205,694
Kraft Heinz Co.	37,426	907,581
McCormick & Co., Inc.	2,671	181,922
Mondelez International, Inc. Class A	80,955	4,357,808
Tyson Foods, Inc. Class A	52,473	3,075,967
		14,646,463
GAS UTILITIES — 0.0% *
Atmos Energy Corp.	3,863	647,555
GROUND TRANSPORTATION — 0.5%
CSX Corp.	22,168	803,590
JB Hunt Transport Services, Inc.	1,443	280,433
Norfolk Southern Corp.	2,342	676,182
Old Dominion Freight Line, Inc.	7,782	1,220,217
Uber Technologies, Inc. (a)	31,066	2,538,403
Union Pacific Corp.	5,793	1,340,037
		6,858,862
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	105,796	13,255,181
ABIOMED, Inc. (a)	36	37
Baxter International, Inc.	17,197	328,635
Becton Dickinson & Co.	4,374	848,862
Boston Scientific Corp. (a)	33,031	3,149,506
Cooper Cos., Inc. (a)	2,125	174,165
Dexcom, Inc. (a)	2,153	142,895
Edwards Lifesciences Corp. (a)	21,313	1,816,933
GE HealthCare Technologies, Inc.	6,980	572,499
Hologic, Inc. (a)	3,699	275,538
IDEXX Laboratories, Inc. (a)	3,660	2,476,100
Insulet Corp. (a)	162	46,047
Intuitive Surgical, Inc. (a)	11,123	6,299,622
Medtronic PLC	23,562	2,263,366
ResMed, Inc.	5,548	1,336,347

See accompanying notes to financial statements.
10

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Solventum Corp. (a)	2,078	$164,661
STERIS PLC	914	231,717
Stryker Corp.	2,145	753,903
Zimmer Biomet Holdings, Inc.	4,040	363,277
		34,499,291
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Cardinal Health, Inc.	10,921	2,244,266
Cencora, Inc.	26,986	9,114,521
Centene Corp. (a)	52,621	2,165,354
Cigna Group	13,752	3,784,963
CVS Health Corp.	58,902	4,674,463
Elevance Health, Inc.	17,385	6,094,312
HCA Healthcare, Inc.	3,815	1,781,071
Humana, Inc.	5,420	1,388,225
Labcorp Holdings, Inc.	1,434	359,762
McKesson Corp.	12,430	10,196,205
Quest Diagnostics, Inc.	1,498	259,948
UnitedHealth Group, Inc.	51,868	17,122,145
Universal Health Services, Inc. Class B	1,320	287,786
		59,473,021
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	5,237	256,299
Healthpeak Properties, Inc. REIT	13,126	211,066
Ventas, Inc. REIT	3,706	286,770
Welltower, Inc. REIT	21,258	3,945,698
		4,699,833
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,841	1,080,656
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	2,781	377,437
Booking Holdings, Inc.	139	744,391
Carnival Corp. (a)	10,562	322,563
Chipotle Mexican Grill, Inc. (a)	51,720	1,913,640
Darden Restaurants, Inc.	1,485	273,270
Domino's Pizza, Inc.	194	80,863
DoorDash, Inc. Class A (a)	5,701	1,291,163
DraftKings, Inc. Class A (a) (b)	729	25,121
Expedia Group, Inc.	1,026	290,676
Flutter Entertainment PLC (a)	1,239	266,435
Hilton Worldwide Holdings, Inc.	834	239,567
Hyatt Hotels Corp. Class A	219	35,110
Las Vegas Sands Corp.	2,451	159,536
Marriott International, Inc. Class A	1,199	371,978
McDonald's Corp.	25,188	7,698,208
Royal Caribbean Cruises Ltd.	1,408	392,719
Starbucks Corp.	9,049	762,016
Yum! Brands, Inc.	32,331	4,891,034
		20,135,727
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	14,498	2,088,147
Garmin Ltd.	6,255	1,268,827
Security Description	Shares	Value
Lennar Corp. Class A	6,817	$700,787
NVR, Inc. (a)	144	1,050,159
PulteGroup, Inc.	10,984	1,287,984
		6,395,904
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	39,425	3,305,786
Clorox Co.	1,499	151,144
Colgate-Palmolive Co.	58,385	4,613,583
Kimberly-Clark Corp.	12,281	1,239,030
Procter & Gamble Co.	131,750	18,881,093
		28,190,636
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
Vistra Corp.	2,201	355,087
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	5,889	942,829
Honeywell International, Inc.	6,060	1,182,245
		2,125,074
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	9,710	1,239,579
INSURANCE — 4.1%
Aflac, Inc.	8,750	964,862
Allstate Corp.	23,143	4,817,215
American Financial Group, Inc.	3,156	431,362
American International Group, Inc.	19,649	1,680,972
Aon PLC Class A	8,370	2,953,606
Arch Capital Group Ltd. (a)	35,002	3,357,392
Arthur J Gallagher & Co.	13,629	3,527,049
Brown & Brown, Inc.	3,139	250,178
Chubb Ltd.	33,305	10,395,157
Cincinnati Financial Corp.	2,822	460,889
Erie Indemnity Co. Class A	2,923	837,878
Everest Group Ltd.	1,605	544,657
Fidelity National Financial, Inc.	4,835	263,943
Hartford Insurance Group, Inc.	18,581	2,560,462
Loews Corp.	21,022	2,213,827
Markel Group, Inc. (a)	257	552,460
Marsh & McLennan Cos., Inc.	29,509	5,474,510
MetLife, Inc.	13,736	1,084,320
Principal Financial Group, Inc.	6,224	549,019
Progressive Corp.	33,535	7,636,590
Prudential Financial, Inc.	11,799	1,331,871
Travelers Cos., Inc.	22,197	6,438,462
W.R. Berkley Corp.	37,638	2,639,176
Willis Towers Watson PLC	7,149	2,349,161
		63,315,018
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A	76,387	23,909,131
Alphabet, Inc. Class C	71,002	22,280,428
Meta Platforms, Inc. Class A	55,423	36,584,168
Pinterest, Inc. Class A (a)	4,437	114,874
Reddit, Inc. Class A (a)	98	22,527

See accompanying notes to financial statements.
11

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Snap, Inc. Class A (a)	3,240	$26,147
		82,937,275
IT SERVICES — 2.4%
Accenture PLC Class A	48,732	13,074,796
Cloudflare, Inc. Class A (a)	162	31,938
Cognizant Technology Solutions Corp. Class A	71,833	5,962,139
CoreWeave, Inc. Class A (a)	681	48,767
Gartner, Inc. (a)	4,920	1,241,218
GoDaddy, Inc. Class A (a)	24,569	3,048,522
International Business Machines Corp.	30,220	8,951,466
MongoDB, Inc. (a)	84	35,254
Okta, Inc. (a)	992	85,778
Snowflake, Inc. (a)	4,301	943,467
Twilio, Inc. Class A (a)	934	132,852
VeriSign, Inc.	14,576	3,541,239
		37,097,436
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	9,863	1,342,058
Danaher Corp.	6,341	1,451,582
Illumina, Inc. (a)	873	114,503
IQVIA Holdings, Inc. (a)	1,990	448,566
Mettler-Toledo International, Inc. (a)	104	144,996
Thermo Fisher Scientific, Inc.	3,177	1,840,912
Waters Corp. (a)	2,142	813,596
West Pharmaceutical Services, Inc.	2,667	733,798
		6,890,011
MACHINERY — 1.8%
Caterpillar, Inc.	17,437	9,989,134
CNH Industrial NV (b)	36,663	338,033
Cummins, Inc.	5,583	2,849,842
Deere & Co.	3,545	1,650,446
Dover Corp.	1,578	308,089
Fortive Corp.	5,377	296,864
Graco, Inc.	6,182	506,739
IDEX Corp.	857	152,495
Illinois Tool Works, Inc.	13,033	3,210,028
Ingersoll Rand, Inc.	3,547	280,993
Nordson Corp.	382	91,844
Otis Worldwide Corp.	3,316	289,653
PACCAR, Inc.	9,897	1,083,820
Parker-Hannifin Corp.	4,327	3,803,260
Pentair PLC	6,200	645,668
Snap-on, Inc.	2,267	781,208
Westinghouse Air Brake Technologies Corp.	1,528	326,152
Xylem, Inc.	2,107	286,931
		26,891,199
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	4,902	1,023,292
Security Description	Shares	Value
Comcast Corp. Class A	159,838	$4,777,558
EchoStar Corp. Class A (a)	2,231	242,510
Fox Corp. Class A	3,983	291,038
Fox Corp. Class B	2,890	187,648
News Corp. Class A	6,441	168,239
Omnicom Group, Inc.	8,234	664,895
Trade Desk, Inc. Class A (a)	1,105	41,946
		7,397,126
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	19,778	1,004,525
Newmont Corp.	65,387	6,528,892
Nucor Corp.	7,639	1,245,997
Reliance, Inc.	1,345	388,530
Steel Dynamics, Inc.	3,845	651,535
		9,819,479
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	11,875	265,525
MULTI-UTILITIES — 1.3%
Ameren Corp.	16,918	1,689,431
CenterPoint Energy, Inc.	9,174	351,731
CMS Energy Corp.	18,189	1,271,957
Consolidated Edison, Inc.	67,379	6,692,082
Dominion Energy, Inc.	33,602	1,968,741
DTE Energy Co.	11,316	1,459,538
NiSource, Inc.	6,645	277,495
Public Service Enterprise Group, Inc.	6,909	554,793
Sempra	9,659	852,793
WEC Energy Group, Inc.	42,773	4,510,841
		19,629,402
OFFICE REITs — 0.0% *
BXP, Inc. REIT	2,330	157,228
OIL, GAS & CONSUMABLE FUELS — 3.5%
Cheniere Energy, Inc.	4,182	812,939
Chevron Corp.	57,720	8,797,105
ConocoPhillips	36,241	3,392,520
Coterra Energy, Inc.	48,080	1,265,465
Devon Energy Corp.	25,535	935,347
Diamondback Energy, Inc.	5,024	755,258
EOG Resources, Inc.	20,777	2,181,793
EQT Corp.	9,110	488,296
Expand Energy Corp.	24,161	2,666,408
Exxon Mobil Corp.	163,629	19,691,114
Kinder Morgan, Inc.	29,155	801,471
Marathon Petroleum Corp.	12,746	2,072,882
Occidental Petroleum Corp.	28,624	1,177,019
ONEOK, Inc.	11,280	829,080
Phillips 66 Co.	16,404	2,116,772
Targa Resources Corp.	1,959	361,435
Texas Pacific Land Corp.	2,190	629,012
Valero Energy Corp.	13,972	2,274,502

See accompanying notes to financial statements.
12

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	35,572	$2,138,233
		53,386,651
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,313	242,217
Kenvue, Inc.	30,191	520,795
		763,012
PHARMACEUTICALS — 6.1%
Bristol-Myers Squibb Co.	104,366	5,629,502
Eli Lilly & Co.	30,005	32,245,773
Johnson & Johnson	133,629	27,654,522
Merck & Co., Inc.	192,742	20,288,023
Pfizer, Inc.	174,160	4,336,584
Royalty Pharma PLC Class A	4,707	181,878
Zoetis, Inc.	18,625	2,343,398
		92,679,680
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	19,720	5,072,576
Booz Allen Hamilton Holding Corp.	5,655	477,056
Broadridge Financial Solutions, Inc.	5,241	1,169,634
Equifax, Inc.	985	213,725
Jacobs Solutions, Inc.	1,619	214,453
Leidos Holdings, Inc.	1,768	318,947
Paychex, Inc.	13,313	1,493,452
Paycom Software, Inc.	2,169	345,652
SS&C Technologies Holdings, Inc.	2,879	251,682
TransUnion	1,282	109,931
Verisk Analytics, Inc.	8,094	1,810,547
		11,477,655
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
CBRE Group, Inc. Class A (a)	3,230	519,352
CoStar Group, Inc. (a)	2,010	135,152
Zillow Group, Inc. Class C (a)	790	53,894
		708,398
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,621	116,234
AvalonBay Communities, Inc. REIT	1,623	294,266
Equity LifeStyle Properties, Inc. REIT	933	56,549
Equity Residential REIT	4,756	299,818
Essex Property Trust, Inc. REIT	519	135,812
Invitation Homes, Inc. REIT	6,120	170,075
Mid-America Apartment Communities, Inc. REIT	1,124	156,135
Sun Communities, Inc. REIT	1,549	191,936
UDR, Inc. REIT	2,982	109,380
		1,530,205
RETAIL REITs — 0.2%
Kimco Realty Corp. REIT	10,158	205,903
Realty Income Corp. REIT	32,350	1,823,569
Regency Centers Corp. REIT	1,986	137,094
Security Description	Shares	Value
Simon Property Group, Inc. REIT	2,555	$472,956
		2,639,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Advanced Micro Devices, Inc. (a)	5,633	1,206,363
Analog Devices, Inc.	9,140	2,478,768
Applied Materials, Inc.	32,497	8,351,404
Astera Labs, Inc. (a) (b)	2,465	410,077
Broadcom, Inc.	10,755	3,722,306
Credo Technology Group Holding Ltd. (a)	67	9,641
Entegris, Inc. (b)	1,660	139,855
First Solar, Inc. (a)	10,136	2,647,827
Intel Corp. (a)	50,170	1,851,273
KLA Corp.	6,452	7,839,696
Lam Research Corp.	54,943	9,405,143
Marvell Technology, Inc.	2,907	247,037
Microchip Technology, Inc.	6,103	388,883
Micron Technology, Inc.	9,008	2,570,973
Monolithic Power Systems, Inc.	1,967	1,782,810
NVIDIA Corp.	200,722	37,434,653
NXP Semiconductors NV	3,015	654,436
ON Semiconductor Corp. (a)	9,762	528,612
Qnity Electronics, Inc. Class W/I	2,036	166,239
QUALCOMM, Inc.	51,484	8,806,338
Teradyne, Inc.	5,374	1,040,192
Texas Instruments, Inc.	47,816	8,295,598
		99,978,124
SOFTWARE — 9.2%
Adobe, Inc. (a)	33,036	11,562,270
AppLovin Corp. Class A (a)	8,347	5,624,375
Atlassian Corp. Class A (a)	88	14,268
Autodesk, Inc. (a)	19,981	5,914,576
Bentley Systems, Inc. Class B (b)	27,792	1,060,682
Cadence Design Systems, Inc. (a)	11,811	3,691,882
Crowdstrike Holdings, Inc. Class A (a)	1,313	615,482
Datadog, Inc. Class A (a)	2,581	350,990
Docusign, Inc. (a)	1,025	70,110
Dynatrace, Inc. (a)	33,288	1,442,702
Fair Isaac Corp. (a)	1,326	2,241,762
Fortinet, Inc. (a)	60,498	4,804,146
Gen Digital, Inc.	57,756	1,570,386
HubSpot, Inc. (a)	1,988	797,784
Intuit, Inc.	18,354	12,158,057
Microsoft Corp.	97,192	47,003,995
Nutanix, Inc. Class A (a)	5,980	309,106
Oracle Corp.	15,185	2,959,708
Palantir Technologies, Inc. Class A (a)	9,197	1,634,767
Palo Alto Networks, Inc. (a)	15,876	2,924,359
PTC, Inc. (a)	20,797	3,623,045
Roper Technologies, Inc.	14,199	6,320,401
Salesforce, Inc.	31,580	8,365,858
Samsara, Inc. Class A (a)	104	3,687

See accompanying notes to financial statements.
13

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ServiceNow, Inc. (a)	41,456	$6,350,645
Strategy, Inc. (a) (b)	2,273	345,382
Synopsys, Inc. (a)	5,498	2,582,521
Tyler Technologies, Inc. (a)	6,943	3,151,775
Workday, Inc. Class A (a)	12,549	2,695,274
Zoom Communications, Inc. (a)	15,242	1,315,232
Zscaler, Inc. (a)	77	17,319
		141,522,546
SPECIALIZED REITs — 0.2%
American Tower Corp. REIT	3,114	546,725
Crown Castle, Inc. REIT	2,631	233,817
Digital Realty Trust, Inc. REIT	2,697	417,253
Equinix, Inc. REIT	427	327,150
Extra Space Storage, Inc. REIT	2,399	312,398
Gaming & Leisure Properties, Inc. REIT	3,236	144,617
Iron Mountain, Inc. REIT	1,094	90,747
Public Storage REIT	1,214	315,033
SBA Communications Corp. REIT	602	116,445
VICI Properties, Inc. REIT	19,419	546,062
Weyerhaeuser Co. REIT	14,956	354,308
		3,404,555
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	1,515	5,138,123
Best Buy Co., Inc.	13,126	878,523
Burlington Stores, Inc. (a)	608	175,621
Carvana Co. (a)	370	156,147
Dick's Sporting Goods, Inc. (b)	1,121	221,924
Home Depot, Inc.	12,635	4,347,704
Lowe's Cos., Inc.	6,765	1,631,448
O'Reilly Automotive, Inc. (a)	46,010	4,196,572
Ross Stores, Inc.	2,788	502,230
TJX Cos., Inc.	74,395	11,427,816
Tractor Supply Co.	6,409	320,514
Ulta Beauty, Inc. (a)	1,925	1,164,644
Williams-Sonoma, Inc.	5,647	1,008,498
		31,169,764
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	168,001	45,672,752
Dell Technologies, Inc. Class C	3,588	451,657
Hewlett Packard Enterprise Co.	40,139	964,139
HP, Inc.	35,096	781,939
IonQ, Inc. (a) (b)	242	10,859
NetApp, Inc.	8,557	916,369
Pure Storage, Inc. Class A (a)	809	54,211
Seagate Technology Holdings PLC	490	134,941
Super Micro Computer, Inc. (a)	8,296	242,824
Western Digital Corp.	1,197	206,207
		49,435,898
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	7,336	760,523
Lululemon Athletica, Inc. (a)	5,581	1,159,788
NIKE, Inc. Class B	45,534	2,900,971
Security Description	Shares	Value
Tapestry, Inc.	2,091	$267,167
		5,088,449
TOBACCO — 0.3%
Altria Group, Inc.	19,491	1,123,851
Philip Morris International, Inc.	19,425	3,115,770
		4,239,621
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	45,719	1,834,704
Ferguson Enterprises, Inc.	7,907	1,760,335
United Rentals, Inc.	713	577,045
Watsco, Inc.	1,332	448,817
WW Grainger, Inc.	2,033	2,051,399
		6,672,300
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	4,259	555,799
Essential Utilities, Inc.	4,152	159,271
		715,070
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile U.S., Inc.	36,436	7,397,965
TOTAL COMMON STOCKS (Cost $1,204,046,113)		1,525,438,744
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	4,498,389	4,498,389
State Street Navigator Securities Lending Portfolio II (c) (f)	3,094,003	3,094,003
TOTAL SHORT-TERM INVESTMENTS (Cost $7,592,392)		7,592,392
TOTAL INVESTMENTS — 100.2% (Cost $1,211,638,505)		1,533,031,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,482,865)
NET ASSETS — 100.0%		$1,530,548,271
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
14

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	03/20/2026	$4,169,137	$4,135,500	$(33,637)

During the period ended December 31, 2025, the average notional value related to futures contracts was $3,982,757.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,525,438,707	$37	$—	$1,525,438,744
Short-Term Investments	7,592,392	—	—	7,592,392
TOTAL INVESTMENTS	$1,533,031,099	$37	$—	$1,533,031,136
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(33,637)	$—	$—	$(33,637)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(33,637)	$—	$—	$(33,637)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	8,226	$874,753	$49,877	$272,439	$65,294	$93,343	6,285	$810,828	$12,118
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,950,008	2,950,008	25,730,535	24,182,154	—	—	4,498,389	4,498,389	87,549
State Street Navigator Securities Lending Portfolio II	2,043,805	2,043,805	27,903,827	26,853,629	—	—	3,094,003	3,094,003	2,193
Total		$5,868,566	$53,684,239	$51,308,222	$65,294	$93,343		$8,403,220	$101,860
See accompanying notes to financial statements.
15

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	94,819	$42,642,001
BROADLINE RETAIL — 5.6%
Alibaba Group Holding Ltd. ADR (b)	279,505	40,969,843
Amazon.com, Inc. (a)	192,419	44,414,153
		85,383,996
COMMUNICATIONS EQUIPMENT — 5.8%
Arista Networks, Inc. (a)	348,833	45,707,588
Cisco Systems, Inc.	559,410	43,091,352
		88,798,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Amphenol Corp. Class A	336,735	45,506,368
ENTERTAINMENT — 2.8%
Netflix, Inc. (a)	457,175	42,864,728
GROUND TRANSPORTATION — 2.7%
Uber Technologies, Inc. (a)	511,336	41,781,265
HOTELS, RESTAURANTS & LEISURE — 2.9%
Booking Holdings, Inc.	8,210	43,967,259
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A	140,726	44,047,238
Meta Platforms, Inc. Class A	67,553	44,591,060
		88,638,298
IT SERVICES — 5.5%
International Business Machines Corp.	140,748	41,690,965
Shopify, Inc. Class A (a)	265,005	42,657,855
		84,348,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.0%
Advanced Micro Devices, Inc. (a)	206,507	44,225,539
Applied Materials, Inc.	167,913	43,151,962
ASML Holding NV NY Reg Shrs	40,272	43,085,402
Broadcom, Inc.	120,899	41,843,144
Intel Corp. (a)	1,150,958	42,470,350
Lam Research Corp.	271,127	46,411,520
Marvell Technology, Inc.	515,469	43,804,556
Micron Technology, Inc.	180,432	51,497,097
NVIDIA Corp.	248,611	46,365,952
QUALCOMM, Inc.	244,043	41,743,555
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	149,032	45,289,334
Security Description	Shares	Value
Texas Instruments, Inc.	242,602	$42,089,021
		531,977,432
SOFTWARE — 25.2%
Adobe, Inc. (a)	122,077	42,725,729
AppLovin Corp. Class A (a)	64,885	43,720,811
Crowdstrike Holdings, Inc. Class A (a)	86,213	40,413,206
Intuit, Inc.	64,877	42,975,822
Microsoft Corp.	90,947	43,983,788
Oracle Corp.	229,083	44,650,567
Palantir Technologies, Inc. Class A (a)	237,057	42,136,882
Salesforce, Inc.	165,956	43,963,404
ServiceNow, Inc. (a)	251,526	38,531,268
		383,101,477
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	156,356	42,506,942
TOTAL COMMON STOCKS (Cost $1,146,170,680)		1,521,517,526
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $978,936)	978,936	978,936
TOTAL INVESTMENTS — 100.0% (Cost $1,147,149,616)		1,522,496,462
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(170,497)
NET ASSETS — 100.0%		$1,522,325,965
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt

See accompanying notes to financial statements.
16

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,521,517,526	$—	$—	$1,521,517,526
Short-Term Investment	978,936	—	—	978,936
TOTAL INVESTMENTS	$1,522,496,462	$—	$—	$1,522,496,462

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	866,903	$866,903	$12,800,564	$12,688,531	$—	$—	978,936	$978,936	$30,372
State Street Navigator Securities Lending Portfolio II	529,726	529,726	359,973,879	360,503,605	—	—	—	—	35,970
Total		$1,396,629	$372,774,443	$373,192,136	$—	$—		$978,936	$66,342
See accompanying notes to financial statements.
17

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	3,433	$1,949,704
Boeing Co. (a)	34,167	7,418,339
General Dynamics Corp.	11,127	3,746,016
General Electric Co.	46,107	14,202,339
Howmet Aerospace, Inc.	17,579	3,604,046
Huntington Ingalls Industries, Inc.	1,720	584,920
L3Harris Technologies, Inc.	8,187	2,403,458
Lockheed Martin Corp.	8,901	4,305,147
Northrop Grumman Corp.	5,865	3,344,282
RTX Corp.	58,645	10,755,493
Textron, Inc.	7,699	671,122
TransDigm Group, Inc.	2,464	3,276,750
		56,261,616
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,137	825,824
Expeditors International of Washington, Inc.	5,945	885,864
FedEx Corp.	9,499	2,743,881
United Parcel Service, Inc. Class B	32,003	3,174,378
		7,629,947
AIRLINES — 0.2%
Delta Air Lines, Inc.	28,410	1,971,654
Southwest Airlines Co.	22,601	934,099
United Airlines Holdings, Inc. (a)	14,161	1,583,483
		4,489,236
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,539	725,823
AUTOMOBILES — 2.4%
Ford Motor Co.	171,261	2,246,944
General Motors Co.	40,789	3,316,962
Tesla, Inc. (a)	122,835	55,241,356
		60,805,262
BANKS — 3.7%
Bank of America Corp.	293,694	16,153,170
Citigroup, Inc.	78,221	9,127,609
Citizens Financial Group, Inc.	18,781	1,096,998
Fifth Third Bancorp	28,906	1,353,090
Huntington Bancshares, Inc.	68,897	1,195,363
JPMorgan Chase & Co.	119,011	38,347,724
KeyCorp	40,834	842,814
M&T Bank Corp.	6,728	1,355,557
PNC Financial Services Group, Inc.	17,152	3,580,137
Regions Financial Corp.	38,334	1,038,851
Truist Financial Corp.	55,926	2,752,119
U.S. Bancorp	67,953	3,625,972
Wells Fargo & Co.	137,229	12,789,743
		93,259,147
BEVERAGES — 1.0%
Brown-Forman Corp. Class B (b)	7,837	204,232
Security Description	Shares	Value
Coca-Cola Co.	169,248	$11,832,128
Constellation Brands, Inc. Class A	6,250	862,250
Keurig Dr. Pepper, Inc.	59,527	1,667,351
Molson Coors Beverage Co. Class B	7,692	359,063
Monster Beverage Corp. (a)	31,177	2,390,341
PepsiCo, Inc.	59,764	8,577,329
		25,892,694
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	77,256	17,652,223
Amgen, Inc.	23,557	7,710,442
Biogen, Inc. (a)	6,297	1,108,209
Gilead Sciences, Inc.	54,362	6,672,392
Incyte Corp. (a)	7,087	699,983
Moderna, Inc. (a)	14,524	428,313
Regeneron Pharmaceuticals, Inc.	4,406	3,400,859
Vertex Pharmaceuticals, Inc. (a)	11,098	5,031,389
		42,703,810
BROADLINE RETAIL — 4.0%
Amazon.com, Inc. (a)	425,268	98,160,360
eBay, Inc.	19,752	1,720,399
		99,880,759
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,949	330,989
Allegion PLC	3,818	607,902
Builders FirstSource, Inc. (a)	4,840	497,988
Carrier Global Corp.	34,600	1,828,264
Johnson Controls International PLC	26,714	3,199,001
Lennox International, Inc.	1,408	683,697
Masco Corp.	9,076	575,963
Trane Technologies PLC	9,703	3,776,407
		11,500,211
CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	4,067	1,994,213
Bank of New York Mellon Corp.	30,493	3,539,932
Blackrock, Inc.	6,304	6,747,423
Blackstone, Inc.	32,285	4,976,410
Cboe Global Markets, Inc.	4,594	1,153,094
Charles Schwab Corp.	73,010	7,294,429
CME Group, Inc.	15,806	4,316,303
Coinbase Global, Inc. Class A (a)	9,913	2,241,726
FactSet Research Systems, Inc.	1,652	479,394
Franklin Resources, Inc.	14,014	334,794
Goldman Sachs Group, Inc.	13,114	11,527,206
Interactive Brokers Group, Inc. Class A	19,466	1,251,859
Intercontinental Exchange, Inc.	24,928	4,037,339
Invesco Ltd.	19,857	521,643
KKR & Co., Inc.	29,997	3,824,018
Moody's Corp.	6,717	3,431,379
Morgan Stanley	52,808	9,375,004
MSCI, Inc.	3,280	1,881,834
Nasdaq, Inc.	19,849	1,927,933

See accompanying notes to financial statements.
18

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	8,384	$1,145,171
Raymond James Financial, Inc.	7,769	1,247,624
Robinhood Markets, Inc. Class A (a)	34,370	3,887,247
S&P Global, Inc.	13,548	7,080,049
State Street Corp. (c)	12,205	1,574,567
T. Rowe Price Group, Inc.	9,531	975,784
		86,766,375
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	9,777	2,415,115
Albemarle Corp.	5,197	735,064
CF Industries Holdings, Inc.	6,827	528,000
Corteva, Inc.	29,747	1,993,941
Dow, Inc.	30,887	722,138
DuPont de Nemours, Inc.	18,299	735,620
Ecolab, Inc.	11,102	2,914,497
International Flavors & Fragrances, Inc.	11,245	757,801
Linde PLC	20,417	8,705,605
LyondellBasell Industries NV Class A	11,361	491,931
Mosaic Co.	14,413	347,209
PPG Industries, Inc.	9,817	1,005,850
Sherwin-Williams Co.	10,082	3,266,870
		24,619,641
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	14,930	2,807,885
Copart, Inc. (a)	38,460	1,505,709
Republic Services, Inc.	8,797	1,864,348
Rollins, Inc.	12,882	773,178
Veralto Corp.	10,813	1,078,921
Waste Management, Inc.	16,203	3,559,961
		11,590,002
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	45,147	5,915,612
Cisco Systems, Inc.	172,275	13,270,343
F5, Inc. (a)	2,565	654,742
Motorola Solutions, Inc.	7,300	2,798,236
		22,638,933
CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	1,950	1,192,990
Quanta Services, Inc.	6,510	2,747,611
		3,940,601
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,641	1,644,445
Vulcan Materials Co.	5,820	1,659,980
		3,304,425
CONSUMER FINANCE — 0.7%
American Express Co.	23,491	8,690,496
Capital One Financial Corp.	27,795	6,736,396
Synchrony Financial	15,752	1,314,189
		16,741,081
Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	19,371	$16,704,388
Dollar General Corp.	9,624	1,277,779
Dollar Tree, Inc. (a)	8,301	1,021,106
Kroger Co.	26,877	1,679,275
Sysco Corp.	20,915	1,541,226
Target Corp.	19,855	1,940,826
Walmart, Inc.	191,693	21,356,517
		45,521,117
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	100,212	835,768
Avery Dennison Corp.	3,373	613,481
Ball Corp.	11,717	620,650
International Paper Co.	22,985	905,379
Packaging Corp. of America	3,932	810,896
Smurfit WestRock PLC	22,818	882,372
		4,668,546
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	6,183	760,262
Pool Corp.	1,439	329,171
		1,089,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	309,920	7,698,413
Verizon Communications, Inc.	184,709	7,523,197
		15,221,610
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	11,280	733,313
American Electric Power Co., Inc.	23,373	2,695,141
Constellation Energy Corp.	13,647	4,821,076
Duke Energy Corp.	34,032	3,988,891
Edison International	16,814	1,009,176
Entergy Corp.	19,552	1,807,191
Evergy, Inc.	9,997	724,683
Eversource Energy	16,080	1,082,666
Exelon Corp.	44,012	1,918,483
FirstEnergy Corp.	22,771	1,019,458
NextEra Energy, Inc.	90,229	7,243,584
NRG Energy, Inc.	8,385	1,335,227
PG&E Corp.	96,250	1,546,738
Pinnacle West Capital Corp.	4,977	441,460
PPL Corp.	32,321	1,131,881
Southern Co.	48,052	4,190,134
Xcel Energy, Inc.	25,866	1,910,463
		37,599,565
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	10,067	2,066,856
Eaton Corp. PLC	16,969	5,404,796
Emerson Electric Co.	24,567	3,260,532
GE Vernova, Inc.	11,860	7,751,340
Generac Holdings, Inc. (a)	2,624	357,835
Hubbell, Inc.	2,332	1,035,665
Rockwell Automation, Inc.	4,901	1,906,832
		21,783,856

See accompanying notes to financial statements.
19

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	53,506	$7,230,801
CDW Corp.	5,695	775,659
Corning, Inc.	33,889	2,967,321
Jabil, Inc.	4,667	1,064,169
Keysight Technologies, Inc. (a)	7,580	1,540,180
TE Connectivity PLC	12,867	2,927,371
Teledyne Technologies, Inc. (a)	2,024	1,033,718
Trimble, Inc. (a)	10,400	814,840
Zebra Technologies Corp. Class A (a)	2,204	535,175
		18,889,234
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	43,133	1,964,277
Halliburton Co.	37,345	1,055,370
SLB Ltd.	65,303	2,506,329
		5,525,976
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	9,871	2,016,941
Live Nation Entertainment, Inc. (a)	6,943	989,378
Netflix, Inc. (a)	185,229	17,367,071
Take-Two Interactive Software, Inc. (a)	7,590	1,943,268
TKO Group Holdings, Inc.	2,942	614,878
Walt Disney Co.	78,049	8,879,635
Warner Bros Discovery, Inc. (a)	108,453	3,125,615
		34,936,786
FINANCIAL SERVICES — 4.0%
Apollo Global Management, Inc.	20,042	2,901,280
Berkshire Hathaway, Inc. Class B (a)	80,157	40,290,916
Block, Inc. (a)	24,070	1,566,716
Corpay, Inc. (a)	3,044	916,031
Fidelity National Information Services, Inc.	22,631	1,504,056
Fiserv, Inc. (a)	23,514	1,579,435
Global Payments, Inc.	10,349	801,013
Jack Henry & Associates, Inc.	3,194	582,841
Mastercard, Inc. Class A	35,839	20,459,768
PayPal Holdings, Inc.	40,909	2,388,268
Visa, Inc. Class A	73,777	25,874,332
		98,864,656
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	20,998	1,207,175
Bunge Global SA	5,854	521,474
Campbell's Co.	8,820	245,813
Conagra Brands, Inc.	20,807	360,169
General Mills, Inc.	23,427	1,089,356
Hershey Co.	6,510	1,184,690
Hormel Foods Corp.	12,765	302,531
J.M. Smucker Co.	4,668	456,577
Kraft Heinz Co.	37,251	903,337
Lamb Weston Holdings, Inc.	6,217	260,430
Security Description	Shares	Value
McCormick & Co., Inc.	11,057	$753,092
Mondelez International, Inc. Class A	56,405	3,036,281
Tyson Foods, Inc. Class A	12,556	736,033
		11,056,958
GAS UTILITIES — 0.1%
Atmos Energy Corp.	6,911	1,158,491
GROUND TRANSPORTATION — 0.8%
CSX Corp.	81,665	2,960,356
JB Hunt Transport Services, Inc.	3,284	638,213
Norfolk Southern Corp.	9,836	2,839,850
Old Dominion Freight Line, Inc.	8,035	1,259,888
Uber Technologies, Inc. (a)	90,840	7,422,536
Union Pacific Corp.	25,988	6,011,544
		21,132,387
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	76,006	9,522,792
Align Technology, Inc. (a)	2,918	455,646
Baxter International, Inc.	22,118	422,675
Becton Dickinson & Co.	12,571	2,439,654
Boston Scientific Corp. (a)	64,914	6,189,550
Cooper Cos., Inc. (a)	8,750	717,150
Dexcom, Inc. (a)	17,210	1,142,228
Edwards Lifesciences Corp. (a)	25,365	2,162,366
GE HealthCare Technologies, Inc.	19,903	1,632,444
Hologic, Inc. (a)	9,844	733,279
IDEXX Laboratories, Inc. (a)	3,483	2,356,354
Insulet Corp. (a)	3,062	870,343
Intuitive Surgical, Inc. (a)	15,487	8,771,217
Medtronic PLC	56,227	5,401,166
ResMed, Inc.	6,412	1,544,458
Solventum Corp. (a)	6,082	481,938
STERIS PLC	4,310	1,092,671
Stryker Corp.	15,049	5,289,272
Zimmer Biomet Holdings, Inc.	8,739	785,811
		52,011,014
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	10,386	2,134,323
Cencora, Inc.	8,498	2,870,200
Centene Corp. (a)	20,443	841,229
Cigna Group	11,726	3,227,347
CVS Health Corp.	55,567	4,409,797
DaVita, Inc. (a)	1,542	175,187
Elevance Health, Inc.	9,724	3,408,748
HCA Healthcare, Inc.	6,989	3,262,885
Henry Schein, Inc. (a)	4,515	341,244
Humana, Inc.	5,296	1,356,464
Labcorp Holdings, Inc.	3,643	913,956
McKesson Corp.	5,403	4,432,027
Molina Healthcare, Inc. (a)	2,257	391,680
Quest Diagnostics, Inc.	4,933	856,023
UnitedHealth Group, Inc.	39,603	13,073,346

See accompanying notes to financial statements.
20

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	2,422	$528,044
		42,222,500
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	6,762	330,933
Healthpeak Properties, Inc. REIT	31,301	503,320
Ventas, Inc. REIT	19,553	1,513,011
Welltower, Inc. REIT	29,997	5,567,743
		7,915,007
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	28,012	496,653
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	18,601	2,524,528
Booking Holdings, Inc.	1,410	7,551,015
Carnival Corp. (a)	47,464	1,449,551
Chipotle Mexican Grill, Inc. (a)	57,801	2,138,637
Darden Restaurants, Inc.	5,131	944,207
Domino's Pizza, Inc.	1,370	571,043
DoorDash, Inc. Class A (a)	16,217	3,672,826
Expedia Group, Inc.	5,105	1,446,297
Hilton Worldwide Holdings, Inc.	10,164	2,919,609
Las Vegas Sands Corp.	13,529	880,603
Marriott International, Inc. Class A	9,745	3,023,289
McDonald's Corp.	31,131	9,514,567
MGM Resorts International (a) (b)	9,072	331,037
Norwegian Cruise Line Holdings Ltd. (a)	18,865	421,067
Royal Caribbean Cruises Ltd.	11,058	3,084,297
Starbucks Corp.	49,749	4,189,363
Wynn Resorts Ltd.	3,687	443,657
Yum! Brands, Inc.	12,227	1,849,701
		46,955,294
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	11,970	1,724,039
Garmin Ltd.	7,150	1,450,378
Lennar Corp. Class A	9,424	968,787
NVR, Inc. (a)	122	889,718
PulteGroup, Inc.	8,646	1,013,830
		6,046,752
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	10,495	880,006
Clorox Co.	5,492	553,758
Colgate-Palmolive Co.	35,241	2,784,744
Kimberly-Clark Corp.	14,547	1,467,647
Procter & Gamble Co.	102,149	14,638,973
		20,325,128
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	31,238	447,953
Vistra Corp.	13,944	2,249,585
		2,697,538
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	23,229	$3,718,963
Honeywell International, Inc.	27,817	5,426,818
		9,145,781
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	40,651	5,189,507
INSURANCE — 1.8%
Aflac, Inc.	20,625	2,273,991
Allstate Corp.	11,445	2,382,277
American International Group, Inc.	23,589	2,018,039
Aon PLC Class A	9,388	3,312,837
Arch Capital Group Ltd. (a)	15,792	1,514,769
Arthur J Gallagher & Co.	11,248	2,910,870
Assurant, Inc.	2,179	524,812
Brown & Brown, Inc.	12,842	1,023,507
Chubb Ltd.	16,004	4,995,168
Cincinnati Financial Corp.	6,879	1,123,478
Erie Indemnity Co. Class A	1,109	317,895
Everest Group Ltd.	1,858	630,512
Globe Life, Inc.	3,473	485,734
Hartford Insurance Group, Inc.	12,176	1,677,853
Loews Corp.	7,450	784,560
Marsh & McLennan Cos., Inc.	21,423	3,974,395
MetLife, Inc.	24,187	1,909,322
Principal Financial Group, Inc.	8,908	785,775
Progressive Corp.	25,696	5,851,493
Prudential Financial, Inc.	15,293	1,726,274
Travelers Cos., Inc.	9,760	2,830,986
W.R. Berkley Corp.	13,211	926,355
Willis Towers Watson PLC	4,189	1,376,505
		45,357,407
INTERACTIVE MEDIA & SERVICES — 8.3%
Alphabet, Inc. Class A	254,334	79,606,542
Alphabet, Inc. Class C	203,283	63,790,206
Match Group, Inc.	10,539	340,304
Meta Platforms, Inc. Class A	95,198	62,839,248
		206,576,300
IT SERVICES — 1.0%
Accenture PLC Class A	27,102	7,271,466
Akamai Technologies, Inc. (a)	6,284	548,279
Cognizant Technology Solutions Corp. Class A	21,093	1,750,719
EPAM Systems, Inc. (a)	2,492	510,561
Gartner, Inc. (a)	3,148	794,177
GoDaddy, Inc. Class A (a)	5,908	733,065
International Business Machines Corp.	40,870	12,106,103
VeriSign, Inc.	3,684	895,028
		24,609,398
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	5,652	463,464
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	12,385	1,685,227

See accompanying notes to financial statements.
21

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bio-Techne Corp.	6,792	$399,437
Charles River Laboratories International, Inc. (a)	2,216	442,047
Danaher Corp.	27,490	6,293,011
IQVIA Holdings, Inc. (a)	7,336	1,653,608
Mettler-Toledo International, Inc. (a)	901	1,256,165
Revvity, Inc.	4,949	478,816
Thermo Fisher Scientific, Inc.	16,422	9,515,728
Waters Corp. (a)	2,607	990,217
West Pharmaceutical Services, Inc.	3,142	864,490
		23,578,746
MACHINERY — 1.6%
Caterpillar, Inc.	20,461	11,721,493
Cummins, Inc.	6,016	3,070,867
Deere & Co.	10,981	5,112,424
Dover Corp.	6,032	1,177,688
Fortive Corp.	13,876	766,094
IDEX Corp.	3,269	581,686
Illinois Tool Works, Inc.	11,544	2,843,287
Ingersoll Rand, Inc.	15,850	1,255,637
Nordson Corp.	2,342	563,087
Otis Worldwide Corp.	17,046	1,488,968
PACCAR, Inc.	23,001	2,518,839
Parker-Hannifin Corp.	5,522	4,853,617
Pentair PLC	7,264	756,473
Snap-on, Inc.	2,283	786,722
Stanley Black & Decker, Inc.	6,643	493,442
Westinghouse Air Brake Technologies Corp.	7,535	1,608,346
Xylem, Inc.	10,639	1,448,819
		41,047,489
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	3,855	804,731
Comcast Corp. Class A	158,888	4,749,163
Fox Corp. Class A	9,105	665,303
Fox Corp. Class B	6,497	421,850
News Corp. Class A	16,369	427,558
News Corp. Class B	5,456	161,661
Omnicom Group, Inc.	13,935	1,125,251
Paramount Skydance Corp. Class B	13,591	182,120
Trade Desk, Inc. Class A (a)	19,520	740,979
		9,278,616
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	63,016	3,200,583
Newmont Corp.	47,699	4,762,745
Nucor Corp.	10,059	1,640,723
Steel Dynamics, Inc.	6,056	1,026,189
		10,630,240
MULTI-UTILITIES — 0.6%
Ameren Corp.	11,874	1,185,738
Security Description	Shares	Value
CenterPoint Energy, Inc.	28,586	$1,095,987
CMS Energy Corp.	13,114	917,062
Consolidated Edison, Inc.	15,806	1,569,852
Dominion Energy, Inc.	37,381	2,190,153
DTE Energy Co.	9,085	1,171,783
NiSource, Inc.	20,501	856,122
Public Service Enterprise Group, Inc.	21,850	1,754,555
Sempra	28,604	2,525,447
WEC Energy Group, Inc.	14,169	1,494,263
		14,760,962
OFFICE REITs — 0.0% *
BXP, Inc. REIT	6,381	430,590
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	84,835	2,332,114
Marathon Petroleum Corp.	13,143	2,137,446
ONEOK, Inc.	27,242	2,002,287
Phillips 66 Co.	17,616	2,273,169
Targa Resources Corp.	9,377	1,730,056
Texas Pacific Land Corp.	2,512	721,497
Valero Energy Corp.	13,333	2,170,479
Williams Cos., Inc.	53,406	3,210,235
		16,577,283
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,783	1,129,196
Kenvue, Inc.	84,608	1,459,488
		2,588,684
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	89,160	4,809,290
Eli Lilly & Co.	34,722	37,315,039
Johnson & Johnson	105,318	21,795,560
Merck & Co., Inc.	108,494	11,420,078
Pfizer, Inc.	249,054	6,201,445
Viatris, Inc.	50,349	626,845
Zoetis, Inc.	19,264	2,423,797
		84,592,054
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	17,681	4,548,084
Broadridge Financial Solutions, Inc.	5,078	1,133,257
Dayforce, Inc. (a)	6,792	469,735
Equifax, Inc.	5,358	1,162,579
Jacobs Solutions, Inc.	5,235	693,428
Leidos Holdings, Inc.	5,594	1,009,157
Paychex, Inc.	14,059	1,577,139
Paycom Software, Inc.	2,095	333,859
Verisk Analytics, Inc.	6,134	1,372,114
		12,299,352
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,821	2,061,489
CoStar Group, Inc. (a)	18,509	1,244,545
		3,306,034

See accompanying notes to financial statements.
22

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,238	$1,131,012
Camden Property Trust REIT	4,614	507,909
Equity Residential REIT	14,983	944,528
Essex Property Trust, Inc. REIT	2,861	748,667
Invitation Homes, Inc. REIT	24,661	685,329
Mid-America Apartment Communities, Inc. REIT	5,073	704,691
UDR, Inc. REIT	13,255	486,193
		5,208,329
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,425	345,240
Kimco Realty Corp. REIT	29,402	595,978
Realty Income Corp. REIT	40,115	2,261,283
Regency Centers Corp. REIT	6,968	481,001
Simon Property Group, Inc. REIT	14,309	2,648,739
		6,332,241
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.5%
Advanced Micro Devices, Inc. (a)	71,169	15,241,553
Analog Devices, Inc.	21,515	5,834,868
Applied Materials, Inc.	34,835	8,952,247
Broadcom, Inc.	206,442	71,449,576
First Solar, Inc. (a)	4,679	1,222,295
Intel Corp. (a)	192,998	7,121,626
KLA Corp.	5,746	6,981,850
Lam Research Corp.	54,905	9,398,638
Microchip Technology, Inc.	23,563	1,501,434
Micron Technology, Inc.	49,065	14,003,642
Monolithic Power Systems, Inc.	2,091	1,895,199
NVIDIA Corp.	1,062,283	198,115,780
NXP Semiconductors NV	11,035	2,395,257
ON Semiconductor Corp. (a)	17,592	952,607
Qnity Electronics, Inc. Class W/I	9,149	747,016
QUALCOMM, Inc.	46,826	8,009,587
Skyworks Solutions, Inc.	6,573	416,794
Teradyne, Inc.	6,854	1,326,660
Texas Instruments, Inc.	39,723	6,891,543
		362,458,172
SOFTWARE — 10.5%
Adobe, Inc. (a)	18,291	6,401,667
AppLovin Corp. Class A (a)	11,833	7,973,312
Autodesk, Inc. (a)	9,305	2,754,373
Cadence Design Systems, Inc. (a)	11,936	3,730,955
Crowdstrike Holdings, Inc. Class A (a)	10,916	5,116,984
Datadog, Inc. Class A (a)	14,170	1,926,978
Fair Isaac Corp. (a)	1,043	1,763,317
Fortinet, Inc. (a)	27,639	2,194,813
Gen Digital, Inc.	23,830	647,938
Intuit, Inc.	12,183	8,070,263
Microsoft Corp.	324,904	157,130,072
Oracle Corp.	73,533	14,332,317
Security Description	Shares	Value
Palantir Technologies, Inc. Class A (a)	99,925	$17,761,669
Palo Alto Networks, Inc. (a)	29,414	5,418,059
PTC, Inc. (a)	5,246	913,906
Roper Technologies, Inc.	4,677	2,081,873
Salesforce, Inc.	41,614	11,023,965
ServiceNow, Inc. (a)	45,357	6,948,239
Synopsys, Inc. (a)	8,093	3,801,444
Tyler Technologies, Inc. (a)	1,870	848,886
Workday, Inc. Class A (a)	9,397	2,018,287
		262,859,317
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	20,492	3,597,780
Crown Castle, Inc. REIT	19,126	1,699,728
Digital Realty Trust, Inc. REIT	14,216	2,199,357
Equinix, Inc. REIT	4,303	3,296,786
Extra Space Storage, Inc. REIT	9,257	1,205,447
Iron Mountain, Inc. REIT	12,749	1,057,530
Public Storage REIT	6,933	1,799,113
SBA Communications Corp. REIT	4,712	911,442
VICI Properties, Inc. REIT	46,985	1,321,218
Weyerhaeuser Co. REIT	31,882	755,285
		17,843,686
SPECIALTY RETAIL — 1.6%
AutoZone, Inc. (a)	717	2,431,706
Best Buy Co., Inc.	8,503	569,106
Home Depot, Inc.	43,504	14,969,726
Lowe's Cos., Inc.	24,576	5,926,748
O'Reilly Automotive, Inc. (a)	36,901	3,365,740
Ross Stores, Inc.	14,225	2,562,491
TJX Cos., Inc.	48,654	7,473,741
Tractor Supply Co.	23,107	1,155,581
Ulta Beauty, Inc. (a)	1,970	1,191,870
Williams-Sonoma, Inc.	5,407	965,636
		40,612,345
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	645,948	175,607,423
Dell Technologies, Inc. Class C	13,151	1,655,448
Hewlett Packard Enterprise Co.	56,844	1,365,393
HP, Inc.	41,121	916,176
NetApp, Inc.	8,767	938,858
Seagate Technology Holdings PLC	9,274	2,553,967
Super Micro Computer, Inc. (a)	22,090	646,574
Western Digital Corp.	14,944	2,574,403
		186,258,242
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	6,365	659,860
Lululemon Athletica, Inc. (a)	4,713	979,408
NIKE, Inc. Class B	51,796	3,299,923
Ralph Lauren Corp.	1,716	606,795
Tapestry, Inc.	8,945	1,142,903
		6,688,889

See accompanying notes to financial statements.
23

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.6%
Altria Group, Inc.	73,391	$4,231,725
Philip Morris International, Inc.	68,048	10,914,899
		15,146,624
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	50,366	2,021,188
United Rentals, Inc.	2,784	2,253,147
WW Grainger, Inc.	1,908	1,925,267
		6,199,602
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	8,520	1,111,860
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	21,020	4,267,901
TOTAL COMMON STOCKS (Cost $1,638,617,354)		2,494,287,179
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	2,149,770	2,149,770
State Street Navigator Securities Lending Portfolio II (c) (f)	516,126	516,126
TOTAL SHORT-TERM INVESTMENTS (Cost $2,665,896)		2,665,896
TOTAL INVESTMENTS — 100.0% (Cost $1,641,283,250)		2,496,953,075
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		576,923
NET ASSETS — 100.0%		$2,497,529,998

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	03/20/2026	$3,473,323	$3,446,250	$(27,073)

During the period ended December 31, 2025, the average notional value related to futures contracts was $3,318,964.
See accompanying notes to financial statements.
24

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,494,287,179	$—	$—	$2,494,287,179
Short-Term Investments	2,665,896	—	—	2,665,896
TOTAL INVESTMENTS	$2,496,953,075	$—	$—	$2,496,953,075
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(27,073)	$—	$—	$(27,073)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(27,073)	$—	$—	$(27,073)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	12,350	$1,313,299	$70,983	$92,191	$21,708	$260,768	12,205	$1,574,567	$19,787
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,968,560	1,968,560	22,349,038	22,167,828	—	—	2,149,770	2,149,770	69,850
State Street Navigator Securities Lending Portfolio II	765,996	765,996	7,684,364	7,934,234	—	—	516,126	516,126	267
Total		$4,047,855	$30,104,385	$30,194,253	$21,708	$260,768		$4,240,463	$89,904
See accompanying notes to financial statements.
25

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 46.6%
Acadian Asset Management, Inc.	179,832	$8,452,104
Affiliated Managers Group, Inc.	31,002	8,937,257
Ameriprise Financial, Inc.	17,433	8,548,097
ARES Management Corp. Class A	48,548	7,846,813
Artisan Partners Asset Management, Inc. Class A	210,373	8,570,596
Bank of New York Mellon Corp.	73,048	8,480,142
Blackrock, Inc.	7,985	8,546,665
Blackstone, Inc.	55,255	8,517,006
Blue Owl Capital, Inc. (a)	522,277	7,802,818
Carlyle Group, Inc.	145,130	8,578,634
Cohen & Steers, Inc.	139,848	8,779,658
DigitalBridge Group, Inc.	584,300	8,963,162
Federated Hermes, Inc.	167,799	8,737,294
Franklin Resources, Inc.	370,971	8,862,497
Galaxy Digital, Inc. Class A (a) (b)	292,988	6,551,212
GCM Grosvenor, Inc. Class A	613,613	6,946,099
Hamilton Lane, Inc. Class A	65,541	8,802,812
Invesco Ltd.	321,110	8,435,560
Janus Henderson Group PLC	189,181	8,999,340
KKR & Co., Inc.	61,253	7,808,532
Northern Trust Corp.	62,908	8,592,604
P10, Inc. Class A (a)	348,191	3,415,754
SEI Investments Co.	104,191	8,545,746
State Street Corp. (c)	67,240	8,674,632
StepStone Group, Inc. Class A	131,067	8,410,569
T. Rowe Price Group, Inc.	83,520	8,550,778
TPG, Inc. (a)	128,002	8,171,648
Victory Capital Holdings, Inc. Class A	136,292	8,598,662
Virtus Investment Partners, Inc.	52,716	8,600,615
WisdomTree, Inc. (a)	740,463	9,026,244
		247,753,550
FINANCIAL EXCHANGES & DATA — 23.1%
Cboe Global Markets, Inc.	34,725	8,715,975
CME Group, Inc.	32,547	8,887,935
Coinbase Global, Inc. Class A (b)	31,447	7,111,425
Donnelley Financial Solutions, Inc. (b)	189,577	8,851,350
FactSet Research Systems, Inc.	30,026	8,713,245
Intercontinental Exchange, Inc.	53,961	8,739,524
MarketAxess Holdings, Inc.	49,381	8,950,306
Miami International Holdings, Inc. (b)	201,803	8,956,017
Moody's Corp.	18,059	9,225,440
Morningstar, Inc.	39,973	8,686,533
MSCI, Inc.	16,084	9,227,873
Nasdaq, Inc.	94,299	9,159,262
Security Description	Shares	Value
S&P Global, Inc.	17,622	$9,209,081
Tradeweb Markets, Inc. Class A	81,174	8,729,452
		123,163,418
INVESTMENT BANKING & BROKERAGE — 30.2%
BGC Group, Inc. Class A	963,049	8,600,028
Charles Schwab Corp.	90,472	9,039,057
Evercore, Inc. Class A	25,146	8,555,926
Goldman Sachs Group, Inc.	9,736	8,557,944
Houlihan Lokey, Inc.	48,049	8,369,655
Interactive Brokers Group, Inc. Class A	130,028	8,362,101
Jefferies Financial Group, Inc.	139,883	8,668,549
Lazard, Inc. (a)	171,367	8,321,582
LPL Financial Holdings, Inc.	22,356	7,984,893
Moelis & Co. Class A	122,591	8,426,905
Morgan Stanley	48,168	8,551,265
Oppenheimer Holdings, Inc. Class A	33,200	2,400,028
Perella Weinberg Partners	469,731	8,126,346
Piper Sandler Cos.	23,673	8,041,955
PJT Partners, Inc. Class A	48,893	8,174,910
Raymond James Financial, Inc.	51,929	8,339,278
Robinhood Markets, Inc. Class A (b)	63,914	7,228,673
Stifel Financial Corp.	66,689	8,350,797
StoneX Group, Inc. (b)	89,145	8,480,364
Virtu Financial, Inc. Class A	241,769	8,055,743
		160,635,999
TOTAL COMMON STOCKS (Cost $500,138,956)		531,552,967
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	821,001	821,001
State Street Navigator Securities Lending Portfolio II (c) (f)	12,260,331	12,260,331
TOTAL SHORT-TERM INVESTMENTS (Cost $13,081,332)		13,081,332
TOTAL INVESTMENTS — 102.4% (Cost $513,220,288)		544,634,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(12,622,446)
NET ASSETS — 100.0%		$532,011,853

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
26

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$531,552,967	$—	$—	$531,552,967
Short-Term Investments	13,081,332	—	—	13,081,332
TOTAL INVESTMENTS	$544,634,299	$—	$—	$544,634,299

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	81,168	$8,631,405	$2,542,899	$4,407,031	$968,499	$938,860	67,240	$8,674,632	$140,047
State Street Institutional U.S. Government Money Market Fund, Class G Shares	623,332	623,332	8,680,644	8,482,975	—	—	821,001	821,001	14,105
State Street Navigator Securities Lending Portfolio II	8,348,318	8,348,318	176,628,974	172,716,961	—	—	12,260,331	12,260,331	27,121
Total		$17,603,055	$187,852,517	$185,606,967	$968,499	$938,860		$21,755,964	$181,273
See accompanying notes to financial statements.
27

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CONSUMER FINANCE — 0.0% *
Paragon 28, Inc. (a) (b)	129,517	$11,657
HEALTH CARE EQUIPMENT — 77.8%
Abbott Laboratories	22,210	2,782,691
Alphatec Holdings, Inc. (a) (b)	130,234	2,740,123
AngioDynamics, Inc. (a)	82,296	1,056,681
Artivion, Inc. (a)	61,567	2,808,071
AtriCure, Inc. (a)	66,097	2,614,797
Axogen, Inc. (a)	90,699	2,968,578
Baxter International, Inc. (b)	149,063	2,848,594
Becton Dickinson & Co.	13,719	2,662,446
Beta Bionics, Inc. (a)	93,247	2,841,236
Boston Scientific Corp. (a)	29,362	2,799,667
Butterfly Network, Inc. (a) (b)	733,147	2,785,959
ClearPoint Neuro, Inc. (a) (b)	109,870	1,503,022
CONMED Corp.	69,720	2,830,632
Dexcom, Inc. (a)	40,288	2,673,915
Edwards Lifesciences Corp. (a)	32,434	2,764,998
Enovis Corp. (a) (b)	98,370	2,620,577
Envista Holdings Corp. (a)	123,162	2,673,847
GE HealthCare Technologies, Inc.	32,223	2,642,930
Glaukos Corp. (a)	25,036	2,826,815
Globus Medical, Inc. Class A (a)	30,994	2,706,086
Hologic, Inc. (a)	36,374	2,709,499
IDEXX Laboratories, Inc. (a)	3,879	2,624,260
Inspire Medical Systems, Inc. (a)	19,432	1,792,213
Insulet Corp. (a)	9,221	2,620,977
Integer Holdings Corp. (a)	37,830	2,967,007
Integra LifeSciences Holdings Corp. (a) (b)	199,259	2,474,797
Intuitive Surgical, Inc. (a)	4,896	2,772,899
iRadimed Corp.	9,897	962,780
iRhythm Technologies, Inc. (a) (b)	15,791	2,801,955
LeMaitre Vascular, Inc. (b)	32,535	2,638,588
LivaNova PLC (a)	42,490	2,614,410
Masimo Corp. (a) (b)	19,474	2,532,788
Medtronic PLC	27,011	2,594,677
Novocure Ltd. (a)	205,892	2,662,184
Omnicell, Inc. (a)	61,903	2,804,206
Orthofix Medical, Inc. (a) (b)	56,621	858,374
Penumbra, Inc. (a)	8,981	2,792,283
PROCEPT BioRobotics Corp. (a) (b)	76,222	2,397,944
QuidelOrtho Corp. (a) (b)	94,527	2,699,691
ResMed, Inc.	10,822	2,606,695
Senseonics Holdings, Inc. (a)	1	6
SI-BONE, Inc. (a)	80,170	1,580,952
STERIS PLC	10,516	2,666,016
Stryker Corp.	7,693	2,703,859
Tactile Systems Technology, Inc. (a)	22,546	653,834
Security Description	Shares	Value
Tandem Diabetes Care, Inc. (a) (b)	126,895	$2,789,152
Teleflex, Inc.	20,858	2,545,510
TransMedics Group, Inc. (a) (b)	20,744	2,523,508
Varex Imaging Corp. (a)	63,360	738,144
Zimmer Biomet Holdings, Inc.	29,239	2,629,171
		119,910,044
HEALTH CARE SUPPLIES — 22.1%
Align Technology, Inc. (a)	16,539	2,582,565
Avanos Medical, Inc. (a)	121,231	1,361,424
Cooper Cos., Inc. (a)	33,712	2,763,036
Dentsply Sirona, Inc.	233,638	2,670,482
Embecta Corp. (b)	104,397	1,240,237
Haemonetics Corp. (a)	31,229	2,503,004
ICU Medical, Inc. (a) (b)	18,442	2,631,120
Lantheus Holdings, Inc. (a) (b)	44,753	2,978,312
Merit Medical Systems, Inc. (a)	31,864	2,808,493
Neogen Corp. (a) (b)	389,955	2,725,786
OrthoPediatrics Corp. (a) (b)	35,212	625,365
RxSight, Inc. (a) (b)	112,410	1,171,312
Solventum Corp. (a)	33,234	2,633,462
STAAR Surgical Co. (a) (b)	113,459	2,619,768
UFP Technologies, Inc. (a) (b)	12,732	2,826,886
		34,141,252
TOTAL COMMON STOCKS (Cost $181,629,199)		154,062,953
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	124,831	124,831
State Street Navigator Securities Lending Portfolio II (e) (f)	12,882,263	12,882,263
TOTAL SHORT-TERM INVESTMENTS (Cost $13,007,094)		13,007,094
TOTAL INVESTMENTS — 108.3% (Cost $194,636,293)		167,070,047
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(12,851,783)
NET ASSETS — 100.0%		$154,218,264

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to financial statements.
28

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$154,051,296	$11,657	$—	$154,062,953
Short-Term Investments	13,007,094	—	—	13,007,094
TOTAL INVESTMENTS	$167,058,390	$11,657	$—	$167,070,047

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,789	$200,789	$1,508,121	$1,584,079	$—	$—	124,831	$124,831	$2,677
State Street Navigator Securities Lending Portfolio II	15,102,125	15,102,125	62,787,947	65,007,809	—	—	12,882,263	12,882,263	17,526
Total		$15,302,914	$64,296,068	$66,591,888	$—	$—		$13,007,094	$20,203
See accompanying notes to financial statements.
29

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 46.3%
Addus HomeCare Corp. (a)	15,642	$1,679,794
AMN Healthcare Services, Inc. (a)	81,363	1,282,282
Astrana Health, Inc. (a) (b)	68,344	1,695,615
Aveanna Healthcare Holdings, Inc. (a)	149,713	1,223,155
BrightSpring Health Services, Inc. (a)	51,159	1,915,904
Castle Biosciences, Inc. (a)	27,161	1,056,563
Chemed Corp.	4,230	1,809,848
Cigna Group	6,860	1,888,078
CorVel Corp. (a)	23,265	1,574,343
Cross Country Healthcare, Inc. (a)	59,703	483,594
CVS Health Corp.	22,808	1,810,043
DaVita, Inc. (a)	15,177	1,724,259
Enhabit, Inc. (a)	37,038	341,490
Fulgent Genetics, Inc. (a)	25,379	666,706
GeneDx Holdings Corp. (a)	11,356	1,476,961
Guardant Health, Inc. (a)	17,549	1,792,455
Guardian Pharmacy Services, Inc. Class A (a)	38,918	1,171,043
Hims & Hers Health, Inc. (a) (b)	47,542	1,543,689
Hinge Health, Inc. Class A (a)	29,632	1,376,406
Labcorp Holdings, Inc.	6,875	1,724,800
LifeStance Health Group, Inc. (a)	172,840	1,216,794
NeoGenomics, Inc. (a)	150,074	1,764,870
OPKO Health, Inc. (a) (b)	301,641	380,068
Option Care Health, Inc. (a)	54,424	1,733,949
Pediatrix Medical Group, Inc. (a)	84,232	1,801,722
Pennant Group, Inc. (a)	29,506	830,594
Privia Health Group, Inc. (a)	74,480	1,765,921
Quest Diagnostics, Inc.	10,029	1,740,332
RadNet, Inc. (a)	23,349	1,665,951
Talkspace, Inc. (a) (b)	134,495	488,217
		41,625,446
HEALTH CARE DISTRIBUTORS — 9.3%
AdaptHealth Corp. (a)	106,128	1,057,035
Cardinal Health, Inc.	9,084	1,866,762
Cencora, Inc.	5,285	1,785,009
Henry Schein, Inc. (a)	23,736	1,793,967
McKesson Corp.	2,212	1,814,481
		8,317,254
HEALTH CARE FACILITIES — 26.1%
Acadia Healthcare Co., Inc. (a) (b)	130,968	1,858,436
Brookdale Senior Living, Inc. (a)	172,167	1,857,682
Community Health Systems, Inc. (a) (b)	207,869	648,551
Concentra Group Holdings Parent, Inc.	91,831	1,807,234
Encompass Health Corp.	16,929	1,796,844
Ensign Group, Inc.	10,378	1,807,848
Security Description	Shares	Value
HCA Healthcare, Inc.	3,844	$1,794,610
National HealthCare Corp.	7,551	1,035,167
Nutex Health, Inc. (a)	4,784	787,542
PACS Group, Inc. (a)	40,650	1,560,553
Select Medical Holdings Corp.	114,832	1,705,255
Surgery Partners, Inc. (a) (b)	108,946	1,683,216
Tenet Healthcare Corp. (a)	9,123	1,812,922
U.S. Physical Therapy, Inc.	19,710	1,539,154
Universal Health Services, Inc. Class B	8,080	1,761,602
		23,456,616
MANAGED HEALTH CARE — 18.2%
Alignment Healthcare, Inc. (a)	95,233	1,880,852
Centene Corp. (a)	46,567	1,916,232
Clover Health Investments Corp. (a) (b)	677,016	1,590,988
Elevance Health, Inc.	5,281	1,851,254
HealthEquity, Inc. (a)	18,812	1,723,367
Humana, Inc.	7,020	1,798,032
Molina Healthcare, Inc. (a)	11,222	1,947,466
Progyny, Inc. (a)	71,548	1,837,353
UnitedHealth Group, Inc.	5,482	1,809,663
		16,355,207
TOTAL COMMON STOCKS (Cost $85,743,626)		89,754,523
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	45,684	45,684
State Street Navigator Securities Lending Portfolio II (e) (f)	2,794,666	2,794,666
TOTAL SHORT-TERM INVESTMENTS (Cost $2,840,350)		2,840,350
TOTAL INVESTMENTS — 103.1% (Cost $88,583,976)		92,594,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(2,805,759)
NET ASSETS — 100.0%		$89,789,114

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to financial statements.
30

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,754,523	$—	$—	$89,754,523
Short-Term Investments	2,840,350	—	—	2,840,350
TOTAL INVESTMENTS	$92,594,873	$—	$—	$92,594,873

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,204	$55,204	$2,130,949	$2,140,469	$—	$—	45,684	$45,684	$1,591
State Street Navigator Securities Lending Portfolio II	1,352,849	1,352,849	22,133,219	20,691,402	—	—	2,794,666	2,794,666	7,328
Total		$1,408,053	$24,264,168	$22,831,871	$—	$—		$2,840,350	$8,919
See accompanying notes to financial statements.
31

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 15.0%
Aon PLC Class A	31,046	$10,955,512
Arthur J Gallagher & Co.	43,906	11,362,434
Baldwin Insurance Group, Inc. (a) (b)	473,201	11,371,020
Brown & Brown, Inc.	136,207	10,855,698
Goosehead Insurance, Inc. Class A (b)	142,207	10,473,546
Marsh & McLennan Cos., Inc.	58,351	10,825,277
Ryan Specialty Holdings, Inc. (b)	203,106	10,486,363
Willis Towers Watson PLC	33,515	11,013,029
		87,342,879
LIFE & HEALTH INSURANCE — 21.8%
Aflac, Inc.	98,492	10,860,712
Brighthouse Financial, Inc. (a)	160,919	10,425,942
CNO Financial Group, Inc.	258,568	10,981,383
Genworth Financial, Inc. (a)	1,192,927	10,772,131
Globe Life, Inc.	78,255	10,944,744
Lincoln National Corp.	234,507	10,442,597
MetLife, Inc.	132,266	10,441,078
Oscar Health, Inc. Class A (a)	676,081	9,715,284
Primerica, Inc.	41,485	10,718,065
Principal Financial Group, Inc.	116,814	10,304,163
Prudential Financial, Inc.	91,996	10,384,508
Unum Group	142,167	11,017,942
		127,008,549
PROPERTY & CASUALTY INSURANCE — 55.7%
Allstate Corp.	52,475	10,922,671
American Financial Group, Inc.	79,343	10,844,601
American International Group, Inc.	130,209	11,139,380
Arch Capital Group Ltd. (a)	115,041	11,034,733
Assurant, Inc.	47,350	11,404,247
Assured Guaranty Ltd.	118,957	10,690,666
Axis Capital Holdings Ltd.	105,194	11,265,225
Chubb Ltd.	35,602	11,112,096
Cincinnati Financial Corp.	64,817	10,585,912
Erie Indemnity Co. Class A	38,390	11,004,493
Fidelity National Financial, Inc.	186,486	10,180,271
First American Financial Corp.	166,365	10,221,466
Hanover Insurance Group, Inc.	58,386	10,671,209
Hartford Insurance Group, Inc.	81,060	11,170,068
Kemper Corp.	261,777	10,612,440
Kinsale Capital Group, Inc.	27,937	10,926,719
Lemonade, Inc. (a)	134,490	9,572,998
Loews Corp.	102,888	10,835,135
Markel Group, Inc. (a)	5,066	10,890,127
Mercury General Corp.	116,888	10,994,485
Old Republic International Corp.	242,140	11,051,270
Security Description	Shares	Value
Palomar Holdings, Inc. (a)	88,962	$11,988,519
Progressive Corp.	47,383	10,790,057
RLI Corp.	170,170	10,887,477
Selective Insurance Group, Inc.	133,993	11,211,194
Skyward Specialty Insurance Group, Inc. (a)	222,351	11,364,360
Stewart Information Services Corp.	126,995	8,922,669
Travelers Cos., Inc.	37,928	11,001,396
W.R. Berkley Corp.	156,197	10,952,534
White Mountains Insurance Group Ltd.	5,166	10,735,103
		324,983,521
REINSURANCE — 7.4%
Everest Group Ltd.	33,465	11,356,348
Reinsurance Group of America, Inc.	53,409	10,866,595
RenaissanceRe Holdings Ltd.	39,795	11,188,762
SiriusPoint Ltd. (a)	452,850	9,912,887
		43,324,592
TOTAL COMMON STOCKS (Cost $637,986,947)		582,659,541
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	432,093	432,093
State Street Navigator Securities Lending Portfolio II (e) (f)	10,954,276	10,954,276
TOTAL SHORT-TERM INVESTMENTS (Cost $11,386,369)		11,386,369
TOTAL INVESTMENTS — 101.9% (Cost $649,373,316)		594,045,910
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(10,911,936)
NET ASSETS — 100.0%		$583,133,974

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
32

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$582,659,541	$—	$—	$582,659,541
Short-Term Investments	11,386,369	—	—	11,386,369
TOTAL INVESTMENTS	$594,045,910	$—	$—	$594,045,910

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,337,970	$1,337,970	$24,978,026	$25,883,903	$—	$—	432,093	$432,093	$24,689
State Street Navigator Securities Lending Portfolio II	20,208,829	20,208,829	147,930,196	157,184,749	—	—	10,954,276	10,954,276	21,546
Total		$21,546,799	$172,908,222	$183,068,652	$—	$—		$11,386,369	$46,235
See accompanying notes to financial statements.
33

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 9.1%
Alcoa Corp.	3,410,954	$181,258,095
Century Aluminum Co. (a)	2,226,396	87,230,195
Kaiser Aluminum Corp.	283,155	32,523,183
		301,011,473
COAL & CONSUMABLE FUELS — 18.9%
Centrus Energy Corp. Class A (a) (b)	575,488	139,705,467
Core Natural Resources, Inc.	1,818,104	160,920,385
Lightbridge Corp. (a) (b)	1,344,246	16,991,270
Peabody Energy Corp. (b)	4,965,942	147,488,477
Uranium Energy Corp. (a) (b)	11,785,182	137,650,926
Ur-Energy, Inc. (a) (b)	13,946,742	19,385,971
		622,142,496
COPPER — 5.1%
Freeport-McMoRan, Inc.	3,278,021	166,490,687
DIVERSIFIED METALS & MINING — 11.6%
American Battery Technology Co. (a) (b)	5,126,668	17,123,071
Compass Minerals International, Inc. (a) (b)	1,236,908	24,292,873
Idaho Strategic Resources, Inc. (a) (b)	603,175	24,307,952
Ivanhoe Electric, Inc. (a) (b)	4,200,315	67,121,034
Materion Corp.	411,265	51,128,465
MP Materials Corp. (a) (b)	2,623,884	132,558,620
U.S. Antimony Corp. (a) (b)	5,195,679	26,082,309
USA Rare Earth, Inc. (a) (b)	3,200,069	38,080,821
		380,695,145
GOLD — 16.0%
Coeur Mining, Inc. (a) (b)	9,534,398	169,998,316
McEwen, Inc. (a) (b)	1,917,919	35,500,681
Newmont Corp.	1,612,983	161,056,353
Royal Gold, Inc.	727,074	161,621,279
		528,176,629
SILVER — 5.2%
Hecla Mining Co.	8,857,727	169,979,781
STEEL — 34.0%
Alpha Metallurgical Resources, Inc. (a)	406,406	81,232,431
Cleveland-Cliffs, Inc. (a)	11,989,317	159,218,130
Commercial Metals Co.	2,188,664	151,499,322
Security Description	Shares	Value
Metallus, Inc. (a)	866,864	$14,875,386
Nucor Corp.	926,576	151,133,811
Ramaco Resources, Inc. Class A (a) (b)	1,637,897	29,482,146
Reliance, Inc.	527,032	152,243,734
Ryerson Holding Corp. (b)	699,117	17,589,784
Steel Dynamics, Inc.	889,239	150,681,548
SunCoke Energy, Inc.	3,292,858	23,708,578
Warrior Met Coal, Inc.	1,896,428	167,208,057
Worthington Steel, Inc.	605,068	20,947,454
		1,119,820,381
TOTAL COMMON STOCKS (Cost $2,869,482,191)		3,288,316,592
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	2,379,531	2,379,531
State Street Navigator Securities Lending Portfolio II (e) (f)	231,694,080	231,694,080
TOTAL SHORT-TERM INVESTMENTS (Cost $234,073,611)		234,073,611
TOTAL INVESTMENTS — 107.0% (Cost $3,103,555,802)		3,522,390,203
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(231,575,108)
NET ASSETS — 100.0%		$3,290,815,095

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
34

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,288,316,592	$—	$—	$3,288,316,592
Short-Term Investments	234,073,611	—	—	234,073,611
TOTAL INVESTMENTS	$3,522,390,203	$—	$—	$3,522,390,203

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	561,089	$561,089	$20,403,296	$18,584,854	$—	$—	2,379,531	$2,379,531	$35,374
State Street Navigator Securities Lending Portfolio II	177,745,489	177,745,489	1,280,746,354	1,226,797,763	—	—	231,694,080	231,694,080	380,119
Total		$178,306,578	$1,301,149,650	$1,245,382,617	$—	$—		$234,073,611	$415,493
See accompanying notes to financial statements.
35

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 28.1%
Helmerich & Payne, Inc. (a)	413,180	$11,850,002
Nabors Industries Ltd. (a) (b)	82,889	4,500,873
Noble Corp. PLC (a)	398,644	11,257,707
Patterson-UTI Energy, Inc. (a)	1,946,937	11,895,785
Seadrill Ltd. (b)	297,755	10,302,323
Transocean Ltd. (a) (b)	2,924,934	12,079,977
Valaris Ltd. (a) (b)	218,203	10,997,431
		72,884,098
OIL & GAS EQUIPMENT & SERVICES — 71.8%
Archrock, Inc.	482,070	12,543,461
Atlas Energy Solutions, Inc. (a)	413,783	3,897,836
Baker Hughes Co.	261,807	11,922,691
Bristow Group, Inc. (b)	71,554	2,620,307
Cactus, Inc. Class A (a)	246,463	11,258,430
Core Laboratories, Inc. (a)	183,691	2,944,567
Expro Group Holdings NV (a) (b)	409,658	5,468,934
Halliburton Co.	433,100	12,239,406
Helix Energy Solutions Group, Inc. (b)	521,008	3,266,720
Innovex International, Inc. (a) (b)	115,458	2,525,066
Kodiak Gas Services, Inc.	335,930	12,563,782
Liberty Energy, Inc. (a)	623,252	11,505,232
NOV, Inc.	760,412	11,885,240
Oceaneering International, Inc. (b)	257,171	6,179,819
ProPetro Holding Corp. (b)	441,653	4,200,120
RPC, Inc. (a)	505,447	2,749,632
Select Water Solutions, Inc. (a)	393,907	4,143,902
SLB Ltd.	314,981	12,088,971
Solaris Energy Infrastructure, Inc. (a)	230,183	10,581,512
TechnipFMC PLC	271,882	12,115,062
TETRA Technologies, Inc. (b)	632,686	5,928,268
Security Description	Shares	Value
Tidewater, Inc. (a) (b)	220,036	$11,114,018
Weatherford International PLC	154,683	12,105,492
		185,848,468
TOTAL COMMON STOCKS (Cost $269,076,654)		258,732,566
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	322,818	322,818
State Street Navigator Securities Lending Portfolio II (e) (f)	12,073,415	12,073,415
TOTAL SHORT-TERM INVESTMENTS (Cost $12,396,233)		12,396,233
TOTAL INVESTMENTS — 104.7% (Cost $281,472,887)		271,128,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(12,060,525)
NET ASSETS — 100.0%		$259,068,274

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$258,732,566	$—	$—	$258,732,566
Short-Term Investments	12,396,233	—	—	12,396,233
TOTAL INVESTMENTS	$271,128,799	$—	$—	$271,128,799
See accompanying notes to financial statements.
36

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	170,922	$170,922	$3,281,976	$3,130,080	$—	$—	322,818	$322,818	$5,247
State Street Navigator Securities Lending Portfolio II	8,810,064	8,810,064	118,635,356	115,372,005	—	—	12,073,415	12,073,415	21,543
Total		$8,980,986	$121,917,332	$118,502,085	$—	$—		$12,396,233	$26,790
See accompanying notes to financial statements.
37

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Alumis, Inc. (a)	74,533	$727,442
Amneal Pharmaceuticals, Inc. (a)	346,609	4,367,273
Amphastar Pharmaceuticals, Inc. (a) (b)	139,050	3,723,759
Amylyx Pharmaceuticals, Inc. (a) (b)	319,886	3,864,223
ANI Pharmaceuticals, Inc. (a) (b)	51,592	4,072,672
Aquestive Therapeutics, Inc. (a) (b)	460,250	2,973,215
Arvinas, Inc. (a)	319,497	3,789,234
Avadel Pharmaceuticals PLC (a) (b)	197,024	4,245,867
Axsome Therapeutics, Inc. (a)	28,354	5,178,575
Bristol-Myers Squibb Co.	82,642	4,457,709
Collegium Pharmaceutical, Inc. (a)	86,616	4,010,321
Corcept Therapeutics, Inc. (a) (b)	49,608	1,726,358
CorMedix, Inc. (a) (b)	321,546	3,739,580
Crinetics Pharmaceuticals, Inc. (a) (b)	88,059	4,099,146
Edgewise Therapeutics, Inc. (a) (b)	178,269	4,423,745
Elanco Animal Health, Inc. (a) (b)	198,689	4,496,332
Eli Lilly & Co.	4,259	4,577,062
Enliven Therapeutics, Inc. (a) (b)	159,622	2,458,179
Esperion Therapeutics, Inc. (a)	1,104,982	4,088,433
Evolus, Inc. (a) (b)	329,099	2,188,508
EyePoint, Inc. (a) (b)	253,115	4,624,411
Harmony Biosciences Holdings, Inc. (a)	107,769	4,032,716
Harrow, Inc. (a) (b)	84,304	4,130,896
Indivior PLC (a)	119,382	4,283,426
Innoviva, Inc. (a)	205,241	4,102,768
Jazz Pharmaceuticals PLC (a)	25,654	4,361,180
Johnson & Johnson	20,490	4,240,406
LENZ Therapeutics, Inc. (a) (b)	136,976	2,191,616
Ligand Pharmaceuticals, Inc. (a) (b)	22,997	4,348,043
Liquidia Corp. (a) (b)	129,501	4,466,490
Maze Therapeutics, Inc. (a)	94,925	3,932,743
MBX Biosciences, Inc. (a) (b)	146,846	4,631,523
Merck & Co., Inc.	43,353	4,563,337
Mind Medicine MindMed, Inc. (a) (b)	341,848	4,577,345
Nektar Therapeutics (a) (b)	73,295	3,098,913
Nuvation Bio, Inc. (a) (b)	539,807	4,836,671
Ocular Therapeutix, Inc. (a) (b)	274,632	3,334,032
Omeros Corp. (a) (b)	221,303	3,800,879
Organon & Co.	589,426	4,226,184
Pacira BioSciences, Inc. (a) (b)	168,073	4,349,729
Security Description	Shares	Value
Perrigo Co. PLC (b)	313,024	$4,357,294
Pfizer, Inc.	164,161	4,087,609
Phathom Pharmaceuticals, Inc. (a) (b)	250,778	4,160,407
Phibro Animal Health Corp. Class A	98,447	3,677,980
Prestige Consumer Healthcare, Inc. (a)	68,971	4,254,821
Rapport Therapeutics, Inc. (a)	141,190	4,283,705
Royalty Pharma PLC Class A	110,614	4,274,125
Septerna, Inc. (a)	76,354	2,128,750
Supernus Pharmaceuticals, Inc. (a)	91,683	4,556,645
Tarsus Pharmaceuticals, Inc. (a) (b)	52,042	4,261,199
Terns Pharmaceuticals, Inc. (a)	94,868	3,832,667
Theravance Biopharma, Inc. (a) (b)	103,273	1,932,238
Trevi Therapeutics, Inc. (a) (b)	298,666	3,739,298
Ventyx Biosciences, Inc. (a)	246,853	2,229,083
Viatris, Inc.	364,835	4,542,196
WaVe Life Sciences Ltd. (a) (b)	209,199	3,556,383
Xeris Biopharma Holdings, Inc. (a) (b)	609,809	4,787,001
Zevra Therapeutics, Inc. (a) (b)	288,173	2,582,030
Zoetis, Inc.	35,844	4,509,892
TOTAL COMMON STOCKS (Cost $212,778,402)		227,094,264
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	83,019	83,019
State Street Navigator Securities Lending Portfolio II (e) (f)	15,318,033	15,318,033
TOTAL SHORT-TERM INVESTMENTS (Cost $15,401,052)		15,401,052
TOTAL INVESTMENTS — 106.7% (Cost $228,179,454)		242,495,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(15,323,300)
NET ASSETS — 100.0%		$227,172,016

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to financial statements.
38

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$227,094,264	$—	$—	$227,094,264
Short-Term Investments	15,401,052	—	—	15,401,052
TOTAL INVESTMENTS	$242,495,316	$—	$—	$242,495,316

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	273,438	$273,438	$2,738,331	$2,928,750	$—	$—	83,019	$83,019	$4,097
State Street Navigator Securities Lending Portfolio II	13,167,264	13,167,264	88,631,185	86,480,416	—	—	15,318,033	15,318,033	28,762
Total		$13,440,702	$91,369,516	$89,409,166	$—	$—		$15,401,052	$32,859
See accompanying notes to financial statements.
39

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 21.0%
Abercrombie & Fitch Co. Class A (a)	66,582	$8,380,676
American Eagle Outfitters, Inc.	295,011	7,779,440
Boot Barn Holdings, Inc. (a) (b)	35,873	6,330,508
Buckle, Inc.	126,070	6,734,659
Burlington Stores, Inc. (a)	26,374	7,618,130
Caleres, Inc. (b)	335,319	4,080,832
Gap, Inc.	267,048	6,836,429
RealReal, Inc. (a)	486,522	7,677,317
Revolve Group, Inc. (a)	247,220	7,463,572
Ross Stores, Inc.	39,194	7,060,407
Stitch Fix, Inc. Class A (a) (b)	1,052,468	5,525,457
ThredUp, Inc. Class A (a) (b)	845,500	5,402,745
TJX Cos., Inc.	45,777	7,031,805
Urban Outfitters, Inc. (a)	90,187	6,787,474
Victoria's Secret & Co. (a)	137,040	7,423,457
		102,132,908
AUTOMOTIVE RETAIL — 21.4%
Advance Auto Parts, Inc. (b)	145,304	5,710,447
Asbury Automotive Group, Inc. (a) (b)	29,175	6,784,063
AutoNation, Inc. (a)	32,141	6,636,474
AutoZone, Inc. (a)	2,090	7,088,235
Camping World Holdings, Inc. Class A (b)	669,257	6,511,871
CarMax, Inc. (a)	172,950	6,682,788
Carvana Co. (a)	15,241	6,432,007
EVgo, Inc. (a) (b)	1,437,264	4,182,438
Group 1 Automotive, Inc.	16,976	6,676,661
Lithia Motors, Inc.	20,235	6,724,698
Monro, Inc. (b)	308,831	6,188,973
Murphy USA, Inc.	18,474	7,454,628
O'Reilly Automotive, Inc. (a)	76,131	6,943,908
Penske Automotive Group, Inc. (b)	41,911	6,634,092
Sonic Automotive, Inc. Class A	107,019	6,620,195
Valvoline, Inc. (a)	230,065	6,685,689
		103,957,167
BROADLINE RETAIL — 13.1%
Amazon.com, Inc. (a)	30,759	7,099,792
Coupang, Inc. (a)	273,499	6,451,841
Dillard's, Inc. Class A (b)	9,749	5,911,209
eBay, Inc.	86,267	7,513,856
Etsy, Inc. (a)	130,231	7,220,007
Groupon, Inc. (a) (b)	327,589	5,768,842
Kohl's Corp.	301,631	6,156,289
Macy's, Inc.	306,433	6,756,848
Ollie's Bargain Outlet Holdings, Inc. (a)	63,383	6,947,410
Savers Value Village, Inc. (a) (b)	398,658	3,723,466
		63,549,560
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 2.6%
Best Buy Co., Inc.	96,172	$6,436,792
GameStop Corp. Class A (a)	322,223	6,470,238
		12,907,030
CONSUMER STAPLES MERCHANDISE RETAIL — 10.3%
BJ's Wholesale Club Holdings, Inc. (a)	79,547	7,161,616
Costco Wholesale Corp.	8,144	7,022,897
Dollar General Corp.	56,613	7,516,508
Dollar Tree, Inc. (a)	57,378	7,058,068
PriceSmart, Inc. (b)	56,581	6,940,791
Target Corp.	75,334	7,363,899
Walmart, Inc.	62,969	7,015,376
		50,079,155
FOOD RETAIL — 11.0%
Albertsons Cos., Inc. Class A	417,799	7,173,609
Casey's General Stores, Inc.	13,358	7,383,100
Grocery Outlet Holding Corp. (a) (b)	643,860	6,502,986
Ingles Markets, Inc. Class A	67,456	4,624,109
Kroger Co.	116,393	7,272,235
Maplebear, Inc. (a)	163,911	7,372,717
Sprouts Farmers Market, Inc. (a)	88,551	7,054,858
Weis Markets, Inc. (b)	94,572	6,061,119
		53,444,733
OTHER SPECIALTY RETAIL — 20.4%
Academy Sports & Outdoors, Inc. (b)	129,600	6,474,816
Bath & Body Works, Inc.	364,948	7,328,156
Build-A-Bear Workshop, Inc. (b)	134,858	8,262,750
Chewy, Inc. Class A (a)	201,509	6,659,872
Dick's Sporting Goods, Inc.	32,482	6,430,461
Five Below, Inc. (a)	40,227	7,577,158
MarineMax, Inc. (a) (b)	191,992	4,651,966
National Vision Holdings, Inc. (a) (b)	241,944	6,246,994
Sally Beauty Holdings, Inc. (a) (b)	451,688	6,441,071
Signet Jewelers Ltd. (b)	76,943	6,377,036
Tractor Supply Co.	134,836	6,743,148
Ulta Beauty, Inc. (a)	11,873	7,183,284
Upbound Group, Inc.	374,735	6,580,347
Warby Parker, Inc. Class A (a) (b)	241,045	5,252,371
Winmark Corp. (b)	16,696	6,760,878
		98,970,308
TOTAL COMMON STOCKS (Cost $535,631,899)		485,040,861

See accompanying notes to financial statements.
40

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	551,567	$551,567
State Street Navigator Securities Lending Portfolio II (e) (f)	40,414,617	40,414,617
TOTAL SHORT-TERM INVESTMENTS (Cost $40,966,184)		40,966,184
TOTAL INVESTMENTS — 108.2% (Cost $576,598,083)		526,007,045
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(39,847,609)
NET ASSETS — 100.0%		$486,159,436

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$485,040,861	$—	$—	$485,040,861
Short-Term Investments	40,966,184	—	—	40,966,184
TOTAL INVESTMENTS	$526,007,045	$—	$—	$526,007,045

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,343	$142,343	$6,531,721	$6,122,497	$—	$—	551,567	$551,567	$6,796
State Street Navigator Securities Lending Portfolio II	22,092,851	22,092,851	280,388,585	262,066,819	—	—	40,414,617	40,414,617	41,190
Total		$22,235,194	$286,920,306	$268,189,316	$—	$—		$40,966,184	$47,986
See accompanying notes to financial statements.
41

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	210,868	$45,159,491
Allegro MicroSystems, Inc. (a)	1,595,230	42,082,167
Alpha & Omega Semiconductor Ltd. (a) (b)	546,047	10,817,191
Ambarella, Inc. (a)	590,913	41,860,277
Analog Devices, Inc.	165,838	44,975,266
Astera Labs, Inc. (a) (b)	284,116	47,265,538
Broadcom, Inc.	113,080	39,136,988
CEVA, Inc. (a) (b)	567,594	12,214,623
Cirrus Logic, Inc. (a)	369,493	43,784,921
Credo Technology Group Holding Ltd. (a)	295,540	42,525,251
Datavault AI, Inc. (a)	8,864,401	5,780,476
Diodes, Inc. (a)	568,928	28,070,908
First Solar, Inc. (a)	178,022	46,504,687
Impinj, Inc. (a) (b)	301,123	52,398,413
indie Semiconductor, Inc. Class A (a) (b)	4,173,532	14,732,568
Intel Corp. (a)	1,144,942	42,248,360
Kopin Corp. (a) (b)	4,271,979	9,996,431
Lattice Semiconductor Corp. (a) (b)	595,492	43,816,301
MACOM Technology Solutions Holdings, Inc. (a)	250,729	42,944,863
Marvell Technology, Inc.	504,929	42,908,866
MaxLinear, Inc. (a)	1,510,822	26,333,627
Microchip Technology, Inc.	687,676	43,818,715
Micron Technology, Inc.	177,096	50,544,969
Monolithic Power Systems, Inc.	47,701	43,234,278
Navitas Semiconductor Corp. (a) (b)	4,831,722	34,498,495
NVE Corp. (b)	56,831	3,371,783
NVIDIA Corp.	254,086	47,387,039
NXP Semiconductors NV	202,330	43,917,750
ON Semiconductor Corp. (a)	847,380	45,885,627
Penguin Solutions, Inc. (a)	1,108,027	21,673,008
Power Integrations, Inc. (b)	1,243,431	44,191,538
Qorvo, Inc. (a)	520,878	44,019,400
QUALCOMM, Inc.	256,227	43,827,628
Rambus, Inc. (a)	437,041	40,159,698
Rigetti Computing, Inc. (a) (b)	1,787,637	39,596,160
Security Description	Shares	Value
Semtech Corp. (a)	587,781	$43,313,582
Silicon Laboratories, Inc. (a)	320,156	41,844,389
SiTime Corp. (a) (b)	124,080	43,823,815
SkyWater Technology, Inc. (a) (b)	570,402	10,358,500
Skyworks Solutions, Inc.	678,582	43,028,885
Synaptics, Inc. (a)	516,322	38,218,154
Texas Instruments, Inc.	257,026	44,591,441
Universal Display Corp.	382,285	44,643,242
TOTAL COMMON STOCKS (Cost $1,383,113,925)		1,581,505,309
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	1,897,628	1,897,628
State Street Navigator Securities Lending Portfolio II (e) (f)	96,397,874	96,397,874
TOTAL SHORT-TERM INVESTMENTS (Cost $98,295,502)		98,295,502
TOTAL INVESTMENTS — 106.1% (Cost $1,481,409,427)		1,679,800,811
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(96,408,125)
NET ASSETS — 100.0%		$1,583,392,686

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
42

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,581,505,309	$—	$—	$1,581,505,309
Short-Term Investments	98,295,502	—	—	98,295,502
TOTAL INVESTMENTS	$1,679,800,811	$—	$—	$1,679,800,811

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,604,043	$1,604,043	$6,552,249	$6,258,664	$—	$—	1,897,628	$1,897,628	$28,733
State Street Navigator Securities Lending Portfolio II	81,169,491	81,169,491	746,574,381	731,345,998	—	—	96,397,874	96,397,874	190,654
Total		$82,773,534	$753,126,630	$737,604,662	$—	$—		$98,295,502	$219,387
See accompanying notes to financial statements.
43

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 70.7%
ACI Worldwide, Inc. (a)	71,002	$3,394,606
Adobe, Inc. (a)	9,684	3,389,303
Agilysys, Inc. (a) (b)	26,469	3,145,576
Alarm.com Holdings, Inc. (a)	62,864	3,207,321
Alkami Technology, Inc. (a) (b)	150,223	3,465,645
American Bitcoin Corp. Class A (a) (b)	1,714,754	2,915,082
Amplitude, Inc. Class A (a)	289,704	3,354,772
Appfolio, Inc. Class A (a)	14,373	3,343,878
AppLovin Corp. Class A (a)	4,725	3,183,800
Asana, Inc. Class A (a) (b)	227,908	3,124,619
Atlassian Corp. Class A (a)	20,568	3,334,896
Aurora Innovation, Inc. (a) (b)	739,249	2,838,716
Autodesk, Inc. (a)	11,085	3,281,271
AvePoint, Inc. (a)	242,550	3,369,019
Bentley Systems, Inc. Class B (b)	81,310	3,103,196
Bill Holdings, Inc. (a)	59,777	3,260,238
Bit Digital, Inc. (a) (b)	1,409,585	2,664,116
BitMine Immersion Technologies, Inc. (b)	82,343	2,235,612
Blackbaud, Inc. (a)	53,311	3,375,653
BlackLine, Inc. (a) (b)	56,926	3,147,439
Blend Labs, Inc. Class A (a) (b)	1,005,022	3,055,267
Box, Inc. Class A (a) (b)	109,343	3,270,449
Braze, Inc. Class A (a)	91,919	3,151,903
C3.ai, Inc. Class A (a) (b)	210,280	2,834,574
Cadence Design Systems, Inc. (a)	9,830	3,072,661
CCC Intelligent Solutions Holdings, Inc. (a) (b)	460,255	3,659,027
Cerence, Inc. (a) (b)	283,844	3,034,292
Cipher Mining, Inc. (a) (b)	180,013	2,656,992
Circle Internet Group, Inc. (a)	37,583	2,980,332
Cleanspark, Inc. (a) (b)	228,949	2,316,964
Clear Secure, Inc. Class A (b)	92,898	3,258,862
Clearwater Analytics Holdings, Inc. Class A (a)	153,415	3,700,370
Confluent, Inc. Class A (a)	110,764	3,349,503
Consensus Cloud Solutions, Inc. (a) (b)	92,793	2,024,743
Core Scientific, Inc. (a)	191,956	2,794,879
Daily Journal Corp. (a) (b)	6,879	3,352,274
Datadog, Inc. Class A (a)	22,001	2,991,916
Digital Turbine, Inc. (a) (b)	665,927	3,329,635
Docusign, Inc. (a)	48,292	3,303,173
Domo, Inc. Class B (a) (b)	385,935	3,253,432
Dropbox, Inc. Class A (a)	122,168	3,396,270
D-Wave Quantum, Inc. (a) (b)	123,989	3,242,312
Dynatrace, Inc. (a)	73,082	3,167,374
Elastic NV (a)	42,180	3,182,059
Fair Isaac Corp. (a)	1,898	3,208,797
Five9, Inc. (a)	154,007	3,087,840
Security Description	Shares	Value
Freshworks, Inc. Class A (a)	247,518	$3,032,096
Guidewire Software, Inc. (a)	16,563	3,329,329
HubSpot, Inc. (a)	8,476	3,401,419
Hut 8 Corp. (a) (b)	72,255	3,319,395
I3 Verticals, Inc. Class A (a) (b)	135,468	3,412,439
Intapp, Inc. (a)	77,280	3,540,970
InterDigital, Inc. (b)	9,243	2,942,786
Intuit, Inc.	5,015	3,322,036
Jamf Holding Corp. (a) (b)	255,607	3,325,447
Klaviyo, Inc. Class A (a) (b)	112,721	3,660,051
Life360, Inc. (a) (b)	47,468	3,044,598
LiveRamp Holdings, Inc. (a)	111,022	3,260,716
Manhattan Associates, Inc. (a)	19,004	3,293,583
MARA Holdings, Inc. (a) (b)	279,077	2,506,111
Mitek Systems, Inc. (a) (b)	216,205	2,280,963
nCino, Inc. (a) (b)	128,397	3,292,099
NCR Voyix Corp. (a) (b)	333,964	3,406,433
NextNav, Inc. (a) (b)	198,264	3,299,113
Nutanix, Inc. Class A (a)	69,388	3,586,666
PagerDuty, Inc. (a)	253,359	3,321,536
Palantir Technologies, Inc. Class A (a)	17,684	3,143,331
PAR Technology Corp. (a) (b)	88,567	3,213,211
Pegasystems, Inc. (b)	54,321	3,244,050
Pivotal Software, Inc. (a) (c)	91,219	—
Porch Group, Inc. (a) (b)	330,351	3,016,105
Procore Technologies, Inc. (a)	43,236	3,144,987
PTC, Inc. (a)	18,916	3,295,356
Q2 Holdings, Inc. (a) (b)	44,628	3,220,356
Red Violet, Inc. (b)	41,548	2,366,159
RingCentral, Inc. Class A (a) (b)	108,112	3,122,275
Riot Platforms, Inc. (a) (b)	213,655	2,707,009
Roper Technologies, Inc.	7,514	3,344,707
SailPoint, Inc. (a) (b)	158,079	3,197,938
Salesforce, Inc.	12,576	3,331,508
Samsara, Inc. Class A (a)	73,892	2,619,471
SEMrush Holdings, Inc. Class A (a) (b)	280,649	3,336,917
ServiceTitan, Inc. Class A (a) (b)	31,065	3,308,422
SoundHound AI, Inc. Class A (a) (b)	272,449	2,716,317
Sprinklr, Inc. Class A (a) (b)	414,789	3,227,058
Sprout Social, Inc. Class A (a)	294,321	3,316,998
SPS Commerce, Inc. (a)	38,768	3,455,392
Strategy, Inc. (a) (b)	18,015	2,737,379
Synopsys, Inc. (a)	6,985	3,280,994
Terawulf, Inc. (a) (b)	211,079	2,425,298
Trimble, Inc. (a)	40,297	3,157,270
Tyler Technologies, Inc. (a)	7,291	3,309,749
Unity Software, Inc. (a)	67,919	2,999,982
Vertex, Inc. Class A (a) (b)	168,079	3,356,538
Weave Communications, Inc. (a)	492,287	3,736,458
Workday, Inc. Class A (a)	14,933	3,207,310
Workiva, Inc. (a) (b)	37,546	3,238,342
Yext, Inc. (a)	396,526	3,196,000

See accompanying notes to financial statements.
44

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zeta Global Holdings Corp. Class A (a) (b)	170,507	$3,469,817
Zoom Communications, Inc. (a)	37,739	3,256,498
		312,087,646
INTERACTIVE HOME ENTERTAINMENT — 2.2%
Electronic Arts, Inc.	16,345	3,339,774
ROBLOX Corp. Class A (a)	35,253	2,856,550
Take-Two Interactive Software, Inc. (a)	13,505	3,457,685
		9,654,009
IT CONSULTING & OTHER SERVICES — 7.9%
Accenture PLC Class A	12,221	3,278,894
ASGN, Inc. (a)	71,492	3,443,770
BigBear.ai Holdings, Inc. (a) (b)	503,270	2,717,658
Cognizant Technology Solutions Corp. Class A	39,928	3,314,024
DXC Technology Co. (a)	219,770	3,219,631
EPAM Systems, Inc. (a)	15,714	3,219,484
Gartner, Inc. (a)	14,393	3,631,066
Grid Dynamics Holdings, Inc. (a)	330,678	2,986,023
Hackett Group, Inc.	142,927	2,805,657
International Business Machines Corp.	10,639	3,151,378
Kyndryl Holdings, Inc. (a) (b)	120,963	3,212,777
		34,980,362
SYSTEMS SOFTWARE — 19.2%
A10 Networks, Inc.	179,914	3,182,679
Adeia, Inc.	246,050	4,244,362
Appian Corp. Class A (a)	81,235	2,877,344
Arteris, Inc. (a)	169,640	2,629,420
Commvault Systems, Inc. (a)	26,962	3,379,956
Crowdstrike Holdings, Inc. Class A (a)	6,395	2,997,720
Dolby Laboratories, Inc. Class A	48,712	3,128,285
Fortinet, Inc. (a)	40,722	3,233,734
Gen Digital, Inc.	120,701	3,281,860
Gitlab, Inc. Class A (a) (b)	82,139	3,082,677
Microsoft Corp.	6,942	3,357,290
N-able, Inc. (a)	435,503	3,257,562
OneSpan, Inc. (b)	252,202	3,238,274
Onestream, Inc. (a) (b)	180,987	3,326,541
Oracle Corp.	14,916	2,907,278
Palo Alto Networks, Inc. (a)	17,220	3,171,924
Progress Software Corp. (a)	74,588	3,204,300
Qualys, Inc. (a)	21,922	2,913,434
Rapid7, Inc. (a)	199,199	3,027,825
Security Description	Shares	Value
Rubrik, Inc. Class A (a)	37,000	$2,829,760
SentinelOne, Inc. Class A (a)	218,283	3,274,245
ServiceNow, Inc. (a)	19,489	2,985,520
Tenable Holdings, Inc. (a)	124,083	2,919,673
Teradata Corp. (a)	105,073	3,198,422
UiPath, Inc. Class A (a) (b)	177,989	2,917,240
Varonis Systems, Inc. (a)	100,268	3,288,790
Zscaler, Inc. (a)	13,658	3,071,958
		84,928,073
TOTAL COMMON STOCKS (Cost $462,754,273)		441,650,090
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	272,694	272,694
State Street Navigator Securities Lending Portfolio II (f) (g)	42,582,864	42,582,864
TOTAL SHORT-TERM INVESTMENTS (Cost $42,855,558)		42,855,558
TOTAL INVESTMENTS — 109.7% (Cost $505,609,831)		484,505,648
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(42,672,292)
NET ASSETS — 100.0%		$441,833,356

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
45

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$441,650,090	$—	$0(a)	$441,650,090
Short-Term Investments	42,855,558	—	—	42,855,558
TOTAL INVESTMENTS	$484,505,648	$—	$0	$484,505,648
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	186,357	$186,357	$15,415,530	$15,329,193	$—	$—	272,694	$272,694	$8,841
State Street Navigator Securities Lending Portfolio II	48,058,499	48,058,499	96,992,485	102,468,120	—	—	42,582,864	42,582,864	109,111
Total		$48,244,856	$112,408,015	$117,797,313	$—	$—		$42,855,558	$117,952
See accompanying notes to financial statements.
46

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 17.9%
Anterix, Inc. (a)	56,745	$1,238,743
AST SpaceMobile, Inc. (a) (b)	91,414	6,639,399
Bandwidth, Inc. Class A (a)	73,937	1,142,326
Cogent Communications Holdings, Inc. (b)	180,623	3,894,232
Globalstar, Inc. (a) (b)	102,821	6,276,194
Iridium Communications, Inc.	383,152	6,659,182
Liberty Global Ltd. Class C (a)	273,226	3,016,415
Liberty Latin America Ltd. Class C (a)	237,400	1,771,004
Lumen Technologies, Inc. (a)	831,560	6,461,221
		37,098,716
COMMUNICATIONS EQUIPMENT — 55.5%
ADTRAN Holdings, Inc. (a)	313,414	2,723,568
Applied Optoelectronics, Inc. (a) (b)	206,583	7,201,483
Arista Networks, Inc. (a)	54,595	7,153,583
Calix, Inc. (a)	128,994	6,827,652
Ciena Corp. (a)	32,573	7,617,848
Cisco Systems, Inc.	90,047	6,936,320
Clearfield, Inc. (a) (b)	33,486	976,117
CommScope Holding Co., Inc. (a)	358,801	6,505,062
Digi International, Inc. (a)	42,418	1,836,275
Extreme Networks, Inc. (a)	397,047	6,610,833
F5, Inc. (a)	28,000	7,147,280
Harmonic, Inc. (a)	239,939	2,372,997
Lumentum Holdings, Inc. (a) (b)	19,744	7,277,441
Motorola Solutions, Inc.	19,492	7,471,673
NETGEAR, Inc. (a)	138,553	3,398,705
NetScout Systems, Inc. (a)	151,209	4,091,716
Ondas Holdings, Inc. (a) (b)	868,019	8,471,865
Ubiquiti, Inc. (b)	12,369	6,844,386
Viasat, Inc. (a)	193,785	6,677,831
Viavi Solutions, Inc. (a)	376,368	6,706,878
		114,849,513
INTEGRATED TELECOMMUNICATION SERVICES — 16.5%
AT&T, Inc.	296,279	7,359,570
Frontier Communications Parent, Inc. (a)	190,215	7,241,485
GCI Liberty, Inc. Class C (a)	88,669	3,299,374
IDT Corp. Class B	54,242	2,777,733
Security Description	Shares	Value
Shenandoah Telecommunications Co. (b)	97,190	$1,123,516
Uniti Group, Inc.	708,843	4,968,990
Verizon Communications, Inc.	181,018	7,372,863
		34,143,531
WIRELESS TELECOMMUNICATION SERVICES — 10.0%
Array Digital Infrastructure, Inc. (b)	59,211	3,174,894
Gogo, Inc. (a)	470,082	2,190,582
Telephone & Data Systems, Inc.	190,516	7,811,156
T-Mobile U.S., Inc.	36,997	7,511,871
		20,688,503
TOTAL COMMON STOCKS (Cost $186,100,273)		206,780,263
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	153,980	153,980
State Street Navigator Securities Lending Portfolio II (e) (f)	18,352,582	18,352,582
TOTAL SHORT-TERM INVESTMENTS (Cost $18,506,562)		18,506,562
TOTAL INVESTMENTS — 108.9% (Cost $204,606,835)		225,286,825
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(18,387,235)
NET ASSETS — 100.0%		$206,899,590

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
47

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$206,780,263	$—	$—	$206,780,263
Short-Term Investments	18,506,562	—	—	18,506,562
TOTAL INVESTMENTS	$225,286,825	$—	$—	$225,286,825

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,069	$108,069	$10,449,427	$10,403,516	$—	$—	153,980	$153,980	$4,399
State Street Navigator Securities Lending Portfolio II	10,345,873	10,345,873	78,346,852	70,340,143	—	—	18,352,582	18,352,582	18,517
Total		$10,453,942	$88,796,279	$80,743,659	$—	$—		$18,506,562	$22,916
See accompanying notes to financial statements.
48

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 17.1%
CH Robinson Worldwide, Inc.	26,013	$4,181,850
Expeditors International of Washington, Inc.	27,214	4,055,158
FedEx Corp.	14,487	4,184,715
Forward Air Corp. (a) (b)	69,955	1,748,875
GXO Logistics, Inc. (a)	77,220	4,064,861
Hub Group, Inc. Class A	95,367	4,063,588
United Parcel Service, Inc. Class B	41,338	4,100,316
		26,399,363
AIRLINES — 25.5%
Alaska Air Group, Inc. (a) (b)	79,592	4,003,478
Allegiant Travel Co. (a)	44,243	3,772,601
American Airlines Group, Inc. (a) (b)	272,055	4,170,603
Delta Air Lines, Inc.	58,900	4,087,660
Frontier Group Holdings, Inc. (a) (b)	236,479	1,113,816
JetBlue Airways Corp. (a) (b)	818,868	3,725,849
Joby Aviation, Inc. (a) (b)	274,411	3,622,225
SkyWest, Inc. (a)	38,650	3,880,846
Southwest Airlines Co. (b)	103,412	4,274,018
Sun Country Airlines Holdings, Inc. (a)	167,983	2,417,275
United Airlines Holdings, Inc. (a)	38,230	4,274,879
		39,343,250
CARGO GROUND TRANSPORTATION — 32.7%
ArcBest Corp. (b)	55,948	4,150,782
Covenant Logistics Group, Inc. (b)	20,394	449,484
Heartland Express, Inc. (b)	107,867	974,039
JB Hunt Transport Services, Inc.	20,789	4,040,134
Knight-Swift Transportation Holdings, Inc.	79,963	4,180,466
Landstar System, Inc.	27,690	3,979,053
Marten Transport Ltd.	141,646	1,611,931
Old Dominion Freight Line, Inc.	26,182	4,105,338
RXO, Inc. (a) (b)	272,234	3,441,038
Ryder System, Inc.	21,224	4,062,061
Saia, Inc. (a)	11,837	3,865,017
Schneider National, Inc. Class B (b)	149,304	3,961,035
U-Haul Holding Co.	81,936	3,829,689
Werner Enterprises, Inc.	137,710	4,132,677
XPO, Inc. (a) (b)	27,381	3,721,352
		50,504,096
MARINE — 6.7%
Genco Shipping & Trading Ltd. (b)	113,332	2,088,708
Security Description	Shares	Value
Kirby Corp. (a)	36,616	$4,034,351
Matson, Inc.	34,100	4,213,055
		10,336,114
PASSENGER GROUND TRANSPORTATION — 9.1%
Avis Budget Group, Inc. (a) (b)	30,522	3,916,583
Hertz Global Holdings, Inc. (a) (b)	424,579	2,182,336
Lyft, Inc. Class A (a)	202,702	3,926,338
Uber Technologies, Inc. (a)	48,941	3,998,969
		14,024,226
RAILROADS — 8.8%
CSX Corp.	111,052	4,025,635
FTAI Infrastructure, Inc. (b)	318,360	1,467,640
Norfolk Southern Corp.	13,998	4,041,502
Union Pacific Corp.	17,493	4,046,481
		13,581,258
TOTAL COMMON STOCKS (Cost $169,144,218)		154,188,307
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	109,051	109,051
State Street Navigator Securities Lending Portfolio II (e) (f)	13,731,486	13,731,486
TOTAL SHORT-TERM INVESTMENTS (Cost $13,840,537)		13,840,537
TOTAL INVESTMENTS — 108.9% (Cost $182,984,755)		168,028,844
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(13,694,285)
NET ASSETS — 100.0%		$154,334,559

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
49

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$154,188,307	$—	$—	$154,188,307
Short-Term Investments	13,840,537	—	—	13,840,537
TOTAL INVESTMENTS	$168,028,844	$—	$—	$168,028,844

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	163,033	$163,033	$1,656,904	$1,710,886	$—	$—	109,051	$109,051	$2,957
State Street Navigator Securities Lending Portfolio II	9,628,049	9,628,049	86,384,531	82,281,094	—	—	13,731,486	13,731,486	16,859
Total		$9,791,082	$88,041,435	$83,991,980	$—	$—		$13,840,537	$19,816
See accompanying notes to financial statements.
50

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Boeing Co. (a)	5,910	$1,283,179
Howmet Aerospace, Inc.	3,686	755,704
Northrop Grumman Corp.	1,051	599,291
Textron, Inc.	1,523	132,760
TransDigm Group, Inc.	505	671,574
		3,442,508
AIR FREIGHT & LOGISTICS — 0.2%
FedEx Corp.	2,192	633,181
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	5,742	436,909
AUTOMOBILES — 0.7%
Ford Motor Co.	66,691	874,986
General Motors Co.	11,722	953,233
Rivian Automotive, Inc. Class A (a) (b)	10,147	199,997
		2,028,216
BANKS — 6.7%
Bank of America Corp.	73,614	4,048,770
Citigroup, Inc.	18,581	2,168,217
JPMorgan Chase & Co.	27,222	8,771,473
PNC Financial Services Group, Inc.	4,244	885,850
Regions Financial Corp.	8,447	228,914
Wells Fargo & Co.	30,325	2,826,290
		18,929,514
BEVERAGES — 0.7%
Coca-Cola Co.	27,282	1,907,285
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	16,095	3,677,547
Alnylam Pharmaceuticals, Inc. (a)	1,293	514,161
Biogen, Inc. (a)	1,531	269,441
Gilead Sciences, Inc.	13,538	1,661,654
Insmed, Inc. (a)	2,324	404,469
Neurocrine Biosciences, Inc. (a)	991	140,554
Vertex Pharmaceuticals, Inc. (a)	2,548	1,155,161
		7,822,987
BROADLINE RETAIL — 0.7%
eBay, Inc.	7,142	622,068
MercadoLibre, Inc. (a)	676	1,361,640
		1,983,708
BUILDING PRODUCTS — 0.5%
Johnson Controls International PLC	5,403	647,009
Trane Technologies PLC	1,739	676,819
		1,323,828
CAPITAL MARKETS — 2.4%
ARES Management Corp. Class A	1,819	294,005
Bank of New York Mellon Corp.	6,277	728,697
Blackrock, Inc.	1,344	1,438,537
Carlyle Group, Inc.	2,223	131,401
LPL Financial Holdings, Inc.	696	248,590
Security Description	Shares	Value
Morgan Stanley	10,587	$1,879,510
Nasdaq, Inc.	4,166	404,644
S&P Global, Inc.	2,835	1,481,543
State Street Corp. (c)	2,520	325,105
		6,932,032
CHEMICALS — 1.1%
Dow, Inc.	6,437	150,497
DuPont de Nemours, Inc.	3,582	143,997
Ecolab, Inc.	2,687	705,391
Linde PLC	4,933	2,103,382
LyondellBasell Industries NV Class A	2,088	90,410
		3,193,677
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Copart, Inc. (a)	6,937	271,583
Waste Connections, Inc.	3,036	532,393
Waste Management, Inc.	3,638	799,305
		1,603,281
CONSTRUCTION & ENGINEERING — 0.1%
EMCOR Group, Inc.	404	247,163
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	4,951	617,885
CONSUMER FINANCE — 0.9%
American Express Co.	5,751	2,127,582
Synchrony Financial	4,085	340,812
		2,468,394
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Costco Wholesale Corp.	4,171	3,596,820
Target Corp.	2,596	253,759
		3,850,579
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	532	96,760
Ball Corp.	2,262	119,818
		216,578
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	2,463	158,519
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	140,588	3,492,206
Verizon Communications, Inc.	138,800	5,653,324
		9,145,530
ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc.	4,151	478,652
Duke Energy Corp.	6,883	806,756
Edison International	4,592	275,612
Entergy Corp.	4,154	383,954
Exelon Corp.	11,475	500,195
PG&E Corp.	25,190	404,803
PPL Corp.	7,383	258,553
Southern Co.	8,207	715,650

See accompanying notes to financial statements.
51

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	4,896	$361,619
		4,185,794
ELECTRICAL EQUIPMENT — 1.5%
Bloom Energy Corp. Class A (a)	1,920	166,829
Eaton Corp. PLC	4,577	1,457,820
Emerson Electric Co.	4,308	571,758
GE Vernova, Inc.	2,627	1,716,928
Rockwell Automation, Inc.	1,274	495,675
		4,409,010
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Flex Ltd. (a)	11,115	671,568
Jabil, Inc.	2,930	668,099
Keysight Technologies, Inc. (a)	4,919	999,492
TE Connectivity PLC	10,404	2,367,014
		4,706,173
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	7,429	338,317
ENTERTAINMENT — 1.8%
Electronic Arts, Inc.	4,776	975,880
Walt Disney Co.	35,959	4,091,055
		5,066,935
FINANCIAL SERVICES — 1.9%
PayPal Holdings, Inc.	9,014	526,237
Visa, Inc. Class A	13,943	4,889,950
		5,416,187
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	3,536	203,285
Bunge Global SA	1,011	90,060
Hershey Co.	1,295	235,664
Hormel Foods Corp.	2,295	54,391
J.M. Smucker Co.	675	66,022
Tyson Foods, Inc. Class A	2,551	149,539
		798,961
GROUND TRANSPORTATION — 0.4%
Union Pacific Corp.	5,270	1,219,056
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	18,324	2,295,814
Becton Dickinson & Co.	2,878	558,533
Cooper Cos., Inc. (a)	1,920	157,363
IDEXX Laboratories, Inc. (a)	808	546,636
Solventum Corp. (a)	1,415	112,125
Stryker Corp.	3,112	1,093,775
		4,764,246
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Cencora, Inc.	1,738	587,010
Centene Corp. (a)	4,861	200,030
Cigna Group	2,758	759,084
CVS Health Corp.	10,344	820,900
Labcorp Holdings, Inc.	814	204,216
Security Description	Shares	Value
UnitedHealth Group, Inc.	9,014	$2,975,612
		5,546,852
HEALTH CARE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	774	37,880
Healthpeak Properties, Inc. REIT	7,683	123,543
Ventas, Inc. REIT	2,896	224,092
		385,515
HOTELS, RESTAURANTS & LEISURE — 4.5%
Booking Holdings, Inc.	633	3,389,924
Carnival Corp. (a)	22,704	693,380
Chipotle Mexican Grill, Inc. (a)	33,550	1,241,350
Domino's Pizza, Inc.	414	172,563
Expedia Group, Inc.	2,103	595,801
Flutter Entertainment PLC (a)	2,589	556,739
Hilton Worldwide Holdings, Inc.	3,490	1,002,503
Las Vegas Sands Corp.	5,389	350,770
Marriott International, Inc. Class A	4,023	1,248,096
Royal Caribbean Cruises Ltd.	4,174	1,164,212
Starbucks Corp.	17,445	1,469,043
Yum! Brands, Inc.	5,961	901,780
		12,786,161
HOUSEHOLD DURABLES — 0.1%
NVR, Inc. (a)	47	342,760
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	1,159	116,862
Colgate-Palmolive Co.	7,542	595,969
Kimberly-Clark Corp.	3,162	319,014
Procter & Gamble Co.	20,047	2,872,936
		3,904,781
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	3,839	619,346
INDUSTRIAL CONGLOMERATES — 0.4%
Honeywell International, Inc.	6,145	1,198,828
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	9,359	1,194,770
INSURANCE — 1.4%
American International Group, Inc.	6,207	531,009
Aon PLC Class A	1,838	648,593
Arthur J Gallagher & Co.	2,263	585,642
Hartford Insurance Group, Inc.	2,895	398,931
Principal Financial Group, Inc.	2,505	220,966
Progressive Corp.	3,945	898,355
Prudential Financial, Inc.	3,236	365,280
Willis Towers Watson PLC	1,001	328,929
		3,977,705
INTERACTIVE MEDIA & SERVICES — 5.0%
Meta Platforms, Inc. Class A	20,974	13,844,728
Pinterest, Inc. Class A (a)	14,687	380,246
		14,224,974

See accompanying notes to financial statements.
52

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 2.4%
Accenture PLC Class A	20,397	$5,472,515
Gartner, Inc. (a)	2,236	564,098
Twilio, Inc. Class A (a)	5,176	736,234
		6,772,847
LIFE SCIENCES TOOLS & SERVICES — 1.0%
IQVIA Holdings, Inc. (a)	1,717	387,029
Thermo Fisher Scientific, Inc.	3,785	2,193,218
West Pharmaceutical Services, Inc.	659	181,317
		2,761,564
MACHINERY — 2.7%
Caterpillar, Inc.	4,045	2,317,259
CNH Industrial NV	7,578	69,869
Cummins, Inc.	1,448	739,132
Deere & Co.	2,183	1,016,339
Fortive Corp.	3,249	179,377
Ingersoll Rand, Inc.	4,749	376,216
Otis Worldwide Corp.	4,287	374,470
PACCAR, Inc.	4,975	544,812
Parker-Hannifin Corp.	1,541	1,354,477
Westinghouse Air Brake Technologies Corp.	1,612	344,082
Xylem, Inc.	2,380	324,108
		7,640,141
MEDIA — 0.4%
News Corp. Class A	12,108	316,261
Omnicom Group, Inc.	5,090	411,017
Trade Desk, Inc. Class A (a)	9,633	365,669
		1,092,947
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	11,972	608,058
Newmont Corp.	7,010	699,948
		1,308,006
MULTI-UTILITIES — 0.4%
Ameren Corp.	2,917	291,292
CMS Energy Corp.	2,464	172,307
DTE Energy Co.	1,961	252,930
Public Service Enterprise Group, Inc.	4,985	400,295
		1,116,824
OFFICE REITs — 0.0% *
BXP, Inc. REIT (b)	1,314	88,669
OIL, GAS & CONSUMABLE FUELS — 2.7%
Chevron Corp.	18,282	2,786,360
ConocoPhillips	10,651	997,040
EQT Corp.	4,277	229,247
Exxon Mobil Corp.	29,303	3,526,323
Occidental Petroleum Corp.	6,172	253,793
		7,792,763
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,324	243,370
Security Description	Shares	Value
Kenvue, Inc.	11,297	$194,873
		438,243
PHARMACEUTICALS — 2.3%
Johnson & Johnson	18,153	3,756,764
Merck & Co., Inc.	25,059	2,637,710
		6,394,474
PROFESSIONAL SERVICES — 0.4%
Broadridge Financial Solutions, Inc.	1,211	270,259
Jacobs Solutions, Inc.	1,298	171,933
Leidos Holdings, Inc.	1,325	239,030
Paychex, Inc.	3,821	428,640
		1,109,862
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
CoStar Group, Inc. (a)	2,009	135,085
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,407	109,365
AvalonBay Communities, Inc. REIT	1,269	230,082
Equity Residential REIT	1,800	113,472
Essex Property Trust, Inc. REIT	693	181,344
Mid-America Apartment Communities, Inc. REIT	1,138	158,080
		792,343
RETAIL REITs — 0.0% *
Kimco Realty Corp. REIT	5,258	106,580
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.0%
Advanced Micro Devices, Inc. (a)	49,310	10,560,230
Analog Devices, Inc.	14,463	3,922,366
Intel Corp. (a)	123,176	4,545,194
Micron Technology, Inc.	34,166	9,751,318
NVIDIA Corp.	65,909	12,292,029
NXP Semiconductors NV	6,823	1,481,000
		42,552,137
SOFTWARE — 14.4%
Adobe, Inc. (a)	13,321	4,662,217
Atlassian Corp. Class A (a)	4,737	768,057
Autodesk, Inc. (a)	5,781	1,711,234
Gen Digital, Inc.	15,372	417,965
HubSpot, Inc. (a)	1,689	677,796
Intuit, Inc.	9,309	6,166,468
Microsoft Corp.	24,981	12,081,311
Oracle Corp.	44,807	8,733,332
ServiceNow, Inc. (a)	33,070	5,065,993
Tyler Technologies, Inc. (a)	1,388	630,082
		40,914,455
SPECIALIZED REITs — 0.8%
Digital Realty Trust, Inc. REIT	3,166	489,812
Equinix, Inc. REIT	1,049	803,702
Gaming & Leisure Properties, Inc. REIT	2,568	114,764
Iron Mountain, Inc. REIT	3,259	270,334

See accompanying notes to financial statements.
53

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	1,526	$395,997
VICI Properties, Inc. REIT	11,787	331,450
		2,406,059
SPECIALTY RETAIL — 3.3%
AutoZone, Inc. (a)	322	1,092,063
Best Buy Co., Inc.	3,447	230,708
Burlington Stores, Inc. (a)	1,737	501,732
Dick's Sporting Goods, Inc.	909	179,955
Lowe's Cos., Inc.	9,498	2,290,538
O'Reilly Automotive, Inc. (a)	12,025	1,096,800
TJX Cos., Inc.	13,299	2,042,859
Tractor Supply Co.	14,398	720,044
Ulta Beauty, Inc. (a)	1,161	702,416
Williams-Sonoma, Inc.	2,357	420,937
		9,278,052
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Western Digital Corp.	11,102	1,912,542
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Deckers Outdoor Corp. (a)	2,248	233,050
Lululemon Athletica, Inc. (a)	2,825	587,063
NIKE, Inc. Class B	32,042	2,041,396
Tapestry, Inc.	3,749	479,010
		3,340,519
TOBACCO — 0.7%
Philip Morris International, Inc.	12,066	1,935,386
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson Enterprises, Inc.	1,738	386,931
WW Grainger, Inc.	559	564,059
		950,990
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,378	310,329
TOTAL COMMON STOCKS (Cost $238,117,345)		283,178,962
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	294,206	$294,206
State Street Navigator Securities Lending Portfolio II (c) (f)	265,456	265,456
TOTAL SHORT-TERM INVESTMENTS (Cost $559,662)		559,662
TOTAL INVESTMENTS — 100.0% (Cost $238,677,007)		283,738,624
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(128,413)
NET ASSETS — 100.0%		$283,610,211
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	03/20/2026	$348,336	$344,622	$(3,714)

During the period ended December 31, 2025, the average notional value related to futures contracts was $331,896.
See accompanying notes to financial statements.
54

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$283,178,962	$—	$—	$283,178,962
Short-Term Investments	559,662	—	—	559,662
TOTAL INVESTMENTS	$283,738,624	$—	$—	$283,738,624
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,714)	$—	$—	$(3,714)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,714)	$—	$—	$(3,714)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	2,733	$290,627	$131,217	$157,730	$6,031	$54,960	2,520	$325,105	$4,364
State Street Institutional U.S. Government Money Market Fund, Class G Shares	283,995	283,995	3,815,778	3,805,567	—	—	294,206	294,206	6,775
State Street Navigator Securities Lending Portfolio II	158,283	158,283	4,200,925	4,093,752	—	—	265,456	265,456	150
Total		$732,905	$8,147,920	$8,057,049	$6,031	$54,960		$884,767	$11,289
See accompanying notes to financial statements.
55

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.7%
AUTO MANUFACTURERS — 2.5%
Ford Motor Co.:
6.20%, 6/1/2059	$321,923	$6,802,233
6.00%, 12/1/2059 (a)	343,344	7,079,753
6.50%, 8/15/2062	258,414	5,747,128
		19,629,114
BANKS — 39.6%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a) (b)	129,421	3,216,112
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 4.63%, 1/30/2026 (a) (b)	66,799	1,286,549
Series 2, 3 mo. USD Term SOFR + 0.91%, 4.73%, 1/30/2026 (a) (b)	49,938	921,855
Series E, 3 mo. USD Term SOFR + 0.61%, 4.46%, 2/15/2026 (b)	51,433	969,512
Series GG, 6.00%, 1/30/2026 (a)	225,481	5,659,573
Series HH, 5.88%, 1/30/2026 (a)	142,169	3,487,406
Series K, 6.45%, 12/15/2066 (a)	175,368	4,477,145
Series KK, 5.38%, 1/30/2026	230,792	5,075,116
Series LL, 5.00%, 1/30/2026 (a)	217,308	4,511,314
Series NN, 4.38%, 1/30/2026	179,516	3,256,420
Series PP, 4.13%, 2/2/2026	152,400	2,616,708
Series QQ, 4.25%, 11/17/2026 (a)	216,618	3,821,142
Series SS, 4.75%, 2/17/2027 (a)	114,667	2,257,793
Bank of New York Mellon Corp. Series K, 5 yr. CMT + 2.16% 6.15%, 3/20/2030 (a) (b)	215,346	5,523,625
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 10.47%, 10/30/2040 (b)	967,325	29,213,215
Citizens Financial Group, Inc.:
Series E, 5.00%, 4/6/2026	193,810	3,705,647
Series H, 7.38%, 7/6/2029 (a)	172,274	4,539,420
Series I, 5 yr. CMT + 2.63%, 6.50%, 10/6/2030 (b)	172,274	4,374,037
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 7.97%, 1/30/2026 (a) (b)	193,810	4,959,598
Series K, 4.95%, 3/31/2026 (a)	107,848	2,085,780
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026 (a)	215,346	3,680,263
Security Description	Shares	Value
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a) (b)	$137,906	$3,501,433
JPMorgan Chase & Co.:
Series DD, 5.75%, 3/1/2026 (a)	311,667	7,766,742
Series EE, 6.00%, 3/1/2026 (a)	339,920	8,545,589
Series GG, 4.75%, 3/1/2026 (a)	165,364	3,346,967
Series JJ, 4.55%, 6/1/2026 (a)	275,608	5,346,795
Series LL, 4.63%, 6/1/2026	339,920	6,676,029
Series MM, 4.20%, 9/1/2026	367,477	6,713,805
KKR & Co., Inc. Series T, 6.88%, 6/1/2065	253,295	6,471,687
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.28%, 5.63%, 12/15/2026 (b)	107,848	2,656,296
Series J, 7.50%, 6/15/2029 (a)	323,017	8,576,101
Series K, 6.35%, 12/15/2030	192,563	4,941,167
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 4.87%, 1/30/2026 (a) (b)	211,143	4,075,060
Series F, 6.88%, 4/15/2026	163,154	4,096,797
Series I, 6.38%, 4/15/2026 (a)	192,057	4,801,425
Series E, 7.13%, 4/15/2026 (a)	165,568	4,180,592
Series K, 5.85%, 4/15/2027 (a)	192,043	4,708,894
Series L, 4.88%, 4/15/2026 (a)	97,575	1,994,433
Series O, 4.25%, 1/15/2027 (a)	249,586	4,402,697
Series P, 6.50%, 10/15/2027	192,074	4,892,125
Series Q, 6.63%, 10/15/2029 (a)	192,084	5,019,155
Northern Trust Corp. Series E, 4.70%, 4/1/2026 (a)	172,561	3,351,135
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (b)	215,346	5,058,478
Series E, 4.45%, 6/15/2026 (a)	172,561	2,976,677
5 yr. CMT + 2.77%, 6.95%, 9/15/2029 (b)	215,346	5,471,942
State Street Corp. Series G, 5.35%, 3/15/2026 (b) (c)	215,346	4,834,518
Truist Financial Corp.:
Series O, 5.25%, 3/1/2026 (a)	247,645	5,336,750
Series R, 4.75%, 3/1/2026 (a)	396,906	7,620,595

See accompanying notes to financial statements.
56

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 4.77%, 1/30/2026 (b)	$430,688	$7,687,781
Series K, 5.50%, 1/30/2026 (a)	247,645	5,572,012
Series L, 3.75%, 1/30/2026	215,700	3,306,681
Series M, 4.00%, 4/15/2026 (a)	323,017	5,278,098
Series O, 4.50%, 4/15/2027	190,936	3,467,398
UMB Financial Corp. 5 yr. CMT + 3.74% 7.75%, 7/15/2030 (a) (b)	129,421	3,494,367
Wells Fargo & Co.:
Series Y, 5.63%, 3/15/2026 (a)	228,025	5,538,727
Series Z, 4.75%, 3/15/2026	659,988	12,863,166
Series AA, 4.70%, 3/15/2026	386,229	7,473,531
Series CC, 4.38%, 3/15/2026 (a)	346,829	6,284,541
Series DD, Class A, 4.25%, 9/15/2026	412,675	7,333,235
		305,301,651
DIVERSIFIED FINANCIAL SERVICES — 9.9%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	129,416	2,719,030
4.75%, 9/30/2060	118,633	2,012,016
6.75%, 3/30/2064 (a)	193,810	4,709,583
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (b)	257,548	6,783,814
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080	172,561	2,840,354
Capital One Financial Corp.:
Series I, 5.00%, 3/1/2026 (a)	646,034	12,281,106
Series J, 4.80%, 3/1/2026	538,358	9,738,896
Series L, 4.38%, 9/1/2026 (a)	290,718	4,866,619
Series N, 4.25%, 9/1/2026	183,347	2,977,555
Carlyle Finance LLC 4.63%, 5/15/2061 (a)	212,209	3,628,774
Charles Schwab Corp.:
Series D, 5.95%, 3/1/2026 (a)	323,017	8,075,425
Series J, 4.45%, 6/1/2026	258,414	4,842,679
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (a)	215,346	3,762,095
TPG Operating Group II LP 6.95%, 3/15/2064 (a)	172,274	4,281,009
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	129,421	3,200,581
		76,719,536
ELECTRIC — 17.3%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	129,421	2,139,329
Security Description	Shares	Value
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	$150,992	$2,322,257
4.88%, 12/9/2026	112,168	1,818,243
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	107,848	1,756,844
CMS Energy Corp.:
5.88%, 10/15/2078	120,788	2,735,848
5.88%, 3/1/2079	271,332	6,281,336
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	169,749	3,588,494
4.38%, 12/1/2081	120,788	2,073,930
Series H, 6.25%, 10/1/2085	257,584	6,411,266
Duke Energy Corp.:
5.63%, 9/15/2078	215,346	5,297,512
Series A, 5.75%, 1/30/2026 (a)	430,688	10,754,279
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	174,003	3,601,862
Entergy Louisiana LLC 4.88%, 9/1/2066 (a)	116,483	2,382,077
Entergy Mississippi LLC 4.90%, 10/1/2066	112,168	2,303,931
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	116,483	2,609,219
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	107,848	2,551,684
NextEra Energy Capital Holdings, Inc.:
Series N, 5.65%, 3/1/2079	295,051	7,025,164
Series U, 6.50%, 6/1/2085	376,852	9,541,893
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	129,421	3,260,115
SCE Trust VI 5.00%, 1/30/2026	201,540	3,508,811
SCE Trust VII Series M, 7.50%, 11/22/2028	236,878	5,988,276
SCE Trust VIII Series N, 6.95%, 5/13/2029	150,743	3,583,161
Sempra 5.75%, 7/1/2079	325,088	7,187,696
Southern Co.:
5.25%, 12/1/2077 (a)	193,810	4,188,234
Series 2020, 4.95%, 1/30/2080	430,688	8,717,125
Series C, 4.20%, 10/15/2060	323,017	5,730,321
6.50%, 3/15/2085	243,339	6,180,811
Xcel Energy, Inc. 6.25%, 10/15/2085 (a)	387,620	9,674,995
		133,214,713

See accompanying notes to financial statements.
57

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
GAS — 0.3%
Spire, Inc. Series A, 5.90%, 1/30/2026	$107,848	$2,586,195
INSURANCE — 21.7%
AEGON Funding Co. LLC 5.10%, 12/15/2049	398,388	7,836,292
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 7.08%, 1/15/2053 (b)	215,346	5,573,154
Series H, 5.10%, 4/15/2026 (a)	495,291	10,371,394
Series I, 4.75%, 4/15/2026	129,421	2,508,179
Series J, 7.38%, 7/15/2028 (a)	257,532	6,775,667
Arch Capital Group Ltd.:
Series F, 5.45%, 1/30/2026	142,359	2,885,617
Series G, 4.55%, 6/11/2026	212,190	3,543,573
Assurant, Inc. 5.25%, 1/15/2061	107,848	2,097,644
Athene Holding Ltd.:
Series B, 5.63%, 1/15/2026	148,829	2,991,463
Series D, 4.88%, 1/30/2026	247,645	4,217,394
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	215,346	5,532,239
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (b)	371,468	9,138,113
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	247,645	6,196,078
Axis Capital Holdings Ltd. Series E, 5.50%, 1/30/2026	236,878	4,723,347
Corebridge Financial, Inc. 6.38%, 12/15/2064	258,414	6,008,125
Equitable Holdings, Inc.:
Series A, 5.25%, 3/15/2026	343,370	6,936,074
Series C, 4.30%, 3/15/2026	129,421	2,105,680
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	148,587	3,781,539
Globe Life, Inc. 4.25%, 6/15/2061 (a)	140,204	2,348,417
Hartford Insurance Group, Inc. Series G, 6.00%, 1/30/2026 (a)	148,587	3,719,133
Lincoln National Corp. Series D, 9.00%, 12/1/2027	215,346	5,777,733
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 4.98%, 1/30/2026 (a) (b)	258,414	5,586,911
Series E, 5.63%, 1/30/2026 (a)	346,704	8,234,220
Series F, 4.75%, 3/15/2026	430,688	8,497,474
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	243,339	5,796,335
4.13%, 9/1/2060 (a)	215,346	3,714,718
5.95%, 9/1/2062 (a)	129,421	3,196,699
Security Description	Shares	Value
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a) (b)	$172,274	$4,275,841
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a) (b)	300,334	7,640,497
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 1/30/2026	107,848	2,379,127
Series G, 4.20%, 7/15/2026	215,700	3,403,746
Unum Group 6.25%, 6/15/2058 (a)	129,421	2,992,214
W.R. Berkley Corp.:
5.10%, 12/30/2059	129,421	2,539,240
4.25%, 9/30/2060	107,848	1,787,041
4.13%, 3/30/2061	129,421	2,110,856
		167,221,774
PIPELINES — 0.5%
TransCanada PipeLines Ltd. 6.25%, 11/1/2085	159,356	3,910,596
REAL ESTATE INVESTMENT TRUSTS — 4.3%
Digital Realty Trust, Inc. Series L, 5.20%, 1/30/2026	148,829	3,046,530
Kimco Realty Corp. Series M, Class M, , 5.25%, 1/30/2026 (a)	112,864	2,330,642
Public Storage:
Series F, 5.15%, 1/30/2026	120,788	2,494,272
Series G, 5.05%, 1/30/2026	129,421	2,609,127
Series H, 5.60%, 1/30/2026	122,946	2,810,546
Series I, 4.88%, 1/30/2026	136,434	2,634,541
Series J, 4.70%, 1/30/2026	111,621	2,082,848
Series L, 4.63%, 1/30/2026	243,339	4,501,772
Series N, 3.88%, 1/30/2026	121,866	1,880,392
Series P, 4.00%, 6/16/2026	260,030	4,137,077
Series R, 4.00%, 11/19/2026	187,663	2,995,101
Series S, 4.10%, 1/13/2027	107,848	1,753,608
		33,276,456
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (b)	110,635	2,660,772
TELECOMMUNICATIONS — 3.2%
AT&T, Inc. 5.35%, 11/1/2066	569,585	12,684,658
T-Mobile USA, Inc.:
6.25%, 9/1/2069	169,468	4,245,173
5.50%, 3/1/2070	172,616	4,047,845
5.50%, 6/1/2070	170,016	3,937,571
		24,915,247
TOTAL PREFERRED STOCKS (Cost $898,674,148)		769,436,054

See accompanying notes to financial statements.
58

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	5,130,352	$5,130,352
State Street Navigator Securities Lending Portfolio II (c) (f)	32,204,626	32,204,626
TOTAL SHORT-TERM INVESTMENTS (Cost $37,334,978)		37,334,978
TOTAL INVESTMENTS — 104.5% (Cost $936,009,126)		806,771,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(34,737,751)
NET ASSETS — 100.0%		$772,033,281

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$769,436,054	$—	$—	$769,436,054
Short-Term Investments	37,334,978	—	—	37,334,978
TOTAL INVESTMENTS	$806,771,032	$—	$—	$806,771,032

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	230,798	$5,012,933	$448,688	$802,653	$(92,900)	$268,450	215,346	$4,834,518	$148,445
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,671,068	12,671,068	40,613,691	48,154,407	—	—	5,130,352	5,130,352	52,670
State Street Navigator Securities Lending Portfolio II	45,941,495	45,941,495	81,325,152	95,062,021	—	—	32,204,626	32,204,626	310,088
Total		$63,625,496	$122,387,531	$144,019,081	$(92,900)	$268,450		$42,169,496	$511,203
See accompanying notes to financial statements.
59

[This Page Intentionally Left Blank]
60

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	State Street SPDR FactSet Innovative Technology ETF	State Street SPDR Global Dow ETF	State Street SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$76,700,685	$489,645,896	$1,524,627,916
Investments in affiliated issuers, at value	7,519,440	9,295,393	8,403,220
Total Investments	84,220,125	498,941,289	1,533,031,136
Foreign currency, at value	—	264,006	—
Net cash at broker	—	59,487	275,054
Cash	—	5,730	9,968
Receivable from broker — accumulated variation margin on futures contracts	—	1,628	—
Receivable for investments sold	—	—	8,915
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	703,901	999,226
Dividends receivable — affiliated issuers	39	3,978	12,539
Securities lending income receivable — unaffiliated issuers	31	9,097	26
Securities lending income receivable — affiliated issuers	1,560	26,549	620
Receivable for foreign taxes recoverable	—	242,387	1,095
TOTAL ASSETS	84,221,755	500,258,052	1,534,338,579
LIABILITIES
Payable upon return of securities loaned	7,514,530	8,723,385	3,094,003
Payable for investments purchased	—	34,834	467,426
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	33,604
Deferred foreign taxes payable	—	77,661	—
Advisory fee payable	29,691	206,110	195,130
Trustees’ fees and expenses payable	63	—	145
TOTAL LIABILITIES	7,544,284	9,041,990	3,790,308
NET ASSETS	$76,677,471	$491,216,062	$1,530,548,271
NET ASSETS CONSIST OF:
Paid-in capital	$218,554,997	$407,420,012	$1,304,494,113
Total distributable earnings (loss)**	(141,877,526)	83,796,050	226,054,158
NET ASSETS	$76,677,471	$491,216,062	$1,530,548,271
NET ASSET VALUE PER SHARE
Net asset value per share	$178.32	$166.49	$174.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	430,000	2,950,464	8,790,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$82,361,788	$383,903,591	$1,203,586,649
Investments in affiliated issuers	7,519,440	9,295,393	8,051,856
Total cost of investments	$89,881,228	$393,198,984	$1,211,638,505
Foreign currency, at cost	$—	$263,394	$—
* Includes investments in securities on loan, at value	$7,507,533	$10,929,111	$3,110,481
** Includes deferred foreign taxes	$—	$77,661	$—
See accompanying notes to financial statements.
61

State Street SPDR NYSE Technology ETF	State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	State Street SPDR S&P Capital Markets ETF	State Street SPDR S&P Health Care Equipment ETF	State Street SPDR S&P Health Care Services ETF	State Street SPDR S&P Insurance ETF

$1,521,517,526	$2,492,712,612	$522,878,335	$154,062,953	$89,754,523	$582,659,541
978,936	4,240,463	21,755,964	13,007,094	2,840,350	11,386,369
1,522,496,462	2,496,953,075	544,634,299	167,070,047	92,594,873	594,045,910
—	—	—	—	—	—
—	247,586	—	—	—	—
—	—	—	—	—	392,565
—	—	—	—	—	—
—	—	—	—	—	351,106
15	—	—	—	—	—
275,527	1,285,440	303,895	71,394	12,718	291,005
3,009	10,150	2,874	317	239	2,706
1,048	—	3,143	1,582	494	210
6,902	118	3,550	3,515	1,229	2,547
—	914	—	—	—	—
1,522,782,963	2,498,497,283	544,947,761	167,146,855	92,609,553	595,086,049

—	516,126	12,260,331	12,882,263	2,794,666	10,954,276
—	—	516,449	—	—	809,711
—	2,374	—	—	247	—
—	27,046	—	—	—	—
—	—	—	—	—	—
456,998	421,529	158,964	46,054	25,502	187,626
—	210	164	274	24	462
456,998	967,285	12,935,908	12,928,591	2,820,439	11,952,075
$1,522,325,965	$2,497,529,998	$532,011,853	$154,218,264	$89,789,114	$583,133,974

$1,307,424,415	$1,680,781,202	$567,798,255	$530,261,189	$185,928,852	$807,142,911
214,901,550	816,748,796	(35,786,402)	(376,042,925)	(96,139,738)	(224,008,937)
$1,522,325,965	$2,497,529,998	$532,011,853	$154,218,264	$89,789,114	$583,133,974

$277.80	$56.17	$149.86	$88.12	$106.89	$60.12
5,480,012	44,460,000	3,550,000	1,750,000	840,000	9,700,000

$1,146,170,680	$1,637,633,057	$493,923,365	$181,629,199	$85,743,626	$637,986,947
978,936	3,650,193	19,296,923	13,007,094	2,840,350	11,386,369
$1,147,149,616	$1,641,283,250	$513,220,288	$194,636,293	$88,583,976	$649,373,316
$—	$—	$—	$—	$—	$—
$6,308,510	$504,343	$19,481,388	$30,837,024	$6,216,565	$13,310,046
$—	$—	$—	$—	$—	$—
62

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2025 (Unaudited)

	State Street SPDR S&P Metals & Mining ETF	State Street SPDR S&P Oil & Gas Equipment & Services ETF	State Street SPDR S&P Pharmaceuticals ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,288,316,592	$258,732,566	$227,094,264
Investments in affiliated issuers, at value	234,073,611	12,396,233	15,401,052
Total Investments	3,522,390,203	271,128,799	242,495,316
Net cash at broker	—	—	—
Cash	—	—	—
Receivable for fund shares sold	—	—	502
Dividends receivable — unaffiliated issuers	998,418	79,981	49,319
Dividends receivable — affiliated issuers	7,125	1,454	566
Securities lending income receivable — unaffiliated issuers	38,443	5,033	5,727
Securities lending income receivable — affiliated issuers	65,073	5,025	6,956
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	3,523,499,262	271,220,292	242,558,386
LIABILITIES
Payable upon return of securities loaned	231,694,080	12,073,415	15,318,033
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	35,066	57	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	955,021	78,260	68,223
Trustees’ fees and expenses payable	—	286	114
TOTAL LIABILITIES	232,684,167	12,152,018	15,386,370
NET ASSETS	$3,290,815,095	$259,068,274	$227,172,016
NET ASSETS CONSIST OF:
Paid-in capital	$4,912,197,897	$956,026,564	$684,001,628
Total distributable earnings (loss)	(1,621,382,802)	(696,958,290)	(456,829,612)
NET ASSETS	$3,290,815,095	$259,068,274	$227,172,016
NET ASSET VALUE PER SHARE
Net asset value per share	$103.65	$81.85	$56.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	31,750,230	3,165,000	4,050,270
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,869,482,191	$269,076,654	$212,778,402
Investments in affiliated issuers	234,073,611	12,396,233	15,401,052
Total cost of investments	$3,103,555,802	$281,472,887	$228,179,454
* Includes investments in securities on loan, at value	$411,759,300	$44,993,815	$50,524,983
See accompanying notes to financial statements.
63

State Street SPDR S&P Retail ETF	State Street SPDR S&P Semiconductor ETF	State Street SPDR S&P Software & Services ETF	State Street SPDR S&P Telecom ETF	State Street SPDR S&P Transportation ETF	State Street SPDR MSCI USA Gender Diversity ETF

$485,040,861	$1,581,505,309	$441,650,090	$206,780,263	$154,188,307	$282,853,857
40,966,184	98,295,502	42,855,558	18,506,562	13,840,537	884,767
526,007,045	1,679,800,811	484,505,648	225,286,825	168,028,844	283,738,624
—	—	—	—	—	25,774
—	171,329	3,093,569	—	—	—
843	—	—	—	—	—
707,450	258,528	22,636	15,383	76,679	161,855
1,498	5,054	1,684	603	575	859
3,005	17,883	8,213	4,829	2,087	—
8,081	26,096	10,662	4,608	3,874	42
—	—	—	—	—	235
526,727,922	1,680,279,701	487,642,412	225,312,248	168,112,059	283,927,389

40,414,617	96,397,874	42,582,864	18,352,582	13,731,486	265,456
—	—	3,093,569	—	—	—
—	743	684	—	77	—
—	—	—	—	—	3,712
153,583	487,768	131,754	60,004	45,735	47,960
286	630	185	72	202	50
40,568,486	96,887,015	45,809,056	18,412,658	13,777,500	317,178
$486,159,436	$1,583,392,686	$441,833,356	$206,899,590	$154,334,559	$283,610,211

$1,277,456,483	$1,768,489,636	$582,352,210	$230,146,400	$391,533,845	$337,047,918
(791,297,047)	(185,096,950)	(140,518,854)	(23,246,810)	(237,199,286)	(53,437,707)
$486,159,436	$1,583,392,686	$441,833,356	$206,899,590	$154,334,559	$283,610,211

$85.29	$321.50	$187.22	$153.26	$91.32	$131.91
5,700,226	4,925,000	2,360,000	1,350,000	1,690,000	2,150,000

$535,631,899	$1,383,113,925	$462,754,273	$186,100,273	$169,144,218	$237,868,550
40,966,184	98,295,502	42,855,558	18,506,562	13,840,537	808,457
$576,598,083	$1,481,409,427	$505,609,831	$204,606,835	$182,984,755	$238,677,007
$67,962,244	$146,113,891	$91,839,883	$43,717,133	$26,703,684	$258,806
64

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2025 (Unaudited)

State Street SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$764,601,536
Investments in affiliated issuers, at value	42,169,496
Total Investments	806,771,032
Cash	5,056
Receivable for investments sold	757
Dividends receivable — unaffiliated issuers	2,648,149
Dividends receivable — affiliated issuers	11,469
Securities lending income receivable — unaffiliated issuers	12,417
Securities lending income receivable — affiliated issuers	32,559
TOTAL ASSETS	809,481,439
LIABILITIES
Payable upon return of securities loaned	32,204,626
Payable for investments purchased	4,924,067
Payable for fund shares repurchased	21,410
Advisory fee payable	297,596
Trustees’ fees and expenses payable	459
TOTAL LIABILITIES	37,448,158
NET ASSETS	$772,033,281
NET ASSETS CONSIST OF:
Paid-in capital	$1,137,089,416
Total distributable earnings (loss)	(365,056,135)
NET ASSETS	$772,033,281
NET ASSET VALUE PER SHARE
Net asset value per share	$31.77
Shares outstanding (unlimited amount authorized, $0.01 par value)	24,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$892,848,434
Investments in affiliated issuers	43,160,692
Total cost of investments	$936,009,126
* Includes investments in securities on loan, at value	$46,432,789
See accompanying notes to financial statements.
65

[This Page Intentionally Left Blank]
66

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street SPDR FactSet Innovative Technology ETF	State Street SPDR Global Dow ETF	State Street SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$2,034	$5,453
Dividend income — unaffiliated issuers	70,624	4,818,740	11,778,316
Dividend income — affiliated issuers	542	17,711	99,667
Unaffiliated securities lending income	1,206	10,424	360
Affiliated securities lending income	7,291	86,518	2,193
Foreign taxes withheld	—	(211,378)	(4,996)
TOTAL INVESTMENT INCOME (LOSS)	79,663	4,724,049	11,880,993
EXPENSES
Advisory fee	193,117	1,125,188	1,163,984
Trustees’ fees and expenses	369	1,435	5,677
Miscellaneous expenses	—	5,750	—
TOTAL EXPENSES	193,486	1,132,373	1,169,661
NET INVESTMENT INCOME (LOSS)	$(113,823)	$3,591,676	$10,711,332
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,156,865)	(1,766,330)	(11,859,975)
Investments — affiliated issuers	—	—	33,189
In-kind redemptions — unaffiliated issuers	958,049	31,589,352	114,944,014
In-kind redemptions — affiliated issuers	—	—	32,105
Foreign currency transactions	—	(38,741)	10
Futures contracts	—	198,377	450,510
Net realized gain (loss)	(6,198,816)	29,982,658	103,599,853
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	1,147,460	19,446,887	1,681,527
Investments — affiliated issuers	—	—	93,343
Foreign currency translations	—	(8,292)	—
Futures contracts	—	(40,632)	(137,018)
Net change in unrealized appreciation/depreciation	1,147,460	19,397,963	1,637,852
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,051,356)	49,380,621	105,237,705
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(5,165,179)	$52,972,297	$115,949,037
* Includes foreign capital gain taxes	$—	$(1,758)	$—
** Includes foreign deferred taxes	$—	$67,631	$—
See accompanying notes to financial statements.
67

State Street SPDR NYSE Technology ETF	State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	State Street SPDR S&P Capital Markets ETF	State Street SPDR S&P Health Care Equipment ETF	State Street SPDR S&P Health Care Services ETF	State Street SPDR S&P Insurance ETF

$—	$3,875	$—	$—	$—	$—
3,522,256	13,790,985	5,481,839	310,898	211,207	6,666,801
30,372	89,637	154,152	2,677	1,591	24,689
27,127	292	7,208	10,421	4,170	5,213
35,970	267	27,121	17,526	7,328	21,546
(78,738)	(3,325)	—	—	—	—
3,536,987	13,881,731	5,670,320	341,522	224,296	6,718,249

2,401,801	2,389,086	1,011,455	264,768	139,587	1,308,058
4,139	8,228	2,086	694	308	3,578
—	—	—	—	—	—
2,405,940	2,397,314	1,013,541	265,462	139,895	1,311,636
$1,131,047	$11,484,417	$4,656,779	$76,060	$84,401	$5,406,613

(21,324,773)	(5,677,158)	4,676,936	(12,822,270)	(2,454,660)	(140,648)
—	6,794	217,307	—	—	—
196,206,216	37,238,704	23,090,922	10,782,025	4,008,482	30,185,605
—	14,914	751,192	—	—	—
—	—	—	—	—	—
—	376,523	—	—	—	—
174,881,443	31,959,777	28,736,357	(2,040,245)	1,553,822	30,044,957

44,101,364	200,512,832	(18,316,498)	12,997,990	3,455,908	(31,619,506)
—	260,768	938,860	—	—	—
—	—	—	—	—	—
—	(115,325)	—	—	—	—
44,101,364	200,658,275	(17,377,638)	12,997,990	3,455,908	(31,619,506)
218,982,807	232,618,052	11,358,719	10,957,745	5,009,730	(1,574,549)
$220,113,854	$244,102,469	$16,015,498	$11,033,805	$5,094,131	$3,832,064
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
68

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street SPDR S&P Metals & Mining ETF	State Street SPDR S&P Oil & Gas Equipment & Services ETF	State Street SPDR S&P Pharmaceuticals ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$9,469,968	$2,079,850	$906,539
Dividend income — affiliated issuers	35,374	5,247	4,097
Unaffiliated securities lending income	448,814	19,215	22,194
Affiliated securities lending income	380,119	21,543	28,762
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	10,334,275	2,125,855	961,592
EXPENSES
Advisory fee	4,659,170	342,626	321,027
Trustees’ fees and expenses	6,726	725	600
TOTAL EXPENSES	4,665,896	343,351	321,627
NET INVESTMENT INCOME (LOSS)	$5,668,379	$1,782,504	$639,965
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,834,038	(16,408,744)	(7,215,825)
In-kind redemptions — unaffiliated issuers	467,318,940	7,224,469	34,062,691
Net realized gain (loss)	522,152,978	(9,184,275)	26,846,866
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	491,170,802	54,185,147	32,245,020
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,013,323,780	45,000,872	59,091,886
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,018,992,159	$46,783,376	$59,731,851
See accompanying notes to financial statements.
69

State Street SPDR S&P Retail ETF	State Street SPDR S&P Semiconductor ETF	State Street SPDR S&P Software & Services ETF	State Street SPDR S&P Telecom ETF

$2,711,979	$4,046,875	$427,889	$1,534,100
6,796	28,733	8,841	4,399
21,153	101,433	61,886	21,424
41,190	190,654	109,111	18,517
—	(53,432)	—	(27)
2,781,118	4,314,263	607,727	1,578,413

683,762	2,692,423	829,431	293,672
1,387	4,940	1,968	557
685,149	2,697,363	831,399	294,229
$2,095,969	$1,616,900	$(223,672)	$1,284,184

(17,577,421)	82,085,076	14,595,250	12,247,515
31,089,371	136,098,752	20,344,849	16,525,487
13,511,950	218,183,828	34,940,099	28,773,002

(5,689,323)	92,785,700	(39,918,276)	11,783,074
7,822,627	310,969,528	(4,978,177)	40,556,076
$9,918,596	$312,586,428	$(5,201,849)	$41,840,260
70

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street SPDR S&P Transportation ETF	State Street SPDR MSCI USA Gender Diversity ETF	State Street SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$417	$—
Dividend income — unaffiliated issuers	747,569	2,039,201	25,732,193
Dividend income — affiliated issuers	2,957	11,139	201,115
Unaffiliated securities lending income	17,952	9	58,041
Affiliated securities lending income	16,859	150	310,088
Foreign taxes withheld	—	(1,274)	—
TOTAL INVESTMENT INCOME (LOSS)	785,337	2,049,642	26,301,437
EXPENSES
Advisory fee	259,673	279,176	1,832,019
Trustees’ fees and expenses	718	995	3,401
TOTAL EXPENSES	260,391	280,171	1,835,420
NET INVESTMENT INCOME (LOSS)	$524,946	$1,769,471	$24,466,017
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,499,275)	(10,333,450)	(18,249,600)
Investments — affiliated issuers	—	4,350	(91,175)
In-kind redemptions — unaffiliated issuers	7,153,081	32,360,321	(139,114)
In-kind redemptions — affiliated issuers	—	1,681	(1,725)
Futures contracts	—	37,216	—
Net realized gain (loss)	5,653,806	22,070,118	(18,481,614)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	14,060,103	(5,782,833)	28,050,841
Investments — affiliated issuers	—	54,960	268,450
Futures contracts	—	(11,312)	—
Net change in unrealized appreciation/depreciation	14,060,103	(5,739,185)	28,319,291
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,713,909	16,330,933	9,837,677
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,238,855	$18,100,404	$34,303,694
See accompanying notes to financial statements.
71

[This Page Intentionally Left Blank]
72

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR FactSet Innovative Technology ETF		State Street SPDR Global Dow ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(113,823)	$(256,798)	$3,591,676	$6,833,626
Net realized gain (loss)	(6,198,816)	(1,070,875)	29,982,658	9,005,868
Net change in unrealized appreciation/depreciation	1,147,460	22,752,581	19,397,963	38,090,851
Net increase (decrease) in net assets resulting from operations	(5,165,179)	21,424,908	52,972,297	53,930,345
Net equalization credits and charges	133,248	1,130,676	(259,437)	(274,662)
Distributions to shareholders	—	—	(8,141,180)	(8,075,865)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,880,228	46,782,624	104,198,400	154,121,884
Cost of shares redeemed	(10,887,335)	(125,391,227)	(52,272,950)	(13,573,668)
Net income equalization	(133,248)	(1,130,676)	259,437	274,662
Other capital	—	—	2,633	9,204
Net increase (decrease) in net assets from beneficial interest transactions	(9,140,355)	(79,739,279)	52,187,520	140,832,082
Net increase (decrease) in net assets during the period	(14,172,286)	(57,183,695)	96,759,200	186,411,900
Net assets at beginning of period	90,849,757	148,033,452	394,456,862	208,044,962
NET ASSETS AT END OF PERIOD	$76,677,471	$90,849,757	$491,216,062	$394,456,862
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,000	290,000	650,000	1,100,000
Shares redeemed	(60,000)	(820,000)	(325,000)	(100,000)
Net increase (decrease) from share transactions	(50,000)	(530,000)	325,000	1,000,000
See accompanying notes to financial statements.
73

State Street SPDR MSCI USA StrategicFactorsSM ETF		State Street SPDR NYSE Technology ETF		State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$10,711,332	$21,560,119	$1,131,047	$3,355,601	$11,484,417	$21,597,479
103,599,853	66,981,175	174,881,443	119,730,564	31,959,777	53,429,039
1,637,852	77,957,699	44,101,364	76,252,892	200,658,275	209,238,718
115,949,037	166,498,993	220,113,854	199,339,057	244,102,469	284,265,236
(472,134)	450,558	32,921	21,683	100,906	79,855
(12,499,121)	(21,581,878)	(1,265,911)	(3,510,197)	(11,531,704)	(21,702,427)

92,780,708	301,304,309	538,225,506	362,930,664	133,262,167	292,692,494
(248,350,379)	(162,784,799)	(366,814,925)	(265,488,057)	(72,644,591)	(133,184,107)
472,134	(450,558)	(32,921)	(21,683)	(100,906)	(79,855)
—	—	—	—	—	—
(155,097,537)	138,068,952	171,377,660	97,420,924	60,516,670	159,428,532
(52,119,755)	283,436,625	390,258,524	293,271,467	293,188,341	422,071,196
1,582,668,026	1,299,231,401	1,132,067,441	838,795,974	2,204,341,657	1,782,270,461
$1,530,548,271	$1,582,668,026	$1,522,325,965	$1,132,067,441	$2,497,529,998	$2,204,341,657

550,000	1,910,000	2,030,000	1,810,000	2,430,000	6,270,000
(1,470,000)	(1,010,000)	(1,330,000)	(1,330,000)	(1,320,000)	(2,910,000)
(920,000)	900,000	700,000	480,000	1,110,000	3,360,000
74

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P Capital Markets ETF		State Street SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,656,779	$7,672,777	$76,060	$56,605
Net realized gain (loss)	28,736,357	73,118,421	(2,040,245)	(4,602,093)
Net change in unrealized appreciation/depreciation	(17,377,638)	36,835,460	12,997,990	397,171
Net increase (decrease) in net assets resulting from operations	16,015,498	117,626,658	11,033,805	(4,148,317)
Net equalization credits and charges	(63,612)	235,545	86,654	228,802
Distributions to shareholders	(4,784,635)	(8,561,227)	(93,540)	(119,142)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	144,798,120	338,426,061	59,770,470	31,384,809
Cost of shares redeemed	(120,662,284)	(367,032,191)	(83,215,941)	(105,221,368)
Net income equalization	63,612	(235,545)	(86,654)	(228,802)
Net increase (decrease) in net assets from beneficial interest transactions	24,199,448	(28,841,675)	(23,532,125)	(74,065,361)
Net increase (decrease) in net assets during the period	35,366,699	80,459,301	(12,505,206)	(78,104,018)
Net assets at beginning of period	496,645,154	416,185,853	166,723,470	244,827,488
NET ASSETS AT END OF PERIOD	$532,011,853	$496,645,154	$154,218,264	$166,723,470
SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	2,475,000	725,000	375,000
Shares redeemed	(825,000)	(2,825,000)	(1,025,000)	(1,225,000)
Net increase (decrease) from share transactions	125,000	(350,000)	(300,000)	(850,000)
See accompanying notes to financial statements.
75

State Street SPDR S&P Health Care Services ETF		State Street SPDR S&P Insurance ETF		State Street SPDR S&P Metals & Mining ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$84,401	$235,392	$5,406,613	$15,131,070	$5,668,379	$10,461,539
1,553,822	40,382	30,044,957	156,198,147	522,152,978	167,599,836
3,455,908	7,559,832	(31,619,506)	(21,335,584)	491,170,802	14,450,402
5,094,131	7,835,606	3,832,064	149,993,633	1,018,992,159	192,511,777
(7,134)	(2,614)	(447,586)	(423,149)	349,516	(232,363)
(141,031)	(236,469)	(5,466,897)	(14,680,421)	(6,999,363)	(8,816,163)

15,938,245	21,696,157	1,372,555,895	2,763,631,166	2,274,938,213	2,312,356,687
(16,710,066)	(24,677,662)	(1,680,682,428)	(2,729,386,548)	(1,884,394,943)	(2,602,587,390)
7,134	2,614	447,586	423,149	(349,516)	232,363
(764,687)	(2,978,891)	(307,678,947)	34,667,767	390,193,754	(289,998,340)
4,181,279	4,617,632	(309,761,366)	169,557,830	1,402,536,066	(106,535,089)
85,607,835	80,990,203	892,895,340	723,337,510	1,888,279,029	1,994,814,118
$89,789,114	$85,607,835	$583,133,974	$892,895,340	$3,290,815,095	$1,888,279,029

150,000	220,000	23,550,000	48,200,000	24,200,000	37,900,000
(170,000)	(260,000)	(28,800,000)	(47,750,000)	(20,550,000)	(43,400,000)
(20,000)	(40,000)	(5,250,000)	450,000	3,650,000	(5,500,000)
76

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P Oil & Gas Equipment & Services ETF		State Street SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,782,504	$3,235,087	$639,965	$2,051,859
Net realized gain (loss)	(9,184,275)	(15,830,673)	26,846,866	12,782,990
Net change in unrealized appreciation/depreciation	54,185,147	(59,687,637)	32,245,020	(7,364,596)
Net increase (decrease) in net assets resulting from operations	46,783,376	(72,283,223)	59,731,851	7,470,253
Net equalization credits and charges	(275,616)	43,028	(45,965)	90,323
Distributions to shareholders	(1,770,121)	(3,240,660)	(832,420)	(2,292,584)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	107,744,294	58,436,200	146,668,417	135,497,462
Cost of shares redeemed	(37,267,527)	(86,276,439)	(126,351,896)	(187,867,178)
Net income equalization	275,616	(43,028)	45,965	(90,323)
Net increase (decrease) in net assets from beneficial interest transactions	70,752,383	(27,883,267)	20,362,486	(52,460,039)
Net increase (decrease) in net assets during the period	115,490,022	(103,364,122)	79,215,952	(47,192,047)
Net assets at beginning of period	143,578,252	246,942,374	147,956,064	195,148,111
NET ASSETS AT END OF PERIOD	$259,068,274	$143,578,252	$227,172,016	$147,956,064
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	700,000	2,900,000	3,100,000
Shares redeemed	(500,000)	(1,150,000)	(2,500,000)	(4,350,000)
Net increase (decrease) from share transactions	900,000	(450,000)	400,000	(1,250,000)
See accompanying notes to financial statements.
77

State Street SPDR S&P Retail ETF		State Street SPDR S&P Semiconductor ETF		State Street SPDR S&P Software & Services ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$2,095,969	$4,591,901	$1,616,900	$4,046,924	$(223,672)	$221,434
13,511,950	(28,594,181)	218,183,828	80,863,121	34,940,099	67,088,737
(5,689,323)	23,125,064	92,785,700	(63,482,257)	(39,918,276)	10,284,604
9,918,596	(877,216)	312,586,428	21,427,788	(5,201,849)	77,594,775
(2,921,162)	2,505,334	(9,306)	(98,040)	63,298	(56,765)
(1,785,732)	(5,456,706)	(1,805,310)	(3,928,515)	—	(323,898)

6,121,780,753	9,059,307,772	437,397,152	565,005,224	36,543,484	290,145,522
(5,801,809,769)	(9,251,376,349)	(455,080,377)	(826,462,430)	(88,931,127)	(229,077,115)
2,921,162	(2,505,334)	9,306	98,040	(63,298)	56,765
322,892,146	(194,573,911)	(17,673,919)	(261,359,166)	(52,450,941)	61,125,172
328,103,848	(198,402,499)	293,097,893	(243,957,933)	(57,589,492)	138,339,284
158,055,588	356,458,087	1,290,294,793	1,534,252,726	499,422,848	361,083,564
$486,159,436	$158,055,588	$1,583,392,686	$1,290,294,793	$441,833,356	$499,422,848

73,200,000	121,350,000	1,450,000	2,375,000	190,000	1,570,000
(69,550,000)	(124,050,000)	(1,550,000)	(3,550,000)	(460,000)	(1,330,000)
3,650,000	(2,700,000)	(100,000)	(1,175,000)	(270,000)	240,000
78

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR S&P Telecom ETF		State Street SPDR S&P Transportation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,284,184	$1,110,570	$524,946	$1,362,372
Net realized gain (loss)	28,773,002	22,131,598	5,653,806	5,074,368
Net change in unrealized appreciation/depreciation	11,783,074	11,513,838	14,060,103	889,597
Net increase (decrease) in net assets resulting from operations	41,840,260	34,756,006	20,238,855	7,326,337
Net equalization credits and charges	27,377	(86,774)	214,484	(78,377)
Distributions to shareholders	(1,294,799)	(919,198)	(657,867)	(1,782,431)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	114,911,546	118,438,094	15,202,580	156,149,288
Cost of shares redeemed	(65,903,388)	(95,197,354)	(52,018,773)	(157,446,083)
Net income equalization	(27,377)	86,774	(214,484)	78,377
Net increase (decrease) in net assets from beneficial interest transactions	48,980,781	23,327,514	(37,030,677)	(1,218,418)
Net increase (decrease) in net assets during the period	89,553,619	57,077,548	(17,235,205)	4,247,111
Net assets at beginning of period	117,345,971	60,268,423	171,569,764	167,322,653
NET ASSETS AT END OF PERIOD	$206,899,590	$117,345,971	$154,334,559	$171,569,764
SHARES OF BENEFICIAL INTEREST:
Shares sold	850,000	1,175,000	170,000	1,900,000
Shares redeemed	(500,000)	(950,000)	(610,000)	(1,910,000)
Net increase (decrease) from share transactions	350,000	225,000	(440,000)	(10,000)
See accompanying notes to financial statements.
79

State Street SPDR MSCI USA Gender Diversity ETF		State Street SPDR ICE Preferred Securities ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$1,769,471	$3,233,325	$24,466,017	$52,400,834
22,070,118	38,303,684	(18,481,614)	(12,572,380)
(5,739,185)	(2,926,583)	28,319,291	(43,519,422)
18,100,404	38,610,426	34,303,694	(3,690,968)
585	(28,953)	834,052	(681,084)
(1,870,225)	(3,170,086)	(31,320,000)	(56,403,000)

112,800,571	98,854,365	22,482,675	190,237,187
(107,392,811)	(117,184,874)	(54,586,383)	(138,682,902)
(585)	28,953	(834,052)	681,084
5,407,175	(18,301,556)	(32,937,760)	52,235,369
21,637,939	17,109,831	(29,120,014)	(8,539,683)
261,972,272	244,862,441	801,153,295	809,692,978
$283,610,211	$261,972,272	$772,033,281	$801,153,295

900,000	850,000	700,000	5,600,000
(850,000)	(1,000,000)	(1,700,000)	(4,250,000)
50,000	(150,000)	(1,000,000)	1,350,000
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$189.27	$146.57	$131.97	$107.82	$226.17	$145.30
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.25)	(0.45)	(0.31)	0.06	(0.52)	(0.59)
Net realized and unrealized gain (loss) (b)	(10.99)	41.15	15.66	23.34	(118.26)	81.84
Total from investment operations	(11.24)	40.70	15.35	23.40	(118.78)	81.25
Net equalization credits and charges (a)	0.29	2.00	(0.65)	0.72	0.49	(0.25)
Contribution from affiliate	—	—	—	0.09	—	—
Distributions to shareholders from:
Net investment income	—	—	(0.10)	(0.06)	(0.06)	(0.13)
Net asset value, end of period	$178.32	$189.27	$146.57	$131.97	$107.82	$226.17
Total return (c)	(5.79)%	29.14%	11.15%	22.46%(d)	(52.30)%	55.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$76,677	$90,850	$148,033	$101,615	$126,151	$364,139
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	(0.27)%(e)	(0.27)%	(0.23)%	0.06%	(0.28)%	(0.29)%
Portfolio turnover rate (f)	61%(g)	58%	34%	68%	53%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Global Dow ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$150.24	$127.99	$112.45	$95.97	$110.51	$78.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.29	3.49	3.03	3.24	3.32	2.22
Net realized and unrealized gain (loss) (b)	17.87	22.67	15.64	16.17	(14.31)	32.59
Total from investment operations	19.16	26.16	18.67	19.41	(10.99)	34.81
Net equalization credits and charges (a)	(0.09)	(0.14)	0.03	0.06	(0.02)	(0.03)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(2.82)	(3.77)	(3.16)	(2.99)	(3.55)	(2.27)
Net asset value, end of period	$166.49	$150.24	$127.99	$112.45	$95.97	$110.51
Total return (d)	12.70%	20.59%	16.80%	20.64%	(10.22)%	44.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$491,216	$394,457	$208,045	$151,855	$96,010	$96,750
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	1.60%(e)	2.53%	2.54%	3.15%	3.01%	2.33%
Portfolio turnover rate (f)	11%(g)	9%	12%	7%	12%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$162.99	$147.47	$122.97	$108.01	$119.37	$88.43
Income (loss) from investment operations:
Net investment income (loss) (a)	1.18	2.36	2.25	1.93	1.73	1.76
Net realized and unrealized gain (loss) (b)	11.42	15.45	24.42	14.97	(11.41)	30.99
Total from investment operations	12.60	17.81	26.67	16.90	(9.68)	32.75
Net equalization credits and charges (a)	(0.05)	0.05	0.01	0.02	(0.00)(c)	(0.03)
Distributions to shareholders from:
Net investment income	(1.42)	(2.34)	(2.18)	(1.96)	(1.68)	(1.78)
Net asset value, end of period	$174.12	$162.99	$147.47	$122.97	$108.01	$119.37
Total return (d)	7.70%	12.16%	21.84%	15.82%	(8.28)%	37.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,530,548	$1,582,668	$1,299,231	$981,331	$814,388	$954,973
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	1.38%(e)	1.51%	1.69%	1.71%	1.42%	1.69%
Portfolio turnover rate (f)	9%(g)	16%	13%	20%	16%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR NYSE Technology ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$236.83	$195.07	$139.47	$103.04	$158.99	$99.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.76	0.74	0.70	0.67	0.47
Net realized and unrealized gain (loss) (b)	40.98	41.79	55.58	36.39	(55.91)	59.47
Total from investment operations	41.20	42.55	56.32	37.09	(55.24)	59.94
Net equalization credits and charges (a)	0.01	0.00(c)	0.01	0.00(c)	(0.02)	(0.01)
Contribution from affiliate	—	—	—	0.05	—	—
Distributions to shareholders from:
Net investment income	(0.24)	(0.79)	(0.73)	(0.71)	(0.69)	(0.43)
Net asset value, end of period	$277.80	$236.83	$195.07	$139.47	$103.04	$158.99
Total return (d)	17.40%	21.86%	40.45%	36.24%(e)	(34.86)%	60.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,522,326	$1,132,067	$838,796	$525,798	$383,841	$711,479
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.16%(f)	0.38%	0.45%	0.63%	0.45%	0.35%
Portfolio turnover rate (g)	18%(h)	16%	8%	15%	17%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 36.19%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)
Net asset value, beginning of period	$50.85	$44.57	$36.18	$30.74	$35.34	$25.46
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.51	0.49	0.45	0.42	0.40
Net realized and unrealized gain (loss) (c)	5.32	6.28	8.39	5.91	(4.62)	9.86
Total from investment operations	5.58	6.79	8.88	6.36	(4.20)	10.26
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.26)	(0.51)	(0.49)	(0.92)	(0.41)	(0.40)
Net asset value, end of period	$56.17	$50.85	$44.57	$36.18	$30.74	$35.34
Total return (e)	10.99%	15.31%	24.70%	19.37%	(12.01)%	40.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,497,530	$2,204,342	$1,782,270	$1,385,936	$1,161,919	$1,154,523
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.21%	0.20%	0.23%
Net expenses	0.20%(f)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	0.96%(f)	1.08%	1.25%	1.40%	1.16%	1.28%
Portfolio turnover rate (g)	2%(h)	2%	2%	2%	2%	4%
(a)	Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$145.01	$110.25	$84.81	$72.95	$94.02	$56.15
Income (loss) from investment operations:
Net investment income (loss) (a)	1.22	2.05	2.21	1.63	1.78	1.62
Net realized and unrealized gain (loss) (b)	4.91	34.92	25.46	11.99	(21.28)	38.10
Total from investment operations	6.13	36.97	27.67	13.62	(19.50)	39.72
Net equalization credits and charges (a)	(0.02)	0.06	(0.17)	0.01	0.30	(0.17)
Distributions to shareholders from:
Net investment income	(1.26)	(2.27)	(2.06)	(1.77)	(1.86)	(1.68)
Net asset value, end of period	$149.86	$145.01	$110.25	$84.81	$72.95	$94.02
Total return (c)	4.21%	33.76%	32.64%	18.89%	(20.82)%	71.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$532,012	$496,645	$416,186	$137,809	$89,360	$117,528
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.61%(d)	1.57%	2.27%	2.00%	1.86%	2.06%
Portfolio turnover rate (e)	14%(f)	22%	23%	44%	26%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$81.33	$84.42	$98.29	$84.92	$129.05	$89.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.02	0.00(b)	(0.01)	(0.04)	(0.13)
Net realized and unrealized gain (loss) (c)	6.75	(3.16)	(14.03)	13.48	(44.14)	39.93
Total from investment operations	6.79	(3.14)	(14.03)	13.47	(44.18)	39.80
Net equalization credits and charges (a)	0.05	0.10	0.19	(0.08)	0.07	(0.00)(b)
Distributions to shareholders from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.02)	(0.02)	—
Net asset value, end of period	$88.12	$81.33	$84.42	$98.29	$84.92	$129.05
Total return (d)	8.42%	(3.61)%	(14.08)%	15.76%	(34.18)%	44.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$154,218	$166,723	$244,827	$592,171	$384,281	$809,806
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.10%(e)	0.03%	0.00%(f)	(0.01)%	(0.04)%	(0.12)%
Portfolio turnover rate (g)	19%(h)	42%	38%	49%	42%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$99.54	$89.99	$93.70	$82.29	$114.37	$68.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.28	0.28	0.18	0.16	0.22
Net realized and unrealized gain (loss) (b)	7.43	9.55	(3.72)	11.41	(32.08)	46.50
Total from investment operations	7.54	9.83	(3.44)	11.59	(31.92)	46.72
Net equalization credits and charges (a)	(0.01)	0.00(c)	0.01	(0.00)(c)	0.03	(0.19)
Distributions to shareholders from:
Net investment income	(0.18)	(0.28)	(0.28)	(0.18)	(0.19)	(0.21)
Net asset value, end of period	$106.89	$99.54	$89.99	$93.70	$82.29	$114.37
Total return (d)	7.57%	10.94%	(3.65)%	14.11%	(27.91)%	68.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,789	$85,608	$80,990	$109,630	$89,695	$213,867
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.21%(e)	0.29%	0.31%	0.20%	0.16%	0.24%
Portfolio turnover rate (f)	23%(g)	44%	37%	51%	44%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Insurance ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$59.73	$49.89	$40.87	$37.84	$38.56	$27.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.93	0.77	0.74	0.73	0.67
Net realized and unrealized gain (loss) (b)	0.49	9.87	8.98	3.12	(0.67)	11.16
Total from investment operations	0.92	10.80	9.75	3.86	0.06	11.83
Net equalization credits and charges (a)	(0.04)	(0.03)	0.02	(0.10)	(0.04)	0.10
Distributions to shareholders from:
Net investment income	(0.49)	(0.93)	(0.75)	(0.73)	(0.74)	(0.71)
Net asset value, end of period	$60.12	$59.73	$49.89	$40.87	$37.84	$38.56
Total return (c)	1.47%	21.64%	24.03%	10.01%	(0.01)%	44.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$583,134	$892,895	$723,338	$482,212	$543,072	$690,253
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.45%(d)	1.64%	1.65%	1.86%	1.84%	2.04%
Portfolio turnover rate (e)	11%(f)	20%	23%	23%	26%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$67.20	$59.37	$50.81	$43.44	$43.03	$21.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.37	0.45	0.85	0.44	0.34
Net realized and unrealized gain (loss) (b)	36.48	7.80	8.57	7.42	0.41	21.77
Total from investment operations	36.67	8.17	9.02	8.27	0.85	22.11
Net equalization credits and charges (a)	0.01	(0.01)	—	(0.02)	(0.02)	0.03
Distributions to shareholders from:
Net investment income	(0.23)	(0.33)	(0.46)	(0.88)	(0.42)	(0.32)
Net asset value, end of period	$103.65	$67.20	$59.37	$50.81	$43.44	$43.03
Total return (c)	54.60%	13.80%	17.83%	19.09%	1.87%	104.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,290,815	$1,888,279	$1,994,814	$1,803,607	$1,998,458	$2,056,695
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.43%(d)	0.62%	0.81%	1.69%	0.90%	0.96%
Portfolio turnover rate (e)	24%(f)	48%	43%	33%	38%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$63.39	$90.95	$78.14	$59.74	$61.95	$33.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.68	1.26	0.71	0.30	0.14	0.27
Net realized and unrealized gain (loss) (b)	18.56	(27.54)	12.89	18.50	(2.11)	29.51
Total from investment operations	19.24	(26.28)	13.60	18.80	(1.97)	29.78
Net equalization credits and charges (a)	(0.11)	0.02	0.01	(0.04)	0.01	(0.04)
Other capital	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.67)	(1.30)	(0.80)	(0.36)	(0.25)	(0.92)
Net asset value, end of period	$81.85	$63.39	$90.95	$78.14	$59.74	$61.95
Total return (d)	30.25%	(29.03)%	17.44%	31.51%	(3.18)%	90.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$259,068	$143,578	$246,942	$278,571	$230,843	$183,691
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.82%(e)	1.62%	0.80%	0.41%	0.22%	0.59%
Portfolio turnover rate (f)	23%(g)	34%	39%	32%	38%	64%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$40.53	$39.82	$41.03	$42.02	$51.75	$43.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.54	0.64	0.53	0.56	0.25
Net realized and unrealized gain (loss) (b)	15.62	0.75	(1.24)	(0.93)	(9.65)	8.67
Total from investment operations	15.79	1.29	(0.60)	(0.40)	(9.09)	8.92
Net equalization credits and charges (a)	(0.01)	0.02	0.01	(0.03)	(0.01)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.22)	(0.60)	(0.62)	(0.56)	(0.63)	(0.26)
Net asset value, end of period	$56.09	$40.53	$39.82	$41.03	$42.02	$51.75
Total return (d)	38.95%	3.20%	(1.46)%	(1.01)%	(17.67)%	20.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$227,172	$147,956	$195,148	$221,566	$205,929	$271,717
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.70%(e)	1.25%	1.56%	1.27%	1.21%	0.52%
Portfolio turnover rate (f)	36%(g)	45%	61%	53%	60%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Retail ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$77.09	$75.04	$63.75	$58.18	$97.19	$42.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.93	0.93	1.24	0.99	0.68
Net realized and unrealized gain (loss) (b)	8.65	1.68	11.09	6.07	(37.92)	54.27
Total from investment operations	9.10	2.61	12.02	7.31	(36.93)	54.95
Net equalization credits and charges (a)	(0.63)	0.51	0.29	(0.34)	(0.55)	0.02
Contribution from affiliate	—	—	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.27)	(1.07)	(1.02)	(1.40)	(1.53)	(0.66)
Net asset value, end of period	$85.29	$77.09	$75.04	$63.75	$58.18	$97.19
Total return (c)	10.98%	4.16%	19.39%	12.17%	(39.02)%	128.92%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$486,159	$158,056	$356,458	$478,169	$378,184	$1,054,575
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.07%(e)	1.23%	1.35%	1.96%	1.13%	0.97%
Portfolio turnover rate (f)	40%(g)	51%	34%	40%	39%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$256.78	$247.46	$221.27	$151.79	$192.29	$112.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.73	0.54	0.73	0.53	0.28
Net realized and unrealized gain (loss) (b)	64.76	9.35	26.21	69.51	(40.57)	80.28
Total from investment operations	65.08	10.08	26.75	70.24	(40.04)	80.56
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.01)	0.02	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.36)	(0.74)	(0.55)	(0.78)	(0.47)	(0.27)
Net asset value, end of period	$321.50	$256.78	$247.46	$221.27	$151.79	$192.29
Total return (d)	25.35%	4.09%	12.11%	46.40%	(20.86)%	71.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,583,393	$1,290,295	$1,534,253	$1,587,624	$933,501	$995,093
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.21%(e)	0.31%	0.25%	0.40%	0.26%	0.17%
Portfolio turnover rate (f)	21%(g)	28%	30%	31%	36%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Software & Services ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$189.89	$151.08	$133.23	$111.02	$171.45	$111.44
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.09)	0.09	0.11	0.27	0.28	(0.00)(b)
Net realized and unrealized gain (loss) (c)	(2.61)	38.86	17.92	22.20	(60.49)	60.08
Total from investment operations	(2.70)	38.95	18.03	22.47	(60.21)	60.08
Net equalization credits and charges (a)	0.03	(0.02)	(0.01)	0.00(b)	(0.04)	(0.01)
Contribution from affiliate	—	—	—	—	0.04	—
Other capital	—	—	—	—	0.00(b)	—
Distributions to shareholders from:
Net investment income	—	(0.12)	(0.17)	(0.26)	(0.22)	(0.06)
Net asset value, end of period	$187.22	$189.89	$151.08	$133.23	$111.02	$171.45
Total return (d)	(1.41)%	25.77%	13.53%	20.27%	(35.16)%(e)	53.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$441,833	$499,423	$361,084	$306,433	$209,837	$526,365
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	(0.09)%(f)	0.05%	0.08%	0.23%	0.17%	0.00%(g)
Portfolio turnover rate (h)	25%(i)	51%	41%	63%	46%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Telecom ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$117.35	$77.77	$77.64	$77.79	$102.27	$69.77
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07	0.95	0.61	0.61	1.20	0.82
Net realized and unrealized gain (loss) (b)	35.95	39.49	0.16	(0.19)	(24.35)	32.25
Total from investment operations	37.02	40.44	0.77	0.42	(23.15)	33.07
Net equalization credits and charges (a)	0.02	(0.07)	0.00(c)	(0.02)	(0.02)	0.24
Distributions to shareholders from:
Net investment income	(1.13)	(0.79)	(0.64)	(0.55)	(1.31)	(0.81)
Net asset value, end of period	$153.26	$117.35	$77.77	$77.64	$77.79	$102.27
Total return (d)	31.66%	52.02%	1.04%	0.52%	(22.87)%	48.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$206,900	$117,346	$60,268	$62,109	$54,456	$84,375
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.53%(e)	0.93%	0.83%	0.75%	1.28%	0.94%
Portfolio turnover rate (f)	34%(g)	41%	50%	40%	41%	61%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Transportation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$80.55	$78.19	$83.70	$67.81	$84.92	$52.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.56	0.75	0.75	0.42	1.02
Net realized and unrealized gain (loss) (b)	10.72	2.59	(5.64)	15.69	(16.89)	31.84
Total from investment operations	11.03	3.15	(4.89)	16.44	(16.47)	32.86
Net equalization credits and charges (a)	0.13	(0.03)	0.07	0.05	(0.02)	0.20
Distributions to shareholders from:
Net investment income	(0.39)	(0.76)	(0.69)	(0.60)	(0.62)	(1.00)
Net asset value, end of period	$91.32	$80.55	$78.19	$83.70	$67.81	$84.92
Total return (c)	13.87%	3.99%	(5.78)%	24.53%	(19.57)%	62.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$154,335	$171,570	$167,323	$246,091	$503,793	$572,388
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.71%(d)	0.69%	0.95%	1.04%	0.49%	1.35%
Portfolio turnover rate (e)	13%(f)	28%	34%	29%	37%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI USA Gender Diversity ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$124.75	$108.83	$88.04	$75.84	$101.54	$71.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.48	1.33	1.27	1.06	0.97
Net realized and unrealized gain (loss) (b)	7.22	15.92	20.66	12.27	(25.75)	30.50
Total from investment operations	8.03	17.40	21.99	13.54	(24.69)	31.47
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.01)	(0.02)	(0.00)(c)	0.06
Distributions to shareholders from:
Net investment income	(0.87)	(1.47)	(1.19)	(1.32)	(1.01)	(1.02)
Net asset value, end of period	$131.91	$124.75	$108.83	$88.04	$75.84	$101.54
Total return (d)	6.46%	16.06%	25.14%	18.02%	(24.47)%	44.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$283,610	$261,972	$244,862	$209,103	$202,865	$243,685
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.27%(e)	1.29%	1.40%	1.57%	1.11%	1.10%
Portfolio turnover rate (f)	40%(g)	48%	46%	135%	43%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR ICE Preferred Securities ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$31.67	$33.81	$33.51	$35.83	$44.19	$41.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	2.01	1.99	1.97	1.97	2.12
Net realized and unrealized gain (loss) (b)	0.35	(1.96)	0.42	(2.19)	(8.21)	2.80
Total from investment operations	1.33	0.05	2.41	(0.22)	(6.24)	4.92
Net equalization credits and charges (a)	0.03	(0.03)	0.05	0.05	0.04	(0.03)
Distributions to shareholders from:
Net investment income	(1.26)	(2.16)	(2.16)	(2.15)	(2.16)	(2.24)
Net asset value, end of period	$31.77	$31.67	$33.81	$33.51	$35.83	$44.19
Total return (c)	4.31%	(0.10)%	7.62%	(0.50)%	(14.52)%	12.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$772,033	$801,153	$809,693	$874,609	$1,049,832	$1,486,995
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	6.01%(d)	5.98%	5.98%	5.68%	4.82%	4.89%
Portfolio turnover rate (e)	10%(f)	11%	21%	19%	28%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of eighty-seven (87) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street SPDR FactSet Innovative Technology ETF (formerly SPDR FactSet Innovative Technology ETF)
State Street SPDR Global Dow ETF (formerly SPDR Global Dow ETF)
State Street SPDR MSCI USA StrategicFactorsSM ETF (formerly SPDR MSCI USA StrategicFactorsSM ETF)
State Street SPDR NYSE Technology ETF (formerly SPDR NYSE Technology ETF)
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF (formerly SPDR S&P 500 Fossil Fuel Reserves Free ETF)
State Street SPDR S&P Capital Markets ETF (formerly SPDR S&P Capital Markets ETF)
State Street SPDR S&P Health Care Equipment ETF (formerly SPDR S&P Health Care Equipment ETF)
State Street SPDR S&P Health Care Services ETF (formerly SPDR S&P Health Care Services ETF)
State Street SPDR S&P Insurance ETF (formerly SPDR S&P Insurance ETF)
State Street SPDR S&P Metals & Mining ETF (formerly SPDR S&P Metals & Mining ETF)
State Street SPDR S&P Oil & Gas Equipment & Services ETF (formerly SPDR S&P Oil & Gas Equipment & Services ETF)
State Street SPDR S&P Pharmaceuticals ETF (formerly SPDR S&P Pharmaceuticals ETF)
State Street SPDR S&P Retail ETF (formerly SPDR S&P Retail ETF)
State Street SPDR S&P Semiconductor ETF (formerly SPDR S&P Semiconductor ETF)
State Street SPDR S&P Software & Services ETF (formerly SPDR S&P Software & Services ETF)
State Street SPDR S&P Telecom ETF (formerly SPDR S&P Telecom ETF)
State Street SPDR S&P Transportation ETF (formerly SPDR S&P Transportation ETF)
State Street SPDR MSCI USA Gender Diversity ETF (formerly SPDR MSCI USA Gender Diversity ETF)
State Street SPDR ICE Preferred Securities ETF (formerly SPDR ICE Preferred Securities ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of State Street SPDR S&P Metals and Mining ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
102

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which paid semi-annually and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2025, the State Street SPDR Global Dow ETF, State Street SPDR MSCI USA StrategicFactorsSM ETF, State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF and State Street SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$1,628	$—	$1,628
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR MSCI USA Strategicfactors℠ ETF
Futures Contracts	$—	$—	$—	$33,604	$—	$33,604
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	27,046	—	27,046
State Street SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	3,712	—	3,712

103

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$198,377	$—	$198,377
State Street SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	450,510	—	450,510
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	376,523	—	376,523
State Street SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	37,216	—	37,216
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(40,632)	$—	$(40,632)
State Street SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	(137,018)	—	(137,018)
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	(115,325)	—	(115,325)
State Street SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	(11,312)	—	(11,312)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
104

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
State Street SPDR FactSet Innovative Technology ETF	0.45%
State Street SPDR Global Dow ETF	0.50
State Street SPDR MSCI USA StrategicFactorsSM ETF	0.15
State Street SPDR NYSE Technology ETF	0.35
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
State Street SPDR S&P Capital Markets ETF	0.35
State Street SPDR S&P Health Care Equipment ETF	0.35
State Street SPDR S&P Health Care Services ETF	0.35
State Street SPDR S&P Insurance ETF	0.35
State Street SPDR S&P Metals & Mining ETF	0.35
State Street SPDR S&P Oil & Gas Equipment & Services ETF	0.35
State Street SPDR S&P Pharmaceuticals ETF	0.35
State Street SPDR S&P Retail ETF	0.35
State Street SPDR S&P Semiconductor ETF	0.35
State Street SPDR S&P Software & Services ETF	0.35
State Street SPDR S&P Telecom ETF	0.35
State Street SPDR S&P Transportation ETF	0.35
State Street SPDR MSCI USA Gender Diversity ETF	0.20
State Street SPDR ICE Preferred Securities ETF	0.45

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be canceled or modified at any time after October 31, 2026. The waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
105

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025, are disclosed in the Funds' Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025,  were as follows:
	Purchases	Sales
State Street SPDR FactSet Innovative Technology ETF	$51,496,074	$51,603,091
State Street SPDR Global Dow ETF	47,165,628	46,484,317
State Street SPDR MSCI USA StrategicFactorsSM ETF	132,587,776	131,663,487
State Street SPDR NYSE Technology ETF	247,926,310	240,746,204
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	41,380,187	35,485,546
State Street SPDR S&P Capital Markets ETF	80,118,323	79,976,242
State Street SPDR S&P Health Care Equipment ETF	28,309,275	28,243,356
State Street SPDR S&P Health Care Services ETF	18,667,410	18,696,257
State Street SPDR S&P Insurance ETF	85,423,447	84,517,379
State Street SPDR S&P Metals & Mining ETF	621,279,175	625,312,325
State Street SPDR S&P Oil & Gas Equipment & Services ETF	44,694,269	44,810,728
State Street SPDR S&P Pharmaceuticals ETF	67,572,471	66,524,350
State Street SPDR S&P Retail ETF	122,977,288	122,744,063
State Street SPDR S&P Semiconductor ETF	321,386,089	321,869,229
State Street SPDR S&P Software & Services ETF	121,147,659	119,230,113
State Street SPDR S&P Telecom ETF	57,467,358	57,247,578
State Street SPDR S&P Transportation ETF	18,756,184	18,796,054
State Street SPDR MSCI USA Gender Diversity ETF	113,557,903	110,514,897
State Street SPDR ICE Preferred Securities ETF	78,082,743	79,211,898
106

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR FactSet Innovative Technology ETF	$1,881,487	$10,864,449	$958,049
State Street SPDR Global Dow ETF	100,882,229	54,063,453	31,589,352
State Street SPDR MSCI USA StrategicFactorsSM ETF	92,654,674	249,855,009	114,976,119
State Street SPDR NYSE Technology ETF	525,122,775	360,406,992	196,206,216
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	123,250,981	67,621,305	37,253,618
State Street SPDR S&P Capital Markets ETF	137,490,200	113,390,735	23,842,114
State Street SPDR S&P Health Care Equipment ETF	55,879,711	79,312,688	10,782,025
State Street SPDR S&P Health Care Services ETF	15,939,356	16,711,191	4,008,482
State Street SPDR S&P Insurance ETF	940,895,744	1,248,796,248	30,185,605
State Street SPDR S&P Metals & Mining ETF	1,822,327,797	1,431,864,476	467,318,940
State Street SPDR S&P Oil & Gas Equipment & Services ETF	107,726,931	37,268,004	7,224,469
State Street SPDR S&P Pharmaceuticals ETF	138,939,786	119,113,499	34,062,691
State Street SPDR S&P Retail ETF	4,144,191,521	3,824,248,244	31,089,371
State Street SPDR S&P Semiconductor ETF	398,438,672	416,107,992	136,098,752
State Street SPDR S&P Software & Services ETF	28,631,912	81,038,568	20,344,849
State Street SPDR S&P Telecom ETF	111,761,147	62,751,210	16,525,487
State Street SPDR S&P Transportation ETF	13,506,478	50,335,249	7,153,081
State Street SPDR MSCI USA Gender Diversity ETF	112,848,928	109,842,829	32,362,002
State Street SPDR ICE Preferred Securities ETF	22,476,554	54,550,483	(140,839)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
107

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR FactSet Innovative Technology ETF	$89,924,052	$4,377,077	$10,081,004	$(5,703,927)
State Street SPDR Global Dow ETF	396,803,991	113,434,523	11,295,619	102,138,904
State Street SPDR MSCI USA StrategicFactorsSM ETF	1,211,856,044	366,539,251	45,397,796	321,141,455
State Street SPDR NYSE Technology ETF	1,147,832,177	383,717,963	9,053,678	374,664,285
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,642,147,515	938,895,775	84,117,288	854,778,487
State Street SPDR S&P Capital Markets ETF	513,408,401	61,931,229	30,705,331	31,225,898
State Street SPDR S&P Health Care Equipment ETF	194,894,837	12,933,694	40,758,484	(27,824,790)
State Street SPDR S&P Health Care Services ETF	88,887,000	14,781,970	11,074,097	3,707,873
State Street SPDR S&P Insurance ETF	650,114,831	9,623,649	65,692,570	(56,068,921)
State Street SPDR S&P Metals & Mining ETF	3,118,756,951	494,362,597	90,729,345	403,633,252
State Street SPDR S&P Oil & Gas Equipment & Services ETF	283,869,045	17,794,945	30,535,191	(12,740,246)
State Street SPDR S&P Pharmaceuticals ETF	228,355,564	31,441,765	17,302,013	14,139,752
State Street SPDR S&P Retail ETF	576,652,599	5,237,397	55,882,951	(50,645,554)
State Street SPDR S&P Semiconductor ETF	1,481,652,824	339,869,416	141,721,429	198,147,987
State Street SPDR S&P Software & Services ETF	508,896,037	41,305,920	65,696,309	(24,390,389)
State Street SPDR S&P Telecom ETF	205,099,720	36,663,326	16,476,221	20,187,105
State Street SPDR S&P Transportation ETF	183,260,285	11,741,164	26,972,605	(15,231,441)
State Street SPDR MSCI USA Gender Diversity ETF	238,699,929	51,153,379	6,118,398	45,034,981
State Street SPDR ICE Preferred Securities ETF	940,666,967	3,484,937	137,380,872	(133,895,935)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR FactSet Innovative Technology ETF	$ 7,507,533	$ 7,514,530	$ 338,985	$ 7,853,515
State Street SPDR Global Dow ETF	10,929,111	8,723,385	2,806,255	11,529,640
108

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR MSCI USA StrategicFactorsSM ETF	$3,110,481	$3,094,003	$133,366	$3,227,369
State Street SPDR NYSE Technology ETF	6,308,510	—	6,477,219	6,477,219
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	504,343	516,126	3,807	519,933
State Street SPDR S&P Capital Markets ETF	19,481,388	12,260,331	7,923,379	20,183,710
State Street SPDR S&P Health Care Equipment ETF	30,837,024	12,882,263	19,185,160	32,067,423
State Street SPDR S&P Health Care Services ETF	6,216,565	2,794,666	3,760,122	6,554,788
State Street SPDR S&P Insurance ETF	13,310,046	10,954,276	3,179,410	14,133,686
State Street SPDR S&P Metals & Mining ETF	411,759,300	231,694,080	196,114,104	427,808,184
State Street SPDR S&P Oil & Gas Equipment & Services ETF	44,993,815	12,073,415	34,531,094	46,604,509
State Street SPDR S&P Pharmaceuticals ETF	50,524,983	15,318,033	38,600,260	53,918,293
State Street SPDR S&P Retail ETF	67,962,244	40,414,617	29,575,149	69,989,766
State Street SPDR S&P Semiconductor ETF	146,113,891	96,397,874	55,290,469	151,688,343
State Street SPDR S&P Software & Services ETF	91,839,883	42,582,864	53,053,710	95,636,574
State Street SPDR S&P Telecom ETF	43,717,133	18,352,582	26,415,114	44,767,696
State Street SPDR S&P Transportation ETF	26,703,684	13,731,486	13,816,400	27,547,886
State Street SPDR MSCI USA Gender Diversity ETF	258,806	265,456	—	265,456
State Street SPDR ICE Preferred Securities ETF	46,432,789	32,204,626	15,578,422	47,783,048
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Factset Innovative Technology ETF	Common Stocks	$7,514,530	$—	$—	$—	$7,514,530	$7,514,530
State Street SPDR Global Dow ETF	Common Stocks	8,723,385	—	—	—	8,723,385	8,723,385
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	3,094,003	—	—	—	3,094,003	3,094,003
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	516,126	—	—	—	516,126	516,126
State Street SPDR S&P Capital Markets ETF	Common Stocks	12,260,331	—	—	—	12,260,331	12,260,331
State Street SPDR S&P Health Care Equipment ETF	Common Stocks	12,882,263	—	—	—	12,882,263	12,882,263
State Street SPDR S&P Health Care Services ETF	Common Stocks	2,794,666	—	—	—	2,794,666	2,794,666
State Street SPDR S&P Insurance ETF	Common Stocks	10,954,276	—	—	—	10,954,276	10,954,276
State Street SPDR S&P Metals & Mining ETF	Common Stocks	231,694,080	—	—	—	231,694,080	231,694,080
State Street SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	12,073,415	—	—	—	12,073,415	12,073,415
State Street SPDR S&P Pharmaceuticals ETF	Common Stocks	15,318,033	—	—	—	15,318,033	15,318,033
109

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR S&P Retail ETF	Common Stocks	$40,414,617	$—	$—	$—	$40,414,617	$40,414,617
State Street SPDR S&P Semiconductor ETF	Common Stocks	96,397,874	—	—	—	96,397,874	96,397,874
State Street SPDR S&P Software & Services ETF	Common Stocks	42,582,864	—	—	—	42,582,864	42,582,864
State Street SPDR S&P Telecom ETF	Common Stocks	18,352,582	—	—	—	18,352,582	18,352,582
State Street SPDR S&P Transportation ETF	Common Stocks	13,731,486	—	—	—	13,731,486	13,731,486
State Street SPDR MSCI USA Gender Diversity ETF	Common Stocks	265,456	—	—	—	265,456	265,456
State Street SPDR ICE Preferred Securities ETF	Preferred Stocks	32,204,626	—	—	—	32,204,626	32,204,626
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified
110

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
111

Semi-Annual Financial Statements and Other Information
December 31, 2025
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Bloomberg 1-10 Year TIPS ETF (formerly SPDR Bloomberg 1-10 Year TIPS ETF)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (formerly SPDR Bloomberg 1-3 Month T-Bill ETF)
State Street SPDR Bloomberg 3-12 Month T-Bill ETF (formerly SPDR Bloomberg 3-12 Month T-Bill ETF)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (formerly SPDR Bloomberg Emerging Markets USD Bond ETF)
State Street SPDR Bloomberg Investment Grade Floating Rate ETF (formerly SPDR Bloomberg Investment Grade Floating Rate ETF)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF)
State Street SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen ICE Municipal Bond ETF)
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF)
State Street SPDR Bloomberg Convertible Securities ETF (formerly SPDR Bloomberg Convertible Securities ETF)
State Street SPDR Bloomberg High Yield Bond ETF (formerly SPDR Bloomberg High Yield Bond ETF)
State Street SPDR Bloomberg Short Term High Yield Bond ETF (formerly SPDR Bloomberg Short Term High Yield Bond ETF)
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (formerly SPDR MarketAxess Investment Grade 400 Corporate Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$30,628,600	$30,869,082
2.38%, 1/15/2027	30,839,486	31,105,115
2.50%, 1/15/2029	28,382,809	29,314,120
3.38%, 4/15/2032	16,748,777	18,499,875
3.63%, 4/15/2028	44,844,048	47,077,492
3.88%, 4/15/2029	50,586,503	54,528,694
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	56,154,168	55,150,632
0.13%, 1/15/2030	63,630,751	60,384,589
0.13%, 7/15/2030	68,121,077	64,334,503
0.13%, 1/15/2031	66,058,713	61,620,393
0.13%, 7/15/2031	73,381,558	68,035,597
0.13%, 1/15/2032	71,053,815	64,954,567
0.25%, 7/15/2029	64,978,843	62,643,666
0.38%, 1/15/2027	60,114,776	59,396,217
0.38%, 7/15/2027	59,919,997	59,237,705
0.50%, 1/15/2028	61,066,627	60,009,887
0.63%, 7/15/2032	65,773,940	61,749,140
0.75%, 7/15/2028	61,938,712	61,228,595
0.88%, 1/15/2029	54,121,318	53,319,011
1.13%, 10/15/2030	62,315,121	61,402,302
1.13%, 1/15/2033	67,329,955	64,642,017
1.25%, 4/15/2028	51,920,288	51,725,587
1.38%, 7/15/2033	61,083,354	59,576,551
1.63%, 10/15/2027	54,930,792	55,362,085
1.63%, 10/15/2029	56,833,789	57,416,558
Security Description	Principal Amount	Value
1.63%, 4/15/2030	$64,227,669	$64,581,422
1.75%, 1/15/2034	65,460,120	65,122,591
1.88%, 7/15/2034	69,967,345	70,284,385
1.88%, 7/15/2035	75,432,770	75,260,394
2.13%, 4/15/2029	56,614,182	57,844,877
2.13%, 1/15/2035	75,157,920	76,526,029
2.38%, 10/15/2028	55,036,021	56,701,076
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,836,294,518)		1,819,904,754
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (a) (b) (Cost $1,262,931)	1,262,931	1,262,931
TOTAL INVESTMENTS — 99.7% (Cost $1,837,557,449)		1,821,167,685
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		6,368,280
NET ASSETS — 100.0%		$1,827,535,965
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$ 1,819,904,754	$ —	$ 1,819,904,754
Short-Term Investment	1,262,931	—	—	1,262,931
TOTAL INVESTMENTS	$1,262,931	$1,819,904,754	$—	$1,821,167,685

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,106	$466,106	$74,051,497	$73,254,672	$—	$—	1,262,931	$1,262,931	$62,122

See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bills:
3.58%, 2/12/2026 (b) (c)	$2,618,268,000	$2,607,564,808
3.58%, 3/3/2026 (c)	1,146,115,000	1,139,326,435
3.71%, 3/26/2026	2,491,014,000	2,470,813,496
3.72%, 3/19/2026	3,488,345,000	3,462,373,853
3.72%, 4/2/2026 (b) (c)	2,493,819,000	2,471,664,037
3.73%, 3/12/2026	2,591,318,000	2,573,704,241
3.74%, 2/24/2026 (b)	2,571,297,000	2,557,921,987
3.74%, 2/26/2026 (b)	2,643,048,000	2,628,556,776
3.74%, 3/31/2026 (b)	1,146,115,000	1,136,265,505
3.75%, 3/24/2026 (b)	1,496,115,000	1,484,251,825
3.76%, 3/17/2026 (b)	1,146,200,000	1,137,955,773
3.78%, 2/10/2026 (b)	2,471,297,000	2,461,823,308
3.78%, 3/10/2026 (b)	1,146,115,000	1,138,696,003
3.79%, 2/3/2026 (b) (c)	2,772,009,000	2,763,350,963
3.80%, 2/17/2026	2,471,297,000	2,460,138,526
3.81%, 2/5/2026	3,638,859,000	3,626,688,545
3.86%, 1/2/2026	441,823,000	441,823,000
3.88%, 3/5/2026	2,641,166,000	2,625,088,192
3.95%, 2/19/2026 (c)	3,425,861,000	3,409,583,946
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,590,903,830)		42,597,591,219
Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	169,340,611	169,340,611
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	866,876,910	$866,876,910
TOTAL SHORT-TERM INVESTMENTS (Cost $1,036,217,521)		1,036,217,521
TOTAL INVESTMENTS — 102.3% (Cost $43,627,121,351)		43,633,808,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(997,214,245)
NET ASSETS — 100.0%		$42,636,594,495
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$ 42,597,591,219	$ —	$ 42,597,591,219
Short-Term Investments	1,036,217,521	—	—	1,036,217,521
TOTAL INVESTMENTS	$1,036,217,521	$42,597,591,219	$—	$43,633,808,740
See accompanying notes to financial statements.
2

STATE STREET SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	316,855,140	$316,855,140	$2,199,457,892	$2,346,972,421	$—	$—	169,340,611	$169,340,611	$1,835,868
State Street Navigator Securities Lending Portfolio II	2,353,985,075	2,353,985,075	13,345,861,584	14,832,969,749	—	—	866,876,910	866,876,910	1,502,354
Total		$2,670,840,215	$15,545,319,476	$17,179,942,170	$—	$—		$1,036,217,521	$3,338,222
See accompanying notes to financial statements.
3

STATE STREET SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bills:
3.47%, 6/18/2026	$170,233,000	$167,468,179
3.49%, 12/24/2026	110,149,000	106,504,057
3.50%, 6/25/2026	170,233,000	167,365,017
3.50%, 7/2/2026 (b)	170,000,000	167,008,694
3.54%, 4/7/2026	155,207,000	153,765,787
3.56%, 4/21/2026	155,207,000	153,551,880
3.56%, 4/28/2026	155,207,000	153,444,739
3.57%, 4/14/2026	155,207,000	153,655,531
3.59%, 6/11/2026	270,409,000	266,220,676
3.62%, 9/3/2026	118,997,000	116,291,540
3.62%, 11/27/2026	104,173,000	100,966,463
3.64%, 4/30/2026	165,204,000	163,302,870
3.64%, 7/9/2026 (b)	109,888,000	107,943,235
3.65%, 6/4/2026	170,233,000	167,709,813
3.66%, 4/23/2026	165,204,000	163,416,749
3.66%, 5/28/2026	173,722,000	171,254,302
3.66%, 10/29/2026	105,154,000	102,176,213
3.68%, 4/16/2026	278,362,000	275,528,375
3.68%, 5/14/2026	277,576,000	274,005,576
3.68%, 10/1/2026	105,154,000	102,452,370
3.70%, 4/9/2026	160,203,000	158,683,540
3.71%, 5/21/2026	173,722,000	171,373,630
3.72%, 5/7/2026	173,722,000	171,604,746
3.80%, 8/6/2026	118,451,000	116,031,887
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,849,416,505)		3,851,725,869

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $170,062,969)	170,062,969	$170,062,969
TOTAL INVESTMENTS — 104.3% (Cost $4,019,479,474)		4,021,788,838
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(167,303,516)
NET ASSETS — 100.0%		$3,854,485,322
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,851,725,869	$—	$3,851,725,869
Short-Term Investment	170,062,969	—	—	170,062,969
TOTAL INVESTMENTS	$170,062,969	$3,851,725,869	$—	$4,021,788,838

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,764,789	$84,764,789	$722,849,760	$637,551,580	$—	$—	170,062,969	$170,062,969	$404,177
State Street Navigator Securities Lending Portfolio II	623,100	623,100	6,372,792,865	6,373,415,965	—	—	—	—	480,552
Total		$85,387,889	$7,095,642,625	$7,010,967,545	$—	$—		$170,062,969	$884,729
See accompanying notes to financial statements.
4

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 11.8%
BAHRAIN — 0.2%
Bapco Energies Sukuk Ltd. 6.25%, 1/29/2035	$400,000	$412,825
CHILE — 1.3%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	400,000	379,696
3.15%, 1/14/2030	150,000	142,346
3.63%, 8/1/2027	200,000	197,988
5.63%, 10/18/2043	250,000	240,680
5.95%, 1/8/2034	500,000	522,130
6.30%, 9/8/2053	1,100,000	1,125,949
6.78%, 1/13/2055	400,000	429,348
		3,038,137
CHINA — 1.6%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	900,000	845,404
4.13%, 7/19/2027	500,000	500,257
5.13%, 3/14/2028	700,000	714,563
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	300,000	296,088
Sinopec Group Overseas Development 2018 Ltd.:
2.30%, 1/8/2031 (b)	413,000	383,817
2.70%, 5/13/2030 (b)	300,000	286,092
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	400,000	392,657
3.50%, 5/4/2027	350,000	348,733
		3,767,611
INDONESIA — 0.8%
Pertamina Persero PT:
4.18%, 1/21/2050 (b)	450,000	350,424
5.63%, 5/20/2043	300,000	292,545
6.50%, 11/7/2048 (b)	200,000	213,238
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	650,000	648,050
6.15%, 5/21/2048	300,000	303,915
		1,808,172
MALAYSIA — 1.5%
Petronas Capital Ltd.:
2.48%, 1/28/2032	400,000	359,520
3.40%, 4/28/2061 (b)	564,000	384,546
3.50%, 4/21/2030	350,000	340,200
4.50%, 3/18/2045 (b)	350,000	311,567
4.55%, 4/21/2050	600,000	527,412
4.95%, 1/3/2031	600,000	618,882
5.34%, 4/3/2035 (b)	400,000	415,184
5.85%, 4/3/2055	600,000	629,364
		3,586,675
Security Description	Principal Amount	Value
MEXICO — 1.6%
Comision Federal de Electricidad 3.35%, 2/9/2031	$250,000	$227,298
Petroleos Mexicanos:
5.95%, 1/28/2031	700,000	677,334
6.70%, 2/16/2032	411,000	409,796
6.75%, 9/21/2047	900,000	736,416
6.95%, 1/28/2060	750,000	610,447
8.75%, 6/2/2029	500,000	535,785
10.00%, 2/7/2033	350,000	405,181
		3,602,257
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	162,088
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	610,475
		772,563
PERU — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047	650,000	412,692
QATAR — 1.0%
QatarEnergy:
1.38%, 9/12/2026	200,000	196,198
2.25%, 7/12/2031	200,000	180,121
3.13%, 7/12/2041	1,500,000	1,155,081
3.30%, 7/12/2051	1,000,000	700,700
		2,232,100
SAUDI ARABIA — 1.2%
Gaci First Investment Co.:
4.75%, 2/14/2030	200,000	202,306
5.00%, 10/13/2027	200,000	202,509
5.00%, 1/29/2029	200,000	203,574
5.13%, 2/14/2053	300,000	266,548
Series EMTN, 5.25%, 1/29/2030	300,000	309,163
5.25%, 1/29/2034	100,000	102,667
5.63%, 7/29/2034	500,000	525,971
SRC Sukuk Ltd.:
4.88%, 10/2/2035	350,000	348,519
5.38%, 2/27/2035	200,000	207,948
Suci Second Investment Co.:
5.17%, 3/5/2031	200,000	205,686
6.00%, 10/25/2028	200,000	209,108
		2,783,999
SOUTH AFRICA — 0.2%
Eskom Holdings 6.35%, 8/10/2028	200,000	207,187
Transnet 8.25%, 2/6/2028	300,000	316,741
		523,928

See accompanying notes to financial statements.
5

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047	$250,000	$232,441
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	200,000	199,167
4.50%, 5/6/2030	200,000	201,499
5.25%, 10/2/2054 (b)	300,000	290,359
Adnoc Murban Rsc Ltd. 4.50%, 9/11/2034	250,000	246,536
Adnoc Murban Sukuk Ltd. 4.75%, 5/6/2035	500,000	502,396
DP World Crescent Ltd.:
4.85%, 9/26/2028	500,000	504,892
5.50%, 9/13/2033	400,000	412,788
DP World Ltd.:
5.63%, 9/25/2048	200,000	196,532
6.85%, 7/2/2037 (a)	100,000	112,881
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	450,000	428,805
3.70%, 11/7/2049	200,000	152,741
Series GMTN, 3.95%, 5/21/2050	350,000	278,028
5.50%, 4/28/2033	200,000	211,488
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034	350,000	360,395
		4,330,948
TOTAL CORPORATE BONDS & NOTES (Cost $27,093,668)		27,271,907
FOREIGN GOVERNMENT OBLIGATIONS — 86.3%
ANGOLA — 0.9%
Angola Government International Bonds:
8.25%, 5/9/2028	854,000	856,572
8.75%, 4/14/2032	200,000	195,079
9.13%, 11/26/2049	350,000	300,783
9.38%, 5/8/2048	425,000	374,047
Angolan Government International Bonds:
9.24%, 1/15/2031	200,000	201,343
9.88%, 10/15/2035	200,000	197,979
		2,125,803
ARGENTINA — 5.1%
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (c)	3,240,000	2,756,946
1.00%, 7/9/2029	2,560,000	2,278,704
3.50%, 7/9/2041 (c)	2,390,000	1,651,930
4.13%, 7/9/2035 (c)	4,000,000	2,975,859
4.13%, 7/9/2046 (c)	238,636	170,066
5.00%, 1/9/2038 (c)	2,450,000	1,902,511
		11,736,016
Security Description	Principal Amount	Value
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	$250,000	$234,636
BAHAMAS — 0.1%
Bahamas Government International Bonds 8.25%, 6/24/2036	250,000	278,710
BAHRAIN — 2.4%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	342,598
5.25%, 1/25/2033	600,000	572,141
5.45%, 9/16/2032	550,000	533,748
5.63%, 5/18/2034	400,000	383,685
6.00%, 9/19/2044	400,000	356,357
6.63%, 10/6/2037	200,000	200,062
7.00%, 10/12/2028	825,000	859,768
7.75%, 4/18/2035 (b)	225,000	246,515
CBB International Sukuk Programme Co. WLL:
3.95%, 9/16/2027	200,000	195,417
6.00%, 2/12/2031	250,000	254,097
6.25%, 10/18/2030 (b)	350,000	359,400
6.25%, 7/7/2033	1,200,000	1,229,144
		5,532,932
BOLIVIA — 0.1%
Bolivia Government International Bonds 4.50%, 3/20/2028	300,000	273,980
BRAZIL — 4.7%
Brazil Government International Bonds:
3.75%, 9/12/2031	350,000	322,629
3.88%, 6/12/2030	650,000	619,988
4.50%, 5/30/2029	387,000	383,215
4.63%, 1/13/2028	900,000	901,106
4.75%, 1/14/2050	913,000	664,019
5.00%, 1/27/2045	550,000	438,270
5.50%, 11/6/2030	600,000	609,499
5.50%, 2/4/2033	400,000	394,591
5.63%, 1/7/2041	650,000	603,788
5.63%, 2/21/2047	685,000	580,817
6.00%, 10/20/2033	800,000	809,404
6.13%, 1/22/2032	350,000	360,849
6.25%, 3/18/2031	400,000	417,334
6.63%, 3/15/2035	1,450,000	1,494,052
7.13%, 1/20/2037	500,000	547,600
7.13%, 5/13/2054	700,000	694,286
7.25%, 1/12/2056	300,000	297,599
8.25%, 1/20/2034	675,000	782,742
		10,921,788
BULGARIA — 0.2%
Bulgaria Government International Bonds 5.00%, 3/5/2037	378,000	376,812

See accompanying notes to financial statements.
6

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 3.2%
Chile Government International Bonds:
2.45%, 1/31/2031	$400,000	$365,552
2.55%, 7/27/2033	1,200,000	1,039,458
3.10%, 1/22/2061	800,000	496,976
3.24%, 2/6/2028	848,000	833,473
3.50%, 1/31/2034	700,000	643,116
3.86%, 6/21/2047	955,000	765,241
4.34%, 3/7/2042	925,000	825,267
4.85%, 1/22/2029	200,000	204,077
4.95%, 1/5/2036	800,000	806,302
5.33%, 1/5/2054	925,000	893,343
5.65%, 1/13/2037	400,000	423,066
		7,295,871
CHINA — 1.0%
China Government International Bonds:
1.20%, 10/21/2030	400,000	361,854
1.25%, 10/26/2026	850,000	835,012
2.13%, 12/3/2029	750,000	719,302
3.63%, 11/13/2028	200,000	201,541
Export-Import Bank of China Series EMTN, 3.88%, 5/16/2026	300,000	300,052
		2,417,761
COLOMBIA — 2.8%
Colombia Government International Bonds:
3.00%, 1/30/2030	450,000	405,021
3.13%, 4/15/2031	200,000	173,278
3.25%, 4/22/2032	312,000	262,847
3.88%, 2/15/2061	250,000	143,455
4.13%, 5/15/2051	200,000	123,510
4.50%, 1/28/2026	90,000	89,775
4.50%, 3/15/2029	500,000	489,772
5.00%, 6/15/2045	900,000	658,614
5.20%, 5/15/2049	200,000	146,845
5.63%, 2/26/2044	750,000	605,893
6.13%, 1/18/2041	800,000	707,435
7.38%, 4/25/2030	200,000	211,182
7.38%, 9/18/2037	550,000	558,645
7.50%, 2/2/2034	956,000	996,484
7.75%, 11/7/2036	300,000	312,757
8.00%, 4/20/2033	550,000	591,149
		6,476,662
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
6.13%, 2/19/2031	400,000	420,773
6.55%, 4/3/2034	400,000	436,097
7.00%, 4/4/2044	200,000	218,843
7.16%, 3/12/2045	200,000	221,513
Security Description	Principal Amount	Value
7.30%, 11/13/2054 (a)	500,000	$560,903
		1,858,129
DOMINICAN REPUBLIC — 3.0%
Dominican Republic International Bonds:
4.88%, 9/23/2032	$700,000	674,284
5.50%, 2/22/2029	770,000	780,037
5.88%, 10/28/2035	450,000	450,508
5.88%, 1/30/2060	600,000	534,518
6.00%, 7/19/2028	500,000	512,547
6.00%, 2/22/2033	375,000	384,100
6.40%, 6/5/2049	700,000	694,987
6.50%, 2/15/2048	550,000	549,989
6.95%, 3/15/2037	950,000	1,019,273
7.05%, 2/3/2031	725,000	778,906
7.15%, 2/24/2055	315,000	336,810
7.45%, 4/30/2044	298,000	328,567
		7,044,526
ECUADOR — 1.3%
Ecuador Government International Bonds:
Zero Coupon, 7/31/2030	350,000	297,150
5.00%, 7/31/2040 (c)	150,000	117,375
6.90%, 7/31/2030 (c)	600,000	591,456
6.90%, 7/31/2035 (c)	2,250,000	1,983,375
		2,989,356
EGYPT — 2.3%
Egypt Government International Bonds:
5.80%, 9/30/2027	200,000	202,068
5.88%, 2/16/2031	325,000	324,818
7.05%, 1/15/2032	600,000	624,025
7.30%, 9/30/2033	375,000	386,090
7.50%, 1/31/2027	300,000	307,638
7.50%, 2/16/2061	400,000	348,764
7.60%, 3/1/2029	450,000	478,977
7.90%, 2/21/2048	650,000	602,379
8.50%, 1/31/2047	750,000	737,248
8.63%, 2/4/2030	800,000	888,117
8.88%, 5/29/2050	300,000	304,213
Egyptian Financial Co. for Sovereign Taskeek 6.38%, 4/7/2029	200,000	205,248
		5,409,585
EL SALVADOR — 0.2%
El Salvador Government International Bonds:
9.25%, 4/17/2030	300,000	325,566
9.65%, 11/21/2054	200,000	228,749
		554,315

See accompanying notes to financial statements.
7

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GHANA — 0.8%
Ghana Government International Bonds:
1.50%, 1/3/2037	$400,000	$224,035
5.00%, 7/3/2029 (c)	750,000	735,597
5.00%, 7/3/2035 (c)	850,000	776,712
		1,736,344
GUATEMALA — 0.3%
Guatemala Government Bonds:
6.13%, 6/1/2050	407,000	397,399
6.60%, 6/13/2036	200,000	214,554
		611,953
HUNGARY — 2.4%
Hungary Government International Bonds:
5.25%, 6/16/2029	400,000	408,124
5.38%, 9/26/2030	450,000	462,483
5.50%, 3/26/2036	450,000	449,675
6.00%, 9/26/2035 (b)	700,000	729,403
6.13%, 5/22/2028	525,000	544,418
6.25%, 9/22/2032	950,000	1,013,200
6.75%, 9/25/2052	600,000	637,042
6.75%, 9/23/2055	200,000	208,952
7.63%, 3/29/2041	624,000	729,197
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	312,607
		5,495,101
INDIA — 0.5%
Export-Import Bank of India:
2.25%, 1/13/2031	463,000	416,819
3.88%, 2/1/2028	250,000	248,323
5.50%, 1/13/2035	500,000	520,608
		1,185,750
INDONESIA — 4.2%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	188,737
3.85%, 10/15/2030	800,000	783,985
4.15%, 9/20/2027	200,000	200,343
4.30%, 4/16/2031	200,000	199,405
4.45%, 4/15/2070	500,000	405,235
4.55%, 1/11/2028	700,000	705,248
4.75%, 2/11/2029	100,000	101,422
4.75%, 9/10/2034	600,000	598,535
4.90%, 4/16/2036	400,000	399,453
5.25%, 1/17/2042	300,000	301,185
5.60%, 1/15/2035	400,000	424,081
5.65%, 1/11/2053	300,000	304,171
5.95%, 1/8/2046	1,250,000	1,330,348
6.63%, 2/17/2037	400,000	455,902
6.75%, 1/15/2044	300,000	347,070
7.75%, 1/17/2038	300,000	375,095
Security Description	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	$200,000	$200,135
4.45%, 2/20/2029	400,000	401,994
4.55%, 7/23/2030	450,000	452,094
4.70%, 6/6/2032	200,000	201,982
5.00%, 5/25/2030	200,000	205,020
5.25%, 11/25/2034	200,000	205,032
5.40%, 11/15/2028	500,000	518,224
5.60%, 11/15/2033	300,000	315,654
		9,620,350
IVORY COAST — 0.7%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	200,000	199,792
7.63%, 1/30/2033	300,000	324,431
8.08%, 4/1/2036	850,000	917,113
8.25%, 1/30/2037	50,000	54,454
		1,495,790
JAMAICA — 0.5%
Jamaica Government International Bonds:
6.75%, 4/28/2028	200,000	206,003
7.88%, 7/28/2045	400,000	483,152
8.00%, 3/15/2039	379,000	457,068
		1,146,223
JORDAN — 0.5%
Jordan Government International Bonds:
5.75%, 11/12/2032	200,000	196,178
6.13%, 1/29/2026	100,000	99,968
7.38%, 10/10/2047	300,000	300,925
7.50%, 1/13/2029	570,000	599,746
		1,196,817
KAZAKHSTAN — 0.9%
Kazakhstan Government International Bonds:
4.41%, 10/28/2030	250,000	248,489
4.71%, 4/9/2035	500,000	496,907
4.88%, 10/14/2044	300,000	274,394
5.00%, 7/1/2032	450,000	458,232
5.50%, 7/1/2037	200,000	206,122
6.50%, 7/21/2045	365,000	404,162
		2,088,306
KENYA — 0.7%
Republic of Kenya Government International Bonds:
7.88%, 10/9/2033	200,000	199,982
8.00%, 5/22/2032	200,000	207,212
8.25%, 2/28/2048	250,000	236,145
9.50%, 3/5/2036	510,000	543,939

See accompanying notes to financial statements.
8

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
9.75%, 2/16/2031	$400,000	$437,503
		1,624,781
KUWAIT — 1.6%
Kuwait International Government Bonds:
3.50%, 3/20/2027	1,050,000	1,044,120
4.02%, 10/9/2028	800,000	801,251
4.14%, 10/9/2030	700,000	699,389
4.65%, 10/9/2035	1,250,000	1,245,639
		3,790,399
LEBANON — 0.1%
Lebanon Government International Bonds:
Series GMTN, 6.60%, 11/27/2026 (d)	50,000	11,589
Series GMTN, 6.65%, 2/26/2030 (d)	350,000	81,687
6.75%, 11/29/2027 (d)	50,000	11,649
6.85%, 3/23/2027 (d)	325,000	75,715
Series EMTN, 6.85%, 5/25/2029 (d)	400,000	92,991
7.00%, 3/23/2032 (d)	250,000	58,635
		332,266
MEXICO — 3.4%
Eagle Funding Luxco SARL 5.50%, 8/17/2030	850,000	865,651
Mexico Government International Bonds:
3.25%, 4/16/2030	350,000	330,314
3.50%, 2/12/2034	200,000	172,802
3.75%, 4/19/2071	350,000	205,975
3.77%, 5/24/2061	250,000	153,981
4.40%, 2/12/2052	292,000	213,113
4.60%, 1/23/2046	400,000	314,632
4.75%, 3/22/2031	300,000	296,514
4.75%, 4/27/2032	650,000	633,100
Series MTN, 4.75%, 3/8/2044	1,300,000	1,070,667
5.00%, 4/27/2051	200,000	160,834
5.40%, 2/9/2028	400,000	408,620
Series GMTN, 5.75%, 10/12/2110	150,000	125,755
6.00%, 5/13/2030	200,000	209,599
6.00%, 5/7/2036	400,000	405,189
6.35%, 2/9/2035	600,000	628,313
6.88%, 5/13/2037	700,000	747,135
7.38%, 5/13/2055	500,000	538,617
Series MTN, 7.50%, 4/8/2033	250,000	287,702
		7,768,513
MOROCCO — 0.4%
Morocco Government International Bonds:
4.00%, 12/15/2050	428,000	310,726
5.95%, 3/8/2028	375,000	385,709
Security Description	Principal Amount	Value
6.50%, 9/8/2033	$300,000	$325,972
		1,022,407
NIGERIA — 1.9%
Nigeria Government International Bonds:
6.13%, 9/28/2028	500,000	501,787
7.14%, 2/23/2030	500,000	517,665
7.38%, 9/28/2033	550,000	558,238
7.63%, 11/28/2047	600,000	566,928
7.70%, 2/23/2038	300,000	300,174
8.25%, 9/28/2051	475,000	465,806
8.38%, 3/24/2029	500,000	532,475
8.75%, 1/21/2031	400,000	436,286
10.38%, 12/9/2034	400,000	474,139
		4,353,498
OMAN — 2.1%
Oman Government International Bonds:
5.38%, 3/8/2027	300,000	303,112
5.63%, 1/17/2028	750,000	766,778
6.00%, 8/1/2029	746,000	781,689
6.25%, 1/25/2031	450,000	481,566
6.50%, 3/8/2047	400,000	429,180
6.75%, 10/28/2027	200,000	208,051
6.75%, 1/17/2048	710,000	780,842
7.00%, 1/25/2051 (b)	325,000	369,573
7.38%, 10/28/2032	520,000	596,101
Oman Sovereign Sukuk Co. 4.53%, 4/17/2033	200,000	199,008
		4,915,900
PAKISTAN — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/2029	200,000	204,499
Pakistan Government International Bonds:
6.88%, 12/5/2027	650,000	654,587
7.38%, 4/8/2031	200,000	199,116
		1,058,202
PANAMA — 2.6%
Panama Government International Bonds:
2.25%, 9/29/2032	525,000	433,508
3.16%, 1/23/2030	200,000	187,279
3.30%, 1/19/2033	250,000	219,388
3.87%, 7/23/2060	500,000	330,943
3.88%, 3/17/2028	400,000	392,794
4.30%, 4/29/2053	285,000	213,648
4.50%, 5/15/2047	360,000	285,364
4.50%, 4/16/2050	296,000	228,388
4.50%, 4/1/2056	315,000	235,906
4.50%, 1/19/2063	375,000	279,227
6.40%, 2/14/2035	500,000	526,902

See accompanying notes to financial statements.
9

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.70%, 1/26/2036	$1,100,000	$1,182,848
6.85%, 3/28/2054	525,000	546,757
6.88%, 1/31/2036	350,000	380,762
7.88%, 3/1/2057	500,000	582,261
		6,025,975
PARAGUAY — 0.3%
Paraguay Government International Bonds:
4.95%, 4/28/2031	200,000	202,999
5.40%, 3/30/2050	350,000	327,327
6.65%, 3/4/2055	200,000	217,168
		747,494
PERU — 2.4%
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	82,703
2.78%, 1/23/2031	750,000	692,884
2.78%, 12/1/2060	575,000	312,916
3.00%, 1/15/2034	900,000	782,946
3.23%, 7/28/2121	400,000	218,432
3.30%, 3/11/2041	450,000	348,041
3.55%, 3/10/2051	450,000	315,715
5.38%, 2/8/2035	175,000	178,971
5.50%, 3/30/2036	730,000	744,442
5.63%, 11/18/2050	655,000	639,216
5.88%, 8/8/2054	375,000	370,761
6.20%, 6/30/2055	320,000	329,721
8.75%, 11/21/2033	465,000	584,978
		5,601,726
PHILIPPINES — 3.6%
Philippines Government International Bonds:
2.46%, 5/5/2030	657,000	611,724
2.65%, 12/10/2045	625,000	413,028
2.95%, 5/5/2045	350,000	244,977
3.20%, 7/6/2046	550,000	394,737
3.70%, 3/1/2041	561,000	469,140
3.75%, 1/14/2029	641,000	632,905
3.95%, 1/20/2040	488,000	431,139
4.75%, 3/5/2035	850,000	850,731
5.00%, 7/17/2033	600,000	613,568
5.50%, 2/4/2035	500,000	527,227
5.50%, 1/17/2048	300,000	298,860
5.60%, 5/14/2049	300,000	301,952
5.90%, 2/4/2050	300,000	315,101
6.38%, 10/23/2034	676,000	758,053
7.75%, 1/14/2031	400,000	463,971
9.50%, 2/2/2030	400,000	480,465
ROP Sukuk Trust 5.05%, 6/6/2029	400,000	409,674
		8,217,252
Security Description	Principal Amount	Value
POLAND — 3.0%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033	$250,000	$257,249
5.75%, 7/9/2034	500,000	525,493
6.25%, 10/31/2028	200,000	211,782
6.25%, 7/9/2054 (b)	600,000	622,974
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	300,000	305,683
4.88%, 2/12/2030	710,000	731,595
4.88%, 10/4/2033	550,000	557,730
5.13%, 9/18/2034	400,000	409,242
5.38%, 2/12/2035	775,000	803,273
5.50%, 11/16/2027	350,000	360,200
5.50%, 4/4/2053	700,000	668,956
5.50%, 3/18/2054	725,000	692,008
5.75%, 11/16/2032	750,000	802,430
		6,948,615
QATAR — 3.8%
Qatar Government International Bonds:
3.63%, 11/10/2028	200,000	198,572
3.75%, 4/16/2030	850,000	842,530
4.00%, 3/14/2029	1,000,000	1,001,851
4.40%, 4/16/2050	850,000	751,453
4.50%, 2/27/2028	200,000	202,988
4.50%, 4/23/2028	850,000	861,492
4.63%, 5/29/2029	300,000	306,616
4.63%, 6/2/2046	500,000	461,799
4.75%, 5/29/2034	400,000	416,098
4.82%, 3/14/2049	1,500,000	1,413,483
4.88%, 2/27/2035	1,100,000	1,155,891
5.10%, 4/23/2048	1,250,000	1,233,345
		8,846,118
ROMANIA — 2.7%
Romania Government International Bonds:
3.00%, 2/14/2031	400,000	362,724
3.63%, 3/27/2032	138,000	126,272
4.00%, 2/14/2051	450,000	308,421
5.13%, 6/15/2048	570,000	471,084
5.25%, 11/25/2027	160,000	162,458
5.75%, 9/16/2030	300,000	309,222
5.75%, 3/24/2035	728,000	722,254
5.88%, 1/30/2029	474,000	489,234
6.00%, 5/25/2034	250,000	253,992
6.38%, 1/30/2034 (b)	600,000	624,983
6.63%, 2/17/2028	870,000	907,216
6.63%, 5/16/2036	300,000	312,629
7.13%, 1/17/2033	674,000	732,599
7.50%, 2/10/2037	250,000	277,041
7.63%, 1/17/2053	250,000	275,170
		6,335,299

See accompanying notes to financial statements.
10

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SAUDI ARABIA — 3.6%
KSA Ijarah Sukuk Ltd.:
4.25%, 9/9/2030	$200,000	$199,576
4.88%, 9/9/2035	200,000	201,004
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	199,038
5.25%, 6/4/2027	200,000	203,574
5.25%, 6/4/2030	250,000	259,904
Saudi Government International Bonds:
3.25%, 10/26/2026	250,000	248,470
3.25%, 10/22/2030	200,000	190,808
3.45%, 2/2/2061	300,000	191,395
3.63%, 3/4/2028	550,000	545,245
3.75%, 1/21/2055	200,000	141,501
4.50%, 4/17/2030	200,000	201,986
4.50%, 10/26/2046	664,000	567,456
4.50%, 4/22/2060	225,000	179,816
4.63%, 10/4/2047	200,000	172,488
4.75%, 1/18/2028	550,000	557,115
4.75%, 1/16/2030	400,000	407,679
4.88%, 7/18/2033	425,000	432,091
5.00%, 1/16/2034 (b)	900,000	920,492
5.00%, 4/17/2049 (b)	300,000	270,968
5.00%, 1/18/2053	200,000	178,434
5.13%, 1/13/2028	425,000	434,034
5.38%, 1/13/2031	500,000	523,862
5.50%, 10/25/2032	325,000	344,990
5.63%, 1/13/2035	200,000	212,254
5.75%, 1/16/2054 (b)	600,000	594,146
		8,378,326
SENEGAL — 0.2%
Senegal Government International Bonds:
6.25%, 5/23/2033	200,000	115,805
6.75%, 3/13/2048	200,000	107,466
7.75%, 6/10/2031	400,000	236,955
		460,226
SERBIA — 0.4%
Serbia International Bonds:
2.13%, 12/1/2030	200,000	174,776
6.00%, 6/12/2034 (b)	300,000	310,657
6.50%, 9/26/2033	350,000	375,048
		860,481
SOUTH AFRICA — 2.3%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	600,000	596,307
4.85%, 9/30/2029	375,000	375,265
5.00%, 10/12/2046	250,000	195,604
5.38%, 7/24/2044	600,000	511,406
5.65%, 9/27/2047	500,000	421,128
5.75%, 9/30/2049	500,000	421,046
Security Description	Principal Amount	Value
5.88%, 6/22/2030	$550,000	$568,500
5.88%, 4/20/2032	200,000	205,708
6.13%, 12/11/2037	200,000	197,311
6.30%, 6/22/2048	350,000	318,934
7.10%, 11/19/2036 (b)	800,000	858,931
7.25%, 12/11/2055	200,000	198,308
7.30%, 4/20/2052	300,000	302,305
7.95%, 11/19/2054	200,000	215,025
		5,385,778
SRI LANKA — 0.8%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (a) (c),(c)	448,795	427,119
3.35%, 3/15/2033 (a) (c),(c)	572,815	492,578
3.60%, 6/15/2035 (a) (c),(c)	346,140	263,066
3.60%, 2/15/2038 (a) (c),(c)	466,774	425,352
4.00%, 4/15/2028 (a)	139,889	134,063
		1,742,178
SURINAME — 0.1%
Suriname Government International Bonds 8.50%, 11/6/2035	250,000	270,147
TURKEY — 4.9%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030	500,000	519,782
8.51%, 1/14/2029	850,000	935,825
Republic of Turkiye 6.50%, 1/3/2035	890,000	893,344
Turkiye Government International Bonds:
4.88%, 4/16/2043	250,000	192,312
5.75%, 5/11/2047	300,000	245,963
5.95%, 1/15/2031	450,000	454,513
6.00%, 3/25/2027	298,000	304,236
6.00%, 1/14/2041	400,000	359,576
6.13%, 10/24/2028	500,000	516,081
6.50%, 9/20/2033	550,000	559,112
6.63%, 2/17/2045	825,000	768,754
6.80%, 11/4/2036	300,000	302,499
6.95%, 9/16/2035	400,000	411,493
7.13%, 2/12/2032	500,000	529,393
7.13%, 7/17/2032	350,000	369,690
7.25%, 5/29/2032	600,000	637,804
7.63%, 4/26/2029	325,000	349,344
7.63%, 5/15/2034	200,000	216,902
8.00%, 2/14/2034	100,000	111,387
8.60%, 9/24/2027	450,000	480,896
9.13%, 7/13/2030	450,000	514,355
9.38%, 3/14/2029	350,000	392,869
9.38%, 1/19/2033	500,000	589,952
9.88%, 1/15/2028	650,000	714,659
		11,370,741

See accompanying notes to financial statements.
11

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
UKRAINE — 0.9%
Ukraine Government International Bonds:
3.00%, 2/1/2035 (c)	$875,000	$494,957
4.50%, 2/1/2034 (c)	1,100,000	671,336
4.50%, 2/1/2035 (c)	950,000	568,415
4.50%, 2/1/2036 (c)	600,000	353,247
		2,087,955
UNITED ARAB EMIRATES — 3.0%
Abu Dhabi Government International Bonds:
2.50%, 9/30/2029	500,000	476,189
3.13%, 10/11/2027	300,000	296,995
3.13%, 4/16/2030	650,000	630,200
3.63%, 10/2/2028	200,000	199,130
3.88%, 4/16/2050	1,250,000	1,005,272
4.25%, 10/2/2035	200,000	198,043
4.88%, 4/30/2029	200,000	206,369
5.00%, 4/30/2034	800,000	842,937
5.50%, 4/30/2054	550,000	561,619
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	350,000	264,614
Finance Department Government of Sharjah:
6.13%, 3/6/2036	200,000	206,478
6.50%, 11/23/2032	200,000	212,380
Sharjah Sukuk Program Ltd.:
Series EMTN, 4.23%, 3/14/2028	200,000	196,955
5.43%, 4/17/2035	500,000	502,786
UAE International Government Bonds:
2.00%, 10/19/2031	250,000	224,865
4.05%, 7/7/2032	600,000	600,278
4.95%, 7/7/2052	350,000	335,422
		6,960,532
URUGUAY — 1.8%
Oriental Republic of Uruguay 5.25%, 9/10/2060	174,378	162,998
Uruguay Government International Bonds:
4.38%, 10/27/2027	100,000	100,503
4.38%, 1/23/2031	800,000	812,025
4.98%, 4/20/2055	800,000	727,959
5.10%, 6/18/2050	1,120,000	1,056,200
5.44%, 2/14/2037	460,000	478,078
5.75%, 10/28/2034	340,000	362,744
7.63%, 3/21/2036	300,000	363,106
		4,063,613
ZAMBIA — 0.2%
Zambia Government International Bonds:
0.50%, 12/31/2053	330,000	231,782
Security Description	Principal Amount	Value
5.75%, 6/30/2033 (c)	$282,824	$278,228
		510,010
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $195,715,261)		199,781,948
	Shares
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	476,701	476,701
State Street Navigator Securities Lending Portfolio II (g) (h)	6,659,849	6,659,849
TOTAL SHORT-TERM INVESTMENTS (Cost $7,136,550)		7,136,550
TOTAL INVESTMENTS — 101.2% (Cost $229,945,479)		234,190,405
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,828,189)
NET ASSETS — 100.0%		$231,362,216
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.
12

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures (short)	(7)	03/20/2026	$(786,953)	$(787,068)	$(115)

During the period ended December 31, 2025, the average notional value related to long futures contracts was $257,009 and short futures contracts was $450,297.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 27,271,907	$ —	$ 27,271,907
Foreign Government Obligations	—	199,781,948	—	199,781,948
Short-Term Investments	7,136,550	—	—	7,136,550
TOTAL INVESTMENTS	$7,136,550	$227,053,855	$—	$234,190,405
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (115)	$ —	$ —	$ (115)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(115)	$—	$—	$(115)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,218,049	$1,218,049	$14,920,352	$15,661,700	$—	$—	476,701	$476,701	$13,567
State Street Navigator Securities Lending Portfolio II	8,954,044	8,954,044	22,489,492	24,783,687	—	—	6,659,849	6,659,849	15,486
Total		$10,172,093	$37,409,844	$40,445,387	$—	$—		$7,136,550	$29,053
See accompanying notes to financial statements.
13

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.3%
AEROSPACE & DEFENSE — 0.3%
General Electric Co. Series A, 3 mo. USD Term SOFR + 0.64%, 4.54%, 5/5/2026 (a)	$9,209,000	$9,219,130
AGRICULTURE — 0.3%
Cargill, Inc. SOFR + 0.61%, 4.43%, 2/11/2028 (a) (b)	2,635,000	2,637,793
Philip Morris International, Inc.:
SOFR + 0.66%, 4.54%, 10/27/2028 (a)	3,350,000	3,351,876
SOFR + 0.83%, 4.70%, 4/28/2028 (a)	3,078,000	3,092,713
		9,082,382
AUTO MANUFACTURERS — 8.8%
American Honda Finance Corp.:
Series MTN, SOFR + 0.55%, 4.34%, 5/21/2026 (a)	4,733,000	4,735,272
Series MTN, SOFR + 0.62%, 4.35%, 12/11/2026 (a)	6,504,000	6,510,959
SOFR + 0.55%, 4.37%, 5/11/2026 (a)	2,975,000	2,977,142
Series A, SOFR + 0.65%, 4.44%, 11/19/2027 (a)	5,000,000	5,000,600
SOFR + 0.77%, 4.50%, 3/12/2027 (a)	3,385,000	3,391,228
Series GMTN, SOFR + 0.73%, 4.54%, 8/13/2027 (a)	5,000,000	5,008,200
SOFR + 0.82%, 4.57%, 3/3/2028 (a)	6,136,000	6,141,093
Series GMTN, SOFR + 0.72%, 4.63%, 10/22/2027 (a)	2,500,000	2,503,300
SOFR + 0.90%, 4.67%, 9/1/2028 (a)	2,750,000	2,757,948
Series GMTN, SOFR + 0.71%, 4.69%, 7/9/2027 (a)	6,500,000	6,507,280
Series MTN, SOFR + 0.75%, 4.71%, 1/15/2027 (a)	6,350,000	6,367,653
Series GMTN, SOFR + 0.72%, 4.73%, 10/5/2026 (a)	4,626,000	4,634,836
SOFR + 0.87%, 4.85%, 7/9/2027 (a)	5,718,000	5,746,590
BMW U.S. Capital LLC:
SOFR + 0.55%, 4.28%, 4/2/2026 (a) (b)	5,060,000	5,061,822
SOFR + 0.78%, 4.50%, 3/19/2027 (a) (b)	6,360,000	6,382,324
Security Description	Principal Amount	Value
SOFR + 0.71%, 4.53%, 8/11/2027 (a) (b)	$4,450,000	$4,460,057
SOFR + 0.80%, 4.61%, 8/13/2026 (a) (b)	6,800,000	6,816,116
SOFR + 0.92%, 4.65%, 3/21/2028 (a) (b)	6,060,000	6,087,452
SOFR + 0.92%, 4.73%, 8/13/2027 (a) (b)	2,830,000	2,844,065
Daimler Truck Finance North America LLC:
SOFR + 0.96%, 4.69%, 9/25/2027 (a) (b)	2,900,000	2,905,916
SOFR + 0.84%, 4.81%, 1/13/2028 (a) (b)	2,625,000	2,621,614
Ford Motor Credit Co. LLC:
SOFR + 1.45%, 5.28%, 11/5/2026 (a)	3,299,000	3,306,159
SOFR + 2.03%, 5.76%, 3/20/2028 (a)	3,650,000	3,670,038
General Motors Financial Co., Inc.:
SOFR + 1.04%, 4.82%, 2/26/2027 (a)	3,398,000	3,401,806
SOFR + 1.05%, 5.01%, 7/15/2027 (a)	3,243,000	3,245,984
SOFR + 1.35%, 5.17%, 5/8/2027 (a)	3,990,000	4,010,708
SOFR + 1.17%, 5.18%, 4/4/2028 (a)	2,203,000	2,206,767
SOFR + 1.29%, 5.28%, 1/7/2030 (a)	2,012,000	2,010,914
Hyundai Capital America:
SOFR + 0.99%, 4.72%, 3/25/2027 (a) (b) (c)	4,100,000	4,110,660
SOFR + 1.03%, 4.76%, 9/24/2027 (a) (b)	4,050,000	4,062,595
SOFR + 1.04%, 4.76%, 3/19/2027 (a) (b)	3,732,000	3,744,950
SOFR + 1.04%, 4.77%, 6/24/2027 (a) (b)	6,390,000	6,415,240
SOFR + 1.07%, 4.79%, 9/18/2028 (a) (b)	4,250,000	4,271,250
SOFR + 1.12%, 4.85%, 6/23/2027 (a) (b)	3,000,000	3,015,270
SOFR + 0.92%, 4.91%, 1/7/2028 (a) (b)	3,580,000	3,584,045
SOFR + 1.30%, 5.02%, 9/18/2030 (a) (b)	3,000,000	3,018,060
SOFR + 1.35%, 5.08%, 3/27/2030 (a) (b)	4,215,000	4,248,172
SOFR + 1.50%, 5.49%, 1/8/2027 (a) (b)	2,868,001	2,889,826
Mercedes-Benz Finance North America LLC:
SOFR + 0.78%, 4.51%, 4/1/2027 (a) (b)	5,715,000	5,730,259

See accompanying notes to financial statements.
14

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.63%, 4.52%, 7/31/2026 (a) (b)	$5,977,000	$5,985,248
SOFR + 0.85%, 4.66%, 11/15/2027 (a) (b)	5,050,000	5,064,544
SOFR + 0.93%, 4.66%, 3/31/2028 (a) (b)	4,025,000	4,036,833
Toyota Motor Credit Corp.:
SOFR + 0.45%, 4.26%, 5/15/2026 (a) (c)	7,061,000	7,066,225
Series MTN, SOFR + 0.65%, 4.37%, 3/19/2027 (a)	11,091,000	11,122,388
Series MTN, SOFR + 0.45%, 4.42%, 4/10/2026 (a)	510,000	510,311
SOFR + 0.47%, 4.45%, 1/8/2027 (a)	3,300,000	3,304,224
SOFR + 0.72%, 4.46%, 9/5/2028 (a)	4,250,000	4,275,840
SOFR + 0.71%, 4.52%, 5/14/2027 (a)	4,500,000	4,519,530
SOFR + 0.77%, 4.60%, 8/7/2026 (a)	9,688,000	9,715,417
SOFR + 0.89%, 4.69%, 5/18/2026 (a)	2,886,000	2,891,945
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 4.56%, 3/20/2026 (a) (b)	5,387,000	5,388,993
SOFR + 1.06%, 4.79%, 3/25/2027 (a) (b)	2,850,000	2,855,529
SOFR + 1.06%, 4.87%, 8/14/2026 (a) (b)	3,650,000	3,659,600
		236,800,797
AUTO PARTS & EQUIPMENT — 0.1%
LG Energy Solution Ltd. SOFR + 1.70%, 5.48%, 4/2/2030 (a) (b)	3,000,000	3,054,300
BANKS — 42.8%
ABN AMRO Bank NV:
SOFR + 0.75%, 4.74%, 7/7/2028 (a) (b)	5,950,000	5,966,481
SOFR + 1.00%, 4.75%, 12/3/2028 (a) (b)	4,760,000	4,775,232
SOFR + 1.78%, 5.50%, 9/18/2027 (a) (b)	4,715,000	4,755,879
ASB Bank Ltd. SOFR + 0.90%, 4.79%, 10/29/2030 (a) (b)	2,700,000	2,715,525
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.24%, 12/16/2026 (a) (b)	3,433,000	3,438,252
SOFR + 0.56%, 4.34%, 3/18/2026 (a) (b)	9,565,000	9,571,982
SOFR + 0.59%, 4.37%, 12/8/2028 (a) (b)	7,000,000	7,016,660
Security Description	Principal Amount	Value
SOFR + 0.62%, 4.40%, 6/18/2028 (a) (b)	$9,200,000	$9,235,696
SOFR + 0.65%, 4.44%, 9/30/2027 (a) (b)	4,350,000	4,367,269
SOFR + 0.68%, 4.46%, 12/8/2030 (a) (b)	5,000,000	5,010,100
SOFR + 0.85%, 4.62%, 12/16/2029 (a) (b) (c)	6,800,000	6,868,748
SOFR + 0.68%, 4.64%, 7/16/2027 (a) (b) (c)	11,273,000	11,327,449
SOFR + 0.81%, 4.76%, 1/18/2027 (a) (b)	8,409,000	8,451,297
Banco Santander SA:
SOFR + 1.12%, 4.97%, 11/6/2030 (a)	4,000,000	3,996,000
SOFR + 1.12%, 5.10%, 7/15/2028 (a)	5,450,000	5,481,446
SOFR + 1.38%, 5.11%, 3/14/2028 (a)	3,725,000	3,751,448
Bank of America Corp.:
Series FRN, SOFR + 0.83%, 4.72%, 1/24/2029 (a)	8,189,000	8,200,710
3 mo. USD Term SOFR + 1.02%, 4.74%, 9/15/2026 (a)	3,132,000	3,140,425
SOFR + 0.97%, 4.87%, 7/22/2027 (a)	4,224,000	4,233,715
Series MTN, SOFR + 1.05%, 4.90%, 2/4/2028 (a)	3,765,000	3,784,992
SOFR + 1.11%, 4.93%, 5/9/2029 (a)	7,070,000	7,117,652
SOFR + 1.35%, 5.08%, 9/15/2027 (a)	4,107,000	4,130,246
Bank of America NA SOFR + 1.02%, 4.82%, 8/18/2026 (a)	3,657,000	3,672,542
Bank of Montreal:
Series MTN, SOFR + 0.62%, 4.34%, 9/15/2026 (a)	3,403,000	3,409,670
SOFR + 0.75%, 4.48%, 9/22/2028 (a)	4,000,000	4,002,760
SOFR + 0.76%, 4.51%, 6/4/2027 (a)	4,150,000	4,168,094
SOFR + 0.88%, 4.61%, 9/10/2027 (a)	5,500,000	5,513,640
SOFR + 0.86%, 4.76%, 1/27/2029 (a)	3,331,000	3,336,130
SOFR + 1.16%, 4.89%, 12/11/2026 (a)	3,525,000	3,551,684
SOFR + 1.33%, 5.07%, 6/5/2026 (a)	2,596,000	2,605,995
Bank of New York Mellon SOFR + 0.71%, 4.65%, 4/20/2027 (a)	4,336,000	4,340,379

See accompanying notes to financial statements.
15

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
SOFR + 0.68%, 4.42%, 6/9/2028 (a)	$4,972,000	$4,978,563
SOFR + 0.83%, 4.76%, 7/21/2028 (a)	2,650,000	2,656,890
Bank of New Zealand SOFR + 0.81%, 4.72%, 1/27/2027 (a) (b)	3,325,000	3,333,013
Bank of Nova Scotia:
SOFR + 0.61%, 4.33%, 9/15/2026 (a)	2,344,000	2,348,290
Series I, SOFR + 0.76%, 4.48%, 9/15/2028 (a)	7,635,000	7,636,985
Series GMTN, SOFR + 0.78%, 4.53%, 6/4/2027 (a)	3,606,000	3,619,775
SOFR + 0.89%, 4.70%, 2/14/2029 (a)	2,975,000	2,978,897
SOFR + 1.00%, 4.74%, 9/8/2028 (a) (c)	6,220,000	6,246,373
Series GMTN, SOFR + 1.08%, 4.94%, 8/1/2029 (a) (c)	2,429,000	2,447,752
Banque Federative du Credit Mutuel SA:
SOFR + 1.07%, 4.88%, 2/16/2028 (a) (b)	6,459,000	6,504,923
SOFR + 0.99%, 4.94%, 10/16/2028 (a) (b) (c)	5,250,000	5,273,992
SOFR + 1.13%, 5.04%, 1/23/2027 (a) (b)	1,280,000	1,287,974
SOFR + 1.23%, 5.14%, 1/22/2030 (a) (b)	3,380,000	3,400,584
SOFR + 1.40%, 5.37%, 7/13/2026 (a) (b)	2,085,000	2,095,884
Barclays PLC:
SOFR + 1.08%, 4.90%, 11/11/2029 (a) (c)	4,125,000	4,143,356
SOFR + 1.49%, 5.22%, 3/12/2028 (a) (c)	4,890,000	4,942,910
SOFR + 1.88%, 5.60%, 9/13/2027 (a)	2,625,000	2,646,945
BNP Paribas SA SOFR + 1.43%, 5.25%, 5/9/2029 (a) (b)	3,862,000	3,902,165
BPCE SA SOFR + 1.98%, 5.92%, 10/19/2027 (a) (b)	2,985,000	3,015,954
Canadian Imperial Bank of Commerce:
SOFR + 0.80%, 4.54%, 9/8/2028 (a)	5,500,000	5,507,260
SOFR + 0.93%, 4.66%, 9/11/2027 (a)	4,500,000	4,512,690
SOFR + 0.94%, 4.67%, 6/28/2027 (a)	5,769,000	5,809,095
Security Description	Principal Amount	Value
SOFR + 0.72%, 4.69%, 1/13/2028 (a)	$4,075,000	$4,079,645
SOFR + 1.03%, 4.76%, 3/30/2029 (a)	2,150,000	2,159,374
SOFR + 1.22%, 4.95%, 10/2/2026 (a)	3,136,000	3,157,168
Citibank NA:
SOFR + 0.59%, 4.46%, 4/30/2026 (a)	4,425,000	4,427,965
SOFR + 0.71%, 4.51%, 11/19/2027 (a)	7,648,000	7,660,849
SOFR + 0.71%, 4.53%, 8/6/2026 (a)	8,635,000	8,650,543
SOFR + 0.78%, 4.55%, 5/29/2027 (a)	11,500,000	11,545,310
SOFR + 1.06%, 4.81%, 12/4/2026 (a)	4,500,000	4,524,570
SOFR + 1.12%, 4.88%, 5/29/2030 (a) (c)	3,691,000	3,730,088
Citigroup, Inc.:
SOFR + 0.77%, 4.51%, 6/9/2027 (a)	5,013,000	5,019,116
SOFR + 0.87%, 4.61%, 3/4/2029 (a)	7,701,000	7,702,463
SOFR + 1.14%, 4.96%, 5/7/2028 (a)	7,398,000	7,441,870
SOFR + 1.28%, 5.07%, 2/24/2028 (a)	5,604,000	5,644,573
Commonwealth Bank of Australia:
SOFR + 0.46%, 4.27%, 11/27/2026 (a) (b)	6,600,000	6,609,768
SOFR + 0.52%, 4.29%, 6/15/2026 (a) (b)	3,837,000	3,841,835
SOFR + 0.64%, 4.41%, 3/14/2028 (a) (b)	9,601,000	9,645,357
SOFR + 0.75%, 4.52%, 3/13/2026 (a) (b)	3,191,000	3,194,287
SOFR + 0.78%, 4.57%, 10/1/2030 (a) (b)	7,800,000	7,847,970
SOFR + 0.81%, 4.58%, 3/14/2030 (a) (b) (c)	13,250,000	13,357,192
SOFR + 0.97%, 4.74%, 3/14/2027 (a) (b)	2,235,000	2,252,053
Cooperatieve Rabobank UA:
SOFR + 0.59%, 4.36%, 5/27/2027 (a)	3,800,000	3,806,042
SOFR + 0.62%, 4.39%, 8/28/2026 (a)	6,450,000	6,463,674
SOFR + 0.71%, 4.45%, 3/5/2027 (a)	6,780,000	6,809,493
SOFR + 0.59%, 4.53%, 10/17/2028 (a)	4,800,000	4,811,232
SOFR + 0.60%, 4.53%, 1/21/2028 (a)	2,800,000	2,809,660
SOFR + 0.89%, 4.83%, 10/17/2029 (a) (c)	3,040,000	3,061,523

See accompanying notes to financial statements.
16

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.90%, 4.91%, 10/5/2026 (a)	$4,475,000	$4,495,674
Credit Agricole SA:
SOFR + 0.87%, 4.60%, 3/11/2027 (a) (b)	4,914,000	4,934,000
SOFR + 1.21%, 4.94%, 9/11/2028 (a) (b)	4,250,000	4,274,820
SOFR + 1.13%, 5.11%, 1/9/2029 (a) (b)	4,556,000	4,573,814
SOFR + 1.29%, 5.30%, 7/5/2026 (a) (b) (c)	4,600,000	4,620,884
DBS Group Holdings Ltd.:
SOFR + 0.60%, 4.38%, 3/21/2028 (a) (b)	9,215,000	9,241,355
SOFR + 0.65%, 4.43%, 3/21/2030 (a) (b)	4,125,000	4,134,611
Deutsche Bank AG:
SOFR + 1.22%, 5.03%, 11/16/2027 (a)	1,850,000	1,856,420
SOFR + 1.21%, 5.18%, 1/10/2029 (a)	5,200,000	5,225,376
DNB Bank ASA SOFR + 1.06%, 4.89%, 11/5/2030 (a) (b)	3,000,000	3,038,850
Federation des Caisses Desjardins du Quebec SOFR + 0.63%, 4.53%, 1/27/2027 (a) (b)	5,500,000	5,511,660
Fifth Third Bank NA SOFR + 0.81%, 4.70%, 1/28/2028 (a)	2,760,000	2,763,919
Goldman Sachs Bank USA:
SOFR + 0.77%, 4.49%, 3/18/2027 (a)	7,411,000	7,416,558
SOFR + 0.75%, 4.54%, 5/21/2027 (a)	7,616,000	7,626,510
Goldman Sachs Group, Inc.:
SOFR + 0.81%, 4.55%, 3/9/2027 (a)	3,397,000	3,399,242
SOFR + 0.82%, 4.55%, 9/10/2027 (a)	3,393,000	3,398,802
SOFR + 0.92%, 4.85%, 10/21/2027 (a)	2,663,000	2,670,643
SOFR + 0.92%, 4.85%, 10/21/2029 (a)	4,000,000	3,996,400
SOFR + 1.12%, 4.91%, 2/24/2028 (a)	3,097,000	3,113,414
SOFR + 1.29%, 5.20%, 4/23/2028 (a)	3,923,000	3,952,972
SOFR + 1.85%, 5.57%, 3/15/2028 (a)	2,784,000	2,823,171
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 5.87%, 10/28/2027 (a)	8,836,000	8,937,526
HSBC Holdings PLC:
SOFR + 1.03%, 4.81%, 3/3/2029 (a)	6,920,000	6,940,552
Security Description	Principal Amount	Value
SOFR + 1.04%, 4.84%, 11/19/2028 (a) (c)	$5,288,000	$5,311,214
SOFR + 1.29%, 5.10%, 11/19/2030 (a) (c)	2,430,000	2,452,040
SOFR + 1.57%, 5.39%, 8/14/2027 (a)	7,105,000	7,149,122
HSBC USA, Inc.:
SOFR + 0.96%, 4.71%, 3/4/2027 (a)	4,580,000	4,604,640
SOFR + 0.97%, 4.72%, 6/3/2028 (a)	2,600,000	2,619,266
Huntington National Bank SOFR + 0.72%, 4.69%, 4/12/2028 (a) (c)	4,303,000	4,299,170
ING Groep NV:
SOFR + 1.01%, 4.74%, 4/1/2027 (a)	2,913,000	2,916,583
SOFR + 1.01%, 4.74%, 3/25/2029 (a)	7,350,000	7,371,315
SOFR + 1.56%, 5.29%, 9/11/2027 (a)	4,530,000	4,561,030
JPMorgan Chase & Co.:
SOFR + 0.77%, 4.49%, 9/22/2027 (a) (c)	4,933,000	4,943,113
Series FRN, SOFR + 0.80%, 4.70%, 1/24/2029 (a) (c)	9,244,000	9,258,421
SOFR + 0.86%, 4.77%, 10/22/2028 (a) (c)	4,421,000	4,438,596
SOFR + 0.89%, 4.80%, 4/22/2027 (a)	4,806,000	4,813,449
SOFR + 0.92%, 4.83%, 4/22/2028 (a)	7,733,000	7,765,711
SOFR + 0.93%, 4.84%, 7/22/2028 (a) (c)	7,722,000	7,762,618
SOFR + 1.18%, 4.97%, 2/24/2028 (a)	6,843,000	6,893,022
SOFR + 1.20%, 5.11%, 1/23/2028 (a)	5,408,000	5,444,720
JPMorgan Chase Bank NA SOFR + 1.00%, 4.74%, 12/8/2026 (a)	5,004,000	5,036,576
KEB Hana Bank SOFR + 0.60%, 4.55%, 10/21/2028 (a)	2,500,000	2,504,900
Lloyds Banking Group PLC:
SOFR + 1.06%, 4.79%, 6/13/2029 (a)	4,350,000	4,364,311
SOFR + 1.06%, 4.85%, 11/26/2028 (a)	6,350,000	6,381,559
SOFR + 1.56%, 5.41%, 8/7/2027 (a)	3,725,000	3,748,691
SOFR + 1.58%, 5.61%, 1/5/2028 (a)	3,065,000	3,094,639
Macquarie Bank Ltd.:
SOFR + 0.74%, 4.51%, 6/12/2028 (a) (b) (c)	9,250,000	9,292,180

See accompanying notes to financial statements.
17

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.92%, 4.71%, 7/2/2027 (a) (b)	$7,085,000	$7,132,115
SOFR + 1.20%, 4.98%, 12/7/2026 (a) (b)	2,307,000	2,322,111
SOFR + 1.24%, 5.01%, 6/15/2026 (a) (b)	2,564,000	2,573,692
Macquarie Group Ltd. SOFR + 0.92%, 4.70%, 9/23/2027 (a) (b)	4,928,000	4,939,384
Morgan Stanley:
Series I, SOFR + 0.92%, 4.84%, 10/18/2029 (a)	4,150,000	4,158,590
Series MTN, SOFR + 1.02%, 4.97%, 4/13/2028 (a)	9,596,000	9,636,495
SOFR + 1.38%, 5.33%, 4/12/2029 (a)	2,384,000	2,413,395
Morgan Stanley Bank NA:
SOFR + 0.69%, 4.64%, 10/15/2027 (a)	8,375,000	8,390,159
SOFR + 0.87%, 4.64%, 5/26/2028 (a)	6,750,000	6,768,292
SOFR + 0.90%, 4.87%, 1/12/2029 (a) (c)	5,925,000	5,946,093
SOFR + 0.94%, 4.89%, 7/14/2028 (a)	10,000,000	10,040,900
SOFR + 1.08%, 5.03%, 1/14/2028 (a)	4,370,000	4,394,690
SOFR + 1.17%, 5.03%, 10/30/2026 (a)	1,020,000	1,027,466
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.58%, 11/17/2028 (a)	5,000,000	5,004,850
SOFR + 0.77%, 4.75%, 7/6/2028 (a)	9,458,000	9,472,660
National Australia Bank Ltd.:
SOFR + 0.50%, 4.28%, 3/6/2028 (a) (b)	650,000	649,935
SOFR + 0.62%, 4.39%, 6/11/2027 (a) (b)	11,400,000	11,446,398
SOFR + 0.65%, 4.42%, 6/13/2028 (a) (b)	7,350,000	7,383,222
SOFR + 0.60%, 4.51%, 10/26/2027 (a) (b)	5,550,000	5,570,146
SOFR + 0.65%, 4.63%, 1/12/2027 (a) (b)	4,617,000	4,632,698
SOFR + 0.79%, 4.76%, 1/14/2030 (a) (b)	6,500,000	6,547,320
National Bank of Canada SOFR + 1.03%, 4.76%, 7/2/2027 (a)	3,250,000	3,257,573
National Securities Clearing Corp. SOFR + 0.57%, 4.36%, 5/20/2027 (a) (b)	3,750,000	3,761,850
Security Description	Principal Amount	Value
NatWest Group PLC:
SOFR + 1.10%, 4.89%, 5/23/2029 (a)	$2,500,000	$2,509,750
SOFR + 1.25%, 5.03%, 3/1/2028 (a)	3,338,000	3,359,063
SOFR + 1.30%, 5.12%, 11/15/2028 (a)	3,718,000	3,751,983
NatWest Markets PLC:
SOFR + 0.76%, 4.49%, 9/29/2026 (a) (b)	1,235,000	1,238,384
SOFR + 0.80%, 4.63%, 11/6/2028 (a) (b)	4,000,000	4,002,680
SOFR + 0.95%, 4.68%, 3/21/2028 (a) (b) (c)	5,400,000	5,425,704
SOFR + 0.90%, 4.71%, 5/17/2027 (a) (b)	4,335,000	4,356,935
SOFR + 1.19%, 4.92%, 3/21/2030 (a) (b)	3,651,000	3,687,291
SOFR + 1.14%, 4.95%, 5/17/2029 (a) (b)	5,023,000	5,064,038
NongHyup Bank:
SOFR + 0.68%, 4.64%, 1/21/2029 (a)	1,900,000	1,903,268
SOFR + 0.80%, 4.75%, 7/22/2027 (a)	3,500,000	3,516,240
Nordea Bank Abp:
SOFR + 0.70%, 4.42%, 3/17/2028 (a) (b)	3,500,000	3,517,010
SOFR + 0.74%, 4.46%, 3/19/2027 (a) (b) (c)	5,301,000	5,322,310
SOFR + 0.83%, 4.60%, 8/28/2030 (a) (b)	3,550,000	3,555,432
SOFR + 1.02%, 4.75%, 9/10/2029 (a) (b)	2,250,000	2,277,900
PNC Bank NA:
SOFR + 0.50%, 4.46%, 1/15/2027 (a) (c)	4,367,000	4,371,280
SOFR + 0.73%, 4.66%, 7/21/2028 (a)	3,025,000	3,026,452
Royal Bank of Canada:
Series MTN, SOFR + 0.46%, 4.31%, 8/3/2026 (a) (c)	1,000,000	1,000,600
Series GMTN, SOFR + 0.59%, 4.45%, 11/2/2026 (a)	3,012,000	3,017,452
Series GMTN, SOFR + 0.57%, 4.47%, 4/27/2026 (a)	2,208,000	2,210,098
Series 1, SOFR + 0.70%, 4.55%, 11/3/2028 (a)	6,100,000	6,102,074
Series GMTN, SOFR + 0.82%, 4.55%, 3/27/2028 (a)	7,635,000	7,657,065
Series GMTN, SOFR + 0.71%, 4.64%, 1/21/2027 (a)	4,531,000	4,546,043

See accompanying notes to financial statements.
18

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.72%, 4.66%, 10/18/2027 (a)	$8,535,000	$8,553,692
Series GMTN, SOFR + 0.79%, 4.70%, 7/23/2027 (a)	7,640,000	7,656,502
SOFR + 0.88%, 4.71%, 8/6/2029 (a)	4,500,000	4,506,030
Series GMTN, SOFR + 0.83%, 4.73%, 1/24/2029 (a) (c)	7,283,000	7,294,143
Series GMTN, SOFR + 0.86%, 4.80%, 10/18/2028 (a)	5,328,000	5,345,849
Series GMTN, SOFR + 0.95%, 4.89%, 1/19/2027 (a)	6,341,000	6,377,905
Series GMTN, SOFR + 1.08%, 5.02%, 7/20/2026 (a)	2,696,000	2,706,784
Santander Holdings USA, Inc. SOFR + 1.61%, 5.34%, 3/20/2029 (a)	3,750,000	3,785,813
Santander U.K. Group Holdings PLC SOFR + 1.07%, 4.80%, 9/22/2029 (a)	3,750,000	3,746,700
Skandinaviska Enskilda Banken AB:
SOFR + 0.75%, 4.51%, 6/2/2028 (a) (b)	3,650,000	3,664,783
SOFR + 0.89%, 4.63%, 3/5/2027 (a) (b)	3,020,000	3,035,613
SOFR + 1.06%, 4.81%, 9/3/2030 (a) (b)	3,750,000	3,752,325
Societe Generale SA:
SOFR + 1.10%, 4.89%, 2/19/2027 (a) (b)	3,775,000	3,786,816
SOFR + 1.42%, 5.21%, 5/22/2029 (a) (b)	3,550,000	3,571,691
SOFR + 1.41%, 5.38%, 4/13/2029 (a) (b)	4,425,000	4,452,125
SOFR + 1.66%, 5.60%, 1/19/2028 (a) (b)	3,164,000	3,188,648
Standard Chartered Bank Series MTN, SOFR + 0.65%, 4.63%, 10/8/2026 (a)	2,350,000	2,354,465
Standard Chartered PLC:
SOFR + 1.17%, 4.98%, 5/14/2028 (a) (b) (c)	4,041,000	4,064,074
SOFR + 1.24%, 5.17%, 1/21/2029 (a) (b) (c)	4,875,000	4,908,394
SOFR + 2.03%, 5.85%, 2/8/2028 (a) (b)	3,645,000	3,697,597
SOFR + 1.93%, 5.93%, 7/6/2027 (a) (b) (c)	4,645,000	4,675,982
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 4.87%, 1/14/2027 (a)	$4,197,000	$4,216,558
SOFR + 1.05%, 5.03%, 4/15/2030 (a) (c)	7,075,000	7,093,112
SOFR + 1.17%, 5.18%, 7/9/2029 (a)	4,800,000	4,850,832
SOFR + 1.30%, 5.29%, 7/13/2026 (a)	3,850,000	3,869,366
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.75%, 4.53%, 9/11/2028 (a) (b)	6,800,000	6,815,164
SOFR + 0.98%, 4.77%, 9/10/2027 (a) (b)	6,836,000	6,890,961
SOFR + 0.99%, 4.77%, 3/13/2030 (a) (b) (c)	7,750,000	7,839,202
SOFR + 1.12%, 4.91%, 3/9/2026 (a) (b) (c)	4,610,000	4,617,099
SOFR + 1.15%, 4.93%, 9/14/2026 (a) (b)	4,692,000	4,718,463
Svenska Handelsbanken AB:
SOFR + 0.66%, 4.43%, 5/28/2027 (a) (b)	3,600,000	3,611,016
SOFR + 0.74%, 4.53%, 5/23/2028 (a) (b)	4,900,000	4,922,638
SOFR + 1.25%, 4.97%, 6/15/2026 (a) (b)	4,041,000	4,058,498
Swedbank AB:
SOFR + 1.03%, 4.82%, 11/20/2029 (a) (b)	3,000,000	3,036,330
SOFR + 1.38%, 5.10%, 6/15/2026 (a) (b)	3,893,000	3,911,531
Toronto-Dominion Bank:
SOFR + 0.59%, 4.32%, 9/10/2026 (a)	2,817,000	2,822,071
SOFR + 0.62%, 4.34%, 12/17/2026 (a)	3,624,000	3,635,307
Series MTN, SOFR + 0.91%, 4.67%, 6/2/2028 (a)	2,450,000	2,461,148
SOFR + 0.82%, 4.68%, 1/31/2028 (a)	4,550,000	4,566,607
SOFR + 0.75%, 4.72%, 10/13/2028 (a)	5,250,000	5,253,255
Series GMTN, SOFR + 0.73%, 4.74%, 4/5/2027 (a)	5,603,000	5,623,283
SOFR + 1.03%, 4.75%, 12/17/2029 (a)	2,375,000	2,391,055
Series MTN, SOFR + 1.08%, 5.02%, 7/17/2026 (a)	4,482,000	4,500,600
Truist Bank SOFR + 0.77%, 4.67%, 7/24/2028 (a)	4,700,000	4,698,449

See accompanying notes to financial statements.
19

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. Bank NA:
SOFR + 0.69%, 4.60%, 10/22/2027 (a) (c)	$4,950,000	$4,955,148
SOFR + 0.91%, 4.72%, 5/15/2028 (a)	3,500,000	3,512,530
UBS AG SOFR + 0.50%, 4.30%, 5/17/2027 (a)	1,500,000	1,501,470
UBS Group AG SOFR + 0.84%, 4.57%, 12/23/2029 (a) (b) (c)	11,350,000	11,328,889
United Overseas Bank Ltd. SOFR + 0.58%, 4.37%, 4/2/2028 (a) (b)	10,800,000	10,827,000
Wells Fargo & Co.:
SOFR + 0.88%, 4.60%, 9/15/2029 (a) (c)	8,010,000	8,012,563
SOFR + 0.78%, 4.68%, 1/24/2028 (a)	6,565,000	6,574,782
Series MTN, SOFR + 1.07%, 4.98%, 4/22/2028 (a)	9,762,000	9,810,908
SOFR + 1.37%, 5.28%, 4/23/2029 (a)	5,488,000	5,551,332
Wells Fargo Bank NA:
SOFR + 1.07%, 4.80%, 12/11/2026 (a)	4,070,000	4,098,124
SOFR + 1.06%, 4.89%, 8/7/2026 (a)	3,232,000	3,245,865
Westpac Banking Corp.:
SOFR + 0.50%, 4.28%, 3/6/2028 (a) (b)	3,500,000	3,500,070
SOFR + 0.52%, 4.31%, 6/3/2026 (a)	4,167,000	4,171,417
SOFR + 0.42%, 4.38%, 4/16/2026 (a)	7,300,000	7,303,650
Series GMTN, SOFR + 0.46%, 4.41%, 10/20/2026 (a)	6,199,000	6,208,980
SOFR + 0.82%, 4.61%, 7/1/2030 (a) (c)	6,433,000	6,489,482
SOFR + 0.81%, 4.77%, 4/16/2029 (a)	6,950,000	7,006,503
		1,155,972,322
BEVERAGES — 0.5%
Keurig Dr. Pepper, Inc.:
SOFR + 0.58%, 4.39%, 11/15/2026 (a)	4,007,000	4,005,437
SOFR + 0.88%, 4.60%, 3/15/2027 (a)	3,813,000	3,813,992
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 4.40%, 2/16/2027 (a)	1,275,000	1,278,302
Security Description	Principal Amount	Value
PepsiCo, Inc. SOFR + 0.40%, 4.21%, 2/13/2026 (a)	$3,893,000	$3,893,117
		12,990,848
COMMERCIAL SERVICES — 0.2%
PayPal Holdings, Inc. SOFR + 0.67%, 4.41%, 3/6/2028 (a)	4,454,000	4,467,362
DISTRIBUTION & WHOLESALE — 0.1%
Mitsubishi Corp. SOFR + 0.70%, 4.51%, 9/9/2028 (a) (b)	3,400,000	3,402,618
DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Co.:
SOFR + 0.65%, 4.50%, 11/4/2026 (a) (c)	3,683,000	3,693,054
SOFR + 0.76%, 4.57%, 2/13/2026 (a)	1,553,000	1,552,876
SOFR + 0.75%, 4.66%, 4/23/2027 (a)	2,768,000	2,770,796
SOFR + 0.81%, 4.75%, 7/20/2029 (a)	8,117,000	8,122,114
SOFR + 1.00%, 4.81%, 2/16/2028 (a)	2,391,000	2,400,875
SOFR + 0.93%, 4.83%, 7/26/2028 (a)	4,900,000	4,918,326
SOFR + 0.97%, 4.86%, 7/28/2027 (a)	2,904,000	2,907,078
SOFR + 1.26%, 5.16%, 4/25/2029 (a)	3,726,000	3,769,929
Charles Schwab Corp.:
SOFR + 0.52%, 4.33%, 5/13/2026 (a)	4,487,000	4,490,096
SOFR + 1.05%, 4.80%, 3/3/2027 (a)	4,490,000	4,519,365
Kodit Global Co. Ltd. SOFR + 0.65%, 4.43%, 9/30/2028 (a)	2,800,000	2,800,112
Mastercard, Inc. SOFR + 0.44%, 4.16%, 3/15/2028 (a)	2,900,000	2,906,119
Nomura Holdings, Inc. SOFR + 1.25%, 5.04%, 7/2/2027 (a)	4,250,000	4,278,050
Stellantis Financial Services U.S. Corp. SOFR + 1.69%, 5.41%, 9/15/2028 (a) (b)	2,500,000	2,516,000
		51,644,790
ELECTRIC — 0.7%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 4.32%, 11/18/2027 (a)	3,359,000	3,364,173

See accompanying notes to financial statements.
20

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Georgia Power Co. SOFR + 0.28%, 4.00%, 9/15/2026 (a)	$3,503,000	$3,498,937
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.82%, 4.54%, 9/16/2027 (a)	2,700,000	2,716,146
Series GMTN, SOFR + 0.80%, 4.63%, 2/5/2027 (a)	2,810,000	2,820,200
NextEra Energy Capital Holdings, Inc. SOFR + 0.80%, 4.65%, 2/4/2028 (a)	4,693,000	4,709,285
Pinnacle West Capital Corp. SOFR + 0.82%, 4.55%, 6/10/2026 (a)	3,041,000	3,042,429
		20,151,170
ELECTRONICS — 0.2%
Amphenol Corp. SOFR + 0.53%, 4.35%, 11/15/2027 (a)	4,800,000	4,804,224
HEALTH CARE SERVICES — 0.4%
HCA, Inc. SOFR + 0.87%, 4.64%, 3/1/2028 (a)	2,471,000	2,479,056
Roche Holdings, Inc. SOFR + 0.74%, 4.55%, 11/13/2026 (a) (b)	3,125,000	3,140,781
UnitedHealth Group, Inc. SOFR + 0.50%, 4.46%, 7/15/2026 (a)	4,570,000	4,573,747
		10,193,584
INSURANCE — 5.5%
Athene Global Funding:
SOFR + 0.85%, 4.67%, 5/8/2026 (a) (b)	1,945,000	1,947,198
SOFR + 0.95%, 4.69%, 3/6/2028 (a) (b)	5,100,000	5,104,029
SOFR + 0.75%, 4.70%, 7/16/2026 (a) (b)	4,750,000	4,755,177
SOFR + 1.00%, 4.72%, 9/18/2028 (a) (b)	3,250,000	3,257,410
SOFR + 1.03%, 4.80%, 8/27/2026 (a) (b)	3,575,000	3,585,511
SOFR + 0.83%, 4.82%, 1/7/2027 (a) (b)	3,690,000	3,697,675
SOFR + 1.21%, 4.94%, 3/25/2027 (a) (b)	3,820,000	3,840,513
Corebridge Global Funding:
SOFR + 0.86%, 4.58%, 12/15/2028 (a) (b)	2,000,000	2,003,100
SOFR + 0.75%, 4.74%, 1/7/2028 (a) (b)	2,935,000	2,935,704
SOFR + 1.30%, 5.03%, 9/25/2026 (a) (b)	3,919,000	3,941,456
Security Description	Principal Amount	Value
Equitable America Global Funding SOFR + 0.71%, 4.43%, 9/15/2027 (a) (b)	$3,050,000	$3,048,933
F&G Global Funding SOFR + 1.33%, 5.07%, 9/8/2028 (a) (b)	2,500,000	2,516,050
Jackson National Life Global Funding:
SOFR + 0.89%, 4.63%, 6/9/2027 (a) (b)	3,850,000	3,865,631
SOFR + 0.95%, 4.68%, 9/12/2028 (a) (b)	3,600,000	3,602,592
SOFR + 0.97%, 4.93%, 1/14/2028 (a) (b)	3,760,000	3,773,611
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 4.52%, 11/8/2027 (a)	2,700,000	2,711,907
MassMutual Global Funding II:
SOFR + 0.77%, 4.64%, 1/29/2027 (a) (b)	2,804,000	2,813,365
SOFR + 0.74%, 4.72%, 4/9/2027 (a) (b)	2,654,000	2,663,528
SOFR + 0.98%, 4.95%, 7/10/2026 (a) (b)	5,100,000	5,119,278
Metropolitan Life Global Funding I:
SOFR + 0.70%, 4.43%, 6/11/2027 (a) (b)	5,270,000	5,287,286
SOFR + 0.70%, 4.48%, 8/25/2028 (a) (b)	3,750,000	3,753,787
New York Life Global Funding:
SOFR + 0.48%, 4.22%, 6/9/2026 (a) (b)	7,440,000	7,446,696
SOFR + 0.41%, 4.24%, 2/5/2027 (a) (b)	3,301,000	3,301,825
SOFR + 0.58%, 4.35%, 8/28/2026 (a) (b)	750,000	751,170
SOFR + 0.67%, 4.40%, 4/2/2027 (a) (b)	6,753,000	6,775,082
SOFR + 0.66%, 4.56%, 7/25/2028 (a) (b)	3,750,000	3,752,925
SOFR + 0.93%, 4.66%, 4/2/2026 (a) (b)	3,434,000	3,439,735
SOFR + 0.88%, 4.78%, 4/25/2028 (a) (b)	7,001,000	7,056,168
Northwestern Mutual Global Funding SOFR + 0.66%, 4.44%, 8/25/2028 (a) (b)	2,750,000	2,752,420
Pacific Life Global Funding II:
SOFR + 0.58%, 4.31%, 12/20/2027 (a) (b)	3,500,000	3,502,905
SOFR + 0.48%, 4.33%, 2/4/2027 (a) (b)	5,649,000	5,655,101
SOFR + 0.62%, 4.37%, 6/4/2026 (a) (b)	2,536,000	2,539,297

See accompanying notes to financial statements.
21

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.60%, 4.50%, 1/27/2028 (a) (b)	$2,500,000	$2,500,050
SOFR + 0.85%, 4.68%, 2/5/2027 (a) (b)	5,675,000	5,702,353
SOFR + 0.75%, 4.72%, 7/10/2028 (a) (b)	2,800,000	2,809,352
SOFR + 1.05%, 4.94%, 7/28/2026 (a) (b)	4,235,000	4,251,432
Principal Life Global Funding II SOFR + 0.81%, 4.61%, 8/18/2028 (a) (b)	2,920,000	2,922,161
Protective Life Global Funding:
SOFR + 0.85%, 4.58%, 9/11/2028 (a) (b)	7,900,000	7,909,480
SOFR + 0.70%, 4.67%, 4/10/2026 (a) (b)	2,475,000	2,477,104
		149,768,997
INTERNET — 0.2%
Alphabet, Inc. SOFR + 0.52%, 4.34%, 11/15/2028 (a)	5,250,000	5,280,922
INVESTMENT COMPANY SECURITIES — 0.3%
Temasek Financial I Ltd. SOFR + 0.38%, 4.22%, 8/20/2027 (a) (b)	6,931,000	6,935,436
IT SERVICES — 0.1%
Hewlett Packard Enterprise Co. SOFR + 0.96%, 4.68%, 9/15/2028 (a)	3,106,000	3,114,697
MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp.:
Series MTN, SOFR + 0.46%, 4.23%, 2/27/2026 (a)	3,443,000	3,443,413
SOFR + 0.52%, 4.27%, 3/3/2028 (a)	5,634,000	5,639,916
Series MTN, SOFR + 0.52%, 4.33%, 5/14/2027 (a)	2,951,000	2,958,791
SOFR + 0.38%, 4.37%, 1/7/2027 (a)	2,720,000	2,723,590
SOFR + 0.56%, 4.37%, 11/15/2027 (a)	5,200,000	5,224,232
SOFR + 0.58%, 4.39%, 11/14/2028 (a)	5,900,000	5,915,281
SOFR + 0.64%, 4.45%, 8/15/2028 (a)	7,080,000	7,119,577
SOFR + 0.53%, 4.52%, 7/7/2027 (a)	360,000	361,332
SOFR + 0.69%, 4.64%, 10/16/2026 (a)	5,059,000	5,077,769
		38,463,901
MACHINERY-DIVERSIFIED — 1.3%
John Deere Capital Corp.:
Series MTN, SOFR + 0.44%, 4.19%, 3/6/2026 (a)	6,131,000	6,133,636
Security Description	Principal Amount	Value
SOFR + 0.50%, 4.25%, 3/6/2028 (a) (c)	$4,977,000	$4,983,570
Series MTN, SOFR + 0.58%, 4.32%, 9/11/2028 (a)	3,000,000	3,006,330
Series MTN, SOFR + 0.60%, 4.34%, 6/11/2027 (a)	3,202,000	3,212,599
Series MTN, SOFR + 0.57%, 4.35%, 3/3/2026 (a)	2,120,000	2,119,809
SOFR + 0.40%, 4.43%, 1/5/2027 (a)	5,600,000	5,606,496
Series MTN, SOFR + 0.79%, 4.54%, 6/8/2026 (a)	2,655,000	2,661,027
Series MTN, SOFR + 0.60%, 4.56%, 4/19/2027 (a)	3,093,000	3,105,557
SOFR + 0.68%, 4.66%, 7/15/2027 (a)	3,408,000	3,425,790
		34,254,814
MINING — 0.4%
Glencore Funding LLC:
SOFR + 0.75%, 4.48%, 10/1/2026 (a) (b)	4,600,000	4,604,830
SOFR + 1.06%, 5.07%, 4/4/2027 (a) (b)	3,128,000	3,141,513
Rio Tinto Finance USA PLC SOFR + 0.84%, 4.56%, 3/14/2028 (a) (c)	3,944,000	3,973,580
		11,719,923
MISCELLANEOUS MANUFACTURER — 0.2%
Siemens Funding BV SOFR + 0.64%, 4.42%, 5/26/2028 (a) (b)	4,800,000	4,815,216
MULTI-NATIONAL — 3.7%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 4.11%, 2/16/2029 (a) (c)	18,539,000	18,542,522
Series GMTN, SOFR + 0.33%, 4.14%, 2/20/2028 (a)	30,815,000	30,865,228
Inter-American Development Bank SOFR + 0.30%, 4.12%, 2/15/2029 (a)	17,275,000	17,286,229
International Bank for Reconstruction & Development:
SOFR + 0.28%, 4.08%, 2/23/2027 (a)	13,575,000	13,596,449
SOFR + 0.29%, 4.09%, 11/22/2028 (a)	20,926,000	20,951,530
		101,241,958

See accompanying notes to financial statements.
22

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 0.9%
Chevron USA, Inc.:
SOFR + 0.36%, 4.14%, 2/26/2027 (a)	$5,861,000	$5,868,268
SOFR + 0.47%, 4.25%, 2/26/2028 (a) (c)	4,556,000	4,565,704
SOFR + 0.57%, 4.38%, 8/13/2028 (a)	4,690,000	4,727,098
SOFR + 0.82%, 4.78%, 10/15/2030 (a)	5,250,000	5,254,830
Shell Finance U.S., Inc. SOFR + 0.78%, 4.61%, 11/6/2030 (a)	4,000,000	4,003,560
		24,419,460
PHARMACEUTICALS — 1.7%
Bristol-Myers Squibb Co. SOFR + 0.49%, 4.28%, 2/20/2026 (a)	4,007,000	4,008,563
Eli Lilly & Co. SOFR + 0.53%, 4.63%, 10/15/2028 (a)	6,307,000	6,339,355
GlaxoSmithKline Capital PLC SOFR + 0.50%, 4.23%, 3/12/2027 (a)	5,379,000	5,392,716
Merck & Co., Inc.:
SOFR + 0.46%, 4.18%, 9/15/2027 (a) (c)	4,275,000	4,298,000
SOFR + 0.57%, 4.32%, 3/15/2029 (a)	4,500,000	4,508,730
Novartis Capital Corp. SOFR + 0.52%, 4.35%, 11/5/2028 (a)	7,250,000	7,276,172
Pfizer, Inc. SOFR + 0.50%, 4.29%, 11/15/2027 (a)	4,700,000	4,712,502
Sanofi SA:
SOFR + 0.46%, 4.31%, 11/3/2027 (a)	4,000,000	4,014,720
SOFR + 0.54%, 4.39%, 11/3/2028 (a)	5,025,000	5,044,849
		45,595,607
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Public Storage Operating Co. SOFR + 0.70%, 4.65%, 4/16/2027 (a)	6,276,000	6,292,945
RETAIL — 0.3%
Walmart, Inc. SOFR + 0.43%, 4.32%, 4/28/2027 (a)	6,825,000	6,843,700
SAVINGS & LOANS — 0.3%
Nationwide Building Society:
SOFR + 1.01%, 4.74%, 9/30/2030 (a) (b)	2,150,000	2,147,743
SOFR + 1.07%, 5.03%, 7/14/2029 (a) (b)	2,950,000	2,956,106
Security Description	Principal Amount	Value
SOFR + 1.29%, 5.10%, 2/16/2028 (a) (b)	$2,486,000	$2,501,861
		7,605,710
SOFTWARE — 0.2%
Oracle Corp. SOFR + 0.76%, 4.61%, 8/3/2028 (a)	4,772,000	4,706,290
TELECOMMUNICATIONS — 0.3%
NTT Finance Corp.:
SOFR + 1.08%, 5.06%, 7/16/2028 (a) (b) (c)	3,200,000	3,232,352
SOFR + 1.31%, 5.29%, 7/16/2030 (a) (b)	5,800,000	5,892,220
		9,124,572
TOTAL CORPORATE BONDS & NOTES (Cost $1,977,596,605)		1,981,967,675
FOREIGN GOVERNMENT OBLIGATIONS — 25.0%
CANADA — 1.1%
CPPIB Capital, Inc. SOFR + 1.25%, 4.99%, 3/11/2026 (a) (b)	18,150,000	18,189,232
Export Development Canada SOFR + 0.33%, 4.20%, 8/1/2028 (a)	9,750,000	9,771,111
		27,960,343
FINLAND — 0.1%
Kuntarahoitus OYJ SOFR + 1.00%, 4.87%, 2/2/2029 (a) (b)	3,000,000	3,056,921
NETHERLANDS — 0.2%
BNG Bank NV SOFR + 1.00%, 4.86%, 8/5/2026 (a) (b)	5,000,000	5,022,334
NORWAY — 1.9%
Kommunalbanken AS:
SOFR + 0.40%, 4.18%, 03/03/2028 (a) (b)	16,700,000	16,737,796
SOFR + 0.41%, 4.41%, 04/09/2029 (a) (b)	16,400,000	16,435,946
SOFR + 1.00%, 4.73%, 06/17/2026 (a) (b)	18,150,000	18,212,818
		51,386,560
SOUTH KOREA — 2.3%
Export-Import Bank of Korea:
SOFR + 0.46%, 4.23%, 09/22/2028 (a)	4,500,000	4,504,164
SOFR + 0.47%, 4.45%, 01/14/2028 (a)	3,850,000	3,852,446
SOFR + 0.82%, 4.60%, 09/11/2029 (a)	4,750,000	4,806,282

See accompanying notes to financial statements.
23

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Industrial Bank of Korea:
SOFR + 0.58%, 4.35%, 06/24/2028 (a)	$4,000,000	$4,010,540
SOFR + 0.62%, 4.40%, 09/30/2027 (a) (b)	3,000,000	3,008,750
SOFR + 0.62%, 4.40%, 09/30/2027 (a)	125,000	125,365
Korea Development Bank:
SOFR + 0.70%, 4.64%, 10/23/2026 (a)	2,850,000	2,856,966
SOFR + 0.76%, 4.65%, 02/03/2030 (a)	8,500,000	8,571,935
Korea Electric Power Corp. SOFR + 0.60%, 4.47%, 11/12/2028 (a)	5,800,000	5,799,308
Korea Gas Corp. SOFR + 0.65%, 4.64%, 7/10/2028 (a)	2,500,000	2,506,102
Korea Housing Finance Corp. SOFR + 0.90%, 4.85%, 1/21/2030 (a)	2,700,000	2,724,527
Korea National Oil Corp.:
SOFR + 0.67%, 4.45%, 09/29/2028 (a)	3,500,000	3,501,952
SOFR + 0.77%, 4.55%, 03/31/2028 (a)	3,950,000	3,961,574
SOFR + 0.83%, 4.86%, 04/03/2027 (a)	8,050,000	8,077,856
SOFR + 0.90%, 4.68%, 09/30/2027 (a)	1,872,000	1,882,181
SOFR + 1.08%, 4.92%, 11/14/2026 (a)	1,250,000	1,255,717
		61,445,665
SUPRANATIONAL — 18.5%
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 4.02%, 06/20/2028 (a)	15,745,000	15,756,966
Series GMTN, SOFR + 1.00%, 4.73%, 06/16/2026 (a)	11,360,000	11,405,440
Series GMTN, SOFR + 1.00%, 4.79%, 08/27/2026 (a)	13,900,000	13,979,925
Series GMTN, SOFR + 1.00%, 5.02%, 04/06/2027 (a)	13,800,000	13,940,484
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 4.20%, 04/15/2026 (a) (b) (c)	7,500,000	7,502,325
SOFR + 0.62%, 4.44%, 08/16/2027 (a) (b) (c)	5,400,000	5,434,560
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
SOFR + 0.42%, 4.36%, 07/22/2030 (a) (c)	$19,000,000	$19,053,580
Series GMTN, SOFR + 0.19%, 4.15%, 04/14/2026 (a)	26,580,000	26,585,050
European Investment Bank:
SOFR + 0.32%, 4.14%, 08/14/2029 (a)	12,225,000	12,237,469
SOFR + 1.00%, 4.79%, 05/21/2028 (a) (b) (c)	8,400,000	8,547,252
Inter-American Development Bank:
SOFR + 0.17%, 3.90%, 09/16/2026 (a)	17,894,000	17,896,505
SOFR + 0.28%, 4.27%, 04/12/2027 (a)	15,425,000	15,440,888
SOFR + 0.35%, 4.38%, 10/04/2027 (a)	17,179,000	17,217,996
SOFR + 0.35%, 4.38%, 10/05/2028 (a)	18,325,000	18,363,299
SOFR + 0.39%, 4.12%, 03/13/2030 (a)	15,975,000	15,996,087
Series GMTN, SOFR + 0.20%, 4.03%, 02/10/2026 (a)	15,120,000	15,121,814
Series GMTN, SOFR + 0.27%, 3.99%, 03/20/2028 (a)	19,168,000	19,177,201
Series GMTN, SOFR + 0.37%, 4.24%, 08/01/2029 (a)	17,500,000	17,524,150
International Bank for Reconstruction & Development:
SOFR + 0.18%, 3.91%, 06/15/2026 (a)	9,260,000	9,263,148
SOFR + 0.27%, 4.00%, 06/15/2027 (a)	18,400,000	18,425,208
SOFR + 0.30%, 4.12%, 05/15/2028 (a)	15,824,000	15,847,578
SOFR + 0.30%, 4.23%, 01/24/2029 (a)	15,100,000	15,095,772
SOFR + 0.31%, 4.03%, 09/23/2026 (a)	20,700,000	20,724,426
SOFR + 0.37%, 4.36%, 01/12/2027 (a)	22,571,000	22,615,691
SOFR + 0.43%, 4.24%, 08/19/2027 (a)	28,941,000	29,044,030
SOFR + 0.46%, 4.49%, 10/04/2030 (a)	14,000,000	14,078,400
Series GMTN, SOFR + 0.28%, 4.09%, 11/18/2027 (a)	9,225,000	9,236,257

See accompanying notes to financial statements.
24

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
International Finance Corp.:
SOFR + 0.28%, 4.01%, 03/16/2026 (a)	$11,939,000	$11,943,895
SOFR + 0.31%, 4.10%, 08/28/2028 (a)	21,677,000	21,710,166
SOFR + 0.36%, 4.15%, 08/28/2029 (a) (c)	10,580,000	10,602,430
SOFR + 0.38%, 4.36%, 10/22/2030 (a)	3,500,000	3,505,915
Series GMTN, SOFR + 0.27%, 4.17%, 07/30/2027 (a)	8,325,000	8,334,324
Nordic Investment Bank:
SOFR + 0.29%, 4.02%, 10/04/2027 (a) (b) (c)	6,300,000	6,308,568
SOFR + 1.00%, 4.83%, 05/12/2026 (a)	12,350,000	12,389,026
		500,305,825
SWEDEN — 0.9%
Svensk Exportkredit AB:
SOFR + 0.37%, 4.17%, 11/21/2029 (a)	5,000,000	5,001,391
Series GMTN, SOFR + 1.00%, 4.86%, 05/05/2027 (a)	6,500,000	6,563,391
Series GMTN, SOFR + 1.00%, 4.87%, 08/03/2026 (a)	13,090,000	13,151,932
		24,716,714
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $673,171,360)		673,894,362
Shares
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	30,685,142	30,685,142
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	42,640,803	$42,640,803
TOTAL SHORT-TERM INVESTMENTS (Cost $73,325,945)		73,325,945
TOTAL INVESTMENTS — 101.0% (Cost $2,724,093,910)		2,729,187,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(26,454,930)
NET ASSETS — 100.0%		$2,702,733,052
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.0% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,981,967,675	$—	$1,981,967,675
Foreign Government Obligations	—	673,894,362	—	673,894,362
Short-Term Investments	73,325,945	—	—	73,325,945
TOTAL INVESTMENTS	$73,325,945	$2,655,862,037	$—	$2,729,187,982
See accompanying notes to financial statements.
25

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,460,322	$18,460,322	$259,558,992	$247,334,172	$—	$—	30,685,142	$30,685,142	$556,269
State Street Navigator Securities Lending Portfolio II	101,825,885	101,825,885	286,170,050	345,355,132	—	—	42,640,803	42,640,803	92,326
Total		$120,286,207	$545,729,042	$592,689,304	$—	$—		$73,325,945	$648,595
See accompanying notes to financial statements.
26

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 2.9%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,558,231
Baldwin County Industrial Development Authority Revenue, AL:
Series B, AMT, VRN, 4.63%, 6/1/2055 (a) (b)	1,730,000	1,737,515
Series A, AMT, VRN, 5.00%, 6/1/2055 (a) (b)	5,000,000	5,097,354
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	5,116,866
Series B, 5.00%, 10/1/2035	5,000,000	5,150,065
Series A, 5.25%, 5/1/2055 (b)	1,110,000	1,205,532
Series A, VRN, 5.25%, 5/1/2056 (b)	5,000,000	5,160,906
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	1,000,000	1,093,654
5.00%, 10/1/2039	2,285,000	2,481,708
5.25%, 10/1/2040	3,620,000	3,970,001
5.25%, 10/1/2042	1,520,000	1,634,666
5.25%, 10/1/2043	4,950,000	5,283,360
5.25%, 10/1/2049	5,000,000	5,163,866
Energy Southeast A Cooperative District Revenue, AL Series B, 5.00%, 9/1/2033	2,000,000	2,072,811
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	503,924
Homewood Educational Building Authority Revenue, AL:
Series C, 5.50%, 10/1/2049	1,000,000	1,012,781
Series C, 5.50%, 10/1/2054	1,375,000	1,386,835
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,458,575
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	861,681
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	103,955
Series A, 3.00%, 2/1/2030	200,000	197,586
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	510,395
Security Description	Principal Amount	Value
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2046	$1,375,000	$1,457,188
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	3,000,000	3,218,864
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, 5.00%, 11/1/2035	3,500,000	3,716,330
Series A, VRN, 5.25%, 1/1/2054 (b)	5,000,000	5,268,393
Series B, VRN, 5.25%, 3/1/2055 (b)	7,500,000	7,913,652
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,500,000	1,051,230
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (a)	7,665,000	7,681,069
		84,068,993
ALASKA — 0.0% *
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Zero Coupon, 6/1/2066	800,000	89,993
Series A, 4.00%, 6/1/2050	1,200,000	1,000,366
		1,090,359
AMERICAN SAMOA — 0.0% *
American Samoa Economic Development Authority Revenue, AS Series B, 5.25%, 9/1/2045 (a)	1,125,000	1,125,483
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, 3.63%, 5/20/2033	783,078	776,372
Series A, 4.00%, 7/15/2030 (a)	95,000	95,197
Series A, 4.00%, 7/1/2032	1,000,000	976,478
Series A, 4.00%, 12/15/2041 (a)	105,000	93,043
Series A, 4.00%, 12/15/2051 (a)	165,000	128,010
Series B, 4.00%, 7/1/2061	2,610,000	2,070,399
Series A, 4.75%, 7/1/2029 (a)	100,000	100,700
5.00%, 6/1/2031 (a)	210,000	212,933
5.00%, 7/1/2039 (a)	365,000	366,238
5.00%, 7/1/2049 (a)	1,000,000	914,433
5.00%, 7/1/2054 (a)	500,000	428,852
Series A, 5.00%, 7/1/2049 (a)	500,000	452,407
Series A, 5.00%, 7/15/2049	500,000	457,038

See accompanying notes to financial statements.
27

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2051 (a)	$2,000,000	$1,715,363
Series A, Build America Mutual Assurance Corp., 5.00%, 6/1/2054 (c)	200,000	200,344
Series A, 5.00%, 7/1/2054 (a)	500,000	443,029
Series B, 5.00%, 3/1/2037 (a)	75,000	75,088
Series B, 5.00%, 3/1/2042 (a)	70,000	67,284
Series D, 5.00%, 7/1/2051 (a)	185,000	172,439
Series G, 5.00%, 7/1/2047 (a)	100,000	94,663
Series A2, 5.13%, 1/1/2059	2,655,000	2,459,524
Series B, 5.13%, 1/1/2059	898,117	680,830
Series B, 5.35%, 10/1/2028 (a) (b) (d)	1,620,000	1,547,845
Series A, 6.38%, 6/1/2039 (a) (e)	750,000	600,000
AMT, 6.75%, 12/1/2055 (a)	1,625,000	1,663,123
Chandler Industrial Development Authority Revenue, AZ AMT, 4.10%, 12/1/2037 (b)	3,000,000	3,022,033
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	800,093
Series A, 5.00%, 5/15/2056	500,000	426,308
5.25%, 11/15/2046	1,010,000	893,955
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	27,794
Series A, 4.00%, 12/1/2051 (a)	5,150,000	3,129,280
5.00%, 7/1/2045 (a)	4,285,000	4,141,393
Series A, 5.00%, 7/1/2041 (a)	5,685,000	5,686,802
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (a)	2,500,000	2,194,783
Series A, 4.00%, 4/1/2046	650,000	573,109
5.00%, 6/15/2034 (a)	100,000	100,043
5.25%, 7/1/2036 (e)	315,000	252,000
6.75%, 2/1/2050 (a)	310,000	310,045
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (a)	2,080,000	1,760,216
Series A, 6.00%, 7/1/2052 (a)	1,000,000	1,003,805
Series A, 6.25%, 7/1/2053 (a)	1,900,000	1,845,864
Series A, 6.50%, 7/1/2054 (a)	2,500,000	2,550,298
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	427,268
Series A, 3.60%, 2/1/2040	600,000	562,042
Security Description	Principal Amount	Value
Pinal County Industrial Development Authority Revenue, AZ Series A, AMT, 5.50%, 10/1/2033 (a) (b)	$1,000,000	$1,052,025
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	3,000,000	3,266,210
5.00%, 12/1/2037	4,130,000	4,480,122
5.25%, 12/1/2027	265,000	273,744
5.25%, 12/1/2028	105,000	110,254
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (a)	5,550,000	4,981,829
5.75%, 6/15/2053 (a)	1,000,000	1,000,988
6.25%, 6/15/2045	1,500,000	1,530,942
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,194,223
Series A, 4.00%, 12/1/2046	1,005,000	834,891
Series B, 4.00%, 12/1/2056	2,135,000	1,641,281
Series A, 6.13%, 10/1/2052 (a)	500,000	321,610
		67,186,882
ARKANSAS — 0.9%
Arkansas Development Finance Authority Revenue, AR:
AMT, 4.50%, 9/1/2049 (a)	6,330,000	6,143,574
AMT, 4.75%, 9/1/2049 (a)	4,000,000	3,912,242
AMT, 5.45%, 9/1/2052	6,270,000	6,273,163
AMT, 5.70%, 5/1/2053	2,910,000	2,950,749
Series A, AMT, 6.88%, 7/1/2048 (a)	5,500,000	5,910,680
Series B, AMT, 7.38%, 7/1/2048 (a)	1,250,000	1,354,647
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	96,790
		26,641,845
CALIFORNIA — 13.7%
Alameda Corridor Transportation Authority Revenue, CA:
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2051 (c) (d)	1,930,000	1,097,302
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (c)	1,950,000	518,974
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	165,000	165,112
Series A, 5.00%, 3/1/2041	665,000	644,719
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,030

See accompanying notes to financial statements.
28

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (b)	$5,000,000	$5,358,623
Series B, VRN, 5.00%, 1/1/2055 (b)	2,000,000	2,084,493
Series E-1, 5.00%, 2/1/2054 (b)	3,015,000	3,207,837
Series G, VRN, 5.00%, 11/1/2055 (b)	3,000,000	3,121,445
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,125,083
Series D, 5.50%, 5/1/2054 (b)	5,000,000	5,280,010
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (a)	2,415,000	1,642,877
Series A-1, 3.00%, 2/1/2057 (a)	3,500,000	2,153,284
Series A, 4.00%, 2/1/2056 (a)	1,915,000	1,273,419
Series A-1, 4.00%, 2/1/2056 (a)	9,500,000	7,859,557
Series A-2, 4.00%, 8/1/2047 (a)	1,270,000	974,316
Series A-2, 4.00%, 2/1/2050 (a)	2,000,000	1,465,967
Series A-2, 4.00%, 8/1/2051 (a)	2,000,000	894,862
Series A, 5.00%, 8/1/2049 (a)	2,500,000	2,294,559
Series A, 5.00%, 2/1/2050 (a)	5,000,000	3,825,000
Series A, 5.00%, 8/1/2050 (a)	965,000	902,457
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,295,719
Series B-2, Zero Coupon, 6/1/2055	1,230,000	233,468
Series C, Zero Coupon, 6/1/2057	5,000,000	808,964
Series A, 4.00%, 6/1/2049	1,000,000	857,706
Series B-1, 5.00%, 6/1/2049	245,000	243,887
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	330,712
Series A, 4.00%, 11/15/2039	1,375,000	1,374,975
Series A, 4.00%, 11/15/2042	1,750,000	1,708,658
Series A, 4.00%, 8/15/2049	475,000	381,629
Series A, 5.00%, 12/1/2039	2,500,000	2,704,703
Series A, 5.00%, 8/15/2047	4,265,000	3,984,648
Series B, 5.00%, 10/1/2044	2,000,000	2,001,042
California Housing Finance Agency Revenue, CA:
Series 2021-1, 3.50%, 11/20/2035	4,015,999	3,978,556
Series 2, 4.00%, 3/20/2033	6,442,374	6,601,343
Security Description	Principal Amount	Value
Series 1, 4.38%, 9/20/2036	$2,570,689	$2,664,881
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, 5.25%, 7/1/2054	7,000,000	7,114,829
Series B, VRN, 12.00%, 1/1/2065 (a) (b)	11,840,000	8,761,600
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (c)	1,250,000	938,801
Series A-P3, AMT, Assured Guaranty Inc., 3.25%, 12/31/2032 (c)	625,000	610,165
Series A-P3, AMT, Assured Guaranty Inc., 3.50%, 12/31/2035 (c)	3,810,000	3,690,948
AMT, 4.00%, 7/15/2029	10,955,000	11,004,121
Build America Mutual Assurance Corp., 4.00%, 5/15/2041 (c)	355,000	355,258
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (c)	1,000,000	941,086
Series A, 4.00%, 2/1/2042	3,000,000	2,876,683
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,751,290
Series A, VRN, 4.33%, 11/20/2040 (b)	2,995,953	2,842,548
5.00%, 5/15/2052	500,000	491,481
Series A, 5.00%, 7/1/2034	280,000	284,761
Series A, 5.00%, 10/1/2039 (a)	150,000	150,084
Series A, 5.00%, 7/1/2047	185,000	185,066
Series A, 5.00%, 7/1/2049 (a)	1,250,000	1,135,505
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	209,518
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	103,341
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,374,991
Series A-P3, AMT, 5.00%, 12/31/2043	5,445,000	5,470,779
Series A-P3, AMT, 5.00%, 12/31/2047	745,000	744,685
Series B, 5.00%, 7/1/2042	1,000,000	1,003,526
Series B, AMT, 5.00%, 6/1/2048	600,000	599,986
5.25%, 1/1/2045	1,000,000	821,285
Series A, 5.25%, 11/1/2041	1,000,000	1,003,188
Series A, 5.38%, 11/1/2040 (a)	1,000,000	1,000,498
Series A, 5.90%, 6/15/2044 (a)	460,000	485,706
Series A, 6.20%, 6/15/2054 (a)	600,000	628,634

See accompanying notes to financial statements.
29

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
California Municipal Finance Authority, Certificate Participation, CA Series A, Assured Guaranty, Inc., 5.25%, 11/1/2052 (c)	$2,110,000	$2,080,265
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	766,487
5.00%, 9/1/2049	1,250,000	1,260,000
5.00%, 9/1/2052	2,000,000	2,021,540
5.00%, 9/1/2054	1,375,000	1,383,742
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,404
AMT, 5.00%, 11/21/2045 (a)	500,000	500,204
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	502,718
Series A, 5.00%, 11/15/2046 (a)	900,000	823,450
Series A, 5.00%, 11/15/2051 (a)	600,000	533,511
Series A, 5.00%, 11/15/2056 (a)	415,000	362,838
Series A, 6.38%, 6/1/2059 (a)	2,000,000	1,909,058
Series A, 6.50%, 6/1/2054 (a)	6,930,000	6,778,741
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (a)	2,000,000	1,482,731
5.00%, 6/1/2054 (a)	250,000	222,829
Series A, 5.00%, 8/1/2032 (a)	600,000	630,305
Series A, 5.00%, 7/1/2042 (a)	2,215,000	2,222,611
Series A, 5.00%, 7/1/2047 (a)	250,000	238,488
Series A, 5.00%, 6/1/2050 (a)	605,000	508,968
Series A, 5.00%, 6/1/2054 (a)	1,900,000	1,695,454
Series A, 5.00%, 6/1/2058 (a)	3,355,000	3,126,698
Series A, 5.00%, 7/1/2058 (a)	1,000,000	870,616
Series A, 5.00%, 6/1/2059 (a)	3,895,000	3,146,940
Series A, 5.75%, 6/1/2053 (a)	2,000,000	1,932,185
Series A, 6.25%, 6/1/2042 (a)	1,120,000	1,168,349
Series A, 6.38%, 6/1/2052 (a)	1,250,000	1,286,557
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	751,489
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (c)	3,500,000	2,582,522
Series A, 3.00%, 8/15/2036	205,000	192,589
Series A, 3.00%, 4/1/2037	835,000	767,835
Series A, 3.50%, 11/1/2027 (a)	1,395,000	1,383,261
Series A, 4.00%, 4/1/2042	130,000	122,532
4.25%, 1/1/2043	480,000	480,988
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2028 (a)	$100,000	$100,762
Series A, 5.00%, 6/1/2036 (a)	2,210,000	2,215,545
Series A, 5.00%, 11/1/2041 (a)	1,000,000	1,002,072
Series A, 5.00%, 12/1/2041 (a)	5,000,000	5,011,911
Series A, 5.00%, 3/1/2042	4,000,000	4,065,986
Series A, 5.00%, 12/1/2046 (a)	2,500,000	2,500,258
Series A, 5.00%, 3/1/2048	2,800,000	2,812,383
Series A, 5.00%, 5/15/2050	1,565,000	1,568,874
5.25%, 7/1/2039 (a)	2,000,000	2,040,823
Series A, 5.25%, 12/1/2034	1,940,000	1,945,573
Series A, 5.25%, 8/15/2037	605,000	637,349
Series A, 5.25%, 12/1/2043 (a)	875,000	888,253
Series A, 5.25%, 12/1/2044	8,045,000	8,068,167
Series A, 5.25%, 12/1/2048 (a)	705,000	710,186
Series A, 5.25%, 12/1/2056 (a)	1,500,000	1,501,140
Series A, 5.50%, 12/1/2054	2,500,000	2,505,916
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	855,972
Series A, 5.00%, 9/2/2039	945,000	981,295
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,330,000	1,362,049
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (a)	20,750,000	1,238,663
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (c)	400,000	322,143
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,484,867
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (a)	850,000	894,157
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	891,664
4.00%, 9/1/2051	335,000	288,675
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,025,564

See accompanying notes to financial statements.
30

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	$1,000,000	$879,195
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	700,000
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	965,048
5.00%, 9/1/2044	255,000	255,089
5.00%, 9/1/2047 (a)	1,000,000	1,004,792
Series 2024, 5.00%, 9/1/2049	1,125,000	1,135,584
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (a)	5,130,000	3,856,730
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (a)	2,000,000	1,711,211
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (a)	3,500,000	2,401,737
Series A-2, 4.00%, 8/1/2047 (a)	700,000	638,826
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (a)	4,500,000	3,029,668
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (a)	3,500,000	2,513,854
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (a)	1,000,000	1,000,234
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	996,050
5.00%, 9/1/2042	1,000,000	1,030,104
5.00%, 9/1/2045	100,000	100,262
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (a) (d)	1,645,000	1,080,054
Series A-1, 2.80%, 3/1/2047 (a)	935,000	742,693
Series A, 3.00%, 9/1/2056 (a)	1,475,000	1,002,848
Series A-1, 3.00%, 6/1/2047 (a)	8,000,000	5,605,410
Series A-1, 3.00%, 12/1/2049 (a)	3,000,000	2,035,723
Series A-2, 3.00%, 12/1/2056 (a)	4,900,000	3,432,777
Series A-2, 3.00%, 3/1/2057 (a)	2,245,000	1,521,489
Series A1, 3.10%, 7/1/2045 (a)	5,000,000	4,257,407
Security Description	Principal Amount	Value
Series A-2, 3.13%, 7/1/2056 (a)	$5,000,000	$3,244,109
Series A-2, 3.13%, 8/1/2056 (a)	2,500,000	1,865,319
Series A2, 3.25%, 5/1/2057 (a)	5,000,000	3,425,371
Series A-2, 3.25%, 7/1/2056 (a)	2,500,000	1,619,628
Series A-2, 3.25%, 4/1/2057 (a)	1,535,000	1,105,299
Series A-1, 3.50%, 10/1/2046 (a)	1,655,000	1,438,901
Series A, 4.00%, 8/1/2056 (a)	2,860,000	2,554,883
Series A, 4.00%, 10/1/2056 (a)	3,470,000	2,839,869
Series A-2, 4.00%, 7/1/2056 (a)	6,870,000	5,302,755
Series A-2, 4.00%, 9/1/2056 (a)	2,000,000	1,429,502
Series A-2, 4.00%, 10/1/2056 (a)	3,500,000	2,816,498
Series B, 4.00%, 12/1/2059 (a)	1,535,000	853,336
Series A-2, 4.30%, 7/1/2059 (a)	5,000,000	3,972,770
Series A, 5.00%, 1/1/2054 (a)	1,000,000	906,843
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	801,543
Fairfield Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2049	1,000,000	1,014,352
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	3,130,000	2,808,886
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	8,905,653
Series A-1, 5.00%, 6/1/2051	390,000	384,640
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,612,356
Zero Coupon, 6/1/2057 (a)	15,000,000	744,853
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,716,440
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,560,134
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	107,541
Series A, 5.50%, 11/15/2030	270,000	301,218

See accompanying notes to financial statements.
31

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (c)	$345,000	$383,886
Los Angeles Department of Water & Power Revenue, CA Series D, 5.00%, 7/1/2045	1,155,000	1,213,359
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	2,255,000	2,270,919
Mountain House Community Facilities District, Special Tax Revenue, CA:
5.00%, 9/1/2050	1,000,000	1,004,351
5.00%, 9/1/2055	1,900,000	1,902,754
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	190,000	201,160
Series A, 6.50%, 11/1/2039	2,775,000	3,412,706
Series B, 6.50%, 11/1/2039	5,000,000	6,149,020
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	506,808
Series A, 5.00%, 8/15/2046	550,000	551,461
Series A, 5.50%, 8/15/2048	1,550,000	1,620,536
Series A, 5.50%, 8/15/2053	2,000,000	2,078,237
Pajaro Valley Health Care District, General Obligation, CA Series A, 5.00%, 9/1/2054	2,040,000	1,956,243
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	478,146
5.00%, 11/1/2042	2,000,000	1,797,088
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	1,024,129
Series A, 5.00%, 9/1/2049	500,000	505,409
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,494,637
5.00%, 9/1/2048	1,260,000	1,260,840
5.00%, 9/1/2055	2,000,000	1,976,013
Series B-2, 5.00%, 9/1/2052	1,245,000	1,225,444
Series B-2, 5.25%, 9/1/2047	1,330,000	1,346,059
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	3,210,000	2,353,349
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	$2,485,000	$2,488,892
Series A, AMT, 5.00%, 5/1/2035	560,000	606,425
Series A, AMT, 5.00%, 5/1/2036	770,000	829,570
Series E, AMT, 5.00%, 5/1/2045	600,000	607,586
San Francisco Community College District, General Obligation, CA Series B, Build America Mutual Assurance Corp., 5.25%, 6/15/2049 (c)	635,000	679,000
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	3,518,000	3,324,105
Series B, 5.25%, 1/15/2044	3,480,000	3,481,513
San Joaquin Valley Clean Energy Authority Revenue, CA Series A, VRN, 5.50%, 1/1/2056 (b)	6,065,000	6,847,306
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,928,363
Series C, Zero Coupon, 6/1/2056	5,250,000	518,282
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	877,567
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	75,774
Series A, 5.00%, 9/1/2044	1,900,000	1,948,571
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,176,253
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (a)	100,000	102,456
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,460,615
Series B-1, 5.00%, 6/1/2048	1,865,000	1,828,702

See accompanying notes to financial statements.
32

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	$2,315,000	$2,375,853
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,277
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	509,326
Series A, 5.75%, 7/1/2053	245,000	256,064
		397,077,870
COLORADO — 4.4%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,674,348
5.00%, 12/1/2051	1,895,000	1,741,469
5.75%, 12/1/2054 (a)	4,000,000	4,000,518
Aurora Crossroads Metropolitan District No. 2, General Obligation, CO Series A-3, 6.13%, 12/1/2055	3,725,000	3,731,273
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,467,473
Brickyard Metropolitan District No. 1, General Obligation, CO 7.00%, 12/1/2045	3,000,000	2,913,279
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (a)	500,000	501,070
5.00%, 12/1/2049 (a)	1,300,000	1,228,562
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	918,000	921,054
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	524,825
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,345,005
Centerra Metropolitan District No. 1, Special Obligation, CO:
5.00%, 12/1/2029 (a)	932,000	933,157
5.00%, 12/1/2047 (a)	1,000,000	988,249
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	2,585,000	2,587,812
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	742,821
Security Description	Principal Amount	Value
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	$1,000,000	$962,688
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	200,917
5.00%, 10/1/2039 (a)	1,595,000	1,598,012
5.00%, 10/1/2049 (a)	540,000	495,072
Series A-1, 6.88%, 2/1/2059 (a)	4,775,000	5,003,164
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,977,237
Series A-2, 4.00%, 8/1/2049	510,000	440,777
5.00%, 1/1/2031	105,000	105,059
5.00%, 1/1/2037	2,750,000	2,750,950
5.00%, 1/1/2038	200,000	202,585
5.00%, 12/1/2054 (a)	1,250,000	881,250
Series A, 5.00%, 12/1/2043	1,000,000	1,007,041
Series B-1, 5.00%, 7/1/2057 (b) (d)	1,042,165	793,756
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,659,594
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	500,146
Conexus Metropolitan District No. 1, General Obligation, CO Series A, 6.25%, 12/1/2055	2,055,000	2,070,983
Cottonwood Creek Metropolitan District No. 5, General Obligation, CO Zero Coupon, 12/1/2055 (a) (d)	2,500,000	1,914,488
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	1,000,000	972,100
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,524,251	4,188,855
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	478,787
Series A, 5.00%, 12/1/2039	40,000	40,071
Series A, 5.25%, 12/1/2045	370,000	370,117
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (a)	100,000	100,412

See accompanying notes to financial statements.
33

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (c)	$475,000	$266,733
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (a)	400,000	405,650
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,482,900
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,971,937
Series A, 5.75%, 12/1/2052	535,000	537,189
Granary Metropolitan District No. 9 Special Assessment District No. 1, Special Assessment, CO 5.45%, 12/1/2044 (a)	1,000,000	1,004,111
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (a)	2,430,000	2,454,472
Hess Ranch Metropolitan District No. 6, General Obligation, CO Series A-1, 5.00%, 12/1/2049	2,000,000	1,936,999
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	714,836
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	500,212
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	500,729
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.75%, 12/1/2055 (a)	1,000,000	1,010,904
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (a)	3,270,000	3,273,331
6.63%, 12/1/2056 (a)	2,575,000	2,559,989
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	1,009,432
Series A, 5.25%, 12/1/2050	2,000,000	2,006,672
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,573,122
Security Description	Principal Amount	Value
Parterre Metropolitan District No. 5, General Obligation, CO Series A, 5.88%, 12/1/2045	$700,000	$731,077
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,238,044
Pinery Commercial Metropolitan District No. 2 Revenue, CO 5.75%, 12/1/2054	500,000	496,716
Pinon Pines Metropolitan District No. 3, General Obligation, CO Zero Coupon, 12/1/2054 (d)	1,055,000	957,217
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,628,556
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (a)	1,000,000	1,000,390
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (a)	2,990,000	2,992,228
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,068,542
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (a)	1,730,000	1,620,254
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,643,000	2,643,689
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	401,417
Reagan Ranch Metropolitan District No. 1, General Obligation, CO 6.13%, 12/1/2054 (a)	3,300,000	3,276,928
Redtail Ridge Metropolitan District, General Obligation, CO Zero Coupon, 12/1/2032	2,500,000	1,570,049
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	942,007
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (a)	1,000,000	977,476
Series A, 5.00%, 12/1/2051 (a)	1,000,000	913,885

See accompanying notes to financial statements.
34

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	$3,000,000	$3,103,913
South Aurora Regional Improvement Authority Revenue, CO 6.75%, 12/1/2055	1,965,000	2,009,845
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	1,000,843
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (a) (d)	1,000,000	707,136
STC Metropolitan District No. 2, General Obligation, CO Series A-2, 6.25%, 12/1/2055 (a)	1,000,000	1,006,004
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	244,000	249,925
Tailholt Metropolitan District No. 3, General Obligation, CO Series A2, Zero Coupon, 12/1/2054 (d)	1,000,000	829,269
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039 (e)	500,000	395,202
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	929,580
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,355,359
Vail Home Partners Corp. Revenue, CO 5.88%, 10/1/2055 (a)	1,250,000	1,271,174
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	1,000,177
Verve Metropolitan District No. 1, General Obligation, CO:
6.50%, 12/1/2043	2,000,000	2,036,601
6.75%, 12/1/2052	1,430,000	1,451,033
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,669,626
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (a)	1,950,000	1,937,203
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	597,000	599,331
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2049	$1,000,000	$951,481
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	505,045
Series A-1, 4.13%, 12/1/2051	2,550,000	1,926,430
		128,617,846
CONNECTICUT — 0.8%
City of Hartford, General Obligation, CT Series C, Assured Guaranty, Inc., 3.00%, 7/15/2027 (c)	100,000	100,023
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	493,146
Series R, 3.38%, 7/1/2037	190,000	185,514
Series F, 3.50%, 7/1/2026	5,000	4,994
Series A, 4.00%, 7/1/2038	745,000	747,996
Series A, 4.00%, 7/1/2049	1,000,000	874,502
Series F, 4.00%, 7/1/2030	1,100,000	1,101,880
Series L-1, 4.00%, 7/1/2029	490,000	503,168
Series L, 4.13%, 7/1/2041	500,000	500,042
Series A, 5.00%, 1/1/2045 (a)	1,800,000	1,596,252
Series A, 5.00%, 9/1/2046 (a)	110,000	105,139
Series A, 5.00%, 9/1/2053 (a)	500,000	462,358
Series F, 5.00%, 7/1/2037	1,175,000	1,178,645
Series F, 5.00%, 7/1/2045	1,040,000	1,040,251
Series G-1, 5.00%, 7/1/2044 (a)	275,000	266,660
Series G-1, 5.00%, 7/1/2050 (a)	500,000	466,725
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (a)	900,000	919,984
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (a)	2,500,000	2,533,799
Stamford Housing Authority Revenue, CT Series 2025D, 6.50%, 10/1/2055	2,700,000	2,747,327
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,917,632
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (a)	3,120,000	2,666,586
5.63%, 4/1/2044 (a)	250,000	261,696
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	882,429
		21,556,748

See accompanying notes to financial statements.
35

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
DELAWARE — 0.2%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	$750,000	$754,197
Series A, 5.00%, 7/1/2048	1,000,000	948,887
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.25%, 6/1/2026	250,000	248,599
Series A, 4.00%, 6/1/2042	160,000	136,425
Series A, VRN, 4.00%, 10/1/2045 (b)	1,355,000	1,357,508
Series A, 4.00%, 6/1/2052	70,000	52,587
Series A, 5.00%, 6/1/2036	500,000	500,637
Series A, 5.00%, 6/1/2046	700,000	641,459
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (a)	1,000,000	1,010,764
		5,651,063
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Revenue, DC:
4.00%, 7/1/2049	1,405,000	1,205,913
5.00%, 10/1/2035	2,630,000	2,630,152
5.00%, 6/1/2050	1,000,000	910,847
Series A, 5.00%, 7/1/2032	150,000	152,125
Series A, 5.00%, 6/1/2041 (a)	250,000	241,424
Series A, 5.00%, 7/1/2052	290,000	267,531
Series A, VRN, 5.00%, 4/1/2060 (b)	1,000,000	1,129,035
Series A, 5.63%, 6/1/2044	400,000	398,016
Series A, 6.00%, 6/1/2058	1,000,000	999,975
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,613,135
Series C, Zero Coupon, 6/15/2055	45,000,000	4,427,563
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty, Inc., Zero Coupon, 10/1/2035 (c)	220,000	155,923
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (c)	9,710,000	8,614,241
Series B, 4.00%, 10/1/2044	650,000	603,841
Series B, Assured Guaranty, Inc., 4.00%, 10/1/2053 (c)	3,125,000	2,762,703
Series B, 5.00%, 10/1/2034	1,260,000	1,335,852
		31,448,276
FLORIDA — 6.3%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	305,598
Security Description	Principal Amount	Value
5.00%, 11/15/2024 (e)	$9,306	$140
Ave Maria Stewardship Community District, Special Assessment, FL 5.60%, 5/1/2056	405,000	402,672
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	997,298
Babcock Ranch Community Independent Special District, Special Assessment, FL Series 2024, 5.25%, 5/1/2055 (a)	500,000	496,819
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,167
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (a)	1,000,000	639,310
Capital Projects Finance Authority Revenue, FL:
Series 2024A-1, 5.00%, 6/1/2049 (a)	2,000,000	1,859,524
Series 2024A-1, 5.25%, 6/1/2039 (a)	1,500,000	1,543,917
Series 2024A-1, 5.25%, 6/1/2044 (a)	1,500,000	1,479,747
Series A, 7.13%, 1/1/2065 (a)	1,095,000	1,121,259
Series A, 7.25%, 1/1/2055 (a)	1,000,000	1,042,816
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (a)	1,500,000	1,302,507
4.00%, 6/15/2051 (a)	1,500,000	1,106,855
Series A, 4.00%, 7/1/2056 (a)	885,000	660,484
Series A, 4.50%, 7/1/2029 (a)	770,000	767,486
5.00%, 12/15/2040 (a)	190,000	185,212
5.00%, 7/1/2046 (a)	750,000	552,593
Series A, 5.00%, 6/15/2039 (a)	390,000	381,085
Series A, 5.00%, 6/15/2049 (a)	2,425,000	2,177,363
Series A, 5.00%, 7/1/2050	600,000	420,400
Series A, 5.00%, 6/15/2055 (a)	290,000	261,420
Series A-1, 5.00%, 1/1/2055 (a)	250,000	211,647
Series A-1, 5.00%, 7/1/2056 (a)	3,850,000	3,324,057
Series A, 5.13%, 6/15/2037 (a)	450,000	450,906
Series A, 5.25%, 12/1/2058 (a)	2,500,000	2,366,545
Series A, 5.38%, 6/15/2038 (a)	105,000	104,789
5.63%, 8/1/2037 (a)	115,000	108,569

See accompanying notes to financial statements.
36

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 8/1/2052 (a)	$610,000	$508,388
6.10%, 8/15/2038 (a)	215,000	220,130
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (a)	2,000,000	1,790,296
Series A, 5.38%, 7/1/2065 (a)	1,000,000	955,680
Series A, 5.63%, 6/15/2044 (a)	405,000	410,925
5.75%, 8/15/2049 (a)	1,355,000	1,290,069
6.00%, 8/15/2063 (a)	1,450,000	1,367,883
Series A, 6.00%, 6/15/2054 (a)	110,000	111,380
Series A, 6.13%, 6/15/2060 (a)	285,000	289,012
Series A, 6.38%, 6/15/2058 (a)	1,000,000	1,018,748
Series A, 6.50%, 12/15/2053 (a)	1,320,000	1,275,689
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053 (e)	2,585,000	2,068,000
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (c)	100,000	97,085
Charlotte County Industrial Development Authority Revenue, FL:
Series A, AMT, 4.00%, 10/1/2051 (a)	1,720,000	1,405,078
AMT, 5.88%, 10/1/2045	250,000	259,969
AMT, 6.13%, 10/1/2055	500,000	518,626
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	404,873
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	894,054
City of Tallahassee Revenue, FL:
Series A, 5.00%, 12/1/2040	1,000,000	1,000,393
Series A, 5.00%, 12/1/2055	440,000	429,363
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	500,502
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (a)	140,000	144,720
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	208,504
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	135,974
Series A, AMT, 5.00%, 10/1/2036	300,000	316,098
Security Description	Principal Amount	Value
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	$550,000	$555,946
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	100,023
5.00%, 10/1/2036	765,000	773,920
County of Miami-Dade Revenue, FL Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2048 (c)	595,000	215,830
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, Assured Guaranty Inc., 4.00%, 10/1/2045 (c)	2,590,000	2,351,669
County of Okaloosa Revenue, FL 5.75%, 5/15/2055 (a)	1,690,000	1,711,686
County of Osceola Transportation Revenue, FL Series A2, Zero Coupon, 10/1/2041	3,125,000	1,477,939
County of Palm Beach Revenue, FL:
Series A, 5.00%, 4/1/2051 (a)	110,000	103,379
Series A, 5.75%, 10/1/2055 (a)	3,500,000	3,601,101
Series A, 5.75%, 10/1/2065 (a)	2,000,000	2,052,806
County of Pasco Revenue, FL Series B, 5.00%, 7/1/2030 (a)	5,000,000	5,387,311
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	301,736
5.75%, 5/1/2054	500,000	506,473
Curiosity Creek Community Development District, Special Assessment, FL 5.88%, 5/1/2056 (a)	2,500,000	2,502,796
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,990,000	1,602,650
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	877,492
Series A, 5.00%, 8/15/2031	155,000	165,029
Series A, 5.00%, 8/15/2033	1,595,000	1,683,977
Florida Development Finance Corp. Revenue, FL:
AMT, Zero Coupon, 7/15/2032 (a) (b)	6,135,000	2,208,600
4.00%, 11/15/2039	500,000	500,062
Series A, 4.00%, 7/1/2045	600,000	501,703

See accompanying notes to financial statements.
37

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2051 (a)	$750,000	$614,661
Series A, 4.00%, 6/1/2055 (a)	1,000,000	717,489
Series A, 4.00%, 6/30/2056 (a)	1,490,000	961,873
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,540,654
Series A, 4.75%, 7/15/2036 (a)	500,000	495,420
AMT, 5.00%, 5/1/2029 (a)	3,060,000	3,088,226
5.00%, 6/1/2051 (a)	2,000,000	1,819,392
Series A, 5.00%, 6/15/2035	2,425,000	2,457,998
Series A, 5.00%, 2/1/2052	2,000,000	1,918,641
Series C, 5.00%, 9/15/2040 (a)	100,000	96,437
5.25%, 6/15/2029 (a)	2,200,000	2,205,714
AMT, 5.25%, 8/1/2029 (a)	2,000,000	2,059,967
Series A, 5.25%, 6/1/2050 (a)	1,000,000	943,843
Series A, 5.25%, 6/1/2055 (a)	1,000,000	925,179
Series A1, 5.25%, 6/1/2054 (a)	1,000,000	950,335
Series A, 5.50%, 6/1/2054 (a)	1,400,000	1,357,641
Series A, 5.50%, 6/1/2059 (a)	1,505,000	1,446,716
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,355,852
Series A, 6.13%, 6/15/2044 (a)	555,000	555,131
Series A, 6.50%, 7/1/2044	925,000	925,551
Series A, 6.75%, 6/15/2053 (a)	2,000,000	2,098,341
Series B, AMT, VRN, 10.00%, 7/1/2057 (a) (b)	7,680,000	5,376,000
Series A, AMT, 12.00%, 7/15/2059 (a) (b)	5,000,000	1,800,000
Florida Higher Educational Facilities Financing Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	967,741
6.00%, 7/1/2045 (a)	5,000,000	4,977,343
Florida Local Government Finance Commission Revenue, FL:
Series A, 6.13%, 6/15/2065 (a)	2,000,000	2,015,101
Series A, 6.63%, 11/15/2045 (a)	335,000	353,401
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,178,478
6.00%, 5/1/2055	2,340,000	2,371,517
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,850,286
Series A, AMT, 5.00%, 10/1/2042	250,000	252,558
AMT, 5.50%, 11/1/2037	1,600,000	1,727,100
Security Description	Principal Amount	Value
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	$545,000	$573,638
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	108,756
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	999,558
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty, Inc., 3.00%, 7/1/2035 (c)	115,000	112,757
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (e)	396,898	4,961
Series A, 6.25%, 4/1/2049 (e)	396,897	4,961
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,785,370
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,020,524
Lakewood Ranch Stewardship District, Special Assessment, FL:
6.00%, 5/1/2056	1,890,000	1,951,235
6.13%, 5/1/2043	1,200,000	1,283,330
6.30%, 5/1/2054	1,080,000	1,135,271
Lee County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 10/1/2057	550,000	506,462
5.75%, 6/15/2042 (a)	500,000	500,007
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	702,388
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,017,298
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	246,611
Miami-Dade County Industrial Development Authority Revenue, FL Series A, 5.50%, 7/1/2061 (a)	1,000,000	909,386
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,362,119

See accompanying notes to financial statements.
38

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	$1,430,000	$1,430,662
Series B, 5.00%, 5/1/2037	925,000	925,428
Mirada Community Development District/Pasco County, Special Assessment, FL:
4.75%, 5/1/2031	265,000	269,037
5.63%, 5/1/2044	660,000	667,236
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	807,515
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	940,000	960,130
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	362,863
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,750,000	1,816,299
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,401,745
Series B, 4.00%, 5/15/2053	500,000	384,516
Series A, 5.00%, 11/1/2047	1,600,000	1,609,566
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	555,000	562,384
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	35,000	35,733
5.00%, 7/1/2039	410,000	413,368
Putnam County School District, General Obligation, FL Assured Guaranty, Inc., 5.00%, 7/1/2054 (c)	1,000,000	1,032,511
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	53,254
Series 2021, 4.00%, 5/1/2051	135,000	114,585
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	346,461
6.00%, 5/1/2056	1,000,000	1,016,325
Sarasota County Public Hospital District Revenue, FL 5.00%, 7/1/2041	1,000,000	1,023,254
Security Description	Principal Amount	Value
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	$1,300,000	$1,113,652
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	100,014
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,391,132
Series A, 5.50%, 11/15/2049	1,515,000	1,401,193
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	953,416
Series A, 4.00%, 12/15/2041	750,000	663,954
Series A, 4.00%, 12/15/2046	750,000	606,412
Series A, 4.00%, 12/15/2050	1,000,000	770,164
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	1,100,000	1,109,392
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	579,256
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	550,589
V-Dana Community Development District, Special Assessment, FL 5.55%, 5/1/2055	250,000	250,296
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,760,000	1,698,864
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,885,000	1,540,716
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,820,000	2,868,334
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (a)	995,000	960,347
5.00%, 5/1/2043 (a)	1,250,000	1,273,246
5.25%, 5/1/2054 (a)	1,510,000	1,517,376
Village Community Development District No. 16, Special Assessment, FL 4.88%, 5/1/2045	1,620,000	1,624,244
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	129,271

See accompanying notes to financial statements.
39

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	$1,000,000	$1,004,384
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	790,000	808,496
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	460,000	474,681
		183,426,271
GEORGIA — 2.2%
Atlanta Development Authority Revenue, GA:
Series 1, Zero Coupon, 12/15/2048 (a) (d)	1,890,000	1,697,353
Series A, 6.00%, 7/1/2055 (a)	750,000	772,879
Series A1, 6.50%, 1/1/2029 (e)	350,000	199,500
Series A1, 6.75%, 1/1/2035 (e)	1,705,000	971,850
Series A1, 7.00%, 1/1/2040 (e)	500,000	285,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (a)	2,950,000	3,010,045
Series A, 5.50%, 4/1/2039 (a)	2,350,000	2,421,967
Augusta Development Authority Revenue, GA 4.00%, 7/1/2037	105,000	105,732
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,285,519
Series D, 4.13%, 11/1/2045	435,000	408,927
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (a)	1,250,000	1,247,755
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (a)	2,500,000	2,152,498
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	689,534
Series A, 5.25%, 10/1/2049	115,000	89,019
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	2,310,000	2,378,694
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (a)	6,350,000	5,071,525
5.00%, 7/1/2042	1,000,000	1,001,297
Security Description	Principal Amount	Value
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	$1,330,000	$1,186,643
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (a)	1,850,000	1,801,069
Series A, 4.00%, 1/1/2054	3,495,000	2,995,565
Series B, 5.00%, 1/1/2054 (a)	1,500,000	1,424,559
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (c)	629,000	645,117
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (a)	250,000	253,611
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	13,750,000	13,735,670
Series A, 5.00%, 5/15/2043	2,500,000	2,544,315
Series A, 5.00%, 5/15/2049	1,500,000	1,560,828
Series E, VRN, 5.00%, 5/1/2055 (b)	3,000,000	3,200,085
Series A, 5.50%, 9/15/2026	205,000	207,975
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	625,934
Series B, 5.00%, 1/1/2048	850,000	850,601
Series A, 5.50%, 7/1/2060	170,000	170,047
Series A, 5.50%, 7/1/2063	2,500,000	2,549,423
Savannah Georgia Convention Center Authority Revenue, GA:
Series B, 5.50%, 6/1/2040 (a)	1,265,000	1,293,459
Series B, 6.00%, 6/1/2050 (a)	2,735,000	2,711,154
		63,545,149
GUAM — 0.4%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	3,780,000	3,781,758
Series A, 5.25%, 7/1/2042	750,000	803,775
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	481,033
Series A, 5.00%, 10/1/2041	425,000	448,016
Series A, 5.00%, 10/1/2044	375,000	386,052
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	488,394
Series A, 5.00%, 12/1/2046	2,750,000	2,770,798
Series G, 5.25%, 1/1/2038	950,000	1,045,641

See accompanying notes to financial statements.
40

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	$125,000	$131,997
		10,337,464
HAWAII — 0.2%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	4,000,000	3,582,542
5.00%, 7/1/2039 (a)	1,000,000	988,188
Series A, 5.00%, 1/1/2045 (a)	750,000	639,344
6.00%, 7/1/2028 (a)	355,000	362,400
		5,572,474
IDAHO — 0.3%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (a)	260,000	264,715
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (a)	1,000,000	948,331
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	613,631
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (a)	2,539,000	2,419,210
6.25%, 9/1/2053 (a)	1,740,000	1,782,257
6.25%, 9/1/2054 (a)	1,950,000	2,005,403
		8,033,547
ILLINOIS — 7.2%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	255,700
6.00%, 4/1/2046	350,000	354,053
6.10%, 4/1/2036	45,000	46,162
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (c)	225,000	209,672
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (c)	100,000	89,768
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (c)	1,060,000	844,691
Security Description	Principal Amount	Value
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (c)	$830,000	$745,078
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (c)	620,000	535,638
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (c)	220,000	182,554
Series A, 4.00%, 12/1/2047	6,750,000	5,255,857
Series B, 4.00%, 12/1/2035	200,000	185,720
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2028 (c)	150,000	157,183
Series A, 5.00%, 12/1/2030	1,935,000	1,975,483
Series A, 5.00%, 12/1/2031	600,000	608,480
Series A, 5.00%, 12/1/2033	6,000,000	6,129,173
Series A, 5.00%, 12/1/2034	3,315,000	3,327,918
Series A, 5.00%, 12/1/2035	1,500,000	1,489,420
Series A, 5.00%, 12/1/2036	3,550,000	3,550,115
Series A, 5.00%, 12/1/2037	150,000	149,693
Series A, 5.00%, 12/1/2039	910,000	903,823
Series A, 5.00%, 12/1/2042	1,330,000	1,286,107
Series A, 5.00%, 12/1/2047	1,875,000	1,714,368
Series B, 5.00%, 12/1/2029	100,000	102,753
Series B, 5.00%, 12/1/2031	8,250,000	8,431,256
Series B, 5.00%, 12/1/2033	340,000	341,739
Series B, 5.00%, 12/1/2034	410,000	407,399
Series C, 5.00%, 12/1/2030	3,780,000	3,823,055
Series C, 5.00%, 12/1/2034	5,080,000	5,083,557
Series D, 5.00%, 12/1/2027	2,400,000	2,436,734
Series D, 5.00%, 12/1/2046	6,700,000	6,157,555
Series G, 5.00%, 12/1/2034	2,400,000	2,400,380
Series H, 5.00%, 12/1/2036	1,300,000	1,286,140
Series H, 5.00%, 12/1/2046	1,500,000	1,380,478
Series E, 5.13%, 12/1/2032	765,000	765,058
Series C, 5.25%, 12/1/2035	725,000	724,940
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (c)	310,000	313,393
Series A, 5.88%, 12/1/2047	10,225,000	10,292,843
Series A, 6.00%, 12/1/2049	3,100,000	3,136,511
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	100,000
Chicago O'Hare International Airport Revenue, IL:
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (c)	300,000	266,503
AMT, 5.00%, 7/1/2048	800,000	788,369
Series D, 5.00%, 1/1/2034	4,000,000	4,589,107

See accompanying notes to financial statements.
41

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	$520,000	$521,847
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	200,000
Series B, 4.00%, 1/1/2038	6,209,000	5,734,310
Series A, National Public Finance Guarantee Corp., 5.00%, 1/1/2044	3,700,000	3,607,614
Series B, 5.00%, 1/1/2034	5,000,000	5,324,702
Series C, 5.00%, 1/1/2026	470,000	470,000
Series C, 5.00%, 1/1/2027	195,000	195,035
Series C, 5.00%, 1/1/2035	700,000	700,126
Series C, 5.00%, 1/1/2038	1,615,000	1,615,485
Series A, 5.25%, 1/1/2045	3,700,000	3,614,677
Series A, 5.50%, 1/1/2039	2,800,000	2,935,991
Series A, 5.50%, 1/1/2040	2,720,000	2,819,988
Series A, 5.50%, 1/1/2049	305,000	305,098
Series A, Build America Mutual Assurance Corp., 6.00%, 1/1/2046 (c)	5,000,000	5,455,771
Series A, 6.00%, 1/1/2050	4,000,000	4,134,956
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (a)	440,000	428,348
4.00%, 12/1/2040	250,000	251,330
AMT, 4.13%, 12/1/2050 (a) (b)	2,485,000	2,480,633
Series C, 4.25%, 8/1/2042	1,050,000	953,944
Series A, 4.50%, 8/1/2033 (a)	1,275,000	1,321,168
5.00%, 5/15/2033	1,855,000	1,788,016
5.00%, 5/15/2040 (e)	1,138,910	56,946
Series A, 5.00%, 11/1/2036	1,000,000	1,079,624
Series A, 5.00%, 8/1/2042	580,000	581,091
Series A, 5.00%, 11/1/2049	600,000	415,500
Series A, 5.00%, 2/15/2050	1,950,000	1,846,218
Series A, 5.00%, 7/1/2051 (a)	1,000,000	710,837
Series A, 5.13%, 10/1/2035 (a)	120,000	123,829
Series A, 5.25%, 5/1/2038	1,030,000	1,026,727
Series A, 5.25%, 8/1/2038 (a)	300,000	319,706
5.50%, 4/1/2032	500,000	500,199
5.75%, 10/1/2045 (a)	500,000	495,601
Series A, 5.88%, 9/1/2046 (a)	1,900,000	1,870,535
6.00%, 10/1/2050 (a)	1,325,000	1,316,960
Series A, 6.00%, 4/1/2038 (a)	1,175,000	1,199,238
Series A, 6.00%, 10/1/2045 (a)	470,000	477,143
Series A, 6.13%, 4/1/2049 (a)	500,000	497,438
Series A, 6.13%, 10/1/2050 (a)	425,000	430,063
Series A, 6.13%, 4/1/2058 (a)	1,390,000	1,364,302
Security Description	Principal Amount	Value
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	$1,000,000	$1,142,226
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2032	220,000	234,215
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty, Inc., Zero Coupon, 6/15/2027 (c)	125,000	119,579
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (c)	105,000	94,036
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (c)	3,000,000	2,643,989
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2030 (c)	13,555,000	11,541,185
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (c)	215,000	179,902
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (c)	190,000	141,532
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (c)	220,000	160,525
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (c)	140,000	97,627
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (c)	650,000	418,100
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (c)	200,000	113,494
Series A, Zero Coupon, 6/15/2041	500,000	258,621
Series B, Zero Coupon, 12/15/2041	395,000	199,999
Series B, Zero Coupon, 12/15/2051	2,200,000	600,459
Series A, 4.00%, 12/15/2042	13,500,000	12,870,962
Series A, 5.00%, 6/15/2050	8,000,000	7,957,698
Series A, 5.00%, 6/15/2053	4,000,000	3,970,873
Series B, 5.00%, 12/15/2040	25,000	25,014
Series B, 5.00%, 6/15/2042	205,000	209,478
Series B, 5.00%, 6/15/2052	2,395,000	2,381,377
Series B, 5.00%, 6/15/2053	1,000,000	1,000,407

See accompanying notes to financial statements.
42

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (c)	$1,105,000	$1,160,047
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	207,255
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	107,007
Sales Tax Securitization Corp. Revenue, IL Series C, 5.00%, 1/1/2038	2,320,000	2,429,812
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	477,364
Series D, 3.00%, 6/15/2031	710,000	691,548
Series A, 5.00%, 6/15/2027	250,000	252,136
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,172
4.00%, 6/1/2032	1,820,000	1,824,124
Series C, 4.00%, 10/1/2043	5,000,000	4,633,742
Series B, 4.25%, 5/1/2046	5,750,000	5,422,282
5.00%, 1/1/2029	1,000,000	1,001,562
5.00%, 11/1/2034	120,000	121,625
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	246,390
Series A, 5.50%, 12/1/2043	115,000	113,648
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2040 (c)	190,000	191,554
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	263,673
		207,640,661
INDIANA — 0.4%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (e)	702,697	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (a)	420,000	430,234
AMT, 4.88%, 1/1/2044 (a)	2,610,000	2,612,924
Series A, 6.25%, 10/1/2050 (a)	1,000,000	1,013,804
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	100,117
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	169,794
4.00%, 7/1/2033	1,245,000	1,251,437
Series 2, 4.00%, 10/1/2036	640,000	659,720
Security Description	Principal Amount	Value
Series A, 4.50%, 7/1/2053	$250,000	$180,742
5.00%, 10/1/2042	1,170,000	1,084,361
Series A, 5.00%, 6/1/2053	1,500,000	1,471,799
Series A, AMT, 6.75%, 5/1/2039	275,000	307,586
AMT, 7.00%, 3/1/2039 (a) (e)	500,000	25,000
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,042,398
Series F, 7.75%, 3/1/2067	1,725,000	1,901,808
		12,251,731
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,000,000	3,000,047
Series A, 5.00%, 5/15/2036	1,250,000	1,252,186
Series A, 5.00%, 5/15/2039	65,000	66,206
Series A, 5.00%, 5/15/2041	545,000	545,075
Series A, 5.00%, 5/15/2043	935,000	916,284
Series A, 5.00%, 5/15/2044	80,000	77,276
Series A, 5.00%, 5/15/2047	415,000	389,740
Series A, 5.13%, 5/15/2059	1,350,000	1,248,255
5.50%, 12/1/2045	1,685,000	1,749,312
5.75%, 10/1/2055	1,500,000	1,519,890
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Zero Coupon, 6/1/2065	5,075,000	724,571
Series A2, 4.00%, 6/1/2049	4,175,000	3,534,408
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (b)	500,000	504,484
		15,527,734
KANSAS — 0.4%
City of Garden City Revenue, KS 4.25%, 6/1/2033 (a)	1,000,000	997,590
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	554,133
City of Manhattan Revenue, KS:
Series A, 5.50%, 6/1/2055	1,250,000	1,251,596
Series A, 5.50%, 6/1/2060	1,000,000	992,667
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (e)	200,000	46,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	629,632
Series I, 5.00%, 5/15/2033	350,000	351,424
Series VIII, 5.75%, 5/15/2045	1,500,000	1,463,391
Series A, 6.75%, 6/1/2060	1,730,000	1,765,135
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (c)	160,000	149,091

See accompanying notes to financial statements.
43

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Government, Special Obligation, KS 5.75%, 3/1/2041 (a)	$2,500,000	$2,505,435
		10,706,094
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (a)	2,875,000	2,818,624
Series A, AMT, 4.70%, 1/1/2052 (a)	3,940,000	3,677,430
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	217,369
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	235,001
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 12/1/2041 (c)	500,000	497,483
Series A, 5.00%, 6/1/2037	1,520,000	1,530,686
Series A, 5.00%, 6/1/2045	2,500,000	2,501,029
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2045 (c)	550,000	555,413
Series A, 5.25%, 6/1/2050	100,000	99,993
5.50%, 11/15/2035	105,000	103,757
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (c)	780,000	779,969
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (c)	125,000	125,048
Kentucky Public Energy Authority Revenue, KY:
Series A, 5.00%, 5/1/2055 (b)	4,500,000	4,729,575
Series A, VRN, 5.25%, 6/1/2055 (b)	6,510,000	6,886,519
Louisville/Jefferson County Metropolitan Government Revenue, KY Series A, Assured Guaranty, Inc., 5.00%, 5/15/2047 (c)	1,000,000	1,017,305
		25,775,201
LOUISIANA — 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,031,742
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty, Inc., 3.00%, 12/1/2035 (c)	200,000	194,791
Security Description	Principal Amount	Value
Series B, Assured Guaranty, Inc., 4.00%, 12/1/2041 (c)	$480,000	$475,914
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (c)	365,000	371,512
5.00%, 12/1/2040	250,000	250,401
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2036 (c)	260,000	267,642
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (a)	1,175,000	1,181,185
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,240,158
4.00%, 11/1/2046 (a)	875,000	782,456
5.00%, 11/15/2037 (a)	1,000,000	1,036,300
Series A, 5.00%, 1/1/2049	1,500,000	1,154,023
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,025
5.00%, 5/15/2046	1,000,000	1,003,378
5.00%, 7/1/2047	300,000	301,015
Series A, 5.00%, 6/1/2039 (a)	1,300,000	1,288,181
Series A, 5.00%, 6/1/2041 (a)	2,350,000	1,997,924
Series A, 5.00%, 7/1/2043	1,000,000	1,024,571
Series A, 5.00%, 12/15/2043 (a)	1,350,000	1,297,124
Series A, 5.00%, 7/1/2046	500,000	498,625
Series A, 5.00%, 7/1/2047	2,000,000	2,008,627
Series A, 5.00%, 7/1/2051	385,000	383,466
5.25%, 10/1/2046 (b) (d)	2,590,000	2,599,228
5.63%, 6/1/2037 (a)	420,000	433,651
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,051,031
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,052,029
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	2,395,000	2,638,318
Series 2010-A, 6.35%, 10/1/2040 (a)	2,000,000	2,184,322
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (b)	1,980,000	1,973,760
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (a)	1,000,000	859,408
		35,585,807

See accompanying notes to financial statements.
44

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.1%
Finance Authority of Maine Revenue, ME AMT, 4.63%, 12/1/2047 (a) (b)	$650,000	$654,944
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	85,047
Series A, 4.00%, 7/1/2046	310,000	245,121
Series A, 5.00%, 7/1/2046	2,045,000	1,900,623
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,093
		3,411,828
MARYLAND — 1.0%
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,332,288
5.00%, 9/1/2027	305,000	309,942
5.00%, 9/1/2028	750,000	762,279
5.00%, 9/1/2031	500,000	508,095
5.00%, 9/1/2039	1,250,000	1,257,007
5.00%, 6/1/2045 (a)	825,000	818,418
5.00%, 9/1/2046	250,000	245,669
5.00%, 6/1/2051	550,000	549,583
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,220,000	1,217,591
5.00%, 7/1/2036	474,000	482,761
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	503,683
Series B, 5.00%, 11/1/2042	2,105,000	2,045,360
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (a)	1,500,000	1,443,115
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	821,632
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (a)	965,000	853,191
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (a)	1,600,000	1,609,024
Maryland Economic Development Corp. Revenue, MD:
VRN, 5.00%, 7/1/2048 (a) (b)	1,000,000	1,046,954
Series B, AMT, 5.00%, 6/30/2040	1,500,000	1,539,347
Series A, 5.63%, 7/1/2043	1,500,000	1,601,411
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	470,000	457,293
4.00%, 9/1/2040	325,000	304,818
4.00%, 9/1/2050	2,520,000	2,109,801
4.38%, 7/1/2036	1,155,000	1,143,433
Security Description	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	$545,000	$417,095
Series A, 5.00%, 7/1/2038	100,000	100,612
Series A, 5.00%, 5/15/2045	2,690,000	2,701,064
Series A, 5.50%, 1/1/2031	100,000	102,361
Series A, 5.50%, 1/1/2036	3,500,000	3,569,309
		29,853,136
MASSACHUSETTS — 1.1%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,133
5.00%, 6/15/2054	500,000	465,345
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,162,819
Series B, 4.00%, 6/1/2035	2,275,000	2,150,810
Series D, 4.00%, 7/1/2045	350,000	311,715
4.13%, 10/1/2042 (a)	500,000	467,346
5.00%, 7/1/2041	3,500,000	3,511,147
5.00%, 10/1/2043	950,000	900,719
5.00%, 7/1/2047	870,000	724,556
5.00%, 7/1/2051 (a)	750,000	610,261
5.00%, 10/1/2057 (a)	2,420,000	2,324,051
Series A, 5.00%, 10/1/2043	1,000,000	963,767
Series A, 5.00%, 7/1/2044 (a)	470,000	470,774
Series A, 5.00%, 7/1/2060 (a)	550,000	521,757
Series D, 5.00%, 7/1/2044	1,515,000	1,490,157
Series G, 5.00%, 7/1/2044	1,000,000	959,396
Series I, 5.00%, 7/1/2041	1,000,000	1,001,187
Series J2, 5.00%, 7/1/2048	2,100,000	2,125,922
Series L, 5.00%, 7/1/2044	500,000	500,434
Series A, 5.25%, 7/1/2034	10,000	9,427
Series G, 5.25%, 7/1/2052	2,500,000	2,493,260
Series A, 5.50%, 7/1/2044	325,000	295,126
Series A, 5.50%, 8/15/2050	5,230,000	5,411,974
Series A-1, 6.50%, 7/15/2060 (a)	3,000,000	2,972,319
		32,944,402
MICHIGAN — 1.0%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (c)	105,000	109,348
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,407,573
Series A, 5.00%, 4/1/2046	250,000	252,467
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,435,000	1,489,363

See accompanying notes to financial statements.
45

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	$1,000,000	$870,792
Series A, 5.50%, 4/1/2039	3,000,000	2,889,344
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,717,372
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,668,931
Series A, 4.00%, 6/1/2049	6,000,000	5,168,447
4.40%, 4/1/2031 (a)	100,000	91,848
4.90%, 4/1/2041 (a)	260,000	206,161
Series A, 5.00%, 11/15/2048	2,350,000	2,359,037
5.25%, 2/1/2027	215,000	216,483
5.50%, 2/28/2057	2,590,000	2,691,811
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	998,935
AMT, Assured Guaranty Inc., 4.25%, 12/31/2038 (c)	3,000,000	3,002,855
AMT, 5.00%, 6/30/2030	35,000	36,501
AMT, 5.00%, 6/30/2031	665,000	692,559
AMT, 5.00%, 12/31/2032	550,000	570,748
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	88,455
Series C, Zero Coupon, 6/1/2058	20,900,000	366,285
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	785,846
		29,681,161
MINNESOTA — 0.7%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	145,718
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	337,435
Series A, 5.00%, 7/1/2056	2,125,000	1,755,311
Series A, 5.38%, 8/1/2050	1,000,000	974,743
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	96,083
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (a)	300,000	264,978
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	904,401
Series A, 5.00%, 8/1/2048	1,050,000	839,755
Security Description	Principal Amount	Value
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	$150,000	$121,448
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	144,993
City of Woodbury Revenue, MN:
5.50%, 6/1/2055 (a)	1,635,000	1,532,586
5.50%, 6/1/2063 (a)	2,060,000	1,907,248
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,512,191
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	926,194
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	193,038
Series A, 5.00%, 12/1/2041	500,000	501,175
Series A, 5.00%, 9/1/2043	1,315,000	1,287,786
Series A, 5.00%, 11/15/2047	995,000	973,683
5.25%, 3/1/2043 (a)	1,205,000	1,191,875
5.50%, 3/1/2053 (a)	1,765,000	1,740,196
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	1,000,000	1,044,963
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (a)	255,000	250,377
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	185,000	185,121
		19,831,298
MISSISSIPPI — 0.3%
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,078
Mississippi Development Bank Revenue, MS:
Assured Guaranty, Inc., 3.50%, 9/1/2034 (c)	300,000	297,288
4.00%, 10/1/2035 (a)	500,000	461,534
4.00%, 10/1/2041 (a)	1,000,000	837,253
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,105,509
Series A, 5.00%, 9/1/2046	1,500,000	1,489,855
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	638,036
Series A, 5.00%, 10/15/2036	500,000	522,084
		7,671,637

See accompanying notes to financial statements.
46

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 1.0%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	$370,000	$288,673
4.00%, 3/1/2041	120,000	120,215
4.00%, 3/1/2046	100,000	95,006
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (a)	3,000,000	2,820,232
City of Jennings Revenue, MO 5.00%, 11/1/2049 (e)	105,050	12,606
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (a)	15,000	14,674
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	114,830
5.00%, 8/1/2030	530,000	501,881
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,773,323
4.00%, 6/1/2053	450,000	390,594
4.25%, 8/1/2035	280,000	275,582
4.25%, 12/1/2042 (a)	450,000	411,984
Series A, 5.00%, 2/1/2036	670,000	670,448
Series A, 5.00%, 2/1/2042	115,000	115,499
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (a)	1,000,000	1,000,157
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	567,539
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,427,393
Series A, 5.50%, 6/15/2042 (a)	500,000	464,822
Series A, 5.63%, 6/15/2053 (a)	400,000	348,398
Series A, 5.75%, 6/15/2054	500,000	505,558
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	20
Series A-1, 5.00%, 6/1/2046 (a)	1,950,000	1,899,691
Series B, AMT, 5.00%, 3/1/2033	760,000	798,210
Series B, 5.00%, 11/15/2046 (e)	449,515	170,816
Security Description	Principal Amount	Value
6.00%, 1/1/2048 (a)	$1,275,000	$1,298,698
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,641,804
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	744,561
Series A, 5.00%, 8/15/2051	1,000,000	895,183
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	408,856
Missouri Development Finance Board Revenue, MO:
Series C, 3.50%, 3/1/2031	265,000	261,979
Series A, 6.00%, 6/15/2040 (a)	2,400,000	2,405,504
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	149,996
5.00%, 9/1/2048	2,500,000	2,382,487
Series A, 5.00%, 9/1/2038	350,000	355,069
Series A, 5.25%, 9/1/2045 (a)	3,000,000	3,000,628
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	210,606
		29,543,522
MONTANA — 0.1%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	1,150,000	1,176,663
Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	680,254
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	92,651
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	206,150
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	327,188
		2,482,906
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	731,287
Series A, 5.00%, 9/1/2036	1,140,000	1,265,474
Series A-1, VRN, 5.00%, 8/1/2055 (b)	2,000,000	2,131,221
		4,127,982
NEVADA — 0.3%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	247,361

See accompanying notes to financial statements.
47

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	$210,000	$148,115
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,049,166
City of Reno, Special Assessment, NV 5.25%, 6/1/2054 (a)	500,000	491,874
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	119,641
Series A, 4.00%, 6/15/2035	500,000	508,255
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	360,704
Sparks Tourism Improvement District No. 1 Revenue, NV 3.88%, 6/15/2028	500,000	500,599
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (a)	405,000	405,083
Series A, 5.00%, 12/15/2038 (a)	750,000	750,043
Series B, AMT, VRN, 12.00%, 1/1/2065 (a) (b)	1,880,000	1,391,200
State of Nevada Department of Business & Industry, NV:
AMT, 5.75%, 2/15/2038 (a)	1,001,791	10
5.88%, 12/15/2027 (a)	403,044	4
6.25%, 12/15/2037 (a)	1,780,571	18
AMT, 6.95%, 2/15/2038 (a)	895,855	9
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,587,120
		9,559,202
NEW HAMPSHIRE — 1.3%
New Hampshire Business Finance Authority Revenue, NH:
Zero Coupon, 12/15/2032 (a)	1,850,000	1,167,387
Zero Coupon, 12/15/2033 (a)	1,070,000	660,114
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,067,298
4.00%, 1/1/2051	1,330,000	1,075,237
Series 1-A, 4.13%, 1/20/2034	7,712,708	7,857,067
Series 2022-1, 4.38%, 9/20/2036	190,694	194,125
Series C, AMT, 4.88%, 11/1/2042 (a)	1,855,000	1,656,146
5.00%, 7/1/2031 (a)	785,000	793,284
5.00%, 7/1/2041 (a)	1,855,000	1,704,467
5.25%, 12/1/2035 (a)	4,000,000	3,989,919
5.38%, 12/15/2035 (a)	3,444,000	3,432,991
Security Description	Principal Amount	Value
5.88%, 12/1/2032 (a)	$1,000,000	$1,000,437
5.88%, 12/15/2033 (a)	4,135,000	4,113,304
5.95%, 12/1/2031 (a)	867,000	867,022
6.00%, 12/1/2031 (a)	1,578,000	1,578,443
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (a)	3,000,000	2,623,104
5.00%, 10/1/2038	2,000,000	2,014,964
		38,795,309
NEW JERSEY — 2.0%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	345,000	309,417
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty, Inc., Zero Coupon, 7/1/2027 (c)	160,000	152,409
Series A, 3.38%, 7/1/2030	555,000	547,254
Series C, 4.00%, 6/15/2047	155,000	142,503
Series MMM, 4.00%, 6/15/2036	335,000	341,455
Series QQQ, 4.00%, 6/15/2050	210,000	188,315
Series A, 4.13%, 7/1/2030	110,000	105,573
Series XX, 4.38%, 6/15/2027	175,000	175,119
AMT, 5.00%, 10/1/2037	100,000	101,677
Series A, 5.00%, 6/1/2036	490,000	490,807
Series A, 5.00%, 11/1/2044	500,000	513,817
Series A, 5.00%, 6/15/2047	510,000	514,279
Series C, 5.00%, 6/15/2047	365,000	368,062
AMT, Assured Guaranty Inc., 5.13%, 1/1/2039 (c)	720,000	723,948
5.25%, 9/15/2029	35,000	35,045
5.25%, 1/1/2044	750,000	711,808
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,504,316
AMT, 6.63%, 1/1/2045 (a)	1,500,000	1,553,899
New Jersey Economic Development Authority, NJ Zero Coupon, 11/1/2031 (f)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	474,309
Series G, 3.50%, 7/1/2031	215,000	215,038
Series B, 5.00%, 9/1/2036	300,000	303,298
Series B, 5.50%, 9/1/2032	150,000	152,403
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	521,478
4.00%, 7/1/2048	175,000	150,665
5.00%, 7/1/2041	2,000,000	2,003,639
Series A, 5.00%, 7/1/2043	1,500,000	1,506,655

See accompanying notes to financial statements.
48

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	$265,000	$228,509
Series A, Zero Coupon, 12/15/2033	285,000	219,909
Series A, Zero Coupon, 12/15/2035	765,000	542,936
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (c)	70,000	64,187
Series AA, 4.00%, 6/15/2040	2,660,000	2,638,114
Series BB, 4.00%, 6/15/2036	200,000	203,208
Series BB, 4.00%, 6/15/2044	4,140,000	3,973,255
Series A, 5.00%, 12/15/2028	100,000	106,756
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	1,750,000	1,805,907
Series AA, 5.00%, 6/15/2046	1,255,000	1,273,790
Series AA, 5.00%, 6/15/2050	3,375,000	3,474,064
Series BB, 5.00%, 6/15/2046	3,250,000	3,383,303
Series BB, 5.00%, 6/15/2050	500,000	537,197
Series AA, 5.25%, 6/15/2043	1,000,000	1,031,573
Series AA, 5.25%, 6/15/2050	1,940,000	2,041,983
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	1,000,000	989,929
Series B, 5.00%, 1/1/2034	1,220,000	1,409,746
Series A, 5.25%, 1/1/2050	1,530,000	1,643,912
Series A, 5.25%, 1/1/2055	1,665,000	1,783,243
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (c)	435,000	468,017
Passaic County Improvement Authority Revenue, NJ Series 2023A, 5.00%, 7/1/2044	375,000	378,077
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	153,993
Series B, AMT, 5.00%, 1/1/2048	500,000	499,469
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	183,537
Series A, 5.00%, 6/1/2046	5,780,000	5,688,891
Series B, 5.00%, 6/1/2046	6,480,000	6,290,052
Series A, 5.25%, 6/1/2046	3,105,000	3,092,623
		58,913,368
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,738,340
Security Description	Principal Amount	Value
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	$330,000	$322,173
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	120,000	120,218
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	446,002
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (a)	4,000,000	3,804,694
		7,431,427
NEW YORK — 6.3%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	252,367
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	141,647
Series A, 5.00%, 7/15/2042	4,250,000	4,255,887
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	494,776
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (a)	265,000	265,403
5.00%, 11/1/2039 (e)	250,000	175,000
5.00%, 8/1/2047	1,040,000	955,795
Series A, 5.00%, 6/1/2047 (a)	150,000	137,447
Series A, 5.00%, 6/15/2051 (a)	1,500,000	1,400,493
Series B-1, 5.00%, 6/1/2055 (a)	1,215,000	982,208
5.25%, 11/1/2034 (e)	250,000	175,000
Series A, 5.25%, 6/15/2043 (a)	1,050,000	1,052,576
Series A, 5.25%, 6/15/2045	500,000	493,794
Series A1, 5.25%, 6/1/2040 (a)	720,000	701,918
Series A, 5.38%, 10/15/2055 (a)	2,000,000	1,958,499
5.50%, 11/1/2044 (e)	895,000	626,500
5.50%, 9/1/2045 (a)	2,970,000	2,937,221
Series A, 5.50%, 6/15/2050	1,000,000	987,996
Series A1, 5.50%, 6/1/2055 (a)	610,000	533,046
5.75%, 6/1/2042 (a)	1,000,000	1,020,181
Series B, 7.00%, 4/15/2053 (a)	2,000,000	2,041,713
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	603,897

See accompanying notes to financial statements.
49

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (a)	$2,000,000	$2,001,772
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,151,947
Series B, 4.00%, 7/1/2049	400,000	347,784
Series A, 5.00%, 7/1/2045	1,000,000	993,195
Series A, 5.00%, 7/1/2051	800,000	781,085
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (a)	20,250,000	2,533,959
Series A, 5.00%, 6/1/2038	175,000	161,382
Series A, 5.00%, 6/1/2045	3,635,000	2,994,346
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,775,000	516,369
Series A, 5.00%, 1/1/2056	3,500,000	2,847,041
Series C, 5.63%, 1/1/2055 (b) (d)	620,000	560,198
Hempstead Town Local Development Corp. Revenue, NY:
Series A, 5.25%, 6/15/2052	1,000,000	959,485
Series A, 5.53%, 2/1/2040	850,000	838,481
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,804,371
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	478,708
Series A, 5.00%, 9/1/2038	485,000	523,887
Series A, 5.00%, 9/1/2049	2,500,000	2,598,548
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2032	300,000	239,640
Series D, 3.00%, 11/15/2032	215,000	203,440
Series C1, 3.25%, 11/15/2036	290,000	263,302
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2041 (c)	10,000	9,765
Series A-2, 4.00%, 11/15/2042	1,375,000	1,304,273
Series D, 4.00%, 11/15/2042	6,120,000	5,771,755
Series E, 4.00%, 11/15/2045	1,500,000	1,362,119
Series A-1, 5.00%, 11/15/2047	520,000	527,837
Series B, 5.00%, 11/15/2037	625,000	632,560
Security Description	Principal Amount	Value
Monroe County Industrial Development Corp. Revenue, NY:
Series A, 4.00%, 12/1/2038	$1,000,000	$988,034
5.00%, 1/1/2040	590,000	577,877
5.00%, 1/1/2050	500,000	437,170
Series A, 5.00%, 7/1/2054 (a)	2,000,000	1,787,373
Series A, 5.00%, 7/1/2059 (a)	1,000,000	885,170
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,000,000	999,993
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	757,769
Series A, 5.00%, 7/1/2043	1,240,000	1,251,789
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	1,944,256
Series A-3, 5.13%, 6/1/2046	1,380,000	1,028,294
Series A2, 5.25%, 6/1/2026 (b) (d)	1,214,867	1,045,544
New York City Housing Development Corp. Revenue, NY:
Series E, 4.38%, 12/15/2031	440,000	450,454
Series F, 5.25%, 12/15/2031	500,000	515,696
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty, Inc., Zero Coupon, 3/1/2033 (c)	530,000	414,796
Assured Guaranty, Inc., Zero Coupon, 3/1/2036 (c)	340,000	231,695
Assured Guaranty, Inc., Zero Coupon, 3/1/2045 (c)	575,000	225,977
5.75%, 10/1/2037 (e)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY Series B, Zero Coupon, 11/15/2045	700,000	263,751
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,287,147
Series A, 5.00%, 6/1/2045	1,000,000	779,454
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	823,764
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	260,000	259,476
Series C, 3.75%, 6/1/2045	225,000	166,722
Series A-2B, 5.00%, 6/1/2045	1,000,000	871,464

See accompanying notes to financial statements.
50

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
New York Liberty Development Corp. Revenue, NY:
5.00%, 11/15/2044 (a)	$14,300,000	$14,277,190
5.15%, 11/15/2034 (a)	4,145,000	4,148,905
7.25%, 11/15/2044 (a)	2,815,000	2,817,003
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,592,322
Series A, 3.00%, 7/1/2033	2,150,000	1,813,123
Series A, 4.00%, 9/1/2040	1,870,000	1,713,657
Series A, 4.00%, 9/1/2045	2,500,000	2,167,789
Series A, 4.00%, 9/1/2050	565,000	473,576
5.00%, 12/1/2032 (a)	1,100,000	1,104,967
5.00%, 12/1/2037 (a)	1,000,000	972,379
Series A, 5.00%, 8/1/2032	130,000	134,710
Series A, 5.00%, 7/1/2040	1,305,000	1,305,163
Series A, 5.00%, 7/1/2046	2,850,000	2,852,069
Series A, 5.00%, 7/15/2050	2,000,000	1,953,720
Series A, 5.13%, 11/15/2050	1,000,000	1,004,770
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (c)	265,000	279,926
5.25%, 10/1/2049	1,340,000	1,357,113
5.25%, 7/1/2050	5,000,000	5,019,170
Series A, 5.25%, 5/1/2054	3,215,000	3,312,827
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (c)	235,000	254,186
Series A, 5.50%, 5/1/2056	1,750,000	1,800,696
New York State Environmental Facilities Corp. Revenue, NY Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	592,512
New York State Thruway Authority Revenue, NY Series N, 3.00%, 1/1/2049	510,000	372,495
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	85,000	84,521
AMT, 3.00%, 8/1/2031	1,030,000	977,221
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,086,862
Series A-P3, AMT, Assured Guaranty Inc., 4.00%, 7/1/2037 (c)	100,000	99,672
Series C, 4.00%, 12/1/2040	1,625,000	1,609,066
AMT, 5.00%, 8/1/2031	3,930,000	3,934,166
AMT, 5.00%, 10/1/2040	3,000,000	3,041,503
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,327,610
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,188
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	515,041
AMT, 5.25%, 8/1/2031	3,310,000	3,427,228
AMT, 5.38%, 8/1/2036	3,050,000	3,182,317
Security Description	Principal Amount	Value
AMT, 5.63%, 4/1/2040	$7,000,000	$7,344,326
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (a)	250,000	269,533
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	408,291
Port Authority of New York & New Jersey Revenue, NY AMT, 4.00%, 11/1/2059	610,000	526,782
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	383,430
Suffolk Regional Off-Track Betting Corp. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,545,658
6.00%, 12/1/2053	1,500,000	1,522,149
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	418,824
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	120,660
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,638,124
Series A, AMT, 5.00%, 1/1/2032	100,000	78,071
Series A, AMT, 5.00%, 1/1/2033	150,000	115,930
Troy Capital Resource Corp. Revenue, NY Series A, 4.00%, 9/1/2040	2,375,000	2,355,762
TSASC, Inc. Revenue, NY:
Series B, 5.00%, 6/1/2045	2,000,000	1,751,973
Series B, 5.00%, 6/1/2048	5,950,000	5,157,077
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	314,000	301,093
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (a)	700,000	728,797
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	234,916
Series A, 4.50%, 7/1/2056 (a)	3,000,000	2,427,833
5.00%, 11/1/2046	2,665,000	2,465,748
Series A, 5.00%, 7/1/2036 (a)	2,015,000	2,071,908
6.25%, 11/1/2052	1,585,000	1,593,626

See accompanying notes to financial statements.
51

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	$165,000	$141,348
		182,611,800
NORTH CAROLINA — 1.0%
Nash Health Care Systems Revenue, NC 5.25%, 2/1/2055	1,000,000	1,032,155
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	250,206
AMT, 5.00%, 6/30/2054	575,000	564,030
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	429,431
Series A, 4.00%, 3/1/2051	1,500,000	1,243,420
Series A, 4.00%, 11/1/2052	2,555,000	2,266,971
5.00%, 7/1/2045	500,000	417,006
Series A, 5.00%, 7/1/2044	500,000	488,397
Series B, 5.00%, 9/1/2054	1,340,000	1,330,982
Series A, 5.25%, 11/1/2046 (g)	4,705,000	4,852,663
Series A, 5.25%, 11/1/2050 (g)	5,000,000	5,070,837
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,300,000	1,302,250
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (c)	9,535,000	9,737,727
		28,986,075
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,553,331
4.00%, 12/1/2038	2,300,000	2,212,195
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,831,659
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty, Inc., 2.50%, 6/1/2054 (c)	500,000	302,258
		9,899,443
OHIO — 3.9%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	640,181
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Zero Coupon, 6/1/2057	20,000,000	1,479,772
Series B-2, 5.00%, 6/1/2055	48,325,000	39,117,295
Security Description	Principal Amount	Value
City of Centerville Revenue, OH 5.25%, 11/1/2047	$3,190,000	$3,020,956
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	290,273
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,321,820
Cleveland-Cuyahoga County Port Authority Revenue, OH 5.50%, 12/1/2043	1,000,000	1,010,515
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (a)	1,050,000	842,466
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	621,787
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	2,000,112
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	181,335
5.50%, 2/15/2052	8,000,000	7,869,887
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,040,125
5.50%, 7/1/2041	1,500,000	1,588,604
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	620,924
5.00%, 9/15/2050	5,000,000	4,862,998
5.00%, 1/1/2051	750,000	713,432
County of Lucas Revenue, OH:
Series A, Assured Guaranty, Inc., 4.13%, 11/15/2042 (c)	600,000	592,658
Series A, 5.25%, 11/15/2048	4,585,000	4,512,491
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,025,935
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,628,457
5.25%, 9/1/2049	1,100,000	1,128,692
Series A, 6.25%, 4/1/2049 (a) (e)	396,898	4,961
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,002,034
5.00%, 2/15/2044	200,000	199,083
5.00%, 2/15/2048	4,390,000	4,208,121
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,160,752
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	671,197
5.00%, 12/1/2051	2,060,000	1,985,588

See accompanying notes to financial statements.
52

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	$3,115,000	$3,185,889
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	192,309
Series A, 3.25%, 9/1/2029	3,000,000	2,990,839
AMT, 4.25%, 1/15/2038 (a)	215,000	215,192
AMT, 4.50%, 1/15/2048 (a)	4,700,000	4,337,857
AMT, 5.00%, 7/1/2049 (a)	5,755,000	5,179,839
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	97,505
4.00%, 10/1/2050	1,000,000	797,584
Ohio Housing Finance Agency Revenue, OH Series A, 6.10%, 1/1/2046 (a)	1,335,000	1,341,421
Port of Greater Cincinnati Development Authority Revenue, OH:
Series B, 5.00%, 12/1/2046	240,000	228,482
Series A, 6.50%, 1/1/2045 (a)	400,000	414,378
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,252,715
5.50%, 12/1/2043	400,000	390,301
Summit County Development Finance Authority Revenue, OH 5.63%, 12/1/2048	2,000,000	2,091,768
		113,058,530
OKLAHOMA — 0.7%
Oklahoma County Finance Authority Revenue, OK 5.00%, 9/1/2035	1,000,000	1,057,611
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	578,950
Series B, 5.00%, 8/15/2028	400,000	413,586
Series B, 5.00%, 8/15/2033	3,000,000	3,084,155
Series B, 5.00%, 8/15/2038	350,000	355,159
Series B, 5.25%, 8/15/2043	5,000,000	5,030,258
Series B, 5.50%, 8/15/2057	2,500,000	2,477,916
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (e)	199,640	1,218
Series A, 6.88%, 11/1/2046 (e)	33,274	203
Tulsa Municipal Airport Trust Trustees Revenue, OK:
Series B, AMT, 5.50%, 12/1/2035	700,000	700,716
Security Description	Principal Amount	Value
Series C, AMT, 5.50%, 12/1/2035	$1,500,000	$1,501,535
AMT, 6.25%, 12/1/2035	4,100,000	4,694,356
		19,895,663
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,057,078
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	888,753
Series A, 4.00%, 12/1/2056	2,500,000	1,862,945
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,001,473
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,612,395
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	636,698
Salem Hospital Facility Authority Revenue, OR 4.00%, 5/15/2040	710,000	673,602
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	300,478
Series A, 5.00%, 11/15/2046	640,000	568,415
Series A, 5.00%, 11/15/2051	2,200,000	1,888,296
Series A, 5.00%, 11/15/2056	500,000	421,022
		10,911,155
PENNSYLVANIA — 3.0%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 4/1/2047	1,000,000	999,239
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (a)	13,445,000	13,573,067
Series A, 5.25%, 5/1/2042 (a)	400,000	404,652
6.25%, 5/1/2042 (a)	1,000,000	1,010,069
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (d)	3,866,000	2,666,874
Series A-3, 5.00%, 6/30/2039	9,828,000	8,845,938
Series A-2A, 6.00%, 6/30/2034	582,000	625,403
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,692,020

See accompanying notes to financial statements.
53

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2039	$2,850,000	$2,966,809
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	469,162
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	749,868
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	517,582
Series A, 5.00%, 10/1/2047	545,000	551,484
City of Philadelphia, General Obligation, PA Series A, 4.00%, 5/1/2039	1,120,000	1,139,994
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,734,631
Series A, 5.00%, 7/1/2027	155,000	159,566
Series A, 5.00%, 7/1/2044	1,000,000	1,020,779
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	100,000	100,045
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (a)	265,000	251,558
6.25%, 10/15/2053 (a)	2,800,000	2,018,858
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,016
4.00%, 8/1/2045	170,000	162,827
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (a)	995,000	969,491
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	110,426
Series A, 5.00%, 7/1/2049	240,000	257,259
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,899,848
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	327,014
5.00%, 7/1/2031	845,000	859,865
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	337,778
Series A, 5.00%, 7/1/2035	5,350,000	5,352,254
Series A, 5.00%, 12/1/2047	100,000	80,517
5.13%, 7/1/2037	390,000	390,851
5.25%, 7/1/2041	180,000	178,665
Lancaster Municipal Authority Revenue, PA:
Series A, 5.00%, 12/1/2045	1,000,000	1,000,247
Series A, 5.00%, 5/1/2049	900,000	888,062
Security Description	Principal Amount	Value
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	$140,000	$115,461
4.00%, 11/1/2041	250,000	225,987
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 12/1/2032	250,000	255,194
Series A, 5.00%, 10/1/2026	110,000	110,042
Series A, 5.00%, 9/1/2035	300,000	312,424
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,040,431
5.00%, 11/15/2036	100,000	101,009
5.25%, 1/1/2040	205,000	205,014
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	1,040,225
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	636,334
Series A, 5.00%, 8/15/2048	630,000	633,549
Penn Hills School District, General Obligation, PA Build America Mutual Assurance Corp., State Aid Withholding, 3.00%, 10/1/2037 (c)	900,000	844,575
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	2,950,909
5.00%, 12/31/2028	360,000	362,254
Series B-2, 5.25%, 7/1/2046	2,500,000	2,527,018
Series C, 5.25%, 12/1/2037 (b)	1,000,000	1,006,607
AMT, 5.45%, 1/1/2051 (a) (b)	600,000	638,627
Series A1, 10.00%, 12/1/2040 (a) (e)	345,000	34
Series A2, AMT, 10.00%, 12/1/2040 (a) (e)	345,000	34
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, ETM, 3.00%, 6/15/2045	615,000	480,250
5.00%, 5/1/2035	150,000	150,427
5.00%, 5/1/2037	2,000,000	1,544,250
5.00%, 5/1/2042	500,000	350,130
Series A, 5.00%, 11/1/2036	860,000	860,433
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2038 (c)	555,000	587,261
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2039 (c)	495,000	521,894
Series B-2, 5.00%, 11/1/2054	2,000,000	2,011,718

See accompanying notes to financial statements.
54

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.00%, 12/1/2053	$3,050,000	$3,158,840
Pennsylvania Turnpike Commission Revenue, PA:
Series B, 4.00%, 12/1/2046	500,000	472,911
Series A2, 5.00%, 12/1/2028 (b) (d)	310,000	317,686
Series B-1, 5.25%, 6/1/2047	550,000	557,262
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,645,614
5.00%, 6/15/2050	500,000	432,817
Series A, 5.00%, 7/1/2037	290,000	290,447
Series A, 5.00%, 9/1/2037	575,000	584,095
Series A, 5.00%, 7/1/2042	2,000,000	1,940,474
Series A, 5.38%, 6/15/2050 (a)	570,000	527,313
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	210,000	210,997
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	868,944
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	85,000	85,050
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,113
		87,167,372
PUERTO RICO — 9.3%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,636,090
Series A, Zero Coupon, 5/15/2057	175,000,000	8,279,985
Series B, Zero Coupon, 5/15/2057	13,200,000	395,727
5.50%, 5/15/2039	435,000	439,724
5.63%, 5/15/2043	3,790,000	3,835,727
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	5,000,000	4,998,515
Series A1, 4.00%, 7/1/2035	8,384,000	8,238,842
Series A1, 4.00%, 7/1/2037	9,287,000	9,002,786
Series A1, 4.00%, 7/1/2041	20,107,000	18,590,828
Series A1, 4.00%, 7/1/2046	18,113,000	15,802,676
Series A1, 5.63%, 7/1/2029	3,000,000	3,178,715
Series A1, 5.75%, 7/1/2031	8,000,000	8,788,839
Security Description	Principal Amount	Value
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	$100,000	$38,057
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (a)	2,400,000	2,268,269
Series B, 4.00%, 7/1/2042 (a)	7,305,000	6,904,042
Series B, 4.00%, 7/1/2047 (a)	2,585,000	2,285,454
Series A, 5.00%, 7/1/2033 (a)	275,000	287,580
Series A, 5.00%, 7/1/2047 (a)	8,465,000	8,294,605
Series B, 5.00%, 7/1/2029 (a)	1,090,000	1,131,299
Series B, 5.00%, 7/1/2033 (a)	7,615,000	7,963,366
Series B, 5.00%, 7/1/2037 (a)	3,035,000	3,133,392
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (c)	140,000	140,534
Series V V, Assured Guaranty, Inc., 5.25%, 7/1/2027 (c)	920,000	925,529
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (c)	795,000	795,876
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (c)	770,000	779,807
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	490,200
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (c)	360,000	360,814
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	568,741
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,702,552
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	1,500,000	1,135,863
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,565,161
Series A2, 4.33%, 7/1/2040	18,800,000	18,393,601
Series A-1, 4.55%, 7/1/2040	3,290,330	3,291,551
Series A2, 4.55%, 7/1/2040	100,000	86,931
Series A-1, 4.75%, 7/1/2053	19,250,000	18,144,349
Series B-1, 4.75%, 7/1/2053	2,996,000	2,823,921
Series A2, 4.78%, 7/1/2058	43,660,000	40,762,386
Series A-1, 5.00%, 7/1/2058	58,413,000	56,237,419
		268,699,753

See accompanying notes to financial statements.
55

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI:
5.00%, 5/15/2039	$1,000,000	$1,001,398
Series B, 5.00%, 9/1/2036	1,750,000	1,752,810
5.25%, 5/15/2054	750,000	758,065
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	4,241,350
Series B, Zero Coupon, 6/1/2052	5,000,000	702,450
Series A, 5.00%, 6/1/2040	1,000,000	1,000,069
		9,456,142
SOUTH CAROLINA — 0.9%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,002,986
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (a)	600,000	438,367
5.00%, 11/1/2037	500,000	501,562
5.00%, 1/1/2055 (a)	3,000,000	2,501,374
Series A, 5.00%, 5/1/2043	2,440,000	2,479,106
Series A, 5.00%, 12/1/2046	2,000,000	2,028,740
5.13%, 4/1/2046	1,250,000	1,242,341
Series A, 5.13%, 6/15/2042 (a)	1,000,000	951,681
5.25%, 11/15/2047	1,750,000	1,714,778
5.25%, 4/1/2051	650,000	646,213
Series A, 5.25%, 8/15/2033	100,000	100,936
Series A, 5.50%, 11/1/2045	1,000,000	1,088,687
5.75%, 11/15/2054	500,000	511,473
Series B-1, 5.75%, 11/15/2029	2,000,000	2,000,311
Series A, 7.13%, 6/15/2053 (a)	1,000,000	1,012,098
Series A, 7.15%, 8/15/2055 (a)	1,000,000	1,036,778
Series A, 7.25%, 6/15/2058 (a)	1,325,000	1,341,680
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	242,099
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	420,278
Series A, 4.00%, 12/1/2052	2,000,000	1,754,648
Series B, 4.00%, 12/1/2038	1,365,000	1,375,763
Series B, 4.00%, 12/1/2056	360,000	311,328
Security Description	Principal Amount	Value
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	$195,000	$183,439
		24,886,666
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	227,097
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2032	215,000	220,662
5.00%, 7/1/2046	1,000,000	1,006,614
		1,454,373
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (a)	3,350,000	2,419,039
Series A, 5.13%, 12/1/2042 (a)	400,000	376,880
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	630,560
Knox County Health Educational & Housing Facility Board Revenue, TN:
4.00%, 11/15/2043	2,000,000	1,884,325
5.00%, 4/1/2030	500,000	508,024
5.00%, 4/1/2031	240,000	243,641
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	75,268
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN:
Series A, 4.00%, 10/1/2049	1,300,000	1,066,221
Series A, 5.00%, 7/1/2040	1,270,000	1,276,879
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (a)	1,150,000	987,743
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	458,037
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (a)	430,000	436,803
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (a)	415,000	411,732

See accompanying notes to financial statements.
56

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A1, 5.25%, 6/1/2056 (a)	$400,000	$386,043
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, 5.50%, 9/1/2047 (a)	400,000	342,659
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	2,000,000	2,033,973
Series A, VRN, 5.50%, 10/1/2053 (b)	4,000,000	4,290,480
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	954,418
Series B, 5.63%, 9/1/2026	2,000,000	2,025,215
		20,807,940
TEXAS — 5.1%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (a)	1,300,000	1,263,426
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	526,864
Series A, 4.00%, 8/15/2046	860,000	693,477
4.88%, 6/15/2059 (a)	1,000,000	892,404
5.00%, 6/15/2064 (a)	1,200,000	1,074,825
Series A, 5.00%, 8/15/2048	15,000	14,052
Series A, 5.00%, 6/15/2051	3,500,000	2,862,893
5.88%, 6/15/2065 (a)	2,000,000	2,021,042
Series A, 6.00%, 2/15/2043 (a)	1,035,000	954,700
Series A, 6.13%, 2/15/2053 (a)	1,000,000	872,490
6.25%, 6/1/2052 (a)	2,500,000	2,521,847
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	402,419
Series B, 5.00%, 1/1/2032	1,840,000	1,850,416
Series B, 5.00%, 1/1/2034	300,000	301,233
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue, TX 5.00%, 12/1/2040	2,350,000	2,349,874
Brooks Development Authority Revenue, TX:
Series A, 5.50%, 8/15/2052 (a)	2,000,000	1,944,272
5.88%, 8/15/2052 (a)	1,000,000	957,248
Central Texas Regional Mobility Authority Revenue, TX:
Zero Coupon, 1/1/2032	4,090,000	3,404,917
Series B, 4.00%, 1/1/2041	200,000	199,253
Security Description	Principal Amount	Value
City of Aubrey, Special Assessment, TX 5.38%, 12/31/2045 (a)	$565,000	$559,599
City of Buda, Special Assessment, TX:
6.00%, 9/1/2055 (a)	350,000	344,991
6.63%, 9/1/2045 (a)	1,600,000	1,600,155
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	938,388
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	2,000,000	1,817,558
Series B-1, AMT, 4.00%, 7/15/2041	6,965,000	6,328,469
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,397,659
Series B-2, AMT, 5.00%, 7/15/2027	1,500,000	1,524,578
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,573,734
Series B, AMT, 5.25%, 7/15/2033	2,500,000	2,682,105
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,311,106
Series B, AMT, 5.50%, 7/15/2037	6,700,000	7,281,902
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (a)	1,000,000	900,714
City of Mesquite, Special Assessment, TX:
5.50%, 9/1/2043 (a)	750,000	772,707
Series A, 5.50%, 9/1/2045	750,000	750,944
City of Odessa, General Obligation, TX 4.00%, 3/1/2039	2,000,000	1,961,141
City of Pilot Point, Special Assessment, TX 6.13%, 9/15/2045 (a)	700,000	724,187
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	85,000	85,013
Series A, 4.35%, 12/1/2042	290,000	275,244
Series A, 6.00%, 6/15/2043 (a)	2,000,000	1,989,366
County of Denton, Special Assessment, TX:
5.63%, 12/31/2055 (a)	650,000	668,887
6.13%, 12/31/2055 (a)	1,000,000	1,031,453
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (a)	400,000	400,098

See accompanying notes to financial statements.
57

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	$2,500,000	$2,363,959
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	196,231
4.00%, 8/15/2038	885,000	850,855
5.00%, 8/15/2037	200,000	202,918
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	2,500,000	2,356,783
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	106,104
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (b)	1,100,000	1,131,901
Harris County-Houston Sports Authority Revenue, TX:
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2040 (c)	3,040,000	1,460,784
Series A, Assured Guaranty, Inc., 3.13%, 11/15/2056 (c)	510,000	360,038
Lower Colorado River Authority Revenue, TX:
Series A, Assured Guaranty, Inc., 5.00%, 5/15/2043 (c)	4,000,000	4,241,562
Series A, Build America Mutual Assurance Corp., 5.50%, 5/15/2055 (c)	2,000,000	2,159,482
Matagorda County Navigation District No. 1 Revenue, TX Series B-1, 4.00%, 6/1/2030	1,000,000	1,000,401
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (e)	541,434	5,414
Mission Economic Development Corp. Revenue, TX:
AMT, 4.63%, 10/1/2031 (a)	6,360,000	6,360,883
VRN, AMT, 5.00%, 12/1/2064 (b)	800,000	829,127
Series A, AMT, 6.75%, 8/15/2045 (a)	305,000	314,132
Series A, AMT, 7.00%, 8/15/2060 (a)	828,000	854,304
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (b)	1,314,584	565,298
5.00%, 1/1/2047	500,000	487,865
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2047	$1,000,000	$938,470
Series A, 5.00%, 8/15/2050 (a)	1,900,000	1,610,598
Series A1, 5.25%, 1/1/2042	2,500,000	2,446,219
Series A, 5.38%, 11/15/2036	500,000	482,464
5.50%, 1/1/2049	1,000,000	986,020
Series A, 5.50%, 7/1/2045	250,000	220,187
Series A, 5.50%, 7/1/2054	100,000	83,155
Series A1, 5.50%, 1/1/2057	4,375,000	3,984,648
Series A, 6.50%, 7/1/2056 (a)	1,000,000	974,447
Series A, 6.50%, 10/1/2060	520,000	535,143
Series A, 6.75%, 7/1/2044	1,345,000	1,380,349
Series A-1, 7.50%, 11/15/2037 (e)	45,000	45,000
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,252,139
North East Texas Regional Mobility Authority Revenue, TX 5.00%, 1/1/2046	700,000	700,000
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	889,787
North Parkway Municipal Management District No. 1, Special Assessment, TX:
4.75%, 9/15/2041 (a)	1,000,000	962,924
5.00%, 9/15/2051 (a)	1,000,000	951,183
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2036 (c)	510,000	363,380
Series A, 3.00%, 1/1/2037	500,000	472,644
4.00%, 1/1/2037	500,000	500,693
Series B, 4.00%, 1/1/2040	450,000	443,416
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (a)	1,000,000	1,033,779
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (a)	1,500,000	1,005,933
Series A, AMT, 4.00%, 1/1/2050 (a)	3,275,000	2,507,689
Series A, AMT, 5.00%, 1/1/2039 (a)	3,000,000	2,958,838
Series A, AMT, 5.25%, 1/1/2054 (a)	1,250,000	1,192,214
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	300,123
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,261

See accompanying notes to financial statements.
58

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SA Energy Acquisition Public Facility Corp. Revenue, TX 5.50%, 8/1/2027	$150,000	$154,573
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	210,000	209,852
Series B, 4.00%, 11/15/2025 (e)	192,271	19
Series B, 4.50%, 11/15/2036 (e)	155,453	16
5.00%, 5/15/2045	625,000	596,353
Series A, 5.00%, 11/15/2037	445,000	447,568
Series B, 5.00%, 11/15/2046	200,000	192,176
5.25%, 11/15/2047 (e)	88,205	9
Series A, 6.38%, 2/15/2041 (e)	450,000	355,500
Series A, 6.75%, 11/15/2047	1,400,000	1,409,687
Series A, 6.75%, 11/15/2052	300,000	301,808
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	45,000	46,418
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	2,500,000	2,543,959
5.00%, 12/15/2030	1,000,000	1,071,651
5.00%, 12/15/2032	6,585,000	7,107,840
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	4,000,000	4,250,740
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,905,075
Series A, 4.00%, 12/31/2039	2,655,000	2,630,804
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	360,071
6.25%, 9/1/2040	335,000	335,486
6.38%, 9/1/2045	445,000	444,974
		146,470,973
U. S. VIRGIN ISLANDS — 1.1%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,634,948
Series A, 5.00%, 10/1/2039	15,705,000	16,315,439
Virgin Islands Hotel Development Financing Corp. Revenue, VI:
Series A-1, 5.75%, 2/1/2045 (g)	4,600,000	4,524,895
Security Description	Principal Amount	Value
Series A-1, 6.00%, 12/1/2055 (g)	$4,375,000	$4,299,025
Virgin Islands Public Finance Authority Revenue, VI:
Series C, 5.00%, 10/1/2039 (a)	2,000,000	2,000,029
Series A, 6.00%, 4/1/2053 (a)	2,000,000	1,973,576
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,267,654
		32,015,566
UTAH — 1.7%
Arrowhead Springs Public Infrastructure District, General Obligation, UT 6.00%, 3/1/2056 (a)	2,000,000	2,001,252
Arrowhead Springs Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2054 (a)	500,000	503,715
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (a)	4,500,000	3,649,095
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	1,595,000	1,607,559
Black Ridge Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2054	1,000,000	1,005,089
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (a)	315,000	302,907
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (a)	940,428	954,044
Grapevine Wash Local District, Special Assessment, UT Series A-2, 5.25%, 12/1/2044 (a)	2,815,000	2,779,284
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (a)	2,130,000	2,223,487
Mida Cormont Public Infrastructure District, General Obligation, UT Series A-2, Zero Coupon, 6/1/2055 (a) (d)	700,000	595,672
Mida Golf & Equestrian Center Public Infrastructure District, General Obligation, UT 4.50%, 6/1/2051 (a)	1,500,000	1,269,612

See accompanying notes to financial statements.
59

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT 5.00%, 6/1/2044 (a)	$1,000,000	$1,001,222
Mida Mountain Village Public Infrastructure District, Special Obligation, UT:
Series 1, 5.75%, 6/1/2060 (a)	800,000	807,616
Series 2, 6.00%, 6/15/2054 (a)	4,750,000	4,875,977
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	829,722
Series A2, 4.00%, 6/1/2041	1,600,000	1,480,232
Series A2, 4.00%, 6/1/2052	2,500,000	2,043,297
Panorama Public Infrastructure District No. 1, General Obligation, UT Series A, 6.25%, 3/1/2055 (a)	1,000,000	1,006,640
Point Phase 1 Public Infrastructure District No. 1 Revenue, UT Series A-1, 5.88%, 3/1/2045	1,000,000	1,033,023
Ridges Estates Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2053 (a)	1,250,000	1,289,215
Tech Ridge Public Infrastructure District, Special Assessment, UT 6.25%, 12/1/2054 (a)	4,070,000	4,211,853
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (a)	3,000,000	2,746,540
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (a)	3,940,000	2,702,653
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,628,905
Verk Industrial Regional Public Infrastructure District, Special Obligation, UT 6.63%, 9/1/2047 (a)	5,110,000	5,385,670
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (a)	2,535,000	2,087,447
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	191,887	193,548
		50,215,276
Security Description	Principal Amount	Value
VERMONT — 0.0% *
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	$1,000,000	$946,595
VIRGINIA — 1.0%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	15,000	14,975
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (a)	1,335,000	1,335,875
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	3,000,000	3,003,610
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	299,997
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	880,745
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	782,473
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,022
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (a)	915,000	915,203
Norfolk Redevelopment & Housing Authority Revenue, VA 5.38%, 1/1/2035	250,000	250,166
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (a)	1,950,000	1,968,690
Powhatan County Economic Development Authority Revenue, VA Series A, 6.13%, 9/1/2060 (a)	2,350,000	2,312,076
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	774,532
Series B1, 5.00%, 6/1/2047	8,040,000	6,691,645
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,556,476
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (a)	875,000	808,783

See accompanying notes to financial statements.
60

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2039	$1,000,000	$985,439
AMT, 4.00%, 1/1/2040	1,000,000	968,775
Series A, 4.50%, 12/1/2044	1,300,000	1,258,565
AMT, 5.00%, 6/30/2042	1,000,000	1,022,997
AMT, 5.00%, 12/31/2052	335,000	320,792
Series C, 5.00%, 6/1/2047	1,000,000	960,769
Series A, 5.50%, 7/1/2049 (a)	1,660,000	1,332,898
		29,455,503
WASHINGTON — 2.5%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,107,734
6.88%, 12/1/2053	1,000,000	1,100,687
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,126,881
King County Public Hospital District No. 4 Revenue, WA Series A, 6.63%, 12/1/2045	2,220,000	2,245,331
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	217,415
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	1,000,000	1,000,227
Port of Seattle Revenue, WA Series C, AMT, 4.00%, 8/1/2035	550,000	561,897
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	160,000	159,731
Washington Economic Development Finance Authority Revenue, WA:
AMT, VRN, 5.88%, 12/1/2045 (b)	1,100,000	1,104,938
AMT, 7.25%, 1/1/2032 (a) (e)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (a) (e)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b) (d)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	630,007
Series A, 4.00%, 7/1/2042	200,000	189,280
5.00%, 8/15/2034	2,695,000	2,761,905
Series D, 5.00%, 10/1/2041	1,000,000	1,000,854
Security Description	Principal Amount	Value
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	$4,810,000	$3,187,479
4.00%, 7/1/2058	605,000	495,905
Series B, 4.00%, 7/1/2034	320,000	326,241
Series B, 4.00%, 7/1/2058	1,080,000	885,253
5.00%, 7/1/2043	6,000,000	6,042,673
5.00%, 7/1/2048	1,000,000	993,761
5.00%, 7/1/2058	170,000	165,512
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	7,800,857	7,586,528
Series A, 4.00%, 1/1/2057 (a)	1,000,000	651,358
5.00%, 7/1/2046 (a)	1,520,000	1,328,655
5.00%, 1/1/2048 (a)	3,815,000	3,368,197
5.00%, 7/1/2051 (a)	1,250,000	1,051,108
Series A, 5.00%, 1/1/2031 (a)	100,000	100,854
Series A, 5.00%, 1/1/2044 (a)	605,000	587,776
Series A, 5.00%, 1/1/2046 (a)	1,000,000	945,104
Series A, 5.00%, 1/1/2051 (a)	3,820,000	3,407,331
Series A, 5.00%, 7/1/2051 (a)	1,000,000	905,650
Series A, 5.00%, 1/1/2055 (a)	2,200,000	1,986,364
Series A, 5.00%, 1/1/2056 (a)	1,285,000	1,118,770
5.50%, 7/1/2044	2,500,000	2,591,374
5.50%, 7/1/2049	2,000,000	2,038,766
Series A, 5.50%, 7/1/2050 (a)	2,000,000	2,003,410
Series A, 5.75%, 7/1/2060 (a)	5,000,000	5,058,976
6.13%, 7/1/2053 (a)	2,500,000	2,661,496
6.25%, 7/1/2059 (a)	2,500,000	2,672,136
Series A, 6.25%, 1/1/2056	2,450,000	2,444,178
Series A, 6.25%, 1/1/2061	2,075,000	2,055,302
		71,867,146
WEST VIRGINIA — 0.5%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (a)	410,000	428,413
County of Ohio Special District Excise Tax Revenue, WV Series A, Assured Guaranty, Inc., 5.25%, 6/1/2045 (c)	600,000	638,242
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	647,107
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	356,915
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (a)	4,260,000	3,783,448
Series A, 5.50%, 6/1/2037 (a)	225,000	228,034
Series A, 7.00%, 6/1/2043 (a)	150,000	157,501

See accompanying notes to financial statements.
61

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	$1,000,000	$755,776
West Virginia Economic Development Authority Revenue, WV VRN, AMT, 4.63%, 4/15/2055 (b)	2,000,000	2,024,816
West Virginia Hospital Finance Authority Revenue, WV:
Series A, 5.00%, 1/1/2043	3,500,000	3,276,191
Series B, 6.00%, 9/1/2048	2,000,000	2,173,457
		14,469,900
WISCONSIN — 4.4%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (a)	1,250,000	734,613
Series B, Zero Coupon, 1/1/2060 (a)	4,000,000	368,712
Series B, Zero Coupon, 1/1/2067 (a)	920,000	5,490
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (e)	2,040,128	1,392,846
AMT, 4.00%, 8/1/2035	940,000	915,517
4.00%, 4/1/2042 (a)	1,000,000	888,221
Series A, 4.00%, 6/1/2035	500,000	506,389
Series A, 4.00%, 9/1/2041 (a)	2,565,000	2,281,036
Series A, 4.00%, 12/1/2051 (a)	1,000,000	820,494
Series A, 4.00%, 6/1/2056 (a)	2,100,000	1,473,805
Series A1, 4.00%, 7/1/2061 (a)	3,000,000	2,103,748
AMT, 4.25%, 7/1/2054	3,000,000	2,468,241
Series A, 4.25%, 6/15/2034	830,000	848,008
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,998,736
Series A, 4.50%, 7/15/2053 (a)	800,000	689,764
Series A, 4.50%, 6/1/2056 (a)	2,750,000	1,925,000
Series A, 4.75%, 6/1/2040 (a)	3,600,000	3,602,264
5.00%, 3/1/2037 (a)	625,000	626,219
5.00%, 9/1/2039 (a)	770,000	777,101
5.00%, 10/1/2043 (a)	2,000,000	1,992,821
Series A, 5.00%, 9/1/2030 (a)	400,000	400,218
Series A, 5.00%, 10/1/2034 (a)	1,355,000	1,406,141
Series A, 5.00%, 6/15/2037 (a)	425,000	405,448
Series A, 5.00%, 10/1/2039 (a)	3,250,000	3,314,177
Series A, 5.00%, 1/1/2042 (a)	100,000	93,565
Series A, 5.00%, 6/15/2046 (a)	1,000,000	864,239
Series A, 5.00%, 6/15/2049 (a)	310,000	256,608
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2055 (a)	$2,000,000	$1,743,769
Series A, 5.00%, 1/1/2056 (a)	265,000	220,081
Series A, 5.00%, 6/15/2057 (a)	2,105,000	1,913,577
Series A, 5.00%, 2/1/2062	1,000,000	970,932
Series A, 5.00%, 6/15/2064	2,400,000	2,267,926
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,194
5.13%, 4/1/2052	2,310,000	2,136,557
Series A, 5.13%, 6/1/2048 (a)	350,000	320,819
5.25%, 6/15/2065	2,600,000	2,452,577
Series 2025A, 5.25%, 6/15/2050	500,000	511,327
Series A, 5.25%, 3/1/2045 (a)	1,000,000	946,376
Series A, 5.25%, 5/15/2052 (a)	1,300,000	1,227,164
Series A, 5.25%, 3/1/2055 (a)	1,810,000	1,619,569
Series A, 5.35%, 12/1/2045	1,000,000	1,009,785
Series A, 5.38%, 7/15/2047 (a)	500,000	485,700
5.40%, 6/15/2065	1,605,000	1,552,079
5.50%, 12/1/2044 (a)	2,500,000	2,526,693
5.63%, 6/15/2054 (a)	2,405,000	1,872,183
5.63%, 6/15/2059 (a)	3,000,000	2,290,584
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (c)	1,100,000	1,155,258
Series B, 5.63%, 2/1/2046 (a)	1,665,000	1,702,137
Series A, AMT, 5.75%, 9/1/2035 (a)	500,000	523,810
Series A, 5.75%, 10/1/2043 (a)	1,180,000	1,201,128
Series A, 5.75%, 7/1/2063 (a)	2,000,000	1,988,342
5.88%, 4/1/2045	530,000	530,000
Series A, 6.00%, 7/15/2042	250,000	250,131
Series B, 6.00%, 2/1/2062 (a)	2,000,000	2,051,136
6.25%, 1/1/2065 (a)	1,000,000	997,599
Series A, 6.25%, 10/1/2031 (a) (e)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (a)	455,000	469,163
Series A, 6.25%, 10/1/2053 (a)	2,220,000	2,260,769
Series A-1, 6.25%, 1/1/2038 (a) (e)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (a) (e)	925,000	416,250
Series A, 6.50%, 9/1/2048 (a) (e)	480,000	288,000
6.63%, 7/1/2043 (a)	465,000	476,207
6.75%, 12/1/2042 (a)	2,100,000	1,680,000
Series A, 6.75%, 8/1/2031 (a)	980,000	754,600
6.88%, 7/1/2053 (a)	1,650,000	1,676,094
7.00%, 12/1/2050 (a)	8,750,000	7,000,000
7.00%, 7/1/2058 (a)	1,850,000	1,879,881

See accompanying notes to financial statements.
62

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 7.00%, 1/1/2050 (a)	$3,000,000	$3,188,725
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (a)	4,625,000	4,699,612
Series B, 8.00%, 6/15/2042 (a)	1,000,000	1,013,715
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	637,203
3.50%, 7/1/2040	100,000	92,471
4.00%, 1/1/2047	600,000	497,163
4.00%, 1/1/2057	1,000,000	772,185
4.00%, 7/1/2046	335,000	303,584
Series A-1, 4.00%, 7/1/2048	425,000	335,598
Series A-1, 4.13%, 7/1/2053	595,000	462,053
Series B, 4.25%, 7/1/2033	1,250,000	1,210,531
5.00%, 8/1/2032	50,000	38,677
5.00%, 7/1/2035	2,395,000	2,445,501
5.00%, 8/1/2037	150,000	101,655
5.00%, 8/1/2039	1,100,000	714,787
Series A, 5.00%, 11/1/2039	1,000,000	1,007,908
Series A, 5.00%, 2/15/2042	4,580,000	4,582,237
Series A, 5.00%, 12/1/2044 (g)	2,030,000	2,109,387
Series A, 5.00%, 12/1/2045 (g)	2,555,000	2,623,839
Series A, 5.00%, 11/1/2046	1,250,000	1,160,041
Series A, 5.00%, 12/1/2046 (g)	2,240,000	2,284,441
Series A-1, 5.00%, 7/1/2038	500,000	500,776
Series B, 5.00%, 7/1/2048	790,000	694,411
Series B, 5.00%, 7/1/2053	1,000,000	853,926
Series A, 5.25%, 8/1/2048	100,000	84,281
5.50%, 5/1/2034	350,000	350,004
Series A, 5.75%, 8/15/2054	1,000,000	1,026,309
Series A, 5.75%, 8/15/2059	1,445,000	1,478,627
5.88%, 7/1/2055	1,000,000	1,000,820
6.00%, 10/1/2044	300,000	316,517
6.00%, 10/1/2054	500,000	514,153
6.00%, 7/1/2060	1,000,000	1,005,437
		126,879,392
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,986,288,782)		2,867,269,939
Shares
WARRANTS — 0.0%
CONSTRUCTION & ENGINEERING — 0.0%
Desertxpress Enterprises LLC (expiring 12/01/35) (h) (Cost $0)	114,090	—
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (i) (j) (Cost $15,564,188)	15,564,188	$15,564,188
TOTAL INVESTMENTS — 99.6% (Cost $3,001,852,970)		2,882,834,127
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		12,831,030
NET ASSETS — 100.0%		$2,895,665,157
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.2% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	1.7%
National Public Finance Guarantee Corp.	0.9%
Build America Mutual Assurance Corp.	0.5%
American Municipal Bond Assurance Corp.	0.0% *
XL Capital Assurance Inc.	0.0% *
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	When-issued security.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
ETM	Escrowed to Maturity
VRN	Variable Rate Note

See accompanying notes to financial statements.
63

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,867,269,939	$0(a)	$2,867,269,939
Warrants	—	0(b)	—	0
Short-Term Investment	15,564,188	—	—	15,564,188
TOTAL INVESTMENTS	$15,564,188	$2,867,269,939	$0	$2,882,834,127
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.
(b)	The Fund held a Level 2 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,232,150	$48,232,150	$375,918,345	$408,586,307	$—	$—	15,564,188	$15,564,188	$481,574
See accompanying notes to financial statements.
64

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 2.2%
Alabama Corrections Institution Finance Authority Revenue, AL Series A, 5.25%, 7/1/2047	$2,000,000	$2,089,213
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2044	1,000,000	1,078,582
Alabama Highway Authority Revenue, AL:
Assured Guaranty, Inc., 5.00%, 9/1/2043 (a)	1,000,000	1,093,269
Assured Guaranty, Inc., 5.00%, 9/1/2044 (a)	1,000,000	1,083,950
Alabama Housing Finance Authority Revenue, AL Series B, 5.13%, 10/1/2050	1,000,000	1,026,390
Alabama Public School & College Authority Revenue, AL Series A, 4.00%, 11/1/2040	1,000,000	1,008,744
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series A, 5.25%, 6/1/2050	1,500,000	1,584,756
Auburn University Revenue, AL Series B, 5.00%, 6/1/2036	1,000,000	1,166,622
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	1,000,000	1,023,373
Series B, 4.00%, 10/1/2052 (b)	2,000,000	2,008,392
Series B-1, VRN, 4.00%, 4/1/2053 (b)	3,615,000	3,643,585
Series C-1, VRN, 4.00%, 10/1/2052 (b)	1,000,000	1,004,196
Series D, 5.00%, 11/1/2033	1,150,000	1,255,957
Series E, 5.00%, 5/1/2029	1,775,000	1,866,398
Series A, VRN, 5.25%, 1/1/2054 (b)	1,685,000	1,809,098
Series A, VRN, 5.25%, 5/1/2056 (b)	3,000,000	3,096,543
Series B, VRN, 5.25%, 12/1/2053 (b)	2,000,000	2,154,216
Series C-1, VRN, 5.25%, 2/1/2053 (b)	2,120,000	2,238,303
Series D-1, VRN, 5.50%, 6/1/2049 (b)	3,000,000	3,165,094
City of Mobile, General Obligation, AL Series A, 5.00%, 2/15/2033	1,500,000	1,726,315
County of Jefferson Sewer Revenue, AL:
5.25%, 10/1/2042	1,000,000	1,075,438
5.25%, 10/1/2049	1,000,000	1,032,773
Security Description	Principal Amount	Value
Energy Southeast A Cooperative District Revenue, AL:
Series B, 5.00%, 9/1/2033	$1,000,000	$1,036,406
Series A-1, VRN, 5.50%, 11/1/2053 (b)	2,000,000	2,184,938
Series B-1, VRN, 5.75%, 4/1/2054 (b)	1,000,000	1,107,508
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (b)	1,000,000	1,079,771
Industrial Development Board of the City of Mobile Alabama Revenue, AL Series A, VRN, 3.38%, 6/1/2034 (b)	3,005,000	3,039,799
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (a)	1,000,000	1,035,915
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 12/1/2033	1,550,000	1,638,406
Selma Industrial Development Board Revenue, AL Series A, VRN, 3.45%, 11/1/2033 (b)	1,000,000	1,003,181
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	2,500,000	2,682,386
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	3,655,000	3,697,866
Series B, 4.00%, 12/1/2051 (b)	2,535,000	2,560,630
Series B-1, VRN, 5.00%, 5/1/2053 (b)	1,700,000	1,759,652
Series D, 5.00%, 9/1/2035	1,270,000	1,377,836
Series E, 5.00%, 10/1/2030	2,500,000	2,685,862
Series F, 5.25%, 11/1/2027	1,500,000	1,555,914
Series A-1, VRN, 5.50%, 1/1/2053 (b)	1,500,000	1,607,998
		67,285,275
ALASKA — 0.1%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 12/1/2030	1,000,000	1,099,584
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,208,567
		3,308,151

See accompanying notes to financial statements.
65

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ:
5.00%, 6/1/2029	$420,000	$423,959
Series A, 5.50%, 7/1/2048	1,000,000	1,078,537
Arizona Industrial Development Authority Revenue, AZ:
Series A, 3.00%, 2/1/2045	1,000,000	786,653
Series A, 4.00%, 11/1/2027	510,000	509,982
City of Lake Havasu City Wastewater System Revenue, AZ 5.00%, 7/1/2037	1,500,000	1,741,232
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,464,830
Assured Guaranty, Inc., 4.00%, 7/1/2043 (a)	1,000,000	987,476
City of Phoenix Civic Improvement Corp. Revenue, AZ:
Series A, 4.00%, 7/1/2044	1,235,000	1,205,462
Series A, 4.00%, 7/1/2045	1,000,000	940,271
5.00%, 7/1/2031	1,500,000	1,692,285
5.00%, 7/1/2032	2,000,000	2,290,206
5.00%, 7/1/2033	1,500,000	1,739,186
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2040	1,645,000	1,830,123
Maricopa County Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 1/1/2038	1,720,000	1,721,117
Series A, 4.00%, 1/1/2041	1,000,000	970,478
Series A, 4.00%, 1/1/2044	1,000,000	938,008
Series A, 4.00%, 9/1/2051	2,000,000	1,714,013
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	3,000,000	3,362,631
Series A, 5.00%, 1/1/2041	2,200,000	2,465,634
Series B, 5.00%, 1/1/2048	1,000,000	1,050,063
Series C, 5.00%, 1/1/2051	2,855,000	2,999,697
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2037	1,000,000	1,084,775
5.25%, 12/1/2027	2,000,000	2,065,994
Yuma Industrial Development Authority Revenue, AZ Series A, Assured Guaranty, Inc., 5.25%, 8/1/2044 (a)	1,000,000	1,077,346
		36,139,958
Security Description	Principal Amount	Value
ARKANSAS — 0.2%
Arkansas Development Finance Authority Revenue, AR 5.00%, 12/1/2047	$1,100,000	$1,106,954
City of Fort Smith Sales & Use Tax Revenue, AR Assured Guaranty, Inc., 5.25%, 11/1/2050 (a)	935,000	989,249
Little Rock School District, General Obligation, AR Series A, Assured Guaranty, Inc., State Aid Withholding, 2.00%, 2/1/2034 (a)	2,000,000	1,752,120
University of Arkansas Revenue, AR:
Series B, 5.00%, 11/1/2036	1,000,000	1,145,074
Series A, 5.25%, 11/1/2052	1,120,000	1,169,861
		6,163,258
CALIFORNIA — 16.4%
Alameda Corridor Transportation Authority Revenue, CA:
Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2052 (a) (c)	2,000,000	1,133,194
Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (a)	3,825,000	989,934
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,000,000	1,080,365
Series A, 5.00%, 12/1/2030	5,000,000	5,664,980
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,563,882
Alta Loma School District, General Obligation, CA Series C, 4.00%, 8/1/2045	1,195,000	1,179,736
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	2,000,000	2,233,502
Antelope Valley Community College District, General Obligation, CA:
Series D, Zero Coupon, 8/1/2045	1,715,000	696,299
Series D, Zero Coupon, 8/1/2046	1,800,000	689,318
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	2,460,000	2,394,888
Series S-11, 5.00%, 4/1/2034	4,000,000	4,803,282
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (b)	1,000,000	1,009,586

See accompanying notes to financial statements.
66

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, VRN, 4.00%, 5/1/2053 (b)	$4,500,000	$4,572,569
Series B-1, VRN, 4.00%, 2/1/2052 (b)	3,120,000	3,164,041
Series 2024H, VRN, 5.00%, 1/1/2056 (b)	1,995,000	2,183,160
Series A-1, VRN, 5.00%, 12/1/2053 (b)	1,500,000	1,572,271
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,358,623
Series B, 5.00%, 11/1/2033	2,535,000	2,768,567
Series B-1, 5.00%, 7/1/2053 (b)	1,340,000	1,408,012
Series D, 5.00%, 10/1/2055 (b)	1,000,000	1,036,877
Series E, VRN, 5.00%, 2/1/2055 (b)	3,000,000	3,218,723
Series E-1, 5.00%, 2/1/2054 (b)	2,000,000	2,127,918
Series F, 5.00%, 11/1/2033	1,500,000	1,630,639
Series F, VRN, 5.00%, 2/1/2055 (b)	2,000,000	2,162,193
Series G, 5.00%, 12/1/2035	2,000,000	2,194,600
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,125,083
Series G, VRN, 5.25%, 11/1/2054 (b)	2,265,000	2,406,055
Series D, 5.50%, 5/1/2054 (b)	2,000,000	2,112,004
Series F, VRN, 5.50%, 10/1/2054 (b)	975,000	1,063,974
California Educational Facilities Authority Revenue, CA:
Series A, 5.00%, 10/1/2055	1,500,000	1,590,368
Series U-7, 5.00%, 6/1/2046	1,100,000	1,263,597
Series V-5, VRN, 5.00%, 3/1/2055 (b)	2,600,000	3,148,209
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 11/15/2039	1,000,000	999,982
Series A, 4.00%, 8/15/2040	3,450,000	3,492,045
Series A, 4.00%, 4/1/2049	1,635,000	1,474,856
Series A-2, 4.00%, 11/1/2044	1,715,000	1,623,040
Series A, 5.00%, 12/1/2028	1,000,000	1,055,044
Series A, 5.00%, 11/15/2034	1,000,000	1,041,299
Series A, 5.00%, 12/1/2035	785,000	890,885
Series A, 5.00%, 12/1/2054	3,435,000	3,532,904
Series B, 5.00%, 8/15/2035	2,000,000	2,440,199
Series B, 5.00%, 11/15/2046	1,780,000	1,789,633
Series B-1, VRN, 5.00%, 11/15/2061 (b)	1,260,000	1,348,554
Series C, VRN, 5.00%, 10/1/2050 (b)	3,000,000	3,228,352
Series C, VRN, 5.25%, 10/1/2050 (b)	1,250,000	1,421,789
California Housing Finance Agency Revenue, CA:
3.25%, 8/20/2036	934,486	896,131
Security Description	Principal Amount	Value
Series P, VRN, 3.25%, 6/1/2055 (b)	$1,250,000	$1,254,454
Series 2021-1, 3.50%, 11/20/2035	1,888,470	1,870,863
Series 2021-2, 3.75%, 3/25/2035	2,350,257	2,379,693
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	2,000,000	2,004,072
Series A, 3.25%, 8/1/2029	2,000,000	2,016,712
4.00%, 10/1/2046	2,730,000	2,673,585
4.00%, 10/1/2047	1,115,000	1,083,816
Series A, 5.00%, 6/1/2033	3,000,000	3,579,924
5.25%, 5/15/2059	1,000,000	1,065,644
California Municipal Finance Authority Revenue, CA:
Series A-1, 3.15%, 8/1/2059 (b)	1,000,000	1,001,971
Series A, 5.00%, 10/1/2044	1,000,000	1,002,632
California Pollution Control Financing Authority Revenue, CA 5.00%, 7/1/2039 (d)	1,500,000	1,542,259
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	1,500,000	1,416,482
Series C, 4.00%, 8/1/2037	2,000,000	2,075,290
Series B, 5.00%, 6/1/2027	2,000,000	2,074,142
Series C, 5.00%, 8/1/2033	1,145,000	1,293,370
Series D, 5.00%, 11/1/2034	4,500,000	5,262,498
Series A, 5.25%, 4/1/2038	1,790,000	2,121,895
California State University Revenue, CA:
Series A, 4.63%, 11/1/2056	2,000,000	2,029,385
Series A, 5.00%, 11/1/2035	2,500,000	3,050,438
Series A, 5.00%, 11/1/2044	2,610,000	2,874,238
Series A, 5.25%, 11/1/2056	3,000,000	3,244,295
California Statewide Communities Development Authority Revenue, CA:
Series 2004-MR, VRN, 5.00%, 4/1/2038 (b)	1,500,000	1,633,286
Series A, 5.00%, 3/1/2028	1,000,000	1,002,474
Series A, 5.00%, 5/15/2050	2,000,000	2,004,951
Series B-1, 5.00%, 9/2/2054	1,000,000	1,009,875
Series A, 5.25%, 12/1/2054	1,250,000	1,312,801
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	364,218
Chabot-Las Positas Community College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,295,000	1,353,713

See accompanying notes to financial statements.
67

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	$1,000,000	$1,110,294
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	1,120,000	1,276,244
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	1,095,000	1,109,212
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2030	1,025,000	1,152,706
Series B, 5.00%, 5/15/2038	1,465,000	1,626,639
Series D, 5.00%, 5/15/2030	1,500,000	1,686,886
Series D, 5.00%, 5/15/2044	1,000,000	1,104,013
Series E, 5.00%, 5/15/2044	1,000,000	1,104,013
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2034	1,750,000	2,117,967
Series A, 5.00%, 6/1/2035	1,000,000	1,224,465
Series A, 5.00%, 6/1/2055	1,000,000	1,061,784
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	2,720,000	3,018,805
Series A, 5.00%, 11/1/2030	1,500,000	1,705,136
Series A, 5.00%, 11/1/2031	3,000,000	3,483,119
Clovis Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2050	2,000,000	2,104,574
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,535,471
Colton Joint Unified School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., Zero Coupon, 8/1/2049 (a)	1,000,000	323,523
County of Sacramento Airport System Revenue, CA 5.25%, 7/1/2054	1,500,000	1,594,265
County of Santa Clara, General Obligation, CA Series B, 3.38%, 8/1/2037	1,900,000	1,883,338
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2055	3,000,000	3,197,139
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	3,005,000	3,011,169
Security Description	Principal Amount	Value
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	$10,000	$10,118
Elk Grove Unified School District, General Obligation, CA 4.00%, 8/1/2044	3,000,000	2,941,590
Escondido Union High School District, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2032 (a)	2,535,000	2,107,489
Foothill-De Anza Community College District, General Obligation, CA 4.00%, 8/1/2040	1,470,000	1,469,274
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.00%, 1/15/2046	1,635,000	1,567,077
Glendale Community College District, General Obligation, CA Series A, 4.13%, 8/1/2050	1,970,000	1,909,994
Golden State Tobacco Securitization Corp. Revenue, CA Series A-1, 5.00%, 6/1/2051	1,000,000	986,256
Grossmont Union High School District, General Obligation, CA Series A-2, 4.00%, 8/1/2042	3,885,000	3,885,291
Irvine Facilities Financing Authority Revenue, CA Series A, 5.00%, 5/1/2034	2,000,000	2,014,930
Long Beach Community College District, General Obligation, CA Series E, 5.00%, 8/1/2052	1,800,000	1,911,388
Long Beach Unified School District, General Obligation, CA Series A, 4.00%, 8/1/2040	1,000,000	1,001,744
Los Angeles Community College District, General Obligation, CA:
Series J, 4.00%, 8/1/2041	5,000,000	5,017,130
Series D, 5.00%, 8/1/2030	1,000,000	1,130,215
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2030	2,460,000	2,764,886
Series A, 5.00%, 6/1/2036	1,290,000	1,301,405
Series A, 5.00%, 6/1/2039	1,000,000	1,161,460
Series A, 5.00%, 7/1/2042	3,000,000	3,251,428

See accompanying notes to financial statements.
68

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2036	$2,500,000	$2,596,098
Series J, 5.50%, 12/1/2054	1,750,000	1,921,377
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,654,518
Series A, 5.00%, 7/1/2030	1,000,000	1,098,630
Series A, 5.00%, 7/1/2037	1,000,000	1,033,657
Series A, 5.00%, 7/1/2042	1,660,000	1,676,374
Series B, 5.00%, 7/1/2039	1,680,000	1,792,937
Series C, 5.00%, 7/1/2051	5,000,000	5,178,404
Series D, 5.00%, 7/1/2028	1,685,000	1,779,329
Series E, 5.00%, 7/1/2034	2,000,000	2,274,158
Series E, 5.00%, 7/1/2042	1,340,000	1,435,819
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2037	3,500,000	3,961,062
Series B, 5.00%, 7/1/2043	2,000,000	2,138,979
Series C, 5.00%, 7/1/2036	1,000,000	1,079,200
Series C, Build America Mutual Assurance Corp., 5.00%, 7/1/2036 (a)	2,000,000	2,319,531
Series C, 5.00%, 7/1/2049	1,000,000	1,043,460
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	3,000,000	3,508,057
5.00%, 7/1/2033	2,500,000	2,973,849
5.00%, 7/1/2034	3,000,000	3,586,518
5.00%, 7/1/2036	1,000,000	1,171,524
Series A, 5.00%, 7/1/2029	2,500,000	2,750,339
Series QRR, 5.00%, 7/1/2028	1,000,000	1,072,272
Series QRR, 5.00%, 7/1/2034	1,250,000	1,466,221
Series QRR, 5.00%, 7/1/2041	1,500,000	1,658,858
5.25%, 7/1/2040	1,000,000	1,150,626
5.25%, 7/1/2042	1,005,000	1,129,657
Manteca Unified School District, General Obligation, CA Series C, 5.25%, 8/1/2044	1,775,000	1,993,955
Metropolitan Water District of Southern California Revenue, CA Series B, 3.00%, 7/1/2029	1,750,000	1,786,678
Modesto High School District, General Obligation, CA Series B, 5.25%, 8/1/2050	1,000,000	1,085,592
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	1,500,000	1,480,840
Security Description	Principal Amount	Value
Moreno Valley Unified School District, General Obligation, CA:
Series A, Build America Mutual Assurance Corp., 4.75%, 8/1/2052 (a)	$1,650,000	$1,696,250
Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2050 (a)	1,000,000	1,059,512
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,695,369
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (a)	2,715,000	2,698,042
M-S-R Energy Authority Revenue, CA Series B, 6.50%, 11/1/2039	1,125,000	1,383,530
Mt San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	875,611
Series A, 5.25%, 8/1/2055	1,780,000	1,927,829
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,804,558
Series A, 5.00%, 5/1/2030	1,625,000	1,808,408
Series A, 5.00%, 5/1/2032	1,000,000	1,156,292
New Haven Unified School District, General Obligation, CA Series A, 4.50%, 8/1/2054	2,975,000	3,000,719
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (b)	3,000,000	3,198,142
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,289,850
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	1,715,000	2,024,246
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	1,500,000	1,445,475
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	596,321
Pasadena Unified School District, General Obligation, CA Series D, 5.00%, 8/1/2044	1,000,000	1,101,656

See accompanying notes to financial statements.
69

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Peralta Community College District, General Obligation, CA 5.00%, 8/1/2036	$2,250,000	$2,713,656
Pomona Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2055	1,500,000	1,580,326
Redwoods Community College District, General Obligation, CA Build America Mutual Assurance Corp., 5.25%, 8/1/2054 (a)	1,000,000	1,078,252
Regents of the University of California Medical Center Pooled Revenue, CA:
Series L, 5.00%, 5/15/2047	1,500,000	1,504,398
Series P, 5.00%, 5/15/2047	2,000,000	2,089,574
Riverside County Transportation Commission Revenue, CA Series B-1, 4.00%, 6/1/2046	2,000,000	1,812,165
Rowland Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2044	1,065,000	1,061,090
Sacramento City Unified School District, General Obligation, CA Series C, Assured Guaranty, Inc., 5.00%, 8/1/2050 (a)	1,190,000	1,250,315
Sacramento Municipal Utility District Revenue, CA Series K, 5.00%, 8/15/2048	1,000,000	1,063,723
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2034	1,000,000	1,188,861
San Bernardino City Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.50%, 10/1/2045 (a)	2,000,000	2,054,213
San Bernardino City Unified School District, General Obligation, CA Series D, Assured Guaranty, Inc., Zero Coupon, 8/1/2036 (a)	1,850,000	1,299,493
San Bernardino Community College District, General Obligation, CA Series E, 4.13%, 8/1/2049	2,000,000	1,973,123
San Diego Community College District, General Obligation, CA 4.00%, 8/1/2043	1,800,000	1,818,467
San Diego County Regional Airport Authority Revenue, CA Series A, 5.25%, 7/1/2055	1,500,000	1,612,903
Security Description	Principal Amount	Value
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	$1,900,000	$2,183,668
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,621,745
San Diego Public Facilities Financing Authority Revenue, CA Series A, 5.00%, 5/15/2034	20,000	20,156
San Diego Unified School District, General Obligation, CA:
Series A-3, 4.00%, 7/1/2053	1,290,000	1,216,380
Series I, 4.00%, 7/1/2047	1,425,000	1,353,167
Series L, 4.00%, 7/1/2049	2,955,000	2,830,912
Series C-3, 5.00%, 7/1/2050	1,000,000	1,066,375
Series SR-4A, 5.00%, 7/1/2039	1,500,000	1,748,349
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,765,832
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series E-1, 5.00%, 8/1/2042	2,970,000	3,368,401
Series E-1, 5.00%, 8/1/2044	1,065,000	1,183,328
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series B, 5.00%, 5/1/2052	3,345,000	3,472,041
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	1,500,000	1,573,252
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2047	2,000,000	1,925,593
Series B, 4.00%, 10/1/2038	2,085,000	2,205,486
Series C, 5.00%, 10/1/2054	1,000,000	1,053,646
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	140,186
San Jose Evergreen Community College District, General Obligation, CA Series B, 3.00%, 9/1/2037	1,635,000	1,570,210
San Lorenzo Valley Unified School District, General Obligation, CA Series C, 5.00%, 8/1/2052	1,000,000	1,049,179
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	2,000,000	2,015,370

See accompanying notes to financial statements.
70

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Santa Clara County Financing Authority Revenue, CA Series A, 3.00%, 5/1/2037	$550,000	$525,275
Santa Monica-Malibu Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2044	1,500,000	1,231,594
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2028	1,100,000	1,180,358
Southern California Public Power Authority Revenue, CA:
5.00%, 7/1/2045	1,500,000	1,581,255
Series A, VRN, 5.00%, 4/1/2055 (b)	1,000,000	1,062,211
State of California, General Obligation, CA:
3.00%, 10/1/2034	1,545,000	1,543,986
4.00%, 11/1/2029	2,000,000	2,122,917
4.00%, 10/1/2033	1,175,000	1,253,287
4.00%, 8/1/2035	1,000,000	1,004,040
4.00%, 3/1/2036	5,170,000	5,398,665
4.00%, 10/1/2042	1,115,000	1,129,514
4.13%, 3/1/2045	1,905,000	1,906,314
Series CU, 4.55%, 12/1/2037	1,000,000	1,071,478
5.00%, 4/1/2028	1,250,000	1,323,698
5.00%, 8/1/2028	1,560,000	1,665,515
5.00%, 10/1/2028	4,245,000	4,550,409
5.00%, 10/1/2029	3,705,000	4,068,377
5.00%, 11/1/2029	2,850,000	2,986,788
5.00%, 10/1/2030	1,500,000	1,680,312
5.00%, 4/1/2031	1,135,000	1,284,069
5.00%, 8/1/2031	2,000,000	2,276,636
5.00%, 10/1/2031	1,315,000	1,501,365
5.00%, 11/1/2031	6,655,000	7,562,847
5.00%, 12/1/2031	1,000,000	1,145,119
5.00%, 9/1/2032	5,410,000	6,270,874
5.00%, 11/1/2032	5,000,000	5,809,607
5.00%, 12/1/2032	1,180,000	1,190,855
5.00%, 3/1/2033	1,250,000	1,460,856
5.00%, 4/1/2033	3,000,000	3,509,910
5.00%, 3/1/2035	2,400,000	2,868,566
5.00%, 4/1/2035	1,240,000	1,410,304
5.00%, 10/1/2035	20,000	20,125
5.00%, 10/1/2042	1,265,000	1,385,287
5.00%, 8/1/2050	2,500,000	2,665,006
Series A, 5.00%, 11/1/2027	6,780,000	7,119,056
Series C, 5.00%, 11/1/2042	1,000,000	1,090,249
Tamalpais Union High School District, General Obligation, CA Series A, 4.00%, 8/1/2048	2,755,000	2,742,321
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,616,377
Security Description	Principal Amount	Value
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	$1,450,000	$1,623,806
University of California Revenue, CA:
Series BH, 4.00%, 5/15/2040	2,065,000	2,123,414
Series BK, 5.00%, 5/15/2052	2,000,000	2,083,167
Series BN, 5.00%, 5/15/2043	1,500,000	1,624,085
Series BQ, 5.00%, 5/15/2029	3,600,000	3,930,197
Series BX, 5.00%, 5/15/2029	2,140,000	2,336,284
Series BZ, 5.00%, 5/15/2029	2,500,000	2,728,452
Series CA, 5.00%, 5/15/2038	1,000,000	1,160,187
Series CA, 5.00%, 5/15/2040	2,700,000	3,067,659
Series CC, 5.00%, 5/15/2041	4,500,000	5,056,868
5.50%, 5/15/2040	3,815,000	4,524,629
Whittier Union High School District, General Obligation, CA:
Zero Coupon, 8/1/2029	1,375,000	1,232,733
Zero Coupon, 8/1/2030	2,865,000	2,480,098
		494,453,740
COLORADO — 1.9%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2028	1,000,000	1,072,388
State Aid Withholding, 5.50%, 12/1/2046	1,165,000	1,292,398
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2030	1,335,000	1,493,060
State Aid Withholding, 5.25%, 12/15/2043	1,270,000	1,411,857
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty, Inc., 4.00%, 12/1/2046 (a)	1,885,000	1,797,026
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	1,500,000	1,582,491
Central Weld County Water District Revenue, CO Build America Mutual Assurance Corp., 5.00%, 12/1/2054 (a)	1,150,000	1,189,203
City & County of Denver Airport System Revenue, CO Series C, 5.25%, 11/15/2053	1,000,000	1,053,065

See accompanying notes to financial statements.
71

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2037	$3,250,000	$2,004,309
Series A-2, Zero Coupon, 8/1/2039	1,500,000	834,611
Series A, 4.00%, 8/1/2038	1,010,000	1,039,582
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,206,675
City of Loveland Electric & Communications Enterprise Revenue, CO Series A, 5.00%, 12/1/2044	2,000,000	2,036,924
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,290,384
Colorado Health Facilities Authority Revenue, CO:
Series A, 4.00%, 11/15/2046	4,215,000	3,887,468
Seires A-2, 5.00%, 8/1/2044	2,000,000	2,029,096
Series A, 5.00%, 1/1/2031	1,225,000	1,336,146
Series A, 5.00%, 5/15/2036	1,505,000	1,669,561
Series A, 5.00%, 5/15/2054	1,815,000	1,850,860
Series A, VRN, 5.00%, 11/15/2060 (b)	750,000	819,651
Series B, 5.00%, 12/1/2032	2,270,000	2,522,730
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2051	1,000,000	991,810
Colorado School of Mines Revenue, CO Series B, Assured Guaranty, Inc., 5.25%, 12/1/2052 (a)	1,550,000	1,623,304
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2039	1,500,000	1,650,747
Series D, State Aid Withholding, 5.00%, 12/1/2028	850,000	911,530
Denver Health & Hospital Authority Revenue, CO Series A, 5.13%, 12/1/2050	1,750,000	1,764,460
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2042	1,000,000	1,098,837
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,831,642
Security Description	Principal Amount	Value
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	$115,000	$117,566
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,229
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,164,426
State of Colorado, Certificate Participation, CO:
Series A, 4.00%, 12/15/2036	1,000,000	1,043,863
Series A, 4.00%, 12/15/2037	2,865,000	2,940,197
COPs, 6.00%, 12/15/2041	1,050,000	1,207,593
University of Colorado Revenue, CO:
Series A, 5.00%, 6/1/2036	1,000,000	1,170,206
Series C-1, 5.25%, 6/1/2055	1,250,000	1,338,408
Westminster Public Schools, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2049	1,500,000	1,578,569
		55,862,872
CONNECTICUT — 1.6%
Connecticut Housing Finance Authority Revenue, CT:
Series D-2, VRN, 3.10%, 11/15/2064 (b)	1,200,000	1,200,032
Series F-1, 4.60%, 11/15/2044	2,000,000	2,021,609
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-3, VRN, 2.95%, 7/1/2049 (b)	5,000,000	5,028,256
Series A, 4.00%, 7/1/2036	1,045,000	1,053,620
Series B-1, VRN, 5.00%, 7/1/2064 (b)	1,500,000	1,654,302
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,306,054
Series A-2, 5.00%, 7/1/2037	1,000,000	1,148,953
Series B, 5.00%, 7/1/2028	2,000,000	2,122,422
Series B, 5.00%, 7/1/2029	3,500,000	3,797,393
Series B, 5.00%, 7/1/2031	2,675,000	3,015,272
State of Connecticut, General Obligation, CT:
Series A, 4.00%, 1/15/2028	2,175,000	2,236,924
Series A, 4.00%, 1/15/2030	2,000,000	2,112,716
Series A, 4.00%, 1/15/2032	2,000,000	2,150,328
Series A, 4.00%, 1/15/2034	1,070,000	1,136,157
Series B, 5.00%, 12/1/2027	1,305,000	1,367,803

See accompanying notes to financial statements.
72

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2028	$1,000,000	$1,071,279
Series D, 5.00%, 9/15/2028	1,480,000	1,577,914
Series E, 5.00%, 11/15/2027	2,000,000	2,093,966
Series E, 5.00%, 11/15/2028	1,605,000	1,717,669
Series H, 5.00%, 11/15/2028	3,500,000	3,745,695
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2031	2,050,000	2,316,727
		47,875,091
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.60%, 1/1/2031	1,400,000	1,437,698
Series A, VRN, 4.00%, 10/1/2045 (b)	1,000,000	1,001,851
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2036	1,000,000	1,155,467
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2033	3,000,000	3,495,787
University of Delaware Revenue, DE Series A, 5.00%, 11/1/2035	2,000,000	2,336,318
		9,427,121
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	405,000	293,085
Series A, 5.00%, 5/1/2042	1,000,000	1,079,832
Series A, 5.00%, 7/1/2047	2,000,000	2,073,678
Series C, 5.00%, 10/1/2033	1,000,000	1,159,656
Series A, 5.25%, 6/1/2050	1,000,000	1,068,294
Series A, 5.50%, 7/1/2047	3,360,000	3,597,624
District of Columbia Revenue, DC Series A, VRN, 5.00%, 4/1/2060 (b)	1,475,000	1,665,326
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	1,000,000	1,038,879
Series A, 5.00%, 10/1/2037	1,000,000	1,136,921
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2029	1,100,000	1,180,283
Series B, 5.00%, 8/1/2031	2,000,000	2,256,318
Series B, 5.00%, 8/1/2038	1,605,000	1,818,725
Series C, 5.00%, 12/1/2034	1,575,000	1,849,262
Series C, 5.00%, 12/1/2035	1,750,000	2,067,489
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (a)	3,000,000	2,661,455
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2044	$1,150,000	$1,178,148
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 4.00%, 7/15/2034	2,900,000	3,040,185
Series A, 4.00%, 7/15/2039	1,080,000	1,097,621
Series A, 4.00%, 7/15/2043	1,250,000	1,219,989
Series A, 5.00%, 7/15/2049	1,000,000	1,035,436
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2036	1,285,000	1,318,349
		33,836,555
FLORIDA — 3.4%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,322,530
Central Florida Expressway Authority Revenue, FL:
Series B, 4.00%, 7/1/2037	2,000,000	2,002,115
Assured Guaranty, Inc., 5.00%, 7/1/2030 (a)	2,035,000	2,249,166
Central Florida Tourism Oversight District Utility Revenue, FL Series 1, 5.00%, 10/1/2043	2,000,000	2,144,994
City of Cape Coral Water & Sewer Revenue, FL Build America Mutual Assurance Corp., 5.25%, 10/1/2048 (a)	1,070,000	1,137,421
City of Fort Lauderdale Water & Sewer Revenue, FL Series B, 5.00%, 9/1/2042	2,765,000	3,002,024
City of Gainesville Utilities System Revenue, FL Series A, 4.00%, 10/1/2039	2,000,000	2,001,110
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,460,166
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	1,500,000	1,545,475
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (a)	410,000	386,279
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	510,000	446,266
3.25%, 7/1/2045	125,000	104,552
City of South Miami Health Facilities Authority, Inc. Revenue, FL:
5.00%, 8/15/2042	2,000,000	2,030,248
Series B, VRN, 5.00%, 8/15/2065 (b)	1,970,000	2,124,057

See accompanying notes to financial statements.
73

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	$1,000,000	$1,136,022
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2040	1,000,000	1,000,393
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,394,122
City of Tampa Revenue, FL:
Series A, Zero Coupon, 9/1/2045	2,000,000	738,217
Series B, 5.00%, 7/1/2050	2,000,000	2,015,893
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	1,000,000	1,080,538
County of Broward Tourist Development Tax Revenue, FL 4.00%, 9/1/2037	3,160,000	3,263,359
County of Manatee Revenue, FL 5.00%, 10/1/2029	1,000,000	1,091,563
County of Miami-Dade Aviation Revenue, FL Series A, 4.00%, 10/1/2034	1,500,000	1,539,933
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	222,615
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	130,000	130,343
4.00%, 7/1/2035	1,760,000	1,766,367
County of Miami-Dade Water & Sewer System Revenue, FL:
4.00%, 10/1/2048	2,000,000	1,835,400
Series A, 4.00%, 10/1/2037	2,705,000	2,733,503
Series B, 5.00%, 10/1/2033	1,750,000	2,026,615
County of Miami-Dade, General Obligation, FL:
Series 2014 A, 5.00%, 7/1/2036	1,425,000	1,437,506
Series A, 5.00%, 7/1/2051	2,000,000	2,097,267
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	3,000,000	3,166,607
County of Seminole Revenue, FL 5.00%, 10/1/2052	1,000,000	1,026,614
Florida Department of Management Services, Certificate Participation, FL Series A, 2.00%, 11/1/2038	725,000	563,760
Florida Housing Finance Corp. Revenue, FL Series 5, 5.05%, 1/1/2056	3,000,000	3,018,109
Florida Insurance Assistance Interlocal Agency, Inc. Revenue, FL Series A-1, 5.00%, 9/1/2027	1,000,000	1,013,975
Security Description	Principal Amount	Value
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2035	$1,270,000	$1,440,726
Florida State Board of Governors Revenue, FL:
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2045 (a)	1,235,000	1,171,492
Series A, Build America Mutual Assurance Corp., 4.13%, 10/1/2046 (a)	1,000,000	954,109
Halifax Hospital Medical Center Revenue, FL 3.75%, 6/1/2041	1,000,000	906,429
Hillsborough County Industrial Development Authority Revenue, FL:
Series C, 4.13%, 11/15/2051	1,000,000	926,312
Series C, 5.50%, 11/15/2054	1,250,000	1,333,249
JEA Electric System Revenue, FL Series 3A, 4.00%, 10/1/2038	2,000,000	2,026,909
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	477,050
Series A, 4.00%, 10/1/2039	1,000,000	999,545
Series A, 5.00%, 10/1/2043	2,285,000	2,475,069
Lee County School Board, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2035	1,000,000	1,162,829
Martin County Health Facilities Authority Revenue, FL Series A, 4.00%, 1/1/2046	1,000,000	921,550
Miami-Dade County Educational Facilities Authority Revenue, FL Series A, 5.00%, 4/1/2048	1,600,000	1,613,291
Miami-Dade County Industrial Development Authority Revenue, FL 5.25%, 9/15/2044	1,000,000	991,916
Orange County Convention Center Revenue, FL Series B, 4.00%, 10/1/2036	1,150,000	1,150,025
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,500,000	1,556,828
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,413,090
Series A, 5.00%, 10/1/2046	1,955,000	2,068,869
Palm Beach County School District, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	2,660,000	2,944,647

See accompanying notes to financial statements.
74

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	$1,750,000	$2,021,327
Pasco County School Board, Certificate Participation, FL Series C, Assured Guaranty, Inc., 5.00%, 8/1/2033 (a)	1,065,000	1,163,593
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2029	1,440,000	1,555,223
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	1,000,000	1,010,805
South Florida Water Management District, Certificate Participation, FL 5.00%, 10/1/2028	1,000,000	1,005,774
St. Johns County School Board, Certificate Participation, FL Series A, Assured Guaranty, Inc., 5.50%, 7/1/2049 (a)	1,750,000	1,875,987
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 4.00%, 7/1/2043	1,910,000	1,904,994
Series A, 5.00%, 7/1/2027	1,500,000	1,556,505
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2034	3,000,000	3,534,836
Series B, 5.00%, 6/1/2028	1,090,000	1,156,021
Series B, 5.00%, 6/1/2029	2,215,000	2,403,907
USF Financing Corp. Revenue, FL 5.00%, 7/1/2033	1,000,000	1,142,720
		103,120,751
GEORGIA — 2.6%
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (a)	1,500,000	1,741,233
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (a)	1,240,000	1,371,055
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2031	2,000,000	2,264,620
Cobb County Kennestone Hospital Authority Revenue, GA Series A, 4.00%, 4/1/2052	2,895,000	2,547,151
Columbia County Hospital Authority Revenue, GA Series A, Assured Guaranty, Inc., 5.00%, 4/1/2048 (a)	1,385,000	1,426,426
Security Description	Principal Amount	Value
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2030	$3,750,000	$4,177,553
County of Fulton Water & Sewerage Revenue, GA 5.00%, 1/1/2035	1,000,000	1,178,707
Coweta County Development Authority Revenue, GA Series A, 5.00%, 7/1/2044	1,500,000	1,535,861
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (b)	2,000,000	1,980,892
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	1,500,000	1,544,606
Gainesville & Hall County Hospital Authority Revenue, GA 5.00%, 10/15/2030	1,000,000	1,102,409
Georgia Housing & Finance Authority Revenue, GA Series C, 5.05%, 12/1/2045	3,000,000	3,069,334
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2040	2,000,000	2,040,257
Georgia State Road & Tollway Authority Revenue, GA:
Series A, 3.00%, 7/15/2048	1,300,000	990,553
Series A, 4.00%, 7/15/2041	1,020,000	1,039,582
Main Street Natural Gas, Inc. Revenue, GA:
Series A, 4.00%, 12/1/2028	1,115,000	1,134,323
Series A, VRN, 4.00%, 7/1/2052 (b)	1,500,000	1,514,443
Series A, VRN, 4.00%, 9/1/2052 (b)	2,250,000	2,304,251
Series C, 4.00%, 8/1/2052 (b) (d)	2,250,000	2,247,655
Series A, VRN, 5.00%, 6/1/2053 (b)	2,000,000	2,108,520
Series A, VRN, 5.00%, 5/1/2054 (b)	3,000,000	3,223,135
Series A, VRN, 5.00%, 6/1/2055 (b)	2,275,000	2,463,580
Series B, VRN, 5.00%, 12/1/2052 (b)	1,540,000	1,610,513
Series B, VRN, 5.00%, 7/1/2053 (b)	1,500,000	1,583,053
Series C, VRN, 5.00%, 9/1/2053 (b)	3,000,000	3,193,169
Series C, VRN, 5.00%, 12/1/2054 (b)	1,500,000	1,606,676
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2031	1,155,000	1,305,658
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2046	1,000,000	1,022,248

See accompanying notes to financial statements.
75

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2056	$2,000,000	$1,982,119
Series A, 5.00%, 1/1/2059	1,000,000	989,118
Series A, 5.00%, 1/1/2063	2,000,000	1,954,428
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2033	3,460,000	4,004,220
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,737,318
Savannah Georgia Convention Center Authority Revenue, GA Series C, Assured Guaranty, Inc., 5.00%, 6/1/2058 (a)	1,000,000	1,022,683
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	1,275,000	1,340,616
Series A-1, 5.00%, 7/1/2033	1,000,000	1,125,496
Series C, 5.00%, 7/1/2030	5,560,000	6,185,678
		77,669,139
GUAM — 0.1%
Guam Government Waterworks Authority Revenue, GU Series A, 5.50%, 7/1/2044	1,000,000	1,072,921
Guam Power Authority Revenue, GU Series A, 5.00%, 10/1/2037	1,200,000	1,224,848
Territory of Guam Revenue, GU Series G, 5.00%, 1/1/2035	1,000,000	1,122,726
		3,420,495
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	1,022,596
4.50%, 7/1/2048	1,000,000	1,011,233
Series A, 5.00%, 7/1/2032	1,500,000	1,719,588
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2039	1,500,000	1,532,067
Series A, 5.00%, 11/1/2029	1,000,000	1,093,947
Series C, 5.00%, 8/1/2044	1,400,000	1,448,162
State of Hawaii Airports System Revenue, HI Series B, 5.00%, 7/1/2049	1,250,000	1,328,229
State of Hawaii, General Obligation, HI:
Series FK, 4.00%, 5/1/2036	2,000,000	2,016,221
Series FW, 4.00%, 1/1/2037	2,640,000	2,693,010
		13,865,053
Security Description	Principal Amount	Value
IDAHO — 0.2%
Idaho Health Facilities Authority Revenue, ID:
Series 2025A, 5.00%, 3/1/2041	$1,500,000	$1,645,980
Series 2025A, 5.00%, 3/1/2043	1,000,000	1,072,197
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2043	1,000,000	1,091,829
Series C, 5.15%, 7/1/2045	1,000,000	1,040,242
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2029	2,000,000	2,169,202
		7,019,450
ILLINOIS — 4.0%
Board of Trustees of the University of Illinois Revenue, IL Series A, 5.00%, 4/1/2027	1,450,000	1,493,697
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL 5.00%, 4/1/2042	1,000,000	1,000,302
Chicago Midway International Airport Revenue, IL Series B, 5.00%, 1/1/2036	1,000,000	1,153,234
Chicago O'Hare International Airport Revenue, IL:
Series B, 4.50%, 1/1/2056	1,000,000	959,117
Series B, 5.00%, 1/1/2036	2,500,000	2,626,871
Series B, 5.00%, 1/1/2048	1,145,000	1,160,274
Series D, 5.00%, 1/1/2041	1,000,000	1,063,650
Build America Mutual Assurance Corp., 5.25%, 1/1/2041 (a)	1,950,000	2,107,001
Series D, 5.25%, 1/1/2031	1,735,000	1,778,666
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,200,000	1,251,707
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL:
Series A, 5.00%, 12/1/2045	1,000,000	1,024,432
Series A, 5.00%, 12/1/2049	2,000,000	2,072,199
City of Chicago Wastewater Transmission Revenue, IL Series A, Assured Guaranty, Inc., 5.25%, 1/1/2048 (a)	1,665,000	1,716,526
City of Chicago Waterworks Revenue, IL:
Series B, Assured Guaranty, Inc., 5.00%, 11/1/2036 (a)	1,070,000	1,170,666
Series A, Assured Guaranty, Inc., 5.25%, 11/1/2053 (a)	1,445,000	1,493,244

See accompanying notes to financial statements.
76

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Chicago, General Obligation, IL:
Series A, 5.50%, 1/1/2035	$2,915,000	$3,033,515
Series A, 5.50%, 1/1/2039	1,250,000	1,310,710
Series A, 6.00%, 1/1/2050	1,600,000	1,653,983
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2044	1,360,000	1,422,517
County of Cook, General Obligation, IL 5.00%, 11/15/2034	1,200,000	1,213,633
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2033	1,000,000	1,158,528
Illinois Finance Authority Revenue, IL:
VRN, 2.45%, 10/1/2039 (b)	1,000,000	970,868
Series A, 3.00%, 7/15/2040	1,000,000	886,750
Series A, 4.00%, 10/1/2034	1,620,000	1,624,433
5.00%, 12/1/2046	2,045,000	2,064,228
Series A, 5.00%, 10/1/2028	1,000,000	1,062,323
Series A, 5.00%, 8/15/2029	1,160,000	1,254,796
Series A, 5.00%, 11/15/2029	1,885,000	1,887,267
Series A, 5.00%, 7/1/2032	2,000,000	2,282,880
Series A, 5.00%, 10/1/2033	1,400,000	1,606,856
Series A, 5.00%, 8/15/2034	1,725,000	1,889,019
Series A, 5.00%, 11/15/2035	1,500,000	1,717,556
Series A, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,075,839
Series B, 5.00%, 8/15/2031	1,000,000	1,021,669
Series B, 5.00%, 1/1/2033	1,000,000	1,146,674
Series C, 5.00%, 2/15/2034	1,050,000	1,072,420
Illinois Housing Development Authority Revenue, IL:
Series E, 4.05%, 10/1/2035	1,000,000	1,021,155
Series D, 5.25%, 10/1/2050	1,200,000	1,234,644
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2034 (a)	1,250,000	1,443,045
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2030	1,500,000	1,567,759
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	225,000	246,264
Series A, 5.00%, 1/1/2041	1,000,000	1,083,236
Series A, 5.00%, 1/1/2042	1,000,000	1,072,093
Series A, 5.00%, 1/1/2046	2,000,000	2,109,778
Series B, 5.00%, 1/1/2036	215,000	217,128
Series B, 5.00%, 1/1/2041	2,260,000	2,272,036
Series C, 5.00%, 1/1/2036	215,000	215,327
Series A, 5.25%, 1/1/2043	1,000,000	1,080,915
Series A, 5.25%, 1/1/2045	1,000,000	1,067,839
Security Description	Principal Amount	Value
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	$510,000	$510,549
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (a)	3,000,000	2,643,989
Series B, Zero Coupon, 12/15/2054	2,000,000	465,803
Series A, 5.00%, 6/15/2050	3,000,000	2,984,137
Series A, 5.00%, 6/15/2053	2,000,000	1,985,437
Series B, 5.00%, 12/15/2027	1,250,000	1,252,403
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2040	1,000,000	1,109,358
Series C, 5.00%, 12/1/2031	1,100,000	1,246,638
Northern Illinois Municipal Power Agency Revenue, IL Series A, 4.00%, 12/1/2033	3,500,000	3,518,985
Sales Tax Securitization Corp. Revenue, IL:
Series A, 4.00%, 1/1/2038	2,975,000	2,982,108
Series A, 5.00%, 1/1/2031	1,860,000	2,036,190
State of Illinois Sales Tax Revenue, IL:
Series C, 5.00%, 6/15/2041	1,800,000	1,920,908
Series C, 5.00%, 6/15/2043	1,135,000	1,190,207
State of Illinois, General Obligation, IL:
4.00%, 6/1/2033	1,575,000	1,578,001
Series B, 4.00%, 12/1/2037	1,250,000	1,237,113
Series B, 4.00%, 11/1/2038	2,320,000	2,281,615
Series B, 4.25%, 5/1/2046	2,000,000	1,886,011
5.00%, 1/1/2041	5,020,000	5,022,962
Series A, 5.00%, 5/1/2035	1,000,000	1,035,867
Series B, 5.00%, 10/1/2032	1,000,000	1,048,902
Series B, 5.00%, 10/1/2033	1,645,000	1,721,240
Series B, 5.00%, 5/1/2039	1,000,000	1,081,811
Series C, 5.00%, 12/1/2048	1,000,000	1,016,563
Series C, 5.25%, 10/1/2047	2,000,000	2,062,153
Series A, 5.50%, 3/1/2047	3,000,000	3,141,948
Series B, 5.50%, 5/1/2047	1,000,000	1,047,979
Series C, 5.50%, 10/1/2040	1,000,000	1,091,436
5.75%, 5/1/2045	2,500,000	2,637,415
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (a)	1,150,000	1,079,426
		120,876,423

See accompanying notes to financial statements.
77

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INDIANA — 1.1%
Carmel Redevelopment Authority Revenue, IN Series B, 1.13%, 1/15/2044	$2,500,000	$1,395,898
City of Rockport Revenue, IN Series A, VRN, 3.70%, 6/1/2047 (b)	1,560,000	1,591,890
City of Whiting Revenue, IN VRN, 4.20%, 6/1/2044 (b)	1,745,000	1,833,896
Indiana Finance Authority Revenue, IN:
Series B, 2.50%, 11/1/2030	1,500,000	1,437,860
Series 1, 3.00%, 10/1/2041	1,500,000	1,295,344
Series A, 4.00%, 2/1/2034	2,000,000	2,103,320
4.25%, 3/1/2049	1,300,000	1,205,020
Series A, 5.00%, 2/1/2031	1,955,000	2,192,814
Series A, 5.00%, 2/1/2037	1,000,000	1,145,759
Series A, 5.00%, 10/1/2041	2,000,000	2,015,097
Series B, 5.00%, 2/1/2043	15,000	16,289
Series C, 5.00%, 2/1/2046	1,000,000	1,068,318
Series D, VRN, 5.00%, 10/1/2057 (b)	1,500,000	1,698,640
Series D, VRN, 5.00%, 10/1/2063 (b)	2,000,000	2,201,462
Indiana Housing & Community Development Authority Revenue, IN:
Series D-1, 4.55%, 7/1/2044	1,000,000	1,008,510
Series B-1, 4.90%, 7/1/2045	1,000,000	1,024,810
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series D, 5.00%, 1/15/2037	1,500,000	1,707,437
Series B-1, 5.25%, 1/1/2055	1,000,000	1,050,662
Series D, 6.00%, 2/1/2048	1,770,000	1,969,157
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2033	1,100,000	1,223,666
State Intercept, 5.00%, 7/15/2035	1,250,000	1,376,169
Purdue University Revenue, IN Series A, 5.00%, 7/1/2035	1,000,000	1,173,285
		31,735,303
IOWA — 0.3%
Iowa Finance Authority Revenue, IA:
Series A, 4.70%, 7/1/2050	1,705,000	1,707,797
4.75%, 8/1/2042	2,000,000	2,000,031
VRN, 5.00%, 12/1/2050 (b)	1,000,000	1,149,781
Series A, 5.00%, 8/1/2033	1,000,000	1,154,576
Series A, 5.00%, 8/1/2047	1,000,000	1,049,205
Iowa Tobacco Settlement Authority Revenue, IA Series A2, 4.00%, 6/1/2049	1,055,000	893,126
		7,954,516
Security Description	Principal Amount	Value
KANSAS — 0.2%
City of Lawrence Revenue, KS Series A, 5.00%, 7/1/2043	$1,000,000	$1,009,426
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	912,660
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	101,628
Series A, 5.00%, 9/1/2033	1,000,000	1,160,215
Series A, 5.00%, 9/1/2035	1,250,000	1,455,450
		4,639,379
KENTUCKY — 1.1%
County of Owen Revenue, KY Series A, VRN, 2.45%, 6/1/2039 (b)	1,000,000	970,868
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 6/1/2037 (a)	1,750,000	1,752,653
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2047 (a)	1,115,000	1,115,044
Series A-P3, 5.00%, 1/1/2045	1,000,000	1,000,266
Series B, 5.00%, 8/15/2028	1,440,000	1,486,730
Kentucky Municipal Power Agency Revenue, KY Series 2019-A, 4.00%, 9/1/2045	1,115,000	982,641
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (b)	2,000,000	2,019,381
Series C, VRN, 4.00%, 2/1/2050 (b)	1,165,000	1,180,157
Series A, 5.00%, 5/1/2055 (b)	1,000,000	1,051,017
Series B, VRN, 5.00%, 1/1/2055 (b)	2,000,000	2,151,481
Series A, VRN, 5.25%, 6/1/2055 (b)	1,625,000	1,718,985
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2033	2,500,000	2,862,166
Series A, 5.00%, 9/1/2035	1,000,000	1,170,732
Series B, 5.00%, 11/1/2027	1,735,000	1,812,233
Series C, 5.00%, 11/1/2031	1,525,000	1,719,697
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028	1,505,000	1,594,119
Series B, 5.00%, 7/1/2026	120,000	121,349
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2055	1,500,000	1,559,492

See accompanying notes to financial statements.
78

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Louisville & Jefferson County Visitors & Convention Commission Revenue, KY Assured Guaranty, Inc., 3.13%, 6/1/2046 (a)	$1,000,000	$779,734
Louisville Water Co. Revenue, KY 3.00%, 11/15/2035	1,415,000	1,357,843
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, 2.00%, 10/1/2033	2,000,000	1,744,652
Series A, 4.00%, 10/1/2035	1,000,000	1,000,094
Series A, 4.00%, 10/1/2040	1,025,000	1,000,182
University of Kentucky Revenue, KY:
Series A, State Intercept, 3.13%, 10/1/2037	360,000	343,028
Series A, 5.00%, 4/1/2055	1,625,000	1,666,343
		34,160,887
LOUISIANA — 0.7%
City of New Orleans, General Obligation, LA Series A, 5.00%, 12/1/2046	1,000,000	1,022,040
City of Shreveport, General Obligation, LA Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	1,000,000	1,019,607
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2036	1,000,000	1,162,696
Louisiana Housing Corp. Revenue, LA:
VRN, 3.15%, 4/1/2030 (b)	1,500,000	1,503,425
Series C, 6.25%, 6/1/2055	1,000,000	1,113,815
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA 3.50%, 11/1/2032	1,000,000	991,850
Louisiana Public Facilities Authority Revenue, LA:
5.00%, 5/15/2046	1,000,000	1,003,378
Series 2025-A, 5.50%, 5/15/2055	2,000,000	2,118,737
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.25%, 7/1/2053	1,000,000	1,036,193
Parish of St. John the Baptist Revenue, LA Series 2017B-2, VRN, 2.38%, 6/1/2037 (b)	1,070,000	1,067,546
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2034	1,500,000	1,736,836
State of Louisiana Revenue, LA 5.00%, 9/1/2035	1,000,000	1,145,891
Security Description	Principal Amount	Value
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 4/1/2027	$2,875,000	$2,962,034
Series A, 5.00%, 2/1/2028	2,000,000	2,102,969
Series B, 5.00%, 6/1/2030	1,820,000	2,014,011
		22,001,028
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME Series A, Assured Guaranty, Inc., 4.25%, 7/1/2054 (a)	1,000,000	934,618
Maine State Housing Authority Revenue, ME Series B, 5.13%, 11/15/2050	1,000,000	1,026,163
Maine Turnpike Authority Revenue, ME 5.00%, 7/1/2030	735,000	813,045
		2,773,826
MARYLAND — 1.7%
County of Baltimore, General Obligation, MD:
5.00%, 3/1/2034	1,500,000	1,759,134
5.00%, 3/1/2044	1,810,000	1,928,989
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	1,000,000	780,991
Series A, 3.00%, 8/1/2033	1,150,000	1,152,597
Series A, 5.00%, 10/1/2034	2,000,000	2,319,971
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2029	1,000,000	1,088,012
Series A, 5.00%, 8/1/2038	1,200,000	1,369,554
Maryland Community Development Administration Revenue, MD Series C, 4.38%, 9/1/2043	1,640,000	1,649,581
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
5.00%, 7/1/2054	1,000,000	1,017,791
Series 2025B, VRN, 5.00%, 7/1/2045 (b)	1,000,000	1,088,137
Series A, 5.00%, 5/15/2032	1,665,000	1,881,412
Series 2025A, 5.25%, 7/1/2052	1,000,000	1,045,021
Series C, Assured Guaranty, Inc., 5.50%, 7/1/2055 (a)	1,665,000	1,777,514
Maryland Stadium Authority Revenue, MD:
State Intercept, 5.00%, 5/1/2033	1,000,000	1,007,369
Series A, 5.00%, 3/1/2036	1,000,000	1,126,503
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2030	2,160,000	2,396,055

See accompanying notes to financial statements.
79

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2039	$1,000,000	$1,130,750
State of Maryland Department of Transportation Revenue, MD:
Series A, 2.00%, 10/1/2034	6,840,000	6,041,729
Series B, 4.00%, 10/1/2040	1,000,000	1,017,962
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	1,500,000	1,502,706
Series A, 5.00%, 3/15/2027	1,200,000	1,236,176
Series A, 5.00%, 6/1/2034	9,425,000	10,686,189
Series B, 5.00%, 8/1/2027	1,840,000	1,913,191
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,850,000	1,953,232
Washington Suburban Sanitary Commission Revenue, MD:
4.00%, 6/1/2049	3,000,000	2,878,913
Series 2ND, 4.00%, 6/1/2041	1,015,000	1,015,844
		52,765,323
MASSACHUSETTS — 3.5%
City of Boston, General Obligation, MA Series A, 5.00%, 2/1/2043	2,000,000	2,194,240
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2052	2,000,000	2,093,335
Series A, 5.00%, 6/1/2053	2,500,000	2,597,465
Series B, 5.00%, 6/1/2048	2,770,000	2,893,479
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2039	1,035,000	808,062
Series C, 2.00%, 9/1/2040	1,450,000	1,101,451
Series C, 2.00%, 9/1/2041	1,420,000	1,041,706
Series C, 3.00%, 3/1/2047	1,000,000	778,578
Series D, 3.00%, 7/1/2039	1,580,000	1,473,170
Series D, 4.00%, 2/1/2043	1,550,000	1,526,145
Series J, 4.00%, 12/1/2045	1,000,000	955,681
Series A, 5.00%, 1/1/2027	1,205,000	1,235,097
Series A, 5.00%, 9/1/2027	5,000,000	5,209,475
Series A, 5.00%, 5/1/2029	2,610,000	2,826,524
Series A, 5.00%, 10/1/2031	1,500,000	1,702,996
Series A, 5.00%, 1/1/2039	1,900,000	2,140,341
Series A, 5.00%, 4/1/2050	1,000,000	1,046,948
Series A, 5.00%, 1/1/2054	1,000,000	1,035,504
Series A, 5.00%, 4/1/2055	2,000,000	2,078,315
Series B, 5.00%, 10/1/2027	3,000,000	3,132,072
Series B, 5.00%, 10/1/2031	1,500,000	1,702,996
Series B, 5.00%, 6/1/2035	3,000,000	3,548,391
Series D, 5.00%, 11/1/2028	3,000,000	3,212,008
Series F, 5.00%, 8/1/2049	2,000,000	2,101,813
Series G, 5.00%, 12/1/2035	1,000,000	1,186,259
Series C, 5.25%, 10/1/2047	1,545,000	1,638,163
Security Description	Principal Amount	Value
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	$3,515,000	$3,305,400
Series A, 5.00%, 7/1/2037	1,645,000	1,893,103
Series A, 5.00%, 7/1/2038	1,500,000	1,713,169
Series B, 5.25%, 7/1/2055	1,000,000	1,066,269
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,735,348
5.00%, 2/1/2033	1,000,000	1,166,472
Massachusetts Development Finance Agency Revenue, MA:
4.00%, 7/1/2045	1,070,000	1,038,252
Series A, 4.00%, 7/15/2036	1,000,000	1,000,017
Series S, 4.00%, 7/1/2046	1,000,000	963,111
5.00%, 7/1/2041	1,645,000	1,650,239
Series A, 5.00%, 7/1/2031	1,530,000	1,573,667
Series A, VRN, 5.00%, 11/1/2055 (b)	1,290,000	1,522,728
Series A-2, VRN, 5.00%, 5/15/2055 (b)	1,615,000	1,902,342
Series B, 5.00%, 11/15/2032	3,000,000	3,473,270
Series D, 5.00%, 7/1/2054	1,000,000	1,022,672
Series FF, 5.00%, 10/1/2026	1,000,000	1,017,891
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2050 (a)	2,250,000	2,319,246
Series P, 5.00%, 7/1/2050	1,385,000	1,559,151
Series W, 5.00%, 7/1/2035	1,500,000	1,765,705
Series T, 5.25%, 3/1/2054	1,000,000	1,054,396
Series N, 5.50%, 7/1/2055	1,500,000	1,587,171
Massachusetts Housing Finance Agency Revenue, MA Series 246, 5.05%, 12/1/2050	5,000,000	5,066,558
Massachusetts School Building Authority Revenue, MA:
Series A, 5.00%, 2/15/2055	3,000,000	3,124,902
Series A, 5.25%, 2/15/2050	2,575,000	2,746,138
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2031	3,350,000	3,814,681
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	956,534
University of Massachusetts Building Authority Revenue, MA Series 1, 5.00%, 11/1/2052	2,500,000	2,561,880
		105,860,526
MICHIGAN — 1.5%
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series B, 5.00%, 7/1/2035	1,000,000	1,163,781
Series C, 5.25%, 7/1/2048	1,400,000	1,494,569

See accompanying notes to financial statements.
80

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	$1,180,000	$1,321,500
Series B, 5.25%, 7/1/2048	1,190,000	1,270,384
Michigan Finance Authority Revenue, MI:
Series D-1, VRN, 1.20%, 10/15/2030 (b)	1,000,000	948,374
4.00%, 11/15/2035	1,955,000	1,958,476
Series A, 4.00%, 4/15/2042	2,925,000	2,903,838
Series A, 4.00%, 10/1/2048	2,000,000	1,951,965
Series A, 4.00%, 2/15/2050	3,225,000	2,822,238
Series A-MI, 4.00%, 12/1/2036	2,345,000	2,353,197
Series MI-1, 4.00%, 12/1/2048	1,000,000	909,234
Series 2019A, 5.00%, 5/15/2054	1,000,000	1,001,204
Series A, 5.00%, 6/1/2029	1,000,000	1,064,939
Series A, 5.00%, 11/1/2029	1,600,000	1,734,012
Series A, 5.00%, 12/1/2042	2,500,000	2,548,227
Series A, 5.00%, 11/15/2048	1,010,000	1,013,884
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 10/15/2028	100,000	101,926
Series I, 5.00%, 10/15/2030	2,060,000	2,295,646
Michigan State Hospital Finance Authority Revenue, MI Series F-8, 5.00%, 11/15/2046	2,450,000	2,455,370
Michigan State Housing Development Authority Revenue, MI:
Series B, 2.95%, 12/1/2039	3,650,000	3,155,584
Series A, 3.55%, 10/1/2031	2,000,000	2,001,300
Series A, 4.10%, 6/1/2043	1,000,000	1,006,030
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2055	2,500,000	2,631,161
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	1,000,000	1,011,618
Series B, 4.00%, 11/15/2045	3,410,000	3,277,373
State of Michigan, General Obligation, MI Series A, 3.00%, 5/15/2036	1,140,000	1,124,203
		45,520,033
MINNESOTA — 1.1%
City of Center City Revenue, MN Series 2025B, 5.00%, 11/1/2044	1,120,000	1,156,489
City of Rochester Revenue, MN Series B, VRN, 5.00%, 11/15/2055 (b)	1,000,000	1,117,105
Security Description	Principal Amount	Value
City of St. Cloud Revenue, MN Series A, 5.00%, 5/1/2046	$1,500,000	$1,501,215
County of Hennepin, General Obligation, MN Series A, 5.00%, 12/1/2044	1,000,000	1,086,277
Duluth Independent School District No. 709, General Obligation, MN Series C, School District Credit Enhancement Program, Zero Coupon, 2/1/2029	1,850,000	1,668,222
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	1,000,000	981,918
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	845,000	742,947
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 4.25%, 1/1/2052	3,615,000	3,420,550
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	2,000,000	2,089,926
Minnesota Housing Finance Agency Revenue, MN Series L, 6.00%, 7/1/2056	2,000,000	2,216,920
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2031	1,500,000	1,677,900
State of Minnesota, Certificate Participation, MN 5.00%, 11/1/2038	2,000,000	2,256,200
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 10/1/2028	205,000	214,156
Series A, 5.00%, 8/1/2032	1,250,000	1,436,399
Series A, 5.00%, 8/1/2044	1,000,000	1,083,997
Series B, 5.00%, 8/1/2027	6,500,000	6,761,642
Series D, 5.00%, 8/1/2027	2,500,000	2,600,632
Series D, 5.00%, 8/1/2028	1,000,000	1,063,470
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	1,000,000	1,005,541
		34,081,506

See accompanying notes to financial statements.
81

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MISSISSIPPI — 0.1%
State of Mississippi Revenue, MS 5.00%, 10/1/2049	$1,240,000	$1,286,766
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,016,581
		2,303,347
MISSOURI — 1.0%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	1,500,000	1,409,391
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,572,011
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 4.00%, 7/1/2039	1,440,000	1,456,572
Series A, 4.00%, 5/15/2042	2,845,000	2,747,834
Series C, VRN, 5.00%, 4/1/2059 (b)	1,650,000	1,893,578
5.50%, 12/1/2048	2,000,000	2,129,387
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 5.50%, 3/1/2042	1,725,000	1,943,254
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	1,250,000	1,430,404
Missouri Housing Development Commission Revenue, MO:
Series A, 4.63%, 11/1/2050	1,470,000	1,450,855
Series D, 6.25%, 5/1/2056	3,000,000	3,358,247
Missouri Joint Municipal Electric Utility Commission Revenue, MO:
Series A, 4.00%, 12/1/2032	1,000,000	1,002,114
Series A, 4.00%, 12/1/2033	1,410,000	1,412,156
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	3,000,000	3,122,634
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,475,873
		30,404,310
MONTANA — 0.1%
Lewis & Clark County High School District No. 1 Helena, General Obligation, MT Build America Mutual Assurance Corp., 5.00%, 7/1/2051 (a)	1,350,000	1,405,814
Security Description	Principal Amount	Value
Montana Facility Finance Authority Revenue, MT Series A, 5.50%, 2/15/2050	$1,025,000	$1,083,844
		2,489,658
NEBRASKA — 0.5%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	2,065,000	2,154,439
Series A-1, VRN, 5.00%, 8/1/2055 (b)	2,000,000	2,131,221
Nebraska Investment Finance Authority Revenue, NE Series C, 5.05%, 9/1/2045	3,000,000	3,072,054
Nebraska Public Power District Revenue, NE Series A, 5.00%, 1/1/2032	1,000,000	1,001,458
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,463,592
Series A, 5.25%, 2/1/2048	2,500,000	2,650,288
		14,473,052
NEVADA — 0.6%
Clark County School District, General Obligation, NV:
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2042 (a)	1,500,000	1,488,837
Series A, 4.00%, 6/15/2043	1,735,000	1,681,937
Series B, Assured Guaranty, Inc., 4.00%, 6/15/2037 (a)	1,650,000	1,672,130
Series C, 5.00%, 6/15/2036	2,125,000	2,127,635
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	1,500,000	1,708,220
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	783,114
Series C, 3.00%, 7/1/2039	500,000	454,287
5.00%, 6/1/2026	150,000	151,508
5.00%, 11/1/2033	1,100,000	1,281,714
Series A, 5.00%, 6/1/2027	140,000	144,875
Series B, 5.00%, 11/1/2026	180,000	183,662
Las Vegas Redevelopment Agency, Special Obligation, NV 5.00%, 6/15/2040	1,000,000	1,001,952
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,559,153
Series A, 5.00%, 6/1/2039	1,985,000	2,232,047
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	1,000,000	1,154,504
Series A, 5.00%, 5/1/2043	1,000,000	1,077,389
		18,702,964

See accompanying notes to financial statements.
82

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.5%
New Hampshire Business Finance Authority Revenue, NH Series 1-A, Housing and Urban Development, 4.15%, 10/20/2040 (b)	$998,046	$998,266
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (b)	1,510,000	1,515,007
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	1,700,000	1,797,323
5.00%, 10/1/2037	1,000,000	1,005,941
5.00%, 7/1/2040	1,500,000	1,501,070
5.00%, 8/1/2040	1,500,000	1,645,269
5.00%, 10/1/2046	1,800,000	1,801,012
New Hampshire Housing Finance Authority Revenue, NH:
Series 1, 4.95%, 7/1/2049	1,000,000	994,245
Series E, 6.25%, 7/1/2056	2,500,000	2,841,225
		14,099,358
NEW JERSEY — 3.2%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	1,760,000	1,801,360
Freehold Township Board of Education, General Obligation, NJ 4.00%, 8/15/2040	2,000,000	2,060,369
Gloucester County Improvement Authority Revenue, NJ 4.00%, 7/1/2038	1,165,000	1,165,186
Jersey City Municipal Utilities Authority Revenue, NJ Series E, Build America Mutual Assurance Corp., 5.75%, 10/15/2048 (a)	625,000	700,862
New Jersey Economic Development Authority Revenue, NJ:
Series A, 3.38%, 7/1/2030	500,000	493,021
5.00%, 6/15/2038	1,280,000	1,357,502
5.00%, 6/15/2044	1,000,000	1,029,984
Series A, 5.00%, 7/1/2033	2,000,000	2,034,264
Series A, 5.00%, 11/1/2040	1,470,000	1,538,462
Series A, 5.00%, 11/1/2044	1,000,000	1,027,634
Series B, 5.00%, 6/15/2043	2,000,000	2,052,175
Series C, 5.00%, 6/15/2042	2,000,000	2,036,387
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	392,314
Series C, 4.00%, 3/1/2033	2,070,000	2,210,615
Series A, 5.00%, 7/1/2047	1,600,000	1,605,168
Series A, VRN, 5.00%, 7/1/2064 (b)	1,000,000	1,112,261
Security Description	Principal Amount	Value
Series C, 5.00%, 3/1/2030	$1,075,000	$1,187,200
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
Series A, 4.00%, 7/1/2036	1,500,000	1,500,694
Series A, 4.00%, 7/1/2037	1,060,000	1,062,806
Series A, 4.00%, 7/1/2041	1,000,000	1,000,408
Series A, 5.00%, 7/1/2033	1,095,000	1,106,000
Series A, 5.25%, 7/1/2057	1,000,000	1,012,080
New Jersey Housing & Mortgage Finance Agency Revenue, NJ:
Series B, 3.05%, 11/1/2029	1,810,000	1,803,114
Series M, 5.10%, 10/1/2050	2,000,000	2,049,967
Series M, 6.50%, 4/1/2056	1,625,000	1,824,741
New Jersey Institute of Technology Revenue, NJ Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2050 (a)	1,000,000	1,073,884
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2027	1,500,000	1,417,209
Series A, Zero Coupon, 12/15/2031	2,500,000	2,083,099
Series C, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2031 (a)	1,355,000	1,129,039
Series A, 4.00%, 6/15/2035	1,810,000	1,873,464
Series AA, 4.00%, 6/15/2050	1,135,000	1,019,317
Series BB, 4.00%, 6/15/2037	3,790,000	3,827,866
Series BB, 4.00%, 6/15/2039	3,000,000	3,012,848
Series A, 4.25%, 6/15/2040	2,055,000	2,091,010
Series A, 5.00%, 6/15/2029	3,000,000	3,027,736
Series A, 5.00%, 6/15/2030	1,000,000	1,009,115
Series A, 5.00%, 12/15/2030	1,290,000	1,374,226
Series A, 5.00%, 12/15/2034	2,825,000	2,980,832
Series A, 5.00%, 6/15/2037	1,000,000	1,115,724
Series A, 5.00%, 6/15/2038	1,000,000	1,126,598
Series AA, 5.00%, 6/15/2039	2,400,000	2,564,800
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	2,000,000	2,063,894
Series AA, 5.00%, 6/15/2046	2,000,000	2,029,944
Series BB, 5.00%, 6/15/2033	2,500,000	2,857,043
Series BB, 5.00%, 6/15/2044	1,000,000	1,021,177
Series CC, 5.00%, 6/15/2035	1,000,000	1,153,278
Series AA, 5.25%, 6/15/2043	1,150,000	1,186,309
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	1,495,000	1,479,944
Series E, 5.00%, 1/1/2031	2,925,000	3,062,483
Series A, 5.25%, 1/1/2050	3,060,000	3,287,825
Series A, 5.25%, 1/1/2055	3,335,000	3,571,841

See accompanying notes to financial statements.
83

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
State of New Jersey, General Obligation, NJ:
Series A, 3.00%, 6/1/2032	$2,500,000	$2,530,000
Series A, 4.00%, 6/1/2032	2,250,000	2,432,999
Series A, 5.00%, 6/1/2029	1,840,000	1,991,328
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2046	1,500,000	1,476,356
		96,035,762
NEW MEXICO — 0.4%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	1,600,000	1,516,679
Series C, VRN, 3.88%, 6/1/2040 (b)	1,000,000	1,016,351
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027	3,750,000	3,886,977
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2037	1,955,000	1,958,437
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (b)	2,250,000	2,401,649
State of New Mexico Severance Tax Permanent Fund Revenue, NM Series A, 5.00%, 7/1/2026	100,000	101,218
		10,881,311
NEW YORK — 16.2%
Albany Capital Resource Corp. Revenue, NY Series A, 5.50%, 5/1/2055	1,095,000	1,155,274
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,174,015
Buffalo & Fort Erie Public Bridge Authority Revenue, NY 5.00%, 1/1/2042	1,885,000	1,907,234
City of New York, General Obligation, NY:
Series A-1, 4.00%, 8/1/2038	1,000,000	1,011,265
Series C, 4.00%, 8/1/2037	1,050,000	1,063,206
Series C, 4.00%, 8/1/2039	1,000,000	1,006,311
Series 1, 5.00%, 8/1/2034	1,900,000	2,165,873
Series A, 5.00%, 8/1/2031	2,500,000	2,798,426
Series A, 5.00%, 8/1/2051	1,625,000	1,664,074
Series A-1, 5.00%, 8/1/2031	6,250,000	6,872,359
Series A-1, 5.00%, 9/1/2041	1,780,000	1,892,118
Series B-1, 5.00%, 8/1/2029	5,000,000	5,429,311
Series B-1, 5.00%, 8/1/2030	3,290,000	3,630,368
Series B-1, 5.00%, 8/1/2031	3,000,000	3,358,111
Series B-1, 5.00%, 10/1/2031	1,500,000	1,683,329
Series C, 5.00%, 8/1/2027	5,000,000	5,198,729
Series D, 5.00%, 4/1/2030	1,000,000	1,096,502
Series F, 5.00%, 8/1/2032	3,500,000	3,969,698
Security Description	Principal Amount	Value
Series F-1, 5.00%, 8/1/2028	$1,095,000	$1,163,369
Series B-1, 5.25%, 10/1/2041	2,000,000	2,162,890
Series B-1, 5.25%, 10/1/2043	1,500,000	1,600,756
Series E1, 5.25%, 4/1/2047	1,450,000	1,517,812
County of Nassau, General Obligation, NY Series A, 4.00%, 4/1/2053	2,500,000	2,308,765
County of Suffolk, General Obligation, NY Series A, 4.00%, 10/15/2042	1,000,000	1,001,330
County of Westchester, General Obligation, NY:
Series A, 2.00%, 10/15/2034	3,000,000	2,630,765
Series A, 4.00%, 12/1/2038	1,250,000	1,299,352
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	5,059,074
Series A, 3.00%, 3/15/2041	1,395,000	1,214,881
Series E, 3.00%, 3/15/2047	2,500,000	1,918,236
Series A, 4.00%, 3/15/2038	1,290,000	1,304,179
Series A, 4.00%, 3/15/2044	1,000,000	956,823
Series A, 4.00%, 3/15/2049	2,000,000	1,817,297
Series C, 4.00%, 3/15/2041	1,195,000	1,187,621
Series E, 4.00%, 3/15/2034	1,225,000	1,260,031
Series E, 4.00%, 3/15/2038	1,185,000	1,196,740
Series E, 4.00%, 3/15/2046	1,345,000	1,242,606
Series A, 5.00%, 9/15/2028	3,000,000	3,212,566
Series C, 5.00%, 3/15/2029	1,060,000	1,148,824
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	3,515,000	3,470,565
Long Island Power Authority Revenue, NY:
Series A, 4.00%, 9/1/2037	3,285,000	3,315,337
5.00%, 9/1/2037	2,825,000	2,909,192
Series A, 5.25%, 9/1/2054	2,100,000	2,214,328
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series B-1, 5.00%, 11/15/2036	2,000,000	2,029,774
Series B-1, 5.00%, 11/15/2051	1,415,000	1,470,616
Series B-2, 5.00%, 11/15/2048	1,500,000	1,567,663
Series A, 5.25%, 11/15/2035	250,000	254,548
Metropolitan Transportation Authority Revenue, NY:
Series C1, 3.38%, 11/15/2037	1,000,000	898,729
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2044 (a)	2,500,000	2,343,576
Series D2, 4.00%, 11/15/2047	1,500,000	1,358,596
Series C1, 4.75%, 11/15/2045	1,000,000	1,000,913
Series 2025A, 5.00%, 11/15/2035	2,500,000	2,857,722
Series A, 5.00%, 11/15/2036	1,310,000	1,468,085
Series A1, 5.00%, 11/15/2046	2,520,000	2,522,997

See accompanying notes to financial statements.
84

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A1, 5.00%, 11/15/2051	$2,000,000	$2,004,919
Series B, 5.00%, 11/15/2039	1,595,000	1,758,654
Series C1, 5.00%, 11/15/2031	1,020,000	1,070,670
Series D1, 5.00%, 11/15/2045	4,000,000	4,087,204
Series 2025A, 5.25%, 11/15/2055	2,500,000	2,613,081
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2053	2,655,000	2,762,376
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,820,000	1,819,987
New York City Health & Hospitals Corp. Revenue, NY Series A, 5.00%, 2/15/2036	1,000,000	1,155,363
New York City Housing Development Corp. Revenue, NY:
Series C1A, 3.50%, 11/1/2033	1,890,000	1,891,725
Series K, 3.60%, 11/1/2033	2,930,000	2,937,316
Series C-2, VRN, 3.75%, 5/1/2065 (b)	3,000,000	3,046,369
Series F-1A, 4.55%, 11/1/2054	2,000,000	1,941,250
Series A, Housing and Urban Development, 4.60%, 8/1/2048	2,495,000	2,466,538
Series E-1, 4.85%, 11/1/2053	2,850,000	2,853,270
Series C-1, 5.13%, 11/1/2055	1,100,000	1,113,129
New York City Industrial Development Agency Revenue, NY Series A, 3.00%, 3/1/2049	1,000,000	721,310
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-1, 4.00%, 6/15/2045	4,335,000	4,127,683
Series BB2, 4.00%, 6/15/2042	3,085,000	3,054,816
Series DD, 4.13%, 6/15/2046	2,000,000	1,914,327
Series DD, 4.13%, 6/15/2047	6,425,000	6,116,150
Series AA, 5.00%, 6/15/2051	1,000,000	1,038,211
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,336,231
Series AA-2, 5.00%, 6/15/2049	3,000,000	3,124,217
Series BB, 5.00%, 6/15/2036	2,000,000	2,300,229
Series BB, 5.00%, 6/15/2043	2,690,000	2,925,078
Series BB, 5.00%, 6/15/2048	1,000,000	1,045,258
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	1,500,000	1,781,561
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2046	1,615,000	1,691,444
Security Description	Principal Amount	Value
Series AA-1, 5.25%, 6/15/2055	$4,000,000	$4,236,061
Series BB, 5.25%, 6/15/2055	1,500,000	1,584,948
Series BB-1, 5.25%, 6/15/2054	3,000,000	3,149,534
Series DD, 5.50%, 6/15/2039	1,040,000	1,236,388
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S2A, State Aid Withholding, 4.00%, 7/15/2037	2,045,000	2,063,847
Series S-1, State Aid Withholding, 5.00%, 7/15/2042	1,115,000	1,226,694
Series S-2, State Aid Withholding, 5.00%, 7/15/2036	4,250,000	4,963,997
Series S-2, State Aid Withholding, 5.00%, 7/15/2042	2,755,000	3,030,979
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue, NY Series C-3, 4.00%, 5/1/2044	1,010,000	959,467
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B-1, 3.38%, 8/1/2045	1,000,000	830,752
Series B-1, 4.00%, 8/1/2039	2,825,000	2,839,742
Series C, 4.00%, 2/1/2027	2,000,000	2,029,934
Series C-1, 4.00%, 2/1/2039	1,185,000	1,200,770
Series E1, 4.00%, 2/1/2042	1,220,000	1,188,177
Series F-1, 4.00%, 2/1/2051	1,295,000	1,182,425
Series 1, 5.00%, 11/1/2028	1,065,000	1,137,848
Series A, 5.00%, 5/1/2036	4,625,000	5,222,980
Series A, 5.00%, 5/1/2053	2,000,000	2,047,026
Series B, 5.00%, 5/1/2032	1,000,000	1,134,428
Series B, 5.00%, 5/1/2036	1,000,000	1,167,291
Series B, 5.00%, 5/1/2051	5,000,000	5,157,645
Series B-1, 5.00%, 11/1/2027	1,000,000	1,043,600
Series C, 5.00%, 5/1/2028	1,000,000	1,056,433
Series C, 5.00%, 5/1/2038	2,400,000	2,679,387
Series C-1, 5.00%, 11/1/2027	2,150,000	2,243,740
Series D-1, 5.00%, 11/1/2028	5,670,000	6,057,841
Series D-1, 5.00%, 11/1/2034	2,000,000	2,246,340
Series D-1, 5.00%, 11/1/2038	1,680,000	1,829,740
Series E, 5.00%, 11/1/2047	1,720,000	1,786,318
Series E, 5.00%, 11/1/2053	1,500,000	1,541,341
Series E-1, 5.00%, 11/1/2032	1,500,000	1,712,338
Series F-1, 5.00%, 2/1/2038	1,010,000	1,132,438
Series F-1, 5.00%, 2/1/2046	1,370,000	1,429,125
Series G-1, 5.00%, 11/1/2030	2,500,000	2,777,458
Series H, 5.00%, 11/1/2037	1,750,000	2,000,182
Series I-1, 5.00%, 5/1/2046	4,055,000	4,251,575
Series A, 5.25%, 5/1/2047	1,080,000	1,150,532

See accompanying notes to financial statements.
85

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.25%, 8/1/2042	$1,000,000	$1,073,466
Series F-1, 5.25%, 2/1/2047	2,545,000	2,671,374
Series G-1, 5.25%, 5/1/2051	1,000,000	1,047,112
Series I-1, 5.25%, 5/1/2048	4,450,000	4,709,016
Series C, 5.50%, 5/1/2040	1,250,000	1,416,408
Series C, 5.50%, 5/1/2041	1,035,000	1,166,074
Series D, 5.50%, 5/1/2052	3,000,000	3,218,610
New York Convention Center Development Corp. Revenue, NY 5.00%, 11/15/2040	1,000,000	1,000,003
New York Energy Finance Development Corp. Revenue, NY 5.00%, 7/1/2056 (b)	1,945,000	2,060,304
New York Liberty Development Corp. Revenue, NY:
2.63%, 9/15/2069	1,500,000	1,410,995
Series 1, 2.75%, 2/15/2044	3,665,000	2,784,193
Series A, 3.00%, 11/15/2051	1,000,000	723,135
Series A, 3.13%, 9/15/2050	1,000,000	750,073
Series 1, 4.00%, 2/15/2043	1,500,000	1,464,260
5.25%, 10/1/2035	2,000,000	2,338,283
New York Power Authority Revenue, NY:
Series A, Assured Guaranty, Inc., 4.00%, 11/15/2040 (a)	1,795,000	1,815,112
Series A, 4.00%, 11/15/2045	3,300,000	3,125,800
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 3/15/2041	710,000	617,422
Series A, 3.25%, 2/15/2040	5,000	5,040
Series E, 3.25%, 3/15/2035	1,825,000	1,813,206
Series A, 3.50%, 3/15/2052	1,005,000	815,747
Series 1-A, 4.00%, 7/1/2051	2,000,000	1,834,618
Series A, 4.00%, 3/15/2038	1,500,000	1,523,051
Series A, 4.00%, 3/15/2041	1,515,000	1,504,931
Series A, 4.00%, 7/1/2041	2,350,000	2,349,740
Series A, 4.00%, 7/1/2053	1,365,000	1,209,114
Series A, 4.00%, 3/15/2054	1,375,000	1,241,851
5.00%, 10/1/2045	1,500,000	1,704,631
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (a)	3,325,000	3,556,783
Series A, 5.00%, 3/15/2029	1,655,000	1,789,950
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2029 (a)	1,000,000	1,093,140
Series A, 5.00%, 3/15/2031	1,680,000	1,884,962
Series A, 5.00%, 7/1/2031	1,255,000	1,275,940
Series A, 5.00%, 7/1/2032	125,000	126,395
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2032 (a)	1,500,000	1,724,565
Series A, 5.00%, 3/15/2033	2,000,000	2,308,395
Series A, 5.00%, 3/15/2034	5,000,000	5,830,135
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2034	$1,155,000	$1,318,873
Series A, 5.00%, 8/1/2034	2,000,000	2,059,552
Series A, 5.00%, 3/15/2035	1,000,000	1,137,292
Series A, 5.00%, 3/15/2036	1,000,000	1,128,994
Series A, 5.00%, 3/15/2038	2,000,000	2,279,666
Series A, 5.00%, 2/15/2039	1,115,000	1,135,872
Series A, 5.00%, 3/15/2039	1,000,000	1,104,882
Series A, 5.00%, 7/1/2040	1,045,000	1,045,130
Series A, 5.00%, 2/15/2042	2,000,000	2,012,693
Series A, 5.00%, 3/15/2042	1,610,000	1,750,185
Series A, 5.00%, 3/15/2044	1,000,000	1,058,736
Series A, 5.00%, 3/15/2046	2,020,000	2,087,440
Series A, 5.00%, 10/1/2047	1,000,000	1,123,568
Series A, 5.00%, 3/15/2048	1,000,000	1,042,320
Series A, 5.00%, 3/15/2050	2,075,000	2,153,283
Series A, 5.00%, 5/1/2052	2,000,000	2,028,973
Series A, 5.00%, 7/1/2053	1,685,000	1,720,869
Series A, 5.00%, 3/15/2054	2,265,000	2,344,471
Series A-1, 5.00%, 3/15/2029	335,000	361,934
Series B, 5.00%, 3/15/2044	3,250,000	3,483,219
Series B, 5.00%, 3/15/2046	2,000,000	2,106,716
Series D, 5.00%, 2/15/2030	1,000,000	1,100,404
Series E, 5.00%, 3/15/2031	1,730,000	1,941,062
Series E, 5.00%, 3/15/2032	1,285,000	1,464,745
Series E, 5.00%, 3/15/2048	1,995,000	2,037,387
5.25%, 7/1/2050	1,120,000	1,124,294
Series A, 5.25%, 7/1/2051	4,000,000	4,237,096
Series A, 5.25%, 3/15/2052	1,175,000	1,234,885
Series A, 5.25%, 7/1/2055	1,000,000	1,068,023
Series C, 5.25%, 3/15/2050	1,615,000	1,717,590
Series A, 5.50%, 7/1/2054	1,000,000	1,081,912
Series A, 5.50%, 5/1/2056	1,000,000	1,028,969
Series C, 5.50%, 3/15/2053	2,420,000	2,612,896
New York State Energy Research & Development Authority Revenue, NY:
Series B, 3.80%, 8/1/2032	1,560,000	1,610,825
Series C, 4.00%, 4/1/2034	1,000,000	1,035,150
New York State Environmental Facilities Corp. Revenue, NY:
Series B, 4.00%, 10/15/2045	1,500,000	1,457,096
Series A, 5.00%, 6/15/2042	1,000,000	1,020,384
New York State Housing Finance Agency Revenue, NY:
Series E-2, 3.10%, 5/1/2062 (b)	560,000	560,013
Series D-2, VRN, 3.20%, 5/1/2065 (b)	1,750,000	1,752,677
Series B-2, VRN, 3.30%, 12/15/2054 (b)	1,415,000	1,417,285
Series B-2, VRN, 3.35%, 12/15/2054 (b)	3,055,000	3,070,952
Series A, 3.57%, 5/1/2042 (b)	2,000,000	2,028,788
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	2,400,000	2,416,786

See accompanying notes to financial statements.
86

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, Housing and Urban Development, 4.65%, 11/1/2054	$2,000,000	$1,997,517
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2048	1,000,000	757,447
Series A1, 3.00%, 3/15/2049	1,000,000	752,007
Series A1, 4.00%, 3/15/2054	2,500,000	2,276,715
Series B, 4.00%, 1/1/2045	5,000,000	4,672,452
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (a)	1,500,000	1,356,280
Series N, 4.00%, 1/1/2047	1,575,000	1,495,174
5.00%, 3/15/2041	1,500,000	1,614,679
Series A, 5.00%, 3/15/2029	2,850,000	3,077,504
Series A, 5.00%, 3/15/2039	1,000,000	1,100,272
Series A, 5.00%, 1/1/2041	1,625,000	1,626,018
Series A1, 5.00%, 3/15/2030	5,000	5,509
Series C, 5.00%, 3/15/2053	1,200,000	1,230,871
New York Transportation Development Corp. Revenue, NY Series C, 4.00%, 12/1/2041	2,480,000	2,419,273
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	1,000,000	1,032,400
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,087,799
5.00%, 10/15/2047	1,795,000	1,815,733
Series 240, 5.00%, 7/15/2041	1,000,000	1,092,897
Series 241, 5.00%, 7/15/2040	1,140,000	1,258,090
Series 243, 5.00%, 12/1/2033	2,000,000	2,339,025
Series 244, 5.00%, 7/15/2038	1,310,000	1,496,759
State of New York Mortgage Agency Homeowner Mortgage Revenue, NY:
Series 223, 2.65%, 10/1/2034	1,000,000	930,045
Series 203, 3.10%, 10/1/2032	1,500,000	1,489,149
Series 264, 4.60%, 10/1/2054	2,000,000	1,984,884
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,731,967
Series A, 5.00%, 3/15/2034	2,000,000	2,332,929
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,251,163
Series A, 4.00%, 11/15/2042	1,060,000	1,038,854
Series A-1, 4.00%, 5/15/2046	1,000,000	925,118
Series A, 5.00%, 11/15/2027	1,500,000	1,571,599
Series A, 5.00%, 3/1/2028	3,000,000	3,158,597
Series A, 5.00%, 11/15/2031	2,675,000	3,049,574
Series A, 5.00%, 11/15/2046	3,000,000	3,005,731
Series A, 5.00%, 12/1/2050	1,050,000	1,084,763
Series A-2, 5.00%, 11/15/2038	1,000,000	1,140,929
Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2028	$5,865,000	$6,262,567
Series B, 5.00%, 11/15/2035	1,500,000	1,542,225
Series B-2, 5.00%, 3/15/2029	1,000,000	1,083,366
Series C, 5.00%, 11/15/2030	1,000,000	1,122,030
Series C, 5.00%, 11/15/2038	1,500,000	1,684,836
Series A, 5.25%, 11/15/2050	2,000,000	2,137,069
Series A, 5.25%, 12/1/2054	1,200,000	1,264,977
Series A, 5.25%, 11/15/2055	1,000,000	1,063,509
Series A-1, 5.25%, 11/15/2051	1,000,000	1,059,222
Series A, 5.50%, 12/1/2059	1,000,000	1,068,311
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	1,225,000	1,313,950
Series A, 5.00%, 5/15/2045	1,270,000	1,328,678
Series A-1, 5.25%, 5/15/2059	2,000,000	2,088,323
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	404,989
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,172,815
Series 1, 5.00%, 12/15/2033	2,000,000	2,263,402
Series 1, 5.00%, 12/15/2040	1,570,000	1,761,344
Series TE-2, 5.00%, 12/15/2035	1,200,000	1,388,375
		487,887,880
NORTH CAROLINA — 1.4%
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 4.00%, 1/15/2037	1,250,000	1,264,088
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2048	2,000,000	2,091,645
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	1,000,000	969,199
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,178,612
5.00%, 7/1/2039	1,500,000	1,704,600
City of Raleigh Combined Enterprise System Revenue, NC 5.00%, 9/1/2031	1,555,000	1,768,135
City of Raleigh Revenue, NC 5.00%, 10/1/2033	1,000,000	1,163,452
County of Cabarrus Revenue, NC Series B, 5.00%, 8/1/2031	1,000,000	1,132,054
County of Guilford, General Obligation, NC 5.00%, 3/1/2035	2,000,000	2,368,610

See accompanying notes to financial statements.
87

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Mecklenburg Revenue, NC 5.00%, 2/1/2038	$1,000,000	$1,146,736
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2030	2,000,000	2,232,591
Series B, 5.00%, 2/1/2030	1,515,000	1,670,692
County of Wake Revenue, NC Series A, 5.00%, 5/1/2037	1,000,000	1,161,865
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2030	1,500,000	1,652,307
Nash Health Care Systems Revenue, NC 5.00%, 2/1/2032	1,000,000	1,107,534
North Carolina Housing Finance Agency Revenue, NC:
Series 38-B, 3.85%, 7/1/2037	1,105,000	1,105,407
Series 59-A, 6.25%, 1/1/2057	1,000,000	1,139,718
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 11/1/2052	1,425,000	1,264,358
Series A, 5.00%, 11/1/2040 (e)	1,000,000	1,072,403
Series B, VRN, 5.00%, 6/1/2055 (b)	2,500,000	2,728,089
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,000,000	1,001,731
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (a)	1,500,000	1,531,892
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	2,000,000	2,105,342
Series A, 5.00%, 5/1/2028	1,255,000	1,326,965
Series A, 5.00%, 5/1/2029	1,000,000	1,081,258
Series A, 5.00%, 5/1/2039	1,000,000	1,140,684
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2028 (e)	2,000,000	2,106,993
Series A, 5.00%, 6/1/2029	1,000,000	1,085,697
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	1,955,000	1,868,003
		43,170,660
NORTH DAKOTA — 0.0% *
North Dakota Housing Finance Agency Revenue, ND Series C, 5.75%, 7/1/2056	1,075,000	1,188,031
OHIO — 2.3%
American Municipal Power, Inc. Revenue, OH:
Series C, 4.00%, 2/15/2039	1,400,000	1,413,206
Series A, 5.00%, 2/15/2046	1,000,000	1,002,717
Security Description	Principal Amount	Value
Avon Lake City School District, General Obligation, OH 5.00%, 12/1/2052	$1,275,000	$1,328,412
Bowling Green State University Revenue, OH Series A, 5.00%, 6/1/2042	1,000,000	1,000,183
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series A-2, 3.00%, 6/1/2048	1,000,000	707,515
Series A-2, 4.00%, 6/1/2037	1,750,000	1,734,071
City of Cincinnati, General Obligation, OH Series A, 3.00%, 12/1/2027	1,500,000	1,501,055
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,633,046
Series A, 5.00%, 8/15/2028	2,500,000	2,664,108
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 8/1/2047	3,900,000	3,435,202
County of Butler Revenue, OH 5.00%, 11/15/2045	1,140,000	1,140,064
County of Cuyahoga Revenue, OH 5.50%, 2/15/2057	1,000,000	979,623
County of Fayette Revenue, OH Assured Guaranty, Inc., 5.25%, 12/1/2054 (a)	1,000,000	1,034,680
County of Franklin Revenue, OH Series A, 5.00%, 11/1/2034	2,000,000	2,322,790
County of Hamilton Revenue, OH:
5.00%, 1/1/2046	2,500,000	2,440,021
5.50%, 1/1/2050	1,100,000	1,119,978
JobsOhio Beverage System Revenue, OH Series A, 5.00%, 1/1/2050	2,335,000	2,441,696
Lancaster Port Authority Revenue, OH Series A, VRN, 5.00%, 2/1/2055 (b)	500,000	531,325
Ohio Housing Finance Agency Revenue, OH:
Series B, 4.70%, 9/1/2054	990,000	985,689
Series B, 6.50%, 3/1/2056	2,885,000	3,289,564
Ohio State University Revenue, OH:
Series A, 5.00%, 6/1/2035 (e)	1,000,000	1,174,556
Series B, 5.00%, 12/1/2033	1,750,000	2,014,708
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	1,000,000	1,039,917
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 12/1/2037	1,750,000	1,920,393
Series A, 5.00%, 12/1/2040	1,000,000	1,100,957

See accompanying notes to financial statements.
88

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	$2,415,000	$2,414,230
Series D, 5.00%, 12/1/2032	1,510,000	1,746,816
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2053	1,250,000	1,268,016
State of Ohio Revenue, OH:
5.00%, 1/1/2035	3,000,000	3,477,223
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,105,939
Series A, 5.00%, 4/1/2033	1,000,000	1,149,609
Series A, 5.00%, 1/15/2041	1,000,000	1,000,207
State of Ohio, General Obligation, OH:
Series B, 5.00%, 11/1/2034	5,000,000	5,886,630
Series D, 5.00%, 11/1/2032	1,500,000	1,729,206
Series D, 5.00%, 11/1/2035	3,000,000	3,509,402
Toledo Lucas County Public Library, General Obligation, OH Series A, 5.00%, 12/1/2047	1,000,000	1,054,020
University of Akron Revenue, OH Series A, 5.00%, 1/1/2035	1,000,000	1,007,400
University of Cincinnati Revenue, OH Series A, 5.25%, 6/1/2049	2,000,000	2,105,854
		68,410,028
OKLAHOMA — 0.6%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (a)	1,000,000	968,334
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,103,987
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,028,827
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2031	1,000,000	1,116,093
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2035	3,000,000	3,517,584
Series A, 5.00%, 1/1/2043	1,000,000	1,081,518
Series A, 5.50%, 1/1/2054	1,000,000	1,085,092
Oklahoma Water Resources Board Revenue, OK:
5.00%, 4/1/2049	1,100,000	1,147,926
Security Description	Principal Amount	Value
Series B, 5.25%, 10/1/2044	$1,170,000	$1,250,112
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2032	1,000,000	1,128,180
University of Oklahoma Revenue, OK Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2033 (a)	1,000,000	1,148,680
		18,576,333
OREGON — 0.9%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 10/1/2039	1,500,000	1,703,791
Series A, 5.00%, 12/1/2040	1,000,000	1,097,886
Clackamas Community College District, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2044	1,500,000	1,622,101
Clackamas County School District No. 12 North Clackamas, General Obligation, OR Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	1,000,000	498,059
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2045	1,000,000	1,020,534
Oregon City School District No. 62, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2049	1,000,000	1,063,769
Oregon Health & Science University Revenue, OR Series A, 4.00%, 7/1/2041	1,190,000	1,195,993
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2030	1,000,000	1,103,622
Series A, 5.00%, 4/1/2037	1,140,000	1,323,938
Portland Community College District, General Obligation, OR 5.00%, 6/15/2032	500,000	505,238
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,995,000	1,138,863
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,515,671
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	1,000,000	1,148,083
Series A, 5.00%, 11/15/2034	2,000,000	2,355,683

See accompanying notes to financial statements.
89

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2035	$1,500,000	$1,778,376
Series A, 5.00%, 5/1/2037	1,000,000	1,165,318
Series A, 5.00%, 5/1/2038	2,000,000	2,312,399
Series A, 5.00%, 5/1/2039	1,000,000	1,115,047
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,110,121
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,256,957
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	2,000,000	948,418
Series B, School Bond Guaranty, Zero Coupon, 6/15/2032	1,000,000	778,440
Series B, School Bond Guaranty, Zero Coupon, 6/15/2033	1,000,000	743,317
		28,501,624
PENNSYLVANIA — 3.4%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 7/15/2032	1,000,000	1,063,698
Allegheny County Sanitary Authority Revenue, PA 4.25%, 12/1/2044	1,000,000	995,883
Beaver County Industrial Development Authority Revenue, PA Series B, 3.75%, 10/1/2047	1,000,000	837,423
City of Philadelphia Airport Revenue, PA Series A, 4.00%, 7/1/2037	1,000,000	1,012,908
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 10/1/2042	1,500,000	1,531,491
Series A, 5.00%, 10/1/2047	1,000,000	1,011,897
Series C, 5.00%, 6/1/2041	1,315,000	1,419,943
Series B, Assured Guaranty, Inc., 5.50%, 9/1/2053 (a)	1,000,000	1,071,798
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	2,170,000	2,314,551
Commonwealth Financing Authority Revenue, PA 5.00%, 6/1/2035	1,050,000	1,093,282
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 4.00%, 8/15/2040	2,000,000	2,062,512
Security Description	Principal Amount	Value
Series BID, 4.00%, 8/15/2044	$2,185,000	$2,145,098
5.00%, 10/1/2027	1,000,000	1,043,849
5.00%, 10/1/2036	2,010,000	2,240,643
5.00%, 10/1/2040	1,105,000	1,197,718
Series 1ST, 5.00%, 8/15/2036	1,460,000	1,684,320
Series BID, 5.00%, 8/15/2032	1,000,000	1,147,619
Series FIRST, 5.00%, 9/1/2028	2,000,000	2,129,796
County of Allegheny, General Obligation, PA Series C-80, 5.00%, 12/1/2054	1,000,000	1,027,651
County of Lehigh Revenue, PA Series A, 4.00%, 7/1/2035	2,000,000	1,981,415
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	2,500,000	2,781,041
Dauphin County General Authority Revenue, PA:
Series A, 4.00%, 6/1/2031	2,190,000	2,196,909
Series A, 5.00%, 6/1/2035	3,925,000	3,951,106
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	3,930,000	4,005,786
Geisinger Authority Revenue, PA Series A, 5.00%, 4/1/2050	1,000,000	1,010,077
Lackawanna County Industrial Development Authority Revenue, PA 4.00%, 11/1/2040	1,000,000	975,667
Lehigh County Industrial Development Authority Revenue, PA Series B, 2.63%, 2/15/2027	1,000,000	997,822
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.25%, 8/15/2053	1,000,000	1,031,805
Pennsylvania Economic Development Financing Authority Revenue, PA 4.00%, 7/1/2033	1,750,000	1,767,897
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2042	1,600,000	1,552,000
Series A, 5.00%, 8/15/2030	1,030,000	1,066,052
Series A, 5.00%, 2/15/2035	2,025,000	2,376,271
Series B-1, Assured Guaranty, Inc., 5.00%, 11/1/2051 (a)	2,245,000	2,275,883
Series 2025, 5.50%, 8/15/2055	1,000,000	1,084,870
Pennsylvania Housing Finance Agency Revenue, PA:
Series 127B, 3.55%, 10/1/2033	1,000,000	994,488
Series 122, AMT, 3.65%, 10/1/2032	1,070,000	1,070,363

See accompanying notes to financial statements.
90

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 147, 4.70%, 10/1/2049	$1,925,000	$1,913,876
Series 149A, 5.20%, 4/1/2053	1,250,000	1,273,836
Series 150A, 5.25%, 10/1/2052	2,000,000	2,055,013
Series 149A, 6.50%, 10/1/2055	2,500,000	2,860,199
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2042	1,000,000	1,018,346
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2046	1,505,000	1,574,007
Series B, 5.00%, 12/1/2053	1,625,000	1,682,989
Pennsylvania Turnpike Commission Registration Fee Revenue, PA 5.00%, 7/15/2035	1,000,000	1,167,104
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2034	2,355,000	2,373,937
Series A-1, 4.00%, 12/1/2041	1,000,000	999,975
Series C, 4.00%, 12/1/2040	1,400,000	1,425,783
Series A, 5.00%, 12/1/2030	1,505,000	1,537,337
Series A, 5.00%, 12/1/2041	2,000,000	2,192,348
Series A-1, 5.00%, 12/1/2042	1,000,000	1,022,281
Series B, 5.00%, 12/1/2046	1,000,000	1,041,893
Series B1, 5.00%, 6/1/2042	1,000,000	1,015,075
Series C, 5.00%, 12/1/2047	1,550,000	1,636,067
Series FIRST, 5.00%, 12/1/2043	1,800,000	1,923,282
Philadelphia Authority for Industrial Development Revenue, PA:
4.00%, 7/1/2036	2,780,000	2,791,242
Series A, 5.00%, 9/1/2037	1,525,000	1,549,120
Philadelphia Gas Works Co. Revenue, PA:
Series 14TH, 5.00%, 10/1/2030	1,550,000	1,576,416
Series 15TH, 5.00%, 8/1/2036	1,000,000	1,027,321
Series 15TH, 5.00%, 8/1/2042	1,000,000	1,015,325
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.50%, 9/1/2048	2,460,000	2,604,342
Southeastern Pennsylvania Transportation Authority Revenue, PA 5.25%, 6/1/2042	1,500,000	1,622,090
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	1,500,000	1,746,231
Security Description	Principal Amount	Value
Westmoreland County Municipal Authority Revenue, PA Series A, Build America Mutual Assurance Corp., 5.00%, 8/15/2039 (a)	$1,000,000	$1,120,446
		101,917,413
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 9/1/2036	1,130,000	1,280,487
Rhode Island Housing & Mortgage Finance Corp. Revenue, RI Series 86-A, 5.15%, 10/1/2045	2,000,000	2,076,390
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	1,000,000	1,159,096
Series A, 5.00%, 12/1/2035	1,000,000	1,150,307
		5,666,280
SOUTH CAROLINA — 1.1%
City of Charleston Waterworks & Sewer System Revenue, SC Series A, 5.00%, 1/1/2045	1,000,000	1,078,445
Lexington County School District No. 1, General Obligation, SC Series A, 3.50%, 2/1/2030	1,500,000	1,500,479
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	114,330
Medical University Hospital Authority Revenue, SC 5.25%, 11/15/2054	1,365,000	1,400,734
Patriots Energy Group Financing Agency Revenue, SC Series B-1, VRN, 5.25%, 2/1/2054 (b)	2,000,000	2,162,105
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	10,000	11,194
Series A, 5.00%, 3/1/2039	1,580,000	1,738,526
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.25%, 11/1/2047	2,000,000	1,907,386
Series A, 5.00%, 12/1/2046	2,000,000	2,028,740
Series A, 5.00%, 5/1/2048	2,000,000	2,013,146
Series C, 5.00%, 11/15/2047	2,700,000	2,704,304
Series A, 5.50%, 11/1/2054	2,000,000	2,109,739
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2043	5,010,000	4,759,294
Series B, 5.00%, 12/1/2041	1,000,000	1,008,463
Series B, 5.00%, 12/1/2056	1,000,000	1,001,387

See accompanying notes to financial statements.
91

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series E, Assured Guaranty, Inc., 5.25%, 12/1/2037 (a)	$3,000,000	$3,361,994
South Carolina State Housing Finance & Development Authority Revenue, SC Series C, 4.95%, 7/1/2055	2,500,000	2,513,504
Spartanburg Regional Health Services District Revenue, SC 5.00%, 4/15/2034	1,310,000	1,448,185
		32,861,955
SOUTH DAKOTA — 0.3%
South Dakota Health & Educational Facilities Authority Revenue, SD:
4.00%, 9/1/2035	3,000,000	3,010,103
Series A, 4.00%, 7/1/2044	1,000,000	930,894
Series C, VRN, 5.00%, 11/1/2051 (b)	2,180,000	2,417,444
South Dakota Housing Development Authority Revenue, SD Series E, 6.25%, 5/1/2056	1,530,000	1,743,883
		8,102,324
TENNESSEE — 1.1%
Chattanooga Health Educational & Housing Facility Board Revenue, TN 5.25%, 12/1/2054	2,500,000	2,583,032
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN 5.00%, 12/1/2050	1,000,000	1,049,776
Knox County Health Educational & Housing Facility Board Revenue, TN:
Series A, 5.00%, 1/1/2042	1,000,000	1,009,344
Series B-1, Build America Mutual Assurance Corp., 5.13%, 7/1/2054 (a)	1,400,000	1,430,303
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2046	2,000,000	2,001,898
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series A, 5.00%, 5/15/2035	1,000,000	1,163,591
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2027	2,500,000	2,538,159
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.25%, 7/1/2047	1,500,000	1,577,186
Security Description	Principal Amount	Value
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2027 (c)	$1,325,000	$1,314,612
Rutherford County Health & Educational Facilities Board Revenue, TN Series B-1, VRN, 5.00%, 11/15/2048 (b)	715,000	781,742
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2029 (a)	1,000,000	1,070,681
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2027	2,000,000	2,067,853
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	4,000,000	4,067,946
Series A, VRN, 5.00%, 10/1/2054 (b)	1,000,000	1,051,427
Series A, VRN, 5.50%, 10/1/2053 (b)	1,000,000	1,072,620
Tennessee Energy Acquisition Corp. Revenue, TN:
Series A, 5.00%, 12/1/2035	1,550,000	1,666,699
Series A, 5.00%, 5/1/2052 (b)	1,680,000	1,794,730
Series A-1, VRN, 5.00%, 5/1/2053 (b)	1,250,000	1,285,121
Tennessee Housing Development Agency Revenue, TN:
Series 2-A, 5.15%, 7/1/2050	2,000,000	2,051,350
Series 2-A, 6.00%, 1/1/2056	1,250,000	1,399,201
Tennessee State School Bond Authority Revenue, TN Series A, 5.00%, 11/1/2035	1,045,000	1,218,949
		34,196,220
TEXAS — 11.3%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	126,890
5.00%, 2/15/2027	1,885,000	1,936,809
Aldine Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2034 (a)	1,350,000	1,363,012
Series B, Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	1,000,000	931,006
Arlington Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,975,000	2,259,784

See accompanying notes to financial statements.
92

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Austin Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 1.88%, 8/1/2038 (a)	$1,450,000	$1,125,832
Permanent School Fund Guaranteed, 5.00%, 8/1/2033 (a)	1,880,000	2,177,715
Barbers Hill Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	1,000,000	933,740
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,249,171
Board of Regents of the University of Texas System Revenue, TX:
Series C, 3.00%, 8/15/2032	2,000,000	1,997,671
Series A, 5.00%, 8/15/2029	2,125,000	2,309,465
Series A, 5.00%, 8/15/2031	3,000,000	3,388,654
Series A, 5.00%, 8/15/2032	1,000,000	1,145,194
Series E, 5.00%, 8/15/2026	140,000	142,142
Series E, 5.00%, 8/15/2027	100,000	104,042
Carrollton-Farmers Branch Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.75%, 2/15/2050 (a)	2,000,000	2,046,391
Celina Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	2,000,000	1,886,781
Central Texas Regional Mobility Authority Revenue, TX:
Series E, 4.00%, 1/1/2050	1,525,000	1,381,190
Series B, 5.00%, 1/1/2035	1,035,000	1,191,188
Central Texas Turnpike System Revenue, TX:
Series A, American Municipal Bond Assurance Corp., Zero Coupon, 8/15/2029 (a)	2,995,000	2,693,130
Series C, 5.00%, 8/15/2035	1,000,000	1,143,280
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	2,250,000	2,564,847
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,556,660
5.00%, 11/15/2029	1,400,000	1,527,429
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,704,491
Security Description	Principal Amount	Value
5.00%, 9/1/2033	$1,000,000	$1,154,147
City of Corpus Christi Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 7/15/2055 (a)	2,000,000	2,062,847
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2034	1,750,000	1,753,837
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	1,000,000	771,066
4.00%, 10/1/2049	1,370,000	1,270,272
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	1,000,000	1,072,772
Series B, 5.00%, 2/15/2028	1,590,000	1,669,629
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	1,500,000	1,502,348
City of Garland Electric Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 3/1/2050 (a)	1,000,000	1,034,593
City of Houston Airport System Revenue, TX Series B, 5.50%, 7/1/2055	2,000,000	2,156,833
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	1,770,000	1,331,464
Series A, 5.00%, 11/15/2032	1,270,000	1,451,986
Series A, 5.00%, 11/15/2034	1,000,000	1,155,954
Series B, 5.00%, 11/15/2026	300,000	306,368
City of Houston, General Obligation, TX:
5.00%, 3/1/2031	1,500,000	1,677,159
Series A, 5.25%, 3/1/2042	1,750,000	1,898,707
City of New Braunfels Utility System Revenue, TX:
3.00%, 7/1/2045	885,000	680,442
4.75%, 7/1/2056	1,970,000	1,983,699
City of San Antonio Electric & Gas Systems Revenue, TX:
Series B, 5.00%, 2/1/2033	1,000,000	1,142,697
Series C, 5.00%, 2/1/2032	2,500,000	2,824,937
Series C, 5.00%, 2/1/2033	2,000,000	2,285,394
Series C, 5.00%, 2/1/2034	2,000,000	2,308,404
City of San Antonio, General Obligation, TX:
4.00%, 8/1/2036	1,000,000	1,029,298
5.00%, 2/1/2027	5,000,000	5,135,322
Clear Creek Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,500,000	1,718,619

See accompanying notes to financial statements.
93

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2033 (a)	$1,465,000	$1,634,345
Collin County Community College District, General Obligation, TX Series A, 4.00%, 8/15/2037	1,905,000	1,934,552
Comal Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 2/15/2039 (a)	2,000,000	1,879,525
Community Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,275,000	1,323,064
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2041 (a)	500,000	447,320
Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	1,500,000	1,402,665
Permanent School Fund Guaranteed, 4.00%, 2/15/2050 (a)	1,000,000	928,480
Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	1,000,000	1,131,801
Corpus Christi Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2033 (a)	1,750,000	2,012,344
County of Ector, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,132,160
County of Fort Bend Toll Road Revenue, TX Assured Guaranty, Inc., 4.25%, 3/1/2049 (a)	1,000,000	957,931
County of Harris Revenue, TX Series A, 5.00%, 8/15/2026	185,000	187,775
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2037	1,060,000	1,078,331
4.00%, 8/15/2039	1,500,000	1,518,436
Series A, 4.00%, 8/15/2049	1,130,000	1,028,625
Series A, 5.00%, 8/15/2036	1,000,000	1,159,095
County of Harris, General Obligation, TX 4.00%, 9/15/2049	2,120,000	1,978,207
Security Description	Principal Amount	Value
County of Midland, General Obligation, TX 4.00%, 2/15/2040	$2,125,000	$2,161,102
County of Travis, General Obligation, TX 5.00%, 3/1/2036	1,500,000	1,708,613
Crowley Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/1/2032 (a)	2,450,000	2,771,523
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,190,852
Permanent School Fund Guaranteed, 5.00%, 2/15/2034 (a)	1,000,000	1,142,056
Permanent School Fund Guaranteed, 5.00%, 2/15/2035 (a)	1,000,000	1,170,662
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	2,000,000	2,259,233
Dallas College, General Obligation, TX 5.00%, 2/15/2029	1,235,000	1,324,105
Dallas Fort Worth International Airport Revenue, TX:
Series 2024, 5.00%, 11/1/2044	1,500,000	1,597,140
Series 2024, 5.25%, 11/1/2048	1,000,000	1,066,929
Series B, 5.25%, 11/1/2050	3,000,000	3,176,561
Dallas Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2054 (a)	1,000,000	923,919
Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (a)	1,000,000	1,028,158
Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	1,250,000	1,388,471
Del Valle Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 6/15/2036 (a)	1,000,000	1,096,959

See accompanying notes to financial statements.
94

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Denton Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2034 (a)	$1,500,000	$1,720,801
Series C, Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	1,000,000	1,107,881
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	2,000,000	2,267,227
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2055 (a)	1,000,000	1,041,162
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 8/15/2035 (a)	2,750,000	3,040,126
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2054 (a) (b)	3,335,000	3,396,993
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,070,000	1,148,198
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	2,400,000	2,575,398
Frisco Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	1,360,000	1,528,160
Galena Park Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 8/15/2049 (a)	1,000,000	795,661
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2039 (a)	1,000,000	1,107,771
Grand Parkway Transportation Corp. Revenue, TX:
5.00%, 10/1/2052 (b)	2,000,000	2,078,858
Series A, 5.00%, 10/1/2034	1,500,000	1,573,524
Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 12/1/2045	$1,250,000	$1,143,957
5.00%, 10/1/2028	1,105,000	1,106,378
5.00%, 11/15/2033	1,835,000	1,902,509
Series A, 5.00%, 5/15/2029	1,000,000	1,061,063
Series B, 5.00%, 7/1/2035	1,690,000	1,937,345
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,400,000	1,502,751
Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,425,000	1,472,899
Hidalgo County Regional Mobility Authority Revenue, TX Series A, Zero Coupon, 12/1/2043	2,000,000	827,827
Houston Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (a)	2,100,000	2,158,895
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2032 (a)	1,500,000	1,708,789
Series A, 5.00%, 8/15/2028	140,000	145,639
Irving Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.50%, 2/15/2045 (a)	3,110,000	3,201,162
Judson Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/1/2049 (a)	3,000,000	2,801,721
Katy Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	1,125,000	1,182,771
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,000,000	1,148,081
Krum Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2057 (a)	1,000,000	1,035,621

See accompanying notes to financial statements.
95

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lamar Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2035	$1,065,000	$1,198,494
5.00%, 2/15/2037	1,000,000	1,107,996
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,000,000	1,145,746
Leander Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, Zero Coupon, 8/16/2044 (a)	25,000	11,910
Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2055 (a)	1,000,000	1,040,368
Lewisville Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2032 (a)	2,750,000	3,147,126
Liberty Hill Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 3.00%, 2/1/2039 (a)	2,425,000	2,234,557
Permanent School Fund Guaranteed, 3.00%, 2/1/2051 (a)	1,000,000	741,813
Longview Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	2,000,000	1,881,239
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	2,050,000	2,139,827
5.00%, 5/15/2038	1,000,000	1,020,041
5.00%, 5/15/2046	3,915,000	3,921,434
Series B, VRN, 5.00%, 5/15/2045 (b)	2,395,000	2,648,770
Series A, Build America Mutual Assurance Corp., 5.25%, 5/15/2050 (a)	1,000,000	1,065,562
Lubbock Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.50%, 2/15/2055 (a)	2,500,000	2,496,622
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	1,000,000	968,822
Security Description	Principal Amount	Value
Melissa Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/1/2049 (a)	$1,340,000	$1,249,604
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	305,630
Midland Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (a)	1,255,000	1,263,614
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	1,445,000	1,638,072
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2052	1,500,000	1,533,600
North East Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/1/2032 (a)	2,500,000	2,857,972
North Texas Municipal Water District Revenue, TX 4.50%, 6/1/2055	1,000,000	1,001,817
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	2,085,000	2,071,122
5.00%, 9/1/2055	1,500,000	1,553,537
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,814,429
Series A, 4.00%, 1/1/2043	1,180,000	1,142,320
Series A, 5.00%, 1/1/2027	2,000,000	2,049,554
Series A, 5.00%, 1/1/2033	335,000	383,148
Series A, 5.00%, 1/1/2034	775,000	880,367
Series A, 5.00%, 1/1/2039	1,500,000	1,500,000
Series A, 5.00%, 1/1/2043	1,000,000	1,021,450
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 3.00%, 8/1/2053 (a) (b)	2,460,000	2,460,352
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2035 (a)	2,000,000	2,269,516

See accompanying notes to financial statements.
96

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.25%, 2/15/2055 (a)	$1,595,000	$1,689,929
Pasadena Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,000,000	1,044,946
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	2,000,000	1,868,073
Series A, 5.00%, 7/1/2040	1,770,000	1,952,704
Series B, 5.00%, 7/1/2038	1,160,000	1,317,703
Plano Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,194,138
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,500,000	1,722,122
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2046	1,500,000	1,397,489
5.00%, 10/1/2029	1,775,000	1,922,276
5.00%, 10/1/2030	1,000,000	1,102,075
Princeton Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2050 (a)	1,000,000	1,044,829
Prosper Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2052 (a)	1,270,000	1,156,973
Permanent School Fund Guaranteed, 4.25%, 2/15/2054 (a)	3,000,000	2,830,870
Red River Education Finance Corp. Revenue, TX 5.00%, 3/15/2035	1,975,000	2,301,475
Round Rock Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 8/1/2035 (a)	1,000,000	1,173,822
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	2,000,000	2,006,570
Security Description	Principal Amount	Value
San Antonio Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2035 (a)	$1,435,000	$1,687,380
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2035	1,760,000	2,053,897
Series A, 5.00%, 5/15/2036	1,075,000	1,241,201
Socorro Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 8/15/2040 (a)	1,415,000	1,413,747
Southwest Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 2/1/2039 (a)	1,000,000	925,220
Spring Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.25%, 8/15/2055 (a)	1,500,000	1,598,050
State of Texas, General Obligation, TX:
5.00%, 4/1/2030	1,000,000	1,004,851
5.00%, 10/1/2036	1,200,000	1,407,096
5.00%, 10/1/2039	3,000,000	3,418,801
5.00%, 10/1/2044	1,700,000	1,840,709
Series A, 5.00%, 4/1/2038	1,000,000	1,003,057
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series A, 4.00%, 7/1/2053	1,300,000	1,144,276
Series A, 5.00%, 11/15/2028	1,000,000	1,008,472
Series A, 5.00%, 7/1/2032	1,100,000	1,212,283
Series B, VRN, 5.00%, 11/15/2064 (b)	1,920,000	2,070,238
Series C, VRN, 5.00%, 11/15/2064 (b)	1,135,000	1,266,906
Tarrant County Hospital District, General Obligation, TX 4.00%, 8/15/2043	2,850,000	2,780,897
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	480,850
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	1,000,000	1,152,753
Texas A&M University Revenue, TX Series A, 5.00%, 5/15/2039	1,625,000	1,829,031
Texas Department of Housing & Community Affairs Revenue, TX:
Series D, 5.10%, 7/1/2050	2,500,000	2,562,542

See accompanying notes to financial statements.
97

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, 6.25%, 1/1/2056	$2,500,000	$2,800,528
Texas Department of Transportation State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2026	275,000	280,128
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2030	1,000,000	1,071,651
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	1,265,000	1,344,296
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, TX VRN, 5.00%, 1/1/2055 (b)	1,500,000	1,618,781
Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, TX 5.00%, 1/1/2036	1,500,000	1,605,259
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2030 (a)	1,215,000	1,215,131
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series A, 4.00%, 6/30/2031	1,700,000	1,766,347
Texas State University System Revenue, TX:
4.00%, 3/15/2049	1,500,000	1,364,144
5.00%, 3/15/2032	2,175,000	2,462,031
Series A, 5.00%, 3/15/2029	140,000	144,039
Series A, 5.00%, 3/15/2032	1,020,000	1,046,069
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	1,000,000	1,143,347
Texas Transportation Commission State Highway 249 System Revenue, TX Series A, Zero Coupon, 8/1/2041	1,900,000	909,949
Texas Transportation Finance Corp. Revenue, TX Series A, 5.00%, 10/1/2050	2,500,000	2,603,937
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	3,000,000	2,856,632
3.00%, 8/1/2040	3,000,000	2,676,484
Series A, 4.00%, 10/15/2038	1,500,000	1,512,013
Series A, 4.70%, 10/15/2041	1,430,000	1,511,519
5.00%, 4/15/2026	135,000	135,920
5.00%, 10/15/2030	1,390,000	1,547,475
5.00%, 8/1/2031	1,520,000	1,681,961
5.00%, 10/15/2032	2,435,000	2,792,476
5.00%, 4/15/2033	1,000,000	1,153,015
Series A, 5.00%, 10/15/2028	2,500,000	2,673,784
Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2029	$2,500,000	$2,731,241
Series A, 5.00%, 10/15/2030	3,000,000	3,339,874
Tomball Independent School District, General Obligation, TX:
Series B3, Permanent School Fund Guaranteed, 3.88%, 2/15/2043 (a)	1,000,000	975,066
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,000,000	1,148,081
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	459,241
Series A, 3.00%, 2/15/2041	500,000	434,480
Series A, 5.00%, 2/15/2033	1,540,000	1,543,588
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	1,150,000	1,255,117
		342,123,701
UTAH — 0.5%
Downtown Revitalization Public Infrastructure District Revenue, UT Series A, Assured Guaranty, Inc., 5.50%, 6/1/2055 (a)	1,500,000	1,590,104
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	1,010,000	1,046,535
Series A, 5.00%, 7/1/2033	1,000,000	1,110,206
Series A, 5.00%, 7/1/2034	1,135,000	1,275,173
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2043	1,300,000	1,276,183
Series B, 5.25%, 8/1/2053	1,500,000	1,584,090
Utah Housing Corp. Revenue, UT Series E, 6.75%, 7/1/2055	1,000,000	1,150,563
Utah Municipal Power Agency Revenue, UT Series B, 5.00%, 7/1/2038	2,900,000	2,914,110
Utah Telecommunication Open Infrastructure Agency Revenue, UT 5.25%, 6/1/2037	1,010,000	1,127,150
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2038	1,000,000	1,134,554
5.00%, 6/15/2039	1,000,000	1,127,746
		15,336,414
VERMONT — 0.0% *
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	1,000,000	1,073,434

See accompanying notes to financial statements.
98

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 1.5%
Arlington County Industrial Development Authority Revenue, VA 4.00%, 7/1/2040	$1,250,000	$1,262,099
City of Alexandria, General Obligation, VA:
State Aid Withholding, 4.00%, 12/15/2048	1,000,000	959,255
State Aid Withholding, 5.00%, 12/15/2040	1,000,000	1,116,906
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,625,000	1,682,730
County of Arlington, General Obligation, VA Series A, State Aid Withholding, 4.00%, 8/1/2038	2,190,000	2,254,372
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 4.00%, 10/1/2037	2,300,000	2,394,890
Fairfax County Industrial Development Authority Revenue, VA 4.00%, 5/15/2042	2,000,000	1,966,579
Hampton Roads Sanitation District Revenue, VA Series B, 5.00%, 7/1/2045	1,000,000	1,066,025
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.25%, 7/1/2060	2,750,000	2,838,867
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (a)	1,345,000	1,425,619
Loudoun County Economic Development Authority Revenue, VA Series A, 4.00%, 12/1/2031	2,450,000	2,569,234
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	2,210,000	2,339,711
Roanoke Economic Development Authority Revenue, VA 5.00%, 7/1/2034	1,000,000	1,154,006
Virginia College Building Authority Revenue, VA:
Series A, 4.00%, 2/1/2038	1,895,000	1,936,524
Series A, 4.00%, 2/1/2044	2,000,000	1,953,616
Series A, 5.00%, 2/1/2037	1,660,000	1,864,897
Series A, 5.00%, 2/1/2038	2,165,000	2,414,656
Security Description	Principal Amount	Value
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	$1,080,000	$1,023,933
5.00%, 5/15/2033	2,000,000	2,318,368
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	1,000,000	1,102,363
Virginia Housing Development Authority Revenue, VA:
Series E-1, 4.60%, 10/1/2054	1,495,000	1,469,722
Series G, 5.15%, 11/1/2052	2,065,000	2,109,054
Virginia Port Authority Revenue, VA 5.25%, 7/1/2050	1,975,000	2,095,131
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,295
Series A, 5.00%, 8/1/2027	1,280,000	1,330,915
Series A, 5.00%, 8/1/2036	1,530,000	1,766,007
Series A-1, 5.00%, 8/1/2027	1,375,000	1,429,694
Wise County Industrial Development Authority Revenue, VA Series A, VRN, 3.13%, 10/1/2040 (b)	645,000	647,274
		46,497,742
WASHINGTON — 2.9%
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2041	2,665,000	2,707,468
Series S-1, 5.00%, 11/1/2027	2,130,000	2,228,330
City of Seattle Municipal Light & Power Revenue, WA:
Series A, 4.00%, 7/1/2047	1,320,000	1,232,000
5.00%, 7/1/2027	1,495,000	1,551,317
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,109,754
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2038	1,000,000	1,020,666
County of King Sewer Revenue, WA Series A, 5.00%, 1/1/2053	1,000,000	1,047,819
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	2,000,000	2,124,821
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2027	1,550,000	1,568,236
Series A, 5.00%, 7/1/2030	1,000,000	1,109,285
Series A, 5.00%, 7/1/2040	4,000,000	4,353,728

See accompanying notes to financial statements.
99

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2032	$1,000,000	$1,078,640
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,087,736
King County School District No. 403 Renton, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	1,650,000	1,853,420
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	300,000	306,311
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	807,144
Kitsap County School District No. 401 Central Kitsap, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,000,000	1,003,182
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,090,150
Pierce County School District No. 320 Sumner, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,091,452
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,093,135
Port of Seattle Revenue, WA 5.00%, 2/1/2027	1,205,000	1,207,127
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,082,209
State of Washington, General Obligation, WA:
5.00%, 6/1/2030	1,240,000	1,371,526
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,264,895
Series A, 5.00%, 8/1/2027	110,000	114,410
Series A-1, 5.00%, 8/1/2033	2,155,000	2,452,730
Series A-3, 5.00%, 8/1/2044	2,000,000	2,113,087
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2027	$1,150,000	$1,150,000
Series D, 5.00%, 6/1/2040	2,415,000	2,719,800
Series D, 5.00%, 6/1/2049	1,000,000	1,050,028
Series F, 5.00%, 6/1/2039	3,225,000	3,493,344
Series F, 5.00%, 6/1/2044	1,000,000	1,046,492
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,165,242
Series R-2023A, 5.00%, 8/1/2036	1,500,000	1,705,125
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,313,657
Series R-2024C, 5.00%, 8/1/2032	1,000,000	1,144,424
Series R-2024C, 5.00%, 8/1/2038	1,120,000	1,273,551
Series R-2025B, 5.00%, 7/1/2030	2,000,000	2,215,870
Series R-2025C, 5.00%, 7/1/2028	2,300,000	2,444,120
Series R-2026A, 5.00%, 7/1/2035	1,000,000	1,179,598
University of Washington Revenue, WA Series A, 5.00%, 4/1/2037	2,000,000	2,310,982
Washington Health Care Facilities Authority Revenue, WA:
Series B, 4.00%, 8/15/2041	3,000,000	2,864,982
Series A, 5.00%, 10/1/2045	1,305,000	1,305,219
Series A, 5.25%, 9/1/2050	1,000,000	1,041,990
Series A, 5.50%, 9/1/2055	2,000,000	2,115,843
Washington State Convention Center Public Facilities District Revenue, WA:
5.00%, 7/1/2043	1,000,000	1,007,112
5.00%, 7/1/2058	2,450,000	2,427,240
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,753,244	2,677,598
Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2055 (a) (d)	2,500,000	2,520,789
		86,243,584
WEST VIRGINIA — 0.1%
County of Ohio Special District Excise Tax Revenue, WV Series A, Assured Guaranty, Inc., 5.50%, 6/1/2054 (a)	500,000	530,201
State of West Virginia, General Obligation, WV:
Series A, 5.00%, 6/1/2026	130,000	131,313
Series A, 5.00%, 6/1/2031	1,000,000	1,082,264

See accompanying notes to financial statements.
100

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
West Virginia Hospital Finance Authority Revenue, WV Series A, 5.50%, 6/1/2050	$2,000,000	$2,128,752
		3,872,530
WISCONSIN — 1.3%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2032	5,925,000	6,201,855
Public Finance Authority Revenue, WI:
Series 1, VRN, 4.00%, 8/1/2059 (b)	933,000	934,494
Series A, 5.00%, 6/15/2038 (d)	1,775,000	1,776,315
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 4.00%, 4/1/2045 (a)	1,500,000	1,453,245
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,290,000	1,309,396
Series A, 4.00%, 5/1/2040	1,850,000	1,867,834
5.00%, 11/1/2028	205,000	211,958
Series 1, 5.00%, 5/1/2032	1,110,000	1,271,807
Series 4, 5.00%, 5/1/2036	1,490,000	1,669,815
Series A, 5.00%, 5/1/2029	1,500,000	1,588,124
Series B, 5.00%, 5/1/2028	1,000,000	1,058,323
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 4.25%, 4/1/2052	1,000,000	930,058
Wisconsin Center District Revenue, WI Series D, Assured Guaranty, Inc., Zero Coupon, 12/15/2040 (a)	1,025,000	558,094
Wisconsin Department of Transportation Revenue, WI Series 2, 5.00%, 7/1/2032	1,650,000	1,892,930
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,492,390
4.00%, 8/15/2041	1,000,000	982,013
4.00%, 8/15/2047	1,000,000	897,914
Series A, 4.00%, 8/15/2035	1,440,000	1,451,498
Series A, 5.00%, 8/15/2035	1,000,000	1,139,807
Series A, 5.00%, 12/1/2043 (e)	1,930,000	2,024,996
Series A, 5.25%, 8/15/2044	2,000,000	2,129,977
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, WI Series A, 4.85%, 9/1/2043	3,000,000	3,069,177
Security Description	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series B, VRN, 3.10%, 11/1/2056 (b)	$1,500,000	$1,500,169
		38,412,189
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,916,826,599)		2,975,243,763
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g) (Cost $11,147,675)	11,147,675	11,147,675
TOTAL INVESTMENTS — 99.0% (Cost $2,927,974,274)		2,986,391,438
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		29,792,394
NET ASSETS — 100.0%		$3,016,183,832
(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty, Inc.	2.6%
Build America Mutual Assurance Corp.	1.3%
National Public Finance Guarantee Corp.	0.1%
American Municipal Bond Assurance Corp.	0.1%
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.
101

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,975,243,763	$—	$2,975,243,763
Short-Term Investment	11,147,675	—	—	11,147,675
TOTAL INVESTMENTS	$11,147,675	$2,975,243,763	$—	$2,986,391,438

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,630,333	$76,630,333	$453,101,577	$518,584,235	$—	$—	11,147,675	$11,147,675	$1,252,141

See accompanying notes to financial statements.
102

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 3.6%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series B, 5.00%, 9/1/2029	$12,500,000	$13,624,652
Alabama Highway Authority Revenue, AL Assured Guaranty, Inc., 5.00%, 9/1/2030 (a)	1,400,000	1,549,887
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2028	2,145,000	2,291,055
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series A, 5.00%, 6/1/2030	2,085,000	2,287,106
Auburn University Revenue, AL:
Series B, 5.00%, 6/1/2028	2,450,000	2,593,247
Series B, 5.00%, 6/1/2029	2,000,000	2,163,258
Series B, 5.00%, 6/1/2030	2,000,000	2,207,114
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	3,000,000	3,070,120
Series B, 4.00%, 10/1/2052 (b)	6,000,000	6,025,174
Series B-1, VRN, 4.00%, 4/1/2053 (b)	2,000,000	2,015,815
Series C-1, VRN, 4.00%, 10/1/2052 (b)	6,000,000	6,025,174
Series D1, VRN, 4.00%, 7/1/2052 (b)	1,000,000	1,008,237
Series E, 5.00%, 5/1/2030	2,100,000	2,243,279
Series A, VRN, 5.25%, 1/1/2054 (b)	1,680,000	1,803,730
Series B, VRN, 5.25%, 12/1/2053 (b)	3,790,000	4,082,240
Series C-1, VRN, 5.25%, 2/1/2053 (b)	7,715,000	8,145,522
Series D-1, VRN, 5.50%, 6/1/2049 (b)	5,510,000	5,813,223
Energy Southeast A Cooperative District Revenue, AL Series B, 5.00%, 9/1/2028	1,800,000	1,853,011
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (b)	1,980,000	2,137,946
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	3,655,000	3,697,866
Series B-1, VRN, 5.00%, 5/1/2053 (b)	4,000,000	4,140,358
Series D, 5.00%, 9/1/2029	680,000	717,724
Security Description	Principal Amount	Value
Series E, 5.00%, 10/1/2030	$30,000,000	$32,230,344
Series A, VRN, 5.25%, 1/1/2054 (b)	4,000,000	4,214,714
Series F, 5.25%, 11/1/2029	4,370,000	4,681,477
Series A-1, VRN, 5.50%, 1/1/2053 (b)	2,625,000	2,813,996
UAB Medicine Finance Authority Revenue, AL Series B, 5.00%, 9/1/2028	1,500,000	1,520,261
		124,956,530
ALASKA — 0.3%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 6/1/2027	1,500,000	1,546,681
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,603,884
Series A, 5.00%, 6/30/2028	2,885,000	3,058,379
Series A, 5.00%, 6/30/2029	1,690,000	1,829,830
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,326,412
		9,365,186
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	3,983,384
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,577,649
Arizona Industrial Development Authority Revenue, AZ Series A, 4.00%, 11/1/2027	510,000	509,982
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,097,951
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2028	1,250,000	1,328,013
5.00%, 7/1/2030	2,030,000	2,251,848
City of Tucson Water System Revenue, AZ 5.00%, 7/1/2027	1,000,000	1,035,127
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2028	2,000,000	2,121,822
Maricopa County Pollution Control Corp. Revenue, AZ Series A, VRN, 3.88%, 1/1/2038 (b)	1,335,000	1,356,828

See accompanying notes to financial statements.
103

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	$3,750,000	$3,888,455
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,397,314
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2029	3,275,000	3,519,820
Series B, 5.00%, 1/1/2029	4,000,000	4,299,017
Series B, 5.00%, 1/1/2030	2,340,000	2,571,152
Salt Verde Financial Corp. Revenue, AZ:
5.25%, 12/1/2027	2,000,000	2,065,994
5.50%, 12/1/2029	1,475,000	1,586,837
		43,591,193
ARKANSAS — 0.0% *
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,323,296
CALIFORNIA — 15.8%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,736,375
Series A, 5.00%, 12/1/2028	3,000,000	3,241,094
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (b)	425,000	424,528
Series F-1, 5.00%, 4/1/2027	9,000,000	9,324,325
Series F-1, 5.00%, 4/1/2030	4,365,000	4,894,357
Series S-11, 5.00%, 4/1/2027	6,000,000	6,216,217
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (b)	6,000,000	6,057,514
Series A-1, VRN, 4.00%, 5/1/2053 (b)	11,550,000	11,736,260
Series A-1, VRN, 5.00%, 12/1/2053 (b)	3,845,000	4,030,255
Series B-1, 5.00%, 7/1/2053 (b)	5,000,000	5,253,776
Series C, 5.00%, 10/1/2028	1,000,000	1,046,314
Series D, 5.00%, 7/1/2030	1,355,000	1,430,317
Series G, VRN, 5.25%, 11/1/2054 (b)	9,500,000	10,091,622
Series D, 5.50%, 5/1/2054 (b)	4,000,000	4,224,008
Series F, VRN, 5.50%, 10/1/2054 (b)	1,000,000	1,091,256
Security Description	Principal Amount	Value
California Health Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	$1,500,000	$1,582,566
Series A-1, 5.00%, 11/1/2027	3,170,000	3,328,526
Series B-1, VRN, 5.00%, 11/15/2061 (b)	2,430,000	2,600,783
Series C, VRN, 5.00%, 10/1/2050 (b)	6,000,000	6,456,705
California Housing Finance Agency Revenue, CA Series P, VRN, 3.25%, 6/1/2055 (b)	1,250,000	1,254,454
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	2,655,000	2,660,406
Series A, 3.25%, 8/1/2029	4,165,000	4,199,804
5.00%, 10/1/2028	5,395,000	5,829,154
California Municipal Finance Authority Revenue, CA:
Series A-1, 3.15%, 8/1/2059 (b)	1,000,000	1,001,971
Series A-1, VRN, 5.00%, 6/1/2056 (b)	1,000,000	1,055,212
California State Public Works Board Revenue, CA:
Series B, 5.00%, 12/1/2027	12,000,000	12,604,919
Series C, 5.00%, 11/1/2026	5,000,000	5,108,330
Series C, 5.00%, 9/1/2028	7,350,000	7,862,945
Series C, 5.00%, 11/1/2028	2,500,000	2,685,273
California State University Revenue, CA:
Series A, 5.00%, 11/1/2027	5,000,000	5,253,729
Series A, 5.00%, 11/1/2029	4,680,000	5,179,529
Series A, 5.00%, 11/1/2030	5,000,000	5,673,919
California Statewide Communities Development Authority Revenue, CA:
Series 2004-JR, VRN, 5.00%, 4/1/2036 (b)	3,550,000	3,865,443
Series 2004-MR, VRN, 5.00%, 4/1/2038 (b)	2,800,000	3,048,800
Series A, 5.00%, 3/1/2028	1,105,000	1,107,733
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,691,127
Series R1, 5.00%, 4/1/2027	1,010,000	1,044,367
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	7,375,000	7,470,717
City of Long Beach Harbor Revenue, CA:
Series A, 5.00%, 5/15/2027	1,000,000	1,037,949
Series A, 5.00%, 5/15/2029	1,125,000	1,225,736

See accompanying notes to financial statements.
104

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Los Angeles Department of Airports Revenue, CA:
Series C, 5.00%, 5/15/2029	$2,000,000	$2,193,695
Series D, 5.00%, 5/15/2029	4,500,000	4,935,814
Series D, 5.00%, 5/15/2030	1,500,000	1,686,886
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,516,677
Series A, 5.00%, 2/1/2028	1,780,000	1,885,011
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	7,440,000	8,257,319
Series A, 5.00%, 11/1/2030	6,665,000	7,576,487
Series C, 5.00%, 11/1/2028	1,000,000	1,081,489
Desert Sands Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,185,000	4,490,727
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	11,022,581
East Side Union High School District, General Obligation, CA Series A, Assured Guaranty, Inc., 5.00%, 8/1/2028 (a)	3,880,000	4,165,473
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	5,020,000	5,103,704
Series A-1, 5.00%, 8/1/2027	10,000,000	10,458,170
Series D, 5.00%, 8/1/2028	8,250,000	8,867,999
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2026	1,000,000	1,011,928
Series A, 5.00%, 6/1/2029	1,710,000	1,880,031
Los Angeles County Public Works Financing Authority Revenue, CA Series H, 5.00%, 12/1/2029	1,200,000	1,332,318
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	3,720,000	3,856,790
Series A, 5.00%, 7/1/2028	10,000,000	10,559,817
Series C, 5.00%, 7/1/2027	1,080,000	1,119,713
Series C, 5.00%, 7/1/2030	5,000,000	5,441,169
Series E, 5.00%, 7/1/2027	1,875,000	1,943,947
Series E, 5.00%, 7/1/2028	1,500,000	1,583,973
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2026	2,395,000	2,421,330
Series B, 5.00%, 7/1/2027	1,500,000	1,549,780
Series B, 5.00%, 7/1/2028	2,800,000	2,956,749
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2029	$1,050,000	$1,132,995
Series C, 5.00%, 7/1/2027	1,025,000	1,059,017
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,505,902
Series A, 5.00%, 7/1/2026	8,350,000	8,467,968
Series A, 5.00%, 7/1/2029	2,500,000	2,750,339
Series C, 5.00%, 7/1/2027	3,075,000	3,207,022
Series QRR, 5.00%, 7/1/2027	4,000,000	4,171,736
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2027	6,735,000	6,798,753
Series B, 3.00%, 7/1/2029	1,030,000	1,051,588
Series A, 5.00%, 10/1/2027	1,250,000	1,314,929
Series B-2, 5.00%, 7/1/2037 (b)	2,000,000	2,121,573
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2026	1,400,000	1,412,028
Series A, 5.00%, 5/1/2027	1,550,000	1,604,449
Series A, 5.00%, 5/1/2029	1,625,000	1,767,263
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (b)	5,830,000	6,215,056
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2026	2,000,000	2,047,593
Series A, 5.00%, 12/1/2027	1,500,000	1,581,426
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2029	2,500,000	2,732,168
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2029	2,000,000	2,202,683
5.00%, 8/1/2030	2,425,000	2,736,123
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	2,250,000	2,465,444
Regents of the University of California Medical Center Pooled Revenue, CA Series L, 5.00%, 5/15/2029	1,140,000	1,151,072
Sacramento Municipal Utility District Revenue, CA Series O, 5.00%, 9/15/2029	2,000,000	2,213,997
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	8,947,099

See accompanying notes to financial statements.
105

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	$8,000,000	$8,579,995
Series R-8B, 5.00%, 7/1/2029	4,500,000	4,955,254
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Series A, 5.00%, 10/1/2027	7,000,000	7,348,767
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2028	2,000,000	2,146,106
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,306,274
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 7/1/2029	5,000,000	5,409,133
Series A, VRN, 5.00%, 4/1/2055 (b)	4,000,000	4,248,844
State of California Department of Water Resources Revenue, CA:
Series BG, 5.00%, 12/1/2028	2,500,000	2,711,098
Series BG, 5.00%, 12/1/2029	5,000,000	5,564,881
State of California, General Obligation, CA:
3.88%, 8/1/2026	5,000,000	5,039,491
4.00%, 9/1/2026	8,800,000	8,900,256
4.00%, 3/1/2027	8,995,000	9,176,549
5.00%, 10/1/2027	23,090,000	24,191,215
5.00%, 11/1/2027	3,500,000	3,675,029
5.00%, 9/1/2028	31,000,000	33,163,443
5.00%, 3/1/2029	17,000,000	18,411,677
5.00%, 8/1/2029	5,000,000	5,469,019
5.00%, 3/1/2030	1,750,000	1,936,315
Series A, 5.00%, 11/1/2027	5,645,000	5,927,296
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	6,405,000	7,172,742
University of California Revenue, CA:
5.00%, 5/15/2030	5,000,000	5,574,133
Series BX, 5.00%, 5/15/2027	13,755,000	14,278,891
Series BZ, 5.00%, 5/15/2029	5,000,000	5,456,904
Series BZ, 5.00%, 5/15/2030	5,000,000	5,574,133
Series CB, 5.00%, 5/15/2029	2,000,000	2,183,443
Whittier Union High School District, General Obligation, CA:
Zero Coupon, 8/1/2029	1,380,000	1,237,216
Zero Coupon, 8/1/2030	2,860,000	2,475,770
		556,299,989
Security Description	Principal Amount	Value
COLORADO — 1.9%
Adams 12 Five Star Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	$2,500,000	$2,559,169
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	1,000,000	1,023,096
State Aid Withholding, 5.00%, 12/15/2030	1,335,000	1,493,060
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	5,000,000	5,119,291
State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,219,751
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2028	1,325,000	1,416,872
Series C, 5.00%, 11/15/2029	1,655,000	1,808,964
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2026	4,700,000	4,805,819
City of Colorado Springs Revenue, CO VRN, 3.15%, 12/1/2045 (b)	1,500,000	1,502,761
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,617,926
Series B, 5.00%, 11/15/2028	2,000,000	2,143,732
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	4,034,875
Colorado Health Facilities Authority Revenue, CO:
Series A, 5.00%, 9/1/2029	2,000,000	2,143,606
Series A, 5.00%, 12/1/2029	1,550,000	1,668,142
Series A, VRN, 5.00%, 11/15/2060 (b)	1,750,000	1,912,519
Series C, VRN, 5.00%, 11/15/2036 (b)	1,250,000	1,274,577
Denver City & County School District No. 1, General Obligation, CO:
Series B, State Aid Withholding, 5.00%, 12/1/2026	2,000,000	2,046,127
Series D, State Aid Withholding, 5.00%, 12/1/2027	1,125,000	1,179,788
E-470 Public Highway Authority Revenue, CO Series A, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2028 (a)	1,500,000	1,393,509

See accompanying notes to financial statements.
106

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Park Creek Metropolitan District, Special Obligation, CO Assured Guaranty, Inc., 5.00%, 12/1/2027 (a)	$1,000,000	$1,043,345
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,707,740
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,833,583
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,062,575
Series A, 4.00%, 6/1/2028	3,500,000	3,614,828
Series A, 5.00%, 10/1/2028	5,000,000	5,341,797
Series B, 5.00%, 6/1/2029	3,000,000	3,254,111
		65,221,563
CONNECTICUT — 2.2%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,062,044
5.00%, 4/1/2028	2,850,000	3,003,203
Connecticut Housing Finance Authority Revenue, CT Series D-2, VRN, 3.10%, 11/15/2064 (b)	1,200,000	1,200,032
Connecticut State Health & Educational Facilities Authority Revenue, CT Series B-1, VRN, 5.00%, 7/1/2064 (b)	8,335,000	9,192,406
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2027	2,500,000	2,593,801
Series A, 5.00%, 7/1/2028	10,000,000	10,612,109
Series A, 5.00%, 7/1/2030	2,000,000	2,214,252
Series B, 5.00%, 7/1/2026	10,025,000	10,148,653
Series B, 5.00%, 7/1/2027	6,500,000	6,743,882
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,969,539
Series A, 5.00%, 3/15/2030	1,000,000	1,100,599
Series B, 5.00%, 8/1/2028	1,500,000	1,594,817
Series D, 5.00%, 7/15/2027	11,000,000	11,423,504
Series E, 5.00%, 11/15/2027	3,925,000	4,109,408
Series F, 5.00%, 11/15/2029	2,500,000	2,734,510
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2028	3,300,000	3,511,774
		76,214,533
DELAWARE — 0.4%
Delaware State Economic Development Authority Revenue, DE Series A, 3.60%, 1/1/2031	1,000,000	1,026,927
Security Description	Principal Amount	Value
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	$1,100,000	$1,194,198
State of Delaware, General Obligation, DE:
5.00%, 5/1/2029	2,000,000	2,170,533
Series A, 5.00%, 5/1/2026	4,000,000	4,033,165
Series A, 5.00%, 5/1/2028	2,000,000	2,118,889
Series A, 5.00%, 5/1/2029	2,000,000	2,170,534
University of Delaware Revenue, DE Series A, 5.00%, 11/1/2030	2,500,000	2,787,212
		15,501,458
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Income Tax Revenue, DC Series B, 5.00%, 10/1/2029	6,980,000	7,614,132
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2026	2,500,000	2,544,745
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,413,341
Series A, 5.00%, 8/1/2029	2,500,000	2,717,251
Series B, 5.00%, 6/1/2028	6,000,000	6,356,313
Series B, 5.00%, 8/1/2028	3,650,000	3,881,571
Series E, 5.00%, 2/1/2028	2,235,000	2,349,556
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2027	4,500,000	4,670,485
Series A, 5.00%, 7/15/2028	2,255,000	2,390,509
		34,937,903
FLORIDA — 2.6%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026	2,370,000	2,399,469
Central Florida Expressway Authority Revenue, FL:
Series B, 4.00%, 7/1/2030	1,795,000	1,804,182
Series A, 5.00%, 7/1/2029	2,400,000	2,593,709
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,490,971
5.00%, 10/1/2029	1,600,000	1,741,106
Series A, 5.00%, 10/1/2028	1,000,000	1,064,979
City of South Miami Health Facilities Authority, Inc. Revenue, FL Series B, VRN, 5.00%, 8/15/2065 (b)	1,975,000	2,129,448
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,278,067

See accompanying notes to financial statements.
107

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	$1,095,000	$1,168,257
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,574,490
County of Miami-Dade Revenue, FL 5.00%, 6/1/2027	1,455,000	1,502,762
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,448,935
Series B, 5.00%, 10/1/2028	2,000,000	2,134,352
Series B, 5.00%, 10/1/2030	2,000,000	2,224,897
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2029	2,000,000	2,166,305
Florida Development Finance Corp. Revenue, FL 5.00%, 11/15/2027	1,005,000	1,043,399
Florida Insurance Assistance Interlocal Agency, Inc. Revenue, FL Series A-1, 5.00%, 9/1/2027	1,500,000	1,520,963
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2030	2,850,000	3,151,627
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (a)	5,000,000	5,432,180
JEA Electric System Revenue, FL Series THREE, Assured Guaranty, Inc., 5.00%, 10/1/2028 (a)	2,215,000	2,357,108
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,293,491
Series A, 5.00%, 10/1/2028	1,130,000	1,204,357
Series A, 5.00%, 10/1/2029	1,000,000	1,087,071
Lee County School Board, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	1,000,000	1,102,455
Orange County Health Facilities Authority Revenue, FL Series A, 5.00%, 10/1/2030	1,000,000	1,100,716
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,865,061
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,258,972
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,587,627
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2029	$2,120,000	$2,289,634
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	1,250,000	1,263,506
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 5.00%, 7/1/2028	12,130,000	12,871,882
Series A, 5.00%, 7/1/2029	3,000,000	3,250,504
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2028	5,000,000	5,302,850
Series A, 5.00%, 6/1/2029	5,000,000	5,426,427
Series B, 5.00%, 6/1/2028	4,980,000	5,281,639
USF Financing Corp. Revenue, FL 5.00%, 7/1/2030	1,100,000	1,208,444
		92,621,842
GEORGIA — 3.2%
Athens Housing Authority Revenue, GA VRN, 3.23%, 6/1/2045 (b)	1,000,000	1,002,583
Bartow County Development Authority Revenue, GA Series 2013, VRN, 2.90%, 8/1/2043 (b)	4,500,000	4,473,825
Cherokee County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,382,214
Series B, State Aid Withholding, 5.00%, 2/1/2028	5,000,000	5,251,075
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	2,635,000	2,877,802
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,097,577
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,419,253
County of Fulton Water & Sewerage Revenue, GA 5.00%, 1/1/2029	1,000,000	1,074,844
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (b)	5,725,000	5,670,304
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,201,115

See accompanying notes to financial statements.
108

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	$2,630,000	$2,729,478
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (b)	7,000,000	7,067,402
Series A, VRN, 4.00%, 9/1/2052 (b)	4,105,000	4,203,978
Series C, 4.00%, 8/1/2052 (b) (c)	2,250,000	2,247,655
Series A, VRN, 5.00%, 6/1/2053 (b)	4,705,000	4,960,293
Series B, 5.00%, 12/1/2029	1,500,000	1,589,863
Series B, VRN, 5.00%, 12/1/2052 (b)	7,635,000	7,984,589
Series B, VRN, 5.00%, 7/1/2053 (b)	6,000,000	6,332,213
Series C, VRN, 5.00%, 9/1/2053 (b)	4,710,000	5,013,275
Series D, 5.00%, 5/1/2054 (b)	1,500,000	1,587,050
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	5,965,000	6,337,429
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2028	3,795,000	3,838,808
Series HH, 5.00%, 1/1/2029	1,115,000	1,168,106
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	5,000,000	5,115,266
Series C, 4.00%, 1/1/2029	7,565,000	7,908,976
Series A, 5.00%, 7/1/2027	5,000,000	5,188,351
		113,723,324
GUAM — 0.0% *
Territory of Guam Revenue, GU:
Series G, 5.00%, 1/1/2028	500,000	518,296
Series G, 5.00%, 1/1/2029	500,000	527,326
		1,045,622
HAWAII — 0.5%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,031,996
Series E, 5.00%, 3/1/2027	2,500,000	2,572,906
Series E, 5.00%, 3/1/2028	2,000,000	2,108,244
Series E, 5.00%, 3/1/2029	2,500,000	2,694,650
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,935,422
State of Hawaii Department of Budget & Finance Revenue, HI Series A, 5.00%, 7/1/2030	2,290,000	2,513,824
Security Description	Principal Amount	Value
State of Hawaii, General Obligation, HI Series FT, 5.00%, 1/1/2030	$1,045,000	$1,097,386
		16,954,428
IDAHO — 0.4%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,820,488
Series A, 5.00%, 8/15/2028	1,650,000	1,757,488
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	3,930,000	4,262,482
Series A, 5.00%, 6/1/2029	5,000,000	5,423,005
		13,263,463
ILLINOIS — 3.3%
Board of Trustees of the University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,784,948
Series A, 5.00%, 4/1/2030	4,265,000	4,658,794
Chicago O'Hare International Airport Revenue, IL:
Series C, 5.00%, 1/1/2029	1,565,000	1,566,776
Series C, 5.00%, 1/1/2031	1,475,000	1,476,674
Series D, 5.00%, 1/1/2029	2,000,000	2,132,294
Series D, 5.25%, 1/1/2030	2,000,000	2,051,604
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,356,016
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	1,000,000	1,084,779
City of Chicago, General Obligation, IL:
Series A, 5.00%, 1/1/2027	3,865,000	3,910,325
Series A, 5.00%, 1/1/2029	1,000,000	1,034,313
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,087,284
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2029	1,000,000	1,089,468
Illinois Finance Authority Revenue, IL:
Series C, 3.75%, 2/15/2034	2,645,000	2,680,578
Series A, 5.00%, 10/1/2028	2,280,000	2,422,097
Series A, 5.00%, 8/15/2029	1,160,000	1,254,797
Series A, 5.00%, 11/15/2030	1,650,000	1,778,905
Series A, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,075,839
Series B, 5.00%, 1/1/2030	3,000,000	3,284,713
Series C, 5.00%, 2/15/2028	1,335,000	1,367,270

See accompanying notes to financial statements.
109

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2030 (a)	$3,500,000	$3,820,033
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2029	1,670,000	1,788,983
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (a)	4,000,000	3,525,319
Series B, 5.00%, 12/15/2027	1,250,000	1,252,404
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,540,507
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2028	3,250,000	3,380,390
State of Illinois Sales Tax Revenue, IL:
Series D, 4.00%, 6/15/2030	1,225,000	1,228,371
Series A, 5.00%, 6/15/2027	3,675,000	3,790,374
State of Illinois, General Obligation, IL:
5.00%, 2/1/2027	5,330,000	5,449,982
5.00%, 2/1/2028	5,000,000	5,112,639
5.00%, 2/1/2029	1,000,000	1,021,956
Series A, 5.00%, 10/1/2028	1,710,000	1,806,866
Series A, 5.00%, 3/1/2030	1,135,000	1,226,429
Series B, 5.00%, 9/1/2030	10,000,000	10,903,536
Series C, 5.00%, 5/1/2027	1,000,000	1,028,633
Series C, 5.00%, 11/1/2029	2,000,000	2,072,280
Series D, 5.00%, 11/1/2028	7,890,000	8,184,142
Series B, 5.25%, 9/1/2027	10,000,000	10,394,070
Series B, 5.25%, 9/1/2029	10,000,000	10,822,038
		115,446,426
INDIANA — 0.4%
Indiana Finance Authority Revenue, IN:
Series B, 2.50%, 11/1/2030	2,425,000	2,324,539
5.00%, 9/1/2029	1,100,000	1,115,932
Series A, 5.00%, 2/1/2029	2,515,000	2,709,811
Series D, VRN, 5.00%, 10/1/2064 (b)	2,910,000	3,108,281
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	1,992,540
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2029	1,100,000	1,176,738
Security Description	Principal Amount	Value
State Intercept, 5.00%, 1/15/2030	$1,000,000	$1,082,113
		13,509,954
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2030	3,300,000	3,659,167
KANSAS — 0.3%
Kansas Development Finance Authority Revenue, KS Series B, VRN, 5.00%, 11/15/2054 (b)	1,800,000	1,901,995
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	3,500,000	3,556,983
Series A, 5.00%, 9/1/2028	4,000,000	4,261,938
		9,720,916
KENTUCKY — 1.4%
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	2,425,000	2,461,742
Kentucky Economic Development Finance Authority Revenue, KY Series B, 5.00%, 8/15/2028	1,445,000	1,491,892
Kentucky Housing Corp. Revenue, KY Housing and Urban Development, 3.15%, 5/1/2030 (b)	1,000,000	1,000,928
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (b)	7,000,000	7,067,833
Series C, VRN, 4.00%, 2/1/2050 (b)	5,000,000	5,065,052
Series A, 5.00%, 5/1/2055 (b)	2,395,000	2,517,185
Series A, VRN, 5.25%, 6/1/2055 (b)	10,500,000	11,107,288
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 10/1/2027	1,975,000	2,058,838
Series A, 5.00%, 4/1/2029	2,375,000	2,553,295
Series A, 5.00%, 10/1/2029	2,520,000	2,737,725
Series B, 5.00%, 11/1/2027	1,000,000	1,044,515
Series B, 5.00%, 11/1/2028	1,670,000	1,781,871
Series B, 5.00%, 4/1/2029	4,715,000	5,068,963
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	2,000,000	2,022,483
		47,979,610

See accompanying notes to financial statements.
110

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 0.7%
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2031	$1,610,000	$1,789,572
Louisiana Public Facilities Authority Revenue, LA Series B, 5.00%, 5/15/2030	2,000,000	2,163,689
Parish of St. John the Baptist Revenue, LA Series 2017B-2, VRN, 2.38%, 6/1/2037 (b)	2,935,000	2,928,269
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,862,875
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,284,996
5.00%, 9/1/2028	3,305,000	3,515,263
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 2/1/2028	2,000,000	2,102,969
Series A, 5.00%, 2/1/2029	2,000,000	2,151,832
		23,799,465
MAINE — 0.2%
Maine Turnpike Authority Revenue, ME:
5.00%, 7/1/2027	1,750,000	1,814,088
5.00%, 7/1/2028	2,500,000	2,652,340
5.00%, 7/1/2029	2,380,000	2,580,480
5.00%, 7/1/2030	365,000	403,757
		7,450,665
MARYLAND — 3.0%
County of Baltimore, General Obligation, MD 5.00%, 2/1/2028	4,000,000	4,210,939
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	5,000,000	5,202,848
Series A, 5.00%, 8/1/2028	11,775,000	12,543,668
Series A, 5.00%, 8/1/2029	3,000,000	3,269,420
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,099,867
Series B, 5.00%, 9/1/2026	7,985,000	8,119,253
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,337,002
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	3,530,000	3,747,662
Series A, 5.00%, 7/1/2029	4,460,000	4,843,334
State of Maryland Department of Transportation Revenue, MD:
Series 2022-B, 5.00%, 12/1/2026	1,250,000	1,278,830
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,878,772
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$1,175,000	$1,255,549
Series B, 5.00%, 10/1/2030	11,395,000	12,719,655
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,506,315
Series C, 4.00%, 3/1/2029	9,245,000	9,676,899
Series A, 5.00%, 6/1/2028	1,110,000	1,177,555
Series A, 5.00%, 3/15/2029	8,370,000	9,030,084
Series A, 5.00%, 6/1/2029	1,500,000	1,625,978
Series C, 5.00%, 3/1/2026	9,500,000	9,538,220
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,000,000	1,055,801
		106,117,651
MASSACHUSETTS — 2.4%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,249,212
Commonwealth of Massachusetts Transportation Fund Revenue, MA Series A, 5.00%, 6/1/2029	1,250,000	1,359,178
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 5/1/2028	2,000,000	2,116,599
Series A, 5.00%, 3/1/2029	3,000,000	3,236,624
Series A, 5.00%, 10/1/2029	1,350,000	1,475,739
Series A, 5.00%, 7/1/2030	1,000,000	1,109,375
Series B, 5.00%, 5/1/2027	1,595,000	1,648,262
Series B, 5.00%, 10/1/2027	7,835,000	8,179,927
Series B, 5.00%, 5/1/2028	2,450,000	2,592,833
Series B, 5.00%, 5/1/2029	1,450,000	1,570,291
Series B, 5.00%, 6/1/2030	2,000,000	2,214,966
Series D, 5.00%, 11/1/2028	5,000,000	5,353,346
Series G, 5.00%, 12/1/2029	5,000,000	5,486,091
Series G, 5.00%, 12/1/2030	1,500,000	1,680,151
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2027	1,000,000	1,027,173
5.00%, 2/1/2028	2,750,000	2,901,224
5.00%, 2/1/2029	7,295,000	7,886,723
5.00%, 2/1/2030	2,750,000	3,041,533
Series 26A, 5.00%, 2/1/2029	2,500,000	2,702,784
Series 26A, 5.00%, 2/1/2030	1,595,000	1,764,089
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	1,670,000	1,745,756
Series FF, 5.00%, 10/1/2027	2,145,000	2,234,892
Series FF, 5.00%, 10/1/2028	1,000,000	1,065,336
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2030 (a)	3,165,000	3,471,393
Massachusetts Housing Finance Agency Revenue, MA:
Series C-3, 3.15%, 6/1/2030	2,835,000	2,845,329
Series A-3, 3.75%, 6/1/2029	2,500,000	2,549,052

See accompanying notes to financial statements.
111

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts School Building Authority Revenue, MA Series B, 5.00%, 2/15/2030	$1,500,000	$1,658,549
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,538,691
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2027	5,500,000	5,718,777
		85,423,895
MICHIGAN — 1.7%
Birmingham City School District, General Obligation, MI 5.00%, 5/1/2028	1,250,000	1,319,406
Forest Hills Public Schools, General Obligation, MI Series I, 5.00%, 5/1/2028	1,575,000	1,663,552
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series A, 5.00%, 7/1/2026	1,500,000	1,517,816
Series A, 5.00%, 7/1/2030	3,000,000	3,316,127
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,529,693
Michigan Finance Authority Revenue, MI:
Series D-1, VRN, 1.20%, 10/15/2030 (b)	2,315,000	2,195,485
5.00%, 11/15/2028	4,800,000	4,884,444
Series A, 5.00%, 4/15/2027	1,335,000	1,374,104
Series A, 5.00%, 10/1/2028	7,195,000	7,678,926
Series A, 5.00%, 6/1/2029	1,000,000	1,064,939
Series A-MI, 5.00%, 12/1/2026	2,000,000	2,043,000
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2026	5,000,000	5,098,944
Series II, 5.00%, 10/15/2027	3,500,000	3,657,580
Series II, 5.00%, 10/15/2028	2,800,000	2,990,185
Michigan State Hospital Finance Authority Revenue, MI Series C, 5.00%, 12/1/2030	1,340,000	1,401,104
Michigan State Housing Development Authority Revenue, MI Series A, 3.30%, 10/1/2030	4,285,000	4,276,325
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,523,346
Series A, 5.00%, 8/15/2028	1,000,000	1,063,388
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,065,246
5.00%, 11/15/2028	3,500,000	3,748,813
Security Description	Principal Amount	Value
State of Michigan, General Obligation, MI 4.00%, 5/1/2029	$1,000,000	$1,004,414
Wayne County Airport Authority Revenue, MI Series E, 5.00%, 12/1/2030	1,000,000	1,111,274
		59,528,111
MINNESOTA — 1.4%
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	3,000,000	3,230,526
Metropolitan Council, General Obligation, MN Series C, 5.00%, 12/1/2028	1,000,000	1,071,863
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	1,000,000	1,021,730
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,180,216
Southern Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2030	2,100,000	2,293,359
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,422,259
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2029	10,000,000	10,876,530
Series D, 5.00%, 8/1/2027	8,500,000	8,842,147
Stillwater Independent School District No. 834, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	8,745,000	9,395,409
		49,334,039
MISSISSIPPI — 0.0% *
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029	1,000,000	1,071,247
MISSOURI — 0.7%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,136,861
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 5.00%, 6/1/2030	2,900,000	3,148,226
Series B, 5.00%, 11/15/2030	1,000,000	1,093,995

See accompanying notes to financial statements.
112

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series C, VRN, 5.00%, 5/1/2052 (b)	$2,000,000	$2,099,173
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,843,727
5.00%, 3/1/2029	1,500,000	1,613,941
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2026	5,000,000	5,040,290
Series A, 5.00%, 5/1/2030	3,000,000	3,317,823
		25,294,036
MONTANA — 0.0% *
Montana Facility Finance Authority Revenue, MT Series B, VRN, 5.00%, 2/15/2065 (b)	1,000,000	1,061,275
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	2,065,000	2,154,439
Series A, 5.00%, 5/1/2054 (b)	1,000,000	1,066,535
Omaha Public Power District Revenue, NE Series B, 5.00%, 2/1/2027	3,000,000	3,080,804
		6,301,778
NEVADA — 1.0%
Clark County School District, General Obligation, NV Series B, 5.00%, 6/15/2030	10,000,000	11,016,548
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2028	5,000,000	5,302,310
Series A, 5.00%, 7/1/2029	5,015,000	5,428,859
County of Clark Revenue, NV:
5.00%, 7/1/2026	4,490,000	4,544,936
5.00%, 7/1/2028	5,000,000	5,307,053
County of Clark, General Obligation, NV Series A, 5.00%, 11/1/2027	2,495,000	2,513,820
		34,113,526
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (b)	5,000,000	5,016,581
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (a)	2,370,000	2,453,923
		7,470,504
Security Description	Principal Amount	Value
NEW JERSEY — 3.1%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	$3,500,000	$3,513,481
New Jersey Economic Development Authority Revenue, NJ:
Series A, 3.38%, 7/1/2030	500,000	493,021
Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	2,005,000	2,061,833
Series A, 5.00%, 11/1/2029	5,595,000	6,073,440
Series FFF, 5.00%, 6/15/2027	1,000,000	1,034,639
Series RRR, 5.00%, 3/1/2028	5,340,000	5,610,948
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	12,865,841
Series A, 5.00%, 5/15/2027	1,805,000	1,862,843
Series A, 5.00%, 5/15/2028	1,550,000	1,635,295
Series C, 5.00%, 3/1/2029	4,500,000	4,859,363
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
5.00%, 7/1/2030	1,250,000	1,349,250
Series A, 5.00%, 7/1/2028	2,300,000	2,358,238
Series A, 5.00%, 7/1/2029	1,715,000	1,734,563
New Jersey Housing & Mortgage Finance Agency Revenue, NJ Series B, 3.05%, 11/1/2029	3,625,000	3,611,209
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series 2014-BB-2, 5.00%, 6/15/2030	1,255,000	1,377,366
Series A, 5.00%, 6/15/2027	1,775,000	1,836,483
Series A, 5.00%, 12/15/2027	12,250,000	12,823,127
Series A, 5.00%, 6/15/2029	4,780,000	4,901,112
Series A, 5.00%, 6/15/2030	4,000,000	4,036,459
Series A-1, 5.00%, 6/15/2027	3,170,000	3,201,733
Series A-1, 5.00%, 6/15/2028	1,110,000	1,120,393
Series AA, 5.00%, 6/15/2030	6,000,000	6,585,809
Series BB, 5.00%, 6/15/2029	3,700,000	3,942,720
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2030	1,685,000	1,841,287
Series B, 5.00%, 1/1/2028	2,070,000	2,169,528
Series B, 5.00%, 1/1/2029	5,000,000	5,355,639
Series B, 5.00%, 1/1/2030	3,755,000	4,103,285
State of New Jersey, General Obligation, NJ:
2.00%, 6/1/2029	5,000,000	4,806,093
Series A, 5.00%, 6/1/2029	3,235,000	3,501,057
		110,666,055
NEW MEXICO — 1.3%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	3,400,000	3,222,943

See accompanying notes to financial statements.
113

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, VRN, 3.90%, 6/1/2040 (b)	$1,500,000	$1,519,939
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026	5,215,000	5,273,674
Series A, 5.00%, 6/15/2027	5,000,000	5,182,637
Series C, 5.00%, 12/15/2027	1,000,000	1,048,934
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (b)	5,000,000	5,336,998
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,377,441
Series B, 5.00%, 7/1/2029	5,000,000	5,415,762
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2029	1,000,000	1,077,860
5.50%, 3/1/2028	4,000,000	4,251,421
		44,707,609
NEW YORK — 13.8%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,546,464
Series B, 5.00%, 11/1/2028	4,000,000	4,304,308
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,549,850
Series A, 5.00%, 8/1/2027	3,725,000	3,873,053
Series A, 5.00%, 8/1/2029	7,500,000	8,143,967
Series A-1, 5.00%, 8/1/2028	1,065,000	1,131,496
Series B-1, 5.00%, 10/1/2028	1,305,000	1,391,661
Series B-3, 5.00%, 9/1/2027	13,250,000	13,804,666
Series C, 5.00%, 8/1/2027	30,305,000	31,509,499
Series F, 5.00%, 8/1/2028	3,000,000	3,187,312
Series F, 5.00%, 8/1/2029	5,000,000	5,429,311
Series F-1, 5.00%, 8/1/2027	3,740,000	3,888,650
Series F-1, 5.00%, 8/1/2028	1,600,000	1,699,900
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2030	4,000,000	4,465,369
Metropolitan Transportation Authority Revenue, NY:
Series A1, 5.00%, 11/15/2027	1,065,000	1,073,279
Series B, 5.00%, 11/15/2027	3,340,000	3,486,183
Series B, 5.00%, 11/15/2030	7,500,000	8,273,037
Series C1, 5.00%, 11/15/2029	1,125,000	1,182,253
Series C-1, 5.00%, 11/15/2029	1,115,000	1,134,780
Series D, 5.00%, 11/15/2029	5,750,000	5,852,002
Series D, 5.00%, 11/15/2030	1,040,000	1,057,910
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2030	1,400,000	1,550,039
Security Description	Principal Amount	Value
New York City Housing Development Corp. Revenue, NY:
Series A, VRN, 3.25%, 11/1/2065 (b) (d)	$10,000,000	$10,044,015
Series A-1, 3.38%, 11/15/2029	1,000,000	1,000,206
Series A-2, VRN, 3.73%, 5/1/2063 (b)	1,000,000	1,003,114
Series C-2, VRN, 3.75%, 5/1/2065 (b)	5,500,000	5,585,010
Series B-2, VRN, 3.95%, 11/1/2064 (b)	1,000,000	1,021,327
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 5.00%, 1/1/2028 (a)	1,000,000	1,043,902
New York City Municipal Water Finance Authority Revenue, NY:
Series BB, 5.00%, 6/15/2028	9,385,000	9,983,861
Series BB, 5.00%, 6/15/2029	7,000,000	7,616,368
Series CC, 5.00%, 6/15/2029	7,000,000	7,616,368
Series DD, 5.00%, 6/15/2026	1,525,000	1,542,504
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-2, State Aid Withholding, 5.00%, 7/15/2030	4,500,000	5,000,151
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	17,986,448
Series A, 5.00%, 5/1/2027	4,370,000	4,507,783
Series A-1, 5.00%, 11/1/2026	4,000,000	4,081,370
Series B, 5.00%, 5/1/2027	2,570,000	2,651,030
Series B, 5.00%, 5/1/2028	4,000,000	4,225,732
Series B-1, 5.00%, 11/1/2028	4,420,000	4,722,338
Series C, 5.00%, 2/1/2028	1,140,000	1,197,506
Series C, 5.00%, 5/1/2028	2,630,000	2,778,419
Series C, 5.00%, 5/1/2029	2,335,000	2,521,703
Series C-1, 5.00%, 11/1/2027	2,895,000	3,021,222
Series E, 5.00%, 11/1/2029	1,500,000	1,637,586
Series E-1, 5.00%, 11/1/2028	2,725,000	2,911,396
Series F-1, 5.00%, 11/1/2029	4,400,000	4,803,585
Series G-1, 5.00%, 5/1/2029	8,225,000	8,882,659
Series G-1, 5.00%, 11/1/2029	3,500,000	3,821,034
Series H, 5.00%, 11/1/2029	2,600,000	2,838,482
New York State Dormitory Authority Revenue, NY:
Series 2025A, 5.00%, 7/1/2028	2,675,000	2,840,744
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2026 (a)	2,500,000	2,546,055

See accompanying notes to financial statements.
114

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2027	$4,255,000	$4,383,785
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (a)	3,600,000	3,759,747
Series A, 5.00%, 3/15/2028	7,365,000	7,767,770
Series A, 5.00%, 7/1/2028	3,000,000	3,152,851
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2028 (a)	11,440,000	12,237,474
Series A, 5.00%, 3/15/2029	20,000,000	21,577,262
Series A, 5.00%, 7/1/2029	4,250,000	4,614,094
Series A, 5.00%, 3/15/2030	1,000,000	1,103,966
Series A, 5.00%, 7/1/2030	2,000,000	2,214,252
Series A-1, 5.00%, 3/15/2028	7,725,000	8,157,690
Series B, 5.00%, 3/15/2030	5,715,000	6,309,163
Series B, 5.00%, 7/1/2030	1,500,000	1,664,062
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	3,893,531
Series A, 5.00%, 6/15/2028	5,000,000	5,321,517
Series B, 5.00%, 6/15/2027	6,000,000	6,229,649
Series B, 5.00%, 5/15/2028	1,500,000	1,593,184
Series B, 5.00%, 6/15/2028	2,455,000	2,612,865
Series B, 5.00%, 5/15/2029	1,000,000	1,088,320
New York State Housing Finance Agency Revenue, NY:
Series A-2, 2.50%, 11/1/2060 (b)	1,255,000	1,244,197
Series D-2, 3.10%, 5/1/2062 (b)	815,000	815,018
Series D-2, VRN, 3.15%, 5/1/2065 (b)	7,000,000	7,011,689
Series D-2, VRN, 3.20%, 5/1/2065 (b)	4,500,000	4,506,884
Series B-2, VRN, 3.30%, 12/15/2054 (b)	2,835,000	2,839,579
Series C-2, VRN, 3.30%, 5/1/2065 (b)	3,000,000	3,011,904
Series B-2, VRN, 3.35%, 12/15/2054 (b)	2,110,000	2,121,018
Series B-2, VRN, 3.45%, 11/1/2063 (b)	1,000,000	1,001,623
Series A-2, Housing and Urban Development, 3.50%, 11/1/2064 (b)	1,000,000	1,008,428
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	4,005,000	4,033,012
New York State Thruway Authority Revenue, NY Series A, 5.00%, 3/15/2027	10,955,000	11,278,770
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,864,950
Series 243, 5.00%, 12/1/2026	8,000,000	8,186,634
Series 243, 5.00%, 12/1/2028	6,820,000	7,316,077
Security Description	Principal Amount	Value
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	$1,500,000	$1,588,933
Series B, 5.00%, 3/15/2028	1,525,000	1,615,415
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	17,200,000	17,568,293
Series A, 5.00%, 11/15/2026	1,000,000	1,022,184
Series A, 5.00%, 11/15/2027	10,000,000	10,477,325
Series A, 5.00%, 11/15/2028	5,000,000	5,361,056
Series A-2, 5.00%, 11/15/2029	1,040,000	1,140,379
Series B, 5.00%, 5/15/2027	10,875,000	11,253,447
Series B, 5.00%, 11/15/2028	13,335,000	14,238,930
Series B-2, 5.00%, 3/15/2029	5,000,000	5,416,828
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,054,801
Series 1, 5.00%, 12/15/2028	3,970,000	4,060,726
Series TE-2, 5.00%, 6/15/2030	1,750,000	1,856,593
		483,542,782
NORTH CAROLINA — 2.3%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,138,122
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,700,973
5.00%, 7/1/2027	1,500,000	1,556,505
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,059,144
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,509,341
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2027	1,300,000	1,354,030
5.00%, 9/1/2028	1,675,000	1,787,772
City of Raleigh Revenue, NC 5.00%, 10/1/2026	5,000,000	5,089,491
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	1,500,000	1,584,265
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,263,927
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,330,135
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,273,974
County of Mecklenburg Revenue, NC 5.00%, 2/1/2030	3,000,000	3,297,253

See accompanying notes to financial statements.
115

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2027	$2,000,000	$2,084,457
Series B, 5.00%, 2/1/2029	5,000,000	5,390,235
County of Wake Revenue, NC Series A, 5.00%, 5/1/2030	2,200,000	2,433,166
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	4,000,000	4,234,973
North Carolina Medical Care Commission Revenue, NC Series B, VRN, 5.00%, 6/1/2055 (b)	3,500,000	3,819,325
North Carolina Municipal Power Agency No. 1 Revenue, NC Series A, 5.00%, 1/1/2027	1,955,000	1,978,035
North Carolina Turnpike Authority Revenue, NC Assured Guaranty, Inc., 5.00%, 1/1/2027 (a)	1,415,000	1,445,554
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,361,955
Series A, 5.00%, 5/1/2029	4,000,000	4,325,031
Series B, 5.00%, 5/1/2027	1,000,000	1,033,393
State of North Carolina, General Obligation, NC:
Series C, 5.00%, 6/1/2027	3,000,000	3,107,003
Series C, 5.00%, 6/1/2030	5,665,000	6,286,427
		79,444,486
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,635,332
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,463,445
		7,098,777
OHIO — 2.3%
American Municipal Power, Inc. Revenue, OH Series A, 5.00%, 2/15/2029	1,000,000	1,002,717
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2026	1,000,000	1,012,087
City of Columbus, General Obligation, OH:
5.00%, 4/1/2027	3,745,000	3,862,114
5.00%, 4/1/2029	5,485,000	5,926,490
Series 1, 5.00%, 2/15/2026	5,000,000	5,014,563
Series A, 5.00%, 4/1/2028	1,095,000	1,156,743
Columbus-Franklin County Finance Authority Revenue, OH VRN, 3.19%, 6/1/2044 (b)	1,000,000	1,003,158
Security Description	Principal Amount	Value
County of Allen Hospital Facilities Revenue, OH:
Series A, 5.00%, 8/1/2029	$1,000,000	$1,044,371
Series B-1, VRN, 5.00%, 10/1/2049 (b)	2,000,000	2,062,816
County of Franklin Revenue, OH Series A, 5.00%, 11/1/2027	750,000	782,001
Lancaster Port Authority Revenue, OH Series A, VRN, 5.00%, 2/1/2055 (b)	1,000,000	1,062,651
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,070,434
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2028	1,000,000	1,050,886
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
5.00%, 12/1/2030	2,000,000	2,239,906
Series A, 5.00%, 6/1/2028	1,000,000	1,060,304
Series A, 5.00%, 12/1/2028	3,000,000	3,217,953
Series E, 5.00%, 12/1/2029	5,000,000	5,485,502
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,048,543
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,072,140
Series 2024-1, 5.00%, 12/15/2027	1,500,000	1,572,815
Series A, 5.00%, 2/1/2029	3,000,000	3,225,620
Series A, 5.00%, 1/15/2030	5,000,000	5,394,516
Series B, 5.00%, 1/1/2028	3,000,000	3,138,803
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,268,023
Series A, 5.00%, 3/15/2029	1,365,000	1,474,269
Series A, 5.00%, 9/1/2029	3,200,000	3,492,378
Series B, 5.00%, 9/15/2028	5,000,000	5,339,861
Series B, 5.00%, 11/1/2029	7,000,000	7,668,114
Series Y, 5.00%, 5/1/2026	2,500,000	2,520,395
Series Y, 5.00%, 5/1/2027	750,000	775,045
Series Y, 5.00%, 5/1/2028	1,000,000	1,058,696
		80,103,914
OKLAHOMA — 0.7%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	2,000,000	1,999,265
Garfield County Educational Facilities Authority Revenue, OK Series A, 5.00%, 9/1/2028	1,135,000	1,148,667

See accompanying notes to financial statements.
116

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2026	$2,000,000	$2,023,874
Series A, 5.00%, 7/1/2027	1,250,000	1,295,403
Series A, 5.00%, 7/1/2028	2,250,000	2,382,113
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,549,007
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,260,925
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2030	1,000,000	1,096,403
		23,755,657
OREGON — 0.9%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 12/1/2028	4,015,000	4,304,466
Series B, 5.00%, 6/1/2029	3,660,000	3,968,388
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,246,675
Metro, General Obligation, OR 5.00%, 6/1/2028	3,000,000	3,182,436
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2029	2,000,000	2,159,745
Series C, 5.00%, 4/1/2026	4,550,000	4,577,401
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2028	1,000,000	1,058,720
Series A, 5.00%, 5/1/2027	2,050,000	2,118,456
Series A, 5.00%, 5/1/2029	4,550,000	4,930,201
Series A, 5.00%, 5/1/2030	2,500,000	2,769,196
		32,315,684
PENNSYLVANIA — 2.5%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 7/15/2030	1,000,000	1,071,789
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2030	500,000	556,077
City of Philadelphia Water & Wastewater Revenue, PA Series C, Assured Guaranty, Inc., 5.00%, 9/1/2030 (a)	1,435,000	1,588,434
City of Philadelphia, General Obligation, PA:
Series C, 5.00%, 8/1/2027	1,000,000	1,036,933
Series C, 5.00%, 8/1/2030	1,800,000	1,986,056
Security Description	Principal Amount	Value
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 10/1/2027	$4,000,000	$4,175,395
Series FIRST, 5.00%, 9/1/2026	19,265,000	19,582,497
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,208,641
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,389,388
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,725,544
Dauphin County General Authority Revenue, PA Series A, 5.00%, 6/1/2029	1,000,000	1,008,151
Geisinger Authority Revenue, PA Series B, VRN, 5.00%, 4/1/2043 (b)	1,500,000	1,520,547
General Authority of Southcentral Pennsylvania Revenue, PA Series A, 5.00%, 6/1/2029	3,000,000	3,227,449
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.00%, 8/15/2030	1,000,000	1,084,685
Pennsylvania Economic Development Financing Authority Revenue, PA Series A, 5.00%, 11/15/2027	2,165,000	2,248,523
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.00%, 12/1/2030	1,070,000	1,092,599
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,767,034
Series 2ND, 5.00%, 12/1/2026	8,000,000	8,179,386
Series A, 5.00%, 12/1/2027	1,000,000	1,047,358
Series A, 5.00%, 12/1/2028	1,100,000	1,178,023
Series A, 5.00%, 12/1/2029	1,660,000	1,817,347
Series B, 5.00%, 12/1/2029	1,715,000	1,877,560
Philadelphia Gas Works Co. Revenue, PA Series 14TH, 5.00%, 10/1/2030	1,500,000	1,525,564
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,955,607
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	6,815,000	7,327,401
Westmoreland County Municipal Authority Revenue, PA Series A, Build America Mutual Assurance Corp., 5.00%, 8/15/2027 (a)	1,000,000	1,035,591
		86,213,579

See accompanying notes to financial statements.
117

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
RHODE ISLAND — 0.1%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2028	$1,455,000	$1,467,655
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 5/15/2030	1,500,000	1,507,700
		2,975,355
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,322,202
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,200,052
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,555,541
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	5,000,000	5,020,199
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2029	1,400,000	1,455,071
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,291,624
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,213,121
Series B, 5.00%, 10/1/2029	1,060,000	1,155,983
		34,213,793
SOUTH DAKOTA — 0.1%
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2030	1,150,000	1,183,889
Series B, 5.00%, 11/1/2027	1,600,000	1,665,349
		2,849,238
TENNESSEE — 1.4%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,367,652
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2029	3,000,000	3,207,991
Security Description	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	$3,000,000	$3,173,606
Series B, 5.00%, 5/15/2029	2,250,000	2,434,333
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	6,500,000	6,687,712
Rutherford County Health & Educational Facilities Board Revenue, TN Series B-1, VRN, 5.00%, 11/15/2048 (b)	2,145,000	2,345,225
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2028 (a)	1,000,000	1,050,231
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,528,899
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	6,000,000	6,101,919
Series A, VRN, 5.00%, 10/1/2054 (b)	6,000,000	6,308,561
Series A, VRN, 5.50%, 10/1/2053 (b)	1,000,000	1,072,620
Tennessee Energy Acquisition Corp. Revenue, TN Series A-1, VRN, 5.00%, 5/1/2053 (b)	6,750,000	6,939,655
		50,218,404
TEXAS — 11.4%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,140,073
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2029 (a)	7,845,000	8,423,216
Allen Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (a)	1,000,000	1,026,925
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (a)	2,015,000	2,115,914
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2028 (a)	3,300,000	3,509,365

See accompanying notes to financial statements.
118

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2027	$5,000,000	$5,202,124
Series A, 5.00%, 8/15/2028	5,000,000	5,315,630
Series A, 5.00%, 8/15/2029	2,160,000	2,347,503
Central Texas Regional Mobility Authority Revenue, TX:
Series A, 5.00%, 1/1/2028	1,500,000	1,570,029
Series C, 5.00%, 1/1/2027	1,475,000	1,479,325
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2030	2,100,000	2,331,528
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	3,200,000	3,265,976
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,193,975
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,125,609
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2030	1,750,000	1,758,192
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	4,000,000	4,200,325
Series B, 5.00%, 2/15/2028	10,000,000	10,500,812
Series B, 5.00%, 2/15/2029	5,000,000	5,363,858
City of Denton, General Obligation, TX 5.00%, 2/15/2026	4,000,000	4,011,602
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,143,286
City of Fort Worth, General Obligation, TX 5.00%, 3/1/2027	2,000,000	2,055,762
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2026	2,000,000	2,042,453
Series C, 5.00%, 11/15/2026	1,115,000	1,138,667
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2026	1,000,000	1,003,907
Series A, 5.00%, 3/1/2028	1,045,000	1,099,318
Series B, 5.00%, 3/1/2026	1,435,000	1,440,606
City of San Antonio Electric & Gas Systems Revenue, TX:
Series B, 3.00%, 2/1/2030	1,000,000	1,002,087
5.00%, 2/1/2027	3,650,000	3,742,868
5.00%, 2/1/2028	1,500,000	1,571,243
Series A, 5.00%, 2/1/2029	1,000,000	1,073,082
Series B, 5.00%, 2/1/2027	1,000,000	1,026,740
Series C, 5.00%, 2/1/2029	1,390,000	1,491,585
Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2029	$3,775,000	$4,050,886
City of San Antonio, General Obligation, TX 5.00%, 2/1/2029	1,125,000	1,207,252
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	1,525,000	1,671,777
Comal Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (a)	1,500,000	1,608,691
Conroe Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (a)	1,565,000	1,646,361
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,523,231
5.00%, 2/15/2029	1,000,000	1,072,461
5.00%, 2/15/2030	1,050,000	1,148,046
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,844,061
Series A, 5.00%, 8/15/2026	3,335,000	3,385,434
Series A, 5.00%, 8/15/2027	2,225,000	2,311,736
Series A, 5.00%, 8/15/2028	7,000,000	7,428,518
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2029	2,000,000	2,173,673
Series A, 5.00%, 9/15/2030	2,475,000	2,741,754
County of Montgomery, General Obligation, TX Series A, 5.00%, 3/1/2031	1,750,000	1,958,484
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	13,000,000	13,954,121
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,995,000	2,140,800
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,190,852
Series A, Permanent School Fund, 5.00%, 2/15/2028 (a)	8,855,000	9,300,342
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,625,732
Dallas Fort Worth International Airport Revenue, TX:
Series B, 5.00%, 11/1/2027	915,000	955,882
Series B, 5.00%, 11/1/2029	1,100,000	1,198,373

See accompanying notes to financial statements.
119

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (a)	$2,075,000	$2,183,314
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,700,000	1,827,947
Series C, Permanent School Fund, 5.00%, 2/15/2028 (a)	5,000,000	5,260,998
Series C, Permanent School Fund, 5.00%, 2/15/2030 (a)	2,450,000	2,688,826
Denton Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2027 (a)	2,250,000	2,334,800
Series C, Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	1,000,000	1,107,881
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (a)	1,250,000	1,314,160
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,250,000	1,343,091
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/15/2030 (a)	2,000,000	2,214,842
Ector County Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 8/15/2026 (a)	3,250,000	3,299,552
Series A, Permanent School Fund, 5.00%, 8/15/2027 (a)	2,135,000	2,220,995
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (a) (b)	2,410,000	2,368,541
Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2054 (a) (b)	6,665,000	6,788,894
Fort Worth Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,400,000	1,502,316
Frisco Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	5,000,000	5,374,756
Security Description	Principal Amount	Value
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	$3,000,000	$3,225,789
Georgetown Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	2,000,000	2,190,852
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	5,080,000	5,280,299
Grapevine-Colleyville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (a)	4,000,000	4,161,115
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 10/1/2028	2,000,000	2,002,495
Series A, 5.00%, 5/15/2029	1,050,000	1,114,116
Series C-3, VRN, 5.00%, 6/1/2032 (b)	1,000,000	1,019,139
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (a)	1,255,000	1,318,383
Houston Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	2,000,000	2,192,494
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (a)	1,400,000	1,439,264
Humble Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (a)	3,050,000	3,274,801
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (a)	2,550,000	2,769,330
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	3,125,000	3,428,340
Lewisville Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2029 (a)	2,500,000	2,719,551
Permanent School Fund, 5.00%, 8/15/2030 (a)	875,000	973,031

See accompanying notes to financial statements.
120

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lower Colorado River Authority Revenue, TX:
Series A, 5.00%, 5/15/2027	$1,000,000	$1,032,744
Series A, 5.00%, 5/15/2030	5,750,000	6,304,160
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	3,000,000	3,217,382
North East Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/1/2027 (a)	2,000,000	2,079,555
Permanent School Fund, 5.00%, 8/1/2029 (a)	2,735,000	2,969,735
North Texas Municipal Water District Water System Revenue, TX 5.00%, 9/1/2027	1,500,000	1,562,092
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,570,505
Series A, 5.00%, 1/1/2028	1,230,000	1,289,631
Series A, 5.00%, 1/1/2029	3,335,000	3,573,309
Series B, 5.00%, 1/1/2030	9,250,000	9,925,071
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 3.00%, 8/1/2053 (a) (b)	2,460,000	2,460,352
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,296,447
Series A, 5.00%, 7/1/2029	7,000,000	7,587,688
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	6,500,000	6,891,542
Series A, 5.00%, 7/1/2029	2,500,000	2,709,889
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	5,000,000	5,365,413
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	3,500,000	3,839,741
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,496,910
Port Authority of Houston of Harris County Texas, General Obligation, TX Series A-2, 5.00%, 10/1/2027	3,155,000	3,290,031
Security Description	Principal Amount	Value
Richardson Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (a)	$1,400,000	$1,404,044
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/1/2044 (a) (b)	1,500,000	1,655,388
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (a)	1,000,000	1,040,117
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,402,387
Sherman Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (a)	625,000	642,388
Spring Branch Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/1/2026 (a)	3,000,000	3,005,878
Permanent School Fund, 5.00%, 2/1/2030 (a)	1,875,000	2,053,905
Spring Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2027 (a)	1,500,000	1,558,960
Permanent School Fund, 5.00%, 8/15/2029 (a)	3,000,000	3,255,867
State of Texas, General Obligation, TX:
5.00%, 10/1/2027	1,000,000	1,043,674
5.00%, 10/1/2028	7,500,000	8,010,010
5.00%, 10/1/2029	3,000,000	3,270,413
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	2,000,000	2,079,909
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series B, VRN, 5.00%, 11/15/2064 (b)	4,795,000	5,170,203
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,578,909
5.00%, 3/1/2029	1,000,000	1,075,013
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,088,328
5.00%, 5/15/2028	1,540,000	1,628,023
Series A, 5.00%, 5/15/2030	1,800,000	1,985,442

See accompanying notes to financial statements.
121

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2026	$1,500,000	$1,526,376
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	7,000,000	7,438,794
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,578,099
Series A, 5.00%, 3/15/2029	1,855,000	1,994,225
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,608,318
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2027	5,000,000	5,156,360
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	4,010,676
Series A, 5.00%, 10/15/2029	2,285,000	2,496,354
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,011,426
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (a)	1,000,000	1,061,243
		402,084,890
U. S. VIRGIN ISLANDS — 0.0% *
Virgin Islands Transportation & Infrastructure Corp. Revenue, VI 5.00%, 9/1/2028	1,000,000	1,047,042
UTAH — 0.5%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,315,474
Series A, 5.00%, 7/1/2028	3,750,000	3,964,403
Nebo School District, General Obligation, UT School Bond Guaranty, 5.00%, 7/1/2027	4,000,000	4,147,685
Utah Transit Authority Revenue, UT 5.00%, 12/15/2029	1,925,000	2,111,542
		16,539,104
Security Description	Principal Amount	Value
VIRGINIA — 1.6%
City of Norfolk, General Obligation, VA Series A, State Aid Withholding, 5.00%, 9/1/2030	$2,500,000	$2,785,940
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,750,000	1,812,170
County of Loudoun, General Obligation, VA Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,243,502
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,453,876
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	2,210,000	2,339,711
Roanoke Economic Development Authority Revenue, VA 5.00%, 7/1/2030	2,405,000	2,640,064
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,001,958
Series A, 5.00%, 2/1/2027	10,000,000	10,270,536
Series B, 5.00%, 2/1/2029	6,580,000	7,077,701
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 5/15/2028	2,000,000	2,116,544
Virginia Housing Development Authority Revenue, VA Series E, 2.90%, 10/1/2029	2,000,000	1,993,129
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	10,000,000	10,397,776
Wise County Industrial Development Authority Revenue, VA Series A, VRN, 3.13%, 10/1/2040 (b)	2,145,000	2,152,563
		55,285,470
WASHINGTON — 3.5%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,673,863
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,113,011
City of Seattle, General Obligation, WA Series A, 5.00%, 11/1/2028	1,595,000	1,707,627

See accompanying notes to financial statements.
122

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of King Sewer Revenue, WA:
Series A, 5.00%, 1/1/2027	$1,000,000	$1,024,977
Series A, 5.00%, 1/1/2028	3,250,000	3,412,105
Series A, 5.00%, 7/1/2030	1,180,000	1,308,425
County of King, General Obligation, WA:
Series A, 5.00%, 7/1/2029	1,750,000	1,902,251
Series B, 5.00%, 12/1/2030	1,000,000	1,118,526
Energy Northwest Revenue, WA:
Series B, 5.00%, 7/1/2026	7,275,000	7,365,096
Series B, 5.00%, 7/1/2028	5,000,000	5,308,303
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,048,480
Series B, 5.00%, 1/1/2027	2,000,000	2,047,959
Series B, 5.00%, 1/1/2029	1,750,000	1,875,573
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	1,660,000	1,816,047
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	1,415,000	1,514,541
Port of Seattle Revenue, WA:
5.00%, 2/1/2030	970,000	971,725
Series A, 5.00%, 3/1/2029	1,485,000	1,599,305
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,082,209
Snohomish County School District No. 201 Snohomish, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2027	1,000,000	1,046,401
Snohomish County School District No. 6 Mukilteo, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	9,000,000	9,197,695
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,407,106
Series R-2022D, 4.00%, 7/1/2026	3,500,000	3,526,502
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,075,719
Series A, 5.00%, 8/1/2028	3,555,000	3,785,045
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,345,860
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,313,304
Security Description	Principal Amount	Value
Series R-2025B, 5.00%, 7/1/2028	$5,000,000	$5,313,304
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,431,498
Series R-2026A, 5.00%, 7/1/2030	10,000,000	11,079,349
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,162,681
Series A, 5.00%, 4/1/2029	7,275,000	7,840,237
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 8/15/2027	2,175,000	2,244,331
Series A, 5.00%, 8/15/2027	1,000,000	1,031,395
Series A, 5.00%, 9/1/2027	875,000	903,666
		121,594,116
WEST VIRGINIA — 0.0% *
West Virginia Economic Development Authority Revenue, WV Series A, VRN, 3.70%, 12/1/2042 (b)	1,000,000	1,018,274
WISCONSIN — 2.0%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	7,745,000	8,449,213
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,502,028
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2029	1,450,000	1,564,542
Public Finance Authority Revenue, WI:
Series 1, VRN, 4.00%, 8/1/2059 (b)	3,267,000	3,272,230
Series 2024-2, VRN, 4.00%, 8/1/2059 (b)	2,500,000	2,505,693
Series A, 5.00%, 6/1/2027	515,000	528,721
Series B, 5.00%, 6/1/2030	4,695,000	5,092,816
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 4/1/2030 (a)	2,000,000	2,190,557
State of Wisconsin, General Obligation, WI:
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,873,468
Series B, 5.00%, 5/1/2027	6,070,000	6,273,506
Series B, 5.00%, 5/1/2028	5,565,000	5,889,566
Wisconsin Department of Transportation Revenue, WI:
Series 1, 5.00%, 7/1/2028	4,485,000	4,763,005
Series 1, 5.00%, 7/1/2029	4,225,000	4,590,059

See accompanying notes to financial statements.
123

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	$2,500,000	$2,492,390
Series A, 5.00%, 6/1/2030	1,775,000	1,925,399
Series A, 5.00%, 8/15/2030	1,680,000	1,834,392
Series B, 5.00%, 10/1/2029	3,000,000	3,249,140
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series B, VRN, 3.10%, 11/1/2056 (b)	3,000,000	3,000,338
		70,997,063
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,443,377,768)		3,468,973,887
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f) (Cost $8,094,284)	8,094,284	8,094,284
TOTAL INVESTMENTS — 99.0% (Cost $3,451,472,052)		3,477,068,171
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		35,283,560
NET ASSETS — 100.0%		$3,512,351,731
(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty, Inc.	1.1%
Build America Mutual Assurance Corp.	0.5%
National Public Finance Guarantee Corp.	0.1%

(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,468,973,887	$—	$3,468,973,887
Short-Term Investment	8,094,284	—	—	8,094,284
TOTAL INVESTMENTS	$8,094,284	$3,468,973,887	$—	$3,477,068,171
See accompanying notes to financial statements.
124

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	56,155,426	$56,155,426	$538,868,462	$586,929,604	$—	$—	8,094,284	$8,094,284	$754,397

See accompanying notes to financial statements.
125

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 9.2%
AUTO MANUFACTURERS — 1.0%
Ford Motor Co. Zero Coupon, 3/15/2026	$30,811,000	$31,974,424
Li Auto, Inc. 0.25%, 5/1/2028	11,353,000	11,444,732
		43,419,156
BIOTECHNOLOGY — 1.1%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	8,036,000	7,708,453
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	9,925,000	11,152,524
2.50%, 3/15/2027 (a)	7,345,000	13,849,144
Guardant Health, Inc. Zero Coupon, 11/15/2027	6,308,000	6,771,196
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026 (a)	8,240,000	11,313,520
		50,794,837
COMMERCIAL SERVICES — 0.5%
Block, Inc.:
Zero Coupon, 5/1/2026 (a)	7,810,000	7,682,931
0.25%, 11/1/2027 (a)	7,660,000	7,085,883
Stride, Inc. 1.13%, 9/1/2027 (a)	5,504,000	7,513,676
		22,282,490
COMPUTERS — 0.7%
Lumentum Holdings, Inc. 0.50%, 12/15/2026	6,230,000	23,097,476
Rapid7, Inc. 0.25%, 3/15/2027	7,900,000	7,476,718
		30,574,194
DIVERSIFIED FINANCIAL SERVICES — 0.2%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	5,352,000	6,918,584
ELECTRONICS — 0.1%
Itron, Inc. Zero Coupon, 3/15/2026	5,510,000	5,455,120
ENERGY-ALTERNATE SOURCES — 0.3%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	8,270,000	8,179,526
Zero Coupon, 3/1/2028 (a)	7,985,000	6,975,856
		15,155,382
ENTERTAINMENT — 0.3%
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (a)	17,007,000	15,577,051
HEALTH CARE PRODUCTS — 0.4%
Exact Sciences Corp.:
0.38%, 3/15/2027	7,065,000	7,371,833
0.38%, 3/1/2028	7,658,000	7,868,365
Security Description	Principal Amount	Value
Haemonetics Corp. Zero Coupon, 3/1/2026	$3,976,000	$3,932,662
		19,172,860
HEALTH CARE SERVICES — 0.3%
Teladoc Health, Inc. 1.25%, 6/1/2027	13,656,000	12,980,711
INTERNET — 2.0%
Airbnb, Inc. Zero Coupon, 3/15/2026	26,354,000	26,107,326
Etsy, Inc.:
0.13%, 10/1/2026	8,855,000	8,956,921
0.13%, 9/1/2027	8,490,000	7,871,673
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a)	13,248,000	14,849,286
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	6,490,000	6,369,026
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	7,872,000	7,076,928
Okta, Inc. 0.38%, 6/15/2026	4,963,000	4,857,884
Sea Ltd. 0.25%, 9/15/2026	15,835,000	15,322,738
		91,411,782
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	6,672,000	8,510,136
MEDIA — 0.2%
Cable One, Inc. Zero Coupon, 3/15/2026	7,955,000	7,837,425
Liberty Interactive LLC:
3.75%, 2/15/2030	6,990,000	420,868
4.00%, 11/15/2029	7,657,000	462,866
		8,721,159
PHARMACEUTICALS — 0.3%
Jazz Investments I Ltd. 2.00%, 6/15/2026 (a)	13,490,000	15,640,171
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027	6,545,000	6,176,975
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	4,775,000	4,620,720
SEMICONDUCTORS — 0.3%
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (a)	10,704,000	12,792,243
SOFTWARE — 1.1%
Akamai Technologies, Inc. 0.38%, 9/1/2027	15,284,000	15,376,468
Dayforce, Inc. 0.25%, 3/15/2026	7,930,000	7,850,303
Dropbox, Inc.:
Zero Coupon, 3/1/2026	9,344,000	9,271,958

See accompanying notes to financial statements.
126

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Zero Coupon, 3/1/2028 (a)	$9,085,000	$9,185,026
RingCentral, Inc. Zero Coupon, 3/15/2026	8,397,000	8,299,595
		49,983,350
TOTAL CORPORATE BONDS & NOTES (Cost $410,606,321)		420,186,921
	Shares
COMMON STOCKS — 0.0% *
ELECTRIC UTILITIES — 0.0% *
Southern Co.	1	87
ENTERTAINMENT — 0.0% *
Take-Two Interactive Software, Inc. (c)	557	142,609
TOTAL COMMON STOCKS (Cost $54,453)		142,696
CONVERTIBLE BONDS — 77.4%
AEROSPACE & DEFENSE — 0.4%
AeroVironment, Inc. (a)	9,175,000	9,983,868
Voyager Technologies, Inc. (b)	5,917,000	6,214,862
		16,198,730
AIRLINES — 0.2%
JetBlue Airways Corp. (d)	3,890,000	3,821,925
JetBlue Airways Corp. (d)	6,837,000	6,631,890
		10,453,815
AUTO COMPONENTS — 2.1%
LCI Industries (b)	6,334,000	7,518,838
Lucid Group, Inc. (b) (d)	15,405,000	9,017,933
Lucid Group, Inc. (b) (d)	12,850,000	9,873,426
NIO, Inc. (d)	7,755,000	7,435,106
NIO, Inc. (d)	7,955,000	7,236,027
Rivian Automotive, Inc. (a) (d)	19,704,000	24,835,316
Rivian Automotive, Inc. (d)	23,280,000	26,150,657
Winnebago Industries, Inc.	4,865,000	4,585,116
		96,652,419
BANKS — 0.2%
BofA Finance LLC	7,300,000	7,926,778
BIOTECHNOLOGY — 3.3%
Alnylam Pharmaceuticals, Inc. (a) (d)	13,803,000	20,314,979
Alnylam Pharmaceuticals, Inc. (b) (d)	8,893,000	8,562,981
Bridgebio Pharma, Inc. (b)	7,911,000	13,730,964
Cytokinetics, Inc. (a) (b)	10,117,000	12,614,078
Guardant Health, Inc. (d)	7,875,000	14,398,177
Guardant Health, Inc. (b) (d)	5,438,000	5,961,244
Halozyme Therapeutics, Inc. (d)	5,605,000	7,440,918
Halozyme Therapeutics, Inc. (a) (b) (d)	10,375,000	10,400,004
Security Description	Shares	Value
Halozyme Therapeutics, Inc. (b) (d)	10,375,000	$10,554,903
Immunocore Holdings PLC (a)	5,216,000	4,708,640
Ionis Pharmaceuticals, Inc. (d)	7,600,000	12,074,880
Ionis Pharmaceuticals, Inc. (b) (d)	10,864,000	11,567,118
Ligand Pharmaceuticals, Inc. (b)	6,420,000	7,522,635
Sarepta Therapeutics, Inc. (d)	12,100,000	9,719,204
		149,570,725
BUILDING PRODUCTS — 0.2%
Meritage Homes Corp. (a)	7,570,000	7,450,697
COMMERCIAL SERVICES & SUPPLIES — 3.2%
Affirm Holdings, Inc.	12,067,000	13,416,332
Alarm.com Holdings, Inc. (a)	6,628,000	6,308,530
Euronet Worldwide, Inc. (a) (b)	12,855,000	11,744,200
Global Payments, Inc. (a)	26,987,000	24,242,962
Hertz Corp. (b)	6,940,000	5,396,266
MARA Holdings, Inc. (b) (d)	13,898,000	9,512,347
MARA Holdings, Inc. (d)	13,475,000	10,673,143
MARA Holdings, Inc. (d)	11,540,000	9,645,824
Shift4 Payments, Inc.	8,456,000	8,156,827
Terawulf, Inc. (b) (d)	6,700,000	10,946,527
Terawulf, Inc. (b) (d)	12,971,000	15,372,581
Terawulf, Inc. (a) (b) (d)	13,836,000	11,971,461
Tetra Tech, Inc.	7,674,000	8,326,060
		145,713,060
COMMUNICATIONS EQUIPMENT — 0.6%
InterDigital, Inc.	6,141,000	25,321,431
CONSTRUCTION & ENGINEERING — 0.2%
Granite Construction, Inc. (a)	4,788,000	7,640,355
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp. (b)	7,521,000	7,677,136
FirstEnergy Corp. (a) (b) (d)	17,769,000	18,849,888
FirstEnergy Corp. (b) (d)	15,300,000	16,480,701
Pinnacle West Capital Corp.	6,943,000	7,423,108
Southern Co. (b) (d)	21,727,000	21,698,320
Southern Co. (d)	10,935,000	11,685,141
TXNM Energy, Inc.	7,014,000	9,412,227
WEC Energy Group, Inc. (d)	11,414,000	12,924,300
WEC Energy Group, Inc. (d)	11,590,000	13,543,379
WEC Energy Group, Inc. (b) (d)	12,011,000	12,174,230
		131,868,430
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Itron, Inc.	11,096,000	11,231,482
Mirion Technologies, Inc. (b) (d)	5,430,000	6,737,381
Mirion Technologies, Inc. (b) (d)	5,063,000	5,494,267
		23,463,130
ENERGY EQUIPMENT & SERVICES — 0.2%
Golar LNG Ltd. (b)	8,000,000	7,728,320
ENTERTAINMENT — 1.3%
Live Nation Entertainment, Inc. (d)	13,387,000	19,476,880

See accompanying notes to financial statements.
127

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Live Nation Entertainment, Inc. (b) (d)	18,253,000	$17,957,849
Live Nation Entertainment, Inc. (a) (d)	14,876,000	15,668,445
Marriott Vacations Worldwide Corp.	7,745,000	7,370,684
		60,473,858
FINANCIAL SERVICES — 3.5%
Coinbase Global, Inc. (a) (d)	16,637,000	16,617,202
Coinbase Global, Inc. (d)	17,053,000	17,508,486
Coinbase Global, Inc. (a) (b) (d)	20,171,000	18,753,584
Coinbase Global, Inc. (b) (d)	20,448,000	18,389,295
Galaxy Digital Holdings LP (b)	17,835,000	13,582,244
JPMorgan Chase Financial Co. LLC	4,710,000	5,468,169
Qfin Holdings, Inc. (a) (b)	7,529,000	6,469,594
SoFi Technologies, Inc. (b)	11,656,000	32,985,548
Twenty One Capital, Inc. (b)	2,960,000	2,825,498
Upstart Holdings, Inc. (b) (d)	9,890,000	8,228,282
Upstart Holdings, Inc. (d)	5,187,000	6,575,041
Upstart Holdings, Inc. (d)	6,146,000	5,392,746
WisdomTree, Inc. (b)	5,930,000	6,138,914
		158,934,603
FOOD PRODUCTS — 0.2%
Post Holdings, Inc.	7,785,000	8,383,978
GAS UTILITIES — 0.3%
UGI Corp.	9,013,000	12,775,747
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Alphatec Holdings, Inc. (b)	5,438,000	8,320,140
CONMED Corp.	10,628,000	10,182,580
Enovis Corp.	5,533,000	5,416,918
Envista Holdings Corp.	6,830,000	6,557,141
Exact Sciences Corp. (b) (d)	8,237,000	11,387,241
Exact Sciences Corp. (a) (b) (d)	8,350,000	10,228,082
Integer Holdings Corp. (a) (b)	13,667,000	12,638,832
iRhythm Technologies, Inc.	8,191,000	11,443,318
Lantheus Holdings, Inc.	7,545,000	8,637,365
Merit Medical Systems, Inc. (a) (b)	10,051,000	12,167,137
Oscar Health, Inc. (b)	5,520,000	5,394,199
Repligen Corp.	8,262,000	9,060,440
TransMedics Group, Inc. (a)	6,131,000	9,166,152
		120,599,545
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Haemonetics Corp.	8,919,000	9,272,460
HOTELS, RESTAURANTS & LEISURE — 0.7%
NCL Corp. Ltd. (a) (b) (d)	4,175,000	4,646,942
NCL Corp. Ltd. (b) (d)	19,320,000	18,697,896
Peloton Interactive, Inc.	4,742,000	7,901,784
		31,246,622
HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands, Inc.	4,336,000	4,098,951
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.8%
Alliant Energy Corp.	8,145,000	$8,480,981
Array Technologies, Inc.	3,104,000	2,808,934
CenterPoint Energy, Inc. (d)	13,100,000	14,362,447
CenterPoint Energy, Inc. (b) (d)	13,350,000	13,519,411
CMS Energy Corp. (a) (d)	10,273,000	11,013,272
CMS Energy Corp. (a) (b) (d)	13,816,000	13,663,333
Duke Energy Corp.	23,178,000	23,895,591
Eos Energy Enterprises, Inc. (b)	8,818,000	8,606,721
Evergy, Inc.	18,941,000	23,089,647
Exelon Corp. (b)	13,326,000	13,312,541
FirstEnergy Corp.	4,035,000	4,124,254
Fluence Energy, Inc.	4,835,000	5,841,695
Fluor Corp.	7,983,000	9,110,200
Granite Construction, Inc.	4,764,000	12,095,558
NextEra Energy Capital Holdings, Inc.	12,880,000	16,004,946
Ormat Technologies, Inc. (a)	5,755,000	7,759,294
PG&E Corp. (a)	28,869,000	29,709,665
Plug Power, Inc. (b)	4,940,000	4,901,320
PPL Capital Funding, Inc. (d)	13,527,000	14,845,477
PPL Capital Funding, Inc. (b) (d)	13,804,000	13,836,577
Sunrun, Inc.	6,525,000	9,227,068
XPLR Infrastructure LP (a) (b)	5,975,000	5,881,312
		266,090,244
INTERACTIVE MEDIA & SERVICES — 8.9%
Alibaba Group Holding Ltd.	67,260,000	104,511,951
DoorDash, Inc. (b)	37,579,000	39,254,648
Etsy, Inc. (d)	12,870,000	11,502,434
Etsy, Inc. (a) (b) (d)	9,585,000	9,717,177
Hims & Hers Health, Inc. (b)	13,194,000	11,426,532
JD.com, Inc.	27,575,000	27,615,259
Lyft, Inc. (a) (d)	6,379,000	7,668,196
Lyft, Inc. (b) (d)	6,567,000	7,408,955
MakeMyTrip Ltd. (b)	19,100,000	18,742,448
Snap, Inc. (d)	7,175,000	6,529,107
Snap, Inc. (d)	9,625,000	8,411,576
Spotify USA, Inc.	20,120,000	22,890,524
Trip.com Group Ltd.	19,957,000	24,568,065
Trump Media & Technology Group Corp. (b)	10,850,000	10,348,947
Uber Technologies, Inc. (a) (d)	23,092,000	30,004,128
Uber Technologies, Inc. (b) (d)	15,346,000	14,992,889
Upwork, Inc.	5,139,000	5,017,977
Wayfair, Inc. (d)	6,762,000	11,323,239
Wayfair, Inc. (d)	7,756,000	17,816,773
Wix.com Ltd. (b)	15,504,000	13,695,768
		403,446,593
INVESTMENT COMPANY SECURITIES — 2.7%
Bitdeer Technologies Group (b) (d)	4,900,000	5,036,171
Bitdeer Technologies Group (b) (d)	5,450,000	5,074,331
Bitfarms Ltd. (b)	9,406,000	5,895,681

See accompanying notes to financial statements.
128

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Cipher Mining, Inc. (b)	17,829,000	$21,226,138
Cleanspark, Inc. (d)	8,661,000	8,941,530
Cleanspark, Inc. (b) (d)	15,290,000	11,563,062
Core Scientific, Inc. (a) (b) (d)	6,120,000	9,587,592
Core Scientific, Inc. (a) (b) (d)	8,352,000	8,786,722
IREN Ltd. (b) (d)	13,912,000	10,378,630
IREN Ltd. (b) (d)	15,310,000	14,335,212
IREN Ltd. (b) (d)	15,310,000	14,345,317
Riot Platforms, Inc. (b)	6,916,000	7,841,361
		123,011,747
IT SERVICES — 9.0%
Check Point Software Technologies Ltd. (b)	26,910,000	26,911,345
CyberArk Software Ltd. (b)	17,022,000	18,222,562
Lumentum Holdings, Inc. (d)	11,400,000	32,346,360
Lumentum Holdings, Inc. (a) (d)	8,100,000	43,070,859
Lumentum Holdings, Inc. (b) (d)	16,915,000	36,202,329
Parsons Corp. (a)	10,875,000	11,212,669
Rubrik, Inc. (b)	14,895,000	14,648,637
Seagate HDD Cayman	13,420,000	45,054,161
Super Micro Computer, Inc. (d)	23,225,000	20,759,202
Super Micro Computer, Inc. (b) (d)	9,300,000	8,864,667
Super Micro Computer, Inc. (b) (d)	30,410,000	25,719,561
Varonis Systems, Inc.	5,995,000	5,574,810
Western Digital Corp.	21,380,000	98,088,447
Zscaler, Inc. (b)	23,699,000	22,185,345
		408,860,954
MACHINERY — 1.4%
Bloom Energy Corp. (a) (b)	34,490,000	30,103,562
BWX Technologies, Inc. (b)	17,290,000	16,498,464
Greenbrier Cos., Inc.	4,972,000	5,370,356
JBT Marel Corp. (d)	5,209,000	5,339,173
JBT Marel Corp. (b) (d)	7,954,000	8,259,195
		65,570,750
MEDIA — 1.1%
Liberty Broadband Corp. (b)	13,208,000	13,063,901
Liberty Live Holdings, Inc. (b)	15,579,000	22,555,588
Liberty Media Corp.-Liberty Formula One	5,799,000	7,363,338
Sirius XM Holdings, Inc. (a)	7,759,000	7,812,692
		50,795,519
METALS & MINING — 1.9%
B2Gold Corp. (b)	6,178,000	9,883,935
Centrus Energy Corp. (b) (d)	11,020,000	14,191,336
Centrus Energy Corp. (d)	5,282,000	14,143,559
Endeavour Silver Corp. (b)	4,689,000	5,091,597
Energy Fuels, Inc. (a) (b)	9,637,000	10,002,435
First Majestic Silver Corp. (b)	3,109,000	3,444,275
MP Materials Corp. (b)	11,475,000	28,664,779
		85,421,916
Security Description	Shares	Value
OFFICE ELECTRONICS — 1.1%
Advanced Energy Industries, Inc.	7,825,000	$12,831,826
Avnet, Inc. (b)	7,443,000	7,347,953
Enovix Corp. (b)	4,940,000	4,794,764
OSI Systems, Inc. (d)	4,944,000	7,354,546
OSI Systems, Inc. (b) (d)	6,917,000	6,823,275
Vishay Intertechnology, Inc.	9,975,000	8,972,213
Xerox Holdings Corp.	5,925,000	1,652,601
		49,777,178
OIL, GAS & CONSUMABLE FUELS — 0.4%
Kosmos Energy Ltd.	5,270,000	2,257,931
Northern Oil & Gas, Inc.	6,629,000	6,405,802
Solaris Energy Infrastructure, Inc.	10,625,000	11,507,406
		20,171,139
PERSONAL CARE PRODUCTS — 0.1%
Oddity Finance LLC (a) (b)	7,500,000	6,471,075
PHARMACEUTICALS — 1.6%
Ascendis Pharma AS	7,729,000	10,949,597
Dexcom, Inc.	16,910,000	15,573,941
Jazz Investments I Ltd.	13,237,000	17,655,246
Zoetis, Inc. (b)	26,914,000	27,630,720
		71,809,504
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Boston Properties LP (b)	13,625,000	13,195,949
Digital Realty Trust LP (a) (b)	15,384,000	15,637,682
Federal Realty OP LP (a) (b)	6,517,000	6,601,200
HAT Holdings I LLC/HAT Holdings II LLC (b)	4,939,000	6,320,339
Pebblebrook Hotel Trust (b)	5,440,000	5,291,597
PennyMac Corp.	4,950,000	5,237,100
Rexford Industrial Realty LP (b) (d)	7,637,000	7,620,428
Rexford Industrial Realty LP (b) (d)	7,687,000	7,678,160
Starwood Property Trust, Inc.	5,050,000	5,227,507
Ventas Realty LP	11,726,000	16,611,521
Welltower OP LLC (a) (b) (d)	13,882,000	27,254,808
Welltower OP LLC (b) (d)	13,832,000	20,894,204
		137,570,495
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Camtek Ltd. (b)	6,927,000	8,021,951
Microchip Technology, Inc.	16,570,000	16,211,259
MKS, Inc.	18,687,000	23,889,648
Nova Ltd. (a) (b)	10,316,000	12,860,648
ON Semiconductor Corp.	19,870,000	18,843,516
Semtech Corp. (b)	5,938,000	6,289,054
Synaptics, Inc. (a)	5,372,000	5,655,803
		91,771,879
SOFTWARE — 12.3%
Akamai Technologies, Inc. (d)	16,575,000	16,397,979

See accompanying notes to financial statements.
129

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Akamai Technologies, Inc. (b) (d)	23,216,000	$25,692,219
Bentley Systems, Inc.	7,150,000	6,726,863
Bill Holdings, Inc.	18,763,000	17,311,307
BlackLine, Inc. (a)	8,691,000	9,207,245
Box, Inc.	6,273,000	6,127,153
Cloudflare, Inc. (d)	16,775,000	19,659,461
Cloudflare, Inc. (b) (d)	27,195,000	29,643,910
Commvault Systems, Inc. (b)	12,140,000	10,761,989
Confluent, Inc.	14,461,000	14,066,648
CoreWeave, Inc. (b)	28,649,000	27,236,891
CSG Systems International, Inc.	5,337,000	6,310,362
Datadog, Inc. (a)	13,454,000	13,463,149
DigitalOcean Holdings, Inc. (a) (d)	4,407,000	4,244,161
DigitalOcean Holdings, Inc. (b) (d)	8,530,000	12,191,844
Evolent Health, Inc.	5,610,000	3,762,739
Five9, Inc.	9,925,000	8,932,401
Guidewire Software, Inc. (a)	10,071,000	11,082,330
Jamf Holding Corp.	5,055,000	4,973,261
Nebius Group NV (b) (d)	6,420,000	11,748,022
Nebius Group NV (b) (d)	6,095,000	11,265,937
Nebius Group NV (b) (d)	22,240,000	21,949,546
Nebius Group NV (b) (d)	21,240,000	20,480,458
Nutanix, Inc. (a) (d)	6,279,000	7,065,194
Nutanix, Inc. (d)	12,106,000	11,665,826
PagerDuty, Inc.	5,410,000	5,141,393
Planet Labs PBC (b)	6,258,000	11,658,278
Progress Software Corp. (d)	4,310,000	4,281,338
Progress Software Corp. (d)	6,440,000	6,521,788
Snowflake, Inc. (d)	15,138,000	22,527,917
Snowflake, Inc. (d)	15,428,000	23,876,373
Strategy, Inc. (d)	10,552,000	13,375,188
Strategy, Inc. (d)	7,894,000	8,129,952
Strategy, Inc. (b) (d)	26,890,000	23,230,540
Strategy, Inc. (a) (d)	10,663,000	11,891,804
Strategy, Inc. (a) (d)	13,606,000	15,930,993
Strategy, Inc. (d)	40,500,000	33,357,015
Tempus AI, Inc. (b)	9,864,000	10,540,374
Tyler Technologies, Inc.	8,469,000	8,569,950
Unity Software, Inc. (d)	7,671,000	7,402,438
Unity Software, Inc. (a) (b) (d)	8,702,000	12,577,001
Workiva, Inc. (a)	9,721,000	9,627,192
		560,606,429
SPECIALTY RETAIL — 1.6%
Cheesecake Factory, Inc. (a) (b)	7,463,000	7,355,235
Freshpet, Inc. (a)	5,354,000	6,262,199
GameStop Corp. (b) (d)	20,530,000	20,315,256
GameStop Corp. (b) (d)	35,755,000	34,930,132
Guess?, Inc.	4,935,000	4,898,777
		73,761,599
TRANSPORTATION INFRASTRUCTURE — 0.1%
World Kinect Corp.	5,081,000	5,357,356
Security Description	Shares	Value
WATER UTILITIES — 0.3%
American Water Capital Corp. (a)	14,150,000	$14,094,956
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Applied Digital Corp.	5,862,000	15,776,752
AST SpaceMobile, Inc. (b) (d)	7,893,000	10,410,236
AST SpaceMobile, Inc. (b) (d)	15,112,000	15,210,530
GDS Holdings Ltd. (b)	7,800,000	10,240,776
		51,638,294
TOTAL CONVERTIBLE BONDS (Cost $3,171,387,105)		3,522,001,281
CONVERTIBLE FOREIGN BONDS — 0.3%
BANKS — 0.3%
Barclays Bank PLC 1.00% (Cost $11,397,458)	10,825,000	11,870,478
PREFERRED STOCKS — 5.1%
BANKS — 3.3%
Bank of America Corp. 7.25%, 12/31/2049	41,393	51,824,036
KKR & Co., Inc. 6.25%, 3/1/2028 (a)	701,308	36,355,807
Wells Fargo & Co. 7.50%, 12/31/2049	53,412	64,735,344
		152,915,187
FINANCIAL SERVICES — 0.7%
Apollo Global Management, Inc. 6.75%, 7/31/2026	399,365	30,160,045
HEALTH CARE PROVIDERS & SERVICES — 0.3%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	102,745	12,967,446
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Microchip Technology, Inc. 7.50%, 3/15/2028 (a)	412,569	24,044,521
SOFTWARE — 0.3%
Strategy, Inc. 8.00%, 12/31/2049	163,000	12,837,880
TOTAL PREFERRED STOCKS (Cost $235,121,571)		232,925,079
WARRANTS — 0.0% *
SPECIALTY RETAIL — 0.0% *
GameStop Corp. (expiring 10/30/26) (c) (Cost $0)	194,250	584,693

See accompanying notes to financial statements.
130

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 7.4%
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 6.00%, 10/15/2027 (a)	1,539,349	$106,307,442
CHEMICALS — 0.8%
Albemarle Corp. 7.25%, 3/1/2027	635,520	37,743,533
COMMERCIAL SERVICES — 0.2%
Shift4 Payments, Inc. 6.00%, 5/1/2028	130,813	10,466,348
DIVERSIFIED FINANCIAL SERVICES — 0.5%
ARES Management Corp. Series B, 6.75%, 10/1/2027	418,709	21,102,934
ELECTRIC — 2.3%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (a) (e)	198,116	7,195,969
NextEra Energy, Inc.:
7.23%, 11/1/2027 (a)	425,500	20,743,125
7.30%, 6/1/2027	538,000	27,852,260
PG&E Corp. Series A, 6.00%, 12/1/2027 (a)	457,000	18,737,000
Southern Co. Series A, 7.13%, 12/15/2028	558,000	28,100,880
		102,629,234
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Novanta, Inc. 6.50%, 11/1/2028	146,150	8,035,327
HEALTH CARE PRODUCTS — 0.3%
Bruker Corp. 6.38%, 9/1/2028	30,610	11,203,260
IT SERVICES — 0.6%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	417,490	27,842,408
RETAIL — 0.2%
QXO, Inc. 5.50%, 5/15/2028	166,900	9,204,535
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $316,713,993)		334,535,021
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	4,395,015	$4,395,015
State Street Navigator Securities Lending Portfolio II (h) (i)	234,406,988	234,406,988
TOTAL SHORT-TERM INVESTMENTS (Cost $238,802,003)		238,802,003
TOTAL INVESTMENTS — 104.6% (Cost $4,384,082,904)		4,761,048,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(211,461,190)
NET ASSETS — 100.0%		$4,549,586,982
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
131

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$420,186,921	$—	$420,186,921
Common Stocks	142,696	—	—	142,696
Convertible Bonds	—	3,522,001,281	—	3,522,001,281
Convertible Foreign Bonds	—	11,870,478	—	11,870,478
Convertible Preferred Stocks	334,535,021	—	—	334,535,021
Preferred Stocks	232,925,079	—	—	232,925,079
Warrants	584,693	—	—	584,693
Short-Term Investments	238,802,003	—	—	238,802,003
TOTAL INVESTMENTS	$806,989,492	$3,954,058,680	$—	$4,761,048,172

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,364,336	$22,364,336	$303,871,881	$321,841,202	$—	$—	4,395,015	$4,395,015	$241,540
State Street Navigator Securities Lending Portfolio II	231,756,636	231,756,636	1,110,565,383	1,107,915,031	—	—	234,406,988	234,406,988	596,001
Total		$254,120,972	$1,414,437,264	$1,429,756,233	$—	$—		$238,802,003	$837,541

See accompanying notes to financial statements.
132

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 1.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,902,800	$4,005,931
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	7,765,000	8,127,004
7.50%, 6/1/2029 (a) (b)	11,418,000	11,342,641
7.50%, 3/15/2033 (a) (b)	3,708,000	3,927,699
7.75%, 4/15/2028 (a) (b)	9,133,000	9,136,653
7.88%, 4/1/2030 (a)	6,347,000	6,693,927
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	5,469,000	4,698,145
Lamar Media Corp. 3.63%, 1/15/2031 (b)	4,261,000	4,011,774
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	21,573,000	21,628,443
10.38%, 5/15/2031 (a)	7,921,000	8,117,916
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (a)	5,881,800	5,736,343
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,289,000	8,096,115
		95,522,591
AEROSPACE & DEFENSE — 2.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	7,945,000	8,227,127
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	6,193,000	6,210,154
6.75%, 6/15/2033 (a)	5,859,000	6,198,412
7.00%, 6/1/2032 (a) (b)	5,772,000	6,103,255
7.25%, 7/1/2031 (a) (b)	5,844,000	6,231,691
7.50%, 2/1/2029 (a) (b)	4,080,000	4,251,564
8.75%, 11/15/2030 (a)	4,560,000	4,924,070
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	8,029,000	8,124,144
Goat Holdco LLC 6.75%, 2/1/2032 (a)	7,321,160	7,519,344
TransDigm, Inc.:
4.63%, 1/15/2029	10,061,600	9,998,816
4.88%, 5/1/2029	4,621,000	4,605,427
6.00%, 1/15/2033 (a)	15,002,500	15,355,359
6.25%, 1/31/2034 (a)	1,714,000	1,777,915
6.38%, 3/1/2029 (a)	18,354,200	18,949,427
6.38%, 5/31/2033 (a)	20,841,000	21,376,822
6.63%, 3/1/2032 (a)	19,258,000	20,034,097
6.75%, 8/15/2028 (a)	10,762,800	10,969,876
6.75%, 1/31/2034 (a)	13,654,000	14,234,295
6.88%, 12/15/2030 (a)	10,253,700	10,727,626
Security Description	Principal Amount	Value
7.13%, 12/1/2031 (a)	$10,241,000	$10,748,032
		196,567,453
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	6,735,800	6,849,635
AIRLINES — 1.1%
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	8,317,000	8,500,556
8.50%, 5/15/2029 (a)	6,795,800	7,094,611
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	20,562,022	20,936,457
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a) (b)	8,328,500	8,409,703
9.63%, 2/14/2030 (a) (b)	7,278,000	7,303,764
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	16,292,800	16,411,086
OneSky Flight LLC 8.88%, 12/15/2029 (a)	3,603,000	3,859,173
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,499,000	6,215,384
7.88%, 5/1/2027 (a) (b)	4,419,000	4,441,360
9.50%, 6/1/2028 (a) (b)	3,348,000	3,460,660
		86,632,754
APPAREL — 0.3%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	3,326,300	3,591,406
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	3,295,000	3,070,545
S&S Holdings LLC 8.38%, 10/1/2031 (a)	5,299,000	5,082,536
William Carter Co. 7.38%, 2/15/2031 (a) (b)	4,120,000	4,256,166
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	3,910,000	3,613,700
		19,614,353
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc. 5.88%, 12/1/2033 (a)	1,895,000	1,922,004
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,125,800	6,603,194
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	2,411,490	2,410,308
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	8,043,000	8,430,672
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	4,395,000	4,719,966

See accompanying notes to financial statements.
133

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC:
2.75%, 3/9/2028 (a)	$5,911,800	$5,593,686
5.63%, 9/29/2028 (a)	4,993,000	4,990,104
6.13%, 9/30/2030 (a)	6,265,000	6,266,942
7.05%, 9/15/2028 (a)	5,330,800	5,504,584
Nissan Motor Co. Ltd.:
7.50%, 7/17/2030 (a)	6,713,000	7,031,062
7.75%, 7/17/2032 (a) (b)	6,830,000	7,239,732
8.13%, 7/17/2035 (a) (b)	10,217,500	10,883,477
		71,595,731
AUTO PARTS & EQUIPMENT — 2.2%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a) (b)	689,000	708,113
7.50%, 2/15/2033 (a) (b)	7,139,000	7,370,161
8.25%, 4/15/2031 (a) (b)	2,893,000	3,041,787
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	4,989,600	4,804,486
6.38%, 10/15/2032 (a)	6,634,000	6,757,061
7.75%, 10/15/2033 (a)	10,459,000	10,654,688
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (c)	4,587,000	4,756,398
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	5,139,630	5,266,887
6.75%, 2/15/2030 (a)	7,542,000	7,879,052
6.75%, 9/15/2032 (a)	8,477,000	8,792,768
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,976,000	4,318,969
Forvia SE:
6.75%, 9/15/2033 (a)	4,777,000	4,914,434
8.00%, 6/15/2030 (a) (b)	4,645,700	4,974,104
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	6,413,000	6,820,097
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	7,842,500	7,664,554
5.25%, 4/30/2031 (b)	1,381,000	1,326,533
5.25%, 7/15/2031	4,617,500	4,377,390
6.63%, 7/15/2030 (b)	4,384,000	4,490,707
Phinia, Inc. 6.75%, 4/15/2029 (a)	5,633,000	5,835,168
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	5,996,000	6,142,003
6.25%, 8/15/2033 (a)	4,961,000	5,152,197
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,178,360	1,805,762
Tenneco, Inc. 8.00%, 11/17/2028 (a)	16,092,600	16,162,764
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	5,291,800	5,228,404
6.88%, 4/14/2028 (a)	2,211,000	2,247,415
6.88%, 4/23/2032 (a)	5,667,800	5,503,944
Security Description	Principal Amount	Value
7.13%, 4/14/2030 (a)	$7,425,000	$7,493,236
7.50%, 3/24/2031 (a)	12,297,000	12,443,334
		166,932,416
BANKS — 0.1%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,183,700	3,188,538
12.25%, 10/1/2030 (a)	5,326,000	5,906,853
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	571,200	581,716
		9,677,107
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,623,000	5,474,440
6.25%, 4/1/2029 (a)	2,153,000	2,164,734
		7,639,174
BIOTECHNOLOGY — 0.3%
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	10,532,000	10,794,984
7.25%, 12/15/2033 (a)	9,617,000	10,101,793
		20,896,777
CHEMICALS — 2.6%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,837,000	1,936,198
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	1,396,000	1,341,724
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030 (b)	5,362,800	5,385,592
6.75%, 4/15/2033 (b)	6,178,000	6,142,847
6.83%, 7/15/2029 (d)	5,979,000	6,271,971
6.85%, 11/15/2028 (b) (d)	5,546,000	5,801,449
6.88%, 7/15/2032 (d)	6,098,000	6,341,554
7.00%, 2/15/2031	4,787,000	4,899,590
7.05%, 11/15/2030 (d)	7,555,000	7,940,532
7.20%, 11/15/2033 (d)	9,096,000	9,610,288
7.38%, 2/15/2034 (b)	6,534,000	6,645,143
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	8,695,800	9,007,805
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	3,512,950	3,186,597
5.75%, 11/15/2028 (a)	2,053,800	1,997,670
8.00%, 1/15/2033 (a) (b)	2,828,000	2,734,789
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	5,006,700	3,254,505
12.00%, 2/15/2031 (a) (b)	3,577,600	2,509,508
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,378,000	6,405,489

See accompanying notes to financial statements.
134

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	$188,000	$183,921
FMC Corp.:
5.65%, 5/18/2033 (b)	5,741,000	5,031,298
5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (c)	5,559,700	4,407,730
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	6,731,900	5,792,665
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a) (b)	5,636,000	5,615,034
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	3,635,000	3,747,685
Olin Corp. 6.63%, 4/1/2033 (a)	6,221,570	6,177,832
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	6,628,000	6,431,546
7.25%, 6/15/2031 (a)	6,691,800	6,849,994
7.25%, 2/15/2033 (a) (b)	13,012,000	13,086,949
Perimeter Holdings LLC 6.25%, 1/15/2034 (a) (e)	2,325,000	2,308,028
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	9,386,000	9,377,740
6.63%, 5/1/2029 (a)	2,782,000	2,793,768
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	6,279,000	6,217,843
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	6,790,000	6,854,505
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	6,994,000	4,900,416
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	4,144,500	1,420,154
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	8,020,200	7,615,661
6.63%, 8/15/2032 (a)	7,287,000	7,384,427
		197,610,447
COAL — 0.0% *
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	2,544,750	2,363,996
COMMERCIAL SERVICES — 5.7%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	6,595,000	6,436,786
5.88%, 10/15/2033 (a)	5,675,000	5,754,280
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	11,374,000	11,865,357
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	18,847,000	19,871,900
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	6,896,000	6,827,316
6.88%, 6/15/2030 (a)	9,726,000	10,125,447
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.63%, 6/1/2028 (a)	$6,837,000	$6,729,796
4.63%, 6/1/2028 (a) (b)	6,602,000	6,510,760
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	3,996,800	3,614,586
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	2,482,000	2,422,978
5.38%, 3/1/2029 (a) (b)	3,572,000	3,482,021
8.00%, 2/15/2031 (a) (b)	5,918,450	6,084,403
8.25%, 1/15/2030 (a) (b)	4,077,000	4,232,701
8.38%, 6/15/2032 (a) (b)	6,040,000	6,238,052
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	6,100,000	6,228,161
Block, Inc.:
3.50%, 6/1/2031 (b)	7,576,900	7,113,876
5.63%, 8/15/2030 (a)	6,872,000	7,009,234
6.00%, 8/15/2033 (a)	6,820,000	6,998,752
6.50%, 5/15/2032	15,720,000	16,345,656
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	14,098,600	14,985,261
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	3,923,000	3,863,606
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	4,213,000	4,297,808
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	9,361,000	9,089,999
4.88%, 7/1/2029 (a)	6,223,000	5,883,349
CoreCivic, Inc. 8.25%, 4/15/2029	2,427,000	2,553,738
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	3,669,000	3,768,650
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a) (b)	3,623,000	3,797,302
8.63%, 5/15/2032 (a)	6,599,000	6,972,239
9.00%, 5/15/2028 (a)	6,792,740	7,065,129
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	3,468,000	3,401,484
6.50%, 1/15/2031 (a)	4,407,000	4,508,493
8.25%, 8/1/2032 (a)	5,757,000	5,849,688
8.38%, 11/15/2032 (a)	7,909,900	8,069,126
GEO Group, Inc.:
8.63%, 4/15/2029	2,342,000	2,464,838
10.25%, 4/15/2031	6,289,000	6,889,348
Graham Holdings Co. 5.63%, 12/1/2033 (a)	3,809,000	3,844,309
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	1,599,000	1,621,946
6.00%, 3/15/2034 (a)	2,123,000	2,151,066
6.63%, 6/15/2029 (a)	7,649,000	7,934,461
7.00%, 6/15/2030 (a)	10,569,000	11,116,263

See accompanying notes to financial statements.
135

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 6/15/2033 (a)	$8,074,000	$8,557,471
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	1,921,000	1,836,034
5.00%, 12/1/2029 (a) (b)	3,701,000	2,513,756
12.63%, 7/15/2029 (a) (b)	10,486,800	10,569,646
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,639
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	10,940,000	10,389,171
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	5,026,000	5,007,152
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	4,495,800	3,113,611
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,498,000	7,400,376
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	2,736,800	1,096,472
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,082,000	4,035,833
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	8,865,000	9,144,868
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a) (b)	8,975,000	9,306,626
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	4,858,000	4,932,716
Service Corp. International:
4.00%, 5/15/2031	4,634,740	4,423,442
5.75%, 10/15/2032	6,728,000	6,860,272
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	9,832,100	10,154,888
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	6,166,000	6,410,482
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,450,000	4,207,386
United Rentals North America, Inc.:
3.75%, 1/15/2032	7,442,000	6,982,159
5.38%, 11/15/2033 (a)	12,368,000	12,358,724
6.13%, 3/15/2034 (a)	7,496,000	7,816,454
Valvoline, Inc. 3.63%, 6/15/2031 (a)	689,000	632,688
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	8,938,700	9,621,527
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	3,138,000	3,273,844
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	10,147,000	10,734,308
WEX, Inc. 6.50%, 3/15/2033 (a)	2,926,800	2,999,121
Williams Scotsman, Inc.:
6.63%, 6/15/2029 (a)	5,401,000	5,570,051
Security Description	Principal Amount	Value
6.63%, 4/15/2030 (a)	$2,721,000	$2,814,140
		436,798,022
COMPUTERS — 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	3,878,500	3,359,479
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,858,100	1,781,230
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	15,376,000	13,419,558
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	2,600	2,582
		18,562,849
CONSTRUCTION MATERIALS — 2.4%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	1,768,000	842,788
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	6,068,100	6,385,644
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	9,696,000	9,231,174
6.38%, 6/15/2032 (a)	3,348,300	3,470,312
6.38%, 3/1/2034 (a)	7,128,240	7,378,726
6.75%, 5/15/2035 (a)	8,841,000	9,258,649
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	5,407,700	4,218,222
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	5,111,000	3,782,191
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a)	5,035,000	5,220,338
12.75%, 1/15/2031 (a)	760,000	719,864
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	17,362,000	18,079,919
6.75%, 7/15/2031 (a)	6,988,000	7,366,330
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	8,172,400	8,476,250
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	8,120,100	8,319,611
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	2,749,000	2,667,327
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	5,804,000	5,792,566
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,243,000	2,339,427
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	29,086,000	30,266,601

See accompanying notes to financial statements.
136

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 3/1/2033 (a)	$8,796,000	$9,184,607
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	6,929,000	6,966,971
8.88%, 11/15/2031 (a)	7,357,490	7,871,337
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a) (b)	3,930,000	3,941,711
6.25%, 8/1/2033 (a)	7,983,100	8,155,775
6.50%, 8/15/2032 (a)	9,329,960	9,617,883
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	5,581,200	4,983,788
		184,538,011
DISTRIBUTION & WHOLESALE — 0.4%
Gates Corp. 6.88%, 7/1/2029 (a)	3,410,000	3,543,570
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,727,000	5,858,205
7.75%, 3/15/2031 (a)	1,631,000	1,705,308
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,044,000	6,196,974
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	5,909,000	5,610,595
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,308,000	6,668,944
		29,583,596
DIVERSIFIED FINANCIAL SERVICES — 6.5%
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (b) (c)	5,169,660	5,208,691
6.70%, 2/14/2033 (b)	4,502,500	4,719,521
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	4,141,000	4,467,145
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	5,639,000	5,904,259
7.75%, 4/15/2030 (a)	4,467,000	4,722,870
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	4,256,000	4,406,364
Burford Capital Global Finance LLC:
7.50%, 7/15/2033 (a)	1,507,000	1,450,698
9.25%, 7/1/2031 (a)	6,055,000	6,237,800
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	5,765,900	5,486,830
3.63%, 10/1/2031 (a)	7,235,000	6,429,745
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a) (b)	4,637,000	4,654,899
9.25%, 12/15/2028 (a)	2,755,000	2,884,733
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (a)	4,687,000	4,784,958
6.75%, 12/1/2032 (a)	6,040,000	6,139,358
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a)	1,834,000	1,854,743
8.50%, 5/15/2030 (a) (b)	5,788,000	6,214,055
Security Description	Principal Amount	Value
9.25%, 4/1/2029 (a)	$5,334,000	$5,629,610
Enova International, Inc. 9.13%, 8/1/2029 (a)	5,557,600	5,896,892
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	5,118,000	5,292,882
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	4,936,000	4,942,170
8.38%, 4/1/2032 (a)	4,108,000	4,333,899
9.13%, 5/15/2031 (a)	8,219,000	8,828,685
9.25%, 2/1/2029 (a)	7,895,800	8,279,694
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	4,395,000	4,500,612
8.00%, 6/15/2028 (a)	6,851,000	7,261,443
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	9,279,800	9,633,453
goeasy Ltd.:
7.63%, 7/1/2029 (a)	6,003,000	5,938,528
9.25%, 12/1/2028 (a)	5,305,000	5,455,503
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	619,160	609,006
6.13%, 11/1/2032 (a)	14,261,000	14,518,982
6.75%, 5/1/2033 (a)	12,463,800	13,005,601
7.13%, 4/30/2031 (a)	12,234,000	12,858,423
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	7,451,000	7,171,289
6.63%, 10/15/2031 (a)	5,326,000	5,239,080
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (a)	5,768,000	6,052,824
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	7,420,800	7,404,623
Nationstar Mortgage Holdings, Inc.:
5.75%, 11/15/2031 (a)	800	809
7.13%, 2/1/2032 (a)	800	808
Navient Corp.:
4.88%, 3/15/2028	2,104,000	2,080,141
5.50%, 3/15/2029 (b)	6,360,700	6,308,860
7.88%, 6/15/2032 (b)	6,289,100	6,575,380
9.38%, 7/25/2030	4,573,000	5,080,374
11.50%, 3/15/2031	3,949,000	4,427,816
OneMain Finance Corp.:
3.50%, 1/15/2027	4,595,000	4,550,888
3.88%, 9/15/2028	4,471,000	4,353,502
4.00%, 9/15/2030	1,606,800	1,505,523
6.13%, 5/15/2030 (b)	5,194,000	5,296,374
6.50%, 3/15/2033	4,068,000	4,100,910
6.63%, 5/15/2029	7,517,000	7,785,207
6.75%, 3/15/2032 (b)	8,344,000	8,554,019
6.75%, 9/15/2033	6,994,000	7,097,441
7.13%, 11/15/2031	6,310,000	6,589,218
7.13%, 9/15/2032 (b)	2,796,000	2,909,042
7.50%, 5/15/2031	6,490,000	6,827,480
7.88%, 3/15/2030	6,074,000	6,423,559

See accompanying notes to financial statements.
137

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Osaic Holdings, Inc. 6.75%, 8/1/2032 (a)	$2,006,000	$2,095,167
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,674,000	4,567,293
5.75%, 9/15/2031 (a)	4,909,000	4,933,250
6.75%, 2/15/2034 (a)	2,031,000	2,100,216
6.88%, 5/15/2032 (a)	7,511,000	7,866,571
6.88%, 2/15/2033 (a)	7,846,000	8,189,419
7.13%, 11/15/2030 (a)	3,641,000	3,828,694
7.88%, 12/15/2029 (a)	7,614,000	8,109,443
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	4,754,700	4,932,050
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	6,052,000	6,437,210
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	5,966,000	6,241,092
PRA Group, Inc. 8.88%, 1/31/2030 (a)	5,590,000	5,805,383
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	6,533,000	6,887,285
Rfna LP 7.88%, 2/15/2030 (a)	5,707,000	5,801,622
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	14,786,000	15,289,759
6.38%, 8/1/2033 (a)	12,530,000	13,087,334
6.50%, 8/1/2029 (a)	8,535,000	8,814,265
7.13%, 2/1/2032 (a)	7,187,000	7,560,437
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033 (a) (b)	5,603,250	5,205,699
SLM Corp. 6.50%, 1/31/2030	3,895,000	4,028,637
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	6,820,000	7,019,621
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	7,078,000	7,340,381
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	3,968,000	4,206,755
Synchrony Financial 7.25%, 2/2/2033	7,299,000	7,854,089
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	4,956,000	4,920,565
5.75%, 6/15/2027 (a)	4,781,000	4,792,235
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	8,706,000	8,691,635
6.63%, 2/1/2030 (a)	6,647,800	6,725,579
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	2,776,100	2,907,215
		495,126,120
Security Description	Principal Amount	Value
ELECTRIC — 3.2%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (b) (c)	$4,694,270	$4,629,254
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	6,696,000	6,829,384
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	4,464,000	4,397,174
Alpha Generation LLC:
6.25%, 1/15/2034 (a)	6,587,000	6,646,942
6.75%, 10/15/2032 (a)	6,676,000	6,912,063
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	6,401,800	6,409,418
Calpine Corp. 3.75%, 3/1/2031 (a)	3,385,000	3,267,371
Clearway Energy Operating LLC 3.75%, 2/15/2031 (a)	4,678,500	4,367,660
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	5,877,000	6,067,356
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (c)	4,873,000	5,070,357
EUSHI Finance, Inc.:
5 yr. CMT + 2.51%, 6.25%, 4/1/2056 (c)	4,148,000	4,141,114
5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (c)	379,000	398,519
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	3,681,000	3,727,822
Lightning Power LLC 7.25%, 8/15/2032 (a)	11,700,600	12,443,354
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,958,430	5,695,485
3.63%, 2/15/2031 (a)	2,689,000	2,512,144
5.75%, 1/15/2028 (a)	840	841
5.75%, 7/15/2029 (a) (b)	6,019,800	6,048,153
5.75%, 1/15/2034 (a)	6,108,000	6,160,223
6.00%, 2/1/2033 (a)	7,123,000	7,268,167
6.00%, 1/15/2036 (a)	13,753,000	13,939,353
6.25%, 11/1/2034 (a)	10,034,000	10,304,918
PacifiCorp 5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (c)	7,059,000	7,197,074
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	521,000	512,904
PG&E Corp. 5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	11,647,700	12,131,778

See accompanying notes to financial statements.
138

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Talen Energy Supply LLC:
6.25%, 2/1/2034 (a)	$11,556,000	$11,785,733
6.50%, 2/1/2036 (a)	10,652,000	11,019,601
8.63%, 6/1/2030 (a) (b)	8,622,100	9,131,063
TransAlta Corp. 5.88%, 2/1/2034	489,000	492,369
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	8,998,000	8,882,916
6.88%, 4/15/2032 (a)	8,940,000	9,413,284
7.75%, 10/15/2031 (a)	6,027,000	6,391,272
VoltaGrid LLC 7.38%, 11/1/2030 (a)	14,289,000	14,159,399
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/2029 (a) (b)	6,126,300	6,279,825
7.75%, 4/15/2034 (a)	6,558,000	6,659,124
8.38%, 1/15/2031 (a) (b)	5,672,700	5,954,123
8.63%, 3/15/2033 (a) (b)	7,540,000	7,924,842
		245,172,379
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	6,973,000	7,208,827
6.38%, 3/15/2033 (a)	6,886,900	7,186,411
6.63%, 3/15/2032 (a)	5,262,000	5,510,998
		19,906,236
ELECTRONICS — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (a)	7,228,000	7,206,966
Imola Merger Corp. 4.75%, 5/15/2029 (a)	14,267,000	14,094,084
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	4,485,000	4,377,315
5.88%, 9/1/2030 (a)	3,816,000	3,879,727
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	1,577,500	1,481,951
6.63%, 7/15/2032 (a)	2,877,110	3,011,788
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,640,000	5,508,588
		39,560,419
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 6.00%, 8/1/2033 (a)	4,979,000	5,101,483
Arcosa, Inc. 6.88%, 8/15/2032 (a)	4,642,000	4,893,457
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	4,578,950	3,792,790
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	9,420,000	9,251,100
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,138,000	3,096,076
TopBuild Corp.:
4.13%, 2/15/2032 (a)	3,693,000	3,509,126
5.63%, 1/31/2034 (a)	5,604,000	5,666,877
		35,310,909
Security Description	Principal Amount	Value
ENTERTAINMENT — 3.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	$4,464,000	$2,643,447
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a) (b)	4,125,000	4,291,732
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,109,400	4,052,608
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (a)	3,278,000	3,254,923
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	8,738,000	8,387,519
6.00%, 10/15/2032 (a) (b)	9,113,000	8,867,769
6.50%, 2/15/2032 (a)	14,513,800	14,869,969
7.00%, 2/15/2030 (a)	12,972,000	13,433,673
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	11,360,000	11,464,626
6.75%, 5/1/2031 (a)	2,438,000	2,528,620
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	3,981,000	3,980,602
7.00%, 8/1/2032 (a)	4,401,000	4,565,201
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	5,183,000	5,239,184
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,484,000	5,370,152
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	9,140,000	9,249,497
7.50%, 9/1/2031 (a)	4,357,000	4,558,947
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	3,920,000	3,855,359
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	5,724,000	5,060,817
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	5,777,000	5,686,648
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	3,892,000	4,060,835
11.88%, 4/15/2031 (a)	6,817,000	7,203,728
13.25%, 12/15/2029 (a)	357,000	410,850
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	3,565,000	2,648,831
5.88%, 9/1/2031 (a)	4,109,000	2,713,830
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	4,653,000	4,763,881

See accompanying notes to financial statements.
139

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a)	$4,186,000	$4,269,469
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	7,229,300	6,423,378
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,310,000	5,165,674
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	8,018,000	7,701,048
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	4,254,000	4,292,031
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	4,421,000	4,494,875
6.50%, 5/15/2032 (a)	3,699,000	3,841,042
Voyager Parent LLC 9.25%, 7/1/2032 (a)	15,334,000	16,264,314
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	8,028,000	7,968,834
4.05%, 3/15/2029	9,110,300	8,809,937
4.28%, 3/15/2032	20,045,000	17,597,505
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a)	8,236,000	8,413,239
7.13%, 2/15/2031 (a)	7,758,000	8,408,276
		246,812,870
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
5.75%, 10/15/2033 (a)	3,576,000	3,671,086
6.38%, 2/1/2031 (a) (b)	2,647,500	2,723,377
GFL Environmental, Inc.:
4.38%, 8/15/2029 (a) (b)	4,568,080	4,491,062
4.75%, 6/15/2029 (a)	4,717,890	4,706,473
6.75%, 1/15/2031 (a)	5,555,900	5,822,361
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	4,225,500	4,152,061
5.88%, 6/30/2029 (a)	8,009,000	7,965,031
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	7,810,000	7,502,130
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	7,247,000	7,476,512
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a) (b)	2,695,000	2,820,075
		51,330,168
FOOD — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
5.50%, 3/31/2031 (a)	4,676,000	4,730,990
Security Description	Principal Amount	Value
5.75%, 3/31/2034 (a)	$6,253,000	$6,276,511
6.25%, 3/15/2033 (a)	3,496,600	3,593,526
6.50%, 2/15/2028 (a)	3,452,800	3,524,100
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	7,087,000	6,983,742
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	969,000	1,008,351
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	5,242,700	5,465,882
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	3,308,000	3,352,096
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a) (b)	9,157,000	9,630,508
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	6,440,600	6,227,158
4.38%, 1/31/2032 (a)	5,731,000	5,462,159
4.88%, 5/15/2028 (a)	100	100
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	5,848,000	5,730,397
6.13%, 9/15/2032 (a)	8,321,300	8,589,246
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	7,209,000	6,833,844
6.25%, 2/15/2032 (a)	5,068,000	5,211,374
6.25%, 10/15/2034 (a) (b)	2,691,400	2,708,114
6.38%, 3/1/2033 (a)	6,897,000	6,964,246
6.50%, 3/15/2036 (a)	8,420,000	8,433,051
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,929,800	5,717,394
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,311,500	3,266,563
4.75%, 2/15/2029 (a)	9,226,000	9,172,581
6.88%, 9/15/2028 (a)	5,546,000	5,722,862
7.25%, 1/15/2032 (a)	3,157,000	3,315,008
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	6,683,800	6,731,121
		134,650,924
FOOD SERVICE — 0.0% *
TKC Holdings, Inc. 10.50%, 5/15/2029 (a) (b)	2,577,000	2,650,238
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	5,444,000	4,569,530
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	4,112,000	3,804,710
7.25%, 11/15/2031 (a) (b)	5,286,000	5,196,403
Mercer International, Inc. 5.13%, 2/1/2029 (b)	6,731,800	4,252,949
		17,823,592

See accompanying notes to financial statements.
140

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.2%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	$5,746,800	$5,947,363
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (a)	5,664,000	6,035,332
		11,982,695
HEALTH CARE PRODUCTS — 1.1%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	1,334,000	1,297,115
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	5,142,000	4,920,483
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	7,525,400	7,841,994
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (c)	5,162,000	4,837,259
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,208,000	3,066,655
Hologic, Inc. 3.25%, 2/15/2029 (a)	1,182,000	1,164,979
Medline Borrower LP:
3.88%, 4/1/2029 (a)	33,136,000	32,399,055
5.25%, 10/1/2029 (a)	16,369,000	16,460,175
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	8,087,000	8,372,633
		80,360,348
HEALTH CARE SERVICES — 4.2%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a) (b)	3,655,000	3,692,537
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	6,151,000	5,943,957
4.00%, 3/15/2031 (a)	3,132,500	2,971,396
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	9,442,000	8,405,646
5.25%, 5/15/2030 (a)	11,465,000	10,758,527
6.00%, 1/15/2029 (a) (b)	3,638,800	3,635,925
6.13%, 4/1/2030 (a)	6,463,000	5,182,486
6.88%, 4/15/2029 (a) (b)	10,015,000	8,916,054
9.75%, 1/15/2034 (a)	11,834,000	12,435,404
10.88%, 1/15/2032 (a)	15,148,800	16,555,366
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	3,248,600	3,403,656
DaVita, Inc.:
6.75%, 7/15/2033 (a)	6,201,000	6,433,786
6.88%, 9/1/2032 (a)	6,801,510	7,067,177
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	3,522,800	3,591,776
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	7,391,000	7,695,509
Security Description	Principal Amount	Value
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	$4,682,800	$4,386,472
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,878,000	2,822,080
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034 (a)	5,205,000	5,043,645
IQVIA, Inc.:
6.25%, 6/1/2032 (a)	14,432,000	15,090,965
6.50%, 5/15/2030 (a)	1,873,800	1,946,054
Kedrion SpA 6.50%, 9/1/2029 (a)	7,387,000	7,276,934
LifePoint Health, Inc.:
8.38%, 2/15/2032 (a)	5,760,000	6,252,250
9.88%, 8/15/2030 (a)	7,415,000	7,992,629
10.00%, 6/1/2032 (a)	6,397,000	6,793,550
11.00%, 10/15/2030 (a)	8,412,000	9,223,842
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	2,537,000	2,352,941
3.88%, 5/15/2032 (a)	4,018,600	3,654,676
6.25%, 1/15/2033 (a)	4,837,000	4,900,413
6.50%, 2/15/2031 (a)	5,797,000	5,958,446
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	3,357,284	2,965,086
11.50%, 12/31/2030 (a)	441	468
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	9,604,000	9,655,381
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	2,707,600	2,641,778
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	11,458,800	12,069,783
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,760,000	4,972,629
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	5,888,800	5,755,065
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,724,000	6,025,941
Star Parent, Inc. 9.00%, 10/1/2030 (a)	8,759,000	9,361,181
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	7,413,000	7,510,184
Tenet Healthcare Corp.:
4.25%, 6/1/2029	13,678,000	13,486,371
4.38%, 1/15/2030	12,864,300	12,633,386
4.63%, 6/15/2028	100	100
5.50%, 11/15/2032 (a)	11,432,000	11,594,906
6.00%, 11/15/2033 (a)	5,150,000	5,302,698
6.13%, 6/15/2030	10,478,800	10,730,920
6.75%, 5/15/2031	4,784,500	4,975,019
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	10,254,800	10,337,044
		320,402,039
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	5,159,000	5,447,646

See accompanying notes to financial statements.
141

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Stena International SA 7.25%, 1/15/2031 (a)	$4,831,300	$4,922,370
		10,370,016
HOME BUILDERS — 0.3%
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	4,269,000	4,059,477
6.63%, 9/15/2033 (a)	4,822,000	4,876,585
Forestar Group, Inc. 6.50%, 3/15/2033 (a)	5,081,000	5,173,017
Taylor Morrison Communities, Inc. 5.75%, 11/15/2032 (a)	2,702,000	2,779,818
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,552,000	1,492,419
		18,381,316
HOME FURNISHINGS — 0.3%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	135,456	121,566
14.00%, 11/15/2029 (a) (b)	80,988	48,269
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	5,856,000	5,479,752
4.00%, 4/15/2029 (a) (b)	6,799,000	6,629,025
Whirlpool Corp.:
6.13%, 6/15/2030 (b)	4,492,000	4,491,596
6.50%, 6/15/2033	5,990,000	5,809,341
		22,579,549
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	5,562,000	5,315,881
Opal Bidco SAS 6.50%, 3/31/2032 (a)	7,837,000	8,027,439
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	5,546,000	5,410,567
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	2,841,000	2,652,301
		21,406,188
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,705,210	5,287,075
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (b)	4,129,100	2,733,093
		8,020,168
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,697,000	4,608,018
Newell Brands, Inc.:
6.38%, 9/15/2027	7,324,000	7,379,589
6.38%, 5/15/2030 (b)	2,202,800	2,152,400
6.63%, 9/15/2029	3,881,310	3,868,424
6.63%, 5/15/2032 (b)	3,737,780	3,613,761
8.50%, 6/1/2028 (a)	10,908,000	11,426,021
Security Description	Principal Amount	Value
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	$153,000	$37,938
		33,086,151
INSURANCE — 3.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	5,400,000	5,262,894
6.00%, 8/1/2029 (a)	3,172,500	3,138,681
6.75%, 7/1/2032 (a)	8,884,000	9,136,750
7.50%, 11/6/2030 (a)	8,314,500	8,657,889
8.25%, 2/1/2029 (a)	2,895,000	3,003,447
8.50%, 6/15/2029 (a)	2,809,000	2,939,759
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	7,757,800	8,005,429
6.75%, 4/15/2028 (a)	10,516,000	10,708,758
7.00%, 1/15/2031 (a)	9,641,000	10,003,598
7.38%, 10/1/2032 (a) (b)	6,436,000	6,684,687
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (c)	5,543,000	5,560,516
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,278,000	6,173,157
6.38%, 2/15/2029 (a)	3,277,160	3,364,005
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	7,653,000	7,763,586
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a) (b)	12,116,460	12,700,352
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	8,761,000	9,105,833
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	24,507,000	25,443,167
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	5,568,000	5,763,270
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	2,826,000	2,822,467
Global Atlantic Fin Co.:
5 yr. CMT + 3.55%, 7.25%, 3/1/2056 (a) (b) (c)	4,060,000	4,082,533
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	4,223,500	4,362,918
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	9,212,100	9,490,950
8.13%, 2/15/2032 (a) (b)	3,867,000	3,987,418

See accompanying notes to financial statements.
142

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HUB International Ltd.:
5.63%, 12/1/2029 (a)	$3,921,800	$3,926,428
7.25%, 6/15/2030 (a)	17,233,700	18,072,637
7.38%, 1/31/2032 (a)	14,272,000	14,976,894
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	6,760,000	7,082,587
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	24,077,000	24,956,533
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	5,902,910	6,035,844
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	879,000	875,185
USI, Inc. 7.50%, 1/15/2032 (a)	3,704,000	3,884,940
		247,973,112
INTERNET — 2.0%
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,484,500	5,383,256
6.13%, 12/1/2028 (a)	2,328,000	2,271,453
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (a) (b)	5,291,000	4,954,387
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	7,935,000	8,175,589
6.75%, 9/30/2027 (a)	8,632,000	8,765,710
7.13%, 9/30/2030 (a)	1,988,000	2,054,518
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	3,620,000	3,647,331
11.25%, 2/21/2030 (a)	4,319,000	4,052,215
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	6,002,000	5,756,758
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
8.75%, 5/1/2029 (a)	2,719,000	2,758,942
9.00%, 8/1/2029 (a)	1,680,000	1,674,607
9.50%, 5/30/2029 (a)	8,632,000	8,746,288
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	3,249,000	2,976,636
6.13%, 9/15/2033 (a)	7,106,000	7,198,307
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	2,818,250	2,075,483
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	3,728,000	3,554,238
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (b) (c)	3,828,400	3,945,013
9.75%, 4/15/2029 (a)	18,917,600	21,161,417
11.25%, 2/15/2027 (a) (b)	14,337,300	15,323,276
Snap, Inc.:
6.88%, 3/1/2033 (a)	10,626,000	11,022,456
6.88%, 3/15/2034 (a)	3,264,000	3,362,671
Security Description	Principal Amount	Value
Wayfair LLC:
6.75%, 11/15/2032 (a)	$4,777,000	$4,919,928
7.25%, 10/31/2029 (a)	10,408,800	10,842,951
7.75%, 9/15/2030 (a)	3,754,000	3,995,345
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	4,584,500	3,598,878
		152,217,653
INVESTMENT COMPANY SECURITIES — 0.4%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	7,261,022	6,732,492
HA Sustainable Infrastructure Capital, Inc. 5 yr. CMT + 4.30%, 8.00%, 6/1/2056 (c)	3,765,000	3,926,820
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	3,555,200	3,065,258
9.00%, 6/15/2030	5,883,000	5,617,029
9.75%, 1/15/2029 (b)	4,201,000	4,191,800
10.00%, 11/15/2029 (a)	9,424,100	9,419,482
		32,952,881
IRON/STEEL — 1.3%
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	2,797,000	2,843,206
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	5,650,900	5,994,305
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a) (b)	6,559,800	6,752,921
6.88%, 11/1/2029 (a)	9,645,100	9,983,739
7.00%, 3/15/2032 (a)	8,243,000	8,448,498
7.38%, 5/1/2033 (a)	8,273,000	8,600,776
7.50%, 9/15/2031 (a) (b)	6,516,000	6,868,190
7.63%, 1/15/2034 (a)	7,107,000	7,440,958
Commercial Metals Co.:
5.75%, 11/15/2033 (a)	6,139,000	6,278,540
6.00%, 12/15/2035 (a)	7,213,000	7,395,273
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	5,141,000	5,430,798
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a) (b)	4,615,000	4,812,384
8.00%, 11/1/2027 (a) (b)	5,630,300	5,747,635
8.50%, 5/1/2030 (a) (b)	5,344,800	5,553,728
9.25%, 10/1/2028 (a)	7,702,000	8,093,416
		100,244,367
IT SERVICES — 0.8%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	8,904,000	9,387,042
CACI International, Inc. 6.38%, 6/15/2033 (a) (b)	5,628,000	5,824,980
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,007,000	6,393,370
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	7,603,400	7,935,669

See accompanying notes to financial statements.
143

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	$3,887,800	$3,995,142
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	9,302,000	10,103,739
Science Applications International Corp. 5.88%, 11/1/2033 (a)	4,543,000	4,606,011
Seagate Data Storage Technology Pte. Ltd. 9.63%, 12/1/2032 (a)	3,073,614	3,490,642
Seagate HDD Cayman 8.50%, 7/15/2031	3,705,000	3,936,007
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	4,638,000	4,749,730
		60,422,332
LEISURE TIME — 2.3%
Acushnet Co. 5.63%, 12/1/2033 (a)	3,909,000	3,960,403
Amer Sports Co. 6.75%, 2/16/2031 (a)	7,067,000	7,414,060
Carnival Corp.:
5.13%, 5/1/2029 (a)	5,619,000	5,685,866
5.75%, 3/15/2030 (a)	7,613,000	7,836,746
5.75%, 8/1/2032 (a)	23,660,000	24,308,284
5.88%, 6/15/2031 (a)	12,359,000	12,769,319
6.13%, 2/15/2033 (a)	11,510,000	11,882,118
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	4,788,000	4,532,512
Life Time, Inc. 6.00%, 11/15/2031 (a)	5,818,000	5,951,465
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a) (b)	4,805,000	5,009,405
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	4,831,800	3,490,541
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	9,332,000	9,299,805
6.25%, 9/15/2033 (a)	7,074,000	7,072,302
6.75%, 2/1/2032 (a)	11,198,000	11,469,887
7.75%, 2/15/2029 (a) (b)	5,396,000	5,745,985
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	4,869,800	5,004,986
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	5,403,500	5,545,018
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a) (b)	7,275,000	6,183,459
11.13%, 7/15/2030 (a)	8,100,000	6,806,349
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	12,149,000	12,352,982
7.00%, 2/15/2029 (a) (b)	4,199,000	4,209,497
9.13%, 7/15/2031 (a) (b)	4,487,000	4,802,122
		171,333,111
LODGING — 1.7%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	6,355,000	6,214,173
Security Description	Principal Amount	Value
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	$4,983,000	$5,112,060
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	8,854,000	8,218,106
5.50%, 3/31/2034 (a)	2,679,000	2,700,030
5.75%, 9/15/2033 (a)	7,997,000	8,183,410
5.88%, 4/1/2029 (a)	5,125,500	5,241,849
5.88%, 3/15/2033 (a)	4,239,000	4,360,998
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a)	3,619,800	3,380,061
5.00%, 6/1/2029 (a)	8,418,800	8,181,390
6.63%, 1/15/2032 (a)	7,229,800	7,415,389
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	2,898,000	2,770,140
6.50%, 10/1/2033 (a)	4,645,000	4,461,151
Melco Resorts Finance Ltd.:
6.50%, 9/24/2033 (a)	3,634,000	3,639,996
7.63%, 4/17/2032 (a) (b)	4,469,000	4,697,098
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	4,328,000	4,306,620
7.13%, 6/26/2031 (a) (b)	6,388,000	6,755,182
MGM Resorts International:
6.13%, 9/15/2029	8,170,000	8,397,943
6.50%, 4/15/2032 (b)	6,383,000	6,574,043
Station Casinos LLC:
4.63%, 12/1/2031 (a)	1,060,000	1,006,184
6.63%, 3/15/2032 (a)	5,059,000	5,173,283
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	7,638,000	7,345,464
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	3,375,000	3,304,057
6.13%, 9/1/2033 (a)	6,907,000	7,014,266
Wynn Macau Ltd. 6.75%, 2/15/2034 (a)	6,786,000	6,886,026
		131,338,919
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp.:
5.00%, 5/15/2029 (a)	3,845,000	3,832,927
6.25%, 10/15/2032 (a)	8,165,000	8,382,107
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	5,088,000	5,024,298
		17,239,332
MACHINERY-DIVERSIFIED — 0.3%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	5,397,500	5,631,805
9.50%, 1/1/2031 (a)	1,502,000	1,594,283
Esab Corp. 6.25%, 4/15/2029 (a)	6,023,090	6,199,506
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	130,000	96,580

See accompanying notes to financial statements.
144

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	$6,665,000	$6,986,520
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,138,000	1,210,707
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	3,131,000	3,230,221
		24,949,622
MEDIA — 5.9%
AMC Networks, Inc.:
4.25%, 2/15/2029	425,400	376,913
10.25%, 1/15/2029 (a)	8,085,800	8,472,463
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a) (b)	17,340,000	14,762,756
4.50%, 5/1/2032 (b)	15,443,300	13,862,369
4.50%, 6/1/2033 (a) (b)	9,911,000	8,682,532
4.75%, 2/1/2032 (a) (b)	7,646,800	6,988,411
6.38%, 9/1/2029 (a) (b)	11,458,000	11,616,808
7.38%, 3/1/2031 (a) (b)	12,686,000	12,939,213
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	58,491
CSC Holdings LLC:
4.50%, 11/15/2031 (a) (b)	12,132,000	7,382,443
5.00%, 11/15/2031 (a) (b)	3,796,000	1,342,835
11.25%, 5/15/2028 (a)	6,251,000	4,959,793
11.75%, 1/31/2029 (a)	18,340,000	13,663,300
Directv Financing LLC:
8.88%, 2/1/2030 (a)	6,360,000	6,434,412
8.88%, 2/1/2030 (a) (b)	13,539,000	13,719,746
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	8,606,700	8,654,553
10.00%, 2/15/2031 (a)	18,478,600	18,889,010
Discovery Communications LLC:
3.63%, 5/15/2030	7,191,000	6,654,767
3.95%, 3/20/2028	8,930,000	8,775,779
4.13%, 5/15/2029	4,691,000	4,540,091
DISH DBS Corp.:
5.13%, 6/1/2029	14,647,000	13,015,617
5.25%, 12/1/2026 (a)	1,331,500	1,293,858
5.75%, 12/1/2028 (a)	20,620,000	20,175,639
DISH Network Corp. 11.75%, 11/15/2027 (a)	29,590,033	30,791,684
EW Scripps Co. 9.88%, 8/15/2030 (a)	6,767,000	6,755,564
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	3,526,000	2,732,862
5.38%, 11/15/2031 (a) (b)	7,634,000	5,725,805
7.25%, 8/15/2033 (a)	6,312,000	6,453,136
9.63%, 7/15/2032 (a) (b)	3,946,000	4,095,751
Security Description	Principal Amount	Value
10.50%, 7/15/2029 (a) (b)	$8,004,800	$8,616,687
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	691
7.00%, 1/15/2031 (a)	400	328
7.75%, 8/15/2030 (a) (b)	5,284,000	4,617,529
9.13%, 5/1/2029 (a) (b)	7,721,000	7,437,485
10.88%, 5/1/2030 (a)	3,923,300	3,383,493
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,167,000	3,151,870
6.75%, 10/15/2027 (a)	647,000	437,624
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,210,000	6,239,746
7.38%, 9/1/2031 (a)	6,054,000	6,381,582
8.00%, 8/1/2029 (a)	5,312,000	5,368,626
Midcontinent Communications 8.00%, 8/15/2032 (a)	6,885,000	7,058,777
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	9,104,000	8,513,424
Radiate Holdco LLC/Radiate Finance, Inc. 9.25%, 3/25/2030 (a)	26,164	16,168
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	2,993,000	2,750,776
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a)	619,000	490,452
8.13%, 2/15/2033 (a)	11,077,600	11,583,403
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	13,006,000	11,960,057
4.00%, 7/15/2028 (a)	13,872,300	13,555,318
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	10,826,018	10,371,000
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	7,030,000	6,754,002
7.38%, 6/30/2030 (a)	5,631,000	5,719,463
8.00%, 8/15/2028 (a)	13,632,500	14,115,363
8.50%, 7/31/2031 (a)	10,333,000	10,786,825
9.38%, 8/1/2032 (a)	10,400,000	11,184,472
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	9,039,000	9,329,694
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	197,100	182,929
VZ Secured Financing BV:
5.00%, 1/15/2032 (a)	14,222,200	12,879,198
7.50%, 1/15/2033 (a) (b)	3,776,000	3,823,842
		450,527,425
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	4,713,000	4,811,502

See accompanying notes to financial statements.
145

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	$2,127,000	$2,097,264
		6,908,766
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	3,318,800	3,254,714
7.13%, 3/15/2031 (a) (b)	5,898,160	6,261,310
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	2,447,000	2,523,713
6.38%, 9/15/2032 (a)	6,722,000	6,976,226
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a) (b)	3,695,000	3,925,272
11.50%, 10/1/2031 (a)	4,941,000	5,446,958
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	5,836,800	6,057,723
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	4,161,000	4,354,154
Constellium SE 3.75%, 4/15/2029 (a)	3,942,000	3,806,040
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	4,207,000	4,058,872
5.88%, 4/15/2030 (a)	2,190,000	2,252,831
6.13%, 4/15/2032 (a) (b)	6,883,000	7,176,422
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	4,924,800	4,759,622
5.88%, 3/1/2034 (a)	4,993,000	5,012,972
Novelis Corp.:
3.88%, 8/15/2031 (a)	6,390,000	5,812,025
6.38%, 8/15/2033 (a)	2,550,000	2,586,848
6.88%, 1/30/2030 (a)	7,832,000	8,128,441
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,254,640	5,584,369
		87,978,512
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc. 6.38%, 3/15/2033 (a)	5,804,000	5,978,120
Avient Corp.:
6.25%, 11/1/2031 (a)	5,330,000	5,480,253
7.13%, 8/1/2030 (a)	3,757,600	3,863,752
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	8,536,000	8,840,479
6.25%, 3/15/2033 (a)	3,672,000	3,817,668
Calderys Financing LLC 11.25%, 6/1/2028 (a)	3,394,990	3,604,835
Entegris, Inc. 5.95%, 6/15/2030 (a)	5,022,100	5,121,236
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	5,887,000	6,024,991
Maxam Prill SARL 7.75%, 7/15/2030 (a)	3,519,000	3,639,315
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,279,800	2,367,481
		48,738,130
Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 13.50%, 4/15/2031 (a) (b)	$3,938,000	$3,223,017
Xerox Holdings Corp. 8.88%, 11/30/2029 (a) (b)	3,107,000	1,252,805
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	4,381,000	4,533,809
		9,009,631
OIL & GAS — 6.0%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	7,112,000	7,449,678
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	5,372,600	5,557,632
6.63%, 7/15/2033 (a)	3,114,000	3,219,378
Baytex Energy Corp. 7.38%, 3/15/2032 (a)	6,070,100	6,333,178
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	4,572,000	4,637,425
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	6,095,000	6,310,885
California Resources Corp. 8.25%, 6/15/2029 (a)	6,960,800	7,286,774
Caturus Energy LLC 8.50%, 2/15/2030 (a)	6,830,800	7,118,855
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	6,695,000	6,762,820
6.75%, 3/15/2033 (a) (b)	3,278,000	3,389,944
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	5,953,000	6,139,448
8.63%, 11/1/2030 (a)	5,008,100	5,244,382
8.75%, 7/1/2031 (a) (b)	14,300,800	14,844,802
9.63%, 6/15/2033 (a)	8,163,000	8,799,714
CNX Resources Corp.:
7.25%, 3/1/2032 (a)	5,336,000	5,576,227
7.38%, 1/15/2031 (a)	4,148,000	4,294,424
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	6,231,000	6,063,573
6.75%, 3/1/2029 (a)	11,086,000	11,114,602
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	7,106,000	6,748,639
7.63%, 4/1/2032 (a)	10,869,000	10,549,451
8.38%, 1/15/2034 (a) (b)	6,865,000	6,808,364
CVR Energy, Inc. 8.50%, 1/15/2029 (a)	4,291,000	4,413,422
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	2,878,000	2,940,050
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	5,831,200	6,189,119
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,790,000	4,949,699

See accompanying notes to financial statements.
146

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	$2,822,000	$2,784,834
6.00%, 4/15/2030 (a)	4,268,800	4,141,974
6.00%, 2/1/2031 (a)	7,563,000	7,176,758
6.25%, 4/15/2032 (a)	3,320,800	3,124,043
6.88%, 5/15/2034 (a)	6,849,000	6,419,431
7.25%, 2/15/2035 (a)	4,986,000	4,738,744
8.38%, 11/1/2033 (a)	4,076,500	4,157,255
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	5,675,000	5,903,646
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,895,000	4,842,134
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	5,819,000	6,190,718
Matador Resources Co.:
6.25%, 4/15/2033 (a)	8,633,000	8,631,101
6.50%, 4/15/2032 (a)	4,247,400	4,301,130
6.88%, 4/15/2028 (a)	4,759,000	4,860,462
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	7,493,000	7,175,522
Murphy Oil Corp. 6.00%, 10/1/2032 (b)	4,011,000	4,007,711
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	8,084,000	7,944,147
8.88%, 8/15/2031 (a) (b)	2,989,800	2,900,853
9.13%, 1/31/2030 (a)	5,068,133	5,327,723
Noble Finance II LLC 8.00%, 4/15/2030 (a)	10,745,100	11,168,564
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a)	6,212,000	6,037,691
8.75%, 6/15/2031 (a) (b)	2,586,000	2,606,921
Parkland Corp. 6.63%, 8/15/2032 (a)	500	513
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (a) (b)	6,378,700	6,136,118
9.88%, 3/15/2030 (a) (b)	3,688,000	3,788,277
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	7,413,000	7,447,619
6.25%, 2/1/2033 (a)	7,847,000	8,051,728
7.00%, 1/15/2032 (a)	6,141,000	6,396,343
8.00%, 4/15/2027 (a)	1,560,000	1,579,687
Petrofac Ltd. 9.75%, 11/15/2026 (a) (f)	360,000	18,000
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	3,923,000	4,047,712
Range Resources Corp.:
4.75%, 2/15/2030 (a)	4,170,000	4,119,084
8.25%, 1/15/2029	1,508,000	1,531,087
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,708,000	3,670,290
Security Description	Principal Amount	Value
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	$4,271,000	$4,439,064
SM Energy Co.:
6.75%, 8/1/2029 (a)	6,308,000	6,354,931
7.00%, 8/1/2032 (a) (b)	5,629,800	5,539,442
Sunoco LP:
4.50%, 10/1/2029 (a)	8,067,000	7,870,004
4.63%, 5/1/2030 (a)	8,762,500	8,505,934
5.63%, 3/15/2031 (a)	7,474,000	7,513,313
5.88%, 3/15/2034 (a)	6,446,000	6,442,326
6.25%, 7/1/2033 (a)	3,645,000	3,733,173
7.00%, 5/1/2029 (a)	4,430,000	4,619,072
7.25%, 5/1/2032 (a)	7,136,000	7,537,614
Sunoco LP/Sunoco Finance Corp.:
4.50%, 4/30/2030	4,482,000	4,377,525
7.00%, 9/15/2028 (a)	4,377,000	4,515,138
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	4,243,900	4,406,823
9.38%, 2/1/2031 (a)	3,634,000	3,795,168
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	7,337,130	7,260,237
Transocean International Ltd.:
7.88%, 10/15/2032 (a)	5,029,000	5,235,491
8.25%, 5/15/2029 (a)	5,885,800	5,920,703
8.50%, 5/15/2031 (a)	9,262,000	9,165,953
8.75%, 2/15/2030 (a)	3,793,663	3,960,280
Trident Energy Finance PLC:
12.50%, 11/30/2029 (a) (b)	1,008,000	1,022,263
12.50%, 11/30/2029	1,111,000	1,127,665
Valaris Ltd. 8.38%, 4/30/2030 (a)	8,740,000	9,098,952
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (b)	6,752,360	6,653,708
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	5,843,600	5,919,099
		458,984,183
OIL & GAS SERVICES — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	3,250,000	3,347,630
CHC Group LLC 11.75%, 9/1/2030 (a)	3,292,000	3,095,007
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	8,240,000	8,411,062
6.75%, 10/1/2035 (a)	3,384,000	3,478,955
7.25%, 2/15/2029 (a)	5,687,000	5,907,883
SESI LLC 7.88%, 9/30/2030 (a)	3,361,000	3,308,400
TGS ASA 8.50%, 1/15/2030 (a)	2,768,000	2,887,661
Tidewater, Inc. 9.13%, 7/15/2030 (a)	6,182,000	6,634,461

See accompanying notes to financial statements.
147

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	$6,491,000	$6,561,233
7.13%, 3/15/2029 (a)	8,490,800	8,793,157
WBI Operating LLC:
6.25%, 10/15/2030 (a)	5,781,000	5,820,715
6.50%, 10/15/2033 (a)	3,851,000	3,836,867
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	10,956,000	11,217,301
		73,300,332
PACKAGING & CONTAINERS — 2.0%
ARD Finance SA 6.50%, 6/30/2027 (a) (f)	4,295	39
Ardagh Group SA:
9.50%, 12/1/2030 (a) (b)	9,136,413	9,898,573
12.00%, 12/1/2030 (a)	4,028,000	3,683,687
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	4,844,000	4,663,609
4.00%, 9/1/2029 (a)	5,583,000	5,255,222
6.25%, 1/30/2031 (a) (b)	5,134,000	5,249,669
Ball Corp.:
3.13%, 9/15/2031 (b)	5,507,000	5,074,260
5.50%, 9/15/2033	6,943,000	7,072,279
6.00%, 6/15/2029	5,596,000	5,758,396
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	7,018,000	7,136,815
6.75%, 4/15/2032 (a)	11,040,000	11,365,459
6.88%, 1/15/2030 (a)	5,229,000	5,386,916
8.75%, 4/15/2030 (a) (b)	5,375,000	5,465,515
Crown Americas LLC:
5.25%, 4/1/2030	1,365,300	1,394,026
5.88%, 6/1/2033 (a)	5,358,000	5,481,716
Graphic Packaging International LLC 6.38%, 7/15/2032 (a) (b)	2,114,400	2,150,535
LABL, Inc.:
5.88%, 11/1/2028 (a) (b)	3,995,800	2,529,501
8.63%, 10/1/2031 (a)	6,395,800	3,406,211
10.50%, 7/15/2027 (a) (b)	242,000	148,220
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	900	868
7.88%, 4/15/2030 (a)	19,546,000	19,466,643
9.25%, 4/15/2027 (a)	9,665,000	9,120,377
Owens-Brockway Glass Container, Inc. 7.25%, 5/15/2031 (a) (b)	4,921,000	5,028,573
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	5,366,510	5,455,648
Security Description	Principal Amount	Value
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	$8,083,343	$8,074,209
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,920,100	5,038,478
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	4,697,000	5,023,582
12.25%, 1/15/2031 (a)	5,589,000	6,064,456
		154,393,482
PHARMACEUTICALS — 2.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	49,372,000	51,422,419
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	1,656,000	1,606,866
5.13%, 3/1/2030 (a)	4,124,000	4,024,323
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	6,529,000	6,901,414
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	3,019,000	2,703,062
6.25%, 2/15/2029 (a)	3,081,000	2,447,700
11.00%, 9/30/2028 (a)	6,860,000	7,114,849
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	7,558,000	7,816,257
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	6,481,000	6,769,534
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	14,682,000	15,399,509
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	8,921,000	9,433,244
Grifols SA 4.75%, 10/15/2028 (a) (b)	4,015,000	3,965,535
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	3,345,800	3,142,275
12.25%, 4/15/2029 (a)	9,232,100	9,985,347
Jazz Securities DAC 4.38%, 1/15/2029 (a)	12,139,000	11,975,852
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	10,564,400	10,291,839
5.13%, 4/30/2031 (a) (b)	10,788,800	8,940,679
6.75%, 5/15/2034 (a)	9,173,300	8,265,877
7.88%, 5/15/2034 (a) (b)	4,709,700	3,785,139
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	5,560,600	3,566,736
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	5,266,000	4,790,796
		184,349,252

See accompanying notes to financial statements.
148

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	$3,244,000	$3,245,622
5.75%, 10/15/2033 (a)	4,118,000	4,142,008
5.75%, 7/1/2034 (a)	2,920,000	2,942,250
6.63%, 2/1/2032 (a)	5,477,000	5,679,923
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	3,636,000	3,792,675
7.25%, 7/15/2032 (a)	2,681,000	2,842,396
Buckeye Partners LP:
6.75%, 2/1/2030 (a)	4,697,000	4,929,877
6.88%, 7/1/2029 (a)	4,598,000	4,785,828
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	9,327,800	9,235,548
7.50%, 12/15/2033 (a)	5,622,800	6,031,915
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (a)	2,537,000	2,589,262
8.63%, 3/15/2029 (a)	12,216,800	12,770,099
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (c)	8,781,000	8,756,062
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (c)	5,928,000	5,951,534
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	7,835,000	8,373,656
Excelerate Energy LP 8.00%, 5/15/2030 (a)	7,972,000	8,418,990
Genesis Energy LP/Genesis Energy Finance Corp.:
7.88%, 5/15/2032 (b)	8,593,000	8,949,610
8.00%, 5/15/2033	5,218,000	5,415,919
8.25%, 1/15/2029	2,271,000	2,370,879
8.88%, 4/15/2030 (b)	1,871,000	1,963,839
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	5,691,000	5,931,729
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,354,000	2,297,551
5.88%, 3/1/2028 (a)	6,022,000	6,134,551
6.50%, 6/1/2029 (a)	4,331,810	4,483,380
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	498
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	5,536,000	5,664,103
7.38%, 7/15/2032 (a)	5,591,000	5,900,238
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,647,100	8,293,261
Security Description	Principal Amount	Value
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	$6,952,000	$7,011,370
6.63%, 12/15/2028 (a)	7,659,666	7,886,239
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,453,000	7,737,928
8.38%, 2/15/2032 (a)	8,904,000	9,230,332
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	4,204,000	4,284,885
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	3,140,000	3,313,516
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (c)	800	855
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (c)	5,548,000	5,930,257
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	7,704,800	7,984,869
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	191,000	192,505
6.75%, 3/15/2034 (a)	4,317,000	4,314,971
7.38%, 2/15/2029 (a)	7,255,000	7,497,535
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	5,684,000	5,740,897
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	10,377,800	9,747,868
3.88%, 11/1/2033 (a)	9,011,000	7,734,682
4.13%, 8/15/2031 (a)	7,221,000	6,570,099
6.25%, 1/15/2030 (a) (b)	8,096,800	8,189,104
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	13,125,740	12,624,731
8.13%, 6/1/2028 (a)	16,044,000	16,310,010
8.38%, 6/1/2031 (a) (b)	15,557,100	15,473,558
9.50%, 2/1/2029 (a)	21,793,200	22,615,457
9.88%, 2/1/2032 (a) (b)	13,372,000	13,812,206
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	9,358,000	9,527,661
6.50%, 1/15/2034 (a)	11,489,700	11,762,121
6.50%, 6/15/2034 (a)	5,925,000	6,057,068
6.75%, 1/15/2036 (a)	13,024,000	13,330,455
7.50%, 5/1/2033 (a)	9,141,000	9,880,233
7.75%, 5/1/2035 (a) (b)	8,499,000	9,305,555
		395,960,170
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	7,441,795	7,444,697

See accompanying notes to financial statements.
149

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a) (b)	$2,124,800	$2,062,203
9.75%, 4/15/2030 (a)	5,466,100	5,928,368
Howard Hughes Corp.:
4.13%, 2/1/2029 (a) (b)	4,069,000	3,950,429
4.38%, 2/1/2031 (a)	2,395,000	2,278,100
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,011,000	4,890,686
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,182,600	5,026,656
4.75%, 2/1/2030 (b)	4,912,000	4,648,422
5.00%, 3/1/2031 (b)	3,810,000	3,591,230
		39,820,791
REAL ESTATE INVESTMENT TRUSTS — 2.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	3,742,000	3,612,789
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	4,462,000	4,275,801
Brandywine Operating Partnership LP 8.88%, 4/12/2029	3,767,000	4,059,432
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	6,479,400	6,395,038
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,772,800	4,680,971
Diversified Healthcare Trust 4.38%, 3/1/2031	1,862,300	1,628,861
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	6,199,000	5,911,490
Iron Mountain, Inc.:
6.25%, 1/15/2033 (a)	8,714,000	8,790,073
7.00%, 2/15/2029 (a)	5,462,800	5,612,481
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	7,737,000	7,813,519
6.38%, 8/1/2030 (a)	7,771,000	7,948,334
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	13,148,000	9,561,094
8.50%, 2/15/2032 (a) (b)	8,755,000	9,355,243
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	6,284,000	6,131,739
7.00%, 2/1/2030 (a)	3,151,000	3,229,964
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,561,000	4,518,035
Security Description	Principal Amount	Value
6.50%, 4/1/2032 (a)	$8,204,000	$8,511,404
6.50%, 6/15/2033 (a)	3,146,000	3,264,290
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	8,380,000	8,605,003
8.00%, 7/15/2030 (a)	2,114,000	2,161,396
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	5,767,100	5,456,599
SBA Communications Corp. 3.13%, 2/1/2029	8,004,500	7,649,981
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	3,860,000	3,488,629
8.38%, 6/15/2029	8,570,000	8,626,048
8.63%, 11/15/2031 (a)	4,149,000	4,360,848
8.88%, 6/15/2032 (b)	6,000,300	5,920,076
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	4,586,100	4,558,583
5.25%, 10/15/2028 (a)	5,933,000	5,980,761
5.75%, 1/15/2031 (a)	533,000	539,433
6.50%, 7/1/2030 (a)	1,983,000	2,068,348
6.50%, 10/15/2030 (a)	4,806,000	5,010,832
7.25%, 4/1/2029 (a)	5,900,700	6,227,186
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,373,000	5,011,827
XHR LP 4.88%, 6/1/2029 (a)	3,352,000	3,305,038
		184,271,146
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
5.63%, 9/15/2029 (a)	4,421,000	4,510,348
6.13%, 6/15/2029 (a)	9,260,900	9,519,464
Advance Auto Parts, Inc.:
7.00%, 8/1/2030 (a)	7,268,000	7,317,132
7.38%, 8/1/2033 (a)	6,086,000	6,125,072
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	6,374,800	6,276,437
5.00%, 2/15/2032 (a)	2,526,000	2,455,247
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	5,723,000	5,477,140
Carvana Co. 9.00%, 6/1/2031 (a)	6,498	7,334
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	4,794,000	5,125,170
EG Global Finance PLC 12.00%, 11/30/2028 (a)	7,012,000	7,628,565
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	7,362,000	7,075,986
9.25%, 1/15/2031 (a)	5,599,000	5,772,289

See accompanying notes to financial statements.
150

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	$10,304,960	$10,011,681
6.75%, 1/15/2030 (a) (b)	8,066,000	7,661,248
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	500	496
5.63%, 1/1/2030 (a)	4,907,000	4,925,401
6.88%, 3/1/2032 (a)	4,483,000	4,669,134
Gap, Inc.:
3.63%, 10/1/2029 (a)	3,045,000	2,883,950
3.88%, 10/1/2031 (a)	8,094,000	7,487,517
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,594,600	5,486,848
8.75%, 1/15/2032 (a)	3,696,800	3,557,837
11.50%, 8/15/2029 (a)	4,015,800	4,223,537
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	4,635,800	4,767,503
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	138,000	115,415
Kohl's Corp. 5.13%, 5/1/2031	6,164,800	5,408,687
LBM Acquisition LLC 9.50%, 6/15/2031 (a)	8,038,000	8,354,376
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,418,000	8,250,398
8.25%, 8/1/2031 (a)	7,016,000	7,420,262
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	2,364,000	2,285,373
5.50%, 10/1/2030 (a)	3,833,000	3,859,678
Macy's Retail Holdings LLC 7.38%, 8/1/2033 (a)	5,591,000	5,919,136
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	6,782,000	6,517,705
7.88%, 5/1/2029 (a) (b)	7,582,000	6,994,623
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	3,310,000	3,110,539
Park River Holdings, Inc.:
8.00%, 3/15/2031 (a)	7,001,000	7,225,032
8.75%, 12/31/2030 (a) (b)	1,436,000	1,416,743
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	3,833,000	3,715,442
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	14,483,600	14,727,069
10.00%, 9/15/2033 (a)	6,010,000	6,191,983
QVC, Inc. 6.88%, 4/15/2029 (a)	3,987,000	1,681,358
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	16,172,000	16,897,476
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	7,847,641	396,367
Security Description	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	$2,651,000	$2,769,685
SGUS LLC 11.00%, 12/15/2029 (a) (b)	3,341,090	1,239,511
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	4,353,000	4,270,772
4.88%, 11/15/2031 (a) (b)	5,365,000	5,177,493
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	3,426,800	3,347,607
Staples, Inc.:
10.75%, 9/1/2029 (a)	15,389,900	15,305,102
12.75%, 1/15/2030 (a)	6,894,436	5,777,262
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	5,414,000	5,198,848
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	4,068,000	3,973,541
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	6,128,800	5,940,768
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a) (b)	6,221,000	6,430,337
Yum! Brands, Inc.:
4.63%, 1/31/2032	7,789,000	7,636,959
5.38%, 4/1/2032	4,843,000	4,909,494
		305,430,377
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,322,000	2,375,592
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	3,774,000	4,020,782
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (a)	10,140,000	10,439,941
6.63%, 7/24/2033 (a)	8,352,100	8,695,121
		25,531,436
SOFTWARE — 3.1%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	14,608,000	14,612,967
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	4,953,800	5,103,008
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	20,516
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	6,542,000	5,682,839
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,858,000	5,822,031
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	34,305,000	34,750,279

See accompanying notes to financial statements.
151

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 8/15/2033 (a)	$4,971,000	$4,927,007
8.25%, 6/30/2032 (a)	16,368,000	17,132,549
9.00%, 9/30/2029 (a)	24,402,000	25,413,707
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	11,450,000	10,461,980
9.25%, 6/1/2030 (a)	12,715,000	11,826,349
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	2,527,000	2,381,091
Elastic NV 4.13%, 7/15/2029 (a)	6,150,000	5,948,526
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	6,477,000	6,618,328
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	11,194,000	11,477,432
Open Text Corp. 3.88%, 12/1/2029 (a)	8,371,000	7,946,507
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a)	5,568,000	5,192,438
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	5,520,000	4,817,249
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	6,755,000	6,062,545
ROBLOX Corp. 3.88%, 5/1/2030 (a)	4,788,000	4,575,604
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	5,908,000	5,795,807
9.00%, 11/28/2028 (a)	6,115,000	6,301,018
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	4,224,000	4,390,721
Twilio, Inc.:
3.63%, 3/15/2029	4,395,000	4,256,689
3.88%, 3/15/2031 (b)	2,683,000	2,560,494
UKG, Inc. 6.88%, 2/1/2031 (a)	18,556,900	19,111,937
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,948,000	4,677,691
		237,867,309
TELECOMMUNICATIONS — 5.8%
Altice Financing SA 5.75%, 8/15/2029 (a)	15,364,000	10,695,034
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a)	6,168,000	5,668,639
Altice France SA:
6.50%, 4/15/2032 (a)	11,449,834	10,980,620
6.88%, 10/15/2030 (a)	6,791,000	6,590,394
6.88%, 7/15/2032 (a)	9,915,103	9,492,422
9.50%, 11/1/2029 (a) (b)	8,796,000	9,047,742
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	14,442,000	14,165,147
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (c)	6,699,000	6,913,167
Security Description	Principal Amount	Value
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	$7,928,000	$8,318,137
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	2,804,000	2,774,137
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	2,131,000	2,056,564
Cipher Compute LLC 7.13%, 11/15/2030 (a)	11,026,000	11,246,851
CommScope LLC:
4.75%, 9/1/2029 (a)	5,270,750	5,266,902
9.50%, 12/15/2031 (a) (b)	11,187,000	11,302,002
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	16,485,000	17,507,565
Connect Holding II LLC 10.50%, 4/3/2031 (a)	14,201,000	13,492,228
EchoStar Corp. 10.75%, 11/30/2029	36,430,000	40,236,935
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	5,482,000	5,236,352
Series 2033, 6.38%, 11/15/2033 (a) (b)	1,742,000	1,729,370
Series 2036, 7.20%, 7/18/2036 (a)	3,493,800	3,494,673
Series 2038, 7.72%, 6/4/2038 (a)	4,503,000	4,538,394
Flash Compute LLC 7.25%, 12/31/2030 (a)	8,358,000	8,284,366
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	1,166,765	1,184,488
6.00%, 1/15/2030 (a)	1,740,000	1,770,554
8.63%, 3/15/2031 (a) (b)	2,182,000	2,298,541
8.75%, 5/15/2030 (a) (b)	933,000	974,444
GCI LLC 4.75%, 10/15/2028 (a)	2,491,700	2,434,192
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	6,181,000	6,272,479
7.00%, 4/15/2032 (a)	7,181,000	7,403,970
8.50%, 4/15/2031 (a)	8,044,000	8,666,686
Level 3 Financing, Inc.:
4.88%, 6/15/2029 (a)	5,999,500	5,888,929
6.88%, 6/30/2033 (a)	14,914,452	15,263,450
7.00%, 3/31/2034 (a) (b)	14,073,214	14,498,647
8.50%, 1/15/2036 (a) (b)	8,950,000	9,179,836
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	7,012,000	7,004,006
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (c)	8,808,000	9,217,396
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (b) (c)	7,895,000	8,337,673

See accompanying notes to financial statements.
152

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TELUS Corp.:
5 yr. CMT + 2.69%, 6.38%, 6/9/2056 (c)	$5,668,000	$5,680,470
5 yr. CMT + 2.52%, 6.63%, 6/9/2056 (c)	4,818,000	4,816,362
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (c)	4,222,000	4,306,651
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	4,541,000	4,723,003
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	478
3.38%, 4/15/2029	700	683
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	5,062,000	5,037,297
6.50%, 2/15/2029 (a) (b)	8,485,000	8,162,825
8.63%, 6/15/2032 (a) (b)	6,021,000	5,935,863
Viasat, Inc. 7.50%, 5/30/2031 (a) (b)	5,344,000	5,079,044
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/2031 (a)	9,857,000	9,108,262
6.75%, 1/15/2033 (a)	6,988,000	6,893,522
7.75%, 4/15/2032 (a)	7,093,000	7,382,962
Vodafone Group PLC:
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	5,522,300	5,164,344
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	189,000	199,892
Windstream Services LLC 7.50%, 10/15/2033 (a)	9,601,000	9,839,873
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a) (b)	18,027,000	18,920,779
WULF Compute LLC 7.75%, 10/15/2030 (a)	23,396,000	24,099,986
Zegona Finance PLC 8.63%, 7/15/2029 (a)	6,491,000	6,862,934
		441,648,162
TRANSPORTATION — 0.7%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	3,689,700	3,857,950
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	5,633,100	1,584,253
Danaos Corp. 6.88%, 10/15/2032 (a) (b)	4,952,000	5,106,156
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	3,515,000	3,413,487
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	3,614,000	3,731,527
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	7,380,000	7,693,798
Security Description	Principal Amount	Value
Seaspan Corp. 5.50%, 8/1/2029 (a)	$6,258,000	$5,938,279
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	6,824,800	6,356,892
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	5,517,000	5,842,613
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	4,803,000	5,028,789
XPO, Inc. 7.13%, 2/1/2032 (a)	3,175,000	3,340,989
		51,894,733
TRUCKING & LEASING — 0.3%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	2,646,000	2,646,741
5.88%, 4/15/2033 (a)	4,630,000	4,706,071
7.00%, 5/1/2031 (a)	4,081,600	4,298,700
7.00%, 6/15/2032 (a)	9,248,800	9,731,125
7.88%, 12/1/2030 (a)	3,835,501	4,072,190
		25,454,827
TOTAL CORPORATE BONDS & NOTES (Cost $7,546,214,650)		7,487,057,230
	Shares
COMMON STOCKS — 0.0% *
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (g) (h)	139,111	2,491,529
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (g) (h)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Gulfport Energy Corp. (h)	37	7,696
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (g) (h)	12,924	508,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Diebold Nixdorf, Inc. (h)	1,959	132,996
TOTAL COMMON STOCKS (Cost $3,646,755)		3,261,743
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.59%, 12/31/2030 (c)	$1,573,443	1,579,737

See accompanying notes to financial statements.
153

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.33%, 9/25/2029 (c)	$6,719,145	$5,203,978
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,909,067)		6,783,715
	Shares
SHORT-TERM INVESTMENT — 6.5%
State Street Navigator Securities Lending Portfolio II (i) (j) (Cost $493,718,113)	493,718,113	493,718,113
TOTAL INVESTMENTS — 104.8% (Cost $8,051,488,585)		7,990,820,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(367,806,434)
NET ASSETS — 100.0%		$7,623,014,367
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 87.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $3,121,051, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,487,057,230	$—	$7,487,057,230
Common Stocks	140,692	—	3,121,051	3,261,743
Senior Floating Rate Loans	—	6,783,715	—	6,783,715
Short-Term Investment	493,718,113	—	—	493,718,113
TOTAL INVESTMENTS	$493,858,805	$7,493,840,945	$3,121,051	$7,990,820,801
See accompanying notes to financial statements.
154

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,124,398	$63,124,398	$790,077,246	$853,201,644	$—	$—	—	$—	$626,155
State Street Navigator Securities Lending Portfolio II	634,582,775	634,582,775	568,213,251	709,077,913	—	—	493,718,113	493,718,113	2,431,400
Total		$697,707,173	$1,358,290,497	$1,562,279,557	$—	$—		$493,718,113	$3,057,555

See accompanying notes to financial statements.
155

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 1.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,351,000	$3,555,072
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	404,000	422,834
7.50%, 6/1/2029 (a) (b)	8,379,000	8,323,699
7.75%, 4/15/2028 (a) (b)	7,376,000	7,378,950
7.88%, 4/1/2030 (a)	6,658,000	7,021,926
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	3,871,000	3,325,383
Lamar Media Corp.:
3.75%, 2/15/2028	4,087,000	4,010,777
4.88%, 1/15/2029	3,250,000	3,240,998
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	17,862,000	17,907,905
10.38%, 5/15/2031 (a)	621,000	636,438
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	5,566,000	5,428,353
4.63%, 3/15/2030 (a) (b)	1,054,000	1,028,620
5.00%, 8/15/2027 (a)	6,958,000	6,963,358
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,547,000	5,417,921
		74,662,234
AEROSPACE & DEFENSE — 1.4%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	6,961,000	7,208,185
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	7,714,000	7,735,368
7.50%, 2/1/2029 (a)	5,291,000	5,513,487
8.75%, 11/15/2030 (a)	2,902,000	3,133,696
Moog, Inc. 4.25%, 12/15/2027 (a)	5,830,000	5,778,113
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	2,320,000	2,322,761
TransDigm, Inc.:
4.63%, 1/15/2029 (b)	8,475,000	8,422,116
4.88%, 5/1/2029	1,358,000	1,353,423
6.38%, 3/1/2029 (a)	17,087,000	17,641,131
6.75%, 8/15/2028 (a)	13,088,000	13,339,813
		72,448,093
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	6,822,500	6,819,908
6.00%, 6/15/2030 (a)	2,468,000	2,509,709
		9,329,617
AIRLINES — 1.4%
Air Canada 3.88%, 8/15/2026 (a)	9,281,642	9,245,351
Security Description	Principal Amount	Value
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	$4,576,000	$4,640,430
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,753,000	6,902,039
8.50%, 5/15/2029 (a)	4,241,000	4,427,477
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	3,527,261	3,532,234
5.75%, 4/20/2029 (a)	19,740,000	20,099,465
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	4,458,000	4,501,466
9.63%, 2/14/2030 (a) (b)	5,373,000	5,392,020
OneSky Flight LLC 8.88%, 12/15/2029 (a)	2,995,000	3,207,945
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,470,000	6,187,649
7.88%, 5/1/2027 (a) (b)	3,483,000	3,500,624
		71,636,700
APPAREL — 0.5%
Crocs, Inc. 4.25%, 3/15/2029 (a)	1,070,000	1,035,749
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	2,685,000	2,560,577
Under Armour, Inc. 3.25%, 6/15/2026	6,570,000	6,532,026
VF Corp.:
2.80%, 4/23/2027	4,007,000	3,933,912
2.95%, 4/23/2030	5,861,000	5,307,839
William Carter Co. 7.38%, 2/15/2031 (a) (b)	1,242,000	1,283,048
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	5,386,000	4,977,849
		25,631,000
AUTO MANUFACTURERS — 2.0%
Allison Transmission, Inc.:
4.75%, 10/1/2027 (a)	1,895,000	1,892,840
5.88%, 6/1/2029 (a)	1,575,000	1,599,806
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	8,766,000	8,123,102
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	2,462,000	2,429,625
5.50%, 7/15/2029 (a) (b)	1,447,000	1,444,916
5.88%, 1/15/2028 (a)	2,095,000	2,093,973
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	5,085,000	5,460,985
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	7,783,000	7,587,024
2.00%, 3/9/2026 (a)	8,450,000	8,379,949
2.45%, 9/15/2028 (a)	4,741,000	4,377,081

See accompanying notes to financial statements.
156

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 3/9/2028 (a)	$4,797,000	$4,538,873
5.63%, 9/29/2028 (a)	8,533,000	8,528,051
6.13%, 9/30/2030 (a)	4,333,000	4,334,343
7.05%, 9/15/2028 (a)	6,294,000	6,499,184
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	12,752,000	12,554,472
4.81%, 9/17/2030 (a)	15,010,000	14,158,783
7.50%, 7/17/2030 (a)	5,607,000	5,872,660
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,808,000	2,414,543
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	2,656,000	2,482,457
		104,772,667
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	5,325,000	5,472,715
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	2,505,000	2,412,065
6.88%, 7/1/2028	1,318,000	1,317,934
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	7,010,000	7,183,568
6.75%, 2/15/2030 (a)	3,981,000	4,158,911
Dana, Inc.:
5.38%, 11/15/2027	4,296,000	4,292,606
5.63%, 6/15/2028	5,310,000	5,306,389
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,430,000	3,845,063
Forvia SE 8.00%, 6/15/2030 (a) (b)	3,223,000	3,450,834
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	3,501,000	3,499,985
5.00%, 7/15/2029 (b)	7,738,000	7,562,425
6.63%, 7/15/2030 (b)	3,924,000	4,019,510
Phinia, Inc. 6.75%, 4/15/2029 (a)	3,991,000	4,134,237
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,784,000	1,635,331
Tenneco, Inc. 8.00%, 11/17/2028 (a)	13,993,000	14,054,009
Titan International, Inc. 7.00%, 4/30/2028	721,000	723,076
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	4,235,000	4,184,265
6.88%, 4/14/2028 (a)	3,409,000	3,465,146
7.13%, 4/14/2030 (a)	4,062,000	4,099,330
7.50%, 3/24/2031 (a)	955,000	966,365
		85,783,764
BANKS — 0.1%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,760,000	2,764,940
12.25%, 10/1/2030 (a)	1,460,000	1,619,228
		4,384,168
Security Description	Principal Amount	Value
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	$6,410,000	$6,240,648
6.25%, 4/1/2029 (a)	1,149,000	1,155,262
		7,395,910
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	2,064,000	1,850,417
CHEMICALS — 2.8%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	3,560,000	3,421,587
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	1,077,000	1,075,858
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	813,000	799,155
6.50%, 4/15/2030 (b)	5,988,000	6,013,449
6.67%, 7/15/2027 (c)	25,000	25,760
6.83%, 7/15/2029 (c)	6,196,000	6,499,604
6.85%, 11/15/2028 (c)	4,941,000	5,168,582
7.00%, 2/15/2031	387,000	396,102
7.05%, 11/15/2030 (c)	5,421,000	5,697,634
Chemours Co.:
4.63%, 11/15/2029 (a)	4,178,000	3,789,864
5.38%, 5/15/2027	3,090,000	3,095,933
5.75%, 11/15/2028 (a) (b)	2,729,000	2,654,416
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	5,352,000	3,478,961
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,615,000	4,634,891
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,371,000	4,276,149
FMC Corp.:
3.45%, 10/1/2029	3,191,000	2,842,479
5.65%, 5/18/2033 (b)	1,500,000	1,314,570
Herens Holdco SARL 4.75%, 5/15/2028 (a) (b)	3,951,000	3,442,151
Huntsman International LLC:
2.95%, 6/15/2031	748,000	630,766
4.50%, 5/1/2029	6,109,000	5,843,869
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	5,113,000	4,522,551
7.50%, 4/15/2029 (a) (b)	4,662,000	4,011,558
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	4,422,000	3,066,790
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,008,000	4,858,611
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	2,668,000	2,420,303

See accompanying notes to financial statements.
157

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	$2,445,000	$2,218,226
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	816,000	824,690
Methanex Corp.:
5.13%, 10/15/2027	6,138,000	6,172,802
5.25%, 12/15/2029 (b)	1,310,000	1,319,000
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	2,552,000	2,546,386
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	2,300,000	2,110,733
Olin Corp.:
5.00%, 2/1/2030 (b)	1,158,000	1,139,530
5.63%, 8/1/2029 (b)	4,084,000	4,099,723
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	6,030,000	5,851,271
6.25%, 10/1/2029 (a)	1,451,000	1,409,646
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	1,249,000	1,299,110
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	8,404,000	8,396,604
6.63%, 5/1/2029 (a) (b)	1,211,000	1,216,123
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	6,080,000	6,020,781
SNF Group SACA:
3.13%, 3/15/2027 (a)	582,000	571,885
3.38%, 3/15/2030 (a)	2,201,000	2,057,583
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	5,132,000	3,595,787
9.13%, 9/30/2030 (a)	1,477,000	1,469,098
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	3,773,000	1,292,856
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	5,926,700	5,920,299
5.63%, 8/15/2029 (a)	5,802,000	5,509,347
		149,023,073
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	1,063,000	1,122,911
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	1,419,000	1,295,973
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,092,000	4,730,315
		7,149,199
COMMERCIAL SERVICES — 5.1%
ADT Security Corp. 4.13%, 8/1/2029 (a)	3,190,000	3,113,472
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	938,000	936,659
Security Description	Principal Amount	Value
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	$9,638,000	$10,054,362
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	2,981,000	3,143,107
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	8,526,000	8,441,081
6.88%, 6/15/2030 (a)	3,671,000	3,821,768
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	9,690,000	9,541,647
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	2,074,000	1,875,663
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	2,118,000	2,024,003
6.50%, 1/15/2031 (a) (b)	1,380,000	1,381,518
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	1,323,000	1,291,539
5.38%, 3/1/2029 (a) (b)	3,331,000	3,247,092
5.75%, 7/15/2027 (a)	334,000	334,116
8.25%, 1/15/2030 (a) (b)	3,616,000	3,754,095
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	4,020,000	4,104,460
Block, Inc.:
2.75%, 6/1/2026	9,853,000	9,786,591
5.63%, 8/15/2030 (a)	5,989,000	6,108,600
Brink's Co.:
4.63%, 10/15/2027 (a)	3,980,000	3,966,587
6.50%, 6/15/2029 (a)	3,052,000	3,159,247
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,072,000	1,994,528
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	2,427,000	2,390,255
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	8,819,000	8,563,690
4.88%, 7/1/2029 (a)	3,530,000	3,337,333
CoreCivic, Inc. 8.25%, 4/15/2029	3,812,000	4,011,063
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	1,579,000	1,621,886
Deluxe Corp.:
8.00%, 6/1/2029 (a)	981,000	998,118
8.13%, 9/15/2029 (a)	5,190,000	5,467,717
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	7,312,000	7,605,211
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	3,812,000	3,738,886
6.50%, 1/15/2031 (a)	960,000	982,109
7.75%, 2/15/2028 (a)	2,318,000	2,370,364

See accompanying notes to financial statements.
158

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GEO Group, Inc. 8.63%, 4/15/2029	$3,872,000	$4,075,086
Grand Canyon University 5.13%, 10/1/2028	1,981,000	1,974,066
Herc Holdings, Inc.:
6.63%, 6/15/2029 (a)	7,965,000	8,262,254
7.00%, 6/15/2030 (a)	10,266,000	10,797,573
Hertz Corp.:
4.63%, 12/1/2026 (a)	1,887,000	1,803,538
5.00%, 12/1/2029 (a) (b)	4,668,000	3,170,552
12.63%, 7/15/2029 (a) (b)	8,318,000	8,383,712
Korn Ferry 4.63%, 12/15/2027 (a)	842,000	842,076
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,441,000	2,431,846
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,476,000	2,407,339
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,364,000	6,281,141
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	1,898,000	760,415
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,117,000	5,023,564
5.75%, 4/15/2026 (a)	521,000	521,880
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	1,933,000	1,911,138
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	7,509,000	7,786,457
10.88%, 8/1/2029 (a)	3,846,000	3,931,420
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	4,051,000	4,113,304
Service Corp. International:
3.38%, 8/15/2030	7,474,000	6,993,198
4.63%, 12/15/2027	572,000	570,713
5.13%, 6/1/2029	3,829,000	3,857,181
Sotheby's 7.38%, 10/15/2027 (a)	6,593,000	6,549,618
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	1,599,000	1,662,400
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	2,116,000	2,000,636
United Rentals North America, Inc.:
3.88%, 11/15/2027	5,030,000	4,989,156
4.00%, 7/15/2030	6,858,000	6,638,407
4.88%, 1/15/2028	9,801,000	9,808,743
5.25%, 1/15/2030	1,358,000	1,376,401
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	1,966,000	1,937,847
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	8,749,000	9,417,336
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	377,000	377,113
Security Description	Principal Amount	Value
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	$3,037,000	$3,168,472
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,249,000	2,240,454
6.63%, 6/15/2029 (a)	2,489,000	2,566,906
6.63%, 4/15/2030 (a)	2,740,000	2,833,790
		264,632,499
COMPUTERS — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	1,432,200	1,441,481
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	2,824,000	2,446,092
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,242,000	2,149,249
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	14,600,000	12,742,296
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	5,861,000	5,817,863
5.13%, 4/15/2029 (a)	1,103,000	1,095,389
Virtusa Corp. 7.13%, 12/15/2028 (a)	971,000	956,590
Western Digital Corp. 4.75%, 2/15/2026	4,236,000	4,234,687
		30,883,647
CONSTRUCTION MATERIALS — 1.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,259,000	1,076,843
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	5,181,000	5,165,353
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	4,879,000	3,805,815
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	5,749,000	4,254,318
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a)	2,261,000	2,344,227
Griffon Corp. 5.75%, 3/1/2028	3,444,000	3,450,027
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,672,000	1,671,983
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	2,489,000	2,171,155
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	4,687,000	4,547,749
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,148,000	4,139,828
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	2,278,000	1,016,444

See accompanying notes to financial statements.
159

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	$8,256,000	$8,301,243
Standard Industries, Inc.:
4.38%, 7/15/2030 (a)	9,036,000	8,736,366
4.75%, 1/15/2028 (a)	9,803,000	9,772,317
		60,453,668
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	2,950,000	2,841,912
4.00%, 1/15/2028 (a)	5,499,000	5,461,387
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,888,000	2,882,686
Gates Corp. 6.88%, 7/1/2029 (a)	1,606,000	1,668,907
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	4,216,000	4,312,589
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	4,393,000	4,171,153
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	5,702,000	6,028,268
		27,366,902
DIVERSIFIED FINANCIAL SERVICES — 5.5%
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,370,000	1,375,521
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	414,000	415,875
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	2,907,000	2,908,046
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	2,374,000	2,509,983
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	1,075,000	1,112,980
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	1,515,000	1,506,577
6.88%, 4/15/2030 (a)	1,276,000	1,250,569
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a) (b)	5,395,000	4,730,012
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	5,125,000	4,876,950
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	3,264,000	3,276,599
9.25%, 12/15/2028 (a)	3,486,000	3,650,156
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	3,624,000	3,699,742
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a) (b)	2,860,000	3,070,525
9.25%, 4/1/2029 (a)	2,057,000	2,170,999
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,790,000	2,960,329
11.25%, 12/15/2028 (a)	2,939,000	3,107,023
Security Description	Principal Amount	Value
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	$3,186,000	$3,189,982
9.25%, 2/1/2029 (a)	7,519,000	7,884,574
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	2,541,000	2,575,761
6.88%, 4/15/2029 (a)	3,715,000	3,849,743
8.00%, 2/15/2027 (a)	4,597,000	4,707,466
8.00%, 6/15/2028 (a)	2,949,000	3,125,674
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	6,091,000	6,323,128
goeasy Ltd.:
6.88%, 5/15/2030 (a)	4,518,000	4,311,572
7.38%, 10/1/2030 (a)	1,751,000	1,685,355
7.63%, 7/1/2029 (a)	3,852,000	3,810,629
9.25%, 12/1/2028 (a)	5,175,000	5,321,815
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	2,061,000	2,027,200
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	4,521,000	4,351,282
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	2,323,000	2,437,710
9.50%, 2/15/2029 (a) (b)	3,596,000	3,778,425
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	3,526,000	3,279,145
LFS Topco LLC 8.75%, 7/15/2030 (a) (b)	2,620,000	2,640,724
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	798,000	749,505
6.50%, 5/1/2028 (a)	6,215,000	6,201,451
Navient Corp.:
4.88%, 3/15/2028	6,779,000	6,702,126
5.00%, 3/15/2027	1,587,000	1,589,000
5.50%, 3/15/2029 (b)	5,093,000	5,051,492
6.75%, 6/15/2026	5,372,000	5,422,443
9.38%, 7/25/2030	1,148,000	1,275,371
OneMain Finance Corp.:
3.50%, 1/15/2027 (b)	3,423,000	3,390,139
3.88%, 9/15/2028	4,155,000	4,045,807
4.00%, 9/15/2030	4,162,000	3,899,669
5.38%, 11/15/2029	1,114,000	1,114,802
6.13%, 5/15/2030	4,847,000	4,942,534
6.63%, 1/15/2028	5,501,000	5,644,301
6.63%, 5/15/2029	8,675,000	8,984,524
7.13%, 3/15/2026	5,558,000	5,586,568
7.88%, 3/15/2030	5,890,000	6,228,969
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	831,000	830,078
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,934,000	1,889,847
6.88%, 2/15/2033 (a)	2,300,000	2,400,671

See accompanying notes to financial statements.
160

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 12/15/2029 (a)	$8,902,000	$9,481,253
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	4,030,000	4,180,319
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	5,013,000	5,332,077
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	4,660,000	4,874,873
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,507,000	2,357,934
8.38%, 2/1/2028 (a)	1,843,000	1,885,813
8.88%, 1/31/2030 (a)	3,754,000	3,898,642
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	3,918,000	4,130,473
Rfna LP 7.88%, 2/15/2030 (a)	3,413,000	3,469,587
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	12,041,000	12,451,237
6.38%, 8/1/2033 (a)	1,933,000	2,018,980
6.50%, 8/1/2029 (a)	5,272,000	5,444,500
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	7,240,000	7,135,527
3.63%, 3/1/2029 (a)	4,362,000	4,214,041
SLM Corp.:
3.13%, 11/2/2026	3,388,000	3,327,524
6.50%, 1/31/2030	3,643,000	3,767,991
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	2,707,000	2,786,234
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	4,865,000	5,136,467
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	5,542,000	5,502,375
5.75%, 6/15/2027 (a)	4,558,000	4,568,711
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	2,759,000	2,754,448
6.63%, 2/1/2030 (a)	5,404,000	5,467,227
		288,057,601
ELECTRIC — 2.3%
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	649,000	632,431
Calpine Corp.:
4.50%, 2/15/2028 (a)	6,267,000	6,270,384
4.63%, 2/1/2029 (a)	3,805,000	3,801,994
5.13%, 3/15/2028 (a)	10,208,000	10,209,837
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	5,751,000	5,734,150
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	2,056,000	2,122,594
Security Description	Principal Amount	Value
DPL LLC 4.35%, 4/15/2029	$3,994,000	$3,925,703
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	4,332,000	4,111,025
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,562,000	3,404,809
5.25%, 6/15/2029 (a)	6,065,000	6,081,376
5.75%, 1/15/2028	3,726,000	3,732,260
5.75%, 7/15/2029 (a)	5,021,000	5,044,649
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,288,000	4,221,364
PG&E Corp.:
5.00%, 7/1/2028	5,523,000	5,518,582
5.25%, 7/1/2030	5,088,000	5,053,605
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	5,911,000	6,259,926
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	736,000	729,523
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	8,156,000	8,051,685
5.00%, 7/31/2027 (a)	4,609,500	4,607,564
5.63%, 2/15/2027 (a)	10,011,000	10,016,806
VoltaGrid LLC 7.38%, 11/1/2030 (a)	13,088,000	12,969,292
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/2027 (a)	2,916,500	2,884,739
7.25%, 1/15/2029 (a) (b)	6,575,000	6,739,769
		122,124,067
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	8,363,000	7,998,457
4.75%, 6/15/2028 (a)	312,000	308,443
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	8,137,000	8,412,193
7.25%, 6/15/2028 (a)	7,886,000	8,007,602
		24,726,695
ELECTRONICS — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,770,000	8,744,479
Imola Merger Corp. 4.75%, 5/15/2029 (a)	14,293,000	14,119,769
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	3,799,000	3,707,786
5.88%, 9/1/2030 (a)	3,495,000	3,553,367
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	3,456,000	3,376,097
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,897,000	5,759,600
		39,261,098

See accompanying notes to financial statements.
161

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	$5,895,000	$5,728,171
5.00%, 1/31/2028 (a)	1,760,000	1,757,237
		7,485,408
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (d)	4,407,135	4,143
1.50%, 10/26/2024 (a) (d) (e)	4,633,401	—
Arcosa, Inc. 4.38%, 4/15/2029 (a)	4,409,000	4,331,490
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	8,425,000	8,273,940
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,023,000	3,969,253
Fluor Corp. 4.25%, 9/15/2028	1,451,000	1,441,293
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	922,000	920,700
TopBuild Corp. 3.63%, 3/15/2029 (a)	567,000	549,417
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	4,522,000	5,014,129
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,897,000	3,840,259
		28,344,624
ENTERTAINMENT — 3.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,254,000	2,519,091
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,236,000	1,899,719
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a) (b)	2,840,000	2,954,793
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	982,000	859,250
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	991,000	1,027,617
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,783,000	3,730,719
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	5,562,000	5,548,707
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	10,086,000	9,681,451
7.00%, 2/15/2030 (a)	9,767,000	10,114,608
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	3,787,000	3,773,215
5.50%, 4/1/2027 (a)	5,475,000	5,475,547
5.75%, 4/1/2030 (a)	8,175,000	8,250,292
Security Description	Principal Amount	Value
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	$5,316,000	$5,315,468
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	4,106,000	4,150,509
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	3,731,000	3,653,544
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	696,000	713,832
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,490,000	3,432,450
4.75%, 10/15/2027 (a)	5,374,000	5,387,274
6.50%, 5/15/2027 (a)	5,808,000	5,850,921
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	3,907,000	3,845,895
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	4,789,000	4,996,747
13.25%, 12/15/2029 (a)	2,471,000	2,843,726
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	4,339,000	4,187,135
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	2,736,000	2,818,655
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	3,642,000	3,460,738
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,592,000	2,400,710
5.63%, 1/15/2027 (a)	2,206,000	2,202,934
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	3,043,000	2,260,979
5.88%, 9/1/2031 (a)	1,630,000	1,076,550
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029	5,638,000	4,988,333
8.45%, 7/27/2030 (a)	2,186,000	2,159,222
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a)	526,000	536,488
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,970,000	6,192,984
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	3,699,000	3,598,461
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	3,652,000	3,639,802

See accompanying notes to financial statements.
162

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029 (b)	$5,369,000	$5,007,881
5.38%, 4/15/2027	2,651,000	2,638,779
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	4,267,000	4,250,529
Vail Resorts, Inc. 5.63%, 7/15/2030 (a)	1,855,000	1,885,997
Voyager Parent LLC 9.25%, 7/1/2032 (a)	1,180,000	1,251,591
Warnermedia Holdings, Inc. 4.05%, 3/15/2029	9,466,000	9,157,692
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	4,423,000	4,448,123
		164,188,958
ENVIRONMENTAL CONTROL — 0.6%
Enviri Corp. 5.75%, 7/31/2027 (a)	5,054,000	5,060,014
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	6,156,000	6,050,117
4.00%, 8/1/2028 (a)	2,912,000	2,869,514
4.38%, 8/15/2029 (a)	1,034,500	1,017,058
4.75%, 6/15/2029 (a)	1,437,000	1,433,522
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	1,024,000	1,074,176
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,868,000	1,835,534
5.88%, 6/30/2029 (a)	7,556,000	7,514,518
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	3,422,000	3,287,105
		30,141,558
FOOD — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	5,248,000	5,046,739
4.63%, 1/15/2027 (a)	11,020,000	11,020,220
4.88%, 2/15/2030 (a)	9,424,000	9,350,493
5.88%, 2/15/2028 (a)	2,629,000	2,636,940
6.50%, 2/15/2028 (a)	1,893,000	1,932,090
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	2,135,000	2,087,582
8.00%, 9/15/2028 (a)	6,117,000	6,027,875
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,726,000	2,523,077
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	3,379,000	3,373,391
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,000	942
Security Description	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	$3,859,000	$4,058,549
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,758,000	3,633,460
4.88%, 5/15/2028 (a)	4,320,000	4,310,798
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	1,914,000	1,875,510
5.50%, 10/15/2027 (a)	9,623,000	9,628,196
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	10,706,000	10,423,576
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,076,000	4,894,178
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,259,000	4,233,744
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	190,000	187,422
4.75%, 2/15/2029 (a)	5,535,000	5,502,952
6.88%, 9/15/2028 (a)	7,674,000	7,918,724
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	4,533,000	4,533,000
		105,199,458
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	5,066,000	5,065,291
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	1,232,720	1,240,449
10.50%, 5/15/2029 (a)	2,762,000	2,840,496
		9,146,236
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,229,000	5,228,436
Magnera Corp. 4.75%, 11/15/2029 (a) (b)	3,643,000	3,370,759
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	5,464,000	3,451,991
12.88%, 10/1/2028 (a) (b)	1,993,000	1,542,283
		13,593,469
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	2,175,798	2,187,330
9.38%, 6/1/2028 (a)	5,722,000	5,918,780
9.50%, 6/1/2030 (a)	2,988,000	3,183,893
		11,290,003
HEALTH CARE PRODUCTS — 1.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	580,000	555,014
4.63%, 7/15/2028 (a)	12,216,000	12,146,857

See accompanying notes to financial statements.
163

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	$8,078,000	$8,417,842
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	2,400,000	2,294,256
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,424,000	2,389,094
4.63%, 2/1/2028 (a)	6,254,000	6,252,937
Medline Borrower LP:
3.88%, 4/1/2029 (a)	30,063,000	29,394,399
5.25%, 10/1/2029 (a)	13,648,000	13,724,019
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	7,856,000	8,133,474
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	2,947,000	2,904,681
4.63%, 11/15/2027	1,563,000	1,561,843
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	986,000	1,004,902
		88,779,318
HEALTH CARE SERVICES — 3.9%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	2,173,000	2,090,578
5.50%, 7/1/2028 (a)	1,924,000	1,910,801
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	3,011,000	2,909,650
4.25%, 5/1/2028 (a)	5,090,000	5,045,310
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (a)	9,555,000	8,966,221
6.00%, 1/15/2029 (a)	1,628,000	1,626,714
6.13%, 4/1/2030 (a)	6,899,000	5,532,101
6.88%, 4/15/2029 (a) (b)	9,064,000	8,069,407
DaVita, Inc.:
4.63%, 6/1/2030 (a)	13,443,000	13,081,518
6.88%, 9/1/2032 (a)	2,054,000	2,134,229
Encompass Health Corp.:
4.50%, 2/1/2028	3,158,000	3,151,084
4.75%, 2/1/2030	4,793,000	4,778,285
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	4,750,000	4,843,005
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,379,000	1,352,206
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	3,092,000	3,090,207
5.00%, 5/15/2027 (a)	9,812,000	9,814,159
6.25%, 6/1/2032 (a)	2,506,000	2,620,424
6.50%, 5/15/2030 (a)	287,000	298,067
Kedrion SpA 6.50%, 9/1/2029 (a)	4,340,000	4,275,334
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,179,000	1,155,503
8.38%, 2/15/2032 (a)	1,353,000	1,468,627
9.88%, 8/15/2030 (a)	5,615,000	6,052,408
11.00%, 10/15/2030 (a)	5,103,000	5,595,491
Security Description	Principal Amount	Value
Molina Healthcare, Inc.:
4.38%, 6/15/2028 (a)	$4,999,000	$4,913,817
6.50%, 2/15/2031 (a)	2,113,000	2,171,847
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	7,911,000	7,953,324
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	3,005,000	2,931,948
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	3,705,000	3,698,183
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	10,945,000	11,528,587
Star Parent, Inc. 9.00%, 10/1/2030 (a)	5,059,000	5,406,806
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	188,000	190,322
Tenet Healthcare Corp.:
4.25%, 6/1/2029	13,380,000	13,192,546
4.38%, 1/15/2030	10,965,000	10,768,178
4.63%, 6/15/2028	8,577,000	8,590,294
5.13%, 11/1/2027	7,429,000	7,428,629
6.13%, 10/1/2028	6,245,000	6,270,355
6.13%, 6/15/2030	10,873,000	11,134,604
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	8,088,000	8,152,866
		204,193,635
HOME BUILDERS — 0.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,258,000	4,449,780
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	4,213,000	4,033,358
4.63%, 4/1/2030 (a)	2,303,000	2,195,104
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,582,000	3,353,576
5.00%, 6/15/2029 (a)	1,293,000	1,250,538
6.25%, 9/15/2027 (a)	3,094,000	3,097,001
Century Communities, Inc. 3.88%, 8/15/2029 (a)	3,521,000	3,348,189
Empire Communities Corp. 9.75%, 5/1/2029 (a)	2,766,000	2,841,540
KB Home 7.25%, 7/15/2030	25,000	25,771
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	4,927,000	5,139,797
M/I Homes, Inc. 4.95%, 2/1/2028	1,438,000	1,432,234
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	4,183,000	4,053,704
New Home Co., Inc. 8.50%, 11/1/2030 (a)	1,100,000	1,135,739
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	1,631,000	1,620,855

See accompanying notes to financial statements.
164

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	$4,864,000	$4,951,163
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	2,758,000	2,652,120
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	2,856,000	2,902,039
		48,482,508
HOME FURNISHINGS — 0.4%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	2,130,312	1,911,870
14.00%, 11/15/2029 (a) (b)	3,725,051	2,220,130
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	6,296,000	6,138,600
Whirlpool Corp.:
4.75%, 2/26/2029	2,662,000	2,626,702
6.13%, 6/15/2030 (b)	5,463,000	5,462,508
		18,359,810
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	5,678,000	5,426,748
5.50%, 6/1/2028 (a)	3,930,000	3,932,476
Perrigo Finance Unlimited Co. 4.90%, 6/15/2030	4,609,000	4,451,234
		13,810,458
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	2,737,000	2,536,405
Central Garden & Pet Co. 4.13%, 10/15/2030	1,905,000	1,828,057
		4,364,462
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	6,380,000	5,160,463
Newell Brands, Inc.:
6.38%, 9/15/2027	2,768,000	2,789,009
6.38%, 5/15/2030 (b)	2,875,000	2,809,220
6.63%, 9/15/2029	2,402,000	2,394,025
8.50%, 6/1/2028 (a)	11,120,000	11,648,089
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,782,000	937,785
		25,738,591
INSURANCE — 1.6%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	3,803,000	3,706,442
6.00%, 8/1/2029 (a) (b)	1,491,000	1,475,106
7.50%, 11/6/2030 (a)	2,528,000	2,632,406
8.25%, 2/1/2029 (a)	5,049,000	5,238,136
8.50%, 6/15/2029 (a)	2,439,000	2,552,535
Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a) (b)	$2,461,000	$2,445,446
5.88%, 11/1/2029 (a) (b)	318,000	317,679
6.75%, 10/15/2027 (a)	6,305,000	6,316,286
6.75%, 4/15/2028 (a)	9,562,000	9,737,271
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,773,000	6,659,891
6.38%, 2/15/2029 (a)	3,930,000	4,034,145
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	6,596,000	6,691,312
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	1,500,000	1,552,605
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	3,836,000	3,831,205
HUB International Ltd.:
5.63%, 12/1/2029 (a)	3,071,000	3,074,624
7.25%, 6/15/2030 (a)	13,586,000	14,247,366
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	5,805,000	6,082,015
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	3,753,000	3,583,815
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	340,000	333,503
		84,511,788
INTERNET — 2.3%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	199,000	207,734
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	3,692,000	3,412,589
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	4,584,000	4,499,379
6.13%, 12/1/2028 (a)	2,326,000	2,269,501
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	395,000	385,773
5.63%, 9/15/2028 (a)	3,117,000	3,046,868
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,529,000	1,531,294
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a)	3,363,000	3,355,568
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	5,360,000	5,443,026
7.13%, 9/30/2030 (a)	545,000	563,236

See accompanying notes to financial statements.
165

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	$2,933,000	$2,955,144
11.25%, 2/21/2030 (a)	2,163,000	2,029,392
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	4,978,000	4,774,599
5.25%, 12/1/2027 (a)	3,022,000	3,030,280
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
4.63%, 5/1/2028 (a)	756,000	700,396
5.00%, 5/1/2028 (a)	4,264,000	3,961,512
5.75%, 5/15/2028 (a)	3,762,000	3,568,671
8.75%, 5/1/2029 (a)	4,460,000	4,525,517
9.00%, 8/1/2029 (a)	3,470,000	3,458,861
9.50%, 5/30/2029 (a)	4,957,000	5,022,631
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	3,075,000	2,912,456
4.63%, 6/1/2028 (a)	2,396,000	2,373,430
5.00%, 12/15/2027 (a)	1,571,000	1,571,031
5.63%, 2/15/2029 (a)	5,367,000	5,384,067
Millennium Escrow Corp. 6.63%, 8/1/2026 (a) (b)	374,000	360,906
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	6,197,600	4,540,337
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	12,419,000	13,892,018
11.25%, 2/15/2027 (a)	9,396,000	10,042,163
Wayfair LLC:
7.25%, 10/31/2029 (a)	8,213,000	8,555,564
7.75%, 9/15/2030 (a)	3,874,000	4,123,060
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	5,013,000	4,758,139
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	3,135,000	2,461,006
		119,716,148
INVESTMENT COMPANY SECURITIES — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a) (b)	4,262,598	3,952,324
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	2,600,000	2,241,694
5.25%, 5/15/2027	5,977,000	5,895,713
6.25%, 5/15/2026	360,000	359,615
9.00%, 6/15/2030	5,749,000	5,489,088
9.75%, 1/15/2029	3,330,000	3,322,707
10.00%, 11/15/2029 (a)	6,459,000	6,455,835
North Haven Private Income Fund LLC 5.75%, 2/1/2030	630,000	628,853
		28,345,829
Security Description	Principal Amount	Value
IRON/STEEL — 0.9%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a) (b)	$1,640,000	$1,366,776
ATI, Inc.:
5.88%, 12/1/2027	3,948,000	3,955,027
7.25%, 8/15/2030	2,901,000	3,059,424
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	1,292,000	1,134,932
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,218,000	2,225,364
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	971,000	955,843
6.75%, 4/15/2030 (a)	7,115,000	7,324,466
6.88%, 11/1/2029 (a) (b)	7,539,000	7,803,694
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	2,069,000	2,185,629
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	1,485,000	1,515,947
8.50%, 5/1/2030 (a)	4,180,000	4,343,396
9.25%, 10/1/2028 (a)	7,001,748	7,357,577
TMS International Corp. 6.25%, 4/15/2029 (a)	25,000	24,198
U.S. Steel Corp. 6.88%, 3/1/2029	1,940,000	1,948,711
		45,200,984
IT SERVICES — 0.6%
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,743,000	3,691,384
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	5,560,000	5,917,619
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	7,073,000	7,682,622
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	4,784,000	4,687,602
5.88%, 7/15/2030 (a)	3,207,000	3,309,945
8.25%, 12/15/2029 (a)	4,352,000	4,619,909
		29,909,081
LEISURE TIME — 0.9%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (e)	1,771,000	—
Carnival Corp.:
5.13%, 5/1/2029 (a)	7,936,000	8,030,438
5.75%, 3/15/2030 (a)	5,869,000	6,041,490
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a) (b)	2,693,000	2,807,560
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,134,000	2,264,033
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	2,773,000	2,763,433
7.75%, 2/15/2029 (a)	1,431,000	1,523,815

See accompanying notes to financial statements.
166

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	$1,953,000	$2,007,215
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	1,619,000	1,601,385
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	5,222,000	4,438,491
11.13%, 7/15/2030 (a)	7,375,000	6,197,139
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	1,575,000	1,601,444
7.00%, 2/15/2029 (a)	3,446,000	3,454,615
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	2,430,000	2,433,937
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	4,005,000	4,003,959
		49,168,954
LODGING — 2.6%
Boyd Gaming Corp. 4.75%, 12/1/2027	4,501,000	4,494,248
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	1,055,000	917,133
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	2,101,000	2,155,416
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	4,308,000	4,187,807
4.88%, 1/15/2030	6,533,000	6,552,926
5.88%, 4/1/2029 (a)	5,685,000	5,814,049
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	5,905,000	5,738,479
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	931,000	931,019
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	497
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	1,941,000	1,855,363
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	5,036,000	4,982,669
5.63%, 7/17/2027	3,193,143	3,190,141
5.75%, 7/21/2028 (a)	6,717,000	6,709,343
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	4,872,000	4,847,932
5.88%, 5/15/2026 (a) (b)	6,414,000	6,411,499
MGM Resorts International:
4.63%, 9/1/2026	4,253,000	4,250,363
4.75%, 10/15/2028 (b)	4,017,000	4,006,074
5.50%, 4/15/2027	3,615,000	3,648,728
6.13%, 9/15/2029	6,721,000	6,908,516
Station Casinos LLC 4.50%, 2/15/2028 (a) (b)	2,547,000	2,527,923
Security Description	Principal Amount	Value
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	$3,750,000	$3,754,687
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	6,193,000	5,955,808
6.50%, 1/15/2028 (a)	2,930,000	2,929,121
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	855,000	837,028
4.63%, 3/1/2030 (a)	3,375,000	3,291,367
6.00%, 4/1/2027	3,209,000	3,257,263
6.63%, 7/31/2026 (a)	7,386,000	7,428,913
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,299,000	1,281,489
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a) (b)	7,608,000	7,647,714
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	4,042,000	4,003,318
5.50%, 10/1/2027 (a)	5,866,000	5,858,316
5.63%, 8/26/2028 (a)	8,114,000	8,106,373
		134,481,522
MACHINERY, CONSTRUCTION & MINING — 0.4%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	3,612,000	3,551,969
4.13%, 4/15/2029 (a)	2,429,500	2,369,929
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	1,625,000	1,749,410
Terex Corp. 5.00%, 5/15/2029 (a)	5,412,000	5,395,006
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	5,713,000	5,641,473
		18,707,787
MACHINERY-DIVERSIFIED — 0.8%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,091,000	8,442,230
Esab Corp. 6.25%, 4/15/2029 (a)	6,321,000	6,506,142
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	5,753,000	4,274,019
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	701,000	611,980
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	6,251,000	6,552,548
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,580,000	1,680,946
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	2,270,000	2,207,621
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	1,028,000	1,060,577

See accompanying notes to financial statements.
167

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	$9,970,500	$9,990,840
		41,326,903
MEDIA — 9.4%
Altice Financing SA 9.63%, 7/15/2027 (a)	1,359,000	1,046,199
AMC Networks, Inc. 10.25%, 1/15/2029 (a)	7,206,000	7,550,591
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	3,199,000	2,467,325
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	7,085,000	6,674,779
4.50%, 6/1/2033 (a)	3,194,000	2,798,104
4.75%, 3/1/2030 (a)	15,478,000	14,806,719
5.00%, 2/1/2028 (a)	21,995,000	21,814,201
5.13%, 5/1/2027 (a)	22,475,000	22,449,379
5.38%, 6/1/2029 (a)	11,508,000	11,379,226
5.50%, 5/1/2026 (a)	7,128,000	7,136,910
6.38%, 9/1/2029 (a)	8,970,000	9,094,324
CSC Holdings LLC:
4.13%, 12/1/2030 (a)	2,800,000	1,721,748
4.63%, 12/1/2030 (a)	6,000,000	2,142,360
5.38%, 2/1/2028 (a)	4,451,000	3,233,340
5.50%, 4/15/2027 (a)	6,487,000	5,553,910
5.75%, 1/15/2030 (a)	15,000,000	5,505,000
6.50%, 2/1/2029 (a)	9,826,000	6,491,940
7.50%, 4/1/2028 (a)	6,792,000	3,976,037
11.25%, 5/15/2028 (a) (b)	4,990,000	3,959,266
11.75%, 1/31/2029 (a)	16,468,000	12,268,660
Directv Financing LLC 8.88%, 2/1/2030 (a)	21,865,000	22,143,166
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	5,758,000	5,790,014
Discovery Communications LLC:
3.63%, 5/15/2030	9,526,000	8,815,646
3.95%, 3/20/2028	10,659,000	10,474,919
4.13%, 5/15/2029	7,610,000	7,321,769
DISH DBS Corp.:
5.13%, 6/1/2029	10,897,000	9,683,292
5.25%, 12/1/2026 (a)	19,196,000	18,653,329
5.75%, 12/1/2028 (a)	14,765,000	14,446,814
7.38%, 7/1/2028	7,694,000	7,424,710
7.75%, 7/1/2026	14,420,000	14,240,615
DISH Network Corp. 11.75%, 11/15/2027 (a)	17,586,000	18,300,167
EW Scripps Co. 9.88%, 8/15/2030 (a)	8,415,000	8,400,779
Gray Media, Inc.:
4.75%, 10/15/2030 (a)	3,825,000	2,964,605
10.50%, 7/15/2029 (a) (b)	6,021,000	6,481,245
Grupo Televisa SAB 8.50%, 3/11/2032	1,500,000	1,597,770
Security Description	Principal Amount	Value
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a) (b)	$6,454,000	$5,639,957
9.13%, 5/1/2029 (a) (b)	6,336,168	6,103,504
10.88%, 5/1/2030 (a)	4,065,000	3,505,697
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	1,860,000	1,134,600
6.75%, 10/15/2027 (a)	10,332,000	6,988,462
Liberty Interactive LLC 8.25%, 2/1/2030	2,611,000	134,205
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,784,000	6,816,495
8.00%, 8/1/2029 (a) (b)	3,784,000	3,824,337
Midcontinent Communications 8.00%, 8/15/2032 (a)	235,000	240,931
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	4,423,000	4,389,429
5.63%, 7/15/2027 (a)	12,632,000	12,650,443
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	1,070,000	983,405
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	2,840,000	2,566,281
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	8,455,000	8,376,284
4.00%, 7/15/2028 (a)	10,958,000	10,707,610
4.13%, 7/1/2030 (a) (b)	8,101,000	7,707,534
5.00%, 8/1/2027 (a)	10,848,500	10,863,471
5.50%, 7/1/2029 (a) (b)	3,988,000	4,020,981
TEGNA, Inc.:
4.63%, 3/15/2028	8,360,000	8,267,120
5.00%, 9/15/2029	5,976,000	5,927,176
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	8,000,000	7,949,193
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	7,417,000	7,125,809
7.38%, 6/30/2030 (a)	7,345,000	7,460,390
8.00%, 8/15/2028 (a)	9,709,000	10,052,893
Urban One, Inc. 7.63%, 4/1/2031 (a)	1,787,000	926,202
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	5,865,000	5,170,701
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	5,765,000	5,350,497
5.50%, 5/15/2029 (a)	11,501,000	11,333,545
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	6,837,000	6,704,431
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	6,682,000	5,966,024
Ziggo BV 4.88%, 1/15/2030 (a)	5,301,000	5,009,869
		492,706,334

See accompanying notes to financial statements.
168

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.3%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	$2,550,000	$2,548,954
6.38%, 6/15/2030 (a)	3,752,000	3,830,417
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	4,279,000	4,401,936
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	5,149,000	5,077,017
		15,858,324
MINING — 1.0%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a) (b)	2,582,000	2,532,142
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	5,334,000	5,501,221
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	2,100,000	2,230,872
Compass Minerals International, Inc.:
6.75%, 12/1/2027 (a)	379,000	379,000
8.00%, 7/1/2030 (a)	4,959,000	5,189,197
Constellium SE 3.75%, 4/15/2029 (a)	4,674,000	4,512,794
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	159,000	153,402
4.50%, 9/15/2027 (a)	3,510,000	3,498,347
5.88%, 4/15/2030 (a)	929,000	955,653
Hecla Mining Co. 7.25%, 2/15/2028	1,896,000	1,908,021
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,035,000	2,036,750
6.13%, 4/1/2029	463,000	469,227
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	3,968,000	4,138,981
Novelis Corp.:
4.75%, 1/30/2030 (a)	10,548,000	10,194,958
6.88%, 1/30/2030 (a)	3,958,000	4,107,810
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a) (b)	2,742,000	2,851,899
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	3,834,000	4,074,583
		54,734,857
MISCELLANEOUS MANUFACTURER — 0.6%
Avient Corp. 7.13%, 8/1/2030 (a)	3,516,000	3,615,327
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	4,954,000	5,130,709
Calderys Financing LLC 11.25%, 6/1/2028 (a)	3,094,000	3,285,240
Entegris, Inc. 5.95%, 6/15/2030 (a)	1,825,000	1,861,025
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	5,057,000	5,175,536
Security Description	Principal Amount	Value
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	$4,017,000	$4,004,306
Maxam Prill SARL 7.75%, 7/15/2030 (a)	2,403,000	2,485,159
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,949,000	5,139,339
		30,696,641
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	5,421,000	5,433,902
7.25%, 3/15/2029 (a)	1,816,000	1,843,857
Xerox Corp. 10.25%, 10/15/2030 (a) (b)	3,788,000	3,645,609
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,657,000	2,160,662
8.88%, 11/30/2029 (a) (b)	2,827,000	1,139,903
		14,223,933
OFFICE FURNISHINGS — 0.1%
HNI Corp. 5.13%, 1/18/2029 (a)	3,111,000	3,048,562
OIL & GAS — 4.6%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	6,894,000	7,221,327
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/2029 (a) (b)	2,524,000	2,531,976
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	5,285,000	5,360,628
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a) (b)	4,777,000	4,946,201
California Resources Corp. 8.25%, 6/15/2029 (a)	6,520,000	6,825,332
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2026 (a)	690,000	692,284
Caturus Energy LLC 8.50%, 2/15/2030 (a)	5,071,000	5,284,844
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,297,000	3,330,399
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	5,087,000	5,085,474
8.38%, 7/1/2028 (a)	8,945,000	9,225,157
8.63%, 11/1/2030 (a)	4,600,000	4,817,028
CNX Resources Corp. 6.00%, 1/15/2029 (a)	2,220,000	2,237,449
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	2,731,000	2,657,618
6.75%, 3/1/2029 (a)	14,539,000	14,553,514
Crescent Energy Finance LLC 7.38%, 1/15/2033 (a)	1,059,000	1,005,743

See accompanying notes to financial statements.
169

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	$1,463,000	$1,440,133
8.50%, 1/15/2029 (a) (b)	3,123,000	3,212,099
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	218,000	222,700
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	599,000	606,571
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	3,006,000	3,106,220
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,743,000	3,693,705
6.00%, 4/15/2030 (a)	5,950,000	5,773,226
6.00%, 2/1/2031 (a)	780,000	740,165
6.25%, 11/1/2028 (a)	2,262,000	2,279,734
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	3,813,000	3,966,626
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	3,395,000	3,358,334
Matador Resources Co. 6.88%, 4/15/2028 (a)	1,887,000	1,927,231
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	2,107,000	2,109,318
Nabors Industries, Inc.:
8.88%, 8/15/2031 (a) (b)	1,400,000	1,358,350
9.13%, 1/31/2030 (a)	5,575,000	5,860,552
Noble Finance II LLC 8.00%, 4/15/2030 (a)	8,230,000	8,554,344
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	5,580,000	5,526,097
7.88%, 9/15/2030 (a)	2,626,000	2,526,133
9.88%, 3/15/2030 (a) (b)	4,744,000	4,872,989
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	4,176,000	4,195,502
8.00%, 4/15/2027 (a)	2,745,000	2,779,642
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	2,484,000	2,513,460
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	314,000	323,982
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	3,717,000	3,671,615
8.25%, 1/15/2029	1,646,000	1,671,200
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	2,848,000	2,819,036
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	2,604,000	2,706,467
SM Energy Co.:
6.63%, 1/15/2027	162,000	162,434
6.75%, 9/15/2026	4,922,000	4,928,399
6.75%, 8/1/2029 (a)	6,186,000	6,232,024
Sunoco LP:
4.50%, 10/1/2029 (a)	5,882,000	5,738,362
4.63%, 5/1/2030 (a)	5,482,000	5,321,487
Security Description	Principal Amount	Value
5.88%, 7/15/2027 (a)	$2,738,000	$2,740,656
7.00%, 5/1/2029 (a)	4,514,000	4,706,658
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	5,202,000	5,102,694
4.50%, 4/30/2030	3,070,000	2,998,438
5.88%, 3/15/2028	1,499,000	1,501,638
6.00%, 4/15/2027	2,707,000	2,708,354
7.00%, 9/15/2028 (a)	3,633,000	3,747,657
Talos Production, Inc. 9.00%, 2/1/2029 (a)	3,141,000	3,261,583
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	4,459,000	4,412,270
Transocean International Ltd.:
8.25%, 5/15/2029 (a)	4,850,000	4,878,761
8.50%, 5/15/2031 (a)	1,394,000	1,379,544
8.75%, 2/15/2030 (a)	6,810,000	7,109,095
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,389,143	1,418,926
Trident Energy Finance PLC 12.50%, 11/30/2029 (a)	24,000	24,340
Valaris Ltd. 8.38%, 4/30/2030 (a)	7,296,000	7,595,647
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	2,802,000	2,772,299
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	3,270,000	2,991,396
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	3,063,000	3,102,574
		242,425,641
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	3,813,000	3,830,349
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	896,000	897,452
CHC Group LLC 11.75%, 9/1/2030 (a)	1,391,000	1,307,763
Enerflex, Inc. 6.88%, 1/15/2031 (a) (b)	720,000	736,049
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,686,000	4,868,004
Oceaneering International, Inc. 6.00%, 2/1/2028	1,613,000	1,632,888
SESI LLC 7.88%, 9/30/2030 (a)	4,193,000	4,127,380
TGS ASA 8.50%, 1/15/2030 (a)	2,224,000	2,320,144
Tidewater, Inc. 9.13%, 7/15/2030 (a)	5,829,000	6,255,624
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	5,417,000	5,609,899

See accompanying notes to financial statements.
170

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
WBI Operating LLC 6.25%, 10/15/2030 (a)	$4,200,000	$4,228,854
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	2,017,000	2,065,105
		37,879,511
PACKAGING & CONTAINERS — 2.5%
Ardagh Group SA 12.00%, 12/1/2030 (a)	4,196,000	3,837,326
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	4,245,000	4,086,916
4.00%, 9/1/2029 (a)	5,246,000	4,938,007
6.25%, 1/30/2031 (a) (b)	2,138,000	2,186,169
Ball Corp.:
2.88%, 8/15/2030	5,573,000	5,146,220
6.00%, 6/15/2029	7,239,000	7,449,076
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	3,919,000	3,914,101
6.75%, 7/15/2030 (a) (b)	4,191,000	4,366,812
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,386,000	5,477,185
6.88%, 1/15/2030 (a)	2,915,000	3,003,033
8.75%, 4/15/2030 (a) (b)	7,047,000	7,165,672
Crown Americas LLC 5.25%, 4/1/2030	980,000	1,000,619
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	3,649,000	3,635,426
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,663,500	2,663,607
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	1,891,000	1,831,282
3.50%, 3/1/2029 (a)	1,500,000	1,432,695
3.75%, 2/1/2030 (a) (b)	236,000	222,527
LABL, Inc.:
5.88%, 11/1/2028 (a) (b)	2,229,000	1,411,046
8.25%, 11/1/2029 (a) (b)	3,095,000	1,157,870
10.50%, 7/15/2027 (a) (b)	4,302,000	2,634,889
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2030 (a)	16,343,000	16,276,647
9.25%, 4/15/2027 (a)	8,000,000	7,549,200
OI European Group BV 4.75%, 2/15/2030 (a)	4,071,000	3,937,756
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,574,000	2,582,674
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	4,488,000	4,464,528
5.00%, 4/15/2029 (a)	4,444,000	4,472,442
Security Description	Principal Amount	Value
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	$3,181,000	$3,233,836
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,299,000	2,266,400
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	6,615,461	6,607,986
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	3,109,000	3,183,803
TriMas Corp. 4.13%, 4/15/2029 (a)	2,781,500	2,708,041
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	5,002,000	5,349,789
		130,193,580
PHARMACEUTICALS — 2.0%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	15,776,000	16,431,177
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	2,352,000	2,282,216
5.13%, 3/1/2030 (a)	4,262,000	4,158,987
6.13%, 8/1/2028 (a)	3,177,000	3,199,430
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	3,200,000	3,169,728
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	3,088,000	2,764,841
5.00%, 1/30/2028 (a)	3,653,000	3,203,462
5.25%, 1/30/2030 (a) (b)	7,206,000	5,044,200
6.25%, 2/15/2029 (a)	1,729,000	1,373,604
11.00%, 9/30/2028 (a)	6,464,000	6,704,138
14.00%, 10/15/2030 (a)	1,500,000	1,510,365
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	5,488,000	5,675,525
Elanco Animal Health, Inc. 6.65%, 8/28/2028	4,375,000	4,571,613
Grifols SA 4.75%, 10/15/2028 (a) (b)	2,751,000	2,717,108
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	2,616,500	2,457,338
12.25%, 4/15/2029 (a)	7,350,000	7,949,686
Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,895,000	11,735,131
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	11,830,000	11,524,786
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	3,890,000	2,641,855
6.63%, 4/1/2030 (a) (b)	3,217,000	2,063,480
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	480	489

See accompanying notes to financial statements.
171

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	$1,012,000	$1,011,818
		102,190,977
PIPELINES — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	3,649,000	3,650,824
5.75%, 1/15/2028 (a)	4,901,000	4,908,302
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,541,000	1,607,402
Buckeye Partners LP:
3.95%, 12/1/2026	8,825,000	8,732,514
4.13%, 12/1/2027	3,488,000	3,448,481
4.50%, 3/1/2028 (a)	2,552,000	2,536,790
6.75%, 2/1/2030 (a)	2,784,000	2,922,031
6.88%, 7/1/2029 (a)	598,000	622,428
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	2,398,000	2,322,463
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	4,258,000	4,280,440
8.63%, 3/15/2029 (a)	7,880,000	8,236,885
Excelerate Energy LP 8.00%, 5/15/2030 (a)	6,937,000	7,325,958
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	3,789,000	3,799,154
8.25%, 1/15/2029	4,221,000	4,406,640
8.88%, 4/15/2030	543,000	569,944
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	965,000	976,368
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	4,597,000	4,660,806
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,714,000	1,672,898
5.13%, 6/15/2028 (a)	5,429,000	5,445,178
5.88%, 3/1/2028 (a)	4,831,000	4,921,291
6.50%, 6/1/2029 (a)	4,644,000	4,806,494
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,116,000	9,702,053
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	5,855,000	5,905,002
6.63%, 12/15/2028 (a)	6,799,000	7,000,114
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	1,154,000	1,196,433
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	771,000	57,039
Security Description	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	$7,656,000	$7,948,689
NuStar Logistics LP:
5.63%, 4/28/2027	2,837,000	2,867,015
6.00%, 6/1/2026	5,853,000	5,863,418
6.38%, 10/1/2030	142,000	149,465
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	3,491,000	3,631,478
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	402,000	395,580
4.95%, 7/15/2029 (a)	2,952,000	2,944,472
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	6,692,000	6,935,254
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	4,569,000	4,572,290
6.00%, 12/31/2030 (a)	4,650,000	4,686,642
7.38%, 2/15/2029 (a)	3,697,000	3,820,591
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	4,425,000	4,469,294
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	7,692,000	7,225,096
3.88%, 11/1/2033 (a)	1,400,000	1,201,704
6.25%, 1/15/2030 (a)	3,224,000	3,260,754
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	10,979,000	10,559,932
8.13%, 6/1/2028 (a)	11,019,000	11,201,695
9.50%, 2/1/2029 (a)	18,804,000	19,513,475
Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030 (a)	4,542,000	4,624,346
		211,585,122
REAL ESTATE — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	6,049,000	6,051,359
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	4,206,000	3,902,285
5.75%, 1/15/2029 (a)	1,517,000	1,472,309
9.75%, 4/15/2030 (a)	4,211,000	4,567,124
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	5,651,000	5,681,007
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	1,937,000	2,026,044
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	139,000	146,531

See accompanying notes to financial statements.
172

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	$895,000	$868,920
5.38%, 8/1/2028 (a)	5,369,000	5,392,140
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	2,801,000	2,733,748
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	1,368,000	1,326,837
4.75%, 2/1/2030	2,929,000	2,771,830
Newmark Group, Inc. 7.50%, 1/12/2029	5,028,000	5,385,340
		42,325,474
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	1,562,000	1,508,064
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (a)	4,349,000	4,167,516
8.50%, 12/15/2028 (a)	2,056,000	2,048,331
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	1,006,000	1,072,829
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,000	980
4.55%, 10/1/2029 (b)	2,375,000	2,266,795
8.30%, 3/15/2028	378,000	398,643
8.88%, 4/12/2029	3,816,000	4,112,236
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	6,009,000	5,930,763
5.75%, 5/15/2026 (a)	6,319,000	6,282,223
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,447,000	5,342,200
Diversified Healthcare Trust:
4.75%, 2/15/2028	4,369,000	4,216,391
7.25%, 10/15/2030 (a)	1,385,000	1,416,938
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	2,188,000	2,206,095
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	2,285,000	1,939,965
3.95%, 11/1/2027	2,115,000	2,020,354
4.65%, 4/1/2029 (b)	3,361,000	3,108,421
5.95%, 2/15/2028 (b)	1,995,000	1,965,494
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	3,666,000	3,661,161
4.88%, 9/15/2029 (a)	4,491,000	4,429,428
5.00%, 7/15/2028 (a)	4,862,000	4,846,928
5.25%, 3/15/2028 (a)	4,583,000	4,577,684
5.25%, 7/15/2030 (a)	8,297,000	8,194,283
7.00%, 2/15/2029 (a)	6,801,000	6,987,347
Security Description	Principal Amount	Value
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	$7,400,000	$7,568,868
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	5,272,000	4,422,048
5.00%, 10/15/2027	5,726,000	5,527,938
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,559,000	4,448,535
5.88%, 10/1/2028 (a)	2,931,000	2,932,172
7.00%, 2/1/2030 (a)	2,909,000	2,981,900
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a) (b)	3,916,000	4,002,035
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,181,000	4,141,615
4.75%, 10/15/2027	1,865,000	1,861,438
7.25%, 7/15/2028 (a)	2,784,000	2,868,634
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	6,417,000	6,589,296
8.00%, 7/15/2030 (a)	3,766,000	3,850,434
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	4,143,000	4,110,146
4.00%, 9/15/2029 (a)	2,136,000	2,020,998
SBA Communications Corp.:
3.13%, 2/1/2029	7,933,000	7,581,647
3.88%, 2/15/2027	8,957,000	8,874,775
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	803,000	725,743
3.95%, 1/15/2028	2,343,000	2,209,683
4.95%, 2/15/2027	307,000	308,329
4.95%, 10/1/2029 (b)	2,768,000	2,398,444
5.50%, 12/15/2027	1,896,000	1,864,394
8.38%, 6/15/2029 (b)	7,488,000	7,536,971
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	5,207,100	5,163,933
4.38%, 1/15/2027 (a)	2,654,000	2,638,076
5.25%, 10/15/2028 (a)	3,264,000	3,290,275
6.00%, 4/15/2030 (a)	2,335,000	2,393,538
6.50%, 10/15/2030 (a)	357,000	372,215
7.25%, 4/1/2029 (a)	3,908,000	4,124,230
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,277,000	5,855,060
Vornado Realty LP 2.15%, 6/1/2026	3,256,000	3,218,589
XHR LP:
4.88%, 6/1/2029 (a)	4,190,000	4,131,298
6.63%, 5/15/2030 (a)	341,000	351,346
		203,065,672

See accompanying notes to financial statements.
173

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 4.7%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	$1,303,000	$1,259,441
3.88%, 1/15/2028 (a)	11,338,000	11,175,980
4.00%, 10/15/2030 (a)	13,262,000	12,629,005
4.38%, 1/15/2028 (a)	2,964,000	2,944,438
5.63%, 9/15/2029 (a)	6,813,000	6,950,691
6.13%, 6/15/2029 (a)	8,210,000	8,439,223
Academy Ltd. 6.00%, 11/15/2027 (a)	1,342,000	1,341,222
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	2,467,000	2,336,718
7.00%, 8/1/2030 (a)	8,325,000	8,381,277
Arko Corp. 5.13%, 11/15/2029 (a) (b)	1,831,000	1,569,570
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	44,000	43,846
4.63%, 11/15/2029 (a)	6,464,000	6,364,260
4.75%, 3/1/2030	2,466,000	2,431,723
Bath & Body Works, Inc.:
5.25%, 2/1/2028	1,758,000	1,768,161
6.63%, 10/1/2030 (a)	5,201,000	5,317,242
6.88%, 11/1/2035	750,000	758,835
7.50%, 6/15/2029	57,000	58,251
Brinker International, Inc. 8.25%, 7/15/2030 (a)	2,975,000	3,151,864
Dick's Sporting Goods, Inc. 4.00%, 10/1/2029 (a)	749,000	734,612
EG Global Finance PLC 12.00%, 11/30/2028 (a)	8,561,000	9,313,769
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	4,144,000	3,983,006
9.25%, 1/15/2031 (a)	2,700,000	2,783,565
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	7,896,000	7,671,280
6.75%, 1/15/2030 (a) (b)	6,887,000	6,541,410
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,393,000	4,360,228
5.63%, 1/1/2030 (a)	3,209,000	3,221,034
Gap, Inc. 3.63%, 10/1/2029 (a)	5,477,000	5,187,321
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,693,000	5,583,353
11.50%, 8/15/2029 (a)	2,557,000	2,689,274
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,562,000	1,813,663
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	8,237,000	8,079,179
6.38%, 1/15/2030 (a)	1,674,000	1,721,558
Security Description	Principal Amount	Value
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	$1,106,000	$1,102,848
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	4,893,000	4,887,764
Kohl's Corp. 10.00%, 6/1/2030 (a)	4,576,000	5,034,149
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	5,695,000	5,128,746
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	4,943,000	4,844,585
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	5,743,000	5,551,988
4.63%, 12/15/2027 (a)	2,432,000	2,428,255
5.50%, 10/1/2030 (a) (b)	3,825,000	3,851,622
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	2,000	2,011
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	9,393,000	9,026,955
7.88%, 5/1/2029 (a) (b)	4,835,000	4,460,432
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	11,000	10,337
4.75%, 9/15/2029	1,577,000	1,565,141
Nordstrom, Inc.:
4.00%, 3/15/2027	3,724,000	3,701,135
4.38%, 4/1/2030	658,000	629,666
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	2,509,000	2,394,891
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	282,000	273,351
QVC, Inc. 6.88%, 4/15/2029 (a)	1,861,000	784,802
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	8,213,600	369,733
SGUS LLC 11.00%, 12/15/2029 (a) (b)	5,810,636	2,155,688
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (b)	2,819,000	2,765,749
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,649,000	2,587,782
Staples, Inc.:
10.75%, 9/1/2029 (a)	16,297,000	16,207,203
12.75%, 1/15/2030 (a)	5,074,000	4,251,809
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	3,767,000	3,767,000
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,732,000	3,645,343
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,507,000	5,338,045

See accompanying notes to financial statements.
174

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	$2,544,000	$2,683,818
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a) (b)	2,403,000	2,483,861
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	5,082,000	5,093,130
		247,632,838
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,500,000	2,557,700
ams-OSRAM AG 12.25%, 3/30/2029 (a)	4,189,000	4,462,919
Entegris, Inc.:
3.63%, 5/1/2029 (a)	974,000	935,400
4.38%, 4/15/2028 (a) (b)	3,583,000	3,557,382
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	6,552,000	6,745,808
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,201,000	3,126,801
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	1,693,000	1,639,281
		23,025,291
SOFTWARE — 3.1%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,817,000	3,877,347
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	12,467,000	12,471,239
Camelot Finance SA 4.50%, 11/1/2026 (a)	735,000	729,488
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	2,961,000	3,050,185
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	5,545,000	4,816,775
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,103,000	5,181,081
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	26,414,000	26,756,854
9.00%, 9/30/2029 (a)	24,329,000	25,337,680
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	156,000	156,334
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	9,403,000	8,745,824
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	1,920,000	1,809,139
Elastic NV 4.13%, 7/15/2029 (a)	5,287,000	5,113,798
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a) (b)	2,983,000	3,048,089
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	3,887,000	3,835,925
Security Description	Principal Amount	Value
5.25%, 5/15/2026 (a)	$4,185,500	$4,190,899
Open Text Corp.:
3.88%, 2/15/2028 (a)	8,192,000	8,035,205
3.88%, 12/1/2029 (a)	4,860,000	4,613,550
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	1,648,000	1,576,559
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	3,855,000	3,364,220
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,404,000	4,850,036
PTC, Inc. 4.00%, 2/15/2028 (a)	3,903,000	3,843,635
ROBLOX Corp. 3.88%, 5/1/2030 (a)	4,561,000	4,358,674
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,905,000	2,849,834
9.00%, 11/28/2028 (a)	5,409,000	5,573,542
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	10,833,000	10,842,425
Twilio, Inc. 3.63%, 3/15/2029	1,374,000	1,330,760
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,109,000	275,878
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,944,000	3,728,539
		164,363,514
TELECOMMUNICATIONS — 5.2%
Altice Financing SA:
5.00%, 1/15/2028 (a)	8,085,000	5,666,130
5.75%, 8/15/2029 (a)	14,270,000	9,933,490
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a)	1,943,400	1,786,062
Altice France SA:
6.50%, 4/15/2032 (a)	2,321,100	2,225,981
6.88%, 10/15/2030 (a) (b)	2,210,985	2,145,672
6.88%, 7/15/2032 (a)	1,581,555	1,514,133
9.50%, 11/1/2029 (a)	7,593,572	7,810,900
Altice Holdings 1 SARL Zero Coupon, 12/31/2099 (a) (e)	9,799	162,557
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	11,968,000	11,738,573
Ciena Corp. 4.00%, 1/31/2030 (a)	5,179,000	5,001,775
Cipher Compute LLC 7.13%, 11/15/2030 (a)	10,457,000	10,666,454
CommScope LLC:
4.75%, 9/1/2029 (a)	8,310,000	8,303,934
7.13%, 7/1/2028 (a)	3,195,000	3,208,738
8.25%, 3/1/2027 (a) (b)	5,481,850	5,526,637
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	4,879,000	4,866,071

See accompanying notes to financial statements.
175

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	$14,287,000	$15,173,223
Connect Holding II LLC 10.50%, 4/3/2031 (a)	3,193,000	3,033,637
EchoStar Corp. 10.75%, 11/30/2029	35,427,000	39,129,121
Flash Compute LLC 7.25%, 12/31/2030 (a)	6,640,000	6,581,502
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	14,336,000	14,374,851
5.88%, 10/15/2027 (a)	6,289,000	6,297,805
5.88%, 11/1/2029	440,685	447,379
6.00%, 1/15/2030 (a) (b)	7,149,000	7,274,536
6.75%, 5/1/2029 (a)	8,326,000	8,390,693
8.75%, 5/15/2030 (a)	4,837,000	5,051,859
GCI LLC 4.75%, 10/15/2028 (a)	3,877,000	3,787,519
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,948,659	3,694,282
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	3,128,000	2,990,868
6.63%, 8/1/2026 (b)	3,851,500	3,516,574
Iliad Holding SAS 7.00%, 10/15/2028 (a)	6,846,000	6,947,321
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	3,981,000	3,670,323
3.75%, 7/15/2029 (a)	2,890,000	2,629,958
4.88%, 6/15/2029 (a)	6,220,000	6,105,365
6.88%, 6/30/2033 (a)	825,000	844,305
RCN Corp. Zero Coupon, 4/15/2023 (d) (e)	154,000	—
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	2,794,000	2,236,010
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,604,500	1,596,670
6.50%, 2/15/2029 (a) (b)	6,152,000	5,918,409
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	4,860,500	4,860,160
6.50%, 7/15/2028 (a)	4,876,000	4,743,422
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,933,000	3,756,998
WULF Compute LLC 7.75%, 10/15/2030 (a)	21,124,000	21,759,621
Zayo Group Holdings, Inc. 13.75%, 9/9/2030 (a)	102,993	94,531
Zegona Finance PLC 8.63%, 7/15/2029 (a)	4,390,000	4,641,547
		270,105,596
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	$4,231,000	$4,423,933
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	6,445,000	1,812,592
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,085,000	1,053,665
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	4,708,000	4,908,184
RXO, Inc. 7.50%, 11/15/2027 (a)	5,573,000	5,681,228
Seaspan Corp. 5.50%, 8/1/2029 (a)	3,377,000	3,204,469
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	4,877,000	4,542,633
		25,626,704
TRUCKING & LEASING — 0.1%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	7,687,000	7,689,152
TOTAL CORPORATE BONDS & NOTES (Cost $5,136,945,489)		5,115,438,234
	Shares
COMMON STOCKS — 0.2%
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (e) (f)	1,017,249	—
Abengoa SA Class B (e) (f)	10,518,618	—
		—
CONTAINERS & PACKAGING — 0.1%
Yeoman Capital SA (f)	362,946	2,722,093
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (e) (f)	272,053	4,872,570
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (e) (f)	9,870	59,220
MEDIA — 0.0% *
Clear Channel Outdoor Holdings, Inc. (f)	70,017	154,728
iHeartMedia, Inc. Class A (b) (f)	29,774	123,860
		278,588
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc. (e) (f)	4,342	—
TOTAL COMMON STOCKS (Cost $23,097,266)		7,932,471

See accompanying notes to financial statements.
176

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.59%, 12/31/2030 (g)	$2,270,380	$2,279,462
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.33%, 9/25/2029 (g)	4,945,752	3,830,485
TOTAL SENIOR FLOATING RATE LOANS (Cost $6,933,835)		6,109,947
	Shares
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (e) (f) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (h) (i)	28,831,018	28,831,018
State Street Navigator Securities Lending Portfolio II (j) (k)	307,181,032	307,181,032
TOTAL SHORT-TERM INVESTMENTS (Cost $336,012,050)		336,012,050
TOTAL INVESTMENTS — 104.3% (Cost $5,502,988,640)		5,465,492,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(224,683,507)
NET ASSETS — 100.0%		$5,240,809,195

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 83.0% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $5,094,347, representing 0.10% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2025.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
177

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 5,115,275,677	$ 162,557	$ 5,115,438,234
Common Stocks	278,588	2,722,093	4,931,790	7,932,471
Senior Floating Rate Loans	—	6,109,947	—	6,109,947
Warrants	—	—	0(a)	0
Short-Term Investments	336,012,050	—	—	336,012,050
TOTAL INVESTMENTS	$336,290,638	$5,124,107,717	$5,094,347	$5,465,492,702
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	61,368,465	$61,368,465	$493,611,301	$526,148,748	$—	$—	28,831,018	$28,831,018	$842,134
State Street Navigator Securities Lending Portfolio II	379,842,597	379,842,597	494,264,597	566,926,162	—	—	307,181,032	307,181,032	2,273,015
Total		$441,211,062	$987,875,898	$1,093,074,910	$—	$—		$336,012,050	$3,115,149

See accompanying notes to financial statements.
178

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 4.4%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$34,000	$35,271
Boeing Co.:
3.63%, 2/1/2031	40,000	38,485
5.15%, 5/1/2030	82,000	84,342
5.71%, 5/1/2040	63,000	64,547
5.81%, 5/1/2050	98,000	96,883
5.93%, 5/1/2060	69,000	68,076
6.53%, 5/1/2034	66,000	73,149
6.86%, 5/1/2054	36,000	40,570
7.01%, 5/1/2064	26,000	29,631
L3Harris Technologies, Inc. 5.40%, 7/31/2033	31,000	32,358
Lockheed Martin Corp. 4.09%, 9/15/2052	30,000	23,799
Northrop Grumman Corp.:
3.25%, 1/15/2028	40,000	39,494
4.03%, 10/15/2047	38,000	30,653
RTX Corp.:
4.13%, 11/16/2028	63,000	63,238
4.50%, 6/1/2042	91,000	82,514
6.40%, 3/15/2054	36,000	39,765
		842,775
AGRICULTURE — 2.2%
Altria Group, Inc.:
2.45%, 2/4/2032	9,000	7,971
4.80%, 2/14/2029	16,000	16,286
5.80%, 2/14/2039	40,000	41,344
5.95%, 2/14/2049	58,000	58,117
BAT Capital Corp.:
2.26%, 3/25/2028	24,000	23,099
4.39%, 8/15/2037	49,000	45,230
4.54%, 8/15/2047	50,000	41,654
Philip Morris International, Inc.:
4.88%, 2/15/2028	25,000	25,471
5.13%, 2/15/2030	17,000	17,597
5.25%, 2/13/2034	51,000	52,830
5.38%, 2/15/2033	48,000	50,239
Reynolds American, Inc. 5.85%, 8/15/2045	42,000	41,466
		421,304
AIRLINES — 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	65,000	65,468
United Airlines, Inc. 4.63%, 4/15/2029 (a)	45,000	44,787
		110,255
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	28,000	26,739
Security Description	Principal Amount	Value
3.38%, 3/27/2050	$28,000	$20,123
		46,862
AUTO MANUFACTURERS — 2.1%
Ford Motor Co.:
3.25%, 2/12/2032	45,000	39,730
4.75%, 1/15/2043	50,000	39,668
6.10%, 8/19/2032	46,000	47,481
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	36,000	34,006
5.11%, 5/3/2029	44,000	44,069
6.13%, 3/8/2034	21,000	21,363
6.80%, 11/7/2028	49,000	51,427
General Motors Co. 6.25%, 10/2/2043	28,000	28,534
General Motors Financial Co., Inc.:
5.80%, 1/7/2029	19,000	19,829
6.10%, 1/7/2034	34,000	36,074
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	30,000	35,588
		397,769
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	31,000	20,012
BANKS — 27.2%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	56,000	41,448
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	87,000	79,978
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	102,000	100,843
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	115,000	92,734
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	98,000	97,946
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	52,000	53,152
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	122,000	126,098
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	103,000	107,529
BNP Paribas SA SOFR + 1.62%, 5.79%, 1/13/2033 (a) (b)	45,000	47,299
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	63,000	57,249
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	68,000	63,097
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	63,000	57,808

See accompanying notes to financial statements.
179

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	$63,000	$60,156
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	103,000	103,100
4.45%, 9/29/2027	52,000	52,338
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	28,000	28,240
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	91,000	93,477
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	102,000	107,144
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	96,000	102,190
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	20,000	21,777
Goldman Sachs Group, Inc.:
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	83,000	74,469
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	62,000	56,630
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	83,000	76,567
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	63,000	62,658
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	68,000	68,172
SOFR + 1.33%, 4.94%, 10/21/2036 (b)	50,000	49,774
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	73,000	73,522
SOFR + 1.38%, 5.54%, 1/28/2036 (b)	100,000	103,852
SOFR + 1.70%, 5.73%, 1/28/2056 (b)	55,000	55,922
6.75%, 10/1/2037	109,000	122,120
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	63,000	57,732
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	63,000	62,308
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	46,000	45,949
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	58,000	58,556
4.95%, 3/31/2030	48,000	49,263
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	46,000	47,761
SOFR + 1.52%, 5.73%, 5/17/2032 (b)	90,000	94,864
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	59,000	64,843
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	45,000	47,589
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	$87,000	$79,658
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	72,000	68,372
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	68,000	62,513
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	69,000	49,170
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	70,000	70,922
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	85,000	86,765
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	40,000	41,369
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	90,000	93,720
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	104,000	109,426
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	70,000	72,585
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	15,000	15,896
Morgan Stanley:
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	68,000	60,494
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	75,000	72,962
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	54,000	53,692
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	63,000	63,419
SOFR + 1.10%, 4.65%, 10/18/2030 (b)	50,000	50,665
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (b)	90,000	89,454
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	62,000	63,963
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	73,000	75,334
SOFR + 1.42%, 5.59%, 1/18/2036 (b)	97,000	101,617
SOFR + 1.76%, 5.66%, 4/17/2036 (b)	15,000	15,793
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (b)	70,000	71,036
PNC Financial Services Group, Inc.:
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	51,000	52,903
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	42,000	47,614

See accompanying notes to financial statements.
180

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	$51,000	$49,032
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (b)	41,840	38,889
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (b)	69,000	68,411
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	15,000	14,285
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	59,000	46,014
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	38,000	35,516
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	48,000	47,698
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	70,000	71,212
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	108,000	99,327
SOFR + 1.50%, 5.15%, 4/23/2031 (b)	75,000	77,490
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	114,000	118,797
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	58,000	60,958
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	143,000	148,115
		5,211,240
BEVERAGES — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	83,000	82,405
4.90%, 2/1/2046	181,000	168,096
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	54,000	52,813
4.75%, 1/23/2029	52,000	53,086
5.45%, 1/23/2039	5,000	5,187
5.55%, 1/23/2049	78,000	78,167
5.80%, 1/23/2059	55,000	56,328
Coca-Cola Co.:
1.65%, 6/1/2030	30,000	27,162
2.25%, 1/5/2032	30,000	27,156
5.20%, 1/14/2055	20,000	19,304
5.40%, 5/13/2064	36,000	35,166
Molson Coors Beverage Co. 4.20%, 7/15/2046	36,000	29,045
PepsiCo, Inc. 2.75%, 3/19/2030	30,000	28,499
		662,414
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 2.3%
Amgen, Inc.:
4.66%, 6/15/2051	$49,000	$42,111
5.15%, 3/2/2028	54,000	55,279
5.25%, 3/2/2030	39,000	40,499
5.25%, 3/2/2033	113,000	117,200
5.60%, 3/2/2043	54,000	54,486
5.65%, 3/2/2053	83,000	81,679
5.75%, 3/2/2063	49,000	48,052
		439,306
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	30,000	30,847
COMPUTERS — 1.0%
Apple, Inc.:
2.65%, 2/8/2051	61,000	37,991
3.85%, 5/4/2043	38,000	32,207
4.65%, 2/23/2046	83,000	76,539
International Business Machines Corp. 3.50%, 5/15/2029	48,000	47,105
		193,842
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	39,000	36,766
3.38%, 4/5/2040	30,000	24,321
3.58%, 4/5/2050	23,000	17,016
		78,103
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	64,000	62,061
3.30%, 1/30/2032	73,000	67,529
Visa, Inc. 4.30%, 12/14/2045	68,000	59,595
		189,185
ELECTRIC — 2.3%
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	20,000	12,460
6.13%, 4/1/2036	11,000	11,975
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	34,000	32,845
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	28,000	26,689
2.25%, 6/1/2030	65,000	59,866
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	30,000	27,034
3.50%, 8/1/2050	16,000	10,837
4.55%, 7/1/2030	60,000	59,836
4.95%, 7/1/2050	80,000	67,939
6.75%, 1/15/2053	25,000	26,686

See accompanying notes to financial statements.
181

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PacifiCorp 5.80%, 1/15/2055	$44,000	$41,211
Southern California Edison Co. 4.00%, 4/1/2047	35,000	26,402
Southern Co. 4.40%, 7/1/2046	40,000	33,893
		437,673
ELECTRONICS — 0.4%
Honeywell International, Inc.:
1.75%, 9/1/2031	31,000	27,136
5.00%, 3/1/2035	28,000	28,583
5.25%, 3/1/2054	26,000	24,670
		80,389
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.95%, 3/15/2035	28,000	28,508
FOOD — 3.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	24,000	25,071
6.50%, 12/1/2052	34,000	35,014
6.75%, 3/15/2034	26,000	28,718
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	50,000	41,464
5.20%, 7/15/2045	26,000	23,931
Kroger Co.:
5.00%, 9/15/2034	33,000	33,275
5.50%, 9/15/2054	40,000	38,290
5.65%, 9/15/2064	28,000	26,760
Mars, Inc.:
4.60%, 3/1/2028 (a)	110,000	111,524
5.00%, 3/1/2032 (a)	103,000	106,351
5.20%, 3/1/2035 (a)	82,000	84,427
5.65%, 5/1/2045 (a)	64,000	64,729
5.70%, 5/1/2055 (a)	79,000	79,127
		698,681
GAS — 0.2%
NiSource, Inc. 5.85%, 4/1/2055	29,000	29,025
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	63,000	59,553
HEALTH CARE SERVICES — 1.5%
Centene Corp. 4.63%, 12/15/2029	68,000	66,011
Cigna Group:
4.38%, 10/15/2028	69,000	69,643
4.90%, 12/15/2048	63,000	56,360
HCA, Inc. 3.50%, 9/1/2030	51,000	49,056
Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.63%, 7/15/2054	$52,000	$51,265
		292,335
INSURANCE — 1.8%
Arthur J Gallagher & Co.:
5.15%, 2/15/2035	26,000	26,340
5.55%, 2/15/2055	26,000	25,036
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	58,000	37,485
3.85%, 3/15/2052	54,000	41,793
4.20%, 8/15/2048	15,000	12,570
Chubb INA Holdings LLC:
4.35%, 11/3/2045	25,000	21,799
5.00%, 3/15/2034	32,000	32,797
Corebridge Financial, Inc. 3.90%, 4/5/2032	31,000	29,497
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	28,000	28,311
5.00%, 3/15/2035	35,000	35,527
5.40%, 3/15/2055	28,000	27,072
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	25,000	19,027
		337,254
INTERNET — 6.0%
Alphabet, Inc.:
4.70%, 11/15/2035	65,000	65,042
5.45%, 11/15/2055	75,000	73,636
Amazon.com, Inc.:
2.10%, 5/12/2031	69,000	62,426
3.10%, 5/12/2051	66,000	44,526
4.05%, 8/22/2047	68,000	56,098
4.10%, 11/20/2030	90,000	90,095
4.35%, 3/20/2033	30,000	29,910
4.65%, 11/20/2035	60,000	59,749
5.45%, 11/20/2055	50,000	48,863
5.55%, 11/20/2065	30,000	29,105
Meta Platforms, Inc.:
3.85%, 8/15/2032	52,000	50,519
4.60%, 11/15/2032	100,000	100,821
4.88%, 11/15/2035	120,000	119,908
5.40%, 8/15/2054	63,000	58,807
5.50%, 11/15/2045	80,000	77,754
5.63%, 11/15/2055	120,000	115,371
5.75%, 11/15/2065	80,000	76,422
		1,159,052
LEISURE TIME — 0.8%
Carnival Corp. 4.00%, 8/1/2028 (a)	52,000	51,222
Royal Caribbean Cruises Ltd.:
5.63%, 9/30/2031 (a)	70,000	71,637
6.00%, 2/1/2033 (a)	30,000	30,849
		153,708

See accompanying notes to financial statements.
182

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 0.2%
Marriott International, Inc. 5.50%, 4/15/2037	$31,000	$31,814
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	40,000	33,610
5.20%, 5/15/2035	26,000	27,043
		60,653
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	31,000	31,846
Otis Worldwide Corp. 2.57%, 2/15/2030	24,000	22,498
		54,344
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	66,000	62,486
Comcast Corp.:
2.89%, 11/1/2051	88,000	51,753
2.94%, 11/1/2056	115,000	64,926
2.99%, 11/1/2063	73,000	39,699
4.15%, 10/15/2028	52,000	52,292
		271,156
MINING — 1.1%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	49,000	46,766
5.25%, 9/8/2033	24,000	24,989
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	38,000	36,951
Rio Tinto Finance USA PLC:
4.88%, 3/14/2030	29,000	29,845
5.25%, 3/14/2035	34,000	35,119
5.75%, 3/14/2055	34,000	34,834
		208,504
MISCELLANEOUS MANUFACTURER — 0.1%
Siemens Funding BV 5.20%, 5/28/2035 (a)	24,000	24,939
OIL & GAS — 4.6%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	40,000	36,497
2.94%, 6/4/2051	47,000	30,066
3.00%, 2/24/2050	30,000	19,658
3.06%, 6/17/2041	41,000	31,307
4.23%, 11/6/2028	40,000	40,287
4.81%, 2/13/2033	43,000	43,650
4.89%, 9/11/2033	46,000	46,841
Chevron Corp. 2.24%, 5/11/2030	32,000	29,712
ConocoPhillips 6.50%, 2/1/2039	26,000	29,272
Security Description	Principal Amount	Value
ConocoPhillips Co. 4.03%, 3/15/2062	$30,000	$21,796
Diamondback Energy, Inc. 5.75%, 4/18/2054	34,000	32,236
Exxon Mobil Corp.:
2.61%, 10/15/2030	50,000	46,944
3.45%, 4/15/2051	52,000	37,455
3.48%, 3/19/2030	25,000	24,489
4.11%, 3/1/2046	54,000	45,335
4.23%, 3/19/2040	30,000	27,601
4.33%, 3/19/2050	50,000	41,909
Occidental Petroleum Corp.:
6.45%, 9/15/2036	35,000	37,303
6.63%, 9/1/2030	28,000	30,129
Phillips 66 Co.:
4.88%, 11/15/2044	30,000	26,741
5.88%, 5/1/2042	30,000	30,355
Shell Finance U.S., Inc. 4.38%, 5/11/2045	30,000	25,869
Shell International Finance BV:
2.38%, 11/7/2029	7,000	6,603
2.75%, 4/6/2030	8,000	7,599
TotalEnergies Capital International SA 3.13%, 5/29/2050	40,000	26,697
TotalEnergies Capital SA 5.49%, 4/5/2054	36,000	35,010
Valero Energy Corp. 6.63%, 6/15/2037	30,000	33,124
Woodside Finance Ltd. 4.50%, 3/4/2029 (a)	30,000	30,031
		874,516
OIL & GAS SERVICES — 0.3%
Halliburton Co. 5.00%, 11/15/2045	38,000	34,121
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	30,000	29,933
		64,054
PHARMACEUTICALS — 8.5%
AbbVie, Inc.:
3.20%, 11/21/2029	25,000	24,268
4.05%, 11/21/2039	78,000	69,875
4.25%, 11/21/2049	117,000	96,866
4.40%, 11/6/2042	10,000	9,109
4.70%, 5/14/2045	37,000	33,567
5.05%, 3/15/2034	206,000	212,181
5.40%, 3/15/2054	54,000	52,720
AstraZeneca PLC 6.45%, 9/15/2037	55,000	62,932
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	70,000	70,098
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	67,000	54,949
5.55%, 2/22/2054	51,000	50,388

See accompanying notes to financial statements.
183

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
4.30%, 3/25/2028	$96,000	$96,330
4.78%, 3/25/2038	91,000	86,216
5.05%, 3/25/2048	146,000	129,228
5.13%, 7/20/2045	68,000	61,646
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	55,000	61,717
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	57,000	57,762
4.65%, 5/19/2030	73,000	74,554
4.75%, 5/19/2033	92,000	93,177
5.11%, 5/19/2043	48,000	46,330
5.30%, 5/19/2053	107,000	101,820
5.34%, 5/19/2063	82,000	76,458
		1,622,191
PIPELINES — 4.3%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	56,000	54,581
5.95%, 6/30/2033	23,000	24,441
Cheniere Energy, Inc.:
4.63%, 10/15/2028	31,000	30,984
5.65%, 4/15/2034	28,000	29,092
Enbridge, Inc. 5.70%, 3/8/2033	43,000	45,370
Energy Transfer LP:
3.75%, 5/15/2030	23,000	22,409
5.00%, 5/15/2050	40,000	33,616
5.25%, 4/15/2029	28,000	28,791
5.40%, 10/1/2047	16,000	14,421
5.75%, 2/15/2033	31,000	32,588
5.95%, 5/15/2054	36,000	34,195
6.25%, 4/15/2049	42,000	41,745
6.55%, 12/1/2033	24,000	26,364
Enterprise Products Operating LLC:
5.20%, 1/15/2036	20,000	20,386
5.55%, 2/16/2055	30,000	29,184
Kinder Morgan, Inc.:
5.20%, 6/1/2033	31,000	31,945
5.55%, 6/1/2045	36,000	34,945
MPLX LP:
2.65%, 8/15/2030	34,000	31,530
4.50%, 4/15/2038	40,000	36,613
5.40%, 9/15/2035	25,000	25,230
5.50%, 6/1/2034	25,000	25,567
ONEOK, Inc.:
5.05%, 11/1/2034	22,000	21,842
5.70%, 11/1/2054	33,000	30,877
6.05%, 9/1/2033	31,000	32,988
6.63%, 9/1/2053	34,000	35,795
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	25,000	25,134
Security Description	Principal Amount	Value
Williams Cos., Inc. 2.60%, 3/15/2031	$24,000	$21,954
		822,587
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	32,000	31,537
VICI Properties LP 5.13%, 5/15/2032	31,000	31,256
		62,793
RETAIL — 3.1%
Costco Wholesale Corp. 1.60%, 4/20/2030	34,000	30,850
Home Depot, Inc.:
2.70%, 4/15/2030	28,000	26,520
2.95%, 6/15/2029	34,000	32,921
4.25%, 4/1/2046	27,000	22,937
4.95%, 6/25/2034	20,000	20,486
5.30%, 6/25/2054	30,000	28,816
5.88%, 12/16/2036	58,000	62,918
Lowe's Cos., Inc.:
2.63%, 4/1/2031	53,000	48,672
3.00%, 10/15/2050	9,000	5,739
4.25%, 4/1/2052	51,000	40,290
5.63%, 4/15/2053 (c)	61,000	59,394
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	29,000	21,428
Series MTN, 4.88%, 12/9/2045	41,000	37,543
Walmart, Inc.:
1.80%, 9/22/2031	60,000	53,546
2.65%, 9/22/2051	25,000	15,821
4.10%, 4/15/2033	51,000	50,940
4.50%, 4/15/2053	26,000	23,091
4.90%, 4/28/2035	14,000	14,436
		596,348
SEMICONDUCTORS — 0.7%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	63,000	54,401
3.47%, 4/15/2034	60,000	54,852
Foundry JV Holdco LLC 5.88%, 1/25/2034 (a)	25,000	25,756
		135,009
SOFTWARE — 4.1%
Fiserv, Inc. 5.63%, 8/21/2033	45,000	46,478
Microsoft Corp.:
2.53%, 6/1/2050	121,000	74,354
2.68%, 6/1/2060	67,000	38,613
2.92%, 3/17/2052	115,000	75,820
Oracle Corp.:
2.88%, 3/25/2031	163,000	146,392
2.95%, 4/1/2030	78,000	72,081
3.60%, 4/1/2040	58,000	43,141
3.60%, 4/1/2050	87,000	54,401

See accompanying notes to financial statements.
184

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 4/1/2060	$69,000	$42,445
3.95%, 3/25/2051	63,000	41,622
4.00%, 7/15/2046	63,000	43,974
5.20%, 9/26/2035	75,000	72,048
5.95%, 9/26/2055 (c)	50,000	44,536
		795,905
TELECOMMUNICATIONS — 6.6%
AT&T, Inc.:
2.55%, 12/1/2033	52,000	44,401
2.75%, 6/1/2031	53,000	48,747
3.50%, 9/15/2053	129,000	86,800
3.55%, 9/15/2055	146,000	97,586
3.65%, 6/1/2051	71,000	50,142
3.65%, 9/15/2059	105,000	69,575
3.80%, 12/1/2057	117,000	80,886
4.30%, 2/15/2030	60,000	60,166
4.35%, 3/1/2029	53,000	53,319
T-Mobile USA, Inc.:
3.40%, 10/15/2052	44,000	29,718
3.88%, 4/15/2030	151,000	148,673
Verizon Communications, Inc.:
2.36%, 3/15/2032	55,000	48,567
2.55%, 3/21/2031	105,000	96,071
2.65%, 11/20/2040	59,000	42,283
2.99%, 10/30/2056	43,000	25,726
3.40%, 3/22/2041	82,000	64,445
3.55%, 3/22/2051	81,000	57,803
3.70%, 3/22/2061	85,000	57,423
4.02%, 12/3/2029	25,000	24,831
4.33%, 9/21/2028	22,000	22,196
5.88%, 11/30/2055	60,000	59,317
		1,268,675
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	24,000	22,692
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	35,000	31,527
3.10%, 12/2/2051	26,000	17,324
Union Pacific Corp. 3.25%, 2/5/2050	24,000	16,676
United Parcel Service, Inc. 6.20%, 1/15/2038	29,000	32,068
		120,287
TOTAL CORPORATE BONDS & NOTES (Cost $19,247,899)		18,933,867

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	11,420	$11,420
State Street Navigator Securities Lending Portfolio II (f) (g)	100,902	100,902
TOTAL SHORT-TERM INVESTMENTS (Cost $112,322)		112,322
TOTAL INVESTMENTS — 99.3% (Cost $19,360,221)		19,046,189
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		128,909
NET ASSETS — 100.0%		$19,175,098
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
185

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 18,933,867	$ —	$ 18,933,867
Short-Term Investments	112,322	—	—	112,322
TOTAL INVESTMENTS	$112,322	$18,933,867	$—	$19,046,189

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,252	$144,252	$1,414,230	$1,547,062	$—	$—	11,420	$11,420	$2,992
State Street Navigator Securities Lending Portfolio II	142,545	142,545	3,143,498	3,185,141	—	—	100,902	100,902	214
Total		$286,797	$4,557,728	$4,732,203	$—	$—		$112,322	$3,206
See accompanying notes to financial statements.
186

SPDR SERIES TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2025 (Unaudited)

	State Street SPDR Bloomberg 1-10 Year TIPS ETF	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	State Street SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,819,904,754	$42,597,591,219	$3,851,725,869
Investments in affiliated issuers, at value	1,262,931	1,036,217,521	170,062,969
Total Investments	1,821,167,685	43,633,808,740	4,021,788,838
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable for investments sold	29,458,311	3,267,731,401	—
Receivable for fund shares sold	57,229,938	—	—
Dividends receivable — affiliated issuers	8,802	322,585	54,432
Interest receivable — unaffiliated issuers	7,769,692	—	—
Securities lending income receivable — unaffiliated issuers	—	—	46,748
Securities lending income receivable — affiliated issuers	—	354,101	50,313
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,915,634,428	46,902,216,827	4,021,940,331
LIABILITIES
Payable upon return of securities loaned	—	866,876,910	—
Payable for investments purchased	87,872,113	3,332,618,329	167,014,455
Payable for fund shares repurchased	—	61,228,816	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	226,350	4,898,277	440,554
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	88,098,463	4,265,622,332	167,455,009
NET ASSETS	$1,827,535,965	$42,636,594,495	$3,854,485,322
NET ASSETS CONSIST OF:
Paid-in capital	$1,895,778,598	$42,636,959,576	$3,856,534,555
Total distributable earnings (loss)	(68,242,633)	(365,081)	(2,049,233)
NET ASSETS	$1,827,535,965	$42,636,594,495	$3,854,485,322
NET ASSET VALUE PER SHARE
Net asset value per share	$19.08	$91.39	$99.21
Shares outstanding (unlimited amount authorized, $0.01 par value)	95,800,000	466,554,503	38,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,836,294,518	$42,590,903,830	$3,849,416,505
Investments in affiliated issuers	1,262,931	1,036,217,521	170,062,969
Total cost of investments	$1,837,557,449	$43,627,121,351	$4,019,479,474
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$—	$1,962,857,649	$—
See accompanying notes to financial statements.
187

State Street SPDR Bloomberg Emerging Markets USD Bond ETF	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	State Street SPDR Nuveen ICE Municipal Bond ETF	State Street SPDR Nuveen ICE Short Term Municipal Bond ETF

$227,053,855	$2,655,862,037	$2,867,269,939	$2,975,243,763	$3,468,973,887
7,136,550	73,325,945	15,564,188	11,147,675	8,094,284
234,190,405	2,729,187,982	2,882,834,127	2,986,391,438	3,477,068,171
753	850	—	—	—
15,238	—	—	—	—
825	86,415	136,076	—	—
—	—	6,257	—	—
—	—	—	4,566,445	—
3,020	82,499	135,771	75,919	62,972
3,855,216	16,332,651	38,992,697	35,907,587	45,817,597
—	925	—	—	—
2,109	12,342	—	—	—
—	10,345	—	—	—
238,067,566	2,745,714,009	2,922,104,928	3,026,941,389	3,522,948,740

6,659,849	42,640,803	—	—	—
—	—	25,589,853	10,169,023	10,000,000
—	—	—	—	—
110	—	—	—	—
44,931	340,154	848,944	586,561	595,582
460	—	974	1,973	1,427
6,705,350	42,980,957	26,439,771	10,757,557	10,597,009
$231,362,216	$2,702,733,052	$2,895,665,157	$3,016,183,832	$3,512,351,731

$247,965,337	$2,711,687,169	$3,072,045,046	$3,095,213,057	$3,571,626,322
(16,603,121)	(8,954,117)	(176,379,889)	(79,029,225)	(59,274,591)
$231,362,216	$2,702,733,052	$2,895,665,157	$3,016,183,832	$3,512,351,731

$25.42	$30.71	$24.92	$45.66	$47.95
9,100,000	88,000,000	116,200,000	66,051,036	73,251,082

$222,808,929	$2,650,767,965	$2,986,288,782	$2,916,826,599	$3,443,377,768
7,136,550	73,325,945	15,564,188	11,147,675	8,094,284
$229,945,479	$2,724,093,910	$3,001,852,970	$2,927,974,274	$3,451,472,052
$736	$814	$—	$—	$—
$6,512,484	$51,766,618	$—	$—	$—
188

SPDR SERIES TRUST STATEMENTS OF ASSETS AND LIABILITIES   (continued)
December 31, 2025 (Unaudited)

	State Street SPDR Bloomberg Convertible Securities ETF	State Street SPDR Bloomberg High Yield Bond ETF	State Street SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,522,246,169	$7,497,102,688	$5,129,480,652
Investments in affiliated issuers, at value	238,802,003	493,718,113	336,012,050
Total Investments	4,761,048,172	7,990,820,801	5,465,492,702
Foreign currency, at value	—	13,632	2,332
Cash	195,688	—	—
Receivable for investments sold	67,243,749	137,612,860	8,137,722
Dividends receivable — affiliated issuers	58,970	70,380	77,910
Interest receivable — unaffiliated issuers	13,537,743	137,142,351	88,505,395
Securities lending income receivable — unaffiliated issuers	7,402	13,823	9,281
Securities lending income receivable — affiliated issuers	98,431	376,592	349,222
Receivable for foreign taxes recoverable	—	1,673	7,823
TOTAL ASSETS	4,842,190,155	8,266,052,112	5,562,582,387
LIABILITIES
Due to custodian	—	724,034	5,042,778
Payable upon return of securities loaned	234,406,988	493,718,113	307,181,032
Payable for investments purchased	56,617,840	9,987,723	7,756,358
Payable for fund shares repurchased	—	135,996,360	—
Advisory fee payable	1,577,545	2,608,226	1,791,464
Trustees’ fees and expenses payable	800	3,289	1,560
TOTAL LIABILITIES	292,603,173	643,037,745	321,773,192
NET ASSETS	$4,549,586,982	$7,623,014,367	$5,240,809,195
NET ASSETS CONSIST OF:
Paid-in capital	$4,735,610,206	$9,994,042,620	$6,258,458,656
Total distributable earnings (loss)	(186,023,224)	(2,371,028,253)	(1,017,649,461)
NET ASSETS	$4,549,586,982	$7,623,014,367	$5,240,809,195
NET ASSET VALUE PER SHARE
Net asset value per share	$89.21	$97.14	$25.27
Shares outstanding (unlimited amount authorized, $0.01 par value)	51,000,000	78,474,605	207,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,145,280,901	$7,557,770,472	$5,166,976,590
Investments in affiliated issuers	238,802,003	493,718,113	336,012,050
Total cost of investments	$4,384,082,904	$8,051,488,585	$5,502,988,640
Foreign currency, at cost	$—	$12,669	$2,174
* Includes investments in securities on loan, at value	$254,910,670	$512,291,482	$318,148,451
See accompanying notes to financial statements.
189

State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$18,933,867
112,322
19,046,189
—
—
2,194,877
145
233,076
—
33
—
21,474,320

—
100,902
2,197,164
—
1,143
13
2,299,222
$19,175,098

$20,560,032
(1,384,934)
$19,175,098

$95.88
200,000

$19,247,899
112,322
$19,360,221
$—
$98,654
190

SPDR SERIES TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2025  (Unaudited)

	State Street SPDR Bloomberg 1-10 Year TIPS ETF	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	State Street SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$36,704,937	$871,383,389	$77,769,539
Dividend income — affiliated issuers	62,122	1,835,868	404,177
Unaffiliated securities lending income	—	311,177	83,705
Affiliated securities lending income	—	1,502,354	480,552
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	36,767,059	875,032,788	78,737,973
EXPENSES
Advisory fee	1,331,539	28,727,851	2,609,617
Trustees’ fees and expenses	5,810	161,541	14,288
TOTAL EXPENSES	1,337,349	28,889,392	2,623,905
NET INVESTMENT INCOME (LOSS)	$35,429,710	$846,143,396	$76,114,068
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,431,629)	5,157,135	2,570,138
In-kind redemptions — unaffiliated issuers	1,987,273	565,803	193,661
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	(444,356)	5,722,938	2,763,799
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,109,013	9,177,892	2,702,667
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	1,109,013	9,177,892	2,702,667
NET REALIZED AND UNREALIZED GAIN (LOSS)	664,657	14,900,830	5,466,466
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$36,094,367	$861,044,226	$81,580,534
See accompanying notes to financial statements.
191

State Street SPDR Bloomberg Emerging Markets USD Bond ETF	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	State Street SPDR Nuveen ICE Municipal Bond ETF	State Street SPDR Nuveen ICE Short Term Municipal Bond ETF

$6,495,099	$65,907,298	$68,540,720	$58,501,397	$48,802,463
13,567	556,269	481,574	1,252,141	754,397
232	9,096	—	—	—
15,486	92,326	—	—	—
—	(11,321)	—	—	—
6,524,384	66,553,668	69,022,294	59,753,538	49,556,860

251,022	2,052,087	4,826,333	3,670,074	3,497,825
1,161	10,088	10,511	13,489	13,175
252,183	2,062,175	4,836,844	3,683,563	3,511,000
$6,272,201	$64,491,493	$64,185,450	$56,069,975	$46,045,860

80,219	460,483	(9,005,338)	(20,541,114)	1,363,579
—	1,939,156	(758,132)	6,805,790	—
52	—	—	—	—
(9,204)	—	—	—	—
71,067	2,399,639	(9,763,470)	(13,735,324)	1,363,579

9,616,459	1,671,338	46,520,021	96,051,171	14,035,020
(48)	—	—	—	—
418	—	—	—	—
9,616,829	1,671,338	46,520,021	96,051,171	14,035,020
9,687,896	4,070,977	36,756,551	82,315,847	15,398,599
$15,960,097	$68,562,470	$100,942,001	$138,385,822	$61,444,459
192

SPDR SERIES TRUST STATEMENTS OF OPERATIONS   (continued)
For the Six Months Ended December 31, 2025  (Unaudited)

	State Street SPDR Bloomberg Convertible Securities ETF	State Street SPDR Bloomberg High Yield Bond ETF	State Street SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$(9,981,179)	$271,398,513	$181,183,426
Dividend income — unaffiliated issuers	17,599,027	—	—
Dividend income — affiliated issuers	241,540	626,155	842,134
Unaffiliated securities lending income	53,719	221,243	112,825
Affiliated securities lending income	596,001	2,431,400	2,273,015
TOTAL INVESTMENT INCOME (LOSS)	8,509,108	274,677,311	184,411,400
EXPENSES
Advisory fee	9,037,307	16,124,691	10,107,748
Trustees’ fees and expenses	15,652	30,055	18,322
TOTAL EXPENSES	9,052,959	16,154,746	10,126,070
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	9,052,959	16,154,746	10,126,070
NET INVESTMENT INCOME (LOSS)	$(543,851)	$258,522,565	$174,285,330
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	149,392,783	(34,342,741)	(6,001,298)
In-kind redemptions — unaffiliated issuers	82,397,217	85,814,468	31,921,302
Foreign currency transactions	—	—	10
Net realized gain (loss)	231,790,000	51,471,727	25,920,014
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	131,282,695	(820,486)	(31,608,857)
Foreign currency translations	—	7	(10)
Net change in unrealized appreciation/depreciation	131,282,695	(820,479)	(31,608,867)
NET REALIZED AND UNREALIZED GAIN (LOSS)	363,072,695	50,651,248	(5,688,853)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$362,528,844	$309,173,813	$168,596,477
See accompanying notes to financial statements.
193

State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$821,905
—
2,992
20
214
825,131

14,463
187
14,650
(3,214)
11,436
$813,695

(15,446)
1,012,189
—
996,743

(745,115)
—
(745,115)
251,628
$1,065,323
194

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Bloomberg 1-10 Year TIPS ETF		State Street SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,429,710	$46,893,352	$846,143,396	$1,692,955,195
Net realized gain (loss)	(444,356)	(20,000,040)	5,722,938	11,846,384
Net change in unrealized appreciation/depreciation	1,109,013	68,291,597	9,177,892	(2,230,168)
Net increase (decrease) in net assets resulting from operations	36,094,367	95,184,909	861,044,226	1,702,571,411
Net equalization credits and charges	(1,197,658)	(4,365,675)	—	9,117
Distributions to shareholders	(41,840,738)	(45,151,151)	(1,013,468,686)	(1,664,033,973)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	165,088,849	525,315,304	8,529,224,305	31,236,360,101
Cost of shares redeemed	(74,942,471)	(210,411,623)	(7,978,108,018)	(21,553,464,232)
Net income equalization	1,197,658	4,365,675	—	(9,117)
Other capital	399	556	—	—
Net increase (decrease) in net assets from beneficial interest transactions	91,344,435	319,269,912	551,116,287	9,682,886,752
Net increase (decrease) in net assets during the period	84,400,406	364,937,995	398,691,827	9,721,433,307
Net assets at beginning of period	1,743,135,559	1,378,197,564	42,237,902,668	32,516,469,361
NET ASSETS AT END OF PERIOD	$1,827,535,965	$1,743,135,559	$42,636,594,495	$42,237,902,668
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,600,000	27,700,000	93,180,000	341,350,000
Shares redeemed	(3,900,000)	(11,200,000)	(87,070,000)	(235,150,000)
Net increase (decrease) from share transactions	4,700,000	16,500,000	6,110,000	106,200,000
See accompanying notes to financial statements.
195

State Street SPDR Bloomberg 3-12 Month T-Bill ETF		State Street SPDR Bloomberg Emerging Markets USD Bond ETF		State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$76,114,068	$151,756,384	$6,272,201	$17,211,670	$64,491,493	$132,205,359
2,763,799	3,633,891	71,067	(968,466)	2,399,639	2,647,477
2,702,667	296,104	9,616,829	9,414,575	1,671,338	(3,424,426)
81,580,534	155,686,379	15,960,097	25,657,779	68,562,470	131,428,410
(393,575)	592,762	81,322	(817,818)	(268,735)	696,424
(89,551,318)	(151,641,981)	(8,232,693)	(17,083,558)	(75,535,452)	(134,183,831)

431,823,208	1,523,171,848	29,932,208	100,434,999	504,437,347	980,502,774
(382,652,471)	(551,317,592)	—	(222,844,592)	(550,778,168)	(718,550,257)
393,575	(592,762)	(81,322)	817,818	268,735	(696,424)
—	—	1,820	12,174	6,967	3,036
49,564,312	971,261,494	29,852,706	(121,579,601)	(46,065,119)	261,259,129
41,199,953	975,898,654	37,661,432	(113,823,198)	(53,306,836)	259,200,132
3,813,285,369	2,837,386,715	193,700,784	307,523,982	2,756,039,888	2,496,839,756
$3,854,485,322	$3,813,285,369	$231,362,216	$193,700,784	$2,702,733,052	$2,756,039,888

4,350,000	15,350,000	1,200,000	4,200,000	16,400,000	31,900,000
(3,850,000)	(5,550,000)	—	(9,200,000)	(17,900,000)	(23,400,000)
500,000	9,800,000	1,200,000	(5,000,000)	(1,500,000)	8,500,000
196

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF		State Street SPDR Nuveen ICE Municipal Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$64,185,450	$122,548,162	$56,069,975	$110,147,644
Net realized gain (loss)	(9,763,470)	(27,650,297)	(13,735,324)	(85,976,723)
Net change in unrealized appreciation/depreciation	46,520,021	(86,171,547)	96,051,171	(3,863,729)
Net increase (decrease) in net assets resulting from operations	100,942,001	8,726,318	138,385,822	20,307,192
Net equalization credits and charges	376,342	271,813	(628,200)	(279,186)
Distributions to shareholders	(73,587,569)	(119,396,572)	(63,892,440)	(108,997,335)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	271,891,755	476,238,560	207,887,040	1,519,128,746
Cost of shares redeemed	(34,145,138)	(420,633,460)	(487,493,453)	(1,741,621,057)
Net income equalization	(376,342)	(271,813)	628,200	279,186
Other capital	1,108,142	1,893,460	140,045	1,071,614
Net increase (decrease) in net assets from beneficial interest transactions	238,478,417	57,226,747	(278,838,168)	(221,141,511)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	266,209,191	(53,171,694)	(204,972,986)	(310,110,840)
Net assets at beginning of period	2,629,455,966	2,682,627,660	3,221,156,818	3,531,267,658
NET ASSETS AT END OF PERIOD	$2,895,665,157	$2,629,455,966	$3,016,183,832	$3,221,156,818
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,000,000	18,800,000	4,600,000	33,700,000
Shares redeemed	(1,400,000)	(16,800,000)	(10,700,000)	(38,500,000)
Net increase (decrease) from share transactions	9,600,000	2,000,000	(6,100,000)	(4,800,000)
See accompanying notes to financial statements.
197

State Street SPDR Nuveen ICE Short Term Municipal Bond ETF		State Street SPDR Bloomberg Convertible Securities ETF		State Street SPDR Bloomberg High Yield Bond ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$46,045,860	$86,907,660	$(543,851)	$(21,750,584)	$258,522,565	$510,595,431
1,363,579	(28,096,725)	231,790,000	168,776,148	51,471,727	(137,395,883)
14,035,020	73,440,872	131,282,695	376,020,848	(820,479)	306,477,868
61,444,459	132,251,807	362,528,844	523,046,412	309,173,813	679,677,416
145,427	(381,122)	(1,841,743)	1,870,145	549,230	(158,375)
(53,759,430)	(85,728,493)	(43,823,120)	(78,853,333)	(304,689,491)	(522,066,628)

96,333,762	295,528,128	791,131,846	1,490,202,650	7,565,455,702	14,327,772,301
—	(718,912,442)	(439,820,402)	(1,479,495,831)	(7,814,016,701)	(15,031,522,571)
(145,427)	381,122	1,841,743	(1,870,145)	(549,230)	158,375
81,925	175,030	15,473	12,045	380,169	872,425
96,270,260	(422,828,162)	353,168,660	8,848,719	(248,730,060)	(702,719,470)
—	—	—	62,127	—	13,687
104,100,716	(376,685,970)	670,032,641	454,974,070	(243,696,508)	(545,253,370)
3,408,251,015	3,784,936,985	3,879,554,341	3,424,580,271	7,866,710,875	8,411,964,245
$3,512,351,731	$3,408,251,015	$4,549,586,982	$3,879,554,341	$7,623,014,367	$7,866,710,875

2,000,000	6,200,000	9,000,000	18,900,000	78,000,000	149,400,000
—	(15,100,000)	(4,900,000)	(19,400,000)	(80,600,000)	(157,400,000)
2,000,000	(8,900,000)	4,100,000	(500,000)	(2,600,000)	(8,000,000)
198

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR Bloomberg Short Term High Yield Bond ETF		State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$174,285,330	$346,022,305	$813,695	$2,630,182
Net realized gain (loss)	25,920,014	(5,393,869)	996,743	984,576
Net change in unrealized appreciation/depreciation	(31,608,867)	68,273,889	(745,115)	(238,049)
Net increase (decrease) in net assets resulting from operations	168,596,477	408,902,325	1,065,323	3,376,709
Net equalization credits and charges	2,056,392	2,509,333	255,937	(41,599)
Distributions to shareholders	(203,239,065)	(351,069,748)	(916,712)	(2,656,507)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,138,344,309	3,763,805,007	4,836,955	14,302,889
Cost of shares redeemed	(1,497,754,992)	(3,850,257,132)	(43,104,787)	(14,338,871)
Net income equalization	(2,056,392)	(2,509,333)	(255,937)	41,599
Other capital	10,684	19,147	—	—
Net increase (decrease) in net assets from beneficial interest transactions	638,543,609	(88,942,311)	(38,523,769)	5,617
Contribution from affiliate (Note 6)	16,054	17,253	—	—
Net increase (decrease) in net assets during the period	605,973,467	(28,583,148)	(38,119,221)	684,220
Net assets at beginning of period	4,634,835,728	4,663,418,876	57,294,319	56,610,099
NET ASSETS AT END OF PERIOD	$5,240,809,195	$4,634,835,728	$19,175,098	$57,294,319
SHARES OF BENEFICIAL INTEREST:
Shares sold	84,300,000	148,800,000	50,000	150,000
Shares redeemed	(59,100,000)	(153,300,000)	(450,000)	(150,000)
Net increase (decrease) from share transactions	25,200,000	(4,500,000)	(400,000)	—
See accompanying notes to financial statements.
199

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg 1-10 Year TIPS ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$19.13	$18.47	$18.44	$19.46	$21.12	$20.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.60	0.65	0.77	1.28	0.72
Net realized and unrealized gain (loss) (b)	0.03	0.69	0.11	(0.96)	(1.62)	0.70
Total from investment operations	0.42	1.29	0.76	(0.19)	(0.34)	1.42
Net equalization credits and charges (a)	(0.01)	(0.06)	(0.00)(c)	0.02	(0.09)	(0.13)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.46)	(0.57)	(0.73)	(0.85)	(1.23)	(0.47)
Net asset value, end of period	$19.08	$19.13	$18.47	$18.44	$19.46	$21.12
Total return (d)	2.09%	6.68%	4.27%	(0.95)%	(2.21)%	6.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,827,536	$1,743,136	$1,378,198	$1,359,374	$1,453,839	$779,454
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	3.99%(e)	3.21%	3.51%	4.08%	6.17%	3.45%
Portfolio turnover rate (f)	9%(g)	21%	22%	15%	15%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
200

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$91.73	$91.79	$91.80	$91.46	$91.47	$91.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.83	4.08	4.80	3.40	0.09	(0.06)
Net realized and unrealized gain (loss) (b)	0.04	0.06	(0.04)	(0.19)	(0.07)	0.00(c)
Total from investment operations	1.87	4.14	4.76	3.21	0.02	(0.06)
Net equalization credits and charges (a)	—	0.00(c)	—	—	—	—
Other capital (a)	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(2.21)	(4.20)	(4.77)	(2.87)	(0.03)	(0.00)(c)
Net asset value, end of period	$91.39	$91.73	$91.79	$91.80	$91.46	$91.47
Total return (d)	2.05%	4.63%	5.33%	3.56%	0.03%	(0.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,636,594	$42,237,903	$32,516,469	$28,177,207	$21,058,866	$11,950,062
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.96%(e)	4.46%	5.24%	3.71%	0.09%	(0.07)%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
201

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg 3-12 Month T-Bill ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$99.43	$99.38	$99.42	$99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	1.96	4.43	5.17	4.55	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	0.15	0.15	(0.07)	(1.91)	(0.71)	0.02
Total from investment operations	2.11	4.58	5.10	2.64	(0.15)	(0.02)
Net equalization credits and charges (a)	(0.01)	0.02	0.01	0.50	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.32)	(4.55)	(5.15)	(3.46)	(0.07)	—
Net asset value, end of period	$99.21	$99.43	$99.38	$99.42	$99.74	$100.05
Total return (d)	2.14%	4.74%	5.28%	3.22%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,854,485	$3,813,285	$2,837,387	$2,341,373	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.14%(e)
Net investment income (loss)	3.92%(e)	4.46%	5.21%	4.58%	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
202

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Emerging Markets USD Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$24.52	$23.84	$23.62	$23.17	$30.71	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.48	1.35	1.21	1.18	0.27
Net realized and unrealized gain (loss) (b)	1.11	0.76	0.19	0.38	(7.52)	0.60
Total from investment operations	1.84	2.24	1.54	1.59	(6.34)	0.87
Net equalization credits and charges	0.01	(0.07)	0.00(c)	0.02	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.03	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.95)	(1.49)	(1.32)	(1.19)	(1.20)	(0.17)
Net asset value, end of period	$25.42	$24.52	$23.84	$23.62	$23.17	$30.71
Total return (d)	7.68%	9.36%	6.72%	7.34%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$231,362	$193,701	$307,524	$203,169	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.23%(e)	0.23%	0.23%	0.24%	0.23%	0.23%(e)
Net investment income (loss)	5.75%(e)	6.11%	5.73%	5.20%	4.18%	3.81%(e)
Portfolio turnover rate (f)	9%(g)	48%	31%	7%	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
203

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Investment Grade Floating Rate ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$30.79	$30.83	$30.64	$30.28	$30.64	$30.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.60	1.81	1.29	0.15	0.16
Net realized and unrealized gain (loss) (b)	0.05	(0.01)	0.18	0.29	(0.37)	0.19
Total from investment operations	0.78	1.59	1.99	1.58	(0.22)	0.35
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.00(c)	(0.01)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.86)	(1.64)	(1.80)	(1.21)	(0.14)	(0.18)
Net asset value, end of period	$30.71	$30.79	$30.83	$30.64	$30.28	$30.64
Total return (d)	2.55%	5.36%	6.68%	5.29%	(0.73)%	1.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,702,733	$2,756,040	$2,496,840	$2,466,692	$3,233,853	$2,478,487
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	4.71%(e)	5.22%	5.90%	4.25%	0.50%	0.52%
Portfolio turnover rate (f)	12%(g)	42%	40%	28%	41%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
204

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)
Net asset value, beginning of period	$24.67	$25.65	$25.04	$25.66	$30.34	$28.15
Income (loss) from investment operations:
Net investment income (loss) (b)	0.58	1.14	1.10	1.00	0.93	1.02
Net realized and unrealized gain (loss) (c)	0.32	(1.03)	0.52	(0.15)	(4.72)	2.17
Total from investment operations	0.90	0.11	1.62	0.85	(3.79)	3.19
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.01	0.01	0.01	0.02
Contribution from affiliate	—	—	—	0.00(d)	—	—
Other capital (b)	0.01	0.02	0.04	0.04	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.66)	(1.11)	(1.06)	(1.52)	(0.91)	(1.03)
Net asset value, end of period	$24.92	$24.67	$25.65	$25.04	$25.66	$30.34
Total return (e)	3.78%	0.45%	6.88%	1.45%(f)	(12.76)%	11.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,895,665	$2,629,456	$2,682,628	$1,968,255	$1,668,033	$1,796,065
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	4.65%(g)	4.48%	4.40%	3.99%	3.20%	3.49%
Portfolio turnover rate (h)	6%(i)	10%	7%	9%	12%	14%
(a)	Effective on January 12, 2023, the State Street SPDR Nuveen ICE High Yield Municipal Bond ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
205

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Nuveen ICE Municipal Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$44.64	$45.89	$46.15	$45.90	$52.09	$51.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	1.43	1.28	0.99	0.83	0.96
Net realized and unrealized gain (loss) (b)	1.15	(1.27)	(0.30)	0.20	(6.19)	0.33
Total from investment operations	1.95	0.16	0.98	1.19	(5.36)	1.29
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.01	0.01	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.92)	(1.42)	(1.25)	(0.96)	(0.83)	(0.96)
Net asset value, end of period	$45.66	$44.64	$45.89	$46.15	$45.90	$52.09
Total return (d)	4.38%	0.34%	2.19%	2.68%	(10.42)%	2.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,016,184	$3,221,157	$3,531,268	$3,823,823	$3,486,008	$3,732,082
Ratios to average net assets:
Total expenses	0.23%(e)	0.23%	0.23%	0.24%	0.23%	0.28%
Net expenses	0.23%(e)	0.23%	0.23%	0.24%	0.23%	0.23%
Net investment income (loss)	3.51%(e)	3.14%	2.80%	2.15%	1.66%	1.84%
Portfolio turnover rate (f)	24%(g)	33%	24%	17%	3%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
206

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Nuveen ICE Short Term Municipal Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$47.83	$47.22	$47.00	$47.23	$49.52	$49.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	1.16	0.73	0.41	0.31	0.48
Net realized and unrealized gain (loss) (b)	0.22	0.60	0.19	(0.24)	(2.23)	(0.25)
Total from investment operations	0.86	1.76	0.92	0.17	(1.92)	0.23
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.00)(c)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.74)	(1.14)	(0.70)	(0.40)	(0.32)	(0.49)
Net realized gains	—	—	—	—	(0.05)	(0.04)
Total distributions	(0.74)	(1.14)	(0.70)	(0.40)	(0.37)	(0.53)
Net asset value, end of period	$47.95	$47.83	$47.22	$47.00	$47.23	$49.52
Total return (d)	1.80%	3.75%	1.97%	0.35%	(3.91)%	0.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,512,352	$3,408,251	$3,784,937	$4,138,215	$4,852,722	$4,815,522
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	2.63%(e)	2.44%	1.55%	0.87%	0.64%	0.96%
Portfolio turnover rate (f)	18%(g)	31%	40%	18%	19%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
207

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Convertible Securities ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$82.72	$72.25	$70.03	$64.58	$86.87	$60.23
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	(0.44)	(1.27)	(1.62)	(1.97)	(0.73)
Net realized and unrealized gain (loss) (b)	7.40	12.43	4.87	8.54	(18.65)	29.30
Total from investment operations	7.39	11.99	3.60	6.92	(20.62)	28.57
Net equalization credits and charges (a)	(0.04)	0.04	0.06	0.01	(0.01)	(0.03)
Contribution from affiliate (Note 6)	—	0.00(c)	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.86)	(1.56)	(1.44)	(1.48)	(1.66)	(1.90)
Net asset value, end of period	$89.21	$82.72	$72.25	$70.03	$64.58	$86.87
Total return (d)	8.89%	16.86%	5.32%(e)	10.83%	(24.12)%	47.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,549,587	$3,879,554	$3,424,580	$4,404,745	$3,739,114	$6,628,386
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	(0.02)%(f)	(0.57)%	(1.81)%	(2.42)%	(2.44)%	(0.93)%
Portfolio turnover rate (g)	18%(h)	32%	30%	7%	13%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2024, the total return would have remained 5.32%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
208

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg High Yield Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$97.03	$94.44	$91.81	$90.51	$109.83	$101.03
Income (loss) from investment operations:
Net investment income (loss) (a)	3.14	6.26	6.18	5.86	4.20	4.56
Net realized and unrealized gain (loss) (b)	0.66	2.67	2.64	1.28	(18.85)	9.36
Total from investment operations	3.80	8.93	8.82	7.14	(14.65)	13.92
Net equalization credits and charges (a)	0.01	0.00(c)	0.02	0.05	0.02	(0.04)
Contribution from affiliate (Note 6)	—	0.00(c)	—	0.00(c)	0.00(c)	—
Other capital (a)	0.00(c)	0.01	0.01	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(3.70)	(6.35)	(6.22)	(5.90)	(4.70)	(5.12)
Net asset value, end of period	$97.14	$97.03	$94.44	$91.81	$90.51	$109.83
Total return (d)	4.01%	9.78%	9.97%	8.18%(e)	(13.82)%(f)	13.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,623,014	$7,866,711	$8,411,964	$8,710,807	$6,143,001	$9,738,733
Ratios to average net assets:
Total expenses	0.40%(g)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.41%(g)	6.53%	6.65%	6.39%	3.99%	4.26%
Portfolio turnover rate (h)	34%(i)	49%	33%	28%	35%	48%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
209

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Short Term High Yield Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$25.44	$24.98	$24.64	$24.10	$27.53	$25.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	1.86	1.88	1.65	1.01	1.14
Net realized and unrealized gain (loss) (b)	(0.03)	0.46	0.32	0.55	(3.26)	2.53
Total from investment operations	0.85	2.32	2.20	2.20	(2.25)	3.67
Net equalization credits and charges (a)	0.01	0.01	0.00(c)	(0.01)	(0.00)(c)	(0.01)
Contribution from affiliate (Note 6)	0.00(c)	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.03)	(1.87)	(1.86)	(1.65)	(1.18)	(1.30)
Net asset value, end of period	$25.27	$25.44	$24.98	$24.64	$24.10	$27.53
Total return (d)	3.52%	9.65%	9.28%	9.37%	(8.54)%	14.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,240,809	$4,634,836	$4,663,419	$3,757,362	$3,407,064	$5,057,540
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	6.90%(e)	7.36%	7.58%	6.72%	3.79%	4.26%
Portfolio turnover rate (f)	28%(g)	64%	54%	65%	59%	74%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
210

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$95.49	$94.35	$95.36	$98.54	$100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	2.44	4.97	5.00	4.52	0.93
Net realized and unrealized gain (loss) (b)	0.02	1.33	(0.79)	(2.04)	(2.78)
Total from investment operations	2.46	6.30	4.21	2.48	(1.85)
Net equalization credits and charges (a)	0.77	(0.08)	(0.30)	(0.18)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.84)	(5.08)	(4.92)	(5.48)	(0.21)
Net asset value, end of period	$95.88	$95.49	$94.35	$95.36	$98.54
Total return (d)	3.52%	6.66%	4.25%	2.47%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,175	$57,294	$56,610	$28,609	$103,464
Ratios to average net assets:
Total expenses	0.09%(e)	0.09%	0.09%	0.10%	0.09%(e)
Net expenses	0.07%(e)	0.07%	0.07%	0.08%	0.07%(e)
Net investment income (loss)	5.06%(e)	5.23%	5.32%	4.70%	4.18%(e)
Portfolio turnover rate (f)	34%(g)	62%	73%	89%	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
211

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.     Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of eighty-seven (87) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street SPDR Bloomberg 1-10 Year TIPS ETF (formerly SPDR Bloomberg 1-10 Year TIPS ETF)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (formerly SPDR Bloomberg 1-3 Month T-Bill ETF)
State Street SPDR Bloomberg 3-12 Month T-Bill ETF (formerly SPDR Bloomberg 3-12 Month T-Bill ETF)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (formerly SPDR Bloomberg Emerging Markets USD Bond ETF)
State Street SPDR Bloomberg Investment Grade Floating Rate ETF (formerly SPDR Bloomberg Investment Grade Floating Rate ETF)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF)
State Street SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen ICE Municipal Bond ETF)
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF)
State Street SPDR Bloomberg Convertible Securities ETF (formerly SPDR Bloomberg Convertible Securities ETF)
State Street SPDR Bloomberg High Yield Bond ETF (formerly SPDR Bloomberg High Yield Bond ETF)
State Street SPDR Bloomberg Short Term High Yield Bond ETF (formerly SPDR Bloomberg Short Term High Yield Bond ETF)
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (formerly SPDR MarketAxess Investment Grade 400 Corporate Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, except for the State Street SPDR Bloomberg Emerging Markets USD Bond ETF, which may become non-diversified for periods of time solely as a result of tracking its Index.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.     Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value
212

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
213

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The State Street SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
214

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.     Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.     Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The following tables summarize the value of the Fund derivative instruments as of December 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$110	$—	$—	$—	$—	$110

215

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$(9,204)	$—	$—	$—	$—	$(9,204)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$418	$—	$—	$—	$—	$418
6.     Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”)accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	0.35
State Street SPDR Nuveen ICE Municipal Bond ETF	0.23
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	0.20
State Street SPDR Bloomberg Convertible Securities ETF	0.40
State Street SPDR Bloomberg High Yield Bond ETF	0.40
State Street SPDR Bloomberg Short Term High Yield Bond ETF	0.40
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF until October 31, 2026, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2026. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Fund’s Board of Trustees. For the period ended December 31, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $3,214.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each
216

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the State Street SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund's investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the State Street SPDR Nuveen ICE High Yield Municipal Bond ETF, State Street SPDR Nuveen ICE Municipal Bond ETF and State Street SPDR Nuveen ICE Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Schedules of Investments.
During the period ended December 31, 2025, SSGA FM made separate contributions of $16,054 to the State Street SPDR Bloomberg Short Term High Yield Bond ETF related to trading matters.
During the fiscal year ended June 30, 2025, SSGA FM made separate contributions of $62,127 to the State Street SPDR Bloomberg Convertible Securities ETF, $13,687 to the State Street SPDR Bloomberg High Yield ETF and $17,253 to the State Street SPDR Bloomberg Short Term High Yield Bond ETF related to trading matters.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
217

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

7.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.     Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$164,809,901	$192,155,861	$—	$—
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	19,572,013	21,203,563
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	304,877,097	312,235,113
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	—	—	462,004,038	157,823,034
State Street SPDR Nuveen ICE Municipal Bond ETF	—	—	863,740,429	739,217,023
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	—	—	760,367,082	614,863,337
State Street SPDR Bloomberg Convertible Securities ETF	—	—	795,392,010	829,389,367
State Street SPDR Bloomberg High Yield Bond ETF	—	—	2,655,584,694	2,818,828,629
State Street SPDR Bloomberg Short Term High Yield Bond ETF	—	—	1,304,216,722	1,363,661,698
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	10,215,076	10,163,351
For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$166,062,735	$75,577,327	$1,987,273
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	8,508,371,211	7,948,123,649	565,803
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	—	—	193,661
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	28,874,047	—	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	495,394,048	548,013,055	1,939,156
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	—	33,122,720	(758,132)
State Street SPDR Nuveen ICE Municipal Bond ETF	137,696,955	485,143,772	6,805,790
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	14,339,308	—	—
State Street SPDR Bloomberg Convertible Securities ETF	787,689,063	438,029,743	82,397,217
State Street SPDR Bloomberg High Yield Bond ETF	7,316,252,003	7,436,632,989	85,814,468
State Street SPDR Bloomberg Short Term High Yield Bond ETF	2,108,644,000	1,474,918,464	31,921,302
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	4,796,315	42,288,103	1,012,189
9.     Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian,
218

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.     Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds  file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$1,838,717,019	$4,828,130	$22,377,464	$(17,549,334)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	43,627,121,351	6,687,389	—	6,687,389
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	4,019,492,753	2,316,541	20,456	2,296,085
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	230,180,150	9,102,333	5,092,193	4,010,140
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	2,724,217,295	5,254,035	283,348	4,970,687
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	2,999,548,121	39,244,700	155,958,694	(116,713,994)
State Street SPDR Nuveen ICE Municipal Bond ETF	2,927,022,509	67,176,948	7,808,019	59,368,929
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	3,451,482,683	27,164,846	1,579,358	25,585,488
State Street SPDR Bloomberg Convertible Securities ETF	4,512,257,083	569,815,355	321,024,266	248,791,089
State Street SPDR Bloomberg High Yield Bond ETF	8,061,512,417	60,695,293	131,386,909	(70,691,616)
State Street SPDR Bloomberg Short Term High Yield Bond ETF	5,508,857,622	74,779,303	118,144,223	(43,364,920)
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	19,420,355	146,740	520,906	(374,166)
11.     Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statement
219

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	$ 1,962,857,649	$ 866,876,910	$ 1,136,040,765	$ 2,002,917,675
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	6,512,484	6,659,849	—	6,659,849
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	51,766,618	42,640,803	10,109,280	52,750,083
State Street SPDR Bloomberg Convertible Securities ETF	254,910,670	234,406,988	26,643,713	261,050,701
State Street SPDR Bloomberg High Yield Bond ETF	512,291,482	493,718,113	28,881,645	522,599,758
State Street SPDR Bloomberg Short Term High Yield Bond ETF	318,148,451	307,181,032	17,462,225	324,643,257
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	98,654	100,902	—	100,902
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	$866,876,910	$—	$—	$—	$866,876,910	$866,876,910
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	2,116,903	—	—	—	2,116,903	2,116,903
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	Foreign Government Obligations	4,542,946	—	—	—	4,542,946	4,542,946
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	28,512,553	—	—	—	28,512,553	28,512,553
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	14,128,250	—	—	—	14,128,250	14,128,250
State Street SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	22,791,465	—	—	—	22,791,465	22,791,465
State Street SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	25,119,348	—	—	—	25,119,348	25,119,348
State Street SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	186,496,175	—	—	—	186,496,175	186,496,175
State Street SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	493,718,113	—	—	—	493,718,113	493,718,113
State Street SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	307,175,181	—	—	—	307,175,181	307,175,181
State Street SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
220

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	$100,902	$—	$—	$—	$100,902	$100,902
12.     Line of Credit
The State Street SPDR Bloomberg Investment Grade Floating Rate ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2025.
13.     Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
221

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

14.     Subsequent Events
On November 12, 2025, at the recommendation of the Adviser, the Board voted to close and liquidate the State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Liquidating Fund"). The Liquidating Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading its shares on its principal U.S. listing exchange. The Liquidating Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026 (the “Liquidation Date”). Shareholders of record of the Liquidating Fund remaining on the Liquidation Date will receive cash at the net asset value of their shares as of such date, which will include any net capital gains and net investment income as of this date that had not been previously distributed. On or about May 19, 2026, the Liquidating Fund will distribute to its remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares.
222

Semi-Annual Financial Statements and Other Information
December 31, 2025
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio Aggregate Bond ETF)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly SPDR Portfolio Long Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR Portfolio Long Term Treasury ETF)
State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF)
State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly SPDR Portfolio Short Term Corporate Bond ETF)
State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR Portfolio Short Term Treasury ETF)
State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF)
State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Portfolio Intermediate Term Treasury ETF)
State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio High Yield Bond ETF)
State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio Corporate Bond ETF)
State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR Portfolio Mortgage Backed Bond ETF)
State Street SPDR Portfolio Ultra Short T-Bill ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www. ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030	$436,000	$403,100
2.60%, 8/1/2031 (a)	223,000	202,386
5.30%, 11/1/2034 (a)	343,000	350,038
		955,524
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.70%, 2/1/2027	641,000	631,718
2.95%, 2/1/2030	897,000	850,051
3.20%, 3/1/2029	164,000	158,995
3.25%, 2/1/2028	429,000	421,758
3.50%, 3/1/2039	156,000	127,315
3.60%, 5/1/2034	305,000	277,251
3.63%, 2/1/2031	523,000	502,566
3.63%, 3/1/2048	311,000	221,796
3.65%, 3/1/2047	155,000	112,958
3.90%, 5/1/2049	337,000	250,927
3.95%, 8/1/2059	537,000	380,051
5.04%, 5/1/2027	611,000	617,238
5.15%, 5/1/2030	1,647,000	1,692,358
5.71%, 5/1/2040	827,000	845,136
5.81%, 5/1/2050	209,000	205,865
5.88%, 2/15/2040	229,000	236,060
5.93%, 5/1/2060	1,409,000	1,382,102
6.30%, 5/1/2029	375,000	398,291
6.53%, 5/1/2034	370,000	409,316
6.86%, 5/1/2054	359,000	402,891
7.01%, 5/1/2064	2,463,000	2,790,825
Embraer Netherlands Finance BV 5.40%, 1/9/2038	585,000	575,119
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	695,000	679,064
General Dynamics Corp.:
2.85%, 6/1/2041	225,000	169,596
3.63%, 4/1/2030	296,000	290,601
3.75%, 5/15/2028	357,000	357,707
4.25%, 4/1/2040	575,000	527,218
4.25%, 4/1/2050	352,000	297,722
4.95%, 8/15/2035	90,000	91,797
General Electric Co.:
4.30%, 7/29/2030	755,000	761,289
4.90%, 1/29/2036	125,000	126,871
Series MTN, 5.88%, 1/14/2038	156,000	169,322
Series MTN, 6.75%, 3/15/2032	658,000	745,198
HEICO Corp. 5.25%, 8/1/2028	300,000	308,436
Howmet Aerospace, Inc.:
4.55%, 11/15/2032	80,000	80,365
Security Description	Principal Amount	Value
4.85%, 10/15/2031	$200,000	$205,254
5.95%, 2/1/2037 (a)	362,000	391,065
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	177,025
2.90%, 12/15/2029	470,000	446,415
4.40%, 6/15/2028	683,000	688,128
5.05%, 4/27/2045	200,000	191,350
5.35%, 6/1/2034	253,000	261,789
5.40%, 7/31/2033	500,000	520,865
5.50%, 8/15/2054 (a)	300,000	293,316
6.15%, 12/15/2040	236,000	256,936
Lockheed Martin Corp.:
2.80%, 6/15/2050	411,000	260,451
3.60%, 3/1/2035	200,000	184,648
3.80%, 3/1/2045	392,500	314,750
4.07%, 12/15/2042	338,000	289,007
4.09%, 9/15/2052	160,000	126,930
4.15%, 6/15/2053	355,000	283,904
4.30%, 6/15/2062	736,000	580,049
4.40%, 8/15/2030	250,000	252,430
4.45%, 5/15/2028	180,000	182,228
4.50%, 5/15/2036 (a)	317,000	310,799
4.70%, 12/15/2031	340,000	348,408
4.70%, 5/15/2046	875,000	793,083
4.75%, 2/15/2034 (a)	200,000	202,672
5.00%, 8/15/2035	280,000	285,421
5.20%, 2/15/2055 (a)	300,000	282,429
5.20%, 2/15/2064	275,000	254,980
5.25%, 1/15/2033	301,000	316,261
5.70%, 11/15/2054	305,000	307,727
5.90%, 11/15/2063	230,000	237,836
Series B, 6.15%, 9/1/2036	400,000	445,016
Northrop Grumman Corp.:
3.25%, 1/15/2028	834,000	822,925
3.85%, 4/15/2045	346,000	277,028
4.03%, 10/15/2047	384,000	308,613
4.40%, 5/1/2030	505,000	509,181
4.65%, 7/15/2030	140,000	142,514
4.75%, 6/1/2043	484,000	445,793
4.90%, 6/1/2034	500,000	506,795
4.95%, 3/15/2053 (a)	288,000	259,845
5.15%, 5/1/2040	239,000	237,676
5.20%, 6/1/2054 (a)	518,000	484,454
5.25%, 7/15/2035 (a)	190,000	196,713
RTX Corp.:
1.90%, 9/1/2031	402,000	352,856
2.25%, 7/1/2030	807,000	743,328
2.38%, 3/15/2032	731,000	651,058
2.82%, 9/1/2051	461,000	287,558
3.03%, 3/15/2052	560,000	365,512
3.13%, 5/4/2027	418,000	413,628
3.13%, 7/1/2050	183,000	123,199
3.50%, 3/15/2027	759,000	755,205
4.13%, 11/16/2028	339,000	340,085
4.15%, 5/15/2045	340,000	284,016

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/15/2047	$546,000	$462,134
4.45%, 11/16/2038	728,000	684,109
4.50%, 6/1/2042	540,000	488,165
4.63%, 11/16/2048	534,000	465,232
4.80%, 12/15/2043	455,000	417,340
5.15%, 2/27/2033	255,000	263,994
5.38%, 2/27/2053	375,000	360,041
5.40%, 5/1/2035	490,000	515,147
5.70%, 4/15/2040	250,000	261,970
6.05%, 6/1/2036	300,000	326,832
6.10%, 3/15/2034	360,000	394,168
6.40%, 3/15/2054	550,000	605,374
		41,539,433
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	1,079,000	954,634
3.40%, 5/6/2030	278,000	267,672
3.40%, 2/4/2041 (a)	557,000	430,583
3.70%, 2/4/2051	857,000	606,379
4.25%, 8/9/2042	245,000	204,391
4.45%, 5/6/2050	200,000	160,118
4.50%, 8/6/2030	250,000	251,710
4.80%, 2/14/2029	594,000	604,217
5.25%, 8/6/2035	210,000	212,549
5.38%, 1/31/2044	404,000	389,949
5.80%, 2/14/2039	302,000	311,099
5.95%, 2/14/2049 (a)	780,000	780,398
6.20%, 11/1/2028	480,000	506,467
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	377,000	346,350
4.50%, 8/15/2033	130,000	130,061
4.54%, 3/26/2042	300,000	270,516
5.38%, 9/15/2035	205,000	215,709
BAT Capital Corp.:
2.26%, 3/25/2028	584,000	562,059
2.73%, 3/25/2031	395,000	364,064
3.56%, 8/15/2027	641,000	636,051
4.39%, 8/15/2037	907,000	834,513
4.54%, 8/15/2047	909,000	754,879
4.63%, 3/22/2033	190,000	188,691
4.70%, 4/2/2027	625,000	628,956
4.76%, 9/6/2049	466,000	393,840
4.91%, 4/2/2030	225,000	229,723
5.35%, 8/15/2032	250,000	259,755
5.63%, 8/15/2035	750,000	781,523
5.65%, 3/16/2052	100,000	94,518
5.83%, 2/20/2031	195,000	206,899
6.25%, 8/15/2055	180,000	185,855
6.42%, 8/2/2033 (a)	570,000	629,371
7.08%, 8/2/2043	100,000	112,342
7.08%, 8/2/2053	585,000	663,957
BAT International Finance PLC 4.45%, 3/16/2028	200,000	201,578
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	818,000	751,292
Security Description	Principal Amount	Value
4.55%, 8/4/2030	$250,000	$252,255
4.65%, 9/17/2034	135,000	132,473
5.15%, 8/4/2035	250,000	254,035
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	550,000	578,045
Philip Morris International, Inc.:
1.75%, 11/1/2030	225,000	200,513
2.10%, 5/1/2030	324,000	296,700
3.13%, 3/2/2028	113,300	111,462
3.38%, 8/15/2029	343,000	334,576
3.88%, 10/27/2028	150,000	149,810
4.00%, 10/29/2030	350,000	346,637
4.13%, 4/28/2028	150,000	150,680
4.13%, 3/4/2043	385,000	326,214
4.25%, 10/29/2032	250,000	245,953
4.25%, 11/10/2044	449,000	381,632
4.38%, 4/30/2030	272,000	273,714
4.38%, 11/15/2041	245,000	217,864
4.63%, 11/1/2029	477,000	484,699
4.63%, 10/29/2035	220,000	215,261
4.75%, 11/1/2031	180,000	183,746
4.88%, 2/13/2029 (a)	775,000	793,406
4.88%, 4/30/2035 (a)	125,000	125,424
4.88%, 11/15/2043 (a)	590,000	544,458
4.90%, 11/1/2034	250,000	251,940
5.13%, 11/17/2027	360,000	367,826
5.25%, 9/7/2028	550,000	567,644
5.25%, 2/13/2034	851,000	880,045
5.38%, 2/15/2033 (a)	1,058,000	1,107,313
5.63%, 11/17/2029	350,000	368,004
5.63%, 9/7/2033	463,000	491,025
5.75%, 11/17/2032	636,000	679,496
6.38%, 5/16/2038	574,000	640,595
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	234,918
5.85%, 8/15/2045	1,165,000	1,146,325
		28,457,356
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	143,420	138,922
Series 2019-1, Class AA, 3.15%, 8/15/2033	19,084	17,955
Series 2016-2, Class AA, 3.20%, 12/15/2029	87,675	85,421
Series 2015-1, Class A, 3.38%, 11/1/2028	137,485	135,100
Series 2016-1, Class AA, 3.58%, 7/15/2029	355,083	350,059
Series 2017-1, Class AA, 3.65%, 8/15/2030	118,250	115,714
Class A, 4.90%, 11/11/2039	335,000	332,501

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (a)	$700,000	$702,044
4.95%, 7/10/2028	165,000	167,932
5.25%, 7/10/2030	175,000	179,916
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	143,913	128,303
Series 2020-1, Class A, 4.00%, 5/15/2034	174,932	165,636
Southwest Airlines Co.:
2.63%, 2/10/2030	250,000	232,283
4.38%, 11/15/2028	335,000	335,670
5.13%, 6/15/2027	663,000	671,261
5.25%, 11/15/2035	500,000	489,310
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	123,454	118,730
Series 2018-1, Class AA, 3.50%, 9/1/2031	136,229	131,654
Series 2019-1, Class AA, 4.15%, 2/25/2033	134,008	131,393
Series 2024-1, Class AA, 5.45%, 8/15/2038	502,071	516,184
Series 2023-1, Class A, 5.80%, 7/15/2037	833,143	869,768
Series 2020-1, Class A, 5.88%, 4/15/2029	204,035	208,742
		6,224,498
APPAREL — 0.0% *
NIKE, Inc.:
2.75%, 3/27/2027	500,000	494,155
2.85%, 3/27/2030	562,000	536,137
3.25%, 3/27/2040	338,000	274,199
3.38%, 11/1/2046	200,000	148,368
3.88%, 11/1/2045 (a)	490,000	395,190
PVH Corp. 5.50%, 6/13/2030	500,000	508,420
Ralph Lauren Corp.:
2.95%, 6/15/2030	285,000	270,802
5.00%, 6/15/2032	335,000	344,343
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	240,000	218,659
5.10%, 3/11/2030	56,000	57,476
5.50%, 3/11/2035	35,000	35,812
		3,283,561
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	180,000	158,756
Series MTN, 2.25%, 1/12/2029	218,000	206,320
4.25%, 9/1/2028	500,000	502,770
Security Description	Principal Amount	Value
Series GMTN, 4.40%, 9/5/2029	$200,000	$201,988
Series GMTN, 4.50%, 9/4/2030	500,000	501,655
4.55%, 7/9/2027	250,000	252,398
4.55%, 3/3/2028	250,000	252,625
4.80%, 3/5/2030	250,000	255,185
Series GMTN, 4.85%, 10/23/2031	265,000	269,887
Series GMTN, 4.90%, 7/9/2027	277,000	280,845
Series GMTN, 4.90%, 1/10/2034 (a)	200,000	200,882
Series GMTN, 5.05%, 7/10/2031	250,000	256,620
5.15%, 7/9/2032	1,350,000	1,386,814
5.20%, 3/5/2035 (a)	250,000	253,393
5.65%, 11/15/2028	200,000	208,586
Series GMTN, 5.85%, 10/4/2030 (a)	357,000	379,041
Cummins, Inc.:
1.50%, 9/1/2030 (a)	195,000	174,067
2.60%, 9/1/2050	462,000	280,379
4.25%, 5/9/2028	165,000	166,315
4.70%, 2/15/2031	250,000	255,268
5.15%, 2/20/2034	215,000	222,652
5.30%, 5/9/2035	250,000	259,420
Ford Motor Co.:
3.25%, 2/12/2032	206,000	181,696
4.75%, 1/15/2043	673,000	532,262
5.29%, 12/8/2046	200,000	166,212
6.10%, 8/19/2032 (a)	1,295,000	1,334,355
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	220,000	211,763
3.82%, 11/2/2027	231,000	227,503
4.13%, 8/17/2027	500,000	496,470
4.95%, 5/28/2027	486,000	487,628
5.30%, 9/6/2029	700,000	704,382
5.73%, 9/5/2030	265,000	269,200
5.80%, 3/5/2027	300,000	303,693
5.80%, 3/8/2029	750,000	766,402
5.87%, 10/31/2035	500,000	493,920
5.88%, 11/7/2029	1,023,000	1,049,946
5.92%, 3/20/2028	215,000	219,962
6.05%, 3/5/2031	550,000	564,696
6.05%, 11/5/2031	380,000	389,139
6.13%, 3/8/2034	833,000	845,845
6.50%, 2/7/2035	1,000,000	1,035,760
6.53%, 3/19/2032	200,000	209,070
6.80%, 5/12/2028	171,000	178,413
6.80%, 11/7/2028	412,000	431,937
7.12%, 11/7/2033	430,000	461,988
7.20%, 6/10/2030 (a)	1,341,000	1,435,768
7.35%, 3/6/2030	659,000	707,278
General Motors Co.:
4.20%, 10/1/2027	150,000	150,182

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2028	$382,400	$389,306
5.00%, 4/1/2035 (a)	281,000	275,779
5.20%, 4/1/2045	490,000	440,294
5.35%, 4/15/2028	110,000	112,707
5.40%, 10/15/2029 (a)	395,000	409,157
5.40%, 4/1/2048 (a)	300,000	272,661
5.60%, 10/15/2032 (a)	469,000	490,461
5.63%, 4/15/2030	250,000	260,428
5.95%, 4/1/2049 (a)	759,000	737,171
6.25%, 4/15/2035	250,000	265,113
6.25%, 10/2/2043	467,000	473,842
6.60%, 4/1/2036	484,000	526,650
6.80%, 10/1/2027	477,000	496,366
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	377,000	369,430
2.35%, 1/8/2031	618,000	555,415
2.40%, 4/10/2028	506,000	487,146
2.70%, 8/20/2027	360,000	351,929
2.70%, 6/10/2031	347,000	314,264
3.10%, 1/12/2032	238,000	216,977
3.60%, 6/21/2030	200,000	192,694
3.85%, 1/5/2028	220,000	218,819
4.20%, 10/27/2028 (a)	145,000	145,238
4.35%, 1/17/2027	150,000	150,273
4.90%, 10/6/2029	336,000	341,342
5.00%, 4/9/2027	518,000	523,532
5.00%, 7/15/2027	345,000	349,454
5.05%, 4/4/2028	415,000	422,524
5.35%, 7/15/2027	200,000	203,538
5.35%, 1/7/2030	678,000	700,055
5.40%, 5/8/2027	348,000	353,749
5.45%, 7/15/2030 (a)	500,000	519,285
5.55%, 7/15/2029	200,000	207,328
5.60%, 6/18/2031	155,000	161,527
5.63%, 4/4/2032	365,000	380,085
5.75%, 2/8/2031	340,000	357,629
5.80%, 1/7/2029	200,000	208,544
5.85%, 4/6/2030 (a)	395,000	415,074
5.90%, 1/7/2035	350,000	364,486
5.95%, 4/4/2034	500,000	523,740
6.00%, 1/9/2028	380,000	392,650
6.10%, 1/7/2034	530,000	561,561
6.15%, 7/15/2035 (a)	235,000	247,810
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	261,000	256,670
4.69%, 7/8/2030	500,000	505,845
5.34%, 7/8/2035 (a)	500,000	510,680
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	632,000	748,661
PACCAR Financial Corp.:
4.00%, 8/8/2028	90,000	90,565
4.00%, 9/26/2029	176,000	176,290
Series R, 4.00%, 11/7/2028	115,000	115,489
Security Description	Principal Amount	Value
4.25%, 6/23/2027	$300,000	$302,325
4.55%, 3/3/2028	400,000	406,552
4.55%, 5/8/2030	500,000	509,130
Series MTN, 4.95%, 8/10/2028	203,000	208,694
Series MTN, 5.00%, 3/22/2034 (a)	280,000	289,719
Toyota Motor Corp.:
4.19%, 6/30/2027 (a)	250,000	251,468
4.45%, 6/30/2030	250,000	252,755
5.05%, 6/30/2035 (a)	500,000	513,855
5.12%, 7/13/2028	200,000	206,022
Toyota Motor Credit Corp.:
1.90%, 9/12/2031	410,000	359,955
Series MTN, 1.90%, 4/6/2028	200,000	191,754
Series MTN, 3.05%, 3/22/2027 (a)	595,000	589,889
Series MTN, 3.20%, 1/11/2027	590,000	586,330
Series MTN, 3.38%, 4/1/2030	345,000	335,268
3.65%, 1/8/2029	341,000	337,576
4.05%, 9/5/2028	175,000	175,847
Series MTN, 4.35%, 10/8/2027	455,000	459,504
4.50%, 5/14/2027	560,000	565,376
4.55%, 8/9/2029	170,000	172,766
Series MTN, 4.55%, 9/20/2027	364,000	368,474
4.60%, 1/8/2027	206,000	207,747
Series MTN, 4.60%, 10/10/2031	300,000	304,179
4.65%, 9/3/2032	300,000	302,694
Series MTN, 4.65%, 1/5/2029	730,000	743,162
4.70%, 1/12/2033	125,000	126,481
4.80%, 5/15/2030	210,000	215,357
4.95%, 1/9/2030	100,000	103,009
Series B, 5.00%, 3/19/2027	350,000	355,044
5.05%, 5/16/2029	508,000	524,109
5.10%, 3/21/2031	400,000	415,208
Series MTN, 5.25%, 9/11/2028 (a)	500,000	517,060
5.35%, 1/9/2035	100,000	104,679
		49,573,557
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	386,000	360,447
4.15%, 5/1/2052	300,000	230,886
5.15%, 9/13/2034 (a)	200,000	201,890
5.40%, 3/15/2049 (a)	225,000	207,058
5.75%, 9/13/2054 (a)	300,000	289,521
BorgWarner, Inc.:
2.65%, 7/1/2027	407,000	398,791

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 8/15/2029 (a)	$200,000	$204,706
5.40%, 8/15/2034 (a)	330,000	340,441
Lear Corp.:
2.60%, 1/15/2032	144,000	127,970
3.50%, 5/30/2030	183,000	175,790
3.80%, 9/15/2027	267,000	265,681
4.25%, 5/15/2029	231,000	230,208
5.25%, 5/15/2049 (a)	200,000	180,652
Magna International, Inc.:
5.05%, 3/14/2029	485,000	498,245
5.88%, 6/1/2035	180,000	190,732
		3,903,018
BANKS — 5.1%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	480,000	481,478
Series A, 3.92%, 12/8/2028	470,000	471,513
Series A, 4.36%, 6/18/2028	250,000	253,263
4.75%, 1/18/2027	200,000	201,912
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (c)	325,000	336,658
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	350,000	407,221
Banco Santander SA:
2.75%, 12/3/2030	400,000	364,348
2.96%, 3/25/2031	200,000	185,906
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	355,000	325,304
3.31%, 6/27/2029	293,500	285,124
3.49%, 5/28/2030	300,000	289,239
3.80%, 2/23/2028	575,000	570,492
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	495,000	495,272
4.25%, 4/11/2027	400,000	400,820
4.55%, 11/6/2030	495,000	495,713
5.13%, 11/6/2035	295,000	295,676
5.29%, 8/18/2027	465,000	473,579
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	405,000	412,691
5.44%, 7/15/2031	500,000	525,795
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	239,000	247,391
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	200,000	203,284
5.57%, 1/17/2030	400,000	416,560
5.59%, 8/8/2028	600,000	621,894
6.03%, 1/17/2035 (a)	320,000	343,216
6.35%, 3/14/2034 (a)	630,000	679,027
6.61%, 11/7/2028	535,000	570,684
6.92%, 8/8/2033	695,000	770,456
6.94%, 11/7/2033	500,000	572,480
Security Description	Principal Amount	Value
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	$655,400	$588,720
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	844,300	754,897
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,362,000	1,217,873
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,443,250	1,268,213
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	1,023,000	952,832
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	680,000	669,093
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	877,000	790,615
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	806,939
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	444,000	407,747
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,491,000	1,098,927
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,528,000	1,401,451
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	958,500	912,348
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	500,000	327,875
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	897,000	819,948
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,349,000	1,303,026
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	2,016,000	1,992,433
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	1,590,000	1,145,372
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	609,000	604,853
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	260,000	258,812
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	873,000	870,835
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	188,742
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (c)	360,000	287,424
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,557,000	1,554,120

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	$836,500	$831,891
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	295,000	263,308
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,981,000	1,590,783
Series L, 4.18%, 11/25/2027	1,001,000	1,002,642
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	453,800	423,137
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	642,300	645,011
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	470,000	395,763
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	678,000	680,597
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,367,000	1,363,979
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	675,000	683,775
Series L, 4.75%, 4/21/2045	285,000	257,384
Series MTN, 4.88%, 4/1/2044	205,000	194,582
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	412,000	417,768
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	1,000,000	1,018,500
Series MTN, 5.00%, 1/21/2044	253,000	244,183
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,145,000	1,167,591
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	850,000	877,880
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	965,000	995,137
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	395,000	404,002
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (c)	2,225,000	2,315,001
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,101,000	1,146,835
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	740,000	772,893
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	2,648,000	2,715,524
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	675,000	703,863
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	905,000	943,589
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,079,000	1,151,487
Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$683,000	$726,596
6.11%, 1/29/2037	1,257,000	1,355,461
7.75%, 5/14/2038	599,000	728,672
Bank of America NA 6.00%, 10/15/2036	510,000	553,666
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	727,000	716,669
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	1,040,000	935,678
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	250,000	250,088
SOFR + 1.08%, 4.35%, 9/22/2031 (a) (c)	210,000	209,645
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	400,000	405,224
Series H, 4.70%, 9/14/2027	200,000	202,624
SOFR + 0.67%, 5.00%, 1/27/2029 (c)	465,000	473,728
5.20%, 2/1/2028	250,000	256,313
5.51%, 6/4/2031	519,000	546,014
5.72%, 9/25/2028 (a)	250,000	260,698
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	715,000	632,110
Series MTN, 2.05%, 1/26/2027	202,000	198,285
Series MTN, 3.25%, 5/16/2027	259,000	257,226
Series MTN, 3.30%, 8/23/2029	948,000	921,200
Series MTN, 3.40%, 1/29/2028	611,400	607,016
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	300,000	298,479
Series MTN, 3.85%, 4/26/2029	250,000	250,593
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	171,000	171,127
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	165,000	166,233
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	171,000	171,585
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	200,000	203,006
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	1,000,000	1,028,550
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	619,000	630,996
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	210,000	217,610
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	500,000	516,130

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	$500,000	$517,885
SOFR + 1.35%, 5.32%, 6/6/2036 (a) (c)	145,000	150,293
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	611,000	658,909
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (c)	602,000	673,199
Bank of Nova Scotia:
1.95%, 2/2/2027	256,000	250,921
2.15%, 8/1/2031	207,000	184,429
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	750,000	749,955
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	750,000	747,315
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	190,000	191,066
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	487,375
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	202,388
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	354,000	360,832
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	350,000	360,454
Series GMTN, 5.40%, 6/4/2027	315,000	321,606
Series GMTN, 5.45%, 8/1/2029	200,000	208,224
5.65%, 2/1/2034	550,000	584,166
BankUnited, Inc. 5.13%, 6/11/2030 (a)	350,000	351,183
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	405,000	374,767
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	990,000	899,722
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	363,000	342,559
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	474,000	380,665
4.34%, 1/10/2028	551,000	552,317
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	500,000	502,710
4.84%, 5/9/2028	790,000	796,083
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	473,000	478,458
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	350,000	356,685
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	633,800	644,251
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (a) (c)	413,000	419,926
Security Description	Principal Amount	Value
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	$210,000	$213,927
5.25%, 8/17/2045 (a)	442,000	424,872
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	460,000	467,447
SOFR + 1.23%, 5.37%, 2/25/2031 (a) (c)	335,000	346,132
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	472,000	480,468
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	428,000	445,308
SOFR + 1.59%, 5.79%, 2/25/2036 (a) (c)	290,000	303,636
SOFR + 1.83%, 5.86%, 8/11/2046 (a) (c)	345,000	353,663
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,413,000	1,520,600
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	1,853,000	2,050,678
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	400,000	447,860
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	243,000	256,844
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	727,000	831,521
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027	300,000	298,491
3.60%, 4/7/2032 (a)	344,000	327,839
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	435,000	436,666
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	350,000	352,751
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (c)	315,000	319,423
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	300,000	302,367
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	505,000	513,358
5.00%, 4/28/2028 (a)	588,000	601,430
5.24%, 6/28/2027	500,000	509,635
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	304,000	313,673
5.99%, 10/3/2028	210,000	220,502
6.09%, 10/3/2033	228,000	247,717
Capital One NA:
2.70%, 2/6/2030 (a)	219,300	206,723
4.65%, 9/13/2028	281,000	285,035
Citibank NA:
4.58%, 5/29/2027	960,000	969,974
4.84%, 8/6/2029 (a)	652,000	667,048
4.91%, 5/29/2030	890,000	915,579
5.57%, 4/30/2034	546,000	577,783
5.80%, 9/29/2028	960,000	1,006,925
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	546,000	489,063

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	$1,083,000	$982,996
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	959,000	897,950
SOFR + 1.38%, 2.90%, 11/3/2042 (a) (c)	530,000	390,992
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	644,000	613,281
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,498,000	1,371,704
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	1,280,000	1,265,472
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	897,000	891,483
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	940,000	895,698
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	310,000	274,037
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	962,000	960,163
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	819,000	811,613
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	608,000	607,435
4.13%, 7/25/2028	635,000	634,835
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	704,000	703,824
4.45%, 9/29/2027	1,196,500	1,204,158
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	440,000	441,188
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,100,000	1,108,316
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	1,000,000	1,008,080
4.65%, 7/30/2045	400,000	359,884
4.65%, 7/23/2048	416,000	367,444
4.75%, 5/18/2046	600,000	527,232
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	750,000	760,987
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	300,000	303,456
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	1,025,000	1,046,525
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	855,000	877,546
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	415,000	419,353
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (c)	1,950,000	1,994,577
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	500,000	503,500
Security Description	Principal Amount	Value
SOFR + 1.45%, 5.45%, 6/11/2035 (a) (c)	$772,000	$798,549
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (a) (c)	355,000	363,964
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	755,000	752,584
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	1,017,000	1,057,843
5.88%, 1/30/2042	757,600	798,200
6.00%, 10/31/2033	967,000	1,041,140
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	900,000	944,199
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,033,000	1,099,680
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	647,000	704,486
6.63%, 1/15/2028	150,000	158,081
8.13%, 7/15/2039	742,000	952,120
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	268,000	269,943
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	200,000	172,832
3.25%, 4/30/2030	951,000	908,956
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	215,000	220,796
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	700,000	734,734
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	304,000	317,130
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	250,000	251,898
Comerica, Inc. 4.00%, 2/1/2029	335,000	331,660
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030	250,000	250,430
4.42%, 3/14/2028	250,000	253,178
Cooperatieve Rabobank UA:
3.96%, 10/17/2028	315,000	316,228
4.37%, 5/27/2027	335,000	337,831
5.04%, 3/5/2027	250,000	253,580
5.25%, 5/24/2041	590,000	592,507
5.25%, 8/4/2045 (a)	450,000	423,994
5.75%, 12/1/2043	350,000	353,353
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (a) (b) (c)	250,000	256,683
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (a) (c)	279,000	274,438
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	497,000	456,390
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	985,300	938,114

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	$489,000	$454,076
SOFR + 1.10%, 4.47%, 12/10/2031 (a) (c)	180,000	179,352
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	555,000	560,950
SOFR + 1.70%, 5.00%, 9/11/2030 (a) (c)	220,000	223,291
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	380,000	389,321
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	578,000	589,837
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	310,000	316,138
5.41%, 5/10/2029	525,000	545,449
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	250,000	254,000
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	751,000	786,132
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	467,000	497,808
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	480,000	527,726
Fifth Third Bancorp:
2.55%, 5/5/2027	230,000	225,669
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	15,000	14,664
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	510,000	516,054
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	230,000	233,763
SOFR + 1.84%, 5.63%, 1/29/2032 (a) (c)	360,000	377,881
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	380,000	400,079
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	387,000	402,770
8.25%, 3/1/2038	573,000	703,930
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	250,000	252,313
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	253,725
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (a) (c)	250,000	254,975
First Horizon Bank 5.75%, 5/1/2030 (a)	245,000	253,183
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	325,000	335,809
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	192,000	198,883
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	400,000	408,336
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	$979,000	$869,381
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,532,000	1,372,366
2.60%, 2/7/2030	541,500	508,961
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	1,093,000	996,707
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	1,043,000	1,026,771
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,199,000	1,081,990
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,463,000	1,346,765
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	812,000	625,792
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	853,000	667,242
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	612,000	608,475
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	466,000	463,628
3.80%, 3/15/2030	567,000	558,007
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	800,000	795,224
3.85%, 1/26/2027	428,000	427,683
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	1,270,000	1,269,619
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,019,500	1,021,386
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	1,500,000	1,496,880
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	255,000	235,429
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	664,000	668,475
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	450,000	456,160
4.75%, 10/21/2045	730,000	662,234
Series MTN, 4.80%, 7/8/2044	605,000	560,145
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	795,000	804,071
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	935,000	928,361
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	600,000	603,084
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	710,000	727,466
5.15%, 5/22/2045	670,000	627,348
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	755,000	779,726

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	$1,496,000	$1,544,650
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,270,000	1,304,290
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	538,000	558,724
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,405,000	1,406,307
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,400,000	1,418,270
6.13%, 2/15/2033	334,000	365,693
6.25%, 2/1/2041	954,000	1,045,174
6.45%, 5/1/2036 (a)	207,000	227,387
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	870,000	923,079
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	570,000	634,929
6.75%, 10/1/2037	2,086,000	2,330,771
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	649,000	626,389
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	493,000	468,695
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	255,000	231,953
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	299,000	273,250
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	654,300	611,541
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	602,000	546,357
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	900,000	888,966
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	1,536,000	1,533,942
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	425,000	426,109
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	513,000	517,314
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	400,000	398,440
SOFR + 1.03%, 4.90%, 3/3/2029 (a) (c)	405,000	410,877
4.95%, 3/31/2030	772,000	791,485
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	500,000	512,115
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	375,000	375,780
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	685,000	696,439
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	555,000	571,789
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	482,000	497,241
Security Description	Principal Amount	Value
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (c)	$448,000	$464,137
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	1,995,000	2,059,039
SOFR + 1.46%, 5.55%, 3/4/2030 (a) (c)	850,000	880,829
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	600,000	611,436
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	500,000	527,320
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	935,000	985,527
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	455,000	468,040
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	500,000	527,860
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (c)	650,000	678,723
6.10%, 1/14/2042 (a)	325,000	350,545
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	795,000	827,555
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	1,000,000	1,087,510
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	655,000	717,572
6.50%, 9/15/2037	1,486,000	1,626,262
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	626,000	677,989
6.80%, 6/1/2038	200,000	222,286
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	833,000	880,581
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	623,000	711,098
7.63%, 5/17/2032	100,000	111,598
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	580,000	680,149
HSBC USA, Inc.:
4.65%, 6/3/2028 (a)	500,000	507,770
5.29%, 3/4/2027 (a)	860,000	873,485
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	400,000	346,872
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	300,000	301,635
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	273,000	281,067
SOFR + 1.87%, 5.71%, 2/2/2035 (a) (c)	414,000	432,833
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (a) (c)	385,000	401,455
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	200,000	209,752
Huntington National Bank 5.65%, 1/10/2030 (a)	820,000	859,122
ING Groep NV:
3.95%, 3/29/2027	860,000	859,665

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	$888,000	$888,089
4.05%, 4/9/2029	193,000	192,155
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	200,000	196,376
4.55%, 10/2/2028	300,000	303,642
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	240,000	243,511
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	515,000	527,592
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	425,000	441,311
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	505,000	525,397
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (c)	425,000	459,302
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	475,000	421,824
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,006,000	897,060
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	417,000	398,035
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	519,000	506,051
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	983,000	915,547
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	220,000	158,301
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	846,000	763,202
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	978,000	894,029
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,122,000	1,064,385
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	622,000	614,548
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	479,000	452,190
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	2,667,000	2,446,066
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	700,000	475,881
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	346,689
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (c)	651,000	461,839
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	1,200,000	1,188,348
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	$782,000	$777,636
3.63%, 12/1/2027	200,000	199,042
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	742,000	730,848
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	863,000	860,963
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	838,000	668,230
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	770,000	620,350
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	757,000	756,273
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	803,000	805,489
4.25%, 10/1/2027	500,000	503,710
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	590,000	501,205
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	1,390,000	1,385,371
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	380,000	381,490
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	838,000	846,623
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	847,000	854,013
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	733,000	741,466
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	715,000	718,546
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	560,000	567,750
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	1,690,000	1,679,150
4.85%, 2/1/2044	320,000	302,832
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	1,043,000	1,056,267
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,394,000	1,420,667
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	785,000	799,428
4.95%, 6/1/2045	300,000	282,861
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	680,000	686,501
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	769,000	780,158
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	600,000	615,888

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	$770,000	$789,596
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	435,000	439,467
SOFR + 1.44%, 5.10%, 4/22/2031 (a) (c)	1,415,000	1,461,002
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	250,000	258,418
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,145,000	1,182,006
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	793,000	816,251
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,336,000	1,389,253
5.40%, 1/6/2042	930,000	946,777
5.50%, 10/15/2040	405,000	422,565
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	821,000	858,840
SOFR + 1.55%, 5.53%, 11/29/2045 (a) (c)	1,478,000	1,498,707
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	788,000	803,721
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	935,000	981,750
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	1,115,000	1,163,101
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	1,265,000	1,310,970
5.60%, 7/15/2041	460,000	479,559
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (c)	1,295,000	1,372,389
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	243,000	258,720
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	617,000	649,898
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	972,000	1,066,653
6.40%, 5/15/2038	412,000	466,116
8.00%, 4/29/2027	802,000	845,404
8.75%, 9/1/2030	450,000	530,397
KeyBank NA:
3.90%, 4/13/2029 (a)	216,000	211,980
4.90%, 8/8/2032	315,000	314,367
5.00%, 1/26/2033	489,000	493,758
KeyCorp:
Series MTN, 2.25%, 4/6/2027	302,000	295,172
Series MTN, 2.55%, 10/1/2029 (a)	474,500	448,032
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	200,000	199,876
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	500,000	513,505
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	200,000	217,222
Security Description	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau:
3.00%, 5/20/2027	$1,532,000	$1,520,418
3.75%, 2/15/2028	1,183,000	1,187,448
3.88%, 6/15/2028	639,000	643,652
4.00%, 3/15/2029	885,000	895,638
4.13%, 7/15/2033 (a)	200,000	201,084
4.38%, 3/1/2027	1,394,000	1,406,434
4.38%, 2/28/2034	2,355,000	2,400,616
4.75%, 10/29/2030	900,000	938,709
Landwirtschaftliche Rentenbank:
3.88%, 9/28/2027	205,000	205,949
Series 44, 3.88%, 6/14/2028	150,000	150,999
Series MTN, 5.00%, 10/24/2033	245,000	259,734
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	650,000	481,416
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	915,000	907,442
3.75%, 1/11/2027	564,000	563,188
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	357,000	355,715
4.34%, 1/9/2048	500,000	412,065
4.38%, 3/22/2028	356,000	358,168
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	530,000	528,415
4.55%, 8/16/2028	354,000	358,390
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	435,000	442,151
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	1,000,000	989,270
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	355,000	360,769
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	200,000	203,768
5.30%, 12/1/2045 (a)	254,000	240,675
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	230,000	240,352
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a) (c)	652,000	686,276
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	502,000	525,253
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (a) (c)	215,000	226,189
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	435,000	507,349
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	300,000	304,587
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	388,000	390,309
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	180,000	184,666

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	$306,000	$310,924
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	235,000	237,439
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	305,000	324,438
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (c)	488,000	529,299
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	265,000	261,672
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	250,000	252,208
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	260,000	235,999
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	683,000	608,744
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	354,000	347,738
2.56%, 2/25/2030	440,000	411,475
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (a) (c)	942,000	853,961
3.20%, 7/18/2029	924,000	893,406
3.68%, 2/22/2027	300,000	299,391
3.74%, 3/7/2029	200,000	198,130
3.75%, 7/18/2039	632,000	551,584
3.96%, 3/2/2028	415,000	415,394
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	415,000	417,025
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	503,000	510,329
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	560,000	575,355
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	450,000	463,779
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (a) (c)	290,000	294,715
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	755,000	777,952
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	363,000	371,099
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	537,000	552,004
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	500,000	519,940
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	940,000	982,591
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	563,000	589,720
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (a) (c)	572,500	513,258
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	238,300	216,670
Security Description	Principal Amount	Value
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	$184,800	$164,317
2.56%, 9/13/2031 (a)	224,300	200,616
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	189,000	175,222
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	405,000	389,464
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	459,000	464,692
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	196,000	201,568
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a) (c)	500,000	513,615
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (c)	210,000	217,159
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (c)	825,000	852,877
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (a) (c)	500,000	517,785
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (c)	255,000	266,952
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	502,000	525,318
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	419,000	433,904
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	490,000	519,067
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	384,000	399,164
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	500,000	439,260
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	500,000	438,710
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	854,300	758,644
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	864,000	850,159
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,338,000	1,176,089
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	500,000	448,440
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,110,000	1,041,624
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	1,060,000	967,462
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	992,000	776,081
3.59%, 7/22/2028 (c)	1,460,000	1,449,984
3.63%, 1/20/2027	2,156,000	2,150,071
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,278,000	1,270,651

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/23/2027	$600,000	$599,562
3.97%, 7/22/2038 (c)	350,000	315,066
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	1,035,000	1,034,110
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	207,000	207,418
4.30%, 1/27/2045	562,000	486,979
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	790,000	787,527
Series MTN, 4.38%, 1/22/2047	614,000	530,410
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	936,300	941,543
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	1,085,000	1,097,868
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	293,000	296,920
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	375,000	371,977
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	630,000	642,543
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	669,000	684,099
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	795,000	816,560
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	779,000	803,071
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	500,000	515,410
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	1,115,000	1,147,190
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	702,000	713,857
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	706,000	726,891
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	711,000	739,532
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	817,000	843,144
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	1,191,000	1,237,247
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	660,000	652,826
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	470,000	491,413
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	485,000	494,584
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	400,000	416,768
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	1,400,000	1,471,876
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	555,000	589,848
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	995,000	1,047,606
Security Description	Principal Amount	Value
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	$1,977,000	$2,083,817
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	860,000	893,101
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,855,000	2,032,913
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	645,000	683,519
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	610,000	615,563
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	970,000	988,149
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	951,000	969,744
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	1,375,000	1,378,905
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	663,000	667,462
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	1,620,000	1,623,418
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,435,000	1,454,487
National Australia Bank Ltd.:
4.31%, 6/13/2028	370,000	373,789
4.50%, 10/26/2027	355,000	359,587
4.53%, 6/13/2030	500,000	508,845
4.90%, 6/13/2028	465,000	476,081
4.90%, 1/14/2030	400,000	412,480
5.09%, 6/11/2027 (a)	325,000	330,915
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (c)	460,000	464,503
5.60%, 12/18/2028	325,000	339,631
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	455,000	418,878
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	493,650
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	1,039,000	1,043,052
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	952,000	967,860
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	355,000	362,363
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	631,000	645,021
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	205,220
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	200,000	203,492

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (a) (c)	$620,000	$655,910
Northern Trust Corp.:
1.95%, 5/1/2030	379,000	346,728
3.15%, 5/3/2029	200,000	194,804
3.65%, 8/3/2028	166,000	165,519
4.00%, 5/10/2027	551,000	552,394
4.15%, 11/19/2030	145,000	145,173
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	145,000	145,294
6.13%, 11/2/2032	448,000	488,607
Oesterreichische Kontrollbank AG Series MTN, 4.13%, 1/18/2029 (a)	210,000	212,879
PNC Bank NA:
3.25%, 1/22/2028	229,000	226,534
4.05%, 7/26/2028	416,000	416,566
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	250,000	251,685
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	300,000	270,813
2.55%, 1/22/2030	856,300	806,069
3.15%, 5/19/2027 (a)	1,316,000	1,303,616
3.45%, 4/23/2029	606,000	596,492
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	229,000	227,319
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	245,000	249,405
SOFR + 1.33%, 4.90%, 5/13/2031 (a) (c)	375,000	383,940
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	589,000	602,600
SOFR + 1.07%, 5.22%, 1/29/2031 (a) (c)	195,000	201,913
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	276,000	282,999
SOFR + 1.42%, 5.37%, 7/21/2036 (a) (c)	511,000	526,269
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	120,000	124,222
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	550,000	572,616
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	135,000	140,841
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	920,000	954,003
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	1,130,000	1,191,302
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	504,000	544,517
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	507,000	573,579
Regions Financial Corp.:
1.80%, 8/12/2028	376,500	356,252
Security Description	Principal Amount	Value
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	$115,000	$118,439
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	400,000	416,804
7.38%, 12/10/2037	205,000	234,348
Royal Bank of Canada:
Series GMTN, 2.30%, 11/3/2031	195,000	175,537
3.63%, 5/4/2027 (a)	315,000	314,628
3.88%, 5/4/2032	100,000	97,047
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	385,000	385,439
Series GMTN, 4.24%, 8/3/2027	430,000	432,963
SOFR + 0.98%, 4.31%, 11/3/2031 (a) (c)	500,000	497,585
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	390,000	393,643
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	596,000	604,141
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	415,000	420,246
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	440,000	443,696
Series GMTN, 4.90%, 1/12/2028	345,000	352,014
Series GMTN, 4.95%, 2/1/2029	630,000	646,884
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	415,000	422,487
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	620,000	634,899
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	500,000	511,575
Series GMTN, 5.00%, 2/1/2033	250,000	257,195
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	500,000	514,745
Series GMTN, 5.20%, 8/1/2028 (a)	529,000	545,653
Series MTN, 6.00%, 11/1/2027	819,000	850,188
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	319,000	313,564
4.40%, 7/13/2027	200,000	200,598
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	500,000	511,300
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (c)	255,000	260,623

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	$455,000	$470,593
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	255,000	265,786
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	250,000	261,348
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	687,000	675,108
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	250,000	229,468
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (a) (c)	200,000	198,720
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	200,000	200,124
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	725,000	733,062
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	225,000	223,695
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	520,865
Southstate Bank Corp. SOFR + 3.19%, 7.00%, 6/13/2035 (c)	300,000	314,436
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	150,000	153,372
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	732,000	691,513
2.13%, 7/8/2030	626,000	570,029
2.14%, 9/23/2030	300	271
2.17%, 1/14/2027	184,000	180,740
2.72%, 9/27/2029 (a)	200,000	189,594
2.75%, 1/15/2030	452,000	425,829
3.04%, 7/16/2029	944,000	906,920
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	1,020,000	1,030,363
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	500,000	508,725
SOFR + 1.50%, 5.25%, 7/8/2036 (a) (c)	550,000	563,376
5.32%, 7/9/2029 (a)	1,105,000	1,143,432
5.42%, 7/9/2031	250,000	261,643
5.45%, 1/15/2032 (a)	900,000	940,095
5.52%, 1/13/2028	503,000	518,035
5.56%, 7/9/2034	310,000	325,670
5.63%, 1/15/2035 (a)	1,715,000	1,815,962
5.72%, 9/14/2028	400,000	416,648
5.78%, 7/13/2033	200,000	213,000
SOFR + 1.78%, 5.80%, 7/8/2046 (a) (c)	770,000	780,372
5.81%, 9/14/2033 (a)	200,000	213,976
Synchrony Bank 5.63%, 8/23/2027	170,000	173,368
Security Description	Principal Amount	Value
Synovus Bank 5.63%, 2/15/2028	$350,000	$357,150
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (a) (c)	190,000	197,294
Toronto-Dominion Bank:
1.95%, 1/12/2027 (a)	24,000	23,548
Series GMTN, 2.45%, 1/12/2032	203,000	181,431
Series MTN, 2.80%, 3/10/2027	402,000	396,718
Series MTN, 3.20%, 3/10/2032	417,000	388,415
4.11%, 6/8/2027	350,000	350,861
4.11%, 10/13/2028	500,000	501,015
4.46%, 6/8/2032 (a)	490,000	489,142
Series MTN, 4.57%, 6/2/2028	500,000	506,070
Series MTN, 4.69%, 9/15/2027 (a)	552,000	558,994
4.78%, 12/17/2029 (a)	340,000	347,956
Series MTN, 4.81%, 6/3/2030	200,000	204,112
4.86%, 1/31/2028	555,000	564,285
4.93%, 10/15/2035	500,000	499,975
Series GMTN, 4.98%, 4/5/2027	426,000	431,453
5.16%, 1/10/2028	390,000	399,056
5.30%, 1/30/2032	500,000	522,065
Series MTN, 5.52%, 7/17/2028	269,000	278,848
Truist Bank:
2.25%, 3/11/2030	350,000	320,778
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	500,000	499,400
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	615,000	618,456
Truist Financial Corp.:
Series MTN, 1.95%, 6/5/2030 (a)	250,000	227,155
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	300,000	300,735
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	299,000	303,661
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	490,000	493,170
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (c)	500,000	494,710
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a) (c)	415,000	426,242
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	407,000	414,566
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	500,000	516,720
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	256,000	269,491

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	$1,457,000	$1,548,922
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	570,000	614,739
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	501,000	443,485
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	362,000	355,502
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	465,000	406,201
Series DMTN, 3.00%, 7/30/2029	514,000	494,977
Series X, 3.15%, 4/27/2027	400,000	396,812
Series MTN, 3.90%, 4/26/2028	280,000	280,339
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	972,000	979,863
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	899,000	910,121
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	339,000	341,648
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	144,000	145,369
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	290,000	298,010
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	425,000	438,001
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	835,000	859,516
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	500,000	517,685
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	190,000	197,427
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	450,000	475,150
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	1,000,000	1,039,450
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	396,000	422,219
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	250,000	252,468
UBS AG:
5.00%, 7/9/2027	200,000	203,968
5.65%, 9/11/2028	770,000	803,618
UBS Group AG 4.88%, 5/15/2045 (a)	715,000	660,324
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,087,072
Webster Financial Corp.:
4.10%, 3/25/2029	300,000	295,098
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	105,000	104,966
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,101,000	1,075,699
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	$965,000	$901,310
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	600,000	571,140
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,118,700	868,782
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,216,000	1,134,115
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	900,000	894,051
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,315,000	1,306,229
3.90%, 5/1/2045	905,000	734,082
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	490,000	489,485
Series GMTN, 4.30%, 7/22/2027	704,000	706,936
Series MTN, 4.40%, 6/14/2046	912,000	761,110
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	464,500	467,436
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	574,000	493,967
Series MTN, 4.65%, 11/4/2044	551,000	482,946
SOFR + 1.34%, 4.89%, 9/15/2036 (a) (c)	750,000	747,600
Series GMTN, 4.90%, 11/17/2045	639,000	575,471
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (a) (c)	720,000	726,221
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	1,470,000	1,497,430
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,894,000	1,733,730
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	2,460,000	2,538,105
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	657,000	676,611
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	785,000	802,129
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	385,000	398,487
5.38%, 11/2/2043	2,487,000	2,409,580
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,020,000	1,060,157
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	1,055,000	1,099,880
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,160,000	1,217,269
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,540,000	1,593,546
5.61%, 1/15/2044	1,134,300	1,123,411

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	$1,500,000	$1,572,405
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	925,000	977,586
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,245,000	1,378,738
Series B, 7.95%, 11/15/2029	695,000	777,344
Wells Fargo Bank NA 5.95%, 8/26/2036	455,000	485,467
Western Alliance Bank 5 yr. CMT + 2.85%, 6.54%, 11/15/2035 (c)	249,000	250,063
Westpac Banking Corp.:
2.15%, 6/3/2031	310,000	280,116
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	900,000	814,806
2.96%, 11/16/2040	850,000	648,771
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	300,000	270,798
3.40%, 1/25/2028	1,212,000	1,202,462
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	342,000	336,572
4.35%, 7/1/2030 (a)	500,000	505,560
4.42%, 7/24/2039 (a)	250,000	231,738
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	169,000	174,548
5.46%, 11/18/2027	400,000	412,112
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	450,000	464,908
6.82%, 11/17/2033	270,000	301,830
Zions Bancorp NA:
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	250,000	250,248
SOFR + 2.83%, 6.82%, 11/19/2035 (a) (c)	300,000	318,957
		470,627,829
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	2,626,000	2,600,554
4.90%, 2/1/2046	3,909,000	3,619,030
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	373,000	368,509
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 4/15/2048	300,500	265,101
4.75%, 1/23/2029	1,266,000	1,292,016
4.90%, 1/23/2031 (a)	473,000	489,967
4.95%, 1/15/2042	651,000	623,697
5.45%, 1/23/2039	312,000	322,789
5.55%, 1/23/2049	1,210,000	1,208,935
5.80%, 1/23/2059	355,000	362,086
Security Description	Principal Amount	Value
8.00%, 11/15/2039	$312,000	$396,246
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	250,000	253,345
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	632,511	597,223
1.38%, 3/15/2031 (a)	292,000	256,137
1.45%, 6/1/2027	758,000	735,518
1.65%, 6/1/2030	776,000	702,583
2.00%, 3/5/2031	387,000	350,696
2.13%, 9/6/2029	496,000	467,044
2.25%, 1/5/2032 (a)	300,000	271,146
2.50%, 3/15/2051	521,000	313,006
2.75%, 6/1/2060 (a)	300,000	175,899
2.88%, 5/5/2041	1,375,000	1,055,230
3.38%, 3/25/2027	511,000	509,441
3.45%, 3/25/2030	734,000	720,069
4.20%, 3/25/2050	200,000	167,748
4.65%, 8/14/2034 (a)	243,000	247,977
5.20%, 1/14/2055	175,000	168,910
5.40%, 5/13/2064	349,000	339,626
Coca-Cola Consolidated, Inc. 5.25%, 6/1/2029	300,000	310,353
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	300,000	283,506
5.10%, 5/6/2035	297,000	300,766
5.25%, 11/26/2043	200,000	195,446
Constellation Brands, Inc.:
2.25%, 8/1/2031 (a)	295,000	261,695
2.88%, 5/1/2030	188,000	176,991
3.15%, 8/1/2029	200,200	192,981
3.60%, 2/15/2028	270,000	267,513
3.75%, 5/1/2050	198,000	144,140
4.10%, 2/15/2048	100,000	78,552
4.35%, 5/9/2027	328,000	329,286
4.50%, 5/9/2047	193,000	161,508
4.65%, 11/15/2028	141,000	142,937
4.75%, 5/9/2032 (a)	250,000	251,088
4.80%, 5/1/2030 (a)	311,000	316,128
4.95%, 11/1/2035 (a)	335,000	331,459
5.25%, 11/15/2048 (a)	492,000	454,869
Diageo Capital PLC:
2.00%, 4/29/2030	879,400	804,246
2.13%, 4/29/2032 (a)	200,000	174,094
3.88%, 5/18/2028	414,000	413,110
5.50%, 1/24/2033	325,000	342,534
5.63%, 10/5/2033	490,000	521,335
Diageo Investment Corp. 7.45%, 4/15/2035	200,000	240,092
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	251,000	182,992
4.38%, 5/10/2043	1,000	875
Keurig Dr. Pepper, Inc.:
3.20%, 5/1/2030	398,000	378,048
3.35%, 3/15/2051	205,000	137,682

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.43%, 6/15/2027	$200,000	$198,240
3.80%, 5/1/2050	200,000	145,642
4.05%, 4/15/2032	495,000	476,190
4.35%, 5/15/2028	255,000	255,714
4.50%, 11/15/2045	288,000	240,828
4.60%, 5/25/2028	350,000	352,726
4.60%, 5/15/2030	255,000	256,390
5.05%, 3/15/2029	335,000	342,233
5.09%, 5/25/2048	207,000	183,824
5.15%, 5/15/2035 (a)	250,000	250,778
5.30%, 3/15/2034	500,000	509,830
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (a)	660,000	530,158
5.00%, 5/1/2042	272,000	251,284
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	490,000	497,918
4.65%, 2/16/2027	560,000	565,214
PepsiCo, Inc.:
1.40%, 2/25/2031	122,500	107,404
1.95%, 10/21/2031	479,000	425,927
2.63%, 7/29/2029	300,000	286,482
2.63%, 10/21/2041	748,000	541,978
2.75%, 3/19/2030	500,000	474,990
2.75%, 10/21/2051	321,000	201,553
2.88%, 10/15/2049	205,000	134,925
3.00%, 10/15/2027	589,000	583,116
3.45%, 10/6/2046	300,000	226,236
3.60%, 2/18/2028	245,000	244,451
3.63%, 3/19/2050	370,000	279,853
3.88%, 3/19/2060	200,000	152,506
3.90%, 7/18/2032 (a)	362,000	355,672
4.00%, 5/2/2047	300,000	246,036
4.10%, 1/15/2029	450,000	452,475
4.25%, 10/22/2044	200,000	172,502
4.30%, 7/23/2030 (a)	85,000	85,867
4.40%, 2/7/2027	250,000	251,895
4.45%, 2/7/2028	500,000	507,030
4.45%, 4/14/2046	286,000	252,461
4.60%, 2/7/2030 (a)	355,000	363,051
4.65%, 7/23/2032	175,000	178,369
4.65%, 2/15/2053	368,000	324,168
4.80%, 7/17/2034 (a)	235,000	240,003
4.88%, 11/1/2040	225,000	219,377
5.00%, 2/7/2035 (a)	500,000	515,275
5.00%, 7/23/2035	85,000	86,847
5.25%, 7/17/2054 (a)	200,000	193,752
		39,435,924
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	819,958
2.20%, 2/21/2027	740,000	725,947
2.45%, 2/21/2030	504,000	470,197
2.77%, 9/1/2053	300,000	178,359
2.80%, 8/15/2041	285,000	208,777
Security Description	Principal Amount	Value
3.00%, 1/15/2052	$200,000	$129,140
3.15%, 2/21/2040	293,000	231,048
3.20%, 11/2/2027	897,000	886,057
3.35%, 2/22/2032	650,000	612,254
3.38%, 2/21/2050	536,000	381,889
4.05%, 8/18/2029	745,000	744,329
4.20%, 3/1/2033	255,000	249,201
4.20%, 2/22/2052	200,000	158,710
4.40%, 5/1/2045	769,000	658,772
4.40%, 2/22/2062	492,000	384,508
4.56%, 6/15/2048	524,000	448,319
4.66%, 6/15/2051	657,000	563,036
5.15%, 3/2/2028	1,100,000	1,125,542
5.25%, 3/2/2033	1,100,000	1,139,446
5.60%, 3/2/2043	2,214,000	2,226,288
5.65%, 3/2/2053	1,237,000	1,213,361
5.75%, 3/2/2063	464,000	453,193
Baxalta, Inc. 5.25%, 6/23/2045	200,000	191,098
Biogen, Inc.:
2.25%, 5/1/2030	661,000	607,214
3.25%, 2/15/2051	210,000	138,218
5.05%, 1/15/2031 (a)	155,000	159,945
5.20%, 9/15/2045	353,000	325,194
5.75%, 5/15/2035 (a)	140,000	147,445
6.45%, 5/15/2055	140,000	147,311
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	200,000	198,204
Gilead Sciences, Inc.:
1.20%, 10/1/2027	566,000	542,194
1.65%, 10/1/2030	405,000	362,823
2.60%, 10/1/2040	312,000	230,568
2.80%, 10/1/2050	499,000	315,937
2.95%, 3/1/2027	366,000	362,457
4.00%, 9/1/2036	438,000	407,835
4.15%, 3/1/2047 (a)	590,000	489,641
4.60%, 9/1/2035	385,000	380,765
4.75%, 3/1/2046	712,000	646,005
5.10%, 6/15/2035	415,000	425,288
5.25%, 10/15/2033	200,000	210,166
5.50%, 11/15/2054 (a)	350,000	345,706
5.55%, 10/15/2053	487,000	484,209
5.60%, 11/15/2064 (a)	350,000	347,375
Illumina, Inc.:
4.75%, 12/12/2030	500,000	504,970
5.75%, 12/13/2027	200,000	205,902
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	406,000	361,969
2.80%, 9/15/2050	200,000	122,496
Royalty Pharma PLC:
1.75%, 9/2/2027	455,000	438,229
2.15%, 9/2/2031	221,000	194,480
2.20%, 9/2/2030	163,000	147,826
3.35%, 9/2/2051	197,000	130,384

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 3/25/2031 (a)	$250,000	$249,250
5.20%, 9/25/2035	250,000	251,423
5.40%, 9/2/2034	500,000	512,235
5.90%, 9/2/2054	430,000	424,427
5.95%, 9/25/2055	125,000	124,174
		25,141,694
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	552,000	414,486
2.80%, 5/15/2050	310,000	198,112
4.30%, 6/11/2028	200,000	201,984
4.60%, 2/8/2029	505,000	513,954
4.85%, 2/8/2034 (a)	500,000	508,295
4.90%, 10/11/2032 (a)	200,000	205,922
Albemarle Corp. 5.05%, 6/1/2032 (a)	200,000	201,428
Cabot Corp. 4.00%, 7/1/2029	254,000	251,328
CF Industries, Inc.:
4.95%, 6/1/2043	400,000	357,884
5.15%, 3/15/2034 (a)	292,000	293,378
5.30%, 11/26/2035	300,000	299,244
Dow Chemical Co.:
4.25%, 10/1/2034	250,000	228,363
4.38%, 11/15/2042	888,000	703,802
4.63%, 10/1/2044	360,000	290,394
4.80%, 11/30/2028	204,000	207,033
4.80%, 1/15/2031	206,000	204,801
5.25%, 11/15/2041	769,000	696,007
5.35%, 3/15/2035 (a)	500,000	494,760
5.55%, 11/30/2048	200,000	175,794
5.65%, 3/15/2036 (a)	315,000	313,838
5.95%, 3/15/2055 (a)	500,000	454,430
6.30%, 3/15/2033 (a)	240,000	254,405
7.38%, 11/1/2029	199,000	219,439
9.40%, 5/15/2039	152,000	196,069
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (b)	476,000	481,564
Eastman Chemical Co.:
4.50%, 12/1/2028	200,000	201,758
4.65%, 10/15/2044	340,000	288,677
4.80%, 9/1/2042	460,000	407,555
5.00%, 8/1/2029 (a)	65,000	66,342
5.63%, 2/20/2034 (a)	300,000	309,675
Ecolab, Inc.:
2.13%, 8/15/2050	200,000	111,212
2.70%, 12/15/2051	206,000	127,580
4.30%, 6/15/2028	130,000	131,323
4.80%, 3/24/2030	363,000	372,271
5.00%, 9/1/2035 (a)	330,000	336,468
5.25%, 1/15/2028	556,000	571,057
5.50%, 12/8/2041	200,000	204,580
EIDP, Inc.:
2.30%, 7/15/2030 (a)	288,000	266,351
4.80%, 5/15/2033	510,000	509,500
Security Description	Principal Amount	Value
5.13%, 5/15/2032	$290,000	$297,613
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	310,000	274,403
Linde, Inc.:
1.10%, 8/10/2030	250	220
2.00%, 8/10/2050	450,000	239,918
3.55%, 11/7/2042	207,000	165,679
Lubrizol Corp. 6.50%, 10/1/2034 (a)	335,000	377,910
LYB International Finance BV:
4.88%, 3/15/2044 (a)	358,000	297,788
5.25%, 7/15/2043	300,000	259,254
LYB International Finance III LLC:
3.38%, 10/1/2040	537,000	390,034
3.63%, 4/1/2051	274,000	177,034
4.20%, 10/15/2049	313,000	225,128
4.20%, 5/1/2050	494,000	353,022
5.13%, 1/15/2031	250,000	251,033
5.50%, 3/1/2034 (a)	327,000	323,481
5.63%, 5/15/2033 (a)	345,000	350,196
6.15%, 5/15/2035 (a)	125,000	128,313
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	200,000	151,584
Mosaic Co.:
4.05%, 11/15/2027	256,000	256,010
4.35%, 1/15/2029	105,000	105,281
4.60%, 11/15/2030	125,000	125,301
5.38%, 11/15/2028	105,000	108,246
5.45%, 11/15/2033 (a)	328,000	337,036
5.63%, 11/15/2043 (a)	100,000	96,366
Nutrien Ltd.:
2.95%, 5/13/2030	327,000	309,146
3.95%, 5/13/2050	255,000	193,412
4.13%, 3/15/2035	260,000	240,419
4.50%, 3/12/2027	145,000	145,842
4.90%, 3/27/2028	325,000	330,769
4.90%, 6/1/2043	140,000	127,485
5.00%, 4/1/2049	193,000	173,088
5.20%, 6/21/2027 (a)	150,000	152,493
5.25%, 3/12/2032	155,000	159,679
5.40%, 6/21/2034 (a)	350,000	360,889
PPG Industries, Inc.:
3.75%, 3/15/2028	278,000	277,419
4.38%, 3/15/2031	355,000	354,730
RPM International, Inc.:
2.95%, 1/15/2032	200,000	181,088
3.75%, 3/15/2027	200,000	199,086
Sherwin-Williams Co.:
2.20%, 3/15/2032	194,000	170,055
2.30%, 5/15/2030 (a)	165,000	152,090
2.95%, 8/15/2029	234,000	224,436
3.45%, 6/1/2027	501,000	497,393
3.80%, 8/15/2049	200,000	149,968
4.30%, 8/15/2028	385,000	387,622

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/15/2030 (a)	$340,000	$343,097
4.55%, 3/1/2028	350,000	354,085
4.80%, 9/1/2031	245,000	250,784
Westlake Corp.:
3.38%, 6/15/2030 (a)	200,000	190,844
3.38%, 8/15/2061 (a)	200,000	117,742
5.00%, 8/15/2046 (a)	200,000	172,192
5.55%, 11/15/2035	250,000	250,233
6.38%, 11/15/2055	500,000	492,495
		24,520,494
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	200,000	151,544
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	404,000	357,326
1.70%, 5/15/2028	200,000	190,994
4.45%, 9/9/2034 (a)	200,000	199,354
4.75%, 5/8/2032	440,000	451,075
Block Financial LLC:
3.88%, 8/15/2030	415,000	399,616
5.38%, 9/15/2032	225,000	226,485
Brown University Series A, 2.92%, 9/1/2050	210,000	138,268
California Endowment Series 2021, 2.50%, 4/1/2051 (a)	150,000	88,686
California Institute of Technology:
3.65%, 9/1/2119	224,000	142,475
4.32%, 8/1/2045	164,000	143,434
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	200,000	181,872
Cintas Corp. No. 2:
3.70%, 4/1/2027	455,000	454,067
4.20%, 5/1/2028	230,000	231,161
Claremont Mckenna College 3.78%, 1/1/2122	125,000	81,390
Cornell University:
Series 2025, 4.17%, 6/15/2030	180,000	180,715
Series 2025, 4.73%, 6/15/2035	150,000	150,534
4.84%, 6/15/2034 (a)	200,000	203,380
Duke University Series 2020, 2.68%, 10/1/2044	155,000	113,088
Emory University Series 2020, 2.97%, 9/1/2050	200,000	132,282
Equifax, Inc.:
2.35%, 9/15/2031	283,000	251,757
3.10%, 5/15/2030	300,000	284,082
Security Description	Principal Amount	Value
4.80%, 9/15/2029	$250,000	$254,135
5.10%, 12/15/2027	276,000	281,357
Ford Foundation Series 2020, 2.82%, 6/1/2070 (a)	200,000	113,676
George Washington University:
Series 2018, 4.13%, 9/15/2048	200,000	163,170
Series 2014, 4.30%, 9/15/2044	210,000	178,949
Series 2015, 4.87%, 9/15/2045	100,000	91,628
Georgetown University:
Series B, 4.32%, 4/1/2049	150,000	124,386
Series A, 5.22%, 10/1/2118	200,000	175,668
Global Payments, Inc.:
2.15%, 1/15/2027	400,000	391,480
2.90%, 5/15/2030	312,000	289,187
2.90%, 11/15/2031	226,000	202,521
4.15%, 8/15/2049	250,000	186,000
4.50%, 11/15/2028	135,000	135,275
4.88%, 11/15/2030	750,000	750,697
5.20%, 11/15/2032	175,000	174,967
5.30%, 8/15/2029	258,000	264,017
5.55%, 11/15/2035	750,000	745,935
5.95%, 8/15/2052 (a)	444,000	424,748
Howard University Series 22A, 5.21%, 10/1/2052	200,000	170,828
J Paul Getty Trust 4.91%, 4/1/2035	270,000	275,214
Johns Hopkins University Series A, 4.71%, 7/1/2032 (a)	198,000	201,235
Leland Stanford Junior University:
3.65%, 5/1/2048	285,000	224,788
Series 2025, 4.15%, 8/1/2030	415,000	417,357
4.68%, 3/1/2035 (a)	500,000	504,025
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051 (a)	150,000	84,632
Series F, 2.99%, 7/1/2050	200,000	134,974
3.07%, 4/1/2052	200,000	134,220
3.89%, 7/1/2116 (a)	525,000	364,607
5.60%, 7/1/2111	392,000	391,306
5.62%, 6/1/2055	150,000	154,193
Moody's Corp.:
2.75%, 8/19/2041	413,000	297,661
4.25%, 2/1/2029	262,000	263,656
4.25%, 8/8/2032	441,000	435,223
5.00%, 8/5/2034	35,000	35,683
5.25%, 7/15/2044	384,000	371,793

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Northwestern University 4.94%, 12/1/2035	$390,000	$398,287
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	305,000	282,592
2.85%, 10/1/2029	489,000	468,623
3.90%, 6/1/2027 (a)	200,000	200,386
4.40%, 6/1/2032 (a)	364,000	363,712
4.45%, 3/6/2028	125,000	126,529
5.05%, 6/1/2052	313,000	284,126
5.10%, 4/1/2035	175,000	178,152
5.15%, 6/1/2034 (a)	350,000	358,676
President & Fellows of Harvard College:
2.52%, 10/15/2050	303,000	184,582
3.30%, 7/15/2056	200,500	137,790
3.75%, 11/15/2052	235,000	179,131
4.61%, 2/15/2035	150,000	151,427
4.89%, 3/15/2030 (a)	115,000	118,713
5.26%, 3/15/2036 (a)	170,000	178,520
Quanta Services, Inc.:
2.90%, 10/1/2030	250,000	234,212
4.30%, 8/9/2028	525,000	527,777
4.50%, 1/15/2031	500,000	500,495
4.75%, 8/9/2027	85,000	86,081
5.10%, 8/9/2035	505,000	506,540
5.25%, 8/9/2034	175,000	179,743
RELX Capital, Inc.:
3.00%, 5/22/2030	438,000	416,875
4.00%, 3/18/2029	300,000	298,998
4.75%, 3/27/2030	110,000	112,142
5.25%, 3/27/2035	110,000	113,660
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	230,000	139,141
Rollins, Inc. 5.25%, 2/24/2035 (a)	304,000	310,384
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	214,000	188,183
2.45%, 3/1/2027	419,000	412,468
2.70%, 3/1/2029	174,000	167,332
2.90%, 3/1/2032	405,000	373,556
2.95%, 1/22/2027	300,000	297,189
3.25%, 12/1/2049	279,000	195,702
3.70%, 3/1/2052	377,000	285,551
4.25%, 5/1/2029 (a)	456,000	458,508
4.25%, 1/15/2031 (b)	175,000	175,054
4.80%, 12/4/2035 (b)	125,000	124,698
5.25%, 9/15/2033	361,000	378,978
Thomas Jefferson University 3.85%, 11/1/2057	141,000	99,468
TR Finance LLC 5.50%, 8/15/2035	325,000	337,665
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	200,000	181,428
Security Description	Principal Amount	Value
Trustees of Boston College 3.13%, 7/1/2052	$200,000	$137,722
Trustees of Dartmouth College 4.27%, 6/1/2030	355,000	358,064
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	124,238
4.20%, 3/1/2052	150,000	124,847
4.65%, 7/1/2030	145,000	148,406
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	450,000	287,046
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	200,000	150,650
University of Southern California:
2.81%, 10/1/2050	499,000	317,718
Series 2017, 3.84%, 10/1/2047	200,000	160,210
5.25%, 10/1/2111	280,000	260,411
Verisk Analytics, Inc.:
4.50%, 8/15/2030	270,000	272,700
5.13%, 2/15/2036 (a)	340,000	343,400
5.25%, 3/15/2035	576,000	586,339
Washington University:
Series 2022, 3.52%, 4/15/2054	315,000	228,378
4.35%, 4/15/2122	250,000	189,008
William Marsh Rice University 3.57%, 5/15/2045	200,000	158,640
Yale University:
Series 2020, 1.48%, 4/15/2030	165,000	148,766
Series 2025, 4.70%, 4/15/2032	175,000	180,208
		29,052,601
COMPUTERS — 0.3%
Amdocs Ltd. 2.54%, 6/15/2030 (a)	100,000	91,704
Apple, Inc.:
1.20%, 2/8/2028	594,000	564,888
1.40%, 8/5/2028	688,000	650,022
1.65%, 5/11/2030	471,000	428,469
1.65%, 2/8/2031	785,000	700,416
1.70%, 8/5/2031 (a)	322,000	285,279
2.20%, 9/11/2029	799,000	753,745
2.38%, 2/8/2041	244,000	175,839
2.40%, 8/20/2050 (a)	414,000	246,301
2.55%, 8/20/2060 (a)	159,000	88,644
2.65%, 5/11/2050	901,000	564,062
2.65%, 2/8/2051	912,000	564,875
2.70%, 8/5/2051	326,000	203,538
2.80%, 2/8/2061	200,000	117,334

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 9/12/2027	$358,000	$353,683
2.95%, 9/11/2049	549,000	367,605
3.00%, 6/20/2027	457,000	453,221
3.00%, 11/13/2027	444,000	439,902
3.20%, 5/11/2027 (a)	644,000	640,619
3.35%, 2/9/2027	820,000	817,679
3.35%, 8/8/2032 (a)	200,000	191,546
3.45%, 2/9/2045	880,000	683,751
3.75%, 9/12/2047	460,000	363,317
3.75%, 11/13/2047	422,000	334,064
3.85%, 5/4/2043	1,205,000	1,017,550
3.85%, 8/4/2046	727,000	590,375
3.95%, 8/8/2052	599,000	475,402
4.10%, 8/8/2062	395,000	310,276
4.25%, 2/9/2047	382,000	327,363
4.38%, 5/13/2045	722,000	644,905
4.45%, 5/6/2044	573,000	527,315
4.50%, 2/23/2036 (a)	752,000	760,302
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	315,000	322,034
5.30%, 10/1/2029 (a)	547,500	565,064
5.75%, 2/1/2033	710,000	748,340
8.10%, 7/15/2036	225,000	272,507
Fortinet, Inc. 2.20%, 3/15/2031	500,000	448,195
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	278,000	300,496
6.35%, 10/15/2045 (a)	570,000	585,361
HP, Inc.:
3.00%, 6/17/2027	364,000	358,471
4.00%, 4/15/2029	330,000	326,551
4.20%, 4/15/2032	200,000	194,074
4.75%, 1/15/2028	417,000	422,050
5.50%, 1/15/2033 (a)	455,000	469,519
6.00%, 9/15/2041 (a)	516,000	521,913
International Business Machines Corp.:
1.95%, 5/15/2030	420,000	382,813
2.85%, 5/15/2040	325,000	245,115
2.95%, 5/15/2050	400,000	255,628
3.30%, 1/27/2027	400,000	397,484
3.43%, 2/9/2052	615,000	421,675
3.50%, 5/15/2029	933,000	914,452
4.00%, 6/20/2042	183,000	153,162
4.15%, 5/15/2039	649,000	579,434
4.25%, 5/15/2049	1,409,000	1,137,697
4.50%, 2/6/2028	295,000	297,929
4.90%, 7/27/2052	1,131,000	994,997
5.60%, 11/30/2039 (a)	600,000	620,394
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	200,000	191,742
3.15%, 10/15/2031	450,000	410,818
Security Description	Principal Amount	Value
Leidos, Inc.:
2.30%, 2/15/2031	$540,000	$485,363
4.38%, 5/15/2030 (a)	238,000	237,688
NetApp, Inc. 2.70%, 6/22/2030	515,000	479,820
Western Digital Corp. 2.85%, 2/1/2029	200,000	191,270
		28,666,047
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027	375,000	377,471
4.70%, 4/7/2028	260,000	262,990
4.95%, 4/7/2030	525,000	536,755
5.40%, 4/7/2035 (a)	450,000	464,085
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	261,771
3.75%, 12/1/2027	404,000	401,923
5.25%, 9/15/2035 (a)	15,000	15,313
5.55%, 9/15/2040	40,000	40,503
Carrier Global Corp.:
2.49%, 2/15/2027	210,800	207,360
2.72%, 2/15/2030 (a)	875,000	824,232
3.38%, 4/5/2040	445,000	359,636
3.58%, 4/5/2050	774,000	571,158
6.20%, 3/15/2054 (a)	254,000	274,919
CRH America Finance, Inc.:
4.40%, 2/9/2031	350,000	350,196
5.00%, 2/9/2036	350,000	351,403
5.50%, 1/9/2035	500,000	521,020
5.60%, 2/9/2056 (a)	155,000	152,590
5.88%, 1/9/2055 (a)	210,000	215,097
CRH SMW Finance DAC 5.13%, 1/9/2030	385,000	396,793
Eagle Materials, Inc.:
2.50%, 7/1/2031 (a)	130,000	118,083
5.00%, 3/15/2036	525,000	514,264
Fortune Brands Innovations, Inc. 5.88%, 6/1/2033	352,000	372,226
Johnson Controls International PLC:
4.50%, 2/15/2047	200,000	172,054
6.00%, 1/15/2036	267,000	288,074
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	393,000	400,046
5.50%, 4/19/2029	250,000	260,298
Lennox International, Inc. 5.50%, 9/15/2028	200,000	206,480
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	267,000	248,721
3.20%, 7/15/2051 (a)	295,000	198,753
4.25%, 12/15/2047	250,000	206,538

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 12/1/2034	$355,000	$362,096
5.50%, 12/1/2054	330,000	318,886
Masco Corp.:
1.50%, 2/15/2028	240,000	227,153
2.00%, 10/1/2030	200,000	178,712
Mohawk Industries, Inc. 3.63%, 5/15/2030	220,000	213,369
Owens Corning:
3.95%, 8/15/2029	200,000	198,206
4.30%, 7/15/2047 (a)	376,000	306,023
4.40%, 1/30/2048	159,000	130,296
5.50%, 6/15/2027 (a)	250,000	255,158
5.70%, 6/15/2034 (a)	290,000	304,575
7.00%, 12/1/2036	240,000	272,275
Trane Technologies Financing Ltd. 5.10%, 6/13/2034	250,000	256,050
Trane Technologies Holdco, Inc.:
3.75%, 8/21/2028	403,000	401,678
4.30%, 2/21/2048	290,000	242,837
5.75%, 6/15/2043	220,000	229,009
Vulcan Materials Co.:
3.50%, 6/1/2030	703,000	681,059
4.70%, 3/1/2048	204,000	178,914
4.95%, 12/1/2029	220,000	225,817
		14,552,865
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	765,390
5.05%, 3/22/2053	337,000	307,496
5.10%, 3/22/2043	499,000	479,953
Unilever Capital Corp.:
4.88%, 9/8/2028	675,000	692,401
5.00%, 12/8/2033	200,000	207,144
		2,452,384
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	200,000	206,652
6.25%, 6/15/2033 (a)	140,000	149,856
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	118,655
4.20%, 5/15/2047	590,000	496,986
4.45%, 9/15/2034	145,000	143,786
4.60%, 6/15/2045	125,000	112,829
		1,228,764
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	1,445,000	1,400,956
3.30%, 1/30/2032	919,000	850,351
3.40%, 10/29/2033	422,000	381,813
3.65%, 7/21/2027	312,000	310,097
Security Description	Principal Amount	Value
3.85%, 10/29/2041	$478,000	$391,535
3.88%, 1/23/2028	292,000	290,613
4.38%, 11/15/2030	150,000	149,576
4.63%, 9/10/2029	295,000	297,974
4.88%, 4/1/2028	495,000	503,212
4.95%, 9/10/2034	500,000	499,595
5.00%, 11/15/2035	450,000	445,225
5.10%, 1/19/2029	439,000	448,803
5.38%, 12/15/2031	495,000	513,666
6.15%, 9/30/2030	566,000	606,129
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c)	350,000	361,151
Affiliated Managers Group, Inc.:
5.50%, 8/20/2034	250,000	255,825
5.50%, 2/15/2036	315,000	315,198
Air Lease Corp.:
2.20%, 1/15/2027	193,000	189,069
Series MTN, 2.88%, 1/15/2032 (a)	242,000	216,972
Series MTN, 3.00%, 2/1/2030	229,000	214,795
3.13%, 12/1/2030	217,000	201,248
4.63%, 10/1/2028	625,000	627,487
5.10%, 3/1/2029 (a)	200,000	203,078
Series MTN, 5.20%, 7/15/2031	125,000	126,990
5.30%, 2/1/2028	250,000	254,538
5.85%, 12/15/2027	290,000	298,433
Ally Financial, Inc.:
2.20%, 11/2/2028	481,000	455,045
4.75%, 6/9/2027	225,000	226,890
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	160,000	163,715
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	507,000	510,767
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	110,000	112,737
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	250,000	259,122
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	510,000	538,126
7.10%, 11/15/2027	200,000	210,108
8.00%, 11/1/2031	286,000	324,561
American Express Co.:
2.55%, 3/4/2027	1,097,000	1,081,412
3.30%, 5/3/2027	900,000	894,150
4.05%, 5/3/2029	870,000	872,566
4.05%, 12/3/2042 (a)	385,000	332,039
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	400,000	402,828
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	190,000	192,918
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	750,000	741,375

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	$125,000	$127,215
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	650,000	661,108
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	175,000	180,268
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	400,000	406,636
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	180,000	184,424
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	440,000	453,680
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	466,000	471,471
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	289,000	297,566
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	450,000	463,752
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	125,000	129,794
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	486,000	507,165
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	60,000	62,663
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	135,000	142,637
5.85%, 11/5/2027	466,000	481,984
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	300,000	318,807
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	364,000	397,630
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	394,000	391,790
Ameriprise Financial, Inc.:
4.50%, 5/13/2032 (a)	200,000	201,802
5.15%, 5/15/2033	111,000	115,264
5.20%, 4/15/2035	325,000	331,916
Apollo Global Management, Inc.:
4.60%, 1/15/2031	100,000	100,608
5.15%, 8/12/2035	590,000	590,950
5.80%, 5/21/2054	204,000	200,705
6.38%, 11/15/2033	318,000	349,288
ARES Management Corp. 5.60%, 10/11/2054	200,000	189,170
BGC Group, Inc.:
6.15%, 4/2/2030	375,000	388,380
6.60%, 6/10/2029	209,000	218,112
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	215,000	217,950
4.90%, 1/8/2035	190,000	193,975
5.00%, 3/14/2034	428,000	442,501
5.25%, 3/14/2054	204,000	195,507
5.35%, 1/8/2055	275,000	267,432
Blackrock, Inc.:
1.90%, 1/28/2031	150,000	134,784
Security Description	Principal Amount	Value
2.40%, 4/30/2030	$300,000	$280,974
3.25%, 4/30/2029	239,000	234,256
4.75%, 5/25/2033	1,245,000	1,272,689
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030	125,000	125,029
4.95%, 2/15/2036	310,000	307,901
5.00%, 12/6/2034 (a)	353,000	356,198
Blue Owl Finance LLC 6.25%, 4/18/2034	315,000	324,963
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	500,000	503,815
5.30%, 1/15/2036	500,000	499,280
6.08%, 9/15/2055	280,000	286,740
Brookfield Capital Finance LLC 6.09%, 6/14/2033	496,000	530,685
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	160,000	110,214
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	91,597
3.90%, 1/25/2028	365,000	363,879
4.35%, 4/15/2030 (a)	179,000	179,703
4.85%, 3/29/2029	695,000	705,988
5.33%, 1/15/2036	200,000	200,316
5.68%, 1/15/2035	250,000	258,668
5.97%, 3/4/2054	325,000	327,886
6.35%, 1/5/2034	477,000	517,946
Capital One Financial Corp.:
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	201,000	195,056
3.65%, 5/11/2027	1,271,600	1,265,789
3.75%, 3/9/2027	737,200	735,099
3.80%, 1/31/2028	462,300	460,400
4.10%, 2/9/2027	499,000	499,309
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	250,000	249,490
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	446,000	451,285
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	420,000	417,984
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	400,000	412,596
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	400,000	410,196
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	224,000	232,104
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	405,000	415,923
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	200,000	207,900
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	570,000	596,858
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	189,000	198,873

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (c)	$500,000	$522,615
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	245,000	257,132
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	560,000	605,455
6.70%, 11/29/2032	352,000	389,576
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	200,000	225,972
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	329,000	387,868
Carlyle Group, Inc. 5.05%, 9/19/2035	415,000	409,464
Cboe Global Markets, Inc. 1.63%, 12/15/2030	501,000	444,748
Charles Schwab Corp.:
1.95%, 12/1/2031	504,000	441,514
2.00%, 3/20/2028	339,000	326,118
2.30%, 5/13/2031	248,000	224,549
2.45%, 3/3/2027	390,000	384,150
2.75%, 10/1/2029	399,000	380,267
2.90%, 3/3/2032	334,000	305,891
3.20%, 3/2/2027	261,000	258,998
3.25%, 5/22/2029	229,000	223,064
3.30%, 4/1/2027	317,000	314,990
4.00%, 2/1/2029 (a)	311,000	312,051
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	500,000	499,115
4.63%, 3/22/2030	400,000	408,840
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	500,000	497,815
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	344,000	368,290
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	400,000	435,940
CI Financial Corp. 3.20%, 12/17/2030	689,000	623,724
CME Group, Inc.:
2.65%, 3/15/2032	453,000	414,264
4.15%, 6/15/2048	425,000	355,347
4.40%, 3/15/2030 (a)	200,000	202,950
Credit Suisse USA LLC 7.13%, 7/15/2032	497,000	567,624
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	523,285
Franklin Resources, Inc. 1.60%, 10/30/2030	482,000	427,785
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	300,000	304,038
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	659,000	562,147
2.10%, 6/15/2030	598,000	549,191
3.00%, 6/15/2050	779,000	511,040
3.00%, 9/15/2060	402,000	240,766
3.10%, 9/15/2027	400,000	395,208
3.75%, 9/21/2028	307,000	305,554
Security Description	Principal Amount	Value
3.95%, 12/1/2028 (a)	$95,000	$95,227
4.00%, 9/15/2027	713,000	714,861
4.20%, 3/15/2031 (a)	250,000	250,198
4.60%, 3/15/2033 (a)	175,000	177,056
4.95%, 6/15/2052 (a)	491,000	450,959
5.20%, 6/15/2062	552,000	505,770
5.25%, 6/15/2031	225,000	235,589
Invesco Finance PLC 5.38%, 11/30/2043	200,000	192,112
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	260,000	264,316
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	265,000	235,246
2.75%, 10/15/2032	200,000	174,116
4.15%, 1/23/2030	409,000	403,601
4.85%, 1/15/2027	259,000	260,709
5.88%, 7/21/2028	339,000	352,455
6.20%, 4/14/2034 (a)	375,000	395,917
6.45%, 6/8/2027	200,000	206,456
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	250,000	250,078
Lazard Group LLC:
4.50%, 9/19/2028	281,000	283,161
5.63%, 8/1/2035 (a)	250,000	255,855
6.00%, 3/15/2031	215,000	227,451
Legg Mason, Inc. 5.63%, 1/15/2044	426,000	425,945
LPL Holdings, Inc.:
4.90%, 4/3/2028	115,000	116,670
5.20%, 3/15/2030	200,000	204,704
5.65%, 3/15/2035	200,000	205,066
5.70%, 5/20/2027	210,000	214,070
6.00%, 5/20/2034	508,000	534,319
6.75%, 11/17/2028	200,000	213,498
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	164,158
2.00%, 11/18/2031 (a)	275,000	245,014
2.95%, 3/15/2051 (a)	225,000	147,994
3.30%, 3/26/2027	595,000	592,055
3.35%, 3/26/2030 (a)	519,000	507,105
3.65%, 6/1/2049	151,000	115,100
3.85%, 3/26/2050	440,000	344,934
3.95%, 2/26/2048	296,000	239,615
4.10%, 1/15/2028	510,000	513,886
4.35%, 1/15/2032	200,000	201,074
4.55%, 3/15/2028 (a)	230,000	233,910
4.55%, 1/15/2035	340,000	340,211
4.88%, 3/9/2028	585,000	598,309
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	200,000	177,344
2.50%, 12/21/2040	415,000	295,194
5.55%, 2/15/2034	414,000	434,940
5.95%, 8/15/2053	230,000	239,122
Nomura Holdings, Inc.:
2.17%, 7/14/2028	444,000	422,430

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.33%, 1/22/2027	$647,000	$635,606
2.61%, 7/14/2031	230,000	207,814
2.68%, 7/16/2030	281,000	259,616
3.00%, 1/22/2032	200,000	181,534
3.10%, 1/16/2030	393,000	373,157
4.90%, 7/1/2030	335,000	339,884
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	1,000,000	988,400
5.49%, 6/29/2035	265,000	272,995
6.07%, 7/12/2028	570,000	594,567
ORIX Corp.:
4.45%, 9/9/2030	500,000	500,515
4.65%, 9/10/2029 (a)	250,000	253,673
5.40%, 2/25/2035 (a)	500,000	515,625
Private Export Funding Corp. Series QQ, 3.90%, 10/15/2027	765,000	765,719
Radian Group, Inc. 6.20%, 5/15/2029	220,000	230,567
Raymond James Financial, Inc.:
3.75%, 4/1/2051	300,000	220,773
4.90%, 9/11/2035 (a)	175,000	174,080
4.95%, 7/15/2046	390,000	357,259
5.65%, 9/11/2055	80,000	78,400
Stifel Financial Corp. 4.00%, 5/15/2030	239,000	233,811
Synchrony Financial:
2.88%, 10/28/2031 (a)	200,000	179,338
3.95%, 12/1/2027	579,250	576,863
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	225,000	227,777
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (c)	400,000	409,860
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	270,000	280,919
SOFR + 2.07%, 6.00%, 7/29/2036 (c)	200,000	205,322
TPG Operating Group II LP:
5.38%, 1/15/2036	100,000	99,778
5.88%, 3/5/2034	200,000	208,842
Visa, Inc.:
0.75%, 8/15/2027	150,000	143,580
1.10%, 2/15/2031 (a)	245,000	213,603
1.90%, 4/15/2027 (a)	720,000	705,672
2.05%, 4/15/2030	501,000	464,683
2.70%, 4/15/2040 (a)	340,000	261,763
3.65%, 9/15/2047	300,000	234,222
4.15%, 12/14/2035 (a)	570,000	555,385
4.30%, 12/14/2045	1,189,000	1,037,902
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	150,000	141,813
5.00%, 9/20/2034 (a)	328,000	325,875
5.70%, 7/15/2043	365,000	363,668
Security Description	Principal Amount	Value
Western Union Co.:
2.75%, 3/15/2031 (a)	$475,000	$432,421
6.20%, 11/17/2036 (a)	405,000	422,520
		84,658,157
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	313,000	211,845
Series H, 3.45%, 1/15/2050	208,000	142,137
3.80%, 10/1/2047	250,000	185,033
4.70%, 5/15/2032	254,000	255,024
5.25%, 5/15/2052	211,000	193,597
5.45%, 5/15/2029	498,000	515,594
5.70%, 5/15/2034	75,000	78,261
5.85%, 10/15/2055	295,000	290,091
AEP Transmission Co. LLC:
Series M, 3.65%, 4/1/2050	465,000	345,318
3.80%, 6/15/2049	274,000	206,960
4.00%, 12/1/2046	477,000	382,149
5.38%, 6/15/2035	155,000	160,120
AES Corp.:
2.45%, 1/15/2031	448,000	406,125
5.45%, 6/1/2028 (a)	365,000	373,340
5.80%, 3/15/2032	200,000	205,162
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (a)	200,000	177,458
3.00%, 3/15/2052	199,000	129,097
3.13%, 7/15/2051	151,000	100,115
3.45%, 10/1/2049	177,000	126,088
Series B, 3.70%, 12/1/2047	342,000	261,319
3.75%, 9/1/2027	307,000	307,126
3.75%, 3/1/2045	351,000	276,412
3.94%, 9/1/2032 (a)	215,000	208,580
4.30%, 1/2/2046	737,000	622,345
Series C, 4.30%, 3/15/2031	180,000	180,623
6.00%, 3/1/2039	200,000	215,050
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	250,000	249,545
Ameren Corp.:
1.75%, 3/15/2028	225,000	213,845
1.95%, 3/15/2027	568,000	554,891
3.50%, 1/15/2031	313,000	300,968
5.38%, 3/15/2035 (a)	500,000	514,430
Ameren Illinois Co.:
1.55%, 11/15/2030	200,000	176,672
5.55%, 7/1/2054	275,000	270,564
5.63%, 3/1/2055	385,000	383,907
5.90%, 12/1/2052	386,000	400,394
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	355,906
3.20%, 11/13/2027	210,000	207,012
Series J, 4.30%, 12/1/2028	347,000	349,804
5.20%, 1/15/2029	298,000	307,235

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 11/1/2027	$403,000	$415,445
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (a) (c)	825,000	819,060
5.95%, 11/1/2032	225,000	241,713
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	375,000	368,719
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032	575,000	569,739
Series Y, 4.50%, 3/1/2049	250,000	205,175
Arizona Public Service Co.:
2.20%, 12/15/2031	400,000	350,872
3.35%, 5/15/2050	200,000	136,908
3.50%, 12/1/2049	205,000	143,791
4.20%, 8/15/2048	315,000	252,702
4.25%, 3/1/2049	295,000	235,979
5.05%, 9/1/2041	150,000	144,449
5.70%, 8/15/2034	45,000	47,343
5.90%, 8/15/2055	40,000	40,746
6.35%, 12/15/2032	300,000	327,594
Atlantic City Electric Co.:
2.30%, 3/15/2031 (a)	297,000	269,293
4.00%, 10/15/2028	142,000	142,209
Avangrid, Inc. 3.80%, 6/1/2029	469,000	462,875
Avista Corp.:
4.00%, 4/1/2052	310,000	231,223
4.35%, 6/1/2048	200,000	164,314
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	99,388
3.75%, 8/15/2047	540,000	412,090
5.30%, 6/1/2034	550,000	569,613
5.40%, 6/1/2053	402,000	387,034
5.45%, 6/1/2035	325,000	337,126
5.65%, 6/1/2054	215,000	213,570
Basin Electric Power Cooperative 5.85%, 10/15/2055 (b)	250,000	245,167
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	367,000	227,962
3.25%, 4/15/2028	523,000	515,516
3.70%, 7/15/2030	491,000	482,879
3.80%, 7/15/2048	624,000	473,179
4.25%, 10/15/2050	415,000	332,390
4.45%, 1/15/2049	290,000	241,750
4.60%, 5/1/2053	245,000	206,545
Black Hills Corp.:
3.88%, 10/15/2049	100,000	74,413
4.35%, 5/1/2033	226,000	217,902
4.55%, 1/31/2031	475,000	474,781
6.00%, 1/15/2035	100,000	106,698
6.15%, 5/15/2034	200,000	214,624
Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	$227,000	$205,430
Series AD, 2.90%, 7/1/2050	150,000	96,882
Series AA, 3.00%, 2/1/2027	225,000	223,027
Series AF, 3.35%, 4/1/2051	145,000	102,212
3.95%, 3/1/2048 (a)	375,000	299,092
Series AI, 4.45%, 10/1/2032	270,000	269,020
4.95%, 4/1/2033	277,000	282,346
Series AQ, 4.95%, 8/15/2035	290,000	292,317
5.05%, 3/1/2035	250,000	252,797
5.15%, 3/1/2034	184,000	188,129
5.30%, 4/1/2053	600,000	572,154
CenterPoint Energy, Inc. 2.95%, 3/1/2030	355,000	336,402
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	296,000	256,440
CMS Energy Corp. 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	300,000	308,559
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	215,000	132,195
Series 130, 3.13%, 3/15/2051	400,000	265,684
Series 127, 3.20%, 11/15/2049	200,000	135,030
3.65%, 6/15/2046	497,000	379,286
3.70%, 8/15/2028	200,000	199,260
Series 123, 3.75%, 8/15/2047	490,000	374,135
Series 133, 3.85%, 3/15/2052	361,000	270,465
4.90%, 2/1/2033	300,000	307,200
5.30%, 2/1/2053	251,000	237,971
5.65%, 6/1/2054	200,000	198,656
Series 103, 5.90%, 3/15/2036	409,000	439,074
5.95%, 6/1/2055	170,000	176,593
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	245,109
4.95%, 1/15/2030	500,000	512,875
5.25%, 1/15/2053	417,000	395,208
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	263,000	174,887
Series 20A, 3.35%, 4/1/2030	282,000	273,187
3.60%, 6/15/2061	215,000	147,707
3.70%, 11/15/2059	250,000	174,643
Series 2017, 3.88%, 6/15/2047	464,000	360,055
3.95%, 3/1/2043	505,000	415,135
Series 20B, 3.95%, 4/1/2050	575,000	448,172

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.00%, 12/1/2028	$143,000	$143,536
Series A, 4.13%, 5/15/2049	200,000	159,052
Series C, 4.30%, 12/1/2056	525,000	414,456
4.45%, 3/15/2044	284,000	247,597
4.50%, 12/1/2045	322,000	277,335
4.50%, 5/15/2058	329,000	269,803
4.63%, 12/1/2054	263,000	221,933
Series E, 4.65%, 12/1/2048	313,000	271,092
5.13%, 3/15/2035	200,000	204,506
5.50%, 3/15/2034	201,000	211,128
5.50%, 3/15/2055	100,000	97,100
Series 09-C, 5.50%, 12/1/2039	150,000	153,389
5.75%, 11/15/2055	125,000	124,969
Series 06-A, 5.85%, 3/15/2036	351,000	373,345
6.15%, 11/15/2052	200,000	210,772
Series 2007-A, 6.30%, 8/15/2037	241,000	267,992
Series 08-B, 6.75%, 4/1/2038	251,000	287,116
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	150,000	154,794
5.60%, 6/15/2042	200,000	200,922
5.75%, 3/15/2054 (a)	280,000	278,180
5.80%, 3/1/2033 (a)	205,000	218,981
6.13%, 1/15/2034	200,000	216,884
6.25%, 10/1/2039	465,000	504,967
6.50%, 10/1/2053 (a)	647,000	705,793
Consumers Energy Co.:
3.10%, 8/15/2050	306,000	204,497
3.25%, 8/15/2046	200,000	144,562
3.50%, 8/1/2051	260,000	187,509
4.20%, 9/1/2052	200,000	160,990
4.50%, 1/15/2031	500,000	505,585
4.60%, 5/30/2029	280,000	284,589
4.63%, 5/15/2033	457,000	458,842
4.65%, 3/1/2028	216,000	219,456
4.70%, 1/15/2030 (a)	215,000	219,689
4.90%, 2/15/2029	350,000	358,876
5.05%, 5/15/2035	250,000	254,415
Dayton Power & Light Co. 4.55%, 8/15/2030 (b)	145,000	144,229
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	200,000	178,418
Series 2025, 5.30%, 1/15/2035	215,000	222,568
6.05%, 1/15/2038	220,000	236,922
6.25%, 10/15/2053	247,000	266,283
6.63%, 2/1/2032	103,000	114,709
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	254,000	192,964
Series C, 3.38%, 4/1/2030	283,000	272,976
Series B, 3.60%, 3/15/2027	221,000	219,926
Security Description	Principal Amount	Value
4.25%, 6/1/2028	$324,000	$325,008
Series A, 4.35%, 8/15/2032	250,000	245,482
4.60%, 5/15/2028	240,000	242,882
Series A, 4.60%, 3/15/2049	200,000	166,948
4.70%, 12/1/2044	288,000	252,688
Series B, 4.85%, 8/15/2052	229,000	197,167
Series C, 4.90%, 8/1/2041	205,000	189,270
5.00%, 6/15/2030	315,000	323,669
Series F, 5.25%, 8/1/2033 (a)	199,000	204,096
5.38%, 11/15/2032	293,000	304,424
5.45%, 3/15/2035 (a)	500,000	512,675
Series B, 5.95%, 6/15/2035	472,000	503,105
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	235,000	236,542
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	300,000	312,135
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	264,590
2.25%, 3/1/2030 (a)	412,000	383,337
2.95%, 3/1/2050	113,000	74,511
Series A, 3.00%, 3/1/2032	410,000	379,197
3.70%, 3/15/2045	200,000	156,472
3.75%, 8/15/2047	235,000	180,405
3.95%, 3/1/2049	363,000	286,287
Series A, 4.05%, 5/15/2048	576,000	467,902
4.25%, 5/14/2027	50,000	50,338
5.20%, 3/1/2034	375,000	386,962
5.25%, 5/15/2035	340,000	349,789
5.40%, 4/1/2053	279,000	271,280
5.85%, 5/15/2055	410,000	421,078
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2038	170,000	184,442
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	339,000	329,667
4.88%, 6/1/2028	225,000	228,870
4.95%, 7/1/2027	365,000	369,789
5.05%, 10/1/2035 (a)	500,000	499,885
5.10%, 3/1/2029	155,000	158,883
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	274,514
2.45%, 2/1/2030	200,000	187,510
2.85%, 3/15/2032	169,000	154,836
3.20%, 8/15/2049	200,000	136,818
3.45%, 4/15/2051	300,000	213,036
3.55%, 3/15/2052	200,000	143,844
3.70%, 12/1/2047	280,000	211,952
3.75%, 6/1/2045	361,000	284,197
4.00%, 9/30/2042	266,000	223,573
4.25%, 12/15/2041	244,000	214,679
4.85%, 3/15/2030	125,000	128,718
4.95%, 1/15/2033 (a)	810,000	834,664
5.25%, 3/15/2035	250,000	258,595
5.30%, 2/15/2040	425,000	430,686

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 1/15/2054 (a)	$580,000	$561,962
6.00%, 1/15/2038	174,000	187,485
6.05%, 4/15/2038	200,000	216,298
Duke Energy Carolinas Nc Storm Funding II LLC Series A-2, 5.07%, 1/1/2048	200,000	198,148
Duke Energy Carolinas SC Storm Funding LLC Series A-1, 4.90%, 3/1/2046	400,000	399,744
Duke Energy Corp.:
2.45%, 6/1/2030 (a)	736,000	682,721
2.55%, 6/15/2031	332,000	302,445
3.15%, 8/15/2027	177,000	174,965
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	150,000	145,752
3.30%, 6/15/2041	404,000	311,476
3.50%, 6/15/2051	678,000	470,451
3.95%, 8/15/2047	266,000	204,863
4.30%, 3/15/2028	451,000	453,535
4.50%, 8/15/2032 (a)	649,000	647,280
4.80%, 12/15/2045	250,000	221,875
4.85%, 1/5/2029	353,000	360,134
4.95%, 9/15/2035	235,000	233,160
5.00%, 12/8/2027	150,000	152,996
5.00%, 8/15/2052	360,000	317,851
5.45%, 6/15/2034 (a)	195,000	203,182
5.70%, 9/15/2055	320,000	311,264
5.80%, 6/15/2054	125,000	123,691
6.10%, 9/15/2053	307,000	317,475
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	251,997
2.40%, 12/15/2031 (a)	206,000	186,156
3.80%, 7/15/2028	173,000	172,820
3.85%, 11/15/2042	285,000	234,424
4.20%, 12/1/2030	250,000	250,300
4.85%, 12/1/2035 (a)	210,000	209,475
5.88%, 11/15/2033	207,000	223,508
6.20%, 11/15/2053	200,000	214,138
Duke Energy Florida Project Finance LLC:
Series 2026, 2.54%, 9/1/2031	281,478	272,322
Series 2032-A, 2.86%, 3/1/2035	150,000	138,965
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	196,844
Series YYY, 3.25%, 10/1/2049	333,000	227,549
5.40%, 4/1/2053	828,000	787,792
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	183,290
3.65%, 2/1/2029	365,000	361,470
5.25%, 4/1/2033	175,000	181,309
5.30%, 6/15/2035	165,000	170,283
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.50%, 8/15/2050	$839,000	$489,582
2.90%, 8/15/2051	350,000	220,517
3.60%, 9/15/2047	319,000	237,655
3.70%, 9/1/2028	201,000	200,270
4.00%, 4/1/2052	200,000	155,098
4.10%, 5/15/2042	200,000	170,302
4.15%, 12/1/2044	255,000	212,754
4.20%, 8/15/2045	401,000	333,664
4.35%, 3/6/2027 (a)	225,000	226,685
4.38%, 3/30/2044	150,000	128,618
5.05%, 3/15/2035	225,000	229,054
5.10%, 3/15/2034 (a)	168,000	173,132
5.35%, 3/15/2053	395,000	377,193
5.55%, 3/15/2055	180,000	177,730
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	128,861
Edison International:
4.13%, 3/15/2028	200,000	197,684
5.25%, 11/15/2028	300,000	304,011
5.25%, 3/15/2032 (a)	180,000	180,065
5.75%, 6/15/2027	493,000	501,869
6.25%, 3/15/2030	250,000	261,482
6.95%, 11/15/2029	200,000	212,928
Emera U.S. Finance LP 4.75%, 6/15/2046	538,000	459,942
Enel Chile SA 4.88%, 6/12/2028	380,000	384,841
Entergy Arkansas LLC:
2.65%, 6/15/2051	215,000	128,125
3.35%, 6/15/2052	400,000	271,436
4.00%, 6/1/2028	200,000	200,278
4.20%, 4/1/2049	250,000	201,963
5.15%, 1/15/2033	178,000	184,164
5.45%, 6/1/2034	180,000	188,240
Entergy Corp. 2.40%, 6/15/2031	329,000	295,554
Entergy Louisiana LLC:
2.90%, 3/15/2051	250,000	156,898
3.05%, 6/1/2031	215,000	201,715
3.12%, 9/1/2027	265,700	262,623
4.00%, 3/15/2033	577,000	556,643
4.20%, 9/1/2048	681,000	551,099
4.20%, 4/1/2050	198,000	158,156
4.95%, 1/15/2045	430,000	394,667
5.15%, 9/15/2034	155,000	158,567
5.35%, 3/15/2034	250,000	259,880
5.70%, 3/15/2054	265,000	264,094
5.80%, 3/15/2055	355,000	357,261
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	6,960
5.80%, 4/15/2055	250,000	251,642
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	89,364

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/15/2035	$290,000	$297,546
5.55%, 9/15/2054	252,000	244,594
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	347,000	236,328
3.45%, 4/15/2050	200,000	141,008
4.13%, 3/1/2042	250,000	210,320
4.70%, 3/13/2028	165,000	167,455
5.25%, 3/15/2035 (a)	300,000	306,372
5.70%, 3/15/2053	148,000	146,810
Evergy Metro, Inc.:
5.13%, 8/15/2035	185,000	186,974
5.40%, 4/1/2034 (a)	200,000	208,130
Evergy, Inc. 2.90%, 9/15/2029	398,000	379,413
Eversource Energy:
Series R, 1.65%, 8/15/2030	384,000	339,034
2.90%, 3/1/2027	249,000	245,604
Series M, 3.30%, 1/15/2028	180,000	176,771
3.38%, 3/1/2032	465,000	430,246
3.45%, 1/15/2050	200,000	141,956
4.45%, 12/15/2030	125,000	124,361
4.60%, 7/1/2027	156,000	157,064
5.13%, 5/15/2033 (a)	401,000	405,034
5.45%, 3/1/2028	665,000	681,765
Exelon Corp.:
2.75%, 3/15/2027	250,000	246,200
4.05%, 4/15/2030	491,000	486,522
4.45%, 4/15/2046	450,000	378,153
4.70%, 4/15/2050	339,000	290,330
4.95%, 6/15/2035	558,000	556,108
5.10%, 6/15/2045	346,000	320,216
5.15%, 3/15/2029	250,000	257,110
5.45%, 3/15/2034	277,000	288,158
5.60%, 3/15/2053	354,000	343,245
5.63%, 6/15/2035	194,000	203,112
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	511,621
Series B, 3.90%, 7/15/2027	450,000	448,506
FirstEnergy Transmission LLC 4.75%, 1/15/2033 (b)	500,000	499,140
Florida Power & Light Co.:
2.45%, 2/3/2032	450,000	406,314
2.88%, 12/4/2051	520,000	331,661
3.15%, 10/1/2049	314,000	215,109
3.70%, 12/1/2047	584,000	449,184
4.40%, 5/15/2028	789,000	798,855
4.63%, 5/15/2030	200,000	204,032
4.70%, 2/15/2036	125,000	123,906
4.80%, 5/15/2033	520,000	530,478
4.95%, 6/1/2035	205,000	208,007
5.05%, 4/1/2028	349,000	357,889
5.15%, 6/15/2029 (a)	250,000	259,757
5.30%, 6/15/2034 (a)	385,000	403,468
5.60%, 6/15/2054	180,000	180,974
Security Description	Principal Amount	Value
5.60%, 2/15/2066	$125,000	$123,448
5.65%, 2/1/2037 (a)	382,000	408,262
5.95%, 2/1/2038	197,000	213,970
Georgia Power Co.:
3.25%, 3/30/2027	280,000	278,202
4.00%, 10/1/2028	90,000	90,328
4.30%, 3/15/2042	445,600	390,078
4.30%, 3/15/2043	10,000	8,656
4.55%, 3/15/2030	300,000	304,965
4.65%, 5/16/2028	595,000	604,455
4.85%, 3/15/2031	490,000	502,740
4.95%, 5/17/2033 (a)	418,000	426,573
5.13%, 5/15/2052 (a)	342,000	319,130
5.20%, 3/15/2035	500,000	513,420
5.25%, 3/15/2034	502,000	518,491
5.50%, 10/1/2055 (a)	250,000	243,647
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	152,000	124,458
5.20%, 8/15/2034	180,000	185,098
Series MTN, 5.50%, 3/15/2053	200,000	195,452
Series MTN, 5.70%, 3/15/2055	500,000	498,325
Indiana Michigan Power Co.:
4.25%, 8/15/2048	227,000	183,727
Series K, 4.55%, 3/15/2046	196,000	170,197
5.63%, 4/1/2053	118,000	117,142
Interstate Power & Light Co.:
2.30%, 6/1/2030	133,000	122,081
3.50%, 9/30/2049 (a)	368,000	263,006
3.70%, 9/15/2046	210,000	156,920
4.95%, 9/30/2034	85,000	84,691
5.45%, 9/30/2054	195,000	184,846
5.60%, 6/29/2035	250,000	260,210
5.60%, 10/1/2055	280,000	271,939
6.25%, 7/15/2039	135,000	144,327
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030 (a)	200,000	195,868
5.75%, 4/1/2034	215,000	219,377
ITC Holdings Corp. 3.35%, 11/15/2027	200,000	197,726
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	180,000	179,816
4.40%, 1/15/2031 (b)	250,000	249,140
5.10%, 1/15/2035	145,000	146,782
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	153,727	150,014
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	207,401	198,878
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	191,221
4.38%, 10/1/2045	452,000	382,532

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 11/1/2040	$502,000	$492,854
5.85%, 8/15/2055	125,000	126,228
Louisville Gas & Electric Co.:
Series LOU, 5.45%, 4/15/2033	599,000	626,638
5.85%, 8/15/2055	105,000	105,958
MidAmerican Energy Co.:
2.70%, 8/1/2052 (a)	150,000	91,752
3.10%, 5/1/2027	454,000	449,573
3.15%, 4/15/2050	271,000	183,852
3.65%, 8/1/2048	338,000	253,378
3.95%, 8/1/2047	200,000	158,652
4.25%, 7/15/2049 (a)	223,000	182,811
5.30%, 2/1/2055	245,000	232,179
5.35%, 1/15/2034	150,000	156,602
5.50%, 11/15/2056	500,000	489,655
Series MTN, 5.75%, 11/1/2035	150,000	159,857
Series MTN, 5.80%, 10/15/2036	342,000	368,577
5.85%, 9/15/2054	385,000	396,311
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	171,000	146,792
National Grid PLC:
5.42%, 1/11/2034	555,000	574,364
5.81%, 6/12/2033	300,000	319,161
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	150,000	130,491
2.75%, 4/15/2032	586,000	529,732
3.70%, 3/15/2029	157,000	155,075
3.95%, 12/10/2027	155,000	155,574
Series D, 4.15%, 8/25/2028	315,000	316,647
4.30%, 12/10/2030	125,000	125,259
4.30%, 3/15/2049 (a)	234,000	196,523
4.75%, 2/7/2028	360,000	365,472
4.80%, 3/15/2028	457,000	465,381
Series GMTN, 4.85%, 2/7/2029	500,000	511,600
4.95%, 2/7/2030	386,000	397,198
Series MTN, 5.05%, 9/15/2028	220,000	225,685
5.80%, 1/15/2033 (a)	141,000	151,416
Series C, 8.00%, 3/1/2032	200,000	235,958
Nevada Power Co. Series EE, 3.13%, 8/1/2050	100,000	65,112
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	336,000	328,920
2.25%, 6/1/2030	1,340,000	1,232,666
2.44%, 1/15/2032 (a)	1,192,000	1,061,679
2.75%, 11/1/2029	426,000	405,897
3.55%, 5/1/2027 (a)	543,000	539,932
4.63%, 7/15/2027	630,000	637,163
Security Description	Principal Amount	Value
4.69%, 9/1/2027	$390,000	$394,598
4.85%, 2/4/2028	250,000	254,655
5.00%, 7/15/2032	656,000	672,033
5.05%, 3/15/2030 (a)	1,250,000	1,290,287
5.25%, 3/15/2034	250,000	256,567
5.25%, 2/28/2053	275,000	256,146
5.30%, 3/15/2032	500,000	521,205
5.45%, 3/15/2035	300,000	310,488
5.55%, 3/15/2054	281,000	271,682
5.90%, 3/15/2055	500,000	506,775
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	750,000	774,345
Northern States Power Co.:
2.25%, 4/1/2031	187,000	169,861
2.90%, 3/1/2050	459,500	301,446
3.20%, 4/1/2052	195,000	133,261
3.40%, 8/15/2042	350,000	274,057
4.50%, 6/1/2052	360,000	306,004
5.05%, 5/15/2035	250,000	254,970
5.10%, 5/15/2053	405,000	376,334
5.40%, 3/15/2054	295,000	286,159
5.65%, 6/15/2054	200,000	201,784
5.65%, 5/15/2055	145,000	145,725
6.20%, 7/1/2037	239,000	262,764
NSTAR Electric Co.:
3.10%, 6/1/2051 (a)	150,000	100,454
3.20%, 5/15/2027	508,700	504,010
3.95%, 4/1/2030	250,000	246,837
4.40%, 3/1/2044	140,000	120,753
4.55%, 6/1/2052	192,000	162,668
4.85%, 3/1/2030	350,000	357,644
5.20%, 3/1/2035	355,000	362,405
5.50%, 3/15/2040	155,000	156,741
Oglethorpe Power Corp.:
4.50%, 4/1/2047	250,000	209,228
5.38%, 11/1/2040	232,000	229,601
5.90%, 2/1/2055	140,000	138,628
6.20%, 12/1/2053	229,000	235,526
Ohio Edison Co. 6.88%, 7/15/2036	205,000	234,215
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	146,000	128,163
Series R, 2.90%, 10/1/2051	552,000	340,363
5.65%, 6/1/2034	200,000	208,738
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	91,586
4.15%, 4/1/2047	150,000	121,290
5.60%, 4/1/2053	500,000	490,745
5.80%, 4/1/2055	85,000	85,859
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	668,000	629,630
3.10%, 9/15/2049	322,000	213,921
3.70%, 11/15/2028	270,000	268,159
3.70%, 5/15/2050	200,000	147,044

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 9/30/2047	$626,000	$479,672
3.80%, 6/1/2049	207,000	156,395
4.10%, 11/15/2048	247,000	198,222
4.50%, 3/20/2027 (b)	345,000	347,719
4.55%, 9/15/2032	220,000	219,952
4.65%, 11/1/2029	350,000	355,701
4.95%, 9/15/2052	261,000	232,661
5.25%, 9/30/2040	306,000	302,955
5.30%, 6/1/2042	315,000	306,747
5.35%, 4/1/2035 (b)	105,000	108,313
5.80%, 4/1/2055 (b)	217,000	218,554
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	436,000	422,685
2.50%, 2/1/2031	895,000	805,545
3.25%, 6/1/2031	325,000	302,581
3.30%, 8/1/2040	332,000	251,819
3.50%, 8/1/2050	595,000	402,113
3.75%, 7/1/2028	235,000	231,882
3.75%, 8/15/2042	5,000	3,782
4.00%, 12/1/2046	278,000	208,439
4.20%, 3/1/2029	205,000	203,702
4.50%, 7/1/2040	878,600	766,473
4.55%, 7/1/2030	837,500	834,167
4.95%, 7/1/2050	1,033,000	874,682
5.00%, 6/4/2028	355,000	361,159
5.05%, 10/15/2032	250,000	251,537
5.70%, 3/1/2035	180,000	185,272
5.80%, 5/15/2034	155,000	161,150
5.90%, 6/15/2032	200,000	209,518
5.90%, 10/1/2054	160,000	153,507
6.00%, 8/15/2035	500,000	525,270
6.10%, 10/15/2055	250,000	245,835
6.15%, 1/15/2033	474,000	503,113
6.15%, 3/1/2055	290,000	287,686
6.40%, 6/15/2033	582,000	627,955
6.70%, 4/1/2053	320,000	338,650
6.75%, 1/15/2053	1,334,000	1,420,243
6.95%, 3/15/2034	350,000	389,585
PacifiCorp:
2.70%, 9/15/2030	275,000	252,711
2.90%, 6/15/2052	764,000	448,315
3.30%, 3/15/2051	248,000	158,465
4.15%, 2/15/2050	590,000	436,895
5.10%, 2/15/2029 (a)	395,000	403,299
5.30%, 2/15/2031	300,000	308,808
5.35%, 12/1/2053	995,000	872,207
5.45%, 2/15/2034	300,000	304,452
5.50%, 5/15/2054	328,000	293,393
5.80%, 1/15/2055	610,000	569,270
6.00%, 1/15/2039	165,000	167,648
6.25%, 10/15/2037	220,000	229,759
6.35%, 7/15/2038 (a)	143,000	149,647
PECO Energy Co.:
2.85%, 9/15/2051	266,000	165,354
3.70%, 9/15/2047	227,000	173,458
Security Description	Principal Amount	Value
3.90%, 3/1/2048	$329,000	$258,308
4.38%, 8/15/2052	222,000	183,290
4.60%, 5/15/2052	203,000	172,694
4.88%, 9/15/2035 (a)	115,000	116,036
5.25%, 9/15/2054	415,000	392,988
5.65%, 9/15/2055	174,000	173,697
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	278,903	259,138
PG&E Recovery Funding LLC Series A-1, 4.84%, 6/1/2035	130,183	132,283
PG&E Wildfire Recovery Funding LLC:
Series A-1, 4.02%, 6/1/2033	103,044	102,953
Series A-2, 4.26%, 6/1/2038	280,000	272,530
Series A-3, 4.38%, 6/3/2041	425,000	402,369
Series A-4, 4.45%, 12/1/2049	560,000	497,448
Series A-5, 4.67%, 12/1/2053	284,000	249,008
Series A-2, 4.72%, 6/1/2039	200,000	198,432
Series A-3, 5.08%, 6/1/2043	325,000	323,238
Series A-5, 5.10%, 6/1/2054	214,000	199,544
Series A-4, 5.21%, 12/1/2049	615,000	595,935
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	160,000	162,942
5.15%, 5/15/2030	140,000	144,252
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	117,834
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	146,274
4.85%, 2/15/2034	285,000	288,260
5.55%, 8/15/2055	150,000	149,340
6.25%, 5/15/2039	459,000	503,431
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	317,586
7.75%, 3/1/2031	283,000	324,273
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	136,800	121,681
3.60%, 9/15/2042	322,000	253,549
4.05%, 9/15/2049	215,000	168,231
Series 39, 4.50%, 6/1/2052	280,000	233,652
5.15%, 9/15/2035	250,000	253,395
5.35%, 5/15/2034	266,000	273,778
5.85%, 5/15/2055	500,000	508,010
6.50%, 8/1/2038	179,000	199,601

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	$366,000	$328,401
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	380,000	384,378
5.25%, 1/15/2033	241,000	247,401
5.45%, 1/15/2036 (a)	750,000	769,492
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	199,000	187,010
Series MTN, 2.70%, 5/1/2050	193,000	119,803
Series MTN, 3.00%, 3/1/2051	384,000	251,658
Series MTN, 3.10%, 3/15/2032	218,000	202,219
Series MTN, 3.15%, 1/1/2050	177,000	120,410
Series MTN, 3.60%, 12/1/2047	252,000	189,053
Series MTN, 3.80%, 3/1/2046	200,000	157,866
Series MTN, 4.05%, 5/1/2048	300,000	241,944
Series MTN, 4.65%, 3/15/2033	200,000	201,094
4.85%, 8/1/2034	250,000	252,205
4.90%, 8/15/2035	355,000	357,354
Series MTN, 4.90%, 12/15/2032	125,000	127,793
Series Q, 5.05%, 3/1/2035	235,000	240,118
Series MTN, 5.20%, 3/1/2034	252,000	259,615
5.30%, 8/1/2054	190,000	181,859
Series MTN, 5.45%, 3/1/2054	280,000	274,506
Series Q, 5.50%, 3/1/2055	150,000	147,458
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	310,000	274,874
2.45%, 11/15/2031	369,000	330,192
4.90%, 3/15/2030	180,000	184,151
5.40%, 3/15/2035	165,000	169,719
5.85%, 11/15/2027	200,000	206,222
5.88%, 10/15/2028	262,000	273,625
6.13%, 10/15/2033	160,000	172,286
Puget Energy, Inc.:
4.10%, 6/15/2030	125,000	122,420
5.73%, 3/15/2035 (a)	90,000	92,354
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	395,000	268,019
4.22%, 6/15/2048	210,000	171,043
5.33%, 6/15/2034	216,000	222,530
5.45%, 6/1/2053	550,000	529,600
5.60%, 9/15/2055	165,000	160,750
Security Description	Principal Amount	Value
5.69%, 6/15/2054	$105,000	$104,300
5.76%, 10/1/2039	150,000	156,533
6.27%, 3/15/2037	161,000	175,949
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	345,500	308,438
Series RRR, 3.75%, 6/1/2047	257,000	196,109
4.10%, 6/15/2049	160,000	126,810
4.95%, 8/15/2028	268,000	274,770
5.40%, 4/15/2035	135,000	139,901
5.55%, 4/15/2054	210,000	204,540
SCE Recovery Funding LLC:
4.45%, 3/15/2036	200,000	200,992
Series A-1, 4.70%, 6/15/2042	43,969	43,959
Series A-2, 5.11%, 12/14/2049	360,000	343,274
Sempra:
3.40%, 2/1/2028	441,000	434,482
3.80%, 2/1/2038	541,000	465,054
4.00%, 2/1/2048	425,000	324,976
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	400,089	392,795
5.50%, 8/1/2033 (a)	318,000	332,539
Sierra Pacific Power Co. 5.90%, 3/15/2054	200,000	200,490
Southern California Edison Co.:
2.25%, 6/1/2030	504,500	457,920
2.75%, 2/1/2032	130,000	115,684
3.45%, 2/1/2052	200,000	133,000
3.65%, 2/1/2050	529,000	369,633
Series H, 3.65%, 6/1/2051	375,000	256,691
Series 2013-A, 3.90%, 3/15/2043	233,000	178,916
4.00%, 4/1/2047	645,000	484,905
4.05%, 3/15/2042	309,000	246,131
Series C, 4.13%, 3/1/2048	396,000	300,865
4.50%, 9/1/2040	200,000	175,158
4.65%, 10/1/2043	308,000	262,049
Series D, 4.70%, 6/1/2027	194,000	195,490
Series B, 4.88%, 3/1/2049	278,000	233,350
5.15%, 6/1/2029	300,000	306,720
5.25%, 3/15/2030	95,000	97,478
5.30%, 3/1/2028	300,000	306,363
Series 2005-E, 5.35%, 7/15/2035	215,000	216,277
Series E, 5.45%, 6/1/2052	235,000	211,524
Series 2006-E, 5.55%, 1/15/2037	118,000	117,992
Series 2006-A, 5.63%, 2/1/2036	237,000	239,806
5.75%, 4/15/2054	300,000	281,397
5.85%, 11/1/2027	516,000	530,520
5.88%, 12/1/2053 (a)	210,000	201,453
5.90%, 3/1/2055	250,000	241,067

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 11/1/2032 (a)	$202,000	$213,981
Series 2008-A, 5.95%, 2/1/2038	300,000	306,660
Series 2004-B, 6.00%, 1/15/2034	350,000	367,503
6.20%, 9/15/2055 (a)	135,000	135,741
Southern Co.:
Series A, 3.70%, 4/30/2030	515,000	502,794
4.40%, 7/1/2046	593,000	501,109
4.85%, 6/15/2028	500,000	508,955
4.85%, 3/15/2035	250,000	247,062
5.20%, 6/15/2033	490,000	503,612
5.70%, 10/15/2032	255,000	270,246
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	125,000	124,800
Series B, 4.90%, 10/1/2035	125,000	123,736
5.15%, 9/15/2041	360,000	346,957
Southwestern Electric Power Co. Series L, 3.85%, 2/1/2048	251,000	187,193
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	148,635
3.40%, 8/15/2046 (a)	325,000	230,256
6.00%, 6/1/2054	380,000	389,280
System Energy Resources, Inc. 5.30%, 12/15/2034	635,000	642,214
Tampa Electric Co.:
2.40%, 3/15/2031	221,000	201,397
4.30%, 6/15/2048	200,000	165,656
5.15%, 3/1/2035	750,000	760,327
Toledo Edison Co. 6.15%, 5/15/2037	189,000	205,617
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	420,904
3.25%, 5/1/2051	15,000	10,035
4.00%, 6/15/2050	215,000	164,320
5.20%, 9/15/2034	145,000	148,381
Union Electric Co.:
2.15%, 3/15/2032	217,000	190,515
2.63%, 3/15/2051	200,000	120,614
3.90%, 9/15/2042	200,000	164,232
5.13%, 3/15/2055	145,000	133,048
5.25%, 4/15/2035	160,000	164,755
5.25%, 1/15/2054	240,000	224,280
8.45%, 3/15/2039	450,000	582,543
Virginia Electric & Power Co.:
2.40%, 3/30/2032	150,000	133,380
3.30%, 12/1/2049	226,000	155,874
Series B, 3.75%, 5/15/2027	238,000	237,536
Series A, 3.80%, 4/1/2028	252,000	251,022
Series B, 3.80%, 9/15/2047	270,000	207,004
Series C, 4.00%, 11/15/2046	251,000	199,660
Security Description	Principal Amount	Value
Series B, 4.20%, 5/15/2045	$295,000	$244,534
4.45%, 2/15/2044	367,000	317,477
Series C, 4.63%, 5/15/2052	251,000	211,495
Series D, 4.65%, 8/15/2043	233,000	209,178
Series C, 4.90%, 9/15/2035	500,000	498,045
5.00%, 4/1/2033	250,000	255,977
5.00%, 1/15/2034	400,000	405,488
5.05%, 8/15/2034	205,000	207,788
5.15%, 3/15/2035	500,000	509,105
5.30%, 8/15/2033 (a)	744,000	772,183
5.35%, 1/15/2054	285,000	267,187
5.45%, 4/1/2053	349,000	332,897
5.55%, 8/15/2054	285,000	276,806
Series D, 5.60%, 9/15/2055	235,000	228,648
5.70%, 8/15/2053 (a)	182,000	179,452
Series B, 6.00%, 1/15/2036	294,000	315,524
8.88%, 11/15/2038	306,000	408,902
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	375,000	383,805
WEC Energy Group, Inc.:
1.38%, 10/15/2027	200,000	191,238
2.20%, 12/15/2028	321,000	305,178
4.75%, 1/15/2028	185,000	187,768
5.15%, 10/1/2027	550,000	560,895
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	350,000	350,084
4.15%, 10/15/2030	155,000	154,887
4.60%, 10/1/2034	450,000	445,833
5.63%, 5/15/2033	174,000	186,427
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	295,000	214,217
4.95%, 4/1/2033	150,000	152,174
5.70%, 12/15/2055	250,000	245,572
Xcel Energy, Inc.:
2.60%, 12/1/2029	195,200	183,226
3.40%, 6/1/2030	189,000	181,701
3.50%, 12/1/2049	875,000	628,311
4.60%, 6/1/2032	469,000	466,908
4.75%, 3/21/2028	114,000	115,449
5.45%, 8/15/2033	200,000	206,618
5.50%, 3/15/2034	365,000	376,749
5.60%, 4/15/2035	225,000	233,307
6.50%, 7/1/2036	160,000	175,496
		199,983,850
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	200,000	179,788
Emerson Electric Co.:
1.80%, 10/15/2027	458,000	443,133
5.00%, 3/15/2035	415,000	425,433
5.25%, 11/15/2039	150,000	153,131
		1,201,485

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Allegion PLC 3.50%, 10/1/2029	$340,000	$331,405
Allegion U.S. Holding Co., Inc.:
5.41%, 7/1/2032	200,000	208,196
5.60%, 5/29/2034	200,000	208,846
Amphenol Corp.:
2.20%, 9/15/2031	131,000	116,995
2.80%, 2/15/2030	491,000	466,249
3.80%, 11/15/2027	260,000	259,813
3.90%, 11/15/2028	365,000	364,555
4.13%, 11/15/2030	145,000	144,250
4.35%, 6/1/2029	163,000	164,643
4.38%, 6/12/2028	335,000	338,219
4.40%, 2/15/2033	545,000	539,272
4.63%, 2/15/2036	350,000	343,213
5.00%, 1/15/2035 (a)	185,000	188,423
5.05%, 4/5/2029	300,000	308,811
5.25%, 4/5/2034	200,000	207,922
5.30%, 11/15/2055	110,000	105,206
Arrow Electronics, Inc.:
2.95%, 2/15/2032	115,000	102,811
3.88%, 1/12/2028	197,000	195,554
5.15%, 8/21/2029	160,000	163,646
5.88%, 4/10/2034	305,000	318,322
Avnet, Inc. 6.25%, 3/15/2028	200,000	207,204
Flex Ltd.:
5.25%, 1/15/2032 (a)	450,000	458,851
5.38%, 11/13/2035	280,000	279,544
6.00%, 1/15/2028	145,000	149,737
Fortive Corp. 4.30%, 6/15/2046	172,000	141,950
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	185,173
1.75%, 9/1/2031	267,000	233,203
1.95%, 6/1/2030	343,000	313,012
2.70%, 8/15/2029	395,000	376,956
3.81%, 11/21/2047	250,000	195,525
4.50%, 1/15/2034	200,000	198,122
4.70%, 2/1/2030	200,000	204,358
4.88%, 9/1/2029	405,000	416,190
4.95%, 2/15/2028	449,000	458,460
4.95%, 9/1/2031	307,000	317,248
5.00%, 2/15/2033	437,000	449,568
5.00%, 3/1/2035	695,000	707,461
5.25%, 3/1/2054	200,000	189,058
5.35%, 3/1/2064	170,000	161,475
5.70%, 3/15/2036	250,000	265,895
5.70%, 3/15/2037	367,000	388,983
Hubbell, Inc.:
3.50%, 2/15/2028	413,000	408,771
4.80%, 11/15/2035 (a)	105,000	104,365
Jabil, Inc.:
3.00%, 1/15/2031	350,000	326,071
Security Description	Principal Amount	Value
3.60%, 1/15/2030	$255,000	$247,235
4.25%, 5/15/2027	400,000	400,756
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	143,708
4.60%, 4/6/2027	330,000	331,647
4.95%, 10/15/2034	379,000	382,051
5.35%, 7/30/2030 (a)	225,000	234,644
TD SYNNEX Corp.:
2.65%, 8/9/2031	200,000	179,756
4.30%, 1/17/2029	320,000	319,306
5.30%, 10/10/2035 (a)	500,000	495,675
Trimble, Inc.:
4.90%, 6/15/2028	367,000	372,406
6.10%, 3/15/2033 (a)	465,000	500,907
Tyco Electronics Group SA:
3.13%, 8/15/2027	302,000	299,294
4.50%, 2/9/2031	459,000	464,099
5.00%, 5/9/2035	290,000	293,770
Vontier Corp. 2.40%, 4/1/2028	255,000	244,463
		17,123,248
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033 (a)	150,000	158,070
6.35%, 8/18/2028	200,000	210,552
		368,622
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	518,000	451,660
1.75%, 2/15/2032	326,000	281,276
2.30%, 3/1/2030	372,000	345,651
3.05%, 3/1/2050	221,000	149,708
3.38%, 11/15/2027	200,500	199,097
3.95%, 5/15/2028 (a)	371,000	371,568
4.75%, 7/15/2030	115,000	117,716
5.00%, 12/15/2033	125,000	129,194
5.00%, 4/1/2034	222,000	227,570
5.15%, 3/15/2035 (a)	180,000	185,877
5.20%, 11/15/2034	151,000	156,253
Veralto Corp. 5.45%, 9/18/2033	400,000	417,660
Waste Connections, Inc.:
2.60%, 2/1/2030	423,000	398,783
3.20%, 6/1/2032	165,000	153,503
3.50%, 5/1/2029 (a)	200,000	196,622
4.25%, 12/1/2028	381,000	383,743
5.25%, 9/1/2035 (a)	290,000	300,309
Waste Management, Inc.:
1.15%, 3/15/2028	214,000	201,757
1.50%, 3/15/2031	329,000	287,247
2.00%, 6/1/2029	304,000	284,356
3.15%, 11/15/2027	257,000	254,080
4.15%, 4/15/2032 (a)	460,000	455,832

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2028	$500,000	$506,630
4.63%, 2/15/2030	370,000	377,011
4.63%, 2/15/2033 (a)	229,000	232,039
4.65%, 3/15/2030	500,000	509,695
4.80%, 3/15/2032	200,000	204,560
4.88%, 2/15/2034 (a)	500,000	513,135
4.95%, 3/15/2035	335,000	340,293
5.35%, 10/15/2054 (a)	330,000	321,394
		8,954,219
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	205,000	188,526
3.13%, 4/24/2050	120,000	78,431
4.15%, 3/15/2028	228,000	228,062
4.55%, 3/21/2031	500,000	497,915
4.75%, 3/23/2035 (a)	415,000	401,222
4.80%, 3/15/2048 (a)	696,000	602,806
5.20%, 3/21/2029	250,000	256,145
5.25%, 10/13/2054 (a)	320,000	290,941
Conagra Brands, Inc.:
4.85%, 11/1/2028	556,000	562,483
5.00%, 8/1/2030 (a)	321,000	324,701
5.30%, 11/1/2038	407,000	388,941
5.75%, 8/1/2035 (a)	252,000	257,252
7.00%, 10/1/2028	300,000	319,803
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	210,000	185,663
5.75%, 3/15/2035 (a)	140,000	140,455
6.20%, 3/15/2055 (a)	715,000	671,950
General Mills, Inc.:
2.25%, 10/14/2031	403,000	357,844
2.88%, 4/15/2030	740,000	700,025
3.00%, 2/1/2051 (a)	240,000	155,285
4.15%, 2/15/2043	200,000	167,186
4.88%, 1/30/2030 (a)	355,000	363,218
5.25%, 1/30/2035 (a)	207,000	211,250
5.40%, 6/15/2040	307,000	308,326
Hershey Co.:
1.70%, 6/1/2030	339,000	305,744
3.13%, 11/15/2049	397,000	271,854
3.38%, 8/15/2046	129,000	95,455
4.25%, 5/4/2028	232,000	234,190
4.95%, 2/24/2032	172,000	178,238
Hormel Foods Corp.:
1.70%, 6/3/2028	205,000	194,764
1.80%, 6/11/2030	205,000	185,138
3.05%, 6/3/2051	745,000	487,789
4.80%, 3/30/2027	350,000	353,770
Ingredion, Inc. 2.90%, 6/1/2030	355,000	334,375
J.M. Smucker Co.:
2.13%, 3/15/2032	200,000	173,116
2.38%, 3/15/2030	200,000	185,782
4.25%, 3/15/2035	422,000	397,891
4.38%, 3/15/2045	350,000	292,887
Security Description	Principal Amount	Value
6.20%, 11/15/2033	$350,000	$379,288
6.50%, 11/15/2053 (a)	365,000	394,952
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	505,000	390,860
5.75%, 4/1/2033 (a)	266,000	277,544
6.75%, 3/15/2034	246,000	271,311
7.25%, 11/15/2053	1,000,000	1,115,180
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (b)	500,000	507,415
6.25%, 3/1/2056 (b)	500,000	498,160
6.38%, 4/15/2066 (b)	355,000	352,760
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (b)	230,000	234,232
Kellanova:
2.10%, 6/1/2030	196,000	179,340
3.40%, 11/15/2027	546,000	541,665
4.50%, 4/1/2046	228,000	200,968
5.75%, 5/16/2054	300,000	300,945
Series B, 7.45%, 4/1/2031	300,000	343,134
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	260,000	269,745
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (a)	336,000	328,860
4.25%, 3/1/2031	379,000	374,789
4.38%, 6/1/2046	798,000	659,802
4.63%, 10/1/2039	469,000	428,994
4.88%, 10/1/2049	785,000	676,026
5.00%, 6/4/2042	534,000	489,934
5.20%, 3/15/2032	266,000	273,507
5.50%, 6/1/2050	200,000	187,124
6.50%, 2/9/2040	700,000	754,201
6.75%, 3/15/2032	176,000	194,220
Kroger Co.:
1.70%, 1/15/2031	247,000	217,567
3.70%, 8/1/2027	353,000	351,747
3.88%, 10/15/2046	736,000	572,402
3.95%, 1/15/2050	370,000	283,205
4.45%, 2/1/2047	706,400	595,050
5.00%, 9/15/2034	403,000	405,374
5.40%, 1/15/2049	381,000	363,882
5.50%, 9/15/2054	540,000	515,192
5.65%, 9/15/2064	330,000	314,556
McCormick & Co., Inc.:
2.50%, 4/15/2030	400,000	371,744
4.20%, 8/15/2047	260,000	211,528
4.70%, 10/15/2034	265,000	261,128
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	146,000	127,071
2.63%, 9/4/2050 (a)	429,000	256,345

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 4/13/2030	$322,000	$303,334
3.00%, 3/17/2032	100,000	91,726
4.25%, 5/6/2028	315,000	316,723
4.50%, 5/6/2030	190,000	191,820
4.75%, 2/20/2029	500,000	509,755
5.13%, 5/6/2035 (a)	250,000	255,613
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	331,000	305,278
4.25%, 4/15/2031	300,000	291,471
6.25%, 7/1/2033	200,000	213,540
Sysco Corp.:
2.40%, 2/15/2030	187,000	174,022
3.15%, 12/14/2051	200,000	133,302
3.25%, 7/15/2027	299,000	296,073
4.50%, 4/1/2046	355,000	304,760
5.10%, 9/23/2030	350,000	361,158
5.40%, 3/23/2035	355,000	367,723
5.75%, 1/17/2029 (a)	473,000	494,384
5.95%, 4/1/2030	347,000	367,962
6.60%, 4/1/2050 (a)	297,078	326,682
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	655,499
4.35%, 3/1/2029	614,000	615,498
4.55%, 6/2/2047	422,000	362,528
4.88%, 8/15/2034 (a)	200,000	199,326
5.40%, 3/15/2029	495,000	511,870
5.70%, 3/15/2034 (a)	105,000	110,741
		34,581,958
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (a)	200,000	179,026
Georgia-Pacific LLC:
7.75%, 11/15/2029 (a)	208,000	234,716
8.88%, 5/15/2031	214,000	259,528
International Paper Co.:
4.35%, 8/15/2048 (a)	315,000	254,766
6.00%, 11/15/2041	494,000	512,130
7.30%, 11/15/2039	700,000	817,096
Suzano Austria GmbH:
3.13%, 1/15/2032 (a)	602,000	537,706
3.75%, 1/15/2031	416,500	392,660
5.00%, 1/15/2030	300,000	300,063
6.00%, 1/15/2029	690,000	710,155
Suzano Netherlands BV 5.50%, 1/15/2036	290,000	287,007
		4,484,853
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	149,000	130,628
2.63%, 9/15/2029	320,000	304,202
2.85%, 2/15/2052	233,000	144,700
3.00%, 6/15/2027	256,000	253,363
3.38%, 9/15/2049	461,000	324,479
Security Description	Principal Amount	Value
4.13%, 10/15/2044 (a)	$150,000	$126,633
4.13%, 3/15/2049	303,000	242,882
4.15%, 1/15/2043 (a)	150,000	127,572
5.00%, 12/15/2054 (a)	90,000	81,930
5.20%, 8/15/2035 (a)	337,000	347,562
5.45%, 1/15/2056	105,000	101,702
5.50%, 6/15/2041	155,000	158,943
5.75%, 10/15/2052 (a)	300,000	303,540
5.90%, 11/15/2033	105,000	113,593
6.20%, 11/15/2053	200,000	216,114
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,117,000	996,431
4.40%, 7/1/2032	250,000	247,327
National Fuel Gas Co.:
2.95%, 3/1/2031	221,000	201,645
5.50%, 3/15/2030	195,000	201,006
5.95%, 3/15/2035	230,000	240,725
NiSource, Inc.:
1.70%, 2/15/2031	375,000	329,096
3.49%, 5/15/2027	469,000	466,078
3.60%, 5/1/2030	300,000	291,636
4.38%, 5/15/2047	504,000	418,406
4.80%, 2/15/2044	255,000	229,543
5.00%, 6/15/2052	519,000	460,389
5.20%, 7/1/2029	239,000	246,383
5.25%, 3/30/2028 (a)	472,000	484,064
5.35%, 4/1/2034	200,000	206,240
5.40%, 6/30/2033	229,000	237,555
5.65%, 2/1/2045	325,000	323,206
5.85%, 4/1/2055	291,000	290,249
5 yr. CMT + 2.53%, 6.38%, 3/31/2055 (c)	100,000	103,608
ONE Gas, Inc. 5.10%, 4/1/2029	527,000	542,631
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	286,000	260,758
3.35%, 6/1/2050	375,000	257,955
5.40%, 6/15/2033	150,000	155,957
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	485,000	457,171
3.75%, 9/15/2042	350,000	280,126
Series VV, 4.30%, 1/15/2049	587,000	479,726
5.05%, 9/1/2034	95,000	96,596
Series MM, 5.13%, 11/15/2040	250,000	246,247
5.45%, 6/15/2035 (a)	500,000	520,675
5.75%, 6/1/2053	617,000	614,328
6.00%, 6/15/2055	475,000	488,390
6.35%, 11/15/2052 (a)	579,000	626,872

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	$140,000	$90,889
3.95%, 10/1/2046	290,000	227,505
Series A, 4.05%, 9/15/2028	70,000	70,036
4.40%, 5/30/2047	298,000	248,413
4.95%, 9/15/2034	250,000	250,922
Series B, 5.10%, 9/15/2035	125,000	125,984
5.75%, 9/15/2033	265,000	281,046
5.88%, 3/15/2041	215,000	222,366
Southwest Gas Corp.:
4.05%, 3/15/2032	200,000	192,964
4.15%, 6/1/2049	150,000	117,936
5.45%, 3/23/2028	281,000	288,062
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	215,000	220,345
		16,315,330
HAND & MACHINE TOOLS — 0.0% *
Regal Rexnord Corp. 6.40%, 4/15/2033	428,000	460,361
Snap-on, Inc.:
3.10%, 5/1/2050	209,000	141,932
4.10%, 3/1/2048 (a)	200,000	164,656
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (a)	625,000	371,131
3.00%, 5/15/2032	200,000	181,026
4.25%, 11/15/2028 (a)	528,000	528,729
6.00%, 3/6/2028	200,000	207,552
		2,055,387
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028	233,000	221,436
1.40%, 6/30/2030	200,000	179,012
4.75%, 11/30/2036	515,000	517,755
4.75%, 4/15/2043 (a)	275,000	260,095
4.90%, 11/30/2046	937,000	882,410
Agilent Technologies, Inc.:
2.10%, 6/4/2030	433,000	395,541
2.30%, 3/12/2031	251,000	227,218
Baxter International, Inc.:
1.92%, 2/1/2027	727,000	709,537
2.27%, 12/1/2028	523,000	493,712
2.54%, 2/1/2032 (a)	420,000	366,013
3.13%, 12/1/2051 (a)	335,000	210,501
4.45%, 2/15/2029	190,000	190,488
4.90%, 12/15/2030 (a)	250,000	251,670
5.65%, 12/15/2035	415,000	420,947
Boston Scientific Corp.:
2.65%, 6/1/2030	376,000	353,820
4.55%, 3/1/2039	418,000	398,308
4.70%, 3/1/2049 (a)	200,000	179,536
Security Description	Principal Amount	Value
Danaher Corp.:
2.80%, 12/10/2051	$300,000	$188,961
4.38%, 9/15/2045	150,000	131,043
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	196,000	181,112
DH Europe Finance II SARL 2.60%, 11/15/2029	464,000	439,756
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	115,000	115,329
4.80%, 8/14/2029	150,000	153,380
4.80%, 1/15/2031	250,000	254,640
4.95%, 12/15/2035 (a)	355,000	354,702
5.50%, 6/15/2035 (a)	250,000	259,918
5.65%, 11/15/2027	577,000	593,843
5.86%, 3/15/2030	406,000	429,341
5.91%, 11/22/2032	530,000	570,603
Koninklijke Philips NV 6.88%, 3/11/2038	366,000	411,523
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	550,000	553,922
4.50%, 3/30/2033 (a)	235,000	235,888
Medtronic, Inc. 4.38%, 3/15/2035	812,000	797,563
Revvity, Inc.:
2.25%, 9/15/2031	296,000	260,640
3.30%, 9/15/2029 (a)	323,000	311,201
Smith & Nephew PLC 5.40%, 3/20/2034 (a)	369,000	381,077
Solventum Corp.:
5.40%, 3/1/2029	291,000	301,493
5.45%, 2/25/2027	131,000	132,881
5.45%, 3/13/2031	250,000	260,773
5.60%, 3/23/2034	565,000	588,272
5.90%, 4/30/2054 (a)	290,000	291,923
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	205,000	151,967
Stryker Corp.:
1.95%, 6/15/2030	158,000	143,475
4.10%, 4/1/2043	200,000	169,758
4.25%, 9/11/2029 (a)	390,000	391,993
4.55%, 2/10/2027	250,000	251,713
4.63%, 3/15/2046	292,000	260,963
4.70%, 2/10/2028	361,000	366,061
4.85%, 12/8/2028	200,000	204,860
4.85%, 2/10/2030	580,000	595,097
5.20%, 2/10/2035	115,000	118,195
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	233,000	219,947
2.00%, 10/15/2031 (a)	270,000	240,913
2.60%, 10/1/2029	220,000	209,169
2.80%, 10/15/2041	366,000	270,953
4.10%, 8/15/2047	185,000	153,824
4.20%, 3/1/2031	250,000	249,910
4.47%, 10/7/2032	250,000	250,623

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.79%, 10/7/2035	$175,000	$175,539
4.80%, 11/21/2027	200,000	203,652
4.89%, 10/7/2037	125,000	124,290
4.95%, 11/21/2032 (a)	125,000	129,076
5.00%, 1/31/2029	360,000	370,634
5.09%, 8/10/2033	216,000	224,089
5.20%, 1/31/2034	220,000	228,921
5.40%, 8/10/2043	377,000	379,205
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	185,000	167,290
4.70%, 2/19/2027 (a)	200,000	201,636
5.20%, 9/15/2034 (a)	700,000	713,804
5.50%, 2/19/2035	250,000	259,343
		21,884,683
HEALTH CARE SERVICES — 0.9%
Adventist Health System:
3.63%, 3/1/2049	150,000	102,239
Series 2025, 4.74%, 12/1/2030	125,000	125,541
5.43%, 3/1/2032 (a)	200,000	204,750
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	139,000	99,392
4.27%, 8/15/2048	200,000	167,538
Aetna, Inc.:
6.63%, 6/15/2036	457,000	503,116
6.75%, 12/15/2037	334,000	368,215
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	400,000	248,228
5.02%, 7/1/2045	210,000	193,969
Allina Health System:
Series 2021, 2.90%, 11/15/2051	150,000	95,135
Series 2019, 3.89%, 4/15/2049	325,000	252,980
Ascension Health:
Series B, 3.11%, 11/15/2039	313,000	249,411
3.95%, 11/15/2046	561,000	456,043
Series 2025, 4.08%, 11/15/2028	250,000	251,107
Series 2025, 4.29%, 11/15/2030	250,000	250,570
4.85%, 11/15/2053	200,000	180,394
Series 2025, 4.92%, 11/15/2035	250,000	250,505
Banner Health:
2.91%, 1/1/2051	177,000	113,438
Series 2020, 3.18%, 1/1/2050 (a)	150,000	102,711
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	350,000	250,019
Security Description	Principal Amount	Value
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	$325,000	$205,826
4.19%, 11/15/2045	410,000	345,273
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	195,000	127,331
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	259,000	252,958
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	300,000	205,668
Centene Corp.:
2.45%, 7/15/2028	405,000	379,088
2.50%, 3/1/2031	677,000	584,028
2.63%, 8/1/2031	385,000	330,796
3.00%, 10/15/2030	535,000	478,697
3.38%, 2/15/2030	664,000	611,292
4.25%, 12/15/2027	838,000	832,938
4.63%, 12/15/2029	1,226,000	1,188,840
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	238,000	153,229
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	300,000	250,383
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	460,000	286,470
Cigna Group:
2.38%, 3/15/2031	573,000	518,840
2.40%, 3/15/2030	753,000	699,183
3.05%, 10/15/2027	300,000	295,671
3.40%, 3/1/2027	400,000	397,472
3.40%, 3/15/2050	508,000	355,453
3.40%, 3/15/2051	200,000	138,934
4.38%, 10/15/2028	807,000	814,198
4.50%, 9/15/2030	355,000	357,538
4.80%, 8/15/2038	779,000	746,897
4.80%, 7/15/2046	400,000	355,292
4.88%, 9/15/2032	250,000	253,217
4.90%, 12/15/2048	552,000	492,069
5.00%, 5/15/2029	660,000	677,754
5.25%, 2/15/2034	508,000	522,422
5.25%, 1/15/2036	350,000	356,076
5.40%, 3/15/2033	405,000	421,848
5.60%, 2/15/2054	1,138,000	1,105,647
6.00%, 1/15/2056 (a)	165,000	169,760
Cigna Holding Co. 5.38%, 2/15/2042	115,000	109,466
City of Hope Series 2013, 5.62%, 11/15/2043	145,000	143,163

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Clinic Foundation 4.86%, 1/1/2114	$200,000	$169,686
CommonSpirit Health:
2.78%, 10/1/2030	325,000	302,591
AGM, 3.82%, 10/1/2049	200,000	149,588
3.91%, 10/1/2050	200,000	149,612
4.19%, 10/1/2049	300,000	235,506
4.35%, 9/1/2030	210,000	209,244
4.35%, 11/1/2042	400,000	348,260
4.83%, 9/1/2035	250,000	247,425
4.98%, 9/1/2035	210,000	207,650
5.32%, 12/1/2034	400,000	407,688
5.58%, 9/1/2045	180,000	176,060
5.66%, 9/1/2055	200,000	193,784
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	485,000	309,590
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	250,000	179,690
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	388,000	272,865
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	306,000	238,478
Dignity Health 5.27%, 11/1/2064 (a)	739,000	663,304
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	200,000	161,088
Elevance Health, Inc.:
2.25%, 5/15/2030	404,000	370,868
2.55%, 3/15/2031	416,000	379,862
2.88%, 9/15/2029	503,000	479,188
3.13%, 5/15/2050	665,000	435,216
3.60%, 3/15/2051	473,000	337,329
3.65%, 12/1/2027	298,000	296,599
3.70%, 9/15/2049	287,000	211,215
4.00%, 9/15/2028	230,000	229,637
4.10%, 3/1/2028	367,700	368,193
4.55%, 3/1/2048	437,000	371,773
4.55%, 5/15/2052	334,000	276,332
4.60%, 9/15/2032	250,000	249,492
4.63%, 5/15/2042	181,000	162,676
4.65%, 1/15/2043	210,000	188,221
4.65%, 8/15/2044	339,000	298,754
4.75%, 2/15/2030 (a)	245,000	249,826
4.95%, 11/1/2031	282,000	288,102
5.00%, 1/15/2036 (a)	145,000	144,256
5.13%, 2/15/2053 (a)	222,000	200,508
5.20%, 2/15/2035	455,000	464,605
5.38%, 6/15/2034	350,000	361,634
Security Description	Principal Amount	Value
5.50%, 10/15/2032 (a)	$179,000	$188,371
5.70%, 2/15/2055 (a)	615,000	600,363
5.70%, 9/15/2055 (a)	250,000	245,417
5.85%, 11/1/2064	262,000	257,232
6.10%, 10/15/2052	300,000	309,201
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	360,000	229,939
HCA, Inc.:
3.13%, 3/15/2027	365,000	361,222
3.50%, 9/1/2030	960,000	923,414
3.50%, 7/15/2051	477,000	324,007
3.63%, 3/15/2032	703,000	664,061
4.13%, 6/15/2029	574,000	571,957
4.30%, 11/15/2030	105,000	104,597
4.50%, 2/15/2027	757,700	759,321
4.60%, 11/15/2032	125,000	124,064
4.63%, 3/15/2052	372,000	303,515
4.90%, 11/15/2035	210,000	207,243
5.13%, 6/15/2039	317,000	306,133
5.20%, 6/1/2028 (a)	400,000	409,956
5.25%, 6/15/2049	978,000	885,305
5.45%, 4/1/2031	190,000	198,259
5.45%, 9/15/2034	69,000	71,024
5.50%, 6/1/2033	200,000	208,078
5.50%, 6/15/2047	839,000	793,342
5.60%, 4/1/2034	205,000	213,846
5.63%, 9/1/2028	528,000	544,278
5.70%, 11/15/2055	155,000	147,992
5.75%, 3/1/2035	200,000	209,916
5.88%, 2/1/2029	414,000	431,305
5.90%, 6/1/2053	1,513,000	1,482,710
5.95%, 9/15/2054	503,000	497,588
6.00%, 4/1/2054	435,000	432,955
6.10%, 4/1/2064	325,000	322,683
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052 (a)	200,000	151,736
Humana, Inc.:
1.35%, 2/3/2027	361,000	350,397
2.15%, 2/3/2032 (a)	565,000	489,736
3.70%, 3/23/2029	321,000	315,045
4.63%, 12/1/2042	220,000	189,343
4.88%, 4/1/2030	100,000	101,365
5.38%, 4/15/2031	428,000	442,201
5.50%, 3/15/2053	200,000	182,132
5.55%, 5/1/2035	290,000	295,965
5.75%, 3/1/2028	218,000	224,741
5.75%, 12/1/2028	200,000	208,070
5.88%, 3/1/2033 (a)	200,000	210,128
6.00%, 5/1/2055	300,000	292,164
Icon Investments Six DAC:
5.81%, 5/8/2027	250,000	255,030
6.00%, 5/8/2034	200,000	211,586

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	$220,000	$175,800
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	283,000	204,816
Iowa Health System Series 2020, 3.67%, 2/15/2050	208,000	154,827
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	309,312
6.25%, 2/1/2029	200,000	210,868
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	405,000	323,020
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	595,000	388,696
Series 2019, 3.27%, 11/1/2049	555,000	387,440
4.15%, 5/1/2047	692,000	576,429
4.88%, 4/1/2042	200,000	188,860
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031 (a)	200,000	183,486
4.35%, 4/1/2030	350,000	350,311
4.55%, 4/1/2032 (a)	250,000	249,727
4.70%, 2/1/2045 (a)	209,000	186,014
4.80%, 10/1/2034	458,000	453,915
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	300,000	206,241
Series 2020, 3.34%, 7/1/2060	225,000	147,411
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	257,000	164,637
Series 2016, 4.13%, 11/15/2052	100,000	80,010
Memorial Health Services 3.45%, 11/1/2049	372,000	265,050
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	312,000	204,276
4.13%, 7/1/2052 (a)	224,000	180,136
Series 2015, 4.20%, 7/1/2055 (a)	295,000	238,726
Methodist Hospital Series 20A, 2.71%, 12/1/2050	276,000	170,229
Montefiore Obligated Group 4.29%, 9/1/2050	227,000	159,157
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	150,000	104,312
Security Description	Principal Amount	Value
MyMichigan Health Series 2020, 3.41%, 6/1/2050	$210,000	$146,122
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	210,000	144,029
4.02%, 8/1/2045	333,000	275,424
4.06%, 8/1/2056	200,000	156,010
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (a)	350,000	274,886
4.26%, 11/1/2047	436,000	358,200
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	150,000	92,856
Novant Health, Inc.:
2.64%, 11/1/2036	200,000	159,556
3.17%, 11/1/2051	200,000	132,414
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	200,000	122,216
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	210,000	143,722
4.37%, 7/1/2047	200,000	174,860
4.78%, 7/1/2044	328,000	298,818
OhioHealth Corp.:
2.30%, 11/15/2031	350,000	314,384
2.83%, 11/15/2041	200,000	147,990
Orlando Health Obligated Group:
4.09%, 10/1/2048	220,000	178,015
5.48%, 10/1/2035	200,000	208,602
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	301,000	197,655
Series 2018, 4.79%, 11/15/2048 (a)	250,000	215,472
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	200,000	142,052
2.86%, 1/1/2052	200,000	125,994
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	177,460
Providence St. Joseph Health Obligated Group:
Series I, 3.74%, 10/1/2047	220,000	167,182
Series A, 3.93%, 10/1/2048	400,000	310,456
5.37%, 10/1/2032	225,000	232,729
5.40%, 10/1/2033	111,000	114,374
Queen's Health Systems 4.81%, 7/1/2052	300,000	268,356

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	$339,000	$312,483
2.95%, 6/30/2030	285,000	269,587
4.20%, 6/30/2029	266,000	266,830
4.63%, 12/15/2029 (a)	260,000	264,311
6.40%, 11/30/2033	195,000	215,904
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	205,000	126,721
SSM Health Care Corp. Series A, 3.82%, 6/1/2027 (a)	200,000	200,004
Stanford Health Care:
3.03%, 8/15/2051	150,000	98,379
Series 2018, 3.80%, 11/15/2048	360,000	279,684
Sutter Health:
Series 20A, 2.29%, 8/15/2030	260,000	239,177
Series 20A, 3.16%, 8/15/2040	200,000	158,074
Series 20A, 3.36%, 8/15/2050	378,000	265,352
Series 2018, 4.09%, 8/15/2048	312,000	253,775
Series 2025, 5.54%, 8/15/2035	355,000	370,758
Toledo Hospital:
Series B, 5.33%, 11/15/2028	200,000	202,792
AGM, 5.75%, 11/15/2038	414,000	418,856
6.02%, 11/15/2048	200,000	191,796
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	517,000	379,649
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	200,000	187,120
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	261,700	238,689
2.75%, 5/15/2040 (a)	325,000	243,230
2.88%, 8/15/2029	487,000	467,520
2.90%, 5/15/2050	246,000	157,169
2.95%, 10/15/2027	432,000	425,913
3.05%, 5/15/2041	310,000	234,971
3.25%, 5/15/2051	717,000	484,706
3.38%, 4/15/2027	502,000	499,139
3.45%, 1/15/2027	199,400	198,539
3.50%, 8/15/2039	755,600	629,626
3.75%, 10/15/2047	314,000	239,742
3.85%, 6/15/2028	626,000	624,804
3.88%, 12/15/2028	322,000	321,749
3.88%, 8/15/2059	401,000	287,962
3.95%, 10/15/2042	354,000	293,094
4.00%, 5/15/2029 (a)	547,000	546,431
4.20%, 5/15/2032	200,000	197,556
Security Description	Principal Amount	Value
4.25%, 4/15/2047	$200,000	$164,930
4.25%, 6/15/2048	330,000	269,947
4.38%, 3/15/2042	205,000	180,345
4.40%, 6/15/2028	75,000	75,839
4.45%, 12/15/2048	420,000	353,111
4.50%, 4/15/2033	645,000	640,279
4.63%, 7/15/2035	201,000	198,180
4.65%, 1/15/2031	335,000	342,018
4.70%, 4/15/2029	404,000	411,947
4.75%, 5/15/2052	558,000	482,447
4.80%, 1/15/2030	500,000	512,145
4.90%, 4/15/2031	558,000	572,748
4.95%, 1/15/2032	350,000	358,886
4.95%, 5/15/2062	180,000	155,995
5.00%, 4/15/2034	354,000	359,685
5.05%, 4/15/2053	878,000	793,712
5.15%, 7/15/2034	450,000	461,097
5.20%, 4/15/2063	550,000	492,965
5.25%, 2/15/2028	359,000	368,987
5.30%, 2/15/2030 (a)	515,000	537,078
5.30%, 6/15/2035 (a)	141,000	145,979
5.35%, 2/15/2033	764,000	796,157
5.38%, 4/15/2054	384,000	362,811
5.50%, 7/15/2044	406,000	402,894
5.50%, 4/15/2064	300,000	282,210
5.63%, 7/15/2054 (a)	746,000	732,468
5.70%, 10/15/2040	258,000	267,729
5.75%, 7/15/2064	255,000	249,122
5.88%, 2/15/2053	670,000	676,486
5.95%, 6/15/2055 (a)	90,000	92,590
6.05%, 2/15/2063	1,043,000	1,066,499
6.50%, 6/15/2037	250,000	279,785
6.63%, 11/15/2037	221,000	249,085
6.88%, 2/15/2038	674,600	780,053
Universal Health Services, Inc.:
2.65%, 1/15/2032	200,000	176,654
4.63%, 10/15/2029 (a)	175,000	175,731
5.05%, 10/15/2034	275,000	269,871
UPMC 5.38%, 5/15/2043	200,000	194,514
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050 (a)	200,000	125,874
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	225,000	141,287
Series 2018, 4.81%, 9/1/2048	200,000	175,910
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	205,000	120,558
		85,696,586

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
1.40%, 10/15/2027	$310,000	$296,583
4.85%, 10/15/2030 (a)	180,000	183,809
Lennar Corp.:
4.75%, 11/29/2027	649,000	654,685
5.20%, 7/30/2030 (a)	145,000	149,096
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	210,000	214,547
NVR, Inc. 3.00%, 5/15/2030	400,000	378,828
PulteGroup, Inc.:
5.00%, 1/15/2027	206,000	207,452
7.88%, 6/15/2032	210,000	246,219
Sekisui House U.S., Inc.:
3.85%, 1/15/2030	150,000	144,345
3.97%, 8/6/2061	675,000	452,662
6.00%, 1/15/2043	201,000	187,957
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	230,000	230,840
5.60%, 6/15/2035 (a)	355,000	367,389
		3,714,412
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	200,000	196,836
4.40%, 3/15/2029 (a)	200,000	197,860
		394,696
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	404,000	400,445
Series MTN, 3.70%, 8/1/2047	200,000	157,842
4.20%, 5/1/2030	140,000	140,993
4.60%, 3/1/2028	200,000	203,238
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	335,000	298,887
2.60%, 4/15/2030	300,000	281,862
3.13%, 12/1/2049	420,000	279,061
3.15%, 3/15/2027	332,000	329,055
4.15%, 3/15/2047	296,000	237,803
4.38%, 5/15/2028	350,000	353,465
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	761,000	755,483
3.63%, 3/24/2032	925,000	880,295
4.00%, 3/24/2052	281,000	221,037
Kenvue, Inc.:
4.85%, 5/22/2032	500,000	510,940
5.20%, 3/22/2063	529,000	480,480
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	368,000	324,352
2.80%, 3/25/2027	226,000	223,636
2.85%, 8/11/2027	153,000	151,279
3.00%, 3/25/2030	865,000	834,033
3.60%, 3/25/2050	232,000	177,185
Security Description	Principal Amount	Value
4.05%, 5/1/2030	$250,000	$251,320
4.05%, 1/26/2033 (a)	435,000	434,987
4.10%, 11/3/2032	250,000	248,552
4.15%, 10/24/2029 (a)	190,000	192,537
4.35%, 1/29/2029	504,000	513,495
4.35%, 11/3/2035	250,000	246,935
4.55%, 10/24/2034	250,000	253,070
4.60%, 5/1/2035	250,000	253,657
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	254,632
2.63%, 8/12/2051	200,000	123,320
2.90%, 5/5/2027	451,000	446,508
3.50%, 3/22/2028	678,000	673,451
4.25%, 8/12/2027	304,000	306,523
4.63%, 8/12/2034	110,000	110,751
		11,551,109
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	285,000	291,353
Church & Dwight Co., Inc.:
5.00%, 6/15/2052 (a)	190,000	173,768
5.60%, 11/15/2032 (a)	368,000	391,000
Clorox Co.:
1.80%, 5/15/2030	955,000	860,636
3.10%, 10/1/2027	150,000	148,020
4.60%, 5/1/2032 (a)	198,000	199,917
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	397,887
2.88%, 2/7/2050	180,000	118,453
3.20%, 7/30/2046	360,000	257,656
3.90%, 5/4/2047	200,000	157,540
3.95%, 11/1/2028	275,000	275,610
6.63%, 8/1/2037	200,000	230,646
		3,502,486
INSURANCE — 0.7%
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	350,000	354,091
Aflac, Inc.:
3.60%, 4/1/2030	300,000	295,347
4.75%, 1/15/2049	398,000	350,845
Alleghany Corp.:
3.25%, 8/15/2051	585,000	394,056
3.63%, 5/15/2030	253,000	247,143
Allstate Corp.:
1.45%, 12/15/2030 (a)	404,000	352,720
5.05%, 6/24/2029	200,000	206,750
5.25%, 3/30/2033	390,000	405,456
5.95%, 4/1/2036	255,000	274,056
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	300,000	315,522

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
American Financial Group, Inc.:
4.50%, 6/15/2047	$601,000	$505,898
5.00%, 9/23/2035 (a)	125,000	122,891
American International Group, Inc.:
3.40%, 6/30/2030	300,000	289,473
3.88%, 1/15/2035	225,000	210,319
4.75%, 4/1/2048	405,000	360,454
4.85%, 5/7/2030	115,000	117,857
5.13%, 3/27/2033	888,000	913,521
5.45%, 5/7/2035	90,000	93,766
American National Group, Inc.:
5.00%, 6/15/2027	250,000	251,897
5.75%, 10/1/2029	225,000	232,907
6.00%, 7/15/2035 (a)	500,000	506,990
Aon Corp.:
2.80%, 5/15/2030	517,000	488,017
3.75%, 5/2/2029	280,000	276,982
6.25%, 9/30/2040	220,000	240,497
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	370,000	364,454
2.90%, 8/23/2051	268,000	167,106
Aon Global Ltd. 4.60%, 6/14/2044	297,000	259,741
Aon North America, Inc.:
5.13%, 3/1/2027 (a)	190,000	192,386
5.15%, 3/1/2029 (a)	500,000	514,610
5.30%, 3/1/2031	503,000	524,634
5.45%, 3/1/2034	500,000	519,905
5.75%, 3/1/2054	538,000	536,214
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	490,000	465,441
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	160,000	142,918
3.05%, 3/9/2052	300,000	190,236
3.50%, 5/20/2051	565,000	394,647
4.60%, 12/15/2027	262,000	264,864
4.85%, 12/15/2029 (a)	265,000	271,190
5.00%, 2/15/2032	165,000	168,727
5.15%, 2/15/2035	280,000	283,161
5.45%, 7/15/2034	350,000	362,971
5.55%, 2/15/2055	465,000	446,377
5.75%, 7/15/2054	284,000	279,263
6.50%, 2/15/2034	160,000	176,301
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	255,000	265,618
Assurant, Inc.:
3.70%, 2/22/2030	285,000	276,746
5.55%, 2/15/2036	65,000	66,069
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	200,000	210,056
Athene Holding Ltd.:
3.95%, 5/25/2051	281,000	196,694
4.13%, 1/12/2028	515,000	514,444
Security Description	Principal Amount	Value
5.88%, 1/15/2034 (a)	$381,000	$395,036
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (a) (c)	200,000	199,616
6.65%, 2/1/2033 (a)	433,000	469,645
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (c)	550,000	549,323
AXIS Specialty Finance PLC 4.00%, 12/6/2027	200,000	199,678
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	228,000	209,484
2.30%, 3/15/2027	500,000	492,245
2.85%, 10/15/2050	591,000	380,515
2.88%, 3/15/2032	200,000	186,286
3.85%, 3/15/2052	791,000	609,608
4.20%, 8/15/2048	742,000	619,859
4.25%, 1/15/2049	890,000	747,876
4.40%, 5/15/2042	170,000	156,228
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	550,500	517,250
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	120,570
5.63%, 5/15/2030 (a)	389,000	394,395
Brown & Brown, Inc.:
4.20%, 3/17/2032	200,000	193,344
4.70%, 6/23/2028	225,000	227,678
4.90%, 6/23/2030	400,000	405,744
5.25%, 6/23/2032	200,000	204,360
5.55%, 6/23/2035	250,000	256,635
5.65%, 6/11/2034	125,000	129,015
6.25%, 6/23/2055 (a)	100,000	104,103
Chubb INA Holdings LLC:
4.35%, 11/3/2045	762,000	664,441
4.65%, 8/15/2029	100,000	102,251
4.90%, 8/15/2035	830,000	833,776
5.00%, 3/15/2034	487,000	498,074
6.00%, 5/11/2037	256,400	278,994
Series 1, 6.50%, 5/15/2038	290,000	328,909
Cincinnati Financial Corp. 6.13%, 11/1/2034	245,000	263,667
CNA Financial Corp.:
2.05%, 8/15/2030	200,000	179,936
3.90%, 5/1/2029	236,000	233,633
5.13%, 2/15/2034	105,000	105,690
5.20%, 8/15/2035	250,000	251,290
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,826,000	1,815,263
3.90%, 4/5/2032	230,000	218,380
5.75%, 1/15/2034	315,000	329,383
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	255,000	261,013
Enstar Group Ltd. 3.10%, 9/1/2031 (a)	641,000	575,592
Equitable Holdings, Inc.:
4.35%, 4/20/2028	893,000	896,688
5.59%, 1/11/2033 (a)	200,000	208,680

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Essent Group Ltd. 6.25%, 7/1/2029	$260,000	$271,523
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	200,000	126,978
3.50%, 10/15/2050	454,000	316,415
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	205,000	208,637
7.40%, 1/13/2028	230,000	240,821
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	182,000	171,653
4.85%, 4/17/2028	365,000	370,008
5.63%, 8/16/2032	300,000	313,086
5.75%, 5/20/2035	250,000	259,765
6.00%, 12/7/2033	302,000	320,392
6.10%, 3/15/2055	300,000	300,831
6.35%, 3/22/2054	200,000	207,086
6.50%, 5/20/2055	250,000	264,317
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	200,000	178,598
3.40%, 6/15/2030	356,000	339,838
First American Financial Corp.:
4.00%, 5/15/2030	262,000	253,370
5.45%, 9/30/2034	300,000	300,468
Globe Life, Inc.:
2.15%, 8/15/2030	421,000	380,849
4.55%, 9/15/2028	215,000	217,000
4.80%, 6/15/2032	200,000	201,538
5.85%, 9/15/2034	200,000	210,130
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	210,000	190,959
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	220,000	140,567
3.60%, 8/19/2049	348,000	257,555
4.30%, 4/15/2043	214,000	183,815
4.40%, 3/15/2048	240,000	203,861
Horace Mann Educators Corp. 4.70%, 10/1/2030	250,000	248,007
Jackson Financial, Inc.:
3.13%, 11/23/2031	300,000	272,742
4.00%, 11/23/2051	255,000	178,138
Kemper Corp.:
2.40%, 9/30/2030	155,000	138,748
3.80%, 2/23/2032	245,000	226,581
Lincoln National Corp.:
3.40%, 3/1/2032	514,000	476,355
3.80%, 3/1/2028 (a)	345,000	343,189
5.35%, 11/15/2035	145,000	146,382
7.00%, 6/15/2040	300,000	337,596
Loews Corp. 3.20%, 5/15/2030	230,000	220,147
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	609,000	607,021
4.99%, 12/11/2035	315,000	314,827
Security Description	Principal Amount	Value
5.38%, 3/4/2046	$311,000	$306,587
Markel Group, Inc.:
3.35%, 9/17/2029	255,000	246,669
5.00%, 5/20/2049	345,000	304,759
6.00%, 5/16/2054	285,000	286,753
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	308,000	281,373
2.38%, 12/15/2031	66,000	59,148
4.20%, 3/1/2048	378,000	311,291
4.35%, 1/30/2047	304,000	257,923
4.38%, 3/15/2029	393,000	397,095
4.65%, 3/15/2030 (a)	216,000	220,333
4.75%, 3/15/2039	174,000	167,860
4.85%, 11/15/2031	200,000	205,108
4.90%, 3/15/2049	949,000	859,566
5.00%, 3/15/2035	750,000	759,727
5.35%, 11/15/2044	467,000	456,857
5.40%, 3/15/2055	504,000	485,377
5.45%, 3/15/2054	878,000	850,554
5.75%, 11/1/2032	116,000	124,220
MetLife, Inc.:
4.05%, 3/1/2045	433,500	358,513
4.55%, 3/23/2030 (a)	635,000	648,449
4.72%, 12/15/2044	200,000	180,774
4.88%, 11/13/2043	477,000	444,221
5.00%, 7/15/2052	707,000	646,841
5.25%, 1/15/2054 (a)	470,000	447,186
5.30%, 12/15/2034 (a)	430,000	447,312
5.38%, 7/15/2033 (a)	287,000	302,512
5.70%, 6/15/2035 (a)	357,000	381,497
5.88%, 2/6/2041	222,000	233,502
10.75%, 8/1/2069	250,000	332,635
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	233,000	231,772
PartnerRe Finance B LLC 3.70%, 7/2/2029	366,000	356,993
Primerica, Inc. 2.80%, 11/19/2031	189,000	171,642
Principal Financial Group, Inc.:
3.70%, 5/15/2029	434,000	426,956
4.35%, 5/15/2043	400,000	343,788
4.63%, 9/15/2042	180,000	161,854
5.38%, 3/15/2033	108,000	112,832
Progressive Corp.:
3.20%, 3/26/2030	709,000	685,724
3.70%, 3/15/2052	200,000	150,234
4.13%, 4/15/2047	423,000	349,982
4.20%, 3/15/2048	455,000	377,300
4.35%, 4/25/2044	238,000	207,072
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030 (a)	200,000	185,682
Series MTN, 3.70%, 3/13/2051	434,000	323,460

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.91%, 12/7/2047	$437,000	$344,020
3.94%, 12/7/2049	1,483,000	1,149,429
Series MTN, 4.35%, 2/25/2050	244,000	202,596
Series MTN, 4.42%, 3/27/2048	522,000	438,851
Series MTN, 4.60%, 5/15/2044	300,000	267,594
5.20%, 3/14/2035	155,000	158,973
Series D, 5.70%, 12/14/2036	750,000	794,812
Series MTN, 6.63%, 6/21/2040 (a)	200,000	228,130
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	300,000	320,496
Prudential Funding Asia PLC 3.13%, 4/14/2030 (a)	300,000	287,040
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	400,000	378,608
3.90%, 5/15/2029	208,000	205,568
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	300,000	309,663
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	200,000	195,586
5.80%, 4/1/2035	250,000	260,935
Selective Insurance Group, Inc. 5.90%, 4/15/2035 (a)	200,000	209,678
Travelers Cos., Inc.:
3.05%, 6/8/2051	200,000	132,624
3.75%, 5/15/2046	301,000	236,833
4.00%, 5/30/2047	158,000	128,275
4.05%, 3/7/2048	285,000	231,129
4.10%, 3/4/2049	200,000	162,360
5.05%, 7/24/2035	55,000	55,911
5.35%, 11/1/2040	374,000	379,816
5.70%, 7/24/2055	440,000	450,424
Series MTN, 6.25%, 6/15/2037	196,000	218,044
6.75%, 6/20/2036	354,000	407,061
Unum Group:
4.00%, 6/15/2029	150,000	148,464
5.25%, 12/15/2035	235,000	233,386
5.75%, 8/15/2042	200,000	198,620
6.00%, 6/15/2054	105,000	103,862
W.R. Berkley Corp.:
3.15%, 9/30/2061	200,000	119,244
4.75%, 8/1/2044	200,000	179,342
Willis North America, Inc.:
2.95%, 9/15/2029	150,000	142,784
4.50%, 9/15/2028	418,500	421,551
4.55%, 3/15/2031	180,000	180,344
4.65%, 6/15/2027	200,000	201,540
5.05%, 9/15/2048	200,000	179,546
5.15%, 3/15/2036	180,000	180,167
5.90%, 3/5/2054	450,000	449,802
Security Description	Principal Amount	Value
XL Group Ltd. 5.25%, 12/15/2043	$215,000	$203,212
		67,802,427
INTERNET — 0.6%
Alibaba Group Holding Ltd.:
3.15%, 2/9/2051 (a)	564,000	383,565
3.40%, 12/6/2027 (a)	497,000	492,452
4.00%, 12/6/2037 (a)	525,000	482,333
4.20%, 12/6/2047	233,000	193,882
4.40%, 12/6/2057	454,000	376,661
4.88%, 5/26/2030 (a)	359,000	369,720
5.25%, 5/26/2035 (a)	385,000	400,666
5.63%, 11/26/2054 (a)	600,000	606,594
Alphabet, Inc.:
0.80%, 8/15/2027	309,000	295,707
1.10%, 8/15/2030	834,500	735,562
1.90%, 8/15/2040	495,000	335,461
2.05%, 8/15/2050 (a)	696,000	379,981
2.25%, 8/15/2060 (a)	378,000	193,770
3.88%, 11/15/2028	180,000	180,828
4.00%, 5/15/2030	415,000	416,079
4.10%, 11/15/2030	535,000	536,771
4.38%, 11/15/2032	440,000	441,373
4.50%, 5/15/2035 (a)	500,000	497,245
4.70%, 11/15/2035	605,000	605,387
5.25%, 5/15/2055	640,000	613,363
5.35%, 11/15/2045	750,000	746,115
5.45%, 11/15/2055	665,000	652,904
5.70%, 11/15/2075	325,000	320,262
Amazon.com, Inc.:
1.20%, 6/3/2027 (a)	529,000	511,337
1.50%, 6/3/2030	472,000	425,300
1.65%, 5/12/2028	200,000	190,894
2.10%, 5/12/2031	814,000	735,221
2.50%, 6/3/2050	554,000	331,957
2.70%, 6/3/2060	723,000	410,049
2.88%, 5/12/2041	610,000	462,728
3.10%, 5/12/2051	1,291,000	866,584
3.15%, 8/22/2027	1,226,000	1,217,173
3.25%, 5/12/2061	600,000	383,610
3.30%, 4/13/2027	1,320,000	1,314,456
3.45%, 4/13/2029 (a)	500,000	493,965
3.60%, 4/13/2032	306,000	296,747
3.88%, 8/22/2037	1,326,000	1,215,889
3.90%, 11/20/2028	385,000	386,159
3.95%, 4/13/2052	430,000	336,097
4.05%, 8/22/2047	1,572,000	1,291,618
4.10%, 11/20/2030 (a)	450,000	450,472
4.25%, 8/22/2057	651,000	522,792
4.35%, 3/20/2033	500,000	498,495
4.55%, 12/1/2027	200,000	203,404
4.65%, 12/1/2029 (a)	974,000	999,782
4.65%, 11/20/2035	1,000,000	995,820
4.70%, 12/1/2032 (a)	379,000	389,521
4.80%, 12/5/2034 (a)	801,000	822,923

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 11/20/2055	$1,000,000	$977,260
5.55%, 11/20/2065	500,000	485,090
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,939
AppLovin Corp.:
5.13%, 12/1/2029	450,000	461,565
5.38%, 12/1/2031	400,000	414,356
5.50%, 12/1/2034	500,000	513,710
Baidu, Inc. 1.63%, 2/23/2027 (a)	311,000	303,178
Booking Holdings, Inc. 3.55%, 3/15/2028	293,000	290,679
eBay, Inc.:
2.60%, 5/10/2031	160,000	146,123
2.70%, 3/11/2030	260,000	244,325
3.60%, 6/5/2027	382,000	380,155
4.25%, 3/6/2029	100,000	100,347
5.13%, 11/6/2035 (a)	500,000	500,380
6.30%, 11/22/2032	470,000	513,517
Expedia Group, Inc.:
2.95%, 3/15/2031	267,000	248,203
3.25%, 2/15/2030	502,000	481,533
3.80%, 2/15/2028	300,000	298,320
JD.com, Inc. 3.38%, 1/14/2030	200,000	194,464
Meta Platforms, Inc.:
3.50%, 8/15/2027	1,028,000	1,026,376
3.85%, 8/15/2032 (a)	1,100,000	1,066,747
4.20%, 11/15/2030	565,000	566,028
4.30%, 8/15/2029 (a)	395,000	399,602
4.45%, 8/15/2052	1,011,000	823,591
4.55%, 8/15/2031	175,000	178,094
4.60%, 5/15/2028	550,000	560,158
4.60%, 11/15/2032	385,000	388,161
4.65%, 8/15/2062	428,000	345,392
4.75%, 8/15/2034 (a)	1,165,000	1,174,273
4.88%, 11/15/2035	750,000	749,422
4.95%, 5/15/2033	870,000	896,344
5.40%, 8/15/2054	1,315,000	1,223,542
5.50%, 11/15/2045	1,975,000	1,919,562
5.55%, 8/15/2064	1,053,000	978,163
5.60%, 5/15/2053	945,000	905,593
5.63%, 11/15/2055	750,000	721,065
5.75%, 5/15/2063	562,000	540,054
5.75%, 11/15/2065	1,600,000	1,528,448
Netflix, Inc.:
4.88%, 4/15/2028	940,000	958,631
4.90%, 8/15/2034 (a)	325,000	333,005
5.40%, 8/15/2054 (a)	210,000	203,681
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	345,000	311,552
Uber Technologies, Inc.:
4.15%, 1/15/2031	325,000	323,492
4.30%, 1/15/2030	400,000	402,288
4.80%, 9/15/2034	505,000	503,980
Security Description	Principal Amount	Value
4.80%, 9/15/2035	$110,000	$109,185
5.35%, 9/15/2054 (a)	270,000	256,665
VeriSign, Inc.:
2.70%, 6/15/2031	275,000	250,437
4.75%, 7/15/2027 (a)	165,000	165,040
5.25%, 6/1/2032	500,000	513,990
Weibo Corp. 3.38%, 7/8/2030 (a)	336,000	318,511
		53,208,890
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	125,000	124,956
5.88%, 8/30/2030	100,000	101,065
6.70%, 7/29/2031	560,000	591,433
6.90%, 4/13/2029	200,000	210,064
ARES Capital Corp.:
5.10%, 1/15/2031	250,000	246,792
5.50%, 9/1/2030	884,000	890,374
5.80%, 3/8/2032	500,000	504,915
5.95%, 7/15/2029	263,000	270,101
7.00%, 1/15/2027	515,000	527,772
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	500,000	494,115
5.15%, 1/15/2031 (b)	500,000	490,715
5.70%, 3/15/2028	200,000	202,544
5.80%, 9/9/2030 (b)	175,000	176,790
6.20%, 3/21/2032	200,000	205,260
6.35%, 8/15/2029	275,000	283,299
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030 (a)	250,000	249,692
Barings BDC, Inc. 5.20%, 9/15/2028	335,000	333,261
Barings Private Credit Corp. 6.15%, 6/11/2030 (b)	450,000	448,839
Blackstone Private Credit Fund:
3.25%, 3/15/2027	358,000	351,918
4.00%, 1/15/2029 (a)	214,000	207,865
5.05%, 9/10/2030 (a)	415,000	408,671
5.60%, 11/22/2029	320,000	322,925
5.95%, 7/16/2029	250,000	255,112
6.00%, 1/29/2032	400,000	405,968
6.00%, 11/22/2034	200,000	202,130
7.30%, 11/27/2028	258,000	273,643
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	200,000	194,606
2.85%, 9/30/2028	225,000	212,747
5.13%, 1/31/2031 (a)	500,000	493,825
5.88%, 11/15/2027	165,000	168,437
Blue Owl Capital Corp.:
2.88%, 6/11/2028	260,000	245,612
3.13%, 4/13/2027	225,000	219,769
5.95%, 3/15/2029 (a)	345,000	348,212

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	$200,000	$199,716
6.60%, 9/15/2029	300,000	308,508
6.65%, 3/15/2031	225,000	231,782
7.75%, 9/16/2027	357,000	371,134
7.75%, 1/15/2029	260,000	274,953
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (a) (b)	270,000	271,517
6.75%, 4/4/2029 (a)	330,000	337,587
Capital Southwest Corp. 5.95%, 9/18/2030	200,000	201,398
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	415,000	408,978
6.75%, 2/18/2030	200,000	204,870
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (a) (b)	500,000	495,620
7.20%, 6/15/2029	200,000	206,276
FS KKR Capital Corp.:
3.13%, 10/12/2028	545,000	502,921
6.13%, 1/15/2030 (a)	250,000	246,230
6.13%, 1/15/2031	250,000	244,017
6.88%, 8/15/2029 (a)	251,000	253,133
Goldman Sachs BDC, Inc.:
5.65%, 9/9/2030	320,000	321,437
6.38%, 3/11/2027	133,000	135,874
Goldman Sachs Private Credit Corp.:
5.38%, 1/31/2029 (a) (b)	60,000	60,210
5.88%, 5/6/2028 (a) (b)	155,000	157,832
5.88%, 1/31/2031 (a) (b)	250,000	250,582
Golub Capital BDC, Inc. 6.00%, 7/15/2029 (a)	143,000	146,259
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (a) (b)	200,000	201,292
5.88%, 5/1/2030	215,000	218,378
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	500,000	513,635
6.38%, 7/1/2034	321,000	327,282
6.75%, 7/15/2035	350,000	366,310
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (a) (b)	500,000	497,065
5.30%, 6/5/2027 (b)	65,000	65,401
5.45%, 1/14/2028	210,000	212,421
5.45%, 11/15/2030 (b)	300,000	299,148
5.85%, 6/5/2030 (b)	250,000	253,182
5.95%, 4/14/2032 (a)	200,000	203,062
Main Street Capital Corp.:
5.40%, 8/15/2028	145,000	145,596
6.50%, 6/4/2027	125,000	127,666
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030 (a)	155,000	158,762
6.15%, 5/17/2029 (a)	265,000	272,598
Security Description	Principal Amount	Value
MSD Investment Corp. 6.13%, 2/5/2031 (b)	$250,000	$248,540
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	120,000	119,789
5.75%, 2/1/2030	150,000	149,727
Oaktree Specialty Lending Corp. 6.34%, 2/27/2030 (a)	200,000	201,204
Oaktree Strategic Credit Fund 6.19%, 7/15/2030 (b)	205,000	206,039
Sixth Street Lending Partners 6.13%, 7/15/2030	308,000	316,171
		21,597,529
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.55%, 11/29/2027	378,000	393,528
6.75%, 3/1/2041	540,000	590,603
6.80%, 11/29/2032 (a)	325,000	364,023
7.00%, 10/15/2039	280,000	315,829
Gerdau Trade, Inc. 5.75%, 6/9/2035	655,000	677,303
Nucor Corp.:
3.13%, 4/1/2032	201,000	186,721
3.95%, 5/1/2028	385,000	384,981
4.30%, 5/23/2027 (a)	165,000	166,082
5.10%, 6/1/2035	500,000	511,375
Reliance, Inc. 2.15%, 8/15/2030	250,000	226,322
Steel Dynamics, Inc.:
3.25%, 1/15/2031	210,000	199,540
3.25%, 10/15/2050	200,000	136,862
3.45%, 4/15/2030	200,000	193,334
4.00%, 12/15/2028	190,000	189,812
5.25%, 5/15/2035	255,000	260,355
5.75%, 5/15/2055	195,000	194,474
Vale Overseas Ltd.:
3.75%, 7/8/2030	566,000	545,324
6.13%, 6/12/2033	629,000	672,256
6.40%, 6/28/2054 (a)	340,000	346,732
6.88%, 11/10/2039 (a)	150,000	169,805
8.25%, 1/17/2034	250,000	300,377
		7,025,638
IT SERVICES — 0.2%
Accenture Capital, Inc.:
3.90%, 10/4/2027	490,000	491,877
4.05%, 10/4/2029	495,000	496,663
4.25%, 10/4/2031 (a)	165,000	165,074
4.50%, 10/4/2034	160,000	157,779
Apple, Inc.:
4.00%, 5/10/2028 (a)	785,000	790,848
4.20%, 5/12/2030	500,000	505,495
4.30%, 5/10/2033 (a)	520,000	527,218
4.50%, 5/12/2032 (a)	510,000	521,592
4.75%, 5/12/2035 (a)	500,000	512,285

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	$252,000	$262,786
5.95%, 4/15/2035 (a)	200,000	207,466
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	370,000	281,178
3.45%, 12/15/2051 (a)	200,000	136,220
4.15%, 2/15/2029	290,000	289,753
4.35%, 2/1/2030	434,000	434,286
4.50%, 2/15/2031	315,000	314,817
4.75%, 4/1/2028	250,000	253,658
4.75%, 10/6/2032	290,000	289,591
4.85%, 2/1/2035	250,000	246,470
5.00%, 4/1/2030	180,000	184,325
5.10%, 2/15/2036 (a)	500,000	493,465
5.30%, 4/1/2032	125,000	128,543
5.40%, 4/15/2034	485,000	498,139
5.50%, 4/1/2035 (a)	450,000	463,500
Gartner, Inc.:
4.95%, 3/20/2031	500,000	501,935
5.60%, 11/20/2035	500,000	500,110
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	250,000	249,913
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	125,000	125,039
4.15%, 9/15/2028	110,000	110,069
4.40%, 9/25/2027	241,000	242,260
4.40%, 10/15/2030	350,000	348,778
4.55%, 10/15/2029 (a)	400,000	402,352
4.85%, 10/15/2031	368,000	371,448
5.00%, 10/15/2034	685,000	679,821
5.25%, 7/1/2028	325,000	333,261
5.60%, 10/15/2054 (a)	250,000	231,883
HP, Inc. 5.40%, 4/25/2030	105,000	108,821
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	200,000	201,394
4.60%, 2/5/2029	391,000	396,955
4.90%, 2/5/2034 (a)	200,000	201,816
5.25%, 2/5/2044	450,000	434,344
5.30%, 2/5/2054 (a)	275,000	256,130
International Business Machines Corp.:
4.65%, 2/10/2028	500,000	507,365
4.80%, 2/10/2030	525,000	537,070
5.00%, 2/10/2032	500,000	513,185
5.20%, 2/10/2035 (a)	450,000	461,259
5.70%, 2/10/2055 (a)	500,000	492,940
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	203,000	215,200
Leidos, Inc.:
5.40%, 3/15/2032 (a)	270,000	280,822
5.50%, 3/15/2035 (a)	335,000	348,005
Security Description	Principal Amount	Value
NetApp, Inc. 5.50%, 3/17/2032	$175,000	$182,065
		17,887,268
LEISURE TIME — 0.0% *
Brunswick Corp. 2.40%, 8/18/2031	250,000	218,862
Polaris, Inc. 5.60%, 3/1/2031 (a)	310,000	313,305
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	405,000	406,766
		938,933
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	275,000	267,427
3.70%, 1/15/2031	155,000	147,577
5.85%, 8/1/2034	200,000	203,986
Hyatt Hotels Corp.:
4.38%, 9/15/2028	206,000	206,550
5.05%, 3/30/2028	131,000	133,404
5.38%, 12/15/2031	520,000	535,371
5.40%, 12/15/2035	210,000	210,731
5.75%, 1/30/2027	205,000	208,180
5.75%, 3/30/2032 (a)	125,000	131,038
Las Vegas Sands Corp.:
3.90%, 8/8/2029	200,000	194,836
5.63%, 6/15/2028	475,000	487,079
6.00%, 6/14/2030	250,000	262,078
6.20%, 8/15/2034	200,000	210,386
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	390,000	340,840
Series HH, 2.85%, 4/15/2031	371,000	344,344
Series X, 4.00%, 4/15/2028	248,000	248,250
4.20%, 7/15/2027	100,000	100,372
4.50%, 10/15/2031	350,000	350,822
Series FF, 4.63%, 6/15/2030	304,000	308,596
4.80%, 3/15/2030	200,000	204,302
4.88%, 5/15/2029	200,000	204,354
5.00%, 10/15/2027	333,000	338,768
5.10%, 4/15/2032 (a)	320,000	329,619
5.25%, 10/15/2035 (a)	350,000	354,728
5.35%, 3/15/2035 (a)	200,000	205,660
5.50%, 4/15/2037	306,000	313,246
5.55%, 10/15/2028	540,000	560,741
Sands China Ltd.:
2.30%, 3/8/2027	220,000	214,467
2.85%, 3/8/2029	336,000	317,964
3.25%, 8/8/2031 (a)	220,000	202,583
5.40%, 8/8/2028	510,000	519,190
		8,657,489

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027 (a)	$200,000	$199,656
3.95%, 11/14/2028	450,000	450,949
Series K, 4.10%, 8/15/2028	275,000	276,719
4.38%, 8/16/2029	195,000	197,767
4.40%, 10/15/2027	250,000	253,128
4.40%, 3/3/2028	500,000	505,515
4.50%, 1/7/2027	100,000	100,739
4.50%, 1/8/2027	200,000	201,508
4.60%, 11/15/2027	300,000	304,911
4.70%, 11/15/2029	200,000	205,146
4.80%, 1/8/2030	100,000	103,329
4.85%, 2/27/2029	200,000	205,522
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	145,000	138,294
3.25%, 9/19/2049	428,000	304,886
3.80%, 8/15/2042	200,000	168,050
4.75%, 5/15/2064	401,000	353,056
5.20%, 5/15/2035	500,000	518,990
5.20%, 5/27/2041	326,000	328,999
5.30%, 9/15/2035	311,000	326,270
5.50%, 5/15/2055 (a)	125,000	126,145
6.05%, 8/15/2036 (a)	295,000	327,783
Oshkosh Corp. 3.10%, 3/1/2030	250,000	237,663
		5,835,025
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp.:
5.45%, 3/21/2027	175,000	177,312
5.80%, 3/21/2034 (a)	200,000	209,232
CNH Industrial Capital LLC:
4.50%, 10/16/2030	500,000	500,290
4.75%, 3/21/2028	225,000	227,601
5.10%, 4/20/2029	300,000	306,600
5.50%, 1/12/2029 (a)	399,000	411,784
Deere & Co.:
3.75%, 4/15/2050	200,000	156,626
5.45%, 1/16/2035 (a)	250,000	263,815
5.70%, 1/19/2055	315,000	326,129
Deere Funding Canada Corp. 4.15%, 10/9/2030	500,000	499,860
Dover Corp.:
5.38%, 10/15/2035 (a)	600,000	626,832
5.38%, 3/1/2041	270,000	271,493
Flowserve Corp.:
2.80%, 1/15/2032	447,000	399,868
3.50%, 10/1/2030	200,000	190,640
IDEX Corp.:
3.00%, 5/1/2030	465,000	439,811
4.95%, 9/1/2029	250,000	254,995
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	300,000	304,884
Security Description	Principal Amount	Value
5.40%, 8/14/2028	$350,000	$361,770
5.45%, 6/15/2034	460,000	478,529
5.70%, 8/14/2033	473,000	501,125
John Deere Capital Corp.:
1.45%, 1/15/2031 (a)	320,000	281,789
Series MTN, 1.50%, 3/6/2028	287,000	273,594
Series MTN, 1.70%, 1/11/2027	221,000	216,478
Series MTN, 2.45%, 1/9/2030 (a)	200,000	188,966
Series MTN, 2.80%, 9/8/2027	200,000	197,002
Series MTN, 2.80%, 7/18/2029	195,000	187,526
Series MTN, 3.05%, 1/6/2028	150,000	148,099
Series MTN, 3.45%, 3/7/2029	242,000	238,752
Series MTN, 4.15%, 9/15/2027 (a)	310,000	312,322
Series I, 4.25%, 6/5/2028	400,000	404,640
Series MTN, 4.38%, 10/15/2030	375,000	378,844
4.40%, 9/8/2031	200,000	201,924
4.50%, 1/8/2027	100,000	100,739
4.50%, 1/16/2029	848,000	861,348
Series I, 4.55%, 6/5/2030	500,000	508,395
4.65%, 1/7/2028	235,000	239,040
Series MTN, 4.70%, 6/10/2030	464,000	475,410
Series MTN, 4.85%, 3/5/2027	400,000	405,064
Series MTN, 4.85%, 6/11/2029	500,000	514,095
Series MTN, 4.90%, 6/11/2027 (a)	265,000	269,473
Series MTN, 4.95%, 7/14/2028	520,000	533,952
Series 1, 5.05%, 6/12/2034	500,000	516,295
Series MTN, 5.10%, 4/11/2034	950,000	982,243
Series I, 5.15%, 9/8/2033	300,000	314,325
Nordson Corp. 4.50%, 12/15/2029	500,000	503,730
nVent Finance SARL 5.65%, 5/15/2033	375,000	391,282
Otis Worldwide Corp.:
2.57%, 2/15/2030	500,000	468,040
3.11%, 2/15/2040	433,000	341,104
3.36%, 2/15/2050	205,000	145,872
5.13%, 11/19/2031	209,000	216,867
5.13%, 9/4/2035	155,000	157,978
5.25%, 8/16/2028	362,000	373,088
Regal Rexnord Corp. 6.05%, 4/15/2028	400,000	413,528

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rockwell Automation, Inc.:
1.75%, 8/15/2031	$150,000	$131,223
2.80%, 8/15/2061	400,000	230,392
4.20%, 3/1/2049	285,000	237,416
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	600,151	607,695
5.50%, 5/29/2035	250,000	260,737
Xylem, Inc.:
1.95%, 1/30/2028	226,000	216,928
4.38%, 11/1/2046	327,000	277,777
		20,633,168
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	286,000	267,616
2.30%, 2/1/2032	275,000	236,657
2.80%, 4/1/2031	963,000	866,594
3.50%, 6/1/2041	588,000	418,009
3.50%, 3/1/2042	520,000	359,840
3.70%, 4/1/2051	1,013,000	638,008
3.85%, 4/1/2061	941,000	560,892
3.90%, 6/1/2052	926,000	597,872
3.95%, 6/30/2062	325,000	195,338
4.20%, 3/15/2028	163,000	162,177
4.40%, 12/1/2061	673,000	439,597
4.80%, 3/1/2050	902,000	678,223
5.13%, 7/1/2049	576,000	451,630
5.25%, 4/1/2053	480,000	379,685
5.38%, 4/1/2038	415,000	382,049
5.38%, 5/1/2047	200,000	164,618
5.75%, 4/1/2048	889,000	763,687
5.85%, 12/1/2035	1,375,000	1,373,364
6.10%, 6/1/2029	319,000	332,832
6.38%, 10/23/2035	555,000	572,449
6.48%, 10/23/2045	1,187,000	1,116,575
6.55%, 6/1/2034	400,000	420,964
6.65%, 2/1/2034	420,000	442,848
6.70%, 12/1/2055	325,000	312,026
6.83%, 10/23/2055	200,000	192,248
Comcast Corp.:
1.50%, 2/15/2031 (a)	407,000	353,862
1.95%, 1/15/2031	200,000	178,412
2.35%, 1/15/2027	615,000	605,824
2.45%, 8/15/2052 (a)	265,000	140,148
2.65%, 2/1/2030	609,000	574,299
2.65%, 8/15/2062 (a)	290,000	146,105
2.80%, 1/15/2051	435,000	252,374
2.89%, 11/1/2051	1,088,000	636,904
2.94%, 11/1/2056	1,810,000	1,017,872
2.99%, 11/1/2063	975,000	527,797
3.15%, 2/15/2028	544,000	535,579
3.20%, 7/15/2036 (a)	375,000	319,601
Security Description	Principal Amount	Value
3.25%, 11/1/2039	$860,000	$671,970
3.30%, 2/1/2027	661,000	657,457
3.45%, 2/1/2050	727,000	486,785
3.55%, 5/1/2028	336,000	333,117
3.90%, 3/1/2038	416,000	362,136
3.97%, 11/1/2047	630,000	471,574
4.00%, 3/1/2048	705,000	529,596
4.00%, 11/1/2049	598,000	440,923
4.05%, 11/1/2052	200,000	146,232
4.15%, 10/15/2028	1,351,000	1,358,093
4.20%, 8/15/2034	175,000	167,244
4.25%, 10/15/2030	393,000	392,992
4.25%, 1/15/2033	704,000	687,963
4.40%, 8/15/2035	90,000	86,035
4.55%, 1/15/2029	641,000	650,442
4.60%, 10/15/2038 (a)	419,000	390,546
4.65%, 2/15/2033 (a)	290,000	290,954
4.65%, 7/15/2042	218,000	191,264
4.80%, 5/15/2033	550,000	554,889
4.95%, 5/15/2032	364,000	372,849
4.95%, 10/15/2058	390,000	324,141
5.30%, 6/1/2034	540,000	556,508
5.30%, 5/15/2035 (a)	250,000	256,000
5.35%, 11/15/2027 (a)	200,000	205,056
5.35%, 5/15/2053	217,000	194,872
5.50%, 11/15/2032 (a)	825,000	872,050
5.50%, 5/15/2064	550,000	491,364
5.65%, 6/15/2035 (a)	320,000	335,728
5.65%, 6/1/2054 (a)	425,000	398,654
6.05%, 5/15/2055 (a)	286,000	282,931
6.45%, 3/15/2037	400,000	442,812
6.50%, 11/15/2035	302,000	335,277
7.05%, 3/15/2033	261,000	298,435
Discovery Communications LLC:
4.65%, 5/15/2050	420	240
5.20%, 9/20/2047	3,000	1,837
FactSet Research Systems, Inc. 2.90%, 3/1/2027	220,000	216,748
Fox Corp.:
4.71%, 1/25/2029	811,000	821,275
5.48%, 1/25/2039	998,000	1,001,453
6.50%, 10/13/2033	211,000	232,710
NBCUniversal Media LLC:
4.45%, 1/15/2043	525,000	447,116
5.95%, 4/1/2041	200,000	204,598
6.40%, 4/30/2040	601,000	653,521
Paramount Global:
4.20%, 6/1/2029	226,000	220,235
4.20%, 5/19/2032 (a)	264,000	238,558
4.38%, 3/15/2043	226,000	157,343
4.60%, 1/15/2045	550,000	382,497
4.85%, 7/1/2042	250,000	184,297
4.90%, 8/15/2044	228,000	164,169

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 1/15/2031	$447,000	$429,044
4.95%, 5/19/2050	485,000	341,624
5.25%, 4/1/2044	223,000	168,539
5.50%, 5/15/2033	304,000	289,758
5.85%, 9/1/2043	585,000	480,864
5.90%, 10/15/2040	200,000	173,960
6.88%, 4/30/2036	400,000	394,732
7.88%, 7/30/2030	250,000	270,165
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	446,403
5.50%, 9/1/2041	508,500	446,051
5.88%, 11/15/2040	265,000	245,361
6.55%, 5/1/2037	459,000	468,212
6.75%, 6/15/2039	348,000	351,943
7.30%, 7/1/2038	370,000	396,803
TWDC Enterprises 18 Corp.:
Series MTN, 3.70%, 12/1/2042	300,000	242,985
Series E, 4.13%, 12/1/2041	150,000	130,881
Series GMTN, 4.13%, 6/1/2044	293,000	246,000
Walt Disney Co.:
2.00%, 9/1/2029	788,000	736,796
2.20%, 1/13/2028	300,538	291,678
2.65%, 1/13/2031	900,000	841,833
2.75%, 9/1/2049	917,000	581,956
3.60%, 1/13/2051 (a)	1,128,000	839,097
3.70%, 3/23/2027	250,000	249,805
3.80%, 5/13/2060	200,000	146,332
4.63%, 3/23/2040	305,000	292,300
4.75%, 9/15/2044	800,000	729,872
4.75%, 11/15/2046	307,000	277,436
4.95%, 10/15/2045	257,000	241,760
5.40%, 10/1/2043	222,000	221,891
6.15%, 3/1/2037	200,000	220,610
6.40%, 12/15/2035 (a)	514,000	580,877
6.55%, 3/15/2033	200,000	225,918
6.65%, 11/15/2037	488,000	557,721
7.75%, 12/1/2045	200,000	253,334
		49,590,602
METAL FABRICATE & HARDWARE — 0.0% *
Precision Castparts Corp. 4.38%, 6/15/2045	205,000	178,705
Valmont Industries, Inc. 5.00%, 10/1/2044 (a)	338,000	311,389
		490,094
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	290,000	281,871
3.75%, 10/1/2030	250,000	239,780
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	648,810
Security Description	Principal Amount	Value
5.75%, 5/1/2043	$294,000	$298,980
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	270,000	233,558
4.75%, 2/28/2028	471,000	478,437
5.00%, 2/21/2030	416,000	428,825
5.00%, 2/15/2036 (a)	210,000	212,709
5.00%, 9/30/2043	1,076,000	1,023,728
5.10%, 9/8/2028	500,000	514,505
5.13%, 2/21/2032	205,000	212,403
5.25%, 9/8/2033	350,000	363,559
5.30%, 2/21/2035	400,000	413,132
5.50%, 9/8/2053	195,000	194,009
5.75%, 9/5/2055	110,000	112,416
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	200,000	199,486
5.00%, 9/1/2027	250,000	250,403
5.40%, 11/14/2034	432,000	445,686
5.45%, 3/15/2043 (a)	796,000	771,579
Newmont Corp.:
2.60%, 7/15/2032 (a)	200,000	182,190
5.45%, 6/9/2044	200,000	199,214
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	200,000	163,196
5.35%, 3/15/2034	350,000	366,671
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	200,000	213,084
6.13%, 12/15/2033	205,000	224,403
7.25%, 3/15/2031	270,000	307,395
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	500,000	310,200
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	310,000	312,068
4.50%, 3/14/2028	160,000	161,838
4.75%, 3/22/2042	175,000	163,352
4.88%, 3/14/2030	314,000	322,585
5.00%, 3/14/2032	250,000	257,820
5.00%, 3/9/2033	342,000	351,080
5.13%, 3/9/2053	1,015,000	946,873
5.25%, 3/14/2035	165,000	170,087
5.75%, 3/14/2055	325,000	331,282
5.88%, 3/14/2065	230,000	237,546
Southern Copper Corp.:
5.25%, 11/8/2042	435,000	415,838
6.75%, 4/16/2040	885,000	998,838
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	179,930
		14,139,366
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	471,000	444,148
2.88%, 10/15/2027	200,000	196,628
3.05%, 4/15/2030	172,000	164,341
3.25%, 8/26/2049	300,000	206,547

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.38%, 3/1/2029 (a)	$215,000	$210,711
Series MTN, 3.63%, 10/15/2047	210,000	156,322
Series MTN, 3.88%, 6/15/2044	227,000	183,595
Series MTN, 4.00%, 9/14/2048	200,000	157,778
4.80%, 3/15/2030	380,000	388,637
5.15%, 3/15/2035	500,000	511,225
Series MTN, 5.70%, 3/15/2037	350,000	369,240
Eaton Corp.:
3.92%, 9/15/2047	215,000	172,249
4.00%, 11/2/2032 (a)	148,000	145,027
4.15%, 3/15/2033 (a)	440,000	432,907
4.35%, 5/18/2028	130,000	131,495
4.70%, 8/23/2052	483,000	430,682
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	305,000	257,948
4.88%, 9/15/2041	250,000	242,660
Parker-Hannifin Corp.:
3.25%, 3/1/2027	214,000	212,493
3.25%, 6/14/2029	252,000	245,188
4.00%, 6/14/2049	467,000	375,491
Series MTN, 4.20%, 11/21/2034	493,000	478,427
Series MTN, 4.45%, 11/21/2044	219,000	192,249
4.50%, 9/15/2029	300,000	304,236
Pentair Finance SARL 4.50%, 7/1/2029	250,000	251,100
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	220,000	211,471
2.75%, 4/1/2031	228,000	211,023
Textron, Inc.:
3.90%, 9/17/2029	212,000	208,890
4.95%, 3/15/2036	415,000	412,137
5.50%, 5/15/2035 (a)	800,000	828,952
		8,733,797
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank 4.13%, 1/18/2029	450,000	456,548
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	453,000	436,375
3.57%, 12/1/2031	362,000	336,971
		773,346
OIL & GAS — 0.9%
APA Corp.:
4.75%, 4/15/2043	94,000	72,921
5.35%, 7/1/2049	258,000	214,648
6.75%, 2/15/2055	215,000	214,632
Security Description	Principal Amount	Value
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	$273,000	$245,479
2.72%, 1/12/2032	776,000	707,759
2.77%, 11/10/2050	490,000	302,345
2.94%, 6/4/2051	1,353,000	863,146
3.00%, 2/24/2050	636,000	415,270
3.00%, 3/17/2052	256,000	163,950
3.06%, 6/17/2041	225,000	171,441
3.38%, 2/8/2061 (a)	686,000	448,671
3.59%, 4/14/2027	157,000	156,523
3.63%, 4/6/2030	164,000	160,838
4.23%, 11/6/2028	927,000	933,489
4.70%, 4/10/2029	750,000	764,775
4.81%, 2/13/2033	586,000	594,145
4.87%, 11/25/2029	355,000	364,528
4.89%, 9/11/2033	580,000	590,202
4.97%, 10/17/2029	360,000	370,764
5.23%, 11/17/2034	870,000	898,197
BP Capital Markets PLC 3.72%, 11/28/2028	341,000	338,814
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	823,000	776,171
Series GMTN, 4.95%, 6/1/2047	75,000	66,176
5.00%, 12/15/2029	200,000	205,122
5.40%, 12/15/2034 (a)	198,000	201,633
6.25%, 3/15/2038	350,000	371,724
6.45%, 6/30/2033	111,000	119,761
6.50%, 2/15/2037	172,000	184,885
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (a)	275,000	192,418
4.65%, 3/20/2031	275,000	274,236
5.40%, 3/20/2036	125,000	124,851
5.40%, 6/15/2047	265,000	243,289
Chevron Corp.:
2.00%, 5/11/2027	213,000	208,288
2.24%, 5/11/2030	456,000	422,885
3.08%, 5/11/2050	350,000	238,004
Chevron USA, Inc.:
1.02%, 8/12/2027	214,000	205,183
2.34%, 8/12/2050 (a)	100,000	58,179
3.25%, 10/15/2029	618,000	602,958
3.95%, 8/13/2027	200,000	200,938
4.05%, 8/13/2028	155,000	156,228
4.30%, 10/15/2030 (a)	145,000	146,424
4.41%, 2/26/2027	290,000	292,355
4.48%, 2/26/2028	350,000	355,289
4.50%, 10/15/2032 (a)	200,000	201,974
4.82%, 4/15/2032 (a)	354,000	364,075
4.85%, 10/15/2035 (a)	555,000	561,749
4.98%, 4/15/2035	363,000	372,122
CNOOC Finance 2013 Ltd.:
3.30%, 9/30/2049	200,000	153,508

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 5/9/2043	$331,000	$303,034
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	103,550
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,154,000	1,166,382
CNOOC Petroleum North America ULC:
6.40%, 5/15/2037	300,000	352,896
7.50%, 7/30/2039	250,000	328,030
ConocoPhillips:
5.90%, 10/15/2032	423,000	459,112
5.90%, 5/15/2038	136,000	145,360
6.50%, 2/1/2039	360,000	404,539
ConocoPhillips Co.:
3.80%, 3/15/2052	300,000	220,545
4.03%, 3/15/2062	534,000	388,469
4.30%, 11/15/2044	300,000	253,776
4.70%, 1/15/2030	240,000	244,654
4.85%, 1/15/2032 (a)	200,000	205,544
5.00%, 1/15/2035 (a)	450,000	456,592
5.05%, 9/15/2033	538,000	553,801
5.30%, 5/15/2053	810,000	755,090
5.50%, 1/15/2055 (a)	350,000	335,405
5.65%, 1/15/2065	300,000	288,990
5.70%, 9/15/2063	200,000	193,188
5.95%, 3/15/2046	200,000	207,060
6.95%, 4/15/2029	400,000	434,936
Continental Resources, Inc. 4.38%, 1/15/2028	450,000	448,938
Coterra Energy, Inc.:
4.38%, 3/15/2029	245,000	245,696
5.40%, 2/15/2035 (a)	363,000	368,536
5.60%, 3/15/2034	310,000	319,700
5.90%, 2/15/2055	235,000	225,922
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	200,000	200,760
4.75%, 5/15/2042	279,000	241,653
5.00%, 6/15/2045	645,000	561,963
5.20%, 9/15/2034 (a)	200,000	199,292
5.60%, 7/15/2041	328,000	317,665
5.75%, 9/15/2054	200,000	184,174
7.88%, 9/30/2031	250,000	288,975
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	242,025
3.50%, 12/1/2029	538,000	521,860
4.25%, 3/15/2052 (a)	400,000	311,640
4.40%, 3/24/2051 (a)	292,000	234,292
5.20%, 4/18/2027	330,000	334,891
5.40%, 4/18/2034	568,000	581,598
5.55%, 4/1/2035	355,000	365,171
5.75%, 4/18/2054	435,000	411,423
5.90%, 4/18/2064	355,000	336,249
6.25%, 3/15/2033	524,000	565,082
6.25%, 3/15/2053	200,000	202,350
Security Description	Principal Amount	Value
EOG Resources, Inc.:
3.90%, 4/1/2035	$527,000	$490,621
4.38%, 4/15/2030	218,000	219,458
4.40%, 7/15/2028	175,000	177,002
4.40%, 1/15/2031	290,000	291,053
4.95%, 4/15/2050	330,000	295,469
5.00%, 7/15/2032	500,000	511,985
5.35%, 1/15/2036	355,000	364,848
5.65%, 12/1/2054 (a)	337,000	330,371
5.95%, 7/15/2055	340,000	346,946
EQT Corp.:
5.00%, 1/15/2029	189,000	191,514
5.75%, 2/1/2034 (a)	326,000	340,846
6.38%, 4/1/2029	300,000	310,665
7.00%, 2/1/2030	509,000	553,110
Equinor ASA:
3.13%, 4/6/2030	707,000	681,060
3.25%, 11/18/2049	200,000	139,876
3.63%, 9/10/2028	345,000	344,075
3.63%, 4/6/2040	164,000	138,821
3.70%, 4/6/2050	410,000	310,993
3.95%, 5/15/2043	167,000	140,502
4.25%, 6/2/2028	565,000	569,893
4.50%, 9/3/2030	1,250,000	1,268,425
4.75%, 11/14/2035	600,000	597,156
5.13%, 6/3/2035	1,335,000	1,372,113
Expand Energy Corp.:
4.75%, 2/1/2032	829,000	818,911
5.38%, 2/1/2029	350,000	350,508
5.38%, 3/15/2030	150,000	152,280
5.70%, 1/15/2035	415,000	429,587
Exxon Mobil Corp.:
2.44%, 8/16/2029	679,000	648,818
2.61%, 10/15/2030	1,107,000	1,037,801
3.00%, 8/16/2039	400,000	320,116
3.10%, 8/16/2049	156,000	106,692
3.45%, 4/15/2051	1,046,000	752,210
3.48%, 3/19/2030	200,000	195,672
4.11%, 3/1/2046	752,000	629,928
4.23%, 3/19/2040	557,000	510,986
4.33%, 3/19/2050	800,000	672,368
Helmerich & Payne, Inc. 5.50%, 12/1/2034	200,000	197,092
Hess Corp.:
5.60%, 2/15/2041	325,000	336,122
5.80%, 4/1/2047	591,000	605,952
7.13%, 3/15/2033	98,000	113,488
7.30%, 8/15/2031	200,000	229,898
HF Sinclair Corp.:
4.50%, 10/1/2030 (a)	200,000	196,860
5.50%, 9/1/2032	200,000	202,760
5.75%, 1/15/2031	420,000	433,982
6.25%, 1/15/2035 (a)	516,000	538,673
Marathon Petroleum Corp.:
4.75%, 9/15/2044	255,000	218,466

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 3/1/2030	$335,000	$345,073
5.70%, 3/1/2035	375,000	386,569
6.50%, 3/1/2041	428,000	455,790
Occidental Petroleum Corp.:
4.20%, 3/15/2048	250,000	186,653
5.20%, 8/1/2029	400,000	409,652
5.38%, 1/1/2032	425,000	433,984
5.55%, 10/1/2034 (a)	205,000	208,737
6.05%, 10/1/2054	275,000	262,226
6.20%, 3/15/2040	250,000	253,230
6.38%, 9/1/2028	380,000	398,259
6.45%, 9/15/2036	907,000	964,957
6.60%, 3/15/2046	400,000	411,896
6.63%, 9/1/2030	1,101,000	1,182,848
7.50%, 5/1/2031	304,000	341,656
7.95%, 6/15/2039	155,000	181,666
Ovintiv, Inc.:
6.25%, 7/15/2033 (a)	340,000	360,862
6.50%, 8/15/2034	200,000	214,872
6.63%, 8/15/2037	200,000	212,416
7.10%, 7/15/2053 (a)	200,000	213,056
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	215,000	216,711
Phillips 66 Co.:
2.15%, 12/15/2030	311,500	279,646
3.15%, 12/15/2029	518,000	497,150
3.30%, 3/15/2052	1,026,000	668,039
3.75%, 3/1/2028	424,000	420,922
4.65%, 11/15/2034	495,000	485,095
4.88%, 11/15/2044	660,000	579,902
4.90%, 10/1/2046	200,000	174,694
4.95%, 3/15/2035 (a)	200,000	198,926
5.50%, 3/15/2055	150,000	138,749
5.65%, 6/15/2054 (a)	1,650,000	1,553,409
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	566,000	512,807
2.15%, 1/15/2031	264,000	239,622
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	644,274
2.75%, 4/6/2030	391,000	370,562
3.00%, 11/26/2051 (b)	550,000	355,009
3.13%, 11/7/2049 (b)	345,000	231,981
3.25%, 4/6/2050	592,000	408,705
3.75%, 9/12/2046	698,000	544,279
4.00%, 5/10/2046	457,000	369,850
4.13%, 11/6/2030	240,000	239,990
4.13%, 5/11/2035 (a)	463,000	444,906
4.38%, 5/11/2045	694,000	598,436
4.75%, 1/6/2036	500,000	498,925
5.50%, 3/25/2040 (b)	370,000	378,728
6.38%, 12/15/2038 (b)	740,000	824,271
Shell International Finance BV 3.63%, 8/21/2042	220,000	176,935
Security Description	Principal Amount	Value
Suncor Energy, Inc.:
3.75%, 3/4/2051	$161,000	$114,722
6.80%, 5/15/2038	266,000	293,619
6.85%, 6/1/2039	390,000	433,664
7.15%, 2/1/2032	150,000	168,429
TotalEnergies Capital International SA:
2.83%, 1/10/2030	382,700	366,420
2.99%, 6/29/2041	700,000	529,445
3.13%, 5/29/2050	181,000	120,805
3.39%, 6/29/2060	450,000	292,676
3.46%, 7/12/2049	450,000	321,314
TotalEnergies Capital SA:
3.88%, 10/11/2028	109,000	109,138
4.72%, 9/10/2034 (a)	279,000	281,422
5.15%, 4/5/2034	226,000	234,884
5.28%, 9/10/2054	500,000	470,565
5.43%, 9/10/2064	550,000	515,273
5.49%, 4/5/2054	765,000	741,262
5.64%, 4/5/2064	300,000	291,492
Valero Energy Corp.:
3.65%, 12/1/2051	205,000	141,858
4.00%, 6/1/2052	151,000	111,515
5.15%, 2/15/2030	235,000	241,968
6.63%, 6/15/2037	997,000	1,099,312
Viper Energy Partners LLC:
4.90%, 8/1/2030	150,000	151,707
5.70%, 8/1/2035	350,000	356,073
Woodside Finance Ltd.:
4.90%, 5/19/2028	152,000	154,247
5.40%, 5/19/2030	500,000	513,505
5.70%, 5/19/2032	500,000	520,485
6.00%, 5/19/2035	500,000	521,065
		80,063,532
OIL & GAS SERVICES — 0.0% *
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029 (a)	327,000	315,539
3.34%, 12/15/2027	500,000	494,505
4.08%, 12/15/2047	368,500	293,724
4.49%, 5/1/2030	445,000	448,524
Halliburton Co.:
2.92%, 3/1/2030 (a)	300,000	283,986
4.85%, 11/15/2035	416,000	410,821
5.00%, 11/15/2045 (a)	720,000	643,831
6.70%, 9/15/2038	308,000	341,551
NOV, Inc. 3.60%, 12/1/2029 (a)	340,000	331,391
		3,563,872
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (a)	200,000	208,950

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	$300,000	$278,061
2.69%, 5/25/2031 (a)	345,000	315,503
4.80%, 3/17/2028	475,000	481,441
5.10%, 3/17/2030	216,000	221,702
5.50%, 3/17/2035 (a)	180,000	186,134
AptarGroup, Inc. 4.75%, 3/30/2031	250,000	251,855
Berry Global, Inc.:
1.65%, 1/15/2027	273,000	266,077
5.65%, 1/15/2034	325,000	338,894
5.80%, 6/15/2031	435,000	459,473
Packaging Corp. of America:
3.00%, 12/15/2029	390,000	373,004
3.40%, 12/15/2027	200,000	198,126
4.05%, 12/15/2049	205,000	162,825
5.20%, 8/15/2035	70,000	71,102
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (a)	295,000	304,446
5.44%, 4/3/2034 (a)	258,000	267,131
Smurfit Westrock Financing DAC:
5.19%, 1/15/2036 (a)	250,000	251,880
5.42%, 1/15/2035 (a)	350,000	360,969
Sonoco Products Co.:
2.25%, 2/1/2027	140,000	137,250
2.85%, 2/1/2032 (a)	200,000	180,546
3.13%, 5/1/2030	434,000	410,594
5.75%, 11/1/2040	210,000	211,720
WestRock MWV LLC 8.20%, 1/15/2030	274,000	311,927
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	200,000	178,254
3.90%, 6/1/2028	248,000	246,817
4.00%, 3/15/2028	273,000	272,320
4.90%, 3/15/2029	428,500	436,415
		7,383,416
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
3.20%, 11/21/2029	1,670,000	1,619,816
4.05%, 11/21/2039	1,450,000	1,294,618
4.25%, 11/14/2028 (a)	497,000	502,427
4.25%, 11/21/2049	1,369,000	1,129,028
4.30%, 5/14/2036	623,000	597,768
4.40%, 11/6/2042	1,200,000	1,070,448
4.45%, 5/14/2046	512,000	444,984
4.50%, 5/14/2035	939,000	922,436
4.55%, 3/15/2035	1,171,000	1,154,290
4.65%, 3/15/2028	225,000	228,762
4.70%, 5/14/2045	546,000	493,688
4.75%, 3/15/2045	499,000	454,873
4.80%, 3/15/2027	400,000	404,256
4.80%, 3/15/2029	830,000	850,609
4.85%, 6/15/2044	519,000	480,988
Security Description	Principal Amount	Value
4.88%, 3/15/2030	$188,000	$193,657
4.88%, 11/14/2048	501,000	456,651
4.95%, 3/15/2031	205,000	212,097
5.05%, 3/15/2034	685,000	703,837
5.20%, 3/15/2035	110,000	113,777
5.35%, 3/15/2044	200,000	197,846
5.40%, 3/15/2054	458,000	445,561
5.50%, 3/15/2064	485,000	471,624
5.60%, 3/15/2055	65,000	65,221
Astrazeneca Finance LLC:
1.75%, 5/28/2028	415,500	396,761
4.80%, 2/26/2027	455,000	460,169
4.85%, 2/26/2029	390,000	400,358
4.88%, 3/3/2033	650,000	670,267
4.90%, 2/26/2031 (a)	280,000	289,724
5.00%, 2/26/2034	470,000	486,285
AstraZeneca PLC:
1.38%, 8/6/2030	344,000	305,751
2.13%, 8/6/2050	200,000	111,442
3.00%, 5/28/2051	424,000	285,734
3.13%, 6/12/2027	410,000	406,843
4.00%, 9/18/2042	402,000	346,592
4.38%, 11/16/2045	340,000	299,370
6.45%, 9/15/2037	622,000	709,167
Becton Dickinson & Co.:
1.96%, 2/11/2031	594,000	528,268
2.82%, 5/20/2030	239,000	225,320
3.70%, 6/6/2027	570,000	567,845
4.87%, 2/8/2029	350,000	356,926
5.08%, 6/7/2029	582,000	597,615
5.11%, 2/8/2034	400,000	408,216
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	482,000	426,985
2.35%, 11/13/2040	291,000	207,157
2.55%, 11/13/2050	328,000	194,294
2.95%, 3/15/2032	363,000	336,251
3.25%, 2/27/2027	478,000	475,557
3.40%, 7/26/2029	1,090,000	1,069,508
3.45%, 11/15/2027	176,800	176,222
3.70%, 3/15/2052	613,000	450,684
4.13%, 6/15/2039 (a)	792,000	719,556
4.25%, 10/26/2049	917,000	749,180
4.35%, 11/15/2047	578,000	488,531
4.55%, 2/20/2048	405,000	350,406
4.63%, 5/15/2044	200,000	180,104
4.90%, 2/22/2029	340,000	349,700
5.10%, 2/22/2031	525,000	547,270
5.20%, 2/22/2034	969,000	1,007,692
5.50%, 2/22/2044	324,000	324,616
5.55%, 2/22/2054 (a)	355,000	348,965
5.75%, 2/1/2031	290,000	310,213
5.90%, 11/15/2033 (a)	385,000	420,389
Cardinal Health, Inc.:
4.37%, 6/15/2047	191,000	158,536
4.50%, 9/15/2030 (a)	100,000	100,932

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/15/2044	$200,000	$172,252
4.90%, 9/15/2045	200,000	180,296
5.00%, 11/15/2029	250,000	256,767
5.13%, 2/15/2029	506,000	520,689
5.15%, 9/15/2035 (a)	70,000	71,172
5.35%, 11/15/2034	250,000	257,650
5.75%, 11/15/2054 (a)	255,000	254,714
Cencora, Inc.:
2.70%, 3/15/2031	296,000	272,788
4.25%, 3/1/2045	338,000	286,144
4.30%, 12/15/2047	265,000	222,171
5.13%, 2/15/2034	286,000	293,259
5.15%, 2/15/2035	55,000	56,234
CVS Health Corp.:
1.30%, 8/21/2027	593,000	567,175
1.75%, 8/21/2030	527,000	468,308
1.88%, 2/28/2031	823,000	722,808
2.13%, 9/15/2031	327,000	287,319
2.70%, 8/21/2040	210,000	149,969
3.75%, 4/1/2030	250,000	243,995
4.13%, 4/1/2040	250,000	213,635
4.30%, 3/25/2028	1,612,435	1,618,401
4.78%, 3/25/2038	1,463,000	1,381,730
4.88%, 7/20/2035	384,000	377,894
5.00%, 1/30/2029	601,000	614,024
5.00%, 9/15/2032 (a)	120,000	122,375
5.05%, 3/25/2048	3,017,000	2,663,046
5.13%, 7/20/2045	1,263,000	1,141,714
5.25%, 2/21/2033	620,000	638,557
5.30%, 6/1/2033	491,000	507,115
5.30%, 12/5/2043	209,000	194,669
5.45%, 9/15/2035	200,000	204,712
5.63%, 2/21/2053	503,000	471,945
5.70%, 6/1/2034	500,000	524,495
5.88%, 6/1/2053 (a)	636,000	617,537
6.00%, 6/1/2063	283,000	273,313
6.13%, 9/15/2039	260,000	271,375
6.20%, 9/15/2055	260,000	264,261
6.25%, 9/15/2065	200,000	200,802
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	437,000	251,607
2.50%, 9/15/2060	369,000	201,079
3.38%, 3/15/2029	587,000	578,377
3.70%, 3/1/2045	200,000	160,736
3.95%, 5/15/2047	160,000	130,154
4.00%, 10/15/2028	270,000	271,741
4.15%, 8/14/2027	250,000	251,885
4.15%, 3/15/2059	319,000	253,123
4.20%, 8/14/2029	605,000	610,929
4.25%, 3/15/2031	500,000	503,915
4.50%, 2/9/2027	530,000	534,441
4.50%, 2/9/2029	341,000	347,407
4.55%, 2/12/2028	340,000	345,729
4.55%, 10/15/2032 (a)	355,000	359,974
4.60%, 8/14/2034	250,000	250,900
Security Description	Principal Amount	Value
4.70%, 2/27/2033	$79,000	$80,703
4.70%, 2/9/2034	500,000	506,655
4.75%, 2/12/2030	290,000	298,129
4.88%, 2/27/2053	200,000	182,680
4.90%, 2/12/2032	500,000	517,425
4.90%, 10/15/2035	280,000	284,780
4.95%, 2/27/2063	410,000	370,115
5.00%, 2/9/2054	295,000	275,087
5.05%, 8/14/2054	425,000	398,505
5.10%, 2/12/2035	500,000	517,210
5.20%, 8/14/2064	160,000	150,626
5.50%, 2/12/2055	205,000	205,500
5.55%, 10/15/2055	315,000	317,659
5.60%, 2/12/2065	235,000	235,733
5.65%, 10/15/2065 (a)	290,000	292,639
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029 (a)	332,000	325,559
4.32%, 3/12/2027	325,000	327,398
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	658,579
4.50%, 4/15/2030	250,000	253,963
4.88%, 4/15/2035	250,000	252,598
6.38%, 5/15/2038	816,000	915,650
Johnson & Johnson:
1.30%, 9/1/2030	424,000	378,021
2.10%, 9/1/2040	400,000	283,020
2.25%, 9/1/2050	466,000	274,861
2.45%, 9/1/2060	415,000	228,682
2.95%, 3/3/2027	528,500	524,779
3.40%, 1/15/2038	782,000	687,792
3.63%, 3/3/2037	736,000	669,208
3.70%, 3/1/2046	489,000	396,564
3.75%, 3/3/2047	310,000	250,139
4.50%, 9/1/2040 (a)	359,000	348,147
4.55%, 3/1/2028	235,000	239,439
4.70%, 3/1/2030	270,000	278,221
4.80%, 6/1/2029	615,000	634,662
4.85%, 3/1/2032	200,000	207,632
4.85%, 5/15/2041	100,000	99,152
4.90%, 6/1/2031	200,000	208,738
4.95%, 5/15/2033 (a)	250,000	263,480
4.95%, 6/1/2034 (a)	255,000	267,518
5.00%, 3/1/2035 (a)	200,000	208,310
5.25%, 6/1/2054 (a)	220,000	220,372
5.85%, 7/15/2038	373,000	410,938
5.95%, 8/15/2037	506,000	563,284
6.95%, 9/1/2029	200,000	221,568
McKesson Corp.:
3.95%, 2/16/2028	200,000	199,866
4.25%, 9/15/2029	367,000	368,919
4.65%, 5/30/2030	250,000	254,358
4.90%, 7/15/2028	200,000	204,908
4.95%, 5/30/2032	250,000	256,805
5.25%, 5/30/2035	250,000	258,152

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Merck & Co., Inc.:
1.45%, 6/24/2030	$325,000	$290,901
1.90%, 12/10/2028	274,000	259,790
2.15%, 12/10/2031	442,000	393,451
2.45%, 6/24/2050	454,000	266,666
2.75%, 12/10/2051	375,000	232,534
2.90%, 12/10/2061	207,000	120,391
3.40%, 3/7/2029	732,000	720,683
3.85%, 9/15/2027	200,000	200,694
3.85%, 3/15/2029 (a)	365,000	365,007
4.00%, 3/7/2049	559,000	447,882
4.15%, 9/15/2030 (a)	290,000	290,841
4.15%, 3/15/2031	500,000	498,470
4.15%, 5/18/2043	381,000	327,786
4.45%, 12/4/2032	500,000	500,935
4.50%, 5/17/2033 (a)	705,000	712,008
4.55%, 9/15/2032 (a)	500,000	505,660
4.75%, 12/4/2035	640,000	638,662
4.90%, 5/17/2044	281,000	264,404
4.95%, 9/15/2035	315,000	319,949
5.00%, 5/17/2053	560,000	514,993
5.15%, 5/17/2063	342,000	314,418
5.50%, 3/15/2046	250,000	249,683
5.55%, 12/4/2055	250,000	247,098
5.70%, 9/15/2055	500,000	505,445
5.70%, 12/4/2065	500,000	495,310
6.50%, 12/1/2033	1,000,000	1,130,820
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	202,000	214,195
Mylan, Inc. 5.20%, 4/15/2048	342,000	278,214
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	964,000	946,658
2.20%, 8/14/2030	351,000	324,657
3.80%, 9/18/2029	315,000	313,494
3.90%, 11/5/2028	130,000	130,410
4.00%, 9/18/2031 (a)	275,000	273,639
4.10%, 11/5/2030	350,000	349,765
4.20%, 9/18/2034	425,000	415,590
4.30%, 11/5/2032	350,000	348,365
4.40%, 5/6/2044	594,000	529,854
4.60%, 11/5/2035	350,000	347,011
4.70%, 9/18/2054	135,000	120,313
5.20%, 11/5/2045	350,000	341,799
5.30%, 11/5/2055	350,000	339,136
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	2,125,000	2,152,986
4.65%, 5/19/2030	1,465,000	1,494,739
4.75%, 5/19/2033	961,000	971,821
5.11%, 5/19/2043	525,000	505,097
5.30%, 5/19/2053	1,942,000	1,840,259
5.34%, 5/19/2063	1,533,000	1,423,299
Pfizer, Inc.:
1.70%, 5/28/2030	664,000	601,020
Security Description	Principal Amount	Value
1.75%, 8/18/2031 (a)	$200,500	$177,080
2.55%, 5/28/2040	100,000	73,497
3.45%, 3/15/2029 (a)	541,000	534,665
3.88%, 11/15/2027	250,000	250,845
3.90%, 3/15/2039	230,000	203,219
4.13%, 12/15/2046	400,000	330,164
4.20%, 11/15/2030 (a)	335,000	336,467
4.20%, 9/15/2048	875,000	721,464
4.30%, 6/15/2043	160,000	139,573
4.40%, 5/15/2044	206,000	183,466
4.50%, 11/15/2032	250,000	250,538
4.88%, 11/15/2035	500,000	501,900
5.60%, 11/15/2055 (a)	500,000	495,830
5.70%, 11/15/2065	250,000	246,388
7.20%, 3/15/2039	840,000	1,003,036
Pharmacia LLC 6.60%, 12/1/2028	451,000	484,176
Sanofi SA:
3.63%, 6/19/2028	352,000	351,317
3.80%, 11/3/2028	400,000	400,304
4.20%, 11/3/2032	500,000	499,180
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	465,000	424,936
3.03%, 7/9/2040 (a)	456,000	349,228
3.18%, 7/9/2050	300,000	200,340
3.38%, 7/9/2060 (a)	200,000	127,730
5.00%, 11/26/2028	497,000	508,481
5.30%, 7/5/2034	300,000	309,582
5.65%, 7/5/2054	250,000	245,440
5.80%, 7/5/2064 (a)	250,000	246,448
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	600,000	610,908
5.90%, 7/7/2055	520,000	527,160
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	901,000	741,154
Viatris, Inc.:
2.30%, 6/22/2027	300,000	291,330
3.85%, 6/22/2040	427,000	327,688
4.00%, 6/22/2050	577,000	384,426
Wyeth LLC:
5.95%, 4/1/2037	451,000	485,389
6.00%, 2/15/2036	300,000	324,948
Zoetis, Inc.:
2.00%, 5/15/2030	400,000	365,900
3.00%, 9/12/2027	500,000	493,225
3.00%, 5/15/2050 (a)	400,000	265,712
3.90%, 8/20/2028	200,000	199,918
4.15%, 8/17/2028	255,000	256,402
4.70%, 2/1/2043	268,000	245,968
5.00%, 8/17/2035	140,000	141,574
5.60%, 11/16/2032	185,000	196,535
		111,697,031

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	$5,000	$4,921
Boardwalk Pipelines LP:
4.45%, 7/15/2027	210,000	210,746
4.80%, 5/3/2029	190,000	192,329
5.38%, 2/15/2036	500,000	502,600
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	361,000	352,708
5.13%, 6/30/2027	531,000	536,257
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	419,915
4.50%, 10/1/2029	690,000	692,049
5.55%, 10/30/2035 (b)	250,000	255,838
5.75%, 8/15/2034	500,000	522,195
5.95%, 6/30/2033	775,000	822,562
Cheniere Energy, Inc.:
4.63%, 10/15/2028	694,000	693,556
5.65%, 4/15/2034	492,000	510,775
DCP Midstream Operating LP 5.63%, 7/15/2027	411,000	418,661
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	277,000	268,194
5.80%, 1/15/2035	500,000	527,910
6.20%, 1/15/2055	208,000	215,353
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	250,000	294,240
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	535,000	459,966
3.70%, 7/15/2027	204,000	202,929
4.20%, 11/20/2028	210,000	210,273
4.50%, 2/15/2031	500,000	499,415
4.50%, 6/10/2044	205,000	174,205
4.60%, 6/20/2028	315,000	318,204
4.90%, 6/20/2030 (a)	265,000	270,780
5.20%, 11/20/2035	350,000	353,220
5.25%, 4/5/2027	200,000	202,824
5.30%, 4/5/2029	460,000	474,232
5.55%, 6/20/2035	335,000	347,006
5.63%, 4/5/2034	515,000	537,794
5.70%, 3/8/2033	833,000	877,574
6.00%, 11/15/2028	500,000	525,445
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	200,000	212,060
Energy Transfer LP:
3.75%, 5/15/2030	469,000	456,557
4.00%, 10/1/2027	233,000	232,692
4.40%, 3/15/2027	268,000	268,852
4.95%, 6/15/2028	561,000	570,324
5.15%, 2/1/2043	154,000	138,866
5.15%, 3/15/2045	423,000	374,896
5.20%, 4/1/2030	385,000	396,785
5.25%, 4/15/2029	480,000	493,195
Security Description	Principal Amount	Value
5.25%, 7/1/2029	$335,000	$344,829
5.30%, 4/15/2047	370,000	329,148
5.35%, 5/15/2045	557,000	504,648
5.50%, 6/1/2027	383,000	389,274
5.55%, 2/15/2028	500,000	513,330
5.55%, 5/15/2034	175,000	179,956
5.60%, 9/1/2034	500,000	514,665
5.70%, 4/1/2035 (a)	250,000	258,923
5.75%, 2/15/2033	640,000	671,776
5.95%, 5/15/2054	587,000	556,987
6.00%, 6/15/2048	340,000	329,922
6.05%, 6/1/2041	410,000	415,433
6.05%, 9/1/2054	470,000	452,276
6.13%, 12/15/2045	339,000	333,464
6.20%, 4/1/2055	90,000	88,317
6.25%, 4/15/2049	602,000	596,468
6.40%, 12/1/2030	340,000	367,360
6.50%, 2/1/2042	293,000	309,045
6.55%, 12/1/2033	790,000	866,875
6.63%, 10/15/2036	359,000	389,720
7.50%, 7/1/2038	300,000	347,553
Enterprise Products Operating LLC:
3.13%, 7/31/2029	584,000	566,404
3.20%, 2/15/2052	464,000	307,674
3.30%, 2/15/2053 (a)	464,000	310,759
3.70%, 1/31/2051	269,000	197,720
3.95%, 2/15/2027	420,000	420,315
4.15%, 10/16/2028	316,700	318,724
4.25%, 2/15/2048	360,000	295,686
4.30%, 6/20/2028	388,000	391,364
4.45%, 2/15/2043	200,000	175,898
4.60%, 1/15/2031	855,000	865,833
4.80%, 2/1/2049	473,000	417,058
4.85%, 1/31/2034 (a)	259,000	261,800
4.85%, 3/15/2044	849,000	776,003
4.90%, 5/15/2046	553,000	500,880
4.95%, 2/15/2035	345,000	349,423
5.10%, 2/15/2045	846,000	793,827
5.20%, 1/15/2036	815,000	829,491
5.35%, 1/31/2033 (a)	243,000	253,865
5.55%, 2/16/2055	210,000	203,650
5.70%, 2/15/2042	119,000	121,519
6.13%, 10/15/2039	380,000	409,298
6.45%, 9/1/2040	433,000	483,033
Series D, 6.88%, 3/1/2033	206,000	233,509
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	489,000	431,733
5.00%, 3/1/2043	215,000	195,766
5.50%, 3/1/2044	235,842	226,319
5.80%, 3/15/2035	425,000	446,429
6.50%, 9/1/2039	375,000	404,468
6.55%, 9/15/2040	560,000	607,247
7.40%, 3/15/2031	200,000	225,756

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 11/15/2040	$185,000	$216,115
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (a)	514,000	459,023
3.25%, 8/1/2050	161,000	106,659
3.60%, 2/15/2051	422,000	294,843
4.30%, 3/1/2028	441,000	443,240
4.80%, 2/1/2033	425,000	426,292
5.00%, 2/1/2029 (a)	506,000	518,017
5.10%, 8/1/2029 (a)	235,000	241,709
5.15%, 6/1/2030	440,000	454,978
5.20%, 6/1/2033	605,000	622,575
5.30%, 12/1/2034	328,000	334,652
5.40%, 2/1/2034	535,000	552,521
5.55%, 6/1/2045	425,000	410,835
5.85%, 6/1/2035 (a)	40,000	42,339
5.95%, 8/1/2054	555,000	553,030
MPLX LP:
2.65%, 8/15/2030	670,000	620,648
4.00%, 3/15/2028	616,000	614,891
4.13%, 3/1/2027	566,000	566,283
4.25%, 12/1/2027	226,000	226,728
4.50%, 4/15/2038	698,000	637,176
4.70%, 4/15/2048	534,000	444,138
4.80%, 2/15/2029	320,000	324,902
4.80%, 2/15/2031	500,000	505,480
4.90%, 4/15/2058	250,000	205,425
4.95%, 3/14/2052	334,000	281,124
5.00%, 1/15/2033	500,000	501,880
5.20%, 3/1/2047	620,000	554,261
5.40%, 4/1/2035	250,000	251,825
5.40%, 9/15/2035	475,000	478,582
5.50%, 6/1/2034	280,000	285,874
5.50%, 2/15/2049	370,000	340,185
5.65%, 3/1/2053	200,000	185,502
5.95%, 4/1/2055	50,000	48,247
6.20%, 9/15/2055	180,000	179,159
ONEOK Partners LP 6.65%, 10/1/2036	755,000	822,218
ONEOK, Inc.:
3.10%, 3/15/2030	309,000	293,942
3.25%, 6/1/2030	475,000	452,457
3.95%, 3/1/2050	220,000	159,496
4.25%, 9/24/2027	825,000	827,673
4.35%, 3/15/2029	328,000	329,092
4.40%, 10/15/2029	200,000	200,674
4.55%, 7/15/2028	273,000	275,361
4.75%, 10/15/2031	200,000	201,132
4.95%, 10/15/2032	500,000	502,390
4.95%, 7/13/2047	250,000	218,588
5.05%, 11/1/2034	425,000	421,681
5.15%, 10/15/2043	200,000	182,180
5.40%, 10/15/2035	500,000	505,480
5.65%, 11/1/2028	340,000	353,260
5.65%, 9/1/2034	250,000	258,598
5.70%, 11/1/2054	530,000	494,400
Security Description	Principal Amount	Value
5.85%, 11/1/2064	$425,000	$399,283
6.00%, 6/15/2035 (a)	417,000	440,923
6.10%, 11/15/2032	228,000	244,058
6.25%, 10/15/2055	515,000	516,586
6.63%, 9/1/2053	549,000	575,994
Plains All American Pipeline LP 5.95%, 6/15/2035	500,000	520,795
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (a)	720,000	699,826
4.70%, 1/15/2031	390,000	392,324
5.15%, 6/1/2042	205,000	187,737
5.60%, 1/15/2036	375,000	379,789
5.70%, 9/15/2034	500,000	516,410
6.65%, 1/15/2037	170,000	184,836
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	236,219
5.00%, 3/15/2027	877,000	882,806
5.90%, 9/15/2037	293,662	309,314
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	125,000	126,068
5.03%, 10/1/2029	325,000	329,810
5.58%, 10/1/2034	250,000	252,640
6.18%, 10/1/2054	270,000	259,999
Spectra Energy Partners LP 4.50%, 3/15/2045	300,000	253,122
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	95,712
4.35%, 1/15/2029	220,000	220,550
4.90%, 9/15/2030	184,000	187,595
4.95%, 4/15/2052	200,000	170,812
5.40%, 7/30/2036	350,000	350,777
5.50%, 2/15/2035	268,000	274,638
5.55%, 8/15/2035	355,000	363,662
5.65%, 2/15/2036 (a)	1,490,000	1,532,137
6.13%, 3/15/2033	517,000	552,988
6.13%, 5/15/2055	572,000	568,814
6.25%, 7/1/2052	250,000	251,680
6.50%, 3/30/2034	95,000	103,774
6.50%, 2/15/2053	200,000	208,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	404,000	385,909
5.00%, 1/15/2028	309,000	309,136
5.50%, 3/1/2030	400,000	406,320
TC PipeLines LP 3.90%, 5/25/2027	300,000	298,908
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	214,796
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	562,000	555,711

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 5/15/2028	$449,000	$449,988
4.63%, 3/1/2034 (a)	537,000	523,462
5.85%, 3/15/2036	202,000	210,951
6.10%, 6/1/2040	335,000	352,648
6.20%, 10/15/2037	843,000	899,371
5 yr. CMT + 2.61%, 7.00%, 6/1/2065 (a) (c)	235,000	242,240
7.63%, 1/15/2039	326,000	387,275
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	537,000	514,414
4.00%, 3/15/2028	150,000	149,780
4.60%, 3/15/2048	433,000	375,753
5.10%, 3/15/2036 (b)	225,000	226,739
5.75%, 3/15/2056 (b)	250,000	247,833
Valero Energy Partners LP 4.50%, 3/15/2028	182,000	183,245
Western Midstream Operating LP:
4.50%, 3/1/2028	203,000	203,741
4.80%, 3/1/2031 (a)	500,000	499,865
5.25%, 2/1/2050	200,000	171,510
5.30%, 3/1/2048	490,000	422,870
5.45%, 11/15/2034	275,000	277,118
5.50%, 12/15/2035	355,000	353,804
5.50%, 8/15/2048	165,000	145,500
6.15%, 4/1/2033	450,000	477,014
Williams Cos., Inc.:
2.60%, 3/15/2031	300,000	274,047
3.50%, 11/15/2030	366,000	351,316
3.75%, 6/15/2027	739,000	736,014
4.63%, 6/30/2030	235,000	237,545
4.80%, 11/15/2029	85,000	86,596
4.85%, 3/1/2048	338,000	296,639
4.90%, 3/15/2029 (a)	400,000	408,440
4.90%, 1/15/2045	200,000	179,452
5.10%, 9/15/2045	200,000	183,748
5.15%, 3/15/2034	370,000	376,405
5.30%, 8/15/2028	277,000	285,202
5.30%, 9/30/2035	250,000	254,500
5.40%, 3/4/2044	200,000	191,788
5.60%, 3/15/2035	320,000	332,470
5.75%, 6/24/2044	303,000	301,515
6.00%, 3/15/2055	180,000	183,231
6.30%, 4/15/2040	666,000	718,441
Series A, 7.50%, 1/15/2031	155,000	175,967
8.75%, 3/15/2032	260,000	315,476
		84,213,450
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	427,000	387,592
4.80%, 6/15/2030	195,000	197,673
4.90%, 1/15/2033	295,000	296,378
5.50%, 4/1/2029 (a)	175,000	181,408
Security Description	Principal Amount	Value
5.50%, 6/15/2035	$145,000	$149,839
		1,212,890
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	200,000	187,182
4.80%, 10/1/2032	190,000	191,416
5.60%, 6/15/2035	100,000	104,723
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	415,000	339,727
2.00%, 5/18/2032	431,000	364,557
2.75%, 12/15/2029 (a)	150,000	140,808
2.95%, 3/15/2034	85,000	72,776
3.38%, 8/15/2031	320,000	299,059
3.95%, 1/15/2027	156,000	155,568
4.50%, 7/30/2029	203,000	203,089
4.70%, 7/1/2030	321,000	322,714
4.75%, 4/15/2035	450,000	433,773
4.85%, 4/15/2049	150,000	127,215
5.15%, 4/15/2053	162,000	141,462
5.25%, 5/15/2036	325,000	321,327
5.50%, 10/1/2035 (a)	285,000	289,759
American Assets Trust LP:
3.38%, 2/1/2031	200,000	182,366
6.15%, 10/1/2034	210,000	213,037
American Homes 4 Rent LP:
3.63%, 4/15/2032	120,000	113,440
4.25%, 2/15/2028	158,500	158,874
4.90%, 2/15/2029	603,500	613,500
4.95%, 6/15/2030	250,000	255,055
5.25%, 3/15/2035 (a)	60,000	60,938
American Tower Corp.:
2.10%, 6/15/2030	191,000	173,436
2.30%, 9/15/2031 (a)	305,000	270,977
2.70%, 4/15/2031	160,000	146,813
2.75%, 1/15/2027	293,000	289,112
2.90%, 1/15/2030	274,000	260,251
2.95%, 1/15/2051	201,000	127,804
3.10%, 6/15/2050	310,000	204,002
3.13%, 1/15/2027	119,000	117,871
3.95%, 3/15/2029	489,000	484,961
4.70%, 12/15/2032	310,000	310,555
4.90%, 3/15/2030	390,000	398,326
5.00%, 1/31/2030	210,000	215,082
5.20%, 2/15/2029	203,000	208,907
5.25%, 7/15/2028	330,000	339,111
5.35%, 3/15/2035	455,000	466,666
5.40%, 1/31/2035	250,000	257,357
5.45%, 2/15/2034 (a)	200,000	207,710
5.55%, 7/15/2033	450,000	471,397
5.65%, 3/15/2033	401,000	422,365
5.80%, 11/15/2028	289,000	301,606
5.90%, 11/15/2033	322,000	344,350

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	$200,000	$195,238
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	300,000	283,605
2.05%, 1/15/2032	362,000	317,785
Series MTN, 2.45%, 1/15/2031	236,000	215,928
Series MTN, 3.30%, 6/1/2029	250,000	243,533
4.35%, 12/1/2030	415,000	415,855
5.00%, 2/15/2033	254,000	260,134
5.00%, 8/1/2035	500,000	505,455
5.30%, 12/7/2033	150,000	156,455
Boston Properties LP:
2.45%, 10/1/2033	200,000	165,684
2.90%, 3/15/2030	219,000	205,203
3.25%, 1/30/2031 (a)	460,000	431,301
3.40%, 6/21/2029 (a)	347,000	335,903
4.50%, 12/1/2028	450,000	452,889
5.75%, 1/15/2035 (a)	250,000	257,260
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (a)	169,000	151,853
4.05%, 7/1/2030	230,000	226,815
4.13%, 5/15/2029	199,000	198,146
4.85%, 2/15/2033	210,000	210,552
5.20%, 4/1/2032	165,000	168,937
5.50%, 2/15/2034	355,000	366,190
5.75%, 2/15/2035	200,000	210,042
Broadstone Net Lease LLC 5.00%, 11/1/2032	210,000	210,407
Camden Property Trust:
3.15%, 7/1/2029	306,000	295,535
4.90%, 1/15/2034	200,000	202,620
CBRE Services, Inc. 5.95%, 8/15/2034	271,000	289,710
COPT Defense Properties LP:
2.75%, 4/15/2031 (a)	210,000	191,638
2.90%, 12/1/2033	166,000	141,756
4.50%, 10/15/2030	250,000	248,883
Cousins Properties LP:
5.25%, 7/15/2030	750,000	770,137
5.38%, 2/15/2032	125,000	128,845
Crown Castle, Inc.:
2.10%, 4/1/2031	360,000	317,696
2.25%, 1/15/2031	276,000	246,614
3.10%, 11/15/2029	219,000	208,760
3.25%, 1/15/2051 (a)	683,000	451,135
3.30%, 7/1/2030	200,000	189,634
3.65%, 9/1/2027	427,000	423,584
3.80%, 2/15/2028	615,000	610,166
4.00%, 11/15/2049	241,000	180,873
4.15%, 7/1/2050	220,000	170,749
4.30%, 2/15/2029	255,000	254,513
4.90%, 9/1/2029	342,000	347,099
Security Description	Principal Amount	Value
5.00%, 1/11/2028	$430,000	$436,661
5.10%, 5/1/2033	488,000	491,909
5.20%, 9/1/2034	250,000	252,485
5.20%, 2/15/2049	384,000	345,984
5.60%, 6/1/2029	270,000	280,190
CubeSmart LP:
2.00%, 2/15/2031	225,000	199,013
3.00%, 2/15/2030 (a)	225,000	213,323
4.38%, 2/15/2029	110,000	110,304
5.13%, 11/1/2035	200,000	200,134
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	372,415
3.70%, 8/15/2027	464,000	461,592
5.55%, 1/15/2028	200,000	205,540
DOC Dr. LLC:
3.95%, 1/15/2028	215,000	213,815
4.30%, 3/15/2027	245,000	245,424
EPR Properties:
3.60%, 11/15/2031 (a)	297,000	275,381
4.75%, 11/15/2030	500,000	496,325
4.95%, 4/15/2028	176,000	177,373
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	500,000	501,610
5.50%, 6/15/2034	245,000	253,565
Equinix, Inc.:
1.55%, 3/15/2028	490,000	465,015
1.80%, 7/15/2027	155,000	149,896
2.00%, 5/15/2028	100,000	95,374
2.15%, 7/15/2030	569,000	516,413
2.50%, 5/15/2031	136,000	123,185
2.95%, 9/15/2051	275,000	172,623
3.00%, 7/15/2050	250,000	159,763
ERP Operating LP:
2.50%, 2/15/2030 (a)	526,000	493,488
3.00%, 7/1/2029	200,000	192,808
3.25%, 8/1/2027	200,000	198,092
4.15%, 12/1/2028	312,000	313,644
4.65%, 9/15/2034	215,000	212,846
4.95%, 6/15/2032	165,000	168,747
Essential Properties LP 5.40%, 12/1/2035	235,000	235,881
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	171,079
1.70%, 3/1/2028	227,000	215,502
3.00%, 1/15/2030	347,000	329,383
4.00%, 3/1/2029	276,000	273,886
4.88%, 2/15/2036	500,000	490,920
5.50%, 4/1/2034	400,000	414,280
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	175,120
3.88%, 12/15/2027	407,000	405,954
4.95%, 1/15/2033	320,000	323,210
5.35%, 1/15/2035	105,000	107,419
5.40%, 6/15/2035	180,000	184,520

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/1/2030	$500,000	$520,580
5.90%, 1/15/2031	240,000	254,578
Federal Realty OP LP:
3.25%, 7/15/2027	150,000	148,224
3.50%, 6/1/2030	277,000	267,853
4.50%, 12/1/2044	210,000	183,735
First Industrial LP 5.25%, 1/15/2031	285,000	290,994
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	112,976
4.00%, 1/15/2030	473,000	458,417
4.00%, 1/15/2031	296,000	283,130
5.25%, 2/15/2033	110,000	110,223
5.63%, 9/15/2034	250,000	253,562
5.75%, 11/1/2037	200,000	198,886
6.25%, 9/15/2054 (a)	505,000	502,233
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	200,000	175,538
3.63%, 1/15/2028	308,000	303,864
Healthpeak OP LLC:
3.00%, 1/15/2030	339,000	321,389
3.50%, 7/15/2029	251,000	244,100
4.75%, 1/15/2033	355,000	352,877
5.25%, 12/15/2032	315,000	322,743
5.38%, 2/15/2035	175,000	178,736
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	200,966
4.13%, 3/15/2028	171,000	169,382
5.35%, 1/15/2033	135,000	135,057
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	200,000	191,830
Series I, 3.50%, 9/15/2030	217,000	207,016
4.25%, 12/15/2028	145,000	145,110
5.50%, 4/15/2035	350,000	354,116
5.70%, 6/15/2032 (a)	506,000	528,310
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	200,000	174,828
2.30%, 11/15/2028	225,000	213,896
4.15%, 4/15/2032	304,000	295,266
4.88%, 2/1/2035	40,000	39,508
4.95%, 1/15/2033 (a)	100,000	101,484
5.45%, 8/15/2030	200,000	207,972
Kilroy Realty LP:
3.05%, 2/15/2030	289,000	268,516
4.75%, 12/15/2028	477,000	479,442
5.88%, 10/15/2035	250,000	251,215
Kimco Realty OP LLC:
1.90%, 3/1/2028	150,000	144,078
2.70%, 10/1/2030	150,000	140,610
4.45%, 9/1/2047	275,000	234,869
4.60%, 2/1/2033	350,000	349,632
4.85%, 3/1/2035	45,000	44,803
Security Description	Principal Amount	Value
5.30%, 2/1/2036	$750,000	$767,775
Kite Realty Group LP:
4.95%, 12/15/2031	350,000	355,705
5.20%, 8/15/2032	105,000	107,381
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (a)	315,000	321,990
Life Storage LP 4.00%, 6/15/2029	500	497
Lineage OP LP 5.25%, 7/15/2030 (b)	190,000	191,758
LXP Industrial Trust 2.70%, 9/15/2030	119,000	109,131
Mid-America Apartments LP:
2.75%, 3/15/2030 (a)	510,000	482,215
3.60%, 6/1/2027	234,000	233,317
4.65%, 1/15/2033	355,000	354,183
4.95%, 3/1/2035	200,000	201,520
5.00%, 3/15/2034	87,000	87,920
National Health Investors, Inc. 5.35%, 2/1/2033 (a)	210,000	209,651
NNN REIT, Inc.:
3.50%, 10/15/2027	421,000	417,400
4.60%, 2/15/2031	500,000	503,325
5.50%, 6/15/2034	334,000	345,784
5.60%, 10/15/2033	200,000	209,088
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	171,000	151,978
3.38%, 2/1/2031	153,000	143,001
4.50%, 4/1/2027	150,000	150,507
4.75%, 1/15/2028	140,000	141,152
5.20%, 7/1/2030	750,000	763,305
Phillips Edison Grocery Center Operating Partnership I LP 5.25%, 8/15/2032	350,000	357,868
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	300,000	258,027
3.15%, 8/15/2030 (a)	212,000	194,989
5.63%, 1/15/2033	280,000	283,312
Prologis LP:
1.63%, 3/15/2031	213,000	186,345
1.75%, 7/1/2030	360,400	324,255
1.75%, 2/1/2031	323,000	285,632
2.25%, 4/15/2030	281,000	260,886
2.25%, 1/15/2032	343,000	303,644
2.88%, 11/15/2029	300,000	286,866
3.00%, 4/15/2050	220,000	145,055
3.38%, 12/15/2027	150,000	148,826
4.00%, 9/15/2028	120,000	120,197
4.63%, 1/15/2033	566,000	570,958
4.75%, 1/15/2031	125,000	127,778
4.88%, 6/15/2028 (a)	181,000	185,277
5.00%, 3/15/2034	362,000	368,740

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/31/2035	$70,000	$70,952
5.13%, 1/15/2034	300,000	308,112
5.25%, 5/15/2035	250,000	257,857
5.25%, 3/15/2054	250,000	237,778
Public Storage Operating Co.:
1.85%, 5/1/2028	254,000	242,468
3.09%, 9/15/2027	200,000	197,684
3.39%, 5/1/2029	266,000	260,345
4.38%, 7/1/2030	500,000	504,265
5.00%, 7/1/2035 (a)	501,000	508,475
5.10%, 8/1/2033	200,000	207,156
5.35%, 8/1/2053 (a)	260,000	251,472
Realty Income Corp.:
2.85%, 12/15/2032	140,000	125,619
3.10%, 12/15/2029	582,000	560,134
3.25%, 1/15/2031	602,000	572,941
3.40%, 1/15/2030	263,000	255,644
3.65%, 1/15/2028	206,000	204,669
3.95%, 8/15/2027	482,000	482,193
3.95%, 2/1/2029	335,000	333,931
4.00%, 7/15/2029	262,000	260,656
4.50%, 2/1/2033 (a)	320,000	316,784
4.75%, 2/15/2029	474,000	482,371
4.90%, 7/15/2033	202,000	204,951
5.13%, 4/15/2035	345,000	350,913
5.38%, 9/1/2054	80,000	77,202
5.63%, 10/13/2032	331,000	351,304
Regency Centers LP:
2.95%, 9/15/2029	380,000	364,219
3.70%, 6/15/2030 (a)	525,000	514,321
5.00%, 7/15/2032	125,000	128,030
5.10%, 1/15/2035	160,000	162,046
5.25%, 1/15/2034	125,000	128,501
Safehold GL Holdings LLC 5.65%, 1/15/2035	200,000	205,588
Simon Property Group LP:
1.38%, 1/15/2027	443,000	431,464
1.75%, 2/1/2028	286,000	274,191
2.20%, 2/1/2031	397,000	359,118
2.25%, 1/15/2032 (a)	216,000	190,704
2.45%, 9/13/2029	308,000	291,125
2.65%, 7/15/2030	291,000	272,760
3.25%, 9/13/2049	300,000	206,829
3.38%, 12/1/2027	614,000	609,309
4.38%, 10/1/2030 (a)	300,000	302,355
4.75%, 9/26/2034	200,000	198,984
5.13%, 10/1/2035 (a)	255,000	258,779
5.50%, 3/8/2033	140,000	147,522
5.85%, 3/8/2053	370,000	376,227
6.75%, 2/1/2040	200,000	229,970
Store Capital LLC:
2.70%, 12/1/2031	200,000	176,584
5.40%, 4/30/2030 (b)	175,000	178,155
Security Description	Principal Amount	Value
Sun Communities Operating LP 2.70%, 7/15/2031	$270,250	$245,828
Tanger Properties LP 2.75%, 9/1/2031	228,000	206,290
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	421,000	422,916
5.13%, 9/1/2034	440,000	444,814
Ventas Realty LP:
2.50%, 9/1/2031	309,000	277,735
4.75%, 11/15/2030	351,000	355,767
4.88%, 4/15/2049	295,000	258,202
5.00%, 1/15/2035	375,000	375,514
5.00%, 2/15/2036	90,000	89,471
5.10%, 7/15/2032	355,000	364,681
5.63%, 7/1/2034	205,000	214,104
VICI Properties LP:
4.75%, 2/15/2028	550,000	555,445
5.13%, 11/15/2031	870,000	881,101
5.63%, 4/1/2035	165,000	168,501
5.63%, 5/15/2052 (a)	200,000	187,206
5.75%, 4/1/2034	370,000	382,140
Welltower OP LLC:
2.05%, 1/15/2029	283,000	266,892
2.75%, 1/15/2031	331,000	307,866
2.80%, 6/1/2031	312,000	289,158
4.13%, 3/15/2029	438,000	438,885
4.50%, 7/1/2030	855,000	864,311
4.95%, 9/1/2048	200,000	186,108
5.13%, 7/1/2035	355,000	362,519
Weyerhaeuser Co.:
3.38%, 3/9/2033	282,000	257,833
4.00%, 11/15/2029	300,000	296,988
6.95%, 10/1/2027	200,000	209,534
WP Carey, Inc.:
2.25%, 4/1/2033	200,000	168,734
2.40%, 2/1/2031	103,000	92,874
3.85%, 7/15/2029	365,000	359,762
4.65%, 7/15/2030	504,000	507,629
		80,179,479
RETAIL — 0.6%
AutoNation, Inc.:
3.80%, 11/15/2027	205,000	203,495
3.85%, 3/1/2032	375,000	352,646
4.45%, 1/15/2029	500,000	501,415
4.75%, 6/1/2030	303,000	305,894
AutoZone, Inc.:
3.75%, 4/18/2029	114,000	112,313
4.00%, 4/15/2030	336,000	331,881
4.75%, 8/1/2032	549,000	553,820
4.75%, 2/1/2033	155,000	155,316
5.13%, 6/15/2030	265,000	273,483
5.20%, 8/1/2033	215,000	220,427
5.40%, 7/15/2034 (a)	355,000	367,180

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 11/1/2028 (a)	$250,000	$264,187
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	355,000	358,248
Costco Wholesale Corp.:
1.38%, 6/20/2027	448,000	434,130
1.60%, 4/20/2030	560,000	507,248
1.75%, 4/20/2032	309,000	267,931
3.00%, 5/18/2027	438,000	434,934
Darden Restaurants, Inc.:
4.35%, 10/15/2027	275,000	276,468
4.55%, 10/15/2029	205,000	206,870
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	249,000	228,983
4.00%, 10/1/2029 (b)	243,000	238,332
4.10%, 1/15/2052	200,000	146,186
Dollar General Corp.:
3.50%, 4/3/2030	396,000	382,896
5.00%, 11/1/2032 (a)	325,000	329,540
5.20%, 7/5/2028	225,000	230,627
5.45%, 7/5/2033 (a)	468,000	485,475
Dollar Tree, Inc.:
3.38%, 12/1/2051	400,000	269,020
4.20%, 5/15/2028	481,000	481,611
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	355,000	353,754
5.00%, 10/3/2034	125,000	126,087
Genuine Parts Co.:
2.75%, 2/1/2032	400,000	353,876
4.95%, 8/15/2029	250,000	254,180
6.88%, 11/1/2033 (a)	209,000	232,364
Home Depot, Inc.:
0.90%, 3/15/2028	209,766	197,713
1.38%, 3/15/2031	397,000	344,814
1.50%, 9/15/2028	348,000	328,247
1.88%, 9/15/2031	324,000	285,314
2.38%, 3/15/2051	350,000	200,798
2.50%, 4/15/2027	312,000	307,186
2.70%, 4/15/2030	614,000	580,832
2.75%, 9/15/2051	375,000	232,057
3.13%, 12/15/2049	411,000	280,207
3.25%, 4/15/2032	220,000	207,123
3.30%, 4/15/2040	290,000	237,406
3.35%, 4/15/2050	826,000	583,478
3.63%, 4/15/2052	1,039,000	759,208
3.75%, 9/15/2028	180,000	180,038
3.90%, 12/6/2028	443,000	444,776
3.90%, 6/15/2047	245,000	195,037
3.95%, 9/15/2030 (a)	165,000	164,475
4.25%, 4/1/2046	698,000	591,304
4.40%, 3/15/2045	246,000	213,912
4.50%, 9/15/2032 (a)	245,000	248,060
4.50%, 12/6/2048	271,000	234,152
4.65%, 9/15/2035	415,000	411,265
4.75%, 6/25/2029	545,000	558,947
4.85%, 6/25/2031 (a)	385,000	398,090
Security Description	Principal Amount	Value
4.88%, 6/25/2027 (a)	$182,000	$185,076
4.88%, 2/15/2044	1,200,000	1,121,196
4.95%, 6/25/2034	310,000	316,969
4.95%, 9/15/2052	331,000	303,199
5.30%, 6/25/2054	276,000	264,201
5.40%, 9/15/2040	355,000	367,056
5.88%, 12/16/2036	893,000	966,878
Lowe's Cos., Inc.:
1.30%, 4/15/2028	293,000	276,360
1.70%, 10/15/2030	546,000	485,045
2.63%, 4/1/2031	758,800	696,199
2.80%, 9/15/2041	220,000	158,096
3.00%, 10/15/2050	846,000	536,922
3.10%, 5/3/2027	512,000	506,394
3.50%, 4/1/2051	205,000	142,336
3.65%, 4/5/2029	458,000	452,078
3.70%, 4/15/2046	400,000	302,660
3.75%, 4/1/2032	785,000	752,572
3.95%, 10/15/2027	120,000	120,106
4.00%, 10/15/2028	95,000	95,164
4.05%, 5/3/2047	300,000	237,306
4.25%, 3/15/2031 (a)	425,000	423,313
4.25%, 4/1/2052	1,127,000	888,268
4.50%, 4/15/2030	404,000	409,252
4.50%, 10/15/2032	225,000	223,864
4.85%, 10/15/2035	235,000	233,047
5.00%, 4/15/2033	280,000	286,899
5.00%, 4/15/2040	170,000	164,808
5.13%, 4/15/2050	267,000	241,261
5.15%, 7/1/2033 (a)	360,000	371,804
5.63%, 4/15/2053	410,000	397,938
5.75%, 7/1/2053 (a)	280,000	277,035
5.85%, 4/1/2063	350,000	343,357
6.50%, 3/15/2029	150,000	160,822
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	300,000	277,179
Series MTN, 2.63%, 9/1/2029 (a)	626,000	596,810
Series MTN, 3.50%, 3/1/2027	502,000	499,861
Series MTN, 3.50%, 7/1/2027	475,000	472,530
Series MTN, 3.60%, 7/1/2030	150,000	147,181
Series MTN, 3.63%, 9/1/2049	330,000	242,731
Series MTN, 4.20%, 4/1/2050	174,000	140,211
4.40%, 2/12/2031	270,000	272,028
Series MTN, 4.45%, 3/1/2047	338,000	289,345
Series MTN, 4.45%, 9/1/2048 (a)	417,000	352,686
4.60%, 5/15/2030	500,000	508,710

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 9/9/2032 (a)	$415,000	$422,628
Series MTN, 4.70%, 12/9/2035 (a)	543,000	540,415
Series MTN, 4.88%, 7/15/2040	200,000	192,234
Series MTN, 4.88%, 12/9/2045	300,000	273,369
4.95%, 3/3/2035	200,000	202,290
5.00%, 2/13/2036	210,000	211,884
Series MTN, 5.70%, 2/1/2039	369,000	386,919
Series I, 6.30%, 3/1/2038	442,000	488,750
Series MTN, 6.30%, 10/15/2037	393,000	437,857
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	220,000	192,663
3.60%, 9/1/2027	291,000	289,178
4.20%, 4/1/2030	414,500	413,087
4.35%, 6/1/2028	98,000	98,757
4.70%, 6/15/2032	170,000	171,528
5.00%, 8/19/2034	250,000	251,815
Starbucks Corp.:
2.00%, 3/12/2027	796,000	777,811
2.55%, 11/15/2030	656,500	607,072
3.00%, 2/14/2032 (a)	160,000	147,494
3.35%, 3/12/2050	200,000	136,680
3.50%, 3/1/2028	334,000	330,450
3.50%, 11/15/2050	405,400	284,741
3.55%, 8/15/2029 (a)	200,000	196,508
3.75%, 12/1/2047	315,000	235,217
4.00%, 11/15/2028	288,000	287,672
4.45%, 8/15/2049 (a)	310,000	256,491
4.50%, 5/15/2028	165,000	166,662
4.50%, 11/15/2048	200,000	166,976
4.80%, 5/15/2030	145,000	148,058
5.00%, 2/15/2034 (a)	500,000	509,615
5.40%, 5/15/2035 (a)	145,000	150,665
Target Corp.:
1.95%, 1/15/2027 (a)	280,000	274,957
2.35%, 2/15/2030	295,000	276,141
2.65%, 9/15/2030	234,000	219,534
2.95%, 1/15/2052	300,000	191,532
3.38%, 4/15/2029	406,000	398,818
4.00%, 7/1/2042	275,000	232,400
4.35%, 6/15/2028 (a)	365,000	369,103
4.50%, 9/15/2032 (a)	363,000	366,732
4.50%, 9/15/2034	241,000	238,583
4.80%, 1/15/2053 (a)	216,000	192,430
5.00%, 4/15/2035 (a)	175,000	177,431
5.25%, 2/15/2036	254,000	260,871
6.50%, 10/15/2037	330,000	374,052
TJX Cos., Inc. 4.50%, 4/15/2050	300,000	259,506
Tractor Supply Co. 1.75%, 11/1/2030	200,000	177,268
Security Description	Principal Amount	Value
Walmart, Inc.:
1.50%, 9/22/2028	$223,000	$210,880
2.38%, 9/24/2029	313,000	296,834
2.50%, 9/22/2041	423,000	305,863
2.65%, 9/22/2051	480,000	302,664
3.25%, 7/8/2029	331,000	325,916
3.63%, 12/15/2047	200,000	155,138
3.95%, 9/9/2027 (a)	224,000	225,275
3.95%, 6/28/2038	471,000	436,966
4.00%, 4/15/2030 (a)	164,000	165,481
4.00%, 4/11/2043	459,000	397,145
4.05%, 6/29/2048	244,000	203,354
4.10%, 4/28/2027	450,000	453,096
4.10%, 4/15/2033 (a)	485,000	484,200
4.15%, 9/9/2032 (a)	816,000	821,279
4.30%, 4/22/2044	200,000	178,982
4.35%, 4/28/2030	470,000	477,670
4.50%, 9/9/2052	522,000	460,628
4.50%, 4/15/2053 (a)	433,000	383,053
4.90%, 4/28/2035 (a)	346,000	355,861
5.63%, 4/1/2040	403,000	428,707
5.63%, 4/15/2041	200,000	211,750
6.20%, 4/15/2038	480,000	542,021
6.50%, 8/15/2037	651,000	752,771
		56,492,387
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	373,545
Analog Devices, Inc.:
1.70%, 10/1/2028	682,000	643,665
2.10%, 10/1/2031	274,000	243,490
3.45%, 6/15/2027	303,000	301,279
4.25%, 6/15/2028	385,000	388,115
4.50%, 6/15/2030 (a)	515,000	522,117
5.30%, 12/15/2045	200,000	195,050
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	488,425
2.75%, 6/1/2050	90,000	57,706
4.00%, 1/15/2031	130,000	129,280
4.35%, 4/1/2047	443,000	380,945
4.60%, 1/15/2036	70,000	68,952
4.80%, 6/15/2029 (a)	420,000	430,412
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	150,000	148,728
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	454,000	435,858
2.45%, 2/15/2031	866,000	791,775
2.60%, 2/15/2033	250,000	220,283
3.14%, 11/15/2035 (b)	644,000	555,096
3.19%, 11/15/2036 (b)	906,000	768,741
3.42%, 4/15/2033	1,578,000	1,460,928
3.47%, 4/15/2034	969,000	885,307
3.50%, 2/15/2041	919,000	749,242
4.11%, 9/15/2028 (a)	694,000	695,756

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 2/15/2028	$305,000	$306,168
4.15%, 11/15/2030	617,000	614,483
4.15%, 4/15/2032 (b)	867,000	847,683
4.20%, 10/15/2030 (a)	180,000	179,851
4.30%, 11/15/2032	127,000	125,221
4.35%, 2/15/2030	490,000	493,249
4.55%, 2/15/2032	250,000	250,693
4.60%, 7/15/2030	615,000	624,895
4.75%, 4/15/2029	578,000	588,774
4.80%, 4/15/2028 (a)	300,000	305,346
4.80%, 10/15/2034	236,000	236,234
4.80%, 2/15/2036	250,000	246,550
4.90%, 7/15/2032	1,210,000	1,234,962
4.90%, 2/15/2038	175,000	171,757
4.93%, 5/15/2037 (b)	571,000	563,531
5.00%, 4/15/2030 (a)	608,000	626,045
5.05%, 7/12/2027 (a)	735,000	747,767
5.05%, 7/12/2029	565,000	581,741
5.05%, 4/15/2030	335,000	345,710
5.15%, 11/15/2031	270,000	279,887
5.20%, 4/15/2032	295,000	306,036
5.20%, 7/15/2035	190,000	194,708
Intel Corp.:
1.60%, 8/12/2028	364,000	341,396
2.00%, 8/12/2031	279,000	244,691
2.45%, 11/15/2029	1,255,000	1,171,141
2.80%, 8/12/2041	150,000	104,688
3.05%, 8/12/2051 (a)	452,000	277,772
3.15%, 5/11/2027	573,000	566,038
3.25%, 11/15/2049	884,000	566,069
3.73%, 12/8/2047	428,000	304,372
3.75%, 3/25/2027	300,000	298,680
3.90%, 3/25/2030	594,000	582,114
4.00%, 8/5/2029 (a)	425,000	420,559
4.10%, 5/19/2046	230,000	176,047
4.10%, 5/11/2047	200,000	151,052
4.25%, 12/15/2042	200,000	162,064
4.60%, 3/25/2040	433,000	385,764
4.75%, 3/25/2050	1,148,000	938,077
4.80%, 10/1/2041	300,000	266,346
4.88%, 2/10/2028	575,000	583,291
4.90%, 7/29/2045	310,000	267,397
4.90%, 8/5/2052	350,000	289,527
4.95%, 3/25/2060	350,000	285,516
5.05%, 8/5/2062	348,000	282,955
5.13%, 2/10/2030	600,000	615,144
5.20%, 2/10/2033 (a)	200,000	203,860
5.60%, 2/21/2054 (a)	350,000	323,459
5.63%, 2/10/2043	300,000	288,369
5.70%, 2/10/2053 (a)	1,568,000	1,461,878
KLA Corp.:
3.30%, 3/1/2050	493,000	343,586
4.10%, 3/15/2029	359,000	359,768
4.95%, 7/15/2052	285,000	258,934
5.00%, 3/15/2049	240,000	221,414
Security Description	Principal Amount	Value
5.25%, 7/15/2062	$200,000	$186,318
Lam Research Corp.:
2.88%, 6/15/2050 (a)	200,000	129,810
4.00%, 3/15/2029	204,000	204,186
4.88%, 3/15/2049	501,000	459,517
Marvell Technology, Inc.:
2.95%, 4/15/2031	339,000	314,009
4.75%, 7/15/2030	350,000	354,700
5.45%, 7/15/2035 (a)	250,000	257,520
5.95%, 9/15/2033 (a)	465,000	497,113
Microchip Technology, Inc. 5.05%, 3/15/2029 (a)	538,000	548,593
Micron Technology, Inc.:
3.48%, 11/1/2051 (a)	210,000	147,473
4.66%, 2/15/2030	360,000	364,075
5.33%, 2/6/2029 (a)	285,000	293,938
5.65%, 11/1/2032	65,000	68,357
5.80%, 1/15/2035	500,000	527,005
5.88%, 9/15/2033	860,000	913,139
6.05%, 11/1/2035	115,000	122,764
NVIDIA Corp.:
2.00%, 6/15/2031	367,000	330,425
2.85%, 4/1/2030	511,000	488,337
3.50%, 4/1/2040	482,000	407,319
3.50%, 4/1/2050 (a)	200,000	148,312
3.70%, 4/1/2060	716,000	523,761
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	428,000	443,250
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	349,555
3.13%, 2/15/2042	370,000	269,948
3.25%, 5/11/2041	395,000	299,378
4.30%, 8/19/2028	40,000	40,130
4.30%, 6/18/2029	274,000	274,521
4.40%, 6/1/2027	200,000	200,846
4.85%, 8/19/2032	100,000	100,455
5.00%, 1/15/2033	376,000	381,899
5.25%, 8/19/2035	200,000	202,750
Qorvo, Inc. 4.38%, 10/15/2029	400,000	393,660
QUALCOMM, Inc.:
1.30%, 5/20/2028	435,000	410,470
1.65%, 5/20/2032 (a)	321,000	274,211
3.25%, 5/20/2027 (a)	636,000	632,839
3.25%, 5/20/2050	475,000	328,529
4.25%, 5/20/2032 (a)	245,000	244,699
4.30%, 5/20/2047	597,000	501,689
4.50%, 5/20/2030	250,000	254,190
4.50%, 5/20/2052	256,000	216,589
4.65%, 5/20/2035 (a)	200,000	200,796
4.75%, 5/20/2032	350,000	357,385
4.80%, 5/20/2045	317,000	290,248
5.00%, 5/20/2035 (a)	200,000	203,060
6.00%, 5/20/2053 (a)	335,000	352,618

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Texas Instruments, Inc.:
1.75%, 5/4/2030	$320,000	$291,338
1.90%, 9/15/2031	203,000	180,201
2.25%, 9/4/2029 (a)	202,000	190,349
2.70%, 9/15/2051	200,000	122,534
2.90%, 11/3/2027	397,000	392,978
3.88%, 3/15/2039	240,000	214,176
4.10%, 8/16/2052	150,000	119,495
4.15%, 5/15/2048 (a)	563,000	463,270
4.50%, 5/23/2030	255,000	259,190
4.60%, 2/15/2028	115,000	116,803
4.85%, 2/8/2034 (a)	225,000	230,659
4.90%, 3/14/2033	247,000	254,966
5.00%, 3/14/2053	1,030,000	944,685
5.05%, 5/18/2063	150,000	134,109
5.10%, 5/23/2035	250,000	257,230
TSMC Arizona Corp.:
2.50%, 10/25/2031	639,000	581,956
3.13%, 10/25/2041	316,000	254,658
3.25%, 10/25/2051 (a)	200,000	151,140
3.88%, 4/22/2027	375,000	374,719
Xilinx, Inc. 2.38%, 6/1/2030	256,000	237,914
		53,830,710
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	300,000	284,163
3.48%, 12/1/2027	200,500	198,358
5.35%, 1/15/2030	225,000	232,468
5.75%, 1/15/2035 (a)	105,000	111,025
		826,014
SOFTWARE — 0.7%
Adobe, Inc.:
2.15%, 2/1/2027	232,000	228,158
2.30%, 2/1/2030	508,000	475,483
4.75%, 1/17/2028	200,000	203,944
4.80%, 4/4/2029	300,000	307,695
4.95%, 1/17/2030 (a)	400,000	414,024
5.30%, 1/17/2035 (a)	500,000	526,910
Atlassian Corp. 5.25%, 5/15/2029	500,000	514,370
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	302,000	268,686
2.85%, 1/15/2030	40,000	37,806
3.50%, 6/15/2027	316,000	313,937
5.30%, 6/15/2035	155,000	159,008
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	366,291
2.90%, 12/1/2029 (a)	11,000	10,429
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	257,000	258,581
4.30%, 9/10/2029	320,000	321,533
Security Description	Principal Amount	Value
Concentrix Corp.:
6.60%, 8/2/2028 (a)	$300,000	$309,699
6.85%, 8/2/2033 (a)	350,000	356,422
Electronic Arts, Inc. 2.95%, 2/15/2051 (a)	427,000	395,206
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	664,000	630,103
3.75%, 5/21/2029	201,000	196,705
5.10%, 7/15/2032 (a)	331,000	338,073
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	525,295
2.65%, 6/1/2030	554,500	511,321
3.50%, 7/1/2029	741,000	718,681
4.40%, 7/1/2049	1,765,000	1,385,931
4.55%, 2/15/2031	350,000	347,071
4.75%, 3/15/2030	440,000	442,433
5.15%, 8/12/2034 (a)	300,000	297,909
5.25%, 8/11/2035 (a)	290,000	289,397
5.35%, 3/15/2031 (a)	200,000	205,208
5.45%, 3/15/2034	605,000	613,494
5.63%, 8/21/2033	600,000	618,348
Intuit, Inc.:
1.35%, 7/15/2027	300,000	289,788
1.65%, 7/15/2030	155,000	139,398
5.20%, 9/15/2033 (a)	500,000	522,390
5.50%, 9/15/2053 (a)	525,000	516,978
Microsoft Corp.:
2.50%, 9/15/2050	282,000	171,422
2.53%, 6/1/2050	1,680,000	1,027,034
2.68%, 6/1/2060	931,000	534,180
2.92%, 3/17/2052	1,886,000	1,238,461
3.04%, 3/17/2062	570,000	355,019
3.30%, 2/6/2027	1,292,000	1,287,194
3.40%, 6/15/2027	300,000	299,385
3.45%, 8/8/2036	425,000	387,991
3.50%, 2/12/2035 (a)	584,000	550,595
3.70%, 8/8/2046	392,000	314,051
3.95%, 8/8/2056	160,000	125,931
4.10%, 2/6/2037 (a)	395,000	382,139
4.20%, 11/3/2035 (a)	649,000	646,086
4.25%, 2/6/2047	270,000	239,042
4.45%, 11/3/2045	312,000	286,014
4.50%, 2/6/2057	265,000	235,336
5.30%, 2/8/2041	450,000	467,608
MSCI, Inc.:
5.15%, 3/15/2036	500,000	496,615
5.25%, 9/1/2035	310,000	312,012
Oracle Corp.:
2.30%, 3/25/2028 (a)	631,000	601,860
2.80%, 4/1/2027	753,000	738,407
2.88%, 3/25/2031	1,054,000	944,890
2.95%, 4/1/2030	987,000	910,705
3.25%, 11/15/2027 (a)	1,378,000	1,349,544
3.25%, 5/15/2030	605,000	563,709

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 4/1/2040	$845,000	$626,584
3.60%, 4/1/2050	2,679,000	1,667,570
3.65%, 3/25/2041	508,000	370,931
3.80%, 11/15/2037	601,900	486,480
3.85%, 7/15/2036	348,000	290,705
3.85%, 4/1/2060	788,000	482,595
3.90%, 5/15/2035	467,000	402,923
3.95%, 3/25/2051	1,057,000	695,654
4.00%, 7/15/2046	1,183,000	821,452
4.00%, 11/15/2047	433,000	297,250
4.13%, 5/15/2045	599,000	431,591
4.20%, 9/27/2029	220,000	215,644
4.30%, 7/8/2034	200,000	180,748
4.38%, 5/15/2055	524,000	362,346
4.45%, 9/26/2030 (a)	2,625,000	2,567,040
4.70%, 9/27/2034	750,000	696,232
4.80%, 8/3/2028	845,000	848,836
4.80%, 9/26/2032	975,000	941,587
5.20%, 9/26/2035 (a)	440,000	422,378
5.25%, 2/3/2032	530,000	529,104
5.38%, 7/15/2040	646,000	578,816
5.38%, 9/27/2054	962,000	779,220
5.50%, 8/3/2035	325,000	318,724
5.50%, 9/27/2064	500,000	399,960
5.55%, 2/6/2053	545,000	453,435
5.88%, 9/26/2045	390,000	353,028
5.95%, 9/26/2055	500,000	443,875
6.00%, 8/3/2055	265,000	234,191
6.10%, 9/26/2065	340,000	300,217
6.13%, 7/8/2039 (a)	438,000	430,444
6.13%, 8/3/2065	500,000	442,155
6.15%, 11/9/2029	413,000	431,023
6.25%, 11/9/2032	508,000	529,702
6.50%, 4/15/2038	902,700	922,081
6.90%, 11/9/2052	485,000	479,781
Paychex, Inc.:
5.10%, 4/15/2030	210,000	216,115
5.35%, 4/15/2032	500,000	517,875
5.60%, 4/15/2035 (a)	155,000	162,266
Roper Technologies, Inc.:
1.75%, 2/15/2031	962,000	844,251
2.95%, 9/15/2029	215,000	205,540
4.20%, 9/15/2028	228,000	228,629
4.25%, 9/15/2028	150,000	150,605
4.45%, 9/15/2030	135,000	135,567
4.50%, 10/15/2029	200,000	201,926
4.75%, 2/15/2032 (a)	169,000	170,710
4.90%, 10/15/2034	300,000	299,298
5.10%, 9/15/2035 (a)	500,000	503,720
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	203,000	192,300
1.95%, 7/15/2031	511,000	454,841
2.70%, 7/15/2041	200,000	145,046
2.90%, 7/15/2051	736,000	466,779
3.05%, 7/15/2061	270,000	163,037
Security Description	Principal Amount	Value
3.70%, 4/11/2028	$513,000	$512,913
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	307,595
Synopsys, Inc.:
4.55%, 4/1/2027	540,000	543,823
4.65%, 4/1/2028	840,000	851,584
4.85%, 4/1/2030	770,000	786,070
5.00%, 4/1/2032	531,000	542,193
5.15%, 4/1/2035 (a)	435,000	441,986
5.70%, 4/1/2055 (a)	675,000	670,147
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	168,300
4.95%, 3/28/2028	250,000	254,703
5.40%, 6/12/2029	295,000	305,039
VMware LLC:
1.80%, 8/15/2028 (a)	520,000	491,868
2.20%, 8/15/2031	280,000	248,819
3.90%, 8/21/2027	300,000	300,063
Workday, Inc.:
3.50%, 4/1/2027	45,000	44,724
3.80%, 4/1/2032	990,000	947,539
		61,432,108
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	355,000	334,009
4.38%, 7/16/2042	625,000	543,144
4.38%, 4/22/2049 (a)	228,000	190,697
6.13%, 11/15/2037	356,000	381,974
6.13%, 3/30/2040	900,000	956,934
6.38%, 3/1/2035	200,000	219,734
AT&T, Inc.:
1.65%, 2/1/2028	999,500	952,434
2.25%, 2/1/2032	743,000	652,309
2.30%, 6/1/2027	892,000	871,966
2.55%, 12/1/2033	1,192,000	1,017,658
2.75%, 6/1/2031	1,125,000	1,033,414
3.50%, 6/1/2041	806,000	633,226
3.50%, 9/15/2053	2,374,000	1,590,746
3.55%, 9/15/2055	2,787,000	1,857,145
3.65%, 6/1/2051	784,000	551,544
3.65%, 9/15/2059	1,107,000	731,506
3.80%, 2/15/2027	731,000	729,611
3.80%, 12/1/2057	2,070,000	1,424,822
3.85%, 6/1/2060	316,000	217,016
4.10%, 2/15/2028	919,000	920,002
4.25%, 3/1/2027	1,198,000	1,200,779
4.30%, 2/15/2030	1,267,250	1,269,506
4.30%, 12/15/2042	535,000	451,492
4.35%, 3/1/2029	982,000	987,146
4.50%, 5/15/2035	911,000	875,043
4.50%, 3/9/2048	650,000	536,380
4.55%, 11/1/2032	150,000	149,051
4.55%, 3/9/2049	200,000	165,642
4.70%, 8/15/2030 (a)	550,000	559,047

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/15/2046	$575,000	$498,399
4.85%, 3/1/2039	362,000	344,378
4.90%, 11/1/2035 (a)	300,000	296,322
4.90%, 8/15/2037	165,000	160,451
5.38%, 8/15/2035	319,000	326,755
5.40%, 2/15/2034	1,049,000	1,087,708
5.55%, 11/1/2045	500,000	481,620
5.70%, 11/1/2054	380,000	364,602
6.05%, 8/15/2056	295,000	296,676
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	229,000	198,243
3.65%, 8/15/2052	350,000	246,379
4.30%, 7/29/2049	305,000	240,648
4.46%, 4/1/2048	193,000	159,266
5.10%, 5/11/2033 (a)	389,000	394,784
British Telecommunications PLC 9.63%, 12/15/2030	1,182,500	1,443,454
Cisco Systems, Inc.:
4.55%, 2/24/2028	209,000	212,398
4.75%, 2/24/2030	200,000	205,620
4.80%, 2/26/2027 (a)	755,000	763,388
4.85%, 2/26/2029	970,000	996,054
4.95%, 2/24/2032	200,000	206,408
5.05%, 2/26/2034	820,000	844,067
5.10%, 2/24/2035	200,000	205,698
5.35%, 2/26/2064	1,330,000	1,260,587
5.50%, 2/24/2055 (a)	220,000	217,620
5.90%, 2/15/2039	824,000	887,209
Corning, Inc.:
4.38%, 11/15/2057	300,000	242,484
4.70%, 3/15/2037	300,000	291,990
5.35%, 11/15/2048	434,000	421,388
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	1,109,000	1,294,369
Juniper Networks, Inc. 5.95%, 3/15/2041	310,000	311,035
Motorola Solutions, Inc.:
2.30%, 11/15/2030	364,000	330,490
2.75%, 5/24/2031	110,000	100,692
4.60%, 2/23/2028	516,000	521,645
5.00%, 4/15/2029	550,000	563,480
5.20%, 8/15/2032	346,000	356,923
5.50%, 9/1/2044	153,000	149,002
5.55%, 8/15/2035	500,000	519,720
Nokia OYJ 6.63%, 5/15/2039	300,000	321,543
Orange SA:
5.38%, 1/13/2042	689,000	675,117
9.00%, 3/1/2031	827,000	995,419
Rogers Communications, Inc.:
3.20%, 3/15/2027	760,000	752,651
3.70%, 11/15/2049	300,000	214,119
Security Description	Principal Amount	Value
3.80%, 3/15/2032	$824,000	$776,785
4.30%, 2/15/2048 (a)	400,000	316,788
4.50%, 3/15/2042	448,000	382,753
5.00%, 2/15/2029	626,000	637,950
5.45%, 10/1/2043	167,000	157,418
7.50%, 8/15/2038	269,000	311,029
Sprint Capital Corp.:
6.88%, 11/15/2028	777,000	833,962
8.75%, 3/15/2032	804,000	972,776
Telefonica Emisiones SA:
4.10%, 3/8/2027	202,000	201,935
4.90%, 3/6/2048	660,000	555,251
5.21%, 3/8/2047	937,000	828,392
5.52%, 3/1/2049 (a)	236,000	214,998
7.05%, 6/20/2036	1,207,000	1,347,990
Telefonica Europe BV 8.25%, 9/15/2030	282,000	323,885
TELUS Corp. 3.40%, 5/13/2032	525,000	484,297
T-Mobile USA, Inc.:
2.05%, 2/15/2028	510,000	489,784
2.25%, 11/15/2031 (a)	228,000	202,086
2.55%, 2/15/2031	951,000	868,710
2.70%, 3/15/2032	219,000	196,920
3.00%, 2/15/2041	355,000	264,454
3.30%, 2/15/2051	368,000	245,986
3.38%, 4/15/2029	687,000	669,859
3.40%, 10/15/2052	965,000	649,175
3.50%, 4/15/2031	927,000	887,463
3.75%, 4/15/2027	1,297,000	1,292,837
3.88%, 4/15/2030	2,073,000	2,037,531
4.20%, 10/1/2029	279,000	279,530
4.38%, 4/15/2040	444,000	398,339
4.50%, 4/15/2050	782,000	644,517
4.63%, 1/15/2033	195,000	193,898
4.75%, 2/1/2028	500,000	500,255
4.85%, 1/15/2029	406,000	414,676
4.95%, 11/15/2035	175,000	174,085
5.05%, 7/15/2033	1,168,000	1,191,675
5.13%, 5/15/2032	233,000	239,717
5.15%, 4/15/2034	195,000	199,389
5.25%, 6/15/2055	2,225,000	2,028,354
5.30%, 5/15/2035 (a)	464,000	475,767
5.50%, 1/15/2055	442,000	418,932
5.65%, 1/15/2053	325,000	314,603
5.70%, 1/15/2056 (a)	350,000	341,408
5.75%, 1/15/2034	665,000	704,182
5.75%, 1/15/2054	805,000	790,019
5.88%, 11/15/2055 (a)	363,000	362,430
6.00%, 6/15/2054	428,000	435,237
Verizon Communications, Inc.:
1.50%, 9/18/2030	204,000	179,826
1.68%, 10/30/2030	300,000	266,043
1.75%, 1/20/2031	1,037,000	912,363
2.10%, 3/22/2028	789,000	757,708

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.36%, 3/15/2032	$1,078,000	$950,160
2.55%, 3/21/2031	1,200,000	1,095,936
2.65%, 11/20/2040	409,000	292,345
2.88%, 11/20/2050	880,000	545,380
2.99%, 10/30/2056	3,887,000	2,313,037
3.00%, 11/20/2060 (a)	200,000	116,584
3.15%, 3/22/2030	277,000	265,266
3.40%, 3/22/2041	318,000	248,997
3.55%, 3/22/2051	2,383,000	1,694,861
3.70%, 3/22/2061	1,203,000	812,699
3.88%, 2/8/2029	1,099,000	1,094,725
3.88%, 3/1/2052 (a)	301,000	223,267
4.00%, 3/22/2050	454,000	345,884
4.02%, 12/3/2029	1,346,000	1,335,542
4.13%, 3/16/2027	489,000	490,252
4.33%, 9/21/2028	1,109,000	1,118,238
4.40%, 11/1/2034	273,000	263,467
4.50%, 8/10/2033	633,500	623,225
4.67%, 3/15/2055	255,000	211,341
4.75%, 1/15/2033	450,000	449,663
4.81%, 3/15/2039	671,000	637,222
4.86%, 8/21/2046	715,000	636,593
5.00%, 1/15/2036	500,000	495,865
5.01%, 8/21/2054	236,000	207,364
5.05%, 5/9/2033	214,000	219,284
5.25%, 4/2/2035	445,000	452,654
5.40%, 7/2/2037 (b)	150,000	151,689
5.50%, 3/16/2047	389,000	374,553
5.50%, 2/23/2054 (a)	175,000	168,075
5.75%, 11/30/2045 (a)	275,000	273,325
5.88%, 11/30/2055	200,000	197,724
6.00%, 11/30/2065	335,000	331,007
6.40%, 9/15/2033	202,000	222,529
6.55%, 9/15/2043	725,000	797,333
7.75%, 12/1/2030	135,000	154,791
Vodafone Group PLC:
5.75%, 6/28/2054	545,000	528,497
5.75%, 2/10/2063	142,000	135,018
5.88%, 6/28/2064	300,000	290,559
6.15%, 2/27/2037	687,000	746,810
7.88%, 2/15/2030	300,000	341,772
		92,632,278
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.90%, 11/19/2029	547,000	537,756
6.05%, 5/14/2034 (a)	200,000	212,276
6.35%, 3/15/2040	325,000	341,289
Mattel, Inc. 5.00%, 11/17/2030	250,000	251,702
		1,343,023
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	400,000	264,120
Security Description	Principal Amount	Value
3.25%, 6/15/2027	$380,000	$377,534
3.30%, 9/15/2051	290,000	200,361
3.90%, 8/1/2046	222,000	177,545
4.05%, 6/15/2048	296,000	239,467
4.15%, 12/15/2048	236,000	193,357
4.55%, 9/1/2044	239,000	212,500
4.70%, 9/1/2045	200,000	180,738
4.90%, 4/1/2044	333,000	313,563
4.95%, 9/15/2041	300,000	289,935
5.20%, 4/15/2054	919,000	865,579
5.40%, 6/1/2041	266,000	269,759
5.50%, 3/15/2055	374,000	367,975
5.55%, 3/15/2056	145,000	143,176
5.80%, 3/15/2056	750,000	766,837
6.15%, 5/1/2037	551,000	611,985
Canadian National Railway Co.:
2.45%, 5/1/2050	89,000	52,853
3.20%, 8/2/2046	238,000	172,291
3.65%, 2/3/2048	609,000	464,935
3.85%, 8/5/2032	200,000	194,176
4.20%, 3/12/2031	500,000	498,750
4.45%, 1/20/2049	250,000	213,870
4.75%, 11/12/2035 (a)	210,000	209,832
6.13%, 11/1/2053	210,000	225,061
6.20%, 6/1/2036	215,000	238,338
6.25%, 8/1/2034	365,000	402,865
6.38%, 11/15/2037	240,000	269,112
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	392,000	352,859
3.10%, 12/2/2051 (a)	544,000	361,673
3.50%, 5/1/2050	188,000	135,661
4.20%, 11/15/2069	478,000	355,073
4.70%, 5/1/2048	150,000	132,336
4.80%, 3/30/2030	320,000	327,309
4.80%, 9/15/2035	430,000	427,024
4.80%, 8/1/2045	210,000	193,347
5.20%, 3/30/2035 (a)	500,000	514,615
5.95%, 5/15/2037	254,000	274,036
6.13%, 9/15/2115	380,000	380,342
7.13%, 10/15/2031	315,000	357,260
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	352,000	353,021
CSX Corp.:
2.40%, 2/15/2030	351,000	328,413
3.25%, 6/1/2027	271,000	268,762
3.35%, 9/15/2049	191,000	134,321
3.80%, 3/1/2028	247,360	247,043
3.80%, 4/15/2050	250,000	190,777
3.95%, 5/1/2050	140,000	108,979
4.10%, 11/15/2032 (a)	270,000	264,916
4.10%, 3/15/2044	300,000	251,727
4.25%, 3/15/2029	542,000	546,396
4.25%, 11/1/2066	200,000	153,590
4.30%, 3/1/2048	351,000	293,173

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/15/2052 (a)	$415,000	$352,476
4.50%, 8/1/2054	135,000	113,632
5.05%, 6/15/2035	750,000	763,140
5.20%, 11/15/2033 (a)	345,000	359,228
5.50%, 4/15/2041 (a)	400,000	408,500
6.15%, 5/1/2037	200,000	219,676
FedEx Corp.:
2.40%, 5/15/2031	306,000	277,034
3.10%, 8/5/2029	632,000	607,900
3.90%, 2/1/2035	154,000	142,428
4.05%, 2/15/2048	200,000	152,988
4.25%, 5/15/2030	652,000	654,807
4.25%, 5/15/2030 (b)	5,000	5,021
4.40%, 1/15/2047	330,000	268,448
4.55%, 4/1/2046	461,000	388,148
4.75%, 11/15/2045	420,000	356,786
5.25%, 5/15/2050	385,000	354,577
GXO Logistics, Inc.:
2.65%, 7/15/2031 (a)	270,000	243,162
6.50%, 5/6/2034 (a)	242,000	261,515
Norfolk Southern Corp.:
2.30%, 5/15/2031	207,000	187,385
2.55%, 11/1/2029	346,000	326,735
2.90%, 8/25/2051	290,000	182,744
3.05%, 5/15/2050	475,000	312,707
3.15%, 6/1/2027	230,000	227,410
3.16%, 5/15/2055	265,000	170,525
3.40%, 11/1/2049	257,000	182,169
3.70%, 3/15/2053	493,000	359,540
3.80%, 8/1/2028	383,000	381,089
4.05%, 8/15/2052	500,000	388,575
4.10%, 5/15/2121	220,000	152,504
4.15%, 2/28/2048	346,000	281,987
4.45%, 3/1/2033	248,000	247,323
4.55%, 6/1/2053	480,000	405,422
5.10%, 5/1/2035	150,000	153,174
7.80%, 5/15/2027	160,000	168,166
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	143,134
4.30%, 12/1/2030	150,000	149,408
Series MTN, 4.85%, 6/15/2030 (a)	250,000	254,892
Series MTN, 4.90%, 12/1/2029	250,000	255,182
Series GMTN, 4.95%, 9/1/2029 (a)	225,000	230,035
Series MTN, 5.25%, 6/1/2028	250,000	256,712
Series MTN, 5.30%, 3/15/2027	210,000	213,013
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	265,178
2.38%, 5/20/2031 (a)	500,000	458,640
2.40%, 2/5/2030	401,000	375,416
2.80%, 2/14/2032	435,000	399,321
Security Description	Principal Amount	Value
2.89%, 4/6/2036	$696,000	$588,454
2.95%, 3/10/2052	396,000	252,933
3.00%, 4/15/2027	200,000	198,048
3.25%, 2/5/2050	430,000	297,581
3.35%, 8/15/2046	155,000	112,790
3.50%, 2/14/2053	521,000	369,030
3.55%, 5/20/2061	450,000	301,635
3.60%, 9/15/2037	105,000	93,409
3.70%, 3/1/2029	597,000	592,618
3.80%, 10/1/2051	494,000	373,415
3.84%, 3/20/2060	761,000	549,800
3.95%, 9/10/2028	538,000	538,893
4.00%, 4/15/2047	200,000	160,206
4.30%, 3/1/2049	200,000	166,062
4.50%, 1/20/2033 (a)	100,000	100,917
5.10%, 2/20/2035 (a)	331,000	341,529
5.15%, 1/20/2063 (a)	395,000	362,673
5.60%, 12/1/2054	360,000	359,078
United Parcel Service, Inc.:
2.50%, 9/1/2029	302,000	286,492
3.05%, 11/15/2027	389,000	384,585
3.40%, 3/15/2029 (a)	178,000	175,344
3.40%, 11/15/2046	306,000	226,718
3.75%, 11/15/2047	220,000	170,089
4.25%, 3/15/2049	200,000	164,986
4.45%, 4/1/2030 (a)	369,500	376,084
4.65%, 10/15/2030	500,000	511,925
4.88%, 3/3/2033 (a)	443,000	456,024
4.88%, 11/15/2040	260,000	250,281
5.15%, 5/22/2034 (a)	215,000	223,348
5.20%, 4/1/2040 (a)	150,000	151,064
5.25%, 5/14/2035 (a)	322,000	333,875
5.50%, 5/22/2054	310,000	302,241
5.95%, 5/14/2055	325,000	335,845
6.05%, 5/14/2065	190,000	196,069
6.20%, 1/15/2038	433,000	477,846
		39,208,906
TRUCKING & LEASING — 0.0% *
GATX Corp.:
3.10%, 6/1/2051	350,000	221,977
3.50%, 6/1/2032 (a)	406,000	379,176
4.00%, 6/30/2030	269,000	265,105
4.55%, 11/7/2028	104,000	104,833
4.90%, 3/15/2033	231,000	231,457
5.20%, 3/15/2044	200,000	188,940
5.50%, 6/15/2035	430,000	441,103
6.05%, 6/5/2054	750,000	759,150
		2,591,741
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	570,000	515,029
2.95%, 9/1/2027	420,000	413,847
3.45%, 6/1/2029	289,500	283,887
3.45%, 5/1/2050	200,000	142,614

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/1/2047	$596,000	$458,241
4.15%, 6/1/2049	379,000	306,410
4.30%, 12/1/2042	300,000	261,642
4.45%, 6/1/2032 (a)	100,000	100,134
5.15%, 3/1/2034	320,000	330,096
5.25%, 3/1/2035	210,000	216,525
5.45%, 3/1/2054	225,000	218,749
5.70%, 9/1/2055	135,000	135,365
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	389,184
4.80%, 8/15/2027	300,000	303,612
5.25%, 8/15/2035	350,000	357,178
5.30%, 5/1/2052	200,000	187,408
United Utilities PLC 6.88%, 8/15/2028	200,000	212,946
		4,832,867
TOTAL CORPORATE BONDS & NOTES (Cost $2,274,544,903)		2,225,360,454
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2025-1, Class A3, 3.96%, 3/15/2030	57,000	57,175
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	386,045	387,027
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	500,000	505,037
Bridgecrest Lending Auto Securitization Trust Series 2025-4, Class A3, 4.24%, 10/15/2029	736,000	738,029
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3, 3.85%, 7/15/2030	89,000	88,994
CarMax Auto Owner Trust:
Series 2025-4, Class A3, 3.97%, 12/16/2030	300,000	300,365
Series 2025-2, Class A3, 4.48%, 3/15/2030	2,000,000	2,021,721
CarMax Select Receivables Trust Series 2025-B, Class A3, 4.12%, 3/15/2030	107,000	107,219
Carvana Auto Receivables Trust:
Series 2025-P4, Class A3, 4.14%, 12/10/2030	190,000	190,423
Series 2025-P1, Class A3, 4.55%, 5/10/2030	500,000	503,706
Security Description	Principal Amount	Value
Drive Auto Receivables Trust Series 2025-2, Class A3, 4.14%, 9/15/2032	$2,000,000	$2,004,594
Exeter Automobile Receivables Trust Series 2025-3A, Class A3, 4.78%, 7/16/2029	1,500,000	1,510,919
Ford Credit Auto Lease Trust Series 2025-B, Class A3, 4.23%, 12/15/2028	480,000	483,084
Ford Credit Auto Owner Trust Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	476,753
Ford Credit Floorplan Master Owner Trust A Series 2025-2, Class A1, 4.06%, 9/15/2030	645,000	646,826
Gm Financial Automobile Leasing Trust Series 2025-2, Class A3, 4.58%, 5/22/2028	231,000	233,053
GM Financial Automobile Leasing Trust:
Series 2025-3, Class A3, 4.17%, 8/21/2028	68,000	68,346
Series 2025-1, Class A3, 4.66%, 2/21/2028	400,000	403,243
GM Financial Consumer Automobile Receivables Trust:
Series 2025-3, Class A3, 4.18%, 8/16/2030	193,000	194,578
Series 2025-2, Class A3, 4.28%, 4/16/2030	134,000	135,059
Series 2024-4, Class A3, 4.40%, 8/16/2029	1,000,000	1,006,200
Series 2025-1, Class A3, 4.62%, 12/17/2029	167,000	168,627
Honda Auto Receivables Owner Trust:
Series 2025-3, Class A3, 4.04%, 2/21/2030	200,000	201,144
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,724
Series 2024-4, Class A3, 4.33%, 5/15/2029	333,000	334,871
Series 2025-1, Class A3, 4.57%, 9/21/2029	1,050,000	1,061,083
Hyundai Auto Receivables Trust:
Series 2025-C, Class A3, 3.88%, 4/15/2030	150,000	150,261
Series 2025-D, Class A3, 3.99%, 9/16/2030	300,000	300,986
Series 2025-A, Class A3, 4.32%, 10/15/2029	637,000	641,777
Series 2025-B, Class A3, 4.36%, 12/17/2029	135,000	136,258

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mercedes-Benz Auto Lease Trust:
Series 2025-B, Class A3, 3.88%, 4/16/2029	$300,000	$300,138
Series 2025-A, Class A3, 4.61%, 4/16/2029	119,000	120,545
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	302,000	305,606
Nissan Auto Receivables Owner Trust:
Series 2023-B, Class A3, 5.93%, 3/15/2028	82,111	82,711
Series 2025-A, Class A3, 4.49%, 12/17/2029	560,000	567,305
Santander Drive Auto Receivables Trust Series 2025-4, Class A3, 4.17%, 4/15/2030	322,000	323,029
Toyota Auto Receivables Owner Trust:
Series 2025-D, Class A3, 3.84%, 6/17/2030	296,000	296,309
Series 2024-D, Class A3, 4.40%, 6/15/2029	225,000	226,558
Series 2025-A, Class A3, 4.64%, 8/15/2029	769,000	777,459
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	215,000	217,077
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3, 3.92%, 3/20/2030	240,000	240,568
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	225,000	226,345
Series 2025-A, Class A3, 4.73%, 3/15/2030	636,000	643,313
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	350,000	352,765
World Omni Select Auto Trust Series 2025-A, Class A2A, 4.14%, 5/15/2030	115,000	115,227
		19,967,037
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	506,814
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	716,020
Series 2025-2, Class A, 4.28%, 4/15/2030	435,000	440,017
Security Description	Principal Amount	Value
Series 2025-4, Class A, 4.30%, 7/15/2030	$158,000	$160,063
Series 2025-3, Class A, 4.51%, 4/15/2032	1,000,000	1,019,273
Series 2025-5, Class A, 4.51%, 7/15/2032	667,000	681,455
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	761,841
Series 2025-A1, Class A, 4.31%, 5/15/2030	120,000	121,512
Capital One Multi-Asset Execution Trust Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	2,005,923
Chase Issuance Trust:
Series 2025-A1, Class A, 4.16%, 7/15/2030	890,000	898,003
Series 2024-A1, Class A, 4.60%, 1/15/2029	438,000	441,933
Citibank Credit Card Issuance Trust:
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	278,671
Series 2025-A1, Class A, 4.30%, 6/21/2030	288,000	291,188
Series 2025-A2, Class A, 4.49%, 6/21/2032	300,000	305,839
Synchrony Card Funding LLC Series 2024-A1, Class A, 5.04%, 3/15/2030	700,000	709,726
Synchrony Card Issuance Trust:
Series 2025-A3, Class A, 4.06%, 11/15/2031	500,000	502,136
Series 2025-A1, Class A, 4.78%, 2/15/2031	125,000	127,289
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	1,000,000	1,012,819
		10,980,522
OTHER ABS — 0.1%
CNH Equipment Trust Series 2024-A, Class A3, 4.77%, 6/15/2029	249,443	251,563
John Deere Owner Trust:
Series 2024-B, Class A3, 5.20%, 3/15/2029	250,000	253,500
Series 2025-B, Class A3, 4.17%, 12/17/2029	500,000	503,573
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	412,420
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	502,931
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,273,930

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-5, Class A1A, 4.40%, 6/20/2031	$212,000	$214,374
		3,412,291
TOTAL ASSET-BACKED SECURITIES (Cost $34,220,367)		34,359,850
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027	281,000	281,121
3.75%, 09/05/2029	786,000	787,611
3.75%, 09/10/2030	500,000	499,050
4.00%, 05/28/2028 (a)	250,000	252,190
4.25%, 03/01/2028	215,000	217,832
4.50%, 01/24/2030	455,000	467,585
		2,505,389
CANADA — 0.3%
Canada Government International Bonds:
3.75%, 04/26/2028	1,373,000	1,378,750
4.00%, 03/18/2030	715,000	722,682
4.63%, 04/30/2029	230,000	237,232
Export Development Canada:
3.00%, 05/25/2027	225,000	223,159
3.75%, 09/07/2027	880,000	882,547
3.88%, 02/14/2028	530,000	532,977
4.00%, 06/20/2030	390,000	393,933
4.13%, 02/13/2029	1,055,000	1,070,460
4.75%, 06/05/2034	395,000	412,815
Province of Alberta:
1.30%, 07/22/2030	252,000	225,197
3.30%, 03/15/2028	779,000	772,308
4.30%, 11/02/2035	390,000	384,659
4.50%, 06/26/2029	810,000	829,817
4.50%, 01/24/2034	200,000	202,282
Province of British Columbia:
3.90%, 08/27/2030	905,000	905,244
4.20%, 07/06/2033	205,000	203,694
4.70%, 01/24/2028	400,000	408,225
4.75%, 06/12/2034	904,000	925,658
4.80%, 11/15/2028	935,000	962,727
4.80%, 06/11/2035	550,000	561,556
4.90%, 04/24/2029	1,480,000	1,533,284
7.25%, 09/01/2036	180,000	219,456
Province of Manitoba:
4.30%, 07/27/2033	300,000	299,172
4.90%, 05/31/2034	200,000	206,478
Province of New Brunswick 3.63%, 2/24/2028	200,000	199,412
Province of Ontario:
1.05%, 05/21/2027	500,000	482,361
1.13%, 10/07/2030	2,364,000	2,081,257
Security Description	Principal Amount	Value
1.80%, 10/14/2031	$765,000	$677,186
2.00%, 10/02/2029	150,000	140,883
3.10%, 05/19/2027	683,000	677,752
3.70%, 09/17/2029	300,000	299,393
3.90%, 09/04/2030	2,000,000	2,001,308
4.85%, 06/11/2035	760,000	781,589
5.05%, 04/24/2034	425,000	444,809
Province of Quebec:
1.35%, 05/28/2030	939,000	843,881
2.75%, 04/12/2027	500,000	494,197
3.63%, 04/13/2028	398,000	397,437
4.25%, 09/05/2034	760,000	751,189
4.50%, 04/03/2029	1,502,000	1,537,236
4.50%, 09/08/2033	710,000	719,145
4.63%, 08/28/2035	600,000	605,129
7.50%, 09/15/2029	255,000	287,462
Province of Saskatchewan 3.25%, 6/8/2027	300,000	298,148
		28,214,086
CHILE — 0.1%
Chile Government International Bonds:
2.55%, 01/27/2032	855,000	765,412
2.55%, 07/27/2033	455,000	394,128
2.75%, 01/31/2027	224,000	220,423
3.10%, 05/07/2041	1,530,000	1,175,591
3.10%, 01/22/2061	500,000	310,610
3.24%, 02/06/2028	250,000	245,717
3.25%, 09/21/2071	372,000	230,515
3.50%, 01/31/2034	487,000	447,425
3.50%, 01/25/2050	275,000	201,944
3.50%, 04/15/2053	200,000	142,770
3.63%, 10/30/2042	400,000	325,148
3.86%, 06/21/2047	665,000	532,864
4.34%, 03/07/2042	541,000	482,670
4.85%, 01/22/2029	710,000	724,472
4.95%, 01/05/2036	680,000	685,357
5.33%, 01/05/2054	485,000	468,401
5.65%, 01/13/2037	555,000	587,004
		7,940,451
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	645,000	417,070
1.75%, 09/14/2029	258,000	241,323
2.88%, 04/03/2028 (a)	177,000	174,379
3.50%, 08/27/2027	815,000	814,372
3.50%, 08/09/2028	1,200,000	1,198,452
3.75%, 07/15/2030	1,040,000	1,040,915
3.88%, 05/15/2028 (a)	1,445,000	1,455,520
4.00%, 06/28/2027 (a)	3,044,000	3,064,090
4.63%, 03/18/2030	916,000	948,362

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Landwirtschaftliche Rentenbank:
3.63%, 10/08/2030	$1,500,000	$1,490,835
4.13%, 05/28/2030	450,000	456,786
4.63%, 04/17/2029	300,000	309,144
Series 37, 2.50%, 11/15/2027 (a)	200,000	196,082
		11,807,330
HUNGARY — 0.0% *
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	911,029
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	258,105
2.15%, 07/28/2031	310,000	274,360
2.85%, 02/14/2030	471,000	444,476
3.05%, 03/12/2051	624,000	416,539
3.20%, 09/23/2061	250,000	160,870
3.40%, 09/18/2029	200,000	194,233
3.50%, 02/14/2050	292,000	213,605
3.55%, 03/31/2032	400,000	378,389
3.70%, 10/30/2049	467,000	356,236
3.85%, 10/15/2030	235,000	230,296
4.10%, 04/24/2028	175,000	175,427
4.20%, 10/15/2050	700,000	575,792
4.30%, 04/16/2031	350,000	348,959
4.30%, 03/31/2052	277,000	230,137
4.35%, 01/11/2048	570,000	493,722
4.45%, 04/15/2070	375,000	303,927
4.65%, 09/20/2032	390,000	392,465
4.70%, 02/10/2034	320,000	319,213
4.75%, 02/11/2029	175,000	177,488
4.75%, 09/10/2034	450,000	448,901
4.85%, 01/11/2033	400,000	403,985
4.90%, 04/16/2036	350,000	349,522
5.15%, 09/10/2054	630,000	613,471
5.25%, 01/15/2030	375,000	388,433
5.35%, 02/11/2049	367,000	368,185
5.45%, 09/20/2052	260,500	258,884
5.60%, 01/15/2035	700,000	742,142
5.65%, 01/11/2053	250,000	253,476
		9,771,238
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	447,000	415,312
3.88%, 07/03/2050	978,000	711,974
4.13%, 01/17/2048	717,000	560,900
4.50%, 01/30/2043	522,000	459,597
4.50%, 04/03/2120	928,000	690,380
5.38%, 03/12/2029	200,000	205,606
5.38%, 02/19/2030	310,000	319,922
Security Description	Principal Amount	Value
5.50%, 03/12/2034	$1,095,000	$1,133,521
5.63%, 02/19/2035	810,000	843,956
5.75%, 03/12/2054	900,000	863,445
State of Israel:
2.50%, 01/15/2030	200,000	185,269
3.38%, 01/15/2050	1,301,000	870,776
		7,260,658
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	685,000	658,731
3.88%, 05/06/2051	1,382,000	1,010,016
4.00%, 10/17/2049	1,075,000	809,710
5.38%, 06/15/2033	763,000	807,348
		3,285,805
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	355,000	311,040
1.88%, 04/15/2031	1,103,000	992,269
2.00%, 10/17/2029	244,000	228,271
2.13%, 02/16/2029	226,000	214,988
2.75%, 11/16/2027	552,000	542,528
2.88%, 06/01/2027	1,184,000	1,169,897
2.88%, 07/21/2027	622,000	614,023
3.50%, 10/31/2028	60,000	59,592
3.88%, 07/03/2028	322,000	322,999
4.38%, 10/05/2027	170,000	171,920
4.38%, 01/24/2031	200,000	203,591
4.63%, 07/19/2028	618,000	631,121
4.63%, 04/17/2034	200,000	204,530
Japan International Cooperation Agency:
1.00%, 07/22/2030	221,000	193,819
2.75%, 04/27/2027	374,000	368,977
3.25%, 05/25/2027	1,177,000	1,168,549
3.38%, 06/12/2028	366,000	362,473
4.25%, 05/22/2030	190,000	192,306
4.75%, 05/21/2029	200,000	205,716
		8,158,609
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,574,000	1,401,485
3.25%, 04/16/2030	956,000	902,229
3.50%, 02/12/2034	955,000	825,131
3.75%, 01/11/2028	511,000	505,573
3.77%, 05/24/2061	1,061,000	653,494
4.15%, 03/28/2027	838,000	836,628
4.28%, 08/14/2041	981,000	787,338
4.35%, 01/15/2047	850,000	640,788
4.40%, 02/12/2052	670,000	488,993
4.50%, 04/22/2029	1,374,000	1,378,436
4.50%, 01/31/2050	931,000	704,844

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 01/23/2046	$1,521,000	$1,196,387
4.60%, 02/10/2048	908,600	703,215
4.75%, 03/22/2031	460,000	454,654
4.75%, 04/27/2032	1,096,000	1,067,208
4.88%, 05/19/2033	700,000	671,878
5.00%, 04/27/2051	900,000	723,753
5.38%, 03/22/2033	315,000	312,068
5.55%, 01/21/2045	449,000	415,737
5.63%, 09/22/2035	255,000	251,378
5.85%, 07/02/2032	486,000	499,417
6.00%, 05/13/2030	472,000	494,653
6.00%, 05/07/2036	425,000	430,513
6.05%, 01/11/2040	874,000	869,278
6.34%, 05/04/2053	980,000	933,885
6.35%, 02/09/2035	410,000	429,347
6.63%, 01/29/2038	273,000	284,923
6.88%, 05/13/2037	1,400,000	1,494,270
7.38%, 05/13/2055	298,000	321,016
Series GMTN, 5.75%, 10/12/2110	863,000	723,513
Series MTN, 4.75%, 03/08/2044	2,246,000	1,849,783
Series MTN, 6.75%, 09/27/2034	355,000	384,643
Series MTN, 7.50%, 04/08/2033	935,000	1,076,005
Series MTN, 8.30%, 08/15/2031	400,000	474,465
		25,186,928
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	718,000	592,874
3.16%, 01/23/2030	342,000	320,247
3.87%, 07/23/2060	1,287,000	851,847
3.88%, 03/17/2028	300,000	294,595
4.30%, 04/29/2053	545,000	408,555
4.50%, 05/15/2047	415,000	328,962
4.50%, 04/16/2050	865,000	667,418
4.50%, 04/01/2056	940,000	703,973
4.50%, 01/19/2063	486,000	361,878
6.40%, 02/14/2035	459,000	483,696
6.70%, 01/26/2036	778,000	836,596
6.85%, 03/28/2054	439,000	457,193
6.88%, 01/31/2036	475,000	516,748
7.50%, 03/01/2031	350,000	388,175
7.88%, 03/01/2057	300,000	349,357
8.00%, 03/01/2038	495,000	578,281
9.38%, 04/01/2029	294,000	334,502
		8,474,897
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	200,000	165,406
Security Description	Principal Amount	Value
2.78%, 01/23/2031	$900,000	$831,461
2.78%, 12/01/2060	1,150,000	625,831
2.84%, 06/20/2030	300,700	282,708
3.00%, 01/15/2034	332,000	288,820
3.23%, 07/28/2121	425,000	232,084
3.55%, 03/10/2051	200,000	140,318
3.60%, 01/15/2072	280,000	178,001
5.38%, 02/08/2035	1,085,000	1,109,617
5.50%, 03/30/2036	541,000	551,703
5.63%, 11/18/2050	1,232,800	1,203,093
5.88%, 08/08/2054	510,000	504,234
6.20%, 06/30/2055	490,000	504,886
6.55%, 03/14/2037	638,000	704,861
		7,323,023
PHILIPPINES — 0.1%
Bangko Sentral ng Pilipinas International Bonds Series A, 8.60%, 6/15/2027	250,000	266,048
Philippines Government International Bonds:
1.95%, 01/06/2032	200,000	173,820
2.46%, 05/05/2030	263,000	244,876
2.65%, 12/10/2045	795,000	525,372
2.95%, 05/05/2045	628,000	439,559
3.20%, 07/06/2046	828,000	594,258
3.56%, 09/29/2032	400,000	377,833
3.70%, 03/01/2041	725,000	606,286
3.70%, 02/02/2042	795,000	656,139
3.75%, 01/14/2029	447,000	441,355
3.95%, 01/20/2040	451,000	398,450
4.38%, 03/05/2030	500,000	505,340
4.75%, 03/05/2035	740,000	740,636
5.00%, 07/17/2033	387,000	395,751
5.00%, 01/13/2037	332,000	335,549
5.18%, 09/05/2049	500,000	475,219
5.25%, 05/14/2034	200,000	207,763
5.50%, 02/04/2035	490,000	516,683
5.50%, 01/17/2048	340,000	338,708
5.60%, 05/14/2049	450,000	452,928
5.61%, 04/13/2033	460,000	487,159
5.90%, 02/04/2050	500,000	525,169
5.95%, 10/13/2047	380,000	400,477
6.38%, 10/23/2034	356,000	399,212
7.75%, 01/14/2031	535,000	620,600
9.50%, 02/02/2030	482,000	578,960
		11,704,150
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	750,000	764,206
4.88%, 02/12/2030	870,000	896,461
4.88%, 10/04/2033	770,000	780,822
5.13%, 09/18/2034	789,000	807,230

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 02/12/2035	$525,000	$544,153
5.50%, 04/04/2053	1,189,000	1,136,270
5.50%, 03/18/2054	1,121,000	1,069,987
5.75%, 11/16/2032	452,000	483,598
		6,482,727
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.25%, 09/21/2030	200,000	176,810
1.63%, 01/18/2027	280,000	273,882
2.38%, 04/21/2027	395,000	387,999
3.75%, 09/22/2030	720,000	713,101
4.00%, 09/11/2027	200,000	200,697
4.13%, 10/17/2027	565,000	568,400
4.25%, 09/15/2027	251,000	252,939
4.50%, 01/11/2029	445,000	452,061
4.63%, 01/14/2028	400,000	406,660
4.88%, 01/14/2030	200,000	206,555
5.00%, 01/11/2028	658,000	673,277
5.13%, 01/11/2033	200,000	209,265
5.25%, 01/14/2035	205,000	218,219
Korea Development Bank:
1.38%, 04/25/2027	200,000	193,874
1.63%, 01/19/2031	145,000	129,368
2.25%, 02/24/2027	350,000	344,022
3.75%, 09/16/2030	715,000	708,307
4.38%, 02/15/2028	385,000	389,573
4.38%, 02/15/2033	730,000	730,552
4.63%, 02/03/2028	200,000	203,346
4.88%, 02/03/2030	500,000	516,993
Korea International Bonds:
1.00%, 09/16/2030	514,000	452,540
2.75%, 01/19/2027	600,000	594,470
3.63%, 10/29/2030	515,000	511,029
4.13%, 06/10/2044	200,000	179,277
4.50%, 07/03/2029	300,000	306,787
		10,000,003
SUPRANATIONAL — 1.3%
African Development Bank:
3.88%, 06/12/2028	1,650,000	1,660,626
4.00%, 03/18/2030	800,000	808,000
4.13%, 02/25/2027	470,000	472,571
4.38%, 03/14/2028	300,000	304,965
4.50%, 06/12/2035 (a)	1,070,000	1,092,481
4.63%, 01/04/2027	650,000	656,130
5 yr. CMT + 1.65%, 5.88%, 05/07/2035 (c)	200,000	199,810
Series GMTN, 4.38%, 11/03/2027	960,000	973,882
Asian Development Bank:
4.38%, 03/22/2035	1,060,000	1,075,497
4.88%, 09/26/2028	200,000	201,514
5.82%, 06/16/2028	1,416,000	1,487,281
Series GMTN, 0.75%, 10/08/2030	275,000	238,981
Security Description	Principal Amount	Value
Series GMTN, 1.25%, 06/09/2028	$200,000	$189,222
Series GMTN, 1.50%, 01/20/2027	956,000	935,102
Series GMTN, 1.75%, 09/19/2029	473,000	442,066
Series GMTN, 1.88%, 01/24/2030	197,000	183,442
Series GMTN, 2.50%, 11/02/2027	418,000	410,259
Series GMTN, 2.63%, 01/12/2027	450,000	445,415
Series GMTN, 2.75%, 01/19/2028	645,000	634,796
Series GMTN, 3.13%, 08/20/2027	1,263,000	1,254,386
Series GMTN, 3.63%, 08/28/2029	481,000	480,986
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,160,485
Series GMTN, 3.75%, 08/28/2030	1,180,000	1,180,118
Series GMTN, 3.88%, 09/28/2032	175,000	173,864
Series GMTN, 3.88%, 06/14/2033	531,000	525,212
Series GMTN, 4.00%, 01/12/2033	745,000	744,225
Series GMTN, 4.13%, 01/12/2027	985,000	989,777
Series GMTN, 4.13%, 05/30/2030	1,750,000	1,777,125
Series GMTN, 4.13%, 01/12/2034	635,000	636,003
Series GMTN, 4.38%, 01/14/2028	1,480,000	1,503,621
Series GMTN, 4.38%, 03/06/2029	1,230,000	1,257,724
Series GMTN, 4.50%, 08/25/2028	2,248,000	2,300,221
Series GMTN, 4.75%, 02/12/2030	820,000	826,814
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	685,000	685,486
3.75%, 09/14/2027	500,000	501,460
4.00%, 01/18/2028	2,094,000	2,110,731
4.50%, 01/16/2030	576,000	592,468
4.50%, 05/21/2035	400,000	409,836
Corp. Andina de Fomento:
4.13%, 01/07/2028	280,000	281,260
4.13%, 06/30/2028	187,000	187,961
5.00%, 01/24/2029	659,000	678,968
5.00%, 01/22/2030	1,200,000	1,241,244
6.00%, 04/26/2027	355,000	364,564

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Council of Europe Development Bank:
3.63%, 01/26/2028	$175,000	$175,051
4.13%, 01/24/2029	368,000	373,318
4.50%, 01/15/2030	312,000	320,805
4.63%, 06/11/2027	340,000	344,811
Series GMTN, 3.63%, 05/08/2028	300,000	300,228
European Bank for Reconstruction & Development:
4.13%, 01/25/2029	450,000	456,462
Series GMTN, 4.38%, 03/09/2028	900,000	914,625
Series MTN, 4.25%, 03/13/2034	200,000	201,686
European Investment Bank:
0.75%, 09/23/2030	199,000	173,327
0.88%, 05/17/2030	320,000	283,370
1.25%, 02/14/2031	541,000	477,378
1.63%, 10/09/2029	402,000	373,739
1.63%, 05/13/2031	150,000	134,189
3.25%, 11/15/2027	1,445,000	1,437,818
3.63%, 07/15/2030	675,000	671,510
3.75%, 02/14/2033	2,850,000	2,804,856
3.88%, 03/15/2028	955,000	961,303
3.88%, 06/15/2028	1,025,000	1,032,759
3.88%, 10/15/2030	1,290,000	1,295,934
4.00%, 02/15/2029	1,515,000	1,532,650
4.13%, 02/13/2034	897,000	898,893
4.25%, 08/16/2032 (a)	1,692,000	1,718,378
4.38%, 03/19/2027	1,490,000	1,503,827
4.38%, 10/10/2031	1,500,000	1,540,590
4.50%, 10/16/2028	1,635,000	1,674,763
4.50%, 03/14/2030	1,675,000	1,725,418
4.63%, 02/12/2035	1,915,000	1,980,742
4.75%, 06/15/2029	2,750,000	2,849,605
Series GMTN, 1.38%, 03/15/2027	1,905,000	1,855,870
Inter-American Development Bank:
0.63%, 09/16/2027	327,000	311,271
1.13%, 07/20/2028	1,187,000	1,116,350
1.50%, 01/13/2027	1,340,000	1,311,150
2.25%, 06/18/2029	700,000	668,745
2.38%, 07/07/2027	686,000	674,036
3.50%, 09/14/2029	964,000	959,064
3.75%, 06/14/2030	480,000	480,072
4.00%, 01/12/2028	450,000	453,717
4.13%, 02/15/2029	660,000	669,913
4.38%, 02/01/2027	1,495,000	1,506,512
4.38%, 07/17/2034	800,000	812,936
4.50%, 02/15/2030	1,700,000	1,750,184
Series GMTN, 1.13%, 01/13/2031	461,000	404,809
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 04/12/2033	$2,387,000	$2,306,224
Series GMTN, 3.63%, 09/17/2031	645,000	636,731
Series GMTN, 4.38%, 07/16/2035	415,000	420,071
Series GMTN, 4.50%, 09/13/2033	390,000	401,018
Inter-American Investment Corp.:
3.63%, 02/17/2027	285,000	284,695
3.63%, 11/20/2028	335,000	334,685
4.25%, 02/14/2029	250,000	253,875
4.25%, 04/01/2030	460,000	467,645
4.75%, 09/19/2028	505,000	518,776
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,425,000	1,352,681
0.75%, 08/26/2030	500,000	436,205
0.88%, 05/14/2030	1,504,000	1,331,296
1.13%, 09/13/2028	2,949,000	2,764,127
1.25%, 02/10/2031	830,000	732,110
1.38%, 04/20/2028	1,415,000	1,346,769
1.63%, 11/03/2031	1,379,000	1,217,243
1.75%, 10/23/2029	826,000	770,336
2.50%, 03/29/2032	200,000	184,138
3.13%, 06/15/2027	1,685,000	1,674,772
3.50%, 07/12/2028	3,250,000	3,243,468
3.50%, 10/28/2030	1,055,000	1,042,783
3.63%, 05/05/2028	300,000	300,426
3.88%, 10/16/2029	1,005,000	1,012,698
3.88%, 02/14/2030	1,445,000	1,453,728
3.88%, 08/28/2034	604,000	592,578
4.00%, 07/25/2030	1,291,000	1,303,742
4.00%, 01/10/2031	1,558,000	1,571,882
4.00%, 05/06/2032	2,560,000	2,565,862
4.13%, 03/20/2030	885,000	898,567
4.38%, 08/27/2035	1,355,000	1,371,883
4.50%, 06/26/2028	90,000	90,312
4.50%, 04/10/2031	2,509,000	2,589,539
4.63%, 08/01/2028	1,870,000	1,917,498
4.75%, 11/14/2033	220,000	229,931
5.10%, 04/05/2034	550,000	556,754
Series GMTN, 4.63%, 01/15/2032	1,570,000	1,628,137
International Finance Corp.:
Series GMTN, 3.88%, 07/02/2030	760,000	763,906
Series GMTN, 4.25%, 07/02/2029	900,000	918,171
Series GMTN, 4.50%, 01/21/2028	275,000	280,044
Series GMTN, 4.50%, 07/13/2028	527,000	538,578

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nordic Investment Bank:
3.75%, 08/28/2028	$750,000	$753,135
3.75%, 05/09/2030	650,000	650,176
4.38%, 03/14/2028	745,000	757,158
		119,873,596
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.75%, 05/08/2028	375,000	375,869
3.75%, 07/29/2030	250,000	249,269
4.13%, 06/14/2028	840,000	848,942
Series GMTN, 2.25%, 03/22/2027	250,000	245,612
Series GMTN, 3.75%, 09/13/2027	496,000	497,011
Series GMTN, 3.88%, 08/04/2027	500,000	501,802
Series GMTN, 4.25%, 02/01/2029	150,000	152,385
		2,870,890
UNITED STATES — 0.0% *
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	774,830
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.13%, 11/20/2045	283,000	247,595
4.38%, 10/27/2027	414,667	416,752
4.38%, 01/23/2031	955,000	969,355
4.98%, 04/20/2055	896,000	815,314
5.10%, 06/18/2050	1,622,333	1,529,919
5.44%, 02/14/2037	662,500	688,536
7.63%, 03/21/2036	350,000	423,623
		5,091,094
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $282,706,474)		277,636,733
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.1%
Federal Farm Credit Banks Funding Corp.:
0.69%, 2/2/2027	245,000	237,328
1.30%, 3/30/2027	809,000	785,392
1.79%, 6/22/2035	115,000	90,367
2.02%, 4/1/2031	524,000	474,895
4.89%, 9/12/2033	2,000,000	1,993,978
Federal Home Loan Banks:
3.25%, 11/16/2028 (a)	2,765,000	2,745,147
3.50%, 10/4/2027	845,000	845,060
3.88%, 6/4/2027	3,615,000	3,632,389
4.00%, 6/30/2028	2,765,000	2,796,661
4.13%, 1/15/2027 (a)	220,000	221,273
4.25%, 12/10/2027	35,000	35,480
Security Description	Principal Amount	Value
4.50%, 3/10/2028	$270,000	$275,282
4.75%, 4/9/2027	1,315,000	1,334,785
4.75%, 3/10/2034	4,625,000	4,788,478
Series 677, 5.50%, 7/15/2036	500,000	545,909
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2037	6,550,872	5,932,337
1.50%, 4/1/2037	4,063,006	3,674,594
1.50%, 5/1/2041	3,441,768	2,919,125
1.50%, 2/1/2051	5,107,673	3,958,063
1.50%, 6/1/2051	210,138	162,703
1.50%, 10/1/2051	5,444,568	4,214,694
1.50%, 11/1/2051	4,898,283	3,791,619
2.00%, 7/1/2035	2,330,299	2,179,393
2.00%, 2/1/2036	2,342,442	2,173,794
2.00%, 6/1/2036	7,944,361	7,386,773
2.00%, 1/1/2037	2,277,407	2,112,902
2.00%, 2/1/2037	2,874,696	2,669,706
2.00%, 4/1/2037	2,022,957	1,872,956
2.00%, 6/1/2037	794,750	742,549
2.00%, 3/1/2042	1,340,707	1,173,445
2.00%, 6/1/2050	179,693	148,047
2.00%, 8/1/2050	16,989,015	14,050,037
2.00%, 9/1/2050	464,574	380,062
2.00%, 11/1/2050	24,409,771	19,973,227
2.00%, 1/1/2051	17,444,746	14,246,962
2.00%, 2/1/2051	19,684,754	16,069,482
2.00%, 4/1/2051	5,799,432	4,692,714
2.00%, 9/1/2051	16,688,296	13,609,232
2.00%, 11/1/2051	20,424,757	16,625,792
2.00%, 12/1/2051	2,364,630	1,951,062
2.00%, 2/1/2052	15,725,309	12,797,741
2.00%, 3/1/2052	6,257,807	5,092,873
2.00%, 5/1/2052	3,352,032	2,761,094
2.00%, 8/1/2052	7,524,222	6,118,801
2.50%, 7/1/2028	12,422	12,269
2.50%, 9/1/2028	23,171	22,851
2.50%, 10/1/2029	71,101	69,787
2.50%, 1/1/2031	115,063	112,292
2.50%, 5/1/2031	354,907	345,776
2.50%, 6/1/2031	139,358	135,690
2.50%, 11/1/2032	337,436	325,811
2.50%, 12/1/2032	277,147	267,482
2.50%, 2/1/2033	505,323	487,346
2.50%, 3/1/2033	917,181	883,616
2.50%, 8/1/2035	1,722,768	1,643,945
2.50%, 4/1/2037	580,248	550,242
2.50%, 9/1/2046	515,807	450,017
2.50%, 8/1/2050	11,296,609	9,671,248
2.50%, 9/1/2050	256,704	219,690
2.50%, 10/1/2050	6,521,029	5,578,735
2.50%, 11/1/2050	5,019,678	4,292,773
2.50%, 12/1/2050	8,248,934	7,051,838
2.50%, 5/1/2051	208,929	180,241

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2051	$14,533,478	$12,298,509
2.50%, 7/1/2051	1,063,272	906,657
2.50%, 9/1/2051	13,703,210	11,677,255
2.50%, 10/1/2051	11,473,922	9,774,419
2.50%, 11/1/2051	13,899,290	11,834,739
2.50%, 12/1/2051	11,757,817	10,025,533
2.50%, 1/1/2052	8,601,856	7,410,070
2.50%, 3/1/2052	6,975,817	5,933,981
2.50%, 4/1/2052	22,835,306	19,600,345
2.50%, 5/1/2052	101,603	86,420
3.00%, 11/1/2027	112,748	111,866
3.00%, 2/1/2029	50,057	49,604
3.00%, 7/1/2029	46,963	46,456
3.00%, 9/1/2029	75,860	75,007
3.00%, 4/1/2030	82,666	81,595
3.00%, 7/1/2030	44,026	43,441
3.00%, 12/1/2030	283,284	279,116
3.00%, 2/1/2031	533,941	525,490
3.00%, 3/1/2031	25,958	25,556
3.00%, 5/1/2031	208,067	204,771
3.00%, 6/1/2031	10,765	10,593
3.00%, 9/1/2032	532,511	521,176
3.00%, 4/1/2033	1,189,499	1,175,455
3.00%, 5/1/2033	1,122,317	1,094,854
3.00%, 7/1/2035	132,791	127,969
3.00%, 4/1/2036	255,813	245,847
3.00%, 8/1/2036	429,317	416,296
3.00%, 5/1/2037	1,787,247	1,733,056
3.00%, 2/1/2043	205,756	190,579
3.00%, 3/1/2043	489,377	450,779
3.00%, 4/1/2043	538,106	495,344
3.00%, 7/1/2043	195,556	180,016
3.00%, 8/1/2043	89,695	82,567
3.00%, 9/1/2043	132,166	121,663
3.00%, 10/1/2043	99,747	91,821
3.00%, 6/1/2045	311,587	284,599
3.00%, 8/1/2045	984,248	905,937
3.00%, 4/1/2046	454,655	413,265
3.00%, 9/1/2046	337,325	306,616
3.00%, 10/1/2046	1,869,202	1,699,037
3.00%, 11/1/2046	563,823	512,494
3.00%, 12/1/2046	1,197,431	1,088,422
3.00%, 2/1/2047	1,100,750	1,000,543
3.00%, 7/1/2047	2,429,807	2,205,933
3.00%, 12/1/2047	2,007,052	1,818,783
3.00%, 1/1/2048	545,366	494,208
3.00%, 2/1/2048	1,144,180	1,036,852
3.00%, 3/1/2048	57,138	51,778
3.00%, 11/1/2048	1,401,382	1,272,263
3.00%, 10/1/2049	1,316,834	1,181,553
3.00%, 12/1/2049	990,394	888,649
3.00%, 1/1/2050	2,810,280	2,521,576
3.00%, 2/1/2050	3,072,099	2,756,498
3.00%, 4/1/2050	5,205,061	4,662,344
3.00%, 5/1/2050	115,466	104,630
Security Description	Principal Amount	Value
3.00%, 3/1/2052	$9,785,605	$8,692,245
3.00%, 4/1/2052	5,301,572	4,727,412
3.00%, 8/1/2052	1,226,058	1,089,069
3.50%, 3/1/2026	605	604
3.50%, 5/1/2026	16,636	16,585
3.50%, 1/1/2029	14,437	14,390
3.50%, 11/1/2029	60,636	60,376
3.50%, 2/1/2030	57,278	57,025
3.50%, 3/1/2032	82,232	81,358
3.50%, 6/1/2033	176,216	174,164
3.50%, 1/1/2034	427,372	421,968
3.50%, 10/1/2037	2,466,784	2,402,140
3.50%, 3/1/2038	508,318	493,995
3.50%, 10/1/2041	84,748	80,982
3.50%, 11/1/2041	1,603	1,540
3.50%, 12/1/2041	89,317	85,411
3.50%, 4/1/2043	217,594	207,447
3.50%, 5/1/2043	193,541	184,437
3.50%, 8/1/2043	358,937	341,984
3.50%, 6/1/2044	68,276	64,755
3.50%, 8/1/2044	139,446	132,255
3.50%, 9/1/2044	47,319	45,163
3.50%, 10/1/2044	80,018	75,891
3.50%, 11/1/2044	125,945	119,450
3.50%, 12/1/2044	108,913	103,272
3.50%, 1/1/2045	134,246	127,323
3.50%, 2/1/2045	187,246	177,589
3.50%, 3/1/2045	68,806	64,991
3.50%, 7/1/2045	2,397,000	2,281,824
3.50%, 8/1/2045	61,615	58,198
3.50%, 10/1/2045	168,887	159,523
3.50%, 11/1/2045	59,390	56,096
3.50%, 12/1/2045	329,944	312,657
3.50%, 1/1/2046	26,609	25,134
3.50%, 2/1/2046	7,444	7,031
3.50%, 3/1/2046	427,520	403,608
3.50%, 4/1/2046	11,797	11,137
3.50%, 5/1/2046	176,578	166,699
3.50%, 7/1/2046	34,145	32,242
3.50%, 8/1/2046	992,112	937,085
3.50%, 9/1/2046	2,051,351	1,936,580
3.50%, 11/1/2046	17,501	16,522
3.50%, 12/1/2046	266,394	251,489
3.50%, 4/1/2047	29,804	28,011
3.50%, 9/1/2047	1,378,149	1,295,247
3.50%, 10/1/2047	195,917	184,132
3.50%, 11/1/2047	107,182	100,734
3.50%, 12/1/2047	279,864	263,029
3.50%, 1/1/2048	499,746	469,684
3.50%, 2/1/2048	1,343,691	1,262,862
3.50%, 7/1/2048	267,806	251,346
3.50%, 11/1/2048	730,923	686,000
3.50%, 6/1/2049	924,135	863,352
3.50%, 7/1/2049	558,809	522,054
3.50%, 8/1/2049	43,902	41,014

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2049	$4,215,984	$3,972,375
3.50%, 3/1/2050	2,344,473	2,190,269
3.50%, 5/1/2051	3,599,499	3,362,748
3.50%, 9/1/2052	9,988,680	9,249,650
4.00%, 6/1/2026	1,389	1,386
4.00%, 7/1/2029	22,001	21,930
4.00%, 8/1/2039	47,603	46,738
4.00%, 10/1/2040	57,223	56,180
4.00%, 12/1/2040	127,406	125,085
4.00%, 8/1/2041	8,308	8,149
4.00%, 12/1/2041	176,687	173,292
4.00%, 4/1/2042	112,059	109,906
4.00%, 6/1/2042	359,030	351,443
4.00%, 12/1/2043	62,697	61,262
4.00%, 5/1/2044	131,349	127,532
4.00%, 7/1/2044	199,776	193,971
4.00%, 12/1/2044	73,895	71,748
4.00%, 4/1/2045	137,397	133,472
4.00%, 5/1/2045	766,298	751,576
4.00%, 6/1/2045	48,621	47,242
4.00%, 8/1/2045	19,494	18,938
4.00%, 10/1/2045	242,500	235,572
4.00%, 11/1/2045	1,062,987	1,031,427
4.00%, 12/1/2045	47,405	46,050
4.00%, 1/1/2046	168,163	163,359
4.00%, 3/1/2046	140,018	135,851
4.00%, 4/1/2046	19,980	19,316
4.00%, 5/1/2046	13,453	13,005
4.00%, 1/1/2047	2,627,096	2,536,739
4.00%, 9/1/2047	107,118	103,585
4.00%, 11/1/2047	647,156	625,808
4.00%, 12/1/2047	258,007	249,496
4.00%, 1/1/2048	379,960	367,426
4.00%, 4/1/2048	553,811	534,009
4.00%, 5/1/2048	881,751	850,223
4.00%, 7/1/2048	605,406	583,759
4.00%, 8/1/2048	32,116	30,968
4.00%, 10/1/2048	1,067,617	1,029,443
4.00%, 12/1/2048	515,669	497,230
4.00%, 9/1/2049	551,638	529,894
4.00%, 6/1/2050	706,022	676,681
4.00%, 2/1/2051	1,223,480	1,175,254
4.00%, 10/1/2052	1,600,579	1,522,992
4.00%, 1/1/2053	3,253,868	3,100,653
4.00%, 2/1/2053	4,896,464	4,699,571
4.00%, 5/1/2053	8,341,734	7,969,429
4.50%, 2/1/2039	915	920
4.50%, 6/1/2039	45,684	45,929
4.50%, 9/1/2039	38,340	38,545
4.50%, 12/1/2039	24,247	24,377
4.50%, 2/1/2040	15,691	15,799
4.50%, 3/1/2040	11,132	11,209
4.50%, 6/1/2040	431	434
4.50%, 12/1/2040	152,858	153,913
4.50%, 4/1/2041	2,874	2,882
Security Description	Principal Amount	Value
4.50%, 7/1/2041	$88,748	$88,979
4.50%, 8/1/2041	7,755	7,775
4.50%, 9/1/2041	30,853	30,934
4.50%, 10/1/2041	233,557	235,168
4.50%, 5/1/2042	13,005	13,095
4.50%, 10/1/2043	3,843	3,873
4.50%, 8/1/2044	4,646	4,634
4.50%, 9/1/2044	117,689	117,393
4.50%, 1/1/2045	5,589	5,604
4.50%, 4/1/2047	34,644	34,440
4.50%, 10/1/2047	32,853	32,660
4.50%, 12/1/2047	105,807	105,183
4.50%, 1/1/2048	329,178	327,236
4.50%, 5/1/2048	445,332	442,016
4.50%, 6/1/2048	131,928	130,945
4.50%, 7/1/2048	364,346	362,065
4.50%, 11/1/2048	35,810	35,586
4.50%, 12/1/2048	229,501	228,065
4.50%, 3/1/2049	326,149	324,107
4.50%, 7/1/2049	1,834,550	1,819,580
4.50%, 6/1/2052	2,089,898	2,051,101
4.50%, 10/1/2052	1,264,586	1,241,507
4.50%, 11/1/2052	87,042	85,375
4.50%, 12/1/2052	5,107,535	5,039,353
4.50%, 1/1/2053	869,780	852,982
4.50%, 5/1/2053	8,326,072	8,158,130
5.00%, 10/1/2033	2,968	3,030
5.00%, 11/1/2035	5,338	5,463
5.00%, 4/1/2036	8,798	9,005
5.00%, 12/1/2036	902	924
5.00%, 2/1/2038	83,750	85,847
5.00%, 3/1/2038	47,118	48,281
5.00%, 6/1/2038	13,962	14,318
5.00%, 11/1/2038	116,498	119,382
5.00%, 1/1/2039	17,315	17,756
5.00%, 2/1/2039	37,352	38,304
5.00%, 3/1/2039	109,944	112,611
5.00%, 10/1/2039	10,782	11,057
5.00%, 2/1/2040	26,570	27,216
5.00%, 7/1/2048	458,016	466,071
5.00%, 9/1/2048	95,572	97,162
5.00%, 11/1/2048	410,703	417,029
5.00%, 3/1/2049	172,128	174,993
5.00%, 3/1/2050	493,238	501,234
5.00%, 9/1/2052	3,761,046	3,775,390
5.00%, 10/1/2052	1,984,135	1,995,478
5.00%, 12/1/2052	3,328,821	3,363,945
5.00%, 2/1/2053	16,238,954	16,282,370
5.00%, 7/1/2053	15,220,644	15,243,380
5.00%, 11/1/2054	7,863,904	7,848,043
5.00%, 1/1/2055	3,292,457	3,285,816
5.50%, 11/1/2026	1,504	1,508
5.50%, 6/1/2027	864	870
5.50%, 4/1/2028	1,641	1,661
5.50%, 7/1/2028	3,403	3,450

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/1/2033	$444	$459
5.50%, 1/1/2037	29,251	30,587
5.50%, 9/1/2037	195	203
5.50%, 11/1/2037	1,950	2,034
5.50%, 1/1/2038	83,753	87,335
5.50%, 4/1/2038	69,530	72,801
5.50%, 7/1/2038	86,798	90,881
5.50%, 10/1/2038	1,834	1,920
5.50%, 4/1/2039	26,951	28,310
5.50%, 12/1/2052	1,069,713	1,099,402
5.50%, 2/1/2053	2,522,842	2,568,948
5.50%, 7/1/2053	10,813,972	10,995,723
5.50%, 1/1/2054	1,000,000	1,027,760
5.50%, 3/1/2054	9,408,357	9,547,705
5.50%, 11/1/2054	11,947,409	12,121,708
5.50%, 2/1/2055	5,629,048	5,740,854
5.50%, 5/1/2055	4,555,500	4,620,439
5.50%, 6/1/2055	2,754,545	2,793,811
5.50%, 9/1/2055	7,355,833	7,531,481
5.50%, 10/1/2055	14,190,402	14,392,686
6.00%, 2/1/2028	42	42
6.00%, 11/1/2029	319	326
6.00%, 8/1/2031	1,651	1,711
6.00%, 10/1/2032	1,526	1,590
6.00%, 11/1/2032	1,786	1,860
6.00%, 12/1/2032	746	777
6.00%, 1/1/2033	2,425	2,528
6.00%, 2/1/2033	1,358	1,412
6.00%, 3/1/2033	1,643	1,712
6.00%, 6/1/2033	2,562	2,682
6.00%, 3/1/2036	3,154	3,345
6.00%, 8/1/2036	17,400	18,454
6.00%, 1/1/2037	1,802	1,911
6.00%, 6/1/2037	55,314	58,886
6.00%, 11/1/2037	39,123	41,649
6.00%, 12/1/2037	1,559	1,660
6.00%, 10/1/2038	1,472	1,567
6.00%, 3/1/2040	1,030	1,097
6.00%, 4/1/2040	1,802,507	1,871,449
6.00%, 5/1/2040	176,280	187,666
6.00%, 2/1/2053	3,382,165	3,486,538
6.00%, 6/1/2053	1,544,542	1,597,501
6.00%, 9/1/2053	3,261,006	3,390,680
6.00%, 11/1/2053	12,702,261	13,060,477
6.00%, 12/1/2053	2,507,245	2,577,762
6.00%, 8/1/2054	15,896,908	16,313,251
6.00%, 3/1/2055	5,501,536	5,695,252
6.00%, 6/1/2055	14,375,868	14,756,150
6.00%, 8/1/2055	12,447,012	12,779,744
6.25%, 7/15/2032 (a)	2,769,000	3,131,207
6.50%, 12/1/2030	137	142
6.50%, 8/1/2031	1,254	1,320
6.50%, 12/1/2031	874	920
6.50%, 7/1/2032	261	275
6.50%, 11/1/2037	14,083	15,171
Security Description	Principal Amount	Value
6.50%, 2/1/2038	$4,022	$4,330
6.50%, 9/1/2038	42,627	45,922
6.50%, 9/1/2039	22,231	23,858
6.50%, 2/1/2053	1,015,650	1,059,081
6.50%, 10/1/2053	3,835,064	3,983,321
6.50%, 11/1/2053	707,833	735,196
6.50%, 12/1/2053	6,530,089	6,882,519
6.50%, 1/1/2054	6,944,475	7,212,938
6.50%, 4/1/2055	7,829,880	8,145,712
6.75%, 9/15/2029	513,000	567,679
6.75%, 3/15/2031	1,895,000	2,157,574
7.00%, 7/1/2029	9,839	9,987
7.00%, 1/1/2030	125	128
7.00%, 4/1/2030	39	41
7.00%, 2/1/2031	78	82
7.00%, 9/1/2031	1,895	1,995
7.00%, 1/1/2054	1,930,771	2,027,975
7.50%, 3/1/2028	1,075	1,093
Series 1, Zero Coupon, 11/15/2038	1,376,000	758,722
Series MTN, Zero Coupon, 12/14/2029	200,000	172,303
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K064, Class A2, 3.22%, 3/25/2027	800,000	794,355
Series K067, Class AM, 3.28%, 8/25/2027	500,000	495,032
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,456,705	1,441,416
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,486,419
Series K076, Class A2, 3.90%, 4/25/2028	100,000	100,114
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,151,935
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	527,501
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,210,752
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	799,781
Series K087, Class A2, 3.77%, 12/25/2028	262,347	261,714
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,477,994
Series K092, Class A2, 3.30%, 4/25/2029	500,000	491,147
Series K093, Class A2, 2.98%, 5/25/2029	492,971	479,951
Series K094, Class A2, 2.90%, 6/25/2029	531,291	514,578
Series K101, Class A2, 2.52%, 10/25/2029	500,000	475,722
Series K105, Class A2, 1.87%, 1/25/2030	58,333	53,882

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K108, Class A2, 1.52%, 3/25/2030	$888,889	$808,315
Series K109, Class A2, 1.56%, 4/25/2030	640,000	580,825
Series K110, Class A2, 1.48%, 4/25/2030	230,357	208,648
Series K114, Class A2, 1.37%, 6/25/2030	250,000	223,509
Series K115, Class A2, 1.38%, 6/25/2030	500,000	447,568
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,099,778
Series K121, Class A2, 1.55%, 10/25/2030	340,000	303,411
Series K123, Class A2, 1.62%, 12/25/2030	233,333	208,415
Series K128, Class A2, 2.02%, 3/25/2031	650,000	589,320
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	890,831
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,346,040
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	801,266
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	539,560
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	405,157
Series K-162, Class A2, 5.15%, 12/25/2033 (c)	100,000	104,930
Series K520, Class A2, 5.18%, 3/25/2029 (c)	1,308,412	1,353,773
Series K528, Class A2, 4.51%, 7/25/2029	342,466	348,216
Series K735, Class A2, 2.86%, 5/25/2026	382,710	380,794
Series K743, Class A2, 1.77%, 5/25/2028	500,000	476,984
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,431,261
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,414,566
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	199,137
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,571,007
Series K-174, Class A2, VRN, 4.53%, 10/25/2035 (c)	1,500,000	1,500,161
Series K540, Class A2, VRN, 4.51%, 2/25/2030 (c)	1,375,000	1,399,061
Series K542, Class A2, VRN, 4.40%, 4/25/2030	1,050,000	1,064,248
Security Description	Principal Amount	Value
Series K549, Class A2, VRN, 4.34%, 9/25/2030 (c)	$1,500,000	$1,516,232
Series K550, Class A2, VRN, 4.16%, 10/25/2030 (c)	857,143	859,799
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	412,327
Series K763, Class A2, VRN, 4.17%, 10/25/2032 (c)	937,500	930,914
Federal National Mortgage Association:
0.75%, 10/8/2027	5,433,000	5,178,605
0.88%, 8/5/2030	1,140,000	1,004,367
1.50%, 4/1/2036	83,320	75,626
1.50%, 7/1/2036	8,968,449	8,136,173
1.50%, 1/1/2037	2,610,220	2,364,366
1.50%, 3/1/2037	10,427,037	9,430,241
1.50%, 4/1/2037	3,075,019	2,781,056
1.50%, 8/1/2037	3,947,908	3,577,886
1.50%, 11/1/2041	1,686,913	1,427,613
1.50%, 1/1/2042	3,042,979	2,574,291
1.50%, 11/1/2050	139,100	107,836
1.50%, 3/1/2051	254,639	197,187
1.50%, 7/1/2051	1,104,607	855,258
1.50%, 10/1/2051	11,193,344	8,664,877
1.50%, 11/1/2051	14,127,777	10,935,902
2.00%, 9/1/2035	3,870,704	3,617,659
2.00%, 10/1/2035	127,748	119,435
2.00%, 11/1/2035	3,862,012	3,607,155
2.00%, 12/1/2035	2,285,802	2,133,552
2.00%, 1/1/2036	154,662	144,360
2.00%, 2/1/2036	3,947,616	3,683,462
2.00%, 4/1/2036	381,688	354,557
2.00%, 6/1/2036	9,194,167	8,544,745
2.00%, 10/1/2036	1,212,728	1,125,689
2.00%, 11/1/2036	133,910	124,429
2.00%, 12/1/2036	9,255,355	8,588,236
2.00%, 4/1/2037	667,210	617,737
2.00%, 5/1/2037	2,432,223	2,251,875
2.00%, 8/1/2040	485,919	430,053
2.00%, 10/1/2040	1,099,871	971,893
2.00%, 11/1/2040	2,798,787	2,471,186
2.00%, 12/1/2040	2,288,864	2,019,363
2.00%, 2/1/2041	1,223,569	1,077,804
2.00%, 10/1/2041	4,770,349	4,178,524
2.00%, 11/1/2041	5,576,351	4,881,049
2.00%, 1/1/2042	359,747	314,442
2.00%, 2/1/2042	3,023,326	2,640,691
2.00%, 5/1/2042	1,761,698	1,540,814
2.00%, 8/1/2042	1,464,536	1,279,183
2.00%, 6/1/2050	521,576	427,242
2.00%, 7/1/2050	263,421	215,685
2.00%, 8/1/2050	11,713,390	9,582,889

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/1/2050	$2,980,238	$2,468,181
2.00%, 10/1/2050	19,330,059	15,806,929
2.00%, 11/1/2050	1,227,458	1,005,593
2.00%, 12/1/2050	16,656,757	13,610,801
2.00%, 1/1/2051	8,778,603	7,178,001
2.00%, 2/1/2051	9,229,413	7,536,094
2.00%, 3/1/2051	7,767,386	6,343,654
2.00%, 4/1/2051	17,526,064	14,311,883
2.00%, 5/1/2051	11,809,774	9,639,365
2.00%, 6/1/2051	715,273	587,236
2.00%, 7/1/2051	16,367,622	13,348,525
2.00%, 8/1/2051	3,415,690	2,790,755
2.00%, 9/1/2051	2,779,790	2,268,233
2.00%, 11/1/2051	28,228,024	22,989,852
2.00%, 12/1/2051	195,759	161,430
2.00%, 1/1/2052	13,253,077	10,781,341
2.00%, 2/1/2052	2,424,970	1,973,083
2.00%, 3/1/2052	16,055,966	13,085,143
2.00%, 5/1/2052	6,794,530	5,602,344
2.00%, 10/1/2052	1,324,905	1,078,012
2.50%, 3/1/2028	54,874	54,179
2.50%, 7/1/2028	66,619	65,677
2.50%, 8/1/2028	175,170	172,696
2.50%, 9/1/2028	18,369	18,112
2.50%, 10/1/2028	44,599	43,992
2.50%, 3/1/2029	140,838	139,073
2.50%, 2/1/2030	100,100	98,019
2.50%, 5/1/2030	170,547	166,771
2.50%, 7/1/2030	579,804	571,373
2.50%, 2/1/2031	220,030	214,628
2.50%, 6/1/2032	3,294,155	3,207,124
2.50%, 12/1/2032	405,076	390,496
2.50%, 1/1/2033	630,265	607,417
2.50%, 12/1/2033	1,019,400	992,962
2.50%, 2/1/2035	3,046,391	2,932,800
2.50%, 2/1/2036	2,684,863	2,559,976
2.50%, 3/1/2036	149,482	142,405
2.50%, 5/1/2036	981,603	932,353
2.50%, 2/1/2037	1,173,121	1,113,901
2.50%, 3/1/2037	2,639,362	2,496,999
2.50%, 4/1/2037	1,000,000	949,210
2.50%, 4/1/2038	610,014	576,689
2.50%, 2/1/2040	324,749	296,943
2.50%, 5/1/2040	1,063,594	971,103
2.50%, 6/1/2040	68,540	62,553
2.50%, 8/1/2040	80,795	73,676
2.50%, 7/1/2041	4,090,375	3,698,436
2.50%, 4/1/2042	2,932,355	2,638,514
2.50%, 10/1/2042	145,125	130,341
2.50%, 11/1/2049	6,085,125	5,212,993
2.50%, 1/1/2050	1,970,477	1,688,064
2.50%, 6/1/2050	3,438,824	2,945,111
2.50%, 7/1/2050	5,224,570	4,474,477
2.50%, 8/1/2050	6,031,055	5,163,304
2.50%, 10/1/2050	12,942,913	11,072,651
Security Description	Principal Amount	Value
2.50%, 4/1/2051	$9,172,897	$7,830,303
2.50%, 5/1/2051	143,688	123,909
2.50%, 7/1/2051	13,118,056	11,185,821
2.50%, 8/1/2051	11,208,369	9,554,412
2.50%, 9/1/2051	8,368,838	7,131,299
2.50%, 10/1/2051	27,570,345	23,462,581
2.50%, 12/1/2051	139,294	119,788
2.50%, 1/1/2052	179,853	154,161
2.50%, 3/1/2052	15,866,858	13,497,146
2.50%, 4/1/2052	5,670,376	4,874,005
2.50%, 5/1/2052	1,905,768	1,636,684
2.50%, 7/1/2052	3,286,063	2,794,526
2.50%, 9/1/2052	2,736,295	2,327,310
2.50%, 1/1/2054	3,413,654	2,907,661
3.00%, 8/1/2027	14,516	14,407
3.00%, 11/1/2028	81,627	80,853
3.00%, 6/1/2029	31,065	30,716
3.00%, 8/1/2029	127,829	126,312
3.00%, 9/1/2029	47,964	47,378
3.00%, 4/1/2030	9,550	9,418
3.00%, 6/1/2030	67,972	67,027
3.00%, 8/1/2030	10,772	10,607
3.00%, 9/1/2030	26,865	26,466
3.00%, 11/1/2030	44,093	43,423
3.00%, 12/1/2030	161,595	159,105
3.00%, 3/1/2031	12,870	12,665
3.00%, 4/1/2031	70,987	69,892
3.00%, 2/1/2032	12,507	12,280
3.00%, 6/1/2032	780,805	764,104
3.00%, 8/1/2032	10,988	10,742
3.00%, 10/1/2032	228,670	223,501
3.00%, 1/1/2033	168,301	164,353
3.00%, 2/1/2033	368,369	359,598
3.00%, 5/1/2033	73,612	71,583
3.00%, 2/1/2034	398,928	388,174
3.00%, 8/1/2034	2,277,529	2,213,553
3.00%, 2/1/2035	82,825	79,960
3.00%, 3/1/2035	67,420	65,071
3.00%, 6/1/2035	492,943	478,145
3.00%, 12/1/2035	47,662	45,947
3.00%, 2/1/2036	191,125	183,612
3.00%, 9/1/2036	56,921	54,521
3.00%, 11/1/2036	2,117,874	2,025,859
3.00%, 1/1/2037	556,386	531,954
3.00%, 9/1/2037	430,827	410,388
3.00%, 1/1/2038	796,120	756,151
3.00%, 5/1/2040	764,597	718,947
3.00%, 6/1/2042	3,548,557	3,290,431
3.00%, 12/1/2042	153,735	142,216
3.00%, 1/1/2043	647,189	598,706
3.00%, 2/1/2043	6,912	6,395
3.00%, 3/1/2043	526,917	484,443
3.00%, 4/1/2043	135,529	124,615
3.00%, 5/1/2043	946,469	870,533
3.00%, 6/1/2043	701,380	644,982

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2043	$716,505	$658,805
3.00%, 8/1/2043	383,432	354,532
3.00%, 2/1/2044	2,520,122	2,317,181
3.00%, 5/1/2045	2,503,164	2,301,588
3.00%, 6/1/2045	23,649	21,575
3.00%, 8/1/2045	3,647,256	3,353,548
3.00%, 9/1/2045	232,161	211,802
3.00%, 11/1/2045	507,047	462,584
3.00%, 5/1/2046	579,706	526,294
3.00%, 8/1/2046	509,224	462,306
3.00%, 9/1/2046	526,417	477,915
3.00%, 10/1/2046	201,578	183,005
3.00%, 11/1/2046	2,348,223	2,150,866
3.00%, 1/1/2047	1,891,015	1,716,785
3.00%, 3/1/2047	1,938,623	1,767,838
3.00%, 5/1/2047	141,195	127,798
3.00%, 7/1/2047	1,658,360	1,505,564
3.00%, 10/1/2047	2,103,302	1,909,038
3.00%, 12/1/2047	2,988,981	2,713,586
3.00%, 2/1/2048	2,041,401	1,849,171
3.00%, 12/1/2049	7,707,157	6,915,727
3.00%, 1/1/2050	10,403,626	9,334,847
3.00%, 7/1/2050	3,142,607	2,812,006
3.00%, 9/1/2050	10,367,200	9,295,920
3.00%, 1/1/2051	9,253,484	8,359,279
3.00%, 9/1/2051	5,771,757	5,144,737
3.00%, 1/1/2052	5,106,814	4,545,704
3.00%, 2/1/2052	10,030,748	8,965,668
3.00%, 5/1/2052	13,287,254	11,847,670
3.00%, 6/1/2052	2,144,731	1,904,598
3.00%, 3/1/2053	1,000,000	888,268
3.50%, 3/1/2026	397	395
3.50%, 1/1/2027	6,529	6,495
3.50%, 1/1/2029	1,292	1,286
3.50%, 5/1/2029	23,966	23,850
3.50%, 12/1/2029	5,587	5,560
3.50%, 1/1/2030	30,421	30,260
3.50%, 10/1/2030	7,471	7,427
3.50%, 11/1/2030	3,967	3,941
3.50%, 3/1/2031	171,888	170,739
3.50%, 6/1/2033	362,581	357,897
3.50%, 6/1/2034	172,513	169,473
3.50%, 7/1/2034	305,404	300,112
3.50%, 11/1/2034	1,084,711	1,064,429
3.50%, 2/1/2037	158,198	154,160
3.50%, 2/1/2038	108,434	105,365
3.50%, 4/1/2038	499,138	483,271
3.50%, 5/1/2038	180,704	174,908
3.50%, 12/1/2040	189,737	181,934
3.50%, 6/1/2041	45,078	43,224
3.50%, 11/1/2041	45,209	43,184
3.50%, 12/1/2041	7,133	6,813
3.50%, 1/1/2042	74,192	71,266
3.50%, 2/1/2042	14,081	13,450
3.50%, 3/1/2042	137,133	131,298
Security Description	Principal Amount	Value
3.50%, 4/1/2042	$19,328	$18,414
3.50%, 5/1/2042	408,370	389,067
3.50%, 8/1/2042	163,132	155,421
3.50%, 10/1/2042	267,939	255,266
3.50%, 11/1/2042	39,543	37,674
3.50%, 12/1/2042	45,205	43,068
3.50%, 1/1/2043	76,411	72,799
3.50%, 4/1/2043	37,687	35,866
3.50%, 5/1/2043	55,378	52,702
3.50%, 7/1/2043	226,003	215,082
3.50%, 10/1/2043	76,642	73,020
3.50%, 12/1/2043	47,318	45,031
3.50%, 1/1/2044	7,312,992	6,967,111
3.50%, 10/1/2044	125,041	118,453
3.50%, 1/1/2045	188,266	178,347
3.50%, 2/1/2045	5,184,105	4,939,063
3.50%, 4/1/2045	225,196	212,454
3.50%, 5/1/2045	26,624	25,118
3.50%, 6/1/2045	41,630	39,274
3.50%, 7/1/2045	14,896	14,137
3.50%, 8/1/2045	472,733	447,285
3.50%, 11/1/2045	1,326,016	1,250,986
3.50%, 12/1/2045	1,224,040	1,154,782
3.50%, 1/1/2046	360,197	339,816
3.50%, 2/1/2046	2,153,979	2,031,939
3.50%, 3/1/2046	8,043	7,588
3.50%, 4/1/2046	110,726	104,408
3.50%, 5/1/2046	19,016	17,931
3.50%, 6/1/2046	4,196	3,957
3.50%, 7/1/2046	3,399	3,205
3.50%, 10/1/2046	552,550	521,028
3.50%, 11/1/2046	28,857	27,211
3.50%, 2/1/2047	144,453	136,207
3.50%, 5/1/2047	2,516,543	2,373,395
3.50%, 7/1/2047	1,163,931	1,108,613
3.50%, 10/1/2047	5,811,849	5,455,706
3.50%, 11/1/2047	6,449,882	6,071,541
3.50%, 12/1/2047	6,793,614	6,433,035
3.50%, 1/1/2048	1,709,137	1,604,403
3.50%, 2/1/2048	2,177,274	2,044,610
3.50%, 6/1/2048	783,384	734,366
3.50%, 8/1/2048	100,610	94,315
3.50%, 9/1/2048	275,003	257,796
3.50%, 11/1/2048	655,240	617,183
3.50%, 3/1/2049	64,160	60,228
3.50%, 7/1/2049	1,286,929	1,202,283
3.50%, 8/1/2049	967,443	903,812
3.50%, 2/1/2050	4,749,343	4,460,373
3.50%, 6/1/2050	1,316,863	1,230,927
3.50%, 12/1/2051	2,182,107	2,027,651
3.50%, 4/1/2052	715,372	668,319
3.50%, 5/1/2052	2,300,624	2,155,541
3.50%, 6/1/2052	6,912,125	6,405,031
3.50%, 9/1/2052	509,391	476,754
4.00%, 2/1/2026	154	153

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2026	$317	$316
4.00%, 4/1/2026	822	819
4.00%, 12/1/2034	93,145	92,793
4.00%, 3/1/2037	222,268	220,393
4.00%, 1/1/2038	652,559	647,313
4.00%, 3/1/2038	264,983	261,680
4.00%, 6/1/2038	159,727	157,723
4.00%, 8/1/2039	135,140	132,527
4.00%, 9/1/2039	47,055	46,146
4.00%, 9/1/2040	1,246,563	1,222,386
4.00%, 12/1/2040	281,787	276,322
4.00%, 1/1/2041	60,182	59,015
4.00%, 3/1/2041	171,587	168,095
4.00%, 10/1/2041	152,199	149,108
4.00%, 12/1/2041	163,361	160,038
4.00%, 1/1/2042	78,450	76,857
4.00%, 2/1/2042	34,519	33,732
4.00%, 9/1/2043	31,760	31,033
4.00%, 10/1/2043	171,545	167,618
4.00%, 12/1/2043	22,042	21,538
4.00%, 5/1/2044	466,624	457,574
4.00%, 6/1/2044	111,402	108,036
4.00%, 7/1/2044	725,922	708,563
4.00%, 9/1/2044	79,908	77,493
4.00%, 10/1/2044	158,588	153,853
4.00%, 12/1/2044	117,031	113,495
4.00%, 1/1/2045	368,092	359,699
4.00%, 2/1/2045	151,615	148,016
4.00%, 3/1/2045	140,497	136,325
4.00%, 5/1/2045	231,374	224,502
4.00%, 6/1/2045	287,294	278,614
4.00%, 7/1/2045	161,291	156,502
4.00%, 8/1/2045	57,947	56,275
4.00%, 9/1/2045	267,375	259,437
4.00%, 12/1/2045	127,462	123,677
4.00%, 1/1/2046	25,779	25,014
4.00%, 2/1/2046	45,637	44,282
4.00%, 3/1/2046	7,141	6,895
4.00%, 4/1/2046	143,795	138,849
4.00%, 5/1/2046	152,970	147,707
4.00%, 8/1/2046	14,867	14,373
4.00%, 9/1/2046	4,066	3,926
4.00%, 10/1/2046	845,314	828,110
4.00%, 11/1/2046	200,241	193,333
4.00%, 4/1/2047	1,912,659	1,847,269
4.00%, 7/1/2047	55,755	53,852
4.00%, 8/1/2047	215,183	207,838
4.00%, 9/1/2047	1,163,527	1,123,814
4.00%, 12/1/2047	2,302,540	2,223,950
4.00%, 1/1/2048	885,151	854,940
4.00%, 2/1/2048	371,304	358,631
4.00%, 5/1/2048	45,351	43,677
4.00%, 6/1/2048	1,743,493	1,679,128
4.00%, 7/1/2048	366,839	353,296
4.00%, 8/1/2048	553,483	533,050
Security Description	Principal Amount	Value
4.00%, 9/1/2048	$811,184	$781,238
4.00%, 10/1/2048	2,144,443	2,080,775
4.00%, 11/1/2048	1,874,404	1,807,149
4.00%, 1/1/2049	1,444,994	1,412,045
4.00%, 3/1/2049	178,900	171,849
4.00%, 5/1/2049	516,968	496,591
4.00%, 6/1/2049	4,086,494	3,945,943
4.00%, 7/1/2049	612,822	588,666
4.00%, 8/1/2049	1,072,151	1,032,570
4.00%, 2/1/2050	462,356	444,131
4.00%, 7/1/2050	744,959	717,458
4.00%, 3/1/2051	4,594,757	4,413,648
4.00%, 7/1/2052	2,758,135	2,644,560
4.00%, 8/1/2052	8,426,258	8,059,641
4.00%, 10/1/2052	14,293,965	13,625,338
4.00%, 11/1/2054	1,906,692	1,809,007
4.50%, 4/1/2031	39,392	39,739
4.50%, 10/1/2033	17,032	17,163
4.50%, 4/1/2039	108,235	108,685
4.50%, 7/1/2039	7,925	7,958
4.50%, 9/1/2039	27,349	27,463
4.50%, 11/1/2039	1,607,938	1,610,104
4.50%, 12/1/2039	5,278	5,300
4.50%, 4/1/2040	131,195	131,944
4.50%, 10/1/2040	98,390	98,952
4.50%, 11/1/2040	135,969	136,745
4.50%, 2/1/2041	156,748	156,969
4.50%, 5/1/2041	77,870	78,314
4.50%, 1/1/2042	302,334	302,761
4.50%, 9/1/2043	69,057	68,936
4.50%, 12/1/2043	196,860	196,513
4.50%, 1/1/2044	15,062	15,100
4.50%, 2/1/2044	74,554	74,805
4.50%, 6/1/2044	165,303	164,943
4.50%, 3/1/2046	350,971	352,633
4.50%, 9/1/2047	65,325	64,861
4.50%, 11/1/2047	549,670	545,768
4.50%, 1/1/2048	64,735	64,275
4.50%, 2/1/2048	1,727,234	1,714,938
4.50%, 4/1/2048	2,866,139	2,879,332
4.50%, 6/1/2048	1,729,958	1,717,675
4.50%, 8/1/2048	1,140,586	1,132,094
4.50%, 11/1/2048	929,882	922,958
4.50%, 12/1/2048	308,487	306,190
4.50%, 1/1/2049	615,490	610,907
4.50%, 5/1/2049	535,036	531,052
4.50%, 9/1/2049	43,559	43,201
4.50%, 3/1/2050	1,494,538	1,482,250
4.50%, 9/1/2050	2,679,911	2,659,956
4.50%, 8/1/2052	13,268,030	13,020,015
4.50%, 12/1/2052	715,108	701,408
4.50%, 2/1/2053	4,986,943	4,900,966
4.50%, 11/1/2054	2,402,357	2,347,566
5.00%, 11/1/2033	519	529
5.00%, 5/1/2034	17,508	17,881

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2034	$2,469	$2,522
5.00%, 2/1/2035	9,677	9,882
5.00%, 7/1/2035	121,836	124,426
5.00%, 12/1/2039	21,071	21,556
5.00%, 1/1/2040	2,428	2,484
5.00%, 6/1/2040	10,229	10,465
5.00%, 7/1/2040	53,111	54,339
5.00%, 2/1/2041	1,867	1,910
5.00%, 5/1/2041	21,586	22,085
5.00%, 1/1/2042	205,063	209,805
5.00%, 3/1/2042	161,854	165,596
5.00%, 12/1/2043	37,937	38,859
5.00%, 7/1/2044	196,076	200,349
5.00%, 6/1/2048	202,713	205,393
5.00%, 9/1/2048	538,816	547,115
5.00%, 8/1/2049	405,211	411,834
5.00%, 10/1/2049	399,599	406,127
5.00%, 10/1/2052	1,260,184	1,263,030
5.00%, 2/1/2053	176,454	176,943
5.00%, 4/1/2053	798,012	801,604
5.00%, 6/1/2053	7,225,201	7,238,925
5.00%, 10/1/2053	2,746,605	2,749,037
5.00%, 5/1/2054	3,031,005	3,024,891
5.00%, 11/1/2054	7,139,342	7,124,942
5.00%, 11/1/2055	4,979,888	4,968,271
5.50%, 10/1/2034	12,627	13,124
5.50%, 2/1/2035	29,379	30,539
5.50%, 7/1/2035	59,005	61,414
5.50%, 12/1/2035	23,756	24,726
5.50%, 4/1/2036	26,824	27,919
5.50%, 9/1/2036	22,492	23,209
5.50%, 5/1/2037	11,031	11,488
5.50%, 6/1/2037	36,725	38,225
5.50%, 8/1/2037	169,326	176,007
5.50%, 4/1/2038	36,920	38,613
5.50%, 6/1/2038	21,437	22,420
5.50%, 12/1/2038	76,158	79,341
5.50%, 12/1/2039	99,280	103,833
5.50%, 9/1/2040	8,223	8,600
5.50%, 7/1/2041	102,001	106,259
5.50%, 5/1/2044	1,272,146	1,324,097
5.50%, 12/1/2052	1,412,304	1,452,674
5.50%, 2/1/2053	4,667,813	4,768,133
5.50%, 5/1/2053	5,999,764	6,097,830
5.50%, 7/1/2053	1,592,856	1,638,198
5.50%, 9/1/2053	13,837,736	14,072,479
5.50%, 10/1/2053	7,411,209	7,535,731
5.50%, 11/1/2053	1,131,330	1,149,897
5.50%, 8/1/2054	6,819,089	6,920,138
5.50%, 12/1/2054	7,092,571	7,195,501
5.50%, 2/1/2055	4,446,088	4,509,408
5.63%, 7/15/2037	675,000	743,429
6.00%, 7/1/2029	693	700
6.00%, 8/1/2029	74	75
6.00%, 3/1/2034	97,438	101,875
Security Description	Principal Amount	Value
6.00%, 3/1/2035	$32,619	$34,438
6.00%, 5/1/2035	10,048	10,608
6.00%, 6/1/2035	37,746	39,847
6.00%, 2/1/2037	51,805	54,901
6.00%, 6/1/2037	28,593	30,405
6.00%, 8/1/2037	211,097	224,468
6.00%, 10/1/2039	81,330	86,481
6.00%, 4/1/2040	104,169	110,792
6.00%, 1/1/2053	1,675,850	1,727,566
6.00%, 2/1/2053	3,393,122	3,497,833
6.00%, 5/1/2053	3,013,908	3,098,093
6.00%, 7/1/2053	2,842,220	2,951,000
6.00%, 8/1/2053	1,727,481	1,776,022
6.00%, 5/1/2054	6,104,988	6,265,025
6.00%, 8/1/2054	11,640,454	11,944,198
6.00%, 9/1/2054	4,190,309	4,303,217
6.00%, 11/1/2054	7,134,187	7,412,668
6.00%, 3/1/2055	4,853,425	5,057,561
6.25%, 5/15/2029	1,101,000	1,192,565
6.50%, 9/1/2031	5,591	5,878
6.50%, 7/1/2032	1,446	1,526
6.50%, 7/1/2036	5,265	5,645
6.50%, 10/1/2037	6,754	7,266
6.50%, 7/1/2053	1,512,355	1,570,820
6.50%, 11/1/2053	27,007	28,051
6.50%, 12/1/2053	1,312,809	1,363,560
6.50%, 6/1/2054	5,235,091	5,436,338
6.50%, 8/1/2054	16,723,503	17,499,275
6.50%, 9/1/2054	1,574,960	1,635,504
6.63%, 11/15/2030	1,122,000	1,265,182
7.00%, 9/1/2029	4,357	4,448
7.00%, 9/1/2031	27	28
7.00%, 10/1/2031	49	52
7.00%, 10/1/2032	470	499
7.00%, 11/1/2053	1,363,772	1,432,431
7.00%, 2/1/2054	1,093,888	1,148,959
7.00%, 9/1/2055	5,490,266	5,774,532
7.13%, 1/15/2030	808,000	911,740
7.25%, 5/15/2030	777,000	887,187
7.50%, 3/1/2031	58	62
7.50%, 7/1/2031	8	8
2.00%, 10/1/2051	18,059,938	14,726,420
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	130,825	129,468
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (c)	331,173	326,544
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	380,828	376,991
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (c)	575,449	566,237
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (c)	608,968	605,035
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,802,502	1,721,498

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-M22, Class A2, 2.52%, 8/25/2029	$522,863	$499,605
Series 2019-M5, Class A2, 3.27%, 2/25/2029	455,185	447,562
Series 2019-M9, Class A2, 2.94%, 6/25/2029	421,721	410,723
Series 2020-M14, Class A2, 1.78%, 5/25/2030	452,186	414,476
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,370,188
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	249,267
Series 2020-M8, Class A2, 1.82%, 2/25/2030	879,536	811,537
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,600,000	1,402,223
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	307,329
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (c)	100,000	87,119
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	700,472
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	2,700,000	2,771,302
Series 2017-M15, Class ATS2, VRN, 3.16%, 11/25/2027 (c)	532,800	527,267
Series 2018-M1, Class A2, VRN, 2.98%, 12/25/2027 (c)	77,600	76,489
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	643,119
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	54,271
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	1,500,000	1,327,317
FREMF Mortgage Trust Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	180,000	181,384
Government National Mortgage Association:
2.00%, 10/20/2050	1,337,110	1,108,775
2.00%, 12/20/2050	6,452,358	5,349,505
2.00%, 1/20/2051	13,122,764	10,878,773
2.00%, 2/20/2051	1,947,350	1,613,950
2.00%, 4/20/2051	8,324,119	6,898,643
2.00%, 5/20/2051	8,786,590	7,281,743
2.00%, 6/20/2051	14,036,619	11,632,341
2.00%, 9/20/2051	7,295,446	6,045,403
2.00%, 12/20/2051	9,705,248	8,041,719
2.00%, 1/20/2052	9,122,491	7,558,670
2.00%, 4/20/2052	6,256,672	5,183,121
2.00%, 5/20/2052	2,174,935	1,801,749
Security Description	Principal Amount	Value
2.50%, 2/20/2043	$790,869	$709,986
2.50%, 12/20/2049	489,741	424,937
2.50%, 7/20/2050	2,212,704	1,914,394
2.50%, 8/20/2050	3,886,192	3,361,967
2.50%, 10/20/2050	5,922,200	5,122,412
2.50%, 11/20/2050	953,493	824,650
2.50%, 1/20/2051	1,906,793	1,647,561
2.50%, 3/20/2051	124,308	107,379
2.50%, 4/20/2051	8,740,932	7,550,169
2.50%, 6/20/2051	156,819	135,441
2.50%, 7/20/2051	9,987,935	8,625,902
2.50%, 8/20/2051	10,539,435	9,101,706
2.50%, 9/20/2051	12,777,073	11,033,504
2.50%, 10/20/2051	7,733,631	6,677,935
2.50%, 11/20/2051	11,522,868	9,949,379
2.50%, 12/20/2051	159,771	137,954
2.50%, 3/20/2052	1,542,723	1,331,811
2.50%, 4/20/2052	4,511,018	3,894,300
2.50%, 5/20/2052	3,717,529	3,209,292
3.00%, 10/15/2042	147,063	135,898
3.00%, 10/20/2042	1,616,046	1,496,349
3.00%, 12/15/2042	258,291	238,697
3.00%, 12/20/2042	429,592	397,764
3.00%, 2/20/2043	445,134	412,154
3.00%, 3/15/2043	48,302	44,582
3.00%, 4/15/2043	91,203	84,180
3.00%, 4/20/2043	344,672	319,092
3.00%, 6/20/2043	235,362	217,895
3.00%, 11/20/2044	227,595	209,471
3.00%, 12/20/2044	87,000	80,072
3.00%, 3/20/2045	89,800	82,005
3.00%, 4/20/2045	144,736	132,173
3.00%, 6/15/2045	40,577	36,994
3.00%, 8/15/2045	53,333	48,623
3.00%, 8/20/2045	247,258	225,797
3.00%, 11/20/2045	53,321	48,693
3.00%, 12/20/2045	89,209	81,466
3.00%, 1/20/2046	122,516	111,882
3.00%, 2/20/2046	1,880,040	1,740,514
3.00%, 4/20/2046	216,071	196,947
3.00%, 5/20/2046	489,632	446,296
3.00%, 6/20/2046	1,385,109	1,262,518
3.00%, 9/20/2046	438,703	399,875
3.00%, 10/20/2046	1,577,844	1,439,500
3.00%, 11/20/2046	252,732	230,364
3.00%, 1/20/2047	446,824	407,277
3.00%, 2/20/2047	165,808	151,350
3.00%, 6/20/2047	148,964	135,955
3.00%, 7/20/2047	1,248,027	1,136,632
3.00%, 10/20/2047	862,059	785,776
3.00%, 11/20/2047	552,818	503,475
3.00%, 12/20/2047	510,755	465,166
3.00%, 1/20/2048	466,489	424,851
3.00%, 2/20/2048	529,476	482,216
3.00%, 3/20/2048	1,978,878	1,802,250

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/20/2049	$3,284,451	$2,966,714
3.00%, 12/20/2049	997,880	901,345
3.00%, 2/20/2050	859,658	775,936
3.00%, 6/20/2050	6,018,142	5,430,306
3.00%, 7/20/2050	6,348,490	5,727,651
3.00%, 12/20/2050	4,015,576	3,621,482
3.00%, 8/20/2051	6,695,159	6,028,811
3.00%, 9/20/2051	3,840,451	3,457,925
3.00%, 12/20/2051	6,921,011	6,230,042
3.00%, 3/20/2052	1,927,936	1,735,080
3.00%, 4/20/2052	4,631,317	4,168,035
3.00%, 6/20/2052	123,880	111,488
3.50%, 12/20/2041	371,097	349,373
3.50%, 2/15/2042	204,291	192,420
3.50%, 3/15/2042	17,539	16,520
3.50%, 6/20/2042	202,874	191,000
3.50%, 10/20/2042	47,901	45,098
3.50%, 1/20/2043	878,123	826,729
3.50%, 4/15/2043	58,548	55,108
3.50%, 4/20/2043	211,723	199,331
3.50%, 7/20/2043	586,015	551,857
3.50%, 10/20/2043	99,038	93,265
3.50%, 11/20/2043	134,742	126,888
3.50%, 12/20/2043	39,266	36,977
3.50%, 1/15/2044	41,411	38,589
3.50%, 1/20/2044	79,693	75,047
3.50%, 3/20/2044	77,366	72,856
3.50%, 6/20/2044	3,016,029	2,835,912
3.50%, 9/20/2044	1,116,798	1,050,103
3.50%, 10/20/2044	134,689	126,645
3.50%, 12/20/2044	97,882	92,036
3.50%, 2/20/2045	74,624	70,168
3.50%, 3/20/2045	103,897	97,065
3.50%, 4/20/2045	551,172	514,874
3.50%, 5/20/2045	4,774	4,407
3.50%, 6/20/2045	512,619	478,909
3.50%, 9/20/2045	47,989	44,828
3.50%, 10/20/2045	2,155,107	2,013,383
3.50%, 11/20/2045	127,011	118,658
3.50%, 12/20/2045	65,857	61,526
3.50%, 1/20/2046	656,662	613,479
3.50%, 3/20/2046	426,083	398,063
3.50%, 4/20/2046	2,347,129	2,189,786
3.50%, 5/20/2046	399,030	372,280
3.50%, 6/20/2046	36,339	33,903
3.50%, 7/20/2046	48,421	45,175
3.50%, 8/20/2046	36,928	34,452
3.50%, 10/20/2046	228,194	212,897
3.50%, 11/20/2046	1,391,644	1,298,353
3.50%, 2/20/2047	1,033,010	963,761
3.50%, 3/20/2047	211,462	197,303
3.50%, 5/20/2047	311,765	290,889
3.50%, 6/20/2047	123,977	115,675
3.50%, 8/20/2047	184,516	172,161
3.50%, 9/20/2047	186,003	173,548
Security Description	Principal Amount	Value
3.50%, 10/20/2047	$156,555	$146,072
3.50%, 11/20/2047	628,007	585,956
3.50%, 12/20/2047	2,404,759	2,243,737
3.50%, 1/20/2048	2,893,689	2,699,929
3.50%, 2/20/2048	756,329	705,686
3.50%, 3/20/2048	1,278,579	1,192,965
3.50%, 4/20/2048	760,449	709,530
3.50%, 6/20/2048	446,753	416,839
3.50%, 2/20/2049	185,277	172,504
3.50%, 5/20/2049	124,868	115,852
3.50%, 7/20/2049	41,367	38,380
3.50%, 8/20/2049	37,976	35,234
3.50%, 9/20/2049	615,054	570,647
3.50%, 12/20/2049	259,250	240,532
3.50%, 3/20/2050	1,749,759	1,623,426
3.50%, 10/20/2050	1,102,381	1,022,789
3.50%, 2/20/2051	1,420,055	1,317,527
3.50%, 3/20/2051	274,542	254,720
3.50%, 6/20/2052	3,756,457	3,471,254
3.50%, 7/20/2052	2,547,851	2,354,213
3.50%, 10/20/2052	4,645,894	4,291,724
3.50%, 12/20/2052	5,126,023	4,736,442
4.00%, 4/15/2040	188,063	183,174
4.00%, 6/15/2040	10,931	10,647
4.00%, 7/15/2040	1,460	1,430
4.00%, 10/15/2040	10,447	10,176
4.00%, 11/15/2040	71,800	69,934
4.00%, 12/20/2040	114,624	111,620
4.00%, 8/15/2041	263,649	256,754
4.00%, 11/15/2041	38,087	37,091
4.00%, 3/20/2044	27,997	27,099
4.00%, 4/20/2044	143,836	139,221
4.00%, 6/20/2044	135,591	131,241
4.00%, 8/20/2044	144,581	139,942
4.00%, 9/20/2044	117,732	113,955
4.00%, 10/20/2044	169,118	163,692
4.00%, 12/20/2044	150,954	146,111
4.00%, 2/20/2045	108,667	105,181
4.00%, 5/15/2045	76,241	73,687
4.00%, 7/20/2045	689,315	667,007
4.00%, 8/20/2045	85,791	83,015
4.00%, 9/20/2045	1,596,098	1,544,444
4.00%, 10/20/2045	124,896	120,854
4.00%, 11/20/2045	522,835	505,915
4.00%, 1/20/2046	4,157	4,022
4.00%, 4/20/2046	76,009	73,549
4.00%, 5/20/2046	28,713	27,784
4.00%, 6/20/2046	10,175	9,814
4.00%, 9/20/2046	14,235	13,730
4.00%, 10/20/2046	54,051	52,133
4.00%, 2/20/2047	19,412	18,723
4.00%, 3/20/2047	214,916	207,291
4.00%, 4/20/2047	82,456	79,366
4.00%, 6/20/2047	598,823	576,381
4.00%, 7/20/2047	158,992	153,033

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/20/2047	$272,740	$262,519
4.00%, 9/20/2047	109,352	105,254
4.00%, 2/20/2048	787,932	758,403
4.00%, 3/20/2048	607,993	585,208
4.00%, 4/20/2048	2,125,280	2,045,607
4.00%, 6/20/2048	274,328	264,044
4.00%, 7/20/2048	175,867	169,274
4.00%, 8/20/2048	1,133,364	1,090,876
4.00%, 9/20/2048	298,583	287,390
4.00%, 5/20/2049	423,760	406,598
4.00%, 7/20/2049	1,789,813	1,717,325
4.00%, 5/20/2050	838,741	804,771
4.00%, 9/20/2052	3,510,355	3,347,426
4.00%, 10/20/2052	9,228,138	8,799,824
4.00%, 11/20/2052	5,056,697	4,821,996
4.50%, 3/15/2038	117	117
4.50%, 4/15/2039	1,115	1,117
4.50%, 6/15/2039	38,781	38,903
4.50%, 7/15/2039	30,383	30,477
4.50%, 2/15/2040	20,342	20,406
4.50%, 4/15/2040	143,160	143,511
4.50%, 5/20/2040	74,928	75,110
4.50%, 6/15/2040	83,778	83,983
4.50%, 8/15/2040	1,267	1,270
4.50%, 2/15/2041	14,998	15,033
4.50%, 3/15/2041	48,737	48,857
4.50%, 6/15/2041	40,727	40,821
4.50%, 9/20/2041	45,471	45,583
4.50%, 12/15/2041	23,313	23,367
4.50%, 1/15/2042	32,663	32,773
4.50%, 10/20/2043	26,331	26,253
4.50%, 4/20/2044	71,233	71,021
4.50%, 6/20/2044	60,369	60,189
4.50%, 11/20/2044	145,036	144,528
4.50%, 12/20/2044	46,768	46,604
4.50%, 7/20/2045	872,011	868,957
4.50%, 8/20/2045	73,015	72,760
4.50%, 9/20/2045	36,337	36,209
4.50%, 10/20/2045	135,288	134,814
4.50%, 4/20/2046	72,788	72,533
4.50%, 9/20/2047	54,118	53,707
4.50%, 11/20/2047	238,843	237,029
4.50%, 12/20/2047	205,997	204,432
4.50%, 1/20/2048	176,885	175,541
4.50%, 6/20/2048	432,001	428,044
4.50%, 7/20/2048	241,390	239,179
4.50%, 8/20/2048	713,593	707,057
4.50%, 9/20/2048	45,843	45,423
4.50%, 10/20/2048	352,266	349,040
4.50%, 12/20/2048	33,588	33,281
4.50%, 1/20/2049	707,034	700,558
4.50%, 7/20/2049	635,180	629,362
4.50%, 10/20/2052	3,633,104	3,566,670
4.50%, 12/20/2052	6,335,455	6,218,627
4.50%, 1/20/2053	5,306,702	5,208,024
Security Description	Principal Amount	Value
4.50%, 3/20/2053	$2,835,192	$2,782,033
4.50%, 6/20/2053	2,769,079	2,712,656
4.50%, 2/20/2054	2,337,937	2,286,498
5.00%, 12/15/2038	45,551	46,651
5.00%, 4/15/2039	91,832	94,090
5.00%, 5/15/2039	14,749	15,074
5.00%, 8/15/2041	342,452	350,704
5.00%, 11/20/2041	267,589	274,010
5.00%, 5/20/2044	48,438	49,600
5.00%, 11/20/2044	47,302	48,438
5.00%, 1/20/2048	234,485	239,043
5.00%, 5/20/2048	260,703	264,319
5.00%, 7/20/2048	33,166	33,626
5.00%, 9/20/2048	185,730	188,158
5.00%, 11/20/2048	178,462	180,795
5.00%, 1/20/2049	434,874	440,560
5.00%, 7/20/2049	82,129	83,268
5.00%, 1/20/2053	117,589	118,063
5.00%, 5/20/2053	8,965,859	8,998,240
5.00%, 7/20/2053	11,915,407	11,958,269
5.00%, 5/20/2054	2,717,321	2,715,936
5.00%, 7/20/2054	1,182,729	1,182,388
5.00%, 1/20/2055	7,567,969	7,552,883
5.50%, 6/15/2033	8,650	8,836
5.50%, 4/15/2037	538	560
5.50%, 6/15/2038	117,960	122,578
5.50%, 7/15/2038	54,754	57,246
5.50%, 8/15/2038	10,357	10,831
5.50%, 2/15/2039	15,214	15,913
5.50%, 5/20/2044	65,582	68,253
5.50%, 5/20/2053	4,355,984	4,427,330
5.50%, 7/20/2053	3,916,607	3,979,790
5.50%, 8/20/2053	4,546,346	4,619,127
5.50%, 5/20/2054	6,625,189	6,704,438
5.50%, 8/20/2054	4,054,534	4,101,550
5.50%, 9/20/2054	8,871,747	8,966,924
5.50%, 3/20/2055	5,940,860	6,002,521
6.00%, 11/15/2032	3,378	3,455
6.00%, 9/15/2034	7,485	7,632
6.00%, 10/15/2036	125	132
6.00%, 8/15/2037	7,002	7,427
6.00%, 1/15/2038	7,283	7,633
6.00%, 4/15/2038	21,848	23,273
6.00%, 6/15/2041	35,811	38,061
6.00%, 12/20/2052	1,316,128	1,354,358
6.00%, 1/20/2053	773,878	796,227
6.00%, 9/20/2053	2,346,294	2,405,030
6.00%, 2/20/2054	4,027,802	4,128,630
6.00%, 6/20/2054	3,301,708	3,372,885
6.00%, 9/20/2054	5,797,047	5,922,018
6.00%, 2/20/2055	3,659,062	3,729,770
6.00%, 3/20/2055	3,282,088	3,347,893
6.00%, 6/20/2055	7,988,399	8,143,538
6.50%, 7/15/2031	13,312	13,835
6.50%, 8/15/2031	1,734	1,765

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 1/20/2054	$2,110,662	$2,201,530
6.50%, 6/20/2054	4,843,719	5,012,330
6.50%, 3/20/2055	2,845,460	2,942,737
7.00%, 2/15/2028	257	259
7.00%, 6/15/2028	607	607
7.50%, 4/15/2027	635	635
7.50%, 7/15/2027	2,747	2,753
7.50%, 12/15/2027	611	613
7.50%, 10/15/2029	342	347
Government National Mortgage Association, TBA:
TBA, 2.00%, 1/20/2055 (d)	2,000,000	1,655,952
TBA, 2.50%, 1/20/2055 (d)	5,000,000	4,314,000
TBA, 3.00%, 1/20/2055 (d)	4,300,000	3,867,472
TBA, 3.50%, 1/20/2055 (d)	4,500,000	4,094,118
TBA, 4.00%, 1/20/2055 (d)	4,850,000	4,577,478
TBA, 4.50%, 1/20/2056 (d)	15,275,000	14,879,637
TBA, 5.00%, 1/20/2055 (d)	26,350,000	26,277,116
TBA, 5.50%, 1/20/2055 (d)	30,850,000	31,139,990
TBA, 6.00%, 1/20/2055 (d)	8,600,000	8,761,852
TBA, 6.50%, 1/20/2055 (d)	7,175,000	7,414,573
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	745,448
3.88%, 8/1/2030	660,000	662,567
4.25%, 9/15/2052	250,000	213,208
4.25%, 9/15/2065	200,000	164,140
4.63%, 9/15/2060	400,000	356,229
4.65%, 6/15/2035	200,000	204,530
4.88%, 5/15/2035	650,000	673,003
5.25%, 9/15/2039	1,986,000	2,101,939
5.25%, 2/1/2055	400,000	397,320
5.38%, 4/1/2056 (a)	200,000	202,058
7.13%, 5/1/2030	427,000	483,463
Series A, 2.88%, 2/1/2027	220,000	218,233
Series B, 4.70%, 7/15/2033	1,769,000	1,825,700
Uniform Mortgage-Backed Security, TBA:
3.50%, 2/1/2056	6,000,000	5,528,286
TBA, 2.00%, 1/1/2040 (d)	4,700,000	4,351,894
TBA, 2.00%, 1/1/2055 (d)	19,000,000	15,365,547
TBA, 2.50%, 1/1/2055 (d)	13,100,000	11,080,687
TBA, 3.00%, 1/1/2056 (d)	4,500,000	3,979,876
TBA, 4.00%, 1/1/2040 (d)	2,200,000	2,170,520
TBA, 4.50%, 1/1/2040 (d)	4,500,000	4,504,095
TBA, 4.50%, 1/1/2055 (d)	9,675,000	9,441,697
TBA, 5.00%, 1/1/2040 (d)	5,625,000	5,698,800
TBA, 5.00%, 1/1/2055 (d)	21,150,000	21,093,445
TBA, 5.50%, 1/1/2040 (d)	4,025,000	4,126,752
TBA, 5.50%, 1/1/2055 (d)	26,475,000	26,843,002
TBA, 6.00%, 1/1/2055 (d)	25,200,000	25,867,044
TBA, 6.50%, 1/1/2055 (d)	7,350,000	7,639,149
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,483,663,532)		2,336,970,845
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$9,710,800	$6,170,910
1.13%, 8/15/2040	13,150,000	8,270,117
1.38%, 11/15/2040	16,092,200	10,459,930
1.38%, 8/15/2050	10,901,200	5,372,248
1.63%, 11/15/2050	10,575,600	5,563,757
1.75%, 8/15/2041	24,404,400	16,492,036
1.88%, 2/15/2041	19,924,300	13,934,557
1.88%, 2/15/2051	19,956,000	11,172,242
1.88%, 11/15/2051	22,142,800	12,265,035
2.00%, 11/15/2041	18,054,300	12,618,263
2.00%, 2/15/2050	10,921,900	6,414,910
2.00%, 8/15/2051	20,427,100	11,726,432
2.25%, 5/15/2041	26,395,400	19,437,738
2.25%, 8/15/2049	6,500,000	4,084,844
2.25%, 2/15/2052	19,240,900	11,697,866
2.38%, 2/15/2042	14,500,000	10,686,953
2.38%, 5/15/2051	19,722,600	12,452,973
2.50%, 2/15/2045	3,699,000	2,622,244
2.50%, 2/15/2046	3,431,800	2,392,072
2.50%, 5/15/2046	7,000,000	4,861,719
2.75%, 11/15/2042	15,348,400	11,806,277
2.75%, 11/15/2047	6,613,400	4,715,148
2.88%, 5/15/2043	1,600,000	1,243,250
2.88%, 8/15/2045	3,490,000	2,621,317
2.88%, 11/15/2046 (a)	4,864,700	3,596,077
2.88%, 5/15/2049	12,792,200	9,194,394
2.88%, 5/15/2052	16,315,500	11,423,399
3.00%, 11/15/2045	2,920,200	2,233,497
3.00%, 2/15/2047	8,127,300	6,125,952
3.00%, 5/15/2047	10,599,900	7,968,144
3.00%, 2/15/2048	5,774,900	4,303,203
3.00%, 8/15/2048	16,025,000	11,886,043
3.00%, 2/15/2049	16,236,100	11,981,734
3.00%, 8/15/2052	17,668,000	12,676,790
3.13%, 2/15/2043	1,279,400	1,036,114
3.13%, 8/15/2044	7,078,000	5,610,421
3.13%, 5/15/2048	17,900,000	13,617,984
3.25%, 5/15/2042	24,997,000	20,880,307
3.38%, 8/15/2042	25,745,000	21,782,684
3.38%, 5/15/2044	2,767,500	2,287,079
3.38%, 11/15/2048	7,720,200	6,117,052
3.63%, 2/15/2053	18,105,000	14,684,852
3.63%, 5/15/2053	18,535,000	15,019,142
3.75%, 11/15/2043	3,790,600	3,325,659
3.88%, 2/15/2043	33,996,000	30,633,583
3.88%, 5/15/2043	22,176,000	19,920,285
4.00%, 11/15/2042	19,706,000	18,086,413
4.00%, 11/15/2052 (a)	16,396,000	14,244,025
4.13%, 8/15/2044	24,963,200	22,946,641
4.13%, 8/15/2053	18,458,000	16,369,939
4.25%, 11/15/2040	975,000	941,789
4.25%, 2/15/2054	22,639,000	20,505,982

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/15/2054	$22,000,000	$19,934,063
4.38%, 5/15/2040	5,700,000	5,609,156
4.38%, 8/15/2043	16,574,000	15,851,477
4.50%, 2/15/2044	18,315,200	17,745,712
4.50%, 11/15/2054	19,630,000	18,553,417
4.63%, 2/15/2040	5,670,000	5,736,445
4.63%, 5/15/2044	17,216,700	16,928,858
4.63%, 11/15/2044	14,514,100	14,241,961
4.63%, 11/15/2045	9,000,000	8,805,938
4.63%, 5/15/2054	24,020,000	23,175,547
4.63%, 2/15/2055	32,000,000	30,890,000
4.63%, 11/15/2055	19,000,000	18,343,906
4.75%, 2/15/2037	546,000	572,020
4.75%, 11/15/2043	20,496,100	20,524,923
4.75%, 2/15/2045	17,615,000	17,546,191
4.75%, 11/15/2053	25,250,000	24,827,852
4.75%, 5/15/2055	26,017,000	25,622,680
4.75%, 8/15/2055	21,350,000	21,036,422
4.88%, 8/15/2045	16,600,000	16,784,156
5.00%, 5/15/2045	20,500,000	21,073,359
5.25%, 2/15/2029	250,000	262,402
5.50%, 8/15/2028	452,000	473,188
U.S. Treasury Notes:
0.38%, 9/30/2027	18,950,000	17,961,047
0.50%, 4/30/2027 (a)	8,322,000	8,001,798
0.50%, 5/31/2027	3,500,000	3,356,855
0.50%, 6/30/2027	15,750,000	15,070,166
0.50%, 8/31/2027	925,000	880,773
0.50%, 10/31/2027	9,100,000	8,622,605
0.63%, 12/31/2027	3,900,000	3,686,871
0.63%, 8/15/2030	16,407,000	14,277,935
0.75%, 1/31/2028	20,225,000	19,122,105
1.13%, 2/28/2027	9,225,000	8,975,997
1.13%, 2/29/2028	12,350,000	11,746,008
1.13%, 8/31/2028 (a)	35,386,500	33,241,193
1.13%, 2/15/2031	24,236,000	21,339,041
1.25%, 3/31/2028	20,200,000	19,226,297
1.25%, 4/30/2028	14,136,000	13,429,200
1.25%, 5/31/2028	7,750,000	7,347,969
1.25%, 6/30/2028	14,733,000	13,943,403
1.25%, 9/30/2028	11,838,100	11,136,138
1.25%, 8/15/2031	26,700,000	23,266,547
1.38%, 10/31/2028	1,000,000	942,109
1.38%, 12/31/2028	2,350,000	2,206,063
1.38%, 11/15/2031 (a)	11,000,000	9,583,750
1.50%, 1/31/2027	15,900,000	15,560,883
1.50%, 11/30/2028	560,000	528,500
1.50%, 2/15/2030	5,000,000	4,592,578
1.63%, 8/15/2029	11,926,600	11,134,599
1.63%, 5/15/2031	26,006,000	23,301,782
1.75%, 1/31/2029	20,521,200	19,443,837
1.88%, 2/28/2027	22,052,000	21,642,832
1.88%, 2/28/2029	18,000,000	17,095,781
1.88%, 2/15/2032	28,400,800	25,338,839
2.25%, 2/15/2027	2,400,000	2,366,438
Security Description	Principal Amount	Value
2.25%, 8/15/2027	$8,174,800	$8,015,775
2.25%, 11/15/2027	19,086,700	18,662,468
2.38%, 5/15/2027	14,780,000	14,555,413
2.38%, 3/31/2029	12,512,000	12,055,508
2.38%, 5/15/2029	8,352,800	8,032,392
2.50%, 3/31/2027	15,900,000	15,704,355
2.63%, 5/31/2027 (a)	13,709,000	13,544,064
2.63%, 2/15/2029	5,620,000	5,464,133
2.63%, 7/31/2029	22,435,800	21,701,378
2.75%, 4/30/2027	17,200,000	17,032,031
2.75%, 7/31/2027 (a)	17,601,600	17,402,894
2.75%, 2/15/2028	3,586,000	3,531,930
2.75%, 5/31/2029	18,451,300	17,956,863
2.75%, 8/15/2032 (a)	28,405,000	26,487,662
2.88%, 5/15/2028	1,020,000	1,005,497
2.88%, 8/15/2028 (a)	1,322,100	1,300,926
2.88%, 5/15/2032	28,023,500	26,429,663
3.13%, 8/31/2027	22,225,000	22,096,512
3.13%, 11/15/2028	7,243,000	7,161,516
3.13%, 8/31/2029 (a)	9,549,400	9,388,254
3.25%, 6/30/2027	17,500,000	17,439,844
3.25%, 6/30/2029	9,922,700	9,810,294
3.38%, 9/15/2027 (a)	15,784,300	15,755,938
3.38%, 11/30/2027	23,000,000	22,955,977
3.38%, 9/15/2028	45,584,600	45,402,974
3.38%, 5/15/2033	28,062,000	26,992,136
3.50%, 9/30/2027	38,300,000	38,310,473
3.50%, 10/31/2027	11,900,000	11,903,254
3.50%, 1/31/2028	25,320,000	25,323,956
3.50%, 4/30/2028	21,900,000	21,896,578
3.50%, 10/15/2028 (a)	25,600,000	25,576,000
3.50%, 11/15/2028	6,000,000	5,993,438
3.50%, 12/15/2028	80,000,000	79,912,500
3.50%, 9/30/2029	20,006,500	19,917,409
3.50%, 1/31/2030	10,100,000	10,043,188
3.50%, 4/30/2030	14,525,000	14,421,736
3.50%, 11/30/2030	19,000,000	18,814,453
3.50%, 2/15/2033 (a)	27,921,000	27,144,447
3.63%, 8/31/2027	5,400,000	5,411,813
3.63%, 3/31/2028	10,543,000	10,571,829
3.63%, 5/31/2028	16,250,000	16,293,164
3.63%, 8/15/2028	12,550,000	12,582,356
3.63%, 8/31/2029	30,398,100	30,398,100
3.63%, 3/31/2030	10,310,000	10,291,474
3.63%, 8/31/2030	14,250,000	14,201,016
3.63%, 9/30/2030	24,720,000	24,629,231
3.63%, 10/31/2030	26,800,000	26,693,219
3.63%, 9/30/2031	13,450,000	13,319,703
3.75%, 4/30/2027	19,300,000	19,360,313
3.75%, 6/30/2027	42,214,000	42,375,601
3.75%, 8/15/2027 (a)	18,100,000	18,176,359
3.75%, 4/15/2028	20,000,000	20,104,688
3.75%, 5/15/2028	8,802,900	8,851,041
3.75%, 12/31/2028	5,500,000	5,531,367
3.75%, 5/31/2030	18,798,000	18,846,464

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 6/30/2030	$15,468,600	$15,508,480
3.75%, 12/31/2030 (a)	31,128,400	31,152,719
3.75%, 8/31/2031	11,000,000	10,966,484
3.75%, 10/31/2032	18,000,000	17,811,563
3.75%, 11/30/2032	14,000,000	13,846,875
3.88%, 3/31/2027	47,000,000	47,203,789
3.88%, 5/31/2027	18,200,000	18,293,133
3.88%, 7/31/2027	28,362,700	28,528,888
3.88%, 10/15/2027	13,156,200	13,245,107
3.88%, 11/30/2027	19,870,700	20,011,968
3.88%, 12/31/2027	22,300,000	22,467,250
3.88%, 3/15/2028	18,750,000	18,900,879
3.88%, 6/15/2028	6,000,000	6,051,094
3.88%, 7/15/2028	8,825,800	8,900,957
3.88%, 9/30/2029	15,514,300	15,646,414
3.88%, 11/30/2029	17,015,000	17,157,235
3.88%, 12/31/2029	19,548,000	19,714,464
3.88%, 4/30/2030 (a)	22,872,400	23,054,664
3.88%, 6/30/2030	23,341,200	23,519,906
3.88%, 7/31/2030 (a)	29,351,200	29,571,334
3.88%, 8/31/2032	20,410,700	20,366,052
3.88%, 9/30/2032	13,000,000	12,967,500
3.88%, 8/15/2033	31,907,000	31,662,712
3.88%, 8/15/2034	34,800,000	34,283,437
4.00%, 1/15/2027	14,094,700	14,162,421
4.00%, 12/15/2027 (a)	20,600,000	20,801,172
4.00%, 2/29/2028	31,625,000	31,953,604
4.00%, 6/30/2028	16,697,400	16,891,768
4.00%, 1/31/2029	5,728,900	5,802,302
4.00%, 7/31/2029	12,212,400	12,371,734
4.00%, 10/31/2029	17,226,300	17,453,741
4.00%, 2/28/2030 (a)	24,150,000	24,459,422
4.00%, 3/31/2030	16,200,000	16,408,828
4.00%, 5/31/2030	6,520,000	6,603,538
4.00%, 7/31/2030	18,870,500	19,112,278
4.00%, 1/31/2031	21,170,000	21,419,740
4.00%, 4/30/2032	13,051,700	13,141,430
4.00%, 6/30/2032	11,850,000	11,924,988
4.00%, 7/31/2032	14,730,600	14,815,761
4.00%, 2/15/2034	37,025,000	36,932,437
4.00%, 11/15/2035	26,200,000	25,843,844
4.13%, 1/31/2027	21,500,000	21,636,895
4.13%, 2/15/2027	17,963,300	18,079,781
4.13%, 2/28/2027	30,000,000	30,200,391
4.13%, 9/30/2027	18,850,000	19,052,490
4.13%, 10/31/2027	17,060,800	17,250,068
4.13%, 11/15/2027	9,450,000	9,558,158
4.13%, 7/31/2028	19,550,000	19,841,723
4.13%, 3/31/2029	9,167,600	9,321,587
4.13%, 10/31/2029	25,137,200	25,569,246
4.13%, 11/30/2029	19,298,200	19,632,903
4.13%, 8/31/2030	17,412,000	17,719,431
4.13%, 3/31/2031	29,635,000	30,146,667
4.13%, 7/31/2031 (a)	42,496,700	43,193,911
4.13%, 10/31/2031	15,257,700	15,497,294
Security Description	Principal Amount	Value
4.13%, 11/30/2031	$16,330,100	$16,581,431
4.13%, 2/29/2032	10,717,100	10,871,996
4.13%, 3/31/2032	12,000,000	12,169,688
4.13%, 5/31/2032	10,000,000	10,135,156
4.13%, 11/15/2032	15,074,000	15,253,004
4.25%, 3/15/2027	21,200,000	21,378,047
4.25%, 1/15/2028	19,000,000	19,280,547
4.25%, 2/15/2028	20,000,000	20,306,250
4.25%, 2/28/2029	18,550,000	18,926,797
4.25%, 6/30/2029 (a)	24,017,300	24,527,668
4.25%, 1/31/2030	22,450,000	22,951,617
4.25%, 2/28/2031	19,750,000	20,208,262
4.25%, 6/30/2031	8,882,700	9,086,725
4.25%, 11/15/2034	36,489,800	36,906,012
4.25%, 5/15/2035	36,200,000	36,528,062
4.25%, 8/15/2035	43,925,000	44,275,027
4.38%, 7/15/2027	49,700,000	50,360,078
4.38%, 8/31/2028	21,450,000	21,904,137
4.38%, 11/30/2028	41,744,200	42,689,967
4.38%, 12/31/2029	9,200,000	9,446,531
4.38%, 11/30/2030	4,000,000	4,115,938
4.38%, 1/31/2032	15,649,800	16,091,173
4.38%, 5/15/2034 (a)	32,030,000	32,760,684
4.50%, 4/15/2027	18,479,800	18,706,466
4.50%, 5/15/2027	18,150,000	18,389,637
4.50%, 5/31/2029	13,408,300	13,794,836
4.50%, 12/31/2031	15,000,000	15,529,688
4.50%, 11/15/2033	29,921,600	30,912,753
4.63%, 6/15/2027	16,700,000	16,967,461
4.63%, 9/30/2028	21,128,300	21,725,835
4.63%, 4/30/2029	11,050,000	11,409,125
4.63%, 9/30/2030	19,800,000	20,579,625
4.63%, 4/30/2031	11,000,000	11,452,031
4.63%, 5/31/2031	44,851,800	46,694,929
4.63%, 2/15/2035 (a)	36,550,000	37,966,312
4.88%, 10/31/2028 (a)	23,250,000	24,074,648
4.88%, 10/31/2030	19,859,000	20,865,913
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,390,329,009)		4,227,629,714
MUNICIPAL BONDS & NOTES — 0.4%
ARIZONA — 0.0% *
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	196,526
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	487,694
Series F-2, 6.26%, 4/1/2049	235,000	247,907
Series S1, 7.04%, 4/1/2050	280,000	319,718

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	$175,000	$114,665
Series B, 2.94%, 11/1/2052	625,000	417,793
Series B, 2.98%, 11/1/2051	285,000	190,311
Series B, 3.90%, 11/1/2047	100,000	82,352
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty, Inc., 4.24%, 5/15/2048 (e)	250,000	216,175
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	213,353
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	236,596
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	196,868
Golden State Tobacco Securitization Corp. Revenue, CA:
Series A, 3.12%, 6/1/2038	215,000	180,820
Series A-1, 4.21%, 6/1/2050	200,000	146,253
Los Angeles Department of Water & Power Revenue, CA:
Series C, 5.00%, 7/1/2030	315,000	342,794
6.57%, 7/1/2045	150,000	161,268
6.60%, 7/1/2050	280,000	301,225
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	116,854
Series N, 3.26%, 5/15/2060	150,000	97,244
Series N, 3.71%, 5/15/2120	150,000	94,575
Series H, 6.55%, 5/15/2048	310,000	331,134
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	332,951
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	287,914
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty, Inc., 3.49%, 1/15/2050 (e)	200,000	153,094
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	304,246
2.50%, 10/1/2029	200,000	191,180
Series A, 3.05%, 4/1/2029	265,000	259,988
3.50%, 4/1/2028	400,000	399,055
4.35%, 11/1/2032	1,000,000	1,008,955
4.50%, 4/1/2033	240,000	241,130
4.60%, 4/1/2038	540,000	549,883
5.13%, 3/1/2038	100,000	101,567
5.75%, 10/1/2031	500,000	544,508
Security Description	Principal Amount	Value
5.88%, 10/1/2041	$1,000,000	$1,045,847
7.35%, 11/1/2039	370,000	432,430
7.50%, 4/1/2034	320,000	373,331
7.55%, 4/1/2039	302,000	366,500
7.63%, 3/1/2040	160,000	192,901
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	390,000	377,461
Series BG, 1.61%, 5/15/2030	390,000	354,294
Series BD, 3.35%, 7/1/2029	680,000	670,765
Series AQ, 4.77%, 5/15/2115	75,000	60,963
Series AD, 4.86%, 5/15/2112	650,000	539,401
		13,283,963
COLORADO — 0.0% *
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	50,398
FLORIDA — 0.0% *
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	292,217
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	578,377
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	154,789
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	664,505
Series A, 2.15%, 7/1/2030	150,000	138,016
Series A, 5.53%, 7/1/2034	500,000	525,721
		2,353,625
GEORGIA — 0.0% *
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	213,186
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	162,000	175,194
6.66%, 4/1/2057	207,000	225,575
Series A, 7.06%, 4/1/2057	404,000	453,171
		1,067,126
IDAHO — 0.0% *
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	60,474
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	310,000	271,675
Series B, 6.40%, 1/1/2040	400,000	444,550

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	$321,138	$360,473
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	154,589	163,586
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	347,467
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	316,558
Series B, 3.59%, 1/1/2043	275,000	236,561
Series B, 3.82%, 1/1/2048	100,000	80,485
Series A, 4.64%, 1/1/2040	95,000	92,909
Series A, 4.79%, 1/1/2048	100,000	92,213
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	959,804	983,674
7.35%, 7/1/2035	650,000	707,819
		4,097,970
INDIANA — 0.0% *
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	91,066
KANSAS — 0.0% *
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (e)	100,000	71,472
Series H, 4.93%, 4/15/2045	90,000	88,942
		160,414
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 4.48%, 8/1/2039	265,000	258,928
Series A1, 5.05%, 12/1/2034	250,000	258,633
		517,561
MARYLAND — 0.0% *
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	285,529
Series D, 3.20%, 7/1/2050	276,000	186,850
		472,379
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% *
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	$125,000	$130,482
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	51,561
4.91%, 5/1/2029	135,000	137,094
5.46%, 12/1/2039	410,000	418,965
		738,102
MICHIGAN — 0.0% *
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	118,359
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	178,815
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,842
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	459,151
Series B, 2.56%, 4/1/2050	500,000	314,197
Series C, 3.60%, 4/1/2047	395,000	330,926
		1,428,290
MINNESOTA — 0.0% *
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	221,397
MISSISSIPPI — 0.0% *
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	102,842
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	207,735
NEBRASKA — 0.0% *
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	104,274
NEVADA — 0.0% *
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	127,531
NEW HAMPSHIRE — 0.0% *
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	145,473

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 0.0% *
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (e)	$553,000	$577,553
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	264,950
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	391,414
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	147,449
Series P, 3.92%, 5/1/2119	250,000	165,352
Series H, 5.67%, 5/1/2040	205,000	211,543
		1,758,261
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	200,000	188,162
Series D-1, 5.11%, 10/1/2054	160,000	149,720
Series B-2, 5.26%, 10/1/2052	220,000	211,227
5.52%, 10/1/2037	325,000	330,583
Series B-1, 5.83%, 10/1/2053	285,000	293,304
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	27,698
6.67%, 11/15/2039	295,000	321,165
Series E, 6.81%, 11/15/2040	50,000	55,803
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	155,691
Series GG, 5.72%, 6/15/2042	215,000	216,252
Series AA-2, 5.75%, 6/15/2041	195,000	196,844
Series EE, 6.01%, 6/15/2042	300,000	310,676
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	138,158
Series F, 5.63%, 3/15/2039	200,000	205,571
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	169,789
3.18%, 7/15/2060	395,000	253,962
Series 215, 3.29%, 8/1/2069	700,000	444,400
Series 210, 4.03%, 9/1/2048	410,000	341,522
Series 201, 4.23%, 10/15/2057	125,000	102,228
4.46%, 10/1/2062	100,000	83,793
Series 192, 4.81%, 10/15/2065	150,000	134,313
4.93%, 10/1/2051	220,000	204,889
Security Description	Principal Amount	Value
5.65%, 11/1/2040	$575,000	$612,626
		5,148,376
NORTH CAROLINA — 0.0% *
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	85,698
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	52,622
Series B, 8.08%, 2/15/2050	215,000	270,313
JobsOhio Beverage System Revenue, OH Series B, 3.99%, 1/1/2029	210,000	210,902
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	350,378
		884,215
OKLAHOMA — 0.0% *
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	96,418
Series A-2, 4.85%, 2/1/2045	100,000	98,000
Series A-3, 5.09%, 2/1/2052	155,000	150,462
		344,880
OREGON — 0.0% *
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (e)	85,968	87,926
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	238,821
		326,747
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	193,577
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	194,077
Series D, 2.84%, 9/1/2050	250,000	168,796
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	323,449
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	106,000	108,062
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	125,077
		1,113,038

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	$50,000	$31,122
Series A, 3.35%, 8/15/2047	275,000	208,668
Series C, 4.79%, 8/15/2046	200,000	189,498
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	602,433
Series A, 6.29%, 3/1/2032	70,000	74,437
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	140,237
Series A, 5.47%, 2/1/2045	355,000	356,526
Series A, 5.57%, 2/1/2050	500,000	496,761
Series C, 5.99%, 2/1/2039	530,000	568,832
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	119,961
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	249,634
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	253,423
Series C, 2.92%, 11/1/2050	40,000	27,999
Series A, 2.99%, 11/1/2038	310,000	267,351
Series C, 3.09%, 11/1/2040	305,000	248,738
Series A, 3.14%, 11/1/2045	100,000	76,493
Series A, 4.51%, 11/1/2051	300,000	258,660
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	280,528
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	82,459
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	130,826
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	190,393
5.52%, 4/1/2039	309,312	316,976
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	168,825
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	370,000	295,985
		5,636,765
Security Description	Principal Amount	Value
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	$190,000	$111,042
Series A, 3.23%, 9/1/2119	360,000	205,636
		316,678
WISCONSIN — 0.0% *
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	452,633
TOTAL MUNICIPAL BONDS & NOTES (Cost $45,338,086)		41,494,437
MORTGAGE-BACKED SECURITIES — 0.7%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	197,456
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	294,313	289,660
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	252,561	249,593
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	389,331
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	286,682
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	401,789
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	480,769
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	47,222
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	947,262
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	559,550
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	267,641
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	885,100
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	500,000	457,206
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	894,648

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	$750,000	$683,521
Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (c)	1,000,000	1,064,809
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	487,144
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	477,469
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	670,606
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	453,480
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	632,826
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	242,480
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	125,932
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	169,550
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,408,462
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	496,812	454,264
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	689,028
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	348,461
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	299,234
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	949,041
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	337,645
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	373,962
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	325,248
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	441,497
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	442,757
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	536,888
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	584,344
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	448,418
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	895,579
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	261,251
Security Description	Principal Amount	Value
Series 2024-V5, Class A3, 5.81%, 1/10/2057	$234,375	$243,916
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	371,705
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,037,892
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	839,502
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (c)	315,000	331,030
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,425,656
Citigroup Commercial Mortgage Trust:
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	493,141
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	707,065
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	280,374
COMM Mortgage Trust:
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	201,857
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	641,976
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	980,106
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	472,514
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	492,110
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	489,732
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	497,980
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	498,949
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	942,705
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,993,306

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	$1,000,000	$903,349
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	350,000	350,729
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,983,971
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	493,103
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	151,690
Series K-160, Class A2, 4.50%, 8/25/2033 (c)	1,000,000	1,008,030
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	1,425,000	1,472,095
Series K508, Class A2, 4.74%, 8/25/2028 (c)	1,500,000	1,529,701
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,439,644
Series K512, Class A2, 5.00%, 11/25/2028	249,946	256,757
Series K513, Class A2, 4.72%, 12/25/2028 (c)	875,000	893,625
Series K518, Class A2, 5.40%, 1/25/2029	750,000	779,435
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	1,013,374
GS Mortgage Securities Trust:
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	494,881
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	493,851
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	951,192
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	791,295
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	493,296
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	557,647
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	740,451
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	740,796
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	476,375
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	452,156
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	446,302
Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	$325,000	$320,500
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	496,220
Series 2018-C14, Class A3, 4.18%, 12/15/2051	723,941	722,307
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	298,153
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	294,253	287,955
Wells Fargo Commercial Mortgage Trust:
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	494,418
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	295,841
Series 2017-C42, Class A3, 3.33%, 12/15/2050	319,478	315,398
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	499,319
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	795,307
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	171,314
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	949,034
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	764,110
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	137,910
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	632,852
TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,904,213)		60,193,704
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	50,000	47,415
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,122,967
Series 2025-BNK51, Class A5, 5.29%, 12/25/2067	400,000	411,953
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	865,613	910,566
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	231,744

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	$800,000	$832,433
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	964,461	996,203
Series 2025-5YR18, Class A3, 5.15%, 12/15/2058	500,000	514,080
Bank5 Trust Series 2025-5YR13, Class A3, VRN, 5.75%, 1/15/2058	383,333	401,945
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	49,920
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	500,000	553,489
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	173,705
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	315,918
Series 2025-C32, Class A5, 5.72%, 2/15/2062	166,667	177,332
Series 2025-C39, Class A5, 5.30%, 12/15/2058	1,000,000	1,032,442
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (c)	400,000	420,282
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	560,510	555,981
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	1,000,000	1,054,529
Series 2025-V15, Class A3, 5.80%, 6/15/2058	800,000	842,353
Series 2025-V19, Class A3, VRN, 5.25%, 1/15/2058 (c)	81,818	84,524
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,612,057
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	530,838
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	250,658
Series 2025-C11, Class A5, 5.69%, 2/15/2058	1,000,000	1,056,234
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	175,000	182,213
Series 2025-C12, Class A5, VRN, 5.87%, 6/15/2058 (c)	327,273	350,181
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	146,955
Security Description	Principal Amount	Value
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	$388,889	$419,387
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	35,129
Wells Fargo Commercial Mortgage Trust:
Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	93,880
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	1,000,000	1,058,915
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $17,043,297)		17,466,228
	Shares
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	353,835,915	353,835,915
State Street Navigator Securities Lending Portfolio II (h) (i)	187,218,790	187,218,790
TOTAL SHORT-TERM INVESTMENTS (Cost $541,054,705)		541,054,705
TOTAL INVESTMENTS — 105.0% (Cost $10,131,804,586)		9,762,166,670
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(461,186,784)
NET ASSETS — 100.0%		$9,300,979,886
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(d)	Security, or a portion of the security has been designated as collateral for TBA securities.
(e)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	0.0% *
Assured Guaranty, Inc.	0.0% *
Build America Mutual Assurance Corp.	0.0% *
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,225,360,454	$—	$2,225,360,454
Asset-Backed Securities	—	34,359,850	—	34,359,850
Foreign Government Obligations	—	277,636,733	—	277,636,733
U.S. Government Agency Obligations	—	2,336,970,845	—	2,336,970,845
U.S. Treasury Obligations	—	4,227,629,714	—	4,227,629,714
Municipal Bonds & Notes	—	41,494,437	—	41,494,437
Mortgage-Backed Securities	—	60,193,704	—	60,193,704
Commercial Mortgage Backed Securities	—	17,466,228	—	17,466,228
Short-Term Investments	541,054,705	—	—	541,054,705
TOTAL INVESTMENTS	$541,054,705	$9,221,111,965	$—	$9,762,166,670

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	259,816,877	$259,816,877	$849,518,833	$755,499,795	$—	$—	353,835,915	$353,835,915	$3,700,895
State Street Navigator Securities Lending Portfolio II	201,362,794	201,362,794	920,942,748	935,086,752	—	—	187,218,790	187,218,790	291,807
Total		$461,179,671	$1,770,461,581	$1,690,586,547	$—	$—		$541,054,705	$3,992,702
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc. 5.38%, 6/15/2033	$883,000	$895,071
Omnicom Group, Inc.:
2.60%, 8/1/2031 (a)	1,812,000	1,644,499
4.20%, 6/1/2030	1,913,000	1,897,562
4.75%, 3/30/2030 (b)	200,000	202,226
5.30%, 11/1/2034 (a)	858,000	875,606
		5,514,964
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.70%, 2/1/2027 (a)	1,965,000	1,936,547
2.80%, 3/1/2027	1,890,000	1,860,327
2.95%, 2/1/2030	3,813,000	3,613,428
3.20%, 3/1/2029	1,999,821	1,938,786
3.25%, 2/1/2028	2,190,000	2,153,033
3.25%, 3/1/2028	1,851,000	1,816,331
3.25%, 2/1/2035	690,000	604,130
3.45%, 11/1/2028	1,449,000	1,418,571
3.60%, 5/1/2034 (a)	1,293,630	1,175,936
3.63%, 2/1/2031	2,803,000	2,693,487
5.04%, 5/1/2027	4,433,000	4,478,261
5.15%, 5/1/2030	8,684,000	8,923,157
6.13%, 2/15/2033	1,572,000	1,698,923
6.26%, 5/1/2027	1,901,000	1,950,806
6.30%, 5/1/2029	2,872,000	3,050,380
6.39%, 5/1/2031	1,934,000	2,098,351
6.53%, 5/1/2034 (a)	4,755,000	5,260,266
Embraer Netherlands Finance BV 5.98%, 2/11/2035 (a)	1,053,000	1,116,949
GE Capital Funding LLC 4.55%, 5/15/2032	1,283,000	1,296,164
General Dynamics Corp.:
2.25%, 6/1/2031	1,489,000	1,353,248
2.63%, 11/15/2027 (a)	1,840,000	1,808,297
3.63%, 4/1/2030	1,943,000	1,907,560
3.75%, 5/15/2028 (a)	1,791,000	1,794,546
4.95%, 8/15/2035	1,660,000	1,693,150
General Electric Co.:
3.45%, 5/1/2027	500	495
4.30%, 7/29/2030	3,657,000	3,687,463
Series MTN, 6.75%, 3/15/2032 (a)	2,748,000	3,112,165
HEICO Corp.:
5.25%, 8/1/2028	1,221,000	1,255,335
5.35%, 8/1/2033	1,491,000	1,545,064
Hexcel Corp.:
4.20%, 2/15/2027	1,957,000	1,949,681
5.88%, 2/26/2035	1,395,000	1,460,997
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	1,405,000	1,362,892
4.55%, 11/15/2032	1,033,000	1,037,710
Security Description	Principal Amount	Value
4.85%, 10/15/2031	$1,494,000	$1,533,247
6.75%, 1/15/2028	1,504,000	1,583,171
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,561
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,862,000	1,643,997
2.90%, 12/15/2029	616,000	585,089
4.40%, 6/15/2028	7,246,000	7,301,356
4.85%, 4/27/2035	60,000	59,891
5.05%, 6/1/2029	1,814,000	1,863,305
5.25%, 6/1/2031	1,350,000	1,404,594
5.35%, 6/1/2034	1,432,000	1,481,748
5.40%, 1/15/2027	2,243,000	2,275,254
5.40%, 7/31/2033	2,762,000	2,877,258
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,562,000	1,415,625
3.90%, 6/15/2032 (a)	1,307,000	1,280,220
4.15%, 8/15/2028	1,864,000	1,875,892
4.40%, 8/15/2030	5,035,000	5,083,940
4.45%, 5/15/2028	2,596,000	2,628,138
4.50%, 2/15/2029	1,824,000	1,852,436
4.70%, 12/15/2031	1,573,000	1,611,900
4.75%, 2/15/2034	1,929,000	1,954,771
4.80%, 8/15/2034	976,000	985,506
5.00%, 8/15/2035	1,404,000	1,431,181
5.25%, 1/15/2033	2,005,000	2,106,653
Northrop Grumman Corp.:
3.20%, 2/1/2027	3,419,000	3,395,272
3.25%, 1/15/2028	3,061,000	3,020,350
4.40%, 5/1/2030	1,367,000	1,378,319
4.60%, 2/1/2029	1,290,000	1,309,905
4.65%, 7/15/2030	1,261,000	1,283,648
4.70%, 3/15/2033	922,000	930,713
4.90%, 6/1/2034 (a)	1,323,000	1,340,980
5.25%, 7/15/2035 (a)	918,000	950,433
7.75%, 2/15/2031	438,000	505,794
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,314
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	49,734
RTX Corp.:
1.90%, 9/1/2031	4,080,000	3,581,220
2.25%, 7/1/2030	1,587,000	1,461,786
2.38%, 3/15/2032	1,886,000	1,679,747
3.13%, 5/4/2027	1,902,000	1,882,105
3.50%, 3/15/2027	2,511,000	2,498,445
4.13%, 11/16/2028	5,913,000	5,931,922
5.15%, 2/27/2033	1,875,000	1,941,131
5.40%, 5/1/2035	1,748,000	1,837,707
5.75%, 1/15/2029	1,874,000	1,960,054
6.00%, 3/15/2031	1,671,000	1,800,068
6.10%, 3/15/2034	2,783,000	3,047,135
7.20%, 8/15/2027 (a)	15,000	15,759

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 9/15/2029	$1,872,000	$2,084,172
		161,799,882
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.45%, 2/4/2032	2,432,000	2,151,688
3.40%, 5/6/2030	1,698,000	1,634,919
4.50%, 8/6/2030 (a)	1,130,000	1,137,729
4.80%, 2/14/2029	1,785,000	1,815,702
4.88%, 2/4/2028	1,783,000	1,812,740
5.25%, 8/6/2035	1,665,000	1,685,213
5.63%, 2/6/2035	1,416,000	1,472,130
6.20%, 11/1/2028	1,737,000	1,832,778
6.88%, 11/1/2033 (a)	1,712,000	1,933,790
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,653,000	1,518,611
3.25%, 3/27/2030	1,649,000	1,593,000
4.50%, 8/15/2033	943,000	943,443
5.94%, 10/1/2032	1,703,000	1,854,976
BAT Capital Corp.:
2.26%, 3/25/2028	3,149,000	3,030,692
2.73%, 3/25/2031	1,482,000	1,365,930
3.46%, 9/6/2029	1,719,000	1,673,859
3.56%, 8/15/2027	4,295,000	4,261,843
4.63%, 3/22/2033	1,693,000	1,681,335
4.70%, 4/2/2027	1,536,000	1,545,723
4.74%, 3/16/2032	1,941,000	1,957,945
4.91%, 4/2/2030	1,903,000	1,942,944
5.35%, 8/15/2032	2,144,000	2,227,659
5.63%, 8/15/2035 (a)	1,122,000	1,169,158
5.83%, 2/20/2031	1,591,000	1,688,083
6.00%, 2/20/2034	2,038,000	2,183,248
6.34%, 8/2/2030 (a)	1,222,000	1,321,666
6.42%, 8/2/2033 (a)	2,377,000	2,624,588
7.75%, 10/19/2032 (a)	1,194,000	1,395,046
BAT International Finance PLC:
4.45%, 3/16/2028	5,167,000	5,207,768
5.93%, 2/2/2029	1,731,000	1,816,633
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,674,000	1,537,485
3.20%, 4/21/2031	958,000	901,296
3.75%, 9/25/2027	1,841,000	1,835,385
4.10%, 1/7/2028	1,751,000	1,754,905
4.20%, 9/17/2029 (a)	1,288,000	1,288,773
4.65%, 9/17/2034	1,889,000	1,853,638
5.15%, 8/4/2035	1,726,000	1,753,858
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	1,883,000	1,979,014
Philip Morris International, Inc.:
1.75%, 11/1/2030	1,923,000	1,713,720
2.10%, 5/1/2030	1,837,000	1,682,214
3.13%, 8/17/2027 (a)	1,106,000	1,093,867
3.13%, 3/2/2028 (a)	1,777,000	1,748,177
3.38%, 8/15/2029	1,852,000	1,806,515
Security Description	Principal Amount	Value
3.88%, 10/27/2028	$1,808,000	$1,805,704
4.00%, 10/29/2030 (a)	1,708,000	1,691,586
4.13%, 4/28/2028	1,864,000	1,872,444
4.25%, 10/29/2032 (a)	1,564,000	1,538,679
4.38%, 11/1/2027	1,972,000	1,989,985
4.38%, 4/30/2030	1,452,000	1,461,148
4.63%, 11/1/2029	1,685,000	1,712,196
4.63%, 10/29/2035 (a)	637,000	623,279
4.75%, 2/12/2027	3,278,000	3,310,223
4.75%, 11/1/2031	1,337,000	1,364,823
4.88%, 2/15/2028	2,979,000	3,035,065
4.88%, 2/13/2029 (a)	1,573,000	1,610,359
4.88%, 4/30/2035 (a)	978,000	981,315
5.13%, 11/17/2027	2,415,000	2,467,502
5.13%, 2/15/2030	3,933,000	4,064,755
5.13%, 2/13/2031	2,557,000	2,649,282
5.25%, 9/7/2028 (a)	2,799,000	2,888,792
5.25%, 2/13/2034	3,116,000	3,222,349
5.38%, 2/15/2033 (a)	4,184,000	4,379,016
5.50%, 9/7/2030	1,684,000	1,769,918
5.63%, 11/17/2029	2,278,000	2,395,180
5.63%, 9/7/2033	1,696,000	1,798,659
5.75%, 11/17/2032	2,545,000	2,719,052
Reynolds American, Inc. 5.70%, 8/15/2035 (a)	55,000	57,424
		130,838,421
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	643,613	587,387
Series 2016-3, Class AA, 3.00%, 4/15/2030	1,100,316	1,065,810
Series 2019-1, Class AA, 3.15%, 8/15/2033	1,315,439	1,237,605
Series 2016-2, Class AA, 3.20%, 12/15/2029	1,129,839	1,100,790
Series 2017-2, Class AA, 3.35%, 4/15/2031	1,100,836	1,063,727
Series 2015-1, Class A, 3.38%, 11/1/2028	1,085,182	1,066,355
Series 2016-1, Class AA, 3.58%, 7/15/2029	1,076,382	1,061,151
Series 2015-2, Class AA, 3.60%, 3/22/2029	902,960	889,713
Series 2017-1, Class AA, 3.65%, 8/15/2030	1,150,573	1,125,893
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	938,916	904,345
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	1,830,000	1,789,081
4.38%, 4/19/2028	1,511,000	1,515,412
4.95%, 7/10/2028	1,985,000	2,020,274
5.25%, 7/10/2030	1,669,000	1,715,882

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	$2,209,062	$1,969,446
Series 2020-1, Class A, 4.00%, 5/15/2034	1,239,326	1,173,468
Southwest Airlines Co.:
2.63%, 2/10/2030	1,693,000	1,573,017
3.45%, 11/16/2027	562,000	553,823
4.38%, 11/15/2028	1,906,000	1,909,812
5.13%, 6/15/2027	3,065,000	3,103,190
5.25%, 11/15/2035	1,463,000	1,431,721
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,165,792	1,066,536
Series 2016-2, Class AA, 2.88%, 4/7/2030	1,106,267	1,063,941
Series 2016-1, Class AA, 3.10%, 1/7/2030	691,714	673,646
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,280,373	1,237,378
Series 2019-1, Class AA, 4.15%, 2/25/2033	912,352	894,552
Series 2020-1, Class A, 5.88%, 4/15/2029	1,926,090	1,970,525
		35,764,480
APPAREL — 0.1%
NIKE, Inc.:
2.75%, 3/27/2027	2,366,000	2,338,342
2.85%, 3/27/2030	2,707,000	2,582,424
PVH Corp. 5.50%, 6/13/2030	1,766,000	1,795,739
Ralph Lauren Corp. 5.00%, 6/15/2032	1,792,000	1,841,979
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	1,138,000	1,036,809
4.13%, 7/15/2027	1,948,000	1,946,578
5.10%, 3/11/2030	1,745,000	1,790,998
5.50%, 3/11/2035	1,157,000	1,183,842
		14,516,711
AUTO MANUFACTURERS — 2.8%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	1,115,000	983,408
Series MTN, 2.00%, 3/24/2028 (a)	2,438,000	2,335,531
Series MTN, 2.25%, 1/12/2029	200,000	189,284
Series GMTN, 3.50%, 2/15/2028	1,725,000	1,707,526
4.25%, 9/1/2028	1,223,000	1,229,775
Series GMTN, 4.40%, 9/5/2029	137,000	138,362
Security Description	Principal Amount	Value
Series GMTN, 4.45%, 10/22/2027	$1,539,000	$1,552,728
Series GMTN, 4.50%, 9/4/2030	1,605,000	1,610,313
4.55%, 7/9/2027	1,879,000	1,897,020
4.55%, 3/3/2028 (a)	1,690,000	1,707,745
4.60%, 4/17/2030	1,647,000	1,664,079
4.70%, 1/12/2028	1,554,000	1,574,653
4.80%, 3/5/2030 (a)	1,848,000	1,886,328
Series GMTN, 4.85%, 10/23/2031 (a)	1,600,000	1,629,504
4.90%, 3/12/2027 (a)	1,789,000	1,808,500
4.90%, 3/13/2029	1,300,000	1,328,054
Series GMTN, 4.90%, 7/9/2027 (a)	5,550,000	5,627,034
Series GMTN, 4.90%, 1/10/2034 (a)	1,220,000	1,225,380
Series GMTN, 5.05%, 7/10/2031	1,839,000	1,887,697
Series GMTN, 5.13%, 7/7/2028 (a)	1,429,000	1,465,282
5.15%, 7/9/2032	1,225,000	1,258,406
5.20%, 3/5/2035 (a)	1,581,000	1,602,454
5.65%, 11/15/2028	1,007,000	1,050,231
Series GMTN, 5.85%, 10/4/2030 (a)	1,386,000	1,471,572
Cummins, Inc.:
1.50%, 9/1/2030 (a)	1,955,000	1,745,131
4.25%, 5/9/2028	855,000	861,814
4.70%, 2/15/2031	1,538,000	1,570,406
4.90%, 2/20/2029	1,641,000	1,684,880
5.15%, 2/20/2034	1,146,000	1,186,786
5.30%, 5/9/2035	1,764,000	1,830,468
Ford Motor Co.:
3.25%, 2/12/2032	5,780,000	5,098,076
6.10%, 8/19/2032	3,532,000	3,639,337
6.63%, 10/1/2028	1,838,000	1,945,413
7.45%, 7/16/2031	1,994,500	2,204,840
9.63%, 4/22/2030	1,895,000	2,195,736
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	1,965,000	1,891,430
2.90%, 2/10/2029	1,622,000	1,523,658
3.63%, 6/17/2031	1,424,000	1,304,313
3.82%, 11/2/2027	1,993,000	1,962,826
4.00%, 11/13/2030	3,387,000	3,194,178
4.13%, 8/17/2027	2,394,000	2,377,098
4.27%, 1/9/2027	1,966,000	1,956,485
4.95%, 5/28/2027	3,019,000	3,029,114
5.11%, 5/3/2029	3,091,000	3,096,966
5.30%, 9/6/2029	841,161	846,427
5.73%, 9/5/2030	2,252,000	2,287,694
5.80%, 3/5/2027	2,868,000	2,903,305
5.80%, 3/8/2029	2,932,000	2,996,123
5.85%, 5/17/2027	2,828,000	2,870,788
5.87%, 10/31/2035	4,005,000	3,956,299
5.88%, 11/7/2029	1,959,000	2,010,600

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.92%, 3/20/2028	$1,911,000	$1,955,106
6.05%, 3/5/2031	1,756,000	1,802,920
6.05%, 11/5/2031	3,114,000	3,188,892
6.13%, 3/8/2034	3,221,000	3,270,668
6.50%, 2/7/2035	3,588,000	3,716,307
6.53%, 3/19/2032	1,510,000	1,578,478
6.80%, 5/12/2028	2,520,000	2,629,242
6.80%, 11/7/2028	2,498,000	2,618,878
7.12%, 11/7/2033	2,656,000	2,853,580
7.20%, 6/10/2030	1,398,000	1,496,797
7.35%, 11/4/2027	2,278,000	2,377,845
7.35%, 3/6/2030	2,016,000	2,163,692
General Motors Co.:
4.20%, 10/1/2027 (a)	1,859,000	1,861,249
5.00%, 10/1/2028 (a)	1,287,000	1,310,243
5.00%, 4/1/2035 (a)	2,320,000	2,276,894
5.35%, 4/15/2028	1,928,000	1,975,448
5.40%, 10/15/2029 (a)	2,035,000	2,107,934
5.60%, 10/15/2032 (a)	2,247,000	2,349,823
5.63%, 4/15/2030 (a)	1,610,000	1,677,153
6.25%, 4/15/2035	1,451,000	1,538,713
6.80%, 10/1/2027	1,953,000	2,032,292
General Motors Financial Co., Inc.:
2.35%, 2/26/2027 (a)	3,467,000	3,397,383
2.35%, 1/8/2031	1,535,000	1,379,551
2.40%, 4/10/2028	2,290,000	2,204,675
2.40%, 10/15/2028	1,579,000	1,505,513
2.70%, 8/20/2027	1,679,000	1,641,357
2.70%, 6/10/2031	1,935,000	1,752,452
3.10%, 1/12/2032	2,360,000	2,151,541
3.60%, 6/21/2030	2,849,000	2,744,926
3.85%, 1/5/2028 (a)	1,652,000	1,643,129
4.20%, 10/27/2028 (a)	1,938,000	1,941,178
4.30%, 4/6/2029	1,876,000	1,872,248
4.35%, 1/17/2027	2,289,000	2,293,166
4.90%, 10/6/2029	1,738,000	1,765,634
5.00%, 4/9/2027 (a)	2,638,000	2,666,174
5.00%, 7/15/2027 (a)	3,350,000	3,393,248
5.05%, 4/4/2028	1,887,000	1,921,211
5.35%, 7/15/2027	1,838,000	1,870,514
5.35%, 1/7/2030 (a)	2,067,000	2,134,240
5.40%, 5/8/2027	2,217,000	2,253,625
5.45%, 7/15/2030 (a)	1,449,000	1,504,888
5.45%, 9/6/2034	1,558,000	1,580,965
5.55%, 7/15/2029 (a)	2,522,000	2,614,406
5.60%, 6/18/2031	1,706,000	1,777,840
5.63%, 4/4/2032	2,638,000	2,747,029
5.65%, 1/17/2029 (a)	1,284,000	1,329,890
5.75%, 2/8/2031	1,843,000	1,938,560
5.80%, 6/23/2028	2,383,000	2,468,907
5.80%, 1/7/2029 (a)	2,586,000	2,696,474
5.85%, 4/6/2030	2,531,000	2,659,625
5.90%, 1/7/2035	2,003,000	2,085,904
5.95%, 4/4/2034	2,336,000	2,446,913
Security Description	Principal Amount	Value
6.00%, 1/9/2028	$1,358,000	$1,403,208
6.10%, 1/7/2034	2,548,000	2,699,733
6.15%, 7/15/2035 (a)	1,966,000	2,073,167
6.40%, 1/9/2033 (a)	1,915,000	2,067,013
Honda Motor Co. Ltd.:
2.97%, 3/10/2032 (a)	1,612,000	1,472,675
4.44%, 7/8/2028	1,172,000	1,182,232
4.69%, 7/8/2030	1,967,000	1,989,994
5.34%, 7/8/2035 (a)	1,881,000	1,921,178
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	3,052,000	3,615,369
PACCAR Financial Corp.:
4.00%, 8/8/2028	750,000	754,710
4.00%, 9/26/2029	1,581,000	1,583,609
Series R, 4.00%, 11/7/2028	2,298,000	2,307,766
4.25%, 6/23/2027	1,092,000	1,100,463
4.45%, 8/6/2027	1,841,000	1,862,429
4.55%, 3/3/2028	1,030,000	1,046,871
4.55%, 5/8/2030	1,111,000	1,131,287
Series MTN, 4.95%, 8/10/2028	1,364,000	1,402,260
5.00%, 5/13/2027 (a)	1,546,000	1,571,787
Series MTN, 5.00%, 3/22/2034 (a)	1,305,000	1,350,297
Toyota Motor Corp.:
2.36%, 3/25/2031 (a)	1,056,000	967,666
2.76%, 7/2/2029 (a)	1,292,000	1,239,286
3.67%, 7/20/2028	892,000	889,627
4.19%, 6/30/2027 (a)	1,142,000	1,148,704
4.45%, 6/30/2030	955,000	965,524
5.05%, 6/30/2035 (a)	1,477,000	1,517,928
5.12%, 7/13/2028 (a)	1,863,000	1,919,095
5.12%, 7/13/2033	2,972,000	3,086,303
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027 (a)	1,452,000	1,393,383
Series MTN, 1.65%, 1/10/2031 (a)	1,144,000	1,010,495
1.90%, 9/12/2031 (a)	1,760,000	1,545,174
Series MTN, 1.90%, 1/13/2027	1,477,000	1,448,922
Series MTN, 1.90%, 4/6/2028 (a)	1,574,000	1,509,104
Series MTN, 2.15%, 2/13/2030	936,000	868,056
Series MTN, 2.40%, 1/13/2032	608,000	544,409
Series GMTN, 3.05%, 1/11/2028 (a)	1,079,000	1,063,657
Series MTN, 3.05%, 3/22/2027 (a)	2,297,000	2,277,269
Series MTN, 3.20%, 1/11/2027	1,666,000	1,655,637
Series MTN, 3.38%, 4/1/2030	1,346,000	1,308,029

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 1/8/2029	$1,038,000	$1,027,578
4.05%, 9/5/2028	4,882,000	4,905,629
Series MTN, 4.35%, 10/8/2027	1,799,000	1,816,810
Series MTN, 4.45%, 6/29/2029	1,138,000	1,151,793
4.50%, 5/14/2027 (a)	779,000	786,478
4.55%, 8/9/2029	1,912,000	1,943,108
Series MTN, 4.55%, 9/20/2027 (a)	1,901,000	1,924,363
Series MTN, 4.55%, 5/17/2030 (a)	876,000	890,927
4.60%, 1/8/2027 (a)	1,800,000	1,815,264
Series MTN, 4.60%, 10/10/2031 (a)	1,885,000	1,911,258
4.63%, 1/12/2028 (a)	1,911,000	1,940,009
4.65%, 9/3/2032	1,647,000	1,661,790
Series MTN, 4.65%, 1/5/2029	1,948,000	1,983,122
4.70%, 1/12/2033	1,026,000	1,038,158
4.80%, 5/15/2030	1,673,000	1,715,678
Series MTN, 4.80%, 1/5/2034	1,193,000	1,215,906
4.95%, 1/9/2030	1,104,000	1,137,219
Series B, 5.00%, 3/19/2027 (a)	1,567,000	1,589,580
5.05%, 5/16/2029	1,581,000	1,631,134
5.10%, 3/21/2031	1,852,000	1,922,413
Series MTN, 5.25%, 9/11/2028	1,661,000	1,717,673
5.35%, 1/9/2035 (a)	1,106,000	1,157,750
5.45%, 11/10/2027	1,413,000	1,454,457
		311,398,790
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032	1,640,000	1,531,432
4.65%, 9/13/2029 (a)	1,252,000	1,275,425
5.15%, 9/13/2034 (a)	1,539,000	1,553,544
BorgWarner, Inc.:
2.65%, 7/1/2027	2,066,000	2,024,329
4.95%, 8/15/2029 (a)	1,020,000	1,044,001
5.40%, 8/15/2034 (a)	1,410,000	1,454,612
Lear Corp.:
2.60%, 1/15/2032	1,712,000	1,521,420
3.80%, 9/15/2027	1,591,000	1,583,140
4.25%, 5/15/2029	1,239,000	1,234,750
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,272,000	1,181,116
5.05%, 3/14/2029	864,000	887,596
5.50%, 3/21/2033 (a)	1,558,000	1,631,771
5.88%, 6/1/2035	1,129,000	1,196,311
		18,119,447
Security Description	Principal Amount	Value
BANKS — 26.4%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	$1,815,000	$1,885,622
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,465,000	1,469,512
Series A, 3.92%, 12/8/2028 (a)	3,836,000	3,848,352
Series A, 4.36%, 6/18/2028 (a)	4,377,000	4,434,120
4.62%, 12/16/2029	1,366,000	1,394,345
4.75%, 1/18/2027	1,947,000	1,965,613
4.90%, 7/16/2027 (a)	1,519,000	1,545,127
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	1,258,000	1,304,156
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	2,252,000	2,399,866
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (c)	2,708,000	2,805,136
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	929,000	1,080,882
Banco Santander SA:
2.75%, 12/3/2030	3,841,000	3,498,652
2.96%, 3/25/2031	1,523,000	1,415,674
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	1,283,000	1,175,677
3.31%, 6/27/2029	1,899,000	1,844,803
3.80%, 2/23/2028	1,988,000	1,972,414
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	3,156,000	3,157,736
4.25%, 4/11/2027	1,973,000	1,977,045
4.38%, 4/12/2028	5,831,000	5,861,205
4.55%, 11/6/2030	7,338,000	7,348,567
5.13%, 11/6/2035	2,238,000	2,243,125
5.29%, 8/18/2027	3,692,000	3,760,117
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	2,359,000	2,403,797
5.44%, 7/15/2031	2,656,000	2,793,023
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	2,685,000	2,779,270
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	2,059,000	2,092,809
5.57%, 1/17/2030	1,934,000	2,014,068
5.59%, 8/8/2028	2,559,000	2,652,378
6.03%, 1/17/2035 (a)	1,940,000	2,080,747
6.35%, 3/14/2034 (a)	2,447,000	2,637,426
6.61%, 11/7/2028	2,106,000	2,246,470
6.92%, 8/8/2033	6,930,000	7,682,390
6.94%, 11/7/2033	2,345,000	2,684,931
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	5,510,000	4,949,413
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	12,288,000	10,986,824

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	$6,043,000	$5,762,182
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	8,561,000	7,655,075
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	7,874,000	6,919,041
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	6,917,000	6,442,563
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	4,521,000	4,448,483
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	9,281,000	8,366,821
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	6,088,000	5,672,798
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	4,391,000	4,032,475
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	8,909,000	8,171,157
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	2,657,000	2,529,065
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	7,202,000	6,583,348
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	4,679,000	4,519,540
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	12,070,000	11,928,902
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	3,956,000	3,929,060
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	4,585,000	4,564,047
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	21,060,000	21,007,771
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	3,416,000	3,223,713
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	4,543,000	4,534,595
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	6,006,000	5,972,907
Series L, 4.18%, 11/25/2027	3,828,000	3,834,278
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (a) (c)	5,765,000	5,789,328
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	3,092,000	3,103,842
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	10,302,000	10,279,233
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	4,202,000	4,256,626
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	$5,763,000	$5,843,682
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	4,470,000	4,552,695
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	11,184,000	11,404,660
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	6,649,000	6,810,903
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	10,046,000	10,359,737
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	6,308,000	6,451,759
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (c)	5,698,000	5,928,484
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	15,320,000	15,957,772
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	6,619,000	6,913,215
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	6,971,000	7,148,760
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	6,407,000	6,680,963
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	4,857,000	5,064,102
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	7,630,000	8,142,583
SOFR + 1.99%, 6.20%, 11/10/2028 (a) (c)	6,659,000	6,918,634
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	2,004,000	1,975,523
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	2,369,000	2,131,366
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	2,254,000	2,227,696
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	2,477,000	2,477,867
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	2,263,000	2,259,176
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	1,518,000	1,537,825
Series H, 4.70%, 9/14/2027 (a)	1,882,000	1,906,692
SOFR + 0.67%, 5.00%, 1/27/2029 (c)	1,918,000	1,954,001
5.20%, 2/1/2028 (a)	2,306,000	2,364,227
5.37%, 6/4/2027 (a)	1,806,000	1,843,348
5.51%, 6/4/2031	1,466,000	1,542,305
5.72%, 9/25/2028	1,492,000	1,555,843
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	2,626,000	2,669,198
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	515,000	488,920

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.65%, 1/28/2031	$1,279,000	$1,130,726
Series MTN, 1.80%, 7/28/2031	573,000	504,143
Series J, 1.90%, 1/25/2029 (a)	492,000	463,562
Series MTN, 2.05%, 1/26/2027 (a)	778,000	763,693
2.50%, 1/26/2032 (a)	1,705,000	1,554,636
Series MTN, 3.00%, 10/30/2028 (a)	2,137,000	2,081,353
Series MTN, 3.30%, 8/23/2029	870,000	845,405
Series MTN, 3.40%, 1/29/2028	1,907,000	1,893,327
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	3,800,000	3,780,734
Series MTN, 3.85%, 4/28/2028	1,499,000	1,502,538
Series MTN, 3.85%, 4/26/2029	1,379,000	1,382,268
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	2,098,000	2,099,553
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	1,599,000	1,576,758
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	2,140,000	2,155,986
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	1,934,000	1,957,846
SOFR + 1.76%, 4.60%, 7/26/2030 (a) (c)	1,285,000	1,307,732
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	1,843,000	1,849,303
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (c)	1,100,000	1,116,533
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	2,045,000	2,103,385
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,712,000	1,745,179
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,645,000	1,692,902
SOFR + 1.23%, 5.06%, 7/22/2032 (a) (c)	1,873,000	1,940,878
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	1,447,000	1,493,680
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	658,000	681,537
SOFR + 1.35%, 5.32%, 6/6/2036 (a) (c)	1,612,000	1,670,838
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	1,941,000	2,037,817
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (c)	2,055,000	2,124,233
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	2,650,000	2,857,787
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	$13,503,000	$14,335,055
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	2,830,000	3,164,704
Bank of Nova Scotia:
1.95%, 2/2/2027	786,000	770,406
2.15%, 8/1/2031	1,830,000	1,630,457
2.45%, 2/2/2032	1,728,000	1,541,981
2.95%, 3/11/2027	1,463,000	1,447,404
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (c)	1,534,000	1,485,449
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	4,760,000	4,759,714
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	1,755,000	1,748,717
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	2,033,000	2,044,405
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	2,540,000	2,475,865
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	1,383,000	1,399,513
4.85%, 2/1/2030	2,169,000	2,220,362
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	1,820,000	1,855,126
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	1,425,000	1,467,565
5.25%, 6/12/2028 (a)	1,762,000	1,815,829
5.65%, 2/1/2034	1,057,000	1,122,661
BankUnited, Inc. 5.13%, 6/11/2030	1,253,000	1,257,235
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,971,000	1,794,793
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,987,000	1,805,805
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	1,400,000	1,321,166
4.34%, 1/10/2028	7,430,000	7,447,758
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	2,517,000	2,530,642
4.84%, 5/9/2028	4,117,000	4,148,701
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	1,980,000	2,002,849
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	2,980,000	3,036,918
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	3,396,000	3,452,000
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	2,422,000	2,462,617
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	2,075,000	2,113,803
SOFR + 1.91%, 5.34%, 9/10/2035 (a) (c)	8,640,000	8,779,882
SOFR + 1.23%, 5.37%, 2/25/2031 (a) (c)	3,458,000	3,572,909

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	$3,206,000	$3,274,801
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	2,450,000	2,493,953
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	3,789,000	3,942,227
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	1,557,000	1,634,975
SOFR + 1.59%, 5.79%, 2/25/2036 (a) (c)	8,429,000	8,825,332
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	3,471,000	3,735,317
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	2,133,000	2,253,706
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	3,301,000	3,653,151
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	2,567,000	2,874,142
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	2,386,000	2,521,930
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	3,516,000	4,021,495
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	1,672,000	1,663,590
3.60%, 4/7/2032 (a)	1,593,000	1,518,161
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	1,528,000	1,533,852
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	2,729,000	2,750,450
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (c)	1,483,000	1,503,821
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	3,669,000	3,697,948
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	2,850,000	2,897,168
5.00%, 4/28/2028 (a)	1,959,000	2,003,744
5.24%, 6/28/2027	2,624,000	2,674,564
SOFR + 1.11%, 5.25%, 1/13/2031 (a) (c)	7,915,000	8,166,855
5.26%, 4/8/2029 (a)	755,000	781,825
5.99%, 10/3/2028 (a)	1,345,000	1,412,263
6.09%, 10/3/2033	2,169,000	2,356,575
Capital One NA:
2.70%, 2/6/2030	1,928,000	1,817,429
4.65%, 9/13/2028	1,767,000	1,792,374
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (a) (c)	615,000	638,142
Citibank NA:
4.58%, 5/29/2027	5,220,000	5,274,236
4.84%, 8/6/2029	2,944,000	3,011,948
4.91%, 5/29/2030 (a)	4,914,000	5,055,228
5.57%, 4/30/2034	3,943,000	4,172,522
5.80%, 9/29/2028	1,658,000	1,739,043
Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	$2,967,000	$2,657,601
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	9,888,000	8,974,942
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	6,529,000	6,049,837
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	4,366,000	4,088,060
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	3,875,000	3,690,163
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	7,047,000	6,452,867
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	5,476,000	5,442,323
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	5,971,000	5,689,587
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	8,066,000	8,050,594
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,100,000	1,090,078
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	3,792,000	3,788,473
4.13%, 7/25/2028	3,952,000	3,950,972
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	7,766,000	7,764,058
4.45%, 9/29/2027	9,313,000	9,372,603
SOFR + 1.17%, 4.50%, 9/11/2031 (a) (c)	8,560,000	8,583,112
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	5,736,000	5,779,364
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	9,297,000	9,372,120
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	3,913,000	3,970,325
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	4,245,000	4,293,902
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	3,877,000	3,958,417
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	10,478,000	10,754,305
SOFR + 1.49%, 5.17%, 9/11/2036 (a) (c)	23,259,000	23,502,987
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	4,131,000	4,225,435
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	2,155,000	2,170,085
SOFR + 1.45%, 5.45%, 6/11/2035 (a) (c)	4,715,000	4,877,149
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	2,217,000	2,272,979
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	10,352,000	10,767,736

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/22/2033	$1,438,000	$1,536,733
6.00%, 10/31/2033 (a)	1,419,000	1,527,795
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	9,092,000	9,538,508
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	6,396,000	6,808,862
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	5,360,000	5,836,236
6.63%, 1/15/2028	1,816,000	1,913,828
6.63%, 6/15/2032 (a)	1,266,000	1,403,146
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	2,855,000	2,875,699
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	1,827,000	1,578,820
3.25%, 4/30/2030	701,000	670,009
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	1,741,000	1,787,937
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	1,740,000	1,768,901
SOFR + 1.91%, 5.72%, 7/23/2032 (a) (c)	1,373,000	1,441,128
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	2,415,000	2,519,304
SOFR + 2.33%, 6.65%, 4/25/2035 (a) (c)	1,317,000	1,447,936
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	1,966,000	1,980,922
Comerica, Inc.:
4.00%, 2/1/2029	1,999,000	1,979,070
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	1,785,000	1,862,505
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030	1,327,000	1,329,282
4.42%, 3/14/2028	1,521,000	1,540,332
Cooperatieve Rabobank UA:
3.96%, 10/17/2028	1,256,000	1,260,898
4.37%, 5/27/2027	1,662,000	1,676,044
4.49%, 10/17/2029 (a)	1,082,000	1,100,719
4.80%, 1/9/2029 (a)	1,578,000	1,613,978
4.88%, 1/21/2028 (a)	782,000	799,626
5.04%, 3/5/2027 (a)	1,524,000	1,545,824
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (a) (b) (c)	1,517,000	1,557,549
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (a) (c)	5,550,000	5,459,257
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	1,672,500	1,535,840
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	2,913,000	2,773,496
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	2,360,000	2,231,427
Security Description	Principal Amount	Value
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	$2,058,000	$1,911,018
SOFR + 1.10%, 4.47%, 12/10/2031 (a) (c)	3,710,000	3,696,644
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	1,710,000	1,717,302
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	4,534,000	4,582,604
SOFR + 1.70%, 5.00%, 9/11/2030 (a) (c)	2,351,000	2,386,171
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	2,517,000	2,578,742
5.37%, 9/9/2027	1,419,000	1,452,659
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	2,409,000	2,458,336
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	2,176,000	2,219,085
5.41%, 5/10/2029	1,931,000	2,006,212
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (c)	1,228,000	1,274,775
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	2,539,000	2,657,774
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	2,818,000	3,003,903
SOFR + 3.65%, 7.08%, 2/10/2034 (a) (c)	2,940,000	3,232,324
Fifth Third Bancorp:
2.55%, 5/5/2027	1,787,000	1,753,351
3.95%, 3/14/2028	1,504,000	1,501,278
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,498,000	1,495,753
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	2,068,000	2,021,615
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	1,168,000	1,181,864
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	2,506,000	2,630,473
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	1,973,000	2,077,253
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	1,181,000	1,229,126
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	1,643,000	1,613,771
SOFR + 0.81%, 4.97%, 1/28/2028 (c)	2,461,000	2,483,764
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	500,000	507,450
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	1,871,000	1,868,848
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (c)	1,666,000	1,699,153
First Horizon Bank 5.75%, 5/1/2030 (a)	1,332,000	1,376,489

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	$1,293,000	$1,336,005
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	1,717,000	1,778,554
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	1,808,000	1,845,679
Goldman Sachs Capital I 6.35%, 2/15/2034	2,665,000	2,836,599
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	9,464,000	8,404,316
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	11,581,000	10,374,260
2.60%, 2/7/2030	3,477,000	3,268,067
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	7,403,000	6,750,796
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	9,626,000	9,476,219
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	5,731,000	5,171,712
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	7,873,000	7,247,490
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	12,872,000	12,797,857
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	4,959,000	4,933,759
3.80%, 3/15/2030	5,146,000	5,064,384
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	5,791,000	5,756,428
3.85%, 1/26/2027	149,000	148,890
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	9,911,000	9,908,027
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	6,597,000	6,609,204
SOFR + 1.06%, 4.37%, 10/21/2031 (a) (c)	12,934,000	12,907,097
SOFR + 1.14%, 4.69%, 10/23/2030 (a) (c)	3,948,000	4,002,048
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	7,237,000	7,185,617
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	6,840,000	6,875,158
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	5,165,000	5,292,059
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	4,135,000	4,270,421
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	7,509,000	7,753,193
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	5,891,000	6,050,057
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	5,503,000	5,714,976
Security Description	Principal Amount	Value
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	$4,507,000	$4,708,192
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	4,069,000	4,327,748
5.95%, 1/15/2027 (a)	1,626,000	1,658,357
6.13%, 2/15/2033	2,037,000	2,230,291
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	5,045,000	5,352,795
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	1,940,000	2,160,985
HSBC Bank USA NA 5.88%, 11/1/2034	1,743,000	1,852,007
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	4,171,000	4,025,682
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	3,607,000	3,429,175
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	1,546,000	1,521,264
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	2,162,000	1,966,598
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	6,239,000	5,701,697
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	3,311,000	3,094,626
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	3,690,000	3,348,933
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	5,536,000	5,468,129
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	4,741,000	4,734,647
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	5,890,000	5,943,304
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	7,250,000	7,268,922
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	4,309,000	4,345,239
SOFR + 2.53%, 4.76%, 3/29/2033 (a) (c)	3,758,000	3,743,344
SOFR + 1.03%, 4.90%, 3/3/2029 (a) (c)	2,385,000	2,419,606
4.95%, 3/31/2030	5,192,000	5,323,046
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	2,541,000	2,588,161
SOFR + 1.29%, 5.13%, 3/3/2031 (a) (c)	3,069,000	3,143,362
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	10,121,000	10,142,052
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	4,171,000	4,240,656
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	1,698,000	1,749,365
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	4,090,000	4,219,326

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	$4,904,000	$5,080,642
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	4,388,000	4,528,855
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	500,000	518,135
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	9,002,000	9,173,578
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (c)	3,299,000	3,479,257
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	2,528,000	2,664,613
SOFR + 1.96%, 5.74%, 9/10/2036 (a) (c)	10,888,000	11,200,050
SOFR + 1.88%, 5.79%, 5/13/2036 (a) (c)	3,522,000	3,718,246
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (c)	3,001,000	3,133,614
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	4,123,000	4,291,837
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	3,946,000	4,291,314
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	3,022,000	3,272,977
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	4,070,000	4,302,478
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	3,712,000	4,236,914
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	3,762,000	4,411,585
HSBC USA, Inc.:
4.65%, 6/3/2028	1,647,000	1,672,594
5.29%, 3/4/2027	1,575,000	1,599,696
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	2,851,000	2,472,330
2.55%, 2/4/2030	38,000	35,444
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	1,377,000	1,384,505
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	1,551,000	1,567,782
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	1,601,000	1,648,310
SOFR + 1.87%, 5.71%, 2/2/2035 (a) (c)	2,192,000	2,291,714
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (a) (c)	1,110,000	1,157,441
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	2,432,000	2,550,584
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	1,546,000	1,554,766
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	3,474,000	3,502,695
5.65%, 1/10/2030 (a)	1,154,000	1,209,057
Security Description	Principal Amount	Value
Independent Bank Corp. 3 mo. USD Term SOFR + 3.53%, 7.25%, 4/1/2035 (a) (c)	$803,000	$837,200
ING Groep NV:
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	798,000	734,479
3.95%, 3/29/2027	2,896,000	2,894,871
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	2,470,000	2,470,247
4.05%, 4/9/2029	1,946,000	1,937,477
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	1,524,000	1,496,385
4.55%, 10/2/2028	2,675,000	2,707,475
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	1,620,000	1,643,701
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	4,461,000	4,570,071
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	3,737,000	3,855,837
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	1,716,000	1,781,860
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	2,317,000	2,410,584
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (c)	1,246,000	1,346,565
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	5,988,000	5,317,643
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	5,750,000	5,127,332
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	3,838,000	3,663,448
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	2,799,000	2,729,165
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	5,305,000	4,940,971
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	6,011,000	5,422,703
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	6,832,000	6,245,404
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (a) (c)	8,305,000	7,878,538
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	9,077,000	8,968,258
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	5,398,000	5,095,874
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	6,859,000	6,290,800
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	4,168,000	4,127,529

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (a) (c)	$4,298,000	$4,274,017
3.63%, 12/1/2027	2,165,000	2,154,630
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	13,623,000	13,418,246
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	15,044,000	15,008,496
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	3,783,000	3,779,368
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	4,869,000	4,884,094
4.25%, 10/1/2027	3,889,000	3,917,856
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	7,184,000	7,160,077
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	6,335,000	6,359,833
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	5,719,000	5,777,849
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	5,236,000	5,279,354
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	4,130,000	4,171,465
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	3,694,000	3,736,666
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	4,840,000	4,864,006
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	4,614,000	4,677,858
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	7,682,000	7,632,682
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	6,349,000	6,429,759
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	8,712,000	8,878,661
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	3,791,000	3,860,679
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	5,811,000	5,866,553
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	3,928,000	3,984,995
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	4,877,000	5,006,143
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	4,887,000	5,011,374
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	9,193,000	9,287,412
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	4,287,000	4,431,343
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	6,792,000	7,011,517
Security Description	Principal Amount	Value
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	$5,074,000	$5,222,770
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	5,629,000	5,837,160
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	8,978,000	9,335,863
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	5,339,000	5,585,075
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	4,782,000	4,877,401
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	4,867,000	5,076,962
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	18,950,000	19,638,643
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (c)	6,830,000	7,238,161
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	5,865,000	6,244,407
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	4,274,000	4,501,890
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	5,702,000	6,257,261
8.00%, 4/29/2027	3,705,000	3,905,515
8.75%, 9/1/2030	2,242,000	2,642,556
KeyBank NA:
3.90%, 4/13/2029 (a)	1,834,000	1,799,869
4.39%, 12/14/2027	778,000	781,921
4.90%, 8/8/2032	1,194,000	1,191,600
5.00%, 1/26/2033 (a)	1,900,000	1,918,487
5.85%, 11/15/2027	1,871,000	1,927,654
6.95%, 2/1/2028	1,337,000	1,404,184
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	1,742,000	1,702,613
Series MTN, 2.55%, 10/1/2029	1,391,000	1,313,410
Series MTN, 4.10%, 4/30/2028 (a)	846,000	846,812
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	1,317,000	1,316,183
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (c)	1,343,000	1,379,274
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	2,061,000	2,238,473
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	3,510,000	3,481,007
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	2,000,000	1,992,800
4.38%, 3/22/2028	7,234,000	7,278,055
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	14,940,000	14,895,329
4.55%, 8/16/2028	2,427,000	2,457,095
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	2,298,000	2,335,779

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (a) (c)	$2,189,000	$2,165,512
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	1,932,000	1,963,395
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	2,217,000	2,258,768
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	3,017,000	3,057,941
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	1,756,000	1,835,038
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a) (c)	3,463,000	3,645,050
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	2,643,000	2,765,424
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	2,019,000	2,093,057
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	2,471,000	2,599,591
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	1,823,000	2,126,201
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	1,500,000	1,507,995
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (a) (c)	463,000	470,079
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	1,909,000	1,920,359
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	1,185,000	1,204,067
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	2,263,000	2,286,490
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	1,924,000	2,046,617
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (c)	1,774,000	1,924,134
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	2,451,000	2,420,215
4.70%, 1/27/2028	2,670,000	2,706,632
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	1,907,000	1,923,839
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	1,885,000	1,710,996
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	3,540,000	3,155,131
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	2,367,000	2,325,128
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	1,349,000	1,208,933
2.56%, 2/25/2030 (a)	2,188,000	2,046,152
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,722,000	1,561,062
3.20%, 7/18/2029	2,681,000	2,592,232
3.29%, 7/25/2027 (a)	1,938,000	1,921,101
3.68%, 2/22/2027	2,815,000	2,809,286
3.74%, 3/7/2029	2,854,000	2,827,315
Security Description	Principal Amount	Value
3.96%, 3/2/2028	$2,101,000	$2,102,996
4.05%, 9/11/2028 (a)	5,966,000	5,984,614
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	1,866,000	1,867,064
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (c)	1,236,000	1,214,395
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	5,748,000	5,776,050
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	2,413,000	2,448,157
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	2,845,000	2,923,010
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	1,440,000	1,484,093
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	2,020,000	2,052,845
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	2,099,000	2,162,810
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	1,635,000	1,676,970
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	1,567,000	1,614,120
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (c)	1,983,000	2,027,241
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (c)	1,660,000	1,733,355
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	1,755,000	1,804,035
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	2,405,000	2,500,911
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (c)	2,108,000	2,205,052
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	1,565,000	1,636,771
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (c)	1,470,000	1,531,608
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,573,000	1,644,273
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	2,226,000	2,331,646
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (a) (c)	1,544,000	1,384,227
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (c)	1,005,000	891,767
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,799,000	1,635,705
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	1,361,000	1,210,147
2.56%, 9/13/2031 (a)	1,900,000	1,699,379
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	3,114,000	2,886,989

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	$1,245,000	$1,182,526
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	956,000	919,328
3.17%, 9/11/2027 (a)	1,802,000	1,781,187
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (c)	753,000	728,415
3.66%, 2/28/2027	1,377,000	1,373,020
4.02%, 3/5/2028	1,792,000	1,797,752
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	4,008,000	4,019,062
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (a) (c)	3,700,000	3,745,880
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	1,738,000	1,787,377
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a) (c)	1,604,000	1,647,677
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	1,099,000	1,136,465
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	1,347,000	1,392,515
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	1,865,000	1,909,667
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (a) (c)	1,362,000	1,410,446
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (c)	798,000	835,402
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	1,663,000	1,740,246
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	1,776,000	1,839,172
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (a) (c)	1,416,000	1,499,346
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (c)	1,031,000	1,084,942
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	1,779,000	1,884,530
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	1,929,000	2,041,461
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	3,378,000	3,511,397
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	5,050,000	4,436,526
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	10,534,000	9,242,742
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	12,445,000	11,051,533
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	8,751,000	8,610,809
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	7,763,000	6,823,599
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	$5,960,000	$5,345,405
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	6,838,000	6,416,779
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	6,997,000	6,386,162
3.59%, 7/22/2028 (c)	5,836,000	5,795,965
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	7,839,000	7,614,256
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	6,000,000	5,965,500
3.95%, 4/23/2027 (a)	4,669,000	4,665,592
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	3,486,000	3,483,002
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	4,857,000	4,866,811
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	9,657,000	9,626,774
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	6,194,000	6,228,686
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	3,865,000	3,916,714
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	4,524,000	4,487,537
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	14,287,000	14,571,454
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	4,456,000	4,570,742
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	4,356,000	4,445,864
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	7,210,000	7,372,730
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	4,101,000	4,212,219
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	5,029,000	5,184,396
SOFR + 1.11%, 5.23%, 1/15/2031 (a) (c)	15,352,000	15,825,149
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (a) (c)	5,705,000	5,869,703
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	3,604,000	3,664,872
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	6,601,000	6,796,324
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	4,674,000	4,861,568
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	3,968,000	4,094,976
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	5,142,000	5,341,664
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	5,685,000	5,944,009
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	4,471,000	4,658,424

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	$5,741,000	$6,035,743
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	5,379,000	5,716,747
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	2,571,000	2,706,929
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	3,570,000	3,762,887
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	4,406,000	4,575,587
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	5,717,000	6,265,317
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	3,981,000	4,218,745
SOFR + 2.05%, 6.63%, 11/1/2034 (a) (c)	3,720,000	4,157,100
7.25%, 4/1/2032	1,328,000	1,530,294
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	2,955,000	2,981,950
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	2,375,000	2,408,393
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	4,903,000	4,994,735
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	4,998,000	5,096,511
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	12,587,000	12,622,747
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	4,881,000	4,913,849
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	10,739,000	10,761,659
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	9,770,000	9,902,677
National Australia Bank Ltd.:
3.91%, 6/9/2027	1,986,000	1,989,714
4.31%, 6/13/2028	3,499,000	3,534,830
4.50%, 10/26/2027 (a)	1,900,000	1,924,548
4.53%, 6/13/2030	1,623,000	1,651,711
4.79%, 1/10/2029	1,217,000	1,243,750
4.90%, 6/13/2028	2,220,000	2,272,903
4.90%, 1/14/2030	1,080,000	1,113,696
4.94%, 1/12/2028	2,427,000	2,478,331
5.09%, 6/11/2027	1,379,000	1,404,098
National Bank of Canada:
4.50%, 10/10/2029	978,000	988,367
SOFR + 0.80%, 4.95%, 2/1/2028 (c)	1,159,000	1,170,347
5.60%, 12/18/2028	1,833,000	1,915,522
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	1,815,000	1,670,907
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	2,451,000	2,419,872
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	$1,632,000	$1,638,365
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	3,756,250	3,818,829
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	2,212,000	2,257,877
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	3,771,000	3,854,792
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	2,380,000	2,442,118
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	1,802,000	1,847,627
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	1,897,000	1,930,122
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	2,913,000	3,081,721
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	2,019,000	2,103,536
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	2,635,000	2,825,906
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	1,370,000	1,439,473
Northern Trust Corp.:
3.15%, 5/3/2029	3,000	2,922
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,764,000	1,739,251
3.65%, 8/3/2028 (a)	1,717,000	1,712,021
4.00%, 5/10/2027	1,737,000	1,741,395
4.15%, 11/19/2030	2,487,000	2,489,960
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	5,398,000	5,408,958
6.13%, 11/2/2032 (a)	1,899,000	2,071,125
PNC Bank NA:
2.70%, 10/22/2029	1,822,000	1,720,879
3.10%, 10/25/2027	1,978,000	1,954,224
3.25%, 1/22/2028	1,446,000	1,430,427
4.05%, 7/26/2028	3,095,000	3,099,209
SOFR + 0.73%, 4.43%, 7/21/2028 (a) (c)	1,612,000	1,622,865
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (c)	1,603,000	1,447,044
2.55%, 1/22/2030 (a)	3,936,000	3,705,114
3.15%, 5/19/2027	1,908,000	1,890,046
3.45%, 4/23/2029	6,381,000	6,280,882
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	2,338,000	2,320,839
SOFR + 1.26%, 4.81%, 10/21/2032 (a) (c)	2,848,000	2,899,207
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	2,223,000	2,275,996

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	$2,869,000	$2,935,245
SOFR + 1.07%, 5.22%, 1/29/2031 (a) (c)	4,442,000	4,599,469
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	1,573,000	1,593,418
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	1,731,000	1,774,898
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	2,883,000	2,969,144
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,433,000	2,518,593
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	3,256,000	3,389,887
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	2,812,000	2,933,675
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	4,657,000	4,829,123
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	2,764,000	2,913,947
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	1,330,000	1,427,582
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	2,844,000	3,072,629
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	4,129,000	4,671,220
Regions Financial Corp.:
1.80%, 8/12/2028	1,620,000	1,532,876
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	1,182,000	1,217,342
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	1,648,000	1,717,232
Royal Bank of Canada:
2.05%, 1/21/2027 (a)	866,000	850,291
Series GMTN, 2.30%, 11/3/2031	2,758,000	2,482,724
3.63%, 5/4/2027 (a)	1,990,000	1,987,652
3.88%, 5/4/2032 (a)	1,839,000	1,784,694
SOFR + 0.70%, 4.00%, 11/3/2028 (a) (c)	5,876,000	5,882,699
Series GMTN, 4.24%, 8/3/2027	2,891,000	2,910,919
SOFR + 0.98%, 4.31%, 11/3/2031 (c)	3,434,000	3,417,414
SOFR + 0.89%, 4.50%, 8/6/2029 (a) (c)	1,946,000	1,964,176
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	1,200,000	1,211,112
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	3,138,000	3,180,865
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	1,863,000	1,886,548
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (a) (c)	1,583,000	1,596,297
Security Description	Principal Amount	Value
Series GMTN, 4.88%, 1/19/2027	$1,897,000	$1,916,539
Series GMTN, 4.90%, 1/12/2028	1,870,000	1,908,017
Series GMTN, 4.95%, 2/1/2029 (a)	1,978,000	2,031,010
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (a) (c)	3,032,000	3,086,697
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	2,115,000	2,165,823
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	1,472,000	1,506,077
Series GMTN, 5.00%, 2/1/2033	3,081,000	3,169,671
Series GMTN, 5.00%, 5/2/2033	1,789,000	1,837,321
Series GMTN, 5.15%, 2/1/2034 (a)	2,381,000	2,483,073
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	3,457,000	3,558,947
Series GMTN, 5.20%, 8/1/2028	1,890,000	1,949,497
Series MTN, 6.00%, 11/1/2027 (a)	2,316,000	2,404,193
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	1,905,000	1,872,539
4.40%, 7/13/2027	2,443,000	2,450,305
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	1,699,000	1,737,397
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (c)	1,121,000	1,145,718
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	1,406,000	1,454,184
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	1,801,000	1,876,606
SOFR + 2.14%, 6.34%, 5/31/2035 (a) (c)	1,758,000	1,885,051
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	2,060,000	2,147,138
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	1,860,000	1,944,425
SOFR + 3.28%, 7.66%, 11/9/2031 (a) (c)	1,701,000	1,904,678
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	3,035,000	2,982,464
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	1,840,000	1,688,881
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	1,902,000	1,889,827

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	$2,654,000	$2,655,645
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	1,742,000	1,761,371
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	1,814,000	1,803,479
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	2,159,000	2,249,095
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	2,393,000	2,500,494
Southstate Bank Corp. SOFR + 3.19%, 7.00%, 6/13/2035 (c)	1,120,000	1,173,894
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	1,830,000	1,871,138
Sumitomo Mitsui Financial Group, Inc.:
1.71%, 1/12/2031	1,396,000	1,226,288
1.90%, 9/17/2028	4,119,000	3,891,178
2.13%, 7/8/2030	2,271,000	2,067,950
2.14%, 9/23/2030	570,000	514,818
2.17%, 1/14/2027	1,462,000	1,436,093
2.22%, 9/17/2031	1,512,000	1,342,308
2.47%, 1/14/2029	1,274,000	1,215,218
2.72%, 9/27/2029	1,844,000	1,748,057
2.75%, 1/15/2030	14,000	13,189
3.04%, 7/16/2029	5,178,000	4,974,608
3.35%, 10/18/2027 (a)	1,591,000	1,575,997
3.36%, 7/12/2027 (a)	2,813,000	2,791,874
3.45%, 1/11/2027 (a)	1,997,000	1,987,474
3.54%, 1/17/2028	1,133,000	1,123,959
3.94%, 7/19/2028	781,000	781,273
4.31%, 10/16/2028 (a)	896,000	902,604
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	14,755,000	14,904,911
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	1,411,000	1,435,622
5.24%, 4/15/2030 (a)	892,000	924,389
SOFR + 1.50%, 5.25%, 7/8/2036 (a) (c)	1,730,000	1,772,074
5.32%, 7/9/2029	1,124,000	1,163,093
5.42%, 7/9/2031	1,646,000	1,722,654
5.45%, 1/15/2032	1,617,000	1,689,037
5.52%, 1/13/2028	6,080,000	6,261,731
5.56%, 7/9/2034	2,317,000	2,434,124
5.63%, 1/15/2035 (a)	1,547,000	1,638,072
5.71%, 1/13/2030	2,505,000	2,634,534
5.77%, 1/13/2033	3,307,000	3,520,401
5.78%, 7/13/2033	1,464,000	1,559,160
5.80%, 7/13/2028	1,820,000	1,897,004
5.81%, 9/14/2033 (a)	1,512,000	1,617,659
5.85%, 7/13/2030	1,164,000	1,236,506
Synchrony Bank 5.63%, 8/23/2027	2,057,000	2,097,749
Security Description	Principal Amount	Value
Synovus Bank:
5.63%, 2/15/2028 (a)	$4,317,000	$4,405,196
5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (c)	1,630,000	1,641,622
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (c)	1,415,000	1,469,322
Toronto-Dominion Bank:
1.95%, 1/12/2027 (a)	1,397,000	1,370,667
Series MTN, 2.00%, 9/10/2031 (a)	1,657,000	1,479,287
Series GMTN, 2.45%, 1/12/2032 (a)	4,790,000	4,281,062
Series MTN, 2.80%, 3/10/2027	2,090,000	2,062,537
Series MTN, 3.20%, 3/10/2032	2,549,000	2,374,266
4.11%, 6/8/2027	5,741,000	5,755,123
4.11%, 10/13/2028	5,071,000	5,081,294
4.46%, 6/8/2032 (a)	3,883,000	3,876,205
Series MTN, 4.57%, 6/2/2028	1,681,000	1,701,407
Series MTN, 4.69%, 9/15/2027	2,976,000	3,013,706
4.78%, 12/17/2029 (a)	595,000	608,923
Series MTN, 4.81%, 6/3/2030 (a)	1,418,000	1,447,154
4.86%, 1/31/2028	2,396,000	2,436,085
4.93%, 10/15/2035 (a)	1,819,000	1,818,909
Series GMTN, 4.98%, 4/5/2027	1,776,000	1,798,733
Series GMTN, 4.99%, 4/5/2029	1,974,000	2,024,080
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	1,976,000	2,005,146
5.16%, 1/10/2028	2,102,000	2,150,808
5.30%, 1/30/2032	1,838,000	1,919,111
Series MTN, 5.52%, 7/17/2028	2,402,000	2,489,937
Truist Bank:
2.25%, 3/11/2030	1,893,000	1,734,953
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	4,032,000	4,027,162
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	2,737,000	2,752,382
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,398,000	1,339,116
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	1,815,000	1,723,760
Series MTN, 3.88%, 3/19/2029	6,144,000	6,067,446
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	1,588,000	1,591,891
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	2,782,000	2,825,371

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (a) (c)	$1,883,000	$1,895,183
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (c)	2,142,000	2,119,338
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a) (c)	2,369,000	2,433,176
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	2,481,000	2,527,122
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,555,000	1,606,999
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	2,973,000	3,077,620
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (a) (c)	5,989,000	6,304,620
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	3,372,000	3,584,739
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	1,648,000	1,779,791
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	3,316,000	3,576,273
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	1,889,000	1,672,143
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	2,006,000	1,969,992
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	3,340,000	2,917,657
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a) (c)	4,037,000	3,639,477
Series DMTN, 3.00%, 7/30/2029	1,619,000	1,559,081
Series X, 3.15%, 4/27/2027 (a)	2,491,750	2,471,891
Series MTN, 3.90%, 4/26/2028	1,864,000	1,866,255
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	3,573,000	3,601,906
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	5,578,000	5,647,000
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	3,923,000	3,953,639
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	3,667,000	3,701,873
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	2,392,000	2,458,067
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	2,381,000	2,453,835
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	1,582,000	1,628,448
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	2,875,000	2,976,689
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	2,266,000	2,354,578
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	3,548,000	3,746,298
Security Description	Principal Amount	Value
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	$3,438,000	$3,573,629
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (c)	3,009,000	3,208,226
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	3,006,000	3,218,043
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	2,525,000	2,549,922
UBS AG:
SOFR + 0.72%, 4.86%, 1/10/2028 (c)	2,188,000	2,205,898
5.65%, 9/11/2028	2,904,000	3,030,789
Wachovia Corp. 5.50%, 8/1/2035	1,360,000	1,401,344
Webster Financial Corp.:
4.10%, 3/25/2029	5,649,000	5,556,695
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	2,171,000	2,170,305
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	9,880,000	9,652,958
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	5,454,000	5,094,036
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	8,337,000	7,935,990
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	9,296,000	8,670,007
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	5,252,000	5,216,969
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	3,359,000	3,355,473
Series MTN, 4.15%, 1/24/2029	11,079,000	11,102,487
Series GMTN, 4.30%, 7/22/2027	21,214,000	21,302,462
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	4,577,000	4,605,927
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	5,443,000	5,502,819
SOFR + 1.34%, 4.89%, 9/15/2036 (a) (c)	7,551,000	7,526,837
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	8,700,000	8,837,547
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	6,987,000	7,117,377
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	7,333,000	7,565,823
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	5,513,000	5,677,563
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	3,974,000	4,060,713

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	$5,686,000	$5,885,181
5.38%, 2/7/2035	1,542,000	1,621,398
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	7,443,000	7,736,031
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,402,000	5,631,801
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	8,582,000	9,005,693
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	11,642,000	12,046,792
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	5,537,000	5,804,271
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	6,326,000	6,456,126
SOFR + 1.79%, 6.30%, 10/23/2029 (a) (c)	5,634,000	5,954,293
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	6,132,000	6,790,699
Series B, 7.95%, 11/15/2029	1,561,000	1,745,947
Western Alliance Bank 5 yr. CMT + 2.85%, 6.54%, 11/15/2035 (c)	1,345,000	1,350,743
Westpac Banking Corp.:
1.95%, 11/20/2028	7,833,000	7,426,937
2.15%, 6/3/2031	1,783,000	1,611,119
2.65%, 1/16/2030	1,127,000	1,069,591
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	6,350,250	5,749,135
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	2,090,000	1,886,559
3.35%, 3/8/2027	1,868,000	1,859,389
3.40%, 1/25/2028	1,911,000	1,895,960
4.04%, 8/26/2027 (a)	1,397,000	1,403,370
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	2,117,000	2,083,403
4.35%, 7/1/2030 (a)	958,000	968,653
5.05%, 4/16/2029	1,108,000	1,145,705
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	1,868,000	1,929,326
5.46%, 11/18/2027	2,261,000	2,329,463
5.54%, 11/17/2028	1,665,000	1,740,608
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	2,721,000	2,811,147
6.82%, 11/17/2033	1,437,000	1,606,408
Wintrust Financial Corp. 4.85%, 6/6/2029	1,712,000	1,703,714
Zions Bancorp NA:
3.25%, 10/29/2029 (a)	1,172,000	1,103,227
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	1,229,000	1,230,217
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	1,818,000	1,932,879
		2,888,013,756
Security Description	Principal Amount	Value
BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	$3,477,000	$3,394,873
4.75%, 1/23/2029	6,385,000	6,516,212
4.90%, 1/23/2031 (a)	1,594,000	1,651,177
5.00%, 6/15/2034 (a)	984,000	1,017,505
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,915,000	1,940,623
Coca-Cola Co.:
1.00%, 3/15/2028	1,920,000	1,812,883
1.38%, 3/15/2031 (a)	2,095,000	1,837,692
1.45%, 6/1/2027	2,347,000	2,277,388
1.50%, 3/5/2028	633,000	604,749
2.00%, 3/5/2031	1,590,000	1,440,842
2.13%, 9/6/2029	1,657,000	1,560,264
2.25%, 1/5/2032 (a)	4,829,000	4,364,547
2.90%, 5/25/2027	2,524,000	2,499,542
3.45%, 3/25/2030	2,595,000	2,545,747
4.65%, 8/14/2034 (a)	555,000	566,366
5.00%, 5/13/2034	1,707,000	1,779,155
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	1,709,000	1,767,978
5.45%, 6/1/2034	1,313,000	1,373,385
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	2,212,000	1,864,141
2.75%, 1/22/2030	2,095,000	1,979,817
5.10%, 5/6/2035	145,000	146,839
Constellation Brands, Inc.:
2.25%, 8/1/2031 (a)	2,059,000	1,826,539
3.15%, 8/1/2029	2,090,000	2,014,635
3.50%, 5/9/2027	4,442,000	4,411,217
3.60%, 2/15/2028	3,734,000	3,699,610
4.35%, 5/9/2027	2,794,000	2,804,952
4.65%, 11/15/2028	112,000	113,539
4.75%, 5/9/2032 (a)	1,381,000	1,387,007
4.80%, 1/15/2029	453,000	460,099
4.80%, 5/1/2030 (a)	1,733,000	1,761,577
4.90%, 5/1/2033	1,351,000	1,357,012
4.95%, 11/1/2035 (a)	1,963,000	1,942,251
Diageo Capital PLC:
2.00%, 4/29/2030	1,965,000	1,797,071
2.13%, 4/29/2032 (a)	1,299,000	1,130,741
2.38%, 10/24/2029	1,227,000	1,153,625
3.88%, 5/18/2028	1,567,000	1,563,631
5.30%, 10/24/2027 (a)	1,455,000	1,490,778
5.50%, 1/24/2033	1,705,000	1,796,985
5.63%, 10/5/2033	1,662,000	1,768,285
Diageo Investment Corp.:
5.13%, 8/15/2030	1,932,000	2,002,016
5.63%, 4/15/2035	1,208,000	1,278,523
7.45%, 4/15/2035	1,663,000	1,996,365
Keurig Dr. Pepper, Inc.:
Series 31, 2.25%, 3/15/2031 (a)	1,080,000	962,636

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 5/1/2030	$1,361,000	$1,292,773
4.05%, 4/15/2032	1,701,000	1,636,362
4.35%, 5/15/2028	4,120,000	4,131,536
4.60%, 5/25/2028	2,198,000	2,215,122
4.60%, 5/15/2030	2,395,000	2,408,053
5.10%, 3/15/2027	1,965,000	1,985,495
5.15%, 5/15/2035 (a)	1,755,000	1,760,458
Series 10, 5.20%, 3/15/2031 (a)	1,503,000	1,544,408
5.30%, 3/15/2034	1,275,000	1,300,066
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	2,499,000	2,539,384
4.65%, 2/16/2027	1,052,000	1,061,794
4.70%, 2/16/2034	1,412,000	1,424,764
PepsiCo, Inc.:
1.63%, 5/1/2030	1,813,000	1,642,578
1.95%, 10/21/2031	2,124,000	1,888,661
2.63%, 3/19/2027	1,790,000	1,767,768
2.63%, 7/29/2029 (a)	4,047,000	3,864,642
2.75%, 3/19/2030	2,357,000	2,239,103
3.00%, 10/15/2027	1,729,000	1,711,727
3.60%, 2/18/2028 (a)	1,406,000	1,402,851
3.90%, 7/18/2032	2,101,000	2,064,275
4.10%, 1/15/2029	1,802,000	1,811,911
4.30%, 7/23/2030 (a)	1,657,000	1,673,901
4.40%, 2/7/2027 (a)	1,013,000	1,020,679
4.45%, 2/7/2028	1,077,000	1,092,143
4.45%, 5/15/2028	1,164,000	1,181,937
4.45%, 2/15/2033 (a)	1,844,000	1,875,569
4.50%, 7/17/2029 (a)	1,574,000	1,604,630
4.60%, 2/7/2030	1,894,000	1,936,956
4.65%, 7/23/2032 (a)	1,612,000	1,643,031
4.80%, 7/17/2034 (a)	1,624,000	1,658,575
5.00%, 2/7/2035 (a)	2,265,000	2,334,196
5.00%, 7/23/2035	2,281,000	2,330,566
7.00%, 3/1/2029	1,590,000	1,733,704
		143,440,437
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	4,316,000	4,067,744
2.00%, 1/15/2032	1,447,000	1,261,335
2.20%, 2/21/2027	3,490,000	3,423,725
2.30%, 2/25/2031	2,163,000	1,961,668
2.45%, 2/21/2030 (a)	1,928,000	1,798,689
3.00%, 2/22/2029	1,805,000	1,749,135
3.20%, 11/2/2027	2,155,000	2,128,709
3.35%, 2/22/2032	1,898,000	1,787,783
4.05%, 8/18/2029	2,127,000	2,125,086
4.20%, 3/1/2033	1,499,000	1,464,913
5.15%, 3/2/2028	7,100,000	7,264,862
5.25%, 3/2/2030	5,351,500	5,551,807
5.25%, 3/2/2033	8,338,000	8,637,001
Biogen, Inc.:
2.25%, 5/1/2030	2,357,000	2,165,211
Security Description	Principal Amount	Value
5.05%, 1/15/2031 (a)	$1,339,000	$1,381,714
5.75%, 5/15/2035 (a)	1,349,000	1,420,740
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,709,000	1,693,653
3.70%, 3/15/2032 (a)	1,726,000	1,628,947
Gilead Sciences, Inc.:
1.20%, 10/1/2027	1,862,000	1,783,684
1.65%, 10/1/2030	1,589,000	1,423,522
2.95%, 3/1/2027	3,704,000	3,668,145
4.80%, 11/15/2029 (a)	1,381,000	1,419,654
5.10%, 6/15/2035	510,000	522,643
5.25%, 10/15/2033 (a)	3,313,000	3,481,400
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,822,000	1,651,825
4.75%, 12/12/2030	1,576,000	1,591,665
5.75%, 12/13/2027	400,000	411,804
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	2,336,000	2,082,661
Royalty Pharma PLC:
1.75%, 9/2/2027	1,900,000	1,829,966
2.15%, 9/2/2031 (a)	1,608,000	1,415,040
2.20%, 9/2/2030 (a)	1,762,000	1,597,975
4.45%, 3/25/2031 (a)	1,824,000	1,818,528
5.15%, 9/2/2029	500,000	513,655
5.20%, 9/25/2035 (a)	1,475,000	1,483,393
5.40%, 9/2/2034	1,232,000	1,262,147
		79,470,429
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	1,173,000	1,131,992
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	1,164,000	1,134,469
2.05%, 5/15/2030	1,705,000	1,567,901
4.30%, 6/11/2028	1,540,000	1,555,277
4.60%, 2/8/2029 (a)	1,870,000	1,903,155
4.75%, 2/8/2031	1,479,000	1,518,060
4.80%, 3/3/2033	1,357,000	1,381,738
4.85%, 2/8/2034 (a)	1,765,000	1,794,281
4.90%, 10/11/2032 (a)	1,042,000	1,072,854
Albemarle Corp.:
4.65%, 6/1/2027 (a)	3,651,000	3,675,279
5.05%, 6/1/2032 (a)	1,457,000	1,467,403
Cabot Corp.:
4.00%, 7/1/2029	30,000	29,684
5.00%, 6/30/2032	1,594,000	1,621,496
CF Industries, Inc.:
5.15%, 3/15/2034 (a)	1,670,000	1,677,882
5.30%, 11/26/2035	1,616,000	1,611,928
Dow Chemical Co.:
2.10%, 11/15/2030	1,597,000	1,414,191
4.25%, 10/1/2034	1,798,000	1,642,383
4.80%, 11/30/2028 (a)	237,000	240,524

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 1/15/2031	$1,938,000	$1,926,721
5.15%, 2/15/2034 (a)	1,945,000	1,932,669
5.35%, 3/15/2035 (a)	1,348,000	1,333,873
6.30%, 3/15/2033 (a)	1,658,000	1,757,513
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	400,000	406,288
4.73%, 11/15/2028 (b)	1,926,000	1,948,515
Eastman Chemical Co.:
4.50%, 12/1/2028	1,526,000	1,539,414
5.00%, 8/1/2029 (a)	1,026,000	1,047,177
5.63%, 2/20/2034 (a)	1,511,000	1,559,730
5.75%, 3/8/2033	805,000	844,695
Ecolab, Inc.:
1.65%, 2/1/2027	1,466,000	1,433,118
2.13%, 2/1/2032	1,555,000	1,372,909
4.30%, 6/15/2028	1,548,000	1,563,759
5.00%, 9/1/2035	1,210,000	1,233,716
5.25%, 1/15/2028	2,460,000	2,526,617
EIDP, Inc.:
2.30%, 7/15/2030	100,000	92,483
4.80%, 5/15/2033	1,781,000	1,779,255
5.13%, 5/15/2032	1,183,000	1,214,054
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	897,000	903,109
Linde, Inc. 1.10%, 8/10/2030 (a)	1,322,000	1,160,690
Lubrizol Corp. 6.50%, 10/1/2034	1,415,000	1,596,247
LYB International Finance II BV 3.50%, 3/2/2027	14,000	13,932
LYB International Finance III LLC:
2.25%, 10/1/2030 (a)	100,000	89,127
5.13%, 1/15/2031 (a)	500,000	502,065
5.50%, 3/1/2034 (a)	4,557,000	4,507,967
5.63%, 5/15/2033 (a)	1,374,000	1,394,692
6.15%, 5/15/2035 (a)	1,893,000	1,943,164
Mosaic Co.:
4.05%, 11/15/2027	1,654,000	1,654,066
4.35%, 1/15/2029	1,728,000	1,732,631
4.60%, 11/15/2030	1,458,000	1,461,514
5.38%, 11/15/2028	14,000	14,433
5.45%, 11/15/2033 (a)	1,318,000	1,354,311
NewMarket Corp. 2.70%, 3/18/2031	1,483,000	1,356,515
Nutrien Ltd.:
4.13%, 3/15/2035	425,000	392,993
4.20%, 4/1/2029	255,000	254,656
4.50%, 3/12/2027	1,395,000	1,403,105
4.90%, 3/27/2028	1,788,000	1,819,737
5.20%, 6/21/2027 (a)	1,408,000	1,431,401
5.25%, 3/12/2032	1,325,000	1,365,002
5.40%, 6/21/2034 (a)	1,330,000	1,371,376
PPG Industries, Inc.:
2.55%, 6/15/2030	1,735,000	1,615,823
Security Description	Principal Amount	Value
2.80%, 8/15/2029	$568,000	$542,610
3.75%, 3/15/2028 (a)	784,000	782,361
4.38%, 3/15/2031	1,708,000	1,706,702
Rohm & Haas Co. 7.85%, 7/15/2029	1,850,000	2,053,981
RPM International, Inc.:
2.95%, 1/15/2032	19,000	17,203
3.75%, 3/15/2027	2,349,000	2,338,265
4.55%, 3/1/2029	1,660,000	1,678,144
Sherwin-Williams Co.:
2.20%, 3/15/2032	834,000	731,059
2.30%, 5/15/2030	1,767,000	1,628,750
2.95%, 8/15/2029 (a)	1,678,000	1,609,420
3.45%, 6/1/2027	1,193,000	1,184,410
4.30%, 8/15/2028	4,791,000	4,823,627
4.55%, 3/1/2028	1,822,000	1,843,263
4.80%, 9/1/2031 (a)	435,000	445,270
5.15%, 8/15/2035 (a)	1,027,000	1,045,599
Westlake Corp.:
3.38%, 6/15/2030 (a)	1,323,000	1,262,433
5.55%, 11/15/2035 (a)	1,358,000	1,359,263
		105,211,927
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,907,000	1,686,684
1.70%, 5/15/2028 (a)	1,730,000	1,652,098
4.45%, 9/9/2034 (a)	1,646,000	1,640,683
4.75%, 5/8/2032	2,357,000	2,416,326
Block Financial LLC:
2.50%, 7/15/2028 (a)	1,902,000	1,814,850
3.88%, 8/15/2030	616,000	593,165
5.38%, 9/15/2032	2,243,000	2,257,804
Cintas Corp. No. 2:
4.00%, 5/1/2032	2,357,000	2,304,345
4.20%, 5/1/2028 (a)	140,000	140,707
Cornell University:
Series 2025, 4.17%, 6/15/2030	1,793,000	1,800,118
Series 2025, 4.73%, 6/15/2035	1,008,000	1,011,588
4.84%, 6/15/2034 (a)	728,000	740,303
Emory University Series 2020, 2.14%, 9/1/2030	1,557,000	1,425,496
Equifax, Inc.:
2.35%, 9/15/2031	1,523,000	1,354,861
3.10%, 5/15/2030	1,350,000	1,278,369
4.80%, 9/15/2029 (a)	1,529,000	1,554,290
5.10%, 12/15/2027	1,588,500	1,619,333
5.10%, 6/1/2028	1,674,000	1,710,778
Global Payments, Inc.:
2.15%, 1/15/2027	210,000	205,527
2.90%, 5/15/2030	1,787,000	1,656,335
2.90%, 11/15/2031	1,765,000	1,581,634

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 8/15/2029	$1,610,000	$1,535,409
4.45%, 6/1/2028	2,851,000	2,850,601
4.50%, 11/15/2028	2,263,000	2,267,616
4.88%, 11/15/2030	3,424,000	3,427,184
4.95%, 8/15/2027	2,614,000	2,644,348
5.20%, 11/15/2032	1,739,000	1,738,670
5.30%, 8/15/2029	1,501,000	1,536,003
5.40%, 8/15/2032 (a)	1,359,000	1,381,845
5.55%, 11/15/2035	3,340,000	3,321,897
GXO Logistics, Inc. 6.25%, 5/6/2029 (a)	1,299,000	1,368,847
J Paul Getty Trust 4.91%, 4/1/2035	1,658,000	1,690,016
Johns Hopkins University Series A, 4.71%, 7/1/2032	1,390,000	1,412,713
Leland Stanford Junior University:
1.29%, 6/1/2027	242,000	234,065
4.68%, 3/1/2035 (a)	998,000	1,006,034
Moody's Corp.:
3.25%, 1/15/2028	2,111,000	2,083,515
4.25%, 2/1/2029	236,000	237,491
4.25%, 8/8/2032	1,703,000	1,680,691
5.00%, 8/5/2034 (a)	776,000	791,147
PayPal Holdings, Inc.:
2.30%, 6/1/2030	1,513,000	1,401,840
2.85%, 10/1/2029 (a)	2,764,000	2,648,824
3.90%, 6/1/2027 (a)	1,977,000	1,980,816
4.40%, 6/1/2032 (a)	1,996,000	1,994,423
4.45%, 3/6/2028	1,665,000	1,685,363
5.10%, 4/1/2035 (a)	1,594,000	1,622,708
5.15%, 6/1/2034 (a)	1,751,000	1,794,407
President & Fellows of Harvard College:
4.61%, 2/15/2035 (a)	305,000	307,900
4.89%, 3/15/2030 (a)	1,827,000	1,885,994
Quanta Services, Inc.:
2.35%, 1/15/2032 (a)	1,636,000	1,442,036
4.30%, 8/9/2028	1,530,000	1,538,094
4.50%, 1/15/2031	1,289,000	1,290,276
4.75%, 8/9/2027	1,882,000	1,905,939
5.10%, 8/9/2035	1,644,000	1,649,014
5.25%, 8/9/2034	1,419,000	1,457,455
RELX Capital, Inc.:
3.00%, 5/22/2030	2,063,000	1,963,501
4.00%, 3/18/2029	1,733,000	1,727,212
4.75%, 3/27/2030	778,000	793,148
4.75%, 5/20/2032	1,404,000	1,427,391
5.25%, 3/27/2035	1,214,000	1,254,390
Rollins, Inc. 5.25%, 2/24/2035	775,000	791,275
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,555,000	1,367,405
2.45%, 3/1/2027	2,037,000	2,005,243
2.50%, 12/1/2029 (a)	1,351,000	1,274,763
2.70%, 3/1/2029	2,091,000	2,010,873
Security Description	Principal Amount	Value
2.90%, 3/1/2032	$2,516,000	$2,320,658
2.95%, 1/22/2027	597,000	591,406
4.25%, 5/1/2029 (a)	1,926,000	1,936,593
4.25%, 1/15/2031 (a) (b)	5,473,000	5,474,697
4.75%, 8/1/2028	2,405,000	2,450,286
4.80%, 12/4/2035 (b)	1,458,000	1,454,472
5.25%, 9/15/2033 (a)	1,374,000	1,442,425
TR Finance LLC 5.50%, 8/15/2035	820,000	851,955
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,899,000	1,722,659
Trustees of Dartmouth College 4.27%, 6/1/2030	1,422,000	1,434,272
Trustees of Princeton University 4.65%, 7/1/2030 (a)	1,019,000	1,042,936
UL Solutions, Inc. 6.50%, 10/20/2028	1,752,000	1,850,760
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,772,000	1,767,517
4.50%, 8/15/2030 (a)	1,585,000	1,600,850
5.25%, 6/5/2034	632,000	646,839
5.25%, 3/15/2035	1,368,000	1,392,556
5.75%, 4/1/2033	1,486,000	1,573,719
Yale University:
Series 2020, 1.48%, 4/15/2030	1,373,000	1,237,910
Series 2025, 4.70%, 4/15/2032 (a)	1,953,000	2,011,121
		133,677,307
COMPUTERS — 1.2%
Amdocs Ltd. 2.54%, 6/15/2030	1,873,000	1,717,616
Apple, Inc.:
1.20%, 2/8/2028	4,295,000	4,084,502
1.25%, 8/20/2030	2,169,000	1,924,510
1.40%, 8/5/2028 (a)	6,863,000	6,484,162
1.65%, 5/11/2030 (a)	3,141,000	2,857,368
1.65%, 2/8/2031	5,420,000	4,835,995
1.70%, 8/5/2031 (a)	1,457,000	1,290,844
2.20%, 9/11/2029	3,042,000	2,869,701
2.90%, 9/12/2027 (a)	3,566,000	3,522,994
3.00%, 6/20/2027	8,189,000	8,121,277
3.00%, 11/13/2027 (a)	3,306,000	3,275,486
3.20%, 5/11/2027 (a)	3,147,000	3,130,478
3.25%, 8/8/2029 (a)	1,422,000	1,396,674
3.35%, 2/9/2027	7,851,000	7,828,782
3.35%, 8/8/2032 (a)	2,957,000	2,832,008
CGI, Inc. 2.30%, 9/14/2031	1,796,000	1,592,729
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	1,564,000	1,598,924
5.30%, 10/1/2029	2,496,000	2,576,072

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 2/1/2033	$1,748,000	$1,842,392
6.10%, 7/15/2027	3,210,000	3,297,472
6.20%, 7/15/2030	1,655,000	1,766,812
Dell, Inc. 7.10%, 4/15/2028	1,644,000	1,746,175
DXC Technology Co. 2.38%, 9/15/2028 (a)	1,858,000	1,751,982
Fortinet, Inc. 2.20%, 3/15/2031	943,000	845,296
HP, Inc.:
2.65%, 6/17/2031	1,794,000	1,616,932
3.00%, 6/17/2027	1,380,000	1,359,038
4.20%, 4/15/2032	1,625,000	1,576,851
4.75%, 1/15/2028	1,708,000	1,728,684
5.50%, 1/15/2033 (a)	1,976,000	2,039,054
International Business Machines Corp.:
1.70%, 5/15/2027	2,389,000	2,322,036
1.95%, 5/15/2030	2,189,000	1,995,186
2.20%, 2/9/2027	1,856,000	1,822,314
2.72%, 2/9/2032	1,883,000	1,706,017
3.30%, 1/27/2027	2,035,000	2,022,200
3.50%, 5/15/2029	1,258,000	1,232,991
4.15%, 7/27/2027	295,000	296,640
4.40%, 7/27/2032 (a)	1,641,000	1,636,848
4.50%, 2/6/2028	790,000	797,845
4.75%, 2/6/2033 (a)	1,445,000	1,466,863
5.88%, 11/29/2032	3,621,000	3,904,814
6.22%, 8/1/2027	1,833,000	1,900,968
6.50%, 1/15/2028	4,035,000	4,235,983
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	104,000	99,706
3.15%, 10/15/2031	1,232,000	1,124,730
Leidos, Inc.:
2.30%, 2/15/2031	1,521,000	1,367,105
4.38%, 5/15/2030 (a)	1,739,000	1,736,722
5.75%, 3/15/2033	1,701,000	1,802,345
NetApp, Inc.:
2.38%, 6/22/2027	616,000	602,171
2.70%, 6/22/2030	1,337,000	1,245,669
Teledyne FLIR LLC 2.50%, 8/1/2030	1,856,000	1,717,375
Western Digital Corp.:
2.85%, 2/1/2029 (a)	11,518,000	11,015,239
3.10%, 2/1/2032 (a)	1,938,000	1,786,565
		129,349,142
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027	1,669,000	1,679,999
4.70%, 4/7/2028 (a)	2,047,000	2,070,540
4.95%, 4/7/2030 (a)	1,724,000	1,762,600
5.40%, 4/7/2035 (a)	968,000	998,298
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,724,000	1,504,311
2.75%, 3/1/2030 (a)	1,482,000	1,397,808
Security Description	Principal Amount	Value
3.75%, 12/1/2027	$1,824,000	$1,814,625
Carrier Global Corp.:
2.49%, 2/15/2027	1,834,000	1,804,069
2.70%, 2/15/2031	1,844,000	1,708,521
2.72%, 2/15/2030	2,968,000	2,795,797
5.90%, 3/15/2034	1,756,000	1,884,469
CRH America Finance, Inc.:
4.40%, 2/9/2031	1,478,000	1,478,828
5.40%, 5/21/2034	1,839,000	1,907,687
5.50%, 1/9/2035 (a)	1,997,000	2,080,954
CRH SMW Finance DAC:
5.13%, 1/9/2030	2,385,000	2,458,053
5.20%, 5/21/2029	1,899,000	1,960,224
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,532,000	1,391,562
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (a)	505,000	485,497
4.00%, 3/25/2032	1,997,000	1,914,684
5.88%, 6/1/2033	1,768,000	1,869,589
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	368,000	328,127
2.00%, 9/16/2031	1,443,000	1,270,994
4.90%, 12/1/2032	1,425,000	1,450,550
5.50%, 4/19/2029	1,513,000	1,575,320
Lennox International, Inc. 5.50%, 9/15/2028	1,195,000	1,233,718
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,858,000	1,675,377
Series CB, 2.50%, 3/15/2030	53,000	49,372
3.45%, 6/1/2027	523,000	519,752
3.50%, 12/15/2027	1,737,000	1,723,139
5.15%, 12/1/2034	1,684,000	1,717,663
Masco Corp.:
1.50%, 2/15/2028	1,687,000	1,596,695
2.00%, 10/1/2030	300,000	268,068
2.00%, 2/15/2031	1,435,000	1,268,827
3.50%, 11/15/2027	200,000	197,912
Mohawk Industries, Inc. 5.85%, 9/18/2028	1,670,000	1,736,299
Owens Corning:
3.88%, 6/1/2030 (a)	1,471,000	1,444,345
3.95%, 8/15/2029	285,000	282,444
5.50%, 6/15/2027 (a)	1,518,000	1,549,316
5.70%, 6/15/2034 (a)	1,910,000	2,005,997
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	1,639,000	1,628,068
5.10%, 6/13/2034	410,000	419,922
5.25%, 3/3/2033	1,777,000	1,851,207
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,659,000	1,653,558

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Vulcan Materials Co.:
3.90%, 4/1/2027 (a)	$173,000	$172,991
4.95%, 12/1/2029	1,454,000	1,492,444
5.35%, 12/1/2034 (a)	1,259,000	1,305,835
		65,386,055
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	2,551,000	2,603,346
5.00%, 3/22/2030	1,673,000	1,725,331
5.05%, 3/22/2028	1,939,000	1,981,154
Unilever Capital Corp.:
4.88%, 9/8/2028	1,637,000	1,679,202
5.00%, 12/8/2033	1,769,000	1,832,189
		9,821,222
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	1,717,000	1,774,108
6.25%, 6/15/2033 (a)	1,381,000	1,478,222
WW Grainger, Inc. 4.45%, 9/15/2034	784,000	777,438
		4,029,768
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	3,443,000	3,338,057
3.30%, 1/30/2032	7,110,000	6,578,883
3.40%, 10/29/2033	2,590,000	2,343,354
3.65%, 7/21/2027	1,435,000	1,426,247
3.88%, 1/23/2028	5,473,000	5,447,003
4.38%, 11/15/2030	2,501,000	2,493,922
4.63%, 10/15/2027	456,000	459,917
4.63%, 9/10/2029	2,494,000	2,519,140
4.88%, 4/1/2028	1,347,000	1,369,347
4.95%, 9/10/2034	1,810,000	1,808,534
5.00%, 11/15/2035	615,000	608,475
5.10%, 1/19/2029	2,899,000	2,963,735
5.30%, 1/19/2034 (a)	1,923,000	1,968,787
5.38%, 12/15/2031	1,853,000	1,922,877
5.75%, 6/6/2028	3,491,000	3,615,349
6.15%, 9/30/2030	87,000	93,168
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c)	2,432,000	2,509,484
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (c)	4,543,000	4,765,198
Affiliated Managers Group, Inc.:
5.50%, 8/20/2034	1,270,000	1,299,591
5.50%, 2/15/2036	1,140,000	1,140,718
Air Lease Corp.:
2.10%, 9/1/2028	50,000	47,083
2.20%, 1/15/2027 (a)	345,000	337,972
Series MTN, 2.88%, 1/15/2032 (a)	1,531,000	1,372,664
Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/1/2030	$1,639,000	$1,537,333
3.13%, 12/1/2030 (a)	1,542,000	1,430,066
3.63%, 4/1/2027 (a)	205,000	203,479
5.10%, 3/1/2029	500,000	507,695
Series MTN, 5.20%, 7/15/2031	1,579,000	1,604,138
5.30%, 2/1/2028	2,214,000	2,254,184
5.85%, 12/15/2027	102,000	104,966
Ally Financial, Inc.:
2.20%, 11/2/2028	1,658,000	1,568,534
4.75%, 6/9/2027	997,000	1,005,375
SOFR + 1.73%, 5.54%, 1/17/2031 (a) (c)	1,253,000	1,282,095
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	1,669,000	1,681,401
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	1,844,000	1,889,879
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	1,496,000	1,550,589
6.70%, 2/14/2033 (a)	469,000	491,606
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	1,800,000	1,909,440
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	1,391,000	1,467,714
7.10%, 11/15/2027 (a)	1,708,000	1,794,322
8.00%, 11/1/2031	6,007,000	6,817,548
American Express Co.:
2.55%, 3/4/2027 (a)	3,988,000	3,931,331
3.30%, 5/3/2027	2,708,000	2,690,398
4.05%, 5/3/2029	1,825,000	1,830,384
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	18,121,000	18,249,115
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	2,318,000	2,300,800
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	3,019,000	3,065,372
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	11,522,000	11,389,497
SOFR + 1.22%, 4.92%, 7/20/2033 (a) (c)	3,470,000	3,531,488
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	1,711,000	1,740,241
SOFR + 1.44%, 5.02%, 4/25/2031 (a) (c)	2,611,000	2,689,591
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	2,334,000	2,372,721
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	2,099,000	2,150,593
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	2,621,000	2,702,487
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	4,185,000	4,234,132
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	4,608,000	4,744,581
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	4,564,000	4,703,476

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	$3,079,000	$3,197,080
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	1,215,000	1,267,913
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	1,590,000	1,660,564
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	2,307,000	2,437,507
5.85%, 11/5/2027	1,889,000	1,953,793
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	1,138,000	1,209,341
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,632,000	1,782,780
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,765,000	1,755,098
Ameriprise Financial, Inc.:
4.50%, 5/13/2032 (a)	1,729,000	1,744,578
5.20%, 4/15/2035	1,523,000	1,555,409
5.70%, 12/15/2028	970,000	1,017,627
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	781,000	747,839
Apollo Global Management, Inc.:
4.60%, 1/15/2031	2,216,000	2,229,473
5.15%, 8/12/2035	2,081,000	2,084,350
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	2,395,000	2,374,355
6.38%, 11/15/2033 (a)	1,912,000	2,100,122
ARES Management Corp. 6.38%, 11/10/2028	1,741,000	1,843,266
BGC Group, Inc.:
6.15%, 4/2/2030 (a)	1,936,000	2,005,076
6.60%, 6/10/2029	1,876,000	1,957,794
8.00%, 5/25/2028	1,706,000	1,822,196
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	1,430,000	1,449,620
4.70%, 3/14/2029	3,079,000	3,147,939
4.90%, 1/8/2035 (a)	1,381,000	1,409,891
5.00%, 3/14/2034	2,115,000	2,186,656
Blackrock, Inc.:
1.90%, 1/28/2031 (a)	2,134,000	1,917,527
2.10%, 2/25/2032	3,167,000	2,797,126
2.40%, 4/30/2030 (a)	1,930,000	1,807,599
4.75%, 5/25/2033	2,209,000	2,258,128
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030	1,453,000	1,453,334
5.00%, 12/6/2034	1,020,000	1,029,241
Blue Owl Finance LLC:
3.13%, 6/10/2031	1,884,000	1,706,866
4.38%, 2/15/2032	1,192,000	1,132,317
6.25%, 4/18/2034 (a)	1,492,000	1,539,192
Security Description	Principal Amount	Value
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	$1,566,000	$1,577,949
5.80%, 4/24/2035 (a)	1,409,000	1,473,476
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,953,000	2,089,573
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,840,000	1,613,386
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,264,000	1,157,786
3.90%, 1/25/2028	2,004,000	1,997,848
4.35%, 4/15/2030 (a)	1,238,000	1,242,865
4.85%, 3/29/2029	2,045,000	2,077,331
6.35%, 1/5/2034	1,475,000	1,601,614
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,799,000	1,575,258
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	1,357,000	1,217,405
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	2,115,000	2,052,459
3.65%, 5/11/2027 (a)	1,129,000	1,123,840
3.75%, 3/9/2027	4,245,000	4,232,902
3.80%, 1/31/2028	3,970,000	3,953,683
4.10%, 2/9/2027	958,000	958,594
SOFR + 1.25%, 4.49%, 9/11/2031 (a) (c)	1,860,000	1,856,206
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	2,538,000	2,568,075
SOFR + 1.63%, 5.20%, 9/11/2036 (a) (c)	2,728,000	2,714,906
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (c)	1,629,000	1,680,297
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	2,171,000	2,226,339
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	1,855,000	1,922,114
SOFR + 2.08%, 5.47%, 2/1/2029 (a) (c)	1,797,000	1,845,465
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	1,775,000	1,845,113
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	2,120,000	2,219,894
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	1,440,000	1,515,226
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	1,849,000	1,965,432
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	9,758,000	10,199,354
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	2,945,000	3,090,836
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	3,555,000	3,843,559
6.70%, 11/29/2032	1,725,000	1,909,144
SOFR + 3.07%, 7.62%, 10/30/2031 (a) (c)	3,205,000	3,621,201

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	$1,770,000	$2,086,706
Carlyle Group, Inc. 5.05%, 9/19/2035	1,443,000	1,423,750
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	1,570,000	1,393,720
3.00%, 3/16/2032	1,677,000	1,549,498
3.65%, 1/12/2027	426,000	425,097
Charles Schwab Corp.:
1.65%, 3/11/2031 (a)	1,447,000	1,269,844
1.95%, 12/1/2031	1,728,000	1,513,763
2.00%, 3/20/2028	2,437,000	2,344,394
2.30%, 5/13/2031	1,740,000	1,575,466
2.45%, 3/3/2027	2,438,000	2,401,430
2.75%, 10/1/2029	1,623,000	1,546,800
2.90%, 3/3/2032	1,716,000	1,571,581
3.20%, 3/2/2027	1,726,000	1,712,762
3.20%, 1/25/2028 (a)	1,930,000	1,903,443
3.25%, 5/22/2029 (a)	1,713,000	1,668,599
3.30%, 4/1/2027	1,960,000	1,947,574
4.00%, 2/1/2029 (a)	1,438,000	1,442,860
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	1,475,000	1,472,389
4.63%, 3/22/2030	1,861,000	1,902,128
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	2,008,000	1,999,225
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	2,086,000	2,165,456
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	2,378,000	2,545,911
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	2,862,000	3,119,151
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	2,490,000	2,633,225
CME Group, Inc.:
2.65%, 3/15/2032	1,754,000	1,604,015
3.75%, 6/15/2028	200,000	200,248
4.40%, 3/15/2030 (a)	1,997,000	2,026,456
Credit Suisse USA LLC 7.13%, 7/15/2032	4,307,000	4,919,025
Eaton Vance Corp. 3.50%, 4/6/2027	1,612,000	1,603,924
Enact Holdings, Inc. 6.25%, 5/28/2029	1,747,000	1,828,358
Franklin Resources, Inc. 1.60%, 10/30/2030	1,718,000	1,524,759
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	1,462,000	1,481,679
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	2,643,000	2,254,558
2.10%, 6/15/2030	1,891,000	1,736,657
3.10%, 9/15/2027	1,970,000	1,946,399
3.63%, 9/1/2028 (a)	4,362,000	4,331,379
3.75%, 9/21/2028	3,344,000	3,328,250
3.95%, 12/1/2028	1,138,000	1,140,720
Security Description	Principal Amount	Value
4.00%, 9/15/2027 (a)	$2,701,000	$2,708,050
4.20%, 3/15/2031	1,931,000	1,932,526
4.35%, 6/15/2029	2,426,000	2,451,036
4.60%, 3/15/2033	2,689,000	2,720,596
5.25%, 6/15/2031	813,000	851,260
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	1,591,000	1,617,411
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	2,009,000	1,783,429
2.75%, 10/15/2032	1,618,000	1,408,598
4.15%, 1/23/2030	1,609,000	1,587,761
4.85%, 1/15/2027	1,603,000	1,613,580
5.88%, 7/21/2028	2,204,000	2,291,477
6.20%, 4/14/2034 (a)	2,347,000	2,477,916
6.45%, 6/8/2027 (a)	1,841,000	1,900,427
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	1,452,000	1,452,450
Lazard Group LLC:
4.38%, 3/11/2029	1,123,000	1,125,392
4.50%, 9/19/2028	545,000	549,191
5.63%, 8/1/2035 (a)	1,477,000	1,511,591
6.00%, 3/15/2031	1,342,000	1,419,715
LPL Holdings, Inc.:
4.90%, 4/3/2028 (a)	1,489,000	1,510,620
5.15%, 6/15/2030	1,773,000	1,809,364
5.20%, 3/15/2030	1,862,000	1,905,794
5.65%, 3/15/2035	300,000	307,599
5.70%, 5/20/2027	348,000	354,744
5.75%, 6/15/2035	1,234,000	1,270,341
6.00%, 5/20/2034 (a)	1,765,000	1,856,445
6.75%, 11/17/2028	1,593,000	1,700,512
Marex Group PLC:
5.83%, 5/8/2028	1,895,000	1,925,718
6.40%, 11/4/2029	668,000	692,950
Mastercard, Inc.:
1.90%, 3/15/2031	1,526,000	1,368,883
2.00%, 11/18/2031 (a)	1,521,000	1,355,150
2.95%, 6/1/2029	1,196,000	1,158,685
3.30%, 3/26/2027	1,426,000	1,418,941
3.35%, 3/26/2030 (a)	2,362,000	2,307,863
3.50%, 2/26/2028	1,382,000	1,377,384
4.10%, 1/15/2028	3,070,000	3,093,393
4.35%, 1/15/2032	1,348,000	1,355,239
4.55%, 3/15/2028	1,882,000	1,913,994
4.55%, 1/15/2035	1,245,000	1,245,772
4.85%, 3/9/2033 (a)	1,902,000	1,954,761
4.88%, 3/9/2028 (a)	1,886,000	1,928,907
4.88%, 5/9/2034	1,947,000	1,998,459
4.95%, 3/15/2032	1,302,000	1,349,015
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	2,073,000	1,838,171
5.55%, 2/15/2034 (a)	1,618,000	1,699,838
Nomura Holdings, Inc.:
2.17%, 7/14/2028	215,000	204,555

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.33%, 1/22/2027	$2,320,000	$2,279,145
2.61%, 7/14/2031	1,946,000	1,758,289
2.68%, 7/16/2030	1,517,000	1,401,556
2.71%, 1/22/2029	1,449,000	1,382,578
3.00%, 1/22/2032	292,000	265,040
3.10%, 1/16/2030	2,345,000	2,226,601
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	4,283,000	4,233,317
5.39%, 7/6/2027 (a)	1,332,000	1,355,203
5.49%, 6/29/2035 (a)	1,292,000	1,330,980
5.59%, 7/2/2027	1,729,000	1,765,880
5.61%, 7/6/2029	782,000	812,967
5.78%, 7/3/2034 (a)	1,912,000	2,017,982
5.84%, 1/18/2028	2,655,000	2,737,730
6.07%, 7/12/2028	1,926,000	2,009,011
6.09%, 7/12/2033 (a)	1,184,000	1,275,630
6.18%, 1/18/2033 (a)	1,369,000	1,479,259
ORIX Corp.:
2.25%, 3/9/2031	1,238,000	1,114,423
3.70%, 7/18/2027 (a)	1,337,000	1,330,823
4.00%, 4/13/2032	908,000	881,668
4.45%, 9/9/2030	1,690,000	1,691,741
5.00%, 9/13/2027 (a)	1,733,000	1,762,773
5.20%, 9/13/2032 (a)	1,092,000	1,126,496
5.40%, 2/25/2035 (a)	1,102,000	1,136,438
Radian Group, Inc. 6.20%, 5/15/2029 (a)	2,024,000	2,121,213
Raymond James Financial, Inc. 4.90%, 9/11/2035 (a)	1,711,000	1,702,000
Stifel Financial Corp. 4.00%, 5/15/2030	1,622,000	1,586,786
Synchrony Financial:
2.88%, 10/28/2031 (a)	1,507,000	1,351,312
3.95%, 12/1/2027 (a)	1,883,000	1,875,242
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	1,107,000	1,120,660
5.15%, 3/19/2029	1,990,000	2,017,064
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (c)	1,307,000	1,339,218
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (c)	1,390,000	1,446,212
SOFR + 2.07%, 6.00%, 7/29/2036 (c)	1,676,000	1,720,598
TPG Operating Group II LP 5.88%, 3/5/2034 (a)	1,854,000	1,935,965
Visa, Inc.:
0.75%, 8/15/2027	678,000	648,982
1.10%, 2/15/2031 (a)	1,934,000	1,686,158
1.90%, 4/15/2027	3,593,000	3,521,499
2.05%, 4/15/2030 (a)	1,940,000	1,799,369
2.75%, 9/15/2027 (a)	1,586,000	1,567,047
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,552,000	1,467,292
5.00%, 9/20/2034 (a)	944,000	937,883
Security Description	Principal Amount	Value
Western Union Co. 2.75%, 3/15/2031 (a)	$1,802,000	$1,640,469
		502,114,004
ELECTRIC — 7.5%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030 (a)	1,365,000	1,243,433
3.95%, 6/1/2028	1,764,000	1,755,850
4.70%, 5/15/2032	663,000	665,672
5.40%, 6/1/2033	896,000	924,349
5.45%, 5/15/2029	1,146,000	1,186,488
5.70%, 5/15/2034 (a)	1,291,000	1,347,133
AEP Transmission Co. LLC:
5.15%, 4/1/2034	941,000	960,018
5.38%, 6/15/2035	1,352,000	1,396,657
AES Corp.:
2.45%, 1/15/2031	599,000	543,011
5.45%, 6/1/2028 (a)	1,323,000	1,353,231
5.80%, 3/15/2032	1,961,000	2,011,613
Alabama Power Co.:
3.05%, 3/15/2032 (a)	1,665,000	1,546,519
3.75%, 9/1/2027	1,511,000	1,511,620
Series C, 4.30%, 3/15/2031	2,999,000	3,009,377
5.10%, 4/2/2035 (a)	571,000	584,750
5.85%, 11/15/2033	1,838,000	1,974,876
Ameren Corp.:
1.75%, 3/15/2028	999,000	949,470
1.95%, 3/15/2027	2,702,000	2,639,638
5.00%, 1/15/2029	1,743,000	1,782,305
5.38%, 3/15/2035	702,000	722,260
Ameren Illinois Co.:
1.55%, 11/15/2030	338,000	298,576
3.85%, 9/1/2032	1,821,000	1,749,890
4.95%, 6/1/2033	1,437,000	1,468,485
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,189,000	1,099,147
3.20%, 11/13/2027	1,072,000	1,056,745
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	3,099,000	3,041,390
Series J, 4.30%, 12/1/2028	517,000	521,177
5.20%, 1/15/2029	1,129,000	1,163,988
5.63%, 3/1/2033 (a)	1,231,000	1,292,747
5.75%, 11/1/2027	1,691,000	1,743,218
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	1,855,000	1,841,644
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (c)	1,338,000	1,436,945
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (c)	1,983,000	2,072,096
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	2,606,000	2,385,037
Series X, 3.30%, 6/1/2027	1,364,000	1,351,110
Series BB, 4.50%, 8/1/2032	179,000	177,362

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 4/1/2034	$1,318,000	$1,379,801
Arizona Public Service Co.:
2.60%, 8/15/2029	803,000	759,510
2.95%, 9/15/2027 (a)	359,000	353,148
5.70%, 8/15/2034	1,411,000	1,484,471
6.35%, 12/15/2032	1,574,000	1,718,777
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,858,000	1,684,667
4.00%, 10/15/2028	1,121,000	1,122,648
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	850,000	768,128
5.30%, 6/1/2034	1,662,000	1,721,267
5.45%, 6/1/2035	1,505,000	1,561,152
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	777,000	676,581
3.25%, 4/15/2028	435,000	428,775
Black Hills Corp.:
2.50%, 6/15/2030	15,000	13,915
3.05%, 10/15/2029 (a)	1,200,000	1,146,216
3.15%, 1/15/2027	880,000	871,666
4.35%, 5/1/2033 (a)	1,397,000	1,346,945
4.55%, 1/31/2031	1,278,000	1,277,412
5.95%, 3/15/2028 (a)	1,675,000	1,736,623
6.00%, 1/15/2035	1,052,000	1,122,463
6.15%, 5/15/2034	1,736,000	1,862,936
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	642,000	636,370
Series AG, 3.00%, 3/1/2032	2,927,000	2,688,362
Series AI, 4.45%, 10/1/2032	1,613,000	1,607,145
4.95%, 4/1/2033	1,020,001	1,039,687
5.15%, 3/1/2034	1,561,000	1,596,029
5.20%, 10/1/2028	8,053,000	8,312,709
Series K2, 6.95%, 3/15/2033	1,808,000	2,051,736
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	46,000	43,590
5.40%, 6/1/2029	290,000	300,449
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (c)	784,000	805,819
Series B, 5 yr. CMT + 2.95%, 6.85%, 2/15/2055 (a) (c)	400,000	427,048
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (a) (c)	3,416,000	3,564,118
CMS Energy Corp.:
3.45%, 8/15/2027 (a)	1,702,000	1,686,427
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	1,111,000	1,023,742
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	6,953,000	6,830,140
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,203,000	1,114,579
Security Description	Principal Amount	Value
Series 122, 2.95%, 8/15/2027	$1,940,000	$1,913,732
Series 132, 3.15%, 3/15/2032 (a)	1,701,000	1,576,419
3.70%, 8/15/2028	989,000	985,341
4.90%, 2/1/2033	984,000	1,007,616
5.30%, 6/1/2034	911,000	949,845
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	1,507,000	1,338,593
Series A, 3.20%, 3/15/2027	538,000	533,890
4.65%, 1/1/2029	986,000	1,004,902
4.90%, 7/1/2033	674,000	683,288
4.95%, 1/15/2030 (a)	779,000	799,059
4.95%, 8/15/2034	1,695,000	1,711,238
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	1,209,000	1,194,589
Series 20A, 3.35%, 4/1/2030 (a)	691,000	669,406
3.80%, 5/15/2028	1,173,000	1,169,176
Series D, 4.00%, 12/1/2028	211,000	211,791
5.13%, 3/15/2035	1,363,000	1,393,708
5.20%, 3/1/2033 (a)	1,678,000	1,746,378
Series 2005-A, 5.30%, 3/1/2035	799,000	822,842
5.38%, 5/15/2034	1,539,000	1,598,713
5.50%, 3/15/2034	1,824,000	1,915,911
Constellation Energy Generation LLC:
5.60%, 3/1/2028	750,000	773,970
5.80%, 3/1/2033 (a)	500,000	534,100
6.13%, 1/15/2034	2,208,000	2,394,399
Consumers Energy Co.:
3.60%, 8/15/2032 (a)	1,433,000	1,358,871
3.80%, 11/15/2028	1,910,000	1,903,430
4.50%, 1/15/2031	1,755,000	1,774,603
4.63%, 5/15/2033	1,881,000	1,888,580
4.65%, 3/1/2028 (a)	512,000	520,192
4.90%, 2/15/2029	360,000	369,130
Dayton Power & Light Co. 4.55%, 8/15/2030 (b)	1,548,000	1,539,765
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	422,000	376,462
5.30%, 5/15/2033	1,187,000	1,235,620
Series 2025, 5.30%, 1/15/2035	1,863,000	1,928,578
6.63%, 2/1/2032	1,449,000	1,613,722
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	1,779,000	1,585,285
Series B, 3.60%, 3/15/2027	1,859,000	1,849,965
4.25%, 6/1/2028 (a)	7,000	7,022
Series A, 4.35%, 8/15/2032 (a)	1,802,000	1,769,438
4.60%, 5/15/2028	1,263,000	1,278,169

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2030	$1,819,000	$1,869,059
Series F, 5.25%, 8/1/2033 (a)	1,088,000	1,115,864
5.38%, 11/15/2032 (a)	1,846,000	1,917,976
5.45%, 3/15/2035 (a)	1,576,000	1,615,952
Series B, 5.95%, 6/15/2035 (a)	1,050,000	1,119,195
Series E, 6.30%, 3/15/2033	1,138,000	1,236,858
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	3,615,000	3,761,227
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	1,610,000	1,745,272
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,893,000	1,814,743
2.25%, 3/1/2030 (a)	1,620,000	1,507,297
Series C, 2.63%, 3/1/2031	1,499,000	1,385,331
4.25%, 5/14/2027	1,864,000	1,876,601
5.20%, 4/1/2033	1,932,000	2,010,149
5.20%, 3/1/2034	1,895,000	1,955,450
5.25%, 5/15/2035	4,060,000	4,176,887
DTE Energy Co.:
4.88%, 6/1/2028	1,596,000	1,623,451
5.05%, 10/1/2035	1,936,000	1,935,555
5.10%, 3/1/2029	466,000	477,673
5.20%, 4/1/2030	2,026,000	2,091,582
5.85%, 6/1/2034	1,753,000	1,869,452
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	924,000	874,658
2.45%, 2/1/2030	1,163,000	1,090,371
2.55%, 4/15/2031 (a)	1,483,000	1,365,754
2.85%, 3/15/2032 (a)	1,541,000	1,411,849
4.85%, 3/15/2030	21,000	21,625
4.85%, 1/15/2034	1,469,000	1,487,054
4.95%, 1/15/2033 (a)	2,106,000	2,170,128
5.25%, 3/15/2035	1,020,000	1,055,068
Series A, 6.00%, 12/1/2028 (a)	44,000	46,431
6.45%, 10/15/2032	961,000	1,065,057
Duke Energy Corp.:
2.45%, 6/1/2030 (a)	1,624,000	1,506,439
2.55%, 6/15/2031	1,879,000	1,711,731
3.15%, 8/15/2027	650,000	642,525
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	12,403,000	12,051,747
3.40%, 6/15/2029	735,000	717,595
4.30%, 3/15/2028	1,833,000	1,843,301
4.50%, 8/15/2032 (a)	1,074,000	1,071,154
4.85%, 1/5/2027 (a)	935,000	943,639
4.85%, 1/5/2029	1,606,000	1,638,457
4.95%, 9/15/2035	1,969,000	1,953,583
5.45%, 6/15/2034 (a)	1,725,000	1,797,381
5.75%, 9/15/2033 (a)	1,289,000	1,365,889
Duke Energy Florida LLC:
2.40%, 12/15/2031 (a)	833,000	752,757
3.80%, 7/15/2028	470,000	469,511
Security Description	Principal Amount	Value
4.20%, 12/1/2030	$1,858,000	$1,860,230
4.85%, 12/1/2035	1,333,000	1,329,667
5.88%, 11/15/2033	1,600,000	1,727,600
Duke Energy Indiana LLC 5.25%, 3/1/2034	1,288,000	1,332,861
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	794,000	727,661
3.65%, 2/1/2029	1,199,000	1,187,406
5.25%, 4/1/2033	1,405,000	1,455,650
5.30%, 6/15/2035 (a)	892,000	920,562
Duke Energy Progress LLC:
2.00%, 8/15/2031	1,874,000	1,663,793
3.40%, 4/1/2032	1,506,000	1,425,143
3.45%, 3/15/2029	1,500,000	1,477,530
3.70%, 9/1/2028	1,000	996
4.35%, 3/6/2027	1,817,000	1,830,609
5.05%, 3/15/2035 (a)	1,794,000	1,826,328
5.10%, 3/15/2034	1,686,000	1,737,507
5.25%, 3/15/2033	780,000	811,980
Edison International:
4.13%, 3/15/2028	1,724,000	1,704,036
5.25%, 11/15/2028	1,909,000	1,934,523
5.25%, 3/15/2032	1,436,000	1,436,517
5.45%, 6/15/2029	1,364,000	1,387,106
5.75%, 6/15/2027	1,739,000	1,770,285
6.25%, 3/15/2030	1,782,000	1,863,847
6.95%, 11/15/2029	1,448,000	1,541,599
El Paso Electric Co. 6.00%, 5/15/2035	9,000	9,359
Emera U.S. Finance LP 2.64%, 6/15/2031	1,857,000	1,678,598
Enel Chile SA 4.88%, 6/12/2028	1,522,000	1,541,390
Entergy Arkansas LLC:
5.15%, 1/15/2033	1,078,000	1,115,331
5.30%, 9/15/2033	815,000	849,002
5.45%, 6/1/2034	1,895,000	1,981,753
Entergy Corp.:
2.40%, 6/15/2031	1,311,000	1,177,724
2.80%, 6/15/2030	167,000	156,369
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	5,397,000	5,672,139
Entergy Louisiana LLC:
1.60%, 12/15/2030	505,000	446,248
2.35%, 6/15/2032	1,962,000	1,731,583
3.05%, 6/1/2031	958,000	898,805
3.12%, 9/1/2027	1,797,000	1,776,191
3.25%, 4/1/2028	1,597,000	1,574,035
4.00%, 3/15/2033	1,517,000	1,463,480
5.15%, 9/15/2034	591,000	604,599
5.35%, 3/15/2034	1,744,000	1,812,923
Entergy Mississippi LLC:
2.85%, 6/1/2028	1,841,000	1,793,042
5.00%, 9/1/2033	1,082,000	1,101,195
Entergy Texas, Inc.:
1.75%, 3/15/2031 (a)	726,000	640,637

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/15/2035	$230,000	$235,985
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	1,861,000	1,842,892
4.70%, 3/13/2028	721,000	731,728
5.25%, 3/15/2035 (a)	1,798,000	1,836,190
5.90%, 11/15/2033	1,422,000	1,524,612
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	65,000	59,940
4.95%, 4/15/2033	1,563,000	1,589,634
5.13%, 8/15/2035	560,000	565,975
5.40%, 4/1/2034 (a)	1,520,000	1,581,788
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	1,369,000	1,399,953
Eversource Energy:
Series R, 1.65%, 8/15/2030 (a)	1,158,000	1,022,398
2.55%, 3/15/2031	1,316,000	1,190,059
Series M, 3.30%, 1/15/2028	1,724,000	1,693,071
3.38%, 3/1/2032	1,922,000	1,778,350
Series O, 4.25%, 4/1/2029	630,000	628,576
4.45%, 12/15/2030	1,939,000	1,929,092
4.60%, 7/1/2027	1,376,000	1,385,384
5.00%, 1/1/2027	1,591,000	1,604,635
5.13%, 5/15/2033	1,628,000	1,644,378
5.45%, 3/1/2028 (a)	2,655,000	2,721,933
5.50%, 1/1/2034	1,354,000	1,393,063
5.85%, 4/15/2031	1,283,000	1,354,656
5.95%, 2/1/2029	1,788,000	1,869,139
5.95%, 7/15/2034	801,000	847,122
Exelon Corp.:
2.75%, 3/15/2027	1,644,000	1,619,011
3.35%, 3/15/2032	1,721,000	1,609,651
4.05%, 4/15/2030	100,000	99,088
4.95%, 6/15/2035	892,000	888,976
5.13%, 3/15/2031	1,905,000	1,967,541
5.15%, 3/15/2028	1,697,000	1,733,978
5.15%, 3/15/2029	975,000	1,002,729
5.30%, 3/15/2033	1,883,000	1,956,663
5.45%, 3/15/2034	1,642,000	1,708,140
5.63%, 6/15/2035 (a)	696,000	728,691
FirstEnergy Corp. 2.65%, 3/1/2030	1,718,000	1,602,035
FirstEnergy Transmission LLC:
4.75%, 1/15/2033 (b)	1,507,000	1,504,408
5.00%, 1/15/2035	158,000	158,466
Florida Power & Light Co.:
2.45%, 2/3/2032	2,505,000	2,261,815
Series A, 3.30%, 5/30/2027	1,695,000	1,685,779
4.40%, 5/15/2028 (a)	1,870,000	1,893,356
4.63%, 5/15/2030	1,858,000	1,895,457
4.80%, 5/15/2033	1,470,000	1,499,620
4.95%, 6/1/2035	373,000	378,472
5.00%, 8/1/2034	816,000	833,617
Security Description	Principal Amount	Value
5.05%, 4/1/2028	$1,704,000	$1,747,401
5.10%, 4/1/2033	1,487,000	1,541,409
5.15%, 6/15/2029 (a)	1,754,000	1,822,459
5.30%, 6/15/2034	2,767,000	2,899,733
5.63%, 4/1/2034	1,094,000	1,165,657
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	802,000	763,352
4.00%, 10/1/2028	1,918,000	1,924,982
4.55%, 3/15/2030 (a)	11,000	11,182
4.65%, 5/16/2028	1,555,000	1,579,709
4.70%, 5/15/2032	1,778,000	1,803,977
4.85%, 3/15/2031	1,578,000	1,619,028
4.95%, 5/17/2033	1,891,000	1,929,784
5.00%, 2/23/2027 (a)	790,000	800,491
5.20%, 3/15/2035	1,109,000	1,138,766
5.25%, 3/15/2034	1,179,000	1,217,730
Idaho Power Co. 5.20%, 8/15/2034	843,000	866,874
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	473,133
Interstate Power & Light Co.:
2.30%, 6/1/2030	65,000	59,663
4.10%, 9/26/2028	1,752,000	1,750,949
4.95%, 9/30/2034	6,252,000	6,229,243
5.60%, 6/29/2035	1,214,000	1,263,580
5.70%, 10/15/2033	1,518,000	1,594,750
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,823,000	1,785,337
5.75%, 4/1/2034	1,504,000	1,534,621
ITC Holdings Corp. 3.35%, 11/15/2027	672,000	664,359
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	3,848,000	3,844,075
4.40%, 1/15/2031 (b)	6,050,000	6,029,188
5.10%, 1/15/2035	350,000	354,301
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,670,000	1,750,945
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	1,517,000	1,586,994
MidAmerican Energy Co.:
3.10%, 5/1/2027 (a)	743,000	735,756
5.35%, 1/15/2034	1,742,000	1,818,665
6.75%, 12/30/2031	857,000	964,031
Mississippi Power Co. 3.95%, 3/30/2028	1,560,000	1,559,251
National Grid PLC:
5.42%, 1/11/2034	1,368,000	1,415,730
5.60%, 6/12/2028	1,826,000	1,885,181
5.81%, 6/12/2033	1,311,000	1,394,734
National Grid USA 5.80%, 4/1/2035	1,464,000	1,534,477

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	$1,512,000	$1,315,349
2.40%, 3/15/2030	1,131,000	1,055,370
2.75%, 4/15/2032	1,960,000	1,771,801
3.40%, 2/7/2028	1,704,000	1,687,164
3.70%, 3/15/2029	371,000	366,452
3.90%, 11/1/2028	33,000	32,967
3.95%, 12/10/2027 (a)	1,548,000	1,553,728
4.02%, 11/1/2032	1,465,000	1,423,013
4.12%, 9/16/2027	178,000	178,765
4.15%, 12/15/2032	1,098,000	1,074,887
Series D, 4.15%, 8/25/2028 (a)	6,610,000	6,644,570
4.30%, 12/10/2030	1,408,000	1,410,915
4.75%, 2/7/2028	5,010,000	5,086,152
4.80%, 3/15/2028 (a)	2,702,000	2,751,555
Series GMTN, 4.80%, 2/5/2027 (a)	778,000	785,554
Series GMTN, 4.85%, 2/7/2029	21,000	21,487
5.00%, 8/15/2034 (a)	908,000	924,353
Series GMTN, 5.00%, 2/7/2031	467,000	482,476
Series MTN, 5.05%, 9/15/2028	10,829,000	11,108,821
Series MTN, 5.10%, 5/6/2027	1,102,000	1,118,288
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (a) (c)	1,223,000	1,281,031
Series C, 8.00%, 3/1/2032	1,901,000	2,242,781
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,784,000	1,648,434
Series CC, 3.70%, 5/1/2029	818,000	805,640
5 yr. CMT + 1.94%, 6.25%, 5/15/2055 (a) (c)	956,000	964,508
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,142,000	1,117,938
1.90%, 6/15/2028	2,788,000	2,656,128
2.25%, 6/1/2030	3,747,000	3,446,865
2.44%, 1/15/2032	1,457,000	1,297,706
3.50%, 4/1/2029	63,000	61,793
3.55%, 5/1/2027	3,350,000	3,331,072
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (c)	4,443,000	4,356,184
4.63%, 7/15/2027 (a)	1,791,000	1,811,364
4.69%, 9/1/2027	3,838,000	3,883,250
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	2,243,000	2,205,542
4.85%, 2/4/2028	6,477,000	6,597,602
4.90%, 2/28/2028	2,126,000	2,166,054
Security Description	Principal Amount	Value
4.90%, 3/15/2029	$2,184,000	$2,238,928
5.00%, 7/15/2032	1,576,000	1,614,517
5.05%, 3/15/2030 (a)	1,773,000	1,830,144
5.05%, 2/28/2033 (a)	1,604,000	1,642,416
5.25%, 3/15/2034	1,342,000	1,377,254
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	5,400,000	5,454,054
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (a) (c)	7,684,000	7,982,062
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	1,815,000	1,935,752
Northern States Power Co. 5.05%, 5/15/2035	1,955,000	1,993,865
NSTAR Electric Co.:
1.95%, 8/15/2031	100,000	88,134
3.20%, 5/15/2027	984,000	974,928
3.25%, 5/15/2029	2,046,000	1,987,525
3.95%, 4/1/2030	1,991,000	1,965,814
4.85%, 3/1/2030	1,286,000	1,314,086
5.20%, 3/1/2035	1,843,000	1,881,445
5.40%, 6/1/2034	1,808,000	1,874,028
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	1,126,000	988,437
Series P, 2.60%, 4/1/2030	1,349,000	1,259,399
5.00%, 6/1/2033 (a)	247,000	250,656
5.65%, 6/1/2034	987,000	1,030,122
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	991,000	955,383
3.80%, 8/15/2028 (a)	1,531,000	1,525,182
5.40%, 1/15/2033	1,867,000	1,955,589
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	1,363,000	1,284,709
3.70%, 11/15/2028	1,850,000	1,837,383
4.15%, 6/1/2032	1,724,000	1,687,399
4.30%, 5/15/2028	1,955,000	1,970,562
4.50%, 3/20/2027 (b)	1,881,000	1,895,822
4.55%, 9/15/2032	1,616,000	1,615,644
4.65%, 11/1/2029	59,000	59,961
5.35%, 4/1/2035 (b)	737,000	760,252
5.65%, 11/15/2033	2,421,000	2,574,007
7.00%, 5/1/2032	1,931,000	2,180,756
7.25%, 1/15/2033	1,989,000	2,280,428
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,983,000	1,922,439
2.50%, 2/1/2031	3,554,000	3,198,778
3.00%, 6/15/2028	1,500,000	1,455,000
3.15%, 1/1/2026	802,422	802,422
3.25%, 6/1/2031	1,754,000	1,633,009
3.30%, 3/15/2027	1,665,000	1,646,518
3.30%, 12/1/2027	1,985,507	1,953,044
3.75%, 7/1/2028	1,685,500	1,663,133
4.40%, 3/1/2032	1,471,000	1,435,696
4.55%, 7/1/2030	6,116,996	6,092,650
4.65%, 8/1/2028	1,847,000	1,859,523

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/4/2028	$1,900,000	$1,932,965
5.05%, 10/15/2032	1,838,000	1,849,304
5.45%, 6/15/2027	1,909,000	1,941,243
5.55%, 5/15/2029 (a)	1,440,000	1,486,368
5.70%, 3/1/2035	1,906,000	1,961,827
5.80%, 5/15/2034	1,107,000	1,150,926
5.90%, 6/15/2032 (a)	1,774,000	1,858,425
6.00%, 8/15/2035	1,952,000	2,050,654
6.10%, 1/15/2029 (a)	1,576,000	1,649,363
6.15%, 1/15/2033 (a)	1,267,000	1,344,819
6.40%, 6/15/2033	2,244,000	2,421,186
6.95%, 3/15/2034	1,734,000	1,930,115
PacifiCorp:
2.70%, 9/15/2030	1,624,000	1,492,375
3.50%, 6/15/2029	15,000	14,571
5.10%, 2/15/2029 (a)	1,883,000	1,922,562
5.25%, 6/15/2035	1,451,000	1,448,823
5.30%, 2/15/2031	1,759,000	1,810,644
5.45%, 2/15/2034	2,264,000	2,297,598
7.70%, 11/15/2031 (a)	2,616,000	2,973,136
PECO Energy Co.:
4.88%, 9/15/2035 (a)	1,084,000	1,093,767
4.90%, 6/15/2033 (a)	1,522,000	1,555,849
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	1,928,000	1,963,456
5.15%, 5/15/2030	130,000	133,948
Potomac Electric Power Co. 5.20%, 3/15/2034	1,943,000	1,996,568
PPL Electric Utilities Corp.:
4.85%, 2/15/2034	1,869,000	1,890,381
5.00%, 5/15/2033	1,250,000	1,280,625
Progress Energy, Inc.:
7.00%, 10/30/2031	1,237,000	1,389,238
7.75%, 3/1/2031 (a)	1,915,000	2,194,284
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,503,000	1,322,835
Series 35, 1.90%, 1/15/2031	2,779,000	2,471,865
3.70%, 6/15/2028 (a)	1,568,000	1,560,662
Series 38, 4.10%, 6/1/2032	1,657,000	1,623,562
5.15%, 9/15/2035	1,526,000	1,546,723
5.35%, 5/15/2034	1,413,000	1,454,316
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031 (a)	523,000	469,272
4.40%, 7/1/2028	2,697,000	2,721,597
5.35%, 10/1/2033	1,214,000	1,266,760
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	1,405,000	1,246,586
5.20%, 1/15/2035	100,000	101,152
5.25%, 1/15/2033	1,007,000	1,033,746
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	$1,058,000	$994,255
Series MTN, 3.00%, 5/15/2027	1,465,000	1,449,456
Series MTN, 3.10%, 3/15/2032	1,508,000	1,398,836
Series MTN, 3.20%, 5/15/2029	300,000	292,332
Series MTN, 3.65%, 9/1/2028	232,000	230,253
Series MTN, 3.70%, 5/1/2028	470,000	467,758
Series MTN, 4.65%, 3/15/2033 (a)	1,914,000	1,924,470
4.85%, 8/1/2034	1,464,000	1,476,912
4.90%, 8/15/2035 (a)	1,697,000	1,708,251
Series MTN, 4.90%, 12/15/2032 (a)	1,387,000	1,417,986
Series Q, 5.05%, 3/1/2035	1,438,000	1,469,320
5.20%, 8/1/2033	1,113,000	1,154,726
Series MTN, 5.20%, 3/1/2034	1,319,000	1,358,860
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	1,466,000	1,299,888
2.45%, 11/15/2031 (a)	1,518,000	1,358,352
4.90%, 3/15/2030	782,000	800,033
5.20%, 4/1/2029	74,000	76,094
5.40%, 3/15/2035	736,000	757,050
5.45%, 4/1/2034	1,421,000	1,469,186
6.13%, 10/15/2033	1,803,000	1,941,452
Puget Energy, Inc.:
2.38%, 6/15/2028	290,000	277,504
4.10%, 6/15/2030	328,000	321,230
4.22%, 3/15/2032	1,749,000	1,676,521
5.73%, 3/15/2035	1,588,000	1,629,526
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,555,000	1,602,008
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,661,000	1,482,825
3.00%, 3/15/2032	1,712,000	1,573,465
4.95%, 8/15/2028	454,000	465,468
5.40%, 4/15/2035	466,000	482,916
Sempra:
3.25%, 6/15/2027 (a)	1,243,000	1,229,116
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,751,000	1,719,079
5.50%, 8/1/2033 (a)	1,426,000	1,491,197
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (a) (c)	100,000	102,053
5 yr. CMT + 2.35%, 6.63%, 4/1/2055 (c)	3,825,000	3,865,621
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	8,441,000	8,674,225

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co.:
2.25%, 6/1/2030	$1,852,000	$1,681,005
Series G, 2.50%, 6/1/2031	1,944,000	1,743,904
2.75%, 2/1/2032	1,603,000	1,426,478
2.85%, 8/1/2029	2,236,000	2,119,437
Series B, 3.65%, 3/1/2028	1,858,000	1,835,258
Series A, 4.20%, 3/1/2029	7,508,000	7,454,918
Series D, 4.70%, 6/1/2027 (a)	1,146,000	1,154,801
4.88%, 2/1/2027	1,996,000	2,009,094
5.15%, 6/1/2029 (a)	1,464,000	1,496,794
5.20%, 6/1/2034	925,000	929,838
5.30%, 3/1/2028 (a)	2,569,000	2,623,488
5.45%, 6/1/2031 (a)	1,812,000	1,875,348
5.45%, 3/1/2035 (a)	1,706,000	1,730,771
5.65%, 10/1/2028	1,938,000	2,006,256
Series 2004-G, 5.75%, 4/1/2035	1,239,000	1,281,572
5.85%, 11/1/2027 (a)	2,876,000	2,956,931
5.95%, 11/1/2032	1,814,000	1,921,588
Series 2004-B, 6.00%, 1/15/2034 (a)	1,770,000	1,858,518
6.65%, 4/1/2029	1,785,000	1,871,251
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	1,865,000	1,776,207
4.85%, 6/15/2028	1,692,000	1,722,304
5.20%, 6/15/2033	1,860,000	1,911,671
5.50%, 3/15/2029	1,742,000	1,809,102
5.70%, 10/15/2032	1,343,000	1,423,298
5.70%, 3/15/2034	1,857,000	1,956,609
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	137,000	142,828
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	1,782,000	1,779,149
Series B, 4.90%, 10/1/2035	968,000	958,214
Southwestern Electric Power Co.:
Series M, 4.10%, 9/15/2028	130,000	129,956
5.30%, 4/1/2033	1,369,000	1,405,402
Southwestern Public Service Co. 5.30%, 5/15/2035	1,692,000	1,728,615
System Energy Resources, Inc. 6.00%, 4/15/2028	1,481,000	1,536,700
Tampa Electric Co.:
4.90%, 3/1/2029 (a)	1,068,000	1,090,748
5.15%, 3/1/2035	1,498,000	1,518,627
Tucson Electric Power Co.:
1.50%, 8/1/2030	200,000	177,972
3.25%, 5/15/2032	2,300,000	2,143,094
5.20%, 9/15/2034	509,000	520,870
Security Description	Principal Amount	Value
Union Electric Co.:
2.15%, 3/15/2032	$1,511,000	$1,326,582
2.95%, 6/15/2027	1,589,000	1,572,586
2.95%, 3/15/2030	1,220,000	1,162,245
3.50%, 3/15/2029	718,000	705,363
5.20%, 4/1/2034	1,790,000	1,844,130
5.25%, 4/15/2035 (a)	1,574,000	1,620,779
Virginia Electric & Power Co.:
2.30%, 11/15/2031 (a)	1,799,000	1,600,210
2.40%, 3/30/2032 (a)	1,593,000	1,416,496
Series A, 2.88%, 7/15/2029	1,690,000	1,621,065
Series A, 3.50%, 3/15/2027	2,146,000	2,136,214
Series B, 3.75%, 5/15/2027	1,468,000	1,465,137
Series A, 3.80%, 4/1/2028	1,855,000	1,847,803
Series C, 4.90%, 9/15/2035	1,980,000	1,972,258
5.00%, 4/1/2033 (a)	1,904,000	1,949,525
5.00%, 1/15/2034	1,523,000	1,543,896
5.05%, 8/15/2034	2,954,000	2,994,174
5.15%, 3/15/2035 (a)	1,457,000	1,483,532
5.30%, 8/15/2033 (a)	1,004,000	1,042,032
WEC Energy Group, Inc.:
1.38%, 10/15/2027	787,000	752,522
1.80%, 10/15/2030	657,000	584,290
2.20%, 12/15/2028	964,000	916,484
4.75%, 1/15/2028	500,000	507,480
5.15%, 10/1/2027	53,000	54,050
Wisconsin Electric Power Co.:
1.70%, 6/15/2028 (a)	663,000	630,009
3.95%, 3/1/2029	1,845,000	1,845,443
4.15%, 10/15/2030	5,247,000	5,243,170
4.60%, 10/1/2034	409,000	405,213
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	550,000	541,524
3.95%, 9/1/2032	1,169,000	1,127,349
4.95%, 4/1/2033	843,000	855,215
5.38%, 3/30/2034	1,662,000	1,712,957
Wisconsin Public Service Corp. 4.55%, 12/1/2029 (a)	368,000	374,904
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,668,000	1,623,831
2.35%, 11/15/2031 (a)	612,000	543,609
4.00%, 6/15/2028 (a)	1,578,000	1,578,063
4.60%, 6/1/2032 (a)	1,462,000	1,455,479
4.75%, 3/21/2028	500,000	506,355
5.45%, 8/15/2033 (a)	4,518,000	4,667,501
5.50%, 3/15/2034	1,801,000	1,858,974
5.60%, 4/15/2035 (a)	778,000	806,724
		816,849,799
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028 (a)	1,431,000	1,436,166
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,638,000	1,472,464
Emerson Electric Co.:
1.80%, 10/15/2027	1,491,000	1,442,602

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 10/15/2030	$1,681,000	$1,526,230
2.00%, 12/21/2028	1,232,000	1,169,205
2.20%, 12/21/2031	1,760,000	1,570,853
5.00%, 3/15/2035	1,378,000	1,412,643
		10,030,163
ELECTRONICS — 0.9%
Agilent Technologies, Inc. 2.75%, 9/15/2029 (a)	1,408,000	1,344,865
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,565,000	1,550,712
5.41%, 7/1/2032	1,746,000	1,817,551
5.60%, 5/29/2034	772,000	806,146
Amphenol Corp.:
2.20%, 9/15/2031	1,366,000	1,219,961
2.80%, 2/15/2030	1,368,000	1,299,039
3.80%, 11/15/2027	1,791,000	1,789,710
3.90%, 11/15/2028	1,584,000	1,582,068
4.13%, 11/15/2030 (a)	1,660,000	1,651,418
4.35%, 6/1/2029	1,928,000	1,947,434
4.38%, 6/12/2028	1,232,000	1,243,840
4.40%, 2/15/2033	2,376,000	2,351,028
5.00%, 1/15/2035	1,631,000	1,661,173
5.05%, 4/5/2027	1,645,000	1,667,717
5.05%, 4/5/2029	712,000	732,911
5.25%, 4/5/2034	1,586,000	1,648,821
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,882,000	1,682,527
3.88%, 1/12/2028	1,775,000	1,761,971
5.88%, 4/10/2034 (a)	1,866,000	1,947,507
Avnet, Inc.:
3.00%, 5/15/2031	1,950,000	1,758,120
5.50%, 6/1/2032	1,448,000	1,468,417
6.25%, 3/15/2028	1,625,000	1,683,532
Flex Ltd.:
4.88%, 6/15/2029	1,500,000	1,521,000
4.88%, 5/12/2030	1,681,000	1,704,769
5.25%, 1/15/2032 (a)	1,889,000	1,926,157
5.38%, 11/13/2035	1,173,000	1,171,088
6.00%, 1/15/2028	1,598,000	1,650,207
Honeywell International, Inc.:
1.10%, 3/1/2027	1,266,000	1,227,374
1.75%, 9/1/2031	2,859,000	2,497,108
1.95%, 6/1/2030	1,514,000	1,381,631
2.70%, 8/15/2029	1,575,000	1,503,054
4.25%, 1/15/2029	2,010,000	2,025,457
4.50%, 1/15/2034	1,603,000	1,587,948
4.65%, 7/30/2027	1,846,000	1,869,315
4.70%, 2/1/2030	1,735,000	1,772,806
4.75%, 2/1/2032	1,890,000	1,926,987
4.88%, 9/1/2029	1,624,000	1,668,871
4.95%, 2/15/2028	1,949,000	1,990,065
4.95%, 9/1/2031 (a)	1,752,000	1,810,482
5.00%, 2/15/2033 (a)	1,022,000	1,051,393
5.00%, 3/1/2035 (a)	2,386,000	2,428,781
Security Description	Principal Amount	Value
Hubbell, Inc.:
3.15%, 8/15/2027	$276,000	$272,230
3.50%, 2/15/2028	1,654,000	1,637,063
4.80%, 11/15/2035	495,000	492,005
Jabil, Inc.:
3.00%, 1/15/2031	1,727,000	1,608,925
3.95%, 1/12/2028	2,518,000	2,512,460
5.45%, 2/1/2029	153,000	157,879
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,478,000	1,415,998
4.60%, 4/6/2027	1,432,000	1,439,146
4.95%, 10/15/2034	1,608,000	1,620,944
5.35%, 7/30/2030 (a)	1,559,000	1,625,819
TD SYNNEX Corp.:
2.38%, 8/9/2028	817,000	777,629
2.65%, 8/9/2031	1,560,000	1,402,097
4.30%, 1/17/2029	1,873,000	1,868,936
5.30%, 10/10/2035	1,261,000	1,250,092
6.10%, 4/12/2034	1,171,000	1,237,103
Trimble, Inc.:
4.90%, 6/15/2028	1,294,000	1,313,061
6.10%, 3/15/2033 (a)	1,854,000	1,997,166
Tyco Electronics Group SA:
2.50%, 2/4/2032	876,000	785,334
3.13%, 8/15/2027 (a)	1,471,000	1,457,820
4.50%, 2/9/2031	1,587,000	1,604,632
4.63%, 2/1/2030	1,064,000	1,085,025
5.00%, 5/9/2035	1,242,000	1,258,146
Vontier Corp.:
2.40%, 4/1/2028	1,693,000	1,623,045
2.95%, 4/1/2031 (a)	1,312,000	1,203,917
		98,977,433
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,712,000	1,804,106
6.35%, 8/18/2028	1,665,000	1,752,845
MasTec, Inc. 5.90%, 6/15/2029	1,234,000	1,288,555
		4,845,506
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
1.45%, 2/15/2031	1,405,000	1,225,062
1.75%, 2/15/2032 (a)	1,933,000	1,667,812
2.30%, 3/1/2030	1,556,000	1,445,789
2.38%, 3/15/2033 (a)	2,119,000	1,850,671
3.38%, 11/15/2027	2,418,000	2,401,074
3.95%, 5/15/2028	1,614,000	1,616,469
4.75%, 7/15/2030	1,227,000	1,255,982
4.88%, 4/1/2029	1,119,000	1,146,494
5.00%, 11/15/2029	959,000	990,973
5.00%, 12/15/2033	1,782,000	1,841,786
5.00%, 4/1/2034	1,751,000	1,794,933
5.15%, 3/15/2035 (a)	1,566,000	1,617,130

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Veralto Corp.:
5.35%, 9/18/2028	$1,820,000	$1,876,092
5.45%, 9/18/2033	1,467,000	1,531,768
Waste Connections, Inc.:
2.20%, 1/15/2032	1,750,000	1,546,160
2.60%, 2/1/2030	1,627,000	1,533,854
3.20%, 6/1/2032	1,239,000	1,152,666
3.50%, 5/1/2029 (a)	1,691,000	1,662,439
4.20%, 1/15/2033	1,073,000	1,051,937
4.25%, 12/1/2028	1,083,000	1,090,798
5.00%, 3/1/2034	1,634,000	1,667,252
5.25%, 9/1/2035 (a)	348,000	360,371
Waste Management, Inc.:
1.15%, 3/15/2028	1,915,000	1,805,443
1.50%, 3/15/2031	1,422,000	1,241,534
2.00%, 6/1/2029	1,585,000	1,482,577
3.15%, 11/15/2027 (a)	1,931,000	1,909,064
3.88%, 1/15/2029	1,150,000	1,148,401
4.15%, 4/15/2032 (a)	1,967,000	1,949,179
4.50%, 3/15/2028	2,020,000	2,046,785
4.63%, 2/15/2030 (a)	1,562,000	1,591,600
4.63%, 2/15/2033 (a)	1,433,000	1,452,016
4.65%, 3/15/2030	718,000	731,922
4.80%, 3/15/2032	1,783,000	1,823,652
4.88%, 2/15/2029	1,752,000	1,797,832
4.88%, 2/15/2034 (a)	1,643,000	1,686,162
4.95%, 7/3/2027 (a)	1,330,000	1,351,732
4.95%, 7/3/2031	1,818,000	1,881,212
4.95%, 3/15/2035	236,000	239,729
		56,466,352
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029 (a)	1,268,000	1,371,367
Campbell's Co.:
2.38%, 4/24/2030 (a)	1,950,000	1,793,298
4.15%, 3/15/2028	1,841,000	1,841,497
4.55%, 3/21/2031	3,000,000	2,987,490
4.75%, 3/23/2035 (a)	360,000	348,048
5.20%, 3/19/2027	1,753,000	1,776,297
5.20%, 3/21/2029	1,944,000	1,991,784
5.40%, 3/21/2034	1,406,000	1,432,292
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,845,000	1,754,318
4.85%, 11/1/2028	1,984,000	2,007,133
5.00%, 8/1/2030 (a)	1,592,000	1,610,356
5.75%, 8/1/2035 (a)	1,819,000	1,856,908
7.00%, 10/1/2028	1,794,000	1,912,422
8.25%, 9/15/2030	1,788,000	2,049,316
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	1,715,000	1,516,249
5.75%, 3/15/2035 (a)	1,503,000	1,507,885
General Mills, Inc.:
2.25%, 10/14/2031 (a)	1,068,000	948,331
2.88%, 4/15/2030 (a)	789,000	746,378
3.20%, 2/10/2027	1,802,000	1,787,061
Security Description	Principal Amount	Value
4.20%, 4/17/2028	$2,047,000	$2,053,141
4.70%, 1/30/2027	1,262,000	1,271,187
4.88%, 1/30/2030	1,566,000	1,602,253
4.95%, 3/29/2033 (a)	1,766,000	1,791,130
5.25%, 1/30/2035 (a)	1,472,000	1,502,220
5.50%, 10/17/2028 (a)	1,869,000	1,938,433
Hershey Co.:
2.45%, 11/15/2029	1,927,000	1,816,930
4.25%, 5/4/2028	284,000	286,681
4.50%, 5/4/2033 (a)	1,679,000	1,685,649
4.55%, 2/24/2028 (a)	540,000	548,645
4.75%, 2/24/2030 (a)	1,044,000	1,071,280
4.95%, 2/24/2032	1,211,000	1,254,923
5.10%, 2/24/2035	1,104,000	1,134,702
Hormel Foods Corp.:
1.70%, 6/3/2028	1,860,000	1,767,130
1.80%, 6/11/2030 (a)	1,842,000	1,663,529
4.80%, 3/30/2027 (a)	1,312,000	1,326,130
J.M. Smucker Co.:
2.13%, 3/15/2032	1,854,000	1,604,785
2.38%, 3/15/2030	1,223,000	1,136,057
3.38%, 12/15/2027	925,000	915,658
4.25%, 3/15/2035	520,000	490,292
5.90%, 11/15/2028 (a)	1,723,000	1,805,997
6.20%, 11/15/2033 (a)	1,598,000	1,731,721
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
3.00%, 2/2/2029	1,962,000	1,889,465
3.00%, 5/15/2032	1,898,000	1,702,544
3.63%, 1/15/2032	3,775,000	3,535,665
3.75%, 12/1/2031	1,701,000	1,612,905
5.75%, 4/1/2033	2,993,000	3,122,896
6.75%, 3/15/2034	3,104,000	3,423,371
Kellanova:
3.40%, 11/15/2027	1,557,000	1,544,637
4.30%, 5/15/2028	1,778,000	1,789,237
5.25%, 3/1/2033 (a)	517,000	536,114
Series B, 7.45%, 4/1/2031	1,951,000	2,231,515
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (a)	860,000	841,725
3.88%, 5/15/2027	1,911,000	1,905,898
4.25%, 3/1/2031	2,160,000	2,136,002
4.63%, 1/30/2029	417,000	422,379
5.00%, 7/15/2035	1,034,000	1,029,781
5.20%, 3/15/2032	1,013,000	1,041,587
5.40%, 3/15/2035 (a)	1,844,000	1,895,226
6.75%, 3/15/2032	1,734,000	1,913,504
Kroger Co.:
1.70%, 1/15/2031 (a)	1,131,000	996,230
2.20%, 5/1/2030 (a)	1,227,000	1,128,901
3.70%, 8/1/2027	1,247,000	1,242,573
4.50%, 1/15/2029	2,208,000	2,236,991
5.00%, 9/15/2034	1,377,000	1,385,111
7.50%, 4/1/2031	1,940,000	2,211,018

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc.:
1.85%, 2/15/2031 (a)	$767,000	$676,939
2.50%, 4/15/2030	1,233,000	1,145,901
3.40%, 8/15/2027	1,681,000	1,667,165
4.70%, 10/15/2034	1,229,000	1,211,044
4.95%, 4/15/2033 (a)	1,617,000	1,642,338
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	100,000	87,035
1.88%, 10/15/2032 (a)	1,170,000	1,006,949
2.63%, 3/17/2027	1,876,000	1,846,922
3.00%, 3/17/2032	1,152,000	1,056,684
4.13%, 5/7/2028	5,871,000	5,879,337
4.25%, 5/6/2028	1,667,000	1,676,119
4.50%, 5/6/2030	1,297,000	1,309,425
4.75%, 2/20/2029	1,721,000	1,754,577
5.13%, 5/6/2035 (a)	1,319,000	1,348,612
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,817,000	1,675,801
4.25%, 4/15/2031	1,766,000	1,715,793
6.25%, 7/1/2033	1,360,000	1,452,072
6.88%, 5/15/2034	1,489,000	1,647,072
Sysco Corp.:
2.40%, 2/15/2030	1,442,000	1,341,925
2.45%, 12/14/2031 (a)	1,731,000	1,550,543
3.25%, 7/15/2027	1,825,000	1,807,133
5.10%, 9/23/2030	1,217,000	1,255,798
5.40%, 3/23/2035	1,201,000	1,244,044
5.75%, 1/17/2029 (a)	1,738,000	1,816,575
5.95%, 4/1/2030	1,465,000	1,553,501
6.00%, 1/17/2034 (a)	1,585,000	1,714,003
Tyson Foods, Inc.:
3.55%, 6/2/2027	2,796,000	2,776,931
4.35%, 3/1/2029	1,406,000	1,409,431
4.88%, 8/15/2034 (a)	1,291,000	1,286,649
5.40%, 3/15/2029	1,694,000	1,751,732
5.70%, 3/15/2034 (a)	1,662,000	1,752,878
		153,473,106
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027 (a)	1,547,000	1,529,148
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,216,000	1,372,183
8.88%, 5/15/2031	3,697,000	4,483,537
Suzano Austria GmbH:
2.50%, 9/15/2028 (a)	2,447,000	2,311,901
3.13%, 1/15/2032 (a)	1,918,000	1,713,158
3.75%, 1/15/2031	2,266,000	2,136,294
5.00%, 1/15/2030	1,767,000	1,767,371
6.00%, 1/15/2029	2,797,000	2,878,700
		18,192,292
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	230,000	201,641
Security Description	Principal Amount	Value
2.63%, 9/15/2029	$1,000	$951
3.00%, 6/15/2027	400,000	395,880
5.20%, 8/15/2035 (a)	803,000	828,166
5.45%, 10/15/2032	2,019,000	2,134,345
5.90%, 11/15/2033	1,638,000	1,772,054
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	110,000	98,127
4.00%, 4/1/2028 (a)	1,639,000	1,636,115
4.40%, 7/1/2032	1,924,000	1,903,432
5.25%, 3/1/2028	1,846,000	1,891,688
5.40%, 3/1/2033	1,000	1,038
5.40%, 7/1/2034	1,509,000	1,557,016
National Fuel Gas Co.:
2.95%, 3/1/2031	1,417,000	1,292,899
3.95%, 9/15/2027	1,924,000	1,914,822
4.75%, 9/1/2028 (a)	1,665,000	1,683,282
5.50%, 3/15/2030	520,000	536,016
NiSource, Inc.:
1.70%, 2/15/2031	1,845,000	1,619,154
3.49%, 5/15/2027	1,624,000	1,613,882
3.60%, 5/1/2030 (a)	1,846,000	1,794,534
5.20%, 7/1/2029	1,304,000	1,344,281
5.25%, 3/30/2028 (a)	1,894,000	1,942,411
5.35%, 4/1/2034	1,558,000	1,606,610
5.35%, 7/15/2035	1,906,000	1,950,372
5.40%, 6/30/2033	1,821,000	1,889,033
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	3,743,000	3,898,709
ONE Gas, Inc.:
2.00%, 5/15/2030 (a)	50,000	45,734
4.25%, 9/1/2032	1,649,000	1,625,057
5.10%, 4/1/2029	2,564,000	2,640,048
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031 (a)	780,000	711,157
3.50%, 6/1/2029	662,000	647,184
5.10%, 2/15/2035	825,000	838,381
5.40%, 6/15/2033	1,208,000	1,255,970
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	953,000	898,317
2.95%, 4/15/2027	2,529,000	2,501,510
5.05%, 9/1/2034	1,971,000	2,004,113
5.20%, 6/1/2033	2,324,000	2,397,926
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	2,308,000	2,042,649
Series A, 4.05%, 9/15/2028	602,000	602,307
4.95%, 9/15/2034	1,712,000	1,718,317
Series B, 5.10%, 9/15/2035	6,734,000	6,786,997
5.15%, 9/15/2032	1,574,000	1,616,813
5.75%, 9/15/2033	1,387,000	1,470,983
Southwest Gas Corp.:
2.20%, 6/15/2030	290,000	263,590

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/1/2028	$1,363,000	$1,350,978
5.45%, 3/23/2028	1,863,000	1,909,817
5.80%, 12/1/2027	5,000	5,151
Spire Missouri, Inc.:
4.80%, 2/15/2033	1,594,000	1,603,532
Series 2034, 5.15%, 8/15/2034	380,000	389,447
		70,832,436
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	1,719,000	1,572,077
4.63%, 6/15/2028	1,871,000	1,880,205
Regal Rexnord Corp.:
6.30%, 2/15/2030	1,990,000	2,109,639
6.40%, 4/15/2033	1,776,000	1,910,283
Snap-on, Inc. 3.25%, 3/1/2027	2,414,000	2,395,654
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,553,000	1,422,424
3.00%, 5/15/2032 (a)	2,209,000	1,999,432
4.25%, 11/15/2028	1,286,000	1,287,775
6.00%, 3/6/2028 (a)	1,788,000	1,855,515
		16,433,004
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
1.15%, 1/30/2028	1,063,000	1,010,243
1.40%, 6/30/2030	1,348,000	1,206,541
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,517,000	1,385,764
2.30%, 3/12/2031	1,312,000	1,187,688
4.20%, 9/9/2027	1,382,000	1,389,076
4.75%, 9/9/2034	1,282,000	1,278,910
Baxter International, Inc.:
1.73%, 4/1/2031	1,753,000	1,502,023
1.92%, 2/1/2027	2,700,000	2,635,146
2.27%, 12/1/2028	7,013,000	6,620,272
2.54%, 2/1/2032 (a)	2,666,000	2,323,312
3.95%, 4/1/2030	1,866,000	1,817,951
4.45%, 2/15/2029	1,560,000	1,564,009
4.90%, 12/15/2030	958,000	964,399
5.65%, 12/15/2035 (a)	5,873,000	5,957,160
Boston Scientific Corp.:
2.65%, 6/1/2030	3,180,000	2,992,412
4.00%, 3/1/2028	665,000	666,902
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	1,835,000	1,695,613
DH Europe Finance II SARL 2.60%, 11/15/2029	1,724,000	1,633,921
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,374,000	1,382,574
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	858,000	860,454
4.80%, 8/14/2029 (a)	2,292,000	2,343,639
Security Description	Principal Amount	Value
4.80%, 1/15/2031	$1,704,000	$1,735,626
4.95%, 12/15/2035	1,283,000	1,281,922
5.50%, 6/15/2035	967,000	1,005,361
5.65%, 11/15/2027	2,266,000	2,332,145
5.86%, 3/15/2030	2,527,000	2,672,277
5.91%, 11/22/2032	3,400,000	3,660,474
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	14,733,000	14,838,046
4.50%, 3/30/2033	1,681,000	1,687,354
Revvity, Inc.:
1.90%, 9/15/2028	1,182,000	1,111,860
2.25%, 9/15/2031	1,646,000	1,449,369
2.55%, 3/15/2031	1,858,000	1,679,037
3.30%, 9/15/2029	1,549,000	1,492,415
Smith & Nephew PLC:
2.03%, 10/14/2030	1,943,000	1,746,854
5.15%, 3/20/2027	1,502,000	1,519,093
5.40%, 3/20/2034	1,276,000	1,317,764
Solventum Corp.:
5.40%, 3/1/2029 (a)	1,708,000	1,769,591
5.45%, 2/25/2027	1,831,000	1,857,293
5.45%, 3/13/2031	1,557,000	1,624,091
5.60%, 3/23/2034	3,023,000	3,147,517
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,267,000	1,168,656
Stryker Corp.:
3.65%, 3/7/2028 (a)	1,803,000	1,792,507
4.25%, 9/11/2029	1,281,000	1,287,546
4.55%, 2/10/2027	1,720,000	1,731,782
4.63%, 9/11/2034 (a)	1,633,000	1,624,231
4.70%, 2/10/2028	1,810,000	1,835,376
4.85%, 12/8/2028	1,412,000	1,446,312
4.85%, 2/10/2030	1,813,000	1,860,192
5.20%, 2/10/2035	1,748,000	1,796,560
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	1,730,000	1,633,085
2.00%, 10/15/2031 (a)	555,000	495,210
2.60%, 10/1/2029	849,000	807,204
4.20%, 3/1/2031	1,943,000	1,942,301
4.47%, 10/7/2032 (a)	1,570,000	1,573,909
4.79%, 10/7/2035	1,843,000	1,848,677
4.80%, 11/21/2027 (a)	1,905,000	1,939,785
4.95%, 11/21/2032	485,000	500,816
4.98%, 8/10/2030	1,824,000	1,890,211
5.00%, 1/31/2029 (a)	1,972,000	2,030,253
5.09%, 8/10/2033 (a)	1,246,000	1,292,663
5.20%, 1/31/2034 (a)	1,735,000	1,805,354
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	1,509,000	1,364,543
4.70%, 2/19/2027	1,926,000	1,941,755
5.20%, 9/15/2034 (a)	1,696,000	1,729,445
5.35%, 12/1/2028	1,122,000	1,159,733
5.50%, 2/19/2035	1,063,000	1,102,724
		129,946,928

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 2.9%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	$958,000	$962,148
5.43%, 3/1/2032 (a)	1,865,000	1,909,294
5.76%, 12/1/2034 (a)	1,919,000	1,978,086
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	1,560,000	1,437,930
3.83%, 8/15/2028	1,492,000	1,489,777
Ascension Health:
Series B, 2.53%, 11/15/2029	1,900,000	1,796,013
Series 2025, 4.08%, 11/15/2028	2,266,000	2,276,038
Series 2025, 4.29%, 11/15/2030	1,866,000	1,870,255
Series 2025, 4.92%, 11/15/2035	1,616,000	1,619,264
Banner Health:
1.90%, 1/1/2031	1,548,000	1,386,404
2.34%, 1/1/2030 (a)	1,560,000	1,455,215
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	1,227,000	1,099,208
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	1,845,000	1,801,956
Series 2018, 4.30%, 7/1/2028	9,000	9,042
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	673,000	605,740
Centene Corp.:
2.45%, 7/15/2028	10,833,000	10,139,905
2.50%, 3/1/2031	4,191,000	3,615,450
2.63%, 8/1/2031	2,245,000	1,928,926
3.00%, 10/15/2030	4,019,000	3,596,040
3.38%, 2/15/2030	3,879,000	3,571,085
4.25%, 12/15/2027	4,618,000	4,590,107
4.63%, 12/15/2029	6,959,000	6,748,073
CHRISTUS Health Series C, 4.34%, 7/1/2028 (a)	1,912,000	1,917,220
Cigna Group:
2.38%, 3/15/2031	3,782,000	3,424,525
2.40%, 3/15/2030	100,000	92,853
3.05%, 10/15/2027	1,318,000	1,298,981
3.40%, 3/1/2027	2,196,000	2,182,121
4.38%, 10/15/2028 (a)	7,233,000	7,297,518
4.50%, 9/15/2030	5,696,000	5,736,726
4.88%, 9/15/2032	3,068,000	3,107,485
5.00%, 5/15/2029 (a)	1,574,000	1,616,341
5.25%, 2/15/2034	2,420,000	2,488,704
5.40%, 3/15/2033	1,748,000	1,820,717
Security Description	Principal Amount	Value
CommonSpirit Health:
2.78%, 10/1/2030	$2,720,000	$2,532,456
3.35%, 10/1/2029	2,074,000	2,004,666
4.35%, 9/1/2030	1,873,000	1,866,257
4.98%, 9/1/2035	6,278,000	6,207,749
5.21%, 12/1/2031	1,870,000	1,936,909
5.32%, 12/1/2034	2,591,000	2,640,799
6.07%, 11/1/2027	1,998,000	2,064,813
Elevance Health, Inc.:
2.55%, 3/15/2031	1,677,000	1,531,319
2.88%, 9/15/2029	1,887,000	1,797,669
3.65%, 12/1/2027	2,393,000	2,381,753
4.00%, 9/15/2028	2,652,000	2,647,810
4.10%, 3/1/2028	1,536,000	1,538,058
4.10%, 5/15/2032	2,371,000	2,306,106
4.60%, 9/15/2032 (a)	2,872,000	2,866,170
4.75%, 2/15/2030 (a)	1,916,000	1,953,745
4.75%, 2/15/2033 (a)	1,884,000	1,891,159
4.95%, 11/1/2031	1,329,000	1,357,760
5.15%, 6/15/2029	840,000	865,822
5.20%, 2/15/2035	1,702,000	1,737,929
5.38%, 6/15/2034	1,955,000	2,019,984
5.50%, 10/15/2032 (a)	1,792,000	1,885,811
5.95%, 12/15/2034	307,000	327,790
HCA, Inc.:
2.38%, 7/15/2031 (a)	1,703,000	1,525,786
3.13%, 3/15/2027	1,938,000	1,917,942
3.50%, 9/1/2030	5,312,000	5,109,560
3.63%, 3/15/2032 (a)	3,694,000	3,489,389
4.13%, 6/15/2029	3,819,000	3,805,404
4.30%, 11/15/2030	1,708,000	1,701,441
4.50%, 2/15/2027	3,905,000	3,913,357
4.60%, 11/15/2032	2,800,000	2,779,028
4.90%, 11/15/2035	1,958,000	1,932,291
5.00%, 3/1/2028	1,245,000	1,268,294
5.20%, 6/1/2028 (a)	4,895,000	5,016,837
5.25%, 3/1/2030	1,663,000	1,716,964
5.45%, 4/1/2031	5,371,000	5,604,477
5.45%, 9/15/2034	2,466,000	2,538,352
5.50%, 3/1/2032 (a)	1,645,000	1,714,584
5.50%, 6/1/2033	2,231,000	2,321,110
5.60%, 4/1/2034	2,536,000	2,645,428
5.63%, 9/1/2028	2,928,000	3,018,270
5.88%, 2/1/2029	1,737,000	1,809,607
Humana, Inc.:
2.15%, 2/3/2032 (a)	1,810,000	1,568,890
3.13%, 8/15/2029	1,235,000	1,184,143
3.70%, 3/23/2029	1,700,000	1,668,465
3.95%, 3/15/2027	555,000	553,768
4.88%, 4/1/2030 (a)	1,558,000	1,579,267
5.38%, 4/15/2031	2,730,000	2,820,581
5.55%, 5/1/2035 (a)	1,285,000	1,311,432
5.75%, 3/1/2028	1,716,000	1,769,059
5.75%, 12/1/2028	1,933,000	2,010,997
5.88%, 3/1/2033 (a)	1,046,000	1,098,969

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2034	$1,863,000	$1,955,796
Icon Investments Six DAC:
5.81%, 5/8/2027	1,854,000	1,891,303
5.85%, 5/8/2029	1,633,000	1,704,313
6.00%, 5/8/2034	1,593,000	1,685,283
IQVIA, Inc.:
5.70%, 5/15/2028	2,052,000	2,115,694
6.25%, 2/1/2029	2,058,000	2,169,832
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,679,000	1,665,249
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,344,000	1,233,026
2.95%, 12/1/2029	1,127,000	1,073,749
3.60%, 9/1/2027	1,776,000	1,768,381
4.35%, 4/1/2030	1,086,000	1,086,967
4.55%, 4/1/2032	1,184,000	1,182,709
4.80%, 10/1/2034	1,764,000	1,748,265
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (a)	1,490,000	1,275,872
OhioHealth Corp. 2.30%, 11/15/2031	1,548,000	1,390,476
Orlando Health Obligated Group 5.48%, 10/1/2035	200,000	208,602
PeaceHealth Obligated Group:
4.34%, 11/15/2028	500,000	502,300
4.86%, 11/15/2032	500,000	504,510
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	794,000	687,572
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,637,000	1,538,829
5.37%, 10/1/2032	1,862,000	1,925,960
5.40%, 10/1/2033	1,957,000	2,016,493
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	932,000	859,099
2.95%, 6/30/2030	1,563,000	1,478,473
4.60%, 12/15/2027	1,775,000	1,796,602
5.00%, 12/15/2034	80,000	80,950
6.40%, 11/30/2033	1,656,000	1,833,523
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029 (a)	675,000	669,182
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,775,000	1,775,036
4.89%, 6/1/2028	677,000	688,096
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,529,000	1,478,375
Security Description	Principal Amount	Value
Sutter Health:
Series 20A, 2.29%, 8/15/2030	$1,543,000	$1,419,421
Series 2018, 3.70%, 8/15/2028	1,449,000	1,438,277
5.16%, 8/15/2033	1,994,000	2,051,527
Series 2025, 5.21%, 8/15/2032	1,802,000	1,868,097
Series 2025, 5.54%, 8/15/2035	500,000	522,195
UnitedHealth Group, Inc.:
2.00%, 5/15/2030 (a)	2,263,000	2,064,014
2.30%, 5/15/2031 (a)	2,655,000	2,395,421
2.88%, 8/15/2029	2,292,000	2,200,320
2.95%, 10/15/2027	4,952,000	4,882,226
3.38%, 4/15/2027	1,816,000	1,805,649
3.45%, 1/15/2027 (a)	867,000	863,255
3.85%, 6/15/2028	2,150,000	2,145,894
3.88%, 12/15/2028	1,868,000	1,866,543
4.00%, 5/15/2029 (a)	1,186,000	1,184,767
4.20%, 5/15/2032	2,688,000	2,655,153
4.25%, 1/15/2029	2,466,000	2,482,177
4.40%, 6/15/2028	2,082,000	2,105,277
4.50%, 4/15/2033	2,801,000	2,780,497
4.60%, 4/15/2027	1,520,000	1,533,148
4.63%, 7/15/2035	60,000	59,158
4.65%, 1/15/2031 (a)	1,767,000	1,804,019
4.70%, 4/15/2029	1,363,000	1,389,810
4.80%, 1/15/2030	2,244,500	2,299,019
4.90%, 4/15/2031	1,810,000	1,857,838
4.95%, 1/15/2032	2,975,000	3,050,535
5.00%, 4/15/2034	2,068,000	2,101,212
5.15%, 7/15/2034	3,224,000	3,303,504
5.25%, 2/15/2028	1,775,000	1,824,381
5.30%, 2/15/2030 (a)	2,460,000	2,565,460
5.30%, 6/15/2035 (a)	1,672,000	1,731,038
5.35%, 2/15/2033	3,603,000	3,754,650
Universal Health Services, Inc.:
2.65%, 10/15/2030 (a)	1,961,000	1,787,412
2.65%, 1/15/2032	1,898,000	1,676,446
4.63%, 10/15/2029	250,000	251,045
5.05%, 10/15/2034	1,926,000	1,890,080
UPMC 5.04%, 5/15/2033	1,868,000	1,904,874
		316,130,229
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.40%, 10/15/2027	1,782,000	1,704,875
4.85%, 10/15/2030 (a)	1,640,000	1,674,702
5.00%, 10/15/2034 (a)	1,819,000	1,839,846
5.50%, 10/15/2035	16,000	16,650
Lennar Corp.:
4.75%, 11/29/2027	1,456,000	1,468,755
5.00%, 6/15/2027	1,878,000	1,892,348
5.20%, 7/30/2030 (a)	1,744,000	1,793,268

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Meritage Homes Corp.:
5.13%, 6/6/2027	$1,948,000	$1,960,935
5.65%, 3/15/2035 (a)	1,468,000	1,499,782
NVR, Inc. 3.00%, 5/15/2030 (a)	1,946,000	1,842,998
PulteGroup, Inc.:
6.38%, 5/15/2033 (a)	1,416,000	1,553,579
7.88%, 6/15/2032	1,792,000	2,101,066
Sekisui House U.S., Inc. 2.50%, 1/15/2031	1,741,000	1,546,600
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	200,000	196,588
4.35%, 2/15/2028	1,667,000	1,673,085
4.88%, 3/15/2027	1,128,000	1,136,155
5.60%, 6/15/2035 (a)	1,682,000	1,740,702
		25,641,934
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,685,000	1,658,343
4.40%, 3/15/2029 (a)	1,749,000	1,730,286
		3,388,629
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	99,120
3.25%, 8/15/2032 (a)	1,730,000	1,630,144
4.20%, 5/1/2030	952,000	958,750
4.60%, 3/1/2028 (a)	100,000	101,619
4.60%, 3/1/2033 (a)	1,614,000	1,648,830
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,670,000	1,489,974
2.38%, 12/1/2029	1,881,000	1,760,861
2.60%, 4/15/2030 (a)	1,308,000	1,228,918
3.15%, 3/15/2027 (a)	1,982,000	1,964,420
4.38%, 5/15/2028 (a)	1,999,000	2,018,790
4.65%, 5/15/2033 (a)	1,779,000	1,789,603
5.00%, 2/14/2034 (a)	1,250,000	1,268,475
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	3,777,000	3,749,617
3.38%, 3/24/2029	1,964,000	1,917,571
3.63%, 3/24/2032	4,157,000	3,956,092
Kenvue, Inc. 4.85%, 5/22/2032	1,848,000	1,888,434
Procter & Gamble Co.:
1.20%, 10/29/2030	1,894,000	1,669,353
1.90%, 2/1/2027	1,676,000	1,645,715
1.95%, 4/23/2031	1,861,000	1,681,562
2.30%, 2/1/2032 (a)	1,359,000	1,241,800
2.80%, 3/25/2027	1,661,000	1,643,626
2.85%, 8/11/2027	1,298,000	1,283,397
3.00%, 3/25/2030 (a)	2,638,000	2,543,560
3.95%, 1/26/2028	660,000	665,524
4.05%, 1/26/2033 (a)	439,000	438,987
4.10%, 11/3/2032 (a)	2,208,000	2,195,216
4.15%, 10/24/2029	767,000	777,239
Security Description	Principal Amount	Value
4.35%, 1/29/2029 (a)	$1,186,000	$1,208,344
4.35%, 11/3/2035 (a)	2,358,000	2,329,091
4.55%, 1/29/2034	760,000	771,613
4.55%, 10/24/2034 (a)	1,926,000	1,949,651
4.60%, 5/1/2035 (a)	1,659,000	1,683,271
5.80%, 8/15/2034	1,243,000	1,357,741
Unilever Capital Corp.:
1.38%, 9/14/2030	1,857,000	1,649,480
1.75%, 8/12/2031	1,740,000	1,533,079
2.13%, 9/6/2029	1,889,000	1,774,205
2.90%, 5/5/2027	3,625,000	3,588,895
3.50%, 3/22/2028	2,265,000	2,249,802
4.25%, 8/12/2027	465,000	468,860
4.63%, 8/12/2034	667,000	671,556
5.90%, 11/15/2032	1,722,000	1,879,391
		66,372,176
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.25%, 2/15/2032	1,679,000	1,475,438
2.65%, 4/30/2030	1,049,000	978,937
5.75%, 3/15/2033	1,488,000	1,578,634
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	374,000	332,299
3.15%, 8/1/2027	1,489,000	1,471,653
5.60%, 11/15/2032 (a)	1,708,000	1,814,750
Clorox Co.:
1.80%, 5/15/2030 (a)	1,357,000	1,222,915
3.10%, 10/1/2027	1,560,000	1,539,408
3.90%, 5/15/2028 (a)	822,000	822,238
4.60%, 5/1/2032 (a)	1,304,000	1,316,623
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	1,343,000	1,284,526
2.00%, 11/2/2031	227,000	204,531
3.10%, 3/26/2030	2,079,000	2,001,724
3.20%, 4/25/2029	400,000	390,440
3.95%, 11/1/2028	1,221,000	1,223,711
4.50%, 2/16/2033	1,504,000	1,523,191
		19,181,018
INSURANCE — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	1,376,000	1,651,558
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	863,000	873,088
Aflac, Inc. 3.60%, 4/1/2030	1,513,000	1,489,533
Alleghany Corp. 3.63%, 5/15/2030	1,595,000	1,558,076
Allstate Corp.:
5.05%, 6/24/2029	1,023,000	1,057,526
5.25%, 3/30/2033	1,017,000	1,057,304
5.35%, 6/1/2033	271,000	281,209
5.55%, 5/9/2035	1,170,000	1,228,383

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
American Financial Group, Inc.:
5.00%, 9/23/2035 (a)	$635,000	$624,288
5.25%, 4/2/2030 (a)	769,000	805,335
American International Group, Inc.:
3.40%, 6/30/2030 (a)	1,468,000	1,416,488
4.85%, 5/7/2030	1,554,000	1,592,601
5.13%, 3/27/2033	1,815,000	1,867,163
5.45%, 5/7/2035	1,008,000	1,050,175
American National Group, Inc.:
5.00%, 6/15/2027	1,955,000	1,969,838
5.75%, 10/1/2029	1,415,000	1,464,723
6.00%, 7/15/2035	1,792,000	1,817,052
Aon Corp.:
3.75%, 5/2/2029	1,918,000	1,897,324
4.50%, 12/15/2028 (a)	282,000	285,500
8.21%, 1/1/2027	976,000	1,013,303
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,888,000	1,667,236
2.60%, 12/2/2031	775,000	700,895
2.85%, 5/28/2027	221,000	217,687
5.00%, 9/12/2032	404,000	413,918
Aon North America, Inc.:
5.13%, 3/1/2027	4,123,000	4,174,785
5.15%, 3/1/2029 (a)	1,691,000	1,740,411
5.30%, 3/1/2031	725,000	756,182
5.45%, 3/1/2034	5,151,000	5,356,061
Arch Capital Group Ltd. 7.35%, 5/1/2034	1,020,000	1,181,262
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	2,687,000	2,400,136
4.60%, 12/15/2027 (a)	1,143,000	1,155,493
4.85%, 12/15/2029 (a)	1,903,000	1,947,454
5.00%, 2/15/2032	1,374,000	1,405,039
5.15%, 2/15/2035	555,000	561,266
5.45%, 7/15/2034	879,000	911,576
6.50%, 2/15/2034	1,754,000	1,932,698
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	3,514,000	3,660,323
Assurant, Inc. 2.65%, 1/15/2032	1,951,000	1,729,269
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	1,788,000	1,686,459
6.13%, 9/15/2028	606,000	636,470
Athene Holding Ltd.:
3.50%, 1/15/2031	1,753,000	1,656,901
4.13%, 1/12/2028	1,860,000	1,857,991
5.88%, 1/15/2034 (a)	1,432,000	1,484,755
6.15%, 4/3/2030 (a)	815,000	864,796
6.65%, 2/1/2033	1,781,000	1,931,726
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (c)	3,130,000	3,126,150
AXA SA 8.60%, 12/15/2030	1,629,000	1,909,465
Security Description	Principal Amount	Value
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	$956,000	$946,277
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	932,000	897,730
AXIS Specialty Finance PLC 4.00%, 12/6/2027	663,000	661,933
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	665,000	593,120
2.30%, 3/15/2027	5,061,000	4,982,504
2.88%, 3/15/2032	1,537,000	1,431,608
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,720,000	1,700,925
5.63%, 5/15/2030 (a)	1,833,000	1,858,424
Brown & Brown, Inc.:
2.38%, 3/15/2031	536,000	480,862
4.20%, 3/17/2032	1,185,000	1,145,563
4.50%, 3/15/2029	2,018,000	2,023,993
4.70%, 6/23/2028	715,000	723,509
4.90%, 6/23/2030	892,000	904,809
5.25%, 6/23/2032	1,192,000	1,217,986
5.55%, 6/23/2035	2,597,000	2,665,924
5.65%, 6/11/2034	791,000	816,407
Chubb INA Holdings LLC:
1.38%, 9/15/2030	1,832,000	1,614,358
4.65%, 8/15/2029 (a)	782,000	799,603
4.90%, 8/15/2035	2,200,000	2,210,010
5.00%, 3/15/2034	3,233,000	3,306,518
Cincinnati Financial Corp.:
6.13%, 11/1/2034	1,847,000	1,987,723
6.92%, 5/15/2028	1,306,000	1,390,812
CNA Financial Corp.:
2.05%, 8/15/2030	894,000	804,314
3.45%, 8/15/2027	994,000	984,318
3.90%, 5/1/2029	851,000	842,464
5.13%, 2/15/2034	1,502,000	1,511,868
5.20%, 8/15/2035	1,244,000	1,250,419
5.50%, 6/15/2033	1,057,000	1,096,331
CNO Financial Group, Inc.:
5.25%, 5/30/2029	470,000	477,238
6.45%, 6/15/2034	1,706,000	1,804,982
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,433,000	2,418,694
3.85%, 4/5/2029	1,950,000	1,920,613
3.90%, 4/5/2032	2,663,000	2,528,465
5.75%, 1/15/2034	1,957,000	2,046,357
6.05%, 9/15/2033	1,592,000	1,690,513
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	4,220,000	4,255,532
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	1,398,000	1,430,965
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	621,000	613,151
Enstar Group Ltd.:
3.10%, 9/1/2031 (a)	1,931,000	1,733,961

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 6/1/2029	$1,416,000	$1,427,328
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,571,000	2,581,618
5.59%, 1/11/2033 (a)	1,366,000	1,425,284
Essent Group Ltd. 6.25%, 7/1/2029	1,249,000	1,304,356
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	3,604,000	3,667,935
6.50%, 6/4/2029	1,132,000	1,178,865
7.40%, 1/13/2028	1,450,000	1,518,222
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	1,761,000	1,660,887
4.63%, 4/29/2030 (a)	1,028,000	1,031,660
4.85%, 4/17/2028	1,844,000	1,869,300
5.63%, 8/16/2032	1,516,000	1,582,128
5.75%, 5/20/2035	986,000	1,024,513
6.00%, 12/7/2033	1,022,000	1,084,240
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	922,000	823,337
3.40%, 6/15/2030	1,758,000	1,678,187
4.50%, 8/15/2028	768,000	773,268
First American Financial Corp.:
2.40%, 8/15/2031	1,242,000	1,083,980
4.00%, 5/15/2030 (a)	1,486,000	1,437,051
Globe Life, Inc.:
4.55%, 9/15/2028	1,836,000	1,853,075
4.80%, 6/15/2032	1,286,000	1,295,889
5.85%, 9/15/2034	803,000	843,672
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030 (a)	342,000	310,991
5.50%, 9/1/2035	1,390,000	1,410,919
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	891,000	851,912
Horace Mann Educators Corp.:
4.70%, 10/1/2030	1,693,000	1,679,507
7.25%, 9/15/2028	1,731,000	1,854,265
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,586,000	1,441,896
5.17%, 6/8/2027	952,000	963,986
5.67%, 6/8/2032 (a)	1,828,000	1,900,261
Kemper Corp. 3.80%, 2/23/2032	1,458,000	1,348,388
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,270,000	1,210,615
3.40%, 1/15/2031	345,000	328,050
3.40%, 3/1/2032	1,209,000	1,120,453
3.80%, 3/1/2028 (a)	560,000	557,060
5.35%, 11/15/2035	1,123,000	1,133,702
5.85%, 3/15/2034	1,531,000	1,606,846
Loews Corp.:
3.20%, 5/15/2030	922,000	882,502
6.00%, 2/1/2035	943,000	1,016,196
Manulife Financial Corp.:
2.48%, 5/19/2027	1,391,000	1,364,112
3.70%, 3/16/2032	3,207,000	3,074,487
Security Description	Principal Amount	Value
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	$1,311,000	$1,306,739
4.99%, 12/11/2035	1,875,000	1,873,969
Markel Group, Inc.:
3.35%, 9/17/2029	1,562,000	1,510,969
3.50%, 11/1/2027	1,324,000	1,313,117
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	1,484,000	1,355,708
2.38%, 12/15/2031	1,753,000	1,571,004
4.38%, 3/15/2029	3,301,000	3,335,396
4.55%, 11/8/2027	1,388,000	1,405,031
4.65%, 3/15/2030 (a)	1,570,000	1,601,494
4.85%, 11/15/2031	2,385,000	2,445,913
5.00%, 3/15/2035	2,285,000	2,314,636
5.15%, 3/15/2034	1,500,000	1,549,605
5.40%, 9/15/2033	1,363,000	1,431,286
5.75%, 11/1/2032	1,669,000	1,787,265
5.88%, 8/1/2033	276,000	299,380
Mercury General Corp. 4.40%, 3/15/2027	1,724,000	1,722,035
MetLife, Inc.:
4.55%, 3/23/2030 (a)	2,073,000	2,116,906
5.30%, 12/15/2034 (a)	784,000	815,564
5.38%, 7/15/2033 (a)	1,938,000	2,042,749
5.70%, 6/15/2035 (a)	1,654,000	1,767,497
6.38%, 6/15/2034	1,625,000	1,816,571
6.50%, 12/15/2032	3,806,000	4,272,311
MGIC Investment Corp. 5.25%, 8/15/2028	1,417,000	1,417,368
NMI Holdings, Inc. 6.00%, 8/15/2029 (a)	1,470,000	1,525,051
Old Republic International Corp. 5.75%, 3/28/2034	1,253,000	1,303,107
PartnerRe Finance B LLC:
3.70%, 7/2/2029	22,000	21,459
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	2,998,000	2,816,321
Primerica, Inc. 2.80%, 11/19/2031	1,225,000	1,112,496
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	784,000	714,193
3.70%, 5/15/2029	1,976,000	1,943,930
5.38%, 3/15/2033 (a)	588,000	614,307
Progressive Corp.:
2.45%, 1/15/2027 (a)	1,873,000	1,845,860
2.50%, 3/15/2027	826,000	813,527
3.00%, 3/15/2032	197,000	181,896
3.20%, 3/26/2030	246,000	237,924
4.95%, 6/15/2033	1,248,000	1,279,949
6.25%, 12/1/2032	1,439,000	1,591,764
6.63%, 3/1/2029 (a)	1,563,000	1,683,992
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	2,867,000	2,668,948

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/27/2028	$440,000	$439,996
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	1,490,000	1,474,102
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	5,330,000	5,280,538
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (c)	1,161,000	1,172,807
Series B, 5.75%, 7/15/2033	466,000	502,087
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (c)	3,313,000	3,417,724
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	6,010,000	6,420,603
Prudential Funding Asia PLC 3.63%, 3/24/2032	2,022,000	1,917,402
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,629,000	1,541,881
3.90%, 5/15/2029 (a)	1,425,000	1,408,342
5.75%, 9/15/2034	1,253,000	1,304,724
6.00%, 9/15/2033	304,000	323,973
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	90,000	89,238
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	1,977,000	2,067,586
5.80%, 4/1/2035	1,558,000	1,626,147
SiriusPoint Ltd. 7.00%, 4/5/2029	1,491,000	1,580,043
Stewart Information Services Corp. 3.60%, 11/15/2031	2,958,000	2,614,990
Travelers Cos., Inc. 5.05%, 7/24/2035	780,000	792,917
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,678,000	1,888,035
Unum Group:
4.00%, 6/15/2029	1,748,000	1,730,100
5.25%, 12/15/2035	893,000	886,865
Willis North America, Inc.:
2.95%, 9/15/2029	1,363,000	1,297,426
4.50%, 9/15/2028	2,212,000	2,228,125
4.55%, 3/15/2031	1,250,000	1,252,387
4.65%, 6/15/2027	132,000	133,016
5.35%, 5/15/2033 (a)	1,484,000	1,531,251
		295,388,139
INTERNET — 2.1%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	4,347,000	3,941,860
3.40%, 12/6/2027 (a)	3,737,000	3,702,806
4.50%, 11/28/2034	998,000	984,487
4.88%, 5/26/2030 (a)	2,484,000	2,558,172
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	625,000	598,112
Security Description	Principal Amount	Value
1.10%, 8/15/2030	$3,794,000	$3,344,183
3.88%, 11/15/2028	3,374,000	3,389,520
4.10%, 11/15/2030	5,134,000	5,150,994
4.38%, 11/15/2032	1,931,000	1,937,025
4.50%, 5/15/2035 (a)	2,384,000	2,370,864
4.70%, 11/15/2035	7,395,000	7,399,733
Amazon.com, Inc.:
1.20%, 6/3/2027	1,819,000	1,758,264
1.50%, 6/3/2030 (a)	3,929,000	3,540,265
1.65%, 5/12/2028	5,263,000	5,023,376
2.10%, 5/12/2031	7,442,000	6,721,763
3.15%, 8/22/2027	7,182,000	7,130,290
3.30%, 4/13/2027	7,578,000	7,546,172
3.45%, 4/13/2029	2,111,000	2,085,520
3.60%, 4/13/2032	5,602,000	5,432,595
3.90%, 11/20/2028 (a)	1,583,000	1,587,765
4.10%, 11/20/2030 (a)	2,318,000	2,320,434
4.35%, 3/20/2033 (a)	5,632,000	5,615,048
4.55%, 12/1/2027 (a)	4,572,000	4,649,815
4.65%, 12/1/2029 (a)	2,711,000	2,782,760
4.65%, 11/20/2035	6,732,000	6,703,860
4.70%, 12/1/2032 (a)	5,220,000	5,364,907
4.80%, 12/5/2034	1,926,000	1,978,715
AppLovin Corp.:
5.13%, 12/1/2029	2,350,000	2,410,395
5.38%, 12/1/2031	2,000,000	2,071,780
5.50%, 12/1/2034	1,664,000	1,709,627
Baidu, Inc.:
1.63%, 2/23/2027 (a)	984,000	959,252
2.38%, 10/9/2030 (a)	1,743,000	1,607,848
2.38%, 8/23/2031 (a)	1,034,000	940,785
3.63%, 7/6/2027 (a)	1,961,000	1,952,038
4.38%, 3/29/2028	1,569,000	1,581,222
4.88%, 11/14/2028 (a)	677,000	692,178
Booking Holdings, Inc. 3.55%, 3/15/2028	3,935,000	3,903,835
eBay, Inc.:
2.60%, 5/10/2031	1,780,000	1,625,621
2.70%, 3/11/2030 (a)	1,901,000	1,786,389
4.25%, 3/6/2029	1,846,000	1,852,406
5.13%, 11/6/2035 (a)	1,866,000	1,867,418
6.30%, 11/22/2032	1,293,000	1,412,719
Expedia Group, Inc.:
2.95%, 3/15/2031	1,966,000	1,827,594
3.25%, 2/15/2030	2,344,000	2,248,435
3.80%, 2/15/2028	906,000	900,926
4.63%, 8/1/2027	2,025,000	2,040,046
5.40%, 2/15/2035	1,597,000	1,639,304
JD.com, Inc. 3.38%, 1/14/2030	1,610,000	1,565,435
Meta Platforms, Inc.:
3.50%, 8/15/2027 (a)	8,596,000	8,582,418
3.85%, 8/15/2032 (a)	6,545,000	6,347,145
4.20%, 11/15/2030 (a)	5,321,000	5,330,684
4.30%, 8/15/2029 (a)	1,191,000	1,204,875

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 8/15/2031 (a)	$1,741,000	$1,771,781
4.60%, 5/15/2028	1,713,000	1,744,639
4.60%, 11/15/2032	5,351,000	5,394,932
4.75%, 8/15/2034 (a)	5,194,000	5,235,344
4.80%, 5/15/2030	1,429,000	1,471,470
4.88%, 11/15/2035	19,704,000	19,688,828
4.95%, 5/15/2033	3,356,000	3,457,620
Netflix, Inc.:
4.88%, 4/15/2028	2,763,000	2,817,763
4.90%, 8/15/2034 (a)	1,265,000	1,296,157
5.88%, 11/15/2028	4,693,000	4,933,000
6.38%, 5/15/2029 (a)	1,597,000	1,710,227
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	1,773,000	1,601,108
Uber Technologies, Inc.:
4.15%, 1/15/2031 (a)	3,054,000	3,039,829
4.30%, 1/15/2030	2,380,000	2,393,614
4.80%, 9/15/2034	2,633,000	2,627,681
4.80%, 9/15/2035	871,000	864,546
VeriSign, Inc.:
2.70%, 6/15/2031	1,550,000	1,411,554
5.25%, 6/1/2032	1,305,000	1,341,514
Weibo Corp. 3.38%, 7/8/2030 (a)	1,626,000	1,541,367
		228,022,654
INVESTMENT COMPANY SECURITIES — 1.7%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	625,000	624,781
5.88%, 8/30/2030	1,312,000	1,325,973
6.55%, 3/15/2032	2,037,000	2,102,530
6.70%, 7/29/2031 (a)	1,965,000	2,075,295
6.90%, 4/13/2029	1,806,000	1,896,878
ARES Capital Corp.:
2.88%, 6/15/2027 (a)	356,000	348,613
2.88%, 6/15/2028	1,885,000	1,801,645
3.20%, 11/15/2031	1,752,000	1,555,338
5.10%, 1/15/2031	2,030,000	2,003,955
5.50%, 9/1/2030	2,160,000	2,175,574
5.80%, 3/8/2032 (a)	1,884,000	1,902,520
5.88%, 3/1/2029	1,407,000	1,443,751
5.95%, 7/15/2029	2,311,000	2,373,397
7.00%, 1/15/2027	1,546,000	1,584,341
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	2,887,000	2,853,020
5.15%, 1/15/2031 (b)	1,764,000	1,731,243
5.45%, 9/9/2028 (b)	1,330,000	1,339,842
5.60%, 2/15/2030	1,796,000	1,805,016
5.70%, 3/15/2028	1,640,000	1,660,861
5.80%, 9/9/2030 (b)	1,755,000	1,772,954
6.20%, 3/21/2032	1,313,000	1,347,532
6.35%, 8/15/2029	1,481,000	1,525,697
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030 (a)	1,910,000	1,907,651
Security Description	Principal Amount	Value
Barings BDC, Inc.:
5.20%, 9/15/2028 (a)	$1,536,000	$1,528,028
7.00%, 2/15/2029	2,642,000	2,726,729
Barings Private Credit Corp. 6.15%, 6/11/2030 (a) (b)	1,838,000	1,833,258
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (a)	500,000	485,665
4.95%, 9/26/2027	50,000	50,259
5.05%, 9/10/2030 (a)	2,667,000	2,626,328
5.25%, 4/1/2030 (a)	2,182,000	2,167,904
5.60%, 11/22/2029	1,870,000	1,887,092
5.95%, 7/16/2029	1,920,000	1,959,264
6.00%, 1/29/2032	1,866,000	1,893,841
6.00%, 11/22/2034	1,582,000	1,598,848
6.25%, 1/25/2031 (a)	1,980,000	2,041,400
7.30%, 11/27/2028	1,815,000	1,925,043
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	500,000	472,770
5.13%, 1/31/2031 (a)	2,083,000	2,057,275
5.30%, 6/30/2030	2,180,000	2,171,389
5.35%, 4/13/2028	1,795,000	1,810,491
Blue Owl Capital Corp.:
2.88%, 6/11/2028	2,058,000	1,944,110
3.13%, 4/13/2027	958,000	935,727
5.95%, 3/15/2029 (a)	1,668,000	1,683,529
6.20%, 7/15/2030	1,710,000	1,732,658
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	2,518,000	2,514,424
6.60%, 9/15/2029	2,021,000	2,078,316
6.65%, 3/15/2031	1,752,000	1,804,805
7.75%, 9/16/2027	1,729,000	1,797,451
7.75%, 1/15/2029	1,761,000	1,862,275
7.95%, 6/13/2028	955,000	1,009,817
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	1,664,000	1,618,589
6.10%, 3/15/2028 (a) (b)	1,713,000	1,722,627
6.75%, 4/4/2029 (a)	1,548,000	1,583,589
Capital Southwest Corp. 5.95%, 9/18/2030	1,966,000	1,979,742
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	1,578,000	1,555,103
6.75%, 2/18/2030	1,864,000	1,909,388
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (b)	1,878,000	1,861,549
7.20%, 6/15/2029	1,779,000	1,834,825
FS KKR Capital Corp.:
2.63%, 1/15/2027	1,271,000	1,235,107
3.13%, 10/12/2028	1,903,000	1,756,069
3.25%, 7/15/2027 (a)	1,816,000	1,751,114
6.13%, 1/15/2030 (a)	1,888,000	1,859,529
6.13%, 1/15/2031	1,690,000	1,649,558
6.88%, 8/15/2029 (a)	1,810,000	1,825,385
7.88%, 1/15/2029 (a)	1,414,000	1,465,569

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs BDC, Inc.:
5.65%, 9/9/2030	$3,133,000	$3,147,067
6.38%, 3/11/2027	1,570,000	1,603,928
Goldman Sachs Private Credit Corp.:
5.38%, 1/31/2029 (b)	1,508,000	1,513,278
5.88%, 5/6/2028 (a) (b)	1,798,000	1,830,849
5.88%, 1/31/2031 (a) (b)	1,458,000	1,461,397
6.25%, 5/6/2030 (a) (b)	1,830,000	1,865,795
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,824,000	1,769,772
6.00%, 7/15/2029 (a)	1,808,000	1,849,204
7.05%, 12/5/2028 (a)	1,590,000	1,678,134
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (a) (b)	1,772,000	1,783,447
5.80%, 9/12/2029	1,750,000	1,773,940
5.88%, 5/1/2030 (a)	1,229,000	1,248,308
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	1,522,000	1,563,505
6.38%, 7/1/2034	2,067,000	2,107,451
6.75%, 7/15/2035 (a)	1,882,000	1,969,701
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (a) (b)	1,317,000	1,309,269
5.30%, 6/5/2027 (b)	500,000	503,085
5.45%, 1/14/2028	1,392,000	1,408,050
5.45%, 11/15/2030 (b)	2,462,000	2,455,008
5.85%, 6/5/2030 (b)	1,126,000	1,140,334
5.95%, 4/14/2032	1,558,000	1,581,853
6.25%, 9/30/2029 (a)	110,000	113,884
6.75%, 1/30/2029	1,885,000	1,968,355
Main Street Capital Corp.:
5.40%, 8/15/2028 (a)	1,255,000	1,260,158
6.50%, 6/4/2027	1,423,000	1,453,353
6.95%, 3/1/2029 (a)	926,000	966,938
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030 (a)	1,748,000	1,790,424
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	1,250,000	1,242,700
6.25%, 5/31/2030 (b)	1,459,000	1,467,900
New Mountain Finance Corp.:
6.20%, 10/15/2027 (a)	1,763,000	1,792,566
6.88%, 2/1/2029 (a)	2,382,000	2,421,065
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	1,241,000	1,238,816
5.75%, 2/1/2030	1,895,000	1,891,551
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	1,554,000	1,592,446
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027 (a)	1,783,000	1,743,328
6.34%, 2/27/2030 (a)	594,000	597,576
Security Description	Principal Amount	Value
7.10%, 2/15/2029 (a)	$1,637,000	$1,687,567
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a) (b)	1,758,000	1,766,913
8.40%, 11/14/2028 (a)	1,781,000	1,919,170
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	1,369,000	1,387,440
6.13%, 7/15/2030	1,363,000	1,399,160
6.50%, 3/11/2029	1,815,000	1,880,558
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	756,000	764,127
6.13%, 3/1/2029 (a)	1,058,000	1,092,586
6.95%, 8/14/2028	1,833,000	1,921,057
		182,287,859
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029	1,534,000	1,535,657
6.00%, 6/17/2034 (a)	1,921,000	2,067,303
6.55%, 11/29/2027	2,415,000	2,514,208
6.80%, 11/29/2032 (a)	1,679,000	1,880,598
Gerdau Trade, Inc. 5.75%, 6/9/2035	1,392,000	1,439,398
Nucor Corp.:
2.70%, 6/1/2030	1,258,000	1,184,319
3.13%, 4/1/2032	1,002,000	930,818
3.95%, 5/1/2028	958,000	957,952
4.30%, 5/23/2027	1,777,000	1,788,657
4.65%, 6/1/2030 (a)	1,654,000	1,687,675
Reliance, Inc. 2.15%, 8/15/2030	1,722,000	1,558,909
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,198,000	1,151,518
3.45%, 4/15/2030 (a)	1,716,000	1,658,806
4.00%, 12/15/2028	1,323,000	1,321,690
5.25%, 5/15/2035	998,000	1,018,958
5.38%, 8/15/2034	1,484,000	1,536,608
Vale Overseas Ltd.:
3.75%, 7/8/2030	2,949,000	2,841,273
6.13%, 6/12/2033	2,798,000	2,990,419
8.25%, 1/17/2034	1,546,000	1,857,534
		31,922,300
IT SERVICES — 0.9%
Accenture Capital, Inc.:
3.90%, 10/4/2027 (a)	1,516,000	1,521,806
4.05%, 10/4/2029	4,710,000	4,725,826
4.25%, 10/4/2031	1,733,000	1,733,780
4.50%, 10/4/2034	898,000	885,536
Apple, Inc.:
4.00%, 5/10/2028 (a)	3,406,000	3,431,375
4.00%, 5/12/2028 (a)	2,522,000	2,540,663
4.15%, 5/10/2030	1,037,000	1,048,552
4.20%, 5/12/2030 (a)	1,386,000	1,401,232
4.30%, 5/10/2033 (a)	1,767,000	1,791,526
4.50%, 5/12/2032 (a)	1,591,000	1,627,163

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/12/2035 (a)	$1,254,000	$1,284,811
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	1,717,000	1,790,488
5.95%, 4/15/2035 (a)	1,901,000	1,971,964
CGI, Inc. 4.95%, 3/14/2030 (b)	1,908,000	1,932,098
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	3,967,000	3,963,628
4.35%, 2/1/2030	1,746,000	1,747,152
4.50%, 2/15/2031	1,708,000	1,707,009
4.75%, 4/1/2028	1,630,000	1,653,847
4.75%, 10/6/2032 (a)	2,852,000	2,847,979
4.85%, 2/1/2035 (a)	790,000	778,845
5.00%, 4/1/2030	1,730,000	1,771,572
5.30%, 4/1/2032	1,399,000	1,438,648
5.40%, 4/15/2034	1,254,000	1,287,971
5.50%, 4/1/2035	1,509,000	1,554,270
Gartner, Inc.:
4.95%, 3/20/2031	1,760,000	1,766,811
5.60%, 11/20/2035	1,266,000	1,266,279
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,804,000	1,881,464
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	1,433,000	1,432,498
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	1,371,000	1,371,425
4.15%, 9/15/2028 (a)	2,296,000	2,297,446
4.40%, 9/25/2027	2,488,000	2,501,012
4.40%, 10/15/2030	3,072,000	3,061,279
4.55%, 10/15/2029	2,950,000	2,967,346
4.85%, 10/15/2031	2,165,000	2,185,286
5.00%, 10/15/2034	3,522,000	3,495,374
5.25%, 7/1/2028	1,888,000	1,935,993
HP, Inc.:
5.40%, 4/25/2030	1,766,000	1,830,265
6.10%, 4/25/2035 (a)	1,929,000	2,037,911
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	2,406,000	2,422,770
4.60%, 2/5/2029	1,963,000	1,992,896
4.75%, 2/5/2031	1,839,000	1,873,536
4.90%, 2/5/2034	1,894,000	1,911,198
International Business Machines Corp.:
4.65%, 2/10/2028	2,948,000	2,991,424
4.80%, 2/10/2030	1,936,000	1,980,509
5.00%, 2/10/2032	1,748,000	1,794,095
5.20%, 2/10/2035 (a)	1,860,000	1,906,537
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	1,377,000	1,459,758
Leidos, Inc.:
5.40%, 3/15/2032	1,276,000	1,327,142
Security Description	Principal Amount	Value
5.50%, 3/15/2035 (a)	$1,590,000	$1,651,724
NetApp, Inc.:
5.50%, 3/17/2032	1,844,000	1,918,442
5.70%, 3/17/2035 (a)	1,299,000	1,359,429
		101,057,590
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	1,883,000	1,648,472
4.40%, 9/15/2032 (a)	1,936,000	1,845,918
5.85%, 3/18/2029 (a)	1,551,000	1,606,340
Polaris, Inc.:
5.60%, 3/1/2031 (a)	1,877,000	1,897,009
6.95%, 3/15/2029 (a)	1,716,000	1,819,269
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	1,453,000	1,436,043
7.50%, 10/15/2027 (a)	1,800,000	1,900,890
		12,153,941
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,371,000	1,333,243
3.70%, 1/15/2031 (a)	1,609,000	1,531,945
5.85%, 8/1/2034 (a)	1,529,000	1,559,473
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,207,000	1,210,223
5.05%, 3/30/2028	1,310,000	1,334,039
5.38%, 12/15/2031	1,236,000	1,272,536
5.40%, 12/15/2035	998,000	1,001,473
5.50%, 6/30/2034 (a)	1,454,000	1,500,732
5.75%, 1/30/2027	1,332,000	1,352,659
5.75%, 4/23/2030 (a)	1,492,000	1,559,811
5.75%, 3/30/2032	1,732,000	1,815,656
Las Vegas Sands Corp.:
3.90%, 8/8/2029	2,990,000	2,912,798
5.63%, 6/15/2028	1,766,000	1,810,909
5.90%, 6/1/2027	769,000	783,703
6.00%, 8/15/2029	1,364,000	1,423,239
6.00%, 6/14/2030	1,760,000	1,845,026
6.20%, 8/15/2034	1,926,000	2,026,017
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	1,713,000	1,497,076
Series HH, 2.85%, 4/15/2031	2,111,000	1,959,325
Series GG, 3.50%, 10/15/2032	1,891,000	1,766,156
Series X, 4.00%, 4/15/2028	1,645,000	1,646,661
4.50%, 10/15/2031 (a)	1,711,000	1,715,021
Series FF, 4.63%, 6/15/2030	1,817,000	1,844,473
Series AA, 4.65%, 12/1/2028	1,878,000	1,910,846
4.80%, 3/15/2030	1,164,000	1,189,038
4.88%, 5/15/2029	1,389,000	1,419,239

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 4/15/2029	$1,902,000	$1,945,099
5.00%, 10/15/2027	1,067,000	1,085,480
5.10%, 4/15/2032 (a)	1,705,000	1,756,252
5.25%, 10/15/2035 (a)	1,438,000	1,457,427
5.30%, 5/15/2034 (a)	2,006,000	2,070,072
5.55%, 10/15/2028	1,374,000	1,426,775
Sands China Ltd.:
2.30%, 3/8/2027 (a)	1,292,000	1,259,506
2.85%, 3/8/2029	1,844,000	1,745,014
3.25%, 8/8/2031	1,520,000	1,399,662
4.38%, 6/18/2030 (a)	1,252,000	1,233,395
5.40%, 8/8/2028	3,741,000	3,808,413
		60,408,412
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027 (a)	1,471,000	1,409,939
Series MTN, 1.70%, 1/8/2027	1,835,000	1,798,373
Series MTN, 3.60%, 8/12/2027 (a)	1,676,000	1,673,117
3.95%, 11/14/2028 (a)	1,342,000	1,344,832
Series K, 4.10%, 8/15/2028	1,416,000	1,424,850
4.38%, 8/16/2029 (a)	1,444,000	1,464,490
4.40%, 10/15/2027	1,717,000	1,738,480
4.40%, 3/3/2028	1,835,000	1,855,240
4.50%, 1/7/2027	1,986,000	2,000,676
4.50%, 1/8/2027	801,000	807,040
4.60%, 11/15/2027	1,422,000	1,445,278
4.70%, 11/15/2029	1,393,000	1,428,842
4.80%, 1/8/2030	1,313,000	1,356,710
4.85%, 2/27/2029	1,381,000	1,419,129
5.00%, 5/14/2027	1,800,000	1,829,898
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	508,000	457,368
2.60%, 9/19/2029	41,000	39,104
2.60%, 4/9/2030	1,743,000	1,649,017
5.20%, 5/15/2035	2,948,000	3,059,965
Eaton Capital ULC 4.45%, 5/9/2030	1,839,000	1,858,420
Oshkosh Corp.:
3.10%, 3/1/2030 (a)	457,000	434,447
4.60%, 5/15/2028	1,721,000	1,741,618
		32,236,833
MACHINERY-DIVERSIFIED — 1.1%
AGCO Corp.:
5.45%, 3/21/2027	1,739,000	1,761,972
5.80%, 3/21/2034 (a)	1,323,000	1,384,070
CNH Industrial Capital LLC:
4.50%, 10/8/2027	4,835,000	4,863,527
4.50%, 10/16/2030	1,943,000	1,944,127
4.55%, 4/10/2028	1,623,000	1,634,329
4.75%, 3/21/2028	1,426,000	1,442,485
Security Description	Principal Amount	Value
5.50%, 1/12/2029	$270,000	$278,651
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	1,635,000	1,628,852
Deere & Co.:
3.10%, 4/15/2030	1,890,000	1,821,544
5.38%, 10/16/2029 (a)	1,104,000	1,158,769
5.45%, 1/16/2035 (a)	2,346,000	2,475,640
7.13%, 3/3/2031	1,659,000	1,883,977
Deere Funding Canada Corp. 4.15%, 10/9/2030	1,398,000	1,397,609
Dover Corp.:
2.95%, 11/4/2029	1,883,000	1,799,602
5.38%, 10/15/2035	100,000	104,472
Flowserve Corp.:
2.80%, 1/15/2032	1,725,000	1,543,116
3.50%, 10/1/2030	416,000	396,531
IDEX Corp.:
2.63%, 6/15/2031 (a)	1,681,000	1,536,215
3.00%, 5/1/2030	1,609,000	1,521,840
4.95%, 9/1/2029	200,000	203,996
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,555,000	1,607,310
5.20%, 6/15/2027	1,204,000	1,223,601
5.31%, 6/15/2031 (a)	1,231,000	1,287,983
5.40%, 8/14/2028 (a)	2,224,000	2,298,793
5.45%, 6/15/2034	1,451,000	1,509,446
5.70%, 8/14/2033	944,000	1,000,130
John Deere Capital Corp.:
1.45%, 1/15/2031 (a)	1,045,000	920,217
Series MTN, 1.50%, 3/6/2028 (a)	1,402,000	1,336,513
Series MTN, 1.70%, 1/11/2027	1,517,000	1,485,962
Series MTN, 2.00%, 6/17/2031	1,801,000	1,607,951
Series MTN, 2.35%, 3/8/2027	1,510,000	1,485,704
Series MTN, 2.45%, 1/9/2030 (a)	1,455,000	1,374,728
Series MTN, 2.80%, 9/8/2027	2,547,000	2,508,820
Series MTN, 2.80%, 7/18/2029	1,359,000	1,306,910
Series MTN, 3.05%, 1/6/2028	1,400,000	1,382,262
Series MTN, 3.35%, 4/18/2029	1,672,000	1,640,633
Series MTN, 3.45%, 3/7/2029	1,770,000	1,746,247
Series MTN, 3.90%, 6/7/2032 (a)	1,710,000	1,674,842
Series MTN, 4.15%, 9/15/2027 (a)	1,852,000	1,865,872
4.20%, 7/15/2027 (a)	1,169,000	1,177,405

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series I, 4.25%, 6/5/2028 (a)	$1,930,000	$1,952,388
Series MTN, 4.35%, 9/15/2032	1,386,000	1,389,756
Series MTN, 4.38%, 10/15/2030	1,570,000	1,586,093
4.40%, 9/8/2031	2,022,000	2,041,452
4.50%, 1/16/2029	1,453,000	1,475,870
Series I, 4.55%, 6/5/2030 (a)	1,050,000	1,067,630
4.65%, 1/7/2028 (a)	1,537,000	1,563,421
Series MTN, 4.70%, 6/10/2030	1,536,000	1,573,770
Series MTN, 4.75%, 1/20/2028	2,051,000	2,089,969
Series MTN, 4.85%, 3/5/2027	1,391,000	1,408,610
Series MTN, 4.85%, 6/11/2029 (a)	1,385,000	1,424,043
Series MTN, 4.85%, 10/11/2029 (a)	814,000	840,626
Series MTN, 4.90%, 6/11/2027 (a)	1,065,000	1,082,977
Series MTN, 4.90%, 3/3/2028 (a)	1,894,000	1,938,528
Series MTN, 4.90%, 3/7/2031	1,438,000	1,484,476
Series MTN, 4.95%, 7/14/2028	2,517,000	2,584,531
Series 1, 5.05%, 6/12/2034	1,630,000	1,683,122
Series MTN, 5.10%, 4/11/2034	1,567,000	1,620,184
Series I, 5.15%, 9/8/2033	1,584,000	1,659,636
Nordson Corp.:
5.60%, 9/15/2028	1,681,000	1,740,121
5.80%, 9/15/2033	1,899,000	2,011,972
nVent Finance SARL:
2.75%, 11/15/2031	2,647,000	2,382,697
4.55%, 4/15/2028	1,561,000	1,569,226
5.65%, 5/15/2033	1,282,000	1,337,664
Otis Worldwide Corp.:
2.29%, 4/5/2027	345,000	338,086
5.13%, 11/19/2031	1,759,000	1,825,209
5.13%, 9/4/2035	1,009,000	1,028,383
5.25%, 8/16/2028	4,103,000	4,228,675
Regal Rexnord Corp. 6.05%, 4/15/2028	2,945,000	3,044,600
Rockwell Automation, Inc.:
1.75%, 8/15/2031	1,802,000	1,576,426
3.50%, 3/1/2029	1,127,000	1,108,776
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	2,289,000	2,317,773
4.90%, 5/29/2030	1,147,000	1,173,220
5.50%, 5/29/2035	1,196,000	1,247,368
5.61%, 3/11/2034	1,545,000	1,623,501
Security Description	Principal Amount	Value
Xylem, Inc.:
1.95%, 1/30/2028	$1,363,000	$1,308,289
2.25%, 1/30/2031 (a)	200,000	181,450
		121,733,171
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,326,000	2,176,485
2.30%, 2/1/2032	1,858,000	1,598,939
2.80%, 4/1/2031	8,773,000	7,894,735
3.75%, 2/15/2028	1,102,000	1,086,429
4.20%, 3/15/2028	1,995,000	1,984,925
4.40%, 4/1/2033	1,764,000	1,664,193
5.05%, 3/30/2029	2,371,000	2,399,286
6.10%, 6/1/2029	2,754,000	2,873,414
6.38%, 10/23/2035	3,834,000	3,954,541
6.55%, 6/1/2034	2,777,000	2,922,543
6.65%, 2/1/2034	3,341,000	3,522,750
Comcast Corp.:
1.50%, 2/15/2031 (a)	3,321,000	2,887,410
1.95%, 1/15/2031	2,963,000	2,643,174
2.35%, 1/15/2027 (a)	2,442,000	2,405,565
2.65%, 2/1/2030	3,148,000	2,968,627
3.15%, 2/15/2028	2,400,000	2,362,848
3.30%, 2/1/2027	2,002,000	1,991,269
3.30%, 4/1/2027	1,424,000	1,414,402
3.40%, 4/1/2030	3,041,000	2,950,135
3.55%, 5/1/2028	1,193,000	1,182,764
4.15%, 10/15/2028	6,535,000	6,569,309
4.20%, 8/15/2034	1,603,000	1,531,955
4.25%, 10/15/2030	2,942,000	2,941,941
4.25%, 1/15/2033	6,809,000	6,653,891
4.55%, 1/15/2029	1,909,000	1,937,120
4.65%, 2/15/2033 (a)	1,979,000	1,985,511
4.80%, 5/15/2033 (a)	3,962,000	3,997,222
4.95%, 5/15/2032	1,787,000	1,830,442
5.10%, 6/1/2029 (a)	1,949,000	2,011,154
5.30%, 6/1/2034 (a)	2,323,000	2,394,014
5.30%, 5/15/2035 (a)	1,769,000	1,811,456
5.35%, 11/15/2027 (a)	769,000	788,440
5.50%, 11/15/2032 (a)	1,864,000	1,970,304
7.05%, 3/15/2033	1,790,000	2,046,740
FactSet Research Systems, Inc.:
2.90%, 3/1/2027 (a)	1,328,000	1,308,372
3.45%, 3/1/2032	1,932,000	1,796,393
Fox Corp.:
4.71%, 1/25/2029	5,594,000	5,664,876
6.50%, 10/13/2033 (a)	2,017,000	2,224,529
Grupo Televisa SAB 8.50%, 3/11/2032	3,090,000	3,291,406
Paramount Global:
2.90%, 1/15/2027	1,237,000	1,216,515

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/15/2028	$4,315,000	$4,192,842
3.70%, 6/1/2028	1,929,000	1,885,578
4.20%, 6/1/2029	135,000	131,556
4.20%, 5/19/2032	1,768,000	1,597,618
4.95%, 1/15/2031	2,499,000	2,398,615
5.50%, 5/15/2033	1,773,000	1,689,935
TCI Communications, Inc. 7.13%, 2/15/2028	1,785,000	1,896,116
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,703,000	1,965,688
TWDC Enterprises 18 Corp.:
Series MTN, 2.95%, 6/15/2027 (a)	1,132,000	1,120,465
Series B, 7.00%, 3/1/2032	1,402,000	1,596,331
Walt Disney Co.:
2.00%, 9/1/2029	1,455,000	1,360,454
2.20%, 1/13/2028 (a)	2,134,000	2,071,090
2.65%, 1/13/2031	6,596,000	6,169,701
3.70%, 3/23/2027	1,981,000	1,979,455
3.80%, 3/22/2030 (a)	2,064,000	2,045,445
6.20%, 12/15/2034 (a)	2,348,000	2,635,841
6.55%, 3/15/2033	1,341,000	1,514,780
		143,107,534
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	1,782,000	1,711,700
4.50%, 12/15/2028 (a)	1,841,000	1,857,146
		3,568,846
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	2,919,000	2,837,180
3.75%, 10/1/2030	3,233,000	3,100,835
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (a)	1,058,000	1,074,706
4.90%, 2/28/2033	1,707,000	1,741,021
5.00%, 2/21/2030 (a)	1,899,000	1,957,546
5.10%, 9/8/2028	2,221,000	2,285,431
5.13%, 2/21/2032	1,692,000	1,753,098
5.25%, 9/8/2030	1,894,000	1,972,790
5.25%, 9/8/2033	2,804,000	2,912,627
5.30%, 2/21/2035	2,351,000	2,428,183
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,412,000	1,408,371
4.25%, 3/1/2030	1,863,000	1,848,320
4.38%, 8/1/2028	1,841,000	1,840,466
5.00%, 9/1/2027	1,268,000	1,270,041
5.25%, 9/1/2029 (a)	1,684,000	1,712,746
5.40%, 11/14/2034	1,081,000	1,115,246
Kinross Gold Corp. 6.25%, 7/15/2033	1,286,000	1,404,428
Newmont Corp.:
2.60%, 7/15/2032 (a)	1,783,000	1,624,224
Security Description	Principal Amount	Value
5.88%, 4/1/2035	$475,000	$513,466
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	1,636,000	1,583,975
5.35%, 3/15/2034	1,776,000	1,860,591
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	1,102,000	1,174,093
6.13%, 12/15/2033	1,727,000	1,890,461
7.25%, 3/15/2031	1,859,000	2,116,472
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,332,000	1,433,125
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	672,000	676,482
4.50%, 3/14/2028	3,301,000	3,338,928
4.88%, 3/14/2030	3,268,000	3,357,347
5.00%, 3/14/2032	1,517,000	1,564,452
5.00%, 3/9/2033 (a)	1,663,000	1,707,153
5.25%, 3/14/2035 (a)	2,951,000	3,041,979
Yamana Gold, Inc. 2.63%, 8/15/2031	1,734,000	1,559,993
		60,105,776
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
2.38%, 8/26/2029	1,622,000	1,529,530
2.88%, 10/15/2027	1,871,000	1,839,455
3.05%, 4/15/2030	2,070,000	1,977,823
Series MTN, 3.38%, 3/1/2029	774,000	758,559
Series MTN, 3.63%, 9/14/2028	584,000	579,929
4.80%, 3/15/2030	1,906,000	1,949,323
5.15%, 3/15/2035 (a)	1,178,000	1,204,446
Eaton Corp.:
4.00%, 11/2/2032 (a)	1,562,000	1,530,619
4.15%, 3/15/2033 (a)	2,504,000	2,463,635
4.35%, 5/18/2028 (a)	1,415,000	1,431,272
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a)	49,000	48,655
3.25%, 6/14/2029	2,044,000	1,988,751
Series MTN, 4.20%, 11/21/2034	549,000	532,772
4.25%, 9/15/2027	8,156,000	8,208,361
4.50%, 9/15/2029	2,014,000	2,042,438
Pentair Finance SARL:
4.50%, 7/1/2029	1,615,000	1,622,106
5.90%, 7/15/2032	1,314,000	1,394,969
Teledyne Technologies, Inc.:
2.25%, 4/1/2028 (a)	344,000	330,663
2.75%, 4/1/2031	2,194,000	2,030,635
Textron, Inc.:
2.45%, 3/15/2031	1,488,000	1,348,351
3.38%, 3/1/2028	3,224,000	3,176,285
3.65%, 3/15/2027	1,490,000	1,481,671
6.10%, 11/15/2033	1,814,000	1,956,236
		41,426,484

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	$1,035,000	$997,016
3.28%, 12/1/2028	1,617,000	1,571,481
3.57%, 12/1/2031	1,599,000	1,488,445
4.25%, 4/1/2028	1,684,000	1,679,571
5.10%, 3/1/2030	1,636,000	1,666,479
5.55%, 8/22/2034 (a)	1,514,000	1,543,614
		8,946,606
OIL & GAS — 2.7%
APA Corp.:
4.25%, 1/15/2030	404,000	396,655
6.10%, 2/15/2035 (a)	1,043,000	1,071,902
Apache Corp. 4.38%, 10/15/2028	839	833
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,937,000	1,741,731
2.72%, 1/12/2032	3,865,000	3,525,112
3.02%, 1/16/2027 (a)	1,772,000	1,758,001
3.59%, 4/14/2027	1,265,000	1,261,154
3.63%, 4/6/2030 (a)	2,056,000	2,016,360
3.94%, 9/21/2028 (a)	1,770,000	1,771,274
4.23%, 11/6/2028	7,285,000	7,335,995
4.70%, 4/10/2029	1,888,000	1,925,194
4.81%, 2/13/2033	4,482,000	4,544,300
4.87%, 11/25/2029 (a)	1,729,000	1,775,406
4.89%, 9/11/2033	3,363,000	3,422,155
4.99%, 4/10/2034	2,306,000	2,351,774
5.02%, 11/17/2027	3,281,000	3,349,573
5.23%, 11/17/2034	3,552,000	3,667,120
BP Capital Markets PLC:
3.28%, 9/19/2027	2,738,000	2,716,397
3.72%, 11/28/2028	1,404,000	1,395,000
Burlington Resources LLC 7.20%, 8/15/2031	1,741,000	1,977,515
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	1,816,000	1,712,670
3.85%, 6/1/2027 (a)	2,821,000	2,813,694
5.00%, 12/15/2029 (a)	355,000	364,092
5.40%, 12/15/2034 (a)	117,000	119,147
5.85%, 2/1/2035	535,000	558,010
6.45%, 6/30/2033	1,517,000	1,636,737
7.20%, 1/15/2032	1,502,000	1,686,836
Cenovus Energy, Inc.:
2.65%, 1/15/2032	1,735,000	1,540,871
4.65%, 3/20/2031	2,331,000	2,324,520
Chevron Corp.:
2.00%, 5/11/2027	1,478,000	1,445,307
2.24%, 5/11/2030	2,863,000	2,655,089
Chevron USA, Inc.:
1.02%, 8/12/2027	1,067,000	1,023,040
3.25%, 10/15/2029	2,274,000	2,218,651
3.95%, 8/13/2027	1,920,000	1,929,005
Security Description	Principal Amount	Value
4.05%, 8/13/2028 (a)	$1,650,000	$1,663,068
4.30%, 10/15/2030 (a)	2,479,000	2,503,344
4.41%, 2/26/2027 (a)	3,345,000	3,372,161
4.48%, 2/26/2028 (a)	1,985,000	2,014,993
4.50%, 10/15/2032	4,116,000	4,156,625
4.69%, 4/15/2030	2,357,000	2,411,800
4.82%, 4/15/2032 (a)	1,496,000	1,538,576
4.98%, 4/15/2035 (a)	1,772,000	1,816,530
ConocoPhillips 5.90%, 10/15/2032 (a)	3,981,000	4,320,858
ConocoPhillips Co.:
4.70%, 1/15/2030	2,204,000	2,246,736
4.85%, 1/15/2032 (a)	1,477,000	1,517,942
5.00%, 1/15/2035 (a)	2,214,000	2,246,435
5.05%, 9/15/2033	1,616,000	1,663,462
6.95%, 4/15/2029	1,575,000	1,712,560
Continental Resources, Inc. 4.38%, 1/15/2028	1,767,000	1,762,830
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,830,000	1,824,327
4.38%, 3/15/2029	1,832,000	1,837,203
5.60%, 3/15/2034	1,007,000	1,038,509
Devon Energy Corp.:
5.20%, 9/15/2034 (a)	2,135,000	2,127,442
5.25%, 10/15/2027	730,000	730,693
5.88%, 6/15/2028	687,000	687,474
7.88%, 9/30/2031	1,664,000	1,923,418
7.95%, 4/15/2032	1,327,000	1,547,561
Diamondback Energy, Inc.:
3.13%, 3/24/2031	1,698,000	1,586,713
3.50%, 12/1/2029	1,613,000	1,564,610
5.15%, 1/30/2030	1,796,000	1,847,851
5.20%, 4/18/2027	1,574,000	1,597,327
5.40%, 4/18/2034	2,469,000	2,528,108
5.55%, 4/1/2035	2,193,000	2,255,829
6.25%, 3/15/2033	1,226,000	1,322,118
Eni USA, Inc. 7.30%, 11/15/2027 (a)	1,132,000	1,196,569
EOG Resources, Inc.:
3.90%, 4/1/2035	1,812,000	1,686,918
4.40%, 7/15/2028	1,965,000	1,987,480
4.40%, 1/15/2031	1,913,000	1,919,944
5.00%, 7/15/2032	2,043,000	2,091,971
EQT Corp.:
3.90%, 10/1/2027	251,000	249,840
4.50%, 1/15/2029	2,209,000	2,212,689
4.75%, 1/15/2031	500,000	503,305
5.00%, 1/15/2029	2,381,000	2,412,667
5.70%, 4/1/2028	1,568,000	1,617,188
5.75%, 2/1/2034 (a)	1,777,000	1,857,925
6.38%, 4/1/2029	2,709,000	2,805,305
7.00%, 2/1/2030	1,524,000	1,656,070
7.50%, 6/1/2030	100,000	109,988
Expand Energy Corp.:
4.75%, 2/1/2032	3,412,000	3,370,476

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 3/15/2030	$2,332,000	$2,367,446
5.70%, 1/15/2035	1,925,000	1,992,664
Exxon Mobil Corp.:
2.44%, 8/16/2029	1,983,000	1,894,856
2.61%, 10/15/2030	3,892,000	3,648,711
3.48%, 3/19/2030	6,397,000	6,258,569
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	1,969,000	1,757,785
4.65%, 12/1/2027 (a)	1,359,000	1,369,641
4.85%, 12/1/2029 (a)	1,405,000	1,410,536
5.50%, 12/1/2034 (a)	1,822,000	1,795,508
Hess Corp.:
7.13%, 3/15/2033	1,626,000	1,882,973
7.30%, 8/15/2031	1,365,000	1,569,054
7.88%, 10/1/2029	1,861,000	2,104,214
HF Sinclair Corp.:
4.50%, 10/1/2030	1,803,000	1,774,693
5.00%, 2/1/2028 (a)	250,000	250,053
5.50%, 9/1/2032	1,350,000	1,368,630
5.75%, 1/15/2031	1,924,000	1,988,050
6.25%, 1/15/2035	1,718,000	1,793,489
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,111,000	1,105,112
5.15%, 3/1/2030	1,761,000	1,813,953
5.70%, 3/1/2035 (a)	1,642,000	1,692,656
Occidental Petroleum Corp.:
5.00%, 8/1/2027	1,328,000	1,352,661
5.20%, 8/1/2029	436,000	446,521
5.38%, 1/1/2032	1,934,000	1,974,885
5.55%, 10/1/2034 (a)	2,648,370	2,696,650
6.13%, 1/1/2031	1,720,000	1,816,595
6.38%, 9/1/2028	1,597,000	1,673,736
6.63%, 9/1/2030	2,511,000	2,697,668
7.50%, 5/1/2031	1,933,000	2,172,441
7.88%, 9/15/2031	2,739,000	3,132,813
8.50%, 7/15/2027	1,875,000	1,959,037
8.88%, 7/15/2030	1,641,000	1,893,583
Ovintiv, Inc.:
6.25%, 7/15/2033 (a)	1,809,000	1,920,000
6.50%, 8/15/2034 (a)	1,957,000	2,102,523
7.20%, 11/1/2031 (a)	3,163,000	3,495,242
7.38%, 11/1/2031	3,585,000	4,000,537
8.13%, 9/15/2030 (a)	15,000	17,142
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	1,781,000	1,761,302
5.15%, 11/15/2029	785,000	791,249
7.15%, 10/1/2033 (a)	1,562,000	1,670,075
Phillips 66 Co.:
2.15%, 12/15/2030	1,809,000	1,624,012
3.15%, 12/15/2029	1,540,000	1,478,015
3.75%, 3/1/2028 (a)	1,904,000	1,890,177
3.90%, 3/15/2028	1,882,000	1,874,679
4.65%, 11/15/2034 (a)	1,487,000	1,457,245
4.95%, 12/1/2027 (a)	1,569,000	1,594,637
4.95%, 3/15/2035 (a)	1,135,000	1,128,905
Security Description	Principal Amount	Value
5.25%, 6/15/2031 (a)	$1,988,000	$2,066,466
5.30%, 6/30/2033 (a)	3,066,000	3,164,817
Pioneer Natural Resources Co.:
1.90%, 8/15/2030 (a)	1,952,000	1,768,551
2.15%, 1/15/2031	2,052,000	1,862,518
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	2,408,000	2,271,466
2.75%, 4/6/2030 (a)	2,864,000	2,714,299
3.88%, 11/13/2028 (b)	3,520,000	3,517,782
4.13%, 11/6/2030 (a)	2,058,000	2,057,918
4.13%, 5/11/2035 (a)	73,000	70,147
4.75%, 1/6/2036	1,458,000	1,454,865
Shell International Finance BV 3.88%, 11/13/2028	185,000	184,976
Suncor Energy, Inc.:
5.95%, 12/1/2034	1,073,000	1,136,328
7.15%, 2/1/2032	1,362,000	1,529,335
TotalEnergies Capital International SA:
2.83%, 1/10/2030	2,375,000	2,273,967
3.46%, 2/19/2029	2,370,000	2,333,644
TotalEnergies Capital SA:
3.88%, 10/11/2028	1,859,000	1,861,361
4.72%, 9/10/2034 (a)	1,943,000	1,959,865
5.15%, 4/5/2034 (a)	2,547,000	2,647,123
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	1,903,000	1,843,607
2.80%, 12/1/2031	1,499,000	1,366,848
4.00%, 4/1/2029 (a)	1,990,000	1,974,538
5.15%, 2/15/2030	1,688,000	1,738,049
7.50%, 4/15/2032	1,693,000	1,939,738
Viper Energy Partners LLC:
4.90%, 8/1/2030	1,447,000	1,463,467
5.70%, 8/1/2035	2,101,000	2,137,452
Woodside Finance Ltd.:
4.90%, 5/19/2028 (a)	1,249,000	1,267,460
5.10%, 9/12/2034 (a)	2,124,000	2,100,169
5.40%, 5/19/2030	1,520,000	1,561,055
5.70%, 5/19/2032	1,855,000	1,930,999
6.00%, 5/19/2035	2,381,000	2,481,312
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	106,227
		300,323,830
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029 (a)	1,794,000	1,731,121
3.34%, 12/15/2027	3,088,000	3,054,063
Halliburton Co. 2.92%, 3/1/2030 (a)	3,923,000	3,713,590
NOV, Inc. 3.60%, 12/1/2029 (a)	1,468,000	1,430,830
		9,929,604

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028	$1,929,000	$1,939,937
5.63%, 5/26/2033	1,495,000	1,561,901
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,448,000	1,342,108
2.69%, 5/25/2031 (a)	1,462,000	1,336,999
3.10%, 9/15/2026	399,000	395,473
4.80%, 3/17/2028	1,244,000	1,260,869
5.10%, 3/17/2030	1,399,000	1,435,934
5.50%, 3/17/2035 (a)	1,801,000	1,862,378
AptarGroup, Inc.:
3.60%, 3/15/2032	1,661,000	1,551,507
4.75%, 3/30/2031	1,308,000	1,317,705
Berry Global, Inc.:
1.65%, 1/15/2027	1,892,000	1,844,019
5.50%, 4/15/2028	1,146,000	1,181,492
5.65%, 1/15/2034	1,715,000	1,788,316
5.80%, 6/15/2031	1,846,000	1,949,856
Packaging Corp. of America:
3.00%, 12/15/2029	1,364,000	1,304,557
3.40%, 12/15/2027 (a)	712,000	705,329
5.20%, 8/15/2035	645,000	655,152
5.70%, 12/1/2033	992,000	1,046,629
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	1,677,000	1,730,698
5.44%, 4/3/2034	1,904,000	1,971,383
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (a)	1,406,000	1,450,064
Sonoco Products Co.:
2.25%, 2/1/2027	1,392,000	1,364,661
2.85%, 2/1/2032 (a)	1,558,000	1,406,453
3.13%, 5/1/2030	1,285,000	1,215,700
4.60%, 9/1/2029	1,217,000	1,227,113
5.00%, 9/1/2034 (a)	967,000	957,930
WestRock MWV LLC:
7.95%, 2/15/2031	785,000	898,032
8.20%, 1/15/2030	1,325,000	1,508,407
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	856,000	762,927
3.90%, 6/1/2028	102,000	101,513
4.00%, 3/15/2028	1,825,000	1,820,456
4.20%, 6/1/2032	1,615,000	1,568,843
4.90%, 3/15/2029 (a)	1,367,000	1,392,248
		43,856,589
PHARMACEUTICALS — 4.1%
AbbVie, Inc.:
3.20%, 11/21/2029	10,718,000	10,395,924
4.25%, 11/14/2028 (a)	3,296,000	3,331,992
4.50%, 5/14/2035	1,851,000	1,818,348
4.55%, 3/15/2035	3,227,000	3,180,951
4.65%, 3/15/2028 (a)	4,261,000	4,332,244
4.80%, 3/15/2027	3,989,000	4,031,443
Security Description	Principal Amount	Value
4.80%, 3/15/2029	$4,862,000	$4,982,723
4.88%, 3/15/2030	1,887,000	1,943,780
4.95%, 3/15/2031	3,664,000	3,790,848
5.05%, 3/15/2034	8,944,000	9,189,960
5.20%, 3/15/2035	1,937,000	2,003,517
Astrazeneca Finance LLC:
1.75%, 5/28/2028	3,923,000	3,746,073
2.25%, 5/28/2031	1,837,000	1,670,531
4.80%, 2/26/2027	1,877,000	1,898,323
4.85%, 2/26/2029	2,146,000	2,202,998
4.88%, 3/3/2028	2,166,000	2,212,331
4.88%, 3/3/2033	1,308,000	1,348,783
4.90%, 3/3/2030	1,207,000	1,246,215
4.90%, 2/26/2031 (a)	1,421,000	1,470,351
5.00%, 2/26/2034 (a)	2,456,000	2,541,100
AstraZeneca PLC:
1.38%, 8/6/2030	2,024,000	1,798,951
3.13%, 6/12/2027	1,845,000	1,830,794
4.00%, 1/17/2029	3,008,000	3,015,129
Becton Dickinson & Co.:
1.96%, 2/11/2031	2,020,000	1,796,467
2.82%, 5/20/2030	1,231,000	1,160,538
3.70%, 6/6/2027	2,602,000	2,592,164
4.30%, 8/22/2032 (a)	1,353,000	1,331,812
4.69%, 2/13/2028	1,907,000	1,931,200
4.87%, 2/8/2029	1,700,000	1,733,643
5.08%, 6/7/2029	1,520,000	1,560,782
5.11%, 2/8/2034	1,597,000	1,629,802
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	1,254,000	1,197,068
1.45%, 11/13/2030 (a)	3,592,000	3,182,009
2.95%, 3/15/2032 (a)	3,032,000	2,808,572
3.25%, 2/27/2027 (a)	1,742,000	1,733,098
3.40%, 7/26/2029	4,244,000	4,164,213
3.45%, 11/15/2027 (a)	1,608,000	1,602,742
4.90%, 2/22/2029	3,143,000	3,232,670
5.10%, 2/22/2031	2,556,000	2,664,426
5.20%, 2/22/2034	4,770,000	4,960,466
5.75%, 2/1/2031	1,713,000	1,832,396
5.90%, 11/15/2033 (a)	1,452,000	1,585,468
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,932,000	1,917,413
5.00%, 11/15/2029 (a)	1,769,000	1,816,887
5.13%, 2/15/2029 (a)	1,344,000	1,383,016
5.15%, 9/15/2035 (a)	1,987,000	2,020,262
5.35%, 11/15/2034	1,548,000	1,595,369
5.45%, 2/15/2034 (a)	1,154,000	1,199,271
Cencora, Inc.:
2.70%, 3/15/2031	873,000	804,539
2.80%, 5/15/2030	1,122,000	1,056,486
3.45%, 12/15/2027	1,915,000	1,898,454
4.63%, 12/15/2027	1,765,000	1,787,274
4.85%, 12/15/2029	1,754,000	1,793,518
5.13%, 2/15/2034 (a)	1,940,000	1,989,237
5.15%, 2/15/2035	154,000	157,456

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
1.30%, 8/21/2027	$5,332,000	$5,099,791
1.75%, 8/21/2030	2,084,000	1,851,905
1.88%, 2/28/2031	2,289,000	2,010,337
2.13%, 9/15/2031	1,554,000	1,365,422
3.25%, 8/15/2029	5,065,000	4,889,498
3.63%, 4/1/2027	2,389,000	2,376,052
3.75%, 4/1/2030	2,769,000	2,702,489
4.30%, 3/25/2028	11,617,000	11,659,983
5.00%, 1/30/2029	1,916,000	1,957,520
5.00%, 9/15/2032 (a)	1,595,000	1,626,565
5.13%, 2/21/2030	2,428,000	2,494,090
5.25%, 1/30/2031 (a)	1,662,000	1,716,879
5.25%, 2/21/2033 (a)	2,150,000	2,214,350
5.30%, 6/1/2033	2,281,000	2,355,862
5.40%, 6/1/2029	1,819,000	1,883,102
5.45%, 9/15/2035	1,595,000	1,632,578
5.55%, 6/1/2031 (a)	6,364,000	6,663,299
5.70%, 6/1/2034	2,589,000	2,715,835
6.25%, 6/1/2027	1,831,000	1,884,044
Eli Lilly & Co.:
3.10%, 5/15/2027	680,000	674,213
3.38%, 3/15/2029	1,666,000	1,641,526
4.00%, 10/15/2028	2,699,000	2,716,409
4.15%, 8/14/2027	1,907,000	1,921,379
4.20%, 8/14/2029	1,275,000	1,287,495
4.25%, 3/15/2031	5,798,000	5,843,398
4.50%, 2/9/2027	1,440,000	1,452,067
4.50%, 2/9/2029	1,581,000	1,610,707
4.55%, 2/12/2028	1,483,000	1,507,989
4.55%, 10/15/2032	1,995,000	2,022,950
4.60%, 8/14/2034	2,099,000	2,106,556
4.70%, 2/27/2033 (a)	1,833,000	1,872,520
4.70%, 2/9/2034	2,828,000	2,865,641
4.75%, 2/12/2030	1,972,000	2,027,275
4.90%, 2/12/2032	1,532,000	1,585,390
4.90%, 10/15/2035	1,240,000	1,261,167
5.10%, 2/12/2035	1,922,000	1,988,155
5.50%, 3/15/2027	535,000	546,465
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029 (a)	1,988,000	1,949,433
4.32%, 3/12/2027 (a)	1,846,000	1,859,624
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	3,533,000	3,536,109
4.50%, 4/15/2030	1,652,000	1,678,184
4.88%, 4/15/2035	1,365,000	1,379,182
5.38%, 4/15/2034	1,725,000	1,823,636
Johnson & Johnson:
0.95%, 9/1/2027	2,420,000	2,317,949
1.30%, 9/1/2030	140,000	124,818
2.90%, 1/15/2028 (a)	4,495,000	4,435,441
2.95%, 3/3/2027	2,357,000	2,340,407
4.38%, 12/5/2033 (a)	1,718,000	1,741,846
4.50%, 3/1/2027	792,000	800,150
4.55%, 3/1/2028	7,007,000	7,139,362
Security Description	Principal Amount	Value
4.70%, 3/1/2030	$1,776,000	$1,830,079
4.80%, 6/1/2029	885,000	913,293
4.85%, 3/1/2032 (a)	2,213,000	2,297,448
4.90%, 6/1/2031 (a)	1,411,000	1,472,647
4.95%, 5/15/2033 (a)	1,504,000	1,585,096
4.95%, 6/1/2034 (a)	1,679,000	1,761,422
5.00%, 3/1/2035 (a)	2,315,000	2,411,188
6.95%, 9/1/2029	650,000	720,096
McKesson Corp.:
3.95%, 2/16/2028	1,678,000	1,676,876
4.65%, 5/30/2030 (a)	1,577,000	1,604,487
4.90%, 7/15/2028 (a)	1,894,000	1,940,479
4.95%, 5/30/2032 (a)	1,868,000	1,918,847
5.10%, 7/15/2033	1,551,000	1,602,803
5.25%, 5/30/2035	1,669,000	1,723,426
Merck & Co., Inc.:
1.45%, 6/24/2030	2,466,000	2,207,267
1.70%, 6/10/2027 (a)	2,344,000	2,282,400
1.90%, 12/10/2028	1,949,000	1,847,925
2.15%, 12/10/2031	3,163,000	2,815,576
3.40%, 3/7/2029	3,359,000	3,307,070
3.85%, 9/15/2027 (a)	1,798,000	1,804,239
3.85%, 3/15/2029 (a)	2,203,000	2,203,044
4.05%, 5/17/2028	1,615,000	1,626,014
4.15%, 9/15/2030	1,899,000	1,904,507
4.15%, 3/15/2031	3,416,000	3,405,547
4.45%, 12/4/2032 (a)	6,716,000	6,728,559
4.50%, 5/17/2033 (a)	2,107,000	2,127,944
4.55%, 9/15/2032 (a)	1,700,000	1,719,244
4.75%, 12/4/2035	4,763,000	4,753,045
4.95%, 9/15/2035	2,297,000	2,333,086
6.50%, 12/1/2033	1,909,000	2,158,735
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,960,000	2,078,325
Mylan, Inc. 4.55%, 4/15/2028	1,752,000	1,753,524
Novartis Capital Corp.:
2.00%, 2/14/2027	1,596,000	1,567,288
2.20%, 8/14/2030	1,048,000	969,348
3.10%, 5/17/2027	2,453,000	2,434,578
3.80%, 9/18/2029	1,896,000	1,886,937
3.90%, 11/5/2028	1,068,000	1,071,364
4.00%, 9/18/2031	5,124,000	5,098,636
4.10%, 11/5/2030	2,916,000	2,914,046
4.30%, 11/5/2032	2,916,000	2,902,382
4.60%, 11/5/2035 (a)	2,916,000	2,891,097
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	8,179,000	8,286,717
4.65%, 5/19/2030	5,589,000	5,702,457
4.75%, 5/19/2033	9,525,000	9,632,252
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	1,797,000	1,626,555
1.75%, 8/18/2031 (a)	1,545,000	1,364,529
2.63%, 4/1/2030	2,478,000	2,338,563

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 3/15/2029 (a)	$1,593,000	$1,574,346
3.60%, 9/15/2028 (a)	1,711,000	1,708,228
3.88%, 11/15/2027	4,929,000	4,945,660
4.20%, 11/15/2030 (a)	1,998,000	2,006,751
4.50%, 11/15/2032	1,958,000	1,962,210
4.88%, 11/15/2035	1,766,000	1,772,711
Pharmacia LLC 6.60%, 12/1/2028 (a)	1,728,000	1,855,112
Sanofi SA:
3.63%, 6/19/2028	13,012,000	12,986,757
3.80%, 11/3/2028	4,984,000	4,987,788
4.20%, 11/3/2032	2,330,000	2,326,179
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,353,000	3,977,946
5.00%, 11/26/2028	3,636,000	3,719,992
5.30%, 7/5/2034	1,835,000	1,893,610
Takeda U.S. Financing, Inc. 5.20%, 7/7/2035 (a)	3,210,000	3,268,358
Viatris, Inc.:
2.30%, 6/22/2027	1,513,000	1,469,274
2.70%, 6/22/2030	2,778,000	2,538,064
Wyeth LLC 6.50%, 2/1/2034	1,585,000	1,778,877
Zoetis, Inc.:
3.00%, 9/12/2027	896,000	883,859
3.90%, 8/20/2028	1,742,000	1,741,286
4.15%, 8/17/2028	3,801,000	3,821,906
5.00%, 8/17/2035 (a)	1,550,000	1,567,422
5.60%, 11/16/2032	1,044,000	1,109,093
		446,355,487
PIPELINES — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,858
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,147,000	1,084,718
3.60%, 9/1/2032	1,033,000	963,965
4.45%, 7/15/2027	1,923,000	1,929,827
4.80%, 5/3/2029	643,000	650,883
5.63%, 8/1/2034	1,420,000	1,484,482
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	3,998,000	3,906,166
Cheniere Energy Partners LP:
3.25%, 1/31/2032	3,097,000	2,858,190
4.00%, 3/1/2031 (a)	4,207,000	4,099,259
4.50%, 10/1/2029	2,608,000	2,615,746
5.75%, 8/15/2034	2,383,000	2,488,781
5.95%, 6/30/2033	4,194,000	4,451,386
Cheniere Energy, Inc. 5.65%, 4/15/2034	3,736,000	3,878,566
DCP Midstream Operating LP:
3.25%, 2/15/2032	1,447,000	1,331,500
5.13%, 5/15/2029	505,000	516,883
Security Description	Principal Amount	Value
5.63%, 7/15/2027	$1,844,000	$1,878,372
8.13%, 8/16/2030	418,000	483,133
Eastern Energy Gas Holdings LLC:
Series B, 3.00%, 11/15/2029	373,000	351,948
5.80%, 1/15/2035 (a)	1,520,000	1,604,846
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	578,000	552,314
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	1,778,000	1,528,636
3.13%, 11/15/2029 (a)	840,000	804,392
3.70%, 7/15/2027	1,489,000	1,481,183
4.20%, 11/20/2028	1,323,000	1,324,720
4.50%, 2/15/2031 (a)	1,808,000	1,805,885
4.60%, 6/20/2028	637,000	643,478
4.90%, 6/20/2030 (a)	1,417,000	1,447,905
5.20%, 11/20/2035	1,358,000	1,370,494
5.25%, 4/5/2027	904,000	916,764
5.30%, 4/5/2029	1,314,000	1,354,655
5.55%, 6/20/2035	1,732,000	1,794,075
5.63%, 4/5/2034	1,593,000	1,663,506
5.70%, 3/8/2033	3,944,000	4,155,043
6.00%, 11/15/2028	1,591,000	1,671,966
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (a) (c)	4,399,000	4,664,260
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (a) (c)	4,370,000	4,630,976
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	667,000	764,662
Energy Transfer LP:
3.75%, 5/15/2030	2,649,000	2,578,722
4.00%, 10/1/2027	1,659,000	1,656,810
4.20%, 4/15/2027 (a)	1,866,000	1,867,642
4.40%, 3/15/2027	2,413,000	2,420,673
4.90%, 3/15/2035	1,154,000	1,127,112
4.95%, 5/15/2028	1,780,000	1,809,406
4.95%, 6/15/2028	1,503,000	1,527,980
5.20%, 4/1/2030 (a)	1,899,000	1,957,128
5.25%, 4/15/2029	2,470,000	2,537,900
5.25%, 7/1/2029	1,211,000	1,246,531
5.50%, 6/1/2027	1,903,000	1,934,171
5.55%, 2/15/2028	2,149,000	2,206,292
5.55%, 5/15/2034	2,065,000	2,123,481
5.60%, 9/1/2034	1,736,000	1,786,917
5.70%, 4/1/2035	720,000	745,697
5.75%, 2/15/2033	5,274,000	5,535,854
6.10%, 12/1/2028	1,077,000	1,132,541
6.40%, 12/1/2030 (a)	1,767,000	1,909,190
6.55%, 12/1/2033	2,833,000	3,108,679
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,085,000	1,981,000
3.13%, 7/31/2029	2,337,000	2,266,586
3.95%, 2/15/2027	725,000	725,544

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 10/16/2028 (a)	$1,948,000	$1,960,448
4.30%, 6/20/2028	3,135,000	3,162,180
4.60%, 1/15/2031	2,635,000	2,668,385
4.85%, 1/31/2034	1,803,000	1,822,490
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	4,308,000	4,295,851
5.35%, 1/31/2033	2,036,000	2,127,030
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (c)	5,454,000	5,419,585
Series H, 6.65%, 10/15/2034	1,932,000	2,175,683
Series D, 6.88%, 3/1/2033	1,511,000	1,712,779
Kinder Morgan Energy Partners LP:
5.80%, 3/15/2035	759,000	797,269
7.30%, 8/15/2033 (a)	1,751,000	2,014,543
7.40%, 3/15/2031 (a)	1,169,000	1,319,544
7.75%, 3/15/2032	1,319,000	1,536,806
Kinder Morgan, Inc.:
4.30%, 3/1/2028	1,621,000	1,629,235
4.80%, 2/1/2033	1,682,000	1,687,113
5.00%, 2/1/2029 (a)	2,047,000	2,095,616
5.10%, 8/1/2029 (a)	360,000	370,278
5.15%, 6/1/2030	2,021,000	2,089,795
5.20%, 6/1/2033	2,735,000	2,814,452
5.30%, 12/1/2034	1,434,000	1,463,082
5.40%, 2/1/2034	1,715,000	1,771,166
Series GMTN, 7.75%, 1/15/2032	1,573,000	1,826,615
Series GMTN, 7.80%, 8/1/2031 (a)	1,743,000	2,019,544
MPLX LP:
2.65%, 8/15/2030	550,000	509,487
4.00%, 3/15/2028	2,795,000	2,789,969
4.13%, 3/1/2027	2,205,000	2,206,102
4.25%, 12/1/2027	1,746,000	1,751,622
4.80%, 2/15/2029	802,000	814,287
4.80%, 2/15/2031	6,976,000	7,052,457
4.95%, 9/1/2032	1,541,000	1,553,097
5.00%, 1/15/2033	1,917,000	1,924,208
5.00%, 3/1/2033	1,996,000	2,005,102
5.40%, 4/1/2035	1,020,000	1,027,446
5.40%, 9/15/2035	1,240,000	1,249,350
5.50%, 6/1/2034	5,433,000	5,546,984
Northwest Pipeline LLC 4.00%, 4/1/2027	1,663,000	1,662,701
ONEOK, Inc.:
3.25%, 6/1/2030	518,000	493,416
3.40%, 9/1/2029 (a)	1,876,000	1,817,600
4.00%, 7/13/2027	1,948,000	1,945,994
4.25%, 9/24/2027	3,523,000	3,534,415
4.35%, 3/15/2029	1,197,000	1,200,986
4.55%, 7/15/2028	4,181,000	4,217,166
4.75%, 10/15/2031	2,218,000	2,230,554
Security Description	Principal Amount	Value
4.95%, 10/15/2032	$1,197,000	$1,202,722
5.05%, 11/1/2034	140,000	138,907
5.38%, 6/1/2029	401,000	413,427
5.40%, 10/15/2035	1,634,000	1,651,909
5.65%, 11/1/2028	2,831,000	2,941,409
5.65%, 9/1/2034	2,686,000	2,778,372
5.80%, 11/1/2030	1,601,000	1,687,454
6.00%, 6/15/2035	13,000	13,746
6.05%, 9/1/2033	3,057,000	3,253,443
6.10%, 11/15/2032	1,840,021	1,969,614
6.35%, 1/15/2031	864,000	927,487
Plains All American Pipeline LP 5.95%, 6/15/2035	1,320,000	1,374,899
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (a)	1,595,000	1,550,308
3.80%, 9/15/2030	1,543,000	1,496,972
4.70%, 1/15/2031 (a)	3,885,000	3,908,155
5.70%, 9/15/2034	650,000	671,333
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,751,000	2,753,558
4.50%, 5/15/2030	4,338,000	4,359,213
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	1,671,000	1,685,270
5.03%, 10/1/2029	1,844,000	1,871,291
5.58%, 10/1/2034	2,286,000	2,310,140
Targa Resources Corp.:
4.20%, 2/1/2033	1,570,000	1,502,678
4.35%, 1/15/2029	7,561,000	7,579,902
4.90%, 9/15/2030	1,497,000	1,526,251
5.20%, 7/1/2027	1,934,000	1,965,002
5.50%, 2/15/2035	1,805,000	1,849,710
5.55%, 8/15/2035	2,028,000	2,077,483
6.13%, 3/15/2033	1,594,000	1,704,958
6.15%, 3/1/2029 (a)	1,652,000	1,739,176
6.50%, 3/30/2034	1,933,000	2,111,532
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,829,000	1,747,097
4.88%, 2/1/2031	1,501,000	1,510,982
5.00%, 1/15/2028	1,551,000	1,551,682
5.50%, 3/1/2030	1,772,000	1,799,998
6.88%, 1/15/2029	1,658,000	1,677,846
TC PipeLines LP 3.90%, 5/25/2027	4,668,000	4,651,008
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,277,000	1,322,857
7.00%, 10/15/2028	1,792,000	1,924,572
Texas Eastern Transmission LP 7.00%, 7/15/2032	1,045,000	1,172,532

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	$2,904,000	$2,910,389
4.63%, 3/1/2034 (a)	2,320,000	2,261,513
5.60%, 3/31/2034	2,434,000	2,529,851
5 yr. CMT + 2.61%, 7.00%, 6/1/2065 (c)	1,008,000	1,039,056
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	789,000	755,815
4.00%, 3/15/2028	1,205,000	1,203,229
Valero Energy Partners LP 4.50%, 3/15/2028 (a)	1,457,000	1,466,966
Western Midstream Operating LP:
4.50%, 3/1/2028	1,836,000	1,842,701
4.75%, 8/15/2028	1,547,000	1,565,224
4.80%, 3/1/2031 (a)	2,916,000	2,915,213
5.45%, 11/15/2034	1,824,000	1,838,045
5.50%, 12/15/2035	1,743,000	1,737,126
6.15%, 4/1/2033	1,651,000	1,750,110
6.35%, 1/15/2029	1,336,000	1,406,447
Williams Cos., Inc.:
2.60%, 3/15/2031	2,810,000	2,566,907
3.50%, 11/15/2030	1,743,000	1,673,071
3.75%, 6/15/2027	2,656,000	2,645,270
4.63%, 6/30/2030	1,882,000	1,902,382
4.65%, 8/15/2032	1,118,000	1,120,214
4.80%, 11/15/2029	1,535,000	1,563,827
4.90%, 3/15/2029	1,505,000	1,536,755
5.15%, 3/15/2034	3,932,000	4,000,063
5.30%, 8/15/2028	1,874,000	1,929,489
5.60%, 3/15/2035	784,000	814,552
5.65%, 3/15/2033	1,832,000	1,926,989
Series A, 7.50%, 1/15/2031	1,790,000	2,032,133
8.75%, 3/15/2032	1,145,000	1,389,309
		336,358,252
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	1,574,000	1,428,736
4.80%, 6/15/2030	1,422,000	1,441,496
4.90%, 1/15/2033	1,633,000	1,640,626
5.50%, 4/1/2029	1,720,000	1,782,986
5.50%, 6/15/2035	685,000	707,858
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	1,033,000	1,104,876
		8,106,578
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Agree LP:
2.00%, 6/15/2028	358,000	341,253
2.60%, 6/15/2033	620,000	535,370
2.90%, 10/1/2030	1,737,000	1,625,676
5.60%, 6/15/2035	490,000	513,143
5.63%, 6/15/2034	594,000	621,579
Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$1,565,000	$1,281,140
2.00%, 5/18/2032 (a)	1,779,000	1,504,749
2.75%, 12/15/2029 (a)	1,930,000	1,811,730
2.95%, 3/15/2034	1,404,000	1,202,091
3.38%, 8/15/2031	1,738,000	1,624,265
3.95%, 1/15/2027	1,771,000	1,766,094
3.95%, 1/15/2028	1,949,000	1,938,670
4.50%, 7/30/2029	793,000	793,349
4.70%, 7/1/2030	1,507,000	1,515,047
4.75%, 4/15/2035	1,866,000	1,798,712
4.90%, 12/15/2030 (a)	783,000	793,563
5.50%, 10/1/2035	512,000	520,550
American Assets Trust LP:
3.38%, 2/1/2031	1,884,000	1,717,888
6.15%, 10/1/2034	1,957,000	1,985,298
American Homes 4 Rent LP:
2.38%, 7/15/2031 (a)	1,053,000	941,403
3.63%, 4/15/2032	1,918,000	1,813,143
4.25%, 2/15/2028	1,622,000	1,625,828
4.90%, 2/15/2029	100,000	101,657
4.95%, 6/15/2030	1,314,000	1,340,569
5.25%, 3/15/2035 (a)	354,000	359,533
5.50%, 2/1/2034	1,598,000	1,652,348
5.50%, 7/15/2034 (a)	518,000	535,280
American Tower Corp.:
1.50%, 1/31/2028	1,450,000	1,375,572
2.10%, 6/15/2030	1,727,000	1,568,185
2.70%, 4/15/2031	1,268,000	1,163,491
2.75%, 1/15/2027	1,785,000	1,761,313
2.90%, 1/15/2030	1,294,000	1,229,067
3.13%, 1/15/2027	1,423,000	1,409,496
3.55%, 7/15/2027 (a)	1,470,000	1,459,416
3.60%, 1/15/2028	1,615,000	1,599,722
3.65%, 3/15/2027	160,000	159,259
3.80%, 8/15/2029 (a)	2,668,000	2,627,046
3.95%, 3/15/2029	1,808,000	1,793,066
4.05%, 3/15/2032 (a)	1,582,000	1,539,776
4.70%, 12/15/2032	1,250,000	1,252,238
4.90%, 3/15/2030	1,413,000	1,443,168
5.00%, 1/31/2030	1,686,000	1,726,801
5.20%, 2/15/2029	1,606,000	1,652,735
5.25%, 7/15/2028	1,600,000	1,644,176
5.35%, 3/15/2035	1,864,000	1,911,793
5.40%, 1/31/2035	290,000	298,535
5.45%, 2/15/2034 (a)	1,372,000	1,424,891
5.50%, 3/15/2028	5,237,000	5,385,993
5.55%, 7/15/2033	1,049,000	1,098,880
5.65%, 3/15/2033	1,708,000	1,799,002
5.80%, 11/15/2028	1,608,000	1,678,141
5.90%, 11/15/2033	1,600,000	1,711,056
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (a)	1,523,000	1,486,737

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 5/15/2032	$1,953,000	$1,967,452
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	298,000	281,714
2.05%, 1/15/2032	1,359,000	1,193,012
Series MTN, 2.30%, 3/1/2030	1,737,000	1,610,025
Series MTN, 2.45%, 1/15/2031	417,000	381,534
Series MTN, 3.20%, 1/15/2028	785,000	773,877
Series MTN, 3.30%, 6/1/2029	1,706,000	1,661,866
Series MTN, 3.35%, 5/15/2027	2,723,000	2,702,305
4.35%, 12/1/2030	1,878,000	1,881,869
5.00%, 2/15/2033	1,569,000	1,606,891
5.00%, 8/1/2035	1,207,000	1,220,168
5.30%, 12/7/2033	1,500,000	1,564,545
5.35%, 6/1/2034	727,000	755,273
Boston Properties LP:
2.45%, 10/1/2033	1,899,000	1,573,170
2.55%, 4/1/2032 (a)	1,769,000	1,544,160
2.90%, 3/15/2030	1,326,000	1,242,462
3.25%, 1/30/2031 (a)	2,234,000	2,094,621
3.40%, 6/21/2029 (a)	1,132,000	1,095,799
4.50%, 12/1/2028	2,047,000	2,060,142
5.75%, 1/15/2035 (a)	1,821,000	1,873,882
6.50%, 1/15/2034 (a)	1,530,000	1,647,596
6.75%, 12/1/2027	1,787,000	1,870,185
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,553,000	1,490,321
2.50%, 8/16/2031 (a)	784,000	704,455
3.90%, 3/15/2027	750,000	748,298
4.13%, 5/15/2029	682,000	679,074
4.85%, 2/15/2033	1,226,000	1,229,224
5.20%, 4/1/2032	1,928,000	1,974,002
5.50%, 2/15/2034	1,375,000	1,418,340
Broadstone Net Lease LLC:
2.60%, 9/15/2031	1,732,000	1,532,907
5.00%, 11/1/2032	1,193,000	1,195,314
Camden Property Trust:
2.80%, 5/15/2030	1,330,000	1,255,387
3.15%, 7/1/2029	1,612,000	1,556,870
4.10%, 10/15/2028	1,043,000	1,047,349
4.90%, 1/15/2034 (a)	1,601,000	1,621,973
CBRE Services, Inc. 5.95%, 8/15/2034	1,315,000	1,405,788
COPT Defense Properties LP:
2.00%, 1/15/2029	362,000	337,909
2.75%, 4/15/2031 (a)	909,000	829,517
2.90%, 12/1/2033	1,309,000	1,117,821
4.50%, 10/15/2030	1,498,000	1,491,304
Cousins Properties LP:
5.38%, 2/15/2032	1,393,000	1,435,849
5.88%, 10/1/2034	1,832,000	1,913,909
Security Description	Principal Amount	Value
Crown Castle, Inc.:
2.10%, 4/1/2031	$2,229,000	$1,967,070
2.25%, 1/15/2031	1,960,000	1,751,319
2.50%, 7/15/2031	1,522,000	1,360,364
2.90%, 3/15/2027	1,868,000	1,841,120
3.10%, 11/15/2029 (a)	361,000	344,120
3.30%, 7/1/2030	1,366,000	1,295,200
3.65%, 9/1/2027	5,447,000	5,403,424
3.80%, 2/15/2028	1,830,000	1,815,616
4.00%, 3/1/2027	1,726,000	1,723,049
4.30%, 2/15/2029	3,071,000	3,065,134
4.80%, 9/1/2028	327,000	331,643
5.00%, 1/11/2028 (a)	1,627,000	1,652,202
5.10%, 5/1/2033	1,554,000	1,566,448
5.20%, 9/1/2034	266,000	268,644
5.60%, 6/1/2029	10,000	10,377
5.80%, 3/1/2034	1,709,000	1,792,553
CubeSmart LP:
2.00%, 2/15/2031	1,604,000	1,418,738
2.25%, 12/15/2028	2,000	1,900
2.50%, 2/15/2032	1,554,000	1,375,041
3.00%, 2/15/2030 (a)	1,815,000	1,720,802
4.38%, 2/15/2029	612,000	613,689
Digital Realty Trust LP:
3.60%, 7/1/2029	260,000	254,810
4.45%, 7/15/2028	1,550,000	1,560,556
5.55%, 1/15/2028	1,602,000	1,646,375
DOC Dr. LLC:
2.63%, 11/1/2031	30,000	26,981
4.30%, 3/15/2027	9,000	9,016
EPR Properties:
3.60%, 11/15/2031 (a)	1,346,000	1,248,025
3.75%, 8/15/2029	1,163,000	1,126,900
4.50%, 6/1/2027	1,730,000	1,732,111
4.75%, 11/15/2030	1,816,000	1,802,652
4.95%, 4/15/2028	1,766,000	1,779,775
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	2,416,000	2,423,780
5.50%, 6/15/2034	1,900,000	1,966,424
Equinix, Inc.:
1.55%, 3/15/2028	1,685,000	1,599,082
1.80%, 7/15/2027	2,216,000	2,143,027
2.00%, 5/15/2028	2,101,000	2,003,808
2.15%, 7/15/2030	2,645,000	2,400,549
2.50%, 5/15/2031	1,860,000	1,684,732
3.20%, 11/18/2029	524,000	503,260
3.90%, 4/15/2032 (a)	1,003,000	963,743
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,576,000	1,389,843
3.00%, 7/1/2029	695,000	670,008
3.25%, 8/1/2027	1,908,000	1,889,798
3.50%, 3/1/2028	3,063,000	3,033,779
4.15%, 12/1/2028	1,046,000	1,051,512
4.65%, 9/15/2034	1,087,000	1,076,108

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 6/15/2032	$1,682,000	$1,720,198
Essential Properties LP 2.95%, 7/15/2031	1,724,000	1,574,478
Essex Portfolio LP:
1.65%, 1/15/2031	1,777,000	1,551,054
1.70%, 3/1/2028	383,000	363,601
2.55%, 6/15/2031	790,000	716,348
2.65%, 3/15/2032 (a)	999,000	891,238
3.00%, 1/15/2030	679,000	644,527
3.63%, 5/1/2027	215,000	214,097
4.00%, 3/1/2029	503,000	499,147
5.38%, 4/1/2035 (a)	907,000	933,693
5.50%, 4/1/2034	1,282,000	1,327,767
Extra Space Storage LP:
2.20%, 10/15/2030	1,706,000	1,544,135
2.35%, 3/15/2032	1,383,000	1,210,955
2.40%, 10/15/2031	1,259,000	1,118,496
2.55%, 6/1/2031	1,610,000	1,455,021
3.88%, 12/15/2027	201,000	200,483
3.90%, 4/1/2029	1,463,000	1,444,625
4.95%, 1/15/2033	1,495,000	1,509,995
5.40%, 2/1/2034	1,199,000	1,231,145
5.40%, 6/15/2035 (a)	1,830,000	1,875,951
5.50%, 7/1/2030	1,164,000	1,211,910
5.70%, 4/1/2028	500,000	516,645
5.90%, 1/15/2031	1,695,000	1,797,954
Federal Realty OP LP:
3.20%, 6/15/2029	1,538,000	1,484,431
3.25%, 7/15/2027	675,000	667,008
3.50%, 6/1/2030 (a)	605,000	585,023
5.38%, 5/1/2028	128,000	131,190
First Industrial LP 5.25%, 1/15/2031	1,804,000	1,841,938
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	2,249,000	2,032,669
4.00%, 1/15/2030	1,383,000	1,340,362
4.00%, 1/15/2031	1,849,000	1,768,606
5.25%, 2/15/2033	1,620,000	1,623,289
5.30%, 1/15/2029	863,000	878,249
5.63%, 9/15/2034	1,757,000	1,782,037
5.75%, 6/1/2028	1,921,000	1,971,215
6.75%, 12/1/2033	1,913,000	2,074,228
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	2,422,000	2,125,765
3.10%, 2/15/2030	333,000	316,060
3.75%, 7/1/2027	2,055,000	2,041,170
Healthpeak OP LLC:
1.35%, 2/1/2027	2,118,000	2,057,086
2.13%, 12/1/2028	1,205,000	1,137,665
2.88%, 1/15/2031	607,000	562,598
3.00%, 1/15/2030	1,707,000	1,618,321
4.75%, 1/15/2033	2,430,000	2,415,469
5.25%, 12/15/2032	1,444,000	1,479,494
5.38%, 2/15/2035	1,763,000	1,800,640
Security Description	Principal Amount	Value
Highwoods Realty LP:
2.60%, 2/1/2031	$604,000	$541,498
3.05%, 2/15/2030	1,793,000	1,668,207
3.88%, 3/1/2027	1,630,000	1,618,998
4.13%, 3/15/2028	1,180,000	1,168,837
5.35%, 1/15/2033	680,000	680,286
7.65%, 2/1/2034	1,844,000	2,104,723
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,418,000	1,285,034
Series H, 3.38%, 12/15/2029	200,000	191,830
Series I, 3.50%, 9/15/2030	2,046,000	1,951,864
4.25%, 12/15/2028	1,225,000	1,225,931
5.50%, 4/15/2035	1,920,000	1,942,579
5.70%, 6/15/2032 (a)	1,741,000	1,817,761
5.70%, 7/1/2034	1,521,000	1,571,588
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	1,726,000	1,508,766
2.30%, 11/15/2028	500,000	475,325
2.70%, 1/15/2034	245,000	209,529
4.15%, 4/15/2032	1,250,000	1,214,088
4.88%, 2/1/2035	500,000	493,845
4.95%, 1/15/2033	1,869,000	1,896,736
5.50%, 8/15/2033	1,468,000	1,521,465
Kilroy Realty LP:
2.50%, 11/15/2032	1,896,000	1,582,534
2.65%, 11/15/2033	1,839,000	1,509,396
3.05%, 2/15/2030	1,760,000	1,635,251
4.25%, 8/15/2029	1,746,000	1,711,150
4.75%, 12/15/2028	37,000	37,189
Kimco Realty OP LLC:
1.90%, 3/1/2028	204,000	195,946
2.25%, 12/1/2031 (a)	1,589,000	1,410,285
2.70%, 10/1/2030 (a)	4,000	3,750
3.20%, 4/1/2032	1,607,000	1,492,566
3.80%, 4/1/2027	589,000	588,552
4.60%, 2/1/2033	1,361,000	1,359,571
4.85%, 3/1/2035	300,000	298,686
6.40%, 3/1/2034	1,897,000	2,093,321
Kite Realty Group LP:
5.20%, 8/15/2032	1,197,000	1,224,148
5.50%, 3/1/2034	1,343,000	1,385,600
Kite Realty Group Trust 4.75%, 9/15/2030	74,000	74,801
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (a)	1,625,000	1,661,059
Life Storage LP 2.20%, 10/15/2030	177,000	157,755
Lineage OP LP 5.25%, 7/15/2030 (b)	1,622,000	1,637,004
LXP Industrial Trust:
2.38%, 10/1/2031	1,360,000	1,187,974

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 9/15/2030	$640,000	$586,925
Mid-America Apartments LP:
1.70%, 2/15/2031	1,589,000	1,392,600
3.60%, 6/1/2027	307,000	306,104
3.95%, 3/15/2029 (a)	651,000	647,276
4.20%, 6/15/2028	2,277,000	2,285,880
4.65%, 1/15/2033	2,671,000	2,664,857
5.00%, 3/15/2034	25,000	25,264
5.30%, 2/15/2032	1,294,000	1,349,280
National Health Investors, Inc.:
3.00%, 2/1/2031 (a)	1,319,000	1,197,270
5.35%, 2/1/2033 (a)	1,193,000	1,191,020
NNN REIT, Inc.:
4.30%, 10/15/2028	2,348,000	2,361,877
4.60%, 2/15/2031 (a)	1,454,000	1,463,669
5.50%, 6/15/2034	177,000	183,245
5.60%, 10/15/2033	941,000	983,759
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	1,844,000	1,638,873
3.38%, 2/1/2031	1,356,000	1,267,385
3.63%, 10/1/2029	1,709,000	1,653,492
4.50%, 4/1/2027	200,000	200,676
4.75%, 1/15/2028	4,804,000	4,843,537
5.20%, 7/1/2030	1,742,000	1,772,903
Phillips Edison Grocery Center Operating Partnership I LP:
4.95%, 1/15/2035	810,000	799,251
5.25%, 8/15/2032	1,302,000	1,331,269
5.75%, 7/15/2034	427,000	446,979
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	1,985,000	1,707,279
3.15%, 8/15/2030	1,490,000	1,370,442
5.63%, 1/15/2033	1,568,000	1,586,549
6.88%, 7/15/2029 (a)	1,737,000	1,846,292
Prologis LP:
1.25%, 10/15/2030	35,000	30,654
1.63%, 3/15/2031	420,000	367,441
1.75%, 7/1/2030	1,773,000	1,595,186
2.13%, 4/15/2027	1,910,000	1,869,775
2.25%, 4/15/2030	41,000	38,065
2.25%, 1/15/2032	1,444,000	1,278,315
2.88%, 11/15/2029	1,449,000	1,385,563
3.38%, 12/15/2027	10,000	9,922
3.88%, 9/15/2028	2,073,000	2,067,776
4.00%, 9/15/2028	1,509,000	1,511,475
4.38%, 2/1/2029 (a)	4,947,000	4,994,887
4.63%, 1/15/2033 (a)	1,361,000	1,372,922
4.75%, 1/15/2031	1,674,000	1,711,196
4.75%, 6/15/2033	1,792,000	1,807,071
4.88%, 6/15/2028 (a)	1,752,000	1,793,400
5.00%, 3/15/2034	1,741,000	1,773,417
5.13%, 1/15/2034	1,779,000	1,827,104
5.25%, 5/15/2035	1,387,000	1,430,593
Security Description	Principal Amount	Value
Public Storage Operating Co.:
1.85%, 5/1/2028 (a)	$1,864,000	$1,779,374
1.95%, 11/9/2028	1,751,000	1,658,460
2.25%, 11/9/2031	1,591,000	1,419,522
2.30%, 5/1/2031 (a)	1,787,000	1,616,878
3.09%, 9/15/2027 (a)	400,000	395,368
4.38%, 7/1/2030	1,306,000	1,317,140
5.00%, 7/1/2035 (a)	1,787,000	1,813,662
5.10%, 8/1/2033	1,869,000	1,935,873
5.13%, 1/15/2029 (a)	1,761,000	1,819,518
Rayonier LP 2.75%, 5/17/2031	2,444,000	2,202,826
Realty Income Corp.:
1.80%, 3/15/2033	16,000	13,284
2.10%, 3/15/2028	1,926,000	1,849,788
2.20%, 6/15/2028	744,000	714,032
2.70%, 2/15/2032	1,127,000	1,017,647
2.85%, 12/15/2032	1,614,000	1,448,210
3.10%, 12/15/2029	503,000	484,102
3.20%, 2/15/2031	1,501,000	1,423,383
3.25%, 6/15/2029	928,000	901,738
3.25%, 1/15/2031	1,480,000	1,408,560
3.40%, 1/15/2028	1,906,000	1,885,472
3.40%, 1/15/2030 (a)	1,138,000	1,106,170
3.65%, 1/15/2028	658,000	653,749
3.95%, 2/1/2029	3,416,000	3,405,103
4.45%, 9/15/2026	612,000	612,612
4.50%, 2/1/2033	1,693,000	1,675,985
4.70%, 12/15/2028	1,895,000	1,931,877
4.75%, 2/15/2029	1,806,000	1,837,894
4.85%, 3/15/2030 (a)	466,000	478,503
4.90%, 7/15/2033	1,538,000	1,560,470
5.13%, 2/15/2034 (a)	1,865,000	1,911,569
5.13%, 4/15/2035	1,022,000	1,039,517
5.63%, 10/13/2032	1,577,000	1,673,733
Regency Centers LP:
2.95%, 9/15/2029	200,000	191,694
3.70%, 6/15/2030 (a)	297,000	290,959
4.13%, 3/15/2028	2,217,000	2,222,609
5.00%, 7/15/2032	1,499,000	1,535,336
5.10%, 1/15/2035	300,000	303,837
5.25%, 1/15/2034	961,000	987,918
Rexford Industrial Realty LP:
2.13%, 12/1/2030	793,000	709,346
2.15%, 9/1/2031	515,000	451,248
5.00%, 6/15/2028	400,000	407,148
Sabra Health Care LP 3.20%, 12/1/2031	1,909,000	1,745,819
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,786,000	1,643,049
2.85%, 1/15/2032 (a)	1,494,000	1,344,406
6.10%, 4/1/2034	1,874,000	1,987,752
Simon Property Group LP:
1.38%, 1/15/2027	100,000	97,396
1.75%, 2/1/2028	3,062,000	2,935,570

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 2/1/2031	$1,223,000	$1,106,301
2.25%, 1/15/2032	728,000	642,744
2.45%, 9/13/2029	770,000	727,812
2.65%, 7/15/2030	1,397,000	1,309,436
2.65%, 2/1/2032 (a)	1,577,000	1,420,640
3.38%, 6/15/2027	919,000	912,824
3.38%, 12/1/2027 (a)	1,783,000	1,769,378
4.38%, 10/1/2030 (a)	4,477,000	4,512,144
4.75%, 9/26/2034	1,495,000	1,487,405
5.50%, 3/8/2033	1,658,000	1,747,084
6.25%, 1/15/2034	1,679,000	1,842,585
Store Capital LLC:
2.70%, 12/1/2031	1,823,000	1,609,563
4.50%, 3/15/2028	1,840,000	1,844,766
5.40%, 4/30/2030 (b)	1,569,000	1,597,289
Sun Communities Operating LP:
2.70%, 7/15/2031	1,851,000	1,683,725
4.20%, 4/15/2032	213,000	206,744
Tanger Properties LP 3.88%, 7/15/2027	1,786,000	1,776,338
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	797,000	658,402
Series MTN, 2.10%, 8/1/2032	1,510,000	1,290,718
Series MTN, 2.10%, 6/15/2033	2,220,000	1,847,373
3.10%, 11/1/2034	385,000	334,088
Series MTN, 3.20%, 1/15/2030	578,000	555,620
Series GMTN, 3.50%, 1/15/2028	454,000	448,756
Series MTN, 3.50%, 7/1/2027	151,000	149,780
5.13%, 9/1/2034	1,777,000	1,796,440
Ventas Realty LP:
2.50%, 9/1/2031	1,379,000	1,239,473
3.00%, 1/15/2030	1,521,000	1,447,581
3.85%, 4/1/2027	1,030,000	1,027,610
4.00%, 3/1/2028	988,000	986,518
4.40%, 1/15/2029	2,280,000	2,290,123
4.75%, 11/15/2030	91,000	92,236
5.00%, 1/15/2035	1,422,000	1,423,948
5.10%, 7/15/2032	1,798,000	1,847,031
5.63%, 7/1/2034	1,439,000	1,502,906
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	16,829
3.40%, 1/15/2028	81,000	78,887
3.95%, 8/15/2027	250,000	247,350
VICI Properties LP:
4.75%, 2/15/2028	2,356,000	2,379,324
4.75%, 4/1/2028	1,412,000	1,426,939
4.95%, 2/15/2030	1,245,000	1,259,890
5.13%, 11/15/2031	1,874,000	1,897,912
Security Description	Principal Amount	Value
5.13%, 5/15/2032	$2,862,000	$2,881,462
5.63%, 4/1/2035	1,074,000	1,096,790
5.75%, 4/1/2034	1,498,000	1,547,149
Welltower OP LLC:
2.05%, 1/15/2029	802,000	756,350
2.75%, 1/15/2031	1,295,000	1,204,492
2.75%, 1/15/2032	1,593,000	1,450,538
2.80%, 6/1/2031	1,823,000	1,689,538
3.10%, 1/15/2030	785,000	753,098
3.85%, 6/15/2032	957,000	923,955
4.13%, 3/15/2029	680,000	681,374
4.25%, 4/15/2028	2,178,000	2,192,876
4.50%, 7/1/2030	2,919,000	2,950,788
5.13%, 7/1/2035	2,163,000	2,208,812
Weyerhaeuser Co.:
3.38%, 3/9/2033 (a)	511,000	467,207
4.00%, 11/15/2029	2,806,000	2,777,828
4.00%, 4/15/2030 (a)	1,687,000	1,663,078
6.95%, 10/1/2027	1,666,000	1,745,418
7.38%, 3/15/2032	4,094,000	4,664,990
WP Carey, Inc.:
2.25%, 4/1/2033	1,683,000	1,419,897
2.40%, 2/1/2031	88,000	79,349
2.45%, 2/1/2032	1,709,000	1,506,706
3.85%, 7/15/2029 (a)	1,136,000	1,119,698
4.65%, 7/15/2030	1,302,000	1,311,374
		520,326,253
RETAIL — 2.3%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	512,430
AutoNation, Inc.:
1.95%, 8/1/2028	852,000	803,342
2.40%, 8/1/2031	1,898,000	1,677,130
3.85%, 3/1/2032	1,475,000	1,387,075
4.45%, 1/15/2029	1,858,000	1,863,258
4.75%, 6/1/2030	1,304,000	1,316,453
5.89%, 3/15/2035	1,801,000	1,865,764
AutoZone, Inc.:
1.65%, 1/15/2031	103,000	90,253
3.75%, 6/1/2027	1,507,000	1,501,304
3.75%, 4/18/2029	716,000	705,403
4.00%, 4/15/2030	1,529,000	1,510,254
4.50%, 2/1/2028	1,845,000	1,862,066
4.75%, 8/1/2032 (a)	1,519,000	1,532,337
4.75%, 2/1/2033 (a)	1,337,000	1,339,727
5.10%, 7/15/2029	1,359,000	1,398,071
5.13%, 6/15/2030	1,534,000	1,583,103
5.20%, 8/1/2033	670,000	686,911
5.40%, 7/15/2034	1,839,000	1,902,096
6.25%, 11/1/2028 (a)	1,670,000	1,764,772
6.55%, 11/1/2033	15,000	16,674
Best Buy Co., Inc. 1.95%, 10/1/2030 (a)	1,800,000	1,618,434
Costco Wholesale Corp.:
1.38%, 6/20/2027	2,800,000	2,713,312

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.60%, 4/20/2030	$4,065,000	$3,682,077
1.75%, 4/20/2032	919,000	796,856
3.00%, 5/18/2027	1,843,000	1,830,099
Darden Restaurants, Inc.:
3.85%, 5/1/2027	681,000	679,366
4.35%, 10/15/2027	956,000	961,105
6.30%, 10/10/2033	1,654,000	1,797,352
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	3,641,000	3,348,300
4.00%, 10/1/2029 (b)	830,000	814,056
Dollar General Corp.:
3.50%, 4/3/2030	1,966,000	1,900,945
4.13%, 5/1/2028	1,580,000	1,582,718
5.00%, 11/1/2032 (a)	1,466,000	1,486,480
5.20%, 7/5/2028	1,666,000	1,707,667
5.45%, 7/5/2033 (a)	1,887,000	1,957,461
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,922,000	1,735,624
4.20%, 5/15/2028	2,517,000	2,520,197
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	1,910,000	1,903,296
5.00%, 10/3/2034	1,695,000	1,709,746
Genuine Parts Co.:
1.88%, 11/1/2030	1,411,000	1,239,352
2.75%, 2/1/2032	1,625,000	1,437,621
4.95%, 8/15/2029	645,000	655,784
6.50%, 11/1/2028	651,000	688,048
6.88%, 11/1/2033 (a)	1,824,000	2,027,905
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	959,000	903,896
1.38%, 3/15/2031	1,808,000	1,570,338
1.50%, 9/15/2028 (a)	1,111,000	1,047,940
1.88%, 9/15/2031	1,977,000	1,740,946
2.50%, 4/15/2027 (a)	1,536,000	1,512,299
2.70%, 4/15/2030	5,217,000	4,935,178
2.80%, 9/14/2027 (a)	1,341,000	1,320,509
2.88%, 4/15/2027	1,240,000	1,227,265
2.95%, 6/15/2029	2,656,000	2,570,636
3.25%, 4/15/2032	1,857,000	1,748,310
3.75%, 9/15/2028 (a)	1,471,000	1,471,309
3.90%, 12/6/2028	1,181,000	1,185,736
3.95%, 9/15/2030 (a)	1,926,000	1,919,875
4.50%, 9/15/2032 (a)	1,864,000	1,887,281
4.65%, 9/15/2035	2,269,000	2,248,579
4.75%, 6/25/2029	2,033,000	2,085,024
4.85%, 6/25/2031 (a)	1,195,000	1,235,630
4.88%, 6/25/2027 (a)	1,656,000	1,683,986
4.90%, 4/15/2029	2,443,000	2,513,920
4.95%, 6/25/2034	2,396,000	2,449,862
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	1,336,000	1,260,129
1.70%, 9/15/2028 (a)	2,169,000	2,044,413
1.70%, 10/15/2030	2,110,000	1,874,440
2.63%, 4/1/2031	2,232,000	2,047,860
3.10%, 5/3/2027	1,975,000	1,953,374
Security Description	Principal Amount	Value
3.35%, 4/1/2027	$1,304,000	$1,295,094
3.65%, 4/5/2029	2,737,000	2,701,611
3.75%, 4/1/2032	2,117,000	2,029,547
3.95%, 10/15/2027	1,792,000	1,793,577
4.00%, 10/15/2028	1,053,000	1,054,822
4.25%, 3/15/2031	2,287,000	2,277,921
4.50%, 4/15/2030	2,238,000	2,267,094
4.50%, 10/15/2032	6,229,000	6,197,544
4.85%, 10/15/2035 (a)	3,740,000	3,708,921
5.00%, 4/15/2033 (a)	1,751,000	1,794,145
5.15%, 7/1/2033 (a)	1,160,000	1,198,036
5.50%, 10/15/2035	145,000	151,263
6.50%, 3/15/2029	2,652,000	2,843,342
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030 (a)	1,719,000	1,588,236
Series MTN, 2.63%, 9/1/2029 (a)	1,797,000	1,713,206
Series MTN, 3.50%, 3/1/2027	3,912,000	3,895,335
Series MTN, 3.50%, 7/1/2027	1,862,000	1,852,318
Series MTN, 3.60%, 7/1/2030 (a)	1,890,000	1,854,487
Series MTN, 3.80%, 4/1/2028	1,937,000	1,934,191
4.40%, 2/12/2031	1,911,000	1,925,352
4.60%, 5/15/2030	1,629,000	1,657,377
Series MTN, 4.60%, 9/9/2032 (a)	1,373,000	1,398,236
4.80%, 8/14/2028	1,775,000	1,812,790
4.95%, 8/14/2033 (a)	1,890,000	1,949,062
4.95%, 3/3/2035	1,392,000	1,407,938
Series GMTN, 5.00%, 5/17/2029 (a)	1,421,000	1,462,337
Series GMTN, 5.20%, 5/17/2034 (a)	1,484,000	1,545,393
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	1,239,000	1,085,042
3.60%, 9/1/2027	1,069,000	1,062,308
3.90%, 6/1/2029	1,117,000	1,107,908
4.20%, 4/1/2030	1,335,000	1,330,448
4.35%, 6/1/2028	1,566,000	1,578,089
4.70%, 6/15/2032	1,452,000	1,465,053
5.00%, 8/19/2034	1,438,000	1,448,440
Ross Stores, Inc. 1.88%, 4/15/2031	1,919,000	1,689,929
Starbucks Corp.:
2.00%, 3/12/2027	1,387,000	1,355,307
2.25%, 3/12/2030	1,291,000	1,190,793
2.55%, 11/15/2030 (a)	2,101,000	1,942,816
3.00%, 2/14/2032 (a)	1,642,000	1,513,661
3.50%, 3/1/2028	1,261,000	1,247,596
3.55%, 8/15/2029 (a)	1,948,000	1,913,988
4.00%, 11/15/2028	1,134,000	1,132,707
4.50%, 5/15/2028	1,763,000	1,780,753

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 5/15/2030	$1,386,000	$1,415,231
4.80%, 2/15/2033	808,000	817,454
4.85%, 2/8/2027	1,914,000	1,930,824
4.90%, 2/15/2031 (a)	1,791,000	1,841,667
5.00%, 2/15/2034 (a)	1,740,000	1,773,460
5.40%, 5/15/2035 (a)	914,000	949,710
Target Corp.:
1.95%, 1/15/2027 (a)	2,737,000	2,687,707
2.35%, 2/15/2030 (a)	1,557,000	1,457,461
2.65%, 9/15/2030	1,443,000	1,353,794
3.38%, 4/15/2029 (a)	1,804,000	1,772,087
4.35%, 6/15/2028 (a)	1,853,000	1,873,828
4.40%, 1/15/2033 (a)	1,462,000	1,460,918
4.50%, 9/15/2032 (a)	1,825,000	1,843,761
4.50%, 9/15/2034	1,592,000	1,576,032
5.00%, 4/15/2035 (a)	1,701,000	1,724,627
6.35%, 11/1/2032	599,000	664,716
TJX Cos., Inc.:
1.60%, 5/15/2031	1,769,000	1,554,137
3.88%, 4/15/2030	1,732,000	1,724,726
Tractor Supply Co.:
1.75%, 11/1/2030	1,583,000	1,403,076
5.25%, 5/15/2033 (a)	1,770,000	1,829,755
Walmart, Inc.:
1.50%, 9/22/2028	1,753,000	1,657,724
1.80%, 9/22/2031 (a)	2,297,000	2,046,374
2.38%, 9/24/2029	668,000	633,498
3.25%, 7/8/2029 (a)	1,346,000	1,325,325
3.70%, 6/26/2028	1,846,000	1,850,375
3.90%, 4/15/2028	5,868,000	5,897,633
3.95%, 9/9/2027 (a)	1,737,000	1,746,883
4.00%, 4/15/2030 (a)	1,857,500	1,874,273
4.10%, 4/28/2027	1,067,000	1,074,341
4.10%, 4/15/2033 (a)	5,535,000	5,525,867
4.15%, 9/9/2032 (a)	2,146,000	2,159,885
4.35%, 4/28/2030 (a)	1,352,000	1,374,065
4.90%, 4/28/2035 (a)	2,724,000	2,801,634
5.88%, 4/5/2027	537,000	552,503
7.55%, 2/15/2030	2,041,000	2,323,331
		255,203,654
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	1,711,000	1,676,883
4.32%, 3/24/2028 (a)	1,550,000	1,564,849
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	1,688,000	1,593,117
2.10%, 10/1/2031 (a)	1,518,000	1,348,971
3.45%, 6/15/2027	1,882,000	1,871,310
4.25%, 6/15/2028	1,465,000	1,476,852
4.50%, 6/15/2030 (a)	1,382,000	1,401,099
5.05%, 4/1/2034 (a)	1,742,000	1,801,507
Applied Materials, Inc.:
1.75%, 6/1/2030	1,697,000	1,534,919
3.30%, 4/1/2027	1,518,000	1,510,577
4.00%, 1/15/2031 (a)	3,306,000	3,287,685
Security Description	Principal Amount	Value
4.80%, 6/15/2029	$1,837,000	$1,882,539
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	1,949,000	1,932,472
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	4,657,000	4,470,906
2.45%, 2/15/2031	8,265,000	7,556,607
2.60%, 2/15/2033	2,867,000	2,526,200
3.42%, 4/15/2033	4,909,000	4,544,801
3.47%, 4/15/2034	6,378,000	5,827,132
4.00%, 4/15/2029 (b)	1,765,000	1,757,799
4.11%, 9/15/2028 (a)	2,656,000	2,662,720
4.15%, 2/15/2028	5,275,000	5,295,203
4.15%, 11/15/2030	4,365,000	4,347,191
4.15%, 4/15/2032 (b)	1,928,000	1,885,044
4.20%, 10/15/2030	1,798,000	1,796,508
4.30%, 11/15/2032	3,846,000	3,792,117
4.35%, 2/15/2030	2,501,000	2,517,582
4.55%, 2/15/2032	1,599,000	1,603,429
4.60%, 7/15/2030	3,403,000	3,457,754
4.75%, 4/15/2029	3,357,000	3,419,574
4.80%, 4/15/2028	1,776,000	1,807,648
4.80%, 10/15/2034	3,131,000	3,134,100
4.80%, 2/15/2036	675,000	665,685
4.90%, 7/15/2032	3,028,000	3,090,468
5.00%, 4/15/2030 (a)	1,434,000	1,476,561
5.05%, 7/12/2027 (a)	2,191,000	2,229,058
5.05%, 7/12/2029	4,275,000	4,401,668
5.05%, 4/15/2030	1,432,000	1,477,781
5.15%, 11/15/2031	2,992,000	3,101,567
5.20%, 4/15/2032	2,163,000	2,243,918
5.20%, 7/15/2035	4,761,000	4,878,978
Intel Corp.:
1.60%, 8/12/2028	1,946,000	1,825,153
2.00%, 8/12/2031	1,920,000	1,683,898
2.45%, 11/15/2029	4,066,000	3,794,310
3.15%, 5/11/2027	8,418,000	8,315,721
3.75%, 3/25/2027	1,777,000	1,769,181
3.75%, 8/5/2027	2,055,000	2,043,656
3.90%, 3/25/2030	4,035,000	3,954,260
4.00%, 8/5/2029	1,546,000	1,529,844
4.00%, 12/15/2032	1,200,000	1,145,052
4.15%, 8/5/2032	1,943,000	1,874,470
4.88%, 2/10/2028	3,534,000	3,584,960
5.00%, 2/21/2031 (a)	1,976,000	2,021,132
5.13%, 2/10/2030 (a)	1,537,000	1,575,794
5.15%, 2/21/2034 (a)	1,015,000	1,026,845
5.20%, 2/10/2033 (a)	4,516,000	4,603,159
KLA Corp.:
4.10%, 3/15/2029 (a)	1,007,000	1,009,155
4.65%, 7/15/2032 (a)	1,926,000	1,955,391
4.70%, 2/1/2034	1,864,000	1,872,798
Lam Research Corp. 4.00%, 3/15/2029	1,533,000	1,534,395

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Marvell Technology Group Ltd. 4.88%, 6/22/2028	$5,000	$5,041
Marvell Technology, Inc.:
2.45%, 4/15/2028	1,810,000	1,742,994
2.95%, 4/15/2031	200,000	185,256
4.75%, 7/15/2030	1,502,000	1,522,172
4.88%, 6/22/2028	1,761,000	1,790,585
5.45%, 7/15/2035 (a)	1,840,000	1,895,347
5.95%, 9/15/2033	942,000	1,007,054
Microchip Technology, Inc.:
4.90%, 3/15/2028	2,410,000	2,443,788
5.05%, 3/15/2029 (a)	1,806,000	1,841,560
5.05%, 2/15/2030	1,727,000	1,762,352
Micron Technology, Inc.:
2.70%, 4/15/2032	1,746,000	1,566,494
4.66%, 2/15/2030	1,550,000	1,567,546
5.30%, 1/15/2031	1,771,000	1,834,632
5.33%, 2/6/2029 (a)	1,657,000	1,708,963
5.65%, 11/1/2032 (a)	2,986,000	3,140,197
5.80%, 1/15/2035	1,697,000	1,788,655
5.88%, 2/9/2033	1,393,000	1,480,996
5.88%, 9/15/2033	1,763,000	1,871,936
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,778,000	1,690,113
2.00%, 6/15/2031	3,939,000	3,546,439
2.85%, 4/1/2030	2,575,000	2,460,799
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	1,495,000	1,548,267
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,603,000	1,450,923
2.65%, 2/15/2032 (a)	1,971,000	1,771,141
3.15%, 5/1/2027 (a)	1,833,000	1,812,709
3.40%, 5/1/2030	1,787,000	1,723,079
4.30%, 8/19/2028	2,513,000	2,521,192
4.40%, 6/1/2027	1,325,000	1,330,605
4.85%, 8/19/2032	784,000	787,567
5.00%, 1/15/2033 (a)	1,726,000	1,753,081
5.25%, 8/19/2035	1,270,000	1,287,462
Qorvo, Inc. 4.38%, 10/15/2029	1,947,000	1,916,140
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,458,000	1,375,783
1.65%, 5/20/2032 (a)	2,338,000	1,997,213
2.15%, 5/20/2030 (a)	2,048,000	1,886,618
3.25%, 5/20/2027	2,625,000	2,611,954
4.25%, 5/20/2032 (a)	1,771,000	1,768,822
4.50%, 5/20/2030	1,732,000	1,761,028
4.65%, 5/20/2035 (a)	1,372,000	1,377,461
4.75%, 5/20/2032 (a)	1,847,000	1,885,972
5.00%, 5/20/2035	1,333,000	1,353,395
5.40%, 5/20/2033 (a)	1,606,000	1,701,204
Skyworks Solutions, Inc. 3.00%, 6/1/2031	1,618,500	1,468,287
Texas Instruments, Inc.:
1.75%, 5/4/2030	819,000	745,642
Security Description	Principal Amount	Value
1.90%, 9/15/2031 (a)	$1,042,000	$924,973
2.25%, 9/4/2029	104,000	98,001
2.90%, 11/3/2027 (a)	1,392,000	1,377,899
3.65%, 8/16/2032	1,118,000	1,074,007
4.50%, 5/23/2030	1,742,000	1,770,621
4.60%, 2/8/2027 (a)	792,000	798,740
4.60%, 2/15/2028 (a)	1,491,000	1,514,379
4.60%, 2/8/2029	1,220,000	1,245,974
4.85%, 2/8/2034 (a)	1,387,000	1,421,883
4.90%, 3/14/2033 (a)	1,944,000	2,006,694
5.10%, 5/23/2035	1,792,000	1,843,825
TSMC Arizona Corp.:
2.50%, 10/25/2031	2,564,000	2,335,112
3.88%, 4/22/2027	1,804,000	1,802,647
4.13%, 4/22/2029	1,310,000	1,311,795
4.25%, 4/22/2032	1,792,000	1,791,857
		251,976,824
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,701,000	1,611,204
3.48%, 12/1/2027	1,776,000	1,757,032
4.20%, 5/1/2030	1,552,000	1,537,240
5.35%, 1/15/2030	171,000	176,676
5.75%, 1/15/2035 (a)	1,629,000	1,722,472
		6,804,624
SOFTWARE — 2.3%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	3,073,000	3,022,111
2.30%, 2/1/2030	1,976,000	1,849,516
4.75%, 1/17/2028 (a)	1,178,000	1,201,230
4.80%, 4/4/2029	1,723,000	1,767,195
4.85%, 4/4/2027	100,000	101,337
4.95%, 1/17/2030 (a)	1,399,000	1,448,049
4.95%, 4/4/2034 (a)	1,228,000	1,269,003
5.30%, 1/17/2035 (a)	1,698,000	1,789,386
Atlassian Corp.:
5.25%, 5/15/2029	1,592,000	1,637,754
5.50%, 5/15/2034	1,589,000	1,644,567
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	1,825,000	1,623,684
2.85%, 1/15/2030	1,244,000	1,175,767
3.50%, 6/15/2027	601,000	597,076
5.30%, 6/15/2035	1,642,000	1,684,462
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,389,000	1,262,476
2.90%, 12/1/2029	1,565,000	1,483,761
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	1,766,000	1,776,861
4.30%, 9/10/2029	1,936,000	1,945,273
4.70%, 9/10/2034 (a)	1,721,000	1,721,327
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,700,000	1,754,961

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.85%, 8/2/2033 (a)	$1,567,000	$1,595,754
Electronic Arts, Inc. 1.85%, 2/15/2031	1,539,000	1,481,257
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	457,000	433,670
2.25%, 3/1/2031 (a)	1,530,000	1,366,458
3.75%, 5/21/2029	1,957,000	1,915,179
5.10%, 7/15/2032 (a)	1,420,000	1,450,345
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	4,162,000	4,051,665
2.65%, 6/1/2030	2,015,000	1,858,092
3.50%, 7/1/2029	5,346,000	5,184,979
4.20%, 10/1/2028	1,690,000	1,685,572
4.55%, 2/15/2031	1,500,000	1,487,445
4.75%, 3/15/2030	2,372,000	2,385,117
5.15%, 3/15/2027	1,494,000	1,509,866
5.15%, 8/12/2034 (a)	1,985,000	1,971,165
5.25%, 8/11/2035 (a)	1,575,000	1,571,724
5.35%, 3/15/2031	1,941,000	1,991,544
5.38%, 8/21/2028	2,122,000	2,176,705
5.45%, 3/2/2028 (a)	1,291,000	1,321,816
5.45%, 3/15/2034	1,938,000	1,965,210
5.60%, 3/2/2033	1,522,000	1,571,556
5.63%, 8/21/2033	2,380,000	2,452,780
Intuit, Inc.:
1.35%, 7/15/2027 (a)	1,954,000	1,887,486
1.65%, 7/15/2030 (a)	1,564,000	1,406,568
5.13%, 9/15/2028	670,000	690,984
5.20%, 9/15/2033 (a)	2,171,000	2,268,217
Microsoft Corp.:
1.35%, 9/15/2030 (a)	1,751,000	1,569,929
3.30%, 2/6/2027 (a)	8,661,000	8,628,781
3.40%, 6/15/2027	1,891,000	1,887,124
MSCI, Inc. 5.25%, 9/1/2035 (a)	1,658,000	1,668,760
Oracle Corp.:
2.30%, 3/25/2028	3,956,000	3,773,312
2.80%, 4/1/2027	4,539,000	4,451,034
2.88%, 3/25/2031	6,360,000	5,701,613
2.95%, 4/1/2030	6,525,000	6,020,618
3.25%, 11/15/2027 (a)	6,672,000	6,534,223
3.25%, 5/15/2030	1,643,000	1,530,865
3.90%, 5/15/2035	2,138,000	1,844,645
4.20%, 9/27/2029	1,869,000	1,831,994
4.30%, 7/8/2034 (a)	3,241,000	2,929,021
4.45%, 9/26/2030 (a)	9,141,000	8,939,167
4.50%, 5/6/2028	1,589,000	1,588,190
4.65%, 5/6/2030	1,683,000	1,666,742
4.70%, 9/27/2034 (a)	2,743,000	2,546,354
4.80%, 8/3/2028	2,850,000	2,862,939
4.80%, 9/26/2032	8,091,000	7,813,721
4.90%, 2/6/2033	2,688,000	2,587,657
5.20%, 9/26/2035	12,995,000	12,474,550
5.25%, 2/3/2032	5,052,000	5,043,462
Security Description	Principal Amount	Value
6.15%, 11/9/2029	$2,378,000	$2,481,776
6.25%, 11/9/2032	4,367,000	4,553,558
Paychex, Inc.:
5.35%, 4/15/2032	5,934,000	6,146,141
5.60%, 4/15/2035 (a)	2,244,000	2,349,199
Roper Technologies, Inc.:
1.40%, 9/15/2027	1,782,000	1,705,944
1.75%, 2/15/2031 (a)	1,585,000	1,390,996
2.00%, 6/30/2030	1,291,000	1,167,981
2.95%, 9/15/2029	1,566,000	1,497,096
4.20%, 9/15/2028	1,567,000	1,571,325
4.25%, 9/15/2028	1,053,000	1,057,244
4.45%, 9/15/2030	705,000	707,961
4.50%, 10/15/2029	898,000	906,648
4.75%, 2/15/2032 (a)	1,565,000	1,580,838
4.90%, 10/15/2034	2,005,000	2,000,308
5.10%, 9/15/2035 (a)	2,425,000	2,443,042
Salesforce, Inc.:
1.50%, 7/15/2028	2,902,000	2,749,036
1.95%, 7/15/2031	2,732,000	2,431,753
3.70%, 4/11/2028	1,837,000	1,836,688
ServiceNow, Inc. 1.40%, 9/1/2030	2,524,000	2,224,553
Synopsys, Inc.:
4.55%, 4/1/2027	1,485,000	1,495,514
4.65%, 4/1/2028	1,299,000	1,316,913
4.85%, 4/1/2030	4,347,000	4,437,722
5.00%, 4/1/2032	2,991,000	3,054,050
5.15%, 4/1/2035 (a)	5,256,000	5,340,411
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	1,167,000	1,162,169
4.00%, 4/14/2032 (a)	1,205,000	1,168,501
4.95%, 3/28/2028	1,648,000	1,678,999
5.40%, 6/12/2029	1,332,000	1,377,328
5.60%, 6/12/2034	625,000	651,838
VMware LLC:
1.80%, 8/15/2028	1,872,000	1,770,725
2.20%, 8/15/2031	2,821,000	2,506,853
3.90%, 8/21/2027	2,008,000	2,008,422
4.70%, 5/15/2030	1,482,000	1,505,519
Workday, Inc.:
3.50%, 4/1/2027	1,810,000	1,798,887
3.70%, 4/1/2029	2,210,000	2,178,905
3.80%, 4/1/2032 (a)	2,029,000	1,941,976
		248,528,470
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV:
2.88%, 5/7/2030	2,037,000	1,916,552
3.63%, 4/22/2029	1,826,000	1,786,266
4.70%, 7/21/2032	1,523,000	1,523,000
5.00%, 1/20/2033 (a)	3,584,000	3,636,757
6.38%, 3/1/2035	309,000	339,489
AT&T, Inc.:
1.65%, 2/1/2028	3,817,000	3,637,257

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 2/1/2032	$4,528,000	$3,975,312
2.30%, 6/1/2027	4,737,000	4,630,607
2.55%, 12/1/2033	7,342,000	6,268,159
2.75%, 6/1/2031	10,932,000	10,042,026
3.80%, 2/15/2027	7,358,000	7,344,020
4.10%, 2/15/2028	3,038,000	3,041,311
4.25%, 3/1/2027	2,801,000	2,807,498
4.30%, 2/15/2030	6,242,000	6,253,111
4.35%, 3/1/2029	5,993,000	6,024,403
4.50%, 5/15/2035	4,835,000	4,644,163
4.55%, 11/1/2032	2,024,000	2,011,188
4.70%, 8/15/2030 (a)	2,427,000	2,466,924
4.90%, 11/1/2035 (a)	1,943,000	1,919,179
5.38%, 8/15/2035	1,397,000	1,430,961
5.40%, 2/15/2034	5,291,000	5,486,238
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,396,000	1,208,503
5.10%, 5/11/2033 (a)	1,436,000	1,457,353
5.20%, 2/15/2034 (a)	1,939,000	1,971,536
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	1,726,000	1,771,359
9.63%, 12/15/2030	4,900,000	5,981,332
Cisco Systems, Inc.:
4.55%, 2/24/2028 (a)	1,971,000	2,003,048
4.75%, 2/24/2030 (a)	1,562,000	1,605,892
4.80%, 2/26/2027	2,914,000	2,946,375
4.85%, 2/26/2029	4,793,000	4,921,740
4.95%, 2/26/2031	2,728,000	2,827,299
4.95%, 2/24/2032	4,938,000	5,096,214
5.05%, 2/26/2034	5,906,000	6,079,341
5.10%, 2/24/2035 (a)	2,382,000	2,449,863
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	7,163,000	8,360,295
9.25%, 6/1/2032 (a)	1,211,000	1,507,090
Juniper Networks, Inc.:
2.00%, 12/10/2030 (a)	1,527,000	1,349,471
3.75%, 8/15/2029	154,000	150,370
Koninklijke KPN NV 8.38%, 10/1/2030	1,805,000	2,105,894
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,200,000	1,089,528
2.75%, 5/24/2031 (a)	1,972,000	1,805,129
4.60%, 2/23/2028	1,858,000	1,878,327
4.60%, 5/23/2029	199,000	201,298
5.00%, 4/15/2029	1,504,000	1,540,863
5.20%, 8/15/2032	1,297,000	1,337,946
5.40%, 4/15/2034	1,942,000	2,005,969
5.55%, 8/15/2035	406,000	422,013
5.60%, 6/1/2032 (a)	1,915,000	2,013,967
Nokia OYJ 4.38%, 6/12/2027 (a)	1,721,000	1,720,071
Security Description	Principal Amount	Value
Orange SA 9.00%, 3/1/2031	$6,489,000	$7,810,485
Rogers Communications, Inc.:
3.20%, 3/15/2027	2,884,000	2,856,112
3.80%, 3/15/2032	3,720,000	3,506,844
5.00%, 2/15/2029	2,934,000	2,990,010
5.30%, 2/15/2034	2,401,000	2,419,896
Sprint Capital Corp.:
6.88%, 11/15/2028	11,487,000	12,329,112
8.75%, 3/15/2032	3,891,000	4,707,799
Telefonica Emisiones SA 4.10%, 3/8/2027	4,296,000	4,294,625
Telefonica Europe BV 8.25%, 9/15/2030	7,315,000	8,401,497
TELUS Corp.:
2.80%, 2/16/2027	1,677,000	1,652,432
3.40%, 5/13/2032	614,000	566,397
3.70%, 9/15/2027	1,941,000	1,927,394
T-Mobile USA, Inc.:
2.05%, 2/15/2028	3,401,000	3,266,184
2.25%, 11/15/2031	2,418,000	2,143,170
2.40%, 3/15/2029	2,069,000	1,959,426
2.55%, 2/15/2031	6,239,000	5,699,139
2.63%, 2/15/2029	1,310,000	1,251,587
2.70%, 3/15/2032	1,177,000	1,058,335
2.88%, 2/15/2031 (a)	1,530,000	1,421,615
3.38%, 4/15/2029	4,125,000	4,022,081
3.50%, 4/15/2031	10,198,000	9,763,055
3.75%, 4/15/2027	7,888,000	7,862,680
3.88%, 4/15/2030	15,711,000	15,442,185
4.20%, 10/1/2029	1,764,000	1,767,352
4.63%, 1/15/2033	3,216,000	3,197,830
4.70%, 1/15/2035 (a)	561,000	551,379
4.80%, 7/15/2028	1,281,000	1,303,648
4.85%, 1/15/2029 (a)	1,791,000	1,829,274
4.95%, 3/15/2028 (a)	3,234,000	3,294,767
4.95%, 11/15/2035 (a)	943,000	938,068
5.05%, 7/15/2033	5,211,000	5,316,627
5.13%, 5/15/2032	2,127,000	2,188,321
5.15%, 4/15/2034 (a)	2,009,000	2,054,223
5.20%, 1/15/2033 (a)	2,290,000	2,363,875
5.30%, 5/15/2035 (a)	693,000	710,574
5.75%, 1/15/2034	1,191,000	1,261,174
6.70%, 12/15/2033	1,233,000	1,381,453
Verizon Communications, Inc.:
1.50%, 9/18/2030 (a)	1,875,000	1,652,813
1.68%, 10/30/2030	1,610,000	1,427,764
1.75%, 1/20/2031	15,277,000	13,440,857
2.10%, 3/22/2028	4,266,000	4,096,810
2.36%, 3/15/2032	8,960,000	7,897,434
2.55%, 3/21/2031	7,304,500	6,671,054
3.15%, 3/22/2030 (a)	2,279,000	2,182,462
3.88%, 2/8/2029 (a)	1,827,000	1,819,893
4.02%, 12/3/2029	6,076,000	6,028,790
4.13%, 3/16/2027 (a)	3,550,000	3,559,088

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.33%, 9/21/2028	$5,032,000	$5,073,917
4.40%, 11/1/2034	3,488,000	3,366,199
4.50%, 8/10/2033	4,634,000	4,558,837
4.75%, 1/15/2033	3,344,000	3,341,492
4.78%, 2/15/2035	2,432,000	2,394,790
5.00%, 1/15/2036	1,458,000	1,445,942
5.25%, 4/2/2035	3,630,000	3,692,436
6.40%, 9/15/2033	1,369,000	1,508,131
7.75%, 12/1/2030	1,432,000	1,641,931
Vodafone Group PLC:
6.25%, 11/30/2032	1,804,000	1,968,020
7.88%, 2/15/2030	656,000	747,341
		363,019,133
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.50%, 9/15/2027	1,331,000	1,316,732
3.90%, 11/19/2029 (a)	1,244,000	1,222,976
6.05%, 5/14/2034 (a)	1,211,000	1,285,331
Mattel, Inc. 5.00%, 11/17/2030	1,608,000	1,618,951
		5,443,990
TRANSPORTATION — 1.0%
Canadian National Railway Co.:
3.85%, 8/5/2032	1,873,000	1,818,458
4.20%, 3/12/2031	7,572,000	7,553,070
4.38%, 9/18/2034 (a)	1,434,000	1,410,798
4.75%, 11/12/2035 (a)	1,018,000	1,017,186
5.85%, 11/1/2033	1,103,000	1,194,615
6.25%, 8/1/2034	1,688,000	1,863,113
6.90%, 7/15/2028	610,000	654,884
Canadian Pacific Railway Co.:
2.05%, 3/5/2030 (a)	1,299,000	1,193,430
2.45%, 12/2/2031	1,637,000	1,473,546
2.88%, 11/15/2029	1,740,000	1,663,840
4.00%, 6/1/2028	1,501,000	1,502,231
5.20%, 3/30/2035 (a)	1,699,000	1,748,662
7.13%, 10/15/2031	1,589,000	1,802,180
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	4,890,000	4,904,181
CSX Corp.:
2.40%, 2/15/2030	1,562,000	1,461,485
3.25%, 6/1/2027	1,979,000	1,962,653
3.80%, 3/1/2028	100,000	99,872
4.10%, 11/15/2032 (a)	1,727,000	1,694,481
4.25%, 3/15/2029	1,801,000	1,815,606
5.05%, 6/15/2035	1,708,000	1,737,924
5.20%, 11/15/2033 (a)	1,289,000	1,342,158
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	1,077,709	942,705
FedEx Corp.:
2.40%, 5/15/2031	212,000	192,282
Security Description	Principal Amount	Value
3.10%, 8/5/2029	$1,578,000	$1,519,329
3.40%, 2/15/2028	24,000	23,638
3.90%, 2/1/2035	314,000	290,406
4.25%, 5/15/2030	1,774,000	1,781,351
4.90%, 1/15/2034	955,000	958,562
GXO Logistics, Inc.:
2.65%, 7/15/2031	1,816,000	1,635,490
6.50%, 5/6/2034 (a)	1,900,000	2,053,216
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	1,328,000	1,357,468
Kirby Corp. 4.20%, 3/1/2028	1,507,000	1,506,533
Norfolk Southern Corp.:
2.30%, 5/15/2031	1,382,000	1,251,042
2.55%, 11/1/2029	793,000	748,846
3.00%, 3/15/2032	71,000	65,435
3.15%, 6/1/2027	1,744,000	1,724,363
3.80%, 8/1/2028	1,540,000	1,532,315
4.45%, 3/1/2033	1,925,000	1,919,745
5.05%, 8/1/2030	1,146,000	1,188,413
5.10%, 5/1/2035 (a)	665,000	679,071
5.55%, 3/15/2034	1,423,000	1,502,332
7.80%, 5/15/2027	770,000	809,301
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027 (a)	1,634,000	1,612,970
4.30%, 12/1/2030	858,000	854,611
Series MTN, 4.30%, 6/15/2027 (a)	953,000	956,917
Series MTN, 4.85%, 6/15/2030 (a)	1,445,000	1,473,279
Series MTN, 4.90%, 12/1/2029	1,506,000	1,537,219
Series GMTN, 4.95%, 9/1/2029	925,000	945,702
5.00%, 3/15/2030	607,000	621,677
Series MTN, 5.25%, 6/1/2028	1,715,000	1,761,048
Series MTN, 5.38%, 3/15/2029	1,362,000	1,409,738
Series MTN, 5.50%, 6/1/2029	1,054,000	1,097,340
6.30%, 12/1/2028 (a)	750,000	794,610
6.60%, 12/1/2033 (a)	1,156,000	1,290,304
Union Pacific Corp.:
2.15%, 2/5/2027	1,548,000	1,520,353
2.38%, 5/20/2031 (a)	1,636,000	1,500,670
2.80%, 2/14/2032	2,293,000	2,104,928
3.00%, 4/15/2027	1,385,000	1,371,482
3.38%, 2/1/2035	1,278,000	1,154,903
3.70%, 3/1/2029	1,980,000	1,965,467
3.95%, 9/10/2028	2,113,700	2,117,209
4.50%, 1/20/2033 (a)	1,006,000	1,015,225
5.10%, 2/20/2035 (a)	1,524,000	1,572,478
6.63%, 2/1/2029	1,782,000	1,920,943

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
2.50%, 9/1/2029	$2,233,000	$2,118,335
3.40%, 3/15/2029 (a)	1,714,000	1,688,427
4.45%, 4/1/2030	30,000	30,535
4.65%, 10/15/2030 (a)	1,715,000	1,755,903
4.88%, 3/3/2033 (a)	1,736,000	1,787,038
5.15%, 5/22/2034 (a)	1,164,000	1,209,198
5.25%, 5/14/2035 (a)	2,331,000	2,416,967
		105,201,692
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	5,000	4,928
4.90%, 3/15/2033	1,515,000	1,518,000
5.45%, 9/15/2033	1,589,000	1,645,902
5.50%, 6/15/2035	2,861,000	2,934,871
6.05%, 3/15/2034	960,000	1,021,401
6.90%, 5/1/2034	1,589,000	1,781,634
		8,906,736
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,635,000	1,477,320
2.80%, 5/1/2030	943,000	894,530
3.45%, 6/1/2029	335,000	328,504
3.75%, 9/1/2028	1,497,000	1,491,072
4.45%, 6/1/2032 (a)	1,468,000	1,469,967
5.15%, 3/1/2034	2,345,000	2,418,985
5.25%, 3/1/2035 (a)	1,445,000	1,489,896
Essential Utilities, Inc.:
2.70%, 4/15/2030	1,584,000	1,486,853
3.57%, 5/1/2029 (a)	705,000	691,168
4.80%, 8/15/2027	500,000	506,020
5.25%, 8/15/2035	1,188,000	1,212,366
5.38%, 1/15/2034	1,868,000	1,928,206
United Utilities PLC 6.88%, 8/15/2028	1,333,000	1,419,285
		16,814,172
TOTAL CORPORATE BONDS & NOTES (Cost $10,804,365,239)		10,795,881,772
Shares
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	27,375,775	27,375,775
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	649,092,315	$649,092,315
TOTAL SHORT-TERM INVESTMENTS (Cost $676,468,090)		676,468,090
TOTAL INVESTMENTS — 104.7% (Cost $11,480,833,329)		11,472,349,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(519,316,149)
NET ASSETS — 100.0%		$10,953,033,713
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,795,881,772	$—	$10,795,881,772
Short-Term Investments	676,468,090	—	—	676,468,090
TOTAL INVESTMENTS	$676,468,090	$10,795,881,772	$—	$11,472,349,862

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,871,715	$72,871,715	$779,735,305	$825,231,245	$—	$—	27,375,775	$27,375,775	$563,577
State Street Navigator Securities Lending Portfolio II	635,670,835	635,670,835	1,857,089,375	1,843,667,895	—	—	649,092,315	649,092,315	939,622
Total		$708,542,550	$2,636,824,680	$2,668,899,140	$—	$—		$676,468,090	$1,503,199
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.0% *
Omnicom Group, Inc. 5.40%, 10/1/2048 (a) (b)	$260,000	$240,349
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.38%, 6/15/2046	249,000	176,080
3.50%, 3/1/2039	248,000	202,398
3.55%, 3/1/2038	182,000	153,266
3.63%, 3/1/2048	205,000	146,200
3.65%, 3/1/2047	191,000	139,193
3.75%, 2/1/2050	524,000	381,430
3.83%, 3/1/2059	155,000	108,041
3.85%, 11/1/2048	138,000	101,655
3.90%, 5/1/2049	486,000	361,871
3.95%, 8/1/2059	503,000	355,988
5.71%, 5/1/2040	1,372,000	1,402,088
5.81%, 5/1/2050	2,525,000	2,487,125
5.88%, 2/15/2040	842,000	867,959
5.93%, 5/1/2060	1,545,000	1,515,506
6.63%, 2/15/2038	177,000	197,123
6.86%, 5/1/2054	1,158,000	1,299,577
6.88%, 3/15/2039	265,000	298,122
7.01%, 5/1/2064	692,000	784,105
Embraer Netherlands Finance BV 5.40%, 1/9/2038	620,000	609,528
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	39,083
General Dynamics Corp.:
2.85%, 6/1/2041	168,000	126,632
3.60%, 11/15/2042	52,000	42,144
4.25%, 4/1/2040	248,000	227,391
4.25%, 4/1/2050	406,000	343,395
General Electric Co.:
4.35%, 5/1/2050	370,000	315,477
4.50%, 3/11/2044	401,000	361,826
4.90%, 1/29/2036 (b)	293,000	297,386
Series MTN, 5.88%, 1/14/2038	257,000	278,948
Series A, 6.88%, 1/10/2039	184,000	216,982
Howmet Aerospace, Inc. 5.95%, 2/1/2037	162,000	175,007
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	238,000	227,707
5.50%, 8/15/2054 (b)	179,000	175,012
5.60%, 7/31/2053 (b)	375,000	372,401
6.15%, 12/15/2040	199,000	216,653
Lockheed Martin Corp.:
2.80%, 6/15/2050	440,000	278,828
3.80%, 3/1/2045	503,000	403,361
4.07%, 12/15/2042	682,604	583,661
4.09%, 9/15/2052	900,000	713,979
Security Description	Principal Amount	Value
4.15%, 6/15/2053	$530,000	$423,857
4.30%, 6/15/2062	367,000	289,236
4.70%, 5/15/2046	675,000	611,806
5.20%, 2/15/2055 (b)	553,000	520,611
5.20%, 2/15/2064	425,000	394,060
5.70%, 11/15/2054 (b)	617,000	622,516
5.72%, 6/1/2040 (b)	198,000	212,967
5.90%, 11/15/2063	367,000	379,504
Series B, 6.15%, 9/1/2036	174,000	193,582
Northrop Grumman Corp.:
3.85%, 4/15/2045	193,000	154,527
4.03%, 10/15/2047	831,000	667,858
4.75%, 6/1/2043	235,000	216,449
4.95%, 3/15/2053 (b)	628,000	566,607
5.05%, 11/15/2040 (b)	197,000	194,549
5.15%, 5/1/2040	174,000	173,036
5.20%, 6/1/2054	752,000	703,300
5.25%, 5/1/2050	635,000	599,688
RTX Corp.:
3.13%, 7/1/2050	245,000	164,939
3.75%, 11/1/2046	287,000	222,672
4.05%, 5/4/2047	215,000	173,535
4.15%, 5/15/2045	89,000	74,345
4.35%, 4/15/2047	245,000	207,368
4.45%, 11/16/2038	227,382	213,673
4.50%, 6/1/2042	1,685,000	1,523,257
4.63%, 11/16/2048	992,000	864,250
4.70%, 12/15/2041	209,000	195,242
4.80%, 12/15/2043	98,000	89,889
4.88%, 10/15/2040	244,000	236,163
5.38%, 2/27/2053	745,000	715,282
5.70%, 4/15/2040	96,000	100,596
6.05%, 6/1/2036	167,000	181,936
6.13%, 7/15/2038	164,000	179,539
6.40%, 3/15/2054	973,000	1,070,962
		30,120,929
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.40%, 2/4/2041	670,000	517,937
3.70%, 2/4/2051	556,000	393,403
3.88%, 9/16/2046	932,000	701,004
4.00%, 2/4/2061	380,000	274,485
4.25%, 8/9/2042	418,000	348,717
4.45%, 5/6/2050	238,000	190,540
4.50%, 5/2/2043	271,000	231,518
5.38%, 1/31/2044	716,000	691,098
5.80%, 2/14/2039	1,699,000	1,750,191
5.95%, 2/14/2049 (b)	830,000	830,423
6.20%, 2/14/2059	1,000	1,000
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	40,000	24,568
3.75%, 9/15/2047	250,000	193,765
4.02%, 4/16/2043	277,000	232,231
4.50%, 3/15/2049	280,000	239,960
4.54%, 3/26/2042	315,000	284,042

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 9/15/2035	$96,000	$101,015
BAT Capital Corp.:
3.73%, 9/25/2040	238,000	192,813
3.98%, 9/25/2050	204,000	148,636
4.54%, 8/15/2047	1,240,000	1,029,758
4.76%, 9/6/2049	493,000	416,659
5.28%, 4/2/2050	375,000	337,965
5.65%, 3/16/2052	427,000	403,592
6.25%, 8/15/2055	417,000	430,565
7.08%, 8/2/2043	460,000	516,773
7.08%, 8/2/2053	582,000	660,553
Philip Morris International, Inc.:
3.88%, 8/21/2042	305,000	251,360
4.13%, 3/4/2043	333,000	282,154
4.25%, 11/10/2044	672,000	571,173
4.38%, 11/15/2041	294,000	261,437
4.50%, 3/20/2042	312,000	278,900
4.88%, 11/15/2043	436,000	402,345
6.38%, 5/16/2038	921,000	1,027,854
Reynolds American, Inc.:
5.85%, 8/15/2045	1,045,000	1,028,249
6.15%, 9/15/2043	355,000	363,971
7.25%, 6/15/2037	172,000	198,715
		15,809,369
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	83,074	75,816
Class A, 4.90%, 11/11/2039	120,000	119,105
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	96,422	85,963
United Airlines Pass-Through Trust:
Series 2024-1, Class AA, 5.45%, 8/15/2038	371,726	382,175
Series 2023-1, Class A, 5.80%, 7/15/2037	180,063	187,979
		851,038
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	317,000	257,163
3.38%, 11/1/2046	251,000	186,202
3.38%, 3/27/2050 (b)	853,000	611,490
3.63%, 5/1/2043	257,000	206,718
3.88%, 11/1/2045 (b)	641,000	516,973
		1,778,546
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050	290,000	175,995
4.88%, 10/1/2043 (b)	247,000	237,009
5.45%, 2/20/2054 (b)	618,000	608,433
Security Description	Principal Amount	Value
Ford Motor Co.:
4.75%, 1/15/2043	$904,000	$714,955
5.29%, 12/8/2046	600,000	498,636
7.40%, 11/1/2046	240,000	258,910
Ford Motor Credit Co. LLC 6.50%, 2/7/2035	160,000	165,722
General Motors Co.:
5.15%, 4/1/2038	622,000	598,271
5.20%, 4/1/2045	745,000	669,427
5.40%, 4/1/2048 (b)	391,800	356,095
5.95%, 4/1/2049 (b)	574,000	557,492
6.25%, 10/2/2043	804,000	815,778
6.60%, 4/1/2036	47,000	51,142
6.75%, 4/1/2046 (b)	444,000	475,089
		6,182,954
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	687,000	441,645
4.15%, 5/1/2052	664,000	511,028
4.40%, 10/1/2046	139,000	113,153
5.40%, 3/15/2049 (b)	77,000	70,860
5.75%, 9/13/2054 (b)	245,000	236,442
BorgWarner, Inc. 4.38%, 3/15/2045	235,000	196,826
Lear Corp.:
3.55%, 1/15/2052	240,000	162,941
5.25%, 5/15/2049 (b)	287,000	259,236
		1,992,131
BANKS — 8.0%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,925,000	1,418,802
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	648,000	411,655
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	931,000	610,503
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,473,000	1,162,212
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	595,000	428,614
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	774,000	617,962
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	466,000	415,938
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	2,879,000	2,311,895
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	30,000	27,973
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,479,000	1,245,392

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	$1,132,000	$982,214
Series L, 4.75%, 4/21/2045 (b)	1,953,000	1,763,754
Series MTN, 4.88%, 4/1/2044	144,000	136,682
Series MTN, 5.00%, 1/21/2044	683,000	659,197
6.11%, 1/29/2037	1,468,000	1,582,988
7.75%, 5/14/2038	554,000	673,930
Bank of America NA 6.00%, 10/15/2036	264,000	286,604
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	361,000	278,616
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	658,000	528,433
4.95%, 1/10/2047	471,000	433,023
5.25%, 8/17/2045	403,000	387,384
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	623,000	638,644
SOFR + 2.42%, 6.04%, 3/12/2055 (b) (c)	229,000	240,764
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	750,000	553,290
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	625,000	552,494
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	636,000	535,773
4.65%, 7/30/2045	655,000	589,310
4.65%, 7/23/2048	1,372,000	1,211,860
4.75%, 5/18/2046	260,000	228,467
5.30%, 5/6/2044	259,000	251,683
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	754,000	754,264
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	1,094,000	1,090,499
5.88%, 1/30/2042	580,000	611,082
6.13%, 8/25/2036	170,000	181,070
6.68%, 9/13/2043	30,000	33,380
8.13%, 7/15/2039	977,000	1,253,667
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	865,000	868,676
5.25%, 8/4/2045 (b)	192,000	180,904
5.75%, 12/1/2043	491,000	495,704
Fifth Third Bancorp 8.25%, 3/1/2038	970,000	1,191,645
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	861,000	631,526
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,038,000	799,966
Security Description	Principal Amount	Value
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	$979,000	$765,803
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,162,000	1,044,859
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	735,000	678,589
4.75%, 10/21/2045	983,000	891,748
Series MTN, 4.80%, 7/8/2044	998,000	924,008
5.15%, 5/22/2045	748,000	700,382
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,578,000	1,579,468
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,573,000	1,593,528
6.25%, 2/1/2041	1,280,000	1,402,330
6.45%, 5/1/2036	164,000	180,152
6.75%, 10/1/2037	2,033,000	2,271,552
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	119,799
5.88%, 11/1/2034	81,000	86,066
7.00%, 1/15/2039	392,000	457,578
HSBC Holdings PLC:
5.25%, 3/14/2044 (b)	468,000	455,509
6.10%, 1/14/2042	520,000	560,872
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	2,086,000	2,285,276
6.50%, 5/2/2036	161,000	174,097
6.50%, 9/15/2037	716,000	782,533
6.80%, 6/1/2038	92,000	102,252
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	453,000	355,809
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	1,300,000	883,779
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	769,000	596,429
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,606,000	1,139,345
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	772,000	693,048
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,005,000	801,397
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,868,000	1,504,954
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	976,000	796,992
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	1,156,000	982,022

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/1/2044	$242,000	$229,017
4.95%, 6/1/2045	1,008,000	950,413
5.40%, 1/6/2042	351,000	357,332
5.50%, 10/15/2040	30,000	31,301
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,068,000	1,082,963
5.60%, 7/15/2041	682,000	710,999
5.63%, 8/16/2043	728,000	747,285
6.40%, 5/15/2038	1,803,000	2,039,824
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	729,000	539,927
4.34%, 1/9/2048	695,000	572,770
5.30%, 12/1/2045	444,000	420,708
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	340,000	296,738
4.15%, 3/7/2039 (b)	184,000	171,046
4.29%, 7/26/2038 (b)	146,000	138,066
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	482,000	306,547
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	975,000	762,781
3.97%, 7/22/2038 (c)	699,000	629,233
4.30%, 1/27/2045	1,396,000	1,209,648
Series MTN, 4.38%, 1/22/2047	1,300,000	1,123,018
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	238,000	223,891
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,654,000	1,636,021
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (c)	1,116,000	1,116,614
6.38%, 7/24/2042	724,000	805,617
Regions Bank 6.45%, 6/26/2037	179,000	193,728
Regions Financial Corp. 7.38%, 12/10/2037	128,000	146,324
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	189,000	132,793
2.93%, 9/17/2041	684,000	502,590
3.05%, 1/14/2042	142,000	109,079
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	665,000	673,958
5.84%, 7/9/2044	340,000	351,077
6.18%, 7/13/2043	218,000	236,125
UBS AG 4.50%, 6/26/2048	610,000	532,036
UBS Group AG 4.88%, 5/15/2045 (b)	946,000	873,659
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,619,000	1,257,315
Security Description	Principal Amount	Value
3.90%, 5/1/2045	$923,000	$748,682
Series MTN, 4.40%, 6/14/2046	1,073,000	895,472
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,628,000	1,401,008
Series MTN, 4.65%, 11/4/2044	1,080,000	946,609
Series MTN, 4.75%, 12/7/2046	926,000	813,528
Series GMTN, 4.90%, 11/17/2045	936,000	842,943
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	2,555,000	2,338,796
5.38%, 11/2/2043	859,000	832,259
5.61%, 1/15/2044	1,223,600	1,211,853
Wells Fargo Bank NA:
5.85%, 2/1/2037	1,558,000	1,648,489
5.95%, 8/26/2036	218,000	232,597
6.60%, 1/15/2038	227,000	253,725
Westpac Banking Corp.:
2.96%, 11/16/2040	347,000	264,851
3.13%, 11/18/2041	603,000	457,134
4.42%, 7/24/2039	374,000	346,679
		88,413,683
BEVERAGES — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,394,000	1,380,492
4.90%, 2/1/2046	4,473,000	4,141,193
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	170,000	142,266
4.63%, 2/1/2044	445,000	399,592
4.70%, 2/1/2036	158,000	156,098
4.90%, 2/1/2046	777,000	717,521
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	120,000	98,413
4.38%, 4/15/2038	5,000	4,758
4.44%, 10/6/2048	987,000	849,580
4.60%, 4/15/2048	430,000	379,346
4.75%, 4/15/2058	388,000	337,758
4.95%, 1/15/2042	869,000	832,554
5.45%, 1/23/2039	474,000	490,391
5.55%, 1/23/2049	2,081,000	2,079,169
5.80%, 1/23/2059	1,094,000	1,115,836
8.00%, 11/15/2039	213,000	270,514
8.20%, 1/15/2039	502,000	647,766
Brown-Forman Corp. 4.50%, 7/15/2045	378,000	328,890
Coca-Cola Co.:
2.50%, 6/1/2040	224,000	166,761
2.75%, 6/1/2060	90,000	52,770

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/5/2041 (b)	$216,000	$165,767
4.20%, 3/25/2050	263,000	220,589
5.20%, 1/14/2055	926,000	893,775
5.30%, 5/13/2054	670,000	658,630
5.40%, 5/13/2064	1,036,000	1,008,173
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	139,000	135,835
Constellation Brands, Inc.:
3.75%, 5/1/2050	250,000	181,995
4.10%, 2/15/2048	144,000	113,115
4.50%, 5/9/2047	181,000	151,466
4.95%, 11/1/2035 (b)	290,000	286,935
5.25%, 11/15/2048	225,000	208,019
Diageo Capital PLC:
3.88%, 4/29/2043	255,000	209,623
5.88%, 9/30/2036	247,000	267,699
Diageo Investment Corp. 4.25%, 5/11/2042	236,000	204,492
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	7,000	6,123
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	230,000	154,473
3.80%, 5/1/2050	296,000	215,550
4.42%, 12/15/2046	328,000	267,648
4.50%, 11/15/2045	17,000	14,216
4.50%, 4/15/2052	607,000	490,395
5.09%, 5/25/2048	241,000	214,018
Molson Coors Beverage Co.:
4.20%, 7/15/2046	1,000,000	803,270
5.00%, 5/1/2042	526,682	486,570
PepsiCo, Inc.:
2.63%, 10/21/2041	204,000	147,812
3.38%, 7/29/2049	250,000	180,967
3.45%, 10/6/2046	294,000	221,711
3.50%, 3/19/2040	178,000	150,967
3.60%, 8/13/2042	178,000	144,821
3.63%, 3/19/2050	252,000	190,603
3.88%, 3/19/2060	150,000	114,379
4.00%, 3/5/2042	237,000	203,879
4.00%, 5/2/2047	272,000	223,073
4.20%, 7/18/2052	389,000	320,295
4.25%, 10/22/2044	234,000	201,827
4.45%, 4/14/2046	444,000	391,932
4.65%, 2/15/2053	382,000	336,500
4.88%, 11/1/2040	147,000	143,326
5.25%, 7/17/2054	384,000	372,004
5.50%, 1/15/2040	90,000	94,284
		25,388,424
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
2.80%, 8/15/2041	211,000	154,568
3.15%, 2/21/2040	592,000	466,828
3.38%, 2/21/2050	375,000	267,180
4.20%, 2/22/2052	236,000	187,278
Security Description	Principal Amount	Value
4.40%, 5/1/2045	$636,000	$544,836
4.40%, 2/22/2062	728,000	568,947
4.56%, 6/15/2048	338,000	289,183
4.66%, 6/15/2051	1,384,000	1,186,060
4.88%, 3/1/2053	139,000	122,314
4.95%, 10/1/2041	295,000	279,377
5.15%, 11/15/2041	281,000	272,061
5.60%, 3/2/2043	851,000	855,723
5.65%, 6/15/2042	189,000	191,671
5.65%, 3/2/2053	3,065,000	3,006,428
5.75%, 3/15/2040	242,000	252,133
5.75%, 3/2/2063	1,477,000	1,442,601
6.38%, 6/1/2037	126,000	139,812
6.40%, 2/1/2039	230,000	254,555
Baxalta, Inc. 5.25%, 6/23/2045	220,000	210,208
Biogen, Inc.:
3.15%, 5/1/2050	742,000	480,452
3.25%, 2/15/2051 (b)	319,000	209,959
5.20%, 9/15/2045	513,000	472,591
6.45%, 5/15/2055	415,000	436,671
Gilead Sciences, Inc.:
2.60%, 10/1/2040	226,000	167,014
2.80%, 10/1/2050	610,000	386,215
4.00%, 9/1/2036	213,000	198,331
4.15%, 3/1/2047 (b)	1,037,000	860,606
4.50%, 2/1/2045	996,000	881,351
4.60%, 9/1/2035	193,000	190,877
4.75%, 3/1/2046	1,249,000	1,133,230
4.80%, 4/1/2044	995,000	918,584
5.50%, 11/15/2054 (b)	559,000	552,141
5.55%, 10/15/2053	486,000	483,215
5.60%, 11/15/2064	270,000	267,975
5.65%, 12/1/2041	367,000	381,144
Royalty Pharma PLC:
3.30%, 9/2/2040	141,000	109,111
3.35%, 9/2/2051	384,000	254,150
3.55%, 9/2/2050	704,000	486,485
5.90%, 9/2/2054	152,000	150,030
5.95%, 9/25/2055	350,000	347,687
		20,059,582
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	253,000	189,973
2.80%, 5/15/2050 (b)	585,000	373,856
Albemarle Corp.:
5.45%, 12/1/2044	245,000	223,790
5.65%, 6/1/2052 (b)	320,000	288,992
CF Industries, Inc.:
4.95%, 6/1/2043	113,000	101,102
5.38%, 3/15/2044	441,000	413,111
Dow Chemical Co.:
3.60%, 11/15/2050	90,000	58,144
4.38%, 11/15/2042	689,000	546,081
4.63%, 10/1/2044	201,000	162,137

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 5/15/2049	$413,000	$324,325
5.25%, 11/15/2041	419,000	379,229
5.55%, 11/30/2048	908,000	798,105
5.60%, 2/15/2054	344,000	298,908
5.95%, 3/15/2055 (b)	397,000	360,817
6.90%, 5/15/2053 (b)	610,000	626,281
7.38%, 11/1/2029	10,000	11,027
9.40%, 5/15/2039	185,000	238,637
Eastman Chemical Co.:
4.65%, 10/15/2044	563,000	478,015
4.80%, 9/1/2042 (b)	261,000	231,243
Ecolab, Inc.:
2.70%, 12/15/2051	496,000	307,183
2.75%, 8/18/2055	10,000	6,014
3.95%, 12/1/2047	400,000	322,708
5.50%, 12/8/2041	248,000	253,679
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	203,000	163,843
5.00%, 9/26/2048	344,000	304,498
Linde, Inc. 3.55%, 11/7/2042	233,000	186,489
LYB International Finance BV:
4.88%, 3/15/2044	490,000	407,587
5.25%, 7/15/2043 (b)	483,000	417,399
LYB International Finance III LLC:
3.38%, 10/1/2040	454,000	329,749
3.63%, 4/1/2051 (b)	436,000	281,704
3.80%, 10/1/2060	264,000	164,813
4.20%, 10/15/2049	507,000	364,665
4.20%, 5/1/2050	445,000	318,006
5.88%, 1/15/2036	695,000	692,032
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	497,000	376,686
Mosaic Co.:
4.88%, 11/15/2041	161,000	145,409
5.63%, 11/15/2043 (b)	390,000	375,827
Nutrien Ltd.:
3.95%, 5/13/2050	60,000	45,509
4.90%, 6/1/2043	201,000	183,033
5.00%, 4/1/2049	267,000	239,454
5.25%, 1/15/2045	207,000	193,601
5.63%, 12/1/2040	175,000	175,793
5.80%, 3/27/2053	280,000	279,938
5.88%, 12/1/2036	133,000	139,550
6.13%, 1/15/2041	170,000	177,245
RPM International, Inc.:
4.25%, 1/15/2048	177,000	144,903
5.25%, 6/1/2045	143,000	135,577
Sherwin-Williams Co.:
3.30%, 5/15/2050	211,000	144,124
3.80%, 8/15/2049	145,000	108,727
4.00%, 12/15/2042	10,000	8,243
4.50%, 6/1/2047	423,000	361,293
Security Description	Principal Amount	Value
4.55%, 8/1/2045	$263,000	$225,299
Westlake Corp.:
2.88%, 8/15/2041 (b)	159,000	109,061
3.13%, 8/15/2051	251,000	151,702
3.38%, 8/15/2061	245,000	144,234
4.38%, 11/15/2047	301,000	234,166
5.00%, 8/15/2046 (b)	347,000	298,753
6.38%, 11/15/2055	390,000	384,146
		15,406,415
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	283,000	214,435
California Endowment Series 2021, 2.50%, 4/1/2051	80,000	47,299
California Institute of Technology:
3.65%, 9/1/2119	430,000	273,501
4.32%, 8/1/2045	157,000	137,312
4.70%, 11/1/2111	216,000	175,109
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	324,000	294,633
Claremont Mckenna College 3.78%, 1/1/2122	197,000	128,271
Duke University:
Series 2020, 2.68%, 10/1/2044	405,000	295,488
Series 2020, 2.76%, 10/1/2050	7,000	4,484
Ford Foundation Series 2020, 2.82%, 6/1/2070	260,000	147,779
George Washington University:
Series 2018, 4.13%, 9/15/2048 (b)	465,000	379,370
Series 2014, 4.30%, 9/15/2044	197,000	167,872
Series 2015, 4.87%, 9/15/2045	202,000	185,089
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (b)	229,000	147,536
Series B, 4.32%, 4/1/2049	344,000	285,259
5.12%, 4/1/2053 (b)	52,000	48,175
Series A, 5.22%, 10/1/2118	193,000	169,520
Global Payments, Inc.:
4.15%, 8/15/2049	509,000	378,696
5.95%, 8/15/2052 (b)	395,000	377,873
Howard University Series 22A, 5.21%, 10/1/2052	345,000	294,678
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	30,000	17,631

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2013, 4.08%, 7/1/2053	$246,000	$198,069
Leland Stanford Junior University:
2.41%, 6/1/2050	80,000	48,189
3.65%, 5/1/2048	269,000	212,168
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	30,000	16,926
Series F, 2.99%, 7/1/2050	160,000	107,979
3.07%, 4/1/2052	160,000	107,376
3.89%, 7/1/2116	326,000	226,404
3.96%, 7/1/2038	11,000	10,193
4.68%, 7/1/2114	469,000	391,001
5.60%, 7/1/2111	491,000	490,131
5.62%, 6/1/2055	485,000	498,556
Moody's Corp.:
2.75%, 8/19/2041	166,000	119,641
3.25%, 5/20/2050	31,000	21,097
3.75%, 2/25/2052	194,000	144,982
4.88%, 12/17/2048	335,000	300,941
5.25%, 7/15/2044	218,000	211,070
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	47,638
Northwestern University:
4.64%, 12/1/2044	153,000	145,794
4.94%, 12/1/2035	50,000	51,062
PayPal Holdings, Inc.:
3.25%, 6/1/2050	465,000	316,353
5.05%, 6/1/2052	658,000	597,299
5.25%, 6/1/2062	228,000	209,407
5.50%, 6/1/2054 (b)	189,000	183,823
President & Fellows of Harvard College:
2.52%, 10/15/2050	359,000	218,696
3.15%, 7/15/2046	238,000	172,797
3.30%, 7/15/2056	244,000	167,684
3.75%, 11/15/2052	384,000	292,708
4.88%, 10/15/2040	107,000	105,694
5.26%, 3/15/2036	105,000	110,263
Quanta Services, Inc. 3.05%, 10/1/2041	39,000	28,904
S&P Global, Inc.:
2.30%, 8/15/2060 (b)	273,000	138,389
3.25%, 12/1/2049	337,000	236,385
3.70%, 3/1/2052	448,000	339,329
3.90%, 3/1/2062	383,000	285,764
Thomas Jefferson University 3.85%, 11/1/2057	244,000	172,130
TR Finance LLC:
5.65%, 11/23/2043	163,000	162,941
5.85%, 4/15/2040	341,000	353,368
Trustees of Boston College 3.13%, 7/1/2052	194,000	133,590
Security Description	Principal Amount	Value
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	$295,000	$183,251
4.20%, 3/1/2052	285,000	237,208
5.70%, 3/1/2039	111,000	119,561
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (b)	282,000	179,882
4.67%, 9/1/2112	294,000	241,239
University of Chicago:
Series C, 2.55%, 4/1/2050	296,000	193,765
Series 20B, 2.76%, 4/1/2045	127,000	101,032
3.00%, 10/1/2052	47,000	32,045
4.00%, 10/1/2053	213,000	168,014
University of Miami Series 2022, 4.06%, 4/1/2052	272,000	218,084
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	185,000	139,351
Series 2015, 3.44%, 2/15/2045	373,000	290,619
University of Southern California:
3.03%, 10/1/2039	164,000	136,651
Series A, 3.23%, 10/1/2120	387,000	223,222
Series 2017, 3.84%, 10/1/2047	158,000	126,566
4.98%, 10/1/2053 (b)	173,000	160,170
5.25%, 10/1/2111	269,000	250,181
Verisk Analytics, Inc.:
3.63%, 5/15/2050	153,000	110,524
5.13%, 2/15/2036 (b)	258,000	260,580
5.50%, 6/15/2045	194,000	188,506
Washington University 4.35%, 4/15/2122	448,000	338,701
William Marsh Rice University:
3.57%, 5/15/2045	243,000	192,748
3.77%, 5/15/2055	139,000	106,117
		15,942,768
COMPUTERS — 2.0%
Apple, Inc.:
2.38%, 2/8/2041	220,000	158,543
2.40%, 8/20/2050	788,000	468,805
2.55%, 8/20/2060	485,000	270,392
2.65%, 5/11/2050	1,407,000	880,838
2.65%, 2/8/2051	1,647,000	1,020,119
2.70%, 8/5/2051	889,000	555,047
2.80%, 2/8/2061	1,043,000	611,897
2.85%, 8/5/2061	850,000	502,418
2.95%, 9/11/2049	869,000	581,874
3.45%, 2/9/2045	1,128,000	876,445

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/12/2047	$635,000	$501,536
3.75%, 11/13/2047	755,000	597,673
3.85%, 5/4/2043	1,609,000	1,358,704
3.85%, 8/4/2046	1,124,000	912,767
3.95%, 8/8/2052	848,000	673,024
4.10%, 8/8/2062	757,000	594,631
4.25%, 2/9/2047	627,000	537,320
4.38%, 5/13/2045	1,105,000	987,008
4.45%, 5/6/2044	120,000	110,432
4.65%, 2/23/2046	2,077,000	1,908,057
Dell International LLC/EMC Corp. 8.35%, 7/15/2046	462,000	586,625
Dell, Inc. 6.50%, 4/15/2038 (b)	284,000	305,022
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045 (b)	751,000	771,239
HP, Inc. 6.00%, 9/15/2041 (b)	719,000	727,240
International Business Machines Corp.:
2.85%, 5/15/2040	457,000	344,669
2.95%, 5/15/2050	339,000	216,645
3.43%, 2/9/2052	282,000	193,353
4.00%, 6/20/2042	517,200	432,871
4.15%, 5/15/2039	891,000	795,494
4.25%, 5/15/2049	1,394,000	1,125,585
4.70%, 2/19/2046	425,000	376,295
4.90%, 7/27/2052	495,000	435,476
5.10%, 2/6/2053	280,000	255,074
5.60%, 11/30/2039	460,000	475,635
7.13%, 12/1/2096	153,000	181,799
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	346,000	274,267
		21,604,819
CONSTRUCTION MATERIALS — 0.8%
Carlisle Cos., Inc. 5.55%, 9/15/2040 (b)	245,000	248,080
Carrier Global Corp.:
3.38%, 4/5/2040	30,000	24,245
6.20%, 3/15/2054 (b)	974,000	1,054,219
CRH America Finance, Inc.:
5.00%, 2/9/2036	460,000	461,845
5.60%, 2/9/2056	265,000	260,879
5.88%, 1/9/2055	363,000	371,810
Eagle Materials, Inc. 5.00%, 3/15/2036	680,000	666,094
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052 (b)	338,000	272,414
Johnson Controls International PLC:
4.50%, 2/15/2047	348,000	299,374
4.63%, 7/2/2044	229,000	203,441
4.95%, 7/2/2064 (d)	205,000	176,925
Security Description	Principal Amount	Value
6.00%, 1/15/2036	$194,000	$209,312
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051 (b)	165,000	111,167
4.25%, 12/15/2047	433,000	357,723
5.50%, 12/1/2054	505,000	487,992
Masco Corp.:
3.13%, 2/15/2051 (b)	165,000	108,605
4.50%, 5/15/2047 (b)	317,000	269,412
Owens Corning:
4.30%, 7/15/2047 (b)	353,000	287,303
4.40%, 1/30/2048	280,000	229,452
5.95%, 6/15/2054 (b)	372,000	377,413
7.00%, 12/1/2036	171,000	193,996
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	281,000	241,410
4.65%, 11/1/2044	116,000	104,996
Trane Technologies Holdco, Inc.:
4.30%, 2/21/2048	236,000	197,619
5.75%, 6/15/2043	192,000	199,862
Vulcan Materials Co.:
4.50%, 6/15/2047	356,000	304,914
4.70%, 3/1/2048	246,000	215,749
5.70%, 12/1/2054	458,000	457,034
		8,393,285
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	693,000	632,328
5.10%, 3/22/2043	441,000	424,167
		1,056,495
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	345,000	272,906
4.20%, 5/15/2047	175,000	147,411
4.60%, 6/15/2045	524,000	472,978
		893,295
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.85%, 10/29/2041	622,000	509,486
5.00%, 11/15/2035	175,000	173,143
Affiliated Managers Group, Inc. 5.50%, 2/15/2036	625,000	625,394
American Express Co. 4.05%, 12/3/2042	307,000	264,769
Apollo Global Management, Inc. 5.80%, 5/21/2054	464,000	456,506
ARES Management Corp. 5.60%, 10/11/2054	355,000	335,777
BlackRock Funding, Inc.:
5.25%, 3/14/2054	733,000	702,485

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 1/8/2055	$609,000	$592,240
Blackstone Reg Finance Co. LLC 4.95%, 2/15/2036	425,000	422,123
Blue Owl Finance LLC 4.13%, 10/7/2051	156,000	109,264
Brookfield Asset Management Ltd.:
5.30%, 1/15/2036	730,000	728,949
6.08%, 9/15/2055	320,000	327,702
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	270,000	185,987
Brookfield Finance, Inc.:
3.50%, 3/30/2051	358,000	248,610
3.63%, 2/15/2052	213,000	150,001
4.70%, 9/20/2047	305,000	263,639
5.33%, 1/15/2036	170,000	170,269
5.81%, 3/3/2055	259,000	255,493
5.97%, 3/4/2054	589,000	594,230
CME Group, Inc.:
4.15%, 6/15/2048	488,000	408,022
5.30%, 9/15/2043	96,000	96,359
Franklin Resources, Inc. 2.95%, 8/12/2051	58,000	36,647
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	201,000	149,331
3.00%, 9/15/2060	76,000	45,518
4.25%, 9/21/2048	351,000	292,088
4.95%, 6/15/2052	569,000	522,598
5.20%, 6/15/2062	696,000	637,710
Invesco Finance PLC 5.38%, 11/30/2043	203,000	194,994
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	185,000	196,074
6.50%, 1/20/2043	233,000	242,595
Legg Mason, Inc. 5.63%, 1/15/2044	260,000	259,966
Mastercard, Inc.:
2.95%, 3/15/2051 (b)	70,000	46,043
3.65%, 6/1/2049	216,000	164,646
3.80%, 11/21/2046	174,000	139,076
3.85%, 3/26/2050	874,000	685,164
3.95%, 2/26/2048	292,000	236,377
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	114,521
3.25%, 4/28/2050	69,000	47,762
3.95%, 3/7/2052	148,000	113,285
5.95%, 8/15/2053	283,000	294,224
6.10%, 6/28/2063	509,000	533,162
Raymond James Financial, Inc.:
3.75%, 4/1/2051	406,000	298,779
4.95%, 7/15/2046	355,000	325,198
Security Description	Principal Amount	Value
5.65%, 9/11/2055	$367,000	$359,660
Visa, Inc.:
2.00%, 8/15/2050 (b)	130,000	70,582
2.70%, 4/15/2040 (b)	412,478	317,563
3.65%, 9/15/2047	525,000	409,889
4.30%, 12/14/2045	1,861,000	1,624,504
Voya Financial, Inc.:
4.80%, 6/15/2046	126,000	111,851
5.70%, 7/15/2043	142,000	141,482
Western Union Co. 6.20%, 11/17/2036 (b)	190,000	198,219
		16,429,956
ELECTRIC — 13.4%
AEP Texas, Inc.:
3.45%, 5/15/2051	105,000	71,066
Series H, 3.45%, 1/15/2050	273,000	186,555
3.80%, 10/1/2047	252,000	186,513
Series G, 4.15%, 5/1/2049	220,000	169,299
5.25%, 5/15/2052	330,000	302,782
5.85%, 10/15/2055	425,000	417,928
AEP Transmission Co. LLC:
3.75%, 12/1/2047	328,000	251,796
3.80%, 6/15/2049	279,000	210,737
4.00%, 12/1/2046	266,000	213,106
4.25%, 9/15/2048	267,000	220,080
Series O, 4.50%, 6/15/2052	210,000	178,126
5.40%, 3/15/2053 (b)	413,000	402,245
Alabama Power Co.:
3.13%, 7/15/2051	50,000	33,151
3.45%, 10/1/2049	285,000	203,023
Series B, 3.70%, 12/1/2047	40,000	30,564
3.75%, 3/1/2045	402,000	316,575
3.85%, 12/1/2042	229,000	187,146
4.15%, 8/15/2044	305,000	255,404
4.30%, 1/2/2046	321,000	271,062
Series A, 4.30%, 7/15/2048	375,000	311,880
6.00%, 3/1/2039	254,000	273,113
6.13%, 5/15/2038	695,000	756,556
Ameren Illinois Co.:
3.25%, 3/15/2050	30,000	20,577
3.70%, 12/1/2047	30,000	22,940
4.15%, 3/15/2046	182,000	150,219
4.50%, 3/15/2049	365,000	310,922
5.55%, 7/1/2054	460,000	452,580
5.63%, 3/1/2055	127,000	126,639
5.90%, 12/1/2052	297,000	308,075
American Electric Power Co., Inc.:
3.25%, 3/1/2050	103,000	68,727
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	575,000	565,369
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	337,000	245,208
4.40%, 5/15/2044	211,000	177,135

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 6/1/2045	$195,000	$162,607
Series Y, 4.50%, 3/1/2049	246,000	201,892
7.00%, 4/1/2038	247,000	279,777
Arizona Public Service Co.:
3.75%, 5/15/2046	192,000	145,720
4.20%, 8/15/2048	150,000	120,335
4.25%, 3/1/2049	170,000	135,988
4.35%, 11/15/2045	252,000	209,971
4.50%, 4/1/2042	260,000	228,652
5.05%, 9/1/2041	217,000	208,969
5.90%, 8/15/2055	474,000	482,845
Avista Corp.:
4.00%, 4/1/2052	305,000	227,493
4.35%, 6/1/2048	230,000	188,961
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	30,000	20,324
3.50%, 8/15/2046	368,000	272,946
3.75%, 8/15/2047	228,000	173,994
4.25%, 9/15/2048	265,000	216,701
4.55%, 6/1/2052	412,000	347,258
5.40%, 6/1/2053	417,000	401,475
5.65%, 6/1/2054	279,000	277,145
6.35%, 10/1/2036	20,000	22,173
Basin Electric Power Cooperative 5.85%, 10/15/2055 (a)	475,000	465,818
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	297,000	184,482
3.80%, 7/15/2048	392,000	297,254
4.25%, 10/15/2050	417,000	333,992
4.45%, 1/15/2049	482,000	401,805
4.50%, 2/1/2045	462,000	400,739
4.60%, 5/1/2053	479,000	403,816
5.15%, 11/15/2043	414,000	397,399
5.95%, 5/15/2037	256,000	274,307
6.13%, 4/1/2036	656,000	712,626
Black Hills Corp.:
3.88%, 10/15/2049	267,000	198,683
4.20%, 9/15/2046	241,000	191,735
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	297,000	236,073
3.95%, 3/1/2048 (b)	245,000	195,407
Series AC, 4.25%, 2/1/2049 (b)	365,000	302,158
4.50%, 4/1/2044	429,000	377,009
Series AJ, 4.85%, 10/1/2052	211,000	189,183
5.30%, 4/1/2053	320,000	305,149
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	235,000	203,592
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	175,315
Security Description	Principal Amount	Value
CMS Energy Corp. 4.88%, 3/1/2044	$314,000	$280,562
Commonwealth Edison Co.:
Series 127, 3.20%, 11/15/2049	218,000	147,183
3.65%, 6/15/2046	276,000	210,629
3.70%, 3/1/2045	183,000	143,212
Series 123, 3.75%, 8/15/2047	501,000	382,534
3.80%, 10/1/2042	311,000	251,185
4.00%, 3/1/2048	549,000	436,142
4.00%, 3/1/2049	332,000	259,063
4.35%, 11/15/2045	270,000	229,343
4.60%, 8/15/2043	277,000	247,223
4.70%, 1/15/2044	280,000	250,880
5.30%, 2/1/2053	385,000	365,015
5.65%, 6/1/2054	291,000	289,044
Series 103, 5.90%, 3/15/2036	219,000	235,103
5.95%, 6/1/2055	454,000	471,606
6.45%, 1/15/2038	185,000	206,717
Connecticut Light & Power Co.:
4.00%, 4/1/2048	574,000	456,795
Series A, 4.15%, 6/1/2045	366,000	303,403
4.30%, 4/15/2044	253,000	216,695
5.25%, 1/15/2053	336,000	318,441
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	40,000	23,632
3.60%, 6/15/2061	100,000	68,701
3.85%, 6/15/2046	323,000	253,455
Series 2017, 3.88%, 6/15/2047	360,000	279,353
3.95%, 3/1/2043	1,295,000	1,064,555
Series C, 4.00%, 11/15/2057	247,000	184,097
Series A, 4.13%, 5/15/2049	452,000	359,458
Series 12-A, 4.20%, 3/15/2042	169,000	144,576
Series C, 4.30%, 12/1/2056	291,000	229,727
4.45%, 3/15/2044	195,000	170,005
4.50%, 12/1/2045	482,000	415,142
4.50%, 5/15/2058	360,000	295,225
4.63%, 12/1/2054	406,000	342,603
Series E, 4.65%, 12/1/2048	388,000	336,051
5.50%, 3/15/2055	401,000	389,371
Series 09-C, 5.50%, 12/1/2039	633,000	647,299
5.70%, 5/15/2054	563,000	562,431
5.75%, 11/15/2055	215,000	214,946
Series 06-A, 5.85%, 3/15/2036	200,000	212,732
5.90%, 11/15/2053	569,000	580,875
6.15%, 11/15/2052	425,000	447,890
Series 2007-A, 6.30%, 8/15/2037 (b)	250,000	278,000

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 08-B, 6.75%, 4/1/2038	$251,000	$287,116
Constellation Energy Generation LLC:
5.60%, 6/15/2042	367,000	368,692
5.75%, 10/1/2041	187,000	190,416
5.75%, 3/15/2054 (b)	534,000	530,529
6.25%, 10/1/2039	295,000	320,355
6.50%, 10/1/2053	544,000	593,433
Consumers Energy Co.:
2.65%, 8/15/2052	30,000	18,526
3.75%, 2/15/2050	175,000	131,509
3.95%, 5/15/2043	111,000	91,528
3.95%, 7/15/2047	173,000	138,033
4.05%, 5/15/2048 (b)	245,000	197,654
4.20%, 9/1/2052	30,000	24,149
4.35%, 4/15/2049	424,000	353,294
Dayton Power & Light Co. 3.95%, 6/15/2049	356,000	265,259
Delmarva Power & Light Co. 4.15%, 5/15/2045	217,000	183,497
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	120,000	107,773
5.10%, 6/1/2065	375,000	333,075
5.45%, 2/1/2041	186,000	187,717
6.05%, 1/15/2038	211,000	227,230
6.25%, 10/15/2053	296,000	319,109
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	30,000	22,791
Series C, 4.05%, 9/15/2042	234,000	190,291
Series A, 4.60%, 3/15/2049	231,000	192,825
4.70%, 12/1/2044	258,000	226,367
Series B, 4.85%, 8/15/2052	324,000	278,961
Series C, 4.90%, 8/1/2041	260,000	240,050
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	395,000	397,591
7.00%, 6/15/2038	210,000	237,861
DTE Electric Co.:
3.70%, 3/15/2045	194,000	151,778
3.70%, 6/1/2046	207,000	159,137
3.75%, 8/15/2047	226,000	173,496
3.95%, 3/1/2049	80,000	63,094
Series A, 4.00%, 4/1/2043	95,000	79,123
Series A, 4.05%, 5/15/2048	254,000	206,332
4.30%, 7/1/2044	208,000	177,409
5.40%, 4/1/2053	142,000	138,071
5.85%, 5/15/2055	1,273,000	1,307,396
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	275,000	188,125
3.45%, 4/15/2051	10,000	7,101
3.70%, 12/1/2047	444,000	336,095
3.75%, 6/1/2045	200,000	157,450
3.88%, 3/15/2046	249,000	197,474
3.95%, 3/15/2048	247,000	195,782
4.00%, 9/30/2042	344,000	289,132
Security Description	Principal Amount	Value
4.25%, 12/15/2041	$279,000	$245,473
5.30%, 2/15/2040	220,000	222,944
5.35%, 1/15/2053	603,000	578,928
5.40%, 1/15/2054	300,000	290,670
6.00%, 1/15/2038	159,000	171,323
6.05%, 4/15/2038 (b)	248,000	268,210
6.10%, 6/1/2037	155,000	167,107
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	50,114
3.75%, 9/1/2046	562,000	426,024
3.95%, 8/15/2047	389,000	299,592
4.20%, 6/15/2049	443,000	348,880
4.80%, 12/15/2045	201,000	178,388
5.00%, 8/15/2052	723,000	638,351
5.70%, 9/15/2055	530,000	515,531
5.80%, 6/15/2054	496,000	490,807
6.10%, 9/15/2053	474,000	490,173
Duke Energy Florida LLC:
3.00%, 12/15/2051	6,000	3,888
3.40%, 10/1/2046	457,000	333,112
3.85%, 11/15/2042	233,000	191,652
4.20%, 7/15/2048	341,000	277,294
5.65%, 4/1/2040 (b)	160,000	166,176
5.95%, 11/15/2052	378,000	391,219
6.20%, 11/15/2053	455,000	487,164
6.35%, 9/15/2037	255,000	283,371
6.40%, 6/15/2038	192,000	214,339
Duke Energy Indiana LLC:
Series YYY, 3.25%, 10/1/2049	338,000	230,966
3.75%, 5/15/2046	370,000	288,078
Series WWW, 4.90%, 7/15/2043	282,000	262,979
5.40%, 4/1/2053	422,000	401,508
5.90%, 5/15/2055	270,000	275,530
6.35%, 8/15/2038	248,000	273,953
6.45%, 4/1/2039	188,000	208,206
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	316,000	240,836
4.30%, 2/1/2049	353,000	289,132
5.55%, 3/15/2054	337,000	329,091
5.65%, 4/1/2053	313,000	309,917
Duke Energy Progress LLC:
2.90%, 8/15/2051	30,000	18,902
3.60%, 9/15/2047	288,000	214,560
3.70%, 10/15/2046	382,000	291,046
4.00%, 4/1/2052	120,000	93,059
4.10%, 5/15/2042	256,000	217,987
4.10%, 3/15/2043	185,000	156,096
4.15%, 12/1/2044	315,000	262,814
4.20%, 8/15/2045	497,000	413,544
4.38%, 3/30/2044	370,000	317,256
5.35%, 3/15/2053	486,000	464,091
5.55%, 3/15/2055	505,000	498,632
6.30%, 4/1/2038	206,000	228,308

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
El Paso Electric Co. 5.00%, 12/1/2044	$231,000	$203,943
Emera U.S. Finance LP 4.75%, 6/15/2046	769,000	657,426
Entergy Arkansas LLC:
2.65%, 6/15/2051	50,000	29,797
3.35%, 6/15/2052	15,000	10,179
4.20%, 4/1/2049	413,000	333,642
5.75%, 6/1/2054	345,000	348,260
Entergy Corp. 3.75%, 6/15/2050	120,000	87,349
Entergy Louisiana LLC:
2.90%, 3/15/2051	170,000	106,690
3.10%, 6/15/2041	275,000	209,349
4.20%, 9/1/2048	504,000	407,862
4.20%, 4/1/2050	294,000	234,838
4.75%, 9/15/2052	226,000	197,040
5.70%, 3/15/2054	465,000	463,410
5.80%, 3/15/2055	482,000	485,070
Entergy Mississippi LLC:
3.50%, 6/1/2051	314,000	218,541
3.85%, 6/1/2049	191,000	146,083
5.80%, 4/15/2055	380,000	382,497
5.85%, 6/1/2054	220,000	221,828
Entergy Texas, Inc.:
3.55%, 9/30/2049	353,000	252,363
4.50%, 3/30/2039	191,000	177,506
5.00%, 9/15/2052	296,000	263,304
5.55%, 9/15/2054	281,000	272,741
5.80%, 9/1/2053	286,000	285,374
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	245,000	166,860
3.45%, 4/15/2050	120,000	84,605
4.10%, 4/1/2043	225,000	186,656
4.13%, 3/1/2042	296,000	249,019
4.25%, 12/1/2045	211,000	175,447
5.70%, 3/15/2053	201,000	199,384
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	227,000	181,732
4.20%, 6/15/2047	246,000	199,432
4.20%, 3/15/2048	256,000	209,428
5.30%, 10/1/2041	55,000	54,457
Exelon Corp.:
4.10%, 3/15/2052	90,000	69,462
4.45%, 4/15/2046	317,000	266,388
4.70%, 4/15/2050	414,000	354,562
5.10%, 6/15/2045	288,000	266,538
5.60%, 3/15/2053	624,000	605,043
5.88%, 3/15/2055	325,000	326,037
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	429,000	378,082
Florida Power & Light Co.:
2.88%, 12/4/2051	364,000	232,163
3.15%, 10/1/2049	460,000	315,128
3.70%, 12/1/2047	438,000	336,888
Security Description	Principal Amount	Value
3.80%, 12/15/2042	$316,000	$259,578
3.95%, 3/1/2048	571,000	456,452
3.99%, 3/1/2049	394,000	312,871
4.05%, 6/1/2042	378,000	322,748
4.05%, 10/1/2044	341,000	284,636
4.13%, 2/1/2042	342,000	297,718
4.13%, 6/1/2048	366,000	298,879
4.70%, 2/15/2036	125,000	123,906
5.25%, 2/1/2041	204,000	203,500
5.30%, 4/1/2053	508,000	488,015
5.60%, 6/15/2054	544,000	546,943
5.60%, 2/15/2066	125,000	123,448
5.65%, 2/1/2037	210,000	224,438
5.69%, 3/1/2040	256,000	269,409
5.70%, 3/15/2055	567,000	575,720
5.80%, 3/15/2065	407,000	416,178
5.95%, 2/1/2038	257,000	279,138
5.96%, 4/1/2039	246,000	265,311
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	297,000	222,025
4.30%, 3/15/2042	195,000	170,703
4.30%, 3/15/2043	286,000	247,567
Series 2010-C, 4.75%, 9/1/2040	259,000	246,078
5.13%, 5/15/2052 (b)	520,000	485,228
5.50%, 10/1/2055 (b)	850,000	828,401
Iberdrola International BV 6.75%, 7/15/2036 (b)	234,000	267,336
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	253,000	207,156
Series MTN, 5.50%, 3/15/2053	216,000	211,088
Series MTN, 5.70%, 3/15/2055	254,000	253,149
Series MTN, 5.80%, 4/1/2054	208,000	211,382
Indiana Michigan Power Co.:
3.25%, 5/1/2051	282,000	187,651
Series L, 3.75%, 7/1/2047	209,000	157,858
4.25%, 8/15/2048	318,000	257,380
Series K, 4.55%, 3/15/2046	264,000	229,244
5.63%, 4/1/2053	310,000	307,746
Series H, 6.05%, 3/15/2037	215,000	234,492
Interstate Power & Light Co.:
3.70%, 9/15/2046	142,000	106,108
5.45%, 9/30/2054	228,000	216,128
5.60%, 10/1/2055	240,000	233,090
6.25%, 7/15/2039	167,000	178,538
ITC Holdings Corp. 5.30%, 7/1/2043	179,000	172,787
Jersey Central Power & Light Co.:
5.15%, 1/15/2036 (a)	600,000	606,546
6.15%, 6/1/2037	21,000	22,720

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$86,087	$84,008
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	558,994	536,025
Kentucky Utilities Co.:
3.30%, 6/1/2050	440,000	303,745
4.38%, 10/1/2045	421,000	356,297
5.13%, 11/1/2040	264,000	259,190
5.85%, 8/15/2055	465,000	469,566
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	335,000	273,980
5.85%, 8/15/2055	418,000	421,812
MidAmerican Energy Co.:
3.65%, 8/1/2048	30,000	22,489
3.95%, 8/1/2047	70,000	55,528
4.25%, 5/1/2046	110,000	92,116
4.25%, 7/15/2049	440,000	360,703
4.40%, 10/15/2044	215,000	185,395
4.80%, 9/15/2043	230,000	208,893
5.30%, 2/1/2055	358,000	339,266
5.50%, 11/15/2056	510,000	499,448
Series MTN, 5.75%, 11/1/2035	51,000	54,351
Series MTN, 5.80%, 10/15/2036	110,000	118,548
5.85%, 9/15/2054	464,000	477,632
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	140,000	91,749
Series 12-A, 4.25%, 3/15/2042	373,000	320,194
National Rural Utilities Cooperative Finance Corp. 4.40%, 11/1/2048 (b)	287,000	242,191
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050 (b)	229,000	149,106
Series GG, 5.90%, 5/1/2053	233,000	234,046
6.00%, 3/15/2054	331,000	339,159
Series N, 6.65%, 4/1/2036	67,000	75,331
Series R, 6.75%, 7/1/2037	136,000	152,551
NextEra Energy Capital Holdings, Inc.:
3.00%, 1/15/2052	3,000	1,904
5.25%, 2/28/2053	80,000	74,515
5.90%, 3/15/2055	415,000	420,623
Northern States Power Co.:
2.90%, 3/1/2050	3,000	1,968
3.40%, 8/15/2042	142,000	111,189
3.60%, 9/15/2047	79,000	59,399
5.10%, 5/15/2053	493,000	458,105
5.35%, 11/1/2039	155,000	157,359
5.40%, 3/15/2054	300,000	291,009
Security Description	Principal Amount	Value
5.65%, 6/15/2054	$280,000	$282,498
5.65%, 5/15/2055	393,000	394,965
6.20%, 7/1/2037	161,000	177,008
6.25%, 6/1/2036	161,000	177,512
NorthWestern Corp. 4.18%, 11/15/2044	339,000	280,143
NSTAR Electric Co.:
4.40%, 3/1/2044	93,000	80,214
4.55%, 6/1/2052	308,000	260,947
4.95%, 9/15/2052	300,000	270,807
5.50%, 3/15/2040	139,000	140,561
Oglethorpe Power Corp.:
3.75%, 8/1/2050	127,000	90,959
4.50%, 4/1/2047	856,000	716,395
5.05%, 10/1/2048	229,000	204,330
5.25%, 9/1/2050	191,000	172,477
5.38%, 11/1/2040	153,000	151,418
5.80%, 6/1/2054	122,000	119,194
5.90%, 2/1/2055	208,000	205,962
5.95%, 11/1/2039	222,000	232,072
6.20%, 12/1/2053	215,000	221,128
Ohio Edison Co. 6.88%, 7/15/2036	65,000	74,263
Ohio Power Co.:
4.00%, 6/1/2049	318,000	244,863
4.15%, 4/1/2048	271,000	214,160
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	99,000	76,986
4.15%, 4/1/2047	219,000	177,083
5.60%, 4/1/2053	422,000	414,189
5.80%, 4/1/2055	250,000	252,525
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	296,000	196,648
3.70%, 5/15/2050	300,000	220,566
3.75%, 4/1/2045	283,000	221,269
3.80%, 9/30/2047	301,000	230,641
3.80%, 6/1/2049	180,000	135,995
4.10%, 11/15/2048	228,000	182,975
4.55%, 12/1/2041	205,000	185,734
4.60%, 6/1/2052	206,000	173,821
4.95%, 9/15/2052	520,000	463,538
5.25%, 9/30/2040	160,000	158,408
5.30%, 6/1/2042	117,000	113,935
5.35%, 10/1/2052	185,000	175,326
5.55%, 6/15/2054	436,000	423,870
5.80%, 4/1/2055 (a)	401,000	403,871
7.50%, 9/1/2038	146,000	174,654
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	475,000	360,283
3.50%, 8/1/2050	100,000	67,582
3.75%, 8/15/2042	234,000	177,016
3.95%, 12/1/2047	388,000	288,847
4.00%, 12/1/2046	418,000	313,408
4.20%, 6/1/2041	262,000	218,228

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2046	$252,000	$197,296
4.30%, 3/15/2045	337,000	267,716
4.45%, 4/15/2042	236,000	195,144
4.50%, 7/1/2040	1,021,000	890,700
4.60%, 6/15/2043	240,000	200,508
4.75%, 2/15/2044	435,000	367,993
4.95%, 7/1/2050	1,285,000	1,088,061
5.25%, 3/1/2052	368,000	321,238
5.90%, 10/1/2054	425,000	407,753
6.10%, 10/15/2055	750,000	737,505
6.15%, 3/1/2055	460,000	456,329
6.70%, 4/1/2053	346,000	366,165
6.75%, 1/15/2053	778,000	828,298
PacifiCorp:
2.90%, 6/15/2052	585,000	343,278
3.30%, 3/15/2051	359,000	229,390
4.10%, 2/1/2042	287,000	227,318
4.13%, 1/15/2049	330,000	246,117
4.15%, 2/15/2050	386,000	285,833
5.35%, 12/1/2053	575,000	504,039
5.50%, 5/15/2054	610,000	545,639
5.75%, 4/1/2037	705,000	715,991
5.80%, 1/15/2055	786,000	733,519
6.00%, 1/15/2039	376,000	382,035
6.10%, 8/1/2036	181,000	187,800
6.25%, 10/15/2037	303,000	316,441
6.35%, 7/15/2038	190,000	198,831
7.70%, 11/15/2031	1,000	1,137
PECO Energy Co.:
3.70%, 9/15/2047	215,000	164,288
3.90%, 3/1/2048	257,000	201,778
4.15%, 10/1/2044	208,000	173,975
4.38%, 8/15/2052	263,000	217,141
4.60%, 5/15/2052	40,000	34,028
5.25%, 9/15/2054	405,000	383,519
5.65%, 9/15/2055	428,000	427,255
Potomac Electric Power Co.:
4.15%, 3/15/2043	363,000	306,884
5.50%, 3/15/2054	269,000	259,970
6.50%, 11/15/2037	220,000	247,053
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	88,000	71,106
4.13%, 6/15/2044	134,000	112,229
4.15%, 10/1/2045	110,000	92,246
4.15%, 6/15/2048	72,000	59,293
4.75%, 7/15/2043	191,000	174,526
5.25%, 5/15/2053	230,000	220,743
5.55%, 8/15/2055	353,000	351,447
6.25%, 5/15/2039	135,000	148,068
Progress Energy, Inc. 6.00%, 12/1/2039	243,000	257,245
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	30,000	18,087
Series 34, 3.20%, 3/1/2050	90,000	61,232
Security Description	Principal Amount	Value
3.60%, 9/15/2042	$391,000	$307,881
3.80%, 6/15/2047	292,000	223,564
4.05%, 9/15/2049	317,000	248,043
4.10%, 6/15/2048	216,000	171,705
4.30%, 3/15/2044	238,000	201,722
Series 39, 4.50%, 6/1/2052	305,000	254,513
5.25%, 4/1/2053	522,000	486,420
5.75%, 5/15/2054	411,000	411,830
5.85%, 5/15/2055	627,000	637,045
Series 17, 6.25%, 9/1/2037	209,000	228,000
6.50%, 8/1/2038	203,000	226,363
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	135,000	99,141
5.15%, 1/15/2053	248,000	229,663
Public Service Co. of Oklahoma 5.45%, 1/15/2036 (b)	368,000	377,564
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	184,000	138,039
Series MTN, 3.65%, 9/1/2042	52,000	41,693
Series MTN, 3.80%, 3/1/2046	127,000	100,245
Series MTN, 3.85%, 5/1/2049	315,000	243,000
Series MTN, 3.95%, 5/1/2042	220,000	185,682
Series MTN, 4.05%, 5/1/2048	137,000	110,488
Series MTN, 4.15%, 11/1/2045	53,000	43,784
Series MTN, 5.13%, 3/15/2053	229,000	214,202
5.30%, 8/1/2054	409,000	391,474
5.45%, 8/1/2053	314,000	307,249
Series MTN, 5.45%, 3/1/2054	454,000	445,093
Series MTN, 5.50%, 3/1/2040	126,000	129,163
Series Q, 5.50%, 3/1/2055	470,000	462,033
Series E, 5.80%, 5/1/2037	56,000	60,305
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	221,000	149,955
4.22%, 6/15/2048	405,000	329,868
4.30%, 5/20/2045	259,000	215,377
5.45%, 6/1/2053	353,000	339,907
5.60%, 9/15/2055	165,000	160,750
5.64%, 4/15/2041 (b)	138,000	137,963
5.69%, 6/15/2054	212,000	210,586
5.76%, 10/1/2039	185,000	193,057
5.80%, 3/15/2040	241,000	249,563
6.27%, 3/15/2037	119,000	130,049

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051	$30,000	$19,085
Series UUU, 3.32%, 4/15/2050	90,000	62,159
3.70%, 3/15/2052	345,000	250,984
Series RRR, 3.75%, 6/1/2047	318,000	242,656
4.10%, 6/15/2049	353,000	279,774
4.15%, 5/15/2048	315,000	253,443
4.50%, 8/15/2040	176,000	160,172
5.35%, 4/1/2053	544,000	514,999
5.55%, 4/15/2054	462,000	449,988
6.00%, 6/1/2039	167,000	178,448
Sempra:
3.80%, 2/1/2038	70,000	60,173
4.00%, 2/1/2048	502,000	383,854
6.00%, 10/15/2039	238,000	248,165
Sierra Pacific Power Co. 5.90%, 3/15/2054	295,000	295,723
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	372	361
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	247,000	151,070
3.45%, 2/1/2052	348,000	231,420
Series C, 3.60%, 2/1/2045	253,000	182,155
3.65%, 2/1/2050	453,000	316,529
Series H, 3.65%, 6/1/2051	181,000	123,896
Series 2013-A, 3.90%, 3/15/2043	255,000	195,809
4.00%, 4/1/2047	706,000	530,764
4.05%, 3/15/2042	240,000	191,170
Series C, 4.13%, 3/1/2048	490,000	372,282
4.50%, 9/1/2040	251,000	219,823
4.65%, 10/1/2043	384,000	326,711
Series B, 4.88%, 3/1/2049	296,000	248,459
Series 2005-E, 5.35%, 7/15/2035	62,000	62,368
Series E, 5.45%, 6/1/2052	211,000	189,921
5.50%, 3/15/2040	234,000	228,723
Series 2006-E, 5.55%, 1/15/2037	176,000	175,988
Series 2006-A, 5.63%, 2/1/2036	1,279,000	1,294,143
5.70%, 3/1/2053	253,000	235,156
5.75%, 4/15/2054	234,000	219,490
5.88%, 12/1/2053	297,000	284,912
5.90%, 3/1/2055	245,000	236,246
Series 2008-A, 5.95%, 2/1/2038	276,000	282,127
6.05%, 3/15/2039	212,000	217,022
6.20%, 9/15/2055	250,000	251,373
Southern Co.:
4.25%, 7/1/2036	200,000	187,326
Security Description	Principal Amount	Value
4.40%, 7/1/2046	$522,000	$441,111
Southern Power Co.:
Series F, 4.95%, 12/15/2046	332,000	296,652
5.15%, 9/15/2041	303,000	292,022
5.25%, 7/15/2043	199,000	189,902
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	322,000	240,144
Series J, 3.90%, 4/1/2045	264,000	204,732
6.20%, 3/15/2040	171,000	181,752
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	282,000	186,289
3.40%, 8/15/2046 (b)	307,000	217,503
3.70%, 8/15/2047	376,000	282,425
3.75%, 6/15/2049	279,000	206,435
Series 6, 4.40%, 11/15/2048	252,000	210,281
4.50%, 8/15/2041	350,000	311,832
6.00%, 6/1/2054	386,000	395,426
Tampa Electric Co.:
3.45%, 3/15/2051	120,000	85,385
3.63%, 6/15/2050	232,000	169,434
4.10%, 6/15/2042	242,000	205,061
4.30%, 6/15/2048	192,000	159,030
4.35%, 5/15/2044	181,000	153,964
4.45%, 6/15/2049	225,000	188,071
5.00%, 7/15/2052 (b)	196,000	177,986
Toledo Edison Co. 6.15%, 5/15/2037	154,000	167,540
Tucson Electric Power Co.:
4.00%, 6/15/2050	241,000	184,191
4.85%, 12/1/2048	205,000	181,245
5.50%, 4/15/2053	224,000	215,430
5.90%, 4/15/2055 (b)	240,000	244,651
Union Electric Co.:
3.25%, 10/1/2049	336,000	229,800
3.65%, 4/15/2045	256,000	198,697
3.90%, 9/15/2042	383,000	314,504
3.90%, 4/1/2052	100,000	76,434
4.00%, 4/1/2048	333,000	264,882
5.13%, 3/15/2055	373,000	342,254
5.25%, 1/15/2054	245,000	228,953
5.30%, 8/1/2037	69,000	70,332
5.45%, 3/15/2053	328,000	316,992
8.45%, 3/15/2039	230,000	297,744
Virginia Electric & Power Co.:
2.95%, 11/15/2051	40,000	25,220
3.30%, 12/1/2049	330,000	227,604
Series B, 3.80%, 9/15/2047	354,000	271,405
4.00%, 1/15/2043	361,000	295,962
Series C, 4.00%, 11/15/2046	396,000	315,002
Series B, 4.20%, 5/15/2045	296,000	245,363
4.45%, 2/15/2044	407,000	352,079

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 12/1/2048	$431,000	$369,621
Series C, 4.63%, 5/15/2052	298,000	251,098
Series D, 4.65%, 8/15/2043	382,000	342,944
5.35%, 1/15/2054	264,000	247,500
5.45%, 4/1/2053	463,000	441,637
5.55%, 8/15/2054	351,000	340,909
Series D, 5.60%, 9/15/2055	550,000	535,133
5.65%, 3/15/2055	402,000	394,225
5.70%, 8/15/2053 (b)	328,000	323,408
Series A, 6.00%, 5/15/2037	199,000	214,030
Series B, 6.00%, 1/15/2036	135,000	144,883
6.35%, 11/30/2037	226,000	248,356
8.88%, 11/15/2038	260,000	347,433
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	248,000	205,168
5.05%, 10/1/2054	90,000	82,852
5.70%, 12/1/2036	184,000	196,483
Wisconsin Power & Light Co.:
5.70%, 12/15/2055	250,000	245,573
6.38%, 8/15/2037	167,000	183,099
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	50,000	34,816
3.67%, 12/1/2042	235,000	186,849
4.75%, 11/1/2044	372,000	333,900
Xcel Energy, Inc. 6.50%, 7/1/2036	172,000	188,658
		148,242,297
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042 (b)	371,000	330,279
Emerson Electric Co.:
2.75%, 10/15/2050	220,000	140,063
2.80%, 12/21/2051	507,000	323,045
5.25%, 11/15/2039	206,000	210,299
6.13%, 4/15/2039	62,000	67,751
		1,071,437
ELECTRONICS — 0.5%
Amphenol Corp.:
4.63%, 2/15/2036	500,000	490,305
5.30%, 11/15/2055	1,065,000	1,018,587
5.38%, 11/15/2054	346,000	336,077
Fortive Corp. 4.30%, 6/15/2046	417,000	344,146
Honeywell International, Inc.:
2.80%, 6/1/2050	369,000	241,300
3.81%, 11/21/2047	267,000	208,821
5.25%, 3/1/2054	967,000	914,095
5.35%, 3/1/2064	338,000	321,049
5.38%, 3/1/2041	169,000	174,388
5.70%, 3/15/2036	150,000	159,537
5.70%, 3/15/2037	164,000	173,824
Security Description	Principal Amount	Value
Tyco Electronics Group SA 7.13%, 10/1/2037	$616,000	$726,935
		5,109,064
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052 (b)	267,000	208,281
Republic Services, Inc.:
3.05%, 3/1/2050	363,000	245,900
5.70%, 5/15/2041	199,000	209,125
6.20%, 3/1/2040	184,000	203,101
Waste Connections, Inc.:
2.95%, 1/15/2052	50,000	32,375
3.05%, 4/1/2050	760,000	508,501
Waste Management, Inc.:
2.50%, 11/15/2050	250,000	149,497
2.95%, 6/1/2041	125,000	95,315
4.10%, 3/1/2045	245,000	206,947
4.15%, 7/15/2049	336,000	278,148
5.35%, 10/15/2054	737,000	717,779
		2,854,969
FOOD — 1.9%
Campbell's Co.:
3.13%, 4/24/2050	213,000	139,215
4.80%, 3/15/2048	440,000	381,084
5.25%, 10/13/2054	270,000	245,481
Conagra Brands, Inc.:
5.30%, 11/1/2038	972,000	928,872
5.40%, 11/1/2048 (b)	446,000	400,245
Flowers Foods, Inc. 6.20%, 3/15/2055 (b)	1,238,000	1,163,460
General Mills, Inc.:
3.00%, 2/1/2051 (b)	17,000	10,999
4.15%, 2/15/2043	231,000	193,100
4.70%, 4/17/2048 (b)	176,000	154,218
5.40%, 6/15/2040	707,000	710,054
Hershey Co.:
2.65%, 6/1/2050	230,000	141,514
3.13%, 11/15/2049	298,000	204,062
3.38%, 8/15/2046	40,000	29,598
Hormel Foods Corp. 3.05%, 6/3/2051	466,000	305,114
Ingredion, Inc. 3.90%, 6/1/2050 (b)	120,000	90,498
J.M. Smucker Co.:
4.38%, 3/15/2045	228,000	190,795
6.50%, 11/15/2043	473,000	507,543
6.50%, 11/15/2053 (b)	454,000	491,255
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
6.50%, 12/1/2052	1,311,000	1,347,039
7.25%, 11/15/2053	570,000	635,653

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (a)	$428,000	$434,347
6.25%, 3/1/2056 (a)	557,000	554,950
6.38%, 4/15/2066 (a)	453,000	450,142
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (a)	315,000	320,796
Kellanova:
4.50%, 4/1/2046	258,000	227,412
5.75%, 5/16/2054	307,000	307,967
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	190,000	197,121
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,413,000	1,168,297
4.63%, 10/1/2039	66,000	60,370
4.88%, 10/1/2049	879,000	756,977
5.00%, 6/4/2042	655,000	600,949
5.20%, 7/15/2045	745,000	683,106
5.50%, 6/1/2050	346,000	323,725
6.50%, 2/9/2040	307,000	330,771
6.88%, 1/26/2039 (b)	392,000	438,217
Kroger Co.:
3.95%, 1/15/2050	20,000	15,308
4.45%, 2/1/2047	379,000	319,258
4.65%, 1/15/2048	172,000	147,858
5.00%, 4/15/2042	117,000	109,059
5.15%, 8/1/2043	146,000	137,217
5.40%, 7/15/2040	189,000	188,618
5.40%, 1/15/2049	281,000	268,375
5.50%, 9/15/2054	1,244,000	1,186,851
5.65%, 9/15/2064	858,000	817,846
6.90%, 4/15/2038	113,000	129,769
McCormick & Co., Inc. 4.20%, 8/15/2047	185,000	150,511
Sysco Corp.:
3.15%, 12/14/2051	40,000	26,660
3.30%, 2/15/2050	153,000	106,537
4.45%, 3/15/2048	191,000	161,985
4.50%, 4/1/2046	206,000	176,847
4.85%, 10/1/2045	245,000	221,309
6.60%, 4/1/2040	263,000	290,770
6.60%, 4/1/2050 (b)	697,000	766,456
Tyson Foods, Inc.:
4.55%, 6/2/2047	360,000	309,265
5.10%, 9/28/2048	633,000	583,189
5.15%, 8/15/2044	165,000	154,801
		21,393,435
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	510,000	456,516
Security Description	Principal Amount	Value
Georgia-Pacific LLC:
7.75%, 11/15/2029	$85,000	$95,917
8.88%, 5/15/2031	26,000	31,532
International Paper Co.:
4.35%, 8/15/2048 (b)	725,000	586,365
4.80%, 6/15/2044	263,000	231,871
5.15%, 5/15/2046	199,000	182,744
6.00%, 11/15/2041	227,000	235,331
7.30%, 11/15/2039	209,000	243,962
		2,064,238
GAS — 0.8%
Atmos Energy Corp.:
2.85%, 2/15/2052	50,000	31,052
3.38%, 9/15/2049	210,000	147,811
4.13%, 10/15/2044 (b)	197,000	166,311
4.13%, 3/15/2049	387,000	310,215
4.15%, 1/15/2043	138,000	117,366
4.30%, 10/1/2048	419,000	347,481
5.00%, 12/15/2054 (b)	324,000	294,947
5.45%, 1/15/2056	315,000	305,106
5.50%, 6/15/2041	151,000	154,841
5.75%, 10/15/2052 (b)	386,000	390,555
6.20%, 11/15/2053	411,000	444,114
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	130,000	135,271
NiSource, Inc.:
3.95%, 3/30/2048	255,000	198,976
4.38%, 5/15/2047	306,000	254,032
4.80%, 2/15/2044	310,000	279,053
5.00%, 6/15/2052	170,000	150,802
5.25%, 2/15/2043	156,000	149,752
5.65%, 2/1/2045	347,000	345,085
5.85%, 4/1/2055	883,000	880,722
5.95%, 6/15/2041	158,000	163,399
ONE Gas, Inc.:
4.50%, 11/1/2048	169,000	144,140
4.66%, 2/1/2044	402,000	356,900
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	20,000	13,758
3.64%, 11/1/2046	91,000	67,994
4.65%, 8/1/2043	130,000	115,957
5.05%, 5/15/2052	85,000	76,075
Southern California Gas Co.:
3.75%, 9/15/2042	135,000	108,049
Series WW, 3.95%, 2/15/2050	210,000	161,490
Series UU, 4.13%, 6/1/2048	352,000	281,160
Series VV, 4.30%, 1/15/2049	253,000	206,764
Series MM, 5.13%, 11/15/2040	30,000	29,550
5.60%, 4/1/2054	223,000	218,895

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/1/2053	$423,000	$421,168
6.00%, 6/15/2055	380,000	390,712
6.35%, 11/15/2052 (b)	118,000	127,756
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	169,000	132,581
4.40%, 6/1/2043	137,000	117,454
4.40%, 5/30/2047	151,000	125,874
5.88%, 3/15/2041	278,000	287,524
Southwest Gas Corp.:
3.80%, 9/29/2046	153,000	116,202
4.15%, 6/1/2049	153,000	120,295
Spire Missouri, Inc. 3.30%, 6/1/2051	222,000	150,203
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	144,000	105,078
Series K, 3.80%, 9/15/2046	187,000	145,353
		9,287,823
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	441,000	299,483
4.10%, 3/1/2048	190,000	156,423
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (b)	507,000	301,062
4.85%, 11/15/2048	221,000	194,244
5.20%, 9/1/2040	182,000	177,317
		1,128,529
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
4.75%, 11/30/2036	623,000	626,333
4.75%, 4/15/2043	234,000	221,317
4.90%, 11/30/2046	1,204,000	1,133,855
5.30%, 5/27/2040	257,000	265,530
6.00%, 4/1/2039	164,000	180,292
6.15%, 11/30/2037	102,000	114,110
Baxter International, Inc.:
3.13%, 12/1/2051 (b)	469,000	294,701
3.50%, 8/15/2046	241,000	170,773
Boston Scientific Corp.:
4.55%, 3/1/2039	138,000	131,499
4.70%, 3/1/2049 (b)	390,000	350,095
7.38%, 1/15/2040	251,000	309,988
Danaher Corp. 4.38%, 9/15/2045	1,478,000	1,291,210
DH Europe Finance II SARL:
3.25%, 11/15/2039	251,000	205,850
3.40%, 11/15/2049	428,000	308,190
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052 (b)	367,000	400,320
Koninklijke Philips NV:
5.00%, 3/15/2042	373,000	343,835
6.88%, 3/11/2038	191,000	214,757
Security Description	Principal Amount	Value
Medtronic, Inc.:
4.00%, 4/1/2043	$70,000	$59,446
4.63%, 3/15/2045 (b)	677,000	620,017
Revvity, Inc. 3.63%, 3/15/2051	30,000	21,349
Solventum Corp. 5.90%, 4/30/2054 (b)	780,000	785,171
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	271,000	200,892
Stryker Corp.:
4.10%, 4/1/2043	301,000	255,486
4.38%, 5/15/2044	214,000	185,416
4.63%, 3/15/2046	213,000	190,360
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	345,000	255,407
4.10%, 8/15/2047	244,000	202,881
4.89%, 10/7/2037	440,000	437,501
5.30%, 2/1/2044	300,000	295,545
5.40%, 8/10/2043	228,000	229,334
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	104,000	90,712
5.75%, 11/30/2039	130,000	134,631
		10,526,803
HEALTH CARE SERVICES — 6.0%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	352,000	218,772
Adventist Health System 3.63%, 3/1/2049	335,000	228,333
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050 (b)	210,000	137,516
3.39%, 10/15/2049	305,000	218,090
4.27%, 8/15/2048	270,000	226,176
Aetna, Inc.:
3.88%, 8/15/2047	245,000	183,694
4.50%, 5/15/2042	422,000	362,076
4.75%, 3/15/2044	240,000	209,947
6.63%, 6/15/2036	209,000	230,090
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	301,000	186,792
5.02%, 7/1/2045	280,000	258,625
Allina Health System:
Series 2021, 2.90%, 11/15/2051	155,000	98,306
Series 2019, 3.89%, 4/15/2049	301,000	234,298
Ascension Health:
Series B, 3.11%, 11/15/2039	135,000	107,573
3.95%, 11/15/2046	751,000	610,495
4.85%, 11/15/2053	244,000	220,081

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Banner Health:
2.91%, 1/1/2042	$213,000	$156,666
2.91%, 1/1/2051	221,000	141,637
Series 2020, 3.18%, 1/1/2050	238,000	162,968
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	134,000	78,323
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	235,000	167,870
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	400,000	307,188
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	456,000	288,789
3.97%, 11/15/2046	115,000	93,050
4.19%, 11/15/2045	275,000	231,586
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (b)	220,000	143,656
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	120,000	82,267
Children's Health System of Texas 2.51%, 8/15/2050	397,000	233,817
Children's Hospital Series 2020, 2.93%, 7/15/2050 (b)	186,000	119,751
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	252,000	153,423
Series 2017, 4.12%, 1/1/2047	226,000	188,622
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	216,000	188,445
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	412,000	256,577
Cigna Group:
3.20%, 3/15/2040	342,000	270,419
3.40%, 3/15/2050	94,000	65,773
3.40%, 3/15/2051	133,000	92,391
3.88%, 10/15/2047	378,000	291,158
4.80%, 8/15/2038	596,000	571,439
4.80%, 7/15/2046	342,000	303,775
4.90%, 12/15/2048	1,579,000	1,407,568
5.25%, 1/15/2036	750,000	763,020
5.60%, 2/15/2054	889,000	863,726
Security Description	Principal Amount	Value
6.00%, 1/15/2056	$480,000	$493,848
6.13%, 11/15/2041	386,000	408,400
City of Hope:
Series 2018, 4.38%, 8/15/2048	229,000	187,333
Series 2013, 5.62%, 11/15/2043	85,000	83,923
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	345,000	292,708
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	337,000	252,056
3.91%, 10/1/2050	172,000	128,666
4.19%, 10/1/2049	534,000	419,201
4.35%, 11/1/2042	475,000	413,559
5.55%, 12/1/2054	250,000	238,572
5.58%, 9/1/2045	245,000	239,637
5.66%, 9/1/2055	345,000	334,277
6.46%, 11/1/2052	90,000	96,848
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	196,000	125,113
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	303,000	217,784
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	417,000	293,259
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	221,000	172,234
Dignity Health:
4.50%, 11/1/2042 (b)	101,000	87,634
5.27%, 11/1/2064	132,000	118,479
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	317,000	255,324
Elevance Health, Inc.:
3.60%, 3/15/2051	230,000	164,029
3.70%, 9/15/2049	205,000	150,868
4.38%, 12/1/2047	493,000	409,653
4.55%, 5/15/2052	133,000	110,036
4.63%, 5/15/2042	299,000	268,729
4.65%, 1/15/2043	369,000	330,731
4.65%, 8/15/2044	282,000	248,521
5.00%, 1/15/2036 (b)	465,000	462,615
5.10%, 1/15/2044	120,000	113,077
5.13%, 2/15/2053	421,000	380,243
5.65%, 6/15/2054	467,000	454,148
5.70%, 2/15/2055 (b)	835,000	815,127
5.70%, 9/15/2055 (b)	750,000	736,252
5.85%, 1/15/2036	205,000	217,564
5.85%, 11/1/2064	510,000	500,718
6.10%, 10/15/2052	336,000	346,305

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 6/15/2037	$100,000	$108,721
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	135,000	103,056
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052 (b)	74,000	66,786
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	204,000	148,141
Series 2020, 2.88%, 9/1/2050	284,000	181,396
4.21%, 7/1/2048	307,000	252,446
4.50%, 7/1/2057	1,000	841
Hartford HealthCare Corp. 3.45%, 7/1/2054	87,000	61,864
HCA, Inc.:
3.50%, 7/15/2051	60,000	40,756
4.38%, 3/15/2042	382,000	326,148
4.63%, 3/15/2052	1,118,000	912,176
5.13%, 6/15/2039	251,000	242,396
5.25%, 6/15/2049	305,000	276,092
5.50%, 6/15/2047	875,000	827,382
5.70%, 11/15/2055	475,000	453,525
5.90%, 6/1/2053	638,000	625,227
5.95%, 9/15/2054 (b)	633,000	626,189
6.00%, 4/1/2054	816,000	812,165
6.10%, 4/1/2064	370,000	367,362
6.20%, 3/1/2055	718,000	732,906
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052 (b)	425,000	322,439
Humana, Inc.:
3.95%, 8/15/2049	206,000	152,623
4.63%, 12/1/2042	177,000	152,335
4.80%, 3/15/2047	152,000	128,983
4.95%, 10/1/2044	256,000	226,020
5.50%, 3/15/2053	353,000	321,463
5.75%, 4/15/2054	472,000	444,884
6.00%, 5/1/2055 (b)	385,000	374,944
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	150,000	94,507
3.97%, 11/1/2048	351,000	280,481
Inova Health System Foundation 4.07%, 5/15/2052	208,000	165,599
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	142,000	102,770
Iowa Health System Series 2020, 3.67%, 2/15/2050	240,000	178,646
Security Description	Principal Amount	Value
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	$489,000	$390,017
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	477,000	354,797
Series 2021, 3.00%, 6/1/2051	722,000	471,661
Series 2019, 3.27%, 11/1/2049	619,000	432,118
4.15%, 5/1/2047	868,000	723,035
4.88%, 4/1/2042	284,000	268,181
Laboratory Corp. of America Holdings 4.70%, 2/1/2045 (b)	280,000	249,206
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	349,000	239,927
Series 2020, 3.34%, 7/1/2060	283,000	185,410
Series 2017, 3.77%, 7/1/2048	198,000	152,955
Series 2015, 4.12%, 7/1/2055	149,000	121,274
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	280,000	179,371
Series 2012-B, 3.77%, 11/15/2043	261,000	213,950
Series 2013, 4.00%, 11/15/2047	115,000	91,892
Series 2016, 4.13%, 11/15/2052	171,000	136,817
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	238,000	200,413
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	244,000	179,245
Memorial Health Services 3.45%, 11/1/2049	323,000	230,137
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	330,000	216,061
4.13%, 7/1/2052 (b)	228,000	183,353
Series 2015, 4.20%, 7/1/2055 (b)	246,000	199,073
5.00%, 7/1/2042	247,000	238,335
Methodist Hospital Series 20A, 2.71%, 12/1/2050	446,000	275,079
Montefiore Obligated Group:
4.29%, 9/1/2050	315,000	220,856
Series 18-C, 5.25%, 11/1/2048	216,000	179,213

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	$306,000	$228,787
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	235,000	149,021
Series 2019, 3.74%, 7/1/2049	225,000	156,467
MyMichigan Health Series 2020, 3.41%, 6/1/2050	253,000	176,042
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052 (b)	286,000	246,658
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	88,642
2.61%, 8/1/2060 (b)	319,000	176,394
Series 2019, 3.95%, 8/1/2119	225,000	154,316
4.02%, 8/1/2045	383,000	316,779
4.06%, 8/1/2056	214,000	166,931
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	330,000	243,758
3.98%, 11/1/2046	145,000	113,882
4.26%, 11/1/2047	417,000	342,591
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	262,000	162,188
Novant Health, Inc.:
2.64%, 11/1/2036	110,000	87,756
3.17%, 11/1/2051	506,000	335,007
3.32%, 11/1/2061	230,000	147,023
NYU Langone Hospitals:
4.37%, 7/1/2047	318,000	278,027
4.78%, 7/1/2044	300,000	273,309
Series 13-A, 5.75%, 7/1/2043	285,000	291,857
OhioHealth Corp.:
2.83%, 11/15/2041	110,000	81,395
Series 2020, 3.04%, 11/15/2050	256,000	175,826
Orlando Health Obligated Group:
3.33%, 10/1/2050	236,000	169,439
4.09%, 10/1/2048	238,000	192,580
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	269,000	176,642
Series 2018, 4.79%, 11/15/2048	84,000	72,399
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	281,000	199,583
2.86%, 1/1/2052	230,000	144,893
Security Description	Principal Amount	Value
Presbyterian Healthcare Services 4.88%, 8/1/2052	$268,000	$237,796
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (b)	341,000	202,213
Series I, 3.74%, 10/1/2047	245,000	186,180
Series A, 3.93%, 10/1/2048	212,000	164,542
Queen's Health Systems 4.81%, 7/1/2052	169,000	151,174
Quest Diagnostics, Inc. 4.70%, 3/30/2045	130,000	116,776
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051 (b)	233,000	156,245
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	10,000	6,182
Sentara Health Series 2021, 2.93%, 11/1/2051	235,000	150,362
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	252,000	154,970
Stanford Health Care:
3.03%, 8/15/2051	239,000	156,751
Series 2018, 3.80%, 11/15/2048	373,000	289,784
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	131,992
Series 20A, 3.36%, 8/15/2050	371,000	260,438
Series 2018, 4.09%, 8/15/2048	337,000	274,109
5.55%, 8/15/2053 (b)	130,000	128,924
Texas Health Resources:
2.33%, 11/15/2050	70,000	40,120
4.33%, 11/15/2055	208,000	174,160
Toledo Hospital AGM, 5.75%, 11/15/2038	86,000	87,009
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	3,000	2,203
Series 2019, 3.43%, 12/1/2048	98,000	73,632
4.13%, 12/1/2045	383,000	320,027
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052 (b)	273,000	255,419
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	296,000	221,526
2.90%, 5/15/2050	420,000	268,338
3.05%, 5/15/2041	10,000	7,580
3.13%, 5/15/2060	375,000	226,785

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/15/2051	$30,000	$20,281
3.50%, 8/15/2039	267,000	222,486
3.70%, 8/15/2049	500,000	371,025
3.75%, 10/15/2047	624,000	476,430
3.88%, 8/15/2059	508,653	365,269
3.95%, 10/15/2042	171,000	141,579
4.20%, 1/15/2047	517,000	423,806
4.25%, 3/15/2043	463,000	397,513
4.25%, 4/15/2047	501,000	413,150
4.25%, 6/15/2048	714,000	584,066
4.38%, 3/15/2042	388,000	341,335
4.45%, 12/15/2048	532,000	447,274
4.63%, 11/15/2041	844,000	773,349
4.75%, 7/15/2045	1,111,000	999,700
4.75%, 5/15/2052	893,000	772,088
4.95%, 5/15/2062	345,000	298,991
5.05%, 4/15/2053	1,143,000	1,033,272
5.20%, 4/15/2063	807,000	723,314
5.38%, 4/15/2054	931,000	879,627
5.50%, 7/15/2044	370,000	367,169
5.50%, 4/15/2064	454,000	427,078
5.63%, 7/15/2054	1,425,000	1,399,150
5.70%, 10/15/2040	110,000	114,148
5.75%, 7/15/2064	1,042,000	1,017,982
5.80%, 3/15/2036	281,000	299,692
5.88%, 2/15/2053	1,120,000	1,130,842
5.95%, 2/15/2041	119,000	125,242
5.95%, 6/15/2055	1,413,000	1,453,666
6.05%, 2/15/2063	750,000	766,897
6.50%, 6/15/2037	193,000	215,994
6.63%, 11/15/2037	200,000	225,416
6.88%, 2/15/2038	194,000	224,326
UPMC 5.38%, 5/15/2043	303,000	294,689
WakeMed Series A, 3.29%, 10/1/2052 (b)	209,000	143,598
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050 (b)	243,000	152,937
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	233,000	146,310
Series 2018, 4.81%, 9/1/2048	283,000	248,913
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	240,000	141,142
		66,739,059
HOME BUILDERS — 0.0% *
Sekisui House U.S., Inc. 6.00%, 1/15/2043	116,000	108,473
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2051	$259,000	$170,386
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	14,000	11,049
Series MTN, 4.00%, 8/15/2045 (b)	68,000	57,705
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	311,000	206,638
4.15%, 3/15/2047	241,000	193,617
4.38%, 6/15/2045	234,000	197,316
5.15%, 5/15/2053 (b)	348,000	322,777
6.00%, 5/15/2037 (b)	143,000	154,354
Haleon U.S. Capital LLC 4.00%, 3/24/2052	30,000	23,598
Kenvue, Inc. 5.20%, 3/22/2063	340,000	308,815
Procter & Gamble Co.:
3.55%, 3/25/2040 (b)	219,000	190,392
3.60%, 3/25/2050	124,000	94,703
5.55%, 3/5/2037	190,000	205,612
Unilever Capital Corp. 2.63%, 8/12/2051	30,000	18,498
		1,985,074
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047 (b)	53,000	42,189
5.00%, 6/15/2052 (b)	193,000	176,512
Kimberly-Clark Corp.:
3.20%, 7/30/2046	483,000	345,688
3.90%, 5/4/2047	383,000	301,689
5.30%, 3/1/2041	240,000	241,778
6.63%, 8/1/2037	81,000	93,412
		1,201,268
INSURANCE — 3.6%
Aflac, Inc.:
4.00%, 10/15/2046	187,000	150,531
4.75%, 1/15/2049 (b)	304,000	267,982
Alleghany Corp.:
3.25%, 8/15/2051	254,000	171,094
4.90%, 9/15/2044	298,000	272,053
Allstate Corp.:
3.85%, 8/10/2049	86,000	65,666
4.20%, 12/15/2046	254,000	209,382
4.50%, 6/15/2043	139,000	121,778
5.95%, 4/1/2036	313,000	336,390
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	160,000	168,278
American Financial Group, Inc. 4.50%, 6/15/2047	203,000	170,877

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
American International Group, Inc.:
4.38%, 6/30/2050	$601,000	$502,208
4.50%, 7/16/2044	270,000	238,224
4.75%, 4/1/2048	582,000	517,986
4.80%, 7/10/2045	250,000	226,330
Aon Corp. 6.25%, 9/30/2040	629,000	687,604
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	254,000	190,165
Aon Global Ltd.:
4.45%, 5/24/2043 (b)	51,000	44,062
4.60%, 6/14/2044	219,000	191,526
4.75%, 5/15/2045	162,000	144,067
Aon North America, Inc. 5.75%, 3/1/2054 (b)	775,000	772,427
Arch Capital Finance LLC 5.03%, 12/15/2046	217,000	202,507
Arch Capital Group Ltd. 3.64%, 6/30/2050	237,000	176,162
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	422,000	400,849
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	223,000	155,763
5.55%, 2/15/2055	556,000	533,732
5.75%, 3/2/2053	336,000	329,774
5.75%, 7/15/2054	159,000	156,348
6.75%, 2/15/2054	429,000	474,144
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	100,000	70,477
Athene Holding Ltd.:
3.45%, 5/15/2052	210,000	132,898
3.95%, 5/25/2051	348,000	243,593
6.25%, 4/1/2054	504,000	491,844
6.63%, 5/19/2055	529,000	539,077
Berkshire Hathaway Finance Corp.:
3.85%, 3/15/2052	1,149,000	885,511
4.20%, 8/15/2048	829,000	692,538
4.25%, 1/15/2049	647,000	543,681
4.30%, 5/15/2043	236,000	210,035
4.40%, 5/15/2042	213,000	195,745
5.75%, 1/15/2040 (b)	230,422	250,045
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	220,000	206,712
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	347,000	209,189
4.70%, 6/22/2047	465,000	341,877
Brown & Brown, Inc.:
4.95%, 3/17/2052	204,000	178,390
6.25%, 6/23/2055	536,000	557,992
Chubb INA Holdings LLC:
3.05%, 12/15/2061	95,000	58,428
4.15%, 3/13/2043	245,000	211,413
Security Description	Principal Amount	Value
4.35%, 11/3/2045	$414,000	$360,996
6.00%, 5/11/2037	140,000	152,337
Series 1, 6.50%, 5/15/2038	256,000	290,348
6.70%, 5/15/2036	191,000	218,781
Corebridge Financial, Inc.:
4.35%, 4/5/2042	1,536,000	1,312,282
4.40%, 4/5/2052 (b)	402,000	326,183
Equitable Holdings, Inc. 5.00%, 4/20/2048	402,000	360,707
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	335,000	233,478
4.87%, 6/1/2044	287,000	254,078
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055	298,000	298,825
6.35%, 3/22/2054	501,000	518,750
6.50%, 5/20/2055	141,000	149,075
Fidelity National Financial, Inc. 3.20%, 9/17/2051	212,000	134,665
Hartford Insurance Group, Inc.:
3.60%, 8/19/2049	276,000	204,268
4.30%, 4/15/2043	284,000	243,942
4.40%, 3/15/2048	386,000	327,876
5.95%, 10/15/2036	130,000	140,270
6.10%, 10/1/2041	203,000	217,023
Jackson Financial, Inc. 4.00%, 11/23/2051	283,000	197,698
Lincoln National Corp.:
4.35%, 3/1/2048	50,000	39,888
6.30%, 10/9/2037	165,000	177,436
7.00%, 6/15/2040	222,000	249,821
Loews Corp. 4.13%, 5/15/2043	139,000	118,417
Manulife Financial Corp. 5.38%, 3/4/2046	244,000	240,538
Markel Group, Inc.:
3.45%, 5/7/2052	20,000	13,550
4.15%, 9/17/2050	141,000	109,147
4.30%, 11/1/2047	128,000	103,114
5.00%, 4/5/2046	136,000	122,506
5.00%, 5/20/2049	454,000	401,045
6.00%, 5/16/2054	440,000	442,706
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	404,000	332,702
4.35%, 1/30/2047	212,000	179,867
4.75%, 3/15/2039	196,000	189,083
4.90%, 3/15/2049	738,000	668,451
5.35%, 11/15/2044	169,000	165,329
5.40%, 3/15/2055	783,000	754,068
5.45%, 3/15/2053	266,000	258,345
5.45%, 3/15/2054	192,000	185,998
5.70%, 9/15/2053	542,000	545,518
6.25%, 11/1/2052	155,000	167,285
MetLife, Inc.:
4.05%, 3/1/2045	316,000	261,338
4.13%, 8/13/2042	410,434	349,887

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 5/13/2046	$240,000	$214,649
4.72%, 12/15/2044	433,000	391,376
4.88%, 11/13/2043	334,000	311,048
5.00%, 7/15/2052	641,000	586,457
5.25%, 1/15/2054 (b)	645,000	613,692
5.88%, 2/6/2041	279,000	293,455
6.40%, 12/15/2066	427,000	447,902
10.75%, 8/1/2069	93,000	123,740
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	293,000	291,456
Old Republic International Corp. 3.85%, 6/11/2051	321,000	232,526
Principal Financial Group, Inc.:
4.30%, 11/15/2046	206,000	173,246
4.35%, 5/15/2043	270,000	232,057
4.63%, 9/15/2042	291,000	261,664
5.50%, 3/15/2053	63,000	61,456
6.05%, 10/15/2036	167,000	182,257
Progressive Corp.:
3.70%, 1/26/2045	102,000	80,180
3.95%, 3/26/2050	182,000	143,012
4.13%, 4/15/2047	254,000	210,155
4.20%, 3/15/2048	203,000	168,334
4.35%, 4/25/2044 (b)	161,000	140,078
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	117,458
Series MTN, 3.70%, 3/13/2051	676,700	504,345
3.91%, 12/7/2047	564,000	443,998
3.94%, 12/7/2049	511,000	396,061
Series MTN, 4.35%, 2/25/2050	459,000	381,112
Series MTN, 4.42%, 3/27/2048	403,000	338,806
Series MTN, 4.60%, 5/15/2044	460,000	410,311
Series D, 5.70%, 12/14/2036	253,000	268,117
Series D, 6.63%, 12/1/2037	27,000	30,754
Series MTN, 6.63%, 6/21/2040	134,000	152,847
Selective Insurance Group, Inc. 5.38%, 3/1/2049	121,000	111,690
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	196,000	245,084
Travelers Cos., Inc.:
2.55%, 4/27/2050	5,000	3,032
3.05%, 6/8/2051	160,000	106,099
3.75%, 5/15/2046	167,000	131,399
4.00%, 5/30/2047	240,000	194,849
4.05%, 3/7/2048	212,000	171,928
4.10%, 3/4/2049	174,000	141,253
Security Description	Principal Amount	Value
4.30%, 8/25/2045	$276,000	$235,276
4.60%, 8/1/2043	349,000	313,936
5.35%, 11/1/2040	195,000	198,032
5.45%, 5/25/2053	353,000	348,415
5.70%, 7/24/2055	510,000	522,082
Series MTN, 6.25%, 6/15/2037	199,000	221,382
6.75%, 6/20/2036	61,000	70,143
Unum Group:
4.13%, 6/15/2051	255,000	193,193
4.50%, 12/15/2049	208,000	167,654
5.25%, 12/15/2035	165,000	163,866
5.75%, 8/15/2042	189,000	187,696
6.00%, 6/15/2054	210,000	207,724
W.R. Berkley Corp.:
3.55%, 3/30/2052	154,000	108,014
4.00%, 5/12/2050	191,000	146,508
4.75%, 8/1/2044	145,000	130,023
Willis North America, Inc.:
3.88%, 9/15/2049	241,000	179,027
5.05%, 9/15/2048	186,000	166,978
5.15%, 3/15/2036	305,000	305,284
5.90%, 3/5/2054	279,000	278,877
XL Group Ltd. 5.25%, 12/15/2043	283,000	267,483
		39,634,451
INTERNET — 3.2%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	291,000	213,210
3.15%, 2/9/2051 (b)	737,000	501,219
3.25%, 2/9/2061	345,000	223,236
4.00%, 12/6/2037 (b)	842,000	773,571
4.20%, 12/6/2047	795,000	661,527
4.40%, 12/6/2057	385,000	319,415
5.63%, 11/26/2054 (b)	282,000	285,099
Alphabet, Inc.:
1.90%, 8/15/2040	274,000	185,690
2.05%, 8/15/2050	40,000	21,838
5.25%, 5/15/2055	886,000	849,125
5.30%, 5/15/2065	871,000	819,533
5.35%, 11/15/2045	1,130,000	1,124,147
5.45%, 11/15/2055	1,505,000	1,477,624
5.70%, 11/15/2075	2,435,000	2,399,498
Amazon.com, Inc.:
2.50%, 6/3/2050	1,076,000	644,739
2.70%, 6/3/2060	941,000	533,688
2.88%, 5/12/2041	891,000	675,886
3.10%, 5/12/2051	1,479,000	992,779
3.25%, 5/12/2061	1,773,000	1,133,567
3.88%, 8/22/2037	950,000	871,112
3.95%, 4/13/2052	1,223,000	955,921
4.05%, 8/22/2047	1,643,000	1,349,954
4.10%, 4/13/2062	552,000	423,820
4.25%, 8/22/2057	1,098,000	881,760
4.95%, 12/5/2044 (b)	724,000	696,669

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 11/20/2055	$1,650,000	$1,612,479
5.55%, 11/20/2065	1,090,000	1,057,496
AppLovin Corp. 5.95%, 12/1/2054	242,000	239,723
eBay, Inc.:
3.65%, 5/10/2051	284,000	207,996
4.00%, 7/15/2042	224,000	185,680
JD.com, Inc. 4.13%, 1/14/2050 (b)	229,000	187,217
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,239,000	1,009,327
4.65%, 8/15/2062	170,000	137,188
5.40%, 8/15/2054	1,749,000	1,627,357
5.50%, 11/15/2045	565,000	549,140
5.55%, 8/15/2064	1,490,000	1,384,106
5.60%, 5/15/2053	1,406,000	1,347,370
5.63%, 11/15/2055	1,405,000	1,350,795
5.75%, 5/15/2063	998,000	959,028
5.75%, 11/15/2065	4,500,000	4,298,760
Netflix, Inc. 5.40%, 8/15/2054 (b)	343,000	332,679
Uber Technologies, Inc. 5.35%, 9/15/2054 (b)	421,000	400,207
		35,901,175
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.35%, 6/17/2054 (b)	263,000	277,178
6.75%, 3/1/2041	220,000	240,616
7.00%, 10/15/2039	310,000	349,668
Nucor Corp.:
2.98%, 12/15/2055	254,000	158,057
3.85%, 4/1/2052	282,000	215,411
4.40%, 5/1/2048 (b)	191,000	162,854
5.20%, 8/1/2043	231,000	224,816
6.40%, 12/1/2037	163,000	182,707
Steel Dynamics, Inc.:
3.25%, 10/15/2050	199,000	136,178
5.75%, 5/15/2055	145,000	144,609
Vale Overseas Ltd.:
6.40%, 6/28/2054 (b)	990,000	1,009,602
6.88%, 11/21/2036	294,000	331,608
6.88%, 11/10/2039	258,000	292,064
Vale SA 5.63%, 9/11/2042	200,000	201,432
		3,926,800
IT SERVICES — 0.3%
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	157,000	119,310
3.45%, 12/15/2051 (b)	107,000	72,878
5.10%, 2/15/2036 (b)	1,000,000	986,930
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	809,000	750,372
Security Description	Principal Amount	Value
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	$457,000	$441,101
5.30%, 2/5/2054	665,000	619,367
International Business Machines Corp. 5.70%, 2/10/2055 (b)	460,000	453,505
		3,443,463
LEISURE TIME — 0.1%
Harley-Davidson, Inc. 4.63%, 7/28/2045	310,000	249,795
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	1,145,000	1,149,992
		1,399,787
LODGING — 0.1%
Marriott International, Inc.:
5.25%, 10/15/2035	180,000	182,432
5.50%, 4/15/2037	531,000	543,574
		726,006
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
3.25%, 9/19/2049	660,000	470,151
3.80%, 8/15/2042	637,000	535,239
4.30%, 5/15/2044	601,000	527,125
4.75%, 5/15/2064	388,000	341,611
5.20%, 5/27/2041	313,000	315,880
5.50%, 5/15/2055 (b)	222,000	224,033
6.05%, 8/15/2036	155,000	172,225
		2,586,264
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
3.75%, 4/15/2050	292,000	228,674
3.90%, 6/9/2042	411,000	353,612
5.70%, 1/19/2055	490,000	507,312
Dover Corp. 5.38%, 3/1/2041	171,000	171,946
Ingersoll Rand, Inc. 5.70%, 6/15/2054	324,000	325,322
Otis Worldwide Corp.:
3.11%, 2/15/2040	254,000	200,094
3.36%, 2/15/2050	86,000	61,195
Rockwell Automation, Inc.:
2.80%, 8/15/2061	230,000	132,475
4.20%, 3/1/2049	409,000	340,713
Xylem, Inc. 4.38%, 11/1/2046	248,000	210,668
		2,532,011
MEDIA — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	703,300	499,976

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2042	$634,000	$438,728
3.70%, 4/1/2051	855,000	538,496
3.85%, 4/1/2061	893,000	532,282
3.90%, 6/1/2052	1,121,000	723,774
3.95%, 6/30/2062	625,000	375,650
4.40%, 12/1/2061	782,000	510,795
4.80%, 3/1/2050	1,296,000	974,475
5.13%, 7/1/2049	614,000	481,425
5.25%, 4/1/2053	809,000	639,927
5.38%, 4/1/2038	327,000	301,036
5.38%, 5/1/2047	1,226,000	1,009,108
5.50%, 4/1/2063	458,000	361,513
5.75%, 4/1/2048	1,357,000	1,165,717
6.48%, 10/23/2045	1,793,000	1,686,621
6.70%, 12/1/2055	430,000	412,834
6.83%, 10/23/2055	407,000	391,225
Comcast Corp.:
2.45%, 8/15/2052 (b)	447,000	236,400
2.65%, 8/15/2062	80,000	40,305
2.80%, 1/15/2051	796,000	461,815
2.89%, 11/1/2051	2,363,000	1,383,277
2.94%, 11/1/2056	2,818,000	1,584,731
2.99%, 11/1/2063	1,822,000	986,303
3.40%, 7/15/2046	777,000	539,246
3.45%, 2/1/2050	944,000	632,084
3.75%, 4/1/2040	749,000	616,816
3.90%, 3/1/2038	296,000	257,674
3.97%, 11/1/2047	1,031,000	771,734
4.00%, 8/15/2047	398,000	300,554
4.00%, 3/1/2048	544,000	408,653
4.00%, 11/1/2049	1,086,000	800,740
4.05%, 11/1/2052	475,000	347,301
4.60%, 10/15/2038	1,100,000	1,025,299
4.60%, 8/15/2045	356,000	302,500
4.65%, 7/15/2042	280,000	245,661
4.70%, 10/15/2048 (b)	1,063,000	886,351
4.75%, 3/1/2044	347,000	302,581
4.95%, 10/15/2058	476,000	395,618
5.35%, 5/15/2053	865,000	776,796
5.50%, 5/15/2064	759,000	678,083
5.65%, 6/1/2054 (b)	693,000	650,041
6.05%, 5/15/2055 (b)	592,000	585,648
6.40%, 5/15/2038	53,000	57,381
6.45%, 3/15/2037	169,000	187,088
6.50%, 11/15/2035	1,142,000	1,267,837
6.55%, 7/1/2039	159,000	176,061
6.95%, 8/15/2037	163,000	184,007
Discovery Communications LLC 5.20%, 9/20/2047	4,000	2,449
Fox Corp.:
5.48%, 1/25/2039	495,000	496,713
5.58%, 1/25/2049 (b)	520,000	500,630
Grupo Televisa SAB:
5.00%, 5/13/2045	30,000	20,035
Security Description	Principal Amount	Value
5.25%, 5/24/2049	$30,000	$19,872
6.13%, 1/31/2046	30,000	22,848
8.50%, 3/11/2032	17,000	18,108
NBCUniversal Media LLC:
4.45%, 1/15/2043	376,000	320,220
5.95%, 4/1/2041	339,000	346,794
6.40%, 4/30/2040	232,000	252,274
Paramount Global:
4.38%, 3/15/2043	794,000	552,791
4.60%, 1/15/2045	364,000	253,144
4.85%, 7/1/2042	323,000	238,112
4.90%, 8/15/2044	386,000	277,935
4.95%, 5/19/2050	563,000	396,566
5.25%, 4/1/2044	215,000	162,493
5.50%, 5/15/2033	113,000	107,706
5.85%, 9/1/2043	775,000	637,042
5.90%, 10/15/2040	291,000	253,112
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	129,276
Time Warner Cable LLC:
4.50%, 9/15/2042	669,000	514,903
5.50%, 9/1/2041	689,500	604,823
5.88%, 11/15/2040	734,000	679,603
6.55%, 5/1/2037	520,000	530,436
6.75%, 6/15/2039	1,150,000	1,163,030
7.30%, 7/1/2038	441,000	472,946
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046 (b)	346,000	239,515
Series MTN, 3.70%, 12/1/2042	152,000	123,112
Series E, 4.13%, 12/1/2041	320,000	279,213
Series GMTN, 4.13%, 6/1/2044	554,000	465,133
4.38%, 8/16/2041	171,000	153,272
Walt Disney Co.:
2.75%, 9/1/2049	1,017,000	645,419
3.50%, 5/13/2040	541,000	453,450
4.63%, 3/23/2040 (b)	202,000	193,589
4.70%, 3/23/2050 (b)	1,020,000	913,951
4.75%, 9/15/2044	818,000	746,294
4.75%, 11/15/2046	329,000	297,317
4.95%, 10/15/2045	269,000	253,048
5.40%, 10/1/2043	395,000	394,806
6.15%, 3/1/2037	129,000	142,293
6.15%, 2/15/2041	203,000	220,858
6.65%, 11/15/2037	565,000	645,722
7.75%, 12/1/2045	524,000	663,735
		43,936,755
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	333,000	278,192
4.38%, 6/15/2045	230,000	200,498

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Valmont Industries, Inc.:
5.00%, 10/1/2044	$583,000	$537,100
5.25%, 10/1/2054 (b)	196,000	182,256
		1,198,046
MINING — 0.9%
Barrick North America Finance LLC:
5.70%, 5/30/2041	397,000	404,360
5.75%, 5/1/2043	214,000	217,625
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	299,000	314,590
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	543,000	469,711
5.00%, 2/15/2036 (b)	455,000	460,870
5.00%, 9/30/2043	1,171,000	1,114,113
5.50%, 9/8/2053	277,000	275,593
5.75%, 9/5/2055	510,000	521,200
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	619,000	600,009
Newmont Corp. 5.45%, 6/9/2044	391,000	389,463
Newmont Corp./Newcrest Finance Pty. Ltd. 4.20%, 5/13/2050	381,000	310,888
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	619,000	384,028
5.20%, 11/2/2040	439,000	438,627
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	458,000	393,747
4.75%, 3/22/2042	258,000	240,828
5.13%, 3/9/2053	535,000	499,091
5.75%, 3/14/2055	980,000	998,943
5.88%, 3/14/2065	372,000	384,205
Southern Copper Corp.:
5.25%, 11/8/2042	455,000	434,957
5.88%, 4/23/2045	524,000	537,299
6.75%, 4/16/2040	304,000	343,104
		9,733,251
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	225,000	155,862
3.25%, 8/26/2049	417,000	287,100
Series MTN, 3.63%, 10/15/2047	549,000	408,670
3.70%, 4/15/2050	246,000	181,142
Series MTN, 3.88%, 6/15/2044	250,000	202,198
Series MTN, 4.00%, 9/14/2048	569,000	448,878
Series MTN, 5.70%, 3/15/2037	195,000	205,719
Eaton Corp.:
3.92%, 9/15/2047	274,000	219,518
Security Description	Principal Amount	Value
4.15%, 11/2/2042	$541,000	$468,219
4.70%, 8/23/2052	351,000	312,980
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	585,000	494,752
4.88%, 9/15/2041	262,000	254,308
Parker-Hannifin Corp.:
4.00%, 6/14/2049	405,000	325,640
4.10%, 3/1/2047 (a)	386,000	317,342
Series MTN, 4.45%, 11/21/2044	297,000	260,722
Series A, 6.25%, 5/15/2038	177,000	195,445
Textron, Inc. 4.95%, 3/15/2036	665,000	660,412
		5,398,907
OIL & GAS — 4.2%
APA Corp.:
4.75%, 4/15/2043	29,000	22,497
5.10%, 9/1/2040	338,000	300,448
5.35%, 7/1/2049	140,000	116,476
6.10%, 2/15/2035 (b)	115,000	118,187
6.75%, 2/15/2055	345,000	344,410
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	30,000	18,511
2.94%, 6/4/2051	1,142,000	728,539
3.00%, 2/24/2050	734,000	479,258
3.00%, 3/17/2052	20,000	12,809
3.06%, 6/17/2041	240,000	182,870
3.38%, 2/8/2061	1,241,000	811,664
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,389
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	228,000	201,174
6.25%, 3/15/2038	327,000	347,297
6.50%, 2/15/2037	130,000	139,738
6.75%, 2/1/2039	320,000	352,269
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	687,000	480,694
5.25%, 6/15/2037	134,000	130,342
5.40%, 3/20/2036 (b)	375,000	374,554
5.40%, 6/15/2047	244,000	224,009
6.75%, 11/15/2039	224,000	246,521
Chevron Corp. 3.08%, 5/11/2050	685,000	465,807
Chevron USA, Inc.:
2.34%, 8/12/2050 (b)	365,000	212,353
5.25%, 11/15/2043	161,000	161,016
6.00%, 3/1/2041	152,000	165,865
ConocoPhillips:
4.88%, 10/1/2047	189,000	169,217
5.90%, 5/15/2038	147,000	157,117
6.50%, 2/1/2039	458,000	514,664

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ConocoPhillips Co.:
3.76%, 3/15/2042	$293,000	$239,117
3.80%, 3/15/2052	50,000	36,758
4.03%, 3/15/2062	1,745,000	1,269,435
4.30%, 11/15/2044	225,000	190,332
5.30%, 5/15/2053	682,000	635,767
5.50%, 1/15/2055 (b)	646,000	619,062
5.55%, 3/15/2054	605,000	583,329
5.65%, 1/15/2065	390,000	375,687
5.70%, 9/15/2063	376,000	363,193
5.95%, 3/15/2046	153,000	158,401
Continental Resources, Inc. 4.90%, 6/1/2044	539,000	429,632
Coterra Energy, Inc. 5.90%, 2/15/2055	390,000	374,934
Devon Energy Corp.:
4.75%, 5/15/2042	288,000	249,448
5.00%, 6/15/2045	518,000	451,313
5.60%, 7/15/2041	603,000	583,999
5.75%, 9/15/2054 (b)	569,000	523,975
Diamondback Energy, Inc.:
4.25%, 3/15/2052 (b)	160,000	124,656
4.40%, 3/24/2051 (b)	273,000	219,047
5.75%, 4/18/2054	849,000	802,984
5.90%, 4/18/2064	644,000	609,984
6.25%, 3/15/2053	388,000	392,559
EOG Resources, Inc.:
4.95%, 4/15/2050	439,000	393,063
5.35%, 1/15/2036	433,000	445,011
5.65%, 12/1/2054 (b)	589,000	577,414
5.95%, 7/15/2055	498,000	508,174
Exxon Mobil Corp.:
3.00%, 8/16/2039	194,000	155,256
3.10%, 8/16/2049	942,000	644,253
3.45%, 4/15/2051	1,513,000	1,088,044
3.57%, 3/6/2045	706,000	553,709
4.11%, 3/1/2046	1,368,000	1,145,933
4.23%, 3/19/2040	30,000	27,522
4.33%, 3/19/2050	1,503,000	1,263,211
Hess Corp.:
5.60%, 2/15/2041	636,000	657,764
5.80%, 4/1/2047	289,000	296,312
6.00%, 1/15/2040	430,000	465,462
Marathon Petroleum Corp.:
4.50%, 4/1/2048	276,000	222,266
4.75%, 9/15/2044	359,000	307,566
5.00%, 9/15/2054	303,000	253,938
6.50%, 3/1/2041	645,000	686,880
Occidental Petroleum Corp.:
4.20%, 3/15/2048	127,000	94,819
4.40%, 4/15/2046	388,000	305,822
6.05%, 10/1/2054	624,000	595,015
6.20%, 3/15/2040	470,000	476,072
6.45%, 9/15/2036	579,000	615,998
6.60%, 3/15/2046	610,000	628,141
Security Description	Principal Amount	Value
7.95%, 6/15/2039	$97,000	$113,688
Ovintiv, Inc.:
6.50%, 2/1/2038	115,000	120,630
6.63%, 8/15/2037	670,000	711,594
7.10%, 7/15/2053	152,000	161,923
Phillips 66 Co.:
3.30%, 3/15/2052	253,000	164,731
4.68%, 2/15/2045	355,000	301,519
4.88%, 11/15/2044	454,000	398,903
4.90%, 10/1/2046	486,000	424,506
5.50%, 3/15/2055	481,000	444,920
5.65%, 6/15/2054	425,000	400,121
5.88%, 5/1/2042	562,000	568,648
Shell Finance U.S., Inc.:
3.00%, 11/26/2051 (a)	684,000	441,501
3.13%, 11/7/2049 (a)	502,000	337,550
3.25%, 4/6/2050	1,045,000	721,447
3.75%, 9/12/2046	690,000	538,041
4.00%, 5/10/2046	915,000	740,509
4.13%, 5/11/2035 (b)	136,000	130,685
4.38%, 5/11/2045	1,302,000	1,122,715
4.55%, 8/12/2043	585,000	523,183
4.75%, 1/6/2036	460,000	459,011
5.50%, 3/25/2040 (a)	377,000	385,893
6.38%, 12/15/2038 (a)	1,019,000	1,135,044
Shell International Finance BV:
2.88%, 11/26/2041	230,000	170,290
3.25%, 4/6/2050	3,000	2,050
3.63%, 8/21/2042 (b)	260,000	209,105
4.00%, 5/10/2046 (b)	223,000	181,435
4.38%, 5/11/2045	170,000	147,458
6.38%, 12/15/2038	95,000	106,763
Suncor Energy, Inc.:
3.75%, 3/4/2051	347,000	247,258
4.00%, 11/15/2047	561,000	426,354
6.50%, 6/15/2038	40,000	43,142
6.80%, 5/15/2038	212,000	234,012
6.85%, 6/1/2039	271,000	301,341
TotalEnergies Capital International SA:
2.99%, 6/29/2041	151,000	114,209
3.39%, 6/29/2060	310,000	201,621
3.46%, 7/12/2049	128,000	91,396
TotalEnergies Capital SA:
5.28%, 9/10/2054	630,000	592,912
5.43%, 9/10/2064	803,000	752,299
5.49%, 4/5/2054	985,000	954,435
5.64%, 4/5/2064	1,081,000	1,050,343
Valero Energy Corp.:
3.65%, 12/1/2051	852,000	589,575
4.00%, 6/1/2052	371,000	273,987
4.90%, 3/15/2045	30,000	26,729
6.63%, 6/15/2037	308,000	339,607

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Woodside Finance Ltd. 5.70%, 9/12/2054 (b)	$364,000	$342,273
		46,870,308
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	402,000	391,331
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	785,000	625,708
Halliburton Co.:
4.50%, 11/15/2041	144,000	125,742
4.75%, 8/1/2043	80,000	70,599
4.85%, 11/15/2035	473,000	467,111
5.00%, 11/15/2045 (b)	1,625,000	1,453,091
6.70%, 9/15/2038	225,000	249,509
7.45%, 9/15/2039	304,000	358,498
NOV, Inc. 3.95%, 12/1/2042	597,000	468,980
		4,210,569
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	255,000	202,539
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (b)	368,000	370,281
Smurfit Westrock Financing DAC 5.19%, 1/15/2036 (b)	650,000	654,888
Sonoco Products Co. 5.75%, 11/1/2040	437,000	440,579
		1,668,287
PHARMACEUTICALS — 7.1%
AbbVie, Inc.:
4.05%, 11/21/2039	951,000	849,091
4.25%, 11/21/2049	2,967,000	2,446,915
4.30%, 5/14/2036	255,000	244,673
4.40%, 11/6/2042	977,000	871,523
4.45%, 5/14/2046	1,117,000	970,796
4.63%, 10/1/2042	347,000	316,533
4.70%, 5/14/2045	1,464,000	1,323,734
4.75%, 3/15/2045	548,000	499,540
4.85%, 6/15/2044	573,000	531,033
4.88%, 11/14/2048	994,000	906,011
5.35%, 3/15/2044	427,000	422,401
5.40%, 3/15/2054	1,522,000	1,480,663
5.50%, 3/15/2064	851,000	827,529
5.60%, 3/15/2055	270,000	270,918
AstraZeneca PLC:
2.13%, 8/6/2050	6,000	3,343
4.00%, 9/18/2042	140,000	120,704
4.38%, 8/17/2048	759,000	660,641
6.45%, 9/15/2037	677,000	771,875
Becton Dickinson & Co.:
3.79%, 5/20/2050	251,000	187,723
Security Description	Principal Amount	Value
4.67%, 6/6/2047	$262,000	$227,932
4.69%, 12/15/2044	541,000	478,980
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	61,000	43,425
2.55%, 11/13/2050	779,000	461,448
3.55%, 3/15/2042	491,000	394,101
3.70%, 3/15/2052	952,000	699,920
3.90%, 3/15/2062	370,000	268,553
4.13%, 6/15/2039	30,000	27,256
4.25%, 10/26/2049	1,963,000	1,603,751
4.35%, 11/15/2047	744,000	628,836
4.50%, 3/1/2044	193,000	170,506
4.55%, 2/20/2048	739,000	639,383
4.63%, 5/15/2044	506,000	455,663
5.00%, 8/15/2045	525,000	494,723
5.50%, 2/22/2044	365,000	365,694
5.55%, 2/22/2054	1,524,000	1,498,092
5.65%, 2/22/2064	95,000	93,596
6.25%, 11/15/2053	160,000	174,910
6.40%, 11/15/2063	195,000	213,137
Cardinal Health, Inc.:
4.37%, 6/15/2047	213,000	176,796
4.50%, 11/15/2044	250,000	215,315
4.60%, 3/15/2043	159,000	139,645
4.90%, 9/15/2045	222,000	200,129
5.75%, 11/15/2054 (b)	282,000	281,684
Cencora, Inc.:
4.25%, 3/1/2045	342,000	289,530
4.30%, 12/15/2047	113,000	94,737
CVS Health Corp.:
4.13%, 4/1/2040	232,000	198,253
4.25%, 4/1/2050	160,000	123,738
4.78%, 3/25/2038	686,000	647,893
5.05%, 3/25/2048	4,087,000	3,607,513
5.13%, 7/20/2045	1,827,000	1,651,553
5.30%, 12/5/2043	521,000	485,275
5.63%, 2/21/2053	607,000	569,524
5.88%, 6/1/2053	748,000	726,286
6.00%, 6/1/2044	460,000	462,415
6.00%, 6/1/2063	573,000	553,386
6.05%, 6/1/2054	630,000	628,085
6.13%, 9/15/2039	338,000	352,788
6.20%, 9/15/2055	722,000	733,834
6.25%, 9/15/2065	385,000	386,544
Eli Lilly & Co.:
2.25%, 5/15/2050	30,000	17,273
2.50%, 9/15/2060	40,000	21,797
3.70%, 3/1/2045	93,000	74,742
3.95%, 5/15/2047	232,000	188,723
3.95%, 3/15/2049	349,000	280,987
4.15%, 3/15/2059	60,000	47,609
4.88%, 2/27/2053	806,000	736,200
4.95%, 2/27/2063	541,000	488,372
5.00%, 2/9/2054	689,000	642,493
5.05%, 8/14/2054	738,000	691,993

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 2/9/2064	$912,000	$841,293
5.20%, 8/14/2064	338,000	318,197
5.50%, 2/12/2055	725,000	726,769
5.55%, 3/15/2037	38,000	41,081
5.55%, 10/15/2055	635,000	640,359
5.60%, 2/12/2065	454,000	455,416
5.65%, 10/15/2065 (b)	600,000	605,460
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	392,000	343,125
6.38%, 5/15/2038	865,000	970,634
Johnson & Johnson:
2.10%, 9/1/2040	337,000	238,444
2.25%, 9/1/2050	455,000	268,373
2.45%, 9/1/2060	70,000	38,573
3.40%, 1/15/2038	382,000	335,980
3.50%, 1/15/2048	446,000	343,955
3.55%, 3/1/2036	238,000	219,188
3.63%, 3/3/2037	502,000	456,444
3.70%, 3/1/2046	1,061,000	860,439
3.75%, 3/3/2047	611,000	493,016
4.50%, 9/1/2040 (b)	144,000	139,647
4.50%, 12/5/2043 (b)	1,380,000	1,279,605
4.85%, 5/15/2041	165,000	163,601
5.25%, 6/1/2054 (b)	520,000	520,879
5.85%, 7/15/2038	174,000	191,698
5.95%, 8/15/2037	216,000	240,453
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	297,000	262,999
Merck & Co., Inc.:
2.35%, 6/24/2040	282,000	203,635
3.60%, 9/15/2042	177,000	143,602
3.70%, 2/10/2045	698,000	555,447
3.90%, 3/7/2039	197,000	176,250
4.00%, 3/7/2049	868,000	695,459
4.15%, 5/18/2043	445,000	382,847
4.90%, 5/17/2044	379,000	356,616
5.00%, 5/17/2053	841,000	773,409
5.15%, 5/17/2063	589,000	541,497
5.50%, 3/15/2046	1,375,000	1,373,254
5.55%, 12/4/2055	500,000	494,195
5.70%, 9/15/2055	1,000,000	1,010,890
5.70%, 12/4/2065	750,000	742,965
6.55%, 9/15/2037	208,000	238,919
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	162,000	174,140
Mylan, Inc.:
5.20%, 4/15/2048	341,000	277,400
5.40%, 11/29/2043	247,000	212,553
Novartis Capital Corp.:
3.70%, 9/21/2042	93,000	77,315
4.00%, 11/20/2045	467,000	390,809
4.40%, 5/6/2044	692,000	617,271
4.70%, 9/18/2054	493,000	439,367
5.20%, 11/5/2045	500,000	488,285
5.30%, 11/5/2055	500,000	484,480
Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	$1,598,000	$1,537,420
5.30%, 5/19/2053	2,794,000	2,647,622
5.34%, 5/19/2063	1,986,000	1,843,882
Pfizer, Inc.:
2.55%, 5/28/2040	364,000	267,529
4.00%, 12/15/2036 (b)	222,000	208,403
4.00%, 3/15/2049	60,000	47,980
4.10%, 9/15/2038	202,000	185,309
4.13%, 12/15/2046	688,000	567,882
4.20%, 9/15/2048	1,406,000	1,159,289
4.30%, 6/15/2043	355,000	309,677
4.40%, 5/15/2044	387,000	344,666
5.60%, 9/15/2040	171,000	177,360
5.60%, 11/15/2055 (b)	940,000	932,160
5.70%, 11/15/2065	1,440,000	1,419,192
7.20%, 3/15/2039	858,000	1,024,529
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	408,000	312,467
3.18%, 7/9/2050	670,000	447,426
3.38%, 7/9/2060 (b)	328,000	209,477
5.65%, 7/5/2044	215,000	216,514
5.65%, 7/5/2054	312,000	306,309
5.80%, 7/5/2064	376,000	370,657
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055	508,000	514,995
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	454,000	373,456
Viatris, Inc.:
3.85%, 6/22/2040	632,000	485,009
4.00%, 6/22/2050	1,108,000	738,205
Wyeth LLC:
5.95%, 4/1/2037	663,000	713,554
6.00%, 2/15/2036	175,000	189,553
Zoetis, Inc.:
3.95%, 9/12/2047	194,000	155,184
4.45%, 8/20/2048	180,000	154,098
4.70%, 2/1/2043	280,000	256,981
		78,323,682
PIPELINES — 4.8%
Boardwalk Pipelines LP 5.38%, 2/15/2036	420,000	422,184
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	96,282
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	219,000	217,036
DCP Midstream Operating LP 5.60%, 4/1/2044	161,000	155,776
Eastern Energy Gas Holdings LLC:
Series C, 3.90%, 11/15/2049	103,000	71,859

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 10/15/2054	$285,000	$275,940
6.20%, 1/15/2055	170,000	176,009
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	173,000	148,854
4.80%, 11/1/2043	168,000	148,888
Enbridge Energy Partners LP:
5.50%, 9/15/2040	2,109,000	2,095,313
7.38%, 10/15/2045	251,000	290,693
Series B, 7.50%, 4/15/2038	128,000	150,651
Enbridge, Inc.:
4.00%, 11/15/2049	22,000	16,814
4.50%, 6/10/2044	172,000	146,162
5.50%, 12/1/2046	35,000	34,445
5.95%, 4/5/2054	510,000	517,691
6.70%, 11/15/2053	250,000	274,910
Energy Transfer LP:
4.95%, 1/15/2043	73,000	64,154
5.00%, 5/15/2044	190,000	165,441
5.00%, 5/15/2050	914,000	765,950
5.15%, 2/1/2043	152,000	137,063
5.15%, 3/15/2045	502,000	444,913
5.30%, 4/1/2044	302,000	274,430
5.30%, 4/15/2047	378,000	336,265
5.35%, 5/15/2045	506,000	458,441
5.40%, 10/1/2047	795,000	714,530
Series 20Y, 5.80%, 6/15/2038	219,000	223,389
5.95%, 10/1/2043	216,000	211,423
5.95%, 5/15/2054	995,000	944,126
6.00%, 6/15/2048	614,000	595,801
6.05%, 6/1/2041	340,000	344,505
6.05%, 9/1/2054	732,000	704,396
6.10%, 2/15/2042	189,000	188,885
6.13%, 12/15/2045	625,000	614,794
6.20%, 4/1/2055	565,000	554,434
6.25%, 4/15/2049	980,835	971,821
6.50%, 2/1/2042	537,000	566,406
6.63%, 10/15/2036	116,000	125,926
7.50%, 7/1/2038	133,000	154,082
Enterprise Products Operating LLC:
3.20%, 2/15/2052	387,000	256,616
3.30%, 2/15/2053	40,000	26,790
3.70%, 1/31/2051	660,000	485,113
3.95%, 1/31/2060	486,000	355,451
4.20%, 1/31/2050	611,000	491,488
4.25%, 2/15/2048	756,000	620,941
4.45%, 2/15/2043	379,000	333,327
4.80%, 2/1/2049	758,000	668,351
4.85%, 8/15/2042	320,433	297,160
4.85%, 3/15/2044	820,000	749,496
4.90%, 5/15/2046	611,000	553,413
4.95%, 10/15/2054	199,000	176,891
5.10%, 2/15/2045	693,000	650,263
Security Description	Principal Amount	Value
5.20%, 1/15/2036	$688,000	$700,233
5.55%, 2/16/2055	816,000	791,324
5.70%, 2/15/2042	256,000	261,420
5.95%, 2/1/2041	139,000	146,748
6.13%, 10/15/2039	178,000	191,724
6.45%, 9/1/2040	208,000	232,034
7.55%, 4/15/2038	81,000	97,473
FLNG Liquefaction 2 LLC Series B, 6.17%, 12/31/2039	20,000	20,653
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	211,000	186,290
5.00%, 8/15/2042	164,000	150,463
5.00%, 3/1/2043	244,000	222,172
5.40%, 9/1/2044	180,000	170,325
5.50%, 3/1/2044	305,000	292,684
5.63%, 9/1/2041	48,000	47,405
6.38%, 3/1/2041	123,000	131,462
6.50%, 2/1/2037	132,000	144,126
6.50%, 9/1/2039	405,000	436,825
6.55%, 9/15/2040	180,000	195,187
Series MTN, 6.95%, 1/15/2038	1,676,000	1,890,327
7.50%, 11/15/2040	145,000	169,388
Kinder Morgan, Inc.:
3.25%, 8/1/2050	160,000	105,997
3.60%, 2/15/2051	149,000	104,103
5.05%, 2/15/2046	42,000	37,768
5.20%, 3/1/2048	199,000	181,870
5.45%, 8/1/2052	521,000	485,004
5.55%, 6/1/2045	629,000	608,035
5.95%, 8/1/2054	502,000	500,218
MPLX LP:
4.50%, 4/15/2038	30,000	27,386
4.70%, 4/15/2048	807,000	671,198
4.90%, 4/15/2058	255,000	209,533
4.95%, 3/14/2052	887,000	746,579
5.20%, 3/1/2047	679,000	607,006
5.20%, 12/1/2047	212,000	188,631
5.50%, 2/15/2049	869,000	798,976
5.65%, 3/1/2053	357,000	331,121
5.95%, 4/1/2055	495,000	477,645
6.20%, 9/15/2055	573,000	570,324
ONEOK Partners LP:
6.13%, 2/1/2041	309,000	317,621
6.20%, 9/15/2043	318,000	322,904
6.65%, 10/1/2036	99,000	107,814
6.85%, 10/15/2037	118,000	130,484
ONEOK, Inc.:
3.95%, 3/1/2050	380,000	275,492
4.20%, 10/3/2047	287,000	222,376
4.25%, 9/15/2046	317,000	248,664
4.45%, 9/1/2049	262,000	211,203
4.50%, 3/15/2050	40,000	32,464

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/1/2049	$255,000	$215,223
4.95%, 7/13/2047	325,000	284,164
5.05%, 4/1/2045	170,000	149,979
5.15%, 10/15/2043	254,000	231,369
5.20%, 7/15/2048	520,000	469,113
5.45%, 6/1/2047	186,000	171,152
5.60%, 4/1/2044	180,000	170,555
5.70%, 11/1/2054	850,000	792,905
5.85%, 11/1/2064	414,000	388,949
6.25%, 10/15/2055	660,000	662,033
6.63%, 9/1/2053	905,000	949,499
7.15%, 1/15/2051	249,000	274,303
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	195,000	159,301
4.70%, 6/15/2044	421,000	358,557
4.90%, 2/15/2045	289,000	252,621
5.15%, 6/1/2042	214,000	195,979
5.60%, 1/15/2036	615,000	622,854
6.65%, 1/15/2037	176,000	191,360
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	9	10
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054	288,000	277,332
Spectra Energy Partners LP:
4.50%, 3/15/2045	167,000	140,905
5.95%, 9/25/2043	170,000	171,921
Targa Resources Corp.:
4.95%, 4/15/2052	291,000	248,531
5.40%, 7/30/2036	700,000	701,554
5.65%, 2/15/2036	278,000	285,862
6.13%, 5/15/2055	450,000	447,493
6.25%, 7/1/2052	234,000	235,572
6.50%, 2/15/2053	424,000	443,072
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	148,177
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	150,000	156,646
6.10%, 6/1/2040	264,000	277,908
6.20%, 10/15/2037	245,000	261,383
7.25%, 8/15/2038	170,000	195,236
7.63%, 1/15/2039	1,177,000	1,398,229
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	145,000	127,367
4.60%, 3/15/2048	50,000	43,390
5.10%, 3/15/2036 (a)	570,000	574,406
5.40%, 8/15/2041	98,000	97,053
5.75%, 3/15/2056 (a)	1,250,000	1,239,162
Western Midstream Operating LP:
5.25%, 2/1/2050	440,000	377,322
5.30%, 3/1/2048	299,000	258,037
Security Description	Principal Amount	Value
5.45%, 4/1/2044	$678,000	$617,461
5.50%, 8/15/2048	4,000	3,527
Williams Cos., Inc.:
3.50%, 10/15/2051	20,000	13,931
4.85%, 3/1/2048	69,000	60,556
4.90%, 1/15/2045	172,000	154,329
5.10%, 9/15/2045	40,000	36,750
5.30%, 8/15/2052	66,000	61,063
5.40%, 3/4/2044	215,000	206,172
5.75%, 6/24/2044	605,000	602,035
5.80%, 11/15/2043	153,000	151,747
5.80%, 11/15/2054	236,000	233,668
6.00%, 3/15/2055	180,000	183,231
6.30%, 4/15/2040	413,000	445,520
		52,881,135
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	260,000	158,987
3.55%, 3/15/2052	432,000	293,393
4.00%, 2/1/2050	313,000	233,833
4.85%, 4/15/2049	305,000	258,670
5.15%, 4/15/2053	323,000	282,050
5.25%, 5/15/2036	155,000	153,249
5.63%, 5/15/2054 (b)	253,000	237,155
American Homes 4 Rent LP:
3.38%, 7/15/2051	43,000	29,112
4.30%, 4/15/2052	217,000	172,500
American Tower Corp.:
2.95%, 1/15/2051	120,000	76,301
3.70%, 10/15/2049	246,000	182,677
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	168,000	134,400
Series MTN, 4.15%, 7/1/2047	284,000	234,942
Series MTN, 4.35%, 4/15/2048	148,000	125,941
Camden Property Trust 3.35%, 11/1/2049	255,000	179,867
Crown Castle, Inc.:
2.90%, 4/1/2041	377,000	275,097
3.25%, 1/15/2051	32,000	21,137
4.00%, 11/15/2049	161,000	120,832
4.15%, 7/1/2050	163,000	126,509
4.75%, 5/15/2047	287,000	248,852
5.20%, 2/15/2049	272,000	245,072
CubeSmart LP 5.13%, 11/1/2035	160,000	160,107
Equinix, Inc.:
3.00%, 7/15/2050	102,000	65,183
3.40%, 2/15/2052	197,000	134,636
ERP Operating LP:
4.00%, 8/1/2047	157,000	126,405
4.50%, 7/1/2044	352,000	313,118

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2045	$280,000	$245,210
Essential Properties LP 5.40%, 12/1/2035	115,000	115,431
Essex Portfolio LP:
4.50%, 3/15/2048	127,000	107,922
4.88%, 2/15/2036	850,000	834,564
Federal Realty OP LP 4.50%, 12/1/2044	207,000	181,111
GLP Capital LP/GLP Financing II, Inc.:
5.75%, 11/1/2037	200,000	198,886
6.25%, 9/15/2054	155,000	154,151
Healthpeak OP LLC 6.75%, 2/1/2041	257,000	282,420
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	82,077
5.88%, 10/15/2035	133,000	133,646
6.25%, 1/15/2036	300,000	310,473
Kimco Realty OP LLC:
3.70%, 10/1/2049	271,000	201,277
4.13%, 12/1/2046 (b)	239,000	196,762
4.25%, 4/1/2045	302,000	254,266
4.45%, 9/1/2047	313,000	267,324
5.30%, 2/1/2036	122,000	124,891
Mid-America Apartments LP 2.88%, 9/15/2051	161,000	102,448
NNN REIT, Inc.:
3.50%, 4/15/2051	182,000	128,348
4.80%, 10/15/2048	139,000	122,423
Prologis LP:
2.13%, 10/15/2050	40,000	21,586
3.00%, 4/15/2050	324,000	213,626
3.05%, 3/1/2050	123,000	82,146
4.38%, 9/15/2048	294,000	247,730
5.25%, 6/15/2053	503,000	478,454
5.25%, 3/15/2054	411,000	390,906
Public Storage Operating Co. 5.35%, 8/1/2053 (b)	569,000	550,337
Realty Income Corp.:
4.65%, 3/15/2047	385,000	339,947
5.38%, 9/1/2054	226,000	218,095
Regency Centers LP:
4.40%, 2/1/2047	208,000	177,944
4.65%, 3/15/2049	172,000	149,714
Simon Property Group LP:
3.25%, 9/13/2049	551,000	379,876
3.80%, 7/15/2050	245,000	184,313
4.25%, 10/1/2044	336,000	283,107
4.25%, 11/30/2046	239,000	199,598
4.75%, 3/15/2042	396,000	364,815
5.85%, 3/8/2053 (b)	446,000	453,506
6.65%, 1/15/2054	278,000	311,101
Ventas Realty LP:
4.38%, 2/1/2045	128,000	107,501
4.88%, 4/15/2049	232,000	203,060
5.00%, 2/15/2036 (b)	265,000	263,442
Security Description	Principal Amount	Value
5.70%, 9/30/2043	$142,000	$142,886
VICI Properties LP:
5.63%, 5/15/2052	93,000	87,051
6.13%, 4/1/2054 (b)	233,000	232,315
Welltower OP LLC:
4.95%, 9/1/2048	175,000	162,844
6.50%, 3/15/2041	204,000	227,633
Weyerhaeuser Co. 4.00%, 3/9/2052	118,000	91,103
		15,198,291
RETAIL — 2.7%
Darden Restaurants, Inc. 4.55%, 2/15/2048	240,000	196,457
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	497,000	363,272
Dollar General Corp.:
4.13%, 4/3/2050	199,000	156,569
5.50%, 11/1/2052 (b)	230,000	219,443
Dollar Tree, Inc. 3.38%, 12/1/2051	238,000	160,067
Home Depot, Inc.:
2.38%, 3/15/2051	30,000	17,211
2.75%, 9/15/2051	431,000	266,711
3.13%, 12/15/2049	680,000	463,604
3.35%, 4/15/2050	905,000	639,283
3.50%, 9/15/2056	658,000	459,370
3.63%, 4/15/2052	890,000	650,332
3.90%, 6/15/2047	715,000	569,190
4.20%, 4/1/2043	587,000	509,217
4.25%, 4/1/2046	900,000	762,426
4.40%, 3/15/2045	634,000	551,301
4.50%, 12/6/2048	932,000	805,276
4.88%, 2/15/2044	617,000	576,482
4.95%, 9/15/2052	539,000	493,729
5.30%, 6/25/2054	888,000	850,038
5.40%, 9/15/2040	4,000	4,136
5.40%, 6/25/2064	299,000	286,032
5.88%, 12/16/2036	1,087,000	1,176,927
5.95%, 4/1/2041	424,000	453,913
Lowe's Cos., Inc.:
3.00%, 10/15/2050	170,000	107,892
3.50%, 4/1/2051	130,000	90,262
3.70%, 4/15/2046	330,000	249,694
4.05%, 5/3/2047	241,000	190,636
4.25%, 4/1/2052	895,000	705,412
4.38%, 9/15/2045	342,000	286,151
4.45%, 4/1/2062	784,000	614,899
4.55%, 4/5/2049	432,000	360,940
4.65%, 4/15/2042	238,000	215,380
5.00%, 4/15/2040	35,000	33,931
5.13%, 4/15/2050	361,000	326,200
5.50%, 10/15/2035	146,000	152,306
5.63%, 4/15/2053 (b)	920,000	892,934
5.75%, 7/1/2053	360,000	356,188
5.80%, 9/15/2062	621,000	608,102

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 4/1/2063	$376,200	$369,060
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	248,000	196,203
Series MTN, 3.63%, 9/1/2049	597,000	439,123
Series MTN, 3.70%, 2/15/2042	102,000	83,294
Series MTN, 4.20%, 4/1/2050	492,000	396,458
Series MTN, 4.45%, 3/1/2047	90,000	77,044
Series MTN, 4.45%, 9/1/2048	289,000	244,428
Series MTN, 4.60%, 5/26/2045	240,000	211,404
Series MTN, 4.70%, 12/9/2035	211,000	209,996
Series MTN, 4.88%, 7/15/2040	235,000	225,875
Series MTN, 4.88%, 12/9/2045	430,000	391,829
5.00%, 2/13/2036 (b)	960,000	968,611
Series MTN, 5.15%, 9/9/2052	248,000	230,375
Series MTN, 5.70%, 2/1/2039	90,000	94,370
Series I, 6.30%, 3/1/2038	231,000	255,433
Series MTN, 6.30%, 10/15/2037	237,000	264,051
Starbucks Corp.:
3.35%, 3/12/2050	212,000	144,881
3.50%, 11/15/2050	221,000	155,224
3.75%, 12/1/2047	328,000	244,924
4.30%, 6/15/2045	181,000	150,442
4.45%, 8/15/2049	630,000	521,256
4.50%, 11/15/2048	617,000	515,121
Target Corp.:
2.95%, 1/15/2052 (b)	680,000	434,139
3.63%, 4/15/2046	270,000	206,642
3.90%, 11/15/2047	365,000	286,631
4.00%, 7/1/2042	717,000	605,930
4.80%, 1/15/2053 (b)	662,000	589,763
5.25%, 2/15/2036	13,000	13,352
6.50%, 10/15/2037	130,000	147,354
7.00%, 1/15/2038	153,000	178,846
TJX Cos., Inc. 4.50%, 4/15/2050	323,000	279,401
Walmart, Inc.:
2.50%, 9/22/2041	367,000	265,370
2.65%, 9/22/2051	445,000	280,595
2.95%, 9/24/2049	545,000	369,308
3.63%, 12/15/2047	362,000	280,800
3.95%, 6/28/2038	215,000	199,464
4.00%, 4/11/2043	3,000	2,596
4.05%, 6/29/2048	974,000	811,751
Security Description	Principal Amount	Value
4.30%, 4/22/2044	$227,000	$203,145
4.50%, 9/9/2052	629,000	555,048
4.50%, 4/15/2053 (b)	880,000	778,492
5.00%, 10/25/2040	245,000	249,601
5.25%, 9/1/2035	153,000	161,946
5.63%, 4/1/2040	237,000	252,118
5.63%, 4/15/2041	253,000	267,864
6.20%, 4/15/2038	202,000	228,100
6.50%, 8/15/2037 (b)	192,754	222,887
		30,082,458
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	326,000	275,838
Analog Devices, Inc.:
2.80%, 10/1/2041	198,000	146,017
2.95%, 10/1/2051	610,000	396,152
5.30%, 12/15/2045	264,000	257,466
5.30%, 4/1/2054	276,000	265,622
Applied Materials, Inc.:
4.35%, 4/1/2047	981,000	843,582
4.60%, 1/15/2036	145,000	142,829
5.85%, 6/15/2041	137,000	145,768
Broadcom, Inc.:
3.19%, 11/15/2036 (a)	859,000	728,862
3.50%, 2/15/2041	1,903,000	1,551,478
3.75%, 2/15/2051 (b)	1,012,000	765,426
4.80%, 2/15/2036	375,000	369,825
4.90%, 2/15/2038	205,000	201,201
4.93%, 5/15/2037 (a)	773,000	762,889
Intel Corp.:
2.80%, 8/12/2041	272,000	189,834
3.05%, 8/12/2051 (b)	120,000	73,745
3.10%, 2/15/2060	502,000	281,818
3.20%, 8/12/2061	250,000	143,088
3.25%, 11/15/2049	925,000	592,324
3.73%, 12/8/2047	899,000	639,324
4.10%, 5/19/2046	672,000	514,362
4.10%, 5/11/2047	456,000	344,399
4.25%, 12/15/2042	263,000	213,114
4.60%, 3/25/2040	302,800	269,768
4.75%, 3/25/2050	1,153,000	942,163
4.80%, 10/1/2041	397,000	352,465
4.90%, 7/29/2045	493,384	425,578
4.90%, 8/5/2052	985,000	814,812
4.95%, 3/25/2060	491,000	400,538
5.05%, 8/5/2062	551,000	448,013
5.60%, 2/21/2054 (b)	651,000	601,635
5.63%, 2/10/2043	530,000	509,452
5.70%, 2/10/2053	1,063,000	991,056
5.90%, 2/10/2063	736,000	690,037
KLA Corp.:
3.30%, 3/1/2050	353,000	246,016
4.95%, 7/15/2052	804,000	730,466
5.00%, 3/15/2049	275,000	253,704
5.25%, 7/15/2062	392,000	365,183

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lam Research Corp.:
2.88%, 6/15/2050	$322,000	$208,994
3.13%, 6/15/2060	70,000	43,787
4.88%, 3/15/2049	492,000	451,262
Micron Technology, Inc.:
3.37%, 11/1/2041	222,000	169,690
3.48%, 11/1/2051 (b)	225,000	158,006
6.05%, 11/1/2035	155,000	165,464
NVIDIA Corp.:
3.50%, 4/1/2040	201,000	169,857
3.50%, 4/1/2050	1,165,000	863,917
3.70%, 4/1/2060	397,000	290,410
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	188,000	137,163
3.25%, 5/11/2041	286,000	216,765
3.25%, 11/30/2051	241,000	159,183
QUALCOMM, Inc.:
3.25%, 5/20/2050	360,000	248,990
4.30%, 5/20/2047	866,000	727,743
4.50%, 5/20/2052	458,000	387,491
4.80%, 5/20/2045	767,000	702,273
6.00%, 5/20/2053	597,000	628,396
Texas Instruments, Inc.:
2.70%, 9/15/2051	260,000	159,294
3.88%, 3/15/2039 (b)	160,000	142,784
4.10%, 8/16/2052	203,000	161,716
4.15%, 5/15/2048	736,000	605,625
5.00%, 3/14/2053	441,000	404,472
5.05%, 5/18/2063	888,000	793,925
5.15%, 2/8/2054 (b)	387,000	364,721
TSMC Arizona Corp. 3.13%, 10/25/2041 (b)	897,000	722,874
		26,970,651
SOFTWARE — 3.2%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	83,000	61,586
4.50%, 8/15/2046 (b)	303,000	252,099
Fiserv, Inc. 4.40%, 7/1/2049	1,050,000	824,492
Intuit, Inc. 5.50%, 9/15/2053 (b)	726,180	715,084
Microsoft Corp.:
2.50%, 9/15/2050	500,000	303,940
2.53%, 6/1/2050	3,295,000	2,014,332
2.68%, 6/1/2060	2,054,000	1,178,524
2.92%, 3/17/2052	3,259,000	2,140,055
3.04%, 3/17/2062	1,151,000	716,889
3.45%, 8/8/2036	377,000	344,171
3.50%, 11/15/2042	379,000	307,505
3.70%, 8/8/2046	1,002,000	802,752
3.75%, 2/12/2045	384,000	319,223
3.95%, 8/8/2056	325,000	255,798
4.00%, 2/12/2055 (b)	265,000	211,793
Security Description	Principal Amount	Value
4.20%, 11/3/2035 (b)	$131,000	$130,412
4.25%, 2/6/2047	680,000	602,031
4.45%, 11/3/2045	389,000	356,600
4.50%, 10/1/2040	215,000	208,434
4.50%, 6/15/2047	320,000	288,253
4.50%, 2/6/2057	100,000	88,806
5.20%, 6/1/2039	186,000	194,534
5.30%, 2/8/2041 (b)	293,000	304,465
MSCI, Inc. 5.15%, 3/15/2036	710,000	705,193
Oracle Corp.:
3.60%, 4/1/2040	1,461,000	1,083,361
3.60%, 4/1/2050	1,918,000	1,193,878
3.65%, 3/25/2041	1,068,000	779,832
3.80%, 11/15/2037	809,000	653,866
3.85%, 7/15/2036	150,000	125,304
3.85%, 4/1/2060	1,547,000	947,429
3.95%, 3/25/2051	1,469,000	966,808
4.00%, 7/15/2046	1,340,000	930,469
4.00%, 11/15/2047	1,055,000	724,247
4.10%, 3/25/2061	666,000	429,310
4.13%, 5/15/2045	844,000	608,119
4.38%, 5/15/2055	546,000	377,559
4.50%, 7/8/2044	601,000	460,661
5.38%, 7/15/2040	1,070,000	958,720
5.38%, 9/27/2054	783,000	634,230
5.50%, 8/3/2035	116,000	113,760
5.50%, 9/27/2064	595,000	475,952
5.55%, 2/6/2053	925,000	769,591
5.88%, 9/26/2045	935,000	846,362
5.95%, 9/26/2055	1,606,000	1,425,727
6.00%, 8/3/2055	862,000	761,784
6.10%, 9/26/2065	2,020,000	1,783,640
6.13%, 7/8/2039 (b)	712,000	699,718
6.13%, 8/3/2065	1,472,000	1,301,704
6.50%, 4/15/2038	461,000	470,898
6.90%, 11/9/2052	1,150,000	1,137,626
Salesforce, Inc.:
2.90%, 7/15/2051	1,177,000	746,465
3.05%, 7/15/2061	970,000	585,725
Synopsys, Inc. 5.70%, 4/1/2055	445,000	441,800
		35,761,516
TELECOMMUNICATIONS — 5.5%
America Movil SAB de CV:
4.38%, 7/16/2042	687,000	597,024
4.38%, 4/22/2049 (b)	409,000	342,083
6.13%, 11/15/2037	3,000	3,219
6.13%, 3/30/2040	812,000	863,367
AT&T, Inc.:
3.10%, 2/1/2043	135,000	98,943
3.30%, 2/1/2052	255,000	166,094
3.50%, 6/1/2041 (b)	670,000	526,379
3.50%, 9/15/2053	3,158,000	2,116,081
3.50%, 2/1/2061	128,000	81,626

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/15/2055	$2,429,000	$1,618,588
3.65%, 6/1/2051	815,000	573,352
3.65%, 9/15/2059	2,551,000	1,685,701
3.80%, 12/1/2057	2,048,000	1,409,679
3.85%, 6/1/2060	711,000	488,286
4.30%, 12/15/2042	415,000	350,223
4.35%, 6/15/2045	264,000	217,858
4.50%, 5/15/2035	1,392,000	1,337,058
4.50%, 3/9/2048	612,000	505,022
4.55%, 3/9/2049	356,000	294,843
4.65%, 6/1/2044	210,000	182,324
4.75%, 5/15/2046	501,000	434,257
4.80%, 6/15/2044	194,000	170,472
4.85%, 3/1/2039	202,000	192,167
4.85%, 7/15/2045	176,000	156,154
4.90%, 11/1/2035 (b)	500,000	493,870
4.90%, 8/15/2037	197,000	191,569
5.15%, 3/15/2042	112,000	106,762
5.15%, 2/15/2050	269,000	241,484
5.15%, 11/15/2046	250,000	228,820
5.25%, 3/1/2037	390,000	394,848
5.35%, 9/1/2040	148,820	146,137
5.38%, 8/15/2035	123,000	125,990
5.45%, 3/1/2047	1,178,000	1,113,269
5.55%, 8/15/2041	100,000	99,357
5.55%, 11/1/2045	625,000	602,025
5.65%, 2/15/2047	314,000	316,459
5.70%, 11/1/2054	445,000	426,969
5.70%, 3/1/2057 (b)	166,000	159,231
6.00%, 8/15/2040	167,000	174,203
6.05%, 8/15/2056	558,000	561,169
6.30%, 1/15/2038	159,000	172,765
6.38%, 3/1/2041	182,000	194,174
6.55%, 2/15/2039	121,000	132,828
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	168,000	120,397
4.30%, 7/29/2049	168,000	132,554
4.46%, 4/1/2048	550,000	453,865
5.55%, 2/15/2054 (b)	229,000	218,052
Cisco Systems, Inc.:
5.30%, 2/26/2054	1,166,000	1,118,276
5.35%, 2/26/2064	613,000	581,008
5.50%, 1/15/2040	580,036	601,822
5.50%, 2/24/2055 (b)	505,000	499,536
5.90%, 2/15/2039	591,000	636,336
Corning, Inc.:
3.90%, 11/15/2049	81,000	62,509
4.70%, 3/15/2037	96,000	93,437
4.75%, 3/15/2042	150,000	137,931
5.35%, 11/15/2048	242,000	234,967
5.45%, 11/15/2079	385,000	351,986
5.75%, 8/15/2040	158,000	164,846
5.85%, 11/15/2068	287,000	278,364
Security Description	Principal Amount	Value
Juniper Networks, Inc. 5.95%, 3/15/2041 (b)	$194,000	$194,648
Motorola Solutions, Inc. 5.50%, 9/1/2044	145,000	141,211
Nokia OYJ 6.63%, 5/15/2039	374,000	400,857
Orange SA:
5.38%, 1/13/2042	535,000	524,220
5.50%, 2/6/2044	60,000	59,144
Rogers Communications, Inc.:
4.30%, 2/15/2048	30,000	23,759
4.50%, 3/15/2042	345,000	294,754
4.50%, 3/15/2043	60,000	50,155
4.55%, 3/15/2052	1,052,000	839,591
5.00%, 3/15/2044	289,000	257,473
5.45%, 10/1/2043	1,328,000	1,251,799
7.50%, 8/15/2038	118,000	136,436
Telefonica Emisiones SA:
4.67%, 3/6/2038	163,000	148,669
4.90%, 3/6/2048	736,000	619,189
5.21%, 3/8/2047	1,356,000	1,198,826
5.52%, 3/1/2049	729,000	664,126
7.05%, 6/20/2036	636,000	710,291
TELUS Corp. 4.60%, 11/16/2048	30,000	25,511
T-Mobile USA, Inc.:
3.00%, 2/15/2041	890,000	662,997
3.30%, 2/15/2051	825,000	551,463
3.40%, 10/15/2052	880,000	591,994
3.60%, 11/15/2060	20,800	13,824
4.38%, 4/15/2040	870,000	780,529
4.50%, 4/15/2050	826,000	680,781
4.95%, 11/15/2035	2,425,000	2,412,317
5.25%, 6/15/2055	415,000	378,322
5.50%, 1/15/2055	688,000	652,093
5.65%, 1/15/2053	30,000	29,040
5.70%, 1/15/2056	740,000	721,833
5.75%, 1/15/2054	458,000	449,477
5.80%, 9/15/2062	261,000	257,077
5.88%, 11/15/2055 (b)	245,000	244,615
6.00%, 6/15/2054	303,000	308,124
Verizon Communications, Inc.:
2.65%, 11/20/2040	692,000	494,628
2.85%, 9/3/2041	325,000	234,130
2.88%, 11/20/2050	1,087,000	673,668
2.99%, 10/30/2056	711,000	423,095
3.40%, 3/22/2041	1,007,000	788,491
3.55%, 3/22/2051	1,604,000	1,140,813
3.70%, 3/22/2061	1,715,000	1,158,585
3.85%, 11/1/2042	259,000	207,832
3.88%, 3/1/2052 (b)	398,000	295,216
4.00%, 3/22/2050	333,000	253,699
4.13%, 8/15/2046	276,000	221,043
4.27%, 1/15/2036	420,000	393,817
4.52%, 9/15/2048	364,000	304,340

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.67%, 3/15/2055	$332,000	$275,158
4.75%, 11/1/2041	203,000	185,223
4.81%, 3/15/2039	227,000	215,573
4.86%, 8/21/2046	1,481,000	1,318,594
5.00%, 1/15/2036	625,000	619,831
5.01%, 4/15/2049	205,000	183,879
5.01%, 8/21/2054	357,000	313,682
5.25%, 3/16/2037	304,000	306,164
5.50%, 3/16/2047	298,000	286,932
5.75%, 11/30/2045 (b)	680,000	675,859
5.85%, 9/15/2035	671,000	714,373
5.88%, 11/30/2055	1,567,000	1,549,168
6.00%, 11/30/2065	1,090,000	1,077,007
6.55%, 9/15/2043	405,000	445,407
Vodafone Group PLC:
4.38%, 2/19/2043	50,000	42,709
4.88%, 6/19/2049	80,000	69,646
5.00%, 5/30/2038	111,000	109,275
5.13%, 6/19/2059	90,000	79,213
5.25%, 5/30/2048	100,000	92,353
5.63%, 2/10/2053	490,000	468,876
5.75%, 6/28/2054 (b)	1,129,000	1,094,814
5.75%, 2/10/2063	412,000	391,742
5.88%, 6/28/2064	628,000	608,237
6.15%, 2/27/2037	368,000	400,038
		60,366,870
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	245,000	218,839
6.35%, 3/15/2040	734,000	770,788
Mattel, Inc. 5.45%, 11/1/2041	274,000	257,812
		1,247,439
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	30,000	18,889
3.05%, 2/15/2051	180,000	118,854
3.30%, 9/15/2051	50,000	34,545
3.55%, 2/15/2050	493,000	361,369
3.90%, 8/1/2046	525,000	419,869
4.05%, 6/15/2048	445,000	360,009
4.13%, 6/15/2047	510,000	419,806
4.15%, 4/1/2045	636,497	534,721
4.15%, 12/15/2048	498,000	408,016
4.38%, 9/1/2042	195,000	173,283
4.40%, 3/15/2042	261,000	233,587
4.45%, 3/15/2043	321,000	285,860
4.45%, 1/15/2053	491,000	414,586
4.55%, 9/1/2044	459,000	408,106
4.70%, 9/1/2045	349,000	315,388
4.90%, 4/1/2044	399,000	375,710
4.95%, 9/15/2041	158,000	152,699
5.05%, 3/1/2041	195,000	191,340
Security Description	Principal Amount	Value
5.15%, 9/1/2043	$246,000	$238,588
5.20%, 4/15/2054	920,000	866,520
5.40%, 6/1/2041	36,000	36,509
5.50%, 3/15/2055	754,000	741,853
5.55%, 3/15/2056	235,000	232,044
5.75%, 5/1/2040	536,000	567,308
5.80%, 3/15/2056	548,000	560,303
6.15%, 5/1/2037	223,000	247,682
6.20%, 8/15/2036	113,000	126,337
Canadian National Railway Co.:
2.45%, 5/1/2050	40,000	23,754
3.20%, 8/2/2046	240,000	173,738
3.65%, 2/3/2048	436,000	332,860
4.40%, 8/5/2052 (b)	349,000	294,629
4.45%, 1/20/2049	431,000	368,712
6.13%, 11/1/2053	268,000	287,221
6.20%, 6/1/2036	162,000	179,585
6.38%, 11/15/2037	198,000	222,017
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	106,202
3.50%, 5/1/2050	369,000	266,270
4.20%, 11/15/2069	364,000	270,390
4.30%, 5/15/2043	326,000	282,606
4.70%, 5/1/2048	250,000	220,560
4.80%, 8/1/2045	228,000	209,920
4.95%, 8/15/2045	205,000	190,656
5.95%, 5/15/2037	187,000	201,751
6.13%, 9/15/2115	579,000	579,521
CSX Corp.:
3.35%, 9/15/2049	347,000	244,028
3.80%, 11/1/2046	573,000	449,226
3.80%, 4/15/2050	287,000	219,013
3.95%, 5/1/2050	338,000	263,106
4.10%, 3/15/2044	553,000	464,017
4.25%, 11/1/2066	316,000	242,672
4.30%, 3/1/2048	571,000	476,928
4.40%, 3/1/2043	258,000	226,841
4.50%, 3/15/2049	234,000	199,527
4.50%, 11/15/2052 (b)	413,000	350,777
4.50%, 8/1/2054	258,000	217,164
4.65%, 3/1/2068	240,000	196,862
4.75%, 5/30/2042	273,000	252,290
4.75%, 11/15/2048	353,000	314,265
4.90%, 3/15/2055 (b)	347,000	311,131
5.50%, 4/15/2041	218,000	222,633
6.00%, 10/1/2036	162,000	175,870
6.15%, 5/1/2037	255,000	280,087
6.22%, 4/30/2040	233,000	255,951
FedEx Corp.:
3.25%, 5/15/2041	317,000	237,867
3.88%, 8/1/2042	15,000	11,898
4.05%, 2/15/2048	370,000	283,004
4.10%, 4/15/2043	220,000	177,718
4.10%, 2/1/2045	359,000	284,224

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 1/15/2047	$261,000	$212,318
4.55%, 4/1/2046	1,028,000	865,265
4.75%, 11/15/2045	581,000	500,468
4.95%, 10/17/2048	217,000	189,241
5.10%, 1/15/2044	232,000	211,280
5.25%, 5/15/2050	383,000	352,664
Norfolk Southern Corp.:
3.05%, 5/15/2050	90,000	59,250
3.40%, 11/1/2049	161,000	114,122
3.70%, 3/15/2053	198,000	144,399
3.94%, 11/1/2047	292,000	230,692
3.95%, 10/1/2042 (b)	197,000	163,689
4.05%, 8/15/2052	233,000	181,076
4.10%, 5/15/2049	118,000	94,337
4.10%, 5/15/2121	522,000	361,850
4.15%, 2/28/2048	274,000	223,307
4.45%, 6/15/2045	65,000	56,174
4.55%, 6/1/2053	372,000	314,202
4.65%, 1/15/2046	848,000	751,803
4.84%, 10/1/2041	123,000	116,169
5.10%, 8/1/2118	327,000	283,597
5.35%, 8/1/2054 (b)	110,000	105,079
5.95%, 3/15/2064	437,000	447,278
Union Pacific Corp.:
2.89%, 4/6/2036	173,000	146,268
2.95%, 3/10/2052	670,000	427,942
2.97%, 9/16/2062	184,000	108,012
3.20%, 5/20/2041	255,000	200,040
3.25%, 2/5/2050	1,035,600	716,687
3.35%, 8/15/2046	199,000	144,808
3.38%, 2/14/2042	186,000	146,352
3.50%, 2/14/2053	704,000	498,650
3.55%, 5/20/2061	357,000	239,297
Series MTN, 3.55%, 8/15/2039	202,000	172,660
3.60%, 9/15/2037	162,000	144,117
3.75%, 2/5/2070	315,000	212,981
3.80%, 10/1/2051	514,000	388,533
3.80%, 4/6/2071	40,000	27,466
3.84%, 3/20/2060	1,161,000	838,788
3.85%, 2/14/2072	191,000	132,428
3.88%, 2/1/2055	326,000	244,559
3.95%, 8/15/2059	338,000	250,847
4.00%, 4/15/2047	272,000	217,880
4.05%, 11/15/2045	332,000	272,330
4.05%, 3/1/2046	379,000	309,260
4.10%, 9/15/2067	281,000	208,243
4.30%, 3/1/2049	299,000	248,263
4.50%, 9/10/2048	207,000	177,927
4.95%, 9/9/2052	300,000	273,462
4.95%, 5/15/2053	231,000	210,083
5.15%, 1/20/2063	198,000	181,796
5.60%, 12/1/2054	600,000	598,464
United Parcel Service, Inc.:
3.40%, 11/15/2046	220,000	163,000
Security Description	Principal Amount	Value
3.40%, 9/1/2049	$361,000	$256,303
3.63%, 10/1/2042	229,000	183,447
3.75%, 11/15/2047	672,000	519,543
4.25%, 3/15/2049	439,374	362,453
4.88%, 11/15/2040	177,000	170,384
5.05%, 3/3/2053	572,000	523,998
5.20%, 4/1/2040 (b)	175,000	176,241
5.30%, 4/1/2050 (b)	679,000	650,482
5.50%, 5/22/2054	677,000	660,055
5.60%, 5/22/2064 (b)	307,000	296,362
5.95%, 5/14/2055	753,000	778,128
6.05%, 5/14/2065	615,000	634,643
6.20%, 1/15/2038 (b)	366,000	403,907
		38,906,621
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	202,000	128,113
5.20%, 3/15/2044	161,000	152,097
6.05%, 6/5/2054	457,000	462,575
		742,785
WATER — 0.3%
American Water Capital Corp.:
3.45%, 5/1/2050	320,000	228,182
3.75%, 9/1/2047	448,000	344,449
4.00%, 12/1/2046	197,000	158,589
4.15%, 6/1/2049	422,000	341,174
4.20%, 9/1/2048	455,000	370,402
4.30%, 12/1/2042	133,000	115,995
4.30%, 9/1/2045	201,000	171,935
5.45%, 3/1/2054	381,000	370,416
5.70%, 9/1/2055	538,000	539,453
6.59%, 10/15/2037	239,000	270,737
Essential Utilities, Inc.:
3.35%, 4/15/2050	272,000	187,558
4.28%, 5/1/2049	288,000	232,649
5.30%, 5/1/2052	356,000	333,586
		3,665,125
TOTAL CORPORATE BONDS & NOTES (Cost $1,197,271,218)		1,089,759,546
Shares
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	1,702,167	1,702,167

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	56,871,607	$56,871,607
TOTAL SHORT-TERM INVESTMENTS (Cost $58,573,774)		58,573,774
TOTAL INVESTMENTS — 103.8% (Cost $1,255,844,992)		1,148,333,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(41,966,363)
NET ASSETS — 100.0%		$1,106,366,957
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,089,759,546	$—	$1,089,759,546
Short-Term Investments	58,573,774	—	—	58,573,774
TOTAL INVESTMENTS	$58,573,774	$1,089,759,546	$—	$1,148,333,320

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,801,089	$2,801,089	$79,662,654	$80,761,576	$—	$—	1,702,167	$1,702,167	$57,783
State Street Navigator Securities Lending Portfolio II	48,347,355	48,347,355	141,461,268	132,937,016	—	—	56,871,607	56,871,607	62,320
Total		$51,148,444	$221,123,922	$213,698,592	$—	$—		$58,573,774	$120,103
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$149,422,500	$94,953,329
1.13%, 8/15/2040	183,779,100	115,579,825
1.25%, 5/15/2050	226,939,700	108,824,678
1.38%, 11/15/2040	204,441,300	132,886,845
1.38%, 8/15/2050	252,184,400	124,279,625
1.63%, 11/15/2050	249,904,700	131,473,301
1.75%, 8/15/2041	265,104,000	179,152,312
1.88%, 2/15/2041	227,777,800	159,302,099
1.88%, 2/15/2051	276,926,600	155,035,626
1.88%, 11/15/2051	260,885,400	144,506,054
2.00%, 11/15/2041	237,105,000	165,714,166
2.00%, 2/15/2050	189,394,400	111,239,617
2.00%, 8/15/2051	275,651,000	158,240,902
2.25%, 5/15/2041	183,595,600	135,200,947
2.25%, 8/15/2046	124,572,500	82,062,134
2.25%, 8/15/2049	162,572,400	102,166,593
2.25%, 2/15/2052	235,462,800	143,154,024
2.38%, 2/15/2042	177,993,700	131,186,919
2.38%, 11/15/2049	151,350,600	97,384,652
2.38%, 5/15/2051	277,817,100	175,415,453
2.50%, 2/15/2045	122,466,100	86,816,984
2.50%, 2/15/2046	90,666,900	63,197,663
2.50%, 5/15/2046	90,164,800	62,622,271
2.75%, 8/15/2042	56,667,900	43,784,807
2.75%, 11/15/2042	83,345,500	64,110,921
2.75%, 8/15/2047	122,283,700	87,471,059
2.75%, 11/15/2047	123,211,600	87,846,020
2.88%, 5/15/2043	114,101,900	88,660,742
2.88%, 8/15/2045	76,940,500	57,789,529
2.88%, 11/15/2046 (a)	45,001,500	33,265,953
2.88%, 5/15/2049	172,064,500	123,671,359
2.88%, 5/15/2052	222,838,900	156,022,049
3.00%, 5/15/2042	49,790,900	40,105,014
3.00%, 11/15/2044	88,793,600	68,773,418
3.00%, 5/15/2045	57,081,500	43,988,431
3.00%, 11/15/2045	46,303,400	35,414,866
3.00%, 2/15/2047	89,064,800	67,132,593
3.00%, 5/15/2047	71,607,400	53,828,625
3.00%, 2/15/2048	137,130,400	102,183,575
3.00%, 8/15/2048	164,101,600	121,717,234
3.00%, 2/15/2049	176,670,400	130,377,234
3.00%, 8/15/2052	211,889,000	152,030,357
3.13%, 11/15/2041	50,404,600	41,717,682
3.13%, 2/15/2042	51,969,900	42,785,844
3.13%, 2/15/2043	71,146,500	57,617,548
3.13%, 8/15/2044	106,331,700	84,284,487
3.13%, 5/15/2048	146,631,100	111,554,192
3.25%, 5/15/2042	155,320,800	129,741,406
3.38%, 8/15/2042	146,863,000	124,259,866
3.38%, 5/15/2044	82,826,700	68,448,503
3.38%, 11/15/2048	167,760,200	132,923,746
3.50%, 2/15/2039	28,408,600	25,905,092
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$82,498,600	$71,296,837
3.63%, 2/15/2044	87,671,800	75,356,652
3.63%, 2/15/2053	217,947,100	176,775,531
3.63%, 5/15/2053	216,109,000	175,115,824
3.75%, 8/15/2041	47,173,200	42,566,442
3.75%, 11/15/2043	84,744,900	74,350,408
3.88%, 8/15/2040	47,782,400	44,288,312
3.88%, 2/15/2043	147,287,700	132,720,026
3.88%, 5/15/2043	147,509,900	132,505,377
4.00%, 11/15/2042	145,979,600	133,981,902
4.00%, 11/15/2052 (a)	217,272,400	188,755,397
4.13%, 8/15/2044	159,001,900	146,157,528
4.13%, 8/15/2053	240,239,800	213,062,673
4.25%, 5/15/2039	42,943,600	42,091,438
4.25%, 11/15/2040	48,234,900	46,591,899
4.25%, 2/15/2054	262,815,600	238,053,443
4.25%, 8/15/2054	262,082,600	237,471,406
4.38%, 2/15/2038	24,723,200	24,951,117
4.38%, 11/15/2039	49,834,900	49,196,390
4.38%, 5/15/2040	48,690,500	47,914,495
4.38%, 5/15/2041	43,478,800	42,398,624
4.38%, 8/15/2043	159,195,000	152,255,093
4.50%, 2/15/2036	30,312,900	31,283,860
4.50%, 5/15/2038	27,513,700	28,072,572
4.50%, 8/15/2039	45,392,200	45,505,680
4.50%, 2/15/2044	161,808,500	156,777,267
4.50%, 11/15/2054	262,377,800	247,988,018
4.63%, 2/15/2040	50,085,200	50,672,136
4.63%, 5/15/2044	160,018,400	157,343,092
4.63%, 11/15/2044	161,532,500	158,503,766
4.63%, 11/15/2045	104,684,300	102,427,045
4.63%, 5/15/2054	262,663,600	253,429,333
4.63%, 2/15/2055	262,815,400	253,698,991
4.63%, 11/15/2055	160,452,600	154,911,971
4.75%, 2/15/2037	18,221,900	19,090,287
4.75%, 2/15/2041	50,585,900	51,550,194
4.75%, 11/15/2043	160,545,200	160,770,967
4.75%, 2/15/2045	159,889,100	159,264,533
4.75%, 11/15/2053	251,497,100	247,292,383
4.75%, 5/15/2055	262,910,700	258,925,960
4.75%, 8/15/2055	261,935,700	258,088,519
4.88%, 8/15/2045	160,720,900	162,503,897
5.00%, 5/15/2037	23,417,800	25,071,682
5.00%, 5/15/2045	158,944,900	163,390,390
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,203,529,245)		10,872,227,528

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c) (Cost $1,770,640)	1,770,640	$1,770,640
TOTAL INVESTMENTS — 99.0% (Cost $13,205,299,885)		10,873,998,168
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		112,436,476
NET ASSETS — 100.0%		$10,986,434,644
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,872,227,528	$—	$10,872,227,528
Short-Term Investment	1,770,640	—	—	1,770,640
TOTAL INVESTMENTS	$1,770,640	$10,872,227,528	$—	$10,873,998,168

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,037,083	$4,037,083	$428,059,615	$430,326,058	$—	$—	1,770,640	$1,770,640	$566,040
State Street Navigator Securities Lending Portfolio II	—	—	625,264,391	625,264,391	—	—	—	—	64,490
Total		$4,037,083	$1,053,324,006	$1,055,590,449	$—	$—		$1,770,640	$630,530
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$403,500	$256,412
1.13%, 8/15/2040	512,000	322,000
1.25%, 5/15/2050	690,600	331,164
1.38%, 11/15/2040	643,700	418,405
1.38%, 8/15/2050	828,100	408,098
1.63%, 11/15/2050	781,200	410,984
1.75%, 8/15/2041	623,400	421,282
1.88%, 2/15/2041	712,600	498,375
1.88%, 2/15/2051	919,100	514,552
1.88%, 11/15/2051	828,100	458,690
2.00%, 11/15/2041	621,700	434,510
2.00%, 2/15/2050	643,700	378,073
2.00%, 8/15/2051	897,000	514,934
2.25%, 5/15/2041	574,800	423,286
2.25%, 8/15/2046	413,500	272,393
2.25%, 8/15/2049	529,300	332,632
2.25%, 2/15/2052	736,100	447,526
2.38%, 2/15/2042	598,200	440,892
2.38%, 11/15/2049	505,900	325,515
2.38%, 5/15/2051	666,900	421,085
2.50%, 2/15/2045	391,500	277,537
2.50%, 2/15/2046	322,600	224,862
2.50%, 5/15/2046	322,600	224,056
2.75%, 8/15/2042	184,800	142,787
2.75%, 11/15/2042	253,700	195,151
2.75%, 8/15/2047	413,500	295,782
2.75%, 11/15/2047	413,500	294,813
2.88%, 5/15/2043	368,000	285,947
2.88%, 8/15/2045	275,600	207,001
2.88%, 11/15/2046	184,800	136,608
2.88%, 5/15/2049	551,400	396,319
2.88%, 5/15/2052	736,100	515,385
3.00%, 5/15/2042	184,800	148,851
3.00%, 11/15/2044	275,600	213,461
3.00%, 5/15/2045	184,800	142,412
3.00%, 11/15/2045	184,800	141,343
3.00%, 2/15/2047	368,000	277,380
3.00%, 5/15/2047	275,600	207,174
3.00%, 2/15/2048	460,400	343,070
3.00%, 8/15/2048	529,300	392,592
3.00%, 2/15/2049	551,400	406,916
3.00%, 8/15/2052	690,600	495,505
3.13%, 11/15/2041	184,800	152,951
3.13%, 2/15/2042	184,800	152,142
3.13%, 2/15/2043	230,200	186,426
3.13%, 8/15/2044	322,600	255,711
3.13%, 5/15/2048	460,400	350,264
3.25%, 5/15/2042	551,400	460,591
3.38%, 8/15/2042	460,400	389,542
3.38%, 5/15/2044	275,600	227,758
3.38%, 11/15/2048	551,400	436,898
3.63%, 8/15/2043	275,600	238,179
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$275,600	$236,887
3.63%, 2/15/2053	690,600	560,141
3.63%, 5/15/2053	690,600	559,602
3.75%, 8/15/2041	280,400	253,017
3.75%, 11/15/2043	253,700	222,582
3.88%, 8/15/2040	184,800	171,286
3.88%, 2/15/2043	460,400	414,864
3.88%, 5/15/2043	460,400	413,569
4.00%, 11/15/2042	460,400	422,561
4.00%, 11/15/2052	690,600	599,959
4.13%, 8/15/2053	781,200	692,827
4.25%, 5/15/2039	332,800	326,196
4.25%, 11/15/2040	322,800	311,805
4.25%, 2/15/2054	828,100	750,077
4.25%, 8/15/2054	180,000	163,097
4.38%, 11/15/2039	219,600	216,786
4.38%, 5/15/2040	369,100	363,217
4.38%, 5/15/2041	407,000	396,889
4.38%, 8/15/2043	482,400	461,370
4.50%, 2/15/2036	305,600	315,389
4.50%, 8/15/2039	279,200	279,898
4.50%, 2/15/2044	505,900	490,170
4.50%, 11/15/2054	358,000	338,366
4.63%, 2/15/2040	184,800	186,966
4.63%, 5/15/2044	160,300	157,620
4.63%, 11/15/2045	103,100	100,877
4.63%, 5/15/2054	372,900	359,790
4.63%, 2/15/2055	800,400	772,636
4.63%, 11/15/2055	300,200	289,834
4.75%, 2/15/2041	354,500	361,258
4.75%, 11/15/2043	505,900	506,611
4.75%, 11/15/2053	781,200	768,139
4.75%, 5/15/2055	845,700	832,882
4.75%, 8/15/2055	750,700	739,674
U.S. Treasury Notes:
0.38%, 7/31/2027	551,400	525,230
0.38%, 9/30/2027	598,200	566,981
0.50%, 4/30/2027	440,000	423,070
0.50%, 5/31/2027	413,500	396,588
0.50%, 6/30/2027	460,400	440,527
0.50%, 8/31/2027	460,400	438,387
0.50%, 10/31/2027	551,400	522,473
0.63%, 3/31/2027	408,400	394,250
0.63%, 11/30/2027	598,200	566,888
0.63%, 12/31/2027	872,900	825,197
0.63%, 5/15/2030 (a)	966,000	847,816
0.63%, 8/15/2030	1,207,000	1,050,373
0.75%, 1/31/2028	736,100	695,960
0.88%, 11/15/2030	1,252,400	1,094,872
1.00%, 7/31/2028	831,100	779,806
1.13%, 2/28/2027	423,800	412,361
1.13%, 2/29/2028	736,100	700,100
1.13%, 8/31/2028 (a)	736,100	691,474
1.13%, 2/15/2031	1,291,700	1,137,301
1.25%, 3/31/2028	897,900	854,618

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 4/30/2028	$736,100	$699,295
1.25%, 5/31/2028	736,100	697,915
1.25%, 6/30/2028	690,600	653,588
1.25%, 9/30/2028	893,300	840,330
1.25%, 8/15/2031	1,384,000	1,206,026
1.38%, 10/31/2028	708,000	667,013
1.38%, 12/31/2028	690,600	648,301
1.38%, 11/15/2031 (a)	1,338,600	1,166,255
1.50%, 1/31/2027	966,000	945,397
1.50%, 11/30/2028	690,600	651,754
1.50%, 2/15/2030	690,600	634,327
1.63%, 8/15/2029	551,400	514,784
1.63%, 5/15/2031	1,291,700	1,157,383
1.75%, 1/31/2029	643,700	609,906
1.75%, 11/15/2029	406,500	379,633
1.88%, 2/28/2027	696,200	683,282
1.88%, 2/28/2029	598,200	568,150
1.88%, 2/15/2032	1,269,800	1,132,900
2.25%, 2/15/2027	551,400	543,689
2.25%, 8/15/2027	551,400	540,674
2.25%, 11/15/2027	862,100	842,938
2.38%, 5/15/2027	690,600	680,106
2.38%, 3/31/2029	598,200	576,375
2.38%, 5/15/2029	598,200	575,253
2.50%, 3/31/2027	810,600	800,626
2.63%, 5/31/2027	598,200	591,003
2.63%, 2/15/2029	736,100	715,685
2.63%, 7/31/2029	460,400	445,329
2.75%, 4/30/2027	598,200	592,358
2.75%, 7/31/2027	622,200	615,176
2.75%, 2/15/2028	736,100	725,001
2.75%, 5/31/2029	551,400	536,624
2.75%, 8/15/2032	1,082,100	1,009,058
2.88%, 5/15/2028	781,200	770,092
2.88%, 8/15/2028	781,200	768,689
2.88%, 4/30/2029	551,400	539,209
2.88%, 5/15/2032	1,246,300	1,175,417
3.13%, 8/31/2027	551,400	548,212
3.13%, 11/15/2028	736,100	727,819
3.13%, 8/31/2029	460,400	452,631
3.25%, 6/30/2027	551,400	549,505
3.25%, 6/30/2029	505,900	500,169
3.38%, 9/15/2027 (a)	662,900	661,709
3.38%, 11/30/2027	413,500	412,709
3.38%, 12/31/2027	425,000	424,170
3.38%, 9/15/2028	332,800	331,474
3.38%, 5/15/2033	1,222,800	1,176,181
3.50%, 9/30/2027	152,900	152,942
3.50%, 10/31/2027	555,900	556,052
3.50%, 1/31/2028	505,900	505,979
3.50%, 4/30/2028	538,500	538,416
3.50%, 10/15/2028 (a)	519,600	519,113
3.50%, 11/15/2028	612,500	611,830
3.50%, 12/15/2028	750,000	749,180
3.50%, 9/30/2029	358,400	356,804
Security Description	Principal Amount	Value
3.50%, 1/31/2030	$460,400	$457,810
3.50%, 4/30/2030	805,000	799,277
3.50%, 11/30/2030	637,500	631,274
3.50%, 2/15/2033 (a)	1,415,100	1,375,743
3.63%, 8/31/2027	966,100	968,213
3.63%, 3/31/2028	505,900	507,283
3.63%, 5/31/2028	505,900	507,244
3.63%, 8/15/2028	536,100	537,482
3.63%, 8/31/2029	358,400	358,400
3.63%, 3/31/2030	413,500	412,757
3.63%, 8/31/2030	754,700	752,106
3.63%, 9/30/2030	787,000	784,110
3.63%, 10/31/2030	741,700	738,745
3.63%, 12/31/2030	500,000	497,695
3.63%, 9/30/2031	256,500	254,015
3.75%, 4/30/2027	460,400	461,839
3.75%, 6/30/2027	306,000	307,171
3.75%, 8/15/2027	638,900	641,595
3.75%, 4/15/2028	306,000	307,602
3.75%, 5/15/2028	306,000	307,673
3.75%, 12/31/2028	690,600	694,539
3.75%, 5/31/2030	413,500	414,566
3.75%, 6/30/2030	413,500	414,566
3.75%, 12/31/2030	505,900	506,295
3.75%, 8/31/2031	510,700	509,144
3.75%, 10/31/2032	371,600	367,710
3.75%, 11/30/2032	459,400	454,375
3.88%, 3/31/2027	843,600	847,258
3.88%, 5/31/2027	763,900	767,809
3.88%, 7/31/2027	99,200	99,781
3.88%, 10/15/2027	438,400	441,363
3.88%, 11/30/2027	505,900	509,497
3.88%, 12/31/2027	505,900	509,694
3.88%, 3/15/2028	403,100	406,344
3.88%, 6/15/2028	236,700	238,716
3.88%, 7/15/2028	190,200	191,820
3.88%, 9/30/2029	810,100	816,999
3.88%, 11/30/2029	413,500	416,957
3.88%, 12/31/2029	413,500	417,021
3.88%, 4/30/2030 (a)	460,400	464,069
3.88%, 6/30/2030 (a)	383,100	386,033
3.88%, 7/31/2030	677,500	682,581
3.88%, 8/31/2032	460,400	459,393
3.88%, 9/30/2032	306,000	305,235
3.88%, 12/31/2032	500,000	498,047
3.88%, 8/15/2033	1,338,600	1,328,351
3.88%, 8/15/2034	997,100	982,299
4.00%, 1/15/2027	643,700	646,793
4.00%, 12/15/2027	170,800	172,468
4.00%, 2/29/2028	721,800	729,300
4.00%, 6/30/2028	505,900	511,789
4.00%, 1/31/2029	736,100	745,531
4.00%, 7/31/2029	285,400	289,124
4.00%, 10/31/2029	781,000	791,312
4.00%, 2/28/2030 (a)	991,800	1,004,507

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/31/2030	$383,100	$388,038
4.00%, 5/31/2030	536,100	542,969
4.00%, 7/31/2030	436,900	442,498
4.00%, 1/31/2031	505,900	511,868
4.00%, 4/30/2032	306,000	308,104
4.00%, 6/30/2032	499,000	502,158
4.00%, 7/31/2032	383,100	385,315
4.00%, 2/15/2034 (a)	1,476,200	1,472,509
4.00%, 11/15/2035	657,800	648,858
4.13%, 1/31/2027	824,900	830,152
4.13%, 2/15/2027	788,600	793,714
4.13%, 2/28/2027	793,600	798,901
4.13%, 9/30/2027	551,400	557,323
4.13%, 10/31/2027	505,900	511,512
4.13%, 11/15/2027	681,600	689,401
4.13%, 7/31/2028	505,900	513,449
4.13%, 3/31/2029	828,100	842,009
4.13%, 10/31/2029	382,400	388,972
4.13%, 11/30/2029	510,900	519,761
4.13%, 8/31/2030	460,400	468,529
4.13%, 3/31/2031	529,300	538,439
4.13%, 7/31/2031 (a)	431,900	438,986
4.13%, 10/31/2031	382,400	388,405
4.13%, 11/30/2031	426,000	432,556
4.13%, 2/29/2032	396,800	402,535
4.13%, 3/31/2032	306,000	310,327
4.13%, 5/31/2032	344,600	349,257
4.13%, 11/15/2032	1,200,900	1,215,161
4.25%, 3/15/2027	690,600	696,400
4.25%, 1/15/2028	298,600	303,009
4.25%, 2/15/2028	475,800	483,086
4.25%, 2/28/2029	781,200	797,068
4.25%, 6/30/2029	230,200	235,092
4.25%, 1/31/2030	298,600	305,272
4.25%, 2/28/2031 (a)	505,900	517,638
4.25%, 6/30/2031	401,300	410,517
4.25%, 11/15/2034	1,064,700	1,076,844
4.25%, 5/15/2035	1,112,400	1,122,481
4.25%, 8/15/2035	950,400	957,973
4.38%, 7/15/2027	142,700	144,595
4.38%, 8/31/2028	554,900	566,648
4.38%, 11/30/2028	960,600	982,364
4.38%, 12/31/2029	349,000	358,352
Security Description	Principal Amount	Value
4.38%, 11/30/2030	$460,400	$473,744
4.38%, 1/31/2032	426,000	438,015
4.38%, 5/15/2034	1,090,200	1,115,070
4.50%, 4/15/2027	736,100	745,129
4.50%, 5/15/2027	431,900	437,602
4.50%, 5/31/2029	690,600	710,509
4.50%, 12/31/2031	468,000	484,526
4.50%, 11/15/2033	1,407,300	1,453,917
4.63%, 6/15/2027	142,700	144,985
4.63%, 9/30/2028	598,200	615,118
4.63%, 4/30/2029	873,600	901,992
4.63%, 9/30/2030	460,400	478,528
4.63%, 4/30/2031	551,400	574,059
4.63%, 5/31/2031	431,900	449,648
4.63%, 2/15/2035	1,049,800	1,090,480
4.88%, 10/31/2028 (a)	643,700	666,531
4.88%, 10/31/2030	460,400	483,744
TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,699,183)		147,963,734
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c) (Cost $171,575)	171,575	171,575
TOTAL INVESTMENTS — 99.3% (Cost $147,870,758)		148,135,309
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,011,112
NET ASSETS — 100.0%		$149,146,421
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$ 147,963,734	$ —	$ 147,963,734
Short-Term Investment	171,575	—	—	171,575
TOTAL INVESTMENTS	$171,575	$147,963,734	$—	$148,135,309

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,709	$440,709	$5,123,581	$5,392,715	$—	$—	171,575	$171,575	$5,252
State Street Navigator Securities Lending Portfolio II	—	—	5,847,581	5,847,581	—	—	—	—	399
Total		$440,709	$10,971,162	$11,240,296	$—	$—		$171,575	$5,651
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.70%, 2/1/2027	$4,109,000	$4,049,502
2.80%, 3/1/2027	3,548,000	3,492,296
3.25%, 2/1/2028	3,861,000	3,795,826
3.25%, 3/1/2028	4,743,000	4,654,164
3.45%, 11/1/2028	646,000	632,434
5.04%, 5/1/2027	10,633,000	10,741,563
6.26%, 5/1/2027	5,069,000	5,201,808
General Dynamics Corp.:
2.63%, 11/15/2027 (a)	3,968,000	3,899,631
3.50%, 4/1/2027	3,522,000	3,514,498
3.75%, 5/15/2028 (a)	9,571,000	9,589,951
HEICO Corp. 5.25%, 8/1/2028	1,268,000	1,303,656
Hexcel Corp. 4.20%, 2/15/2027	3,077,000	3,065,492
Howmet Aerospace, Inc. 6.75%, 1/15/2028	2,589,000	2,725,285
L3Harris Technologies, Inc.:
4.40%, 6/15/2028	9,569,000	9,641,015
5.40%, 1/15/2027	4,043,000	4,101,138
Lockheed Martin Corp.:
4.15%, 8/15/2028	3,654,000	3,677,312
4.45%, 5/15/2028	3,560,000	3,604,073
5.10%, 11/15/2027 (a)	3,523,000	3,607,658
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,911,000	1,897,738
3.25%, 1/15/2028	11,094,000	10,946,672
RTX Corp.:
3.13%, 5/4/2027	5,618,000	5,559,236
3.50%, 3/15/2027	7,203,000	7,166,985
4.13%, 11/16/2028	13,900,000	13,944,480
7.20%, 8/15/2027 (a)	1,866,000	1,960,401
		122,772,814
AGRICULTURE — 1.0%
Altria Group, Inc.:
4.88%, 2/4/2028 (a)	4,957,000	5,039,683
6.20%, 11/1/2028	750,000	791,355
BAT Capital Corp.:
2.26%, 3/25/2028	6,814,000	6,557,998
3.56%, 8/15/2027	9,386,000	9,313,540
4.70%, 4/2/2027	3,974,000	3,999,155
BAT International Finance PLC 4.45%, 3/16/2028	12,195,000	12,291,219
Bunge Ltd. Finance Corp.:
3.75%, 9/25/2027	2,614,000	2,606,027
4.10%, 1/7/2028	3,293,000	3,300,343
Philip Morris International, Inc.:
3.13%, 8/17/2027 (a)	3,561,000	3,521,936
3.13%, 3/2/2028 (a)	2,708,000	2,664,076
3.88%, 10/27/2028	6,441,000	6,432,820
4.13%, 4/28/2028	6,249,000	6,277,308
Security Description	Principal Amount	Value
4.38%, 11/1/2027	$3,977,000	$4,013,270
4.75%, 2/12/2027	7,749,000	7,825,173
4.88%, 2/15/2028	5,626,000	5,731,881
5.13%, 11/17/2027	6,529,000	6,670,941
5.25%, 9/7/2028	211,000	217,769
		87,254,494
AIRLINES — 0.5%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	285,119	276,177
Series 2016-2, Class AA, 3.20%, 12/15/2029	262,441	255,693
Series 2015-1, Class A, 3.38%, 11/1/2028	1,136,384	1,116,667
Series 2016-1, Class AA, 3.58%, 7/15/2029	980,868	966,989
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,363,238	1,343,240
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (a)	3,691,000	3,701,778
4.95%, 7/10/2028	9,943,000	10,119,687
Southwest Airlines Co.:
3.45%, 11/16/2027	2,342,000	2,307,924
4.38%, 11/15/2028	4,802,000	4,811,604
5.13%, 6/15/2027	10,396,000	10,525,534
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	4,199,040	4,295,912
		39,721,205
APPAREL — 0.1%
NIKE, Inc. 2.75%, 3/27/2027	2,831,000	2,797,906
Tapestry, Inc. 4.13%, 7/15/2027	3,743,000	3,740,267
		6,538,173
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	3,582,000	3,431,449
Series MTN, 2.35%, 1/8/2027	3,574,000	3,517,424
Series GMTN, 3.50%, 2/15/2028	3,584,000	3,547,694
4.25%, 9/1/2028	5,561,000	5,591,808
Series GMTN, 4.45%, 10/22/2027	3,775,000	3,808,673
4.55%, 7/9/2027 (a)	3,829,000	3,865,720
4.55%, 3/3/2028	3,910,000	3,951,055
4.70%, 1/12/2028	6,162,000	6,243,893
Series GMTN, 4.90%, 7/9/2027	7,057,000	7,154,951

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.13%, 7/7/2028	$3,525,000	$3,614,500
5.65%, 11/15/2028	1,250,000	1,303,662
Cummins, Inc. 4.25%, 5/9/2028	4,974,000	5,013,643
Ford Motor Co. 6.63%, 10/1/2028	170,000	179,935
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	6,449,000	6,207,549
3.82%, 11/2/2027	4,714,000	4,642,630
4.13%, 8/17/2027	7,859,000	7,803,515
4.27%, 1/9/2027	3,751,000	3,732,845
4.95%, 5/28/2027	9,860,000	9,893,031
5.80%, 3/5/2027	6,657,000	6,738,948
5.85%, 5/17/2027	13,140,000	13,338,808
5.92%, 3/20/2028	4,455,000	4,557,821
6.80%, 5/12/2028	6,722,000	7,013,399
6.80%, 11/7/2028	5,900,000	6,185,501
7.35%, 11/4/2027	8,941,000	9,332,884
General Motors Co.:
4.20%, 10/1/2027	3,278,000	3,281,966
5.00%, 10/1/2028	1,943,000	1,978,091
5.35%, 4/15/2028 (a)	4,435,000	4,544,145
6.80%, 10/1/2027	4,106,000	4,272,704
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	3,705,000	3,630,604
2.40%, 4/10/2028	9,841,000	9,474,324
2.40%, 10/15/2028 (a)	6,292,000	5,999,170
2.70%, 8/20/2027	5,408,000	5,286,753
3.85%, 1/5/2028	3,020,000	3,003,783
4.20%, 10/27/2028 (a)	4,680,000	4,687,675
4.35%, 1/17/2027	4,331,000	4,338,882
5.00%, 4/9/2027	4,237,000	4,282,251
5.00%, 7/15/2027	5,315,000	5,383,617
5.05%, 4/4/2028	14,601,000	14,865,716
5.35%, 7/15/2027	4,249,000	4,324,165
5.40%, 5/8/2027	4,481,000	4,555,026
5.80%, 6/23/2028	5,475,000	5,672,374
6.00%, 1/9/2028	4,196,000	4,335,685
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	3,917,000	3,852,017
4.44%, 7/8/2028	13,795,000	13,915,430
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	4,000	3,925
4.00%, 8/8/2028	2,827,000	2,844,754
Series R, 4.00%, 11/7/2028	2,725,000	2,736,581
4.25%, 6/23/2027	3,821,000	3,850,613
4.45%, 8/6/2027	3,407,000	3,446,657
4.55%, 3/3/2028	2,577,000	2,619,211
4.60%, 1/10/2028 (a)	3,727,000	3,795,316
5.00%, 5/13/2027 (a)	2,577,000	2,619,984
Toyota Motor Corp.:
4.19%, 6/30/2027 (a)	3,336,000	3,355,582
5.12%, 7/13/2028	1,000	1,030
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	$2,409,000	$2,311,749
Series MTN, 1.90%, 1/13/2027	3,120,000	3,060,689
Series MTN, 1.90%, 4/6/2028	1,369,000	1,312,556
Series GMTN, 3.05%, 1/11/2028	3,815,000	3,760,751
Series MTN, 3.05%, 3/22/2027 (a)	4,863,000	4,821,227
Series MTN, 3.20%, 1/11/2027	3,835,400	3,811,544
4.05%, 9/5/2028	8,679,000	8,721,006
Series MTN, 4.35%, 10/8/2027	9,124,000	9,214,328
4.50%, 5/14/2027	4,556,000	4,599,738
Series MTN, 4.55%, 9/20/2027	6,430,000	6,509,025
4.60%, 1/8/2027 (a)	3,069,000	3,095,025
4.63%, 1/12/2028 (a)	8,848,000	8,982,313
Series B, 5.00%, 3/19/2027 (a)	3,579,000	3,630,573
Series MTN, 5.25%, 9/11/2028	3,281,000	3,392,948
5.45%, 11/10/2027	4,739,000	4,878,042
		339,730,883
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027	3,075,000	3,012,977
Lear Corp. 3.80%, 9/15/2027 (a)	4,340,000	4,318,561
		7,331,538
BANKS — 32.6%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	3,957,000	3,969,188
Series A, 3.92%, 12/8/2028 (a)	6,785,000	6,806,848
Series A, 4.36%, 6/18/2028 (a)	3,926,000	3,977,234
4.75%, 1/18/2027	3,608,000	3,642,492
4.90%, 7/16/2027 (a)	3,790,000	3,855,188
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (b)	3,729,000	3,862,759
Banco Santander SA:
3.80%, 2/23/2028	9,537,000	9,462,230
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	5,253,000	5,255,889
4.25%, 4/11/2027	8,910,000	8,928,265
4.38%, 4/12/2028	7,198,000	7,235,286
5.29%, 8/18/2027	11,368,000	11,577,740

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (b)	$9,303,000	$9,479,664
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	3,461,000	3,517,830
5.59%, 8/8/2028	12,199,000	12,644,142
6.61%, 11/7/2028	1,050,000	1,120,035
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	9,232,000	9,187,132
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	17,513,000	17,287,257
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	17,004,000	16,213,824
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	9,298,000	9,148,860
Series MTN, 3.25%, 10/21/2027	10,848,000	10,750,802
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	18,124,000	17,912,130
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	12,753,000	12,666,152
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	12,111,000	12,055,653
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	17,702,000	17,658,099
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	8,281,000	8,265,680
Series L, 4.18%, 11/25/2027	6,382,000	6,392,466
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	13,359,000	13,415,375
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	13,978,000	14,031,536
SOFR + 1.11%, 4.62%, 5/9/2029 (b)	9,224,000	9,343,912
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	36,428,000	36,937,992
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	11,406,000	11,617,011
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	18,585,000	19,037,545
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	12,421,000	12,950,631
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	11,550,000	12,000,334
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	3,876,000	3,820,922
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	3,685,000	3,641,996
SOFR + 0.75%, 4.06%, 9/22/2028 (b)	12,403,000	12,407,341
Security Description	Principal Amount	Value
Series H, 4.70%, 9/14/2027 (a)	$3,120,000	$3,160,934
SOFR + 0.67%, 5.00%, 1/27/2029 (b)	4,756,000	4,845,270
5.20%, 2/1/2028 (a)	3,599,000	3,689,875
5.37%, 6/4/2027 (a)	7,262,000	7,412,178
5.72%, 9/25/2028	12,841,000	13,390,466
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (b)	9,595,000	9,752,838
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	682,000	647,464
Series MTN, 2.05%, 1/26/2027	3,301,000	3,240,295
Series MTN, 3.00%, 10/30/2028	3,692,000	3,595,860
Series MTN, 3.25%, 5/16/2027 (a)	3,921,000	3,894,141
Series MTN, 3.40%, 1/29/2028	3,596,000	3,570,217
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	5,089,000	5,063,199
Series MTN, 3.85%, 4/28/2028 (a)	3,785,000	3,793,933
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	9,540,000	9,547,060
SOFR + 0.68%, 4.44%, 6/9/2028 (b)	4,077,000	4,107,455
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	4,371,000	4,424,894
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (b)	3,566,000	3,619,597
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (b)	9,679,000	10,005,086
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (b)	5,987,000	6,355,919
Bank of Nova Scotia:
1.95%, 2/2/2027	3,532,000	3,461,925
2.95%, 3/11/2027	3,461,000	3,424,106
SOFR + 0.76%, 4.04%, 9/15/2028 (b)	7,509,000	7,508,549
SOFR + 1.00%, 4.40%, 9/8/2028 (b)	10,811,000	10,871,650
SOFR + 0.89%, 4.93%, 2/14/2029 (b)	3,460,000	3,526,778
5.25%, 6/12/2028	3,621,000	3,731,622
Series GMTN, 5.40%, 6/4/2027	3,961,000	4,044,062
Barclays PLC:
4.34%, 1/10/2028	12,016,000	12,044,718
SOFR + 1.08%, 4.48%, 11/11/2029 (b)	400,000	402,168
4.84%, 5/9/2028	15,643,000	15,763,451

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.34%, 4.84%, 9/10/2028 (b)	$6,891,000	$6,970,522
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	8,450,000	8,589,340
SOFR + 0.96%, 5.09%, 2/25/2029 (b)	5,938,000	6,049,041
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	8,554,000	8,737,569
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	7,300,000	7,430,962
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	3,250,000	3,433,918
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	6,856,000	7,246,586
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	3,832,000	3,812,725
SOFR + 0.60%, 4.24%, 9/8/2028 (b)	6,651,000	6,676,473
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	3,045,000	3,069,025
SOFR + 1.03%, 4.86%, 3/30/2029 (b)	9,524,000	9,681,622
5.00%, 4/28/2028 (a)	5,661,000	5,790,297
5.24%, 6/28/2027	4,680,000	4,770,184
5.99%, 10/3/2028 (a)	3,864,000	4,057,239
Capital One NA 4.65%, 9/13/2028	3,750,000	3,803,850
Citibank NA:
4.58%, 5/29/2027 (a)	15,845,000	16,009,630
5.80%, 9/29/2028	6,250,000	6,555,500
Citigroup, Inc.:
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	10,055,000	9,940,876
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	19,780,000	19,658,353
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	9,496,000	9,477,863
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	8,332,000	8,324,251
4.13%, 7/25/2028	7,789,000	7,786,975
4.45%, 9/29/2027	15,307,000	15,404,965
SOFR + 1.14%, 4.64%, 5/7/2028 (b)	27,845,000	28,069,988
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	34,706,000	35,214,443
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	21,133,000	21,690,277
6.63%, 1/15/2028	1,741,000	1,834,788
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (b)	3,644,000	3,670,419
Security Description	Principal Amount	Value
Commonwealth Bank of Australia 4.42%, 3/14/2028	$3,970,000	$4,020,459
Cooperatieve Rabobank UA:
3.96%, 10/17/2028	3,285,000	3,297,812
4.37%, 5/27/2027	3,630,000	3,660,674
4.88%, 1/21/2028 (a)	3,536,000	3,615,701
5.04%, 3/5/2027 (a)	3,193,000	3,238,724
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	14,534,000	14,295,497
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	6,034,000	5,935,344
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	2,680,000	2,691,444
5.37%, 9/9/2027	3,944,000	4,037,552
SOFR + 1.21%, 5.37%, 1/10/2029 (b)	6,072,000	6,196,355
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	7,801,000	8,165,931
Fifth Third Bancorp:
2.55%, 5/5/2027	3,856,000	3,783,392
3.95%, 3/14/2028	5,152,000	5,142,675
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	1,207,000	1,205,190
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	3,952,000	4,160,824
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	4,438,000	4,618,848
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	3,673,000	3,607,657
SOFR + 0.81%, 4.97%, 1/28/2028 (b)	3,918,000	3,954,242
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	3,869,000	4,007,704
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	16,288,000	16,204,117
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	16,634,000	16,375,175
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	14,635,000	14,550,702
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	16,698,000	16,613,007
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	12,593,000	12,517,820
SOFR + 0.90%, 4.15%, 10/21/2029 (b)	21,510,000	21,503,547
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	20,351,000	20,388,649
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	12,561,000	12,645,661

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.32%, 4.94%, 4/23/2028 (b)	$13,963,000	$14,122,318
5.95%, 1/15/2027	3,343,000	3,409,526
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	26,507,000	28,124,192
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	7,865,000	7,590,983
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	11,880,000	11,294,316
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	10,546,000	10,531,868
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	13,280,000	13,400,184
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	8,486,000	8,557,367
SOFR + 1.03%, 4.90%, 3/3/2029 (b)	31,442,000	31,898,223
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	1,503,000	1,530,896
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	11,238,000	11,425,675
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	14,422,000	14,696,883
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	10,033,000	10,443,851
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	24,853,000	26,272,603
HSBC USA, Inc. 4.65%, 6/3/2028	3,950,000	4,011,383
Huntington Bancshares, Inc.:
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	3,742,000	3,762,394
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	6,568,000	6,888,256
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	3,563,000	3,583,202
SOFR + 0.72%, 4.87%, 4/12/2028 (b)	4,112,000	4,145,965
ING Groep NV:
3.95%, 3/29/2027	6,631,000	6,628,414
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	5,268,000	5,268,527
4.55%, 10/2/2028	4,111,000	4,160,908
SOFR + 1.01%, 4.86%, 3/25/2029 (b)	8,241,000	8,361,566
JPMorgan Chase & Co.:
Series MTN, 1.05%, 6/23/2027	1,000	961
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	11,072,000	10,568,445
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	9,300,000	9,067,965
Security Description	Principal Amount	Value
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	$6,266,000	$6,190,933
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (b)	6,865,000	6,798,341
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (a) (b)	18,684,000	18,579,743
3.63%, 12/1/2027	3,879,000	3,860,420
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	28,512,000	28,444,712
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	14,596,000	14,581,988
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	10,280,000	10,311,868
4.25%, 10/1/2027	4,026,000	4,055,873
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	23,734,000	23,827,037
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	4,736,000	4,784,733
SOFR + 0.86%, 4.51%, 10/22/2028 (a) (b)	7,523,000	7,598,531
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	19,916,000	20,169,332
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	12,274,000	12,499,596
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	12,818,000	13,003,989
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	11,821,000	11,942,402
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	10,220,000	10,519,650
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	15,055,000	15,355,347
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	25,080,000	26,417,266
8.00%, 4/29/2027 (a)	3,877,000	4,086,823
KeyBank NA:
4.39%, 12/14/2027	2,122,000	2,132,695
5.85%, 11/15/2027 (a)	3,905,000	4,023,243
6.95%, 2/1/2028 (a)	653,000	685,813
KeyCorp:
Series MTN, 2.25%, 4/6/2027	4,571,000	4,467,650
Series MTN, 4.10%, 4/30/2028	3,972,000	3,975,813
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	10,978,000	10,887,322
3.75%, 1/11/2027	4,307,000	4,300,798
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	8,177,000	8,147,563

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/22/2028	$10,147,000	$10,208,795
4.55%, 8/16/2028	4,949,000	5,010,368
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (b)	10,620,000	10,794,593
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (b)	8,938,000	9,106,392
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	8,223,000	8,334,586
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	3,803,000	3,823,270
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (a) (b)	1,457,000	1,479,278
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (b)	5,060,000	5,488,228
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	3,857,000	3,808,556
4.70%, 1/27/2028	3,524,000	3,572,349
SOFR + 0.95%, 4.76%, 7/6/2028 (b)	3,779,000	3,812,369
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	18,812,000	18,479,216
3.29%, 7/25/2027	3,574,000	3,542,835
3.68%, 2/22/2027	6,401,000	6,388,006
3.96%, 3/2/2028	7,556,000	7,563,178
4.05%, 9/11/2028	1,500,000	1,504,680
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	4,268,000	4,270,433
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	4,716,000	4,784,712
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	3,631,000	3,712,008
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	3,990,000	4,101,481
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027	3,616,000	3,574,235
3.66%, 2/28/2027 (a)	3,562,000	3,551,706
4.02%, 3/5/2028 (a)	3,635,000	3,646,668
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	2,004,000	2,009,531
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	6,178,000	6,325,963
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	2,636,000	2,729,763
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	9,824,000	10,211,950
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	30,425,000	29,998,746
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	9,325,000	9,175,613
3.59%, 7/22/2028 (b)	18,862,000	18,732,607
Security Description	Principal Amount	Value
3.63%, 1/20/2027	$1,298,000	$1,294,431
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	16,938,000	16,840,606
3.95%, 4/23/2027 (a)	7,570,000	7,564,474
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (b)	6,450,000	6,444,453
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	11,821,000	11,844,878
SOFR + 1.38%, 4.99%, 4/12/2029 (b)	10,532,000	10,741,692
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	8,259,000	8,429,383
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	12,430,000	12,710,545
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	18,644,000	19,240,608
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	8,391,000	8,556,806
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	5,500,000	5,828,460
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	24,690,000	24,915,173
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	8,656,000	8,777,703
SOFR + 0.91%, 5.02%, 1/12/2029 (b)	6,179,000	6,294,609
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	18,239,000	18,598,491
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (b)	21,043,000	21,102,762
SOFR + 0.77%, 4.47%, 7/6/2028 (b)	11,342,000	11,418,332
National Australia Bank Ltd.:
3.91%, 6/9/2027	3,681,000	3,687,883
4.31%, 6/13/2028	12,053,000	12,176,423
4.50%, 10/26/2027	3,671,000	3,718,429
4.90%, 6/13/2028	2,867,000	2,935,321
4.94%, 1/12/2028	3,166,000	3,232,961
5.09%, 6/11/2027	3,629,000	3,695,048
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (b)	3,996,000	4,035,121
5.60%, 12/18/2028	2,250,000	2,351,295
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	5,185,000	5,119,150
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	6,313,000	6,418,175
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,344,000	1,378,030
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b)	9,325,000	9,487,814

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	$7,550,000	$7,866,118
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	2,554,000	2,518,167
3.65%, 8/3/2028 (a)	3,862,000	3,850,800
4.00%, 5/10/2027	4,298,000	4,308,874
PNC Bank NA:
3.10%, 10/25/2027 (a)	3,995,000	3,946,980
3.25%, 1/22/2028	3,875,000	3,833,266
4.05%, 7/26/2028	5,948,000	5,956,089
SOFR + 0.73%, 4.43%, 7/21/2028 (b)	6,824,000	6,869,994
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	3,994,000	3,956,416
SOFR + 1.34%, 5.30%, 1/21/2028 (b)	5,066,000	5,131,757
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	4,767,000	4,887,891
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	13,178,000	13,665,059
Regions Financial Corp. 1.80%, 8/12/2028	3,562,000	3,370,436
Royal Bank of Canada:
2.05%, 1/21/2027 (a)	3,235,000	3,176,317
3.63%, 5/4/2027 (a)	3,826,000	3,821,485
SOFR + 0.70%, 4.00%, 11/3/2028 (b)	5,485,000	5,491,253
Series GMTN, 4.24%, 8/3/2027	3,504,000	3,528,143
SOFR + 0.89%, 4.50%, 8/6/2029 (b)	16,491,000	16,645,026
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	4,640,000	4,682,966
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (a) (b)	7,791,000	7,856,444
Series GMTN, 4.88%, 1/19/2027	3,788,000	3,827,016
Series GMTN, 4.90%, 1/12/2028 (a)	3,192,000	3,256,893
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (b)	6,023,000	6,131,655
Series GMTN, 5.20%, 8/1/2028	8,859,000	9,137,881
Series MTN, 6.00%, 11/1/2027 (a)	5,069,000	5,262,028
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (b)	5,195,000	5,106,477
4.40%, 7/13/2027	3,239,000	3,248,685
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (b)	15,260,000	15,596,483
Security Description	Principal Amount	Value
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	$4,035,000	$4,205,680
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	350,000	365,887
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	7,199,000	7,074,385
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (a) (b)	2,987,000	2,967,883
SOFR + 1.07%, 4.32%, 9/22/2029 (a) (b)	3,566,000	3,568,211
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	6,703,000	7,004,099
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	2,327,000	2,379,311
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	9,564,000	9,035,015
2.17%, 1/14/2027	2,962,000	2,909,513
2.63%, 7/14/2026	10,652,000	10,574,773
3.35%, 10/18/2027	4,300,000	4,259,451
3.36%, 7/12/2027 (a)	5,068,000	5,029,939
3.45%, 1/11/2027 (a)	3,976,000	3,957,034
3.54%, 1/17/2028	3,959,000	3,927,407
3.94%, 7/19/2028	3,756,000	3,757,315
5.52%, 1/13/2028	7,270,000	7,487,300
5.72%, 9/14/2028	8,727,000	9,090,218
5.80%, 7/13/2028	3,219,000	3,355,196
Synchrony Bank 5.63%, 8/23/2027	3,477,000	3,545,879
Synovus Bank 5.63%, 2/15/2028	2,963,000	3,023,534
Toronto-Dominion Bank:
4.11%, 6/8/2027	5,321,000	5,334,090
4.11%, 10/13/2028	7,664,000	7,679,558
Series MTN, 4.57%, 6/2/2028	13,275,000	13,436,158
Series MTN, 4.69%, 9/15/2027 (a)	9,918,000	10,043,661
4.86%, 1/31/2028	5,415,000	5,505,593
Series GMTN, 4.98%, 4/5/2027	3,910,000	3,960,048
5.16%, 1/10/2028	15,413,000	15,770,890
Series MTN, 5.52%, 7/17/2028	6,147,000	6,372,042
Truist Bank:
SOFR + 0.91%, 4.14%, 10/23/2029 (b)	13,093,000	13,077,288
SOFR + 0.77%, 4.42%, 7/24/2028 (b)	6,817,000	6,855,312
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	3,867,000	3,704,122

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	$3,886,000	$3,690,651
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	5,410,000	5,494,342
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (a) (b)	18,522,000	19,975,792
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	9,522,000	9,351,080
Series X, 3.15%, 4/27/2027	4,344,000	4,309,378
Series MTN, 3.90%, 4/26/2028	699,000	699,846
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	13,824,000	13,935,836
SOFR + 1.23%, 4.65%, 2/1/2029 (b)	9,485,000	9,602,329
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	6,950,000	7,224,177
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (b)	9,324,000	9,416,028
UBS AG:
SOFR + 0.72%, 4.86%, 1/10/2028 (b)	825,000	831,749
5.65%, 9/11/2028	3,968,000	4,141,243
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	24,825,000	24,254,521
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	24,555,000	24,392,691
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	19,261,000	19,132,529
SOFR + 0.88%, 4.08%, 9/15/2029 (a) (b)	4,830,000	4,824,928
Series GMTN, 4.30%, 7/22/2027	22,431,000	22,524,537
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	16,526,000	16,707,621
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (a) (b)	9,747,000	9,831,214
SOFR + 1.37%, 4.97%, 4/23/2029 (b)	10,641,000	10,839,561
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	23,551,000	24,369,868
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	28,552,000	29,139,315
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	18,788,000	19,856,098
Westpac Banking Corp.:
1.95%, 11/20/2028	11,602,000	11,000,552
3.35%, 3/8/2027	3,923,000	3,904,915
3.40%, 1/25/2028	7,334,000	7,276,281
4.04%, 8/26/2027	3,872,000	3,889,656
5.46%, 11/18/2027	5,213,000	5,370,850
5.54%, 11/17/2028	3,750,000	3,920,288
Security Description	Principal Amount	Value
Zions Bancorp NA SOFR + 1.16%, 4.70%, 8/18/2028 (a) (b)	$4,311,000	$4,315,268
		2,745,553,592
BEVERAGES — 1.2%
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	3,327,000	3,141,387
1.45%, 6/1/2027	7,366,000	7,147,524
1.50%, 3/5/2028	1,823,000	1,741,640
2.90%, 5/25/2027	4,230,000	4,189,011
3.38%, 3/25/2027	5,435,000	5,418,423
Constellation Brands, Inc.:
3.50%, 5/9/2027	3,760,000	3,733,943
3.60%, 2/15/2028	4,912,000	4,866,761
4.35%, 5/9/2027	7,670,000	7,700,066
4.65%, 11/15/2028	16,000	16,220
Diageo Capital PLC:
3.88%, 5/18/2028	1,683,000	1,679,382
5.30%, 10/24/2027	3,962,000	4,059,426
Keurig Dr. Pepper, Inc.:
3.43%, 6/15/2027	3,850,000	3,816,120
4.35%, 5/15/2028	14,259,000	14,298,925
4.60%, 5/25/2028 (a)	7,028,000	7,082,748
5.10%, 3/15/2027	4,607,000	4,655,051
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027 (a)	3,554,000	3,587,088
PepsiCo, Inc.:
2.63%, 3/19/2027 (a)	2,054,000	2,028,489
3.00%, 10/15/2027	5,419,000	5,364,864
3.60%, 2/18/2028	8,003,000	7,985,073
4.40%, 2/7/2027	2,077,000	2,092,744
4.45%, 2/7/2028 (a)	5,017,000	5,087,539
4.45%, 5/15/2028	3,696,000	3,752,955
		103,445,379
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	4,463,000	4,206,288
2.20%, 2/21/2027	6,576,000	6,451,122
3.20%, 11/2/2027	3,999,000	3,950,212
5.15%, 3/2/2028	24,693,000	25,266,371
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	4,419,000	4,379,317
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	3,895,000	3,731,176
2.95%, 3/1/2027	3,443,000	3,409,672
Illumina, Inc. 5.75%, 12/13/2027	7,023,000	7,230,249
Royalty Pharma PLC 1.75%, 9/2/2027	3,868,000	3,725,426
		62,349,833
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	4,025,000	3,884,286

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.8%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	$3,556,000	$3,465,784
4.30%, 6/11/2028	4,033,000	4,073,007
Albemarle Corp. 4.65%, 6/1/2027 (a)	7,301,000	7,349,552
Dow Chemical Co. 4.80%, 11/30/2028 (a)	2,500,000	2,537,175
Ecolab, Inc.:
1.65%, 2/1/2027	3,448,000	3,370,661
3.25%, 12/1/2027	3,625,000	3,596,326
4.30%, 6/15/2028	5,155,000	5,207,478
5.25%, 1/15/2028	2,387,000	2,451,640
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	705,000	709,801
LYB International Finance II BV 3.50%, 3/2/2027 (a)	3,824,000	3,805,301
Mosaic Co.:
4.05%, 11/15/2027	3,847,000	3,847,154
5.38%, 11/15/2028	1,500,000	1,546,365
Nutrien Ltd.:
4.50%, 3/12/2027	3,087,000	3,104,936
4.90%, 3/27/2028 (a)	1,481,000	1,507,288
5.20%, 6/21/2027 (a)	2,504,000	2,545,617
RPM International, Inc. 3.75%, 3/15/2027	1,859,000	1,850,504
Sherwin-Williams Co.:
3.45%, 6/1/2027 (a)	4,758,000	4,723,742
4.30%, 8/15/2028	5,361,000	5,397,508
4.55%, 3/1/2028	3,571,000	3,612,674
		64,702,513
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 1.70%, 5/15/2028	3,971,000	3,792,186
Block Financial LLC 2.50%, 7/15/2028	3,876,000	3,698,402
Cintas Corp. No. 2:
3.70%, 4/1/2027	3,147,000	3,140,549
4.20%, 5/1/2028	2,993,000	3,008,115
Equifax, Inc.:
5.10%, 12/15/2027	3,727,500	3,799,851
5.10%, 6/1/2028	4,850,000	4,956,554
Global Payments, Inc.:
2.15%, 1/15/2027	3,989,000	3,904,034
4.45%, 6/1/2028	227,000	226,968
4.50%, 11/15/2028	10,530,000	10,551,481
4.95%, 8/15/2027	3,177,000	3,213,885
Leland Stanford Junior University 1.29%, 6/1/2027	2,931,000	2,834,893
Moody's Corp. 3.25%, 1/15/2028	2,855,000	2,817,828
Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
3.90%, 6/1/2027 (a)	$3,930,000	$3,937,585
4.45%, 3/6/2028	9,437,000	9,552,414
Quanta Services, Inc.:
4.30%, 8/9/2028	5,421,000	5,449,677
4.75%, 8/9/2027	3,885,000	3,934,417
S&P Global, Inc.:
2.45%, 3/1/2027	5,179,000	5,098,259
2.95%, 1/22/2027	3,522,000	3,488,999
4.75%, 8/1/2028	1,918,000	1,954,116
UL Solutions, Inc. 6.50%, 10/20/2028	500,000	528,185
		79,888,398
COMPUTERS — 1.6%
Apple, Inc.:
1.20%, 2/8/2028	13,914,000	13,232,075
1.40%, 8/5/2028 (a)	8,879,000	8,388,879
2.45%, 8/4/2026	18,418,000	18,278,760
2.90%, 9/12/2027	8,675,000	8,570,379
3.00%, 6/20/2027	3,998,000	3,964,937
3.00%, 11/13/2027 (a)	5,201,000	5,152,995
3.20%, 5/11/2027 (a)	7,062,000	7,024,925
3.35%, 2/9/2027	9,508,000	9,481,092
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	4,417,000	4,515,632
6.10%, 7/15/2027	2,619,000	2,690,368
Dell, Inc. 7.10%, 4/15/2028	4,796,000	5,094,071
DXC Technology Co. 2.38%, 9/15/2028	2,809,000	2,648,718
HP, Inc.:
3.00%, 6/17/2027	5,095,000	5,017,607
4.75%, 1/15/2028	5,326,000	5,390,498
International Business Machines Corp.:
1.70%, 5/15/2027	4,659,000	4,528,408
2.20%, 2/9/2027	5,572,000	5,470,868
3.30%, 1/27/2027	1,345,000	1,336,540
4.15%, 7/27/2027	7,026,000	7,065,065
4.50%, 2/6/2028	6,723,000	6,789,759
6.22%, 8/1/2027	2,436,000	2,526,327
6.50%, 1/15/2028	4,726,000	4,961,402
Kyndryl Holdings, Inc. 2.70%, 10/15/2028 (a)	2,250,000	2,157,098
NetApp, Inc. 2.38%, 6/22/2027 (a)	2,933,000	2,867,154
		137,153,557
CONSTRUCTION MATERIALS — 0.5%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (a)	3,205,000	3,226,121
4.70%, 4/7/2028	3,065,000	3,100,247
Carlisle Cos., Inc. 3.75%, 12/1/2027 (a)	3,884,000	3,864,036

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Carrier Global Corp. 2.49%, 2/15/2027	$1,410,000	$1,386,989
Lennox International, Inc. 5.50%, 9/15/2028	1,404,000	1,449,490
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027 (a)	3,804,000	3,780,377
3.50%, 12/15/2027	2,984,000	2,960,188
Masco Corp.:
1.50%, 2/15/2028	6,045,000	5,721,411
3.50%, 11/15/2027	2,627,000	2,599,574
Mohawk Industries, Inc. 5.85%, 9/18/2028	3,411,000	3,546,417
Owens Corning 5.50%, 6/15/2027	4,340,000	4,429,534
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,000,000	996,720
Vulcan Materials Co. 3.90%, 4/1/2027 (a)	3,564,000	3,563,822
		40,624,926
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2028	5,493,000	5,612,418
Unilever Capital Corp. 4.88%, 9/8/2028	4,007,000	4,110,300
		9,722,718
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp. 5.75%, 6/15/2028	2,848,000	2,942,725
DIVERSIFIED FINANCIAL SERVICES — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	49,785,000	48,267,553
3.88%, 1/23/2028	2,796,000	2,782,719
4.63%, 10/15/2027	3,948,000	3,981,913
4.88%, 4/1/2028	2,040,000	2,073,844
5.75%, 6/6/2028 (a)	3,472,000	3,595,673
6.10%, 1/15/2027 (a)	3,952,000	4,027,444
6.45%, 4/15/2027	2,549,000	2,619,200
Air Lease Corp.:
2.10%, 9/1/2028	886,000	834,302
2.20%, 1/15/2027	2,803,000	2,745,903
3.63%, 4/1/2027	3,462,000	3,436,312
3.63%, 12/1/2027	3,416,000	3,377,707
4.63%, 10/1/2028	3,981,000	3,996,844
5.30%, 2/1/2028	2,918,000	2,970,962
5.85%, 12/15/2027	3,623,000	3,728,357
Ally Financial, Inc.:
2.20%, 11/2/2028	2,000,000	1,892,080
4.75%, 6/9/2027	5,596,000	5,643,006
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	3,344,000	3,528,422
7.10%, 11/15/2027 (a)	6,787,000	7,130,015
Security Description	Principal Amount	Value
American Express Co.:
2.55%, 3/4/2027	$6,967,000	$6,867,999
3.30%, 5/3/2027	14,208,000	14,115,648
SOFR + 0.81%, 4.35%, 7/20/2029 (b)	8,754,000	8,815,891
SOFR + 1.26%, 4.73%, 4/25/2029 (b)	5,231,000	5,311,348
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	6,437,000	6,543,790
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	11,684,000	11,821,170
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	7,516,000	7,738,774
5.85%, 11/5/2027 (a)	5,691,000	5,886,201
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027 (a)	1,290,000	1,282,763
Ameriprise Financial, Inc. 5.70%, 12/15/2028	3,000,000	3,147,300
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	2,332,000	2,232,983
BGC Group, Inc. 8.00%, 5/25/2028 (a)	10,345,000	11,049,598
BlackRock Funding, Inc. 4.60%, 7/26/2027 (a)	7,441,000	7,543,091
Blackrock, Inc. 3.20%, 3/15/2027	3,421,000	3,400,508
Brookfield Finance, Inc. 3.90%, 1/25/2028	11,198,000	11,163,622
Capital One Financial Corp.:
3.65%, 5/11/2027	4,097,000	4,078,277
3.75%, 3/9/2027	4,222,000	4,209,967
3.80%, 1/31/2028	8,950,000	8,913,216
4.10%, 2/9/2027	3,339,000	3,341,070
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	11,739,000	11,878,107
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	4,553,000	4,675,794
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	10,779,000	11,312,776
Cboe Global Markets, Inc. 3.65%, 1/12/2027	3,538,000	3,530,499
Charles Schwab Corp.:
2.00%, 3/20/2028	3,842,000	3,696,004
2.45%, 3/3/2027	9,847,000	9,699,295
3.20%, 3/2/2027	3,776,000	3,747,038
3.20%, 1/25/2028	1,998,000	1,970,508
3.30%, 4/1/2027	3,852,000	3,827,578
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	6,638,000	6,890,841
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	750,000	793,140
CME Group, Inc. 3.75%, 6/15/2028	3,086,000	3,089,827
Eaton Vance Corp. 3.50%, 4/6/2027	3,742,000	3,723,253

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hercules Capital, Inc. 3.38%, 1/20/2027 (a)	$7,403,000	$7,297,803
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	3,745,000	3,700,135
3.63%, 9/1/2028	4,331,000	4,300,596
3.75%, 9/21/2028	1,335,000	1,328,712
3.95%, 12/1/2028	3,085,000	3,092,373
4.00%, 9/15/2027	4,825,000	4,837,593
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,746,000	3,770,724
5.88%, 7/21/2028	5,861,000	6,093,623
6.45%, 6/8/2027 (a)	2,578,000	2,661,218
Lazard Group LLC 4.50%, 9/19/2028	3,950,000	3,980,376
LPL Holdings, Inc.:
4.90%, 4/3/2028	3,518,000	3,569,081
5.70%, 5/20/2027	3,664,000	3,735,008
6.75%, 11/17/2028	3,870,000	4,131,186
Marex Group PLC 5.83%, 5/8/2028 (a)	4,142,000	4,209,142
Mastercard, Inc.:
3.30%, 3/26/2027	3,750,000	3,731,438
3.50%, 2/26/2028	1,531,000	1,525,886
4.10%, 1/15/2028	5,114,000	5,152,969
4.55%, 3/15/2028	3,898,000	3,964,266
4.88%, 3/9/2028	6,886,000	7,042,657
Nasdaq, Inc. 5.35%, 6/28/2028	3,974,000	4,101,128
Nomura Holdings, Inc.:
2.17%, 7/14/2028	2,400,000	2,283,408
2.33%, 1/22/2027	3,875,000	3,806,761
5.39%, 7/6/2027	3,953,000	4,021,861
5.59%, 7/2/2027	3,904,000	3,987,272
5.84%, 1/18/2028	3,958,000	4,081,331
6.07%, 7/12/2028	3,857,000	4,023,237
ORIX Corp.:
3.70%, 7/18/2027 (a)	1,877,000	1,868,328
5.00%, 9/13/2027 (a)	2,745,000	2,792,159
Radian Group, Inc. 4.88%, 3/15/2027	3,659,000	3,671,843
Synchrony Financial:
3.95%, 12/1/2027	5,795,000	5,771,125
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (b)	620,000	627,651
Visa, Inc.:
0.75%, 8/15/2027 (a)	2,307,000	2,208,260
1.90%, 4/15/2027 (a)	8,140,000	7,978,014
2.75%, 9/15/2027 (a)	3,912,000	3,865,252
Voya Financial, Inc. 3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	1,523,000	1,439,875
		437,582,423
Security Description	Principal Amount	Value
ELECTRIC — 6.0%
AEP Texas, Inc. 3.95%, 6/1/2028	$3,992,000	$3,973,557
AES Corp. 5.45%, 6/1/2028 (a)	8,392,000	8,583,757
Alabama Power Co. 3.75%, 9/1/2027	3,633,000	3,634,490
Ameren Corp.:
1.75%, 3/15/2028	3,837,000	3,646,762
1.95%, 3/15/2027	2,208,000	2,157,039
Ameren Illinois Co. 3.80%, 5/15/2028	1,462,000	1,457,687
American Electric Power Co., Inc.:
3.20%, 11/13/2027	1,165,000	1,148,422
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	1,183,000	1,161,008
Series J, 4.30%, 12/1/2028	2,000,000	2,016,160
5.75%, 11/1/2027	3,002,000	3,094,702
Appalachian Power Co. Series X, 3.30%, 6/1/2027	1,533,000	1,518,513
Arizona Public Service Co. 2.95%, 9/15/2027	2,187,000	2,151,352
Atlantic City Electric Co. 4.00%, 10/15/2028	4,000	4,006
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	5,117,000	5,043,776
Black Hills Corp.:
3.15%, 1/15/2027	3,610,000	3,575,813
5.95%, 3/15/2028	3,582,000	3,713,782
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	2,863,000	2,837,891
5.20%, 10/1/2028	3,727,000	3,847,196
CMS Energy Corp. 3.45%, 8/15/2027	2,710,000	2,685,203
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	3,199,000	3,155,686
3.70%, 8/15/2028 (a)	1,922,000	1,914,889
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	3,068,000	3,044,560
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	446,000	440,684
3.80%, 5/15/2028	1,360,000	1,355,566
Constellation Energy Generation LLC 5.60%, 3/1/2028	500,000	515,980
Consumers Energy Co.:
3.80%, 11/15/2028	1,205,000	1,200,855
4.65%, 3/1/2028 (a)	2,231,000	2,266,696
Dominion Energy, Inc.:
Series B, 3.60%, 3/15/2027	1,129,000	1,123,513
4.25%, 6/1/2028	1,641,000	1,646,104

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 5/15/2028	$4,301,000	$4,352,655
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	3,979,000	3,814,508
4.25%, 5/14/2027	2,656,000	2,673,955
DTE Energy Co.:
4.88%, 6/1/2028	7,902,000	8,037,914
4.95%, 7/1/2027	3,922,000	3,973,457
Duke Energy Carolinas LLC 3.95%, 11/15/2028	2,250,000	2,254,972
Duke Energy Corp.:
3.15%, 8/15/2027	3,846,000	3,801,771
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,856,000	1,803,438
4.30%, 3/15/2028	5,443,000	5,473,590
4.85%, 1/5/2027	3,985,000	4,021,821
5.00%, 12/8/2027	3,357,000	3,424,039
Duke Energy Florida LLC:
3.20%, 1/15/2027	3,516,000	3,495,748
3.80%, 7/15/2028	1,365,000	1,363,580
Duke Energy Progress LLC:
3.70%, 9/1/2028 (a)	3,406,000	3,393,636
4.35%, 3/6/2027	1,687,000	1,699,636
Edison International:
4.13%, 3/15/2028	9,102,000	8,996,599
5.25%, 11/15/2028	3,065,000	3,105,979
5.75%, 6/15/2027	3,927,000	3,997,647
Enel Chile SA 4.88%, 6/12/2028	1,029,000	1,042,109
Entergy Arkansas LLC 4.00%, 6/1/2028	1,604,000	1,606,230
Entergy Corp. 1.90%, 6/15/2028	1,660,000	1,574,327
Entergy Louisiana LLC:
3.12%, 9/1/2027	3,246,000	3,208,411
3.25%, 4/1/2028	3,981,000	3,923,753
Entergy Mississippi LLC 2.85%, 6/1/2028	3,781,000	3,682,505
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	1,020,000	1,010,075
4.70%, 3/13/2028	3,161,000	3,208,036
Eversource Energy:
2.90%, 3/1/2027	3,485,000	3,437,465
Series M, 3.30%, 1/15/2028 (a)	4,032,000	3,959,666
4.60%, 7/1/2027	1,785,000	1,797,174
5.00%, 1/1/2027	2,872,000	2,896,613
5.45%, 3/1/2028 (a)	4,740,000	4,859,495
Exelon Corp.:
2.75%, 3/15/2027	3,713,000	3,656,562
5.15%, 3/15/2028	2,646,000	2,703,656
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	6,582,000	6,560,148
Florida Power & Light Co.:
Series A, 3.30%, 5/30/2027	1,970,000	1,959,283
4.40%, 5/15/2028 (a)	6,114,000	6,190,364
5.05%, 4/1/2028	8,444,000	8,659,069
Security Description	Principal Amount	Value
Georgia Power Co.:
3.25%, 3/30/2027	$3,299,000	$3,277,820
4.00%, 10/1/2028	8,198,000	8,227,841
4.65%, 5/16/2028	5,012,000	5,091,641
5.00%, 2/23/2027	3,562,000	3,609,303
Indiana Michigan Power Co. 3.85%, 5/15/2028	1,321,000	1,318,583
Interstate Power & Light Co. 4.10%, 9/26/2028	2,779,000	2,777,333
ITC Holdings Corp. 3.35%, 11/15/2027	3,177,000	3,140,877
MidAmerican Energy Co. 3.10%, 5/1/2027	3,201,000	3,169,790
Mississippi Power Co. 3.95%, 3/30/2028	2,977,000	2,975,571
National Grid PLC 5.60%, 6/12/2028	3,736,000	3,857,084
National Rural Utilities Cooperative Finance Corp.:
3.05%, 4/25/2027	3,575,000	3,536,890
3.40%, 2/7/2028	3,384,000	3,350,566
3.95%, 12/10/2027	3,750,000	3,763,875
4.12%, 9/16/2027	3,773,000	3,789,224
Series D, 4.15%, 8/25/2028 (a)	3,998,000	4,018,910
4.75%, 2/7/2028	4,522,000	4,590,734
4.80%, 3/15/2028	1,463,000	1,489,831
Series GMTN, 4.80%, 2/5/2027	3,494,000	3,527,927
Series MTN, 5.05%, 9/15/2028	874,000	896,584
Series MTN, 5.10%, 5/6/2027	3,777,000	3,832,824
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	4,773,000	4,672,433
1.90%, 6/15/2028	8,078,000	7,695,911
3.55%, 5/1/2027	4,885,000	4,857,400
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	757,000	742,208
4.63%, 7/15/2027 (a)	4,711,000	4,764,564
4.69%, 9/1/2027	8,586,000	8,687,229
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	2,800,000	2,753,240
4.85%, 2/4/2028 (a)	6,399,000	6,518,149
4.90%, 2/28/2028	7,945,000	8,094,684
NSTAR Electric Co. 3.20%, 5/15/2027	3,589,000	3,555,909
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	1,406,000	1,400,657
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	4,250,000	4,221,015
4.30%, 5/15/2028	2,133,000	2,149,979
4.50%, 3/20/2027 (c)	4,405,000	4,439,711

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	$3,586,000	$3,476,484
3.00%, 6/15/2028	4,364,000	4,233,080
3.30%, 3/15/2027	2,340,000	2,314,026
3.30%, 12/1/2027	4,435,000	4,362,488
3.75%, 7/1/2028	3,796,000	3,745,627
4.65%, 8/1/2028	5,092,000	5,126,524
5.00%, 6/4/2028	9,773,000	9,942,562
5.45%, 6/15/2027	3,889,000	3,954,685
Pinnacle West Capital Corp. 4.90%, 5/15/2028	2,244,000	2,285,267
Public Service Co. of Colorado 3.70%, 6/15/2028	2,586,000	2,573,898
Public Service Co. of New Hampshire 4.40%, 7/1/2028	4,485,000	4,525,903
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 5/15/2027	963,000	952,783
Series MTN, 3.65%, 9/1/2028 (a)	92,000	91,307
Series MTN, 3.70%, 5/1/2028	1,149,000	1,143,519
Public Service Enterprise Group, Inc.:
5.85%, 11/15/2027	3,577,000	3,688,280
5.88%, 10/15/2028	1,793,000	1,872,555
Puget Energy, Inc. 2.38%, 6/15/2028	1,598,000	1,529,142
San Diego Gas & Electric Co. 4.95%, 8/15/2028	8,084,000	8,288,202
Sempra:
3.25%, 6/15/2027	4,601,000	4,549,607
3.40%, 2/1/2028	5,007,000	4,932,997
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,392,000	1,366,624
Southern California Edison Co.:
Series B, 3.65%, 3/1/2028	4,869,000	4,809,403
Series D, 4.70%, 6/1/2027	4,653,000	4,688,735
4.88%, 2/1/2027	4,769,000	4,800,285
5.30%, 3/1/2028	5,503,000	5,619,719
5.65%, 10/1/2028	2,364,000	2,447,260
5.85%, 11/1/2027	4,550,000	4,678,037
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	3,833,000	3,650,511
4.85%, 6/15/2028	3,520,000	3,583,043
5.11%, 8/1/2027	3,589,000	3,645,814
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	4,763,000	4,761,381
System Energy Resources, Inc. 6.00%, 4/15/2028 (a)	1,509,000	1,565,753
Security Description	Principal Amount	Value
Union Electric Co. 2.95%, 6/15/2027	$2,240,000	$2,216,861
Virginia Electric & Power Co.:
Series A, 3.50%, 3/15/2027	3,612,000	3,595,529
Series B, 3.75%, 5/15/2027	5,507,000	5,496,261
Series A, 3.80%, 4/1/2028	2,072,000	2,063,961
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,762,000	3,597,187
2.20%, 12/15/2028	3,000,000	2,852,130
4.75%, 1/15/2028 (a)	3,074,000	3,119,987
5.15%, 10/1/2027	1,678,000	1,711,241
Wisconsin Electric Power Co. 1.70%, 6/15/2028 (a)	2,800,000	2,660,672
Wisconsin Power & Light Co. 3.05%, 10/15/2027	1,906,000	1,876,629
Xcel Energy, Inc.:
1.75%, 3/15/2027	2,400,000	2,336,448
4.00%, 6/15/2028 (a)	3,643,000	3,643,146
4.75%, 3/21/2028	3,681,000	3,727,785
		501,435,170
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.80%, 10/15/2027	3,796,000	3,672,782
2.00%, 12/21/2028	5,650,000	5,362,019
		9,034,801
ELECTRONICS — 1.1%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	3,082,000	3,053,861
Amphenol Corp.:
3.80%, 11/15/2027	6,850,000	6,845,068
3.90%, 11/15/2028	15,883,000	15,863,623
4.38%, 6/12/2028	10,432,000	10,532,252
Arrow Electronics, Inc. 3.88%, 1/12/2028 (a)	3,450,000	3,424,677
Avnet, Inc. 6.25%, 3/15/2028	1,769,000	1,832,719
Flex Ltd. 6.00%, 1/15/2028	2,929,000	3,024,690
Honeywell International, Inc.:
1.10%, 3/1/2027	4,701,000	4,557,572
4.65%, 7/30/2027	8,492,000	8,599,254
4.95%, 2/15/2028	4,793,000	4,893,989
Hubbell, Inc.:
3.15%, 8/15/2027	3,823,000	3,770,778
3.50%, 2/15/2028	3,588,000	3,551,259
Jabil, Inc.:
3.95%, 1/12/2028 (a)	3,925,000	3,916,365
4.25%, 5/15/2027	3,944,000	3,951,454
Keysight Technologies, Inc. 4.60%, 4/6/2027	3,539,000	3,556,660
Trimble, Inc. 4.90%, 6/15/2028	1,710,000	1,735,188
Tyco Electronics Group SA 3.13%, 8/15/2027 (a)	3,912,000	3,876,948

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Vontier Corp. 2.40%, 4/1/2028	$2,764,000	$2,649,792
		89,636,149
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	3,112,000	3,276,189
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
3.38%, 11/15/2027	3,877,000	3,849,861
3.95%, 5/15/2028	4,022,000	4,028,154
Veralto Corp. 5.35%, 9/18/2028	9,927,000	10,232,950
Waste Connections, Inc. 4.25%, 12/1/2028	2,000,000	2,014,400
Waste Management, Inc.:
1.15%, 3/15/2028	4,816,000	4,540,477
3.15%, 11/15/2027	7,940,000	7,849,802
4.50%, 3/15/2028	3,612,000	3,659,895
4.95%, 7/3/2027 (a)	3,060,000	3,110,000
		39,285,539
FOOD — 1.2%
Campbell's Co.:
4.15%, 3/15/2028	3,871,000	3,872,045
5.20%, 3/19/2027	9,086,000	9,206,753
Conagra Brands, Inc.:
1.38%, 11/1/2027	11,095,000	10,549,681
4.85%, 11/1/2028	1,211,000	1,225,120
7.00%, 10/1/2028	4,352,000	4,639,276
General Mills, Inc.:
3.20%, 2/10/2027	3,950,000	3,917,254
4.20%, 4/17/2028	5,399,000	5,415,197
4.70%, 1/30/2027	3,476,000	3,501,305
5.50%, 10/17/2028 (a)	3,570,000	3,702,625
Hershey Co.:
4.25%, 5/4/2028	2,700,000	2,725,488
4.55%, 2/24/2028 (a)	1,663,000	1,689,625
Hormel Foods Corp.:
1.70%, 6/3/2028	1,640,000	1,558,115
4.80%, 3/30/2027	3,867,000	3,908,648
J.M. Smucker Co.:
3.38%, 12/15/2027	3,194,000	3,161,741
5.90%, 11/15/2028 (a)	5,398,000	5,658,022
Kellanova:
3.40%, 11/15/2027	3,037,000	3,012,886
4.30%, 5/15/2028	3,516,000	3,538,221
Kraft Heinz Foods Co. 3.88%, 5/15/2027	4,569,000	4,556,801
Kroger Co. 3.70%, 8/1/2027	3,785,000	3,771,563
McCormick & Co., Inc. 3.40%, 8/15/2027	3,328,000	3,300,611
Mondelez International, Inc.:
2.63%, 3/17/2027	3,767,000	3,708,611
Security Description	Principal Amount	Value
4.13%, 5/7/2028	$67,000	$67,095
4.25%, 5/6/2028	4,828,000	4,854,409
Sysco Corp. 3.25%, 7/15/2027	3,357,000	3,324,135
Tyson Foods, Inc. 3.55%, 6/2/2027	6,320,000	6,276,898
		101,142,125
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027 (a)	1,005,000	993,402
Suzano Austria GmbH 2.50%, 9/15/2028	1,217,000	1,149,810
		2,143,212
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	2,281,000	2,257,506
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	3,992,000	3,984,974
5.25%, 3/1/2028	4,645,000	4,759,964
National Fuel Gas Co. 3.95%, 9/15/2027	3,717,000	3,699,270
NiSource, Inc.:
3.49%, 5/15/2027	4,407,000	4,379,544
5.25%, 3/30/2028 (a)	3,285,000	3,368,964
Southern California Gas Co. 2.95%, 4/15/2027	3,967,000	3,923,879
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	1,435,000	1,435,732
Southwest Gas Corp.:
3.70%, 4/1/2028	221,000	219,051
5.45%, 3/23/2028	2,114,000	2,167,125
5.80%, 12/1/2027	3,356,000	3,457,351
		33,653,360
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 4.63%, 6/15/2028	1,246,000	1,252,130
Snap-on, Inc. 3.25%, 3/1/2027	6,241,000	6,193,568
Stanley Black & Decker, Inc.:
4.25%, 11/15/2028	3,500,000	3,504,830
6.00%, 3/6/2028	2,668,000	2,768,744
		13,719,272
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories 1.15%, 1/30/2028	1,171,000	1,112,883
Agilent Technologies, Inc. 4.20%, 9/9/2027	3,072,000	3,087,729
Baxter International, Inc.:
1.92%, 2/1/2027	7,541,000	7,359,865
2.27%, 12/1/2028 (a)	27,250,000	25,724,000

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Boston Scientific Corp. 4.00%, 3/1/2028	$3,423,000	$3,432,790
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,820,000	1,831,357
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	1,820,000	1,825,205
5.65%, 11/15/2027	5,706,000	5,872,558
Medtronic Global Holdings SCA 4.25%, 3/30/2028	10,201,000	10,273,733
Smith & Nephew PLC 5.15%, 3/20/2027	3,817,000	3,860,437
Solventum Corp. 5.45%, 2/25/2027	1,480,000	1,501,253
Stryker Corp.:
3.65%, 3/7/2028	3,698,000	3,676,478
4.55%, 2/10/2027	3,405,000	3,428,324
4.70%, 2/10/2028 (a)	2,543,000	2,578,653
4.85%, 12/8/2028	4,000,000	4,097,200
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	7,261,000	6,854,239
4.80%, 11/21/2027 (a)	3,843,000	3,913,173
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	3,888,000	3,919,804
5.35%, 12/1/2028	3,500,000	3,617,705
		97,967,386
HEALTH CARE SERVICES — 2.3%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	1,433,000	1,430,865
Ascension Health Series 2025, 4.08%, 11/15/2028	8,800,000	8,838,984
Bon Secours Mercy Health, Inc. Series 2018, 4.30%, 7/1/2028	1,614,000	1,621,473
Centene Corp.:
2.45%, 7/15/2028	17,336,000	16,226,843
4.25%, 12/15/2027	6,412,000	6,373,272
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,159,000	1,162,164
Cigna Group:
3.05%, 10/15/2027	4,291,000	4,229,081
3.40%, 3/1/2027	4,134,000	4,107,873
4.38%, 10/15/2028	20,119,000	20,298,461
CommonSpirit Health 6.07%, 11/1/2027	3,862,000	3,991,145
Elevance Health, Inc.:
3.65%, 12/1/2027	4,788,000	4,765,496
4.00%, 9/15/2028	7,640,000	7,627,929
4.10%, 3/1/2028	4,323,000	4,328,793
HCA, Inc.:
3.13%, 3/15/2027	6,479,000	6,411,942
4.50%, 2/15/2027	4,663,000	4,672,979
Security Description	Principal Amount	Value
5.00%, 3/1/2028	$3,567,000	$3,633,739
5.20%, 6/1/2028 (a)	7,027,000	7,201,902
5.63%, 9/1/2028	10,297,000	10,614,457
Humana, Inc.:
3.95%, 3/15/2027	2,991,000	2,984,360
5.75%, 3/1/2028	3,480,000	3,587,602
5.75%, 12/1/2028	2,650,000	2,756,928
Icon Investments Six DAC 5.81%, 5/8/2027	3,367,000	3,434,744
IQVIA, Inc. 5.70%, 5/15/2028	7,711,000	7,950,349
Kaiser Foundation Hospitals 3.15%, 5/1/2027	3,662,000	3,632,008
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	2,334,000	2,323,987
PeaceHealth Obligated Group 4.34%, 11/15/2028	2,000,000	2,009,200
Quest Diagnostics, Inc. 4.60%, 12/15/2027	3,283,000	3,322,954
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027 (a)	3,125,000	3,125,063
4.89%, 6/1/2028	1,068,000	1,085,505
Sutter Health Series 2018, 3.70%, 8/15/2028	3,907,000	3,878,088
UnitedHealth Group, Inc.:
2.95%, 10/15/2027	3,706,000	3,653,782
3.38%, 4/15/2027	1,598,000	1,588,891
3.45%, 1/15/2027	1,427,000	1,420,835
3.70%, 5/15/2027 (a)	3,788,000	3,782,318
3.85%, 6/15/2028	7,266,000	7,252,122
3.88%, 12/15/2028	5,000,000	4,996,100
4.40%, 6/15/2028	4,925,000	4,980,061
4.60%, 4/15/2027	3,324,000	3,352,753
5.25%, 2/15/2028	3,754,000	3,858,436
		192,513,484
HOME BUILDERS — 0.3%
DR Horton, Inc. 1.40%, 10/15/2027	7,313,000	6,996,494
Lennar Corp.:
4.75%, 11/29/2027	2,874,000	2,899,176
5.00%, 6/15/2027	3,327,000	3,352,418
Meritage Homes Corp. 5.13%, 6/6/2027	3,115,000	3,135,684
PulteGroup, Inc. 5.00%, 1/15/2027	3,007,000	3,028,199
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	3,277,000	3,288,961
4.88%, 3/15/2027 (a)	3,260,000	3,283,570
		25,984,502
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027 (a)	8,354,000	8,221,840

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	$1,663,000	$1,648,366
4.60%, 3/1/2028	4,000	4,065
Estee Lauder Cos., Inc.:
3.15%, 3/15/2027	3,224,000	3,195,403
4.38%, 5/15/2028 (a)	8,833,000	8,920,447
Haleon U.S. Capital LLC 3.38%, 3/24/2027	7,642,000	7,586,595
Procter & Gamble Co.:
1.90%, 2/1/2027	3,574,000	3,509,418
2.80%, 3/25/2027	3,485,000	3,448,547
2.85%, 8/11/2027 (a)	9,255,000	9,150,881
3.95%, 1/26/2028	2,862,000	2,885,955
Unilever Capital Corp.:
2.90%, 5/5/2027	2,930,000	2,900,817
3.50%, 3/22/2028	6,219,000	6,177,271
4.25%, 8/12/2027	3,845,000	3,876,913
		53,304,678
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	3,650,000	3,731,359
Church & Dwight Co., Inc. 3.15%, 8/1/2027	1,721,000	1,700,950
Clorox Co.:
3.10%, 10/1/2027	1,405,000	1,386,454
3.90%, 5/15/2028 (a)	1,854,000	1,854,538
Kimberly-Clark Corp.:
1.05%, 9/15/2027	2,250,000	2,152,035
3.95%, 11/1/2028	1,000,000	1,002,220
		11,827,556
INSURANCE — 1.2%
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (b)	331,000	335,833
American National Group, Inc. 5.00%, 6/15/2027	3,720,000	3,748,235
Aon Corp.:
4.50%, 12/15/2028	2,000,000	2,024,820
8.21%, 1/1/2027	2,039,000	2,116,931
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	3,028,000	2,982,610
Aon North America, Inc. 5.13%, 3/1/2027	3,276,000	3,317,147
Arthur J Gallagher & Co. 4.60%, 12/15/2027	1,457,000	1,472,925
Assurant, Inc. 4.90%, 3/27/2028	1,301,000	1,317,991
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	2,501,000	2,626,750
Security Description	Principal Amount	Value
Athene Holding Ltd. 4.13%, 1/12/2028	$5,349,000	$5,343,223
AXIS Specialty Finance PLC 4.00%, 12/6/2027	2,159,000	2,155,524
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027 (a)	1,966,000	1,935,507
Brighthouse Financial, Inc. 3.70%, 6/22/2027	3,995,000	3,950,695
Brown & Brown, Inc. 4.70%, 6/23/2028	3,793,000	3,838,137
CNA Financial Corp. 3.45%, 8/15/2027	2,022,000	2,002,306
Corebridge Financial, Inc.:
3.65%, 4/5/2027	3,638,000	3,616,609
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	5,904,000	6,043,216
Equitable Holdings, Inc. 4.35%, 4/20/2028	4,579,000	4,597,911
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	6,690,000	7,004,764
Fairfax Financial Holdings Ltd. 4.85%, 4/17/2028	2,333,000	2,365,009
Fidelity National Financial, Inc. 4.50%, 8/15/2028	1,906,000	1,919,075
Globe Life, Inc. 4.55%, 9/15/2028	1,163,000	1,173,816
Horace Mann Educators Corp. 7.25%, 9/15/2028	78,000	83,554
Jackson Financial, Inc. 5.17%, 6/8/2027	2,443,000	2,473,757
Lincoln National Corp. 3.80%, 3/1/2028 (a)	3,995,000	3,974,026
Manulife Financial Corp.:
2.48%, 5/19/2027 (a)	3,853,000	3,778,522
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	1,176,000	1,172,178
Markel Group, Inc. 3.50%, 11/1/2027	1,655,000	1,641,396
Marsh & McLennan Cos., Inc. 4.55%, 11/8/2027	3,905,000	3,952,914
Mercury General Corp. 4.40%, 3/15/2027	2,901,000	2,897,693
Progressive Corp.:
2.45%, 1/15/2027	2,000,000	1,971,020
2.50%, 3/15/2027	1,075,000	1,058,767
Prudential Financial, Inc.:
Series MTN, 3.88%, 3/27/2028	1,823,000	1,822,982
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	4,165,000	4,120,559
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,869,000	1,853,170

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Willis North America, Inc. 4.65%, 6/15/2027	$3,108,000	$3,131,932
		99,821,504
INTERNET — 1.8%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027 (a)	6,990,000	6,926,042
Alphabet, Inc.:
0.80%, 8/15/2027	3,985,000	3,813,565
3.88%, 11/15/2028	3,507,000	3,523,132
Amazon.com, Inc.:
1.20%, 6/3/2027 (a)	3,558,000	3,439,198
1.65%, 5/12/2028	17,750,000	16,941,843
3.15%, 8/22/2027	23,297,000	23,129,262
3.30%, 4/13/2027	9,698,000	9,657,268
3.90%, 11/20/2028	13,540,000	13,580,755
4.55%, 12/1/2027	8,802,000	8,951,810
Baidu, Inc.:
1.63%, 2/23/2027 (a)	3,137,000	3,058,104
3.63%, 7/6/2027 (a)	3,651,000	3,634,315
4.38%, 3/29/2028 (a)	906,000	913,058
4.88%, 11/14/2028	1,121,000	1,146,133
Booking Holdings, Inc. 3.55%, 3/15/2028	3,702,000	3,672,680
eBay, Inc.:
3.60%, 6/5/2027	3,196,000	3,180,563
5.95%, 11/22/2027	1,301,000	1,346,379
Expedia Group, Inc.:
3.80%, 2/15/2028	4,380,000	4,355,472
4.63%, 8/1/2027	2,389,000	2,406,750
Meta Platforms, Inc.:
3.50%, 8/15/2027	11,284,000	11,266,171
4.60%, 5/15/2028 (a)	8,626,000	8,785,322
Netflix, Inc.:
4.88%, 4/15/2028 (a)	7,086,000	7,226,445
5.88%, 11/15/2028	9,400,000	9,880,716
VeriSign, Inc. 4.75%, 7/15/2027 (a)	1,677,000	1,677,403
		152,512,386
INVESTMENT COMPANY SECURITIES — 2.6%
Apollo Debt Solutions BDC 5.20%, 12/8/2028 (c)	1,500,000	1,499,475
ARES Capital Corp.:
2.88%, 6/15/2027	3,829,000	3,749,548
2.88%, 6/15/2028	9,042,000	8,642,163
ARES Strategic Income Fund:
5.45%, 9/9/2028 (c)	5,652,000	5,693,825
5.70%, 3/15/2028	15,132,000	15,324,479
Barings BDC, Inc. 5.20%, 9/15/2028 (a)	5,807,000	5,776,862
Blackstone Private Credit Fund:
3.25%, 3/15/2027	3,870,000	3,804,249
4.95%, 9/26/2027	5,778,000	5,807,930
7.30%, 11/27/2028	4,114,000	4,363,432
Security Description	Principal Amount	Value
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	$280,000	$272,448
2.85%, 9/30/2028	6,532,000	6,176,267
5.35%, 4/13/2028	4,111,000	4,146,478
5.88%, 11/15/2027 (a)	4,217,000	4,304,840
Blue Owl Capital Corp.:
2.63%, 1/15/2027	10,000	9,767
2.88%, 6/11/2028	8,995,000	8,497,217
3.13%, 4/13/2027	6,855,000	6,695,621
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	6,547,000	6,528,341
7.75%, 9/16/2027	4,536,000	4,715,580
7.95%, 6/13/2028	6,026,000	6,371,892
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027 (a)	5,303,000	5,158,281
6.10%, 3/15/2028 (a) (c)	6,141,000	6,175,512
FS KKR Capital Corp.:
2.63%, 1/15/2027	4,038,000	3,923,967
3.13%, 10/12/2028	7,085,000	6,537,967
3.25%, 7/15/2027 (a)	12,992,000	12,527,796
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027 (a)	8,657,000	8,844,078
Goldman Sachs Private Credit Corp. 5.88%, 5/6/2028 (a) (c)	5,958,000	6,066,853
Golub Capital BDC, Inc. 2.05%, 2/15/2027 (a)	7,672,000	7,443,911
Golub Capital Private Credit Fund 5.45%, 8/15/2028 (a) (c)	3,110,000	3,130,091
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (a) (c)	6,660,000	6,620,906
5.30%, 6/5/2027 (c)	4,112,000	4,137,371
5.45%, 1/14/2028	11,724,000	11,859,178
Main Street Capital Corp.:
5.40%, 8/15/2028 (a)	2,925,000	2,937,022
6.50%, 6/4/2027 (a)	7,512,000	7,672,231
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	3,078,000	3,075,630
New Mountain Finance Corp. 6.20%, 10/15/2027	4,040,000	4,107,751
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (a) (c)	3,622,000	3,615,625
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	7,540,000	7,372,235
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (a)	2,037,000	2,195,030
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	1,370,000	1,435,815
		217,217,664

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.2%
ArcelorMittal SA 6.55%, 11/29/2027	$3,700,000	$3,851,996
Nucor Corp.:
3.95%, 5/1/2028 (a)	4,968,000	4,967,752
4.30%, 5/23/2027 (a)	3,728,000	3,752,456
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,376,000	1,322,611
4.00%, 12/15/2028	3,950,000	3,946,089
		17,840,904
IT SERVICES — 0.8%
Accenture Capital, Inc. 3.90%, 10/4/2027	4,448,000	4,465,036
Apple, Inc.:
4.00%, 5/10/2028 (a)	10,833,000	10,913,706
4.00%, 5/12/2028 (a)	10,980,000	11,061,252
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	6,000,000	5,994,900
4.75%, 4/1/2028	5,833,000	5,918,337
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	2,255,000	2,255,699
4.15%, 9/15/2028	3,730,000	3,732,350
4.40%, 9/25/2027	6,476,000	6,509,869
5.25%, 7/1/2028	3,656,000	3,748,936
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	6,040,000	6,082,099
International Business Machines Corp. 4.65%, 2/10/2028	7,239,000	7,345,630
		68,027,814
LEISURE TIME — 0.1%
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	8,462,000	8,363,248
7.50%, 10/15/2027	1,393,000	1,471,078
		9,834,326
LODGING — 0.6%
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (a)	1,950,000	1,955,207
5.05%, 3/30/2028	3,729,000	3,797,427
5.75%, 1/30/2027	2,923,000	2,968,336
Las Vegas Sands Corp.:
5.63%, 6/15/2028	8,708,000	8,929,444
5.90%, 6/1/2027	3,956,000	4,031,639
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	3,557,000	3,560,593
4.20%, 7/15/2027	2,000	2,007
5.00%, 10/15/2027 (a)	3,491,000	3,551,464
5.55%, 10/15/2028	8,054,000	8,363,354
Sands China Ltd.:
2.30%, 3/8/2027	3,892,000	3,794,116
Security Description	Principal Amount	Value
5.40%, 8/8/2028	$10,920,000	$11,116,778
		52,070,365
MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027 (a)	3,790,000	3,632,677
Series MTN, 1.70%, 1/8/2027	2,386,000	2,338,375
Series MTN, 3.60%, 8/12/2027	3,291,000	3,285,339
3.95%, 11/14/2028	3,000,000	3,006,330
Series K, 4.10%, 8/15/2028 (a)	16,065,000	16,165,406
4.40%, 10/15/2027	4,748,000	4,807,398
4.40%, 3/3/2028	5,767,000	5,830,610
4.50%, 1/7/2027	1,604,000	1,615,854
4.50%, 1/8/2027	3,306,000	3,330,927
4.60%, 11/15/2027	3,930,000	3,994,334
5.00%, 5/14/2027	3,991,000	4,057,291
Oshkosh Corp. 4.60%, 5/15/2028	538,000	544,445
		52,608,986
MACHINERY-DIVERSIFIED — 1.5%
AGCO Corp. 5.45%, 3/21/2027	3,926,000	3,977,862
CNH Industrial Capital LLC:
4.55%, 4/10/2028	14,689,000	14,791,529
4.75%, 3/21/2028	2,796,000	2,828,322
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	3,265,000	3,252,724
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	7,017,000	7,131,237
5.40%, 8/14/2028	1,506,000	1,556,647
John Deere Capital Corp.:
Series MTN, 1.50%, 3/6/2028	2,877,000	2,742,615
Series MTN, 1.70%, 1/11/2027	3,259,000	3,192,321
Series MTN, 1.75%, 3/9/2027	3,129,000	3,056,658
Series MTN, 2.35%, 3/8/2027 (a)	3,553,000	3,495,832
Series MTN, 2.80%, 9/8/2027	3,023,000	2,977,685
Series MTN, 3.05%, 1/6/2028	3,632,000	3,585,983
Series MTN, 4.15%, 9/15/2027 (a)	3,503,000	3,529,237
4.20%, 7/15/2027 (a)	3,274,000	3,297,540
Series I, 4.25%, 6/5/2028	6,748,000	6,826,277
4.50%, 1/8/2027	6,159,000	6,205,195
4.65%, 1/7/2028	3,866,000	3,932,457

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 1/20/2028	$5,147,000	$5,244,793
Series MTN, 4.85%, 3/5/2027	2,840,000	2,875,954
Series MTN, 4.90%, 6/11/2027 (a)	3,767,000	3,830,587
Series MTN, 4.90%, 3/3/2028	2,215,000	2,267,075
Series MTN, 4.95%, 7/14/2028	5,712,000	5,865,253
Nordson Corp. 5.60%, 9/15/2028	3,584,000	3,710,049
nVent Finance SARL 4.55%, 4/15/2028	238,000	239,254
Otis Worldwide Corp.:
2.29%, 4/5/2027	3,513,000	3,442,599
5.25%, 8/16/2028	3,913,000	4,032,855
Regal Rexnord Corp. 6.05%, 4/15/2028	6,537,000	6,758,081
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	4,919,000	4,980,832
Xylem, Inc. 1.95%, 1/30/2028	2,849,000	2,734,641
		122,362,094
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	3,457,000	3,408,153
4.20%, 3/15/2028	5,584,000	5,555,801
Comcast Corp.:
2.35%, 1/15/2027	4,401,000	4,335,337
3.15%, 2/15/2028	12,234,000	12,044,618
3.30%, 2/1/2027	6,925,600	6,888,479
3.30%, 4/1/2027	5,492,000	5,454,984
3.55%, 5/1/2028 (a)	5,314,000	5,268,406
4.15%, 10/15/2028	8,500,000	8,544,625
5.35%, 11/15/2027 (a)	3,138,000	3,217,329
FactSet Research Systems, Inc. 2.90%, 3/1/2027 (a)	3,775,000	3,719,205
Paramount Global:
2.90%, 1/15/2027	2,945,000	2,896,231
3.38%, 2/15/2028	180,000	174,904
3.70%, 6/1/2028 (a)	60,000	58,649
TCI Communications, Inc. 7.13%, 2/15/2028	3,957,000	4,203,323
TWDC Enterprises 18 Corp. Series MTN, 2.95%, 6/15/2027 (a)	3,013,000	2,982,297
Walt Disney Co.:
2.20%, 1/13/2028 (a)	4,551,000	4,416,836
3.70%, 3/23/2027	3,576,000	3,573,211
		76,742,388
Security Description	Principal Amount	Value
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$250,000	$242,992
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	5,715,000	5,805,240
5.10%, 9/8/2028 (a)	1,079,000	1,110,302
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	3,815,000	3,805,195
4.38%, 8/1/2028	778,000	777,774
5.00%, 9/1/2027	7,000	7,011
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,441,000	1,550,401
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	1,368,000	1,377,125
4.50%, 3/14/2028	5,710,000	5,775,608
		20,451,648
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.88%, 10/15/2027	4,009,000	3,941,408
Series MTN, 3.63%, 9/14/2028	3,440,000	3,416,023
Eaton Corp.:
3.10%, 9/15/2027	3,498,000	3,460,082
4.35%, 5/18/2028 (a)	8,087,000	8,180,000
Parker-Hannifin Corp.:
3.25%, 3/1/2027	3,789,000	3,762,325
4.25%, 9/15/2027	11,571,000	11,645,286
Teledyne Technologies, Inc. 2.25%, 4/1/2028	1,990,000	1,912,848
Textron, Inc.:
3.38%, 3/1/2028	514,000	506,393
3.65%, 3/15/2027	3,517,000	3,497,340
		40,321,705
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.28%, 12/1/2028	1,500,000	1,457,775
4.25%, 4/1/2028	3,171,000	3,162,660
		4,620,435
OIL & GAS — 2.2%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	3,546,000	3,517,987
3.59%, 4/14/2027	3,838,000	3,826,332
3.94%, 9/21/2028	9,141,000	9,147,582
4.23%, 11/6/2028	10,328,000	10,400,296
5.02%, 11/17/2027	3,900,000	3,981,510
BP Capital Markets PLC:
3.28%, 9/19/2027 (a)	8,913,000	8,842,676
3.72%, 11/28/2028	5,205,000	5,171,636
Canadian Natural Resources Ltd. 3.85%, 6/1/2027 (a)	4,141,000	4,130,275

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chevron Corp. 2.00%, 5/11/2027	$5,148,000	$5,034,126
Chevron USA, Inc.:
1.02%, 8/12/2027	3,794,000	3,637,687
3.85%, 1/15/2028	3,707,000	3,716,193
3.95%, 8/13/2027	3,962,000	3,980,582
4.05%, 8/13/2028 (a)	3,579,000	3,607,346
4.41%, 2/26/2027	2,880,000	2,903,386
4.48%, 2/26/2028 (a)	5,641,000	5,726,235
Continental Resources, Inc. 4.38%, 1/15/2028	10,711,000	10,685,722
Coterra Energy, Inc. 3.90%, 5/15/2027	3,958,000	3,945,730
Devon Energy Corp.:
5.25%, 10/15/2027	66,000	66,063
5.88%, 6/15/2028 (a)	1,001,000	1,001,691
Diamondback Energy, Inc. 5.20%, 4/18/2027	3,819,000	3,875,598
Eni USA, Inc. 7.30%, 11/15/2027	5,924,000	6,261,905
EOG Resources, Inc. 4.40%, 7/15/2028	3,703,000	3,745,362
EQT Corp.:
3.90%, 10/1/2027	3,914,000	3,895,917
5.70%, 4/1/2028	2,929,000	3,020,883
6.50%, 7/1/2027	3,222,000	3,290,113
Exxon Mobil Corp. 3.29%, 3/19/2027	2,799,000	2,787,104
Helmerich & Payne, Inc. 4.65%, 12/1/2027	844,000	850,609
Hess Corp. 4.30%, 4/1/2027	13,866,000	13,925,901
Marathon Petroleum Corp. 3.80%, 4/1/2028	1,984,000	1,973,485
Occidental Petroleum Corp.:
5.00%, 8/1/2027	3,542,000	3,607,775
6.38%, 9/1/2028	3,758,000	3,938,572
8.50%, 7/15/2027	2,627,000	2,744,742
Ovintiv, Inc. 5.65%, 5/15/2028	198,000	203,807
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	5,515,000	5,454,004
Phillips 66 Co.:
3.75%, 3/1/2028	3,015,000	2,993,111
3.90%, 3/15/2028	2,981,000	2,969,404
4.95%, 12/1/2027	3,960,000	4,024,706
TotalEnergies Capital SA 3.88%, 10/11/2028	10,523,000	10,536,364
Valero Energy Corp.:
2.15%, 9/15/2027	3,714,000	3,598,086
4.35%, 6/1/2028	3,946,000	3,965,138
Woodside Finance Ltd. 4.90%, 5/19/2028	3,302,000	3,350,804
		184,336,445
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/2027	$5,807,000	$5,743,181
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	1,887,000	1,897,699
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	3,128,000	3,170,416
Berry Global, Inc.:
1.65%, 1/15/2027	3,806,000	3,709,480
5.50%, 4/15/2028	3,009,000	3,102,189
Packaging Corp. of America 3.40%, 12/15/2027	3,108,000	3,078,878
Sonoco Products Co. 2.25%, 2/1/2027 (a)	3,421,000	3,353,811
WRKCo, Inc.:
3.90%, 6/1/2028	1,586,000	1,578,435
4.00%, 3/15/2028	3,786,000	3,776,573
		23,667,481
PHARMACEUTICALS — 4.6%
AbbVie, Inc.:
4.25%, 11/14/2028 (a)	16,900,000	17,084,548
4.65%, 3/15/2028	3,595,000	3,655,108
4.80%, 3/15/2027	15,592,000	15,757,899
Astrazeneca Finance LLC:
1.75%, 5/28/2028	16,107,000	15,380,574
4.80%, 2/26/2027	3,875,000	3,919,020
4.88%, 3/3/2028	3,100,000	3,166,309
AstraZeneca PLC 3.13%, 6/12/2027 (a)	3,876,000	3,846,155
Becton Dickinson & Co.:
3.70%, 6/6/2027	6,621,000	6,595,973
4.69%, 2/13/2028	4,449,000	4,505,458
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	3,900,000	3,722,940
3.25%, 2/27/2027	6,940,000	6,904,537
3.45%, 11/15/2027 (a)	3,346,000	3,335,059
Cardinal Health, Inc. 3.41%, 6/15/2027	3,594,000	3,566,865
Cencora, Inc.:
3.45%, 12/15/2027	3,939,000	3,904,967
4.63%, 12/15/2027 (a)	3,078,000	3,116,844
CVS Health Corp.:
1.30%, 8/21/2027	25,766,000	24,643,891
3.63%, 4/1/2027	3,900,000	3,878,862
4.30%, 3/25/2028	24,355,000	24,445,113
6.25%, 6/1/2027	3,761,000	3,869,956
Eli Lilly & Co.:
3.10%, 5/15/2027	3,519,000	3,489,053
4.00%, 10/15/2028	22,951,000	23,099,034
4.15%, 8/14/2027	3,117,000	3,140,502
4.50%, 2/9/2027	7,388,000	7,449,911

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 2/12/2028 (a)	$3,811,000	$3,875,215
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	2,351,000	2,368,350
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	16,179,000	16,193,238
Johnson & Johnson:
0.95%, 9/1/2027	9,130,000	8,744,988
2.90%, 1/15/2028	7,138,000	7,043,422
2.95%, 3/3/2027	6,607,000	6,560,487
4.50%, 3/1/2027	3,204,000	3,236,969
4.55%, 3/1/2028	3,251,000	3,312,411
McKesson Corp.:
3.95%, 2/16/2028	3,729,000	3,726,502
4.90%, 7/15/2028 (a)	1,513,000	1,550,129
Merck & Co., Inc.:
1.70%, 6/10/2027 (a)	4,841,000	4,713,779
1.90%, 12/10/2028	9,000,000	8,533,260
3.85%, 9/15/2027	6,430,000	6,452,312
4.05%, 5/17/2028 (a)	3,870,000	3,896,393
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	2,000,000	2,120,740
Mylan, Inc. 4.55%, 4/15/2028	4,684,000	4,688,075
Novartis Capital Corp.:
2.00%, 2/14/2027	4,152,900	4,078,189
3.10%, 5/17/2027	4,520,000	4,486,055
3.90%, 11/5/2028	4,250,000	4,263,388
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	38,170,000	38,672,699
Pfizer, Inc. 3.88%, 11/15/2027	5,000,000	5,016,900
Pharmacia LLC 6.60%, 12/1/2028	1,650,000	1,771,374
Sanofi SA:
3.63%, 6/19/2028	4,629,000	4,620,020
3.80%, 11/3/2028	19,750,000	19,765,010
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	5,800,000	5,933,980
Viatris, Inc. 2.30%, 6/22/2027	8,993,000	8,733,102
Zoetis, Inc.:
3.00%, 9/12/2027	3,283,000	3,238,516
3.90%, 8/20/2028	3,207,000	3,205,685
4.15%, 8/17/2028	3,618,000	3,637,899
		386,917,665
PIPELINES — 2.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	2,272,000	2,280,066
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	3,819,000	3,856,808
Cheniere Energy, Inc. 4.63%, 10/15/2028	15,100,000	15,090,336
Security Description	Principal Amount	Value
DCP Midstream Operating LP 5.63%, 7/15/2027	$2,843,000	$2,895,994
Enbridge, Inc.:
3.70%, 7/15/2027	3,827,000	3,806,908
4.20%, 11/20/2028	6,080,000	6,087,904
4.60%, 6/20/2028	3,914,000	3,953,805
5.25%, 4/5/2027	3,734,000	3,786,724
6.00%, 11/15/2028	1,250,000	1,313,613
Energy Transfer LP:
4.00%, 10/1/2027	3,512,000	3,507,364
4.20%, 4/15/2027	3,713,000	3,716,267
4.40%, 3/15/2027	3,810,000	3,822,116
4.95%, 5/15/2028	3,905,000	3,969,511
4.95%, 6/15/2028	5,240,000	5,327,089
5.50%, 6/1/2027	5,025,000	5,107,309
5.55%, 2/15/2028	5,697,000	5,848,882
6.10%, 12/1/2028	2,000,000	2,103,140
Enterprise Products Operating LLC:
3.95%, 2/15/2027	3,557,000	3,559,668
4.15%, 10/16/2028	9,372,000	9,431,887
4.30%, 6/20/2028	6,966,000	7,026,395
4.60%, 1/11/2027	3,595,000	3,620,920
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	3,427,000	3,417,336
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (b)	2,811,000	2,793,263
Kinder Morgan, Inc. 4.30%, 3/1/2028	6,263,000	6,294,816
MPLX LP:
4.00%, 3/15/2028	6,707,000	6,694,927
4.13%, 3/1/2027	4,085,000	4,087,042
4.25%, 12/1/2027	4,315,000	4,328,894
Northwest Pipeline LLC 4.00%, 4/1/2027	3,732,000	3,731,328
ONEOK, Inc.:
4.00%, 7/13/2027	2,836,000	2,833,079
4.25%, 9/24/2027	3,983,000	3,995,905
4.55%, 7/15/2028	3,195,000	3,222,637
5.65%, 11/1/2028	5,800,000	6,026,200
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	7,344,000	7,350,830
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	6,058,000	6,109,735
Targa Resources Corp.:
4.35%, 1/15/2029	2,625,000	2,631,562
5.20%, 7/1/2027	3,822,000	3,883,267
TC PipeLines LP 3.90%, 5/25/2027	1,985,000	1,977,775
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	3,400,000	3,522,094
7.00%, 10/15/2028	3,010,000	3,232,680

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines Ltd. 4.25%, 5/15/2028 (a)	$4,996,000	$5,006,991
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	3,176,000	3,171,331
Valero Energy Partners LP 4.50%, 3/15/2028	2,526,000	2,543,278
Western Midstream Operating LP:
4.50%, 3/1/2028	1,528,000	1,533,577
4.75%, 8/15/2028	1,346,000	1,361,856
Williams Cos., Inc.:
3.75%, 6/15/2027	5,083,000	5,062,465
5.30%, 8/15/2028	3,870,000	3,984,591
		198,910,165
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree LP 2.00%, 6/15/2028	1,569,000	1,495,602
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	3,168,000	3,159,225
3.95%, 1/15/2028	3,048,000	3,031,846
American Homes 4 Rent LP 4.25%, 2/15/2028	1,300,000	1,303,068
American Tower Corp.:
1.50%, 1/31/2028	3,769,000	3,575,537
2.75%, 1/15/2027	6,146,600	6,065,035
3.13%, 1/15/2027	3,791,000	3,755,023
3.55%, 7/15/2027	3,431,000	3,406,297
3.60%, 1/15/2028	3,992,000	3,954,236
3.65%, 3/15/2027	3,972,000	3,953,610
5.25%, 7/15/2028	1,656,000	1,701,722
5.50%, 3/15/2028	10,686,000	10,990,017
5.80%, 11/15/2028	3,666,000	3,825,911
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,650,000	1,559,827
Series MTN, 3.20%, 1/15/2028	5,039,000	4,967,597
Series MTN, 3.35%, 5/15/2027	2,388,000	2,369,851
Boston Properties LP:
4.50%, 12/1/2028	1,500,000	1,509,630
6.75%, 12/1/2027	3,913,000	4,095,150
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,313,000	1,260,007
3.90%, 3/15/2027	3,723,000	3,714,549
Camden Property Trust 4.10%, 10/15/2028 (a)	756,000	759,152
Crown Castle, Inc.:
2.90%, 3/15/2027	3,714,000	3,660,556
3.65%, 9/1/2027	3,952,000	3,920,384
3.80%, 2/15/2028	8,347,000	8,281,393
4.00%, 3/1/2027	5,016,000	5,007,423
4.80%, 9/1/2028	480,000	486,816
Security Description	Principal Amount	Value
5.00%, 1/11/2028	$6,987,000	$7,095,229
CubeSmart LP 2.25%, 12/15/2028	3,000,000	2,849,760
Digital Realty Trust LP:
3.70%, 8/15/2027	3,881,000	3,860,858
4.45%, 7/15/2028	3,656,000	3,680,897
5.55%, 1/15/2028	4,723,000	4,853,827
DOC Dr. LLC:
3.95%, 1/15/2028	3,148,000	3,130,654
4.30%, 3/15/2027	3,394,000	3,399,872
EPR Properties:
4.50%, 6/1/2027	3,445,000	3,449,203
4.95%, 4/15/2028	1,632,000	1,644,730
Equinix, Inc.:
1.55%, 3/15/2028	3,511,000	3,331,974
1.80%, 7/15/2027	3,181,000	3,076,250
2.00%, 5/15/2028	3,432,000	3,273,236
ERP Operating LP:
3.25%, 8/1/2027	3,577,000	3,542,875
3.50%, 3/1/2028	4,659,000	4,614,553
4.15%, 12/1/2028	1,000,000	1,005,270
Essex Portfolio LP:
1.70%, 3/1/2028	3,965,000	3,764,173
3.63%, 5/1/2027	2,215,000	2,205,697
Extra Space Storage LP:
3.88%, 12/15/2027	3,944,000	3,933,864
5.70%, 4/1/2028	1,318,000	1,361,876
Federal Realty OP LP:
3.25%, 7/15/2027	2,678,000	2,646,292
5.38%, 5/1/2028	959,000	982,898
GLP Capital LP/GLP Financing II, Inc. 5.75%, 6/1/2028	1,550,000	1,590,517
Healthcare Realty Holdings LP 3.75%, 7/1/2027	3,199,000	3,177,471
Healthpeak OP LLC:
1.35%, 2/1/2027	2,923,000	2,838,934
2.13%, 12/1/2028	3,000,000	2,832,360
Highwoods Realty LP:
3.88%, 3/1/2027	1,211,000	1,202,826
4.13%, 3/15/2028	2,815,000	2,788,370
Host Hotels & Resorts LP 4.25%, 12/15/2028	1,545,000	1,546,174
Invitation Homes Operating Partnership LP 2.30%, 11/15/2028	1,500,000	1,425,975
Kimco Realty OP LLC:
1.90%, 3/1/2028	491,000	471,615
3.80%, 4/1/2027	1,511,000	1,509,852
Mid-America Apartments LP:
3.60%, 6/1/2027	3,602,000	3,591,482
4.20%, 6/15/2028	1,693,000	1,699,603
NNN REIT, Inc.:
3.50%, 10/15/2027	2,054,000	2,036,438
4.30%, 10/15/2028	4,000,000	4,023,640

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	$3,472,000	$3,483,735
4.75%, 1/15/2028 (a)	6,281,000	6,332,693
Prologis LP:
2.13%, 4/15/2027	2,519,000	2,465,950
3.38%, 12/15/2027	3,599,000	3,570,820
3.88%, 9/15/2028	3,503,000	3,494,172
4.00%, 9/15/2028	1,516,000	1,518,486
4.88%, 6/15/2028 (a)	3,722,000	3,809,951
Public Storage Operating Co.:
1.85%, 5/1/2028	2,118,000	2,021,843
1.95%, 11/9/2028	1,500,000	1,420,725
3.09%, 9/15/2027	3,578,000	3,536,567
Realty Income Corp.:
2.10%, 3/15/2028	3,634,000	3,490,203
2.20%, 6/15/2028	1,025,000	983,713
3.00%, 1/15/2027	3,133,000	3,104,364
3.40%, 1/15/2028	3,831,000	3,789,740
3.65%, 1/15/2028	3,463,000	3,440,629
3.95%, 8/15/2027	3,748,000	3,749,499
4.45%, 9/15/2026	1,728,000	1,729,728
Regency Centers LP:
3.60%, 2/1/2027	3,061,000	3,047,776
4.13%, 3/15/2028 (a)	3,294,000	3,302,334
Rexford Industrial Realty LP 5.00%, 6/15/2028	3,487,000	3,549,313
Simon Property Group LP:
1.38%, 1/15/2027	3,940,000	3,837,402
1.75%, 2/1/2028	8,106,000	7,771,303
3.38%, 6/15/2027	1,641,000	1,629,972
3.38%, 12/1/2027 (a)	3,834,000	3,804,708
Store Capital LLC 4.50%, 3/15/2028	3,179,000	3,187,234
Sun Communities Operating LP 2.30%, 11/1/2028	503,000	478,650
Tanger Properties LP 3.88%, 7/15/2027	3,800,000	3,779,442
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	3,158,000	3,121,525
Series MTN, 3.50%, 7/1/2027	1,629,000	1,615,838
Ventas Realty LP:
3.85%, 4/1/2027	1,262,000	1,259,072
4.00%, 3/1/2028	3,927,000	3,921,109
VICI Properties LP:
4.75%, 2/15/2028	6,094,000	6,154,331
4.75%, 4/1/2028	1,777,000	1,795,801
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,091,000	1,076,435
4.25%, 4/15/2028	3,979,000	4,006,177
Weyerhaeuser Co. 6.95%, 10/1/2027	1,746,000	1,829,232
		301,359,181
Security Description	Principal Amount	Value
RETAIL — 2.2%
AutoNation, Inc.:
1.95%, 8/1/2028	$3,406,000	$3,211,483
3.80%, 11/15/2027	1,515,000	1,503,880
4.45%, 1/15/2029	2,000,000	2,005,660
AutoZone, Inc.:
3.75%, 6/1/2027	2,506,000	2,496,527
4.50%, 2/1/2028	2,885,000	2,911,686
6.25%, 11/1/2028	1,000,000	1,056,750
Best Buy Co., Inc. 4.45%, 10/1/2028	2,283,000	2,303,889
Costco Wholesale Corp.:
1.38%, 6/20/2027	5,335,000	5,169,828
3.00%, 5/18/2027	4,248,000	4,218,264
Darden Restaurants, Inc.:
3.85%, 5/1/2027	1,179,000	1,176,170
4.35%, 10/15/2027	3,088,000	3,104,490
Dollar General Corp.:
4.13%, 5/1/2028	4,685,000	4,693,058
5.20%, 7/5/2028	2,250,000	2,306,273
Dollar Tree, Inc. 4.20%, 5/15/2028	11,017,000	11,030,992
Genuine Parts Co. 6.50%, 11/1/2028	3,798,000	4,014,144
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	3,143,000	2,962,403
1.50%, 9/15/2028	4,014,000	3,786,165
2.50%, 4/15/2027	5,575,000	5,488,978
2.80%, 9/14/2027	3,469,000	3,415,994
2.88%, 4/15/2027	3,700,000	3,662,001
3.75%, 9/15/2028 (a)	3,570,000	3,570,750
3.90%, 12/6/2028	2,000,000	2,008,020
4.88%, 6/25/2027 (a)	3,815,000	3,879,474
Lowe's Cos., Inc.:
1.30%, 4/15/2028	5,257,000	4,958,455
1.70%, 9/15/2028	1,872,000	1,764,472
3.10%, 5/3/2027 (a)	5,015,000	4,960,086
3.35%, 4/1/2027	5,631,000	5,592,540
3.95%, 10/15/2027	3,330,000	3,332,930
4.00%, 10/15/2028 (a)	3,889,000	3,895,728
McDonald's Corp.:
Series MTN, 3.50%, 3/1/2027 (a)	2,151,000	2,141,837
Series MTN, 3.50%, 7/1/2027	2,880,000	2,865,024
Series MTN, 3.80%, 4/1/2028 (a)	7,064,000	7,053,757
4.80%, 8/14/2028	3,757,000	3,836,987
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	3,490,000	3,468,153
4.35%, 6/1/2028	2,586,000	2,605,964
Starbucks Corp.:
2.00%, 3/12/2027	3,825,000	3,737,599
3.50%, 3/1/2028	7,068,000	6,992,867
4.00%, 11/15/2028	5,000,000	4,994,300
4.50%, 5/15/2028	4,922,000	4,971,565

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Target Corp.:
1.95%, 1/15/2027 (a)	$3,459,000	$3,396,703
4.35%, 6/15/2028	4,554,000	4,605,187
TJX Cos., Inc. 1.15%, 5/15/2028	3,171,000	2,980,360
Walmart, Inc.:
1.50%, 9/22/2028 (a)	5,991,000	5,665,389
3.70%, 6/26/2028	4,885,000	4,896,577
3.90%, 4/15/2028	4,914,000	4,938,816
3.95%, 9/9/2027 (a)	7,142,000	7,182,638
4.10%, 4/28/2027	3,756,000	3,781,841
5.88%, 4/5/2027	452,000	465,049
		185,061,703
SEMICONDUCTORS — 1.7%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,821,000	3,857,605
Analog Devices, Inc.:
1.70%, 10/1/2028	2,550,000	2,406,664
3.45%, 6/15/2027	3,660,000	3,639,211
4.25%, 6/15/2028	6,965,000	7,021,347
Applied Materials, Inc. 3.30%, 4/1/2027	3,697,000	3,678,922
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	5,966,000	5,915,408
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	3,754,000	3,603,990
4.11%, 9/15/2028 (a)	6,980,000	6,997,659
4.15%, 2/15/2028	4,952,000	4,970,966
4.80%, 4/15/2028 (a)	5,689,000	5,790,378
5.05%, 7/12/2027 (a)	5,442,000	5,536,528
Intel Corp.:
1.60%, 8/12/2028	2,823,000	2,647,692
3.15%, 5/11/2027	9,194,000	9,082,293
3.75%, 3/25/2027	3,010,000	2,996,756
3.75%, 8/5/2027	6,898,000	6,859,923
4.88%, 2/10/2028	9,884,000	10,026,527
Marvell Technology, Inc.:
2.45%, 4/15/2028	5,181,000	4,989,199
4.88%, 6/22/2028	2,849,000	2,896,863
Microchip Technology, Inc. 4.90%, 3/15/2028	4,460,000	4,522,529
NVIDIA Corp. 1.55%, 6/15/2028 (a)	6,968,000	6,623,572
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	650,000	673,160
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	3,989,000	3,944,842
4.30%, 8/19/2028	4,119,000	4,132,428
4.40%, 6/1/2027	1,626,000	1,632,878
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	6,443,000	6,079,679
3.25%, 5/20/2027	6,756,000	6,722,423
Security Description	Principal Amount	Value
Texas Instruments, Inc.:
2.90%, 11/3/2027 (a)	$3,555,000	$3,518,988
4.60%, 2/8/2027	3,890,000	3,923,104
4.60%, 2/15/2028	2,015,000	2,046,595
TSMC Arizona Corp. 3.88%, 4/22/2027	3,927,000	3,924,055
		140,662,184
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	2,296,000	2,174,794
3.48%, 12/1/2027	4,282,000	4,236,268
		6,411,062
SOFTWARE — 2.4%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	3,913,000	3,848,201
4.75%, 1/17/2028 (a)	3,893,000	3,969,770
4.85%, 4/4/2027 (a)	2,528,000	2,561,799
Autodesk, Inc. 3.50%, 6/15/2027	196,000	194,720
Cadence Design Systems, Inc. 4.20%, 9/10/2027 (a)	7,799,000	7,846,964
Concentrix Corp. 6.60%, 8/2/2028 (a)	5,830,000	6,018,484
Fidelity National Information Services, Inc. 1.65%, 3/1/2028 (a)	3,768,000	3,575,644
Fiserv, Inc.:
2.25%, 6/1/2027	3,646,000	3,549,344
4.20%, 10/1/2028 (a)	6,305,000	6,288,481
5.15%, 3/15/2027	7,195,000	7,271,411
5.38%, 8/21/2028	5,211,000	5,345,339
5.45%, 3/2/2028	9,980,000	10,218,223
Intuit, Inc.:
1.35%, 7/15/2027 (a)	3,785,000	3,656,159
5.13%, 9/15/2028	2,934,000	3,025,893
Microsoft Corp.:
3.30%, 2/6/2027	23,199,000	23,112,700
3.40%, 6/15/2027	5,267,000	5,256,203
Oracle Corp.:
2.30%, 3/25/2028	14,525,000	13,854,235
2.80%, 4/1/2027	10,439,000	10,236,692
3.25%, 11/15/2027	16,245,500	15,910,030
4.50%, 5/6/2028 (a)	7,575,000	7,571,137
4.80%, 8/3/2028	9,086,000	9,127,250
Roper Technologies, Inc.:
1.40%, 9/15/2027	5,612,000	5,372,480
4.25%, 9/15/2028	3,721,000	3,735,996
Salesforce, Inc.:
1.50%, 7/15/2028	2,803,000	2,655,254
3.70%, 4/11/2028	6,143,000	6,141,956
Synopsys, Inc.:
4.55%, 4/1/2027	3,862,000	3,889,343
4.65%, 4/1/2028	3,778,000	3,830,099

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (a)	$3,589,000	$3,574,141
4.95%, 3/28/2028 (a)	3,924,000	3,997,810
VMware LLC:
1.80%, 8/15/2028	4,387,000	4,149,663
3.90%, 8/21/2027	3,895,000	3,895,818
Workday, Inc. 3.50%, 4/1/2027	4,931,000	4,900,724
		198,581,963
TELECOMMUNICATIONS — 2.2%
AT&T, Inc.:
1.65%, 2/1/2028	11,346,000	10,811,717
2.30%, 6/1/2027	14,592,000	14,264,264
3.80%, 2/15/2027	9,844,000	9,825,296
4.10%, 2/15/2028	6,529,000	6,536,117
4.25%, 3/1/2027	8,665,000	8,685,103
British Telecommunications PLC 5.13%, 12/4/2028	2,650,000	2,719,642
Cisco Systems, Inc.:
4.55%, 2/24/2028	4,044,000	4,109,755
4.80%, 2/26/2027	11,489,000	11,616,643
Motorola Solutions, Inc. 4.60%, 2/23/2028	10,517,000	10,632,056
Nokia OYJ 4.38%, 6/12/2027	2,062,000	2,060,886
Rogers Communications, Inc. 3.20%, 3/15/2027	4,369,000	4,326,752
Sprint Capital Corp. 6.88%, 11/15/2028	9,554,000	10,254,404
Telefonica Emisiones SA 4.10%, 3/8/2027	4,156,000	4,154,670
TELUS Corp.:
2.80%, 2/16/2027	2,855,000	2,813,174
3.70%, 9/15/2027	3,137,000	3,115,010
T-Mobile USA, Inc.:
2.05%, 2/15/2028	10,861,000	10,430,470
3.75%, 4/15/2027	24,258,000	24,180,132
4.80%, 7/15/2028	6,068,000	6,175,282
4.95%, 3/15/2028	4,813,000	4,903,436
Verizon Communications, Inc.:
2.10%, 3/22/2028	9,881,000	9,489,119
4.13%, 3/16/2027 (a)	13,126,000	13,159,603
4.33%, 9/21/2028	11,912,000	12,011,227
Vodafone Group PLC 4.38%, 5/30/2028	1,015,000	1,030,306
		187,305,064
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc. 3.50%, 9/15/2027	3,561,000	3,522,826
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	3,407,000	3,384,889
Security Description	Principal Amount	Value
Canadian National Railway Co. 6.90%, 7/15/2028 (a)	$1,327,000	$1,424,641
Canadian Pacific Railway Co. 4.00%, 6/1/2028	1,150,000	1,150,943
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	3,249,000	3,258,422
CSX Corp.:
3.25%, 6/1/2027	4,138,000	4,103,820
3.80%, 3/1/2028 (a)	3,889,000	3,884,022
Kirby Corp. 4.20%, 3/1/2028	1,355,000	1,354,580
Norfolk Southern Corp.:
3.15%, 6/1/2027	1,300,000	1,285,362
3.80%, 8/1/2028	3,906,000	3,886,509
7.80%, 5/15/2027	3,226,000	3,390,655
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	3,377,000	3,333,538
Series MTN, 4.30%, 6/15/2027 (a)	2,541,000	2,551,443
Series MTN, 5.25%, 6/1/2028	3,304,000	3,392,712
Series MTN, 5.30%, 3/15/2027	2,747,000	2,786,419
Series MTN, 5.65%, 3/1/2028 (a)	752,000	776,034
6.30%, 12/1/2028	3,650,000	3,867,102
Union Pacific Corp.:
3.00%, 4/15/2027 (a)	1,362,000	1,348,707
3.95%, 9/10/2028	5,589,000	5,598,278
United Parcel Service, Inc. 3.05%, 11/15/2027	3,827,000	3,783,564
		54,561,640
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.85%, 3/30/2027	1,164,000	1,159,903
4.55%, 11/7/2028	678,000	683,431
5.40%, 3/15/2027	2,972,000	3,014,529
		4,857,863
WATER — 0.2%
American Water Capital Corp.:
2.95%, 9/1/2027	3,983,000	3,924,649
3.75%, 9/1/2028	500,000	498,020
Essential Utilities, Inc. 4.80%, 8/15/2027	3,863,000	3,909,511
United Utilities PLC 6.88%, 8/15/2028	6,406,000	6,820,660
		15,152,840
TOTAL CORPORATE BONDS & NOTES (Cost $8,252,138,452)		8,305,828,202

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	16,911,129	$16,911,129
State Street Navigator Securities Lending Portfolio II (f) (g)	164,201,452	164,201,452
TOTAL SHORT-TERM INVESTMENTS (Cost $181,112,581)		181,112,581
TOTAL INVESTMENTS — 100.9% (Cost $8,433,251,033)		8,486,940,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(73,377,346)
NET ASSETS — 100.0%		$8,413,563,437
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,305,828,202	$—	$8,305,828,202
Short-Term Investments	181,112,581	—	—	181,112,581
TOTAL INVESTMENTS	$181,112,581	$8,305,828,202	$—	$8,486,940,783

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,757,430	$244,757,430	$1,073,589,589	$1,301,435,890	$—	$—	16,911,129	$16,911,129	$654,712
State Street Navigator Securities Lending Portfolio II	317,373,607	317,373,607	781,574,525	934,746,680	—	—	164,201,452	164,201,452	398,427
Total		$562,131,037	$1,855,164,114	$2,236,182,570	$—	$—		$181,112,581	$1,053,139
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$7,548,900	$7,882,113
5.50%, 8/15/2028	5,002,500	5,236,992
6.13%, 11/15/2027	10,268,200	10,737,489
6.38%, 8/15/2027	5,418,800	5,654,814
6.63%, 2/15/2027	7,196,900	7,436,703
U.S. Treasury Notes:
0.38%, 7/31/2027	57,299,100	54,579,631
0.38%, 9/30/2027	64,816,800	61,434,173
0.50%, 4/30/2027	40,085,400	38,543,052
0.50%, 5/31/2027	39,154,500	37,553,142
0.50%, 6/30/2027	48,674,100	46,573,128
0.50%, 8/31/2027	50,632,000	48,211,157
0.50%, 10/31/2027	60,085,500	56,933,358
0.63%, 3/31/2027	30,510,600	29,453,455
0.63%, 11/30/2027	67,525,000	63,990,488
0.63%, 12/31/2027	71,252,000	67,358,189
0.75%, 1/31/2028	79,447,800	75,115,412
1.00%, 7/31/2028	75,039,200	70,407,874
1.13%, 2/28/2027	17,993,200	17,507,524
1.13%, 2/29/2028	78,989,700	75,126,610
1.13%, 8/31/2028	70,037,800	65,791,758
1.25%, 3/31/2028	67,329,900	64,084,389
1.25%, 4/30/2028	73,357,200	69,689,340
1.25%, 5/31/2028	79,192,700	75,084,579
1.25%, 6/30/2028	65,623,900	62,106,869
1.25%, 9/30/2028	71,852,500	67,591,872
1.38%, 10/31/2028	66,281,900	62,444,800
1.38%, 12/31/2028	68,135,200	63,961,919
1.50%, 1/31/2027	78,557,200	76,881,723
1.50%, 11/30/2028	65,421,600	61,741,635
1.88%, 2/28/2027	70,748,700	69,435,980
2.25%, 2/15/2027	65,889,700	64,968,274
2.25%, 8/15/2027	59,544,100	58,385,781
2.25%, 11/15/2027	60,334,400	58,993,374
2.38%, 5/15/2027	70,812,700	69,736,679
2.50%, 3/31/2027	73,088,900	72,189,564
2.63%, 5/31/2027	67,575,200	66,762,186
2.75%, 4/30/2027	66,713,800	66,062,298
2.75%, 7/31/2027 (a)	60,520,100	59,836,885
2.75%, 2/15/2028	78,184,900	77,006,019
2.88%, 5/15/2028	80,208,300	79,067,838
2.88%, 8/15/2028	75,037,300	73,835,531
3.13%, 8/31/2027	59,750,300	59,404,869
3.13%, 11/15/2028	65,421,600	64,685,607
3.25%, 6/30/2027	61,834,200	61,621,645
3.38%, 9/15/2027 (a)	78,407,000	78,266,113
3.38%, 11/30/2027	43,292,700	43,209,835
3.38%, 12/31/2027	43,029,600	42,945,558
3.38%, 9/15/2028	71,852,500	71,566,213
3.50%, 9/30/2027	26,618,900	26,626,179
3.50%, 10/31/2027	34,622,500	34,631,967
3.50%, 1/31/2028	55,959,800	55,968,544
Security Description	Principal Amount	Value
3.50%, 4/30/2028	$53,794,500	$53,786,095
3.50%, 10/15/2028 (a)	71,380,700	71,313,781
3.50%, 11/15/2028	70,461,600	70,384,533
3.50%, 12/15/2028	70,139,200	70,062,485
3.63%, 8/31/2027	55,021,100	55,141,459
3.63%, 3/31/2028	52,909,300	53,053,974
3.63%, 5/31/2028	52,797,200	52,937,443
3.63%, 8/15/2028	72,524,400	72,711,377
3.75%, 4/30/2027	70,737,200	70,958,254
3.75%, 6/30/2027	79,724,500	80,029,696
3.75%, 8/15/2027 (a)	81,206,200	81,548,789
3.75%, 4/15/2028	78,246,500	78,656,072
3.75%, 5/15/2028	74,113,600	74,518,909
3.75%, 12/31/2028	70,139,200	70,539,213
3.88%, 3/31/2027	84,179,400	84,544,397
3.88%, 5/31/2027	44,085,700	44,311,295
3.88%, 7/31/2027	44,493,600	44,754,305
3.88%, 10/15/2027	80,109,700	80,651,066
3.88%, 11/30/2027	58,526,700	58,942,789
3.88%, 12/31/2027	55,974,100	56,393,906
3.88%, 3/15/2028	77,353,800	77,976,257
3.88%, 6/15/2028	72,932,200	73,553,264
3.88%, 7/15/2028	73,026,000	73,647,862
4.00%, 1/15/2027	59,123,800	59,407,871
4.00%, 12/15/2027 (a)	75,926,700	76,668,172
4.00%, 2/29/2028	54,307,800	54,872,092
4.00%, 6/30/2028	45,432,400	45,961,262
4.13%, 1/31/2027	55,451,200	55,804,268
4.13%, 2/15/2027	79,410,400	79,925,327
4.13%, 2/28/2027	56,146,600	56,521,642
4.13%, 9/30/2027	60,073,500	60,718,821
4.13%, 10/31/2027	60,085,500	60,752,073
4.13%, 11/15/2027	79,065,200	79,970,126
4.13%, 7/31/2028	50,026,800	50,773,294
4.25%, 3/15/2027	82,690,000	83,384,467
4.25%, 1/15/2028	75,654,000	76,771,079
4.25%, 2/15/2028	74,048,400	75,182,266
4.38%, 7/15/2027	82,534,400	83,630,560
4.38%, 8/31/2028	57,028,400	58,235,798
4.38%, 11/30/2028	65,421,600	66,903,808
4.50%, 4/15/2027	85,873,700	86,926,995
4.50%, 5/15/2027	77,355,400	78,376,733
4.63%, 6/15/2027	89,011,200	90,436,770
4.63%, 9/30/2028	61,587,800	63,329,580
4.88%, 10/31/2028 (a)	66,281,900	68,632,836
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,831,933,492)		5,867,924,188
Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	11,023,037	11,023,037

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	74,326,578	$74,326,578
TOTAL SHORT-TERM INVESTMENTS (Cost $85,349,615)		85,349,615
TOTAL INVESTMENTS — 100.7% (Cost $5,917,283,107)		5,953,273,803
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(42,085,409)
NET ASSETS — 100.0%		$5,911,188,394

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,867,924,188	$—	$5,867,924,188
Short-Term Investments	85,349,615	—	—	85,349,615
TOTAL INVESTMENTS	$85,349,615	$5,867,924,188	$—	$5,953,273,803

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,190,679	$10,190,679	$189,862,712	$189,030,354	$—	$—	11,023,037	$11,023,037	$220,567
State Street Navigator Securities Lending Portfolio II	—	—	479,589,169	405,262,591	—	—	74,326,578	74,326,578	15,217
Total		$10,190,679	$669,451,881	$594,292,945	$—	$—		$85,349,615	$235,784
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$11,723,844	$6,335,455
0.13%, 2/15/2052	12,802,932	6,769,300
0.25%, 2/15/2050	11,889,441	6,846,182
0.63%, 2/15/2043	17,185,506	12,797,832
0.75%, 2/15/2042	17,529,791	13,655,433
0.75%, 2/15/2045	15,782,881	11,512,255
0.88%, 2/15/2047	13,636,807	9,837,145
1.00%, 2/15/2046	14,833,498	11,187,123
1.00%, 2/15/2048	12,711,620	9,289,414
1.00%, 2/15/2049	11,314,718	8,143,724
1.38%, 2/15/2044	18,030,541	15,105,509
1.50%, 2/15/2053	10,803,617	8,424,078
1.75%, 1/15/2028	13,036,412	13,138,769
2.13%, 2/15/2040	13,385,850	13,262,711
2.13%, 2/15/2041	18,771,029	18,386,443
2.13%, 2/15/2054	9,728,737	8,748,453
2.38%, 1/15/2027	11,648,903	11,749,238
2.38%, 2/15/2055	9,390,952	8,914,251
2.50%, 1/15/2029	12,537,995	12,949,398
3.38%, 4/15/2032	5,475,757	6,048,251
3.63%, 4/15/2028	17,113,868	17,966,219
3.88%, 4/15/2029	19,777,667	21,318,935
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	22,892,661	22,483,544
0.13%, 1/15/2030	24,364,655	23,121,677
0.13%, 7/15/2030	29,965,158	28,299,517
0.13%, 1/15/2031	28,452,549	26,540,894
0.13%, 7/15/2031	32,234,242	29,885,927
0.13%, 1/15/2032	33,616,590	30,730,948
0.25%, 7/15/2029	28,882,959	27,844,977
0.38%, 1/15/2027	28,765,040	28,421,208
0.38%, 7/15/2027	27,763,027	27,446,897
0.50%, 1/15/2028	29,451,507	28,941,858
0.63%, 7/15/2032	30,758,364	28,876,216
Security Description	Principal Amount	Value
0.75%, 7/15/2028	$26,196,706	$25,896,365
0.88%, 1/15/2029	22,980,639	22,639,969
1.13%, 10/15/2030	26,219,901	25,835,820
1.13%, 1/15/2033	28,176,338	27,051,486
1.25%, 4/15/2028	22,189,650	22,106,439
1.38%, 7/15/2033	25,091,794	24,472,831
1.63%, 10/15/2027	26,046,108	26,250,610
1.63%, 10/15/2029	27,538,496	27,820,873
1.63%, 4/15/2030	28,576,501	28,733,895
1.75%, 1/15/2034	31,052,005	30,891,893
1.88%, 7/15/2034	29,509,475	29,643,189
1.88%, 7/15/2035	33,139,131	33,063,402
2.13%, 4/15/2029	24,887,990	25,429,012
2.13%, 1/15/2035	31,980,222	32,562,362
2.38%, 10/15/2028	22,400,579	23,078,284
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,014,488,481)		960,456,211
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (a) (b) (Cost $720,753)	720,753	720,753
TOTAL INVESTMENTS — 99.6% (Cost $1,015,209,234)		961,176,964
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		4,257,845
NET ASSETS — 100.0%		$965,434,809
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$960,456,211	$—	$960,456,211
Short-Term Investment	720,753	—	—	720,753
TOTAL INVESTMENTS	$720,753	$960,456,211	$—	$961,176,964
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,652	$1,329,652	$35,980,974	$36,589,873	$—	$—	720,753	$720,753	$46,709
State Street Navigator Securities Lending Portfolio II	3,242,178	3,242,178	680,350	3,922,528	—	—	—	—	618
Total		$4,571,830	$36,661,324	$40,512,401	$—	$—		$720,753	$47,327
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bonds:
5.25%, 2/15/2029	$3,816,300	$4,005,624
5.38%, 2/15/2031	11,712,700	12,574,682
6.13%, 8/15/2029	1,076,900	1,165,576
6.25%, 5/15/2030	7,935,200	8,736,779
U.S. Treasury Notes:
0.63%, 5/15/2030	106,705,400	93,650,661
0.63%, 8/15/2030	160,819,100	139,950,310
0.88%, 11/15/2030	122,360,800	106,970,106
1.13%, 2/15/2031	108,486,700	95,519,149
1.25%, 8/15/2031	166,440,400	145,037,205
1.38%, 11/15/2031 (a)	166,572,800	145,126,552
1.50%, 2/15/2030	91,335,800	83,893,360
1.63%, 8/15/2029	26,043,600	24,314,142
1.63%, 5/15/2031	103,288,000	92,547,662
1.75%, 1/31/2029	74,026,900	70,140,488
1.75%, 11/15/2029 (a)	65,400,500	61,077,936
1.88%, 2/28/2029	74,031,100	70,312,194
1.88%, 2/15/2032	159,666,800	142,452,723
2.38%, 3/31/2029	52,782,600	50,856,860
2.38%, 5/15/2029	91,478,000	87,968,962
2.63%, 2/15/2029	38,517,500	37,449,241
2.63%, 7/31/2029	87,872,100	84,995,662
2.75%, 5/31/2029	85,289,300	83,003,814
2.75%, 8/15/2032 (a)	174,748,500	162,952,976
2.88%, 4/30/2029	66,384,500	64,916,781
2.88%, 5/15/2032	150,488,900	141,929,844
3.13%, 8/31/2029	112,759,000	110,856,192
3.25%, 6/30/2029	46,077,700	45,555,726
3.38%, 5/15/2033 (a)	148,223,800	142,572,768
3.50%, 9/30/2029	87,632,300	87,242,063
3.50%, 1/31/2030	63,767,400	63,408,708
3.50%, 4/30/2030	73,531,000	73,008,241
3.50%, 11/30/2030	109,891,900	108,818,737
3.50%, 2/15/2033 (a)	148,183,200	144,061,855
3.63%, 8/31/2029 (a)	120,532,400	120,532,400
3.63%, 3/31/2030	74,864,100	74,729,579
3.63%, 8/31/2030	106,749,000	106,382,050
3.63%, 9/30/2030	116,488,000	116,060,271
3.63%, 10/31/2030	92,631,900	92,262,820
3.63%, 12/31/2030	62,013,500	61,727,657
3.63%, 9/30/2031	68,369,200	67,706,873
3.75%, 5/31/2030	73,331,900	73,520,959
3.75%, 6/30/2030	60,028,800	60,183,562
3.75%, 12/31/2030 (a)	55,122,500	55,165,564
3.75%, 8/31/2031	52,885,700	52,724,564
3.75%, 10/31/2032	69,093,500	68,370,177
3.75%, 11/30/2032	67,243,100	66,507,629
3.88%, 9/30/2029	49,745,700	50,169,316
3.88%, 11/30/2029 (a)	68,306,800	68,877,803
3.88%, 12/31/2029	80,557,100	81,243,094
3.88%, 4/30/2030 (a)	109,644,400	110,518,129
3.88%, 6/30/2030	107,430,500	108,253,015
Security Description	Principal Amount	Value
3.88%, 7/31/2030 (a)	$107,565,700	$108,372,443
3.88%, 8/31/2032	67,023,100	66,876,487
3.88%, 9/30/2032	66,244,900	66,079,288
3.88%, 12/31/2032	72,060,600	71,779,113
3.88%, 8/15/2033 (a)	161,613,700	160,376,345
3.88%, 8/15/2034	180,320,700	177,644,065
4.00%, 1/31/2029	77,626,000	78,620,583
4.00%, 7/31/2029	101,468,800	102,792,651
4.00%, 10/31/2029	57,315,900	58,072,649
4.00%, 2/28/2030 (a)	169,309,400	171,478,677
4.00%, 3/31/2030	117,329,900	118,842,356
4.00%, 5/31/2030	109,587,000	110,991,083
4.00%, 7/31/2030	50,814,500	51,465,561
4.00%, 1/31/2031	46,549,400	47,098,538
4.00%, 4/30/2032	72,956,600	73,458,177
4.00%, 6/30/2032	71,321,300	71,772,630
4.00%, 7/31/2032	68,977,400	69,376,176
4.00%, 2/15/2034 (a)	176,118,200	175,677,904
4.00%, 11/15/2035	112,773,400	111,240,387
4.13%, 3/31/2029	66,905,800	68,029,609
4.13%, 10/31/2029	79,029,300	80,387,616
4.13%, 11/30/2029	107,256,200	109,116,425
4.13%, 8/31/2030	97,890,700	99,619,083
4.13%, 3/31/2031	47,782,500	48,607,495
4.13%, 7/31/2031 (a)	68,702,400	69,829,549
4.13%, 10/31/2031	75,776,900	76,966,835
4.13%, 11/30/2031	77,242,300	78,431,108
4.13%, 2/29/2032	79,543,700	80,693,355
4.13%, 3/31/2032	76,789,800	77,875,656
4.13%, 5/31/2032	71,972,100	72,944,848
4.13%, 11/15/2032	157,822,400	159,696,541
4.25%, 2/28/2029	95,431,100	97,369,544
4.25%, 6/30/2029 (a)	106,305,700	108,564,696
4.25%, 1/31/2030	125,142,400	127,938,551
4.25%, 2/28/2031 (a)	69,340,000	70,948,905
4.25%, 6/30/2031	58,594,800	59,940,649
4.25%, 11/15/2034	188,820,400	190,974,133
4.25%, 5/15/2035	187,345,200	189,043,016
4.25%, 8/15/2035	183,780,700	185,245,202
4.38%, 12/31/2029	106,270,700	109,118,423
4.38%, 11/30/2030	80,813,400	83,155,726
4.38%, 1/31/2032	69,048,200	70,995,575
4.38%, 5/15/2034	182,190,300	186,346,516
4.50%, 5/31/2029	91,297,200	93,929,128
4.50%, 12/31/2031	80,045,300	82,871,900
4.50%, 11/15/2033 (a)	173,624,800	179,376,121
4.63%, 4/30/2029	124,977,400	129,039,166
4.63%, 9/30/2030	54,731,400	56,886,449
4.63%, 4/30/2031	47,319,500	49,264,036
4.63%, 5/31/2031	69,795,000	72,663,138
4.63%, 2/15/2035 (a)	188,214,200	195,507,500
4.88%, 10/31/2030	69,363,500	72,880,447
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,528,039,830)		9,548,281,095

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c) (Cost $18,267,273)	18,267,273	$18,267,273
TOTAL INVESTMENTS — 99.4% (Cost $9,546,307,103)		9,566,548,368
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		60,852,643
NET ASSETS — 100.0%		$9,627,401,011
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$9,548,281,095	$—	$9,548,281,095
Short-Term Investment	18,267,273	—	—	18,267,273
TOTAL INVESTMENTS	$18,267,273	$9,548,281,095	$—	$9,566,548,368

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,207,769	$17,207,769	$412,532,701	$411,473,197	$—	$—	18,267,273	$18,267,273	$303,825
State Street Navigator Securities Lending Portfolio II	—	—	525,802,033	525,802,033	—	—	—	—	29,434
Total		$17,207,769	$938,334,734	$937,275,230	$—	$—		$18,267,273	$333,259
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 1.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,859,238	$3,970,338
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	7,784,000	8,146,890
7.50%, 6/1/2029 (a) (b)	8,989,000	8,929,673
7.50%, 3/15/2033 (a)	5,295,000	5,608,729
7.75%, 4/15/2028 (a) (b)	8,616,000	8,619,446
7.88%, 4/1/2030 (a)	7,969,200	8,404,796
CMG Media Corp. 8.88%, 6/18/2029 (a)	5,150,000	4,424,108
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a) (b)	4,844,000	4,413,417
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	6,054,000	5,699,902
3.75%, 2/15/2028	4,257,000	4,177,607
4.00%, 2/15/2030	526,000	507,679
4.88%, 1/15/2029	3,967,000	3,956,011
5.38%, 11/1/2033 (a)	1,633,000	1,628,705
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	20,999,400	21,053,368
10.38%, 5/15/2031 (a)	8,716,000	8,932,680
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	5,197,000	5,068,478
4.63%, 3/15/2030 (a) (b)	1,074,000	1,048,138
5.00%, 8/15/2027 (a)	7,193,000	7,198,539
7.38%, 2/15/2031 (a)	3,102,000	3,278,752
Stagwell Global LLC 5.63%, 8/15/2029 (a)	7,081,000	6,916,225
		121,983,481
AEROSPACE & DEFENSE — 1.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	9,179,000	9,504,946
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	9,618,000	9,644,642
6.75%, 6/15/2033 (a)	3,435,000	3,633,990
7.00%, 6/1/2032 (a) (b)	4,674,000	4,942,241
7.25%, 7/1/2031 (a) (b)	8,093,000	8,629,890
7.45%, 5/1/2034 (a)	5,274,000	5,893,590
7.50%, 2/1/2029 (a)	3,483,000	3,629,460
8.75%, 11/15/2030 (a)	2,174,000	2,347,572
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	5,898,000	5,967,891
Goat Holdco LLC 6.75%, 2/1/2032 (a)	7,101,000	7,293,224
Moog, Inc. 4.25%, 12/15/2027 (a)	7,457,000	7,390,633
Security Description	Principal Amount	Value
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	$79,000	$79,094
TransDigm, Inc.:
4.63%, 1/15/2029	5,682,000	5,646,544
4.88%, 5/1/2029	2,788,900	2,779,501
6.00%, 1/15/2033 (a)	13,571,000	13,890,190
6.25%, 1/31/2034 (a)	972,000	1,008,246
6.38%, 3/1/2029 (a)	21,645,000	22,346,947
6.38%, 5/31/2033 (a)	18,417,000	18,890,501
6.63%, 3/1/2032 (a)	20,763,000	21,599,749
6.75%, 8/15/2028 (a)	14,249,000	14,523,151
6.75%, 1/31/2034 (a)	12,619,000	13,155,307
6.88%, 12/15/2030 (a)	7,820,000	8,181,440
7.13%, 12/1/2031 (a)	9,823,000	10,309,337
		201,288,086
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	4,372,300	4,370,639
6.00%, 6/15/2030 (a)	7,337,000	7,460,995
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	4,396,000	4,687,235
		16,518,869
AIRLINES — 0.7%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,501,000	5,578,454
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	4,599,000	4,700,500
8.50%, 5/15/2029 (a)	5,578,000	5,823,265
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	21,188,430	21,574,271
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	15,101,000	15,210,633
OneSky Flight LLC 8.88%, 12/15/2029 (a)	5,759,000	6,168,465
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,800,000	6,503,248
7.88%, 5/1/2027 (a) (b)	4,190,000	4,211,202
9.50%, 6/1/2028 (a) (b)	380,000	392,787
		70,162,825
APPAREL — 0.5%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a)	13,674,000	15,032,238
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	4,607,700	4,974,934
Crocs, Inc. 4.25%, 3/15/2029 (a)	2,346,000	2,270,905
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	1,877,000	1,790,020
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	907,000	845,215

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
S&S Holdings LLC 8.38%, 10/1/2031 (a)	$4,608,000	$4,419,763
Under Armour, Inc. 7.25%, 7/15/2030 (a)	496,000	497,528
VF Corp.:
2.80%, 4/23/2027	5,499,000	5,398,698
2.95%, 4/23/2030	7,071,000	6,403,639
6.00%, 10/15/2033	1,310,000	1,285,018
6.45%, 11/1/2037	1,106,000	1,057,491
William Carter Co. 7.38%, 2/15/2031 (a)	4,217,000	4,356,372
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	3,018,000	2,789,296
		51,121,117
AUTO MANUFACTURERS — 1.3%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	6,821,500	6,424,830
4.75%, 10/1/2027 (a)	2,900,000	2,896,694
5.88%, 6/1/2029 (a) (b)	1,180,500	1,199,093
5.88%, 12/1/2033 (a)	2,074,000	2,103,554
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,570,000	7,014,816
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	2,140,000	2,111,859
5.50%, 7/15/2029 (a) (b)	2,193,000	2,189,842
5.88%, 1/15/2028 (a)	3,575,000	3,573,248
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	9,905,600	10,383,050
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	4,520,000	4,854,209
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	6,624,000	6,457,208
2.45%, 9/15/2028 (a)	321,000	296,360
2.75%, 3/9/2028 (a)	8,067,000	7,632,915
5.30%, 9/13/2027 (a)	49,000	49,193
5.63%, 9/29/2028 (a)	5,067,000	5,064,061
6.13%, 9/30/2030 (a)	4,080,000	4,081,265
7.05%, 9/15/2028 (a)	6,466,000	6,676,792
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	12,491,000	12,297,514
4.81%, 9/17/2030 (a)	18,755,000	17,691,404
7.50%, 7/17/2030 (a)	6,792,000	7,113,805
7.75%, 7/17/2032 (a)	6,709,000	7,111,473
8.13%, 7/17/2035 (a) (b)	8,220,000	8,755,780
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,454,000	3,829,905
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	4,189,700	3,915,945
		133,724,815
AUTO PARTS & EQUIPMENT — 2.0%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	2,772,010	2,848,905
Security Description	Principal Amount	Value
7.50%, 2/15/2033 (a) (b)	$6,926,000	$7,150,264
8.25%, 4/15/2031 (a) (b)	2,000	2,103
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	6,333,000	6,098,046
6.38%, 10/15/2032 (a)	8,230,000	8,382,666
7.75%, 10/15/2033 (a)	9,616,000	9,795,915
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (c)	5,679,000	5,888,725
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	4,673,000	4,788,703
6.75%, 2/15/2030 (a)	8,418,000	8,794,200
6.75%, 9/15/2032 (a)	7,363,000	7,637,272
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	1,367,698	1,342,341
13.50%, 3/31/2027 (a)	2,053,121	2,124,262
Dana, Inc.:
4.25%, 9/1/2030	2,238,000	2,167,279
4.50%, 2/15/2032 (b)	4,901,000	4,703,441
5.38%, 11/15/2027	1,601,000	1,599,735
5.63%, 6/15/2028	2,809,000	2,807,090
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,028,000	4,364,103
Forvia SE:
6.75%, 9/15/2033 (a)	4,196,000	4,316,719
8.00%, 6/15/2030 (a) (b)	5,554,000	5,946,612
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	7,473,000	7,947,386
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	4,957,000	4,955,562
5.00%, 7/15/2029	7,189,000	7,025,882
5.25%, 4/30/2031 (b)	137,000	131,597
5.25%, 7/15/2031	8,946,000	8,480,808
5.63%, 4/30/2033 (b)	5,534,000	5,228,136
6.63%, 7/15/2030 (b)	2,746,000	2,812,838
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	4,182,641	4,214,011
7.75%, 11/15/2030 (a)	4,109,273	4,305,409
8.00%, 11/15/2032 (a)	3,884,692	4,091,591
Phinia, Inc.:
6.63%, 10/15/2032 (a)	2,365,000	2,449,099
6.75%, 4/15/2029 (a)	6,033,000	6,249,524
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	4,979,000	5,100,239
6.25%, 8/15/2033 (a)	4,163,000	4,323,442
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,823,000	2,084,356
Tenneco, Inc. 8.00%, 11/17/2028 (a)	15,239,900	15,306,346
Titan International, Inc. 7.00%, 4/30/2028	3,211,000	3,220,248

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	$6,596,000	$6,516,980
6.88%, 4/14/2028 (a)	3,903,064	3,967,347
6.88%, 4/23/2032 (a)	5,397,000	5,240,973
7.13%, 4/14/2030 (a)	6,021,000	6,076,333
7.50%, 3/24/2031 (a)	10,813,000	10,941,675
		211,428,163
BANKS — 0.2%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	300	283
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	2,094,000	2,300,825
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,058,000	2,061,450
12.25%, 10/1/2030 (a)	5,562,500	6,169,146
Popular, Inc. 7.25%, 3/13/2028	3,322,000	3,497,202
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	2,737,000	2,696,383
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	1,337,000	1,371,027
		18,096,316
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,945,000	5,787,933
6.25%, 4/1/2029 (a)	1,884,000	1,894,268
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,554,000	1,539,454
		9,221,655
BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,139,000	1,021,136
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	10,986,000	11,260,321
7.25%, 12/15/2033 (a)	7,657,000	8,042,989
		20,324,446
CHEMICALS — 3.0%
Ashland, Inc.:
3.38%, 9/1/2031 (a)	337,000	307,506
6.88%, 5/15/2043	1,775,000	1,864,407
ASP Unifrax Holdings, Inc.:
7.10%, 9/30/2029 (a)	5,704,266	574,534
11.18%, 9/30/2029 (a)	2,373,737	1,871,027
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	4,479,000	4,720,866
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,966,000	2,850,682
Security Description	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	$1,992,000	$1,989,888
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030 (b)	6,442,000	6,469,378
6.67%, 7/15/2027 (d)	175,000	180,318
6.75%, 4/15/2033 (b)	7,220,500	7,179,415
6.83%, 7/15/2029 (d)	5,278,000	5,536,622
6.85%, 11/15/2028 (d)	5,221,000	5,461,479
6.88%, 7/15/2032 (d)	6,205,000	6,452,828
7.00%, 2/15/2031	3,898,000	3,989,681
7.05%, 11/15/2030 (d)	7,129,000	7,492,793
7.20%, 11/15/2033 (d)	5,743,000	6,067,709
7.38%, 2/15/2034	4,600,000	4,678,246
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	7,704,000	7,980,420
Chemours Co.:
4.63%, 11/15/2029 (a)	2,862,000	2,596,120
5.38%, 5/15/2027	2,530,700	2,535,559
5.75%, 11/15/2028 (a)	5,325,309	5,179,768
8.00%, 1/15/2033 (a) (b)	4,318,000	4,175,679
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	4,610,000	2,996,638
12.00%, 2/15/2031 (a) (b)	3,933,000	2,758,803
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,539,000	6,567,183
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,428,000	5,310,212
FMC Corp.:
3.45%, 10/1/2029	6,092,000	5,426,632
4.50%, 10/1/2049	3,375,000	2,153,554
5.65%, 5/18/2033 (b)	4,066,000	3,563,361
6.38%, 5/18/2053	3,451,000	2,571,651
5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (c)	5,040,000	3,995,712
HB Fuller Co.:
4.00%, 2/15/2027	1,915,000	1,911,247
4.25%, 10/15/2028	3,418,000	3,385,734
Herens Holdco SARL 4.75%, 5/15/2028 (a)	4,792,000	4,174,838
Huntsman International LLC:
2.95%, 6/15/2031	4,419,000	3,726,410
4.50%, 5/1/2029	5,990,000	5,730,034
5.70%, 10/15/2034	2,638,000	2,396,623
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	4,763,000	4,212,969
7.50%, 4/15/2029 (a) (b)	3,988,000	3,431,594
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	5,018,000	3,480,134
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,337,000	5,177,797

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Innophos Holdings, Inc.:
9.38%, 2/15/2028 (a) (b)	$961,000	$960,875
11.50%, 6/15/2029 (a)	4,313,785	3,913,293
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a)	7,836,000	7,806,850
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	3,586,000	3,253,399
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	1,843,000	1,862,628
Methanex Corp.:
5.13%, 10/15/2027	7,131,000	7,171,433
5.25%, 12/15/2029	1,457,000	1,467,010
5.65%, 12/1/2044	4,016,000	3,597,412
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	2,439,000	2,514,609
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	1,912,500	1,908,293
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	4,681,000	4,582,793
5.25%, 6/1/2027 (a)	7,434,000	7,478,232
7.00%, 12/1/2031 (a)	4,019,000	4,282,084
8.50%, 11/15/2028 (a)	3,506,000	3,668,889
9.00%, 2/15/2030 (a)	5,982,000	6,388,118
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	2,275,000	2,087,790
Olin Corp.:
5.00%, 2/1/2030 (b)	1,109,766	1,092,065
5.63%, 8/1/2029 (b)	4,786,000	4,804,426
6.63%, 4/1/2033 (a)	5,930,000	5,888,312
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	7,287,300	7,071,304
6.25%, 10/1/2029 (a)	1,238,000	1,202,717
7.25%, 6/15/2031 (a)	3,617,000	3,702,506
7.25%, 2/15/2033 (a)	12,707,000	12,780,192
Perimeter Holdings LLC 6.25%, 1/15/2034 (a) (e)	2,600,000	2,581,020
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	3,451,000	3,589,454
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	8,500,000	8,492,520
6.63%, 5/1/2029 (a) (b)	391,000	392,654
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	5,889,000	5,831,641
SNF Group SACA 3.38%, 3/15/2030 (a)	3,214,000	3,004,576
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	4,649,000	4,693,166
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63%, 5/3/2029 (a)	3,038,960	210,570
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	8,055,000	5,643,816
Security Description	Principal Amount	Value
9.13%, 9/30/2030 (a)	$409,000	$406,812
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	4,918,048	1,685,218
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	3,834,000	3,829,859
5.63%, 8/15/2029 (a)	7,326,500	6,956,951
6.63%, 8/15/2032 (a)	5,023,500	5,090,664
7.38%, 3/1/2031 (a)	3,189,000	3,268,980
		318,289,182
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	5,749,000	6,073,014
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	35,000	34,298
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	2,711,000	2,475,956
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,483,000	4,164,572
		12,747,840
COMMERCIAL SERVICES — 5.2%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	5,182,213	5,057,892
4.88%, 7/15/2032 (a)	6,158,091	5,967,190
5.88%, 10/15/2033 (a)	5,002,000	5,071,878
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	895,000	893,720
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	12,583,000	13,126,586
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	20,676,000	21,800,361
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	3,893,361	3,854,583
6.88%, 6/15/2030 (a)	6,827,000	7,107,385
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	11,903,374	11,728,124
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	3,760,000	3,400,431
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	2,404,000	2,297,310
6.50%, 1/15/2031 (a) (b)	3,577,000	3,580,935
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	1,581,000	1,537,538
4.75%, 10/15/2029 (a)	2,742,000	2,684,336
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	1,327,000	1,295,444

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 3/1/2029 (a) (b)	$6,422,925	$6,261,132
5.75%, 7/15/2027 (a)	1,140,000	1,140,775
8.00%, 2/15/2031 (a) (b)	3,835,309	3,942,851
8.25%, 1/15/2030 (a) (b)	4,294,000	4,457,988
8.38%, 6/15/2032 (a) (b)	7,478,000	7,723,204
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	5,174,000	5,282,706
Block, Inc.:
3.50%, 6/1/2031	5,247,000	4,926,356
5.63%, 8/15/2030 (a)	6,894,000	7,031,673
6.00%, 8/15/2033 (a)	6,476,000	6,645,736
6.50%, 5/15/2032	14,902,000	15,495,100
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	15,299,141	16,261,304
Brink's Co.:
4.63%, 10/15/2027 (a)	828,000	825,210
6.50%, 6/15/2029 (a)	3,268,000	3,382,838
6.75%, 6/15/2032 (a)	7,586,000	7,898,998
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	3,052,000	2,937,886
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	2,937,000	2,892,534
Cimpress PLC 7.38%, 9/15/2032 (a)	1,534,000	1,564,879
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	8,532,000	8,284,999
4.88%, 7/1/2029 (a)	4,314,000	4,078,542
CoreCivic, Inc. 8.25%, 4/15/2029	3,555,000	3,740,642
CPI CG, Inc. 10.00%, 7/15/2029 (a)	1,555,000	1,649,684
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	1,368,000	1,405,155
Deluxe Corp. 8.13%, 9/15/2029 (a)	6,919,000	7,289,236
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a) (b)	3,280,000	3,437,801
8.63%, 5/15/2032 (a)	4,699,000	4,964,775
9.00%, 5/15/2028 (a)	7,556,000	7,858,996
Garda World Security Corp.:
6.00%, 6/1/2029 (a) (b)	5,752,879	5,642,539
6.50%, 1/15/2031 (a)	5,237,000	5,357,608
7.75%, 2/15/2028 (a)	1,672,000	1,709,770
8.25%, 8/1/2032 (a)	2,904,000	2,950,754
8.38%, 11/15/2032 (a)	7,953,000	8,113,094
GEO Group, Inc.:
8.63%, 4/15/2029	3,846,576	4,048,329
10.25%, 4/15/2031	6,662,000	7,297,955
Graham Holdings Co. 5.63%, 12/1/2033 (a)	3,314,000	3,344,721
Grand Canyon University 5.13%, 10/1/2028	4,181,000	4,166,366
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	1,279,000	1,297,354
6.00%, 3/15/2034 (a)	2,335,000	2,365,869
Security Description	Principal Amount	Value
6.63%, 6/15/2029 (a)	$8,667,000	$8,990,452
7.00%, 6/15/2030 (a)	12,026,000	12,648,706
7.25%, 6/15/2033 (a)	9,117,000	9,662,926
Hertz Corp.:
4.63%, 12/1/2026 (a)	1,561,000	1,491,957
5.00%, 12/1/2029 (a) (b)	6,727,000	4,569,046
12.63%, 7/15/2029 (a) (b)	9,407,000	9,481,315
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	10,576,000	10,043,498
Matthews International Corp. 8.63%, 10/1/2027 (a)	1,595,000	1,645,785
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	1,202,000	1,197,492
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,803,208	2,633,950
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,800,000	7,698,444
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	3,134,000	1,255,606
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	4,592,771	4,508,907
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,179,372	5,120,793
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	9,255,000	9,547,180
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	10,365,000	10,747,987
10.88%, 8/1/2029 (a)	4,447,000	4,545,768
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	3,842,000	3,901,090
Service Corp. International:
3.38%, 8/15/2030	6,064,000	5,673,903
4.00%, 5/15/2031	4,846,000	4,625,071
4.63%, 12/15/2027	103,000	102,768
5.13%, 6/1/2029	5,362,000	5,401,464
5.75%, 10/15/2032	6,335,783	6,460,344
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	8,052,000	8,316,347
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,712,000	641,880
Sotheby's 7.38%, 10/15/2027 (a)	7,008,000	6,961,887
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a) (b)	2,010,000	1,885,179
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,622,000	3,533,841
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	4,812,000	5,002,796
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	5,091,411	4,813,827

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 8/15/2031 (a)	$2,541,000	$2,619,415
United Rentals North America, Inc.:
3.75%, 1/15/2032	8,800,000	8,256,248
3.88%, 11/15/2027	455,000	451,305
3.88%, 2/15/2031	7,620,176	7,292,813
4.00%, 7/15/2030	6,232,000	6,032,451
4.88%, 1/15/2028 (b)	11,544,132	11,553,252
5.25%, 1/15/2030	390,000	395,285
5.38%, 11/15/2033 (a)	12,723,000	12,713,458
6.13%, 3/15/2034 (a)	8,611,000	8,979,120
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	5,413,700	5,336,176
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	11,170,000	12,023,276
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	2,544,000	2,544,763
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	2,324,000	2,424,606
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	10,133,000	10,719,498
WEX, Inc. 6.50%, 3/15/2033 (a)	1,054,000	1,080,044
Williams Scotsman, Inc.:
6.63%, 6/15/2029 (a)	5,378,000	5,546,331
6.63%, 4/15/2030 (a)	4,460,000	4,612,666
		542,769,988
COMPUTERS — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	3,069,000	3,088,887
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	3,988,000	3,454,326
Crane NXT Co. 4.20%, 3/15/2048	3,557,000	2,286,440
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,443,000	1,383,303
KBR, Inc. 4.75%, 9/30/2028 (a)	204,000	200,844
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	15,053,057	13,137,706
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	3,280,000	3,255,859
5.13%, 4/15/2029 (a)	1,325,921	1,316,772
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,445,000	1,442,934
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	230,128
Virtusa Corp. 7.13%, 12/15/2028 (a)	1,920,000	1,891,507
		31,688,706
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 2.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	$3,037,000	$1,447,708
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	4,281,000	4,505,025
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	3,010,122	2,975,656
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	9,538,500	9,081,224
5.00%, 3/1/2030 (a)	9,757,000	9,727,534
6.38%, 6/15/2032 (a)	100,000	103,644
6.38%, 3/1/2034 (a)	8,206,000	8,494,359
6.75%, 5/15/2035 (a)	7,225,000	7,566,309
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	6,120,000	4,773,845
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	1,672,000	850,279
9.50%, 8/15/2029 (a)	4,460,000	3,300,445
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a)	1,457,000	1,510,632
12.75%, 1/15/2031 (a)	3,056,000	2,894,613
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	18,712,400	19,486,158
6.75%, 7/15/2031 (a)	4,294,000	4,526,477
Griffon Corp. 5.75%, 3/1/2028	4,456,000	4,463,798
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,154,000	1,153,988
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a) (b)	2,788,000	2,431,972
7.00%, 9/1/2032 (a) (b)	3,215,750	2,194,814
Knife River Corp. 7.75%, 5/1/2031 (a)	680,700	712,005
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	8,872,000	9,201,861
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	7,383,000	7,564,400
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	4,306,000	4,178,069
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	6,726,000	6,712,750
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,310,000	1,923,122
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	30,175,500	31,400,324
6.75%, 3/1/2033 (a)	7,979,000	8,331,512

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	$9,650,898	$9,703,785
8.88%, 11/15/2031 (a) (b)	9,612,000	10,283,302
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	3,813,000	3,824,363
6.25%, 8/1/2033 (a)	5,694,000	5,817,161
6.50%, 8/15/2032 (a)	8,524,500	8,787,566
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	10,412,000	9,544,160
4.38%, 7/15/2030 (a)	11,910,000	11,515,064
4.75%, 1/15/2028 (a)	8,705,000	8,677,753
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	4,442,000	3,966,528
		233,632,205
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	4,786,000	4,610,641
4.00%, 1/15/2028 (a)	5,988,000	5,947,042
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,387,800	2,383,406
Gates Corp. 6.88%, 7/1/2029 (a)	2,206,000	2,292,409
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	4,283,905	4,382,049
7.75%, 3/15/2031 (a)	2,380,000	2,488,433
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a)	3,358,000	3,248,798
6.50%, 7/15/2032 (a)	7,665,000	7,859,001
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	6,591,000	6,258,155
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	5,980,864	6,323,089
		45,793,023
DIVERSIFIED FINANCIAL SERVICES — 5.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,713,000	1,719,903
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	5,755,000	5,798,450
6.70%, 2/14/2033 (b)	1,276,500	1,338,027
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	4,430,000	4,778,907
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	2,713,000	2,733,320
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	4,481,000	4,482,613
Avation Group S Pte. Ltd. 8.50%, 5/15/2031 (a)	1,450,000	1,430,730
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	4,374,000	4,579,753
7.75%, 4/15/2030 (a)	7,315,000	7,734,003
Security Description	Principal Amount	Value
Bread Financial Holdings, Inc.:
6.75%, 5/15/2031 (a)	$1,106,000	$1,145,075
5 yr. CMT + 4.30%, 8.38%, 6/15/2035 (a) (c)	5,253,000	5,421,043
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	618,000	614,564
6.88%, 4/15/2030 (a)	3,315,000	3,248,932
7.50%, 7/15/2033 (a)	340,000	327,298
9.25%, 7/1/2031 (a)	4,534,000	4,670,881
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	3,910,000	3,428,053
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	7,183,000	6,835,343
3.63%, 10/1/2031 (a)	4,944,000	4,393,733
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	2,252,000	2,260,693
9.25%, 12/15/2028 (a)	3,558,000	3,725,546
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (a)	4,156,000	4,242,860
6.75%, 12/1/2032 (a)	7,040,000	7,155,808
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a)	1,838,000	1,858,788
8.50%, 5/15/2030 (a) (b)	4,608,000	4,947,195
9.25%, 4/1/2029 (a)	5,140,000	5,424,859
Enova International, Inc.:
9.13%, 8/1/2029 (a)	4,031,000	4,277,093
11.25%, 12/15/2028 (a)	4,054,000	4,285,767
EZCORP, Inc. 7.38%, 4/1/2032 (a)	4,033,000	4,287,765
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	4,084,000	4,223,550
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	5,943,000	5,950,429
7.88%, 4/1/2033 (a)	54,000	55,938
9.13%, 5/15/2031 (a)	8,161,000	8,766,383
9.25%, 2/1/2029 (a)	10,484,000	10,993,732
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	1,947,000	1,973,635
6.88%, 4/15/2029 (a)	1,741,000	1,804,146
8.00%, 2/15/2027 (a)	6,396,327	6,550,031
8.00%, 6/15/2028 (a)	6,541,000	6,932,871
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	9,323,000	9,678,300
goeasy Ltd.:
6.88%, 5/15/2030 (a)	3,272,000	3,122,502
6.88%, 2/15/2031 (a) (b)	973,000	908,646
7.38%, 10/1/2030 (a)	3,791,000	3,648,875
7.63%, 7/1/2029 (a)	7,273,000	7,194,888
9.25%, 12/1/2028 (a)	4,381,000	4,505,289
Hightower Holding LLC 6.75%, 4/15/2029 (a)	653,700	651,092

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jane Street Group/JSG Finance, Inc.:
6.13%, 11/1/2032 (a)	$11,230,000	$11,433,151
6.75%, 5/1/2033 (a)	13,726,000	14,322,669
7.13%, 4/30/2031 (a)	13,362,000	14,043,997
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	7,116,000	6,848,865
6.63%, 10/15/2031 (a)	5,989,000	5,891,260
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	5,181,000	5,436,838
9.50%, 2/15/2029 (a)	2,776,000	2,916,826
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	3,842,000	3,573,022
8.75%, 11/1/2027 (a)	2,729,547	2,683,308
LFS Topco LLC 8.75%, 7/15/2030 (a) (b)	4,389,000	4,423,717
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,771,000	9,749,699
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	25,000	25,271
Navient Corp.:
4.88%, 3/15/2028	3,996,000	3,950,685
5.50%, 3/15/2029 (b)	8,673,800	8,603,109
Series MTN, 5.63%, 8/1/2033	6,735,000	6,157,002
7.88%, 6/15/2032 (b)	3,751,000	3,921,746
9.38%, 7/25/2030	4,864,165	5,403,844
11.50%, 3/15/2031	4,623,100	5,183,651
OneMain Finance Corp.:
3.50%, 1/15/2027	5,156,000	5,106,502
3.88%, 9/15/2028	7,063,000	6,877,384
4.00%, 9/15/2030	4,009,000	3,756,313
6.13%, 5/15/2030	3,589,000	3,659,739
6.50%, 3/15/2033	4,664,000	4,701,732
6.63%, 1/15/2028	3,718,000	3,814,854
6.63%, 5/15/2029	9,722,000	10,068,881
6.75%, 3/15/2032	6,828,000	6,999,861
6.75%, 9/15/2033	7,112,000	7,217,187
7.13%, 11/15/2031	4,741,000	4,950,789
7.13%, 9/15/2032	4,146,000	4,313,623
7.50%, 5/15/2031 (b)	10,150,000	10,677,800
7.88%, 3/15/2030	6,112,000	6,463,746
Osaic Holdings, Inc.:
6.75%, 8/1/2032 (a)	1,000	1,044
8.00%, 8/1/2033 (a)	4,808,000	4,981,521
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	4,169,000	4,164,372
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,029,000	1,005,508
5.75%, 9/15/2031 (a)	6,168,400	6,198,872
6.75%, 2/15/2034 (a)	3,669,000	3,794,040
Security Description	Principal Amount	Value
6.88%, 5/15/2032 (a)	$5,625,500	$5,891,811
6.88%, 2/15/2033 (a)	5,996,000	6,258,445
7.13%, 11/15/2030 (a)	5,391,000	5,668,906
7.88%, 12/15/2029 (a)	8,188,000	8,720,793
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	4,093,000	4,245,669
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	6,783,000	7,214,738
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	7,177,000	7,507,931
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	612,000	575,610
8.38%, 2/1/2028 (a)	4,046,000	4,139,989
8.88%, 1/31/2030 (a)	6,204,000	6,443,040
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	6,990,000	7,369,068
Rfna LP 7.88%, 2/15/2030 (a)	4,008,000	4,074,453
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	13,596,000	14,059,216
6.38%, 8/1/2033 (a)	13,522,000	14,123,459
6.50%, 8/1/2029 (a)	8,972,000	9,265,564
7.13%, 2/1/2032 (a)	6,067,000	6,382,241
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	9,054,000	8,746,888
3.88%, 3/1/2031 (a)	4,398,500	4,171,581
SLM Corp.:
3.13%, 11/2/2026	572,000	561,790
6.50%, 1/31/2030	3,753,000	3,881,765
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	5,123,000	5,272,950
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	6,846,000	7,099,781
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,965,000	5,263,744
Synchrony Financial 7.25%, 2/2/2033	8,087,000	8,702,016
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	3,353,000	3,540,097
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	6,403,000	6,357,219
5.75%, 6/15/2027 (a)	5,636,800	5,650,046
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	8,281,000	8,267,336
6.63%, 2/1/2030 (a)	8,474,000	8,573,146
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	2,239,500	2,345,272
		587,804,301

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 3.6%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	$3,884,000	$3,830,207
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	7,359,500	7,506,101
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	8,080,000	7,959,042
Alpha Generation LLC:
6.25%, 1/15/2034 (a)	6,027,000	6,081,846
6.75%, 10/15/2032 (a)	5,631,000	5,830,112
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	2,450,000	2,387,451
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	6,640,000	6,647,902
Calpine Corp.:
3.75%, 3/1/2031 (a)	959,000	925,675
4.50%, 2/15/2028 (a)	9,753,000	9,758,267
4.63%, 2/1/2029 (a)	5,106,400	5,102,366
5.00%, 2/1/2031 (a)	8,541,000	8,666,638
5.13%, 3/15/2028 (a)	11,715,000	11,717,109
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	6,512,000	6,079,343
3.75%, 1/15/2032 (a)	615,000	560,493
4.75%, 3/15/2028 (a)	5,795,000	5,778,021
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,300,000	4,439,277
DPL LLC 4.35%, 4/15/2029	5,663,000	5,566,163
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (c)	3,345,100	3,509,043
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	5,813,000	6,048,426
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	10,114,000	11,738,511
EUSHI Finance, Inc.:
5 yr. CMT + 2.51%, 6.25%, 4/1/2056 (c)	3,358,000	3,352,426
5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (c)	5,968,000	6,275,352
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	2,554,000	2,586,487
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	6,889,000	6,537,592
Lightning Power LLC 7.25%, 8/15/2032 (a)	9,990,340	10,624,527
Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. 3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (c)	$9,000	$8,977
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	6,518,000	6,230,361
3.63%, 2/15/2031 (a)	4,732,686	4,421,417
5.25%, 6/15/2029 (a)	10,745,000	10,774,011
5.75%, 1/15/2028	2,849,000	2,853,786
5.75%, 7/15/2029 (a)	6,962,746	6,995,540
5.75%, 1/15/2034 (a)	8,349,000	8,420,384
6.00%, 2/1/2033 (a)	4,000,713	4,082,248
6.00%, 1/15/2036 (a)	16,980,000	17,210,079
6.25%, 11/1/2034 (a)	7,075,000	7,266,025
PacifiCorp 5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (c)	5,041,000	5,139,602
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,827,000	6,720,908
PG&E Corp.:
5.00%, 7/1/2028	6,801,000	6,795,559
5.25%, 7/1/2030	9,643,000	9,577,813
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	9,332,000	9,719,838
Talen Energy Supply LLC:
6.25%, 2/1/2034 (a)	12,145,000	12,386,443
6.50%, 2/1/2036 (a)	10,410,000	10,769,249
8.63%, 6/1/2030 (a)	6,626,000	7,017,133
TransAlta Corp.:
5.88%, 2/1/2034	1,591,000	1,601,962
6.50%, 3/15/2040	1,001,000	1,002,251
TXNM Energy, Inc. 5 yr. CMT + 3.25%, 7.00%, 7/31/2056 (a) (c)	2,928,000	2,918,747
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,075,000	9,946,141
5.00%, 7/31/2027 (a)	4,912,500	4,910,437
5.63%, 2/15/2027 (a)	8,440,000	8,444,895
6.88%, 4/15/2032 (a)	10,421,000	10,972,688
7.75%, 10/15/2031 (a)	8,212,000	8,708,333
VoltaGrid LLC 7.38%, 11/1/2030 (a)	12,256,000	12,144,838
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/2027 (a)	5,829,000	5,765,522
7.25%, 1/15/2029 (a)	6,989,050	7,164,196
7.75%, 4/15/2034 (a)	5,300,000	5,381,726
8.38%, 1/15/2031 (a) (b)	5,851,000	6,141,268
8.63%, 3/15/2033 (a) (b)	3,850,000	4,046,504
		375,047,258
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	8,538,000	8,165,829

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 6/15/2028 (a)	$1,614,000	$1,595,600
6.00%, 9/15/2033 (a) (b)	2,161,000	2,071,902
EnerSys:
4.38%, 12/15/2027 (a)	5,234,000	5,195,216
6.63%, 1/15/2032 (a)	3,793,000	3,944,720
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	6,793,000	7,022,739
6.38%, 3/15/2033 (a)	6,726,000	7,018,514
6.63%, 3/15/2032 (a)	7,684,000	8,047,607
7.25%, 6/15/2028 (a)	8,881,000	9,017,945
		52,080,072
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	2,442,000	2,341,463
Coherent Corp. 5.00%, 12/15/2029 (a)	7,567,000	7,544,980
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,805,536	17,589,733
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	4,915,000	4,796,991
5.88%, 9/1/2030 (a)	2,940,000	2,989,098
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	6,292,000	5,910,893
4.38%, 2/15/2030 (a)	3,882,000	3,792,248
6.63%, 7/15/2032 (a)	3,560,000	3,726,644
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	6,312,231	6,165,156
		54,857,206
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	5,774,000	5,610,596
5.00%, 1/31/2028 (a)	7,117,000	7,105,826
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,765,892	2,780,302
		15,496,724
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 6.00%, 8/1/2033 (a)	2,388,000	2,446,745
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	2,302,000	2,261,531
6.88%, 8/15/2032 (a)	7,006,000	7,385,515
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	4,710,000	3,901,340
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (a)	2,880,000	2,967,494
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	8,398,000	8,247,424
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	4,437,000	4,526,494
Security Description	Principal Amount	Value
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	$5,707,000	$5,630,754
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	918,000	916,706
7.50%, 4/15/2032 (a)	4,833,000	5,148,933
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	2,027,000	1,978,210
HTA Group Ltd. 7.50%, 6/4/2029 (a)	4,502,000	4,654,933
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	2,020,000	2,040,543
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,898,169	1,839,307
4.13%, 2/15/2032 (a)	4,247,000	4,035,542
5.63%, 1/31/2034 (a)	2,469,000	2,496,702
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	4,320,000	4,790,146
Weekley Homes LLC/Weekley Finance Corp.:
4.88%, 9/15/2028 (a)	3,739,000	3,684,560
6.75%, 1/15/2034 (a)	2,850,000	2,886,224
		71,839,103
ENTERTAINMENT — 3.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	3,831,000	2,268,603
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,739,900	1,677,233
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	3,123,000	2,732,625
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	2,636,000	2,733,400
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,502,574	5,426,528
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	6,347,000	6,331,831
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (a)	3,177,000	3,154,634
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	9,486,000	9,105,517
6.00%, 10/15/2032 (a) (b)	6,234,000	6,066,243
6.50%, 2/15/2032 (a)	12,309,000	12,611,063
7.00%, 2/15/2030 (a)	14,415,500	14,928,548
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	5,947,000	5,925,353
5.50%, 4/1/2027 (a)	4,305,000	4,305,430
5.75%, 4/1/2030 (a)	7,485,000	7,553,937
6.75%, 5/1/2031 (a)	3,550,000	3,681,953

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	$5,512,000	$5,511,449
7.00%, 8/1/2032 (a)	2,135,118	2,214,779
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	269,000	265,699
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	5,110,000	5,165,392
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	6,830,000	6,688,209
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	8,486,000	8,587,662
7.25%, 11/15/2029 (a)	848,000	869,726
7.50%, 9/1/2031 (a)	4,657,000	4,872,852
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	1,532,000	1,506,737
4.75%, 10/15/2027 (a)	9,313,000	9,336,003
6.50%, 5/15/2027 (a)	3,692,000	3,719,284
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,299,000	5,569,198
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,645,621	6,541,683
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	8,294,000	8,653,794
11.88%, 4/15/2031 (a)	5,397,000	5,703,172
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,092,000	1,053,780
Motion Finco SARL 8.38%, 2/15/2032 (a)	4,990,000	4,478,275
Muvico LLC 15.00%, 2/19/2029 (a)	5,826,250	6,321,773
Odeon Finco PLC 12.75%, 11/1/2027 (a)	2,949,000	3,038,089
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	6,845,000	6,504,324
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a)	677,000	627,037
5.63%, 1/15/2027 (a)	2,921,000	2,916,940
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,300,000	3,937,953
5.88%, 9/1/2031 (a)	5,220,000	3,447,601
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	6,242,000	5,522,734
4.63%, 4/6/2031 (a)	4,874,000	4,028,897
8.45%, 7/27/2030 (a)	4,829,000	4,769,845
Security Description	Principal Amount	Value
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	$1,278,000	$1,308,455
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a)	1,309,000	1,335,101
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,781,000	6,025,054
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,788,500	5,631,169
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	1,322,000	1,317,585
7.25%, 5/15/2031 (a) (b)	8,357,000	8,026,648
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029	6,867,000	6,405,126
5.38%, 4/15/2027	1,185,000	1,179,537
6.50%, 10/1/2028	3,253,000	3,187,973
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	1,626,356	1,640,896
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,856,000	1,848,836
Universal Entertainment Corp. 9.88%, 8/1/2029 (a)	938,000	919,550
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	2,886,000	2,934,225
6.50%, 5/15/2032 (a)	2,119,500	2,200,889
Voyager Parent LLC 9.25%, 7/1/2032 (a)	15,654,464	16,604,220
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	1,325,000	1,315,235
4.05%, 3/15/2029	8,448,000	8,172,849
4.28%, 3/15/2032	22,100,000	19,225,633
5.05%, 3/15/2042	30,308,000	21,406,843
5.14%, 3/15/2052	7,654,000	5,058,299
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	6,867,000	6,906,005
6.25%, 3/15/2033 (a)	5,773,037	5,897,273
7.13%, 2/15/2031 (a)	9,511,037	10,308,252
		349,211,438
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 7/15/2029 (a)	1,927,000	1,928,426

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 10/15/2033 (a)	$2,352,000	$2,414,540
6.38%, 2/1/2031 (a)	678,000	697,431
Enviri Corp. 5.75%, 7/31/2027 (a)	5,035,000	5,040,992
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	7,551,500	7,441,324
4.38%, 8/15/2029 (a) (b)	2,910,000	2,860,937
4.75%, 6/15/2029 (a)	6,822,500	6,805,989
6.75%, 1/15/2031 (a)	4,897,000	5,131,860
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	3,217,000	3,374,633
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	3,266,000	3,209,237
5.88%, 6/30/2029 (a)	6,300,000	6,265,413
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,884,000	5,652,053
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	6,009,000	6,199,305
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,704,000	1,783,083
		58,805,223
FOOD — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	9,499,500	9,135,194
4.63%, 1/15/2027 (a)	7,760,000	7,760,155
4.88%, 2/15/2030 (a)	11,658,000	11,567,068
5.50%, 3/31/2031 (a)	2,706,000	2,737,823
5.75%, 3/31/2034 (a)	4,530,000	4,547,033
5.88%, 2/15/2028 (a)	5,913,000	5,930,857
6.25%, 3/15/2033 (a)	2,758,000	2,834,452
6.50%, 2/15/2028 (a)	5,041,000	5,145,097
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	2,698,500	2,690,755
B&G Foods, Inc.:
5.25%, 9/15/2027	100,492	98,260
8.00%, 9/15/2028 (a)	8,694,539	8,567,860
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	3,938,000	3,644,855
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	4,162,299	4,457,531
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,870,000	1,866,896
7.63%, 7/1/2029 (a)	1,400,000	1,456,854
Fiesta Purchaser, Inc.:
7.88%, 3/1/2031 (a)	4,720,000	4,920,930
9.63%, 9/15/2032 (a) (b)	913,000	956,934
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	3,637,000	3,685,481
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,740,000	1,639,654
Security Description	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	$10,155,000	$10,680,115
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,773,830	3,648,765
4.38%, 1/31/2032 (a)	4,367,000	4,162,144
4.88%, 5/15/2028 (a)	6,830,000	6,815,452
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	3,903,700	3,825,197
5.50%, 10/15/2027 (a)	6,754,000	6,757,647
6.13%, 9/15/2032 (a)	8,345,000	8,613,709
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	7,634,300	7,041,039
4.25%, 4/15/2031	4,431,100	4,305,124
6.25%, 7/1/2033	8,059,800	8,605,448
6.88%, 5/15/2034	5,024,000	5,557,348
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	7,601,000	7,205,444
4.63%, 4/15/2030 (a)	8,794,000	8,562,014
6.25%, 2/15/2032 (a)	8,903,000	9,154,866
6.25%, 10/15/2034 (a)	1,847,813	1,859,288
6.38%, 3/1/2033 (a)	7,760,552	7,836,217
6.50%, 3/15/2036 (a)	9,191,000	9,205,246
Safeway, Inc. 7.25%, 2/1/2031	2,000	2,170
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	8,387,000	8,086,578
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	1,222,000	1,214,754
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	2,796,000	2,758,058
4.75%, 2/15/2029 (a)	10,364,000	10,303,992
6.88%, 9/15/2028 (a)	5,126,000	5,289,468
7.25%, 1/15/2032 (a)	4,330,000	4,546,717
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	2,414,000	2,414,000
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	5,275,900	5,313,253
		237,407,742
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,844,000	4,843,322
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	4,459,000	4,486,958
10.50%, 5/15/2029 (a)	716,000	736,348
		10,066,628
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom Holding 3 OYJ 4.88%, 2/4/2028 (a)	2,501,000	2,461,384

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	$4,677,000	$3,925,734
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	3,853,000	3,565,065
7.25%, 11/15/2031 (a) (b)	5,060,000	4,974,233
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	5,986,000	3,781,775
12.88%, 10/1/2028 (a) (b)	3,455,000	2,673,652
		21,381,843
GAS — 0.2%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	7,427,000	7,686,202
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	319,000	320,691
9.38%, 6/1/2028 (a)	7,174,000	7,420,714
9.50%, 6/1/2030 (a)	4,375,000	4,661,825
		20,089,432
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	4,124,000	3,946,338
4.63%, 7/15/2028 (a)	14,634,000	14,551,172
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a) (b)	9,043,000	9,423,439
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (c)	3,496,000	3,276,067
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,447,000	3,295,125
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,134,000	1,117,670
4.63%, 2/1/2028 (a)	1,755,000	1,754,702
Medline Borrower LP:
3.88%, 4/1/2029 (a)	31,715,000	31,009,658
5.25%, 10/1/2029 (a)	15,474,000	15,560,190
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	13,263,000	13,731,449
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	4,415,000	4,707,582
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	5,958,000	5,872,443
4.63%, 11/15/2027	1,584,200	1,583,028
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	4,591,000	4,679,010
		114,507,873
HEALTH CARE SERVICES — 3.9%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	2,477,979	2,383,989
7.38%, 3/15/2033 (a) (b)	5,915,000	5,975,747
Security Description	Principal Amount	Value
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	$4,735,000	$4,575,620
4.00%, 3/15/2031 (a)	225,000	213,428
4.25%, 5/1/2028 (a)	5,703,000	5,652,928
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	10,554,000	9,395,593
5.25%, 5/15/2030 (a)	9,708,000	9,109,793
6.00%, 1/15/2029 (a)	1,756,300	1,754,913
6.13%, 4/1/2030 (a)	8,337,000	6,685,190
6.88%, 4/15/2029 (a) (b)	9,615,000	8,559,946
9.75%, 1/15/2034 (a)	9,375,000	9,851,437
10.88%, 1/15/2032 (a)	14,276,000	15,601,527
DaVita, Inc.:
3.75%, 2/15/2031 (a)	7,727,500	7,134,492
4.63%, 6/1/2030 (a)	19,831,000	19,297,744
6.75%, 7/15/2033 (a)	3,913,000	4,059,894
6.88%, 9/1/2032 (a)	9,622,000	9,997,835
Encompass Health Corp.:
4.50%, 2/1/2028	3,203,077	3,196,062
4.63%, 4/1/2031	272,000	266,783
4.75%, 2/1/2030	5,661,500	5,644,119
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	5,317,000	5,421,107
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	4,905,500	5,107,607
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	3,851,000	3,607,309
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,063,000	2,022,916
IQVIA, Inc.:
5.00%, 5/15/2027 (a)	8,121,000	8,122,787
6.25%, 6/1/2032 (a)	12,360,000	12,924,358
6.50%, 5/15/2030 (a)	870,000	903,547
Kedrion SpA 6.50%, 9/1/2029 (a)	8,075,000	7,954,683
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	97,000	95,067
8.38%, 2/15/2032 (a)	6,475,000	7,028,354
9.88%, 8/15/2030 (a)	7,116,000	7,670,336
10.00%, 6/1/2032 (a) (b)	4,704,000	4,995,601
11.00%, 10/15/2030 (a)	11,201,400	12,282,447
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,324,000	1,227,944
3.88%, 5/15/2032 (a)	1,632,000	1,484,206
4.38%, 6/15/2028 (a)	8,021,100	7,884,420
6.25%, 1/15/2033 (a)	6,517,000	6,602,438
6.50%, 2/15/2031 (a)	6,766,000	6,954,433
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	6,666,956	5,888,122
6.75%, 3/31/2031 (a)	5,992,900	5,178,645
11.50%, 12/31/2030 (a)	257	272
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	4,338,000	4,361,208

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	$130,000	$126,840
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	7,223,000	7,209,710
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	12,265,000	12,918,970
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	4,115,000	4,298,817
9.78%, 2/15/2030 (a)	6,446,191	6,219,221
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	4,325,000	4,226,779
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,016,000	5,280,594
Star Parent, Inc. 9.00%, 10/1/2030 (a)	10,094,000	10,787,962
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	4,890,000	4,954,108
Team Health Holdings, Inc.:
8.38%, 6/30/2028 (a)	1,598,000	1,617,735
13.50%, 6/30/2028 (a)	1,050,000	1,109,262
Tenet Healthcare Corp.:
4.25%, 6/1/2029	11,277,400	11,119,404
4.38%, 1/15/2030	13,756,000	13,509,080
4.63%, 6/15/2028	4,519,000	4,526,004
5.13%, 11/1/2027	12,902,300	12,901,655
5.50%, 11/15/2032 (a)	11,067,000	11,224,705
6.00%, 11/15/2033 (a)	3,308,000	3,406,082
6.13%, 10/1/2028	11,963,000	12,011,570
6.13%, 6/15/2030	12,829,000	13,137,666
6.75%, 5/15/2031	6,932,000	7,208,032
6.88%, 11/15/2031	2,987,000	3,259,623
Toledo Hospital:
4.98%, 11/15/2045	522,000	435,520
Series B, 5.33%, 11/15/2028 (b)	2,328,000	2,360,499
6.02%, 11/15/2048	2,709,500	2,598,356
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	8,862,000	8,933,073
		412,456,114
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	5,489,661	5,796,808
Stena International SA:
7.25%, 1/15/2031 (a)	3,895,000	3,968,421
7.63%, 2/15/2031 (a)	5,807,000	5,974,067
		15,739,296
HOME BUILDERS — 1.2%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,381,000	4,578,320
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	2,720,000	2,604,019
4.63%, 4/1/2030 (a)	5,083,000	4,844,861
6.88%, 8/1/2033 (a)	4,505,000	4,513,605
Security Description	Principal Amount	Value
Beazer Homes USA, Inc.:
7.25%, 10/15/2029 (b)	$3,116,000	$3,177,728
7.50%, 3/15/2031 (a) (b)	2,494,000	2,523,280
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,554,000	3,327,361
5.00%, 6/15/2029 (a)	2,000	1,934
6.25%, 9/15/2027 (a)	5,100,000	5,104,947
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	5,318,000	5,056,993
6.63%, 9/15/2033 (a)	5,220,000	5,279,090
Dream Finders Homes, Inc.:
6.88%, 9/15/2030 (a)	2,040,000	2,051,302
8.25%, 8/15/2028 (a)	4,167,000	4,290,302
Empire Communities Corp. 9.75%, 5/1/2029 (a)	5,989,000	6,152,560
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	2,644,000	2,642,414
6.50%, 3/15/2033 (a)	3,166,000	3,223,336
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	3,127,000	3,130,283
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/2031 (a)	1,346,000	1,372,799
8.38%, 10/1/2033 (a)	4,045,000	4,110,084
KB Home:
4.00%, 6/15/2031	223,000	211,243
4.80%, 11/15/2029	1,678,000	1,671,070
6.88%, 6/15/2027	4,439,000	4,527,691
7.25%, 7/15/2030	1,216,000	1,253,514
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	175,204	181,566
LGI Homes, Inc.:
4.00%, 7/15/2029 (a) (b)	2,297,000	2,094,244
7.00%, 11/15/2032 (a) (b)	3,365,000	3,224,747
8.75%, 12/15/2028 (a)	5,209,000	5,433,977
M/I Homes, Inc. 4.95%, 2/1/2028	4,661,000	4,642,309
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	3,485,000	3,377,279
6.00%, 12/15/2033 (a)	2,596,000	2,572,584
New Home Co., Inc.:
8.50%, 11/1/2030 (a)	2,558,000	2,641,109
9.25%, 10/1/2029 (a)	4,863,000	5,078,528
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	2,638,000	2,621,592
4.75%, 4/1/2029	2,119,000	2,082,998
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	3,136,000	3,297,755
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,497,000	1,506,416
5.75%, 1/15/2028 (a)	3,192,937	3,250,154
5.75%, 11/15/2032 (a)	1,569,000	1,614,187

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	$1,208,000	$1,161,625
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	3,656,000	3,670,112
5.70%, 6/15/2028	3,734,000	3,794,192
		127,894,110
HOME FURNISHINGS — 0.5%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	5,317,080	4,771,867
14.00%, 11/15/2029 (a) (b)	3,412,215	2,033,680
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	5,762,000	5,391,791
4.00%, 4/15/2029 (a)	9,229,000	8,998,275
Whirlpool Corp.:
2.40%, 5/15/2031	1,699,000	1,400,452
4.50%, 6/1/2046	1,713,000	1,286,429
4.60%, 5/15/2050	3,327,000	2,448,705
4.70%, 5/14/2032	2,974,000	2,697,715
4.75%, 2/26/2029	25,000	24,669
Series MTN, 5.15%, 3/1/2043	1,385,000	1,132,030
5.50%, 3/1/2033	3,427,000	3,182,552
5.75%, 3/1/2034 (b)	2,942,000	2,731,000
6.13%, 6/15/2030 (b)	5,409,000	5,408,513
6.50%, 6/15/2033 (b)	6,131,000	5,946,089
		47,453,767
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,275,134	3,130,209
5.50%, 6/1/2028 (a)	4,022,000	4,024,534
Opal Bidco SAS 6.50%, 3/31/2032 (a)	6,484,000	6,641,561
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	3,804,000	3,673,789
6.13%, 9/30/2032	4,436,000	4,327,673
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	1,777,000	1,658,972
		23,456,738
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,859,323	5,429,893
Central Garden & Pet Co.:
4.13%, 10/15/2030	1,483,000	1,423,102
4.13%, 4/30/2031 (a)	3,933,063	3,699,872
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a) (b)	3,616,000	2,393,466
10.75%, 6/30/2032 (a) (b)	3,296,000	1,448,131
		14,394,464
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,848,500	4,730,559
Security Description	Principal Amount	Value
Newell Brands, Inc.:
6.38%, 9/15/2027	$6,415,000	$6,463,690
6.38%, 5/15/2030	25,000	24,428
6.63%, 9/15/2029	5,193,000	5,175,759
6.63%, 5/15/2032 (b)	2,273,000	2,197,582
7.38%, 4/1/2036 (b)	4,860,000	4,563,783
7.50%, 4/1/2046	4,263,000	3,562,546
8.50%, 6/1/2028 (a)	12,427,000	13,017,158
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	561,000	528,372
4.38%, 2/1/2032	1,723,000	1,616,915
4.50%, 10/15/2029 (b)	2,511,000	2,462,488
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,200,000	793,472
		45,136,752
INSURANCE — 2.8%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	3,004,000	2,927,729
6.00%, 8/1/2029 (a)	2,815,000	2,784,992
6.75%, 7/1/2032 (a)	6,956,000	7,153,898
7.50%, 11/6/2030 (a)	12,033,000	12,529,963
8.25%, 2/1/2029 (a)	4,424,000	4,589,723
8.50%, 6/15/2029 (a)	3,743,183	3,917,428
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,060,000	4,034,341
5.88%, 11/1/2029 (a) (b)	2,000	1,998
6.50%, 10/1/2031 (a)	7,778,967	8,027,272
6.75%, 10/15/2027 (a)	5,008,000	5,016,964
6.75%, 4/15/2028 (a)	10,785,000	10,982,689
7.00%, 1/15/2031 (a)	15,472,000	16,053,902
7.38%, 10/1/2032 (a)	4,152,000	4,312,433
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (c)	5,113,000	5,129,157
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	5,641,604	5,547,389
6.38%, 2/15/2029 (a)	8,072,000	8,285,908
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	1,071,000	1,088,843
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	9,059,000	9,189,903
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	11,816,000	12,385,413
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	10,626,815	11,045,087

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (c)	$3,838,000	$3,943,583
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	23,065,000	23,946,083
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	4,302,000	4,452,871
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	4,932,000	4,925,835
Fidelis Insurance Holdings Ltd. 5 yr. CMT + 4.28%, 7.75%, 6/15/2055 (c)	634,000	686,273
Genworth Holdings, Inc. 6.50%, 6/15/2034	1,197,000	1,223,155
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	900	883
5 yr. CMT + 3.55%, 7.25%, 3/1/2056 (a) (b) (c)	4,342,000	4,366,098
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	5,267,000	5,440,864
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	9,903,000	10,202,764
8.13%, 2/15/2032 (a)	2,750,000	2,835,635
HUB International Ltd.:
5.63%, 12/1/2029 (a)	3,672,000	3,676,333
7.25%, 6/15/2030 (a)	22,312,000	23,398,148
7.38%, 1/31/2032 (a)	10,972,000	11,513,907
Jones Deslauriers Insurance Management, Inc.:
6.88%, 10/1/2033 (a)	1,367,000	1,323,420
8.50%, 3/15/2030 (a)	4,869,000	5,101,349
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	2,528,016	2,490,879
4.30%, 2/1/2061 (a)	8,756,000	5,865,469
7.80%, 3/7/2087 (a)	356,000	407,570
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	5,683,000	5,426,810
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	23,821,000	24,691,181
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	7,431,000	7,598,346
USI, Inc. 7.50%, 1/15/2032 (a)	4,128,100	4,329,758
Security Description	Principal Amount	Value
Wilton RE Ltd. 5 yr. CMT + 5.27%, 6.00%, 10/22/2030 (a) (c)	$1,071,000	$1,060,943
		293,913,189
INTERNET — 1.9%
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,490,500	3,226,339
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,197,000	6,082,603
6.13%, 12/1/2028 (a)	838,000	817,645
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,487,112	1,452,373
5.63%, 9/15/2028 (a)	342,000	334,305
Cars.com, Inc. 6.38%, 11/1/2028 (a)	2,195,000	2,198,293
Cogent Communications Group LLC/Cogent Finance, Inc.:
6.50%, 7/1/2032 (a) (b)	5,723,000	5,358,903
7.00%, 6/15/2027 (a) (b)	514,000	512,864
7.00%, 6/15/2027 (a)	4,129,000	4,123,054
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	5,828,000	6,004,705
6.75%, 9/30/2027 (a)	7,814,000	7,935,039
7.13%, 9/30/2030 (a)	3,950,000	4,082,167
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	4,270,000	4,302,238
11.25%, 2/21/2030 (a)	3,898,000	3,657,221
14.00%, 3/1/2028 (a) (b)	1,331,000	1,223,948
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	4,424,000	4,243,235
5.25%, 12/1/2027 (a)	2,376,000	2,382,510
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a)	274,000	224,781
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
4.63%, 5/1/2028 (a)	3,427,000	3,174,944
5.00%, 5/1/2028 (a)	3,732,000	3,467,252
5.75%, 5/15/2028 (a)	3,610,000	3,424,482
8.75%, 5/1/2029 (a)	4,171,000	4,232,272
9.00%, 8/1/2029 (a)	3,586,000	3,574,489
9.50%, 5/30/2029 (a)	6,967,000	7,059,243
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	434,000	397,618
4.13%, 8/1/2030 (a)	1,108,000	1,049,431
4.63%, 6/1/2028 (a)	3,851,000	3,814,724
5.00%, 12/15/2027 (a)	3,185,700	3,185,764
5.63%, 2/15/2029 (a)	5,650,000	5,667,967
6.13%, 9/15/2033 (a)	6,460,000	6,543,915
Newfold Digital Holdings Group, Inc.:
11.75%, 10/15/2028 (a)	3,678,000	2,422,883
11.75%, 4/30/2029 (a)	551,700	530,437

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
11.75%, 4/30/2029 (a) (b)	$4,214,000	$2,864,846
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	5,229,800	4,986,039
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	4,385,000	4,518,567
9.75%, 4/15/2029 (a)	15,865,000	17,746,748
11.25%, 2/15/2027 (a)	14,404,700	15,395,311
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	3,515,227	3,393,881
Snap, Inc.:
6.88%, 3/1/2033 (a)	8,178,000	8,483,121
6.88%, 3/15/2034 (a)	3,294,000	3,393,578
Wayfair LLC:
6.75%, 11/15/2032 (a)	3,647,000	3,756,118
7.25%, 10/31/2029 (a)	9,414,000	9,806,658
7.75%, 9/15/2030 (a) (b)	6,303,000	6,708,220
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	6,462,000	6,133,472
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	3,709,000	2,911,602
		196,805,805
INVESTMENT COMPANY SECURITIES — 0.4%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	2,413,000	2,420,842
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	550,352	493,902
5.25%, 4/15/2029 (a)	7,423,931	6,883,543
HA Sustainable Infrastructure Capital, Inc. 5 yr. CMT + 4.30%, 8.00%, 6/1/2056 (c)	3,486,000	3,635,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	4,495,000	3,875,544
5.25%, 5/15/2027	3,888,100	3,835,222
6.25%, 5/15/2026	671,000	670,282
9.00%, 6/15/2030	6,607,000	6,308,298
9.75%, 1/15/2029	6,668,000	6,653,397
10.00%, 11/15/2029 (a)	7,448,000	7,444,351
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	2,080,000	1,843,878
		44,065,087
IRON/STEEL — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a) (b)	3,592,000	2,993,573
ATI, Inc.:
4.88%, 10/1/2029	553,000	552,795
5.13%, 10/1/2031 (b)	429,000	429,614
5.88%, 12/1/2027	3,551,000	3,557,321
7.25%, 8/15/2030	3,375,000	3,559,309
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,723,000	1,728,720
Security Description	Principal Amount	Value
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	$2,483,000	$2,524,019
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	3,238,000	3,434,773
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	3,153,000	3,103,782
4.88%, 3/1/2031 (a) (b)	4,570,000	4,377,283
6.75%, 4/15/2030 (a)	5,310,000	5,466,326
6.88%, 11/1/2029 (a)	10,507,238	10,876,147
7.00%, 3/15/2032 (a)	6,631,300	6,796,618
7.38%, 5/1/2033 (a)	6,896,000	7,169,220
7.50%, 9/15/2031 (a)	5,379,000	5,669,735
7.63%, 1/15/2034 (a)	6,393,000	6,693,407
Commercial Metals Co.:
3.88%, 2/15/2031	12,000	11,398
4.13%, 1/15/2030	1,559,000	1,513,165
4.38%, 3/15/2032 (b)	181,000	174,093
5.75%, 11/15/2033 (a)	5,403,000	5,525,810
6.00%, 12/15/2035 (a)	6,914,000	7,088,717
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	4,808,000	5,079,027
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a) (b)	4,951,000	5,162,754
8.00%, 11/1/2027 (a)	5,888,500	6,011,216
8.50%, 5/1/2030 (a) (b)	7,267,000	7,551,067
9.25%, 10/1/2028 (a) (b)	7,324,388	7,696,614
TMS International Corp. 6.25%, 4/15/2029 (a)	23,000	22,263
U.S. Steel Corp.:
6.65%, 6/1/2037	107,000	113,154
6.88%, 3/1/2029	3,124,000	3,138,027
		118,019,947
IT SERVICES — 0.7%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	4,949,000	5,217,483
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,988,500	5,905,919
CACI International, Inc. 6.38%, 6/15/2033 (a)	4,664,000	4,827,240
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,641,000	7,068,149
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	7,394,700	7,717,849
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	866,000	889,910
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,468,000	11,370,237
Science Applications International Corp. 5.88%, 11/1/2033 (a)	4,682,000	4,746,939
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	1,672,000	1,638,309
4.13%, 1/15/2031 (a)	2,286,000	2,176,592
5.75%, 12/1/2034 (a)	934,000	955,062
5.88%, 7/15/2030 (a)	2,560,000	2,642,176

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 12/15/2029 (a)	$3,254,000	$3,454,316
8.50%, 7/15/2031 (a)	2,005,000	2,132,458
9.63%, 12/1/2032 (a)	4,010,085	4,554,173
Seagate HDD Cayman 8.50%, 7/15/2031	5,840,000	6,204,124
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	3,921,000	4,015,457
		75,516,393
LEISURE TIME — 1.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f) (g)	50,000	—
Acushnet Co. 5.63%, 12/1/2033 (a)	2,577,000	2,610,888
Amer Sports Co. 6.75%, 2/16/2031 (a)	7,248,500	7,604,474
Carnival Corp.:
5.13%, 5/1/2029 (a)	7,904,000	7,998,058
5.75%, 3/15/2030 (a)	4,930,000	5,074,893
5.75%, 8/1/2032 (a)	25,534,000	26,233,632
5.88%, 6/15/2031 (a)	7,629,000	7,882,283
6.13%, 2/15/2033 (a)	10,518,000	10,858,047
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	3,097,000	2,931,744
Life Time, Inc. 6.00%, 11/15/2031 (a)	3,135,000	3,206,917
Lindblad Expeditions LLC:
6.75%, 2/15/2027 (a)	333	334
7.00%, 9/15/2030 (a)	2,373,000	2,473,947
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,673,000	2,653,412
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	7,893,000	7,865,769
6.25%, 3/1/2030 (a)	4,187,333	4,249,054
6.25%, 9/15/2033 (a)	5,292,000	5,290,730
6.75%, 2/1/2032 (a)	11,163,000	11,434,038
7.75%, 2/15/2029 (a)	2,801,000	2,982,673
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	3,949,000	4,058,624
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	5,629,000	5,567,756
6.38%, 11/1/2032 (a)	5,066,000	5,198,679
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	8,558,000	7,273,958
10.75%, 3/15/2030 (a)	147,956	121,612
11.13%, 7/15/2030 (a)	8,528,000	7,165,993
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	12,526,000	12,736,311
7.00%, 2/15/2029 (a)	5,138,600	5,151,446
9.13%, 7/15/2031 (a)	4,086,000	4,372,960
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	3,047,000	3,051,936
Security Description	Principal Amount	Value
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	$5,853,000	$5,851,478
		171,901,646
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	3,877,000	3,871,185
4.75%, 6/15/2031 (a) (b)	8,211,000	8,029,044
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	2,766,000	2,404,539
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	4,824,000	4,948,942
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	11,659,000	10,821,651
3.75%, 5/1/2029 (a)	5,256,000	5,109,358
4.00%, 5/1/2031 (a)	9,742,077	9,323,947
4.88%, 1/15/2030	5,415,000	5,431,516
5.50%, 3/31/2034 (a)	2,493,000	2,512,570
5.75%, 9/15/2033 (a)	4,954,000	5,069,478
5.88%, 4/1/2029 (a)	5,560,500	5,686,723
5.88%, 3/15/2033 (a)	7,085,800	7,289,729
6.13%, 4/1/2032 (a)	3,666,000	3,791,084
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
5.00%, 6/1/2029 (a)	9,564,000	9,294,295
6.63%, 1/15/2032 (a)	9,644,000	9,891,561
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,222,000	1,222,024
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	1,614,000	1,542,790
4.75%, 1/15/2028 (b)	3,050,000	3,005,379
6.50%, 10/1/2033 (a) (b)	5,447,000	5,231,408
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (a)	1,105,000	1,106,823
MGM Resorts International:
4.75%, 10/15/2028	8,998,500	8,974,024
5.50%, 4/15/2027	4,304,000	4,344,156
6.13%, 9/15/2029	8,447,000	8,682,671
6.50%, 4/15/2032 (b)	3,605,000	3,712,898
Station Casinos LLC:
4.50%, 2/15/2028 (a)	6,236,000	6,189,292
4.63%, 12/1/2031 (a)	250,000	237,308
6.63%, 3/15/2032 (a)	4,000,033	4,090,394
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	2,218,000	2,171,378
4.63%, 3/1/2030 (a)	5,152,000	5,024,333
6.00%, 4/1/2027	2,369,493	2,405,130
6.13%, 9/1/2033 (a)	2,936,000	2,981,596
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	2,355,000	2,323,255

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	$9,364,000	$9,412,880
		166,133,361
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	4,157,000	4,087,911
4.13%, 4/15/2029 (a)	3,490,000	3,404,425
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	3,589,000	3,863,774
Terex Corp.:
5.00%, 5/15/2029 (a)	5,158,000	5,141,804
6.25%, 10/15/2032 (a)	7,622,000	7,824,669
		24,322,583
MACHINERY-DIVERSIFIED — 0.5%
ATS Corp. 4.13%, 12/15/2028 (a)	2,683,000	2,614,637
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	8,254,000	8,612,306
9.50%, 1/1/2031 (a)	1,378,000	1,462,664
Esab Corp. 6.25%, 4/15/2029 (a)	6,435,000	6,623,481
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	3,599,000	2,673,769
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	3,268,000	2,852,997
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	6,916,000	7,249,628
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	5,205,559	5,062,510
OT Merger Corp. 7.88%, 10/15/2029 (a)	593,000	198,376
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	2,817,000	2,906,271
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,686,000	10,707,800
		50,964,439
MEDIA — 7.1%
Altice Financing SA 9.63%, 7/15/2027 (a)	3,013,000	2,319,498
AMC Networks, Inc.:
4.25%, 2/15/2029	2,710,000	2,401,114
10.25%, 1/15/2029 (a)	7,930,000	8,309,213
10.50%, 7/15/2032 (a) (b)	4,386,000	4,849,381
Beasley Mezzanine Holdings LLC 9.20%, 8/1/2028 (a)	563,000	220,364
Block Communications, Inc. 4.88%, 3/1/2028 (a)	4,983,000	4,656,215
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	4,866,000	3,753,048
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	$21,813,506	$20,045,739
4.25%, 1/15/2034 (a) (b)	13,975,900	11,898,662
4.50%, 8/15/2030 (a)	14,918,000	14,054,248
4.50%, 5/1/2032	17,734,500	15,919,019
4.50%, 6/1/2033 (a) (b)	11,907,900	10,431,916
4.75%, 3/1/2030 (a)	20,614,400	19,720,353
4.75%, 2/1/2032 (a) (b)	7,590,600	6,937,049
5.00%, 2/1/2028 (a)	22,941,600	22,753,020
5.13%, 5/1/2027 (a)	20,622,000	20,598,491
5.38%, 6/1/2029 (a)	12,248,500	12,111,439
6.38%, 9/1/2029 (a)	8,593,500	8,712,606
7.38%, 3/1/2031 (a) (b)	12,298,000	12,543,468
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	7,227,000	4,375,443
4.13%, 12/1/2030 (a)	9,024,716	5,549,388
4.50%, 11/15/2031 (a)	10,350,000	6,298,079
4.63%, 12/1/2030 (a)	14,753,000	5,267,706
5.00%, 11/15/2031 (a)	3,448,000	1,219,730
5.38%, 2/1/2028 (a)	6,533,000	4,745,767
5.50%, 4/15/2027 (a)	9,478,000	8,114,684
5.75%, 1/15/2030 (a)	13,828,000	5,074,876
6.50%, 2/1/2029 (a)	13,050,000	8,622,005
7.50%, 4/1/2028 (a)	7,963,000	4,661,540
11.25%, 5/15/2028 (a) (b)	5,841,000	4,634,483
11.75%, 1/31/2029 (a)	15,864,000	11,818,680
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,452,000	396,207
Directv Financing LLC 8.88%, 2/1/2030 (a)	19,114,000	19,359,540
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	9,016,000	9,066,129
10.00%, 2/15/2031 (a)	17,927,000	18,325,159
Discovery Communications LLC:
3.63%, 5/15/2030	7,054,000	6,527,983
3.95%, 3/20/2028	9,267,000	9,106,959
4.13%, 5/15/2029	3,457,000	3,345,788
5.00%, 9/20/2037	5,792,000	4,637,249
6.35%, 6/1/2040	3,523,000	2,922,399
DISH DBS Corp.:
5.13%, 6/1/2029	13,666,000	12,143,881
5.25%, 12/1/2026 (a)	4,224,000	4,104,588
5.75%, 12/1/2028 (a)	16,463,000	16,108,222
7.38%, 7/1/2028	6,653,000	6,420,145
DISH Network Corp. 11.75%, 11/15/2027 (a)	23,058,446	23,994,849
EW Scripps Co. 9.88%, 8/15/2030 (a)	7,779,000	7,765,853
Gray Media, Inc.:
4.75%, 10/15/2030 (a)	5,178,000	4,013,261
5.38%, 11/15/2031 (a)	8,817,000	6,613,103
7.25%, 8/15/2033 (a) (b)	3,218,000	3,289,954

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
9.63%, 7/15/2032 (a) (b)	$4,447,000	$4,615,764
10.50%, 7/15/2029 (a) (b)	10,012,000	10,777,317
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,173,000	1,080,392
7.75%, 8/15/2030 (a)	4,429,830	3,871,096
9.13%, 5/1/2029 (a) (b)	5,733,235	5,522,711
10.88%, 5/1/2030 (a)	5,826,400	5,024,746
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,517,000	3,365,370
6.75%, 10/15/2027 (a)	7,548,000	5,105,392
Liberty Interactive LLC:
8.25%, 2/1/2030	3,071,000	157,849
8.50%, 7/15/2029	1,958,000	119,928
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,354,000	7,389,226
7.38%, 9/1/2031 (a)	7,240,000	7,631,756
8.00%, 8/1/2029 (a)	5,101,000	5,155,377
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,993,798	6,145,081
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,512,500	5,470,660
5.63%, 7/15/2027 (a)	10,920,601	10,936,545
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	5,665,000	5,116,231
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	8,062,974	7,539,929
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	200	198
9.25%, 3/25/2030 (a)	4,539,024	2,804,844
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	1,879,000	1,726,933
5.38%, 1/15/2031 (a)	2,883,000	2,183,584
Sinclair Television Group, Inc.:
5.50%, 3/1/2030 (a)	3,450,000	3,117,489
8.13%, 2/15/2033 (a)	7,556,000	7,901,007
9.75%, 2/15/2033 (a)	3,352,000	3,675,736
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	11,560,650	10,630,943
4.00%, 7/15/2028 (a)	16,543,000	16,164,992
4.13%, 7/1/2030 (a)	7,402,000	7,042,485
5.00%, 8/1/2027 (a)	8,817,000	8,829,167
5.50%, 7/1/2029 (a)	6,205,000	6,256,315
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	9,232,019	8,843,997
TEGNA, Inc.:
4.63%, 3/15/2028	6,323,000	6,252,751
5.00%, 9/15/2029	8,334,898	8,266,802
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	7,671,000	7,369,837
7.38%, 6/30/2030 (a) (b)	9,698,637	9,851,003
8.00%, 8/15/2028 (a)	8,798,250	9,109,884
Security Description	Principal Amount	Value
8.50%, 7/31/2031 (a)	$9,672,000	$10,096,794
9.38%, 8/1/2032 (a)	12,069,000	12,979,365
Urban One, Inc. 7.63%, 4/1/2031 (a)	2,275,000	1,179,133
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	8,998,000	9,287,376
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	8,980,000	7,916,948
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	7,367,000	6,837,313
5.50%, 5/15/2029 (a)	11,810,000	11,638,046
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	7,064,000	6,927,029
VZ Secured Financing BV:
5.00%, 1/15/2032 (a)	14,325,000	12,972,290
7.50%, 1/15/2033 (a) (b)	3,806,000	3,854,222
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a) (b)	2,917,000	2,604,443
Ziggo BV 4.88%, 1/15/2030 (a)	8,722,500	8,243,460
		740,348,249
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	2,347,000	2,346,038
6.38%, 6/15/2030 (a)	6,362,000	6,494,966
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	5,439,000	5,595,262
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	147,000	144,945
Vallourec SACA 7.50%, 4/15/2032 (a)	1,102,201	1,171,419
		15,752,630
MINING — 1.1%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,855,000	2,799,870
7.13%, 3/15/2031 (a)	5,584,000	5,927,807
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	1,630,000	1,681,101
6.38%, 9/15/2032 (a)	8,065,000	8,370,018
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	4,976,000	5,286,104
Century Aluminum Co. 6.88%, 8/1/2032 (a)	238,000	245,680
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	4,256,000	4,230,294
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	4,202,000	4,397,057
Constellium SE:
3.75%, 4/15/2029 (a)	3,549,000	3,426,595
5.63%, 6/15/2028 (a)	2,614,000	2,614,784

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 8/15/2032 (a) (b)	$1,262,000	$1,301,639
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	5,480,000	5,522,908
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	4,776,000	4,607,837
4.50%, 9/15/2027 (a)	3,348,525	3,337,408
5.88%, 4/15/2030 (a)	4,195,000	4,315,355
6.13%, 4/15/2032 (a) (b)	5,613,700	5,853,012
Hecla Mining Co. 7.25%, 2/15/2028	1,203,000	1,210,627
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (a)	2,832,000	2,870,090
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	1,372,000	1,370,601
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	5,482,000	5,718,219
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	1,547,000	1,495,114
5.88%, 3/1/2034 (a)	5,292,000	5,313,168
New Gold, Inc. 6.88%, 4/1/2032 (a)	367,000	389,802
Novelis Corp.:
3.88%, 8/15/2031 (a)	3,119,000	2,836,886
4.75%, 1/30/2030 (a)	10,088,000	9,750,355
6.38%, 8/15/2033 (a)	2,873,000	2,914,515
6.88%, 1/30/2030 (a)	9,712,000	10,079,599
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	2,788,000	2,899,743
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	6,148,000	6,533,787
		117,299,975
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	4,868,000	4,784,660
6.38%, 3/15/2033 (a)	4,653,000	4,792,590
Avient Corp.:
6.25%, 11/1/2031 (a)	4,510,000	4,637,137
7.13%, 8/1/2030 (a)	2,570,000	2,642,602
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	8,100,000	8,388,927
6.25%, 3/15/2033 (a)	1,468,000	1,526,236
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,635,000	5,983,299
Enpro, Inc. 6.13%, 6/1/2033 (a)	1,287,000	1,326,614
Entegris, Inc. 5.95%, 6/15/2030 (a)	3,298,000	3,363,103
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	2,661,500	2,663,789
6.25%, 2/15/2029	5,800,000	5,935,952
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,030,000	5,014,105
Security Description	Principal Amount	Value
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	$3,902,000	$4,052,071
		55,111,085
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	3,191,000	3,198,594
7.25%, 3/15/2029 (a)	3,069,000	3,116,078
Xerox Corp.:
4.80%, 3/1/2035	1,861,000	486,447
6.75%, 12/15/2039	2,432,000	771,090
10.25%, 10/15/2030 (a) (b)	756,000	727,582
13.50%, 4/15/2031 (a) (b)	2,848,000	2,330,917
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	5,049,000	2,342,534
8.88%, 11/30/2029 (a) (b)	3,080,000	1,241,918
Zebra Technologies Corp. 6.50%, 6/1/2032 (a) (b)	5,053,000	5,229,249
		19,444,409
OFFICE FURNISHINGS — 0.1%
HNI Corp. 5.13%, 1/18/2029 (a)	5,923,000	5,804,125
OIL & GAS — 5.2%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	7,416,000	7,768,112
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	2,980,000	2,989,417
6.63%, 10/15/2032 (a)	3,468,000	3,587,438
6.63%, 7/15/2033 (a)	2,015,000	2,083,188
9.00%, 11/1/2027 (a)	778,000	988,714
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	7,000	7,011
Baytex Energy Corp. 7.38%, 3/15/2032 (a)	5,290,000	5,519,269
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	4,265,000	4,326,032
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	5,751,951	5,775,477
10.38%, 11/15/2030 (a)	5,035,543	5,033,781
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a) (b)	5,381,000	5,571,595
California Resources Corp.:
7.00%, 1/15/2034 (a)	1,474,000	1,454,794
8.25%, 6/15/2029 (a)	9,939,000	10,404,443
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	1,169,000	1,170,333
9.75%, 7/15/2028 (a) (b)	1,191,000	1,208,007
Caturus Energy LLC 8.50%, 2/15/2030 (a)	8,022,000	8,360,288

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	$6,318,000	$6,382,001
6.75%, 3/15/2033 (a)	1,819,000	1,881,119
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a) (b)	7,973,000	8,222,714
8.63%, 11/1/2030 (a)	4,694,000	4,915,463
8.75%, 7/1/2031 (a)	14,395,000	14,942,586
9.63%, 6/15/2033 (a)	5,202,000	5,607,756
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	4,379,000	4,413,419
7.25%, 3/1/2032 (a)	6,200,500	6,479,646
7.38%, 1/15/2031 (a)	3,699,000	3,829,575
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	7,043,900	6,854,630
6.75%, 3/1/2029 (a)	14,602,000	14,619,950
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	8,993,000	8,540,742
7.63%, 4/1/2032 (a)	10,629,000	10,316,507
8.38%, 1/15/2034 (a)	3,511,000	3,482,034
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,547,000	3,491,560
8.50%, 1/15/2029 (a)	4,460,194	4,587,443
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	2,189,000	2,236,195
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	5,799,000	6,154,943
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	729,000	738,215
EQT Corp. 6.50%, 7/15/2048	3,324,000	3,351,489
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	6,078,000	6,280,641
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,798,000	5,721,640
6.00%, 4/15/2030 (a)	4,147,000	4,023,793
6.00%, 2/1/2031 (a)	6,144,500	5,830,700
6.25%, 11/1/2028 (a)	4,137,000	4,169,434
6.25%, 4/15/2032 (a)	1,628,000	1,531,541
6.88%, 5/15/2034 (a)	6,649,000	6,231,975
7.25%, 2/15/2035 (a)	4,579,000	4,351,927
8.38%, 11/1/2033 (a)	5,861,500	5,977,616
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	9,354,000	9,730,873
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a)	762,500	783,385
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	3,499,000	3,461,211
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	8,096,000	8,613,172
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (a)	895,000	920,436
Security Description	Principal Amount	Value
Matador Resources Co.:
6.25%, 4/15/2033 (a)	$2,157,000	$2,156,525
6.50%, 4/15/2032 (a)	4,337,000	4,391,863
6.88%, 4/15/2028 (a)	5,052,000	5,159,709
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,920,000	6,626,800
Murphy Oil Corp.:
5.88%, 12/1/2042	5,848,000	5,072,614
6.00%, 10/1/2032	339,000	338,722
Nabors Industries Ltd. 7.50%, 1/15/2028 (a)	1,237,000	1,238,361
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	7,351,000	7,223,828
8.88%, 8/15/2031 (a) (b)	2,756,000	2,674,009
9.13%, 1/31/2030 (a)	7,579,427	7,967,645
Noble Finance II LLC 8.00%, 4/15/2030 (a)	12,942,418	13,452,479
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a)	2,752,000	2,674,779
8.75%, 6/15/2031 (a) (b)	3,863,000	3,894,252
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	6,537,000	6,473,853
7.88%, 9/15/2030 (a)	5,922,000	5,696,786
9.88%, 3/15/2030 (a) (b)	3,740,000	3,841,691
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	5,100,000	5,123,817
6.25%, 2/1/2033 (a)	5,154,000	5,288,468
7.00%, 1/15/2032 (a)	7,539,000	7,852,472
8.00%, 4/15/2027 (a)	3,224,000	3,264,687
9.88%, 7/15/2031 (a)	975,627	1,049,121
Petrofac Ltd. 9.75%, 11/15/2026 (a) (f)	14,000	700
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	1,663,100	1,682,824
Range Resources Corp.:
4.75%, 2/15/2030 (a)	2,471,175	2,441,002
8.25%, 1/15/2029	2,139,000	2,171,748
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,499,000	3,463,415
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	3,877,000	4,029,560
SM Energy Co.:
6.50%, 7/15/2028 (b)	1,752,000	1,770,361
6.63%, 1/15/2027	7,000	7,019
6.75%, 9/15/2026	581,000	581,755
6.75%, 8/1/2029 (a)	6,221,000	6,267,284
7.00%, 8/1/2032 (a) (b)	4,574,000	4,500,587
Sunoco LP:
4.50%, 10/1/2029 (a)	7,451,000	7,269,047
4.63%, 5/1/2030 (a)	3,345,000	3,247,058
5.63%, 3/15/2031 (a)	10,559,000	10,614,540
5.88%, 7/15/2027 (a)	2,051,000	2,052,989
5.88%, 3/15/2034 (a)	5,487,000	5,483,872

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 7/1/2033 (a)	$5,734,000	$5,872,705
6.63%, 8/15/2032 (a)	5,367,000	5,515,881
7.00%, 5/1/2029 (a)	5,570,000	5,807,728
7.25%, 5/1/2032 (a)	5,535,000	5,846,510
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	7,007,000	6,873,236
4.50%, 4/30/2030	2,303,000	2,249,317
5.88%, 3/15/2028	1,171,000	1,173,061
6.00%, 4/15/2027	1,661,000	1,661,830
7.00%, 9/15/2028 (a)	6,841,000	7,056,902
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	5,114,000	5,310,326
9.38%, 2/1/2031 (a)	4,643,772	4,849,723
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	3,410,000	3,412,046
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	8,443,500	8,355,012
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	4,438,969	4,548,390
Transocean International Ltd.:
6.80%, 3/15/2038	4,871,000	4,186,576
7.88%, 10/15/2032 (a)	3,525,000	3,669,736
8.25%, 5/15/2029 (a)	6,999,000	7,040,504
8.50%, 5/15/2031 (a)	6,222,000	6,157,478
8.75%, 2/15/2030 (a)	3,602,250	3,760,461
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,860,921	2,922,258
Valaris Ltd. 8.38%, 4/30/2030 (a)	8,970,000	9,338,398
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	2,502,000	2,475,479
7.25%, 2/15/2033 (a) (b)	6,633,000	6,238,734
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	5,058,000	5,061,187
7.88%, 4/15/2032 (a)	3,496,000	3,444,923
9.75%, 10/15/2030	1,633,000	1,708,755
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	2,886,000	2,640,113
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	4,592,000	4,651,329
		543,799,070
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	7,174,000	7,206,642
6.63%, 9/1/2032 (a)	1,494,000	1,538,880
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	3,768,000	3,774,104
CHC Group LLC 11.75%, 9/1/2030 (a)	3,360,000	3,158,938
Enerflex, Inc. 6.88%, 1/15/2031 (a)	3,242,000	3,314,264
Security Description	Principal Amount	Value
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	$3,378,118	$3,565,097
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	5,801,000	5,921,429
7.25%, 2/15/2029 (a)	7,701,000	8,000,107
Nine Energy Service, Inc. 13.00%, 2/1/2028	2,296,000	679,386
Oceaneering International, Inc. 6.00%, 2/1/2028	3,962,000	4,010,851
SESI LLC 7.88%, 9/30/2030 (a)	4,184,000	4,118,520
Star Holding LLC 8.75%, 8/1/2031 (a)	3,794,000	3,671,454
TGS ASA 8.50%, 1/15/2030 (a)	4,423,000	4,614,206
Tidewater, Inc. 9.13%, 7/15/2030 (a)	7,582,000	8,136,927
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	5,336,000	5,393,735
7.13%, 3/15/2029 (a)	6,939,000	7,186,098
Viridien 10.00%, 10/15/2030 (a)	3,325,000	3,497,069
WBI Operating LLC:
6.25%, 10/15/2030 (a)	4,963,000	4,997,096
6.50%, 10/15/2033 (a)	1,940,000	1,932,880
Weatherford International Ltd.:
6.75%, 10/15/2033 (a)	7,661,000	7,843,715
8.63%, 4/30/2030 (a)	25,000	25,599
		92,586,997
PACKAGING & CONTAINERS — 2.1%
ARD Finance SA 6.50%, 6/30/2027 (a) (f)	3,480,041	31,912
Ardagh Group SA:
9.50%, 12/1/2030 (a)	8,843,689	9,581,430
12.00%, 12/1/2030 (a)	7,822,200	7,153,558
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	3,680,000	3,542,957
4.00%, 9/1/2029 (a)	3,665,000	3,449,828
6.25%, 1/30/2031 (a)	2,289,000	2,340,571
Ball Corp.:
2.88%, 8/15/2030	9,152,000	8,451,140
3.13%, 9/15/2031 (b)	6,520,000	6,007,658
5.50%, 9/15/2033	5,761,000	5,868,270
6.00%, 6/15/2029	7,604,975	7,825,671
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	5,802,000	5,794,747
6.75%, 7/15/2030 (a)	3,403,000	3,545,756
Clearwater Paper Corp. 4.75%, 8/15/2028 (a) (b)	751,000	706,323

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	$5,210,000	$5,298,205
6.75%, 4/15/2032 (a)	11,947,000	12,299,198
6.88%, 1/15/2030 (a)	3,035,000	3,126,657
8.75%, 4/15/2030 (a) (b)	8,389,000	8,530,271
Crown Americas LLC 5.88%, 6/1/2033 (a)	3,923,000	4,013,582
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,665,900	2,666,007
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,459,000	2,381,345
3.50%, 3/1/2029 (a)	2,000	1,910
3.75%, 2/1/2030 (a)	100	94
4.75%, 7/15/2027 (a)	5,253,000	5,236,611
6.38%, 7/15/2032 (a) (b)	2,461,339	2,503,403
LABL, Inc.:
5.88%, 11/1/2028 (a) (b)	1,975,000	1,250,254
8.25%, 11/1/2029 (a) (b)	1,892,000	707,816
8.63%, 10/1/2031 (a) (b)	9,039,000	4,813,900
9.50%, 11/1/2028 (a)	2,892,000	1,863,316
10.50%, 7/15/2027 (a) (b)	3,970,000	2,431,546
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	205	198
7.88%, 4/15/2030 (a)	17,408,000	17,337,324
9.25%, 4/15/2027 (a) (b)	9,162,879	8,646,551
OI European Group BV 4.75%, 2/15/2030 (a)	1,327,000	1,283,567
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	2,930,000	2,939,874
7.25%, 5/15/2031 (a) (b)	6,569,900	6,713,518
7.38%, 6/1/2032 (a) (b)	2,770,000	2,807,866
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	3,631,000	3,612,010
5.00%, 4/15/2029 (a)	3,356,000	3,377,478
6.50%, 7/15/2032 (a)	2,746,000	2,846,229
6.88%, 7/15/2033 (a)	3,203,000	3,371,862
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	3,616,080	3,676,143
7.25%, 2/15/2031 (a)	5,388,000	5,609,393
Silgan Holdings, Inc. 4.13%, 2/1/2028	3,573,200	3,522,532
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	7,316,579	7,308,311
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,667,000	4,779,288
TriMas Corp. 4.13%, 4/15/2029 (a)	5,309,000	5,168,789
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	6,311,000	6,749,804
Security Description	Principal Amount	Value
12.25%, 1/15/2031 (a)	$3,730,000	$4,047,311
		215,221,984
PHARMACEUTICALS — 2.1%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	46,155,000	48,071,817
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	3,301,000	3,203,059
5.13%, 3/1/2030 (a)	4,301,000	4,197,045
6.13%, 8/1/2028 (a)	1,720,100	1,732,244
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	4,687,000	4,954,346
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	3,026,000	2,997,374
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	3,903,000	3,494,551
5.00%, 1/30/2028 (a)	2,009,000	1,761,772
5.00%, 2/15/2029 (a)	3,200,000	2,464,000
5.25%, 1/30/2030 (a)	5,129,000	3,590,300
5.25%, 2/15/2031 (a) (b)	3,030,000	1,972,863
6.25%, 2/15/2029 (a)	5,890,000	4,679,311
11.00%, 9/30/2028 (a)	4,447,000	4,612,206
14.00%, 10/15/2030 (a)	2,213,000	2,228,292
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,817,000	4,981,597
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	7,827,000	8,175,458
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	16,378,000	17,178,393
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	4,438,000	4,637,444
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	10,734,507	11,350,882
Grifols SA 4.75%, 10/15/2028 (a)	5,789,100	5,717,778
Harrow, Inc. 8.63%, 9/15/2030 (a)	2,567,000	2,685,980
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	3,679,500	3,455,676
12.25%, 4/15/2029 (a)	9,268,000	10,024,176
Jazz Securities DAC 4.38%, 1/15/2029 (a)	14,323,000	14,130,499
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a) (f) (g)	500,000	392,500
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	12,035,300	11,724,789
5.13%, 4/30/2031 (a) (b)	11,907,000	9,867,331
6.75%, 5/15/2034 (a)	4,040,000	3,640,363
7.88%, 5/15/2034 (a) (b)	3,249,000	2,611,189
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	2,779,000	1,887,330
6.63%, 4/1/2030 (a) (b)	5,297,000	3,397,655

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	$2,627,046	$2,676,356
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	4,855,000	4,416,885
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	2,123,000	1,692,923
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,818,000	1,817,673
		216,422,057
PIPELINES — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,812,000	4,814,406
5.75%, 1/15/2028 (a)	4,064,000	4,070,055
5.75%, 10/15/2033 (a)	3,810,000	3,832,212
5.75%, 7/1/2034 (a)	2,569,000	2,588,576
6.63%, 2/1/2032 (a)	3,090,000	3,204,484
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	1,735,000	1,809,761
7.25%, 7/15/2032 (a)	77,000	81,635
Buckeye Partners LP:
3.95%, 12/1/2026	5,016,000	4,963,432
4.13%, 12/1/2027	4,700,000	4,646,749
4.50%, 3/1/2028 (a)	4,842,000	4,813,142
5.60%, 10/15/2044	85,700	77,960
6.75%, 2/1/2030 (a)	3,776,000	3,963,214
6.88%, 7/1/2029 (a)	7,222,000	7,517,019
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,429,000	1,383,987
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	7,689,417	7,613,369
7.50%, 12/15/2033 (a)	2,022,900	2,170,086
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	5,312,000	5,339,994
7.38%, 6/30/2033 (a)	4,585,000	4,679,451
8.63%, 3/15/2029 (a)	8,286,000	8,661,273
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (c)	9,894,000	9,865,901
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (c)	6,236,000	6,260,757
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (c)	3,658,000	3,761,192
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	5,674,000	6,064,087
Excelerate Energy LP 8.00%, 5/15/2030 (a)	8,436,000	8,909,007
Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	$4,071,600	$4,082,512
7.88%, 5/15/2032	5,649,000	5,883,433
8.00%, 5/15/2033	3,820,000	3,964,893
8.25%, 1/15/2029	4,646,000	4,850,331
8.88%, 4/15/2030	2,922,000	3,066,990
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	1,436,000	1,452,916
7.13%, 7/1/2033 (a)	2,441,000	2,486,866
8.25%, 1/15/2032 (a)	1,021,000	1,074,521
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	5,385,000	5,459,744
7.50%, 5/15/2032 (a)	5,472,000	5,703,466
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,329,000	1,297,131
5.13%, 6/15/2028 (a)	4,120,000	4,132,278
5.50%, 10/15/2030 (a)	3,800,000	3,841,078
5.88%, 3/1/2028 (a)	4,055,000	4,130,788
6.50%, 6/1/2029 (a)	4,302,000	4,452,527
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	4,452,000	4,555,019
7.38%, 7/15/2032 (a)	4,223,000	4,456,574
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,007,000	8,638,434
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	5,023,000	5,065,896
6.63%, 12/15/2028 (a)	8,114,000	8,354,012
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	2,459,000	2,549,417
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	6,469,000	6,716,310
8.38%, 2/15/2032 (a)	8,409,000	8,717,190
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	3,395,000	3,460,320
NuStar Logistics LP:
5.63%, 4/28/2027	3,872,000	3,912,966
6.38%, 10/1/2030	75,000	78,943
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,962,500	3,081,711
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	1,679,000	1,652,186
4.95%, 7/15/2029 (a)	2,450,000	2,443,753
6.75%, 3/15/2033 (a)	401,000	423,159
6.88%, 4/15/2040 (a)	3,434,000	3,549,623
7.50%, 7/15/2038 (a)	3,687,000	4,018,461

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (c)	$5,094,500	$5,445,511
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (c)	5,317,000	5,540,739
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	8,018,000	8,309,454
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	6,796,000	6,800,893
6.00%, 12/31/2030 (a)	2,746,000	2,767,638
6.00%, 9/1/2031 (a)	1,026,000	1,018,685
6.75%, 3/15/2034 (a)	2,822,000	2,820,674
7.38%, 2/15/2029 (a)	9,622,000	9,943,663
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	7,490,000	7,564,975
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	8,626,000	8,102,402
3.88%, 11/1/2033 (a)	8,344,000	7,162,156
4.13%, 8/15/2031 (a)	7,258,100	6,603,855
6.25%, 1/15/2030 (a)	7,275,000	7,357,935
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	12,642,000	12,159,455
8.13%, 6/1/2028 (a)	15,507,000	15,764,106
8.38%, 6/1/2031 (a) (b)	15,639,898	15,555,912
9.50%, 2/1/2029 (a)	20,598,000	21,375,163
9.88%, 2/1/2032 (a) (b)	13,131,000	13,563,273
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	9,291,000	9,459,446
6.50%, 1/15/2034 (a)	10,393,000	10,639,418
6.50%, 6/15/2034 (a)	5,750,000	5,878,167
6.75%, 1/15/2036 (a)	12,833,000	13,134,960
7.50%, 5/1/2033 (a)	10,866,000	11,744,733
7.75%, 5/1/2035 (a)	8,661,000	9,482,929
		456,841,339
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	6,139,188	6,141,582
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	3,698,000	3,430,968
5.75%, 1/15/2029 (a)	2,341,000	2,272,034
9.75%, 4/15/2030 (a)	6,288,000	6,819,776
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	5,515,300	5,544,586
8.88%, 9/1/2031 (a)	4,272,000	4,554,636
Security Description	Principal Amount	Value
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	$1,777,000	$1,858,689
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	635,000	669,404
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,643,000	1,595,123
4.38%, 2/1/2031 (a)	1,364,000	1,297,423
5.38%, 8/1/2028 (a)	8,629,194	8,666,386
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	7,610,741	7,428,007
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	3,912,000	3,794,288
4.75%, 2/1/2030	1,951,000	1,846,309
5.00%, 3/1/2031 (b)	3,399,000	3,203,829
Newmark Group, Inc. 7.50%, 1/12/2029	5,814,000	6,227,201
		65,350,241
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	4,176,660	4,032,440
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (a)	5,266,000	5,046,250
8.50%, 12/15/2028 (a)	1,720,000	1,713,584
Blackstone Mortgage Trust, Inc.:
3.75%, 1/15/2027 (a)	2,452,000	2,446,066
7.75%, 12/1/2029 (a)	2,000	2,133
Brandywine Operating Partnership LP:
4.55%, 10/1/2029 (b)	2,682,000	2,559,808
6.13%, 1/15/2031	2,003,500	1,948,424
8.30%, 3/15/2028	542,000	571,599
8.88%, 4/12/2029	6,382,000	6,877,435
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	4,232,000	4,176,899
5.75%, 5/15/2026 (a)	1,159,000	1,152,255
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,362,000	4,278,075
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,965,000	2,593,337
4.75%, 2/15/2028	3,916,200	3,779,407
7.25%, 10/15/2030 (a)	1,345,000	1,376,016
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	5,100,000	5,142,177
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	2,863,000	2,430,687
3.95%, 11/1/2027	3,050,000	2,913,513
4.65%, 4/1/2029 (b)	4,058,000	3,753,041

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 2/15/2028 (b)	$1,527,000	$1,504,416
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	9,716,000	9,265,372
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	6,196,000	5,906,585
4.88%, 9/15/2027 (a)	5,626,672	5,619,245
4.88%, 9/15/2029 (a)	6,852,000	6,758,059
5.00%, 7/15/2028 (a)	897,500	894,718
5.25%, 3/15/2028 (a)	5,310,500	5,304,340
5.25%, 7/15/2030 (a)	11,452,000	11,310,224
5.63%, 7/15/2032 (a)	3,958,000	3,891,981
6.25%, 1/15/2033 (a)	6,936,000	6,996,551
7.00%, 2/15/2029 (a)	4,394,000	4,514,396
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,121,000	4,095,161
4.75%, 6/15/2029 (a)	8,011,000	7,924,882
5.50%, 8/1/2030 (b)	1,251,000	1,278,760
7.00%, 7/15/2031 (a)	5,863,000	6,216,480
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	5,622,000	5,677,602
6.38%, 8/1/2030 (a)	8,872,000	9,074,459
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	7,932,100	5,768,144
4.63%, 8/1/2029	6,816,000	5,717,124
5.00%, 10/15/2027	11,274,000	10,884,032
8.50%, 2/15/2032 (a)	9,242,000	9,875,632
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,410,000	4,303,146
5.88%, 10/1/2028 (a)	3,501,000	3,502,400
7.00%, 2/1/2030 (a)	3,523,000	3,611,286
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	3,718,000	3,799,684
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,375,000	4,333,787
4.75%, 10/15/2027	4,211,000	4,202,957
6.50%, 4/1/2032 (a)	7,665,000	7,952,208
6.50%, 6/15/2033 (a)	1,409,000	1,461,978
7.25%, 7/15/2028 (a)	2,830,000	2,916,032
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	7,702,600	7,909,415
8.00%, 7/15/2030 (a)	5,752,000	5,880,960
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	816,500	810,025
4.00%, 9/15/2029 (a)	3,477,900	3,290,650
SBA Communications Corp.:
3.13%, 2/1/2029	9,240,000	8,830,760
Security Description	Principal Amount	Value
3.88%, 2/15/2027	$9,020,000	$8,937,196
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	1,928,000	1,742,507
3.95%, 1/15/2028	2,781,000	2,622,761
4.38%, 2/15/2030 (b)	3,249,000	2,756,549
4.95%, 10/1/2029 (b)	4,673,000	4,049,108
5.50%, 12/15/2027	5,076,000	4,991,383
8.38%, 6/15/2029 (b)	8,443,000	8,498,217
8.63%, 11/15/2031 (a)	3,369,000	3,541,021
8.88%, 6/15/2032	4,868,000	4,802,915
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	5,133,000	5,102,202
5.25%, 10/15/2028 (a)	4,501,000	4,537,233
6.00%, 4/15/2030 (a)	4,161,000	4,265,316
6.50%, 7/1/2030 (a) (b)	2,526,000	2,634,719
6.50%, 10/15/2030 (a)	3,056,000	3,186,247
7.25%, 4/1/2029 (a)	2,182,000	2,302,730
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	2,104,000	1,962,569
Vornado Realty LP 3.40%, 6/1/2031	2,168,000	1,970,669
XHR LP:
4.88%, 6/1/2029 (a)	6,070,400	5,985,354
6.63%, 5/15/2030 (a)	2,839,000	2,925,135
		324,890,428
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	3,569,000	3,449,688
3.88%, 1/15/2028 (a)	11,162,000	11,002,495
4.00%, 10/15/2030 (a)	14,627,000	13,928,853
4.38%, 1/15/2028 (a)	5,540,000	5,503,436
5.63%, 9/15/2029 (a)	4,494,000	4,584,824
6.13%, 6/15/2029 (a)	12,709,000	13,063,835
Academy Ltd. 6.00%, 11/15/2027 (a)	1,250,000	1,249,275
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	3,344,000	3,167,403
3.90%, 4/15/2030 (b)	3,733,000	3,421,855
5.95%, 3/9/2028	1,551,000	1,582,532
7.00%, 8/1/2030 (a)	10,422,000	10,492,453
7.38%, 8/1/2033 (a) (b)	3,693,000	3,716,709
Arko Corp. 5.13%, 11/15/2029 (a) (b)	1,998,000	1,712,726
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	65,000	64,772
4.63%, 11/15/2029 (a)	5,355,000	5,272,372
4.75%, 3/1/2030	5,244,000	5,171,108
5.00%, 2/15/2032 (a)	3,683,000	3,579,839
Bath & Body Works, Inc.:
5.25%, 2/1/2028	2,877,000	2,893,629
6.63%, 10/1/2030 (a)	6,179,201	6,317,306

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.69%, 1/15/2027 (b)	$2,910,000	$2,967,793
6.75%, 7/1/2036	3,233,000	3,203,838
6.88%, 11/1/2035	6,134,258	6,206,520
6.95%, 3/1/2033 (b)	1,576,000	1,560,776
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	4,649,000	4,449,279
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	3,303,000	3,010,949
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	3,461,000	3,394,549
Brinker International, Inc. 8.25%, 7/15/2030 (a)	1,327,000	1,405,890
Carvana Co.:
9.00%, 6/1/2030 (a)	10,620,778	11,132,593
9.00%, 6/1/2031 (a)	15,729,330	17,752,279
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	3,415,000	3,650,908
EG Global Finance PLC 12.00%, 11/30/2028 (a)	7,063,783	7,684,901
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	5,420,000	5,209,433
9.25%, 1/15/2031 (a)	5,666,000	5,841,363
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	11,233,200	10,913,503
6.75%, 1/15/2030 (a)	6,308,500	5,991,940
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,784,000	5,740,851
5.63%, 1/1/2030 (a)	2,892,000	2,902,845
6.88%, 3/1/2032 (a)	4,542,100	4,730,688
Gap, Inc.:
3.63%, 10/1/2029 (a)	4,446,000	4,210,851
3.88%, 10/1/2031 (a)	5,532,000	5,117,487
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	6,036,000	5,919,747
8.75%, 1/15/2032 (a)	4,072,000	3,918,934
11.50%, 8/15/2029 (a)	4,154,000	4,368,886
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,195,000	1,626,798
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	8,756,869	8,589,087
6.38%, 1/15/2030 (a)	3,840,000	3,949,094
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,822,000	1,816,807
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	5,802,800	5,796,591
Security Description	Principal Amount	Value
Kohl's Corp.:
5.13%, 5/1/2031	$4,256,400	$3,734,353
5.55%, 7/17/2045	3,435,000	2,451,766
10.00%, 6/1/2030 (a)	3,383,000	3,721,706
LBM Acquisition LLC:
6.25%, 1/15/2029 (a) (b)	3,167,000	2,852,105
9.50%, 6/15/2031 (a)	9,373,000	9,741,921
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	6,460,000	6,331,381
8.25%, 8/1/2031 (a)	7,643,000	8,083,390
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,412,000	4,265,257
4.38%, 1/15/2031 (a)	2,802,000	2,691,937
4.63%, 12/15/2027 (a)	4,019,000	4,012,811
5.50%, 10/1/2030 (a)	6,169,000	6,211,936
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	1,504,000	1,080,459
4.50%, 12/15/2034	1,797,000	1,630,490
5.13%, 1/15/2042	1,863,000	1,527,250
6.13%, 3/15/2032 (a) (b)	6,220,000	6,274,860
7.38%, 8/1/2033 (a) (b)	3,198,000	3,385,691
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	8,174,000	7,855,459
7.88%, 5/1/2029 (a) (b)	5,357,000	4,941,993
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,463,000	2,314,580
4.75%, 9/15/2029	3,532,000	3,505,439
5.63%, 5/1/2027	195,000	195,105
Nordstrom, Inc.:
4.00%, 3/15/2027	3,559,000	3,537,148
4.25%, 8/1/2031	4,088,000	3,789,985
4.38%, 4/1/2030	3,024,100	2,893,882
5.00%, 1/15/2044	6,282,000	4,720,860
6.95%, 3/15/2028 (b)	4,642,000	4,810,133
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	863,000	823,751
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	25,000	25,352
8.00%, 3/15/2031 (a)	4,199,000	4,333,368
8.75%, 12/31/2030 (a) (b)	1,742,654	1,719,285
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	1,113,473	1,079,323
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	15,568,000	15,829,698
10.00%, 9/15/2033 (a)	4,495,000	4,631,109
QVC, Inc.:
5.45%, 8/15/2034	3,171,000	1,326,651
5.95%, 3/15/2043	2,343,500	937,845
6.88%, 4/15/2029 (a)	3,732,000	1,573,822
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	18,195,000	19,011,228
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	9,318,882	444,950

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	$3,347,000	$3,496,845
SGUS LLC 11.00%, 12/15/2029 (a) (b)	3,854,181	1,429,863
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	3,248,000	3,186,645
4.88%, 11/15/2031 (a)	2,303,000	2,222,510
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	4,133,000	4,037,486
Staples, Inc.:
10.75%, 9/1/2029 (a)	15,638,971	15,552,800
12.75%, 1/15/2030 (a)	6,763,918	5,667,893
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	2,534,000	2,433,299
5.88%, 3/1/2027	4,244,000	4,244,000
6.50%, 12/15/2035 (a) (b)	2,500,000	2,500,475
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,679,000	5,547,134
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,964,000	5,781,025
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	5,711,000	6,024,877
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	25,000	24,887
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a) (b)	5,678,000	5,869,065
Yum! Brands, Inc.:
3.63%, 3/15/2031	5,953,000	5,628,383
4.63%, 1/31/2032	6,644,000	6,514,309
4.75%, 1/15/2030 (a)	5,867,000	5,879,849
5.35%, 11/1/2043	1,188,000	1,151,707
5.38%, 4/1/2032 (b)	5,728,000	5,806,645
6.88%, 11/15/2037	3,833,000	4,219,596
		508,757,862
SEMICONDUCTORS — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,924,000	2,991,486
ams-OSRAM AG 12.25%, 3/30/2029 (a)	3,967,000	4,226,402
Entegris, Inc.:
3.63%, 5/1/2029 (a)	2,165,000	2,079,201
4.38%, 4/15/2028 (a)	4,850,000	4,815,323
4.75%, 4/15/2029 (a)	16,765,999	16,812,609
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (a)	9,949,000	10,243,291
6.63%, 7/24/2033 (a)	9,167,000	9,543,489
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,387,000	4,285,309
Security Description	Principal Amount	Value
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	$3,856,000	$3,733,649
		58,730,759
SOFTWARE — 2.5%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,418,000	1,440,419
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	15,524,000	15,529,278
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	5,175,000	5,330,871
Castle U.S. Holding Corp.:
9.50%, 2/15/2028 (a)	66,000	29,081
10.00%, 6/30/2031 (a)	1,517,000	222,893
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	3,812,000	3,311,370
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,659,000	5,653,092
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	31,517,500	31,926,597
6.63%, 8/15/2033 (a)	4,361,000	4,322,405
8.25%, 6/30/2032 (a)	17,171,000	17,973,057
9.00%, 9/30/2029 (a)	22,204,920	23,125,536
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	2,230,000	2,234,772
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	10,399,000	9,501,670
9.25%, 6/1/2030 (a)	12,429,000	11,560,337
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	3,444,000	3,245,143
Elastic NV 4.13%, 7/15/2029 (a)	6,078,000	5,878,885
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	8,368,000	8,550,590
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	8,221,000	8,112,976
6.00%, 5/15/2033 (a)	8,322,000	8,532,713
Open Text Corp.:
3.88%, 2/15/2028 (a)	7,230,000	7,091,618
3.88%, 12/1/2029 (a)	5,976,000	5,672,957
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	7,644,700	7,313,302
4.13%, 12/1/2031 (a)	5,194,000	4,843,665
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	3,835,000	3,346,766
PTC, Inc. 4.00%, 2/15/2028 (a)	2,285,000	2,250,245
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	1,928,800	704,861
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,684,000	3,905,961
ROBLOX Corp. 3.88%, 5/1/2030 (a)	4,225,000	4,037,579

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	$4,382,000	$4,298,786
9.00%, 11/28/2028 (a)	7,641,000	7,873,439
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	12,190,766	12,201,372
6.50%, 6/1/2032 (a)	3,695,000	3,840,842
Twilio, Inc.:
3.63%, 3/15/2029	3,726,000	3,608,743
3.88%, 3/15/2031	1,551,200	1,480,372
UKG, Inc. 6.88%, 2/1/2031 (a)	19,123,000	19,694,969
West Technology Group LLC 8.50%, 4/10/2027 (a)	3,593,000	470,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,413,000	3,226,548
		262,343,710
TELECOMMUNICATIONS — 6.1%
Africell Holding Ltd. 10.50%, 10/23/2029 (a) (b)	379,000	375,028
Altice Financing SA:
5.00%, 1/15/2028 (a)	8,002,000	5,607,962
5.75%, 8/15/2029 (a)	13,936,000	9,700,989
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a)	6,980,800	6,415,634
Altice France SA:
6.50%, 10/15/2031 (a)	4,257,727	4,038,582
6.50%, 4/15/2032 (a)	10,975,000	10,525,244
6.88%, 10/15/2030 (a)	6,325,000	6,138,160
6.88%, 7/15/2032 (a)	11,175,000	10,698,610
9.50%, 11/1/2029 (a)	9,550,000	9,823,321
Altice Holdings 1 SARL Zero Coupon, 12/31/2099 (a) (g)	5,217	86,545
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	14,294,000	14,019,984
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (c)	7,555,500	7,797,049
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	7,032,000	7,378,045
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	2,987,000	2,955,188
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	1,109,100	1,070,359
Ciena Corp. 4.00%, 1/31/2030 (a)	4,383,000	4,233,014
Cipher Compute LLC 7.13%, 11/15/2030 (a)	9,073,000	9,254,732
CommScope LLC:
4.75%, 9/1/2029 (a)	7,477,000	7,471,542
Security Description	Principal Amount	Value
7.13%, 7/1/2028 (a)	$1,886,000	$1,894,110
8.25%, 3/1/2027 (a)	6,449,970	6,502,666
9.50%, 12/15/2031 (a) (b)	12,177,000	12,302,180
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	5,870,000	5,854,445
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	16,910,000	17,958,927
Connect Holding II LLC 10.50%, 4/3/2031 (a)	14,412,000	13,692,697
EchoStar Corp.:
6.75%, 11/30/2030	16,381,970	16,786,605
10.75%, 11/30/2029	37,421,942	41,332,535
Embarq LLC 8.00%, 6/1/2036	7,069,000	2,894,119
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	4,078,000	3,895,265
Series 2033, 6.38%, 11/15/2033 (a)	3,112,000	3,089,438
Series 2036, 7.20%, 7/18/2036 (a)	4,737,000	4,738,184
Series 2038, 7.72%, 6/4/2038 (a)	4,314,000	4,347,908
Flash Compute LLC 7.25%, 12/31/2030 (a)	7,375,000	7,310,026
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	8,451,500	8,474,404
5.88%, 10/15/2027 (a)	9,252,000	9,264,953
5.88%, 11/1/2029	4,550,254	4,619,372
6.00%, 1/15/2030 (a)	7,195,000	7,321,344
6.75%, 5/1/2029 (a)	8,530,000	8,596,278
8.63%, 3/15/2031 (a)	7,149,000	7,530,828
8.75%, 5/15/2030 (a)	5,435,000	5,676,423
Frontier Florida LLC Series E, 6.86%, 2/1/2028	18,000	18,734
GCI LLC 4.75%, 10/15/2028 (a)	1,876,000	1,832,702
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,319,669	3,214,998
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	8,180,000	8,301,064
7.00%, 4/15/2032 (a)	8,202,000	8,456,672
8.50%, 4/15/2031 (a)	6,940,000	7,477,225
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	2,506,000	2,310,432
3.75%, 7/15/2029 (a)	4,169,000	3,793,873
4.25%, 7/1/2028 (a)	891,000	853,721
4.88%, 6/15/2029 (a)	2,369,034	2,325,373
6.88%, 6/30/2033 (a)	17,009,937	17,407,970
7.00%, 3/31/2034 (a)	13,057,285	13,452,007
8.50%, 1/15/2036 (a)	8,383,334	8,598,618
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (a)	248,433	247,427
4.50%, 1/15/2029 (a)	3,351,200	3,105,490

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series P, 7.60%, 9/15/2039	$3,457,000	$3,346,065
Series U, 7.65%, 3/15/2042	3,358,000	3,174,317
10.00%, 10/15/2032 (a)	2,261,858	2,277,171
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	2,104,500	1,956,280
5.13%, 1/15/2028 (a)	3,049,200	3,036,515
6.25%, 3/25/2029 (a)	4,320,000	4,344,667
7.38%, 4/2/2032 (a)	4,484,600	4,656,001
RCN Corp. Zero Coupon, 4/15/2023 (f) (g)	3,000	—
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	8,428,000	8,418,392
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (c)	7,287,000	7,625,700
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (c)	8,759,000	9,250,117
Telecom Italia Capital SA:
6.00%, 9/30/2034	4,631,742	4,757,309
6.38%, 11/15/2033	6,029,916	6,344,316
7.20%, 7/18/2036	1,847,000	2,004,327
7.72%, 6/4/2038	2,088,000	2,315,759
TELUS Corp.:
5 yr. CMT + 2.69%, 6.38%, 6/9/2056 (c)	5,500,000	5,512,100
5 yr. CMT + 2.52%, 6.63%, 6/9/2056 (c)	5,000,000	4,998,300
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (b) (c)	5,186,000	5,289,979
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	2,102,831	2,187,112
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,510,500	3,493,369
6.50%, 2/15/2029 (a) (b)	8,607,000	8,280,192
8.63%, 6/15/2032 (a)	5,755,000	5,673,624
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	5,443,057	5,442,676
6.50%, 7/15/2028 (a)	5,741,000	5,584,902
7.50%, 5/30/2031 (a)	4,689,000	4,456,519
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	5,547,000	5,298,772
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	8,654,300	7,896,703
4.75%, 7/15/2031 (a)	10,808,500	9,987,486
6.75%, 1/15/2033 (a)	4,391,000	4,331,634
7.75%, 4/15/2032 (a)	5,072,000	5,279,343
Vodafone Group PLC:
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	5,701,700	5,332,116
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	6,456,000	5,080,937
Security Description	Principal Amount	Value
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	$17,003,864	$17,983,797
Windstream Services LLC 7.50%, 10/15/2033 (a)	9,196,000	9,424,796
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	15,594,308	16,367,474
WULF Compute LLC 7.75%, 10/15/2030 (a)	21,718,000	22,371,495
Zayo Group Holdings, Inc.:
9.25%, 3/9/2030 (a)	7,195,279	6,836,882
13.75%, 9/9/2030 (a)	4,947,682	4,541,180
Zegona Finance PLC 8.63%, 7/15/2029 (a)	6,796,245	7,185,670
		635,412,995
TRANSPORTATION — 0.4%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	2,060,000	2,153,936
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	7,558,600	2,125,781
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a) (b)	1,578,000	1,510,746
Danaos Corp.:
6.88%, 10/15/2032 (a)	3,143,000	3,240,842
8.50%, 3/1/2028 (a)	3,893,000	3,922,626
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,175,000	1,141,066
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	902,000	931,333
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	8,056,000	8,398,541
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	8,062,000	7,509,269
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	2,803,000	2,968,433
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	2,583,000	2,704,427
XPO CNW, Inc. 6.70%, 5/1/2034	33,700	35,873
XPO, Inc.:
7.13%, 6/1/2031 (a)	25,000	26,073
7.13%, 2/1/2032 (a)	6,355,000	6,687,239
		43,356,185
TRUCKING & LEASING — 0.3%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	5,118,500	5,119,933
5.88%, 4/15/2033 (a)	1,468,465	1,492,592
7.00%, 5/1/2031 (a)	7,443,000	7,838,893
7.00%, 6/15/2032 (a)	7,518,000	7,910,064

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 12/1/2030 (a)	$5,563,333	$5,906,646
		28,268,128
TOTAL CORPORATE BONDS & NOTES (Cost $10,231,771,350)		10,241,301,479
	Shares
COMMON STOCKS — 0.0% *
CONTAINERS & PACKAGING — 0.0% *
Yeoman Capital SA (h)	330,528	2,478,964
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (g) (h)	54,788	981,273
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (g) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Baytex Energy Corp. (b)	2,052	6,628
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (g) (h)	4,948	194,747
TOTAL COMMON STOCKS (Cost $8,244,279)		3,661,612
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	—
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.59%, 12/31/2030 (c)	$1,246,131	1,251,116
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.33%, 9/25/2029 (c)	4,604,511	3,566,193
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,587,596)		4,817,309

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (i) (j)	35,642,574	$35,642,574
State Street Navigator Securities Lending Portfolio II (k) (l)	543,731,765	543,731,765
TOTAL SHORT-TERM INVESTMENTS (Cost $579,374,339)		579,374,339
TOTAL INVESTMENTS — 103.5% (Cost $10,824,978,418)		10,829,154,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(364,407,130)
NET ASSETS — 100.0%		$10,464,747,609
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.8% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2025, total aggregate fair value of the security is $1,655,065, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,240,822,434	$479,045	$10,241,301,479
Common Stocks	6,628	2,478,964	1,176,020	3,661,612
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	4,817,309	—	4,817,309
Short-Term Investments	579,374,339	—	—	579,374,339
TOTAL INVESTMENTS	$579,380,967	$10,248,118,707	$1,655,065	$10,829,154,739
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,349,348	$83,349,348	$1,053,237,183	$1,100,943,957	$—	$—	35,642,574	$35,642,574	$956,090
State Street Navigator Securities Lending Portfolio II	740,945,540	740,945,540	630,329,577	827,543,352	—	—	543,731,765	543,731,765	3,503,172
Total		$824,294,888	$1,683,566,760	$1,928,487,309	$—	$—		$579,374,339	$4,459,262
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.70%, 2/1/2027	$700,000	$689,864
3.25%, 2/1/2028	230,000	226,118
3.63%, 3/1/2048	197,000	140,494
3.75%, 2/1/2050	800,000	582,336
3.85%, 11/1/2048	734,000	540,686
3.90%, 5/1/2049	1,115,000	830,218
5.04%, 5/1/2027	136,000	137,389
5.15%, 5/1/2030	1,000,000	1,027,540
5.71%, 5/1/2040	721,000	736,812
5.81%, 5/1/2050	1,600,000	1,576,000
5.93%, 5/1/2060	800,000	784,728
6.30%, 5/1/2029	943,000	1,001,570
6.86%, 5/1/2054	447,000	501,650
7.01%, 5/1/2064	790,000	895,149
Embraer Netherlands Finance BV:
5.40%, 1/9/2038	115,000	113,058
5.98%, 2/11/2035	1,000,000	1,060,730
GE Capital Funding LLC 4.55%, 5/15/2032	499,000	504,120
General Dynamics Corp.:
2.85%, 6/1/2041	800,000	603,008
4.25%, 4/1/2040	100,000	91,690
General Electric Co.:
4.30%, 7/29/2030	500,000	504,165
4.90%, 1/29/2036	45,000	45,674
Series MTN, 5.88%, 1/14/2038	441,000	478,661
Series MTN, 6.75%, 3/15/2032	100,000	113,252
HEICO Corp. 5.35%, 8/1/2033	600,000	621,756
Hexcel Corp.:
4.20%, 2/15/2027	100,000	99,626
5.88%, 2/26/2035	330,000	345,612
Howmet Aerospace, Inc. 4.55%, 11/15/2032	235,000	236,072
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	420,000	398,924
4.40%, 6/15/2028	550,000	554,099
5.05%, 6/1/2029	86,000	88,337
5.40%, 7/31/2033	434,000	452,111
5.60%, 7/31/2053 (a)	185,000	183,718
6.15%, 12/15/2040	399,000	434,395
Lockheed Martin Corp.:
2.80%, 6/15/2050	100,000	63,370
3.80%, 3/1/2045	300,000	240,573
4.07%, 12/15/2042	280,000	239,414
4.09%, 9/15/2052	200,000	158,662
4.15%, 8/15/2028	490,000	493,126
4.15%, 6/15/2053	1,215,000	971,672
Security Description	Principal Amount	Value
4.30%, 6/15/2062	$105,000	$82,752
4.40%, 8/15/2030	500,000	504,860
4.70%, 5/15/2046	400,000	362,552
5.00%, 8/15/2035	340,000	346,582
5.20%, 2/15/2055 (a)	140,000	131,800
5.20%, 2/15/2064	395,000	366,244
5.25%, 1/15/2033	156,000	163,909
5.70%, 11/15/2054	200,000	201,788
5.72%, 6/1/2040 (a)	200,000	215,118
Northrop Grumman Corp.:
4.75%, 6/1/2043	209,000	192,502
4.90%, 6/1/2034	2,119,000	2,147,797
5.15%, 5/1/2040	145,000	144,197
5.25%, 5/1/2050	300,000	283,317
RTX Corp.:
2.38%, 3/15/2032	300,000	267,192
3.13%, 7/1/2050	388,000	261,209
4.15%, 5/15/2045	881,000	735,935
4.35%, 4/15/2047	305,000	258,152
4.50%, 6/1/2042	900,000	813,609
4.63%, 11/16/2048	119,000	103,675
4.70%, 12/15/2041	20,000	18,683
4.80%, 12/15/2043	895,000	820,921
4.88%, 10/15/2040	333,000	322,304
5.15%, 2/27/2033	376,000	389,262
5.38%, 2/27/2053	200,000	192,022
6.05%, 6/1/2036	79,000	86,066
6.10%, 3/15/2034	898,000	983,229
6.40%, 3/15/2054	700,000	770,476
7.50%, 9/15/2029	1,055,000	1,174,574
		31,107,106
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.40%, 5/6/2030	373,000	359,143
3.40%, 2/4/2041 (a)	320,000	247,373
3.70%, 2/4/2051	346,000	244,816
3.88%, 9/16/2046	920,000	691,978
4.25%, 8/9/2042	809,000	674,908
4.50%, 8/6/2030	250,000	251,710
4.50%, 5/2/2043	1,187,000	1,014,066
5.25%, 8/6/2035	95,000	96,153
5.80%, 2/14/2039	131,000	134,947
5.95%, 2/14/2049 (a)	106,000	106,054
6.88%, 11/1/2033	750,000	847,162
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,100,000	1,010,570
4.50%, 8/15/2033	50,000	50,024
5.94%, 10/1/2032	314,000	342,021
BAT Capital Corp.:
3.73%, 9/25/2040	789,000	639,200
4.63%, 3/22/2033	300,000	297,933
4.70%, 4/2/2027	428,000	430,709
4.76%, 9/6/2049	200,000	169,030
5.35%, 8/15/2032	132,000	137,151
6.00%, 2/20/2034	1,200,000	1,285,524

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 8/15/2055 (a)	$400,000	$413,012
6.42%, 8/2/2033 (a)	258,000	284,873
7.08%, 8/2/2043	3,046,000	3,421,937
BAT International Finance PLC 5.93%, 2/2/2029	265,000	278,110
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	180,000	165,321
4.55%, 8/4/2030	548,000	552,943
5.15%, 8/4/2035 (a)	250,000	254,035
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	100,000	105,099
Philip Morris International, Inc.:
2.10%, 5/1/2030	440,000	402,926
3.13%, 8/17/2027	1,000	989
3.38%, 8/15/2029	700,000	682,808
3.88%, 10/27/2028	150,000	149,810
3.88%, 8/21/2042	100,000	82,413
4.00%, 10/29/2030	250,000	247,598
4.13%, 4/28/2028	155,000	155,702
4.25%, 10/29/2032 (a)	250,000	245,953
4.38%, 11/1/2027	570,000	575,198
4.38%, 11/15/2041 (a)	210,000	186,740
4.50%, 3/20/2042	412,000	368,291
4.63%, 10/29/2035	155,000	151,661
4.88%, 2/15/2028	1,605,000	1,635,206
5.13%, 11/17/2027	770,000	786,740
5.13%, 2/15/2030	473,000	488,845
5.13%, 2/13/2031	165,000	170,955
5.25%, 2/13/2034	784,000	810,758
5.38%, 2/15/2033	968,000	1,013,118
5.50%, 9/7/2030	177,000	186,031
5.63%, 11/17/2029	100,000	105,144
5.63%, 9/7/2033	419,000	444,362
Reynolds American, Inc. 7.25%, 6/15/2037	306,000	353,528
		23,750,578
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	259,303	251,171
Series 2019-1, Class AA, 3.15%, 8/15/2033	99,622	93,728
Series 2016-2, Class AA, 3.20%, 12/15/2029	336,672	328,016
Series 2015-1, Class A, 3.38%, 11/1/2028	126,581	124,385
Series 2016-1, Class AA, 3.58%, 7/15/2029	904,229	891,434
Series 2015-2, Class AA, 3.60%, 3/22/2029	288,155	283,928
Series 2017-1, Class AA, 3.65%, 8/15/2030	103,469	101,249
Class A, 4.90%, 11/11/2039	285,000	282,874
Security Description	Principal Amount	Value
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	$36,221	$34,887
Delta Air Lines, Inc.:
4.95%, 7/10/2028	500,000	508,885
5.25%, 7/10/2030	1,100,000	1,130,899
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	469,625	444,669
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	92,913
4.38%, 11/15/2028	365,000	365,730
5.13%, 6/15/2027	300,000	303,738
5.25%, 11/15/2035	250,000	244,655
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	120,443	115,835
Series 2016-1, Class AA, 3.10%, 1/7/2030	41,029	39,957
Series 2018-1, Class AA, 3.50%, 9/1/2031	150,938	145,870
Series 2019-1, Class AA, 4.15%, 2/25/2033	95,169	93,312
Series 2024-1, Class AA, 5.45%, 8/15/2038	96,552	99,266
Series 2023-1, Class A, 5.80%, 7/15/2037	1,137,292	1,187,287
Series 2020-1, Class A, 5.88%, 4/15/2029	15,983	16,352
Series 2024-1, Class A, 5.88%, 8/15/2038	968,418	990,082
		8,171,122
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 3/27/2050	250,000	179,218
3.63%, 5/1/2043	107,000	86,065
3.88%, 11/1/2045 (a)	194,000	156,463
PVH Corp. 5.50%, 6/13/2030	250,000	254,210
Ralph Lauren Corp. 5.00%, 6/15/2032	350,000	359,761
Tapestry, Inc. 5.50%, 3/11/2035	500,000	511,600
		1,547,317
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
4.25%, 9/1/2028	250,000	251,385
Series GMTN, 4.50%, 9/4/2030	250,000	250,828
4.80%, 3/5/2030	150,000	153,111
Series GMTN, 5.05%, 7/10/2031	125,000	128,310

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 7/9/2032	$1,442,000	$1,481,323
5.65%, 11/15/2028	928,000	967,839
Cummins, Inc.:
2.60%, 9/1/2050	694,000	421,175
4.70%, 2/15/2031	450,000	459,481
5.30%, 5/9/2035	181,000	187,820
5.45%, 2/20/2054 (a)	568,000	559,207
Ford Motor Co.:
4.75%, 1/15/2043	500,000	395,440
7.40%, 11/1/2046	170,000	183,394
Ford Motor Credit Co. LLC:
2.90%, 2/10/2029	207,000	194,450
3.63%, 6/17/2031	135,000	123,653
4.00%, 11/13/2030	200,000	188,614
5.11%, 5/3/2029	748,000	749,444
5.30%, 9/6/2029	85,000	85,532
5.80%, 3/8/2029	1,070,000	1,093,401
5.85%, 5/17/2027	2,062,000	2,093,198
5.87%, 10/31/2035	250,000	246,960
5.88%, 11/7/2029	992,000	1,018,129
5.92%, 3/20/2028	200,000	204,616
6.05%, 3/5/2031	425,000	436,356
6.05%, 11/5/2031	900,000	921,645
6.50%, 2/7/2035	400,000	414,304
6.53%, 3/19/2032	115,000	120,215
6.80%, 5/12/2028	500,000	521,675
7.12%, 11/7/2033	810,000	870,256
7.20%, 6/10/2030 (a)	172,000	184,155
7.35%, 11/4/2027	893,000	932,140
7.35%, 3/6/2030	460,000	493,700
General Motors Co.:
5.20%, 4/1/2045	503,000	451,976
5.63%, 4/15/2030	972,000	1,012,542
5.95%, 4/1/2049 (a)	949,000	921,707
6.25%, 4/15/2035	481,000	510,076
6.60%, 4/1/2036	613,000	667,018
6.75%, 4/1/2046 (a)	711,000	760,784
6.80%, 10/1/2027	200,000	208,120
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	650,000	584,174
4.20%, 10/27/2028 (a)	285,000	285,467
5.00%, 4/9/2027	297,000	300,172
5.35%, 7/15/2027	1,000,000	1,017,690
5.35%, 1/7/2030	1,240,000	1,280,337
5.45%, 7/15/2030 (a)	1,220,000	1,267,055
5.63%, 4/4/2032	350,000	364,465
5.65%, 1/17/2029 (a)	631,000	653,552
5.80%, 6/23/2028	300,000	310,815
5.90%, 1/7/2035	70,000	72,897
6.00%, 1/9/2028	250,000	258,323
6.10%, 1/7/2034	1,523,000	1,613,695
6.40%, 1/9/2033 (a)	710,000	766,360
Honda Motor Co. Ltd.:
4.44%, 7/8/2028	173,000	174,510
Security Description	Principal Amount	Value
4.69%, 7/8/2030	$352,000	$356,115
5.34%, 7/8/2035	1,000,000	1,021,360
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,031,000	1,221,312
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	261,000	256,125
4.00%, 8/8/2028	425,000	427,669
Series R, 4.00%, 11/7/2028	115,000	115,489
4.55%, 5/8/2030	750,000	763,695
Series MTN, 4.95%, 8/10/2028	100,000	102,805
Toyota Motor Corp.:
4.19%, 6/30/2027 (a)	30,000	30,176
4.45%, 6/30/2030	50,000	50,551
5.12%, 7/13/2033	467,000	484,961
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	79,000	75,811
Series MTN, 1.65%, 1/10/2031	426,000	376,286
Series MTN, 2.40%, 1/13/2032	34,000	30,444
Series MTN, 3.05%, 3/22/2027 (a)	300,000	297,423
3.65%, 1/8/2029	1,050,000	1,039,458
4.05%, 9/5/2028	645,000	648,122
Series MTN, 4.35%, 10/8/2027	1,900,000	1,918,810
Series MTN, 4.55%, 9/20/2027	150,000	151,844
4.60%, 1/8/2027	200,000	201,696
4.65%, 9/3/2032	1,150,000	1,160,327
4.95%, 1/9/2030	540,000	556,249
Series B, 5.00%, 3/19/2027	90,000	91,297
5.10%, 3/21/2031	200,000	207,604
5.35%, 1/9/2035	100,000	104,679
		41,503,799
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	549,000	352,930
4.15%, 5/1/2052	155,000	119,291
5.40%, 3/15/2049 (a)	300,000	276,078
5.75%, 9/13/2054	220,000	212,315
BorgWarner, Inc. 4.38%, 3/15/2045	300,000	251,268
Lear Corp. 5.25%, 5/15/2049 (a)	881,000	795,772
Magna International, Inc.:
2.45%, 6/15/2030 (a)	250,000	232,138
5.50%, 3/21/2033	537,000	562,427
5.88%, 6/1/2035	190,000	201,328
		3,003,547

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 21.2%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	$100,000	$103,891
Australia & New Zealand Banking Group Ltd.:
Series A, 3.92%, 12/8/2028	310,000	310,998
Series A, 4.36%, 6/18/2028	738,000	747,631
4.75%, 1/18/2027	215,000	217,055
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,100,000	1,172,226
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	640,000	744,634
Banco Santander SA:
3.80%, 2/23/2028	1,080,000	1,071,533
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	1,750,000	1,750,962
4.38%, 4/12/2028	1,950,000	1,960,101
4.55%, 11/6/2030	200,000	200,288
5.13%, 11/6/2035	200,000	200,458
5.29%, 8/18/2027	800,000	814,760
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	200,000	203,284
6.03%, 1/17/2035 (a)	400,000	429,020
6.35%, 3/14/2034 (a)	800,000	862,256
6.92%, 8/8/2033	450,000	498,856
6.94%, 11/7/2033	478,000	547,291
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	1,251,000	1,123,723
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	800,000	715,344
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,165,000	2,781,149
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	855,000	796,356
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	250,000	229,295
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	1,802,000	1,647,208
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	502,000	396,083
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	3,224,000	3,186,311
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	5,423,000	5,386,069
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	400,000	398,172
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	900,000	897,768
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	$3,310,000	$3,303,876
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	201,000	161,407
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	1,670,000	1,676,396
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	300,000	260,304
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,601,000	1,597,462
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,560,000	1,580,280
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	1,000,000	1,014,000
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	306,000	311,661
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,295,000	1,326,533
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	1,465,000	1,510,752
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	100,000	102,279
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (c)	1,136,000	1,181,951
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,802,000	1,877,017
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	500,000	522,225
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	100,000	104,276
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	250,000	260,660
6.11%, 1/29/2037	1,361,000	1,467,607
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	808,000	839,504
7.75%, 5/14/2038	1,650,000	2,007,192
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	400,000	394,316
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	490,000	440,848
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	205,000	205,072
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	150,000	149,747
5.37%, 6/4/2027 (a)	242,000	247,005
5.51%, 6/4/2031	1,211,000	1,274,033
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	952,000	967,660

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	$120,000	$119,392
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	689,000	679,416
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	185,000	186,382
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	799,000	808,852
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (c)	568,000	576,537
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	517,000	527,019
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	300,000	310,872
SOFR + 1.35%, 5.32%, 6/6/2036 (a) (c)	70,000	72,555
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	304,000	319,164
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	1,102,000	1,139,126
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	1,316,000	1,419,188
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	538,000	571,152
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (c)	509,000	569,199
Bank of Nova Scotia:
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	963,000	962,942
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	500,000	498,210
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	260,000	261,459
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	1,335,000	1,301,291
4.85%, 2/1/2030	300,000	307,104
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	360,000	366,948
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	140,000	144,182
5.65%, 2/1/2034	643,000	682,943
Barclays PLC:
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	706,000	666,245
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	600,000	481,854
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	225,000	226,220
4.84%, 5/9/2028	270,000	272,079
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	289,000	294,520
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	$720,000	$731,873
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	290,000	294,863
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	613,000	624,463
SOFR + 1.91%, 5.34%, 9/10/2035 (a) (c)	200,000	203,238
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	532,000	543,417
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	200,000	203,588
SOFR + 1.59%, 5.79%, 2/25/2036 (a) (c)	200,000	209,404
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	655,000	671,447
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	175,000	188,326
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	100,000	110,668
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	2,375,000	2,659,169
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	1,303,000	1,377,232
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	1,200,000	1,372,524
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	789,000	751,933
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	600,000	602,298
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	500,000	503,930
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	705,000	716,668
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	306,000	315,737
6.09%, 10/3/2033 (a)	1,005,000	1,091,912
Citibank NA 4.58%, 5/29/2027	1,180,000	1,192,260
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	600,000	544,596
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,153,000	1,068,381
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	163,000	152,623
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,521,000	1,392,764
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	456,000	450,824
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	679,000	673,086

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	$1,564,000	$1,554,381
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	1,492,000	1,421,682
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	1,379,000	1,376,366
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	103,000	102,071
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	240,000	239,777
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	330,000	330,891
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	389,000	391,941
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	1,412,000	1,423,409
4.65%, 7/30/2045	600,000	539,826
4.65%, 7/23/2048	522,000	461,072
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	2,800,000	2,832,256
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	1,200,000	1,225,200
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	1,500,000	1,534,290
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,500,000	1,510,500
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	1,560,000	1,599,390
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	700,000	697,760
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	1,100,000	1,144,176
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	623,000	653,596
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	791,000	842,059
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	2,370,000	2,580,574
8.13%, 7/15/2039	407,000	522,254
Citizens Financial Group, Inc.:
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	527,000	535,753
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	663,000	695,898
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	503,000	524,725
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	358,000	393,592
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	826,000	832,269
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (c)	325,000	339,112
Security Description	Principal Amount	Value
Commonwealth Bank of Australia Series MTN, 4.15%, 10/1/2030	$200,000	$200,344
Cooperatieve Rabobank UA:
3.96%, 10/17/2028	770,000	773,003
5.04%, 3/5/2027 (a)	100,000	101,432
5.25%, 5/24/2041	1,147,000	1,151,875
Deutsche Bank AG:
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	460,000	437,971
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	700,000	650,006
SOFR + 1.10%, 4.47%, 12/10/2031 (a) (c)	750,000	747,300
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	160,000	160,683
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	1,000,000	1,010,720
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	180,000	182,880
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	697,000	729,606
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	150,000	159,896
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	500,000	549,715
Fifth Third Bancorp:
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	600,000	586,542
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	200,000	208,150
8.25%, 3/1/2038	541,000	664,618
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	244,000	246,257
First Citizens BancShares, Inc.:
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	200,000	199,770
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (a) (c)	300,000	305,970
First Horizon Bank 5.75%, 5/1/2030 (a)	100,000	103,340
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	300,000	310,755
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	253,000	258,273
Goldman Sachs Capital I 6.35%, 2/15/2034	500,000	532,195
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,110,000	985,713
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	719,000	644,080

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	$833,000	$759,613
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	255,000	251,032
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,151,000	1,038,674
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	2,128,000	1,958,930
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,159,000	893,218
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	1,558,000	1,549,026
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	1,031,000	1,025,752
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	5,460,000	5,427,404
3.85%, 1/26/2027	72,000	71,947
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	959,000	862,323
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	625,000	624,812
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,613,000	1,615,984
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	500,000	498,960
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	1,800,000	1,661,850
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	550,000	553,707
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	300,000	303,423
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	315,000	312,764
5.15%, 5/22/2045	1,000	936
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	392,000	404,838
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	13,000	13,501
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,117,000	1,118,039
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	653,000	682,150
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	2,120,000	2,147,666
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	1,091,000	1,160,377
6.25%, 2/1/2041	349,000	382,354
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	795,000	843,503
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	424,000	472,298
HSBC Bank USA NA 5.63%, 8/15/2035	730,000	760,463
Security Description	Principal Amount	Value
HSBC Holdings PLC:
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	$731,000	$664,932
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	839,000	766,745
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,100,000	1,962,765
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	1,300,000	1,179,841
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	651,000	643,019
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	1,000,000	998,660
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,110,000	1,120,045
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	435,000	436,135
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	1,200,000	1,210,092
SOFR + 2.53%, 4.76%, 3/29/2033 (a) (c)	400,000	398,440
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	400,000	407,424
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	375,000	375,780
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	920,000	935,364
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	155,000	159,689
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	167,000	173,015
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	400,000	412,840
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	918,000	935,497
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	324,000	341,703
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,069,000	1,126,769
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	200,000	205,732
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (c)	1,600,000	1,670,704
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	476,000	495,492
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	200,000	217,502
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,049,000	1,149,211
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	850,000	898,552
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	1,000,000	1,141,410
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	586,335

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	$516,000	$447,465
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	300,000	303,246
SOFR + 1.87%, 5.71%, 2/2/2035 (a) (c)	420,000	439,106
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	975,000	1,016,671
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	300,000	300,030
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	516,000	506,650
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	200,000	202,926
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	550,000	567,490
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	1,000,000	1,040,390
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (c)	751,000	811,613
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	200,000	177,610
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	600,000	535,026
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	1,802,000	1,720,045
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	400,000	390,020
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	587,000	546,720
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	656,000	591,797
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	455,000	415,934
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	150,000	142,298
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	1,900,000	1,877,238
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	570,000	538,097
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	815,000	747,485
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	450,000	353,453
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	750,000	509,872
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	1,256,000	1,243,804
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	$3,757,000	$3,736,036
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	499,000	491,500
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	750,000	748,230
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	1,150,000	1,032,389
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	638,000	637,388
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	415,000	413,618
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	2,500,000	2,509,800
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	1,357,000	1,363,731
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	429,000	434,937
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	559,000	555,411
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	514,000	520,538
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	309,000	314,911
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	789,000	803,502
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	1,000,000	1,009,560
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	2,445,000	2,480,477
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	650,000	656,675
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	250,000	258,418
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	700,000	722,624
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	1,363,000	1,402,963
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,250,000	1,296,225
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,654,000	1,719,928
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	1,520,000	1,590,057
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	150,000	152,102
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	1,226,000	1,287,300
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	2,460,000	2,549,396
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,233,000	1,306,684

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	$1,168,000	$1,243,558
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	783,000	824,750
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	500,000	548,690
8.00%, 4/29/2027	500,000	527,060
KeyBank NA:
4.90%, 8/8/2032	1,368,000	1,365,250
5.00%, 1/26/2033	485,000	489,719
KeyCorp:
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	60,000	59,963
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	478,000	519,161
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	200,000	148,128
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	800,000	793,392
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	199,280
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	250,000	249,253
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	943,000	958,503
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	500,000	494,635
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	1,700,000	1,727,625
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	215,000	219,051
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	300,000	304,071
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	1,500,000	1,578,855
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (a) (c)	20,000	20,926
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	350,000	408,212
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	437,000	439,600
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	250,000	256,480
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	310,000	313,218
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	50,000	53,187
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,238,000	1,222,451
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	345,000	348,046
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	$606,000	$540,116
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	1,060,000	1,041,249
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	500,000	448,085
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	415,000	376,214
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (c)	424,000	416,588
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	280,000	281,366
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	200,000	206,124
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	255,000	259,146
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	460,000	473,984
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	400,000	410,268
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	850,000	873,749
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (c)	1,401,000	1,456,872
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,055,000	1,102,802
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	191,000	200,065
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	100,000	92,710
3.66%, 2/28/2027	110,000	109,682
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	388,000	389,071
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	500,000	506,200
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	1,000,000	1,028,410
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	226,000	232,154
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (c)	200,000	206,818
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	414,000	423,915
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	850,000	880,234
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	424,000	449,152
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	267,000	282,566
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	1,000,000	1,039,490

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	$500,000	$438,710
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	451,000	400,502
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	500,000	491,990
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	625,000	560,550
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	200,000	187,680
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	2,725,000	2,487,107
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	2,053,000	2,041,195
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	270,000	269,768
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	1,500,000	1,503,030
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	145,000	144,546
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	200,000	201,120
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	190,000	188,469
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	1,130,000	1,152,498
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	450,000	459,283
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	845,000	864,072
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	564,000	581,428
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	2,400,000	2,469,288
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	400,000	406,756
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	890,000	916,335
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	400,000	416,052
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	317,000	327,144
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	1,219,000	1,266,334
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	635,000	628,098
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	2,595,000	2,713,228
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	860,000	876,994
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	517,000	538,673
Security Description	Principal Amount	Value
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	$1,120,000	$1,177,501
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	239,000	254,007
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	520,000	547,492
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	858,000	904,358
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	1,788,000	1,856,820
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,505,000	1,649,345
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	424,000	449,321
SOFR + 2.05%, 6.63%, 11/1/2034 (a) (c)	962,000	1,075,035
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	2,319,000	2,340,149
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	1,348,000	1,373,221
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	1,819,000	1,854,852
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	515,000	516,463
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	1,020,000	1,026,865
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	364,000	368,943
National Australia Bank Ltd.:
4.31%, 6/13/2028	595,000	601,093
4.50%, 10/26/2027 (a)	481,000	487,215
4.90%, 6/13/2028	250,000	255,958
National Bank of Canada:
4.50%, 10/10/2029	125,000	126,325
SOFR + 0.80%, 4.95%, 2/1/2028 (c)	488,000	492,778
NatWest Group PLC:
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	742,000	744,894
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	1,780,000	1,809,655
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	800,000	817,776
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	205,220
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	200,000	205,064
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	100,000	101,746
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	660,000	698,227

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	$400,000	$428,980
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,219,000	1,201,897
4.15%, 11/19/2030	145,000	145,173
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	145,000	145,294
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	100,000	94,134
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	428,000	424,858
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	255,000	259,585
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	900,000	920,781
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	185,000	190,528
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	100,000	103,518
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	1,150,000	1,192,504
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	430,000	453,328
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	400,000	429,348
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	1,656,000	1,789,126
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	1,840,000	2,081,629
Regions Bank 6.45%, 6/26/2037	900,000	974,052
Royal Bank of Canada:
3.63%, 5/4/2027	100,000	99,882
3.88%, 5/4/2032	200,000	194,094
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	1,125,000	1,126,282
SOFR + 0.98%, 4.31%, 11/3/2031 (c)	1,000,000	995,170
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	200,000	201,868
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	968,000	976,964
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	556,000	563,595
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	425,000	428,570
Series GMTN, 4.90%, 1/12/2028	183,000	186,720
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	900,000	916,236
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	$550,000	$563,216
Series GMTN, 5.00%, 2/1/2033	363,000	373,447
Series MTN, 6.00%, 11/1/2027	536,000	556,411
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	100,000	98,296
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	263,000	268,944
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	603,000	616,296
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	386,000	402,204
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	1,002,000	1,044,385
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	1,485,000	1,552,404
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	255,000	285,534
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	532,000	522,791
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	229,000	210,192
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	270,000	268,272
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	200,000	200,124
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	650,000	657,228
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	175,000	173,985
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	325,000	339,599
Simmons First National Corp. 3 mo. USD Term SOFR + 3.02%, 6.25%, 10/1/2035 (c)	160,000	161,480
Southstate Bank Corp. SOFR + 3.19%, 7.00%, 6/13/2035 (c)	600,000	628,872
Sumitomo Mitsui Financial Group, Inc.:
2.13%, 7/8/2030	100,000	91,059
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	1,000,000	1,010,160
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	1,229,000	1,250,446
SOFR + 1.50%, 5.25%, 7/8/2036 (a) (c)	1,000,000	1,024,320
5.45%, 1/15/2032	1,815,000	1,895,858
5.63%, 1/15/2035	264,000	279,542

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.71%, 1/13/2030	$300,000	$315,513
5.72%, 9/14/2028	450,000	468,729
5.77%, 1/13/2033	270,000	287,423
5.80%, 7/13/2028	750,000	781,732
SOFR + 1.78%, 5.80%, 7/8/2046 (a) (c)	600,000	608,082
5.81%, 9/14/2033	244,000	261,051
Synovus Bank 5.63%, 2/15/2028	1,027,000	1,047,982
Toronto-Dominion Bank:
Series MTN, 3.20%, 3/10/2032	200,000	186,290
4.11%, 10/13/2028	500,000	501,015
4.46%, 6/8/2032 (a)	226,000	225,605
Series MTN, 4.69%, 9/15/2027	30,000	30,380
Series MTN, 4.81%, 6/3/2030	587,000	599,069
4.86%, 1/31/2028	593,000	602,921
4.93%, 10/15/2035	500,000	499,975
Series GMTN, 4.98%, 4/5/2027	324,000	328,147
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	600,000	608,850
5.16%, 1/10/2028	419,000	428,729
5.30%, 1/30/2032	327,000	341,431
Series MTN, 5.52%, 7/17/2028	1,050,000	1,088,440
Truist Bank:
2.25%, 3/11/2030	550,000	504,080
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	350,000	349,580
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	310,000	311,742
Truist Financial Corp.:
Series MTN, 3.88%, 3/19/2029	425,000	419,705
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (a) (c)	400,000	402,588
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (c)	350,000	346,297
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	300,000	308,127
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	676,000	688,567
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	600,000	620,064
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	645,000	678,991
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	689,000	732,469
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	121,000	130,676
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	400,000	431,396
Security Description	Principal Amount	Value
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	$350,000	$343,718
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,993,000	1,740,985
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	500,000	504,045
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	927,000	938,467
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	549,000	554,221
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	190,000	196,720
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	739,000	780,303
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	471,000	489,581
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	152,000	162,064
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	2,201,000	2,356,259
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	385,000	388,800
UBS Group AG 4.88%, 5/15/2045 (a)	750,000	692,647
Webster Financial Corp.:
4.10%, 3/25/2029	300,000	295,098
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	155,000	154,950
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	195,000	190,519
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,588,000	1,481,064
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	1,505,000	1,495,052
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,567,000	1,556,548
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	147,000	146,846
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	402,000	345,949
Series MTN, 4.65%, 11/4/2044	714,000	625,814
Series MTN, 4.75%, 12/7/2046	738,000	648,363
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	714,000	721,847
SOFR + 1.34%, 4.89%, 9/15/2036 (a) (c)	330,000	328,944
Series GMTN, 4.90%, 11/17/2045	788,000	709,657
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	705,000	716,146

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (a) (c)	$790,000	$796,826
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	1,585,000	1,614,576
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,600,000	1,464,608
5.38%, 11/2/2043	1,500,000	1,453,305
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	2,000,000	2,078,740
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	2,000,000	2,085,080
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	2,685,000	2,817,558
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,306,000	1,351,410
5.61%, 1/15/2044	1,198,000	1,186,499
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	1,350,000	1,377,769
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	600,000	634,110
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	2,195,000	2,430,787
Westpac Banking Corp.:
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,247,000	1,128,959
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	1,857,000	1,676,240
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	700,000	688,891
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	374,000	386,278
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	600,000	619,878
6.82%, 11/17/2033	539,000	602,543
Wintrust Financial Corp. 4.85%, 6/6/2029	243,000	241,824
Zions Bancorp NA:
3.25%, 10/29/2029	900,000	847,188
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	575,000	611,334
		382,528,501
BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	4,290,000	3,971,768
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	708,000	609,425
4.75%, 1/23/2029	180,000	183,699
4.75%, 4/15/2058	137,000	119,260
4.95%, 1/15/2042	250,000	239,515
5.55%, 1/23/2049	625,000	624,450
5.80%, 1/23/2059	820,000	836,367
Security Description	Principal Amount	Value
8.00%, 11/15/2039	$1,175,000	$1,492,274
8.20%, 1/15/2039	565,000	729,059
Coca-Cola Co.:
1.45%, 6/1/2027	429,000	416,276
1.65%, 6/1/2030	390,000	353,102
2.13%, 9/6/2029	114,000	107,345
2.25%, 1/5/2032 (a)	515,000	465,467
2.50%, 3/15/2051	200,000	120,156
2.60%, 6/1/2050	629,000	389,798
3.00%, 3/5/2051	140,000	93,495
3.38%, 3/25/2027	350,000	348,933
3.45%, 3/25/2030	956,000	937,855
4.20%, 3/25/2050	110,000	92,261
5.00%, 5/13/2034	110,000	114,650
5.20%, 1/14/2055	300,000	289,560
5.40%, 5/13/2064	1,299,000	1,264,109
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	225,000	189,617
2.75%, 1/22/2030	120,000	113,402
Constellation Brands, Inc.:
4.10%, 2/15/2048	900,000	706,968
4.75%, 5/9/2032 (a)	41,000	41,178
4.80%, 5/1/2030 (a)	98,000	99,616
4.90%, 5/1/2033	611,000	613,719
4.95%, 11/1/2035 (a)	335,000	331,459
5.25%, 11/15/2048	200,000	184,906
Diageo Capital PLC:
2.13%, 4/29/2032	387,000	336,872
5.50%, 1/24/2033	450,000	474,278
5.63%, 10/5/2033	1,095,000	1,165,025
Keurig Dr. Pepper, Inc.:
3.20%, 5/1/2030	581,000	551,874
4.05%, 4/15/2032	365,000	351,130
4.35%, 5/15/2028	150,000	150,420
4.42%, 12/15/2046	120,000	97,920
4.60%, 5/25/2028	1,794,000	1,807,975
4.60%, 5/15/2030	160,000	160,872
5.05%, 3/15/2029	453,000	462,780
5.15%, 5/15/2035	92,000	92,286
Series 10, 5.20%, 3/15/2031	477,000	490,141
Molson Coors Beverage Co.:
4.20%, 7/15/2046	300,000	240,981
5.00%, 5/1/2042	275,000	254,056
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	270,000	274,363
4.65%, 2/16/2027	1,325,000	1,337,336
PepsiCo, Inc.:
2.88%, 10/15/2049	200,000	131,634
3.00%, 10/15/2027	100,000	99,001
3.45%, 10/6/2046	800,000	603,296
3.60%, 2/18/2028	119,000	118,733
4.00%, 3/5/2042	46,000	39,572
4.30%, 7/23/2030 (a)	405,000	409,131

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 2/7/2028	$150,000	$152,109
4.45%, 2/15/2033 (a)	850,000	864,552
4.65%, 7/23/2032	1,795,000	1,829,554
4.88%, 11/1/2040	100,000	97,501
5.00%, 7/23/2035	110,000	112,390
5.25%, 7/17/2054 (a)	525,000	508,599
7.00%, 3/1/2029	1,000,000	1,090,380
		30,384,450
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
2.20%, 2/21/2027	500,000	490,505
2.30%, 2/25/2031	139,000	126,062
2.45%, 2/21/2030	443,000	413,288
3.00%, 2/22/2029	50,000	48,453
3.15%, 2/21/2040	164,000	129,324
3.35%, 2/22/2032	100,000	94,193
4.20%, 2/22/2052	1,067,000	846,718
4.40%, 5/1/2045	100,000	85,666
4.88%, 3/1/2053	150,000	131,994
5.15%, 3/2/2028	1,800,000	1,841,796
5.25%, 3/2/2030	273,000	283,218
5.25%, 3/2/2033	1,900,000	1,968,134
5.60%, 3/2/2043	859,000	863,767
5.65%, 6/15/2042	200,000	202,826
5.65%, 3/2/2053	800,000	784,712
5.75%, 3/15/2040	165,000	171,909
5.75%, 3/2/2063	980,000	957,176
6.40%, 2/1/2039	2,000,000	2,213,520
Biogen, Inc.:
2.25%, 5/1/2030	150,000	137,795
3.25%, 2/15/2051 (a)	50,000	32,909
5.20%, 9/15/2045	310,000	285,581
5.75%, 5/15/2035 (a)	60,000	63,191
6.45%, 5/15/2055	638,000	671,316
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	447,000	442,986
3.70%, 3/15/2032	612,000	577,587
Gilead Sciences, Inc.:
4.15%, 3/1/2047 (a)	150,000	124,485
4.75%, 3/1/2046	511,000	463,635
4.80%, 11/15/2029	864,000	888,183
4.80%, 4/1/2044	300,000	276,960
5.25%, 10/15/2033	1,900,000	1,996,577
5.50%, 11/15/2054 (a)	200,000	197,546
5.55%, 10/15/2053	200,000	198,854
5.60%, 11/15/2064 (a)	200,000	198,500
Illumina, Inc.:
2.55%, 3/23/2031	330,000	299,178
4.75%, 12/12/2030	350,000	353,479
5.75%, 12/13/2027	210,000	216,197
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	160,000	142,648
2.80%, 9/15/2050	700,000	428,736
Security Description	Principal Amount	Value
Royalty Pharma PLC:
2.20%, 9/2/2030	$450,000	$408,109
3.55%, 9/2/2050	800,000	552,824
5.20%, 9/25/2035	42,000	42,239
5.40%, 9/2/2034	100,000	102,447
5.90%, 9/2/2054	244,000	240,838
5.95%, 9/25/2055	125,000	124,174
		21,120,235
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	224,000	205,988
4.75%, 2/8/2031	200,000	205,282
4.80%, 3/3/2033 (a)	652,000	663,886
4.85%, 2/8/2034 (a)	314,000	319,209
Albemarle Corp.:
5.05%, 6/1/2032 (a)	1,000,000	1,007,140
5.45%, 12/1/2044 (a)	225,000	205,522
5.65%, 6/1/2052	217,000	195,973
Cabot Corp. 4.00%, 7/1/2029	140,000	138,527
CF Industries, Inc.:
5.15%, 3/15/2034 (a)	531,000	533,506
5.30%, 11/26/2035	250,000	249,370
Dow Chemical Co.:
3.60%, 11/15/2050	100,000	64,605
4.38%, 11/15/2042	1,252,000	992,298
4.63%, 10/1/2044	539,000	434,784
4.80%, 11/30/2028	100,000	101,487
4.80%, 1/15/2031	250,000	248,545
5.15%, 2/15/2034 (a)	200,000	198,732
5.25%, 11/15/2041	300,000	271,524
5.65%, 3/15/2036 (a)	155,000	154,428
5.95%, 3/15/2055 (a)	200,000	181,772
6.30%, 3/15/2033 (a)	300,000	318,006
9.40%, 5/15/2039	209,000	269,595
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (a)	1,100,000	1,117,292
Eastman Chemical Co.:
4.50%, 12/1/2028	1,040,000	1,049,142
4.65%, 10/15/2044	35,000	29,717
4.80%, 9/1/2042 (a)	100,000	88,599
5.63%, 2/20/2034 (a)	800,000	825,800
5.75%, 3/8/2033	350,000	367,258
Ecolab, Inc.:
2.13%, 8/15/2050	100,000	55,606
4.30%, 6/15/2028	700,000	707,126
5.00%, 9/1/2035	190,000	193,724
EIDP, Inc. 4.80%, 5/15/2033	1,344,000	1,342,683
Linde, Inc. 1.10%, 8/10/2030	100,000	87,798
Lubrizol Corp. 6.50%, 10/1/2034	1,200,000	1,353,708
LYB International Finance BV 5.25%, 7/15/2043 (a)	424,000	366,412

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC:
3.38%, 10/1/2040	$525,000	$381,318
3.80%, 10/1/2060	300,000	187,287
5.13%, 1/15/2031	50,000	50,207
5.50%, 3/1/2034 (a)	1,080,000	1,068,379
5.63%, 5/15/2033 (a)	310,000	314,669
5.88%, 1/15/2036	250,000	248,933
6.15%, 5/15/2035 (a)	945,000	970,042
Mosaic Co.:
4.05%, 11/15/2027	40,000	40,002
4.35%, 1/15/2029	105,000	105,281
4.60%, 11/15/2030	125,000	125,301
5.38%, 11/15/2028	220,000	226,800
5.45%, 11/15/2033 (a)	124,000	127,416
Nutrien Ltd.:
4.90%, 3/27/2028	346,000	352,142
5.20%, 6/21/2027	35,000	35,582
6.13%, 1/15/2041	1,641,000	1,710,939
PPG Industries, Inc.:
3.75%, 3/15/2028	21,000	20,956
4.38%, 3/15/2031	355,000	354,730
RPM International, Inc.:
2.95%, 1/15/2032	552,000	499,803
3.75%, 3/15/2027	365,000	363,332
Sherwin-Williams Co.:
3.45%, 6/1/2027	44,000	43,683
4.30%, 8/15/2028	1,757,000	1,768,965
4.50%, 8/15/2030 (a)	764,000	770,960
Westlake Corp.:
3.13%, 8/15/2051	125,000	75,549
3.38%, 8/15/2061	200,000	117,742
5.00%, 8/15/2046 (a)	450,000	387,432
5.55%, 11/15/2035	125,000	125,116
6.38%, 11/15/2055	250,000	246,248
		25,263,858
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	300,000	265,341
4.75%, 5/8/2032	774,000	793,482
Block Financial LLC:
2.50%, 7/15/2028	100,000	95,418
5.38%, 9/15/2032	115,000	115,759
California Endowment Series 2021, 2.50%, 4/1/2051	122,000	72,131
California Institute of Technology 4.70%, 11/1/2111	550,000	445,879
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	100,000	90,936
Security Description	Principal Amount	Value
Claremont Mckenna College 3.78%, 1/1/2122	$400,000	$260,448
Cornell University:
Series 2025, 4.17%, 6/15/2030	180,000	180,715
Series 2025, 4.73%, 6/15/2035	150,000	150,534
4.84%, 6/15/2034 (a)	335,000	340,661
Emory University Series 2020, 2.97%, 9/1/2050	15,000	9,921
Equifax, Inc. 5.10%, 6/1/2028	269,000	274,910
George Washington University Series 2014, 4.30%, 9/15/2044	182,000	155,089
Georgetown University Series A, 5.22%, 10/1/2118	153,000	134,386
Global Payments, Inc.:
2.90%, 11/15/2031	510,000	457,016
4.50%, 11/15/2028	115,000	115,235
4.88%, 11/15/2030	500,000	500,465
5.20%, 11/15/2032	125,000	124,976
5.30%, 8/15/2029	139,000	142,241
5.40%, 8/15/2032 (a)	1,270,000	1,291,349
5.55%, 11/15/2035	500,000	497,290
5.95%, 8/15/2052 (a)	200,000	191,328
GXO Logistics, Inc. 6.25%, 5/6/2029	250,000	263,443
Johns Hopkins University Series A, 4.71%, 7/1/2032	400,000	406,536
Leland Stanford Junior University:
3.65%, 5/1/2048	25,000	19,718
Series 2025, 4.15%, 8/1/2030	215,000	216,221
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	274,000	190,290
4.68%, 7/1/2114	250,000	208,423
5.60%, 7/1/2111	320,000	319,434
Moody's Corp.:
2.00%, 8/19/2031 (a)	26,000	23,104
4.25%, 2/1/2029	50,000	50,316
4.88%, 12/17/2048	1,200,000	1,077,996
PayPal Holdings, Inc.:
2.30%, 6/1/2030	200,000	185,306
2.85%, 10/1/2029	863,000	827,039
5.05%, 6/1/2052	200,000	181,550
5.15%, 6/1/2034 (a)	395,000	404,792
5.25%, 6/1/2062	100,000	91,845
5.50%, 6/1/2054 (a)	133,000	129,357
President & Fellows of Harvard College:
4.89%, 3/15/2030 (a)	850,000	877,446
5.26%, 3/15/2036	100,000	105,012

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Quanta Services, Inc.:
2.90%, 10/1/2030	$100,000	$93,685
3.05%, 10/1/2041	83,000	61,515
4.30%, 8/9/2028	100,000	100,529
4.50%, 1/15/2031	290,000	290,287
5.10%, 8/9/2035	150,000	150,458
5.25%, 8/9/2034	100,000	102,710
RELX Capital, Inc. 4.75%, 3/27/2030	400,000	407,788
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	100,000	87,936
2.90%, 3/1/2032	800,000	737,888
2.95%, 1/22/2027	670,000	663,722
4.25%, 1/15/2031 (b)	245,000	245,076
4.80%, 12/4/2035 (b)	175,000	174,577
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	118,000	107,043
Trustees of Princeton University 4.20%, 3/1/2052	100,000	83,231
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	500,000	318,940
UL Solutions, Inc. 6.50%, 10/20/2028	400,000	422,548
University of Chicago:
Series C, 2.55%, 4/1/2050	300,000	196,383
Series 20B, 2.76%, 4/1/2045	125,000	99,441
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	100,000	77,914
University of Southern California:
2.81%, 10/1/2050	40,000	25,468
3.03%, 10/1/2039	100,000	83,324
Series 2017, 3.84%, 10/1/2047	100,000	80,105
Washington University 4.35%, 4/15/2122	200,000	151,206
William Marsh Rice University 3.57%, 5/15/2045	150,000	118,980
Yale University Series 2025, 4.70%, 4/15/2032	750,000	772,320
		17,936,412
COMPUTERS — 1.6%
Amdocs Ltd. 2.54%, 6/15/2030	349,000	320,047
Apple, Inc.:
1.20%, 2/8/2028	600,000	570,594
1.65%, 5/11/2030	648,000	589,486
1.65%, 2/8/2031	1,280,000	1,142,080
Security Description	Principal Amount	Value
1.70%, 8/5/2031	$200,000	$177,192
2.20%, 9/11/2029	695,000	655,635
2.40%, 8/20/2050	251,000	149,327
2.65%, 5/11/2050	545,000	341,192
2.65%, 2/8/2051	840,000	520,279
2.70%, 8/5/2051	700,000	437,045
2.80%, 2/8/2061	291,000	170,721
2.85%, 8/5/2061	339,000	200,376
2.90%, 9/12/2027	1,008,000	995,844
2.95%, 9/11/2049	786,000	526,298
3.00%, 11/13/2027	111,000	109,975
3.20%, 5/11/2027 (a)	1,163,000	1,156,894
3.35%, 2/9/2027	476,000	474,653
3.75%, 9/12/2047	444,000	350,680
3.75%, 11/13/2047	400,000	316,648
3.85%, 5/4/2043	793,000	669,641
3.85%, 8/4/2046	420,000	341,069
3.95%, 8/8/2052	1,350,000	1,071,441
4.10%, 8/8/2062	1,183,000	929,258
4.25%, 2/9/2047	200,000	171,394
4.65%, 2/23/2046	1,250,000	1,148,325
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	400,000	412,832
5.75%, 2/1/2033	440,000	463,760
6.20%, 7/15/2030	500,000	533,780
8.10%, 7/15/2036	461,000	558,336
8.35%, 7/15/2046	400,000	507,900
Dell, Inc. 7.10%, 4/15/2028	360,000	382,374
DXC Technology Co. 2.38%, 9/15/2028 (a)	787,000	742,094
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045 (a)	473,000	485,747
HP, Inc.:
5.50%, 1/15/2033 (a)	2,000,000	2,063,820
6.00%, 9/15/2041 (a)	731,000	739,377
International Business Machines Corp.:
1.70%, 5/15/2027	827,000	803,819
1.95%, 5/15/2030	620,000	565,105
2.20%, 2/9/2027	655,000	643,112
2.72%, 2/9/2032	800,000	724,808
2.85%, 5/15/2040	200,000	150,840
2.95%, 5/15/2050	50,000	31,954
3.30%, 1/27/2027	237,000	235,509
3.43%, 2/9/2052	50,000	34,283
3.50%, 5/15/2029	564,000	552,788
4.25%, 5/15/2049	700,000	565,215
4.70%, 2/19/2046	150,000	132,810
4.75%, 2/6/2033	100,000	101,513
4.90%, 7/27/2052	200,000	175,950
5.88%, 11/29/2032	486,000	524,093
6.22%, 8/1/2027	840,000	871,147
7.13%, 12/1/2096 (a)	474,000	563,221

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kyndryl Holdings, Inc.:
3.15%, 10/15/2031	$250,000	$228,232
4.10%, 10/15/2041	200,000	158,536
Leidos, Inc.:
2.30%, 2/15/2031	250,000	224,705
4.38%, 5/15/2030 (a)	337,000	336,559
NetApp, Inc. 2.70%, 6/22/2030	200,000	186,338
Western Digital Corp.:
2.85%, 2/1/2029	100,000	95,635
3.10%, 2/1/2032 (a)	600,000	553,116
		28,885,402
CONSTRUCTION MATERIALS — 0.7%
Amrize Finance U.S. LLC:
4.70%, 4/7/2028	150,000	151,725
4.95%, 4/7/2030	275,000	281,157
5.40%, 4/7/2035 (a)	100,000	103,130
Carlisle Cos., Inc.:
2.20%, 3/1/2032	171,000	149,210
5.55%, 9/15/2040 (a)	155,000	156,948
Carrier Global Corp.:
2.49%, 2/15/2027	200,000	196,736
2.70%, 2/15/2031 (a)	198,000	183,453
3.38%, 4/5/2040	395,000	319,227
5.90%, 3/15/2034	600,000	643,896
CRH America Finance, Inc.:
4.40%, 2/9/2031	450,000	450,252
5.00%, 2/9/2036	250,000	251,003
5.50%, 1/9/2035	283,000	294,897
5.60%, 2/9/2056 (a)	110,000	108,290
5.88%, 1/9/2055	110,000	112,670
CRH SMW Finance DAC 5.13%, 1/9/2030	765,000	788,432
Eagle Materials, Inc. 5.00%, 3/15/2036	500,000	489,775
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	587,000	562,804
4.50%, 3/25/2052 (a)	639,000	515,008
Johnson Controls International PLC:
4.50%, 2/15/2047	100,000	86,027
4.95%, 7/2/2064 (d)	1,173,000	1,012,358
Lennox International, Inc. 5.50%, 9/15/2028	480,000	495,552
Martin Marietta Materials, Inc.:
4.25%, 12/15/2047	700,000	578,305
5.50%, 12/1/2054	220,000	212,590
Masco Corp.:
1.50%, 2/15/2028	100,000	94,647
4.50%, 5/15/2047 (a)	800,000	679,904
Mohawk Industries, Inc. 3.63%, 5/15/2030	144,000	139,660
Owens Corning:
3.88%, 6/1/2030 (a)	97,000	95,242
Security Description	Principal Amount	Value
4.40%, 1/30/2048	$1,000,000	$819,470
5.70%, 6/15/2034 (a)	90,000	94,523
5.95%, 6/15/2054 (a)	600,000	608,730
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	250,000	256,050
5.25%, 3/3/2033	170,000	177,099
Trane Technologies Holdco, Inc.:
4.30%, 2/21/2048	100,000	83,737
5.75%, 6/15/2043	100,000	104,095
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	96,879
4.50%, 6/15/2047	200,000	171,300
4.70%, 3/1/2048	20,000	17,541
4.95%, 12/1/2029	227,000	233,002
5.35%, 12/1/2034 (a)	100,000	103,720
5.70%, 12/1/2054	200,000	199,578
		12,118,622
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	200,000	204,104
5.05%, 3/22/2028	422,000	431,174
5.05%, 3/22/2053	450,000	410,603
		1,045,881
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033 (a)	230,000	246,192
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	158,206
4.20%, 5/15/2047	1,153,000	971,230
		1,375,628
DIVERSIFIED FINANCIAL SERVICES — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	100,000	96,952
3.30%, 1/30/2032	1,250,000	1,156,625
3.40%, 10/29/2033	1,239,000	1,121,010
3.85%, 10/29/2041	100,000	81,911
4.38%, 11/15/2030	280,000	279,208
4.63%, 10/15/2027	100,000	100,859
4.88%, 4/1/2028 (a)	200,000	203,318
4.95%, 9/10/2034	150,000	149,879
5.00%, 11/15/2035	515,000	509,536
5.30%, 1/19/2034	115,000	117,738
5.38%, 12/15/2031	400,000	415,084
5.75%, 6/6/2028	35,000	36,247
6.10%, 1/15/2027 (a)	500,000	509,545
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c)	375,000	386,947
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (c)	200,000	209,782

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Affiliated Managers Group, Inc.:
5.50%, 8/20/2034	$620,000	$634,446
5.50%, 2/15/2036	155,000	155,098
Air Lease Corp.:
2.10%, 9/1/2028	956,000	900,217
2.20%, 1/15/2027	206,000	201,804
Series MTN, 2.88%, 1/15/2032 (a)	598,000	536,155
Series MTN, 3.00%, 2/1/2030	250,000	234,492
3.25%, 10/1/2029	200,000	191,084
Ally Financial, Inc.:
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	500,000	503,715
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	150,000	155,474
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	1,300,000	1,371,695
American Express Co.:
2.55%, 3/4/2027	700,000	690,053
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	2,050,000	2,064,493
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	400,000	397,032
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	674,000	684,353
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	500,000	494,250
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	1,676,000	1,705,699
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	220,000	223,760
SOFR + 1.44%, 5.02%, 4/25/2031 (a) (c)	400,000	412,040
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	277,000	281,595
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	200,000	202,348
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	674,000	693,977
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	620,000	638,947
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	240,000	250,452
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	179,000	189,126
Apollo Global Management, Inc.:
4.60%, 1/15/2031	250,000	251,520
5.15%, 8/12/2035	180,000	180,290
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	874,000	866,466
6.38%, 11/15/2033	200,000	219,678
ARES Management Corp. 5.60%, 10/11/2054	545,000	515,488
Security Description	Principal Amount	Value
BGC Group, Inc.:
6.15%, 4/2/2030	$735,000	$761,225
6.60%, 6/10/2029	155,000	161,758
BlackRock Funding, Inc.:
4.90%, 1/8/2035	2,000	2,042
5.00%, 3/14/2034	245,000	253,301
5.25%, 3/14/2054	425,000	407,307
5.35%, 1/8/2055	828,000	805,213
Blackrock, Inc.:
2.10%, 2/25/2032	1,165,000	1,028,940
3.25%, 4/30/2029	256,000	250,918
4.75%, 5/25/2033	200,000	204,448
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030	250,000	250,057
4.95%, 2/15/2036	320,000	317,834
Blue Owl Finance LLC:
4.38%, 2/15/2032	240,000	227,983
6.25%, 4/18/2034	1,400,000	1,444,282
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	250,000	251,907
5.30%, 1/15/2036	250,000	249,640
5.80%, 4/24/2035 (a)	273,000	285,492
6.08%, 9/15/2055	140,000	143,370
Brookfield Capital Finance LLC 6.09%, 6/14/2033	574,000	614,140
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	650,000	569,946
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	493,000	339,598
Brookfield Finance, Inc.:
4.70%, 9/20/2047	308,000	266,232
4.85%, 3/29/2029	600,000	609,486
5.33%, 1/15/2036	200,000	200,316
6.35%, 1/5/2034	208,000	225,855
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,094,000	957,939
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	900,000	898,164
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	100,000	101,185
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	180,000	179,136
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	1,230,000	1,261,353
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	2,000,000	2,053,940
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	100,000	103,950
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	318,000	332,984

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	$135,000	$142,052
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (c)	1,000,000	1,045,230
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	1,000,000	1,081,170
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	248,000	292,375
Carlyle Group, Inc. 5.05%, 9/19/2035	515,000	508,130
Cboe Global Markets, Inc. 3.00%, 3/16/2032	100,000	92,397
Charles Schwab Corp.:
2.90%, 3/3/2032	258,000	236,287
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	500,000	499,115
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	500,000	497,815
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	100,000	103,809
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	1,100,000	1,177,671
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	1,388,000	1,512,712
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	156,000	164,973
CME Group, Inc.:
4.15%, 6/15/2048	1,000	836
4.40%, 3/15/2030 (a)	1,000,000	1,014,750
Credit Suisse USA LLC 7.13%, 7/15/2032	1,358,000	1,550,972
Enact Holdings, Inc. 6.25%, 5/28/2029	237,000	248,037
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	200,000	202,692
Intercontinental Exchange, Inc.:
3.63%, 9/1/2028	270,000	268,105
3.95%, 12/1/2028	385,000	385,920
4.20%, 3/15/2031	1,000,000	1,000,790
4.95%, 6/15/2052 (a)	800,000	734,760
5.20%, 6/15/2062	960,000	879,600
Invesco Finance PLC 5.38%, 11/30/2043	200,000	192,112
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	61,000	62,013
Jefferies Financial Group, Inc.:
5.88%, 7/21/2028	100,000	103,969
6.20%, 4/14/2034 (a)	1,300,000	1,372,514
6.25%, 1/15/2036	200,000	211,972
6.50%, 1/20/2043	105,000	109,324
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	250,000	250,077
Lazard Group LLC:
5.63%, 8/1/2035 (a)	125,000	127,928
6.00%, 3/15/2031	100,000	105,791
Security Description	Principal Amount	Value
Legg Mason, Inc. 5.63%, 1/15/2044	$192,000	$191,975
LPL Holdings, Inc.:
6.00%, 5/20/2034	350,000	368,133
6.75%, 11/17/2028	335,000	357,609
Marex Group PLC 6.40%, 11/4/2029 (a)	726,000	753,116
Mastercard, Inc.:
3.30%, 3/26/2027	50,000	49,753
3.35%, 3/26/2030	300,000	293,124
3.85%, 3/26/2050	100,000	78,394
4.10%, 1/15/2028	164,000	165,250
4.35%, 1/15/2032	1,412,000	1,419,582
4.55%, 3/15/2028	626,000	636,642
4.85%, 3/9/2033	510,000	524,147
4.88%, 3/9/2028	54,000	55,229
4.95%, 3/15/2032	547,000	566,752
Nasdaq, Inc.:
5.35%, 6/28/2028 (a)	200,000	206,398
6.10%, 6/28/2063	1,300,000	1,361,711
Nomura Holdings, Inc.:
2.33%, 1/22/2027	784,000	770,194
2.68%, 7/16/2030	100,000	92,390
3.00%, 1/22/2032	345,000	313,146
4.90%, 7/1/2030	335,000	339,884
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	1,000,000	988,400
5.49%, 6/29/2035 (a)	200,000	206,034
5.84%, 1/18/2028	140,000	144,362
ORIX Corp.:
4.45%, 9/9/2030	716,000	716,737
5.40%, 2/25/2035 (a)	81,000	83,531
Raymond James Financial, Inc.:
4.95%, 7/15/2046	355,000	325,198
5.65%, 9/11/2055	230,000	225,400
Synchrony Financial:
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	118,000	119,456
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (c)	200,000	204,930
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	192,000	199,764
SOFR + 2.07%, 6.00%, 7/29/2036 (c)	522,000	535,890
TPG Operating Group II LP:
5.38%, 1/15/2036	100,000	99,778
5.88%, 3/5/2034	686,000	716,328
Visa, Inc.:
1.10%, 2/15/2031 (a)	100,000	87,185
1.90%, 4/15/2027	1,066,000	1,044,787
2.75%, 9/15/2027	74,000	73,116
3.65%, 9/15/2047	1,067,000	833,050
4.30%, 12/14/2045	981,000	856,335

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Voya Financial, Inc. 3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (a) (c)	$125,000	$118,178
Western Union Co.:
2.75%, 3/15/2031 (a)	175,000	159,313
6.20%, 11/17/2036 (a)	276,000	287,940
		69,725,368
ELECTRIC — 8.9%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	6,000	4,100
3.80%, 10/1/2047	100,000	74,013
5.25%, 5/15/2052	15,000	13,763
5.40%, 6/1/2033	938,000	967,678
5.70%, 5/15/2034 (a)	798,000	832,697
5.85%, 10/15/2055	315,000	309,758
AEP Transmission Co. LLC:
3.15%, 9/15/2049	26,000	17,627
4.25%, 9/15/2048	145,000	119,519
5.38%, 6/15/2035	155,000	160,120
AES Corp. 5.80%, 3/15/2032	1,000,000	1,025,810
Alabama Power Co.:
3.85%, 12/1/2042	50,000	40,862
3.94%, 9/1/2032	2,500,000	2,425,350
Series C, 4.30%, 3/15/2031	165,000	165,571
5.85%, 11/15/2033	150,000	161,171
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	500,000	499,090
Ameren Corp. 1.75%, 3/15/2028	100,000	95,042
Ameren Illinois Co.:
3.25%, 3/15/2050	50,000	34,295
3.85%, 9/1/2032	120,000	115,314
4.95%, 6/1/2033	100,000	102,191
5.63%, 3/1/2055	115,000	114,673
5.90%, 12/1/2052	95,000	98,543
American Electric Power Co., Inc.:
5.63%, 3/1/2033 (a)	27,000	28,354
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	775,000	769,420
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	625,000	614,531
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050 (a)	100,000	72,762
4.40%, 5/15/2044	100,000	83,950
4.45%, 6/1/2045	80,000	66,710
5.65%, 4/1/2034	100,000	104,689
7.00%, 4/1/2038	897,000	1,016,032
Arizona Public Service Co.:
3.50%, 12/1/2049	100,000	70,142
Security Description	Principal Amount	Value
4.20%, 8/15/2048	$350,000	$280,780
4.35%, 11/15/2045	100,000	83,322
5.55%, 8/1/2033	40,000	41,816
5.70%, 8/15/2034	300,000	315,621
5.90%, 8/15/2055	105,000	106,959
6.35%, 12/15/2032	480,000	524,150
Avista Corp. 4.00%, 4/1/2052	200,000	149,176
Baltimore Gas & Electric Co.:
4.25%, 9/15/2048	1,332,000	1,089,230
5.40%, 6/1/2053	200,000	192,554
5.45%, 6/1/2035	570,000	591,267
Basin Electric Power Cooperative 5.85%, 10/15/2055 (b)	125,000	122,584
Berkshire Hathaway Energy Co.:
4.25%, 10/15/2050	370,000	296,348
4.60%, 5/1/2053	250,000	210,760
Black Hills Corp.:
4.55%, 1/31/2031	320,000	319,853
6.15%, 5/15/2034	303,000	325,155
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	5,000	3,229
Series AG, 3.00%, 3/1/2032 (a)	55,000	50,516
Series AC, 4.25%, 2/1/2049 (a)	300,000	248,349
4.95%, 4/1/2033	214,000	218,130
Series AQ, 4.95%, 8/15/2035	975,000	982,790
CenterPoint Energy, Inc.:
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (c)	100,000	102,783
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (c)	956,000	997,452
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	1,000,000	921,460
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	580,000	596,547
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	460,000	453,772
3.00%, 3/1/2050	100,000	65,443
3.65%, 6/15/2046	41,000	31,289
Series 123, 3.75%, 8/15/2047	1,130,000	862,800
Series 133, 3.85%, 3/15/2052	100,000	74,921
4.35%, 11/15/2045	42,000	35,676
4.60%, 8/15/2043	79,000	70,508
5.65%, 6/1/2054	590,000	586,035
6.45%, 1/15/2038	100,000	111,739

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co. 4.65%, 1/1/2029	$150,000	$152,876
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	14,000	13,833
3.60%, 6/15/2061	150,000	103,052
3.70%, 11/15/2059	500,000	349,285
3.85%, 6/15/2046	261,000	204,804
Series 2017, 3.88%, 6/15/2047	200,000	155,196
Series C, 4.30%, 12/1/2056	373,000	294,461
4.50%, 5/15/2058	500,000	410,035
Series E, 4.65%, 12/1/2048	100,000	86,611
5.20%, 3/1/2033 (a)	751,000	781,603
5.50%, 3/15/2034	90,000	94,535
5.70%, 5/15/2054	50,000	49,950
5.75%, 11/15/2055	250,000	249,937
5.90%, 11/15/2053	200,000	204,174
6.15%, 11/15/2052	999,000	1,052,806
Constellation Energy Generation LLC:
5.75%, 3/15/2054 (a)	400,000	397,400
6.13%, 1/15/2034	111,000	120,371
6.50%, 10/1/2053	919,000	1,002,510
Consumers Energy Co.:
3.75%, 2/15/2050	750,000	563,610
3.95%, 7/15/2047	62,000	49,469
4.50%, 1/15/2031	12,000	12,134
4.63%, 5/15/2033	400,000	401,612
4.70%, 1/15/2030	114,000	116,486
4.90%, 2/15/2029	150,000	153,804
Dayton Power & Light Co. 4.55%, 8/15/2030 (b)	100,000	99,468
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	465,000	413,013
5.30%, 5/15/2033	425,000	442,408
Dominion Energy, Inc.:
4.60%, 5/15/2028	337,000	341,047
Series B, 4.85%, 8/15/2052	200,000	172,198
5.38%, 11/15/2032	50,000	51,950
5.45%, 3/15/2035 (a)	150,000	153,803
5 yr. CMT + 2.26%, 6.00%, 2/15/2056 (a) (c)	500,000	503,290
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	1,200,000	1,207,872
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	120,000	124,854
7.00%, 6/15/2038	836,000	946,912
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	200,000	216,804
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	17,184
Series B, 3.65%, 3/1/2052	10,000	7,382
Security Description	Principal Amount	Value
3.95%, 3/1/2049	$44,000	$34,701
4.25%, 5/14/2027	100,000	100,676
4.30%, 7/1/2044	250,000	213,232
5.20%, 4/1/2033	300,000	312,135
5.20%, 3/1/2034	114,000	117,637
5.25%, 5/15/2035	165,000	169,750
5.85%, 5/15/2055	687,000	705,563
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	524,000	509,574
4.88%, 6/1/2028	205,000	208,526
4.95%, 7/1/2027	658,000	666,633
5.05%, 10/1/2035 (a)	250,000	249,942
5.85%, 6/1/2034 (a)	695,000	741,169
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	124,000	117,378
2.55%, 4/15/2031	200,000	184,188
3.88%, 3/15/2046	210,000	166,545
3.95%, 3/15/2048	150,000	118,896
4.00%, 9/30/2042	300,000	252,150
4.25%, 12/15/2041	35,000	30,794
5.35%, 1/15/2053	115,000	110,409
5.40%, 1/15/2054	120,000	116,268
6.05%, 4/15/2038	100,000	108,149
Duke Energy Corp.:
2.55%, 6/15/2031	1,003,000	913,713
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	243,000	236,118
3.75%, 9/1/2046	500,000	379,025
4.20%, 6/15/2049	400,000	315,016
4.30%, 3/15/2028	100,000	100,562
4.95%, 9/15/2035	500,000	496,085
5.00%, 12/8/2027	270,000	275,392
5.45%, 6/15/2034 (a)	400,000	416,784
5.70%, 9/15/2055	500,000	486,350
5.80%, 6/15/2054	400,000	395,812
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (c)	533,000	559,032
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,000,000	901,600
3.85%, 11/15/2042	269,000	221,263
4.20%, 12/1/2030	250,000	250,300
4.20%, 7/15/2048	377,000	306,569
4.85%, 12/1/2035	210,000	209,475
5.88%, 11/15/2033	800,000	863,800
5.95%, 11/15/2052	111,000	114,882
6.20%, 11/15/2053	200,000	214,138
6.40%, 6/15/2038	272,000	303,647
Duke Energy Indiana LLC:
Series YYY, 3.25%, 10/1/2049	155,000	105,916
Series WWW, 4.90%, 7/15/2043	200,050	186,557
5.25%, 3/1/2034	500,000	517,415
5.40%, 4/1/2053	366,000	348,227

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	$400,000	$366,580
3.70%, 6/15/2046	1,200,000	914,568
4.30%, 2/1/2049	495,000	405,440
5.25%, 4/1/2033	883,000	914,832
5.30%, 6/15/2035	250,000	258,005
5.55%, 3/15/2054	200,000	195,306
Duke Energy Progress LLC:
2.00%, 8/15/2031	2,000	1,776
3.40%, 4/1/2032	137,000	129,644
3.70%, 10/15/2046	400,000	304,760
4.10%, 3/15/2043	35,000	29,532
4.15%, 12/1/2044	400,000	333,732
5.05%, 3/15/2035	150,000	152,703
5.55%, 3/15/2055	100,000	98,739
Edison International 6.95%, 11/15/2029	762,000	811,256
Emera U.S. Finance LP 4.75%, 6/15/2046	980,000	837,812
Entergy Arkansas LLC 5.45%, 6/1/2034	300,000	313,734
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,028,000	1,080,407
Entergy Louisiana LLC:
3.12%, 9/1/2027	505,000	499,152
4.00%, 3/15/2033	413,000	398,429
4.20%, 9/1/2048	417,000	337,457
5.80%, 3/15/2055	750,000	754,777
Entergy Mississippi LLC:
3.85%, 6/1/2049	50,000	38,242
5.00%, 9/1/2033	26,000	26,461
5.80%, 4/15/2055	357,000	359,345
5.85%, 6/1/2054	158,000	159,313
Entergy Texas, Inc.:
5.00%, 9/15/2052	900,000	800,586
5.55%, 9/15/2054	110,000	106,767
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	94,000	64,020
3.45%, 4/15/2050	75,000	52,878
4.10%, 4/1/2043	320,000	265,466
4.25%, 12/1/2045	300,000	249,450
5.70%, 3/15/2053	300,000	297,588
5.90%, 11/15/2033	234,000	250,885
Evergy Metro, Inc.:
4.95%, 4/15/2033	115,000	116,960
5.40%, 4/1/2034 (a)	500,000	520,325
Evergy, Inc.:
2.90%, 9/15/2029	115,000	109,630
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	474,000	484,717
Eversource Energy:
Series O, 4.25%, 4/1/2029	700,000	698,418
4.45%, 12/15/2030	125,000	124,361
5.13%, 5/15/2033	451,000	455,537
5.45%, 3/1/2028	1,410,000	1,445,546
Security Description	Principal Amount	Value
5.50%, 1/1/2034	$200,000	$205,770
5.95%, 2/1/2029	193,000	201,758
5.95%, 7/15/2034	115,000	121,622
Exelon Corp.:
4.05%, 4/15/2030	900,000	891,792
4.70%, 4/15/2050	380,000	325,443
5.13%, 3/15/2031	150,000	154,925
5.30%, 3/15/2033	100,000	103,912
5.45%, 3/15/2034	123,000	127,954
5.88%, 3/15/2055	280,000	280,893
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (a) (c)	760,000	791,069
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	298,000	297,011
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	80,000	80,612
4.75%, 1/15/2033 (b)	200,000	199,656
Florida Power & Light Co.:
3.70%, 12/1/2047	100,000	76,915
3.95%, 3/1/2048	200,000	159,878
3.99%, 3/1/2049	400,000	317,636
4.13%, 2/1/2042	180,000	156,694
4.40%, 5/15/2028	293,000	296,660
4.70%, 2/15/2036	500,000	495,625
4.80%, 5/15/2033	1,500,000	1,530,225
5.10%, 4/1/2033	76,000	78,781
5.25%, 2/1/2041	100,000	99,755
5.30%, 6/15/2034	640,000	670,701
5.60%, 6/15/2054	300,000	301,623
5.60%, 2/15/2066	500,000	493,790
5.80%, 3/15/2065	849,000	868,145
5.96%, 4/1/2039	560,000	603,960
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	250,000	186,890
4.00%, 10/1/2028	490,000	491,784
4.30%, 3/15/2042	249,000	217,975
4.30%, 3/15/2043	125,000	108,203
4.70%, 5/15/2032	550,000	558,035
4.85%, 3/15/2031	175,000	179,550
4.95%, 5/17/2033 (a)	255,000	260,230
5.00%, 2/23/2027	100,000	101,328
5.25%, 3/15/2034	1,342,000	1,386,085
5.50%, 10/1/2055	250,000	243,647
Indiana Michigan Power Co.:
3.25%, 5/1/2051	136,000	90,498
Series L, 3.75%, 7/1/2047	689,000	520,402
4.25%, 8/15/2048	25,000	20,234
Series K, 4.55%, 3/15/2046	1,642,000	1,425,831
Interstate Power & Light Co.:
3.70%, 9/15/2046	256,000	191,293
5.60%, 6/29/2035	50,000	52,042
5.60%, 10/1/2055	415,000	403,052
5.70%, 10/15/2033	42,000	44,124
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	280,000	274,215

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ITC Holdings Corp. 5.30%, 7/1/2043	$100,000	$96,529
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	275,000	274,719
4.40%, 1/15/2031 (b)	700,000	697,592
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	1,133,790	1,087,202
Kentucky Utilities Co.:
4.38%, 10/1/2045	200,000	169,262
5.85%, 8/15/2055	65,000	65,638
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	200,000	163,570
Series LOU, 5.45%, 4/15/2033	1,166,000	1,219,799
5.85%, 8/15/2055	105,000	105,958
MidAmerican Energy Co.:
4.40%, 10/15/2044	300,000	258,690
5.50%, 11/15/2056	500,000	489,655
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	90,000	77,259
National Grid PLC 5.42%, 1/11/2034	136,000	140,745
National Rural Utilities Cooperative Finance Corp.:
3.95%, 12/10/2027	155,000	155,574
4.15%, 12/15/2032	100,000	97,895
Series D, 4.15%, 8/25/2028	1,275,000	1,281,668
4.30%, 12/10/2030	125,000	125,259
4.40%, 11/1/2048	150,000	126,581
Series GMTN, 4.85%, 2/7/2029 (a)	450,000	460,440
Series MTN, 5.10%, 5/6/2027	314,000	318,641
5.80%, 1/15/2033 (a)	200,000	214,774
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (a) (c)	645,000	675,605
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	200,000	130,224
Series GG, 5.90%, 5/1/2053	471,000	473,115
6.00%, 3/15/2054	529,000	542,040
Series N, 6.65%, 4/1/2036	806,000	906,226
NextEra Energy Capital Holdings, Inc.:
2.44%, 1/15/2032	1,000,000	890,670
3.50%, 4/1/2029	100,000	98,084
3.55%, 5/1/2027	260,000	258,531
4.69%, 9/1/2027	200,000	202,358
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	1,093,000	1,074,747
4.85%, 2/4/2028	200,000	203,724
4.90%, 3/15/2029	139,000	142,496
Security Description	Principal Amount	Value
5.00%, 7/15/2032	$100,000	$102,444
5.05%, 3/15/2030	100,000	103,223
5.05%, 2/28/2033 (a)	100,000	102,395
5.25%, 3/15/2034	616,000	632,182
5.30%, 3/15/2032	160,000	166,786
5.55%, 3/15/2054 (a)	335,000	323,891
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	364,000	367,644
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	500,000	526,675
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	630,000	671,914
Northern States Power Co. 3.20%, 4/1/2052	44,000	30,069
NorthWestern Corp. 4.18%, 11/15/2044	45,000	37,187
NSTAR Electric Co.:
4.40%, 3/1/2044	100,000	86,252
4.55%, 6/1/2052	200,000	169,446
4.95%, 9/15/2052	100,000	90,269
5.20%, 3/1/2035	105,000	107,190
5.40%, 6/1/2034	443,000	459,178
Oglethorpe Power Corp.:
4.50%, 4/1/2047	325,000	271,996
5.05%, 10/1/2048	174,000	155,255
5.25%, 9/1/2050	335,000	302,512
Ohio Edison Co. 6.88%, 7/15/2036	150,000	171,377
Oklahoma Gas & Electric Co.:
4.15%, 4/1/2047	642,000	519,121
5.80%, 4/1/2055	200,000	202,020
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	68,000	40,595
2.75%, 5/15/2030	147,000	138,556
3.80%, 9/30/2047	300,000	229,875
4.50%, 3/20/2027 (b)	160,000	161,261
4.55%, 12/1/2041	433,000	392,307
4.95%, 9/15/2052	200,000	178,284
5.30%, 6/1/2042	370,000	360,306
5.35%, 4/1/2035 (b)	65,000	67,051
5.35%, 10/1/2052	500,000	473,855
5.65%, 11/15/2033	50,000	53,160
5.80%, 4/1/2055 (b)	440,000	443,150
7.50%, 9/1/2038	610,000	729,719
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	517,000	465,326
3.25%, 6/1/2031	100,000	93,102
3.30%, 3/15/2027	100,000	98,890
3.30%, 8/1/2040	171,000	129,702
3.50%, 8/1/2050	100,000	67,582
4.00%, 12/1/2046 (a)	200,000	149,956
4.20%, 6/1/2041	200,000	166,586
4.30%, 3/15/2045	273,000	216,874
4.45%, 4/15/2042	35,000	28,941

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 7/1/2040	$160,000	$139,581
4.55%, 7/1/2030	200,000	199,204
4.60%, 6/15/2043	400,000	334,180
4.75%, 2/15/2044	275,000	232,639
4.95%, 7/1/2050	540,000	457,240
5.00%, 6/4/2028	1,055,000	1,073,304
5.05%, 10/15/2032	250,000	251,537
5.25%, 3/1/2052	570,000	497,570
5.90%, 6/15/2032	475,000	497,605
5.90%, 10/1/2054	200,000	191,884
6.10%, 10/15/2055	250,000	245,835
6.15%, 1/15/2033	155,000	164,520
6.15%, 3/1/2055	200,000	198,404
6.40%, 6/15/2033	1,350,000	1,456,596
6.75%, 1/15/2053	1,090,000	1,160,468
6.95%, 3/15/2034	845,000	940,569
PacifiCorp:
2.70%, 9/15/2030	730,000	670,833
2.90%, 6/15/2052	100,000	58,680
3.30%, 3/15/2051	101,000	64,536
3.50%, 6/15/2029	100,000	97,138
4.10%, 2/1/2042	128,000	101,382
4.15%, 2/15/2050	200,000	148,100
5.10%, 2/15/2029 (a)	132,000	134,773
5.30%, 2/15/2031	362,000	372,628
5.35%, 12/1/2053	1,303,000	1,142,197
5.45%, 2/15/2034	650,000	659,646
5.50%, 5/15/2054	400,000	357,796
5.75%, 4/1/2037	335,000	340,223
5.80%, 1/15/2055	888,000	828,708
6.25%, 10/15/2037	445,000	464,740
6.35%, 7/15/2038	300,000	313,944
7.70%, 11/15/2031	310,000	352,321
PECO Energy Co.:
3.05%, 3/15/2051	32,000	20,817
3.70%, 9/15/2047	400,000	305,652
4.60%, 5/15/2052	100,000	85,071
4.88%, 9/15/2035 (a)	160,000	161,442
5.65%, 9/15/2055	195,000	194,661
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	92,000	93,692
5.15%, 5/15/2030	680,000	700,652
Potomac Electric Power Co. 5.20%, 3/15/2034	75,000	77,068
PPL Capital Funding, Inc. 5.25%, 9/1/2034	120,000	122,957
PPL Electric Utilities Corp.:
4.75%, 7/15/2043	400,000	365,500
5.55%, 8/15/2055	950,000	945,820
6.25%, 5/15/2039	100,000	109,680
Progress Energy, Inc. 6.00%, 12/1/2039	400,000	423,448
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	150,000	133,422
Security Description	Principal Amount	Value
Series 36, 2.70%, 1/15/2051	$100,000	$60,289
4.10%, 6/15/2048	1,483,000	1,178,881
Series 39, 4.50%, 6/1/2052	165,000	137,688
5.15%, 9/15/2035	250,000	253,395
5.35%, 5/15/2034	1,865,000	1,919,533
5.75%, 5/15/2054	934,000	935,887
5.85%, 5/15/2055	1,050,000	1,066,821
6.50%, 8/1/2038	85,000	94,783
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	99,000	88,830
4.40%, 7/1/2028	100,000	100,912
5.15%, 1/15/2053	217,000	200,955
5.35%, 10/1/2033	555,000	579,120
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	30,000	26,618
5.45%, 1/15/2036 (a)	955,000	979,820
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	20,000	13,722
Series MTN, 3.65%, 9/1/2042	203,000	162,761
Series MTN, 3.80%, 1/1/2043	100,000	81,670
Series MTN, 3.80%, 3/1/2046	130,000	102,613
Series MTN, 4.65%, 3/15/2033	749,000	753,097
Series MTN, 4.90%, 12/15/2032	355,000	362,931
Series MTN, 5.13%, 3/15/2053	45,000	42,092
5.20%, 8/1/2033	111,000	115,161
5.30%, 8/1/2054	140,000	134,001
5.45%, 8/1/2053	60,000	58,710
Series MTN, 5.45%, 3/1/2054	150,000	147,057
Public Service Enterprise Group, Inc.:
5.20%, 4/1/2029	450,000	462,735
5.45%, 4/1/2034	241,000	249,172
5.88%, 10/15/2028	225,000	234,983
6.13%, 10/15/2033	285,000	306,885
Puget Energy, Inc.:
4.10%, 6/15/2030	200,000	195,872
5.73%, 3/15/2035	650,000	666,997
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	50,000	33,927
4.30%, 5/20/2045	337,000	280,239
5.69%, 6/15/2054	459,000	455,938
6.27%, 3/15/2037	160,000	174,856

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030 (a)	$2,197,000	$1,961,328
Series RRR, 3.75%, 6/1/2047	692,000	528,044
4.15%, 5/15/2048	1,060,000	852,855
5.35%, 4/1/2053	690,000	653,216
5.55%, 4/15/2054	165,000	160,710
Sempra:
3.80%, 2/1/2038	100,000	85,962
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	150,000	147,266
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (c)	100,000	102,053
Sierra Pacific Power Co. 5.90%, 3/15/2054	200,000	200,490
Southern California Edison Co.:
2.25%, 6/1/2030	1,250,000	1,134,587
Series G, 2.50%, 6/1/2031	69,000	61,898
Series 2013-A, 3.90%, 3/15/2043	451,000	346,314
4.00%, 4/1/2047	183,000	137,578
4.05%, 3/15/2042	341,000	271,620
Series C, 4.13%, 3/1/2048	186,000	141,315
4.50%, 9/1/2040	292,000	255,731
Series B, 4.88%, 3/1/2049	900,000	755,451
5.20%, 6/1/2034	269,000	270,407
5.30%, 3/1/2028	1,000,000	1,021,210
Series E, 5.45%, 6/1/2052	394,000	354,639
5.65%, 10/1/2028	1,016,000	1,051,784
5.70%, 3/1/2053	326,000	303,007
5.75%, 4/15/2054	756,000	709,120
5.88%, 12/1/2053	37,000	35,494
5.90%, 3/1/2055	400,000	385,708
6.20%, 9/15/2055	200,000	201,098
Southern Co.:
4.25%, 7/1/2036	277,000	259,447
4.85%, 6/15/2028	200,000	203,582
5.20%, 6/15/2033	450,000	462,501
5.70%, 10/15/2032	200,000	211,958
5.70%, 3/15/2034	285,000	300,287
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	775,000	807,968
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	125,000	124,800
Series B, 4.90%, 10/1/2035	25,000	24,747
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	450,000	335,605
6.20%, 3/15/2040	100,000	106,288
Southwestern Public Service Co. 3.40%, 8/15/2046	100,000	70,848
Security Description	Principal Amount	Value
Tampa Electric Co.:
2.40%, 3/15/2031 (a)	$50,000	$45,565
3.45%, 3/15/2051	165,000	117,404
3.63%, 6/15/2050 (a)	125,000	91,290
4.90%, 3/1/2029 (a)	75,000	76,598
5.00%, 7/15/2052 (a)	40,000	36,324
Tucson Electric Power Co.:
5.20%, 9/15/2034	34,000	34,793
5.50%, 4/15/2053	100,000	96,174
5.90%, 4/15/2055 (a)	300,000	305,814
Union Electric Co.:
3.25%, 10/1/2049	200,000	136,786
5.20%, 4/1/2034	1,235,000	1,272,346
5.25%, 1/15/2054	925,000	864,412
5.45%, 3/15/2053	282,000	272,536
Virginia Electric & Power Co.:
Series B, 3.75%, 5/15/2027	261,000	260,491
Series A, 3.80%, 4/1/2028	1,067,000	1,062,860
Series B, 3.80%, 9/15/2047	600,000	460,008
Series C, 4.63%, 5/15/2052	680,000	572,975
Series C, 4.90%, 9/15/2035	200,000	199,218
5.30%, 8/15/2033 (a)	250,000	259,470
5.35%, 1/15/2054	150,000	140,625
5.45%, 4/1/2053	200,000	190,772
5.55%, 8/15/2054	509,000	494,366
Series D, 5.60%, 9/15/2055	115,000	111,892
Series B, 6.00%, 1/15/2036	170,000	182,446
6.35%, 11/30/2037	182,000	200,003
8.88%, 11/15/2038	550,000	734,954
WEC Energy Group, Inc.:
2.20%, 12/15/2028	100,000	95,071
5 yr. CMT + 1.91%, 5.63%, 5/15/2056 (c)	500,000	503,210
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	235,000	235,056
4.15%, 10/15/2030	310,000	309,774
5.05%, 10/1/2054 (a)	200,000	184,116
Wisconsin Power & Light Co.:
5.38%, 3/30/2034	212,000	218,500
5.70%, 12/15/2055	250,000	245,572
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	150,000	104,448
4.75%, 11/1/2044	200,000	179,516
Xcel Energy, Inc.:
1.75%, 3/15/2027	100,000	97,352
3.50%, 12/1/2049	30,000	21,542
5.45%, 8/15/2033	73,000	75,416
5.50%, 3/15/2034	325,000	335,462
6.50%, 7/1/2036	624,000	684,434
		160,394,377
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
1.80%, 10/15/2027	450,000	435,393
2.00%, 12/21/2028	144,000	136,660

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 12/21/2031	$261,000	$232,951
2.80%, 12/21/2051	100,000	63,717
		868,721
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	84,000	83,233
5.60%, 5/29/2034	803,000	838,517
Amphenol Corp.:
2.20%, 9/15/2031	101,000	90,202
2.80%, 2/15/2030	352,000	334,256
3.80%, 11/15/2027	185,000	184,867
3.90%, 11/15/2028	120,000	119,854
4.13%, 11/15/2030	105,000	104,457
4.38%, 6/12/2028	165,000	166,586
4.40%, 2/15/2033	175,000	173,161
4.63%, 2/15/2036	309,000	303,008
5.05%, 4/5/2027	381,000	386,262
5.25%, 4/5/2034	400,000	415,844
5.30%, 11/15/2055	280,000	267,798
5.38%, 11/15/2054 (a)	565,000	548,796
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	134,102
5.88%, 4/10/2034 (a)	605,000	631,426
Avnet, Inc. 5.50%, 6/1/2032 (a)	138,000	139,946
Flex Ltd.:
5.25%, 1/15/2032	130,000	132,557
5.38%, 11/13/2035	165,000	164,731
6.00%, 1/15/2028	215,000	222,024
Fortive Corp. 4.30%, 6/15/2046	200,000	165,058
Honeywell International, Inc.:
1.10%, 3/1/2027	100,000	96,949
1.75%, 9/1/2031	600,000	524,052
1.95%, 6/1/2030	495,000	451,722
3.81%, 11/21/2047	700,000	547,470
4.65%, 7/30/2027	150,000	151,895
4.70%, 2/1/2030	3,000	3,065
4.75%, 2/1/2032	231,000	235,521
5.00%, 2/15/2033 (a)	460,000	473,230
5.35%, 3/1/2064	450,000	427,432
5.70%, 3/15/2037	50,000	52,995
Hubbell, Inc.:
3.15%, 8/15/2027	723,000	713,124
4.80%, 11/15/2035 (a)	55,000	54,667
Jabil, Inc.:
3.00%, 1/15/2031 (a)	250,000	232,907
5.45%, 2/1/2029	250,000	257,972
Keysight Technologies, Inc.:
3.00%, 10/30/2029	57,000	54,609
4.60%, 4/6/2027	265,000	266,322
5.35%, 7/30/2030 (a)	80,000	83,429
TD SYNNEX Corp.:
2.38%, 8/9/2028	100,000	95,181
4.30%, 1/17/2029	160,000	159,653
Security Description	Principal Amount	Value
5.30%, 10/10/2035 (a)	$250,000	$247,837
6.10%, 4/12/2034	751,000	793,394
Trimble, Inc. 6.10%, 3/15/2033 (a)	850,000	915,637
Tyco Electronics Group SA:
3.13%, 8/15/2027	405,000	401,371
4.50%, 2/9/2031	1,350,000	1,364,998
Vontier Corp. 2.95%, 4/1/2031 (a)	374,000	343,190
		14,555,307
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	215,000	226,567
6.35%, 8/18/2028	70,000	73,693
MasTec, Inc. 5.90%, 6/15/2029	55,000	57,432
		357,692
ENVIRONMENTAL CONTROL — 0.4%
Nature Conservancy Series A, 3.96%, 3/1/2052 (a)	100,000	78,008
Republic Services, Inc.:
2.30%, 3/1/2030	200,000	185,834
5.00%, 12/15/2033	100,000	103,355
5.00%, 4/1/2034	762,000	781,118
5.15%, 3/15/2035	56,000	57,828
6.20%, 3/1/2040	500,000	551,905
Veralto Corp. 5.45%, 9/18/2033	70,000	73,090
Waste Connections, Inc.:
2.95%, 1/15/2052	500,000	323,755
3.20%, 6/1/2032	61,000	56,749
4.25%, 12/1/2028	358,000	360,578
5.00%, 3/1/2034	1,197,000	1,221,359
5.25%, 9/1/2035 (a)	145,000	150,155
Waste Management, Inc.:
2.50%, 11/15/2050	100,000	59,799
3.15%, 11/15/2027	115,000	113,694
4.15%, 4/15/2032	590,000	584,655
4.15%, 7/15/2049	140,000	115,895
4.63%, 2/15/2033 (a)	1,240,000	1,256,455
4.80%, 3/15/2032	429,000	438,781
4.95%, 3/15/2035	267,000	271,219
5.35%, 10/15/2054	100,000	97,392
		6,881,624
FOOD — 1.2%
Campbell's Co.:
4.15%, 3/15/2028	100,000	100,027
4.55%, 3/21/2031	1,000,000	995,830
5.20%, 3/19/2027	440,000	445,848
5.25%, 10/13/2054 (a)	100,000	90,919
Conagra Brands, Inc.:
5.00%, 8/1/2030 (a)	155,000	156,787

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 11/1/2038	$277,000	$264,710
5.75%, 8/1/2035 (a)	250,000	255,210
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	97,252
5.75%, 3/15/2035 (a)	389,000	390,264
General Mills, Inc.:
3.20%, 2/10/2027	105,000	104,130
4.15%, 2/15/2043	1,050,000	877,726
5.50%, 10/17/2028 (a)	100,000	103,715
Hershey Co.:
4.50%, 5/4/2033 (a)	309,000	310,224
4.95%, 2/24/2032	540,000	559,586
Hormel Foods Corp. 4.80%, 3/30/2027	210,000	212,262
J.M. Smucker Co.:
2.13%, 3/15/2032	117,000	101,273
4.25%, 3/15/2035	120,000	113,144
4.38%, 3/15/2045	25,000	20,921
6.20%, 11/15/2033 (a)	553,000	599,275
6.50%, 11/15/2053 (a)	365,000	394,952
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033 (a)	200,000	208,680
6.50%, 12/1/2052	550,000	565,119
6.75%, 3/15/2034	864,000	952,897
7.25%, 11/15/2053	600,000	669,108
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (b)	433,000	439,421
6.38%, 4/15/2066 (b)	100,000	99,369
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (b)	370,000	376,808
Kellanova:
5.75%, 5/16/2054	200,000	200,630
Series B, 7.45%, 4/1/2031	100,000	114,378
Kraft Heinz Foods Co.:
4.25%, 3/1/2031	465,000	459,834
4.38%, 6/1/2046	198,000	163,710
5.00%, 6/4/2042	282,000	258,729
5.20%, 7/15/2045	300,000	275,076
6.50%, 2/9/2040	365,000	393,262
6.75%, 3/15/2032	887,000	978,822
6.88%, 1/26/2039 (a)	896,000	1,001,638
Kroger Co.:
1.70%, 1/15/2031	90,000	79,276
4.45%, 2/1/2047	255,000	214,804
5.00%, 9/15/2034	150,000	150,883
5.00%, 4/15/2042	675,000	629,188
5.15%, 8/1/2043	128,000	120,300
5.40%, 1/15/2049	242,000	231,127
5.65%, 9/15/2064	510,000	486,132
Security Description	Principal Amount	Value
6.90%, 4/15/2038	$465,000	$534,006
McCormick & Co., Inc. 4.20%, 8/15/2047	150,000	122,036
Mondelez International, Inc.:
2.63%, 3/17/2027	190,000	187,055
2.75%, 4/13/2030	150,000	141,304
4.25%, 5/6/2028	100,000	100,547
4.50%, 5/6/2030	1,075,000	1,085,298
Pilgrim's Pride Corp.:
6.25%, 7/1/2033	200,000	213,540
6.88%, 5/15/2034	410,000	453,526
Sysco Corp.:
2.40%, 2/15/2030	103,000	95,852
3.25%, 7/15/2027	41,000	40,599
3.30%, 2/15/2050	275,000	191,488
4.50%, 4/1/2046	148,000	127,055
4.85%, 10/1/2045	10,000	9,033
5.10%, 9/23/2030	100,000	103,188
5.75%, 1/17/2029 (a)	380,000	397,180
6.00%, 1/17/2034	210,000	227,092
Tyson Foods, Inc.:
4.35%, 3/1/2029 (a)	1,300,000	1,303,172
4.55%, 6/2/2047	350,000	300,674
5.15%, 8/15/2044	150,000	140,728
5.70%, 3/15/2034 (a)	301,000	317,459
		21,354,078
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027 (a)	225,000	222,404
Georgia-Pacific LLC 8.88%, 5/15/2031	500,000	606,375
International Paper Co.:
4.80%, 6/15/2044	385,000	339,431
5.15%, 5/15/2046	135,000	123,972
7.30%, 11/15/2039	305,000	356,020
Suzano Austria GmbH:
2.50%, 9/15/2028	50,000	47,240
3.13%, 1/15/2032 (a)	200,000	178,640
3.75%, 1/15/2031	1,216,000	1,146,396
5.00%, 1/15/2030	559,000	559,117
Suzano Netherlands BV 5.50%, 1/15/2036	145,000	143,504
		3,723,099
GAS — 0.5%
Atmos Energy Corp.:
2.85%, 2/15/2052	100,000	62,103
4.13%, 3/15/2049	447,000	358,311
5.45%, 1/15/2056	785,000	760,343
5.90%, 11/15/2033	950,000	1,027,748
6.20%, 11/15/2053	250,000	270,142
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	890,000	918,320

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NiSource, Inc.:
4.38%, 5/15/2047	$200,000	$166,034
4.80%, 2/15/2044	250,000	225,042
5.25%, 3/30/2028 (a)	176,000	180,499
5.25%, 2/15/2043	198,000	190,070
5.35%, 4/1/2034	124,000	127,869
5.35%, 7/15/2035	1,000,000	1,023,280
5.85%, 4/1/2055	220,000	219,432
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	250,000	260,400
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (c)	624,000	649,016
ONE Gas, Inc. 5.10%, 4/1/2029	400,000	411,864
Piedmont Natural Gas Co., Inc.:
4.65%, 8/1/2043	50,000	44,599
5.40%, 6/15/2033	60,000	62,383
Southern California Gas Co.:
5.45%, 6/15/2035 (a)	190,000	197,857
5.75%, 6/1/2053	560,000	557,575
6.00%, 6/15/2055	496,000	509,982
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	20,000	12,984
Series A, 4.05%, 9/15/2028	70,000	70,036
4.40%, 5/30/2047	100,000	83,360
Series B, 5.10%, 9/15/2035	75,000	75,590
5.88%, 3/15/2041	175,000	180,996
Southwest Gas Corp. 4.05%, 3/15/2032	128,000	123,497
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	230,000	167,833
Series K, 3.80%, 9/15/2046	100,000	77,729
		9,014,894
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	75,000	68,590
Regal Rexnord Corp. 6.40%, 4/15/2033	600,000	645,366
Snap-on, Inc.:
3.25%, 3/1/2027	200,000	198,480
4.10%, 3/1/2048 (a)	450,000	370,476
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	650,000	595,348
2.75%, 11/15/2050 (a)	194,000	115,199
4.85%, 11/15/2048	700,000	615,251
		2,608,710
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 1.15%, 1/30/2028	568,000	539,810
Security Description	Principal Amount	Value
Agilent Technologies, Inc. 2.10%, 6/4/2030	$346,000	$316,068
Baxter International, Inc.:
2.27%, 12/1/2028	300,000	283,200
2.54%, 2/1/2032	750,000	653,595
3.13%, 12/1/2051 (a)	100,000	62,836
3.50%, 8/15/2046 (a)	488,000	345,797
4.45%, 2/15/2029	95,000	95,244
4.90%, 12/15/2030	125,000	125,835
5.65%, 12/15/2035	410,000	415,875
Boston Scientific Corp. 2.65%, 6/1/2030	241,000	226,783
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	520,000	480,501
DH Europe Finance II SARL 2.60%, 11/15/2029	1,500,000	1,421,625
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	80,000	80,229
4.80%, 1/15/2031	174,000	177,229
4.95%, 12/15/2035	110,000	109,908
5.86%, 3/15/2030	300,000	317,247
5.91%, 11/22/2032	1,310,000	1,410,359
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	678,000	682,834
4.50%, 3/30/2033	600,000	602,268
Medtronic, Inc. 4.63%, 3/15/2045	233,000	213,388
Revvity, Inc.:
2.55%, 3/15/2031	50,000	45,184
3.30%, 9/15/2029	584,000	562,666
Smith & Nephew PLC 5.15%, 3/20/2027	150,000	151,707
Solventum Corp.:
5.40%, 3/1/2029	682,000	706,593
5.60%, 3/23/2034	600,000	624,714
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	130,000	96,369
Stryker Corp.:
4.63%, 3/15/2046	100,000	89,371
4.70%, 2/10/2028	1,000,000	1,014,020
4.85%, 2/10/2030 (a)	160,000	164,165
5.20%, 2/10/2035	135,000	138,750
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	83,148
4.20%, 3/1/2031	250,000	249,910
4.47%, 10/7/2032	250,000	250,623
4.79%, 10/7/2035	350,000	351,078
4.80%, 11/21/2027	145,000	147,648
4.89%, 10/7/2037	250,000	248,580
5.00%, 1/31/2029	222,000	228,558
5.09%, 8/10/2033	300,000	311,235
5.20%, 1/31/2034	75,000	78,041
5.30%, 2/1/2044	424,000	417,704

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	$1,038,000	$1,071,496
		15,592,191
HEALTH CARE SERVICES — 4.1%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	65,000	65,281
5.76%, 12/1/2034	1,000,000	1,030,790
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	200,000	184,350
3.39%, 10/15/2049	150,000	107,258
4.27%, 8/15/2048	300,000	251,307
Aetna, Inc.:
4.75%, 3/15/2044	450,000	393,651
6.75%, 12/15/2037	372,000	410,108
AHS Hospital Corp. 5.02%, 7/1/2045	10,000	9,237
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	77,840
Ascension Health:
Series B, 2.53%, 11/15/2029	1,050,000	992,533
3.95%, 11/15/2046	200,000	162,582
Series 2025, 4.08%, 11/15/2028	250,000	251,107
Series 2025, 4.29%, 11/15/2030	250,000	250,570
4.85%, 11/15/2053	100,000	90,197
Series 2025, 4.92%, 11/15/2035	250,000	250,505
Banner Health Series 2020, 3.18%, 1/1/2050 (a)	80,000	54,779
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	334,000	238,590
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	459,000	411,195
Series 2021, 2.84%, 11/15/2050	50,000	31,666
4.19%, 11/15/2045	5,000	4,211
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	300,000	195,894
Centene Corp.:
2.45%, 7/15/2028	320,000	299,526
2.50%, 3/1/2031	809,000	697,900
3.00%, 10/15/2030	900,000	805,284
3.38%, 2/15/2030	1,000,000	920,620
4.63%, 12/15/2029	1,096,000	1,062,780
Security Description	Principal Amount	Value
Children's Health System of Texas 2.51%, 8/15/2050	$130,000	$76,565
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	300,000	193,146
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	100,000	60,882
Series 2017, 4.12%, 1/1/2047	200,000	166,922
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	50,000	43,622
Cigna Group:
2.38%, 3/15/2031	235,000	212,788
3.40%, 3/1/2027	300,000	298,104
3.40%, 3/15/2050	900,000	629,739
3.40%, 3/15/2051	250,000	173,668
3.88%, 10/15/2047	816,000	628,532
4.38%, 10/15/2028	950,000	958,474
4.50%, 9/15/2030	1,000,000	1,007,150
4.80%, 7/15/2046	316,000	280,681
4.88%, 9/15/2032	180,000	182,317
4.90%, 12/15/2048	203,000	180,960
5.25%, 2/15/2034	570,000	586,182
5.25%, 1/15/2036	852,000	866,791
5.60%, 2/15/2054	203,000	197,229
6.00%, 1/15/2056 (a)	305,000	313,799
City of Hope:
Series 2018, 4.38%, 8/15/2048	143,000	116,981
Series 2013, 5.62%, 11/15/2043	450,000	444,298
Cleveland Clinic Foundation 4.86%, 1/1/2114	150,000	127,265
CommonSpirit Health:
2.78%, 10/1/2030	801,000	745,771
3.35%, 10/1/2029	100,000	96,657
AGM, 3.82%, 10/1/2049	22,000	16,455
3.91%, 10/1/2050	268,000	200,480
4.19%, 10/1/2049	200,000	157,004
4.35%, 9/1/2030	210,000	209,244
4.35%, 11/1/2042	600,000	522,390
4.83%, 9/1/2035	250,000	247,425
4.98%, 9/1/2035	210,000	207,650
5.58%, 9/1/2045	180,000	176,060
5.66%, 9/1/2055	200,000	193,784
6.46%, 11/1/2052	100,000	107,609
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	200,000	127,666
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	470,000	366,290

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dignity Health 5.27%, 11/1/2064	$650,000	$583,420
Elevance Health, Inc.:
2.55%, 3/15/2031	150,000	136,970
2.88%, 9/15/2029	100,000	95,266
3.65%, 12/1/2027	100,000	99,530
4.00%, 9/15/2028	515,000	514,186
4.38%, 12/1/2047	100,000	83,094
4.55%, 3/1/2048	500,000	425,370
4.60%, 9/15/2032	555,000	553,873
4.63%, 5/15/2042	200,000	179,752
4.75%, 2/15/2033	250,000	250,950
4.95%, 11/1/2031	520,000	531,253
5.00%, 1/15/2036 (a)	290,000	288,512
5.10%, 1/15/2044	850,000	800,963
5.13%, 2/15/2053	300,000	270,957
5.15%, 6/15/2029	87,000	89,674
5.65%, 6/15/2054	200,000	194,496
5.70%, 2/15/2055 (a)	115,000	112,263
5.70%, 9/15/2055 (a)	550,000	539,918
5.85%, 11/1/2064	458,000	449,664
6.10%, 10/15/2052	220,000	226,747
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	110,000	70,259
4.50%, 7/1/2057	125,000	105,138
Hartford HealthCare Corp. 3.45%, 7/1/2054	162,000	115,195
HCA, Inc.:
2.38%, 7/15/2031	300,000	268,782
3.13%, 3/15/2027	341,000	337,471
3.50%, 9/1/2030	350,000	336,661
3.50%, 7/15/2051	230,000	156,230
3.63%, 3/15/2032	732,000	691,455
4.30%, 11/15/2030	105,000	104,597
4.38%, 3/15/2042	630,000	537,888
4.50%, 2/15/2027	200,000	200,428
4.60%, 11/15/2032	125,000	124,064
4.63%, 3/15/2052	175,000	142,783
4.90%, 11/15/2035	210,000	207,243
5.25%, 3/1/2030	236,000	243,658
5.25%, 6/15/2049	800,000	724,176
5.45%, 4/1/2031	942,000	982,949
5.45%, 9/15/2034	191,000	196,604
5.50%, 3/1/2032	200,000	208,460
5.50%, 6/1/2033	850,000	884,331
5.63%, 9/1/2028	1,581,000	1,629,742
5.70%, 11/15/2055	155,000	147,992
5.75%, 3/1/2035	150,000	157,437
5.88%, 2/1/2029	556,000	579,241
5.90%, 6/1/2053	500,000	489,990
5.95%, 9/15/2054 (a)	350,000	346,234
6.00%, 4/1/2054	265,000	263,754
6.10%, 4/1/2064 (a)	363,000	360,412
Security Description	Principal Amount	Value
6.20%, 3/1/2055	$125,000	$127,595
Humana, Inc.:
1.35%, 2/3/2027	185,000	179,567
4.80%, 3/15/2047	942,000	799,353
5.75%, 4/15/2054	600,000	565,530
5.88%, 3/1/2033 (a)	400,000	420,256
5.95%, 3/15/2034	300,000	314,943
Icon Investments Six DAC 6.00%, 5/8/2034	1,000,000	1,057,930
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	100,000	79,909
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	588,000	425,553
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	74,436
IQVIA, Inc. 5.70%, 5/15/2028	1,003,000	1,034,133
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	100,000	79,758
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	249,000	162,664
Series 2019, 3.27%, 11/1/2049	550,000	383,949
4.88%, 4/1/2042	300,000	283,290
Laboratory Corp. of America Holdings:
4.35%, 4/1/2030	361,000	361,321
4.70%, 2/1/2045 (a)	130,000	115,703
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	100,000	68,747
Series 2017, 3.77%, 7/1/2048	350,000	270,375
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	300,000	192,183
Series 2013, 4.00%, 11/15/2047	225,000	179,789
Series 2016, 4.13%, 11/15/2052	235,000	188,024
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	300,000	252,621
Memorial Health Services 3.45%, 11/1/2049	160,000	114,000
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	225,000	147,314
4.13%, 7/1/2052 (a)	30,000	24,125
Methodist Hospital Series 20A, 2.71%, 12/1/2050	180,000	111,019

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Montefiore Obligated Group:
4.29%, 9/1/2050	$285,000	$199,822
Series 18-C, 5.25%, 11/1/2048	180,000	149,344
New York & Presbyterian Hospital:
2.26%, 8/1/2040	100,000	69,797
Series 2019, 3.95%, 8/1/2119	240,000	164,604
4.02%, 8/1/2045	140,000	115,794
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	193,000	142,561
3.98%, 11/1/2046 (a)	71,000	55,763
4.26%, 11/1/2047	385,000	316,301
Novant Health, Inc.:
2.64%, 11/1/2036	150,000	119,667
3.17%, 11/1/2051	165,000	109,242
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	70,000	47,907
4.78%, 7/1/2044	400,000	364,412
Series 13-A, 5.75%, 7/1/2043	110,000	112,647
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (a)	429,000	367,348
OhioHealth Corp. 2.30%, 11/15/2031	100,000	89,824
Orlando Health Obligated Group:
4.09%, 10/1/2048	50,000	40,458
5.48%, 10/1/2035	100,000	104,301
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	100,000	65,666
Series 2018, 4.79%, 11/15/2048 (a)	280,000	241,329
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	350,000	248,591
Presbyterian Healthcare Services 4.88%, 8/1/2052	100,000	88,730
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (a)	305,000	180,865
Series A, 3.93%, 10/1/2048	200,000	155,228
5.37%, 10/1/2032	120,000	124,122
5.40%, 10/1/2033	1,000,000	1,030,400
Quest Diagnostics, Inc. 6.40%, 11/30/2033	450,000	498,240
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029	280,000	277,586
Security Description	Principal Amount	Value
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	$70,000	$43,271
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	300,000	290,067
Series 2018, 3.80%, 11/15/2048	475,000	369,027
Sutter Health:
Series 20A, 2.29%, 8/15/2030	345,000	317,369
Series 2018, 3.70%, 8/15/2028	100,000	99,260
5.16%, 8/15/2033	892,000	917,734
Series 2025, 5.21%, 8/15/2032	570,000	590,908
Series 2025, 5.54%, 8/15/2035	125,000	130,549
Toledo Hospital AGM, 5.75%, 11/15/2038 (a)	587,000	593,886
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	135,000	99,135
Series 2019, 3.43%, 12/1/2048	150,000	112,703
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	100,000	93,560
UnitedHealth Group, Inc.:
3.25%, 5/15/2051	1,200,000	811,224
3.88%, 8/15/2059	200,000	143,622
4.20%, 1/15/2047	550,000	450,857
4.25%, 4/15/2047	200,000	164,930
4.25%, 6/15/2048	400,000	327,208
4.40%, 6/15/2028	750,000	758,385
4.45%, 12/15/2048	269,000	226,159
4.50%, 4/15/2033	1,493,000	1,482,071
4.65%, 1/15/2031	115,000	117,409
4.75%, 7/15/2045	315,000	283,443
4.75%, 5/15/2052	1,600,000	1,383,360
4.95%, 1/15/2032	200,000	205,078
5.05%, 4/15/2053	508,000	459,232
5.25%, 2/15/2028	1,000,000	1,027,820
5.35%, 2/15/2033	2,038,000	2,123,779
5.38%, 4/15/2054	2,147,000	2,028,529
5.50%, 7/15/2044	331,000	328,468
5.50%, 4/15/2064	650,000	611,455
5.63%, 7/15/2054	1,048,000	1,028,989
5.75%, 7/15/2064	690,000	674,095
5.88%, 2/15/2053	728,000	735,047
5.95%, 6/15/2055 (a)	100,000	102,878
6.63%, 11/15/2037	715,000	805,862
Universal Health Services, Inc.:
2.65%, 10/15/2030	100,000	91,148
2.65%, 1/15/2032	340,000	300,312

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/15/2029	$486,000	$488,031
UPMC:
5.04%, 5/15/2033	169,000	172,336
5.38%, 5/15/2043	500,000	486,285
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	301,000	189,440
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	1,134,000	997,410
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050 (a)	158,000	92,918
		73,660,258
HOME BUILDERS — 0.2%
DR Horton, Inc.:
4.85%, 10/15/2030 (a)	551,000	562,659
5.50%, 10/15/2035	555,000	577,555
Lennar Corp. 5.20%, 7/30/2030 (a)	112,000	115,164
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	50,000	51,083
PulteGroup, Inc.:
5.00%, 1/15/2027	408,000	410,876
6.38%, 5/15/2033 (a)	300,000	329,148
7.88%, 6/15/2032	324,000	379,880
Sekisui House U.S., Inc.:
2.50%, 1/15/2031	25,000	22,209
3.97%, 8/6/2061	375,000	251,479
6.00%, 1/15/2043	325,000	303,911
		3,003,964
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027	150,000	147,627
3.50%, 11/15/2051	165,000	108,547
4.40%, 3/15/2029 (a)	778,000	769,675
		1,025,849
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.25%, 8/15/2032	100,000	94,228
4.20%, 5/1/2030	465,000	468,297
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,000,000	936,130
3.13%, 12/1/2049	400,000	265,772
4.15%, 3/15/2047	765,000	614,593
4.38%, 5/15/2028	100,000	100,990
5.00%, 2/14/2034 (a)	381,000	386,631
6.00%, 5/15/2037	25,000	26,985
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	545,000	541,049
3.63%, 3/24/2032	743,000	707,091
Security Description	Principal Amount	Value
Kenvue, Inc.:
4.85%, 5/22/2032	$850,000	$868,598
5.20%, 3/22/2063	149,000	135,334
Procter & Gamble Co.:
1.90%, 2/1/2027	250,000	245,482
2.80%, 3/25/2027	400,000	395,816
3.00%, 3/25/2030	1,238,000	1,193,680
4.05%, 5/1/2030	440,000	442,323
4.10%, 11/3/2032	500,000	497,105
4.35%, 11/3/2035	500,000	493,870
4.55%, 1/29/2034	50,000	50,764
Unilever Capital Corp.:
2.13%, 9/6/2029 (a)	249,000	233,868
2.90%, 5/5/2027	320,000	316,813
3.50%, 3/22/2028	379,000	376,457
5.90%, 11/15/2032	947,000	1,033,556
		10,425,432
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	400,000	424,364
Church & Dwight Co., Inc.:
3.95%, 8/1/2047 (a)	50,000	39,801
5.60%, 11/15/2032 (a)	36,000	38,250
Clorox Co. 1.80%, 5/15/2030	150,000	135,179
Kimberly-Clark Corp.:
3.10%, 3/26/2030	400,000	385,132
3.20%, 7/30/2046	145,000	103,778
3.95%, 11/1/2028	293,000	293,650
		1,420,154
INSURANCE — 2.5%
ACE Capital Trust II 9.70%, 4/1/2030	240,000	288,062
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	350,000	354,091
Aflac, Inc. 4.75%, 1/15/2049	639,000	563,291
Alleghany Corp.:
3.63%, 5/15/2030	73,000	71,310
4.90%, 9/15/2044	21,000	19,172
Allstate Corp.:
4.50%, 6/15/2043	100,000	87,610
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	470,000	494,318
American Financial Group, Inc.:
4.50%, 6/15/2047	240,000	202,022
5.00%, 9/23/2035 (a)	54,000	53,089
American International Group, Inc.:
4.75%, 4/1/2048	200,000	178,002
4.85%, 5/7/2030 (a)	150,000	153,726
5.13%, 3/27/2033	300,000	308,622

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
American National Group, Inc.:
5.00%, 6/15/2027	$198,000	$199,503
6.00%, 7/15/2035	150,000	152,097
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	45,219
2.90%, 8/23/2051	203,000	126,577
3.90%, 2/28/2052	200,000	149,736
5.00%, 9/12/2032	200,000	204,910
5.35%, 2/28/2033	200,000	208,384
Aon Global Ltd.:
4.60%, 6/14/2044	666,000	582,450
4.75%, 5/15/2045	100,000	88,930
Aon North America, Inc.:
5.13%, 3/1/2027 (a)	100,000	101,256
5.15%, 3/1/2029 (a)	232,000	238,779
5.45%, 3/1/2034	200,000	207,962
5.75%, 3/1/2054	37,000	36,877
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	678,000	644,019
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	420,000	424,591
4.85%, 12/15/2029 (a)	100,000	102,336
6.50%, 2/15/2034	400,000	440,752
6.75%, 2/15/2054	100,000	110,523
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	75,000	78,123
Assurant, Inc.:
2.65%, 1/15/2032	160,000	141,816
5.55%, 2/15/2036	35,000	35,575
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	84,000	59,201
Athene Holding Ltd.:
3.45%, 5/15/2052 (a)	350,000	221,498
4.13%, 1/12/2028	255,000	254,725
5.88%, 1/15/2034 (a)	205,000	212,552
6.25%, 4/1/2054 (a)	260,000	253,729
6.63%, 5/19/2055	449,000	457,553
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	40,000	39,923
6.65%, 2/1/2033	800,000	867,704
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	127,000	122,330
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	300,000	193,155
3.85%, 3/15/2052	1,064,000	820,004
4.25%, 1/15/2049	500,000	420,155
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	100,000	98,891
3.85%, 12/22/2051	100,000	60,285
4.70%, 6/22/2047	1,021,000	750,660
5.63%, 5/15/2030 (a)	50,000	50,694
Security Description	Principal Amount	Value
Brown & Brown, Inc.:
2.38%, 3/15/2031	$100,000	$89,713
4.20%, 3/17/2032	150,000	145,008
4.70%, 6/23/2028	275,000	278,272
4.90%, 6/23/2030	100,000	101,436
4.95%, 3/17/2052	25,000	21,862
5.25%, 6/23/2032	150,000	153,270
5.55%, 6/23/2035	100,000	102,654
Chubb INA Holdings LLC:
4.15%, 3/13/2043	100,000	86,291
4.90%, 8/15/2035	600,000	602,730
Series 1, 6.50%, 5/15/2038	100,000	113,417
Cincinnati Financial Corp. 6.13%, 11/1/2034	261,000	280,886
CNA Financial Corp.:
5.20%, 8/15/2035	250,000	251,290
5.50%, 6/15/2033	140,000	145,209
CNO Financial Group, Inc. 6.45%, 6/15/2034	200,000	211,604
Corebridge Financial, Inc.:
3.65%, 4/5/2027	125,000	124,265
3.90%, 4/5/2032	276,000	262,056
4.35%, 4/5/2042	100,000	85,435
5.75%, 1/15/2034 (a)	479,000	500,871
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	500,000	504,210
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	200,000	204,716
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	50,000	49,368
Enstar Group Ltd. 3.10%, 9/1/2031	1,400,000	1,257,144
Equitable Holdings, Inc.:
4.35%, 4/20/2028	433,000	434,788
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (c)	819,000	854,610
Essent Group Ltd. 6.25%, 7/1/2029	100,000	104,432
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	200,000	139,390
4.87%, 6/1/2044	127,000	112,432
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	600,000	610,644
6.50%, 6/4/2029	200,000	208,280
7.40%, 1/13/2028	300,000	314,115
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	197,000	199,703
5.75%, 5/20/2035	250,000	259,765
6.10%, 3/15/2055	200,000	200,554
6.35%, 3/22/2054	250,000	258,858
6.50%, 5/20/2055	250,000	264,317
Fidelity National Financial, Inc. 3.20%, 9/17/2051	481,000	305,536

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
First American Financial Corp.:
4.00%, 5/15/2030	$200,000	$193,412
5.45%, 9/30/2034	100,000	100,156
Globe Life, Inc.:
2.15%, 8/15/2030	300,000	271,389
5.85%, 9/15/2034	82,000	86,153
Hanover Insurance Group, Inc. 5.50%, 9/1/2035	45,000	45,677
Hartford Insurance Group, Inc.:
4.30%, 4/15/2043	209,000	179,521
6.10%, 10/1/2041	516,000	551,645
Horace Mann Educators Corp. 4.70%, 10/1/2030	125,000	124,004
Jackson Financial, Inc.:
4.00%, 11/23/2051	502,000	350,687
5.17%, 6/8/2027	200,000	202,518
Kemper Corp. 3.80%, 2/23/2032	57,000	52,715
Lincoln National Corp.:
3.40%, 1/15/2031	7,000	6,656
3.80%, 3/1/2028 (a)	200,000	198,950
5.35%, 11/15/2035	600,000	605,718
7.00%, 6/15/2040	144,000	162,046
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	1,426,000	1,421,365
4.99%, 12/11/2035	155,000	154,915
Markel Group, Inc.:
3.50%, 11/1/2027	200,000	198,356
5.00%, 5/20/2049	150,000	132,504
6.00%, 5/16/2054	150,000	150,923
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	400,000	329,408
4.90%, 3/15/2049	600,000	543,456
5.40%, 3/15/2055	250,000	240,763
5.45%, 3/15/2054	500,000	484,370
5.70%, 9/15/2053	874,000	879,672
5.88%, 8/1/2033	200,000	216,942
MetLife, Inc.:
4.13%, 8/13/2042	1,219,000	1,039,173
4.72%, 12/15/2044	520,000	470,012
5.00%, 7/15/2052	100,000	91,491
5.88%, 2/6/2041	200,000	210,362
10.75%, 8/1/2069	1,032,000	1,373,117
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	283,000	281,509
Old Republic International Corp.:
3.85%, 6/11/2051	238,000	172,402
5.75%, 3/28/2034	150,000	155,999
PartnerRe Finance B LLC:
3.70%, 7/2/2029	105,000	102,416
Security Description	Principal Amount	Value
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	$300,000	$281,820
Principal Financial Group, Inc.:
4.30%, 11/15/2046	180,000	151,380
4.35%, 5/15/2043	17,000	14,611
5.38%, 3/15/2033	300,000	313,422
Progressive Corp.:
4.13%, 4/15/2047	210,000	173,750
4.35%, 4/25/2044	185,000	160,959
4.95%, 6/15/2033 (a)	200,000	205,120
6.25%, 12/1/2032 (a)	118,000	130,527
6.63%, 3/1/2029	86,000	92,657
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	929,000	864,825
3.94%, 12/7/2049	925,000	716,940
5.20%, 3/14/2035	43,000	44,102
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	242,000	255,363
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	1,500,000	1,602,480
Reinsurance Group of America, Inc. 3.15%, 6/15/2030	200,000	189,304
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,273,000	1,331,329
Selective Insurance Group, Inc. 5.90%, 4/15/2035	100,000	104,839
SiriusPoint Ltd. 7.00%, 4/5/2029	317,000	335,931
Stewart Information Services Corp. 3.60%, 11/15/2031	210,000	185,648
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	873,000	1,091,625
Travelers Cos., Inc.:
4.00%, 5/30/2047	150,000	121,781
4.05%, 3/7/2048	250,000	202,745
4.10%, 3/4/2049	89,000	72,250
4.60%, 8/1/2043	314,000	282,452
5.05%, 7/24/2035	55,000	55,911
6.75%, 6/20/2036	261,000	300,121
Unum Group:
4.00%, 6/15/2029	160,000	158,362
5.25%, 12/15/2035	235,000	233,386
Willis North America, Inc.:
3.88%, 9/15/2049	200,000	148,570
4.55%, 3/15/2031	175,000	175,334
5.05%, 9/15/2048	320,000	287,274
5.15%, 3/15/2036	180,000	180,167
5.35%, 5/15/2033	250,000	257,960
XL Group Ltd. 5.25%, 12/15/2043	200,000	189,034
		44,508,301

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 2.2%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	$330,000	$241,784
3.25%, 2/9/2061	300,000	194,118
3.40%, 12/6/2027 (a)	347,000	343,825
4.00%, 12/6/2037 (a)	800,000	734,984
4.40%, 12/6/2057	600,000	497,790
4.88%, 5/26/2030 (a)	500,000	514,930
5.63%, 11/26/2054 (a)	170,000	171,868
Alphabet, Inc.:
1.90%, 8/15/2040	620,000	420,174
2.25%, 8/15/2060 (a)	400,000	205,048
3.88%, 11/15/2028	1,000,000	1,004,600
4.10%, 11/15/2030	355,000	356,175
4.38%, 11/15/2032	295,000	295,920
4.70%, 11/15/2035	455,000	455,291
5.25%, 5/15/2055	1,100,000	1,054,218
5.30%, 5/15/2065	600,000	564,546
5.35%, 11/15/2045	500,000	497,410
5.45%, 11/15/2055	500,000	490,905
5.70%, 11/15/2075	215,000	211,865
Amazon.com, Inc.:
1.20%, 6/3/2027	832,000	804,220
1.50%, 6/3/2030	585,000	527,120
2.10%, 5/12/2031	907,000	819,221
2.50%, 6/3/2050	453,000	271,438
3.10%, 5/12/2051	774,000	519,548
3.15%, 8/22/2027	2,300,000	2,283,440
3.25%, 5/12/2061	3,285,000	2,100,265
3.30%, 4/13/2027	250,000	248,950
3.60%, 4/13/2032 (a)	260,000	252,138
3.90%, 11/20/2028	125,000	125,376
3.95%, 4/13/2052	500,000	390,810
4.05%, 8/22/2047	865,000	710,719
4.10%, 11/20/2030	200,000	200,210
4.25%, 8/22/2057	721,000	579,006
4.35%, 3/20/2033	369,000	367,889
4.55%, 12/1/2027	613,000	623,433
4.65%, 11/20/2035	750,000	746,865
5.45%, 11/20/2055	828,000	809,171
5.55%, 11/20/2065	500,000	485,090
AppLovin Corp.:
5.13%, 12/1/2029	1,063,000	1,090,319
5.50%, 12/1/2034	50,000	51,371
Baidu, Inc.:
1.63%, 2/23/2027 (a)	50,000	48,743
3.43%, 4/7/2030 (a)	690,000	668,920
4.38%, 3/29/2028	235,000	236,831
eBay, Inc.:
4.00%, 7/15/2042	798,000	661,486
4.25%, 3/6/2029	500,000	501,735
5.13%, 11/6/2035 (a)	800,000	800,608
Expedia Group, Inc.:
3.80%, 2/15/2028	428,000	425,603
5.40%, 2/15/2035	242,000	248,411
Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.50%, 8/15/2027	$1,500,000	$1,497,630
3.85%, 8/15/2032 (a)	933,000	904,795
4.20%, 11/15/2030 (a)	1,000,000	1,001,820
4.30%, 8/15/2029 (a)	200,000	202,330
4.55%, 8/15/2031	594,000	604,502
4.60%, 5/15/2028	400,000	407,388
4.60%, 11/15/2032	1,300,000	1,310,673
4.88%, 11/15/2035	625,000	624,519
4.95%, 5/15/2033	659,000	678,955
5.50%, 11/15/2045	1,000,000	971,930
5.55%, 8/15/2064	1,583,000	1,470,496
5.63%, 11/15/2055	625,000	600,887
5.75%, 5/15/2063	700,000	672,665
5.75%, 11/15/2065	1,000,000	955,280
Netflix, Inc.:
4.88%, 4/15/2028	594,000	605,773
4.90%, 8/15/2034 (a)	44,000	45,084
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	900,000	812,745
Uber Technologies, Inc.:
4.15%, 1/15/2031	180,000	179,165
4.80%, 9/15/2034	200,000	199,596
4.80%, 9/15/2035	155,000	153,851
5.35%, 9/15/2054 (a)	200,000	190,122
Weibo Corp. 3.38%, 7/8/2030 (a)	350,000	331,783
		40,276,376
INVESTMENT COMPANY SECURITIES — 1.4%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	60,000	59,979
5.88%, 8/30/2030	200,000	202,130
6.90%, 4/13/2029	600,000	630,192
ARES Capital Corp.:
2.88%, 6/15/2028	154,000	147,190
3.20%, 11/15/2031	450,000	399,487
5.10%, 1/15/2031	400,000	394,868
5.50%, 9/1/2030	500,000	503,605
5.80%, 3/8/2032	400,000	403,932
5.88%, 3/1/2029	800,000	820,896
5.95%, 7/15/2029	100,000	102,700
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	250,000	247,057
5.15%, 1/15/2031 (b)	250,000	245,357
5.45%, 9/9/2028 (b)	145,000	146,073
5.70%, 3/15/2028	500,000	506,360
5.80%, 9/9/2030 (b)	175,000	176,790
6.20%, 3/21/2032	250,000	256,575
6.35%, 8/15/2029	231,000	237,972
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030 (a)	100,000	99,877
Barings BDC, Inc.:
5.20%, 9/15/2028	150,000	149,222

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 2/15/2029	$184,000	$189,901
Barings Private Credit Corp. 6.15%, 6/11/2030 (b)	250,000	249,355
Blackstone Private Credit Fund:
5.05%, 9/10/2030	1,000,000	984,750
5.60%, 11/22/2029	100,000	100,914
5.95%, 7/16/2029	250,000	255,112
6.00%, 1/29/2032	100,000	101,492
6.00%, 11/22/2034	200,000	202,130
7.30%, 11/27/2028	606,000	642,742
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	312,000	295,008
5.13%, 1/31/2031 (a)	250,000	246,912
5.30%, 6/30/2030	97,000	96,617
5.35%, 4/13/2028	948,000	956,181
Blue Owl Capital Corp.:
3.13%, 4/13/2027	616,000	601,678
5.95%, 3/15/2029 (a)	452,000	456,208
6.20%, 7/15/2030	300,000	303,975
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	640,000	639,091
6.60%, 9/15/2029	280,000	287,941
7.75%, 1/15/2029	177,000	187,179
7.95%, 6/13/2028	495,000	523,413
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (a) (b)	333,000	334,871
6.75%, 4/4/2029 (a)	350,000	358,046
Capital Southwest Corp. 5.95%, 9/18/2030	155,000	156,083
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	210,000	206,953
6.75%, 2/18/2030	189,000	193,602
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (a) (b)	250,000	247,810
7.20%, 6/15/2029	540,000	556,945
FS KKR Capital Corp.:
3.13%, 10/12/2028	230,000	212,242
3.25%, 7/15/2027	50,000	48,214
6.13%, 1/15/2030 (a)	100,000	98,492
6.13%, 1/15/2031	250,000	244,017
6.88%, 8/15/2029 (a)	100,000	100,850
7.88%, 1/15/2029	495,000	513,053
Goldman Sachs BDC, Inc.:
5.65%, 9/9/2030	282,000	283,266
6.38%, 3/11/2027	150,000	153,242
Goldman Sachs Private Credit Corp.:
5.38%, 1/31/2029 (b)	125,000	125,438
5.88%, 5/6/2028 (b)	80,000	81,462
6.25%, 5/6/2030 (a) (b)	395,000	402,726
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	200,000	194,054
6.00%, 7/15/2029 (a)	439,000	449,005
Security Description	Principal Amount	Value
7.05%, 12/5/2028	$75,000	$79,157
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (b)	700,000	704,522
5.80%, 9/12/2029	200,000	202,736
5.88%, 5/1/2030 (a)	50,000	50,786
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	200,000	205,454
6.38%, 7/1/2034	170,000	173,327
6.75%, 7/15/2035	175,000	183,155
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (a) (b)	250,000	248,532
5.30%, 6/5/2027 (b)	65,000	65,401
5.45%, 1/14/2028	300,000	303,459
5.45%, 11/15/2030 (b)	250,000	249,290
5.85%, 6/5/2030 (b)	460,000	465,856
5.95%, 4/14/2032 (a)	200,000	203,062
6.75%, 1/30/2029	153,000	159,766
Main Street Capital Corp.:
5.40%, 8/15/2028	500,000	502,055
6.50%, 6/4/2027	100,000	102,133
6.95%, 3/1/2029	56,000	58,476
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030 (a)	100,000	102,427
6.15%, 5/17/2029 (a)	200,000	205,734
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	125,000	124,270
6.25%, 5/31/2030 (b)	225,000	226,373
New Mountain Finance Corp.:
6.20%, 10/15/2027	204,000	207,421
6.88%, 2/1/2029 (a)	130,000	132,132
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	105,000	104,815
5.75%, 2/1/2030	100,000	99,818
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	100,000	102,474
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030 (a)	50,000	50,301
7.10%, 2/15/2029	394,000	406,171
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (b)	500,000	502,535
6.50%, 7/23/2029 (a)	111,000	114,227
8.40%, 11/14/2028 (a)	200,000	215,516
Sixth Street Lending Partners 6.50%, 3/11/2029	380,000	393,726
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	125,000	126,344
		25,082,683

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.55%, 11/29/2027	$168,000	$174,901
6.75%, 3/1/2041	799,000	873,874
7.00%, 10/15/2039	210,000	236,872
Gerdau Trade, Inc. 5.75%, 6/9/2035	275,000	284,364
Nucor Corp.:
3.95%, 5/1/2028	1,056,000	1,055,947
4.40%, 5/1/2048 (a)	420,000	358,109
5.20%, 8/1/2043	175,000	170,315
Steel Dynamics, Inc.:
4.00%, 12/15/2028	275,000	274,728
5.25%, 5/15/2035	210,000	214,410
5.75%, 5/15/2055	100,000	99,730
Vale Overseas Ltd.:
3.75%, 7/8/2030	900,000	867,123
6.13%, 6/12/2033	1,276,000	1,363,750
6.40%, 6/28/2054 (a)	200,000	203,960
8.25%, 1/17/2034	190,000	228,287
		6,406,370
IT SERVICES — 0.6%
Accenture Capital, Inc.:
3.90%, 10/4/2027	100,000	100,383
4.05%, 10/4/2029	535,000	536,798
4.25%, 10/4/2031	343,000	343,154
Apple, Inc.:
4.20%, 5/12/2030	220,000	222,418
4.50%, 5/12/2032 (a)	1,600,000	1,636,368
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	151,000	150,872
4.35%, 2/1/2030	100,000	100,066
4.50%, 2/15/2031	270,000	269,843
4.75%, 10/6/2032	445,000	444,373
5.10%, 2/15/2036 (a)	250,000	246,733
5.30%, 4/1/2032	800,000	822,672
5.40%, 4/15/2034	250,000	256,772
Gartner, Inc.:
4.95%, 3/20/2031	250,000	250,967
5.60%, 11/20/2035	250,000	250,055
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	106,000	110,552
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	90,028
4.15%, 9/15/2028	80,000	80,050
4.40%, 9/25/2027	74,000	74,387
4.40%, 10/15/2030	350,000	348,778
4.55%, 10/15/2029	250,000	251,470
4.85%, 10/15/2031	741,000	747,943
5.00%, 10/15/2034	729,000	723,489
5.60%, 10/15/2054	800,000	742,024
Security Description	Principal Amount	Value
IBM International Capital Pte. Ltd.:
4.75%, 2/5/2031	$157,000	$159,948
4.90%, 2/5/2034	200,000	201,816
5.30%, 2/5/2054 (a)	500,000	465,690
International Business Machines Corp.:
4.65%, 2/10/2028	340,000	345,008
4.80%, 2/10/2030	100,000	102,299
5.00%, 2/10/2032	150,000	153,956
5.70%, 2/10/2055 (a)	300,000	295,764
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	205,000	217,321
Leidos, Inc.:
5.40%, 3/15/2032 (a)	161,000	167,453
5.50%, 3/15/2035 (a)	115,000	119,464
NetApp, Inc. 5.50%, 3/17/2032	100,000	104,037
		11,132,951
LEISURE TIME — 0.2%
Brunswick Corp.:
2.40%, 8/18/2031	600,000	525,270
4.40%, 9/15/2032 (a)	439,000	418,573
5.85%, 3/18/2029 (a)	100,000	103,568
Harley-Davidson, Inc. 4.63%, 7/28/2045	100,000	80,579
Polaris, Inc.:
5.60%, 3/1/2031	179,000	180,908
6.95%, 3/15/2029 (a)	763,000	808,917
Royal Caribbean Cruises Ltd.:
5.38%, 1/15/2036	135,000	135,589
7.50%, 10/15/2027	800,000	844,840
		3,098,244
LODGING — 0.3%
Choice Hotels International, Inc. 3.70%, 1/15/2031	500,000	476,055
Hyatt Hotels Corp.:
5.38%, 12/15/2031	400,000	411,824
5.40%, 12/15/2035	210,000	210,731
5.75%, 1/30/2027	80,000	81,241
5.75%, 3/30/2032	400,000	419,320
Las Vegas Sands Corp.:
5.90%, 6/1/2027	150,000	152,868
6.20%, 8/15/2034	1,150,000	1,209,720
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	242,000	226,023
4.20%, 7/15/2027	145,000	145,539
4.50%, 10/15/2031 (a)	500,000	501,175
4.90%, 4/15/2029	194,000	198,396
5.00%, 10/15/2027	151,000	153,615
5.10%, 4/15/2032 (a)	431,000	443,956
5.25%, 10/15/2035 (a)	435,000	440,877
5.30%, 5/15/2034	418,000	431,351

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/15/2037	$200,000	$204,736
Sands China Ltd.:
2.85%, 3/8/2029	425,000	402,186
3.25%, 8/8/2031	100,000	92,083
5.40%, 8/8/2028	100,000	101,802
		6,303,498
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027 (a)	730,000	728,744
3.95%, 11/14/2028	300,000	300,633
Series K, 4.10%, 8/15/2028	458,000	460,863
4.40%, 10/15/2027	982,000	994,285
4.40%, 3/3/2028	300,000	303,309
4.60%, 11/15/2027	415,000	421,794
5.00%, 5/14/2027	730,000	742,125
Caterpillar, Inc.:
3.25%, 9/19/2049	300,000	213,705
4.30%, 5/15/2044	80,000	70,166
4.75%, 5/15/2064	120,000	105,653
5.20%, 5/15/2035	330,000	342,533
5.50%, 5/15/2055 (a)	100,000	100,916
Eaton Capital ULC 4.45%, 5/9/2030	1,200,000	1,212,672
Oshkosh Corp. 3.10%, 3/1/2030	62,000	58,940
		6,056,338
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034 (a)	285,000	298,156
CNH Industrial Capital LLC:
4.50%, 10/16/2030	500,000	500,290
5.50%, 1/12/2029	220,000	227,049
Deere & Co.:
5.45%, 1/16/2035 (a)	500,000	527,630
5.70%, 1/19/2055	525,000	543,548
Deere Funding Canada Corp. 4.15%, 10/9/2030	500,000	499,860
Dover Corp.:
5.38%, 10/15/2035 (a)	200,000	208,944
5.38%, 3/1/2041	145,000	145,802
Flowserve Corp. 2.80%, 1/15/2032	60,000	53,674
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	300,000	304,884
5.70%, 8/14/2033	355,000	376,108
5.70%, 6/15/2054	120,000	120,490
John Deere Capital Corp.:
Series MTN, 1.70%, 1/11/2027	253,000	247,824
Series MTN, 2.35%, 3/8/2027	227,000	223,348
Series MTN, 4.15%, 9/15/2027 (a)	100,000	100,749
Security Description	Principal Amount	Value
Series MTN, 4.35%, 9/15/2032	$250,000	$250,677
Series MTN, 4.38%, 10/15/2030	985,000	995,096
4.50%, 1/8/2027	235,000	236,770
4.50%, 1/16/2029	40,000	40,630
Series I, 4.55%, 6/5/2030	328,000	333,507
Series MTN, 4.75%, 1/20/2028	360,000	366,840
Series MTN, 4.85%, 3/5/2027	100,000	101,266
Series MTN, 4.85%, 6/11/2029	120,000	123,383
Series MTN, 4.90%, 6/11/2027 (a)	107,000	108,806
Series MTN, 4.90%, 3/7/2031	400,000	412,928
Series MTN, 4.95%, 7/14/2028	1,000,000	1,026,830
Series I, 5.15%, 9/8/2033 (a)	1,575,000	1,650,206
Nordson Corp.:
5.60%, 9/15/2028	149,000	154,240
5.80%, 9/15/2033	99,000	104,890
nVent Finance SARL:
2.75%, 11/15/2031	859,000	773,229
5.65%, 5/15/2033	132,000	137,731
Otis Worldwide Corp. 5.13%, 9/4/2035	310,000	315,955
Regal Rexnord Corp. 6.05%, 4/15/2028	550,000	568,601
Rockwell Automation, Inc.:
2.80%, 8/15/2061	110,000	63,358
3.50%, 3/1/2029	230,000	226,281
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	103,000	104,295
4.90%, 5/29/2030	593,000	606,556
5.50%, 5/29/2035	800,000	834,360
Xylem, Inc. 4.38%, 11/1/2046	318,000	270,131
		14,184,922
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	400,000	276,800
3.75%, 2/15/2028	1,000,000	985,870
3.90%, 6/1/2052	300,000	193,695
3.95%, 6/30/2062	300,000	180,312
4.40%, 12/1/2061	298,000	194,651
4.80%, 3/1/2050	300,000	225,573
5.13%, 7/1/2049	330,000	258,746
5.38%, 4/1/2038	480,000	441,888
5.38%, 5/1/2047	1,007,000	828,852

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/1/2063	$700,000	$552,531
5.85%, 12/1/2035	500,000	499,405
6.38%, 10/23/2035	400,000	412,576
6.48%, 10/23/2045	881,000	828,730
6.65%, 2/1/2034	1,000,000	1,054,400
6.70%, 12/1/2055	125,000	120,010
6.83%, 10/23/2055	737,000	708,434
Comcast Corp.:
1.95%, 1/15/2031	235,000	209,634
2.35%, 1/15/2027	160,000	157,613
2.45%, 8/15/2052 (a)	150,000	79,329
2.65%, 2/1/2030	200,000	188,604
2.65%, 8/15/2062	330,000	166,257
2.89%, 11/1/2051	1,720,000	1,006,871
2.94%, 11/1/2056	1,500,000	843,540
2.99%, 11/1/2063	500,000	270,665
3.30%, 2/1/2027	100,000	99,464
3.30%, 4/1/2027	200,000	198,652
3.40%, 7/15/2046	400,000	277,604
3.45%, 2/1/2050	800,000	535,664
3.55%, 5/1/2028	400,000	396,568
3.75%, 4/1/2040	308,000	253,644
3.90%, 3/1/2038	412,000	358,654
3.97%, 11/1/2047	1,741,000	1,303,191
4.00%, 3/1/2048	200,000	150,240
4.00%, 11/1/2049	450,000	331,799
4.15%, 10/15/2028	524,000	526,751
4.25%, 1/15/2033	603,000	589,264
4.55%, 1/15/2029	403,000	408,936
4.60%, 10/15/2038	150,000	139,814
4.70%, 10/15/2048 (a)	551,000	459,435
4.80%, 5/15/2033 (a)	270,000	272,400
4.95%, 5/15/2032	670,000	686,288
5.30%, 6/1/2034 (a)	348,000	358,638
5.35%, 5/15/2053	1,045,000	938,441
5.50%, 11/15/2032 (a)	650,000	687,070
5.50%, 5/15/2064	319,000	284,991
5.65%, 6/1/2054 (a)	742,000	696,003
6.05%, 5/15/2055 (a)	1,000,000	989,270
6.50%, 11/15/2035	200,000	222,038
Fox Corp.:
4.71%, 1/25/2029	299,000	302,788
6.50%, 10/13/2033	1,407,000	1,551,766
Grupo Televisa SAB 8.50%, 3/11/2032	300,000	319,554
NBCUniversal Media LLC:
5.95%, 4/1/2041	427,000	436,817
6.40%, 4/30/2040	200,000	217,478
Paramount Global:
2.90%, 1/15/2027	100,000	98,344
4.60%, 1/15/2045	48,000	33,382
4.85%, 7/1/2042	400,000	294,876
4.90%, 8/15/2044	200,000	144,008
4.95%, 1/15/2031	415,000	398,329
5.25%, 4/1/2044	150,000	113,367
Security Description	Principal Amount	Value
5.50%, 5/15/2033	$200,000	$190,630
5.90%, 10/15/2040	100,000	86,980
6.88%, 4/30/2036	900,000	888,147
7.88%, 7/30/2030	350,000	378,231
TCI Communications, Inc. 7.13%, 2/15/2028	513,000	544,934
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	724,000	835,677
Time Warner Cable LLC:
4.50%, 9/15/2042	482,000	370,976
5.50%, 9/1/2041	406,000	356,139
5.88%, 11/15/2040	328,000	303,692
6.55%, 5/1/2037	600,000	612,042
6.75%, 6/15/2039	350,000	353,966
7.30%, 7/1/2038	525,000	563,031
TWDC Enterprises 18 Corp.:
Series E, 4.13%, 12/1/2041	155,000	135,244
Series GMTN, 4.13%, 6/1/2044	570,000	478,566
Series B, 7.00%, 3/1/2032	512,000	582,968
Walt Disney Co.:
2.20%, 1/13/2028	476,000	461,968
2.65%, 1/13/2031	522,000	488,263
2.75%, 9/1/2049	677,000	429,645
3.60%, 1/13/2051 (a)	800,000	595,104
3.80%, 5/13/2060	250,000	182,915
4.75%, 9/15/2044	500,000	456,170
4.95%, 10/15/2045	100,000	94,070
6.15%, 2/15/2041	100,000	108,797
6.55%, 3/15/2033	802,000	905,931
		36,164,600
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	100,000	83,541
4.38%, 6/15/2045	855,000	745,329
Timken Co. 4.13%, 4/1/2032	906,000	870,259
Valmont Industries, Inc. 5.25%, 10/1/2054	173,000	160,869
		1,859,998
MINING — 0.8%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	100,000	97,197
3.75%, 10/1/2030	300,000	287,736
Barrick North America Finance LLC 5.70%, 5/30/2041	634,000	645,754
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,050,000	1,066,579
5.00%, 2/21/2030	620,000	639,115
5.00%, 2/15/2036 (a)	210,000	212,709
5.00%, 9/30/2043	361,000	343,463
5.13%, 2/21/2032	485,000	502,513

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 9/8/2030	$165,000	$171,864
5.25%, 9/8/2033	853,000	886,045
5.75%, 9/5/2055	310,000	316,808
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	217,000	216,937
5.40%, 11/14/2034	300,000	309,504
5.45%, 3/15/2043 (a)	550,000	533,126
Newmont Corp. 5.45%, 6/9/2044	500,000	498,035
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	1,136,000	1,190,108
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,360,000	1,488,724
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	200,000	124,080
7.13%, 7/15/2028	182,000	195,817
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	49,000	42,126
4.50%, 3/14/2028	1,153,000	1,166,248
5.00%, 3/14/2032	300,000	309,384
5.00%, 3/9/2033	306,000	314,124
5.13%, 3/9/2053	274,000	255,609
5.88%, 3/14/2065	275,000	284,023
Southern Copper Corp.:
5.25%, 11/8/2042	142,000	135,745
5.88%, 4/23/2045 (a)	620,000	635,736
6.75%, 4/16/2040	912,000	1,029,310
7.50%, 7/27/2035	250,000	294,280
		14,192,699
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
3.05%, 4/15/2030	685,000	654,497
Series MTN, 3.13%, 9/19/2046	25,000	17,318
3.25%, 8/26/2049	165,000	113,601
Series MTN, 3.63%, 10/15/2047	401,000	298,500
3.70%, 4/15/2050	761,000	560,362
4.80%, 3/15/2030	440,000	450,001
5.15%, 3/15/2035	300,000	306,735
Eaton Corp.:
3.10%, 9/15/2027	49,000	48,469
3.92%, 9/15/2047	430,000	344,499
4.00%, 11/2/2032 (a)	50,000	48,996
4.15%, 11/2/2042	100,000	86,547
Illinois Tool Works, Inc. 3.90%, 9/1/2042	200,000	169,146
Parker-Hannifin Corp.:
3.25%, 6/14/2029	24,000	23,351
4.10%, 3/1/2047 (b)	1,182,000	971,758
Series MTN, 4.45%, 11/21/2044	543,000	476,673
Pentair Finance SARL:
4.50%, 7/1/2029	100,000	100,440
Security Description	Principal Amount	Value
5.90%, 7/15/2032	$350,000	$371,567
Teledyne Technologies, Inc. 2.75%, 4/1/2031 (a)	153,000	141,608
Textron, Inc.:
3.38%, 3/1/2028	365,000	359,598
3.65%, 3/15/2027	89,000	88,502
4.95%, 3/15/2036	210,000	208,551
6.10%, 11/15/2033	827,000	891,845
		6,732,564
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	629,000	605,916
3.28%, 12/1/2028	1,050,000	1,020,442
5.10%, 3/1/2030	174,000	177,242
		1,803,600
OIL & GAS — 3.4%
APA Corp.:
4.75%, 4/15/2043	44,000	34,133
6.10%, 2/15/2035 (a)	115,000	118,187
6.75%, 2/15/2055	100,000	99,829
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	394,000	359,352
2.77%, 11/10/2050	100,000	61,703
2.94%, 6/4/2051	200,000	127,590
3.00%, 2/24/2050	200,000	130,588
3.00%, 3/17/2052	250,000	160,107
3.06%, 6/17/2041	799,000	608,806
3.38%, 2/8/2061	450,000	294,318
3.59%, 4/14/2027	165,000	164,498
3.63%, 4/6/2030	116,000	113,764
4.70%, 4/10/2029	260,000	265,122
4.81%, 2/13/2033	1,534,000	1,555,323
4.89%, 9/11/2033	1,194,000	1,215,002
4.97%, 10/17/2029	195,000	200,830
4.99%, 4/10/2034	556,000	567,037
5.02%, 11/17/2027	750,000	765,675
5.23%, 11/17/2034	250,000	258,102
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	99,359
Burlington Resources LLC 5.95%, 10/15/2036	1,300,000	1,401,140
Canadian Natural Resources Ltd.:
5.00%, 12/15/2029	315,000	323,067
6.25%, 3/15/2038	292,000	310,124
6.50%, 2/15/2037	324,000	348,271
6.75%, 2/1/2039	1,008,000	1,109,647
Cenovus Energy, Inc.:
4.65%, 3/20/2031	175,000	174,513
5.40%, 3/20/2036	175,000	174,792
5.40%, 6/15/2047	208,000	190,959
Chevron Corp.:
2.24%, 5/11/2030	872,000	808,675

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.08%, 5/11/2050	$250,000	$170,002
Chevron USA, Inc.:
3.95%, 8/13/2027	200,000	200,938
4.30%, 10/15/2030 (a)	1,195,000	1,206,735
4.48%, 2/26/2028	300,000	304,533
4.69%, 4/15/2030	600,000	613,950
4.82%, 4/15/2032 (a)	200,000	205,692
ConocoPhillips 4.88%, 10/1/2047	100,000	89,533
ConocoPhillips Co.:
4.03%, 3/15/2062	500,000	363,735
5.55%, 3/15/2054	775,000	747,239
5.65%, 1/15/2065	605,000	582,796
5.70%, 9/15/2063	1,200,000	1,159,128
Continental Resources, Inc.:
4.38%, 1/15/2028	1,037,000	1,034,553
4.90%, 6/1/2044	250,000	199,272
Coterra Energy, Inc.:
5.40%, 2/15/2035	100,000	101,525
5.60%, 3/15/2034	590,000	608,461
5.90%, 2/15/2055	405,000	389,355
Devon Energy Corp.:
4.75%, 5/15/2042	868,000	751,810
5.00%, 6/15/2045	990,000	862,547
5.20%, 9/15/2034 (a)	300,000	298,938
5.60%, 7/15/2041	240,000	232,438
Diamondback Energy, Inc.:
5.40%, 4/18/2034	1,000,000	1,023,940
5.75%, 4/18/2054	350,000	331,030
5.90%, 4/18/2064	801,000	758,691
6.25%, 3/15/2033	600,000	647,040
EOG Resources, Inc.:
4.40%, 7/15/2028	85,000	85,972
4.40%, 1/15/2031	290,000	291,053
4.95%, 4/15/2050	400,000	358,144
5.00%, 7/15/2032	320,000	327,670
5.35%, 1/15/2036	180,000	184,993
5.95%, 7/15/2055	340,000	346,946
EQT Corp.:
4.75%, 1/15/2031	570,000	573,768
5.75%, 2/1/2034	300,000	313,662
Expand Energy Corp. 5.38%, 3/15/2030	811,000	823,327
Exxon Mobil Corp.:
3.00%, 8/16/2039	200,000	160,058
3.10%, 8/16/2049	940,000	642,885
3.45%, 4/15/2051	200,000	143,826
3.48%, 3/19/2030	450,000	440,262
3.57%, 3/6/2045	200,000	156,858
4.11%, 3/1/2046	409,000	342,607
4.23%, 3/19/2040	650,000	596,303
4.33%, 3/19/2050	834,000	700,944
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	1,060,000	946,294
4.65%, 12/1/2027 (a)	166,000	167,300
Security Description	Principal Amount	Value
4.85%, 12/1/2029 (a)	$324,000	$325,277
Hess Corp.:
5.80%, 4/1/2047	486,000	498,296
7.13%, 3/15/2033	252,000	291,826
7.88%, 10/1/2029	128,000	144,728
HF Sinclair Corp.:
5.50%, 9/1/2032	195,000	197,691
5.75%, 1/15/2031	494,000	510,445
6.25%, 1/15/2035 (a)	1,000,000	1,043,940
Marathon Oil Corp. 4.40%, 7/15/2027	10,000	9,940
Marathon Petroleum Corp.:
4.50%, 4/1/2048	692,000	557,275
4.75%, 9/15/2044	112,000	95,954
5.70%, 3/1/2035	220,000	226,787
6.50%, 3/1/2041	453,000	482,413
Occidental Petroleum Corp.:
4.20%, 3/15/2048	127,000	94,819
4.40%, 4/15/2046	500,000	394,100
6.05%, 10/1/2054	500,000	476,775
6.13%, 1/1/2031	250,000	264,040
6.20%, 3/15/2040	250,000	253,230
6.45%, 9/15/2036	600,000	638,340
6.60%, 3/15/2046	350,000	360,409
7.88%, 9/15/2031	100,000	114,378
7.95%, 6/15/2039	500,000	586,020
8.88%, 7/15/2030	500,000	576,960
Ovintiv, Inc.:
5.65%, 5/15/2028	120,000	123,520
6.25%, 7/15/2033 (a)	135,000	143,284
6.50%, 8/15/2034	250,000	268,590
6.50%, 2/1/2038	100,000	104,896
7.10%, 7/15/2053 (a)	200,000	213,056
7.20%, 11/1/2031	250,000	276,260
7.38%, 11/1/2031	418,000	466,450
8.13%, 9/15/2030 (a)	50,000	57,139
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	917,000	906,858
7.15%, 10/1/2033 (a)	200,000	213,838
Phillips 66 Co.:
2.15%, 12/15/2030	500,000	448,870
3.90%, 3/15/2028	150,000	149,417
4.68%, 2/15/2045	300,000	254,805
4.90%, 10/1/2046	35,000	30,571
5.30%, 6/30/2033	50,000	51,612
5.50%, 3/15/2055 (a)	537,000	496,720
5.65%, 6/15/2054	1,500,000	1,412,190
5.88%, 5/1/2042	50,000	50,592
Series A, 5 yr. CMT + 2.28%, 5.88%, 3/15/2056 (a) (c)	100,000	98,796
Series B, 5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (c)	853,000	850,859
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	550,000	498,311

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.15%, 1/15/2031	$754,000	$684,376
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	180,000	169,794
2.75%, 4/6/2030	400,000	379,092
3.13%, 11/7/2049 (b)	420,000	282,412
3.25%, 4/6/2050	200,000	138,076
3.88%, 11/13/2028 (b)	1,288,000	1,287,189
4.00%, 5/10/2046	1,360,000	1,100,648
4.13%, 11/6/2030	90,000	89,996
4.38%, 5/11/2045	1,599,000	1,378,818
4.55%, 8/12/2043	1,226,000	1,096,449
4.75%, 1/6/2036 (a)	250,000	249,462
Shell International Finance BV:
2.88%, 11/26/2041	200,000	148,078
3.63%, 8/21/2042	91,000	73,187
Suncor Energy, Inc.:
3.75%, 3/4/2051 (a)	25,000	17,814
4.00%, 11/15/2047	282,000	214,317
6.80%, 5/15/2038	50,000	55,192
6.85%, 6/1/2039	150,000	166,794
7.15%, 2/1/2032	300,000	336,858
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	378,175
3.46%, 2/19/2029	100,000	98,466
3.46%, 7/12/2049	269,000	192,074
TotalEnergies Capital SA:
3.88%, 10/11/2028	180,000	180,229
5.28%, 9/10/2054	250,000	235,282
5.43%, 9/10/2064	1,332,000	1,247,898
5.49%, 4/5/2054	680,000	658,900
5.64%, 4/5/2064	446,000	433,351
Valero Energy Corp.:
4.00%, 6/1/2052	110,000	81,236
5.15%, 2/15/2030	245,000	252,264
6.63%, 6/15/2037	835,000	920,688
7.50%, 4/15/2032	265,000	303,621
Viper Energy Partners LLC:
4.90%, 8/1/2030	100,000	101,138
5.70%, 8/1/2035	331,000	336,743
Woodside Finance Ltd.:
5.40%, 5/19/2030	505,000	518,640
5.70%, 5/19/2032	600,000	624,582
6.00%, 5/19/2035	250,000	260,532
		62,479,914
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	881,000	871,318
4.08%, 12/15/2047	703,000	560,347
4.49%, 5/1/2030	219,000	220,734
Halliburton Co.:
4.75%, 8/1/2043	391,000	345,054
4.85%, 11/15/2035	225,000	222,199
Security Description	Principal Amount	Value
5.00%, 11/15/2045 (a)	$1,570,000	$1,403,910
NOV, Inc. 3.60%, 12/1/2029 (a)	324,000	315,796
		3,939,358
PACKAGING & CONTAINERS — 0.3%
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	100,000	91,450
5.10%, 3/17/2030	124,000	127,274
5.50%, 3/17/2035 (a)	90,000	93,067
AptarGroup, Inc.:
3.60%, 3/15/2032	62,000	57,913
4.75%, 3/30/2031	125,000	125,927
Berry Global, Inc.:
1.65%, 1/15/2027	270,000	263,153
5.50%, 4/15/2028	910,000	938,183
Packaging Corp. of America 5.70%, 12/1/2033	280,000	295,420
Smurfit Kappa Treasury ULC 5.44%, 4/3/2034 (a)	225,000	232,963
Smurfit Westrock Financing DAC 5.19%, 1/15/2036 (a)	1,000,000	1,007,520
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	100,000	90,273
3.13%, 5/1/2030	100,000	94,607
4.60%, 9/1/2029	50,000	50,415
WestRock MWV LLC 7.95%, 2/15/2031	200,000	228,798
WRKCo, Inc. 3.90%, 6/1/2028	1,005,000	1,000,206
		4,697,169
PHARMACEUTICALS — 5.0%
AbbVie, Inc.:
3.20%, 11/21/2029	578,000	560,631
4.05%, 11/21/2039	766,000	683,915
4.25%, 11/14/2028 (a)	609,000	615,650
4.25%, 11/21/2049	941,000	776,052
4.40%, 11/6/2042	536,000	478,133
4.45%, 5/14/2046	560,000	486,702
4.63%, 10/1/2042	500,000	456,100
4.65%, 3/15/2028	750,000	762,540
4.70%, 5/14/2045	775,000	700,747
4.80%, 3/15/2027	200,000	202,128
4.80%, 3/15/2029	500,000	512,415
4.85%, 6/15/2044	432,000	400,360
4.88%, 3/15/2030	350,000	360,531
4.88%, 11/14/2048	800,000	729,184
5.05%, 3/15/2034	1,200,000	1,233,000
5.40%, 3/15/2054	711,000	691,689
5.50%, 3/15/2064	545,000	529,969
5.60%, 3/15/2055	200,000	200,680
Astrazeneca Finance LLC:
1.75%, 5/28/2028	712,000	679,889
2.25%, 5/28/2031	508,000	461,965

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 2/26/2027	$500,000	$505,680
4.85%, 2/26/2029	280,000	287,437
4.88%, 3/3/2028	200,000	204,278
4.88%, 3/3/2033	194,000	200,049
AstraZeneca PLC:
1.38%, 8/6/2030	100,000	88,881
3.13%, 6/12/2027	100,000	99,230
4.00%, 1/17/2029	349,000	349,827
4.38%, 11/16/2045	300,000	264,150
6.45%, 9/15/2037	420,000	478,859
Becton Dickinson & Co.:
2.82%, 5/20/2030	515,000	485,521
3.70%, 6/6/2027	275,000	273,960
4.30%, 8/22/2032 (a)	105,000	103,356
4.67%, 6/6/2047	252,000	219,232
4.69%, 12/15/2044	200,000	177,072
4.87%, 2/8/2029	150,000	152,969
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	100,000	95,460
1.45%, 11/13/2030 (a)	100,000	88,586
2.95%, 3/15/2032	500,000	463,155
3.40%, 7/26/2029	555,000	544,566
4.13%, 6/15/2039	400,000	363,412
4.35%, 11/15/2047	350,000	295,823
4.55%, 2/20/2048	1,127,000	975,080
4.90%, 2/22/2029	209,000	214,963
5.20%, 2/22/2034	650,000	675,954
5.55%, 2/22/2054	960,000	943,680
5.75%, 2/1/2031	577,000	617,217
5.90%, 11/15/2033 (a)	1,705,000	1,861,724
Cardinal Health, Inc.:
4.50%, 9/15/2030	200,000	201,864
4.50%, 11/15/2044	1,004,000	864,705
4.90%, 9/15/2045	80,000	72,118
5.15%, 9/15/2035 (a)	420,000	427,031
5.45%, 2/15/2034	104,000	108,080
Cencora, Inc.:
2.70%, 3/15/2031	432,000	398,123
3.45%, 12/15/2027	62,000	61,464
4.25%, 3/1/2045	20,000	16,932
5.13%, 2/15/2034	298,000	305,563
CVS Health Corp.:
1.30%, 8/21/2027	241,000	230,504
1.75%, 8/21/2030	25,000	22,216
1.88%, 2/28/2031	684,000	600,730
2.13%, 9/15/2031	200,000	175,730
3.75%, 4/1/2030	560,000	546,549
4.25%, 4/1/2050	117,000	90,483
4.30%, 3/25/2028	1,087,000	1,091,022
4.78%, 3/25/2038	256,000	241,779
5.00%, 1/30/2029	1,000,000	1,021,670
5.00%, 9/15/2032 (a)	115,000	117,276
5.05%, 3/25/2048	1,380,000	1,218,098
5.13%, 2/21/2030	500,000	513,610
5.13%, 7/20/2045	756,000	683,401
Security Description	Principal Amount	Value
5.25%, 2/21/2033	$1,275,000	$1,313,161
5.30%, 6/1/2033 (a)	804,000	830,387
5.45%, 9/15/2035	535,000	547,605
5.55%, 6/1/2031	237,000	248,146
5.70%, 6/1/2034	193,000	202,455
5.88%, 6/1/2053 (a)	100,000	97,097
6.00%, 6/1/2044	3,100,000	3,116,275
6.20%, 9/15/2055	418,000	424,851
6.25%, 9/15/2065	200,000	200,802
Eli Lilly & Co.:
4.00%, 10/15/2028	1,520,000	1,529,804
4.15%, 8/14/2027	153,000	154,154
4.15%, 3/15/2059	184,000	146,002
4.25%, 3/15/2031	800,000	806,264
4.50%, 2/9/2027	150,000	151,257
4.55%, 2/12/2028 (a)	974,000	990,412
4.55%, 10/15/2032 (a)	180,000	182,522
4.70%, 2/9/2034	1,687,000	1,709,454
4.75%, 2/12/2030	270,000	277,568
4.90%, 2/12/2032	75,000	77,614
4.90%, 10/15/2035	590,000	600,071
4.95%, 2/27/2063	128,000	115,548
5.10%, 2/12/2035	46,000	47,583
5.10%, 2/9/2064	650,000	599,605
5.20%, 8/14/2064	740,000	696,643
5.50%, 2/12/2055	500,000	501,220
5.55%, 10/15/2055	365,000	368,081
5.60%, 2/12/2065	100,000	100,312
5.65%, 10/15/2065 (a)	100,000	100,910
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	978,000	978,861
6.38%, 5/15/2038	900,000	1,009,908
Johnson & Johnson:
2.10%, 9/1/2040	550,000	389,152
2.90%, 1/15/2028	100,000	98,675
3.40%, 1/15/2038	960,000	844,349
3.63%, 3/3/2037	215,000	195,489
3.70%, 3/1/2046	200,000	162,194
3.75%, 3/3/2047	570,000	459,933
4.55%, 3/1/2028	100,000	101,889
4.70%, 3/1/2030	26,000	26,792
4.85%, 3/1/2032	1,000,000	1,038,160
4.90%, 6/1/2031	493,000	514,539
4.95%, 5/15/2033	1,068,000	1,125,587
5.25%, 6/1/2054 (a)	300,000	300,507
6.95%, 9/1/2029	1,268,000	1,404,741
McKesson Corp.:
3.95%, 2/16/2028	508,000	507,660
4.65%, 5/30/2030 (a)	200,000	203,486
4.90%, 7/15/2028	254,000	260,233
4.95%, 5/30/2032 (a)	250,000	256,805
5.25%, 5/30/2035	190,000	196,196
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	290,000	256,801

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Merck & Co., Inc.:
1.45%, 6/24/2030	$587,000	$525,412
1.70%, 6/10/2027 (a)	1,306,000	1,271,678
2.35%, 6/24/2040	189,000	136,479
2.90%, 12/10/2061	305,000	177,388
3.40%, 3/7/2029	55,000	54,150
3.85%, 9/15/2027 (a)	250,000	250,868
3.85%, 3/15/2029 (a)	220,000	220,004
4.00%, 3/7/2049	400,000	320,488
4.15%, 9/15/2030	145,000	145,421
4.15%, 3/15/2031	500,000	498,470
4.45%, 12/4/2032	250,000	250,468
4.50%, 5/17/2033 (a)	155,000	156,541
4.55%, 9/15/2032	250,000	252,830
4.75%, 12/4/2035	295,000	294,383
4.95%, 9/15/2035	90,000	91,414
5.00%, 5/17/2053	200,000	183,926
5.15%, 5/17/2063	2,600,000	2,390,310
5.50%, 3/15/2046	250,000	249,683
5.55%, 12/4/2055	250,000	247,098
5.70%, 9/15/2055	250,000	252,723
5.70%, 12/4/2065	250,000	247,655
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	164,000	173,901
Mylan, Inc.:
4.55%, 4/15/2028	307,000	307,267
5.20%, 4/15/2048	320,000	260,317
Novartis Capital Corp.:
2.20%, 8/14/2030	467,000	431,952
3.10%, 5/17/2027	231,000	229,265
3.80%, 9/18/2029	296,000	294,585
3.90%, 11/5/2028	130,000	130,410
4.00%, 9/18/2031 (a)	489,000	486,579
4.10%, 11/5/2030	350,000	349,765
4.30%, 11/5/2032	350,000	348,365
4.40%, 5/6/2044	100,000	89,201
4.60%, 11/5/2035	500,000	495,730
4.70%, 9/18/2054	100,000	89,121
5.20%, 11/5/2045	500,000	488,285
5.30%, 11/5/2055	500,000	484,480
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,072,000	1,086,118
4.65%, 5/19/2030 (a)	2,460,000	2,509,938
4.75%, 5/19/2033	711,000	719,006
5.11%, 5/19/2043	700,000	673,463
5.30%, 5/19/2053	1,800,000	1,705,698
5.34%, 5/19/2063	1,842,000	1,710,186
Pfizer, Inc.:
1.70%, 5/28/2030	550,000	497,832
1.75%, 8/18/2031	100,000	88,319
2.63%, 4/1/2030	200,000	188,746
3.88%, 11/15/2027	250,000	250,845
4.00%, 3/15/2049	105,000	83,964
4.10%, 9/15/2038	30,000	27,521
Security Description	Principal Amount	Value
4.13%, 12/15/2046	$311,000	$256,703
4.20%, 11/15/2030	165,000	165,723
4.40%, 5/15/2044	500,000	445,305
4.50%, 11/15/2032	250,000	250,538
4.88%, 11/15/2035	500,000	501,900
5.60%, 11/15/2055	350,000	347,081
5.70%, 11/15/2065	250,000	246,388
7.20%, 3/15/2039	620,000	740,336
Sanofi SA:
3.75%, 11/3/2027 (a)	350,000	350,490
3.80%, 11/3/2028	580,000	580,441
4.20%, 11/3/2032	350,000	349,426
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	735,000	671,672
3.03%, 7/9/2040	100,000	76,585
3.18%, 7/9/2050	100,000	66,780
3.38%, 7/9/2060 (a)	122,000	77,915
5.00%, 11/26/2028	130,000	133,003
5.30%, 7/5/2034	200,000	206,388
5.65%, 7/5/2044	200,000	201,408
5.65%, 7/5/2054	200,000	196,352
5.80%, 7/5/2064 (a)	300,000	295,737
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	100,000	101,818
5.90%, 7/7/2055 (a)	215,000	217,961
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	315,000	259,116
Viatris, Inc.:
2.30%, 6/22/2027	400,000	388,440
3.85%, 6/22/2040	648,000	497,288
4.00%, 6/22/2050	922,000	614,282
Wyeth LLC 5.95%, 4/1/2037	325,000	349,781
Zoetis, Inc.:
2.00%, 5/15/2030	293,000	268,022
4.15%, 8/17/2028	210,000	211,155
5.00%, 8/17/2035	280,000	283,147
		89,798,538
PIPELINES — 3.6%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	200,000	186,634
5.38%, 2/15/2036	335,000	336,742
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	346,000	349,425
Cheniere Energy Partners LP:
3.25%, 1/31/2032	321,000	296,248
4.00%, 3/1/2031	100,000	97,439
4.50%, 10/1/2029	620,000	621,841
5.75%, 8/15/2034	100,000	104,439
5.95%, 6/30/2033	715,000	758,880
Cheniere Energy, Inc. 5.65%, 4/15/2034	350,000	363,356

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	$633,000	$627,322
DCP Midstream Operating LP:
3.25%, 2/15/2032	100,000	92,018
5.60%, 4/1/2044	100,000	96,755
8.13%, 8/16/2030	300,000	346,746
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044	90,000	77,439
Enbridge Energy Partners LP 7.38%, 10/15/2045	1,000,000	1,158,140
Enbridge, Inc.:
4.20%, 11/20/2028	105,000	105,137
4.50%, 2/15/2031	250,000	249,707
4.60%, 6/20/2028	1,000,000	1,010,170
4.90%, 6/20/2030 (a)	110,000	112,399
5.20%, 11/20/2035	175,000	176,610
5.25%, 4/5/2027	100,000	101,412
5.55%, 6/20/2035	665,000	688,834
5.70%, 3/8/2033	1,055,000	1,111,453
6.70%, 11/15/2053	538,000	591,606
Energy Transfer LP:
3.75%, 5/15/2030	500,000	486,735
4.20%, 4/15/2027 (a)	150,000	150,132
4.40%, 3/15/2027	120,000	120,382
4.95%, 6/15/2028	150,000	152,493
5.15%, 2/1/2043	355,000	320,114
5.15%, 3/15/2045	385,000	341,218
5.30%, 4/1/2044	569,000	517,056
5.35%, 5/15/2045	47,000	42,582
5.40%, 10/1/2047	250,000	224,695
5.50%, 6/1/2027	200,000	203,276
5.55%, 5/15/2034	681,000	700,286
5.75%, 2/15/2033	900,000	944,685
5.95%, 5/15/2054	317,000	300,792
6.00%, 6/15/2048	447,000	433,751
6.05%, 9/1/2054	456,000	438,804
6.10%, 2/15/2042	195,000	194,881
6.20%, 4/1/2055	650,000	637,845
6.25%, 4/15/2049	917,000	908,573
6.50%, 2/1/2042	200,000	210,952
6.55%, 12/1/2033	1,822,000	1,999,299
Enterprise Products Operating LLC:
3.70%, 1/31/2051	195,000	143,329
4.20%, 1/31/2050	1,600,000	1,287,040
4.25%, 2/15/2048	500,000	410,675
4.30%, 6/20/2028	180,000	181,561
4.60%, 1/11/2027	200,000	201,442
4.60%, 1/15/2031	180,000	182,281
4.85%, 1/31/2034	550,000	555,945
4.85%, 3/15/2044	424,000	387,544
4.90%, 5/15/2046	250,000	226,438
5.10%, 2/15/2045	500,000	469,165
5.20%, 1/15/2036	405,000	412,201
Security Description	Principal Amount	Value
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	$1,102,000	$1,098,892
5.55%, 2/16/2055	600,000	581,856
Series D, 6.88%, 3/1/2033	1,059,000	1,200,419
Kinder Morgan Energy Partners LP:
5.40%, 9/1/2044	150,000	141,938
6.38%, 3/1/2041	300,000	320,640
6.50%, 9/1/2039	100,000	107,858
6.55%, 9/15/2040	293,000	317,720
7.30%, 8/15/2033	572,000	658,092
7.50%, 11/15/2040	500,000	584,095
Kinder Morgan, Inc.:
3.60%, 2/15/2051	6,000	4,192
4.80%, 2/1/2033	800,000	802,432
5.05%, 2/15/2046	200,000	179,846
5.20%, 6/1/2033	200,000	205,810
5.30%, 12/1/2034	100,000	102,028
5.40%, 2/1/2034	400,000	413,100
5.55%, 6/1/2045	800,000	773,336
5.85%, 6/1/2035 (a)	260,000	275,205
5.95%, 8/1/2054	145,000	144,485
Series GMTN, 7.75%, 1/15/2032	210,000	243,858
Series GMTN, 7.80%, 8/1/2031	163,000	188,862
MPLX LP:
4.70%, 4/15/2048	685,000	569,728
4.80%, 2/15/2031	500,000	505,480
4.90%, 4/15/2058	300,000	246,510
4.95%, 9/1/2032	585,000	589,592
5.00%, 3/1/2033	109,000	109,497
5.20%, 3/1/2047	1,250,000	1,117,462
5.40%, 9/15/2035	930,000	937,012
5.50%, 6/1/2034	200,000	204,196
5.50%, 2/15/2049	500,000	459,710
5.95%, 4/1/2055	200,000	192,988
6.20%, 9/15/2055	430,000	427,992
ONEOK Partners LP 6.85%, 10/15/2037	5,000	5,529
ONEOK, Inc.:
4.25%, 9/15/2046	200,000	156,886
4.50%, 3/15/2050	49,000	39,768
5.40%, 10/15/2035 (a)	425,000	429,658
5.45%, 6/1/2047	497,000	457,324
5.60%, 4/1/2044	400,000	379,012
5.65%, 11/1/2028	1,094,000	1,136,666
5.65%, 9/1/2034	1,000,000	1,034,390
5.70%, 11/1/2054 (a)	152,000	141,790
6.05%, 9/1/2033	610,000	649,199
6.25%, 10/15/2055	453,000	454,395
6.35%, 1/15/2031	466,000	500,242
6.63%, 9/1/2053	1,700,000	1,783,589
7.15%, 1/15/2051	465,000	512,253

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	$350,000	$285,925
4.70%, 1/15/2031	490,000	492,920
4.70%, 6/15/2044	600,000	511,008
4.90%, 2/15/2045	200,000	174,824
5.15%, 6/1/2042	207,000	189,569
5.60%, 1/15/2036	475,000	481,066
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	2,430,975	2,560,546
South Bow USA Infrastructure Holdings LLC:
5.03%, 10/1/2029	255,000	258,774
5.58%, 10/1/2034	700,000	707,392
6.18%, 10/1/2054	150,000	144,444
Targa Resources Corp.:
4.20%, 2/1/2033	390,000	373,277
4.35%, 1/15/2029	155,000	155,388
4.90%, 9/15/2030	330,000	336,448
5.40%, 7/30/2036	245,000	245,544
5.55%, 8/15/2035	82,000	84,001
5.65%, 2/15/2036 (a)	145,000	149,101
6.50%, 3/30/2034	410,000	447,868
6.50%, 2/15/2053	1,401,000	1,464,017
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	530,000	506,267
4.88%, 2/1/2031	100,000	100,665
6.88%, 1/15/2029	150,000	151,796
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	500,000	536,990
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	410,000	410,902
4.63%, 3/1/2034	300,000	292,437
5.60%, 3/31/2034	709,000	736,920
6.10%, 6/1/2040	10,000	10,527
6.20%, 10/15/2037	184,000	196,304
7.25%, 8/15/2038	422,000	484,646
7.63%, 1/15/2039	491,000	583,288
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	445,000	426,283
5.10%, 3/15/2036 (b)	225,000	226,739
5.75%, 3/15/2056 (b)	250,000	247,832
Western Midstream Operating LP:
4.80%, 3/1/2031 (a)	250,000	249,932
5.30%, 3/1/2048	900,000	776,700
5.50%, 12/15/2035	180,000	179,393
5.50%, 8/15/2048	100,000	88,182
6.15%, 4/1/2033	306,000	324,369
6.35%, 1/15/2029	617,000	649,534
Security Description	Principal Amount	Value
Williams Cos., Inc.:
3.75%, 6/15/2027	$635,000	$632,435
4.63%, 6/30/2030	270,000	272,924
4.90%, 3/15/2029 (a)	323,000	329,815
5.10%, 9/15/2045	1,000,000	918,740
5.30%, 8/15/2052	150,000	138,779
5.40%, 3/4/2044	100,000	95,894
5.60%, 3/15/2035	50,000	51,949
5.65%, 3/15/2033	357,000	375,510
5.75%, 6/24/2044	101,000	100,505
6.00%, 3/15/2055	100,000	101,795
6.30%, 4/15/2040	100,000	107,874
Series A, 7.50%, 1/15/2031	68,000	77,198
8.75%, 3/15/2032	1,088,000	1,320,147
		65,597,839
REAL ESTATE — 0.1%
CBRE Services, Inc.:
4.90%, 1/15/2033	295,000	296,378
5.50%, 6/15/2035	376,000	388,547
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	458,000	489,867
		1,174,792
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Agree LP 5.63%, 6/15/2034	100,000	104,643
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	70,000	59,209
3.95%, 1/15/2027	230,000	229,363
4.00%, 2/1/2050	100,000	74,707
4.70%, 7/1/2030	204,000	205,089
4.85%, 4/15/2049	1,650,000	1,399,365
5.15%, 4/15/2053	300,000	261,966
American Assets Trust LP:
3.38%, 2/1/2031	100,000	91,183
6.15%, 10/1/2034	251,000	254,629
American Homes 4 Rent LP:
3.38%, 7/15/2051	30,000	20,311
4.25%, 2/15/2028	100,000	100,236
4.95%, 6/15/2030	100,000	102,022
5.25%, 3/15/2035 (a)	100,000	101,563
5.50%, 2/1/2034	100,000	103,401
American Tower Corp.:
2.10%, 6/15/2030	26,000	23,609
2.70%, 4/15/2031	200,000	183,516
2.75%, 1/15/2027	628,000	619,666
3.95%, 3/15/2029	709,000	703,144
4.70%, 12/15/2032	210,000	210,376
5.35%, 3/15/2035	145,000	148,718
5.45%, 2/15/2034	888,000	922,232
5.50%, 3/15/2028	360,000	370,242
5.55%, 7/15/2033	1,023,000	1,071,644
5.80%, 11/15/2028	552,000	576,078
5.90%, 11/15/2033	100,000	106,941

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series MTN, 3.20%, 1/15/2028	$500,000	$492,915
Series MTN, 3.35%, 5/15/2027	250,000	248,100
4.35%, 12/1/2030	415,000	415,855
5.00%, 2/15/2033	217,000	222,241
5.00%, 8/1/2035	100,000	101,091
5.35%, 6/1/2034	330,000	342,834
Boston Properties LP:
2.45%, 10/1/2033	100,000	82,842
2.55%, 4/1/2032	210,000	183,309
2.90%, 3/15/2030	43,000	40,291
3.40%, 6/21/2029	3,000	2,904
5.75%, 1/15/2035 (a)	605,000	622,569
6.50%, 1/15/2034	910,000	979,943
6.75%, 12/1/2027	89,000	93,143
Brixmor Operating Partnership LP:
4.85%, 2/15/2033	105,000	105,276
5.50%, 2/15/2034	950,000	979,944
Broadstone Net Lease LLC:
2.60%, 9/15/2031	250,000	221,262
5.00%, 11/1/2032	85,000	85,165
Camden Property Trust:
3.15%, 7/1/2029	409,000	395,012
3.35%, 11/1/2049	400,000	282,144
4.90%, 1/15/2034	100,000	101,310
CBRE Services, Inc. 5.95%, 8/15/2034	335,000	358,128
COPT Defense Properties LP:
2.00%, 1/15/2029	6,000	5,601
4.50%, 10/15/2030	250,000	248,882
Cousins Properties LP:
5.25%, 7/15/2030	100,000	102,685
5.38%, 2/15/2032	100,000	103,076
5.88%, 10/1/2034	192,000	200,584
Crown Castle, Inc.:
2.10%, 4/1/2031	100,000	88,249
2.90%, 3/15/2027	152,000	149,813
3.65%, 9/1/2027	739,000	733,088
3.80%, 2/15/2028	408,000	404,793
4.30%, 2/15/2029	173,000	172,670
5.00%, 1/11/2028	302,000	306,678
5.10%, 5/1/2033	548,000	552,389
5.60%, 6/1/2029	371,000	385,002
5.80%, 3/1/2034	1,454,000	1,525,086
CubeSmart LP 5.13%, 11/1/2035	505,000	505,338
Digital Realty Trust LP 4.45%, 7/15/2028	170,000	171,158
DOC Dr. LLC 2.63%, 11/1/2031	600,000	539,616
EPR Properties:
4.50%, 6/1/2027	100,000	100,122
4.75%, 11/15/2030	250,000	248,162
Security Description	Principal Amount	Value
4.95%, 4/15/2028	$405,000	$408,159
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	500,000	501,610
5.50%, 6/15/2034	535,000	553,704
Equinix, Inc.:
1.80%, 7/15/2027	594,000	574,440
2.15%, 7/15/2030	153,000	138,860
3.40%, 2/15/2052	100,000	68,343
3.90%, 4/15/2032 (a)	175,000	168,150
ERP Operating LP:
4.50%, 7/1/2044	350,000	311,339
4.50%, 6/1/2045	150,000	131,362
4.95%, 6/15/2032	145,000	148,293
Essential Properties LP:
2.95%, 7/15/2031	160,000	146,123
5.40%, 12/1/2035	105,000	105,394
Essex Portfolio LP:
1.70%, 3/1/2028	464,000	440,498
4.88%, 2/15/2036	500,000	490,920
5.50%, 4/1/2034	535,000	554,099
Extra Space Storage LP:
2.35%, 3/15/2032	775,000	678,590
4.95%, 1/15/2033	100,000	101,003
5.40%, 2/1/2034	825,000	847,118
5.40%, 6/15/2035	100,000	102,511
5.70%, 4/1/2028	208,000	214,924
Federal Realty OP LP:
3.20%, 6/15/2029	100,000	96,517
5.38%, 5/1/2028	100,000	102,492
First Industrial LP 5.25%, 1/15/2031	148,000	151,112
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	250,000	225,952
5.75%, 11/1/2037	100,000	99,443
6.75%, 12/1/2033	1,000,000	1,084,280
Healthpeak OP LLC:
3.00%, 1/15/2030	40,000	37,922
4.75%, 1/15/2033	1,000,000	994,020
6.75%, 2/1/2041	516,000	567,038
Highwoods Realty LP:
2.60%, 2/1/2031 (a)	100,000	89,652
3.05%, 2/15/2030	250,000	232,600
5.35%, 1/15/2033	70,000	70,029
7.65%, 2/1/2034	200,000	228,278
Host Hotels & Resorts LP:
4.25%, 12/15/2028	60,000	60,046
5.50%, 4/15/2035	465,000	470,468
5.70%, 6/15/2032 (a)	250,000	261,022
5.70%, 7/1/2034	356,000	367,841
Invitation Homes Operating Partnership LP 4.15%, 4/15/2032	200,000	194,254
Kilroy Realty LP:
2.50%, 11/15/2032	100,000	83,467

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 2/15/2030	$355,000	$329,838
4.25%, 8/15/2029	238,000	233,250
5.88%, 10/15/2035	445,000	447,163
6.25%, 1/15/2036 (a)	280,000	289,775
Kimco Realty OP LLC:
4.13%, 12/1/2046 (a)	307,000	252,744
4.45%, 9/1/2047	215,000	183,625
4.60%, 2/1/2033	100,000	99,895
4.85%, 3/1/2035	132,000	131,422
5.30%, 2/1/2036	250,000	255,925
6.40%, 3/1/2034	250,000	275,872
Kite Realty Group LP 5.20%, 8/15/2032	105,000	107,381
Lineage OP LP 5.25%, 7/15/2030 (b)	300,000	302,775
LXP Industrial Trust 2.38%, 10/1/2031	78,000	68,134
Mid-America Apartments LP 4.65%, 1/15/2033	715,000	713,355
National Health Investors, Inc.:
3.00%, 2/1/2031	310,000	281,390
5.35%, 2/1/2033	105,000	104,826
NNN REIT, Inc.:
3.10%, 4/15/2050	100,000	64,841
4.60%, 2/15/2031	208,000	209,383
4.80%, 10/15/2048	113,000	99,524
5.50%, 6/15/2034	150,000	155,292
5.60%, 10/15/2033	45,000	47,045
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	510,000	453,268
4.50%, 4/1/2027	10,000	10,034
Phillips Edison Grocery Center Operating Partnership I LP:
5.25%, 8/15/2032	200,000	204,496
5.75%, 7/15/2034	24,000	25,123
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	150,000	129,014
3.15%, 8/15/2030 (a)	125,000	114,970
5.63%, 1/15/2033	250,000	252,957
6.88%, 7/15/2029 (a)	100,000	106,292
Prologis LP:
2.25%, 4/15/2030	850,000	789,157
2.25%, 1/15/2032	15,000	13,279
2.88%, 11/15/2029	114,000	109,009
3.05%, 3/1/2050	15,000	10,018
4.38%, 9/15/2048	819,000	690,106
4.75%, 1/15/2031	176,000	179,911
5.25%, 5/15/2035	327,000	337,278
5.25%, 6/15/2053	200,000	190,240
5.25%, 3/15/2054	600,000	570,666
Public Storage Operating Co.:
2.25%, 11/9/2031	239,000	213,241
2.30%, 5/1/2031 (a)	250,000	226,200
3.39%, 5/1/2029	80,000	78,299
Security Description	Principal Amount	Value
4.38%, 7/1/2030	$850,000	$857,250
5.35%, 8/1/2053 (a)	200,000	193,440
Rayonier LP 2.75%, 5/17/2031	96,000	86,527
Realty Income Corp.:
2.20%, 6/15/2028	50,000	47,986
2.70%, 2/15/2032	311,000	280,824
3.25%, 1/15/2031	882,000	839,426
3.95%, 2/1/2029	635,000	632,974
4.00%, 7/15/2029	160,000	159,179
4.50%, 2/1/2033	320,000	316,784
4.65%, 3/15/2047	240,000	211,915
4.75%, 2/15/2029	410,000	417,241
5.13%, 2/15/2034	100,000	102,497
5.63%, 10/13/2032	495,000	525,363
Regency Centers LP:
2.95%, 9/15/2029	100,000	95,847
4.13%, 3/15/2028	251,000	251,635
5.00%, 7/15/2032	255,000	261,181
5.25%, 1/15/2034	250,000	257,002
Rexford Industrial Realty LP 2.13%, 12/1/2030	293,000	262,091
Sabra Health Care LP 3.20%, 12/1/2031	75,000	68,589
Safehold GL Holdings LLC 6.10%, 4/1/2034	1,000,000	1,060,700
Simon Property Group LP:
2.65%, 2/1/2032 (a)	1,050,000	945,892
4.25%, 10/1/2044	600,000	505,548
4.75%, 3/15/2042	15,000	13,819
5.13%, 10/1/2035 (a)	800,000	811,856
5.50%, 3/8/2033	150,000	158,059
6.25%, 1/15/2034	1,219,000	1,337,767
6.65%, 1/15/2054	200,000	223,814
Store Capital LLC:
2.70%, 12/1/2031	200,000	176,584
4.50%, 3/15/2028	306,000	306,793
5.40%, 4/30/2030 (b)	200,000	203,606
Tanger Properties LP 2.75%, 9/1/2031	100,000	90,478
UDR, Inc. Series MTN, 4.40%, 1/26/2029	285,000	286,297
Ventas Realty LP:
4.38%, 2/1/2045	30,000	25,196
4.40%, 1/15/2029	245,000	246,088
4.75%, 11/15/2030	36,000	36,489
4.88%, 4/15/2049	210,000	183,805
5.00%, 2/15/2036	90,000	89,471
5.10%, 7/15/2032	180,000	184,909
5.63%, 7/1/2034	659,000	688,266
5.70%, 9/30/2043	150,000	150,936
VICI Properties LP:
5.63%, 4/1/2035 (a)	85,000	86,804
5.63%, 5/15/2052 (a)	769,000	719,807
6.13%, 4/1/2054 (a)	191,000	190,438

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Welltower OP LLC:
2.05%, 1/15/2029	$325,000	$306,501
2.75%, 1/15/2032	279,000	254,049
4.25%, 4/15/2028	629,000	633,296
5.13%, 7/1/2035	365,000	372,731
6.50%, 3/15/2041	592,000	660,583
Weyerhaeuser Co. 7.38%, 3/15/2032	210,000	239,289
WP Carey, Inc.:
2.25%, 4/1/2033	300,000	253,101
2.40%, 2/1/2031	169,000	152,386
3.85%, 7/15/2029	140,000	137,991
		60,003,109
RETAIL — 2.1%
AutoNation, Inc. 3.85%, 3/1/2032	500,000	470,195
AutoZone, Inc.:
4.75%, 2/1/2033	675,000	676,377
5.40%, 7/15/2034 (a)	225,000	232,720
6.55%, 11/1/2033	150,000	166,740
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,042,000	943,844
1.75%, 4/20/2032	500,000	433,545
Darden Restaurants, Inc.:
4.35%, 10/15/2027	50,000	50,267
4.55%, 10/15/2029	100,000	100,912
6.30%, 10/10/2033	116,000	126,054
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	571,000	417,361
Dollar General Corp. 5.45%, 7/5/2033	500,000	518,670
Dollar Tree, Inc. 4.20%, 5/15/2028	499,000	499,634
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	175,000	174,386
Genuine Parts Co.:
2.75%, 2/1/2032	230,000	203,479
4.95%, 8/15/2029	20,000	20,334
Home Depot, Inc.:
1.38%, 3/15/2031	225,000	195,424
2.38%, 3/15/2051	120,000	68,845
2.50%, 4/15/2027	200,000	196,914
2.70%, 4/15/2030	85,000	80,408
2.95%, 6/15/2029	170,000	164,536
3.25%, 4/15/2032	496,000	466,969
3.35%, 4/15/2050	272,000	192,138
3.63%, 4/15/2052	525,000	383,623
3.75%, 9/15/2028 (a)	355,000	355,075
3.90%, 6/15/2047	1,382,000	1,100,169
3.95%, 9/15/2030 (a)	330,000	328,951
4.25%, 4/1/2046	1,700,000	1,440,138
4.40%, 3/15/2045	400,000	347,824
4.50%, 12/6/2048	1,084,000	936,609
4.65%, 9/15/2035	835,000	827,485
4.75%, 6/25/2029	332,000	340,496
Security Description	Principal Amount	Value
4.95%, 9/15/2052	$800,000	$732,808
5.30%, 6/25/2054	50,000	47,863
5.40%, 6/25/2064	290,000	277,423
Lowe's Cos., Inc.:
1.30%, 4/15/2028	100,000	94,321
2.63%, 4/1/2031	100,000	91,750
3.35%, 4/1/2027	344,000	341,650
3.50%, 4/1/2051	78,000	54,157
3.65%, 4/5/2029	620,000	611,983
3.70%, 4/15/2046	565,000	427,507
3.75%, 4/1/2032	424,000	406,485
3.95%, 10/15/2027	240,000	240,211
4.00%, 10/15/2028	185,000	185,320
4.05%, 5/3/2047	350,000	276,857
4.25%, 3/15/2031 (a)	350,000	348,610
4.25%, 4/1/2052	100,000	78,817
4.38%, 9/15/2045	108,000	90,364
4.45%, 4/1/2062	375,000	294,116
4.50%, 10/15/2032	455,000	452,702
4.55%, 4/5/2049	344,000	287,415
4.85%, 10/15/2035 (a)	1,070,000	1,061,108
5.00%, 4/15/2040	100,000	96,946
5.15%, 7/1/2033 (a)	273,000	281,952
5.63%, 4/15/2053 (a)	1,519,000	1,474,311
5.75%, 7/1/2053 (a)	250,000	247,352
5.80%, 9/15/2062	221,000	216,410
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	480,000	379,747
Series MTN, 3.63%, 9/1/2049	900,000	661,995
Series MTN, 4.20%, 4/1/2050	200,000	161,162
4.40%, 2/12/2031	1,000,000	1,007,510
4.60%, 5/15/2030	125,000	127,178
Series MTN, 4.88%, 12/9/2045	583,000	531,247
5.00%, 2/13/2036	2,000,000	2,017,940
5.45%, 8/14/2053 (a)	33,000	32,061
O'Reilly Automotive, Inc. 4.70%, 6/15/2032	572,000	577,142
Starbucks Corp.:
2.00%, 3/12/2027	155,000	151,458
3.00%, 2/14/2032 (a)	100,000	92,184
3.75%, 12/1/2047	1,000,000	746,720
4.30%, 6/15/2045	734,000	610,079
4.50%, 5/15/2028	661,000	667,656
4.50%, 11/15/2048	100,000	83,488
4.90%, 2/15/2031 (a)	10,000	10,283
5.40%, 5/15/2035 (a)	100,000	103,907
Target Corp.:
2.35%, 2/15/2030	650,000	608,445
2.95%, 1/15/2052 (a)	250,000	159,610
3.90%, 11/15/2047	1,898,000	1,490,480
4.35%, 6/15/2028 (a)	90,000	91,012
4.80%, 1/15/2053 (a)	230,000	204,902

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 2/15/2036	$150,000	$154,058
Walmart, Inc.:
1.50%, 9/22/2028	400,000	378,260
1.80%, 9/22/2031 (a)	500,000	445,445
2.65%, 9/22/2051	1,141,000	719,458
2.95%, 9/24/2049	350,000	237,170
3.90%, 4/15/2028	815,000	819,116
4.00%, 4/11/2043	100,000	86,524
4.05%, 6/29/2048	870,000	725,075
4.35%, 4/28/2030	2,104,000	2,138,337
4.50%, 9/9/2052	135,000	119,128
4.50%, 4/15/2053 (a)	595,000	526,367
		38,043,704
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	686,000	672,321
4.39%, 6/1/2052	130,000	109,997
Analog Devices, Inc.:
2.10%, 10/1/2031	450,000	399,893
2.80%, 10/1/2041	200,000	147,492
4.25%, 6/15/2028	220,000	221,780
4.50%, 6/15/2030 (a)	1,400,000	1,419,348
5.05%, 4/1/2034 (a)	100,000	103,416
Applied Materials, Inc.:
1.75%, 6/1/2030	1,021,000	923,484
4.00%, 1/15/2031	115,000	114,363
4.35%, 4/1/2047	519,000	446,298
4.60%, 1/15/2036	70,000	68,952
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	150,000	148,728
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	380,000	364,815
2.45%, 2/15/2031	610,000	557,717
2.60%, 2/15/2033	746,000	657,323
3.14%, 11/15/2035 (b)	271,000	233,588
3.42%, 4/15/2033	1,671,000	1,547,029
3.50%, 2/15/2041	716,000	583,740
3.75%, 2/15/2051 (a)	200,000	151,270
4.00%, 4/15/2029 (b)	154,000	153,372
4.15%, 2/15/2028	462,000	463,769
4.15%, 4/15/2032 (b)	684,000	668,760
4.20%, 10/15/2030	180,000	179,851
4.55%, 2/15/2032	438,000	439,213
4.60%, 7/15/2030	1,500,000	1,524,135
4.80%, 4/15/2028 (a)	1,121,000	1,140,976
4.90%, 7/15/2032	2,196,000	2,241,303
4.90%, 2/15/2038	175,000	171,757
4.93%, 5/15/2037 (b)	1,596,000	1,575,124
5.00%, 4/15/2030	45,000	46,336
5.05%, 7/12/2027 (a)	429,000	436,452
5.05%, 7/12/2029	500,000	514,815
5.15%, 11/15/2031	109,000	112,992
5.20%, 7/15/2035	536,000	549,282
Security Description	Principal Amount	Value
Intel Corp.:
2.45%, 11/15/2029	$961,000	$896,786
3.75%, 3/25/2027	333,000	331,535
4.10%, 5/11/2047	200,000	151,052
4.75%, 3/25/2050	2,105,000	1,720,080
4.80%, 10/1/2041	1,081,000	959,733
4.88%, 2/10/2028	2,020,000	2,049,128
4.90%, 7/29/2045	1,049,000	904,836
4.90%, 8/5/2052	288,000	238,239
5.05%, 8/5/2062	250,000	203,273
5.20%, 2/10/2033 (a)	650,000	662,545
5.60%, 2/21/2054	600,000	554,502
5.63%, 2/10/2043	340,000	326,818
5.90%, 2/10/2063	989,000	927,237
KLA Corp.:
4.65%, 7/15/2032 (a)	1,314,000	1,334,052
4.95%, 7/15/2052	500,000	454,270
5.25%, 7/15/2062	304,000	283,203
Lam Research Corp.:
1.90%, 6/15/2030	100,000	91,003
2.88%, 6/15/2050	350,000	227,168
3.13%, 6/15/2060	166,000	103,838
4.00%, 3/15/2029	155,000	155,141
Marvell Technology, Inc.:
4.88%, 6/22/2028	185,000	188,108
5.75%, 2/15/2029	1,081,000	1,127,829
5.95%, 9/15/2033	600,000	641,436
Microchip Technology, Inc.:
4.90%, 3/15/2028	412,000	417,776
5.05%, 2/15/2030 (a)	350,000	357,165
Micron Technology, Inc.:
3.37%, 11/1/2041	200,000	152,874
5.30%, 1/15/2031	250,000	258,983
5.33%, 2/6/2029 (a)	110,000	113,450
5.65%, 11/1/2032	437,000	459,567
5.88%, 2/9/2033	444,000	472,047
5.88%, 9/15/2033	326,000	346,144
6.05%, 11/1/2035	300,000	320,253
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	90,034
3.50%, 4/1/2040	224,000	189,293
3.50%, 4/1/2050 (a)	550,000	407,858
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	110,000	113,919
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	800,000	718,880
3.13%, 2/15/2042	42,000	30,643
4.30%, 8/19/2028	300,000	300,978
4.30%, 6/18/2029 (a)	345,000	345,656
4.85%, 8/19/2032	100,000	100,455
5.00%, 1/15/2033 (a)	1,287,000	1,307,193
5.25%, 8/19/2035 (a)	160,000	162,200
Qorvo, Inc. 4.38%, 10/15/2029	1,090,000	1,072,724

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
QUALCOMM, Inc.:
1.65%, 5/20/2032 (a)	$144,000	$123,011
2.15%, 5/20/2030	275,000	253,330
3.25%, 5/20/2027 (a)	648,000	644,779
3.25%, 5/20/2050	680,000	470,315
4.30%, 5/20/2047	100,000	84,035
4.50%, 5/20/2030	320,000	325,363
4.75%, 5/20/2032	350,000	357,385
5.00%, 5/20/2035 (a)	420,000	426,426
5.40%, 5/20/2033 (a)	280,000	296,598
6.00%, 5/20/2053	499,000	525,242
Skyworks Solutions, Inc. 3.00%, 6/1/2031	687,000	623,240
Texas Instruments, Inc.:
1.75%, 5/4/2030	94,000	85,580
1.90%, 9/15/2031	155,000	137,592
4.15%, 5/15/2048	68,000	55,954
4.50%, 5/23/2030	75,000	76,232
4.90%, 3/14/2033 (a)	1,200,000	1,238,700
5.00%, 3/14/2053	900,000	825,453
5.05%, 5/18/2063	309,000	276,265
5.10%, 5/23/2035	100,000	102,892
TSMC Arizona Corp.:
2.50%, 10/25/2031	1,368,000	1,245,879
3.88%, 4/22/2027	589,000	588,558
4.13%, 4/22/2029	301,000	301,412
4.25%, 4/22/2032	200,000	199,984
Xilinx, Inc. 2.38%, 6/1/2030	70,000	65,055
		50,688,875
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	94,721
4.20%, 5/1/2030	907,000	898,375
5.75%, 1/15/2035 (a)	153,000	161,779
		1,154,875
SOFTWARE — 2.3%
Adobe, Inc.:
2.15%, 2/1/2027	100,000	98,344
4.75%, 1/17/2028	770,000	785,184
4.95%, 4/4/2034 (a)	100,000	103,339
5.30%, 1/17/2035 (a)	200,000	210,764
Atlassian Corp. 5.25%, 5/15/2029	113,000	116,248
Broadridge Financial Solutions, Inc. 2.60%, 5/1/2031	300,000	272,673
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	196,000	197,205
4.30%, 9/10/2029	410,000	411,964
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	206,466
6.85%, 8/2/2033 (a)	623,000	634,432
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc. 4.50%, 8/15/2046 (a)	$422,000	$351,108
Fiserv, Inc.:
3.50%, 7/1/2029	375,000	363,705
5.15%, 3/15/2027	200,000	202,124
5.15%, 8/12/2034 (a)	64,000	63,554
5.25%, 8/11/2035 (a)	145,000	144,698
5.38%, 8/21/2028	700,000	718,046
5.45%, 3/2/2028	1,325,000	1,356,628
5.45%, 3/15/2034	400,000	405,616
5.60%, 3/2/2033	550,000	567,908
5.63%, 8/21/2033	626,000	645,143
Intuit, Inc.:
1.65%, 7/15/2030 (a)	297,000	267,104
5.20%, 9/15/2033 (a)	400,000	417,912
5.50%, 9/15/2053	200,000	196,944
Microsoft Corp.:
1.35%, 9/15/2030 (a)	301,000	269,874
2.50%, 9/15/2050	100,000	60,788
2.53%, 6/1/2050	1,655,000	1,011,751
2.68%, 6/1/2060	859,000	492,868
2.92%, 3/17/2052	1,688,000	1,108,442
3.04%, 3/17/2062	384,000	239,171
3.30%, 2/6/2027	750,000	747,210
3.50%, 11/15/2042 (a)	139,000	112,779
3.70%, 8/8/2046	600,000	480,690
3.95%, 8/8/2056	110,000	86,578
4.45%, 11/3/2045	200,000	183,342
4.50%, 6/15/2047	400,000	360,316
5.30%, 2/8/2041	1,014,000	1,053,678
MSCI, Inc.:
5.15%, 3/15/2036	250,000	248,308
5.25%, 9/1/2035	351,000	353,278
Oracle Corp.:
2.80%, 4/1/2027	1,200,000	1,176,744
2.88%, 3/25/2031	988,000	885,722
2.95%, 4/1/2030	306,000	282,346
3.25%, 11/15/2027	643,000	629,722
3.60%, 4/1/2040	430,000	318,854
3.65%, 3/25/2041	150,000	109,527
3.80%, 11/15/2037	170,000	137,401
3.85%, 4/1/2060	301,000	184,341
3.95%, 3/25/2051	750,000	493,605
4.00%, 7/15/2046	722,000	501,342
4.00%, 11/15/2047	188,000	129,060
4.10%, 3/25/2061	420,000	270,736
4.45%, 9/26/2030	1,000,000	977,920
4.70%, 9/27/2034	425,000	394,532
4.80%, 8/3/2028	200,000	200,908
4.80%, 9/26/2032	375,000	362,149
4.90%, 2/6/2033	731,000	703,712
5.20%, 9/26/2035 (a)	1,089,000	1,045,386
5.38%, 7/15/2040	845,000	757,120
5.38%, 9/27/2054	464,000	375,840

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/3/2035	$100,000	$98,069
5.50%, 9/27/2064	790,000	631,937
5.55%, 2/6/2053	1,761,000	1,465,134
5.88%, 9/26/2045	1,000,000	905,200
5.95%, 9/26/2055	375,000	332,906
6.00%, 8/3/2055	1,406,000	1,242,538
6.10%, 9/26/2065	335,000	295,802
6.13%, 7/8/2039	1,347,000	1,323,764
6.13%, 8/3/2065	500,000	442,155
6.25%, 11/9/2032	638,000	665,255
6.50%, 4/15/2038	401,000	409,609
6.90%, 11/9/2052	2,259,000	2,234,693
Paychex, Inc.:
5.35%, 4/15/2032	350,000	362,512
5.60%, 4/15/2035 (a)	150,000	157,032
Roper Technologies, Inc.:
4.45%, 9/15/2030	135,000	135,567
5.10%, 9/15/2035 (a)	400,000	402,976
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	236,823
1.95%, 7/15/2031	245,000	218,075
2.70%, 7/15/2041	560,000	406,129
2.90%, 7/15/2051	500,000	317,105
Synopsys, Inc.:
4.55%, 4/1/2027	196,000	197,388
4.65%, 4/1/2028	510,000	517,033
5.00%, 4/1/2032	168,000	171,541
5.70%, 4/1/2055	1,064,000	1,056,350
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	216,000	220,063
5.40%, 6/12/2029	348,000	359,842
VMware LLC:
2.20%, 8/15/2031	150,000	133,296
3.90%, 8/21/2027	260,000	260,055
Workday, Inc. 3.80%, 4/1/2032	555,000	531,196
		41,213,194
TELECOMMUNICATIONS — 4.0%
America Movil SAB de CV:
2.88%, 5/7/2030	385,000	362,235
4.38%, 7/16/2042	505,000	438,860
5.00%, 1/20/2033 (a)	500,000	507,360
6.13%, 11/15/2037	278,000	298,283
6.13%, 3/30/2040	950,000	1,010,097
AT&T, Inc.:
1.65%, 2/1/2028	500,000	476,455
2.25%, 2/1/2032	1,000,000	877,940
2.30%, 6/1/2027	1,309,000	1,279,600
2.55%, 12/1/2033	450,000	384,183
3.30%, 2/1/2052	811,000	528,245
3.50%, 6/1/2041 (a)	600,000	471,384
3.50%, 9/15/2053	1,500,000	1,005,105
3.55%, 9/15/2055	1,800,000	1,199,448
3.65%, 6/1/2051	300,000	211,050
Security Description	Principal Amount	Value
3.65%, 9/15/2059	$450,000	$297,360
3.80%, 2/15/2027	212,000	211,597
3.80%, 12/1/2057	1,500,000	1,032,480
4.30%, 2/15/2030	700,000	701,246
4.30%, 12/15/2042	275,000	232,075
4.35%, 3/1/2029	500,000	502,620
4.35%, 6/15/2045	150,000	123,783
4.55%, 11/1/2032	115,000	114,272
4.65%, 6/1/2044	630,000	546,972
4.70%, 8/15/2030 (a)	590,000	599,705
4.90%, 11/1/2035	500,000	493,870
5.35%, 9/1/2040	1,200,000	1,178,364
5.40%, 2/15/2034	1,154,000	1,196,583
5.45%, 3/1/2047	786,000	742,809
5.55%, 11/1/2045	250,000	240,810
5.65%, 2/15/2047 (a)	26,000	26,204
5.70%, 11/1/2054	140,000	134,327
5.70%, 3/1/2057 (a)	61,000	58,512
6.00%, 8/15/2040	395,000	412,036
6.05%, 8/15/2056	2,448,000	2,461,905
6.30%, 1/15/2038	169,000	183,630
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	145,000	114,406
4.46%, 4/1/2048	367,000	302,852
5.10%, 5/11/2033 (a)	200,000	202,974
5.20%, 2/15/2034 (a)	500,000	508,390
British Telecommunications PLC:
5.13%, 12/4/2028	764,000	784,078
9.63%, 12/15/2030	969,000	1,182,839
Cisco Systems, Inc.:
4.80%, 2/26/2027	100,000	101,111
4.95%, 2/26/2031	1,000,000	1,036,400
4.95%, 2/24/2032	350,000	361,214
5.05%, 2/26/2034	550,000	566,142
5.30%, 2/26/2054	70,000	67,135
5.35%, 2/26/2064	908,000	860,611
5.50%, 1/15/2040	706,000	732,517
5.90%, 2/15/2039	490,000	527,588
Corning, Inc.:
3.90%, 11/15/2049	165,000	127,332
4.75%, 3/15/2042	507,000	466,207
5.35%, 11/15/2048	235,000	228,171
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	725,000	846,184
9.25%, 6/1/2032 (a)	468,000	582,426
Juniper Networks, Inc. 5.95%, 3/15/2041	23,000	23,077
Motorola Solutions, Inc.:
2.30%, 11/15/2030	280,000	254,223
4.60%, 5/23/2029	180,000	182,079
4.85%, 8/15/2030 (a)	195,000	198,925
5.20%, 8/15/2032	65,000	67,052

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2044	$106,000	$103,230
5.55%, 8/15/2035	50,000	51,972
Nokia OYJ:
4.38%, 6/12/2027	800,000	799,568
6.63%, 5/15/2039	366,000	392,282
Orange SA 9.00%, 3/1/2031	80,000	96,292
Rogers Communications, Inc.:
3.20%, 3/15/2027	845,000	836,829
3.80%, 3/15/2032	350,000	329,945
4.35%, 5/1/2049	50,000	39,590
4.50%, 3/15/2042	100,000	85,436
4.55%, 3/15/2052	100,000	79,809
5.00%, 3/15/2044	100,000	89,091
5.30%, 2/15/2034	979,000	986,705
5.45%, 10/1/2043	35,000	32,992
Sprint Capital Corp.:
6.88%, 11/15/2028	220,000	236,128
8.75%, 3/15/2032	761,000	920,749
Telefonica Emisiones SA:
4.10%, 3/8/2027	310,000	309,901
4.90%, 3/6/2048	725,000	609,935
5.21%, 3/8/2047	800,000	707,272
7.05%, 6/20/2036	392,000	437,790
T-Mobile USA, Inc.:
2.05%, 2/15/2028	773,000	742,358
2.40%, 3/15/2029	750,000	710,280
2.63%, 2/15/2029	192,000	183,439
2.88%, 2/15/2031	1,000,000	929,160
3.00%, 2/15/2041	200,000	148,988
3.38%, 4/15/2029	1,200,000	1,170,060
3.60%, 11/15/2060	300,000	199,380
3.75%, 4/15/2027	865,000	862,223
3.88%, 4/15/2030	2,266,000	2,227,229
4.20%, 10/1/2029	300,000	300,570
4.38%, 4/15/2040	300,000	269,148
4.63%, 1/15/2033	140,000	139,209
4.70%, 1/15/2035 (a)	193,000	189,690
4.85%, 1/15/2029	215,000	219,595
4.95%, 3/15/2028	145,000	147,725
4.95%, 11/15/2035	125,000	124,346
5.05%, 7/15/2033	700,000	714,189
5.13%, 5/15/2032	100,000	102,883
5.15%, 4/15/2034	1,232,000	1,259,732
5.20%, 1/15/2033	255,000	263,226
5.25%, 6/15/2055	200,000	182,324
5.30%, 5/15/2035 (a)	200,000	205,072
5.50%, 1/15/2055	200,000	189,562
5.70%, 1/15/2056	250,000	243,862
5.75%, 1/15/2034	800,000	847,136
5.75%, 1/15/2054	350,000	343,486
5.80%, 9/15/2062 (a)	210,000	206,844
5.88%, 11/15/2055 (a)	400,000	399,372
6.00%, 6/15/2054	200,000	203,382
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
1.68%, 10/30/2030	$180,000	$159,626
2.10%, 3/22/2028	3,144,000	3,019,309
2.65%, 11/20/2040	225,000	160,825
2.85%, 9/3/2041	125,000	90,050
3.40%, 3/22/2041	270,000	211,413
3.70%, 3/22/2061	500,000	337,780
4.00%, 3/22/2050	300,000	228,558
4.13%, 3/16/2027	1,221,000	1,224,126
4.13%, 8/15/2046	100,000	80,088
4.27%, 1/15/2036	1,260,000	1,181,452
4.50%, 8/10/2033	1,260,000	1,239,563
4.75%, 1/15/2033	240,000	239,820
4.75%, 11/1/2041	267,000	243,619
4.78%, 2/15/2035	347,000	341,691
4.81%, 3/15/2039	313,000	297,244
4.86%, 8/21/2046	1,200,000	1,068,408
5.00%, 1/15/2036	375,000	371,899
5.01%, 4/15/2049	100,000	89,697
5.01%, 8/21/2054	548,000	481,506
5.25%, 3/16/2037	298,000	300,122
5.40%, 7/2/2037 (b)	100,000	101,126
5.50%, 2/23/2054 (a)	2,148,000	2,063,004
5.75%, 11/30/2045 (a)	275,000	273,325
5.88%, 11/30/2055	200,000	197,724
6.00%, 11/30/2065	335,000	331,007
6.55%, 9/15/2043	1,280,000	1,407,706
7.75%, 12/1/2030	1,671,000	1,915,969
Vodafone Group PLC:
5.63%, 2/10/2053	216,000	206,688
5.75%, 6/28/2054 (a)	279,000	270,552
5.75%, 2/10/2063	718,000	682,696
5.88%, 6/28/2064	728,000	705,090
6.15%, 2/27/2037	338,000	367,426
		71,624,433
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.90%, 11/19/2029	514,000	505,313
6.05%, 5/14/2034 (a)	200,000	212,276
6.35%, 3/15/2040	281,000	295,084
Mattel, Inc.:
5.00%, 11/17/2030	459,000	462,126
5.45%, 11/1/2041	365,000	343,436
		1,818,235
TRANSPORTATION — 1.6%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	829,000	736,674
4.40%, 3/15/2042 (a)	250,000	223,743
4.95%, 9/15/2041	30,000	28,994
5.05%, 3/1/2041	1,000,000	981,230
5.20%, 4/15/2054	1,000,000	941,870
5.40%, 6/1/2041	24,000	24,339
5.50%, 3/15/2055	780,000	767,434

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 3/15/2056	$220,000	$217,232
5.80%, 3/15/2056	100,000	102,245
6.15%, 5/1/2037	200,000	222,136
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,908
3.20%, 8/2/2046	500,000	361,955
3.85%, 8/5/2032	450,000	436,896
4.20%, 3/12/2031	500,000	498,750
4.45%, 1/20/2049	27,000	23,098
4.75%, 11/12/2035	205,000	204,836
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	1,800,000	1,620,270
2.88%, 11/15/2029	436,000	416,916
6.13%, 9/15/2115	355,000	355,320
7.13%, 10/15/2031	70,000	79,391
CSX Corp.:
3.35%, 9/15/2049	454,000	319,276
3.80%, 11/1/2046	700,000	548,793
3.80%, 4/15/2050	400,000	305,244
4.25%, 3/15/2029 (a)	137,000	138,111
4.30%, 3/1/2048	68,000	56,797
4.40%, 3/1/2043	100,000	87,923
4.65%, 3/1/2068	1,056,000	866,195
4.75%, 5/30/2042	613,000	566,498
4.75%, 11/15/2048	287,000	255,507
5.05%, 6/15/2035 (a)	550,000	559,636
6.22%, 4/30/2040	823,000	904,066
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	51,284	44,860
FedEx Corp.:
3.10%, 8/5/2029	365,000	351,437
3.25%, 5/15/2041	51,000	38,269
4.05%, 2/15/2048	178,000	136,159
4.10%, 2/1/2045	326,000	258,097
4.25%, 5/15/2030	200,000	200,828
4.40%, 1/15/2047	415,000	337,594
4.55%, 4/1/2046	184,000	154,922
4.75%, 11/15/2045	200,000	173,144
4.95%, 10/17/2048	180,000	156,974
5.10%, 1/15/2044	102,000	92,898
5.25%, 5/15/2050 (a)	230,000	211,825
GXO Logistics, Inc.:
2.65%, 7/15/2031 (a)	600,000	540,360
6.50%, 5/6/2034 (a)	250,000	270,160
Kirby Corp. 4.20%, 3/1/2028	100,000	99,969
Norfolk Southern Corp.:
3.00%, 3/15/2032	557,000	513,342
3.95%, 10/1/2042	487,000	404,653
4.05%, 8/15/2052	400,000	310,860
4.15%, 2/28/2048	155,000	126,323
4.45%, 3/1/2033	150,000	149,591
4.45%, 6/15/2045	461,000	398,405
Security Description	Principal Amount	Value
5.10%, 5/1/2035	$100,000	$102,116
5.10%, 8/1/2118	172,000	149,170
5.35%, 8/1/2054 (a)	125,000	119,408
5.55%, 3/15/2034 (a)	250,000	263,938
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	119,000	117,468
4.30%, 12/1/2030	400,000	398,420
Series MTN, 4.85%, 6/15/2030 (a)	34,000	34,665
5.00%, 3/15/2030	800,000	819,344
6.60%, 12/1/2033 (a)	566,000	631,758
Union Pacific Corp.:
2.40%, 2/5/2030	193,000	180,687
2.80%, 2/14/2032	150,000	137,697
2.97%, 9/16/2062	400,000	234,808
3.25%, 2/5/2050	100,000	69,205
3.35%, 8/15/2046	346,000	251,777
3.38%, 2/14/2042 (a)	30,000	23,605
3.50%, 2/14/2053	800,000	566,648
3.55%, 5/20/2061	250,000	167,575
3.75%, 2/5/2070	637,000	430,695
3.80%, 10/1/2051	200,000	151,180
3.84%, 3/20/2060	591,000	426,980
3.95%, 8/15/2059	191,000	141,751
4.05%, 11/15/2045	782,000	641,451
4.05%, 3/1/2046	250,000	203,998
4.10%, 9/15/2067	274,000	203,056
4.50%, 9/10/2048	200,000	171,910
5.15%, 1/20/2063	618,000	567,423
6.63%, 2/1/2029	200,000	215,594
United Parcel Service, Inc.:
3.40%, 11/15/2046	450,000	333,410
3.63%, 10/1/2042	80,000	64,086
4.25%, 3/15/2049	500,000	412,465
4.45%, 4/1/2030	145,000	147,584
4.88%, 11/15/2040	400,000	385,048
5.15%, 5/22/2034 (a)	100,000	103,883
5.25%, 5/14/2035 (a)	200,000	207,376
5.50%, 5/22/2054 (a)	100,000	97,497
5.60%, 5/22/2064	800,000	772,280
5.95%, 5/14/2055	1,000,000	1,033,370
6.05%, 5/14/2065	480,000	495,331
		29,305,610
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	100,000	63,422
3.50%, 3/15/2028	100,000	98,567
5.45%, 9/15/2033	472,000	488,902
5.50%, 6/15/2035	270,000	276,972
6.05%, 6/5/2054	850,000	860,370
		1,788,233

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	$334,000	$301,789
3.45%, 5/1/2050	100,000	71,307
4.20%, 9/1/2048	1,555,000	1,265,879
4.30%, 9/1/2045	43,000	36,782
4.45%, 6/1/2032 (a)	250,000	250,335
5.70%, 9/1/2055	600,000	601,620
Essential Utilities, Inc.:
3.35%, 4/15/2050	385,000	265,477
3.57%, 5/1/2029	200,000	196,076
4.28%, 5/1/2049	950,000	767,419
5.25%, 8/15/2035	155,000	158,179
		3,914,863
TOTAL CORPORATE BONDS & NOTES (Cost $1,763,961,340)		1,769,400,061
	Shares
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	14,816,685	14,816,685
State Street Navigator Securities Lending Portfolio II (g) (h)	94,647,240	94,647,240
TOTAL SHORT-TERM INVESTMENTS (Cost $109,463,925)		109,463,925
TOTAL INVESTMENTS — 104.0% (Cost $1,873,425,265)		1,878,863,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(71,696,744)
NET ASSETS — 100.0%		$1,807,167,242

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,769,400,061	$—	$1,769,400,061
Short-Term Investments	109,463,925	—	—	109,463,925
TOTAL INVESTMENTS	$109,463,925	$1,769,400,061	$—	$1,878,863,986
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,302,533	$9,302,533	$144,265,021	$138,750,869	$—	$—	14,816,685	$14,816,685	$197,685
State Street Navigator Securities Lending Portfolio II	90,475,855	90,475,855	241,998,313	237,826,928	—	—	94,647,240	94,647,240	139,287
Total		$99,778,388	$386,263,334	$376,577,797	$—	$—		$109,463,925	$336,972
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.3%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$823,512	$752,280
1.50%, 12/1/2035	2,946,974	2,690,024
1.50%, 2/1/2036	2,467,970	2,251,293
1.50%, 4/1/2036	1,402,010	1,272,876
1.50%, 5/1/2036	3,218,813	2,921,596
1.50%, 6/1/2036	757,024	687,730
1.50%, 7/1/2036	621,269	563,615
1.50%, 12/1/2036	779,180	704,758
1.50%, 3/1/2037	9,679,993	8,754,613
1.50%, 4/1/2037	7,278,832	6,582,996
1.50%, 5/1/2041	3,441,768	2,919,125
1.50%, 1/1/2042	1,481,525	1,252,877
1.50%, 12/1/2050	2,083,890	1,620,991
1.50%, 2/1/2051	7,296,675	5,654,376
1.50%, 5/1/2051	2,231,683	1,728,000
1.50%, 6/1/2051	12,977,163	10,047,764
1.50%, 10/1/2051	8,236,655	6,376,075
1.50%, 11/1/2051	2,022,773	1,565,770
1.50%, 3/1/2052	2,015,222	1,559,690
2.00%, 3/1/2028	60,434	59,416
2.00%, 2/1/2032	1,047,281	1,003,589
2.00%, 7/1/2035	776,508	726,223
2.00%, 8/1/2035	2,224,129	2,083,349
2.00%, 9/1/2035	10,045,932	9,399,803
2.00%, 10/1/2035	138,482	129,591
2.00%, 11/1/2035	4,572,346	4,272,434
2.00%, 1/1/2036	821,308	766,603
2.00%, 4/1/2036	3,184,989	2,956,552
2.00%, 6/1/2036	987,820	918,239
2.00%, 8/1/2036	4,349,603	4,039,079
2.00%, 9/1/2036	4,712,818	4,386,185
2.00%, 10/1/2036	2,501,955	2,319,494
2.00%, 11/1/2036	298,707	277,223
2.00%, 12/1/2036	15,323,105	14,218,627
2.00%, 1/1/2037	4,601,292	4,268,925
2.00%, 2/1/2037	3,678,008	3,416,294
2.00%, 3/1/2037	609,458	566,117
2.00%, 4/1/2037	4,957,413	4,593,616
2.00%, 6/1/2037	2,761,757	2,580,358
2.00%, 5/1/2041	5,983,041	5,259,446
2.00%, 7/1/2041	4,683,460	4,111,189
2.00%, 8/1/2041	6,862,256	6,019,473
2.00%, 3/1/2042	8,565,629	7,497,007
2.00%, 4/1/2042	1,436,517	1,256,405
2.00%, 8/1/2050	5,255,915	4,301,633
2.00%, 9/1/2050	16,128,703	13,243,396
2.00%, 10/1/2050	9,587,338	7,841,274
2.00%, 11/1/2050	19,064,596	15,599,553
2.00%, 12/1/2050	24,001,665	19,622,767
2.00%, 1/1/2051	30,951,378	25,277,703
2.00%, 2/1/2051	31,582,270	25,849,647
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$14,358,311	$11,730,339
2.00%, 4/1/2051	31,524,861	25,752,977
2.00%, 5/1/2051	7,958,456	6,548,492
2.00%, 6/1/2051	1,634,644	1,337,538
2.00%, 7/1/2051	600,661	490,162
2.00%, 8/1/2051	4,889,904	3,985,515
2.00%, 9/1/2051	37,070,439	30,258,280
2.00%, 10/1/2051	7,277,872	5,927,208
2.00%, 11/1/2051	50,673,093	41,218,580
2.00%, 12/1/2051	3,502,609	2,863,401
2.00%, 1/1/2052	3,536,866	2,876,667
2.00%, 2/1/2052	43,681,999	35,575,647
2.00%, 3/1/2052	16,048,835	13,083,636
2.00%, 6/1/2052	2,506,249	2,038,116
2.50%, 4/1/2027	48,813	48,266
2.50%, 9/1/2027	48,219	47,618
2.50%, 10/1/2027	21,771	21,497
2.50%, 1/1/2028	71,363	70,433
2.50%, 4/1/2028	30,028	29,644
2.50%, 5/1/2028	25,740	25,423
2.50%, 6/1/2028	19,004	18,761
2.50%, 10/1/2029	8,532	8,374
2.50%, 1/1/2031	39,888	38,928
2.50%, 6/1/2031	206,134	200,709
2.50%, 10/1/2031	266,155	258,584
2.50%, 9/1/2032	488,471	475,213
2.50%, 11/1/2032	54,535	52,603
2.50%, 2/1/2033	43,218	41,681
2.50%, 4/1/2033	1,494,257	1,440,083
2.50%, 12/1/2033	1,067,291	1,028,977
2.50%, 1/1/2035	869,745	832,830
2.50%, 2/1/2035	336,965	321,057
2.50%, 4/1/2035	287,374	274,668
2.50%, 5/1/2035	960,364	916,070
2.50%, 7/1/2035	3,468,581	3,316,192
2.50%, 8/1/2035	1,941,147	1,852,332
2.50%, 9/1/2035	1,572,791	1,500,226
2.50%, 10/1/2035	728,027	694,437
2.50%, 11/1/2035	970,603	925,075
2.50%, 12/1/2035	377,602	359,744
2.50%, 1/1/2036	482,198	459,209
2.50%, 4/1/2036	371,287	352,773
2.50%, 7/1/2036	1,446,645	1,373,171
2.50%, 10/1/2036	559,095	530,183
2.50%, 1/1/2037	1,320,372	1,251,279
2.50%, 3/1/2037	788,882	746,300
2.50%, 4/1/2037	2,520,164	2,390,570
2.50%, 6/1/2037	6,137,690	5,836,188
2.50%, 2/1/2040	2,078,680	1,900,694
2.50%, 5/1/2040	88,537	80,838
2.50%, 8/1/2040	508,103	463,328
2.50%, 9/1/2040	2,306,116	2,102,006
2.50%, 6/1/2041	354,987	320,807
2.50%, 12/1/2041	2,219,116	1,999,267
2.50%, 4/1/2042	2,771,746	2,494,000

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2042	$5,412,181	$4,878,507
2.50%, 4/1/2043	49,449	44,412
2.50%, 9/1/2046	75,222	65,627
2.50%, 1/1/2050	42,168	36,124
2.50%, 4/1/2050	893,970	774,238
2.50%, 5/1/2050	1,785,724	1,529,981
2.50%, 6/1/2050	8,474,846	7,313,890
2.50%, 7/1/2050	1,300,590	1,121,583
2.50%, 8/1/2050	8,119,438	6,951,209
2.50%, 9/1/2050	15,323,803	13,254,526
2.50%, 10/1/2050	41,044,261	35,416,924
2.50%, 11/1/2050	7,529,517	6,439,159
2.50%, 12/1/2050	11,579,557	9,899,117
2.50%, 1/1/2051	18,068,602	15,382,871
2.50%, 2/1/2051	4,624,556	3,957,537
2.50%, 3/1/2051	1,993,420	1,702,895
2.50%, 4/1/2051	2,788,506	2,362,698
2.50%, 6/1/2051	7,318,553	6,194,839
2.50%, 7/1/2051	4,802,880	4,095,436
2.50%, 8/1/2051	7,110,779	6,061,186
2.50%, 9/1/2051	45,260,562	38,608,688
2.50%, 10/1/2051	10,726,662	9,163,818
2.50%, 11/1/2051	30,805,802	26,230,018
2.50%, 12/1/2051	35,692,981	30,510,883
2.50%, 1/1/2052	8,375,307	7,148,837
2.50%, 2/1/2052	9,610,106	8,139,329
2.50%, 3/1/2052	10,266,020	8,750,151
2.50%, 4/1/2052	37,842,989	32,401,069
2.50%, 5/1/2052	20,923,054	17,796,578
2.50%, 7/1/2052	3,233,553	2,753,252
3.00%, 10/1/2026	7,651	7,609
3.00%, 11/1/2026	15,776	15,668
3.00%, 3/1/2027	125,877	124,917
3.00%, 6/1/2027	15,766	15,630
3.00%, 10/1/2028	11,768	11,664
3.00%, 2/1/2029	6,634	6,574
3.00%, 7/1/2029	12,680	12,543
3.00%, 8/1/2029	38,424	38,003
3.00%, 9/1/2029	9,151	9,048
3.00%, 10/1/2030	52,944	52,158
3.00%, 11/1/2030	71,940	70,863
3.00%, 12/1/2030	235,849	232,250
3.00%, 2/1/2031	209,207	205,891
3.00%, 8/1/2031	54,348	53,404
3.00%, 11/1/2031	44,552	43,933
3.00%, 2/1/2032	44,298	43,494
3.00%, 5/1/2032	142,130	139,087
3.00%, 6/1/2032	112,277	109,836
3.00%, 7/1/2032	53,921	52,734
3.00%, 10/1/2032	72,961	71,309
3.00%, 12/1/2032	1,308,774	1,278,485
3.00%, 1/1/2033	47,916	46,881
3.00%, 2/1/2033	64,338	62,870
3.00%, 3/1/2033	1,282,802	1,250,726
3.00%, 4/1/2033	1,458,155	1,430,801
Security Description	Principal Amount	Value
3.00%, 5/1/2033	$40,095	$39,119
3.00%, 7/1/2033	429,313	420,201
3.00%, 9/1/2034	1,009,256	981,962
3.00%, 1/1/2035	1,304,751	1,270,980
3.00%, 4/1/2035	147,740	142,583
3.00%, 6/1/2035	167,298	161,324
3.00%, 7/1/2035	2,926,912	2,837,435
3.00%, 12/1/2035	4,706,032	4,562,574
3.00%, 4/1/2036	126,879	121,844
3.00%, 8/1/2036	214,659	208,148
3.00%, 9/1/2036	124,336	119,943
3.00%, 6/1/2037	679,784	661,505
3.00%, 11/1/2037	1,984,620	1,910,839
3.00%, 1/1/2038	76,773	73,117
3.00%, 2/1/2038	468,514	447,454
3.00%, 11/1/2039	62,962	59,142
3.00%, 4/1/2042	2,332,618	2,163,106
3.00%, 6/1/2042	1,422,415	1,315,836
3.00%, 8/1/2042	103,625	95,860
3.00%, 9/1/2042	80,887	74,827
3.00%, 11/1/2042	638,895	591,607
3.00%, 1/1/2043	303,811	281,397
3.00%, 2/1/2043	441,422	408,826
3.00%, 3/1/2043	128,389	118,186
3.00%, 4/1/2043	1,126,293	1,035,606
3.00%, 5/1/2043	556,479	513,560
3.00%, 6/1/2043	33,292	30,646
3.00%, 7/1/2043	57,700	53,115
3.00%, 8/1/2043	35,962	33,104
3.00%, 9/1/2043	36,605	33,696
3.00%, 10/1/2043	38,092	35,065
3.00%, 12/1/2044	74,530	68,233
3.00%, 1/1/2045	298,605	273,697
3.00%, 6/1/2045	301,150	275,287
3.00%, 7/1/2045	392,451	358,459
3.00%, 8/1/2045	329,124	304,842
3.00%, 5/1/2046	86,313	78,455
3.00%, 6/1/2046	1,694,812	1,557,676
3.00%, 7/1/2046	4,473,521	4,079,961
3.00%, 8/1/2046	825,182	749,316
3.00%, 9/1/2046	1,564,965	1,414,380
3.00%, 10/1/2046	574,020	522,648
3.00%, 11/1/2046	125,691	114,248
3.00%, 12/1/2046	2,917,679	2,653,499
3.00%, 1/1/2047	596,512	541,773
3.00%, 2/1/2047	5,707,066	5,163,125
3.00%, 5/1/2047	602,565	551,657
3.00%, 7/1/2047	636,534	578,052
3.00%, 12/1/2047	197,504	178,764
3.00%, 1/1/2048	818,427	740,769
3.00%, 2/1/2048	77,251	69,921
3.00%, 3/1/2048	460,412	416,725
3.00%, 10/1/2048	448,099	405,581
3.00%, 5/1/2049	76,919	69,017
3.00%, 7/1/2049	43,458	38,994

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2049	$971,996	$872,141
3.00%, 9/1/2049	779,165	699,120
3.00%, 10/1/2049	1,859,738	1,676,793
3.00%, 12/1/2049	396,557	357,645
3.00%, 1/1/2050	993,412	893,189
3.00%, 2/1/2050	9,498,646	8,554,565
3.00%, 3/1/2050	833,266	751,503
3.00%, 4/1/2050	5,837,208	5,239,895
3.00%, 5/1/2050	320,642	289,218
3.00%, 8/1/2050	2,245,001	2,031,417
3.00%, 9/1/2050	4,318,775	3,850,323
3.00%, 11/1/2050	3,486,873	3,108,775
3.00%, 1/1/2051	1,725,887	1,544,860
3.00%, 4/1/2051	1,287,158	1,149,320
3.00%, 5/1/2051	5,018,063	4,487,285
3.00%, 6/1/2051	17,600,821	15,719,888
3.00%, 7/1/2051	18,102,012	16,235,049
3.00%, 10/1/2051	2,870,058	2,558,267
3.00%, 11/1/2051	1,349,509	1,202,068
3.00%, 12/1/2051	4,661,347	4,148,927
3.00%, 1/1/2052	6,663,512	5,928,396
3.00%, 2/1/2052	9,288,874	8,275,776
3.00%, 3/1/2052	19,625,224	17,433,430
3.00%, 4/1/2052	9,775,572	8,711,092
3.00%, 5/1/2052	12,772,814	11,347,556
3.00%, 6/1/2052	6,039,504	5,396,825
3.00%, 8/1/2052	16,452,126	14,608,164
3.50%, 2/1/2026	812	810
3.50%, 10/1/2026	5,411	5,390
3.50%, 1/1/2029	5,414	5,396
3.50%, 3/1/2029	129,694	129,062
3.50%, 4/1/2029	44,970	44,751
3.50%, 6/1/2029	11,423	11,377
3.50%, 8/1/2029	6,203	6,178
3.50%, 9/1/2029	147,486	146,721
3.50%, 2/1/2030	4,163	4,144
3.50%, 1/1/2034	45,081	44,511
3.50%, 3/1/2034	149,470	147,170
3.50%, 8/1/2034	53,219	52,318
3.50%, 7/1/2035	81,206	79,609
3.50%, 10/1/2037	786,173	766,483
3.50%, 7/1/2038	1,713,126	1,668,232
3.50%, 2/1/2039	33,979	32,956
3.50%, 3/1/2039	102,753	99,288
3.50%, 4/1/2039	57,743	55,949
3.50%, 2/1/2040	964,713	937,170
3.50%, 10/1/2041	414,988	396,844
3.50%, 2/1/2042	269,648	257,811
3.50%, 7/1/2042	9,820	9,367
3.50%, 8/1/2042	379,027	362,702
3.50%, 9/1/2042	91,759	87,421
3.50%, 3/1/2043	54,078	51,524
3.50%, 5/1/2043	144,067	137,275
3.50%, 8/1/2043	752,566	716,200
3.50%, 11/1/2043	22,406	21,348
Security Description	Principal Amount	Value
3.50%, 12/1/2043	$388,296	$371,208
3.50%, 1/1/2044	234,854	223,753
3.50%, 5/1/2044	67,848	64,273
3.50%, 6/1/2044	38,917	36,910
3.50%, 8/1/2044	53,308	50,520
3.50%, 10/1/2044	287,263	272,449
3.50%, 11/1/2044	30,699	29,116
3.50%, 12/1/2044	212,060	200,940
3.50%, 1/1/2045	387,870	367,452
3.50%, 2/1/2045	72,090	68,372
3.50%, 3/1/2045	148,858	141,904
3.50%, 7/1/2045	69,267	65,582
3.50%, 8/1/2045	69,560	65,703
3.50%, 10/1/2045	65,815	62,165
3.50%, 11/1/2045	135,992	128,354
3.50%, 12/1/2045	423,481	399,446
3.50%, 1/1/2046	388,142	367,208
3.50%, 3/1/2046	535,846	505,895
3.50%, 5/1/2046	169,998	160,410
3.50%, 7/1/2046	2,395,367	2,275,735
3.50%, 12/1/2046	211,476	199,644
3.50%, 2/1/2047	2,942,118	2,775,624
3.50%, 6/1/2047	1,057,625	997,417
3.50%, 7/1/2047	121,297	113,864
3.50%, 8/1/2047	107,914	101,422
3.50%, 9/1/2047	2,445,247	2,295,584
3.50%, 10/1/2047	726,723	682,873
3.50%, 11/1/2047	1,285,863	1,227,278
3.50%, 12/1/2047	139,932	131,514
3.50%, 2/1/2048	661,031	620,510
3.50%, 3/1/2048	3,695,743	3,454,704
3.50%, 5/1/2048	141,655	133,368
3.50%, 6/1/2048	93,212	87,483
3.50%, 7/1/2048	1,147,739	1,075,923
3.50%, 11/1/2048	503,110	474,230
3.50%, 2/1/2049	1,666,118	1,564,020
3.50%, 3/1/2049	1,121,517	1,050,216
3.50%, 4/1/2049	403,807	377,282
3.50%, 6/1/2049	83,490	77,998
3.50%, 7/1/2049	598,403	559,044
3.50%, 8/1/2049	1,034,777	969,621
3.50%, 9/1/2049	1,368,723	1,283,096
3.50%, 10/1/2049	471,747	442,068
3.50%, 12/1/2049	18,726,718	17,617,515
3.50%, 1/1/2050	13,495,793	12,590,352
3.50%, 5/1/2050	1,325,819	1,238,735
3.50%, 6/1/2050	276,436	258,438
3.50%, 5/1/2051	447,760	416,193
3.50%, 6/1/2051	1,188,791	1,105,106
3.50%, 7/1/2051	135,784	126,215
3.50%, 9/1/2051	357,276	332,043
3.50%, 11/1/2051	4,866,087	4,546,651
3.50%, 2/1/2052	1,069,183	993,683
3.50%, 3/1/2052	8,487,649	7,848,641
3.50%, 4/1/2052	3,119,209	2,900,741

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/1/2052	$615,438	$570,335
3.50%, 7/1/2052	1,202,436	1,120,261
3.50%, 9/1/2052	27,015,094	24,999,637
3.50%, 11/1/2052	12,912,799	11,951,474
4.00%, 2/1/2027	1,445	1,442
4.00%, 11/1/2033	17,274	17,289
4.00%, 6/1/2035	40,948	40,879
4.00%, 4/1/2038	1,135,466	1,125,277
4.00%, 10/1/2039	167,975	164,727
4.00%, 12/1/2039	427,425	422,638
4.00%, 10/1/2040	355,960	349,081
4.00%, 12/1/2040	128,525	126,031
4.00%, 1/1/2041	223,884	219,542
4.00%, 2/1/2041	22,915	22,471
4.00%, 12/1/2041	26,771	26,256
4.00%, 2/1/2042	66,045	64,701
4.00%, 4/1/2042	12,343	12,106
4.00%, 6/1/2042	50,882	49,781
4.00%, 10/1/2043	67,486	66,190
4.00%, 12/1/2043	386,619	377,786
4.00%, 5/1/2044	28,741	27,906
4.00%, 7/1/2044	95,457	92,631
4.00%, 8/1/2044	50,724	49,192
4.00%, 10/1/2044	47,498	46,118
4.00%, 11/1/2044	227,022	220,161
4.00%, 12/1/2044	12,764	12,393
4.00%, 2/1/2045	242,993	235,778
4.00%, 4/1/2045	15,801	15,349
4.00%, 5/1/2045	544,465	531,101
4.00%, 9/1/2045	53,361	51,776
4.00%, 10/1/2045	301,423	292,533
4.00%, 11/1/2045	175,877	170,655
4.00%, 12/1/2045	137,973	133,979
4.00%, 1/1/2046	314,192	305,565
4.00%, 2/1/2046	1,058,157	1,026,738
4.00%, 9/1/2046	79,257	77,183
4.00%, 12/1/2046	117,297	113,815
4.00%, 1/1/2047	1,763,361	1,704,674
4.00%, 2/1/2047	806,991	779,235
4.00%, 5/1/2047	52,118	50,340
4.00%, 6/1/2047	59,126	57,176
4.00%, 7/1/2047	214,534	207,201
4.00%, 8/1/2047	114,868	111,079
4.00%, 9/1/2047	57,902	55,992
4.00%, 11/1/2047	123,265	119,510
4.00%, 12/1/2047	64,502	62,374
4.00%, 2/1/2048	445,858	430,640
4.00%, 3/1/2048	113,536	109,661
4.00%, 4/1/2048	94,148	90,781
4.00%, 5/1/2048	82,135	79,198
4.00%, 6/1/2048	1,407,365	1,367,780
4.00%, 7/1/2048	87,769	84,631
4.00%, 9/1/2048	791,111	761,906
4.00%, 10/1/2048	874,999	840,174
4.00%, 11/1/2048	443,345	429,416
Security Description	Principal Amount	Value
4.00%, 12/1/2048	$550,971	$533,877
4.00%, 1/1/2049	707,926	691,198
4.00%, 3/1/2049	1,246,348	1,197,495
4.00%, 4/1/2049	1,467,929	1,418,959
4.00%, 6/1/2049	396,818	381,177
4.00%, 7/1/2049	830,996	800,520
4.00%, 8/1/2049	121,948	117,141
4.00%, 9/1/2049	317,192	304,689
4.00%, 12/1/2049	47,497	45,625
4.00%, 1/1/2050	963,669	925,685
4.00%, 4/1/2050	102,095	97,852
4.00%, 5/1/2050	208,147	199,497
4.00%, 6/1/2050	263,141	252,205
4.00%, 7/1/2050	452,262	435,478
4.00%, 2/1/2051	8,249,749	7,924,573
4.00%, 4/1/2052	827,869	787,795
4.00%, 5/1/2052	580,729	552,527
4.00%, 7/1/2052	2,625,946	2,498,424
4.00%, 8/1/2052	15,800,100	15,076,746
4.00%, 10/1/2052	14,522,442	13,855,463
4.00%, 11/1/2052	11,725,764	11,175,451
4.00%, 1/1/2053	3,631,737	3,460,729
4.00%, 5/1/2053	5,145,888	4,901,406
4.00%, 1/1/2054	906,228	863,697
4.50%, 2/1/2039	23,794	23,962
4.50%, 7/1/2041	47,635	47,759
4.50%, 9/1/2041	12,061	12,092
4.50%, 10/1/2041	99,051	99,734
4.50%, 1/1/2043	1,272,874	1,274,772
4.50%, 10/1/2043	30,807	30,790
4.50%, 3/1/2044	33,768	33,682
4.50%, 7/1/2044	131,573	131,241
4.50%, 8/1/2044	213,562	213,186
4.50%, 9/1/2044	84,742	85,141
4.50%, 10/1/2044	31,884	31,766
4.50%, 7/1/2045	120,363	121,194
4.50%, 8/1/2045	14,537	14,533
4.50%, 3/1/2046	129,783	129,973
4.50%, 8/1/2046	83,052	83,039
4.50%, 3/1/2047	183,199	182,923
4.50%, 7/1/2047	199,038	198,536
4.50%, 12/1/2047	93,463	92,911
4.50%, 6/1/2048	629,400	625,125
4.50%, 7/1/2048	33,122	32,915
4.50%, 8/1/2048	101,019	100,266
4.50%, 9/1/2048	1,133,298	1,125,287
4.50%, 11/1/2048	17,905	17,793
4.50%, 1/1/2049	918,768	913,509
4.50%, 3/1/2049	2,052,038	2,041,391
4.50%, 4/1/2049	89,824	89,091
4.50%, 5/1/2049	202,809	201,142
4.50%, 8/1/2049	2,841,157	2,827,288
4.50%, 9/1/2049	326,578	323,893
4.50%, 2/1/2050	362,703	359,721
4.50%, 4/1/2050	498,116	492,660

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2052	$3,769,885	$3,699,900
4.50%, 7/1/2052	194,461	191,647
4.50%, 9/1/2052	2,679,492	2,632,366
4.50%, 10/1/2052	14,446,895	14,183,229
4.50%, 11/1/2052	4,613,287	4,524,908
4.50%, 12/1/2052	1,980,136	1,941,895
4.50%, 1/1/2053	5,631,824	5,523,060
4.50%, 5/1/2053	8,877,404	8,698,342
5.00%, 12/1/2033	96,953	98,996
5.00%, 2/1/2038	627,609	636,833
5.00%, 9/1/2038	11,931	12,236
5.00%, 9/1/2039	47,249	48,388
5.00%, 12/1/2039	160,434	164,120
5.00%, 1/1/2040	73,417	75,104
5.00%, 4/1/2040	4,305,944	4,363,285
5.00%, 8/1/2040	3,246,620	3,289,855
5.00%, 12/1/2041	32,377	33,164
5.00%, 12/1/2044	2,699,119	2,717,647
5.00%, 7/1/2045	3,731,860	3,755,211
5.00%, 7/1/2048	101,781	103,571
5.00%, 8/1/2048	495,391	502,990
5.00%, 9/1/2048	1,165,974	1,184,017
5.00%, 5/1/2049	743,951	752,548
5.00%, 9/1/2049	3,369,757	3,428,359
5.00%, 10/1/2049	1,363,892	1,384,900
5.00%, 11/1/2049	510,674	518,952
5.00%, 3/1/2050	1,147,392	1,165,991
5.00%, 7/1/2050	821,273	834,695
5.00%, 7/1/2052	1,247,011	1,259,388
5.00%, 8/1/2052	1,100,560	1,109,273
5.00%, 9/1/2052	10,214,089	10,253,043
5.00%, 10/1/2052	10,972,489	11,019,765
5.00%, 12/1/2052	6,828,500	6,901,179
5.00%, 1/1/2053	1,386,806	1,400,088
5.00%, 2/1/2053	20,531,158	20,586,050
5.00%, 4/1/2053	2,505,454	2,507,023
5.00%, 6/1/2053	1,618,986	1,634,782
5.00%, 7/1/2053	15,448,809	15,471,885
5.00%, 9/1/2053	2,052,794	2,067,894
5.00%, 12/1/2053	4,729,001	4,732,228
5.00%, 9/1/2054	741,593	740,653
5.00%, 11/1/2054	16,685,803	16,652,147
5.00%, 1/1/2055	24,044,639	23,996,141
5.50%, 9/1/2035	2,053	2,140
5.50%, 12/1/2036	6,849	7,142
5.50%, 7/1/2037	61,984	64,635
5.50%, 4/1/2038	27,264	28,547
5.50%, 5/1/2038	2,090	2,189
5.50%, 8/1/2038	76,123	79,378
5.50%, 8/1/2040	9,455,757	9,696,699
5.50%, 11/1/2052	499,341	509,309
5.50%, 12/1/2052	2,569,665	2,635,423
5.50%, 2/1/2053	18,052,565	18,387,365
5.50%, 3/1/2053	2,194,552	2,260,112
5.50%, 4/1/2053	383,364	392,191
Security Description	Principal Amount	Value
5.50%, 5/1/2053	$2,268,251	$2,324,135
5.50%, 7/1/2053	26,557,562	27,003,916
5.50%, 8/1/2053	196,373	199,648
5.50%, 9/1/2053	2,558,751	2,624,323
5.50%, 3/1/2054	35,505,653	36,031,531
5.50%, 6/1/2054	815,473	829,142
5.50%, 10/1/2054	4,549,325	4,673,498
5.50%, 11/1/2054	43,704,191	44,341,783
5.50%, 1/1/2055	4,947,298	5,053,691
5.50%, 5/1/2055	5,079,382	5,151,789
5.50%, 6/1/2055	23,624,592	23,961,360
5.50%, 8/1/2055	1,459,813	1,480,623
5.50%, 9/1/2055	14,711,665	15,062,962
5.50%, 10/1/2055	32,121,529	32,579,421
6.00%, 10/1/2038	265,335	275,514
6.00%, 7/1/2040	151,054	160,811
6.00%, 10/1/2052	1,866,725	1,925,561
6.00%, 12/1/2052	359,556	370,659
6.00%, 2/1/2053	10,249,763	10,566,067
6.00%, 3/1/2053	1,393,070	1,455,330
6.00%, 4/1/2053	812,704	845,767
6.00%, 8/1/2053	5,145,707	5,288,621
6.00%, 9/1/2053	6,933,315	7,200,301
6.00%, 10/1/2053	1,851,133	1,913,373
6.00%, 11/1/2053	20,795,977	21,395,920
6.00%, 12/1/2053	11,116,323	11,428,974
6.00%, 6/1/2054	24,311,802	25,043,309
6.00%, 8/1/2054	52,504,797	54,048,671
6.00%, 9/1/2054	9,492,555	9,748,331
6.00%, 6/1/2055	16,068,698	16,493,759
6.00%, 8/1/2055	58,429,505	59,991,435
6.50%, 1/1/2053	3,628,320	3,790,373
6.50%, 2/1/2053	854,656	900,549
6.50%, 5/1/2053	329,867	346,848
6.50%, 6/1/2053	1,499,729	1,557,707
6.50%, 8/1/2053	1,540,384	1,609,996
6.50%, 10/1/2053	12,044,940	12,510,580
6.50%, 11/1/2053	2,212,636	2,316,927
6.50%, 12/1/2053	17,867,290	18,831,588
6.50%, 1/1/2054	8,813,440	9,154,154
6.50%, 2/1/2054	3,451,086	3,628,741
6.50%, 10/1/2054	2,378,202	2,469,624
6.50%, 2/1/2055	3,652,275	3,792,676
6.50%, 4/1/2055	13,049,800	13,576,187
6.50%, 10/1/2055	1,976,922	2,096,806
7.00%, 1/1/2054	6,078,332	6,384,343
7.00%, 9/1/2055	7,031,072	7,400,236
Federal National Mortgage Association:
1.50%, 10/1/2035	1,029,592	940,535
1.50%, 11/1/2035	2,021,794	1,847,139
1.50%, 12/1/2035	1,588,365	1,450,670
1.50%, 1/1/2036	1,529,996	1,392,363
1.50%, 2/1/2036	4,760,286	4,342,722
1.50%, 3/1/2036	562,758	511,054

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 4/1/2036	$897,660	$814,980
1.50%, 6/1/2036	695,956	631,532
1.50%, 7/1/2036	2,014,024	1,827,122
1.50%, 8/1/2036	412,246	373,894
1.50%, 9/1/2036	2,771,040	2,508,358
1.50%, 10/1/2036	740,627	671,382
1.50%, 11/1/2036	1,748,073	1,594,492
1.50%, 12/1/2036	284,535	257,456
1.50%, 1/1/2037	27,276,794	24,707,625
1.50%, 3/1/2037	20,506,057	18,545,734
1.50%, 4/1/2037	2,174,599	1,966,713
1.50%, 5/1/2041	4,144,631	3,515,256
1.50%, 10/1/2041	1,442,544	1,221,254
1.50%, 1/1/2042	3,803,723	3,217,863
1.50%, 12/1/2050	16,398,312	12,708,735
1.50%, 1/1/2051	5,710,089	4,424,891
1.50%, 2/1/2051	4,751,564	3,687,033
1.50%, 3/1/2051	7,249,477	5,613,861
1.50%, 5/1/2051	758,148	587,037
1.50%, 6/1/2051	1,200,994	934,111
1.50%, 7/1/2051	3,945,025	3,054,495
1.50%, 9/1/2051	4,056,608	3,141,015
1.50%, 10/1/2051	16,541,722	12,805,108
1.50%, 11/1/2051	10,163,868	7,867,555
1.50%, 3/1/2052	1,734,827	1,342,677
1.50%, 4/1/2052	6,021,924	4,662,098
2.00%, 2/1/2028	116,132	113,961
2.00%, 11/1/2031	45,706	43,875
2.00%, 2/1/2032	363,103	348,168
2.00%, 4/1/2035	148,832	139,332
2.00%, 5/1/2035	847,505	793,144
2.00%, 7/1/2035	129,957	121,501
2.00%, 8/1/2035	2,664,766	2,501,134
2.00%, 9/1/2035	9,007,781	8,428,057
2.00%, 10/1/2035	7,401,079	6,919,422
2.00%, 11/1/2035	2,232,377	2,085,061
2.00%, 12/1/2035	6,599,222	6,161,759
2.00%, 1/1/2036	2,486,584	2,321,314
2.00%, 2/1/2036	3,602,503	3,365,658
2.00%, 3/1/2036	1,819,857	1,698,789
2.00%, 4/1/2036	3,068,035	2,861,820
2.00%, 5/1/2036	14,498,923	13,512,652
2.00%, 7/1/2036	20,452,622	18,994,295
2.00%, 9/1/2036	293,598	272,238
2.00%, 10/1/2036	1,619,743	1,501,778
2.00%, 11/1/2036	1,022,931	949,357
2.00%, 12/1/2036	21,341,294	19,803,029
2.00%, 2/1/2037	1,430,069	1,327,652
2.00%, 3/1/2037	3,988,675	3,702,948
2.00%, 4/1/2037	918,176	852,791
2.00%, 5/1/2037	3,831,583	3,547,474
2.00%, 6/1/2037	8,949,115	8,317,278
2.00%, 8/1/2040	485,919	430,053
2.00%, 10/1/2040	2,386,720	2,109,007
2.00%, 11/1/2040	5,037,028	4,447,440
Security Description	Principal Amount	Value
2.00%, 12/1/2040	$2,861,080	$2,524,204
2.00%, 1/1/2041	8,132,975	7,169,722
2.00%, 5/1/2041	1,327,311	1,166,785
2.00%, 6/1/2041	452,393	397,397
2.00%, 10/1/2041	5,415,516	4,756,280
2.00%, 11/1/2041	6,433,414	5,631,247
2.00%, 12/1/2041	773,410	676,479
2.00%, 2/1/2042	3,023,326	2,640,691
2.00%, 4/1/2042	3,504,639	3,067,411
2.00%, 5/1/2042	4,595,734	4,019,515
2.00%, 8/1/2042	5,044,512	4,406,074
2.00%, 6/1/2050	2,086,306	1,708,966
2.00%, 7/1/2050	10,309,547	8,532,023
2.00%, 8/1/2050	4,047,604	3,348,809
2.00%, 9/1/2050	9,140,780	7,504,096
2.00%, 10/1/2050	19,520,120	15,982,331
2.00%, 11/1/2050	69,421,703	56,950,093
2.00%, 12/1/2050	24,687,053	20,228,536
2.00%, 1/1/2051	56,282,672	46,197,358
2.00%, 2/1/2051	73,635,060	60,384,182
2.00%, 3/1/2051	57,632,489	47,204,377
2.00%, 4/1/2051	30,280,369	24,745,938
2.00%, 5/1/2051	32,520,082	26,675,766
2.00%, 6/1/2051	17,075,102	13,828,823
2.00%, 7/1/2051	66,523,291	54,303,985
2.00%, 8/1/2051	21,309,012	17,398,438
2.00%, 9/1/2051	33,987,552	27,711,428
2.00%, 10/1/2051	41,836,081	34,106,542
2.00%, 11/1/2051	78,198,447	63,766,520
2.00%, 12/1/2051	1,120,588	917,650
2.00%, 1/1/2052	9,618,223	7,836,281
2.00%, 2/1/2052	89,329,609	72,689,942
2.00%, 3/1/2052	4,849,350	3,932,134
2.00%, 4/1/2052	7,345,230	5,973,242
2.00%, 5/1/2052	1,687,196	1,372,791
2.00%, 6/1/2052	3,744,077	3,029,402
2.00%, 10/1/2052	6,836,040	5,564,459
2.50%, 12/1/2027	148,093	145,987
2.50%, 3/1/2028	27,009	26,674
2.50%, 5/1/2028	76,620	75,619
2.50%, 7/1/2028	59,732	58,886
2.50%, 8/1/2028	26,760	26,382
2.50%, 9/1/2028	279,379	275,406
2.50%, 10/1/2028	12,042	11,878
2.50%, 12/1/2028	308,808	304,999
2.50%, 3/1/2029	60,080	59,312
2.50%, 6/1/2029	905,022	891,889
2.50%, 8/1/2029	58,797	57,927
2.50%, 2/1/2030	13,116	12,844
2.50%, 4/1/2030	65,792	64,407
2.50%, 5/1/2030	19,613	19,179
2.50%, 6/1/2030	335,210	327,658
2.50%, 7/1/2030	301,283	297,195
2.50%, 8/1/2030	397,440	388,947
2.50%, 11/1/2030	70,712	69,009

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 8/1/2031	$555,982	$540,843
2.50%, 9/1/2031	687,505	668,478
2.50%, 10/1/2031	816,771	799,897
2.50%, 11/1/2031	740,076	719,508
2.50%, 12/1/2031	96,283	93,466
2.50%, 1/1/2032	80,265	77,951
2.50%, 2/1/2032	258,844	251,583
2.50%, 4/1/2032	202,071	195,175
2.50%, 6/1/2032	1,149,445	1,119,077
2.50%, 8/1/2032	162,781	158,101
2.50%, 10/1/2032	241,402	232,953
2.50%, 11/1/2032	154,643	149,239
2.50%, 12/1/2032	47,259	45,558
2.50%, 1/1/2033	354,374	342,961
2.50%, 4/1/2033	362,969	352,634
2.50%, 12/1/2033	1,229,194	1,197,315
2.50%, 6/1/2034	103,131	98,679
2.50%, 8/1/2034	447,098	432,297
2.50%, 10/1/2034	180,109	172,182
2.50%, 11/1/2034	1,033,377	986,560
2.50%, 12/1/2034	700,499	667,940
2.50%, 1/1/2035	2,153,556	2,055,651
2.50%, 2/1/2035	3,595,057	3,426,760
2.50%, 4/1/2035	660,534	627,635
2.50%, 6/1/2035	4,015,477	3,836,192
2.50%, 7/1/2035	2,374,977	2,269,927
2.50%, 8/1/2035	5,662,760	5,406,476
2.50%, 11/1/2035	1,212,274	1,155,459
2.50%, 12/1/2035	987,646	941,269
2.50%, 1/1/2036	280,247	267,116
2.50%, 2/1/2036	1,377,002	1,312,481
2.50%, 7/1/2036	2,058,520	1,956,696
2.50%, 10/1/2036	632,477	593,968
2.50%, 11/1/2036	333,204	315,871
2.50%, 2/1/2037	553,944	524,069
2.50%, 3/1/2037	2,413,516	2,283,338
2.50%, 2/1/2040	2,403,146	2,197,379
2.50%, 7/1/2040	217,430	198,354
2.50%, 2/1/2041	3,856,866	3,508,041
2.50%, 6/1/2041	2,525,030	2,281,909
2.50%, 4/1/2042	6,102,230	5,490,747
2.50%, 12/1/2042	196,092	176,116
2.50%, 1/1/2043	3,066,364	2,753,992
2.50%, 2/1/2043	871,842	783,027
2.50%, 4/1/2043	191,405	171,804
2.50%, 5/1/2043	144,248	129,476
2.50%, 8/1/2046	206,589	180,238
2.50%, 10/1/2046	607,280	529,822
2.50%, 4/1/2048	220,019	191,955
2.50%, 11/1/2049	10,655,182	9,128,059
2.50%, 12/1/2049	1,144,660	980,605
2.50%, 1/1/2050	525,460	450,150
2.50%, 2/1/2050	777,858	666,374
2.50%, 3/1/2050	3,251,289	2,812,698
2.50%, 5/1/2050	4,061,674	3,461,920
Security Description	Principal Amount	Value
2.50%, 6/1/2050	$22,999,837	$19,907,758
2.50%, 7/1/2050	20,596,209	17,527,914
2.50%, 8/1/2050	25,834,146	22,327,763
2.50%, 9/1/2050	11,191,383	9,608,691
2.50%, 10/1/2050	13,388,162	11,435,251
2.50%, 11/1/2050	2,396,411	2,059,256
2.50%, 12/1/2050	1,567,695	1,346,931
2.50%, 2/1/2051	8,115,803	6,942,068
2.50%, 3/1/2051	5,831,195	4,968,032
2.50%, 4/1/2051	21,360,105	18,271,199
2.50%, 5/1/2051	17,565,364	15,109,281
2.50%, 7/1/2051	28,442,108	24,316,703
2.50%, 8/1/2051	25,232,823	21,509,289
2.50%, 9/1/2051	27,535,464	23,509,983
2.50%, 10/1/2051	29,385,423	25,034,925
2.50%, 11/1/2051	14,142,418	12,035,122
2.50%, 12/1/2051	4,456,710	3,793,344
2.50%, 1/1/2052	82,177,459	70,107,744
2.50%, 2/1/2052	14,572,419	12,404,359
2.50%, 3/1/2052	4,001,901	3,436,417
2.50%, 4/1/2052	3,655,345	3,143,977
2.50%, 6/1/2052	8,743,477	7,443,956
2.50%, 7/1/2052	8,958,869	7,619,861
2.50%, 8/1/2052	2,725,434	2,317,757
2.50%, 9/1/2052	5,242,213	4,458,676
2.50%, 1/1/2054	5,807,879	4,947,576
3.00%, 12/1/2026	7,485	7,432
3.00%, 2/1/2027	1,497	1,486
3.00%, 4/1/2027	13,501	13,390
3.00%, 7/1/2027	17,792	17,641
3.00%, 8/1/2027	59,871	59,353
3.00%, 6/1/2028	129,828	128,517
3.00%, 9/1/2028	13,736	13,621
3.00%, 10/1/2028	10,475	10,374
3.00%, 11/1/2028	16,720	16,562
3.00%, 6/1/2029	183,909	182,060
3.00%, 7/1/2029	16,422	16,235
3.00%, 8/1/2029	22,476	22,209
3.00%, 9/1/2029	9,113	9,002
3.00%, 10/1/2029	39,139	38,663
3.00%, 2/1/2030	52,182	51,524
3.00%, 3/1/2030	477,933	471,489
3.00%, 4/1/2030	31,322	30,883
3.00%, 5/1/2030	179,892	178,182
3.00%, 6/1/2030	10,971	10,818
3.00%, 7/1/2030	140,719	139,296
3.00%, 9/1/2030	106,440	105,416
3.00%, 11/1/2030	91,509	90,077
3.00%, 12/1/2030	20,016	19,708
3.00%, 1/1/2031	352,242	348,701
3.00%, 4/1/2031	110,868	109,068
3.00%, 1/1/2032	69,804	68,501
3.00%, 6/1/2032	33,063	32,756
3.00%, 7/1/2032	117,374	114,834
3.00%, 8/1/2032	445,029	435,066

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/1/2032	$1,257,107	$1,232,441
3.00%, 12/1/2032	269,256	264,022
3.00%, 1/1/2033	57,159	55,818
3.00%, 2/1/2033	613,948	599,330
3.00%, 3/1/2033	204,209	199,109
3.00%, 5/1/2033	34,777	33,993
3.00%, 9/1/2033	2,032,547	1,995,746
3.00%, 2/1/2034	426,189	416,622
3.00%, 7/1/2034	416,251	405,242
3.00%, 10/1/2034	349,509	339,163
3.00%, 11/1/2034	302,875	294,587
3.00%, 1/1/2035	368,796	357,476
3.00%, 2/1/2035	698,896	677,200
3.00%, 3/1/2035	175,473	170,153
3.00%, 4/1/2035	612,287	594,819
3.00%, 5/1/2035	2,068,247	2,005,536
3.00%, 12/1/2035	93,068	90,247
3.00%, 2/1/2036	841,969	808,870
3.00%, 6/1/2036	1,114,277	1,068,579
3.00%, 7/1/2036	794,266	761,456
3.00%, 8/1/2036	1,166,330	1,117,892
3.00%, 9/1/2036	115,265	110,405
3.00%, 12/1/2036	147,394	141,380
3.00%, 6/1/2037	3,156,407	3,030,773
3.00%, 8/1/2037	67,728	64,519
3.00%, 3/1/2038	498,221	473,756
3.00%, 8/1/2038	1,466,029	1,404,619
3.00%, 11/1/2039	107,806	101,266
3.00%, 2/1/2040	972,890	913,871
3.00%, 3/1/2040	2,176,765	2,071,103
3.00%, 4/1/2040	2,001,821	1,882,301
3.00%, 11/1/2041	4,565,039	4,144,433
3.00%, 6/1/2042	8,384,435	7,775,138
3.00%, 9/1/2042	59,435	54,982
3.00%, 10/1/2042	231,275	213,956
3.00%, 12/1/2042	176,116	162,927
3.00%, 1/1/2043	739,264	683,895
3.00%, 2/1/2043	292,637	270,712
3.00%, 3/1/2043	267,869	243,189
3.00%, 4/1/2043	247,228	227,320
3.00%, 5/1/2043	950,729	873,254
3.00%, 6/1/2043	703,300	646,669
3.00%, 7/1/2043	193,992	178,370
3.00%, 8/1/2043	2,717,638	2,507,024
3.00%, 9/1/2043	51,878	47,700
3.00%, 3/1/2044	89,953	82,710
3.00%, 10/1/2044	1,401,792	1,288,025
3.00%, 12/1/2044	329,657	295,791
3.00%, 1/1/2045	322,003	295,311
3.00%, 4/1/2045	192,672	176,276
3.00%, 5/1/2045	274,522	250,449
3.00%, 8/1/2045	277,191	254,870
3.00%, 11/1/2045	124,404	113,495
3.00%, 12/1/2045	57,293	52,269
3.00%, 4/1/2046	2,161,834	1,972,263
Security Description	Principal Amount	Value
3.00%, 5/1/2046	$464,869	$415,346
3.00%, 6/1/2046	3,427,382	3,149,484
3.00%, 8/1/2046	1,139,135	1,023,194
3.00%, 9/1/2046	4,521,022	4,128,321
3.00%, 10/1/2046	5,727,229	5,214,153
3.00%, 11/1/2046	2,234,435	2,036,105
3.00%, 12/1/2046	277,863	253,033
3.00%, 1/1/2047	3,107,021	2,842,579
3.00%, 2/1/2047	64,656	59,450
3.00%, 3/1/2047	373,865	340,376
3.00%, 4/1/2047	8,876,979	7,964,116
3.00%, 7/1/2047	3,670,559	3,332,367
3.00%, 8/1/2047	296,609	269,281
3.00%, 9/1/2047	279,094	254,997
3.00%, 10/1/2047	4,287,178	3,890,181
3.00%, 12/1/2047	1,548,869	1,406,162
3.00%, 1/1/2048	994,880	900,479
3.00%, 2/1/2048	780,030	706,015
3.00%, 4/1/2048	6,249,828	5,746,539
3.00%, 9/1/2048	1,268,870	1,151,961
3.00%, 11/1/2048	936,071	847,250
3.00%, 6/1/2049	338,763	303,961
3.00%, 7/1/2049	205,695	184,564
3.00%, 9/1/2049	2,735,229	2,455,628
3.00%, 10/1/2049	1,289,583	1,157,098
3.00%, 11/1/2049	2,848,338	2,558,437
3.00%, 12/1/2049	990,772	897,851
3.00%, 1/1/2050	9,184,557	8,238,902
3.00%, 2/1/2050	17,891,075	16,126,851
3.00%, 3/1/2050	12,858,210	11,551,192
3.00%, 4/1/2050	1,647,767	1,476,581
3.00%, 6/1/2050	571,216	511,301
3.00%, 7/1/2050	8,756,844	7,847,479
3.00%, 8/1/2050	12,447,450	11,162,086
3.00%, 9/1/2050	7,691,001	6,869,617
3.00%, 10/1/2050	325,677	291,113
3.00%, 11/1/2050	141,885	126,870
3.00%, 12/1/2050	53,220	47,539
3.00%, 1/1/2051	1,777,112	1,586,855
3.00%, 3/1/2051	1,035,832	925,229
3.00%, 4/1/2051	7,113,731	6,401,857
3.00%, 5/1/2051	10,505,189	9,384,471
3.00%, 6/1/2051	3,482,429	3,103,261
3.00%, 7/1/2051	4,108,367	3,664,597
3.00%, 8/1/2051	5,691,738	5,075,911
3.00%, 9/1/2051	6,168,289	5,498,192
3.00%, 10/1/2051	1,255,680	1,125,182
3.00%, 11/1/2051	798,189	711,972
3.00%, 12/1/2051	7,302,295	6,538,329
3.00%, 1/1/2052	3,734,784	3,339,094
3.00%, 2/1/2052	4,990,723	4,469,516
3.00%, 3/1/2052	966,402	858,537
3.00%, 4/1/2052	11,253,211	9,994,575
3.00%, 5/1/2052	14,021,274	12,457,684
3.00%, 6/1/2052	26,524,967	23,555,124

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2052	$1,381,918	$1,227,434
3.00%, 3/1/2053	211,459	187,808
3.50%, 1/1/2026	21	21
3.50%, 1/1/2027	1,262	1,255
3.50%, 1/1/2028	13,200	13,114
3.50%, 2/1/2028	26,121	25,999
3.50%, 10/1/2028	157,734	157,082
3.50%, 1/1/2029	15,271	15,205
3.50%, 5/1/2029	21,047	20,945
3.50%, 10/1/2029	8,289	8,246
3.50%, 9/1/2030	2,184,476	2,171,561
3.50%, 12/1/2030	24,207	24,061
3.50%, 3/1/2031	178,042	176,849
3.50%, 6/1/2031	124,472	123,720
3.50%, 4/1/2032	87,568	86,760
3.50%, 5/1/2032	1,111,557	1,105,659
3.50%, 7/1/2032	2,950,492	2,915,381
3.50%, 9/1/2032	316,408	312,718
3.50%, 2/1/2033	57,139	56,453
3.50%, 3/1/2033	102,454	101,428
3.50%, 4/1/2033	160,453	158,877
3.50%, 5/1/2033	110,657	109,338
3.50%, 6/1/2033	40,383	39,862
3.50%, 3/1/2034	64,419	63,772
3.50%, 4/1/2034	205,344	202,393
3.50%, 6/1/2034	102,781	101,030
3.50%, 7/1/2034	23,828	23,449
3.50%, 11/1/2034	358,009	351,651
3.50%, 5/1/2035	479,703	474,878
3.50%, 9/1/2035	194,886	192,364
3.50%, 2/1/2036	1,057,640	1,033,127
3.50%, 7/1/2037	63,186	61,441
3.50%, 10/1/2037	249,173	242,033
3.50%, 11/1/2037	590,867	573,979
3.50%, 2/1/2038	337,072	327,183
3.50%, 12/1/2038	45,677	44,301
3.50%, 6/1/2039	36,272	35,113
3.50%, 8/1/2039	1,191,375	1,165,679
3.50%, 9/1/2040	259,890	246,196
3.50%, 12/1/2040	61,860	59,316
3.50%, 1/1/2041	49,775	47,728
3.50%, 2/1/2042	71,098	67,912
3.50%, 5/1/2042	222,506	211,988
3.50%, 6/1/2042	109,640	104,458
3.50%, 7/1/2042	61,183	58,291
3.50%, 9/1/2042	223,114	212,560
3.50%, 10/1/2042	414,530	394,936
3.50%, 12/1/2042	668,576	636,950
3.50%, 1/1/2043	41,557	39,592
3.50%, 2/1/2043	556,800	533,535
3.50%, 4/1/2043	113,036	107,740
3.50%, 5/1/2043	156,207	148,733
3.50%, 6/1/2043	438,707	417,508
3.50%, 8/1/2043	990,622	945,510
3.50%, 10/1/2043	47,186	44,906
Security Description	Principal Amount	Value
3.50%, 1/1/2044	$33,823	$32,188
3.50%, 5/1/2044	206,220	197,704
3.50%, 8/1/2044	72,048	68,794
3.50%, 9/1/2044	102,885	98,079
3.50%, 10/1/2044	75,025	71,072
3.50%, 11/1/2044	338,645	322,825
3.50%, 12/1/2044	911,128	863,122
3.50%, 1/1/2045	108,201	102,501
3.50%, 2/1/2045	4,064,854	3,884,613
3.50%, 3/1/2045	61,354	58,267
3.50%, 4/1/2045	133,649	126,087
3.50%, 5/1/2045	323,417	306,303
3.50%, 6/1/2045	237,173	223,753
3.50%, 7/1/2045	903,442	853,314
3.50%, 8/1/2045	2,329,542	2,213,216
3.50%, 9/1/2045	454,598	431,290
3.50%, 10/1/2045	188,870	178,183
3.50%, 11/1/2045	1,854,288	1,754,947
3.50%, 12/1/2045	1,701,118	1,604,864
3.50%, 1/1/2046	23,098	21,791
3.50%, 2/1/2046	692,040	652,740
3.50%, 3/1/2046	4,230,045	4,036,232
3.50%, 4/1/2046	728,958	687,352
3.50%, 5/1/2046	176,010	165,980
3.50%, 6/1/2046	213,994	201,819
3.50%, 7/1/2046	331,305	312,511
3.50%, 8/1/2046	2,556,451	2,425,283
3.50%, 10/1/2046	467,521	440,841
3.50%, 11/1/2046	131,267	123,774
3.50%, 12/1/2046	55,912	52,720
3.50%, 1/1/2047	2,167,608	2,055,218
3.50%, 2/1/2047	684,797	650,236
3.50%, 3/1/2047	248,340	233,360
3.50%, 4/1/2047	273,085	257,381
3.50%, 5/1/2047	11,980,436	11,296,466
3.50%, 6/1/2047	534,578	504,331
3.50%, 7/1/2047	3,092,279	2,946,113
3.50%, 8/1/2047	72,662	68,209
3.50%, 9/1/2047	735,196	687,953
3.50%, 10/1/2047	62,890	59,036
3.50%, 11/1/2047	3,330,418	3,140,531
3.50%, 12/1/2047	5,854,368	5,536,525
3.50%, 1/1/2048	8,024,454	7,546,574
3.50%, 2/1/2048	3,165,799	2,968,563
3.50%, 3/1/2048	5,321,784	4,970,153
3.50%, 4/1/2048	474,523	445,470
3.50%, 5/1/2048	943,747	888,459
3.50%, 6/1/2048	111,205	104,247
3.50%, 7/1/2048	7,828,082	7,372,218
3.50%, 8/1/2048	109,168	102,933
3.50%, 9/1/2048	16,177	15,164
3.50%, 11/1/2048	875,035	821,414
3.50%, 4/1/2049	2,513,222	2,354,856
3.50%, 6/1/2049	3,031,833	2,854,869
3.50%, 7/1/2049	1,047,519	978,629

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2049	$1,846,694	$1,725,231
3.50%, 9/1/2049	3,369,927	3,166,895
3.50%, 10/1/2049	840,627	785,336
3.50%, 11/1/2049	447,388	417,962
3.50%, 12/1/2049	205,963	193,093
3.50%, 1/1/2050	1,409,152	1,316,467
3.50%, 2/1/2050	481,233	449,581
3.50%, 3/1/2050	2,162,201	2,015,251
3.50%, 4/1/2050	7,805,326	7,311,439
3.50%, 5/1/2050	4,567,494	4,300,166
3.50%, 6/1/2050	705,537	659,656
3.50%, 7/1/2050	280,876	262,492
3.50%, 8/1/2050	2,366,736	2,224,612
3.50%, 11/1/2050	614,452	574,473
3.50%, 1/1/2051	1,425,539	1,331,777
3.50%, 6/1/2051	1,469,423	1,365,983
3.50%, 7/1/2051	3,945,050	3,685,571
3.50%, 8/1/2051	840,018	781,156
3.50%, 9/1/2051	3,880,139	3,623,756
3.50%, 4/1/2052	2,063,970	1,920,257
3.50%, 5/1/2052	6,786,915	6,295,725
3.50%, 6/1/2052	22,980,714	21,297,125
3.50%, 7/1/2052	1,848,204	1,712,471
3.50%, 9/1/2052	2,505,811	2,318,286
3.50%, 12/1/2052	5,953,627	5,516,851
3.50%, 2/1/2053	4,170,020	3,890,823
4.00%, 5/1/2026	6,152	6,132
4.00%, 6/1/2026	327	326
4.00%, 8/1/2026	298	297
4.00%, 9/1/2027	3,417	3,405
4.00%, 5/1/2029	57,835	57,645
4.00%, 11/1/2033	18,246	18,242
4.00%, 1/1/2034	57,389	57,237
4.00%, 2/1/2034	39,889	39,878
4.00%, 8/1/2034	396,920	396,419
4.00%, 5/1/2037	40,749	40,394
4.00%, 1/1/2038	1,501,711	1,489,638
4.00%, 6/1/2038	1,056,800	1,053,249
4.00%, 9/1/2038	64,248	63,445
4.00%, 2/1/2039	273,817	270,305
4.00%, 12/1/2039	1,105,837	1,084,456
4.00%, 9/1/2040	337,739	331,188
4.00%, 10/1/2040	62,822	61,604
4.00%, 12/1/2040	56,707	55,607
4.00%, 2/1/2041	76,613	75,127
4.00%, 10/1/2041	287,876	282,048
4.00%, 12/1/2041	18,632	18,253
4.00%, 2/1/2042	143,748	140,603
4.00%, 4/1/2042	129,983	127,015
4.00%, 8/1/2042	1,167,837	1,147,803
4.00%, 12/1/2042	175,501	171,498
4.00%, 6/1/2043	1,635,917	1,610,106
4.00%, 9/1/2043	121,269	118,494
4.00%, 10/1/2043	182,508	178,332
4.00%, 12/1/2043	290,485	283,914
Security Description	Principal Amount	Value
4.00%, 2/1/2044	$43,083	$42,096
4.00%, 4/1/2044	7,189,579	7,015,742
4.00%, 5/1/2044	166,305	160,480
4.00%, 6/1/2044	20,314	19,701
4.00%, 7/1/2044	1,010,132	986,580
4.00%, 8/1/2044	223,678	218,228
4.00%, 9/1/2044	12,253	11,882
4.00%, 10/1/2044	16,243	15,753
4.00%, 11/1/2044	285,330	276,709
4.00%, 12/1/2044	878,423	857,201
4.00%, 1/1/2045	102,148	99,061
4.00%, 3/1/2045	1,407,230	1,370,175
4.00%, 6/1/2045	1,065,595	1,033,533
4.00%, 7/1/2045	274,565	266,413
4.00%, 8/1/2045	222,761	217,661
4.00%, 9/1/2045	225,107	218,422
4.00%, 12/1/2045	1,118,660	1,086,572
4.00%, 2/1/2046	54,653	53,031
4.00%, 3/1/2046	5,389,589	5,279,454
4.00%, 4/1/2046	262,479	254,851
4.00%, 6/1/2046	79,720	77,523
4.00%, 7/1/2046	125,313	120,999
4.00%, 9/1/2046	1,476,039	1,445,393
4.00%, 10/1/2046	474,852	458,471
4.00%, 11/1/2046	2,254,245	2,202,814
4.00%, 12/1/2046	245,151	236,719
4.00%, 2/1/2047	133,092	129,376
4.00%, 3/1/2047	353,384	341,507
4.00%, 4/1/2047	7,485,660	7,273,991
4.00%, 5/1/2047	509,447	492,601
4.00%, 6/1/2047	1,609,324	1,554,395
4.00%, 7/1/2047	1,451,633	1,408,006
4.00%, 8/1/2047	1,098,273	1,061,323
4.00%, 9/1/2047	3,270,025	3,146,134
4.00%, 10/1/2047	3,115,013	3,008,701
4.00%, 11/1/2047	205,352	198,348
4.00%, 1/1/2048	3,830,002	3,699,290
4.00%, 2/1/2048	3,388,043	3,272,379
4.00%, 4/1/2048	52,942	51,300
4.00%, 5/1/2048	130,399	125,585
4.00%, 6/1/2048	1,539,734	1,482,891
4.00%, 7/1/2048	1,388,221	1,336,971
4.00%, 8/1/2048	1,714,335	1,654,484
4.00%, 9/1/2048	4,720,151	4,557,760
4.00%, 10/1/2048	7,056,817	6,837,217
4.00%, 11/1/2048	860,630	828,857
4.00%, 12/1/2048	2,085,547	2,013,055
4.00%, 1/1/2049	724,918	704,243
4.00%, 2/1/2049	170,863	165,398
4.00%, 3/1/2049	2,137,426	2,067,818
4.00%, 4/1/2049	160,698	156,058
4.00%, 5/1/2049	1,763,062	1,706,130
4.00%, 6/1/2049	4,585,718	4,427,958
4.00%, 7/1/2049	4,505,792	4,368,476
4.00%, 8/1/2049	21,661	20,808

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2049	$1,352,999	$1,299,720
4.00%, 12/1/2049	1,494,112	1,441,636
4.00%, 1/1/2050	151,637	145,660
4.00%, 3/1/2050	492,593	473,493
4.00%, 4/1/2050	2,869,034	2,755,832
4.00%, 6/1/2050	1,569,845	1,503,771
4.00%, 7/1/2050	339,981	325,852
4.00%, 8/1/2050	103,110	99,046
4.00%, 9/1/2050	523,556	502,919
4.00%, 10/1/2050	1,010,415	968,424
4.00%, 11/1/2050	131,756	126,563
4.00%, 12/1/2050	529,613	507,604
4.00%, 1/1/2051	765,606	735,429
4.00%, 2/1/2051	1,021,449	987,274
4.00%, 5/1/2051	2,906,048	2,798,765
4.00%, 8/1/2051	2,449,327	2,352,784
4.00%, 4/1/2052	886,662	849,924
4.00%, 5/1/2052	1,533,313	1,465,953
4.00%, 7/1/2052	714,283	686,691
4.00%, 8/1/2052	20,845,767	19,911,847
4.00%, 10/1/2052	14,898,974	14,202,047
4.00%, 11/1/2052	2,563,499	2,443,586
4.00%, 4/1/2053	1,524,700	1,458,551
4.00%, 5/1/2053	7,600,131	7,232,665
4.00%, 7/1/2053	3,290,652	3,136,726
4.00%, 10/1/2053	677,496	651,221
4.00%, 11/1/2054	4,766,729	4,522,518
4.00%, 7/1/2055	10,783,945	10,231,177
4.50%, 3/1/2029	8,180	8,171
4.50%, 4/1/2031	11,650	11,752
4.50%, 5/1/2038	1,536,353	1,542,917
4.50%, 11/1/2039	2,733,495	2,737,178
4.50%, 6/1/2040	415,768	418,230
4.50%, 8/1/2040	872,092	877,070
4.50%, 9/1/2040	788,393	792,894
4.50%, 5/1/2041	46,722	46,988
4.50%, 9/1/2041	25,671	25,707
4.50%, 1/1/2042	62,518	62,607
4.50%, 10/1/2042	421,964	425,005
4.50%, 9/1/2043	118,178	118,691
4.50%, 10/1/2043	61,153	61,045
4.50%, 12/1/2043	370,141	371,907
4.50%, 3/1/2044	25,329	25,235
4.50%, 4/1/2044	8,473	8,441
4.50%, 5/1/2044	38,854	38,786
4.50%, 6/1/2044	978,194	980,036
4.50%, 8/1/2044	220,556	221,817
4.50%, 10/1/2044	52,720	52,525
4.50%, 12/1/2044	165,695	166,340
4.50%, 5/1/2045	170,458	170,775
4.50%, 10/1/2045	395,816	395,118
4.50%, 5/1/2046	278,292	276,914
4.50%, 7/1/2046	69,160	69,430
4.50%, 8/1/2046	95,133	95,350
4.50%, 3/1/2047	1,563,669	1,552,542
Security Description	Principal Amount	Value
4.50%, 5/1/2047	$1,142,460	$1,144,074
4.50%, 7/1/2047	212,399	212,250
4.50%, 8/1/2047	764,752	759,309
4.50%, 9/1/2047	87,100	86,481
4.50%, 12/1/2047	88,215	87,589
4.50%, 1/1/2048	206,573	205,102
4.50%, 2/1/2048	2,486,689	2,468,990
4.50%, 5/1/2048	616,464	613,110
4.50%, 6/1/2048	67,506	67,004
4.50%, 7/1/2048	220,177	218,537
4.50%, 8/1/2048	443,156	439,856
4.50%, 9/1/2048	812,598	806,974
4.50%, 10/1/2048	2,545,210	2,526,566
4.50%, 11/1/2048	2,836,007	2,815,016
4.50%, 12/1/2048	74,840	74,283
4.50%, 2/1/2049	3,347,660	3,323,818
4.50%, 3/1/2049	668,642	663,656
4.50%, 4/1/2049	143,858	142,675
4.50%, 5/1/2049	1,305,797	1,295,541
4.50%, 6/1/2049	399,997	396,709
4.50%, 7/1/2049	216,394	214,617
4.50%, 8/1/2049	2,238,431	2,227,623
4.50%, 9/1/2049	1,392,222	1,380,860
4.50%, 11/1/2049	3,714,606	3,696,174
4.50%, 1/1/2050	187,597	186,200
4.50%, 2/1/2050	659,942	654,515
4.50%, 3/1/2050	3,461,639	3,434,696
4.50%, 4/1/2050	1,467,563	1,461,425
4.50%, 5/1/2050	703,935	698,147
4.50%, 6/1/2050	764,512	756,138
4.50%, 9/1/2050	1,708,779	1,696,056
4.50%, 10/1/2050	303,017	300,761
4.50%, 12/1/2050	110,654	109,745
4.50%, 6/1/2052	1,287,296	1,263,639
4.50%, 7/1/2052	5,171,058	5,081,251
4.50%, 8/1/2052	42,694,578	41,906,323
4.50%, 10/1/2052	979,638	960,995
4.50%, 12/1/2052	900,606	883,353
4.50%, 2/1/2053	9,648,111	9,473,615
4.50%, 3/1/2053	3,735,877	3,669,878
4.50%, 6/1/2053	912,940	899,078
4.50%, 3/1/2054	3,078,857	3,016,436
4.50%, 7/1/2054	7,016,699	6,856,666
4.50%, 11/1/2054	12,732,538	12,442,142
4.50%, 12/1/2054	3,317,672	3,257,177
4.50%, 1/1/2055	4,827,355	4,717,255
5.00%, 11/1/2038	276,602	280,343
5.00%, 6/1/2039	109,710	111,888
5.00%, 8/1/2039	157,456	161,080
5.00%, 6/1/2040	53,019	54,242
5.00%, 7/1/2040	32,648	33,403
5.00%, 9/1/2040	27,660	28,299
5.00%, 2/1/2041	21,551	22,049
5.00%, 6/1/2041	416,099	429,696
5.00%, 3/1/2042	61,262	62,679

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2044	$29,938	$30,590
5.00%, 1/1/2045	12,543	12,817
5.00%, 5/1/2048	259,932	264,178
5.00%, 7/1/2048	110,518	112,324
5.00%, 8/1/2048	171,555	175,044
5.00%, 9/1/2048	316,447	321,322
5.00%, 10/1/2048	553,037	560,348
5.00%, 11/1/2048	370,791	376,825
5.00%, 1/1/2049	56,597	57,469
5.00%, 8/1/2049	555,625	564,706
5.00%, 10/1/2049	298,495	303,372
5.00%, 12/1/2049	4,693,265	4,765,555
5.00%, 3/1/2050	489,679	497,617
5.00%, 9/1/2052	5,751,907	5,774,957
5.00%, 10/1/2052	7,060,193	7,078,364
5.00%, 11/1/2052	234,057	234,948
5.00%, 6/1/2053	26,836,694	26,887,667
5.00%, 8/1/2053	831,328	832,402
5.00%, 9/1/2053	4,642,688	4,700,043
5.00%, 10/1/2053	22,952,338	22,972,656
5.00%, 2/1/2054	1,862,461	1,862,599
5.00%, 5/1/2054	8,996,249	8,978,104
5.00%, 10/1/2054	1,871,148	1,888,478
5.00%, 11/1/2054	22,908,368	22,862,162
5.00%, 1/1/2055	2,916,431	2,919,096
5.00%, 11/1/2055	7,967,821	7,949,235
5.50%, 1/1/2035	96,634	100,448
5.50%, 4/1/2036	46,797	48,708
5.50%, 11/1/2038	25,905	27,093
5.50%, 12/1/2038	11,424	11,901
5.50%, 12/1/2039	20,461	21,400
5.50%, 7/1/2041	41,337	43,063
5.50%, 8/1/2044	2,755,258	2,807,688
5.50%, 4/1/2050	491,663	508,908
5.50%, 9/1/2052	3,535,262	3,626,928
5.50%, 12/1/2052	2,512,453	2,584,270
5.50%, 1/1/2053	4,381,295	4,463,945
5.50%, 2/1/2053	21,769,952	22,216,043
5.50%, 5/1/2053	17,686,923	18,003,798
5.50%, 8/1/2053	674,566	697,753
5.50%, 9/1/2053	17,629,176	17,927,338
5.50%, 10/1/2053	22,458,680	22,836,028
5.50%, 11/1/2053	4,040,465	4,106,776
5.50%, 6/1/2054	19,757,948	20,361,613
5.50%, 7/1/2054	1,765,338	1,821,630
5.50%, 8/1/2054	11,281,983	11,449,164
5.50%, 12/1/2054	13,624,972	13,822,701
5.50%, 2/1/2055	38,465,238	39,023,313
6.00%, 1/1/2037	13,158	13,941
6.00%, 9/1/2037	14,078	14,915
6.00%, 9/1/2039	11,067	11,768
6.00%, 6/1/2040	26,630	28,214
6.00%, 10/1/2040	34,810	37,015
6.00%, 2/1/2044	1,082,270	1,118,605
6.00%, 12/1/2052	1,363,713	1,420,891
Security Description	Principal Amount	Value
6.00%, 1/1/2053	$14,107,609	$14,542,964
6.00%, 3/1/2053	3,588,704	3,701,971
6.00%, 5/1/2053	4,517,355	4,651,467
6.00%, 7/1/2053	4,743,307	4,924,848
6.00%, 8/1/2053	4,534,422	4,668,080
6.00%, 9/1/2053	4,668,098	4,867,914
6.00%, 10/1/2053	5,778,293	5,939,916
6.00%, 11/1/2053	586,861	605,637
6.00%, 2/1/2054	1,222,315	1,270,015
6.00%, 5/1/2054	8,396,400	8,616,504
6.00%, 6/1/2054	3,369,061	3,500,572
6.00%, 7/1/2054	1,480,711	1,520,742
6.00%, 8/1/2054	28,825,299	29,577,463
6.00%, 9/1/2054	6,006,670	6,168,519
6.00%, 11/1/2054	11,890,310	12,354,447
6.00%, 3/1/2055	14,560,276	15,172,684
6.00%, 7/1/2055	13,841,973	14,208,304
6.50%, 7/1/2053	3,793,108	3,948,033
6.50%, 10/1/2053	6,157,106	6,436,805
6.50%, 11/1/2053	2,687,154	2,791,035
6.50%, 12/1/2053	4,175,984	4,337,421
6.50%, 2/1/2054	5,487,020	5,777,533
6.50%, 5/1/2054	817,152	848,565
6.50%, 6/1/2054	11,076,507	11,502,309
6.50%, 8/1/2054	32,656,806	34,096,055
6.50%, 2/1/2055	16,577,127	17,318,405
7.00%, 11/1/2053	3,747,601	3,936,272
7.00%, 2/1/2054	3,615,491	3,797,511
7.00%, 9/1/2055	8,151,488	8,573,541
Government National Mortgage Association:
1.50%, 2/20/2051	981,384	780,512
1.50%, 7/20/2051	522,381	413,346
1.50%, 9/20/2051	716,194	565,868
1.50%, 10/20/2051	364,725	287,230
1.50%, 11/20/2051	372,585	293,131
2.00%, 7/20/2050	2,052,719	1,702,658
2.00%, 8/20/2050	6,721,258	5,574,526
2.00%, 9/20/2050	2,109,249	1,749,221
2.00%, 10/20/2050	10,093,363	8,369,744
2.00%, 11/20/2050	4,918,980	4,078,597
2.00%, 12/20/2050	22,163,814	18,375,520
2.00%, 1/20/2051	25,547,572	21,178,940
2.00%, 2/20/2051	9,264,592	7,678,430
2.00%, 3/20/2051	15,574,849	12,900,368
2.00%, 4/20/2051	12,986,936	10,762,969
2.00%, 5/20/2051	13,539,255	11,220,437
2.00%, 6/20/2051	22,040,976	18,265,664
2.00%, 8/20/2051	11,878,530	9,843,432
2.00%, 9/20/2051	9,335,404	7,735,824
2.00%, 11/20/2051	8,891,321	7,367,480
2.00%, 12/20/2051	18,430,494	15,271,414
2.00%, 1/20/2052	27,178,017	22,519,029
2.00%, 2/20/2052	5,596,690	4,636,382
2.00%, 3/20/2052	16,495,494	13,665,114

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 4/20/2052	$2,864,501	$2,372,995
2.00%, 5/20/2052	6,159,936	5,102,983
2.00%, 8/20/2052	859,016	711,622
2.00%, 12/20/2052	1,705,051	1,375,297
2.50%, 1/20/2043	24,599	22,083
2.50%, 3/20/2043	153,255	136,929
2.50%, 8/20/2046	400,234	351,422
2.50%, 10/20/2046	86,648	76,081
2.50%, 12/20/2046	870,025	763,918
2.50%, 9/20/2048	4,236,513	3,719,835
2.50%, 10/20/2049	60,848	52,849
2.50%, 12/20/2049	532,328	461,888
2.50%, 1/20/2050	585,090	507,623
2.50%, 2/20/2050	670,187	580,094
2.50%, 4/20/2050	556,793	481,857
2.50%, 6/20/2050	1,562,613	1,350,715
2.50%, 7/20/2050	1,821,155	1,575,633
2.50%, 8/20/2050	10,104,891	8,741,799
2.50%, 9/20/2050	9,551,313	8,262,155
2.50%, 10/20/2050	11,320,212	9,791,427
2.50%, 11/20/2050	6,604,802	5,712,318
2.50%, 12/20/2050	9,470,144	8,180,610
2.50%, 1/20/2051	19,622,616	16,954,881
2.50%, 2/20/2051	19,435,970	16,778,245
2.50%, 3/20/2051	8,780,396	7,561,570
2.50%, 4/20/2051	13,135,243	11,341,808
2.50%, 5/20/2051	7,121,923	6,151,383
2.50%, 6/20/2051	14,228,941	12,289,233
2.50%, 7/20/2051	10,816,967	9,341,881
2.50%, 8/20/2051	21,969,914	18,972,904
2.50%, 9/20/2051	9,423,967	8,137,966
2.50%, 10/20/2051	11,231,129	9,697,999
2.50%, 11/20/2051	5,945,031	5,133,215
2.50%, 12/20/2051	2,130,277	1,839,380
2.50%, 1/20/2052	21,594,375	18,644,581
2.50%, 2/20/2052	12,377,578	10,686,225
2.50%, 3/20/2052	2,540,955	2,193,571
2.50%, 4/20/2052	15,749,651	13,596,457
2.50%, 5/20/2052	4,729,441	4,082,861
2.50%, 6/20/2052	2,565,935	2,215,136
2.50%, 7/20/2052	2,623,596	2,264,914
2.50%, 8/20/2052	1,236,038	1,067,055
2.50%, 9/20/2052	536,112	462,818
2.50%, 12/20/2052	1,914,707	1,652,940
3.00%, 5/20/2032	74,355	72,637
3.00%, 5/15/2042	35,323	32,644
3.00%, 7/20/2042	71,846	66,525
3.00%, 8/20/2042	6,379,800	5,907,260
3.00%, 9/20/2042	111,042	102,818
3.00%, 12/20/2042	93,230	86,325
3.00%, 1/20/2043	138,352	128,104
3.00%, 3/20/2043	455,295	421,505
3.00%, 4/20/2043	111,395	103,128
3.00%, 7/20/2043	2,159,635	1,999,359
3.00%, 8/20/2043	187,635	173,710
Security Description	Principal Amount	Value
3.00%, 10/20/2043	$439,493	$406,876
3.00%, 1/20/2044	50,876	47,100
3.00%, 8/20/2044	570,343	528,015
3.00%, 11/20/2044	65,027	59,849
3.00%, 12/20/2044	131,370	120,909
3.00%, 2/15/2045	44,378	40,519
3.00%, 3/15/2045	25,547	23,290
3.00%, 3/20/2045	13,141	12,001
3.00%, 4/20/2045	3,867,164	3,531,512
3.00%, 5/20/2045	55,475	50,660
3.00%, 6/20/2045	4,835,909	4,416,175
3.00%, 7/20/2045	582,821	532,235
3.00%, 8/20/2045	26,099	23,834
3.00%, 9/20/2045	159,784	145,915
3.00%, 12/20/2045	67,367	61,520
3.00%, 1/20/2046	237,559	216,940
3.00%, 2/20/2046	2,888,161	2,659,008
3.00%, 5/20/2046	74,956	68,322
3.00%, 6/20/2046	2,326,478	2,120,568
3.00%, 7/20/2046	54,156	49,363
3.00%, 8/20/2046	5,251,932	4,787,100
3.00%, 9/20/2046	2,191,581	1,997,611
3.00%, 10/20/2046	1,723,426	1,572,318
3.00%, 12/20/2046	412,107	375,633
3.00%, 1/20/2047	1,755,249	1,599,897
3.00%, 2/15/2047	197,970	180,486
3.00%, 2/20/2047	127,672	116,539
3.00%, 6/20/2047	34,262	31,270
3.00%, 7/20/2047	2,306,433	2,100,568
3.00%, 9/20/2047	43,630	39,736
3.00%, 10/20/2047	1,023,044	932,515
3.00%, 11/20/2047	2,295,702	2,090,795
3.00%, 12/20/2047	1,104,743	1,006,137
3.00%, 1/20/2048	430,249	391,846
3.00%, 2/20/2048	195,800	178,324
3.00%, 3/20/2048	241,017	219,504
3.00%, 4/20/2048	345,370	314,544
3.00%, 9/20/2048	184,530	168,060
3.00%, 12/20/2048	79,345	72,263
3.00%, 3/20/2049	774,247	705,721
3.00%, 6/20/2049	63,474	57,808
3.00%, 8/20/2049	1,011,612	915,063
3.00%, 9/20/2049	1,624,590	1,469,011
3.00%, 11/20/2049	1,669,814	1,508,277
3.00%, 12/20/2049	1,336,783	1,207,462
3.00%, 1/20/2050	9,550,109	8,623,130
3.00%, 2/20/2050	2,625,428	2,369,738
3.00%, 3/20/2050	3,437,925	3,103,314
3.00%, 4/20/2050	7,630,654	6,887,083
3.00%, 5/20/2050	6,068,557	5,476,501
3.00%, 6/20/2050	7,477,180	6,746,830
3.00%, 7/20/2050	7,677,590	6,926,773
3.00%, 8/20/2050	3,490,435	3,148,689
3.00%, 9/20/2050	1,176,494	1,061,304
3.00%, 10/20/2050	905,707	817,030

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/20/2050	$1,086,992	$980,313
3.00%, 1/20/2051	1,635,112	1,474,450
3.00%, 2/20/2051	81,378	73,373
3.00%, 4/20/2051	92,968	83,744
3.00%, 5/20/2051	7,415,997	6,679,628
3.00%, 6/20/2051	3,728,389	3,357,891
3.00%, 7/20/2051	2,698,008	2,429,693
3.00%, 8/20/2051	4,784,476	4,308,292
3.00%, 9/20/2051	7,912,105	7,124,025
3.00%, 10/20/2051	3,865,148	3,479,863
3.00%, 11/20/2051	102,025	91,847
3.00%, 12/20/2051	5,431,626	4,889,352
3.00%, 1/20/2052	1,698,570	1,528,859
3.00%, 2/20/2052	354,652	319,190
3.00%, 3/20/2052	3,343,292	3,008,854
3.00%, 5/20/2052	16,950,219	15,254,644
3.00%, 6/20/2052	2,696,750	2,426,987
3.00%, 8/20/2052	4,420,370	3,978,189
3.00%, 9/20/2052	3,250,322	2,925,184
3.00%, 1/20/2053	1,543,401	1,389,010
3.00%, 3/20/2053	7,056,427	6,363,900
3.00%, 4/20/2053	1,277,088	1,152,790
3.00%, 9/20/2053	3,262,340	2,944,062
3.50%, 12/20/2041	1,190,022	1,120,355
3.50%, 2/15/2042	56,977	53,666
3.50%, 4/15/2042	20,401	19,216
3.50%, 4/20/2042	680,564	640,733
3.50%, 6/20/2042	149,814	141,046
3.50%, 9/20/2042	487,809	459,259
3.50%, 10/20/2042	608,687	573,062
3.50%, 11/20/2042	5,640	5,309
3.50%, 2/20/2043	406,888	383,079
3.50%, 3/20/2043	75,010	70,616
3.50%, 4/20/2043	81,535	76,770
3.50%, 5/20/2043	66,279	62,415
3.50%, 6/20/2043	644,426	606,863
3.50%, 7/20/2043	354,713	334,037
3.50%, 9/20/2043	77,405	72,893
3.50%, 10/20/2043	396,151	373,060
3.50%, 11/20/2043	356,618	335,832
3.50%, 1/20/2044	47,816	45,028
3.50%, 3/20/2044	1,008,853	950,049
3.50%, 4/20/2044	53,210	50,032
3.50%, 5/20/2044	59,034	55,509
3.50%, 6/20/2044	1,358,553	1,277,421
3.50%, 7/20/2044	27,817	26,156
3.50%, 8/20/2044	40,914	38,470
3.50%, 10/20/2044	1,125,193	1,057,997
3.50%, 11/20/2044	107,212	100,809
3.50%, 12/20/2044	11,294	10,620
3.50%, 1/20/2045	401,157	377,200
3.50%, 2/20/2045	494,457	464,928
3.50%, 3/20/2045	13,688	12,788
3.50%, 4/20/2045	1,295,343	1,210,155
3.50%, 5/20/2045	115,114	107,544
Security Description	Principal Amount	Value
3.50%, 6/20/2045	$24,497	$22,886
3.50%, 7/20/2045	205,394	191,887
3.50%, 8/20/2045	127,776	119,373
3.50%, 9/20/2045	65,147	60,863
3.50%, 10/20/2045	218,175	203,827
3.50%, 11/20/2045	571,020	533,469
3.50%, 12/20/2045	16,272	15,202
3.50%, 1/20/2046	2,869,591	2,680,882
3.50%, 2/20/2046	2,816,982	2,631,732
3.50%, 4/20/2046	1,369,066	1,277,289
3.50%, 5/20/2046	542,770	506,385
3.50%, 6/20/2046	338,820	316,107
3.50%, 7/20/2046	5,376,655	5,016,224
3.50%, 8/20/2046	214,539	200,157
3.50%, 9/20/2046	240,819	224,676
3.50%, 10/20/2046	275,789	257,301
3.50%, 11/20/2046	1,275,510	1,190,005
3.50%, 12/20/2046	823,785	768,561
3.50%, 1/20/2047	53,026	49,472
3.50%, 2/20/2047	586,099	546,809
3.50%, 3/20/2047	232,451	216,886
3.50%, 5/20/2047	175,444	163,696
3.50%, 6/20/2047	350,606	327,130
3.50%, 7/20/2047	115,650	107,906
3.50%, 8/20/2047	204,286	190,607
3.50%, 9/20/2047	1,531,423	1,428,880
3.50%, 10/20/2047	1,463,808	1,365,792
3.50%, 12/20/2047	5,058,885	4,720,143
3.50%, 1/20/2048	3,468,625	3,236,367
3.50%, 2/20/2048	658,234	614,149
3.50%, 4/20/2048	94,042	87,745
3.50%, 5/20/2048	796,845	743,489
3.50%, 6/20/2048	41,250	38,488
3.50%, 8/20/2048	29,701	27,653
3.50%, 10/20/2048	411,176	382,829
3.50%, 11/20/2048	492,114	458,187
3.50%, 2/20/2049	43,419	40,426
3.50%, 3/20/2049	98,722	91,916
3.50%, 6/20/2049	1,601,216	1,485,608
3.50%, 7/20/2049	524,290	486,436
3.50%, 8/20/2049	792,402	735,191
3.50%, 9/20/2049	1,554,365	1,442,139
3.50%, 10/20/2049	5,084,648	4,717,536
3.50%, 12/20/2049	1,585,111	1,470,665
3.50%, 1/20/2050	5,811,680	5,392,076
3.50%, 2/20/2050	4,918,768	4,563,632
3.50%, 3/20/2050	1,562,901	1,450,059
3.50%, 5/20/2050	1,140,818	1,058,450
3.50%, 6/20/2050	4,734,116	4,391,781
3.50%, 7/20/2050	1,297,379	1,203,708
3.50%, 11/20/2050	667,205	619,032
3.50%, 12/20/2050	2,855,379	2,648,899
3.50%, 1/20/2051	2,654,051	2,462,130
3.50%, 2/20/2051	1,014,325	941,091
3.50%, 5/20/2051	197,982	183,665

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2051	$2,391,939	$2,218,972
3.50%, 7/20/2051	432,385	401,119
3.50%, 8/20/2051	5,969,109	5,519,565
3.50%, 9/20/2051	1,894,816	1,752,115
3.50%, 1/20/2052	70,281	64,988
3.50%, 4/20/2052	1,326,310	1,225,817
3.50%, 6/20/2052	9,538,013	8,813,856
3.50%, 7/20/2052	3,636,305	3,359,943
3.50%, 9/20/2052	2,102,170	1,942,241
3.50%, 10/20/2052	9,383,165	8,667,860
3.50%, 12/20/2052	5,246,164	4,847,452
3.50%, 3/20/2053	235,662	218,621
3.50%, 6/20/2053	2,114,870	1,961,938
3.50%, 7/20/2053	7,470,729	6,930,503
3.50%, 12/20/2054	13,147,614	11,969,662
3.50%, 5/20/2055	2,958,131	2,691,771
4.00%, 2/15/2040	3,843	3,773
4.00%, 4/15/2040	33,800	32,922
4.00%, 11/20/2040	2,085,825	2,031,170
4.00%, 12/20/2040	2,364,578	2,302,618
4.00%, 6/20/2041	402,661	392,136
4.00%, 11/20/2041	31,123	30,309
4.00%, 2/20/2042	33,639	32,760
4.00%, 5/20/2042	31,234	30,420
4.00%, 6/20/2042	505,749	492,565
4.00%, 8/20/2042	14,770	14,385
4.00%, 8/20/2043	34,013	33,115
4.00%, 10/20/2043	140,793	137,074
4.00%, 11/20/2043	200,145	194,858
4.00%, 3/20/2044	34,716	33,602
4.00%, 5/20/2044	235,835	228,268
4.00%, 7/15/2044	43,588	42,169
4.00%, 7/20/2044	36,503	35,331
4.00%, 8/20/2044	87,406	84,601
4.00%, 12/20/2044	93,969	90,954
4.00%, 1/20/2045	33,111	32,049
4.00%, 2/20/2045	101,044	97,802
4.00%, 5/15/2045	10,463	10,112
4.00%, 6/15/2045	17,680	17,088
4.00%, 7/20/2045	115,804	112,056
4.00%, 8/20/2045	21,090	20,408
4.00%, 10/20/2045	41,504	40,161
4.00%, 11/20/2045	111,212	107,613
4.00%, 1/20/2046	26,710	25,846
4.00%, 4/20/2046	1,473,550	1,425,862
4.00%, 5/20/2046	194,773	188,470
4.00%, 1/20/2047	151,434	146,061
4.00%, 3/20/2047	92,753	89,463
4.00%, 4/20/2047	22,905	22,046
4.00%, 5/20/2047	56,586	54,466
4.00%, 6/20/2047	59,882	57,638
4.00%, 7/20/2047	1,222,248	1,176,443
4.00%, 8/20/2047	66,793	64,290
4.00%, 9/20/2047	322,979	310,875
4.00%, 11/20/2047	940,614	905,363
Security Description	Principal Amount	Value
4.00%, 2/20/2048	$1,846,668	$1,777,461
4.00%, 3/20/2048	978,610	941,935
4.00%, 4/20/2048	2,370,505	2,281,638
4.00%, 5/20/2048	1,355,382	1,304,571
4.00%, 6/20/2048	2,199,790	2,117,323
4.00%, 8/20/2048	1,017,370	979,230
4.00%, 9/20/2048	110,765	106,612
4.00%, 10/20/2048	208,003	200,205
4.00%, 11/20/2048	148,804	143,225
4.00%, 2/20/2049	244,711	235,537
4.00%, 3/20/2049	640,783	616,761
4.00%, 4/20/2049	208,053	199,627
4.00%, 5/20/2049	1,517,839	1,456,366
4.00%, 6/20/2049	1,969,915	1,890,132
4.00%, 7/20/2049	5,588,601	5,362,260
4.00%, 10/20/2049	522,296	501,143
4.00%, 11/20/2049	79,459	76,279
4.00%, 12/20/2049	406,568	390,296
4.00%, 1/20/2050	532,897	511,314
4.00%, 2/20/2050	263,751	253,069
4.00%, 3/20/2050	3,794,809	3,641,117
4.00%, 6/20/2050	3,157,761	3,029,871
4.00%, 7/20/2050	651,454	625,380
4.00%, 8/20/2050	433,977	416,608
4.00%, 11/20/2051	1,241,435	1,190,872
4.00%, 5/20/2052	431,698	411,662
4.00%, 6/20/2052	1,208,543	1,149,322
4.00%, 7/20/2052	396,594	378,187
4.00%, 9/20/2052	13,973,449	13,324,887
4.00%, 10/20/2052	18,044,498	17,206,982
4.00%, 11/20/2052	12,255,054	11,686,249
4.00%, 12/20/2054	7,860,039	7,421,657
4.50%, 6/15/2039	5,912	5,938
4.50%, 4/15/2040	32,167	32,246
4.50%, 6/15/2040	17,696	17,740
4.50%, 9/20/2040	29,686	29,758
4.50%, 3/15/2041	16,944	16,985
4.50%, 4/20/2041	1,097,711	1,100,409
4.50%, 6/15/2041	7,693	7,711
4.50%, 7/15/2041	14,962	14,997
4.50%, 7/20/2041	57,348	57,489
4.50%, 12/20/2041	48,508	48,625
4.50%, 10/20/2043	12,254	12,218
4.50%, 12/20/2043	34,845	34,741
4.50%, 1/20/2044	28,904	28,819
4.50%, 4/20/2044	39,534	39,417
4.50%, 5/20/2045	20,021	19,951
4.50%, 6/20/2045	408,767	407,553
4.50%, 10/20/2045	27,510	27,413
4.50%, 11/20/2045	76,751	76,482
4.50%, 1/20/2046	1,496,082	1,490,843
4.50%, 2/20/2046	254,624	253,732
4.50%, 6/20/2046	57,343	57,172
4.50%, 7/20/2046	31,748	31,636
4.50%, 12/20/2046	133,422	133,025

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/20/2047	$318,138	$317,148
4.50%, 6/20/2047	317,973	316,387
4.50%, 8/20/2047	43,549	43,332
4.50%, 12/20/2047	23,953	23,771
4.50%, 1/20/2048	46,008	45,659
4.50%, 3/20/2048	463,219	459,701
4.50%, 4/20/2048	518,179	514,243
4.50%, 6/20/2048	287,161	284,531
4.50%, 7/20/2048	291,829	289,156
4.50%, 8/20/2048	610,518	604,926
4.50%, 9/20/2048	892,162	883,991
4.50%, 11/20/2048	48,044	47,604
4.50%, 12/20/2048	1,024,113	1,014,733
4.50%, 1/20/2049	2,400,022	2,378,041
4.50%, 2/20/2049	260,642	258,255
4.50%, 4/20/2049	128,267	127,092
4.50%, 5/20/2049	104,906	103,945
4.50%, 6/20/2049	2,369,920	2,348,214
4.50%, 7/20/2049	582,248	576,916
4.50%, 9/20/2049	225,281	223,218
4.50%, 2/20/2050	1,423,931	1,410,890
4.50%, 4/20/2050	2,211,282	2,191,405
4.50%, 5/20/2050	388,967	385,404
4.50%, 10/20/2050	1,875,570	1,861,325
4.50%, 12/20/2050	1,174,198	1,163,444
4.50%, 4/20/2051	231,960	229,836
4.50%, 5/20/2051	249,615	247,329
4.50%, 6/20/2051	207,503	205,927
4.50%, 12/20/2051	522,228	517,445
4.50%, 5/20/2052	1,216,602	1,195,297
4.50%, 10/20/2052	3,782,078	3,712,920
4.50%, 12/20/2052	11,554,287	11,341,220
4.50%, 1/20/2053	14,347,374	14,080,583
4.50%, 2/20/2053	2,169,210	2,128,538
4.50%, 3/20/2053	4,050,275	3,974,333
4.50%, 6/20/2053	5,536,538	5,423,725
4.50%, 7/20/2053	4,037,070	3,953,872
4.50%, 2/20/2054	8,599,887	8,410,673
4.50%, 3/20/2054	251,814	245,923
4.50%, 4/20/2054	252,203	246,264
4.50%, 5/20/2054	13,541,349	13,220,348
4.50%, 10/20/2054	4,773,911	4,656,301
4.50%, 2/20/2055	9,908,041	9,659,334
4.50%, 5/20/2055	11,901,804	11,599,515
5.00%, 12/15/2038	9,391	9,618
5.00%, 5/15/2039	16,279	16,679
5.00%, 5/20/2041	347,016	355,351
5.00%, 11/20/2042	44,176	45,243
5.00%, 3/20/2043	9,463	9,690
5.00%, 4/20/2043	24,906	25,507
5.00%, 5/20/2043	8,637	8,844
5.00%, 8/20/2043	39,015	39,951
5.00%, 5/20/2044	21,474	21,989
5.00%, 6/20/2044	13,035	13,348
5.00%, 7/20/2044	32,386	33,163
Security Description	Principal Amount	Value
5.00%, 12/20/2045	$165,945	$169,931
5.00%, 4/20/2048	16,628	16,952
5.00%, 5/20/2048	97,764	99,119
5.00%, 7/20/2048	33,166	33,626
5.00%, 10/20/2048	49,578	50,226
5.00%, 12/20/2048	119,587	121,151
5.00%, 1/20/2049	408,954	414,301
5.00%, 2/20/2049	328,757	333,056
5.00%, 4/20/2049	145,818	147,725
5.00%, 6/20/2049	867,525	878,869
5.00%, 7/20/2049	131,810	133,638
5.00%, 5/20/2050	344,425	351,605
5.00%, 6/20/2052	458,542	461,437
5.00%, 11/20/2052	8,579,487	8,615,192
5.00%, 12/20/2052	8,649,654	8,685,651
5.00%, 1/20/2053	8,396,835	8,430,691
5.00%, 4/20/2053	4,125,645	4,137,459
5.00%, 5/20/2053	13,864,438	13,914,510
5.00%, 7/20/2053	19,438,028	19,507,950
5.00%, 11/20/2053	1,594,906	1,598,093
5.00%, 5/20/2054	10,354,765	10,349,490
5.00%, 7/20/2054	3,455,424	3,454,427
5.00%, 1/20/2055	26,452,007	26,399,277
5.00%, 5/20/2055	19,743,108	19,703,937
5.50%, 9/15/2035	21,979	22,440
5.50%, 7/15/2038	6,810	7,040
5.50%, 3/15/2039	29,647	30,991
5.50%, 2/20/2049	34,144	35,009
5.50%, 12/20/2052	8,039,460	8,175,666
5.50%, 5/20/2053	11,271,212	11,455,822
5.50%, 7/20/2053	3,251,523	3,303,977
5.50%, 8/20/2053	7,331,467	7,448,833
5.50%, 10/20/2053	8,357,628	8,489,358
5.50%, 5/20/2054	16,250,490	16,444,874
5.50%, 8/20/2054	4,054,534	4,101,550
5.50%, 9/20/2054	19,547,886	19,757,598
5.50%, 12/20/2054	17,147,735	17,333,522
5.50%, 2/20/2055	1,698,654	1,715,957
5.50%, 3/20/2055	12,730,415	12,862,546
5.50%, 6/20/2055	44,676,183	45,165,673
6.00%, 8/15/2040	9,910	10,497
6.00%, 9/15/2040	18,677	19,929
6.00%, 1/20/2046	45,893	48,721
6.00%, 12/20/2052	2,806,511	2,888,031
6.00%, 1/20/2053	1,109,226	1,141,258
6.00%, 4/20/2053	547,159	560,856
6.00%, 8/20/2053	3,945,376	4,044,141
6.00%, 9/20/2053	6,980,142	7,154,878
6.00%, 2/20/2054	8,191,378	8,396,435
6.00%, 6/20/2054	15,993,025	16,337,799
6.00%, 9/20/2054	16,351,657	16,704,162
6.00%, 2/20/2055	10,977,188	11,189,310
6.00%, 3/20/2055	13,737,701	14,013,141
6.00%, 6/20/2055	23,719,735	24,180,386
6.50%, 1/20/2053	1,307,976	1,357,779

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/20/2053	$199,948	$207,561
6.50%, 7/20/2053	1,046,754	1,091,819
6.50%, 2/20/2054	3,631,279	3,787,613
6.50%, 6/20/2054	15,097,464	15,623,010
6.50%, 8/20/2054	2,306,230	2,386,407
6.50%, 3/20/2055	4,430,478	4,581,941
7.00%, 9/20/2053	713,505	736,694
Government National Mortgage Association, TBA:
TBA, 2.00%, 1/20/2055	3,950,000	3,270,505
TBA, 2.50%, 1/20/2055	9,000,000	7,765,200
TBA, 3.00%, 1/20/2055	9,650,000	8,679,326
TBA, 3.50%, 1/20/2055	10,450,000	9,507,452
TBA, 4.00%, 1/20/2055	11,875,000	11,207,744
TBA, 4.50%, 1/20/2056	12,500,000	12,176,462
TBA, 5.00%, 1/20/2055	52,625,000	52,479,439
TBA, 5.50%, 1/20/2055	50,825,000	51,302,755
TBA, 6.00%, 1/20/2055	17,900,000	18,236,878
TBA, 6.50%, 1/20/2055	21,450,000	22,166,215
Uniform Mortgage-Backed Security, TBA:
3.50%, 2/1/2056	31,600,000	29,115,640
TBA, 2.00%, 1/1/2040	11,150,000	10,324,176
TBA, 2.00%, 1/1/2055	47,975,000	38,798,006
TBA, 2.50%, 1/1/2055	43,500,000	36,794,649
TBA, 3.00%, 1/1/2041	3,300,000	3,176,550
TBA, 3.00%, 1/1/2056	27,325,000	24,166,695
TBA, 3.50%, 1/1/2040	2,825,000	2,746,914
TBA, 4.00%, 1/1/2040	5,725,000	5,648,285
TBA, 4.00%, 1/1/2056	15,900,000	15,081,007
TBA, 4.50%, 1/1/2040	12,500,000	12,511,375
TBA, 4.50%, 1/1/2055	15,375,000	15,004,247
Security Description	Principal Amount	Value
TBA, 5.00%, 1/1/2040	$11,800,000	$11,954,816
TBA, 5.00%, 1/1/2055	56,375,000	56,224,253
TBA, 5.50%, 1/1/2040	3,175,000	3,255,264
TBA, 5.50%, 1/1/2055	55,075,000	55,840,542
TBA, 6.00%, 1/1/2055	70,875,000	72,751,061
TBA, 6.50%, 1/1/2055	23,700,000	24,632,358
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,978,346,497)		6,605,695,751
	Shares
SHORT-TERM INVESTMENT — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (a) (b) (Cost $634,659,499)	634,659,499	634,659,499
TOTAL INVESTMENTS — 108.8% (Cost $7,613,005,996)		7,240,355,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(587,816,944)
NET ASSETS — 100.0%		$6,652,538,306
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2025.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$6,605,695,751	$—	$6,605,695,751
Short-Term Investment	634,659,499	—	—	634,659,499
TOTAL INVESTMENTS	$634,659,499	$6,605,695,751	$—	$7,240,355,250

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	572,946,496	$572,946,496	$793,077,021	$731,364,018	$—	$—	634,659,499	$634,659,499	$9,915,045
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO ULTRA SHORT T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bills:
3.47%, 6/18/2026	$215,000	$211,511
3.49%, 12/24/2026	150,000	145,038
3.50%, 6/25/2026	215,000	211,376
3.54%, 4/7/2026	185,000	183,280
3.56%, 4/21/2026	185,000	183,022
3.56%, 4/28/2026	185,000	182,897
3.57%, 4/14/2026	185,000	183,154
3.58%, 2/12/2026 (b)	410,000	408,324
3.58%, 3/3/2026 (b)	175,000	173,964
3.59%, 6/11/2026	326,000	320,957
3.62%, 9/3/2026	126,000	123,128
3.62%, 11/27/2026	135,000	130,859
3.64%, 4/30/2026	183,000	180,885
3.64%, 7/9/2026 (b)	126,000	123,763
3.65%, 6/4/2026	215,000	211,817
3.66%, 4/23/2026	158,000	156,279
3.66%, 5/28/2026	200,000	197,158
3.66%, 10/29/2026	104,000	101,077
3.68%, 4/16/2026	284,000	281,109
3.68%, 5/14/2026	326,000	321,822
3.68%, 10/1/2026	104,000	101,351
3.70%, 4/9/2026	158,000	156,486
3.71%, 3/26/2026	410,000	406,675
3.71%, 5/21/2026	200,000	197,295
3.72%, 3/19/2026	536,000	532,009
3.72%, 4/2/2026 (b)	158,000	156,596
3.72%, 5/7/2026	200,000	197,546
3.73%, 3/12/2026	410,000	407,213
3.74%, 2/24/2026	383,000	381,008
3.74%, 2/26/2026	410,000	407,752
3.74%, 3/31/2026	185,000	183,410
3.75%, 3/24/2026	175,000	173,612
3.76%, 3/17/2026	175,000	173,741
Security Description	Principal Amount	Value
3.78%, 2/10/2026	$381,000	$379,540
3.78%, 3/10/2026	175,000	173,867
3.79%, 2/3/2026 (b)	381,000	379,810
3.80%, 2/17/2026	383,000	381,271
3.80%, 8/6/2026	126,000	123,426
3.81%, 2/5/2026	620,000	617,926
3.88%, 3/5/2026	400,000	397,565
3.95%, 2/19/2026 (b)	536,000	533,453
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,489,208)		10,492,972
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $12,606)	12,606	12,606
TOTAL INVESTMENTS — 100.0% (Cost $10,501,814)		10,505,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(403)
NET ASSETS — 100.0%		$10,505,175
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$ 10,492,972	$ —	$ 10,492,972
Short-Term Investment	12,606	—	—	12,606
TOTAL INVESTMENTS	$12,606	$10,492,972	$—	$10,505,578
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO ULTRA SHORT T-BILL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/8/25*	Value at 10/8/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$105,765	$93,159	$—	$—	12,606	$12,606	$162
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SERIES TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2025 (Unaudited)

	State Street SPDR Portfolio Aggregate Bond ETF	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	State Street SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$9,221,111,965	$10,795,881,772	$1,089,759,546
Investments in affiliated issuers, at value	541,054,705	676,468,090	58,573,774
Total Investments	9,762,166,670	11,472,349,862	1,148,333,320
Foreign currency, at value	1,380	456	—
Cash	7,161	35,078	—
Receivable for investments sold	9,118,050	67,564,582	56,329
Receivable for fund shares sold	—	—	6,780,628
Dividends receivable — affiliated issuers	736,741	53,297	5,318
Interest receivable — unaffiliated issuers	75,816,098	129,863,600	14,893,086
Securities lending income receivable — unaffiliated issuers	41,191	52,614	884
Securities lending income receivable — affiliated issuers	54,136	160,923	12,038
Receivable from Adviser	18,228	—	—
Receivable for foreign taxes recoverable	3,284	27,892	—
TOTAL ASSETS	9,847,962,939	11,670,108,304	1,170,081,603
LIABILITIES
Due to custodian	—	—	56,329
Payable upon return of securities loaned	187,218,790	649,092,315	56,871,607
Payable for investments purchased	359,531,116	—	6,749,077
Payable for fund shares repurchased	—	67,611,418	—
Advisory fee payable	233,147	370,453	37,260
Trustees’ fees and expenses payable	—	405	373
TOTAL LIABILITIES	546,983,053	717,074,591	63,714,646
NET ASSETS	$9,300,979,886	$10,953,033,713	$1,106,366,957
NET ASSETS CONSIST OF:
Paid-in capital	$9,820,722,795	$11,238,665,265	$1,294,586,137
Total distributable earnings (loss)	(519,742,909)	(285,631,552)	(188,219,180)
NET ASSETS	$9,300,979,886	$10,953,033,713	$1,106,366,957
NET ASSET VALUE PER SHARE
Net asset value per share	$25.76	$33.81	$22.60
Shares outstanding (unlimited amount authorized, $0.01 par value)	361,100,264	324,000,072	48,949,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$9,590,749,881	$10,804,365,239	$1,197,271,218
Investments in affiliated issuers	541,054,705	676,468,090	58,573,774
Total cost of investments	$10,131,804,586	$11,480,833,329	$1,255,844,992
Foreign currency, at cost	$1,259	$407	$—
* Includes investments in securities on loan, at value	$519,576,850	$1,044,981,436	$63,600,357
See accompanying notes to financial statements.

State Street SPDR Portfolio Long Term Treasury ETF	State Street SPDR Portfolio Treasury ETF	State Street SPDR Portfolio Short Term Corporate Bond ETF	State Street SPDR Portfolio Short Term Treasury ETF	State Street SPDR Portfolio TIPS ETF

$10,872,227,528	$147,963,734	$8,305,828,202	$5,867,924,188	$960,456,211
1,770,640	171,575	181,112,581	85,349,615	720,753
10,873,998,168	148,135,309	8,486,940,783	5,953,273,803	961,176,964
—	—	464	—	—
—	—	97,862	—	—
—	—	—	19,701,359	13,037,416
13,246,244	—	—	11,705,344	—
39,661	607	66,551	32,069	6,514
112,218,138	1,162,522	90,851,354	40,584,591	4,253,948
19,044	368	19,123	18,426	—
24,920	354	72,817	11,003	—
—	—	—	—	—
—	—	1,757	—	—
10,999,546,175	149,299,160	8,578,050,711	6,025,326,595	978,474,842

—	—	—	—	—
—	—	164,201,452	74,326,578	—
12,832,622	148,931	—	39,662,392	12,938,066
—	—	—	—	—
278,873	3,808	284,088	149,231	98,670
36	—	1,734	—	3,297
13,111,531	152,739	164,487,274	114,138,201	13,040,033
$10,986,434,644	$149,146,421	$8,413,563,437	$5,911,188,394	$965,434,809

$13,711,935,906	$149,013,659	$8,601,616,434	$5,987,800,882	$1,120,107,810
(2,725,501,262)	132,762	(188,052,997)	(76,612,488)	(154,673,001)
$10,986,434,644	$149,146,421	$8,413,563,437	$5,911,188,394	$965,434,809

$26.49	$30.44	$30.19	$29.26	$25.95
414,700,000	4,900,000	278,700,000	202,000,000	37,200,450

$13,203,529,245	$147,699,183	$8,252,138,452	$5,831,933,492	$1,014,488,481
1,770,640	171,575	181,112,581	85,349,615	720,753
$13,205,299,885	$147,870,758	$8,433,251,033	$5,917,283,107	$1,015,209,234
$—	$—	$423	$—	$—
$171,413,733	$8,200,753	$307,691,705	$300,891,540	$—

SPDR SERIES TRUST STATEMENTS OF ASSETS AND LIABILITIES   (continued)
December 31, 2025 (Unaudited)

	State Street SPDR Portfolio Intermediate Term Treasury ETF	State Street SPDR Portfolio High Yield Bond ETF	State Street SPDR Portfolio Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$9,548,281,095	$10,249,780,400	$1,769,400,061
Investments in affiliated issuers, at value	18,267,273	579,374,339	109,463,925
Total Investments	9,566,548,368	10,829,154,739	1,878,863,986
Foreign currency, at value	—	453	—
Receivable for investments sold	43,993,557	13,987,178	—
Receivable for fund shares sold	8,649,977	—	2,933,713
Dividends receivable — unaffiliated issuers	—	29	—
Dividends receivable — affiliated issuers	38,563	160,969	32,644
Interest receivable — unaffiliated issuers	76,253,233	184,493,708	22,902,237
Securities lending income receivable — unaffiliated issuers	92,809	22,678	6,216
Securities lending income receivable — affiliated issuers	477	499,445	25,830
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	1,624	2,593
TOTAL ASSETS	9,695,576,984	11,028,320,823	1,904,767,219
LIABILITIES
Due to broker	—	—	—
Due to custodian	—	5,705,444	—
Payable upon return of securities loaned	—	543,731,765	94,647,240
Payable for investments purchased	67,931,933	13,699,118	2,906,685
Advisory fee payable	244,040	436,887	45,469
Trustees’ fees and expenses payable	—	—	583
TOTAL LIABILITIES	68,175,973	563,573,214	97,599,977
NET ASSETS	$9,627,401,011	$10,464,747,609	$1,807,167,242
NET ASSETS CONSIST OF:
Paid-in capital	$9,764,498,245	$10,592,436,691	$1,814,754,325
Total distributable earnings (loss)	(137,097,234)	(127,689,082)	(7,587,083)
NET ASSETS	$9,627,401,011	$10,464,747,609	$1,807,167,242
NET ASSET VALUE PER SHARE
Net asset value per share	$28.83	$23.64	$29.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	333,900,336	442,600,000	61,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$9,528,039,830	$10,245,604,079	$1,763,961,340
Investments in affiliated issuers	18,267,273	579,374,339	109,463,925
Total cost of investments	$9,546,307,103	$10,824,978,418	$1,873,425,265
Foreign currency, at cost	$—	$431	$—
* Includes investments in securities on loan, at value	$617,754,373	$562,349,704	$142,926,832
See accompanying notes to financial statements.

State Street SPDR Portfolio Mortgage Backed Bond ETF	State Street SPDR Portfolio Ultra Short T-Bill ETF

$6,605,695,751	$10,492,972
634,659,499	12,606
7,240,355,250	10,505,578
—	—
56,589,334	—
6,724,362	—
—	—
1,821,506	64
20,109,696	—
—	—
—	—
57,207	—
—	—
7,325,657,355	10,505,642

1,638,997	—
—	—
—	—
671,256,604	—
223,448	446
—	21
673,119,049	467
$6,652,538,306	$10,505,175

$7,247,861,923	$10,501,815
(595,323,617)	3,360
$6,652,538,306	$10,505,175

$22.41	$25.01
296,800,000	420,000

$6,978,346,497	$10,489,208
634,659,499	12,606
$7,613,005,996	$10,501,814
$—	$—
$—	$—

SPDR SERIES TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2025  (Unaudited)

	State Street SPDR Portfolio Aggregate Bond ETF	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	State Street SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$174,489,171	$234,318,348	$26,853,950
Dividend income — affiliated issuers	3,700,895	563,577	57,783
Unaffiliated securities lending income	136,640	293,394	8,699
Affiliated securities lending income	291,807	939,622	62,320
TOTAL INVESTMENT INCOME (LOSS)	178,618,513	236,114,941	26,982,752
EXPENSES
Advisory fee	1,335,329	2,152,826	206,850
Trustees’ fees and expenses	31,485	37,050	3,853
TOTAL EXPENSES	1,366,814	2,189,876	210,703
Expenses waived/reimbursed by the Adviser	(62,315)	—	—
NET EXPENSES	1,304,499	2,189,876	210,703
NET INVESTMENT INCOME (LOSS)	$177,314,014	$233,925,065	$26,772,049
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,973,620)	(1,717,456)	(7,070,837)
In-kind redemptions — unaffiliated issuers	(10,502,281)	91,472,456	(586,709)
Net realized gain (loss)	(14,475,901)	89,755,000	(7,657,546)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	99,360,252	23,428,764	11,218,435
Foreign currency translations	2	(1)	—
Net change in unrealized appreciation/depreciation	99,360,254	23,428,763	11,218,435
NET REALIZED AND UNREALIZED GAIN (LOSS)	84,884,353	113,183,763	3,560,889
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$262,198,367	$347,108,828	$30,332,938
See accompanying notes to financial statements.

State Street SPDR Portfolio Long Term Treasury ETF	State Street SPDR Portfolio Treasury ETF	State Street SPDR Portfolio Short Term Corporate Bond ETF	State Street SPDR Portfolio Short Term Treasury ETF	State Street SPDR Portfolio TIPS ETF

$239,945,541	$2,211,757	$182,526,500	$115,027,693	$20,216,988
566,040	5,252	654,712	220,567	46,709
27,772	1,064	87,366	109,315	—
64,490	399	398,427	15,217	618
240,603,843	2,218,472	183,667,005	115,372,792	20,264,315

1,753,695	15,921	1,655,214	881,469	591,357
41,624	357	31,434	21,621	3,053
1,795,319	16,278	1,686,648	903,090	594,410
—	—	—	—	—
1,795,319	16,278	1,686,648	903,090	594,410
$238,808,524	$2,202,194	$181,980,357	$114,469,702	$19,669,905

(41,213,132)	37,321	13,016,035	6,209,497	(4,198,996)
(29,111,166)	—	22,456,332	3,703,213	(1,903,214)
(70,324,298)	37,321	35,472,367	9,912,710	(6,102,210)

89,794,668	(128,366)	(2,019,559)	4,863,651	5,968,059
—	—	—	—	—
89,794,668	(128,366)	(2,019,559)	4,863,651	5,968,059
19,470,370	(91,045)	33,452,808	14,776,361	(134,151)
$258,278,894	$2,111,149	$215,433,165	$129,246,063	$19,535,754

SPDR SERIES TRUST STATEMENTS OF OPERATIONS   (continued)
For the Six Months Ended December 31, 2025  (Unaudited)

	State Street SPDR Portfolio Intermediate Term Treasury ETF	State Street SPDR Portfolio High Yield Bond ETF	State Street SPDR Portfolio Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$176,916,973	$340,363,284	$43,283,419
Dividend income — unaffiliated issuers	—	561	—
Dividend income — affiliated issuers	303,825	956,090	197,685
Unaffiliated securities lending income	391,715	275,351	36,174
Affiliated securities lending income	29,434	3,503,172	139,287
Foreign taxes withheld	—	(10)	—
TOTAL INVESTMENT INCOME (LOSS)	177,641,947	345,098,448	43,656,565
EXPENSES
Advisory fee	1,400,489	2,410,961	260,702
Trustees’ fees and expenses	32,795	32,547	6,613
TOTAL EXPENSES	1,433,284	2,443,508	267,315
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	1,433,284	2,443,508	267,315
NET INVESTMENT INCOME (LOSS)	$176,208,663	$342,654,940	$43,389,250
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(410,761)	(8,152,557)	964,678
In-kind redemptions — unaffiliated issuers	8,814,763	42,552,991	9,328,959
Net realized gain (loss)	8,404,002	34,400,434	10,293,637
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	36,900,741	(10,823,650)	5,508,159
Foreign currency translations	—	1	—
Net change in unrealized appreciation/depreciation	36,900,741	(10,823,649)	5,508,159
NET REALIZED AND UNREALIZED GAIN (LOSS)	45,304,743	23,576,785	15,801,796
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$221,513,406	$366,231,725	$59,191,046
See accompanying notes to financial statements.

State Street SPDR Portfolio Mortgage Backed Bond ETF	State Street SPDR Portfolio Ultra Short T-Bill ETF(a)

$114,950,849	$92,420
—	—
9,915,045	162
—	—
—	—
—	—
124,865,894	92,582

1,288,034	1,197
22,425	23
1,310,459	1,220
(161,004)	—
1,149,455	1,220
$123,716,439	$91,362

8,136,279	639
—	—
8,136,279	639

120,899,210	3,764
—	—
120,899,210	3,764
129,035,489	4,403
$252,751,928	$95,765

(a)	For the period October 8, 2025 (commencement of operations) through December 31, 2025.

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Portfolio Aggregate Bond ETF		State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$177,314,014	$331,925,376	$233,925,065	$419,799,455
Net realized gain (loss)	(14,475,901)	(52,098,784)	89,755,000	54,714,333
Net change in unrealized appreciation/depreciation	99,360,254	202,462,785	23,428,763	213,240,637
Net increase (decrease) in net assets resulting from operations	262,198,367	482,289,377	347,108,828	687,754,425
Net equalization credits and charges	704,313	1,249,230	2,435,497	3,268,175
Distributions to shareholders	(207,430,000)	(326,658,755)	(275,693,809)	(419,277,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,308,250,761	2,738,443,076	11,368,810,633	21,534,133,021
Cost of shares redeemed	(883,978,076)	(1,919,113,515)	(10,548,839,590)	(20,098,045,388)
Net income equalization	(704,313)	(1,249,230)	(2,435,497)	(3,268,175)
Other capital	275,654	601,926	216,508	386,774
Net increase (decrease) in net assets from beneficial interest transactions	423,844,026	818,682,257	817,752,054	1,433,206,232
Net increase (decrease) in net assets during the period	479,316,706	975,562,109	891,602,570	1,704,951,702
Net assets at beginning of period	8,821,663,180	7,846,101,071	10,061,431,143	8,356,479,441
NET ASSETS AT END OF PERIOD	$9,300,979,886	$8,821,663,180	$10,953,033,713	$10,061,431,143
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,900,000	107,600,000	337,000,000	650,600,000
Shares redeemed	(34,600,000)	(75,700,000)	(312,600,000)	(607,600,000)
Net increase (decrease) from share transactions	16,300,000	31,900,000	24,400,000	43,000,000
See accompanying notes to financial statements.

State Street SPDR Portfolio Long Term Corporate Bond ETF		State Street SPDR Portfolio Long Term Treasury ETF		State Street SPDR Portfolio Treasury ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$26,772,049	$53,432,564	$238,808,524	$436,015,576	$2,202,194	$2,809,419
(7,657,546)	(14,989,446)	(70,324,298)	(91,042,017)	37,321	35,324
11,218,435	10,287,807	89,794,668	(203,254,276)	(128,366)	300,826
30,332,938	48,730,925	258,278,894	141,719,283	2,111,149	3,145,569
4,671	772,250	(650,771)	2,454,007	125,597	66,269
(31,973,875)	(52,342,067)	(276,688,204)	(431,687,122)	(2,658,609)	(2,647,661)

1,461,755,085	1,752,530,607	2,450,026,541	4,904,170,607	58,232,365	66,780,991
(1,549,544,460)	(1,348,036,211)	(2,887,101,117)	(3,191,155,892)	—	—
(4,671)	(772,250)	650,771	(2,454,007)	(125,597)	(66,269)
111,717	222,663	19,620	36,880	—	124
(87,682,329)	403,944,809	(436,404,185)	1,710,597,588	58,106,768	66,714,846
(89,318,595)	401,105,917	(455,464,266)	1,423,083,756	57,684,905	67,279,023
1,195,685,552	794,579,635	11,441,898,910	10,018,815,154	91,461,516	24,182,493
$1,106,366,957	$1,195,685,552	$10,986,434,644	$11,441,898,910	$149,146,421	$91,461,516

64,000,000	77,500,000	91,500,000	180,500,000	1,900,000	2,200,000
(68,100,000)	(59,700,000)	(107,600,000)	(118,000,000)	—	—
(4,100,000)	17,800,000	(16,100,000)	62,500,000	1,900,000	2,200,000

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR Portfolio Short Term Corporate Bond ETF		State Street SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$181,980,357	$386,684,147	$114,469,702	$232,674,334
Net realized gain (loss)	35,472,367	51,990,694	9,912,710	11,273,183
Net change in unrealized appreciation/depreciation	(2,019,559)	75,802,594	4,863,651	57,565,756
Net increase (decrease) in net assets resulting from operations	215,433,165	514,477,435	129,246,063	301,513,273
Net equalization credits and charges	945,371	123,838	103	3,352,483
Distributions to shareholders	(215,332,963)	(386,512,865)	(133,707,493)	(232,798,673)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,526,584,342	5,033,449,185	520,718,686	2,862,338,186
Cost of shares redeemed	(2,477,508,062)	(4,429,003,067)	(404,324,537)	(1,627,356,702)
Net income equalization	(945,371)	(123,838)	(103)	(3,352,483)
Other capital	48,729	56,524	2,600	11,584
Net increase (decrease) in net assets from beneficial interest transactions	48,179,638	604,378,804	116,396,646	1,231,640,585
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	49,225,211	732,467,212	111,935,319	1,303,707,668
Net assets at beginning of period	8,364,338,226	7,631,871,014	5,799,253,075	4,495,545,407
NET ASSETS AT END OF PERIOD	$8,413,563,437	$8,364,338,226	$5,911,188,394	$5,799,253,075
SHARES OF BENEFICIAL INTEREST:
Shares sold	83,700,000	167,900,000	17,800,000	98,100,000
Shares redeemed	(82,100,000)	(147,700,000)	(13,800,000)	(55,800,000)
Net increase (decrease) from share transactions	1,600,000	20,200,000	4,000,000	42,300,000
See accompanying notes to financial statements.

State Street SPDR Portfolio TIPS ETF		State Street SPDR Portfolio Intermediate Term Treasury ETF		State Street SPDR Portfolio High Yield Bond ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$19,669,905	$27,247,869	$176,208,663	$273,366,487	$342,654,940	$505,244,722
(6,102,210)	(42,863,700)	8,404,002	3,860,122	34,400,434	37,392,805
5,968,059	70,332,557	36,900,741	159,837,348	(10,823,649)	42,086,206
19,535,754	54,716,726	221,513,406	437,063,957	366,231,725	584,723,733
119,215	1,774,260	1,238,075	3,166,376	4,984,130	12,610,824
(23,919,775)	(28,665,922)	(204,641,201)	(267,137,585)	(405,334,146)	(499,286,685)

105,025,577	227,047,713	1,289,649,693	5,796,442,720	3,526,462,068	8,869,681,626
(104,718,196)	(295,657,549)	(495,463,552)	(2,951,389,693)	(1,687,025,429)	(4,966,882,596)
(119,215)	(1,774,260)	(1,238,075)	(3,166,376)	(4,984,130)	(12,610,824)
451	540	5,342	10,262	139,563	544,157
188,617	(70,383,556)	792,953,408	2,841,896,913	1,834,592,072	3,890,732,363
—	—	—	—	—	5,847
(4,076,189)	(42,558,492)	811,063,688	3,014,989,661	1,800,473,781	3,988,786,082
969,510,998	1,012,069,490	8,816,337,323	5,801,347,662	8,664,273,828	4,675,487,746
$965,434,809	$969,510,998	$9,627,401,011	$8,816,337,323	$10,464,747,609	$8,664,273,828

4,000,000	8,800,000	44,700,000	203,600,000	148,800,000	376,200,000
(4,000,000)	(11,400,000)	(17,200,000)	(104,300,000)	(71,200,000)	(212,200,000)
—	(2,600,000)	27,500,000	99,300,000	77,600,000	164,000,000

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street SPDR Portfolio Corporate Bond ETF		State Street SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,389,250	$87,687,612	$123,716,439	$213,172,414
Net realized gain (loss)	10,293,637	(4,635,066)	8,136,279	(4,740,682)
Net change in unrealized appreciation/depreciation	5,508,159	20,203,823	120,899,210	143,627,875
Net increase (decrease) in net assets resulting from operations	59,191,046	103,256,369	252,751,928	352,059,607
Net equalization credits and charges	598,395	550,421	(645,609)	753,324
Distributions to shareholders	(51,063,992)	(87,874,954)	(159,326,660)	(213,891,985)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	771,756,543	1,645,373,213	435,871,024	1,051,846,993
Cost of shares redeemed	(602,052,321)	(1,494,954,726)	(35,863,152)	(213,273,394)
Net income equalization	(598,395)	(550,421)	645,609	(753,324)
Other capital	12,619	34,040	206,804	430,820
Net increase (decrease) in net assets from beneficial interest transactions	169,118,446	149,902,106	400,860,285	838,251,095
Net increase (decrease) in net assets during the period	177,843,895	165,833,942	493,639,944	977,172,041
Net assets at beginning of period	1,629,323,347	1,463,489,405	6,158,898,362	5,181,726,321
NET ASSETS AT END OF PERIOD	$1,807,167,242	$1,629,323,347	$6,652,538,306	$6,158,898,362
SHARES OF BENEFICIAL INTEREST:
Shares sold	26,300,000	56,750,000	19,500,000	48,200,000
Shares redeemed	(20,500,000)	(51,950,000)	(1,600,000)	(9,800,000)
Net increase (decrease) from share transactions	5,800,000	4,800,000	17,900,000	38,400,000
See accompanying notes to financial statements.

State Street SPDR Portfolio Ultra Short T-Bill ETF
For the Period 10/8/25*- 12/31/25 (Unaudited)

$91,362
639
3,764
95,765
786
(92,405)

10,501,815
—
(786)
—
10,501,029
10,505,175
—
$10,505,175

420,000
—
420,000

*	Commencement of operations.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$25.58	$25.08	$25.35	$26.35	$30.00	$30.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	1.00	0.93	0.74	0.55	0.58
Net realized and unrealized gain (loss) (b)	0.26	0.49	(0.29)	(1.01)	(3.59)	(0.69)
Total from investment operations	0.78	1.49	0.64	(0.27)	(3.04)	(0.11)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.00(c)	0.00(c)	0.01
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.60)	(0.99)	(0.92)	(0.73)	(0.61)	(0.69)
Net asset value, end of period	$25.76	$25.58	$25.08	$25.35	$26.35	$30.00
Total return (d)	3.06%	6.07%	2.62%	(1.01)%(e)	(10.30)%	(0.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,300,980	$8,821,663	$7,846,101	$6,674,136	$6,271,346	$6,158,989
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.03%	0.04%	0.03%	0.04%
Net expenses	0.03%(f)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	3.98%(f)	3.95%	3.73%	2.90%	1.90%	1.90%
Portfolio turnover rate (g)	8%(h)(i)	17%(i)	13%(i)	12%(i)	18%(i)	24%(i)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/25 and years ended 06/30/25, 06/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 30%, 51%, 56%, 68%, 104% and 103%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$33.58	$32.57	$32.08	$32.62	$36.68	$36.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	1.47	1.39	1.07	0.59	0.62
Net realized and unrealized gain (loss) (b)	0.35	1.01	0.45	(0.58)	(4.05)	0.28
Total from investment operations	1.09	2.48	1.84	0.49	(3.46)	0.90
Net equalization credits and charges	0.01	0.01	0.01	0.02	0.00(c)	(0.00)(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.87)	(1.48)	(1.36)	(1.05)	(0.60)	(0.67)
Net asset value, end of period	$33.81	$33.58	$32.57	$32.08	$32.62	$36.68
Total return (d)	3.30%	7.82%	5.90%	1.63%	(9.54)%	2.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,953,034	$10,061,431	$8,356,479	$6,288,303	$5,675,912	$6,682,402
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.04%	0.05%	0.05%	0.07%
Net investment income (loss)	4.35%(e)	4.45%	4.31%	3.33%	1.68%	1.69%
Portfolio turnover rate (f)	12%(g)	30%	30%	26%	28%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$22.54	$22.54	$23.16	$24.05	$31.78	$31.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	1.18	1.13	1.05	0.95	0.96
Net realized and unrealized gain (loss) (b)	0.16	(0.03)	(0.62)	(0.90)	(7.72)	0.31
Total from investment operations	0.75	1.15	0.51	0.15	(6.77)	1.27
Net equalization credits and charges (a)	0.00(c)	0.02	0.00(c)	(0.00)(c)	(0.01)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.69)	(1.17)	(1.13)	(1.04)	(0.96)	(0.96)
Net asset value, end of period	$22.60	$22.54	$22.54	$23.16	$24.05	$31.78
Total return (d)	3.40%	5.25%	2.35%	0.73%	(21.79)%	4.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,106,367	$1,195,686	$794,580	$707,523	$609,615	$999,468
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.04%	0.05%	0.05%	0.07%
Net investment income (loss)	5.18%(e)	5.21%	5.04%	4.53%	3.22%	3.02%
Portfolio turnover rate (f)	10%(g)	16%	15%	18%	16%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$26.56	$27.20	$29.88	$33.02	$41.28	$46.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	1.08	1.01	0.88	0.74	0.70
Net realized and unrealized gain (loss) (b)	0.02	(0.66)	(2.71)	(3.16)	(8.30)	(5.67)
Total from investment operations	0.57	0.42	(1.70)	(2.28)	(7.56)	(4.97)
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.00(c)	0.03	0.02
Other capital (a)	0.00(d)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.64)	(1.07)	(1.00)	(0.86)	(0.73)	(0.70)
Net asset value, end of period	$26.49	$26.56	$27.20	$29.88	$33.02	$41.28
Total return (e)	2.17%	1.54%	(5.60)%	(6.91)%	(18.51)%	(10.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,986,435	$11,441,899	$10,018,815	$7,010,339	$5,854,774	$3,604,056
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.03%	0.07%	0.06%	0.06%
Net investment income (loss)	4.09%(f)	3.97%	3.70%	2.87%	1.92%	1.62%
Portfolio turnover rate (g)	2%(h)	4%	3%	4%	4%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than 0.005%.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Treasury ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	For the Period 5/22/24*- 6/30/24
Net asset value, beginning of period	$30.49	$30.23	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	1.30	0.15
Net realized and unrealized gain (loss) (b)	0.02	0.25	0.12
Total from investment operations	0.66	1.55	0.27
Net equalization credits and charges (a)	0.04	0.03	—
Other capital (a)	—	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.75)	(1.32)	(0.04)
Net asset value, end of period	$30.44	$30.49	$30.23
Total return (d)	2.32%	5.32%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,146	$91,462	$24,182
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%(e)
Net investment income (loss)	4.15%(e)	4.31%	4.68%(e)
Portfolio turnover rate (f)	9%(g)	20%	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$30.19	$29.71	$29.39	$29.72	$31.28	$31.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	1.44	1.37	0.90	0.30	0.41
Net realized and unrealized gain (loss) (b)	0.12	0.48	0.31	(0.38)	(1.49)	0.03
Total from investment operations	0.79	1.92	1.68	0.52	(1.19)	0.44
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.79)	(1.44)	(1.36)	(0.85)	(0.32)	(0.47)
Net realized gains	—	—	—	—	(0.05)	—
Total distributions	(0.79)	(1.44)	(1.36)	(0.85)	(0.37)	(0.47)
Net asset value, end of period	$30.19	$30.19	$29.71	$29.39	$29.72	$31.28
Total return (d)	2.67%	6.60%	5.82%	1.79%	(3.84)%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,413,563	$8,364,338	$7,631,871	$8,024,153	$7,365,332	$7,735,176
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.04%	0.05%	0.05%	0.07%
Net investment income (loss)	4.40%(e)	4.79%	4.65%	3.04%	0.97%	1.31%
Portfolio turnover rate (f)	21%(g)	51%	51%	47%	56%	56%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$29.29	$28.87	$28.78	$29.44	$30.63	$30.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.21	1.19	0.80	0.12	0.07
Net realized and unrealized gain (loss) (b)	0.07	0.41	0.10	(0.79)	(1.21)	(0.07)
Total from investment operations	0.64	1.62	1.29	0.01	(1.09)	0.00(c)
Net equalization credits and charges (a)	0.00(c)	0.02	(0.02)	0.01	(0.00)(c)	(0.00)(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.67)	(1.22)	(1.18)	(0.68)	(0.10)	(0.08)
Net asset value, end of period	$29.26	$29.29	$28.87	$28.78	$29.44	$30.63
Total return (d)	2.23%	5.76%	4.50%	0.09%	(3.55)%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,911,188	$5,799,253	$4,495,545	$5,597,876	$3,324,089	$3,497,886
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%	0.06%	0.06%	0.06%
Net investment income (loss)	3.90%(e)	4.15%	4.13%	2.76%	0.40%	0.23%
Portfolio turnover rate (f)	27%(g)	56%	54%	50%	52%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$26.06	$25.43	$25.83	$27.52	$31.15	$30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.76	0.84	1.22	1.88	1.06
Net realized and unrealized gain (loss) (b)	—	0.60	(0.51)	(1.77)	(3.48)	0.96
Total from investment operations	0.53	1.36	0.33	(0.55)	(1.60)	2.02
Net equalization credits and charges (a)	0.00	0.05	0.26	0.18	(0.08)	(0.13)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.64)	(0.78)	(0.99)	(1.32)	(1.95)	(0.84)
Net asset value, end of period	$25.95	$26.06	$25.43	$25.83	$27.52	$31.15
Total return (d)	2.04%	5.61%	2.38%	(1.42)%	(5.81)%	6.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$965,435	$969,511	$1,012,069	$1,681,335	$2,847,828	$2,604,257
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	3.99%(e)	2.93%	3.30%	4.59%	6.15%	3.44%
Portfolio turnover rate (f)	8%(g)	18%	18%	14%	14%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$28.77	$28.01	$28.28	$29.46	$32.38	$33.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	1.08	0.99	0.65	0.25	0.13
Net realized and unrealized gain (loss) (b)	0.15	0.75	(0.31)	(1.21)	(2.94)	(0.81)
Total from investment operations	0.70	1.83	0.68	(0.56)	(2.69)	(0.68)
Net equalization credits and charges (a)	0.00(c)	0.01	0.02	(0.01)	0.00(c)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.64)	(1.08)	(0.97)	(0.61)	(0.23)	(0.14)
Net asset value, end of period	$28.83	$28.77	$28.01	$28.28	$29.46	$32.38
Total return (d)	2.45%	6.68%	2.52%	(1.94)%	(8.34)%	(2.08)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,627,401	$8,816,337	$5,801,348	$4,395,081	$3,826,669	$3,069,652
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%	0.07%	0.06%	0.06%
Net investment income (loss)	3.77%(e)	3.80%	3.56%	2.26%	0.81%	0.41%
Portfolio turnover rate (f)	13%(g)	24%	19%	19%	22%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$23.74	$23.26	$22.78	$22.40	$26.84	$24.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	1.78	1.83	1.57	1.24	1.37
Net realized and unrealized gain (loss) (b)	0.05	0.46	0.39	0.37	(4.40)	2.49
Total from investment operations	0.90	2.24	2.22	1.94	(3.16)	3.86
Net equalization credits and charges (a)	0.01	0.04	0.06	0.01	0.04	0.05
Contribution from affiliate (Note 6)	—	0.00(c)	—	—	0.00(c)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.01)	(1.80)	(1.80)	(1.57)	(1.32)	(1.45)
Net asset value, end of period	$23.64	$23.74	$23.26	$22.78	$22.40	$26.84
Total return (d)	3.96%	10.12%(e)	10.47%	8.96%	(12.19)%(e)	16.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,464,748	$8,664,274	$4,675,488	$1,109,165	$685,361	$408,033
Ratios to average net assets:
Total expenses	0.05%(f)	0.05%	0.05%	0.10%	0.10%	0.13%
Net investment income (loss)	7.11%(f)	7.56%	7.94%	6.91%	4.87%	5.25%
Portfolio turnover rate (g)	32%(h)	52%	32%	25%	31%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2025 and June 30, 2022, the total return would have remained 10.12% and (12.19)%.respectively.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$29.20	$28.70	$28.80	$29.54	$35.37	$35.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	1.51	1.49	1.26	0.84	0.87
Net realized and unrealized gain (loss) (b)	0.26	0.49	(0.17)	(0.83)	(5.75)	0.32
Total from investment operations	1.00	2.00	1.32	0.43	(4.91)	1.19
Net equalization credits and charges (a)	0.01	0.01	0.05	0.03	0.00(c)	0.02
Contribution from affiliate	—	—	—	0.00(c)	0.00(c)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.87)	(1.51)	(1.47)	(1.20)	(0.84)	(0.90)
Net realized gains	—	—	—	—	(0.08)	(0.04)
Total distributions	—	(1.51)	(1.47)	(1.20)	(0.92)	(0.94)
Net asset value, end of period	$29.34	$29.20	$28.70	$28.80	$29.54	$35.37
Total return (d)	3.49%	7.15%	4.88%	1.66%(e)	(14.17)%(f)	3.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,807,167	$1,629,323	$1,463,489	$714,311	$341,187	$348,427
Ratios to average net assets:
Total expenses	0.03%(g)	0.03%	0.03%	0.03%	0.03%	0.06%
Net investment income (loss)	4.99%(g)	5.19%	5.21%	4.37%	2.50%	2.47%
Portfolio turnover rate (h)	11%(i)	22%	21%	20%	21%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$22.08	$21.55	$21.85	$22.85	$25.84	$26.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.82	0.74	0.60	0.34	0.21
Net realized and unrealized gain (loss) (b)	0.46	0.54	(0.31)	(0.94)	(2.70)	(0.41)
Total from investment operations	0.89	1.36	0.43	(0.34)	(2.36)	(0.20)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.00(c)	0.01	0.03
Contribution from affiliate	—	—	—	—	0.00(c)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.56)	(0.83)	(0.74)	(0.66)	(0.64)	(0.73)
Net asset value, end of period	$22.41	$22.08	$21.55	$21.85	$22.85	$25.84
Total return (d)	4.06%	6.44%	2.07%	(1.46)%	(9.25)%(e)	(0.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,652,538	$6,158,898	$5,181,726	$4,382,477	$3,975,236	$3,903,717
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.04%	0.05%	0.04%	0.05%
Net expenses	0.04%(f)	0.04%	0.03%	0.04%	0.03%	0.05%
Net investment income (loss)	3.84%(f)	3.76%	3.44%	2.72%	1.36%	0.81%
Portfolio turnover rate (g)	7%(h)	12%(i)	10%(i)	14%(i)	26%(i)	37%(i)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/25 and years ended 6/30/25, 6/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 116%, 120%, 125%, 157% and 222%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

State Street SPDR Portfolio Ultra Short T-Bill ETF
For the Period 10/8/25*- 12/31/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22
Net realized and unrealized gain (loss) (b)	0.01
Total from investment operations	0.23
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.22)
Net asset value, end of period	$25.01
Total return (d)	0.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,505
Ratios to average net assets:
Total expenses	0.05%(e)
Net investment income (loss)	3.81%(e)
Portfolio turnover rate (f)	0%(c)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.     Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of eighty-seven (87) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio Aggregate Bond ETF)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly SPDR Portfolio Long Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR Portfolio Long Term Treasury ETF)
State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF)
State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly SPDR Portfolio Short Term Corporate Bond ETF)
State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR Portfolio Short Term Treasury ETF)
State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF)
State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Portfolio Intermediate Term Treasury ETF)
State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio High Yield Bond ETF)
State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio Corporate Bond ETF)
State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR Portfolio Mortgage Backed Bond ETF)
State Street SPDR Portfolio Ultra Short T-Bill ETF
The State Street SPDR Portfolio Ultra Short T-Bill ETF was formed on October 7, 2025 and commenced operations on October 8, 2025.
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.     Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.     Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The State Street SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
5.     Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
6.     Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”)accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Portfolio Aggregate Bond ETF	0.03%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
State Street SPDR Portfolio Long Term Corporate Bond ETF	0.04
State Street SPDR Portfolio Long Term Treasury ETF	0.03
State Street SPDR Portfolio Treasury ETF	0.03
State Street SPDR Portfolio Short Term Corporate Bond ETF	0.04
State Street SPDR Portfolio Short Term Treasury ETF	0.03
State Street SPDR Portfolio TIPS ETF	0.12
State Street SPDR Portfolio Intermediate Term Treasury ETF	0.03
State Street SPDR Portfolio High Yield Bond ETF	0.05
State Street SPDR Portfolio Corporate Bond ETF	0.03
State Street SPDR Portfolio Mortgage Backed Bond ETF	0.04
State Street SPDR Portfolio Ultra Short T-Bill ETF	0.05

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made a contribution of $5,847 to the SPDR Portfolio High Yield Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.     Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Portfolio Aggregate Bond ETF	$489,397,512	$528,997,598	$207,733,693	$183,990,404
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,282,495,600	1,296,212,228
State Street SPDR Portfolio Long Term Corporate Bond ETF	—	—	112,507,727	100,397,283
State Street SPDR Portfolio Long Term Treasury ETF	175,546,262	182,737,168	—	—
State Street SPDR Portfolio Treasury ETF	10,111,635	10,465,636	—	—
State Street SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,736,691,416	1,776,860,301
State Street SPDR Portfolio Short Term Treasury ETF	1,551,482,360	1,579,578,267	—	—
State Street SPDR Portfolio TIPS ETF	78,708,588	92,510,083	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Portfolio Intermediate Term Treasury ETF	$1,179,196,122	$1,193,090,213	$—	$—
State Street SPDR Portfolio High Yield Bond ETF	—	—	2,993,131,863	3,001,345,400
State Street SPDR Portfolio Corporate Bond ETF	—	—	179,638,230	194,722,120
State Street SPDR Portfolio Mortgage Backed Bond ETF	620,936,003	409,602,065	—	—
State Street SPDR Portfolio Ultra Short T-Bill ETF	130,273	—	—	—
For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Portfolio Aggregate Bond ETF	$980,118,036	$645,472,848	$(10,502,281)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	11,162,137,952	10,393,443,586	91,472,456
State Street SPDR Portfolio Long Term Corporate Bond ETF	1,423,326,426	1,522,109,097	(586,709)
State Street SPDR Portfolio Long Term Treasury ETF	2,408,826,171	2,844,648,445	(29,111,166)
State Street SPDR Portfolio Treasury ETF	57,526,214	—	—
State Street SPDR Portfolio Short Term Corporate Bond ETF	2,488,166,049	2,422,822,276	22,456,332
State Street SPDR Portfolio Short Term Treasury ETF	512,934,907	399,199,835	3,703,213
State Street SPDR Portfolio TIPS ETF	106,277,705	106,930,492	(1,903,214)
State Street SPDR Portfolio Intermediate Term Treasury ETF	1,270,304,613	490,461,232	8,814,763
State Street SPDR Portfolio High Yield Bond ETF	3,427,095,477	1,647,823,003	42,552,991
State Street SPDR Portfolio Corporate Bond ETF	759,256,895	593,335,505	9,328,959
State Street SPDR Portfolio Mortgage Backed Bond ETF	28,990,111	—	—
State Street SPDR Portfolio Ultra Short T-Bill ETF	10,480,810	—	—
9.     Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.     Income Tax Information
The Funds, other than State Street SPDR Portfolio Ultra Short T-Bill ETF, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The State Street SPDR Portfolio Ultra Short T-Bill ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds, other than State Street SPDR Portfolio Ultra Short T-Bill ETF, file federal and various state and local tax returns as required. The State Street SPDR Portfolio Ultra Short T-Bill ETF  will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Portfolio Aggregate Bond ETF	$10,132,605,928	$77,634,965	$448,074,223	$(370,439,258)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	11,484,497,289	61,805,675	73,953,102	(12,147,427)
State Street SPDR Portfolio Long Term Corporate Bond ETF	1,256,097,446	789,474	108,553,600	(107,764,126)
State Street SPDR Portfolio Long Term Treasury ETF	13,205,299,885	1,484,320	2,332,786,037	(2,331,301,717)
State Street SPDR Portfolio Treasury ETF	147,873,848	1,137,752	876,291	261,461
State Street SPDR Portfolio Short Term Corporate Bond ETF	8,434,004,889	54,695,384	1,759,490	52,935,894
State Street SPDR Portfolio Short Term Treasury ETF	5,917,283,107	36,888,809	898,113	35,990,696
State Street SPDR Portfolio TIPS ETF	1,016,589,612	2,332,352	57,745,000	(55,412,648)
State Street SPDR Portfolio Intermediate Term Treasury ETF	9,546,307,103	59,605,364	39,364,099	20,241,265
State Street SPDR Portfolio High Yield Bond ETF	10,832,269,345	168,522,445	171,637,051	(3,114,606)
State Street SPDR Portfolio Corporate Bond ETF	1,873,572,052	21,550,782	16,258,848	5,291,934
State Street SPDR Portfolio Mortgage Backed Bond ETF	7,612,952,748	61,672,301	434,269,799	(372,597,498)
State Street SPDR Portfolio Ultra Short T-Bill ETF	10,501,814	3,768	4	3,764
11.     Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Portfolio Aggregate Bond ETF	$ 519,576,850	$ 187,218,790	$ 343,810,811	$ 531,029,601
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	1,044,981,436	649,092,315	418,277,535	1,067,369,850
State Street SPDR Portfolio Long Term Corporate Bond ETF	63,600,357	56,871,607	8,175,718	65,047,325
State Street SPDR Portfolio Long Term Treasury ETF	171,413,733	—	175,915,143	175,915,143
State Street SPDR Portfolio Treasury ETF	8,200,753	—	8,384,691	8,384,691
State Street SPDR Portfolio Short Term Corporate Bond ETF	307,691,705	164,201,452	150,019,045	314,220,497
State Street SPDR Portfolio Short Term Treasury ETF	300,891,540	74,326,578	232,698,156	307,024,734
State Street SPDR Portfolio Intermediate Term Treasury ETF	617,754,373	—	631,394,715	631,394,715
State Street SPDR Portfolio High Yield Bond ETF	562,349,704	543,731,765	30,235,170	573,966,935
State Street SPDR Portfolio Corporate Bond ETF	142,926,832	94,647,240	51,431,038	146,078,278
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$158,782,302	$—	$—	$—	$158,782,302	$158,782,302
State Street SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	2,385,125	—	—	—	2,385,125	2,385,125
State Street SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	5,845,338	—	—	—	5,845,338	5,845,338
State Street SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	20,206,025	—	—	—	20,206,025	20,206,025
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	649,092,315	—	—	—	649,092,315	649,092,315
State Street SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	56,871,607	—	—	—	56,871,607	56,871,607
State Street SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	164,201,452	—	—	—	164,201,452	164,201,452
State Street SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	74,326,578	—	—	—	74,326,578	74,326,578
State Street SPDR Portfolio High Yield Bond ETF	Common Stocks	6,650	—	—	—	6,650	6,650
State Street SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	543,725,115	—	—	—	543,725,115	543,725,115
State Street SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	94,647,240	—	—	—	94,647,240	94,647,240
12.     Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The following Funds participate in the credit facility as of December 31, 2025:
State Street SPDR Portfolio Aggregate Bond ETF
State Street SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2025.
13.     Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
14.     Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
December 31, 2025 (Unaudited)

Statement Regarding Basis for Approval of Investment Advisory Contract
At a meeting held on August 13-14, 2025, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect the State Street SPDR Portfolio Ultra Short T-Bill ETF (the “New ETF”), a series of SST. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of certain of the proposed investments of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers and sub-advisers, as applicable, that would be engaged to fulfill roles critical to the operations of the New ETF. The Board held a number of supplemental meetings with the Adviser and such service providers in connection with their consideration of the Advisory Agreement.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”) noting that there were no true comparators. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by other funds in the universe of exchange-traded funds provided by Broadridge.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
December 31, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 6, 2026